UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5(§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item1. Schedule of Investments

Table of Contents
All Asset All Authority Fund	Mortgage-Backed Securities Fund

All Asset Fund	Municipal Bond Fund

California Intermediate Municipal Bond Fund	New York Municipal Bond Fund

California Short Duration Municipal Income Fund	Real Return Asset Fund

CommodityRealReturn Strategy Fund®	Real Return Fund

Convertible Fund	RealEstateRealReturn Strategy Fund

Developing Local Markets Fund	RealRetirementTM 2010 Fund

Diversified Income Fund	RealRetirementTM 2020 Fund

EM Fundamental IndexPLUSTM TR Strategy Fund	RealRetirementTM 2030 Fund

Emerging Local Bond Fund	RealRetirementTM 2040 Fund

Emerging Markets Bond Fund	RealRetirementTM 2050 Fund

Extended Duration Fund	Short Duration Municipal Income Fund

Floating Income Fund	Short-Term Fund

Foreign Bond Fund (Unhedged)	Small Cap StocksPLUS® TR Fund

Foreign Bond Fund (U.S. Dollar-Hedged)	StocksPLUS® Fund

Fundamental Advantage Total Return Strategy Fund	StocksPLUS® Long Duration Fund

Fundamental IndexPLUSTM Fund	StocksPLUS® Total Return Fund

Fundamental IndexPLUSTM TR Fund	StocksPLUS® TR Short Strategy Fund

Global Advantage Strategy Bond Fund	Total Return Fund

Global Bond Fund (Unhedged)	Total Return Fund II

Global Bond Fund (U.S. Dollar-Hedged)	Total Return Fund III

Global Multi-Asset Fund	Unconstrained Bond Fund

GNMA Fund	Unconstrained Tax Managed Bond Fund

Government Money Market Fund	Asset-Backed Securities Portfolio

High Yield Fund	Developing Local Markets Portfolio

High Yield Municipal Bond Fund	Emerging Markets Portfolio

Income Fund	High Yield Portfolio

International StocksPLUS® TR Strategy Fund (Unhedged)	International Portfolio

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	Investment Grade Corporate Portfolio

Investment Grade Corporate Bond Fund	Long Duration Corporate Bond Portfolio

Long Duration Total Return Fund	Mortgage Portfolio

Long-Term Credit Fund	Municipal Sector Portfolio

Long-Term U.S. Government Fund	Real Return Portfolio

Low Duration Fund	Short-Term Floating NAV Portfolio

Low Duration Fund II	Short-Term Floating NAV Portfolio II

Low Duration Fund III	Short-Term Portfolio

Moderate Duration Fund	U.S. Government Sector Portfolio

Money Market Fund

Schedule of Investments

All Asset All Authority Fund

June 30, 2009 (Unaudited)

	SHARES	MARKET VALUE (000s)
PIMCO FUNDS (a)(b) 111.0%
CommodityRealReturn
Strategy Fund®	25,157,773	$179,626
Convertible Fund	3,474,582	34,468
Developing Local Markets Fund	2,160,337	20,048
Diversified Income Fund	2,916,614	27,562
EM Fundamental IndexPLUSTM TR Strategy Fund	2,165,113	31,286
Emerging Local Bond Fund	2,973,789	26,675
Emerging Markets Bond Fund	5,294,149	49,606
Floating Income Fund	8,044,970	63,073
Foreign Bond Fund (Unhedged)	988,800	8,899
Fundamental Advantage Total Return Strategy Fund	17,441,840	85,291
Fundamental IndexPLUSTM Fund	118,551	689
Fundamental IndexPLUSTM TR Fund	1,422,405	9,046
Global Advantage Strategy Bond Fund	982,191	10,441
High Yield Fund	16,130,518	121,301
Income Fund	4,997,607	45,128
Investment Grade Corporate Bond Fund	30,731,516	319,300
Long Duration Total Return Fund	9,600,284	100,419
Long-Term Credit Fund	4,219,489	44,853
Long-Term U.S. Government Fund	3,878,472	43,323
Low Duration Fund	81,332	802
Real Return Asset Fund	37,319,331	392,226
Real Return Fund	4,229,966	43,696
RealEstateRealReturn Strategy Fund	1,691,893	4,856
Short-Term Fund	68	1
Small Cap StocksPLUS® TR Fund	535,222	3,939
StocksPLUS® Fund	148,730	916
StocksPLUS® Total Return Fund	240,365	1,464
StocksPLUS® TR Short Strategy Fund	30,800,234	188,189
Total Return Fund	22,391,885	233,995

Total PIMCO Funds (Cost $2,022,140)		2,091,118

Total Investments 111.0% (Cost $2,022,140)		$2,091,118
Other Assets and Liabilities (Net) (11.0%)		(206,990)

Net Assets 100.0%		$1,884,128

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Affiliated to the Fund.

(b) Institutional Class Shares of each PIMCO Fund.

(c) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Investments, at value	$2,091,118	$0	$0	$2,091,118

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

All Asset Fund

June 30, 2009 (Unaudited)

	SHARES	MARKET VALUE (000s)
PIMCO FUNDS (a)(b) 100.2%
CommodityRealReturn Strategy Fund®	149,851,177	$1,069,937
Convertible Fund	49,749,536	493,515
Developing Local Markets Fund	22,379,056	207,678
Diversified Income Fund	44,197,546	417,667
EM Fundamental IndexPLUSTM TR Strategy Fund	13,208,179	190,858
Emerging Local Bond Fund	58,331,849	523,237
Emerging Markets Bond Fund	32,508,790	304,607
Floating Income Fund	48,395,730	379,423
Foreign Bond Fund (Unhedged)	793,104	7,138
Fundamental Advantage Total Return Strategy Fund	70,943,227	346,912
Fundamental IndexPLUSTM Fund	1,789,250	10,396
Fundamental IndexPLUSTM TR Fund	29,194,053	185,674
Global Advantage Strategy Bond Fund	4,773,609	50,743
High Yield Fund	64,110,264	482,109
Income Fund	24,497,893	221,216
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	18,451,374	152,224
International StocksPLUS® TR Strategy Fund (Unhedged)	5,614,916	35,093
Investment Grade Corporate Bond Fund	187,524,282	1,948,377
Long Duration Total Return Fund	40,809,184	426,864
Long-Term Credit Fund	27,658,987	294,015
Long-Term U.S. Government Fund	12,131,171	135,505
Low Duration Fund	594,144	5,858
Real Return Asset Fund	265,070,674	2,785,893
Real Return Fund	26,624,247	275,029
RealEstateRealReturn Strategy Fund	44,881,354	128,810
Short-Term Fund	10,988,476	106,039
Small Cap StocksPLUS® TR Fund	9,918,238	72,998
StocksPLUS® Fund	1,396,556	8,603
StocksPLUS® Total Return Fund	5,910,377	35,994
Total Return Fund	90,860,550	949,493

Total PIMCO Funds (Cost $12,181,699)		12,251,905

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/01/2009	$13,994	13,994

(Dated 06/30/2009. Collateralized by Fannie Mae 1.722% due 05/10/2011 valued at $55; Federal Home Loan Bank 0.900% due 04/08/2010 valued at $35; and U.S. Treasury Bills 0.000% due 08/27/2009 valued at $14,187. Repurchase proceeds are $13,994.)

Total Short-Term Instruments (Cost $13,994)		13,994

Total Investments 100.3% (Cost $12,195,693)		$12,265,899
Other Assets and Liabilities (Net) (0.3%)		(40,894)

Net Assets 100.0%		$12,225,005

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Affiliated to the Fund.

(b) Institutional Class Shares of each PIMCO Fund.

(c) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
PIMCO Funds	$12,251,905	$0	$0	$12,251,905
Short-Term Instruments	0	13,994	0	13,994

Investments, at value	$12,251,905	$13,994	$0	$12,265,899

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

California Intermediate Municipal Bond Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 1.7%
American International Group, Inc.
4.700% due 10/01/2010	$400	$325
8.175% due 05/15/2058	700	200
8.250% due 08/15/2018	100	59
Citigroup, Inc.
8.400% due 04/29/2049 (a)	500	376
General Electric Capital Corp.
1.262% due 07/27/2012	250	227
SLM Corp.
4.500% due 07/26/2010	450	425

Total Corporate Bonds & Notes (Cost $2,247)		1,612

MUNICIPAL BONDS & NOTES 97.1%
CALIFORNIA 88.8%
Alameda, California Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	1,180	1,160
Alum Rock, California Union Elementary School District General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2019	265	285
Burbank, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 12/01/2009	100	101
Cajon Valley, California Union Elementary School District General Obligation Bonds, Series 2008
5.000% due 08/01/2019	1,320	1,411
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2001
5.250% due 04/01/2026	2,000	1,903
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	2,000	2,004
California State Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2001
0.000% due 10/01/2014	500	410
California State Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	540	574
5.000% due 10/01/2013	570	606
California State Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	794
California State Encinitas Union School District General Obligation Bonds, (MBIA Insured), Series 1996
0.000% due 08/01/2018	1,500	991
California State Health Facilities Financing Authority Revenue Bonds, Series 2002
0.200% due 09/01/2025	1,700	1,700
California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	500	537
California State Health Facilities Financing Authority Revenue Notes, (CM Insured), Series 2000
5.000% due 09/01/2010	350	354
California State Health Facilities Financing Authority Revenue Notes, Series 2008
6.000% due 10/01/2018	250	282
California State Housing Finance Agency Revenue Bonds, (AMBAC/FHA Insured), Series 1996
5.950% due 02/01/2011	35	35
California State Housing Finance Agency Revenue Notes, (FGIC Insured), Series 2006
4.500% due 08/01/2012	1,400	1,411
California State Mountain House Public Financing Authority Revenue Notes, Series 2007
5.000% due 12/01/2015	640	624
California State M-S-R Public Power Agency Revenue Bonds, (FSA Insured), Series 2008
5.000% due 07/01/2019	2,000	2,084
California State M-S-R Public Power Agency Revenue Notes, (FSA Insured), Series 2008
5.000% due 07/01/2018	2,000	2,205
California State Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	2,000	1,684
California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.240% due 11/01/2026	300	300
California State Pollution Control Financing Authority Revenue Bonds, Series 2002
5.000% due 01/01/2022	1,000	904
California State Public Works Board Revenue Bonds, (MBIA Insured), Series 2005
5.250% due 11/01/2019	1,000	1,045
California State Public Works Board Revenue Bonds, Series 2005
5.000% due 04/01/2017	2,000	2,091
California State Public Works Board Revenue Notes, (MBIA-FGIC Insured), Series 2006
5.000% due 10/01/2016	2,500	2,535
California State San Ramon Valley Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 1998
0.000% due 07/01/2018	3,300	2,160
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	656
California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2028 (b)	3,500	2,077
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2001
5.000% due 10/01/2018	1,500	1,470
California Statewide Communities Development Authority Revenue Bonds, (XLCA Insured), Series 2006
4.100% due 04/01/2028	1,000	989
California Statewide Communities Development Authority Revenue Bonds, Series 2002
6.750% due 07/01/2032 (e)	1,280	1,066
California Statewide Communities Development Authority Revenue Bonds, Series 2005
5.000% due 03/01/2018	125	119
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.150% due 07/01/2030	650	426
5.500% due 11/01/2038	400	251
California Statewide Communities Development Authority Revenue Notes, Series 2004
5.500% due 05/15/2012	1,000	979
California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2013	850	880
Campbell, California Redevelopment Agency Tax Allocation Notes, Series 2002
4.700% due 10/01/2011	505	500
Capistrano, California Unified School District Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	636
5.375% due 09/01/2017	800	721
Contra Costa County, California Public Financing Authority Tax Allocation Bonds, Series 2003
5.625% due 08/01/2033	355	313
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	955	784
Desert Sands, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	3,000	2,517
El Monte, California School District General Obligation Notes, (MBIA-FGIC Insured), Series 2005
0.000% due 05/01/2012	1,555	1,437
El Monte, California Union High School District General Obligation Notes, (MBIA-FGIC Insured), Series 2006
0.000% due 06/01/2013	1,195	1,058
Fresno, California Revenue Bonds, (AGC Insured), Series 2008
5.000% due 09/01/2019	700	757
Grossmont-Cuyamaca, California Community College District General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2018	500	557
Inland Empire, California Tobacco Securitization Authority Revenue Bonds, Series 2007
4.625% due 06/01/2021	905	753
Irvine, California Ranch Water District Revenue Bonds, Series 1993
0.250% due 04/01/2033	200	200
Irvine, California Special Assessment Bonds, Series 1997
0.250% due 09/02/2022	200	200
Irvine, California Unified School District Special Tax Notes, Series 2009
0.250% due 03/01/2012	100	100
Long Beach, California Bond Finance Authority Revenue Bonds, Series 2007
5.000% due 11/15/2029	500	395
5.250% due 11/15/2018	1,000	901
5.250% due 11/15/2019	500	444
Long Beach, California Special Tax Bonds, Series 2008
5.375% due 10/01/2022	250	219
Los Angeles, California Department of Airports Revenue Notes, (MBIA Insured), Series 2006
5.000% due 05/15/2016	1,000	1,021
Los Angeles, California Municipal Improvement Corp. Revenue Bonds, Series 2008
5.000% due 09/01/2019	250	253
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999
4.750% due 07/01/2010	30	30
Modesto, California Irrigation District Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	3,545	3,899
Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2016	500	377
Oakland, California Port Authority Revenue Bonds, (MBIA-FGIC Insured), Series 2000
5.750% due 11/01/2012	500	506
Palm Springs, California Revenue Notes, Series 2008
5.300% due 07/01/2013	250	225
Redding, California Redevelopment Agency Tax Allocation Bonds, Series 2006
5.000% due 09/01/2036	1,250	929
Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	170	170
Riverbank, California Redevelopment Agency Tax Allocation Notes, Series 2007
4.100% due 08/01/2013	255	246
Sacramento County, California Sanitation District Revenue Bonds, (MBIA-FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,081
Sacramento, California Municipal Utility District Revenue Bonds, Series 1983
9.000% due 04/01/2013	485	565
San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,283
San Diego, California Redevelopment Agency Tax Allocation Bonds, (XLCA Insured), Series 2004
5.250% due 09/01/2016	1,000	1,012
San Fernando, California Redevelopment Agency Tax Allocation Bonds, Series 2006
4.500% due 09/15/2017	1,425	1,307
San Francisco, California City & County Airports Commission Revenue Bonds, (MBIA-FGIC Insured), Series 2006
5.250% due 05/01/2019	1,460	1,519
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2008
6.750% due 05/01/2019	1,000	1,043
San Francisco, California City & County Unified School District General Obligation Notes, (FSA Insured), Series 2005
5.000% due 06/15/2015	1,100	1,184
San Joaquin, California Delta Community College District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	2,000	1,677
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2017	1,000	967
San Jose, California Redevelopment Agency Tax Allocation Bonds, Series 2008
6.500% due 08/01/2019	1,000	1,072
San Luis Obispo County, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 09/01/2018	750	772
San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	55	55
Santa Clara, California Revenue Bonds, Series 2008
0.250% due 07/01/2034	1,000	1,000
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,000	1,042
Sonoma County, California Junior College District General Obligation Bonds, (MBIA Insured), Series 2007
5.000% due 08/01/2018	1,250	1,352
Southern California State Public Power Authority Revenue Bonds, Series 2008
0.180% due 07/01/2020	700	700
Turlock, California Certificates of Participation Notes, Series 2007
5.000% due 10/15/2010	360	361
University of California Regents Medical Center Revenue Bonds, (MBIA Insured), Series 2007
1.202% due 05/15/2030	1,500	947
University of California Regents Medical Center Revenue Notes, Series 2008
5.000% due 05/15/2017	2,000	2,177
University of California Revenue Bonds, (FSA Insured), Series 2005
5.000% due 05/15/2016	3,240	3,485
University of California Revenue Bonds, Series 2008
5.000% due 05/15/2018	350	379

		84,231

MONTANA 0.4%
Hardin, Montana Rocky Mountain Power, Inc. Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (b)	830	374

NEW JERSEY 0.2%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	230	212

PUERTO RICO 6.6%
Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
4.675% due 07/01/2020	1,000	679
Puerto Rico Electric Power Authority Revenue Notes, Series 2008
5.000% due 07/01/2012	500	512
Puerto Rico Government Development Bank Revenue Notes, Series 2006
5.000% due 12/01/2014	2,500	2,489
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007
5.500% due 07/01/2021	2,500	2,438
Puerto Rico Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998
5.250% due 07/01/2010	150	151

		6,269

TEXAS 0.1%
Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	74

VIRGIN ISLANDS 1.0%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,000	950

Total Municipal Bonds & Notes (Cost $96,471)		92,110

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%
American International Group, Inc.
8.500% due 08/01/2011	5,200	49

Total Convertible Preferred Stocks (Cost $390)		49

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS
0.2% State Street Bank and Trust Co.
0.010% due 07/01/2009	$139	139

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/27/2009 valued at $145. Repurchase proceeds are $139.)
U.S. TREASURY BILLS 0.1%
0.111% due 07/23/2009 (c)	130	130

Total Short-Term Instruments (Cost $269)		269

Total Investments 99.1% (Cost $99,377)		$94,040
Other Assets and Liabilities (Net) 0.9%		834

Net Assets 100.0%		$94,874

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Security becomes interest bearing at a future date.

(c) Securities with an aggregate market value of $130 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(d) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(2)	Market Value(3)	Upfront Premiums (Received)	Unrealized (Depreciation)
MCDX 5-Year Index	GSC	0.350%	06/20/2013	$500	$(28)	$(12)	$(16)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities compromising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e) Restricted securities as of June 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Revenue Bonds, Series 2002	6.750%	07/01/2032	02/07/2002	$1,280	$1,066	1.12%

(f) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
California	$0	$84,231	$0	$84,231
Puerto Rico	0	6,269	0	6,269
Other Investments++	49	3,491	0	3,540

Investments, at value	$49	$93,991	$0	$94,040

Financial Derivative Instruments+++	$0	$(16)	$0	$(16)

Total	$49	$93,975	$0	$94,024

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0

Financial Derivative Instruments+++	$(236)	$0	$0	$0	$220	$16	$0

Total	$(236)	$0	$0	$0	$220	$16	$0

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

California Short Duration Municipal Income Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 1.0%
American Express Bank FSB
0.399% due 07/13/2010	$250	$244
American International Group, Inc.
4.700% due 10/01/2010	300	244
5.600% due 10/18/2016	100	54
8.175% due 05/15/2058	100	29
Citigroup, Inc.
8.400% due 04/29/2049 (a)	100	75
General Electric Capital Corp.
1.262% due 07/27/2012	150	136
Morgan Stanley
3.006% due 05/14/2010	250	249
SLM Corp.
4.500% due 07/26/2010	450	425
Wachovia Bank N.A.
1.806% due 05/14/2010	100	100

Total Corporate Bonds & Notes (Cost $1,644)		1,556

MUNICIPAL BONDS & NOTES 98.3%
CALIFORNIA 93.0%
Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	495	541
Anaheim, California Public Financing Authority Revenue Notes, Series 2008
4.000% due 08/01/2010	2,275	2,352
Brentwood, California Union School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.250% due 08/01/2017	110	125
Brentwood, California Union School District General Obligation Notes, (MBIA-FGIC Insured), Series 2007
5.250% due 08/01/2016	135	153
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Notes, (CM Insured), Series 2002
4.500% due 04/01/2011	500	513
California State Bay Area Toll Authority Revenue Bonds, Series 2003
0.250% due 04/01/2037	3,085	3,085
California State Bay Area Toll Authority Revenue Notes, Series 2006
5.000% due 04/01/2015	100	109
California State Department of Water Resources Revenue Bonds, Series 2002
0.270% due 05/01/2022	550	550
California State Department of Water Resources Revenue Bonds, Series 2008
0.150% due 05/01/2018	1,500	1,500
California State Department of Water Resources Revenue Notes, Series 2005
0.200% due 05/01/2011	100	100
California State Department of Water Resources Revenue Notes, Series 2008
4.000% due 12/01/2012	30	33
California State General Obligation Bonds, (FSA-CR Insured), Series 2000
5.750% due 03/01/2021	3,000	3,133
California State General Obligation Bonds, (XLCA-ICR Insured), Series 2000
5.750% due 03/01/2020	2,500	2,611
California State General Obligation Bonds, Series 1991
6.600% due 02/01/2011	1,455	1,545
California State General Obligation Bonds, Series 2004
5.000% due 07/01/2016	2,000	2,017
California State General Obligation Bonds, Series 2008
5.000% due 07/01/2023	3,175	3,267
California State General Obligation Notes, Series 2004
5.250% due 07/01/2012	1,000	1,063
California State General Obligation Notes, Series 2008
5.000% due 01/01/2011	1,500	1,567
5.000% due 04/01/2015	450	467
California State Health Facilities Financing Authority Revenue Bonds, Series 1998
5.250% due 10/01/2014	3,000	3,032
California State Health Facilities Financing Authority Revenue Bonds, Series 2002
0.200% due 09/01/2025	1,400	1,400
California State Health Facilities Financing Authority Revenue Bonds, Series 2004
0.250% due 07/01/2033	1,000	1,000
California State Health Facilities Financing Authority Revenue Bonds, Series 2005
0.150% due 05/01/2022	1,050	1,050
California State Health Facilities Financing Authority Revenue Bonds, Series 2008
0.240% due 10/01/2031	1,200	1,200
5.500% due 08/15/2018	250	268
California State Health Facilities Financing Authority Revenue Bonds, Series 2009
0.150% due 09/01/2038	500	500
5.000% due 07/01/2037	1,250	1,278
California State Health Facilities Financing Authority Revenue Notes, Series 2005
5.000% due 07/01/2010	500	512
California State Health Facilities Financing Authority Revenue Notes, Series 2008
5.000% due 08/15/2009	250	251
California State Health Facilities Financing Authority Revenue Notes, Series 2009
5.000% due 03/01/2010	500	507
5.000% due 03/01/2011	1,000	1,025
California State Housing Finance Agency Revenue Bonds, Series 2008
0.250% due 08/01/2040	190	190
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2001
0.180% due 11/15/2037	3,000	3,000
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2005
3.750% due 12/01/2018	2,000	2,007
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2008
0.180% due 09/01/2037	2,700	2,700
California State Infrastructure & Economic Development Bank Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 10/01/2013	250	274
California State M-S-R Public Power Agency Revenue Notes, (FSA Insured), Series 2008
5.000% due 07/01/2018	250	276
California State Northern Power Agency Revenue Notes, Series 2008
5.000% due 07/01/2012	1,500	1,595
California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.240% due 11/01/2026	1,800	1,800
California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 01/01/2019	150	141
California State Public Works Board Revenue Bonds, (MBIA Insured), Series 2005
5.250% due 11/01/2019	270	282
California State Public Works Board Revenue Bonds, (MBIA-FGIC Insured), Series 2006
5.250% due 10/01/2017	380	387
California State Public Works Board Revenue Notes, Series 2003
5.500% due 06/01/2013	750	784
California Statewide Communities Development Authority Certificates of Participation Bonds, (MBIA Insured), Series 1993
5.500% due 08/15/2013	2,000	2,000
California Statewide Communities Development Authority Revenue Bonds, (FSA Insured), Series 2007
5.250% due 07/01/2018	250	267
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.150% due 07/01/2030	100	66
California Statewide Communities Development Authority Revenue Bonds, Series 2008
0.170% due 08/15/2041	700	700
0.180% due 12/01/2034	700	700
California Statewide Communities Development Authority Revenue Notes, (FHA Insured), Series 2009
5.500% due 08/01/2012	1,215	1,307
5.500% due 08/01/2014	2,610	2,857
California Statewide Communities Development Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 05/01/2015	150	154
California Statewide Communities Development Authority Revenue Notes, Series 2004
5.500% due 05/15/2012	250	245
California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2012	640	662
California Statewide Financing Authority Revenue Notes, Series 2002
4.600% due 05/01/2012	1,030	1,004
Capistrano, California Unified School District Community Facilities District No. 87-1 Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2014	1,100	1,116
Carlsbad, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 1997
0.000% due 11/01/2009	1,350	1,345
Cerritos, California Community College District General Obligation Notes, Series 2009
4.000% due 08/01/2011	400	421
Contra Costa County, California Revenue Bonds, (FNMA Insured), Series 1992
0.180% due 11/15/2022	1,500	1,500
Cucamonga County, California Water District Certificates of Participation Notes, (FSA Insured), Series 2009
2.500% due 09/01/2011	450	454
Desert Sands, California Unified School District Certificates of Participation Notes, Series 2008
4.000% due 03/01/2012	1,000	1,027
East Bay, California Municipal Utility District Revenue Bonds, (FSA Insured), Series 2002
0.600% due 06/01/2025	1,740	1,740
Fontana, California Unified School District General Obligation Notes, (AGC Insured), Series 2009
4.000% due 05/01/2011	350	364
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2038	1,175	1,293
5.000% due 06/01/2043	100	110
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2003
5.625% due 06/01/2038	100	112
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (XLCA-ICR Insured), Series 2003
5.500% due 06/01/2043	1,735	1,941
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2033	1,500	1,678
5.500% due 06/01/2043	2,655	2,970
5.625% due 06/01/2038	3,315	3,724
6.250% due 06/01/2033	7,570	8,404
6.625% due 06/01/2040	1,270	1,471
6.750% due 06/01/2039	4,870	5,664
7.875% due 06/01/2042	105	127
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2007
4.000% due 06/01/2010	1,900	1,885
4.200% due 06/01/2012	600	575
5.000% due 06/01/2011	500	499
Irvine, California Ranch Water District Revenue Bonds, Series 1993
0.250% due 04/01/2033	1,000	1,000
Irvine, California Special Assessment Bonds, Series 1994
0.250% due 09/02/2020	600	600
Kern, California Community College District General Obligation Notes, (MBIA-FGIC Insured), Series 2003
5.000% due 11/01/2009	100	101
Lake Arrowhead, California Rim World Unified School District General Obligation Notes, (FSA Insured), Series 2009
3.000% due 08/01/2012	275	283
Lincoln, California Unified School District Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	204
Long Beach, California Unified School District General Obligation Notes, Series 2009
5.000% due 08/01/2011	1,000	1,075
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2008
0.250% due 07/01/2031	1,000	1,000
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2009
0.200% due 07/01/2023	1,500	1,500
Los Angeles, California Community College District General Obligation Notes, Series 2008
3.000% due 08/01/2011	250	257
3.000% due 08/01/2012	500	514
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001
0.300% due 07/01/2034	500	500
Los Angeles, California Harbor Department Revenue Notes, Series 2009
5.000% due 08/01/2012 (b)	1,000	1,089
Los Angeles, California Unified School District Certificates of Participation Bonds, Series 2008
0.250% due 10/01/2031	1,000	1,000
Los Angeles, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2007
4.000% due 07/01/2010	1,000	1,031
Los Angeles, California Unified School District General Obligation Notes, Series 2009
5.000% due 07/01/2014	2,000	2,168
Los Angeles, California Wastewater System Revenue Notes, (MBIA Insured), Series 2003
5.000% due 06/01/2011	100	106
Lynwood, California Utility Authority Revenue Notes, (AGC Insured), Series 2008
3.000% due 06/01/2010	165	168
Merced, California Union High School District General Obligation Notes, (AGC Insured), Series 2009
2.000% due 08/01/2010	775	783
Modesto, California Revenue Bonds, (MBIA Insured), Series 1993
6.000% due 06/01/2011	1,375	1,380
Montebello, California Unified School District General Obligation Notes, (FSA Insured), Series 2008
3.000% due 08/01/2011	145	150
Newport Beach, California Revenue Bonds, Series 2009
4.000% due 12/01/2038	4,000	4,090
Norwalk-La Mirada, California Unified School District General Obligation Notes, (FSA Insured), Series 2009
4.000% due 08/01/2013 (b)	880	924
Orange County, California Public Financing Authority Revenue Notes, (MBIA insured), Series 2005
5.000% due 07/01/2011	100	104
Orange County, California Sanitation District Certificates of Participation Bonds, Series 2000
0.350% due 08/01/2030	1,100	1,100
Orange County, California Sanitation District Certificates of Participation Notes, Series 2008
4.000% due 08/01/2009	100	100
Pasadena, California Certificates of Participation Bonds, Series 2008
0.250% due 02/01/2035	1,000	1,000
Pasadena, California Certificates of Participation Notes, Series 2008
4.000% due 02/01/2012	570	595
5.000% due 02/01/2010	500	512
Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2013	100	107
Placentia, California Public Financing Authority Special Tax Notes, Series 2009
2.625% due 09/01/2011	675	676
Pleasanton, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2004
5.000% due 08/01/2015	150	165
Rancho, California Water District Financing Authority Revenue Notes, Series 2008
4.000% due 08/01/2009	500	501
Redding, California Joint Powers Financing Authority Revenue Notes, (MBIA Insured), Series 2002
4.000% due 12/01/2010	50	52
Rio Vista, California Community Facilities District Special Tax Notes, Series 2006
4.000% due 09/01/2009	100	100
Riverbank, California Redevelopment Agency Tax Allocation Notes, Series 2007
4.000% due 08/01/2012	145	142
Riverside County, California Palm Desert Financing Authority Revenue Notes, Series 2008
4.000% due 05/01/2010	500	513
Riverside County, California Transportation Commission Revenue Bonds, Series 2008
5.000% due 06/01/2029	250	254
Riverside, California Revenue Bonds, (AMBAC Insured), Series 1998
5.375% due 10/01/2009	500	505
Riverside, California Revenue Bonds, (MBIA-FGIC Insured), Series 1993
5.000% due 08/01/2010	1,000	1,026
Roseville, California Natural Gas Finance Authority Revenue Notes, Series 2007
5.000% due 02/15/2012	100	97
Sacramento, California Municipal Utility District Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2013	1,375	1,485
San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2008
0.600% due 04/01/2038	295	295
San Diego, California Unified School District General Obligation Bonds, Series 2009
0.000% due 07/01/2012	325	296
San Francisco, California City & County Certificates of Participation Notes, Series 2009
1.950% due 04/01/2011	1,000	1,000
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,116
San Luis Obispo County, California Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 09/01/2018	250	257
San Mateo County, California Joint Powers Financing Authority Revenue Notes, Series 2008
4.000% due 07/15/2011	350	366
5.000% due 07/15/2014	150	165
Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	195
Santa Ana, California Unified School District General Obligation Notes, Series 2008
3.500% due 08/01/2011	900	926
Santa Barbara, California Community College District General Obligation Notes, Series 2008
4.000% due 08/01/2009	310	311
4.000% due 08/01/2010	155	160
Santa Barbara, California Financing Authority Revenue Notes, Series 2009
4.000% due 07/01/2012	400	420
Santa Clara County, California East Side Union High School District General Obligation Notes, (XLCA Insured), Series 2005
4.000% due 08/01/2012	200	209
Santa Clara, California Revenue Bonds, Series 2008
0.250% due 07/01/2034	1,000	1,000
Santa Clara, California Valley Transportation Authority Revenue Bonds, Series 2008
0.400% due 06/01/2026	3,000	3,000
Santa Clara, California Valley Water District Certificates of Participation Notes, Series 2007
5.000% due 02/01/2016	150	167
Santa Monica, California Community College District General Obligation Notes, (MBIA-FGIC Insured), Series 2007
0.000% due 08/01/2013	225	195
South Orange County, California Public Financing Authority Special Tax Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2013	125	132
South Orange County, California Public Financing Authority Special Tax Notes, (MBIA-FGIC Insured), Series 2004
5.000% due 08/15/2011	200	209
Southern California State Metropolitan Water District General Obligation Bonds, Series 2001
5.250% due 03/01/2014	1,405	1,520
Southern California State Public Power Authority Revenue Bonds, Series 2008
0.180% due 07/01/2020	2,000	2,000
Sulphur Springs, California Union School District General Obligation Bonds, (MBIA Insured), Series 1991
0.000% due 09/01/2009	700	698
Torrance, California Unified School District General Obligation Notes, Series 2009
4.000% due 08/01/2011	500	524
University of California Regents Medical Center Revenue Bonds, (MBIA Insured), Series 2007
1.202% due 05/15/2030	1,000	631
Upland, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.600% due 10/01/2016	100	104
Vernon, California Revenue Notes, Series 2009
4.000% due 08/01/2010	2,000	2,042
West Hollywood, California Public Financing Authority Revenue Notes, Series 2009
3.000% due 02/01/2011 (b)	535	545
3.000% due 02/01/2012 (b)	695	710
Westlake Village, California Certificates of Participation Notes, Series 2009
2.000% due 06/01/2011	310	312
Whittier, California Revenue Notes, Series 2009
3.000% due 06/01/2011	1,600	1,595

		149,629

COLORADO 0.7%
Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.150% due 12/01/2031	1,100	1,100

NEW HAMPSHIRE 0.6%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2005
0.230% due 07/01/2033	1,000	1,000

PUERTO RICO 4.0%
Commonwealth of Puerto Rico General Obligation Notes, Series 2008
5.000% due 07/01/2011	1,500	1,536
Commonwealth of Puerto Rico Revenue Notes, Series 2008
3.000% due 07/30/2009	1,000	1,002
Puerto Rico Electric Power Authority Revenue Bonds, (MBIA Insured), Series 1997
5.500% due 07/01/2009	1,000	1,000
Puerto Rico Electric Power Authority Revenue Notes, Series 2008
5.000% due 07/01/2010	1,000	1,004
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2000
6.000% due 07/01/2039	1,750	1,858

		6,400

Total Municipal Bonds & Notes (Cost $157,324)		158,129

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Notes
0.875% due 04/30/2011 (c)	2	2

Total U.S. Treasury Obligations (Cost $2)		2

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%
American International Group, Inc.
8.500% due 08/01/2011	1,000	10

Total Convertible Preferred Stocks (Cost $75)		10

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS 0.8%
State Street Bank and Trust Co.
0.010% due 07/01/2009	$1,304	1,304

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $1,335. Repurchase proceeds are $1,304.)
Total Short-Term Instruments (Cost $1,304)		1,304

Total Investments 100.1% (Cost $160,349)		$161,001
Other Assets and Liabilities (Net) (0.1%)		(212)

Net Assets 100.0%		$160,789

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) When-Issued security.

(c) Securities with an aggregate market value of $2 and cash of $3 have been pledged as collateral for futures contracts on June 30, 2009.

(d) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
California	$0	$149,629	$0	$149,629
Other Investments++	10	11,362	0	11,372

Investments, at value	$10	$160,991	$0	$161,001

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

See Accompanying Notes

Consolidated Schedule of Investments

CommodityRealReturn Strategy Fund®

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.6%
Daimler Finance North America LLC
4.320% due 08/03/2012		$45,824	$42,673
Georgia-Pacific Corp.
2.319% due 12/20/2012		338	320
2.323% due 12/20/2012		524	495
2.518% due 12/20/2012		256	242
2.650% due 12/20/2012		8,381	7,928
HCA, Inc.
2.848% due 11/18/2013		16,696	15,110

Total Bank Loan Obligations (Cost $70,346)			66,768

CORPORATE BONDS & NOTES 13.6%
BANKING & FINANCE 10.4%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		43,300	44,825
Allstate Life Global Funding Trusts CPI Linked Bond
0.670% due 03/01/2010		7,000	6,803
American Express Bank FSB
5.500% due 04/16/2013		14,700	14,443
6.000% due 09/13/2017		18,100	16,536
American Express Centurion Bank
0.399% due 07/13/2010		5,000	4,867
6.000% due 09/13/2017		24,800	22,657
American Express Co.
7.000% due 03/19/2018		25,740	25,034
American Honda Finance Corp.
1.359% due 06/20/2011		29,400	28,386
American International Group, Inc.
5.850% due 01/16/2018		22,500	11,920
8.175% due 05/15/2058		23,800	6,795
8.250% due 08/15/2018		12,500	7,366
ANZ National International Ltd.
6.200% due 07/19/2013		33,200	34,242
Australia & New Zealand Banking Group Ltd.
3.200% due 12/15/2011		12,500	12,576
Bank of America Corp.
1.127% due 11/06/2009		9,600	9,584
5.650% due 05/01/2018		84,300	74,615
Bank of Scotland PLC
0.689% due 12/08/2010		5,000	4,764
1.152% due 07/17/2009		4,600	4,597
Barclays Bank PLC
6.050% due 12/04/2017		41,300	35,871
7.434% due 09/29/2049		8,500	5,703
10.179% due 06/12/2021		29,440	31,464
C5 Capital SPV Ltd.
6.196% due 12/31/2049		5,000	2,659
C10 Capital SPV Ltd.
6.722% due 12/31/2049		1,000	513
Caelus Re Ltd.
6.918% due 06/07/2011		3,900	3,548
Calabash Re Ltd.
9.024% due 01/08/2010		4,100	3,913
11.524% due 01/08/2010		2,400	2,339
Citigroup Capital XXI
8.300% due 12/21/2077		15,100	11,794
Citigroup, Inc.
0.631% due 12/28/2009		24,400	24,168
0.754% due 03/07/2014		3,000	2,416
5.500% due 04/11/2013		21,000	19,705
6.125% due 05/15/2018		10,800	9,462
8.400% due 04/29/2049 (a)		52,600	39,519
Commonwealth Bank of Australia
1.108% due 06/25/2014		52,000	51,825
Credit Suisse New York
5.000% due 05/15/2013		34,900	35,723
Danske Bank A/S
5.914% due 12/29/2049		3,000	1,862
Dexia Credit Local
1.262% due 09/23/2011		18,000	17,953
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		200	161
7.250% due 10/25/2011		15,825	13,696
7.800% due 06/01/2012		1,000	861
7.875% due 06/15/2010		5,400	5,130
Foundation Re II Ltd.
7.576% due 11/26/2010		10,500	9,831
General Electric Capital Corp.
0.839% due 03/12/2012		14,300	14,409
Goldman Sachs Group, Inc.
1.059% due 03/22/2016		1,200	1,018
5.950% due 01/18/2018		7,500	7,287
HBOS PLC
6.750% due 05/21/2018		14,500	10,961
HSBC Finance Corp.
1.162% due 10/21/2009		600	598
International Lease Finance Corp.
6.625% due 11/15/2013		9,700	7,475
JPMorgan Chase & Co.
0.732% due 06/25/2012		1,200	1,147
Kamp Re 2005 Ltd.
0.418% due 12/14/2010 (a)		1,698	119
Kreditanstalt fuer Wiederaufbau
4.875% due 06/17/2019		6,000	6,228
LeasePlan Corp. NV
3.000% due 05/07/2012		14,500	14,567
Lehman Brothers Holdings, Inc.
6.875% due 05/02/2018 (a)		27,869	4,598
7.500% due 05/11/2038 (a)		5,000	1
Longpoint Re Ltd.
5.874% due 05/08/2010		11,900	11,567
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		2,500	2,386
Merna Reinsurance Ltd.
1.248% due 07/07/2010		27,000	25,126
Merrill Lynch & Co., Inc.
3.188% due 05/12/2010		19,200	19,097
5.450% due 02/05/2013		3,000	2,923
6.400% due 08/28/2017		29,100	25,800
Metropolitan Life Global Funding I
0.879% due 03/15/2012		6,000	5,689
5.125% due 04/10/2013		12,800	13,034
Morgan Stanley
3.006% due 05/14/2010		52,400	52,260
National Australia Bank Ltd.
5.350% due 06/12/2013		27,100	27,946
Osiris Capital PLC
6.131% due 01/15/2010		1,700	1,676
Pacific Life Global Funding
5.150% due 04/15/2013		9,200	9,180
Pearson Dollar Finance Two PLC
5.500% due 05/06/2013		3,000	2,962
Pricoa Global Funding I
1.139% due 01/30/2012		5,100	4,788
1.446% due 06/04/2010		3,200	3,174
Prudential Financial, Inc.
1.570% due 06/10/2013		36,200	29,939
Residential Reinsurance 2007 Ltd.
7.918% due 06/07/2010		14,100	13,537
10.918% due 06/07/2010		8,800	8,363
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		7,300	5,410
SLM Corp.
0.000% due 10/01/2014		500	249
0.000% due 11/01/2016		700	272
0.829% due 03/15/2011		5,000	4,291
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013		3,300	3,179
8.700% due 08/07/2018		17,800	17,159
UBS AG
1.927% due 05/05/2010		400	401
Vita Capital Ltd.
2.108% due 01/01/2010		3,500	3,417
2.608% due 01/01/2010		5,500	5,374
Vita Capital III Ltd.
2.308% due 01/01/2011		300	274
2.328% due 01/01/2012		8,000	6,934
Wachovia Bank N.A.
0.726% due 12/02/2010		27,200	26,841
1.806% due 05/14/2010		23,400	23,407
Wachovia Corp.
2.798% due 05/01/2013		8,650	8,359
Wells Fargo & Co.
7.980% due 03/29/2049		11,800	9,808
Wells Fargo Capital XIII
7.700% due 12/29/2049		14,500	12,044

			1,115,400

INDUSTRIALS 2.4%
Altria Group, Inc.
9.250% due 08/06/2019		20,000	22,496
AutoZone, Inc.
6.950% due 06/15/2016		10,000	10,269
Black & Decker Corp.
5.750% due 11/15/2016		5,000	4,712
Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017		2,500	2,556
C8 Capital SPV Ltd.
6.640% due 12/29/2049		6,500	3,336
Computer Sciences Corp.
6.500% due 03/15/2018		2,500	2,559
Con-way, Inc.
7.250% due 01/15/2018		10,000	8,490
CSX Corp.
6.250% due 03/15/2018		5,000	5,051
DISH DBS Corp.
6.375% due 10/01/2011		3,000	2,918
7.000% due 10/01/2013		5,000	4,775
Enterprise Products Operating LLC
6.500% due 01/31/2019		14,700	14,966
Gaz Capital S.A.
7.343% due 04/11/2013		4,600	4,462
8.146% due 04/11/2018		7,000	6,405
HCA, Inc.
9.250% due 11/15/2016		5,000	4,937
Home Depot, Inc.
5.400% due 03/01/2016		2,500	2,499
Hospira, Inc.
5.900% due 06/15/2014		2,500	2,595
Kroger Co.
4.950% due 01/15/2015		13,800	13,053
6.400% due 08/15/2017		5,000	5,309
Ltd. Brands, Inc.
6.900% due 07/15/2017		2,000	1,733
Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012		1,500	1,366
7.450% due 07/15/2017		2,000	1,743
Motorola, Inc.
6.000% due 11/15/2017		4,000	3,265
Nabors Industries, Inc.
6.150% due 02/15/2018		5,000	4,808
Nucor Corp.
5.750% due 12/01/2017		4,000	4,163
Philip Morris International, Inc.
5.650% due 05/16/2018		16,200	17,010
Rexam PLC
6.750% due 06/01/2013		12,800	12,414
Rockies Express Pipeline LLC
4.500% due 08/20/2009		11,600	11,602
Ryder System, Inc.
6.000% due 03/01/2013		6,900	6,877
Suncor Energy, Inc.
6.100% due 06/01/2018		6,500	6,545
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		3,500	3,204
Tyco Electronics Group S.A.
6.550% due 10/01/2017		3,500	3,182
Tyco International Finance S.A.
6.000% due 11/15/2013		8,000	8,145
Tyco International Ltd.
7.000% due 12/15/2019		11,000	10,841
UnitedHealth Group, Inc.
4.875% due 02/15/2013		2,300	2,327
Valero Energy Corp.
6.625% due 06/15/2037		4,500	3,846
Viacom, Inc.
6.125% due 10/05/2017		4,000	3,893
6.250% due 04/30/2016		2,500	2,466
Weatherford International Ltd.
5.500% due 02/15/2016		5,000	4,802
Williams Cos., Inc.
6.375% due 10/01/2010		20,000	20,004

			255,624

UTILITIES 0.8%
Consolidated Natural Gas Co.
5.000% due 03/01/2014		5,000	5,098
Constellation Energy Group, Inc.
4.550% due 06/15/2015		1,900	1,650
Duke Energy Carolinas LLC
5.100% due 04/15/2018		5,000	5,179
Enel Finance International S.A.
5.700% due 01/15/2013		23,200	24,271
FirstEnergy Corp.
6.450% due 11/15/2011		2,500	2,611
Midwest Generation LLC
8.300% due 07/02/2009		2,684	2,670
NiSource Finance Corp.
6.800% due 01/15/2019		6,000	5,632
Pacific Gas & Electric Co.
1.598% due 06/10/2010		7,800	7,841
Qwest Capital Funding, Inc.
7.000% due 08/03/2009		10,000	10,025
7.250% due 02/15/2011		2,000	1,950
Sempra Energy
6.150% due 06/15/2018		4,500	4,531
Telecom Italia Capital S.A.
6.999% due 06/04/2018		10,000	10,132
Verizon Wireless Capital LLC
3.316% due 05/20/2011		4,200	4,325

			85,915

Total Corporate Bonds & Notes (Cost $1,587,559)			1,456,939

MUNICIPAL BONDS & NOTES 0.6%
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028		1,500	1,200
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037		1,950	1,639
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		990	907
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030		200	187
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
4.750% due 01/01/2030		2,810	2,703
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
8.514% due 01/01/2014		1,095	883
Florida State Board of Education General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 06/01/2037		4,500	4,241
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047		700	379
5.750% due 06/01/2047		1,900	1,142
Los Angeles, California Community College District General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 08/01/2027		5,000	5,023
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2023		1,600	1,524
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039		1,140	897
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029		3,600	2,362
5.000% due 06/01/2041		1,200	650
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2038		710	701
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030		2,100	1,471
5.875% due 06/01/2047		16,000	9,052
6.000% due 06/01/2042		300	179
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		42,500	2,199
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032		1,200	987
Santa Rosa, California Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 09/01/2024		11,225	4,496
Southern California State Metropolitan Water District Revenue Bonds, Series 2006
5.000% due 07/01/2029		5,565	5,644
5.000% due 07/01/2031		4,550	4,566
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021		4,500	2,067
Texas State Water Development Board Revenue Bonds, Series 2007
4.500% due 07/15/2024		1,255	1,273
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		2,765	2,696
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		10,580	7,109

Total Municipal Bonds & Notes (Cost $79,190)			66,177

U.S. GOVERNMENT AGENCIES 19.9%
Fannie Mae
0.444% due 03/25/2036		2,159	1,868
1.375% due 04/28/2011		20,000	20,064
2.638% due 07/01/2044 - 10/01/2044		4,296	4,228
3.464% due 04/01/2033		1,001	1,044
4.227% due 04/01/2035		305	316
4.706% due 05/01/2035		868	902
5.000% due 11/01/2033 - 07/01/2039		69,308	70,753
5.491% due 05/01/2036		362	379
5.500% due 09/01/2035 - 04/01/2039		1,167,847	1,207,152
5.950% due 02/25/2044		5,925	6,266
6.000% due 07/01/2035 - 10/01/2038		226,479	237,190
6.000% due 10/01/2038 (h)		163,778	171,433
Freddie Mac
0.549% due 02/15/2019		77,381	75,968
0.589% due 01/15/2037		352	345
0.669% due 12/15/2030		30	29
0.719% due 11/15/2016 - 03/15/2017		1,841	1,828
0.888% due 02/01/2011 (e)		7,612	7,601
0.926% due 05/04/2011		861	863
0.937% due 08/05/2011		17	17
1.211% due 04/07/2011		1,000	1,003
3.490% due 03/01/2034		1,935	1,975
4.000% due 10/15/2023		6	6
4.033% due 01/01/2034		21	22
4.328% due 06/01/2033		712	718
4.500% due 05/15/2017		135	139
4.591% due 01/01/2034		577	586
5.000% due 01/15/2018 - 09/01/2038		32,264	31,770
5.250% due 08/15/2011		1,824	1,885
5.370% due 01/01/2034		1,100	1,125
5.500% due 05/15/2016 - 09/01/2038		205,141	211,964
6.000% due 07/01/2033 - 07/01/2038		196	206
Ginnie Mae
3.750% due 12/20/2035		1,818	1,833
4.625% due 07/20/2035		96	98
5.500% due 01/15/2037 - 12/15/2038		31,253	32,303
6.000% due 09/15/2034 - 10/15/2038		21,830	22,785
Small Business Administration
5.902% due 02/10/2018		5,691	6,184

Total U.S. Government Agencies (Cost $2,062,728)			2,122,848

U.S. TREASURY OBLIGATIONS 95.6%
Treasury Inflation Protected Securities (c)
0.625% due 04/15/2013		136,185	134,568
1.250% due 04/15/2014		209,864	210,717
1.375% due 07/15/2018		45,435	44,058
1.625% due 01/15/2018		420,140	415,676
1.625% due 01/15/2015 (g)		532,875	530,210
1.875% due 07/15/2013 (g)		1,027,644	1,053,656
1.875% due 07/15/2015 (g)		828,475	837,278
2.000% due 04/15/2012		267,734	275,514
2.000% due 01/15/2026		18,693	18,290
2.000% due 01/15/2014 (g)		710,493	726,479
2.000% due 07/15/2014 (g)		1,050,185	1,074,470
2.000% due 01/15/2016 (g)		347,052	352,149
2.125% due 01/15/2019 (g)		164,387	169,627
2.375% due 04/15/2011		500,545	515,561
2.375% due 01/15/2017 (g)		293,477	306,042
2.375% due 01/15/2025 (g)		21,323	21,896
2.375% due 01/15/2027 (g)		83,876	86,760
2.500% due 07/15/2016		949	996
2.500% due 01/15/2029		14,900	15,808
2.500% due 07/15/2016 (g)		885,778	929,236
2.625% due 07/15/2017 (g)		627,171	667,741
3.000% due 07/15/2012 (g)		1,018,304	1,079,084
3.375% due 01/15/2012		86,879	92,418
3.500% due 01/15/2011 (g)		561,206	586,110
3.625% due 04/15/2028		29,668	36,084
3.875% due 04/15/2029		30,188	38,207
4.250% due 01/15/2010		6,844	6,980
U.S. Treasury Notes
0.875% due 04/30/2011 (h)		1,123	1,120

Total U.S. Treasury Obligations (Cost $10,087,655)			10,226,735

MORTGAGE-BACKED SECURITIES 3.2%
American Home Mortgage Assets
2.260% due 11/25/2046		11,156	5,117
Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051		10,140	7,146
5.837% due 06/10/2049		7,100	5,045
5.929% due 05/10/2045		9,700	8,117
5.935% due 02/10/2051		7,100	5,747
Banc of America Funding Corp.
0.605% due 05/20/2035		594	275
6.102% due 01/20/2047		1,138	606
Banc of America Large Loan, Inc.
0.829% due 08/15/2029		486	361
BCAP LLC Trust
0.484% due 01/25/2037		13,937	5,325
Bear Stearns Adjustable Rate Mortgage Trust
2.264% due 03/25/2035		6,189	5,318
2.500% due 08/25/2035		4,692	4,109
2.900% due 03/25/2035		15,667	13,556
4.471% due 05/25/2033		227	208
4.550% due 08/25/2035		9,694	8,563
4.828% due 01/25/2035		6,620	5,583
5.733% due 02/25/2036		1,334	786
Bear Stearns Alt-A Trust
0.534% due 12/25/2046		325	32
5.490% due 09/25/2035		1,174	638
Chase Mortgage Finance Corp.
5.426% due 03/25/2037		7,239	4,442
Citigroup Commercial Mortgage Trust
0.389% due 08/15/2021		58	49
5.888% due 12/10/2049		914	725
Citigroup Mortgage Loan Trust, Inc.
2.850% due 12/25/2035		1,624	1,326
4.098% due 08/25/2035		1,587	1,153
4.248% due 08/25/2035		8,688	6,919
4.735% due 12/25/2035		1,171	652
4.748% due 08/25/2035		7,358	5,857
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		3,600	2,880
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		1,647	1,061
Commercial Mortgage Pass-Through Certificates
6.010% due 12/10/2049		3,680	2,935
Countrywide Alternative Loan Trust
0.395% due 09/20/2046		1,400	1,366
0.494% due 05/25/2047		5,471	2,056
0.495% due 02/20/2047		12,685	4,939
0.510% due 12/20/2046		1,046	420
0.594% due 12/25/2035		812	382
2.340% due 12/25/2035		2,466	1,118
5.750% due 03/25/2037		1,100	505
5.889% due 11/25/2035		1,343	754
Countrywide Home Loan Mortgage Pass-Through Trust
0.654% due 06/25/2035		5,907	4,293
5.364% due 10/20/2035		1,445	697
6.069% due 09/25/2047		3,521	2,073
Deutsche ALT-A Securities, Inc.
Alternate Loan Trust
0.394% due 02/25/2037		469	434
0.414% due 10/25/2036		2,416	2,072
5.500% due 12/25/2035		1,500	849
Greenpoint Mortgage Funding Trust
0.394% due 10/25/2046		3,914	3,225
GS Mortgage Securities Corp. II
5.560% due 11/10/2039		2,379	1,947
GSR Mortgage Loan Trust
4.469% due 09/25/2035		19,337	16,288
5.347% due 11/25/2035		1,193	854
Harborview Mortgage Loan Trust
0.403% due 01/19/2038		1,476	1,364
0.493% due 07/19/2046		14,935	6,200
0.533% due 05/19/2035		2,065	926
5.849% due 08/19/2036		2,930	1,772
Homebanc Mortgage Trust
0.494% due 12/25/2036		1,615	705
5.797% due 04/25/2037		1,383	963
Impac Secured Assets CMN Owner Trust
0.394% due 01/25/2037		1,105	1,037
Indymac IMSC Mortgage Loan Trust
0.494% due 07/25/2047		6,396	2,455
Indymac Index Mortgage Loan Trust
0.404% due 11/25/2046		4,507	4,199
0.504% due 09/25/2046		11,720	4,578
5.099% due 09/25/2035		1,269	786
5.268% due 06/25/2035		1,257	770
JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043		9,790	7,941
5.440% due 06/12/2047		730	552
5.794% due 02/12/2051		9,500	7,123
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		3,750	2,737
5.430% due 02/15/2040		2,525	1,832
5.661% due 03/15/2039		9,810	8,281
5.866% due 09/15/2045		2,000	1,535
Luminent Mortgage Trust
0.484% due 12/25/2036		8,677	3,412
0.514% due 10/25/2046		3,045	1,256
MASTR Adjustable Rate Mortgages Trust
0.554% due 05/25/2037		1,388	592
Merrill Lynch Alternative Note Asset
0.614% due 03/25/2037		2,000	698
5.557% due 06/25/2037		1,574	726
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		2,200	1,524
Merrill Lynch Mortgage Investors, Inc.
0.524% due 02/25/2036		1,563	844
Merrill Lynch Mortgage Trust
5.840% due 05/12/2039		10,170	8,309
Merrill Lynch Mortgage-Backed Securities Trust
5.845% due 04/25/2037		7,273	3,909
Morgan Stanley Capital I
5.447% due 02/12/2044		3,470	2,661
6.076% due 06/11/2049		11,235	8,493
Opteum Mortgage Acceptance Corp.
0.574% due 07/25/2035		938	646
Residential Accredit Loans, Inc.
0.614% due 08/25/2035		3,099	1,420
2.049% due 08/25/2035		971	435
5.880% due 02/25/2036		1,152	590
Residential Asset Securitization Trust
0.764% due 12/25/2036		2,112	947
6.250% due 10/25/2036		3,000	1,520
6.500% due 08/25/2036		1,000	479
Securitized Asset Sales, Inc.
4.848% due 11/26/2023		84	76
Sequoia Mortgage Trust
5.102% due 01/20/2047		2,761	1,573
Structured Adjustable Rate Mortgage Loan Trust
5.950% due 02/25/2036		1,217	646
Structured Asset Mortgage Investments, Inc.
0.384% due 08/25/2036		2,113	2,024
0.534% due 05/25/2046		6,531	2,595
Structured Asset Securities Corp.
0.364% due 05/25/2036		198	184
4.440% due 12/25/2034		53	51
4.504% due 10/25/2035		3,511	2,418
TBW Mortgage-Backed Pass-Through Certificates
0.414% due 09/25/2036		96	96
Thornburg Mortgage Securities Trust
0.424% due 11/25/2046		1,079	970
0.434% due 09/25/2046		16,809	15,430
Wachovia Bank Commercial Mortgage Trust
0.409% due 09/15/2021		37,720	27,184
5.617% due 05/15/2046		1,900	1,652
WaMu Mortgage Pass-Through Certificates
2.080% due 01/25/2047		8,287	2,901
2.100% due 04/25/2047		12,159	5,081
2.150% due 12/25/2046		3,291	1,418
2.340% due 08/25/2046		1,985	711
2.540% due 11/25/2042		641	370
2.840% due 11/25/2046		2,639	1,728
3.127% due 07/25/2046		14,884	6,271
5.581% due 12/25/2036		12,236	7,549
5.833% due 02/25/2037		12,119	7,598
5.928% due 09/25/2036		6,065	3,909
Wells Fargo Mortgage-Backed Securities Trust
3.581% due 09/25/2034		4,186	3,643

Total Mortgage-Backed Securities (Cost $426,738)			339,098

ASSET-BACKED SECURITIES 0.5%
Aames Mortgage Investment Trust
0.464% due 08/25/2035		149	141
ACE Securities Corp.
0.364% due 07/25/2036		162	160
0.374% due 10/25/2036		194	126
American Express Credit Account Master Trust
1.269% due 08/15/2012		10,300	10,325
Argent Securities, Inc.
0.364% due 10/25/2036		186	183
Asset-Backed Funding Certificates
0.374% due 11/25/2036		308	295
0.664% due 06/25/2034		8,608	4,228
Bear Stearns Asset-Backed Securities Trust
0.364% due 11/25/2036		436	384
0.394% due 10/25/2036		619	549
0.644% due 01/25/2036		387	354
0.764% due 03/25/2043		69	62
Bravo Mortgage Asset Trust
0.444% due 07/25/2036		25	25
Citigroup Mortgage Loan Trust, Inc.
0.394% due 01/25/2037		415	301
Countrywide Asset-Backed Certificates
0.364% due 03/25/2037		1,229	1,210
0.424% due 10/25/2046		2,720	2,562
First Franklin Mortgage Loan Asset-Backed Certificates
0.364% due 11/25/2036		6,521	6,144
Fremont Home Loan Trust
0.364% due 10/25/2036		448	280
0.374% due 01/25/2037		682	443
GSAA Trust
0.614% due 03/25/2037		2,000	659
GSAMP Trust
0.354% due 10/25/2046		679	643
0.384% due 10/25/2036		85	68
HSI Asset Securitization Corp. Trust
0.364% due 10/25/2036		834	492
Indymac Residential Asset-Backed Trust
0.364% due 11/25/2036		96	95
JPMorgan Mortgage Acquisition Corp.
0.364% due 07/25/2036		886	840
0.364% due 08/25/2036		1,352	1,256
0.377% due 11/25/2036		417	394
Lehman XS Trust
0.394% due 11/25/2046		4,395	3,679
Long Beach Mortgage Loan Trust
0.354% due 11/25/2036		234	217
MBNA Credit Card Master Note Trust
0.419% due 12/15/2011		1,300	1,300
Merrill Lynch Mortgage Investors, Inc.
0.364% due 05/25/2037		844	828
0.384% due 07/25/2037		1,368	1,279
Morgan Stanley ABS Capital I
0.354% due 10/25/2036		1,770	1,659
0.364% due 09/25/2036		1,031	988
Morgan Stanley IXIS Real Estate Capital Trust
0.364% due 11/25/2036		306	290
Morgan Stanley Mortgage Loan Trust
0.674% due 04/25/2037		2,000	729
Option One Mortgage Loan Trust
0.354% due 02/25/2037		27	27
Park Place Securities, Inc.
0.574% due 09/25/2035		401	255
Residential Asset Securities Corp.
0.384% due 11/25/2036		1,861	1,834
Securitized Asset-Backed Receivables LLC Trust
0.364% due 09/25/2036		389	342
Soundview Home Equity Loan Trust
0.374% due 11/25/2036		1,584	854
Specialty Underwriting & Residential Finance
0.359% due 11/25/2037		134	130
Structured Asset Investment Loan Trust
0.364% due 07/25/2036		266	242
Structured Asset Securities Corp.
0.364% due 10/25/2036		2,977	2,720

Total Asset-Backed Securities (Cost $59,182)			49,592

SOVEREIGN ISSUES 0.1%
Export-Import Bank of Korea
1.386% due 10/04/2011		15,200	15,240

Total Sovereign Issues (Cost $15,190)			15,240

FOREIGN CURRENCY-DENOMINATED ISSUES 3.0%
Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2010	BRL	5,511	5,209
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		46,160	23,058
Credit Logement S.A.
1.874% due 06/23/2015	EUR	1,400	1,727
General Electric Capital Corp.
5.500% due 09/15/2067		34,400	27,990
6.500% due 09/15/2067	GBP	9,400	9,666
Green Valley Ltd.
5.045% due 01/10/2011	EUR	5,400	7,331
Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	5,533,920	50,647
1.100% due 12/10/2016		10,702,010	98,117
1.200% due 06/10/2017		8,613,720	78,302
Lehman Brothers Holdings, Inc.
1.121% due 06/05/2012 (a)		2,100,000	1,744
Merrill Lynch & Co., Inc.
1.855% due 07/22/2014	EUR	5,000	5,452
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		5,200	2,517
Silver Arrow S.A.
0.915% due 08/15/2014		2,333	3,259
Svenska Handelsbanken AB
1.830% due 03/16/2015		2,900	3,826

Total Foreign Currency-Denominated Issues (Cost $348,428)			318,845

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%
Wells Fargo & Co.
7.500% due 12/31/2049		8,200	6,437

Total Convertible Preferred Stocks (Cost $8,200)			6,437

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.7%
CERTIFICATES OF DEPOSIT 0.1%
Sao Paolo IMI NY
1.272% due 06/09/2010		$13,500	13,499

REPURCHASE AGREEMENTS 3.9%
Barclays Capital, Inc.
0.020% due 07/01/2009		29,000	29,000
(Dated 06/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2016 valued at $30,019. Repurchase proceeds are $29,000.)
JPMorgan Chase Bank N.A.
0.090% due 07/01/2009		137,000	137,000
(Dated 06/30/2009. Collateralized by Freddie Mac 2.170% - 2.230% due
04/23/2012 - 05/07/2012 valued at $140,446. Repurchase proceeds are $137,000.)
0.150% due 07/08/2009		221,750	221,750
(Dated 07/01/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.625% due 07/15/2017 valued at $221,705. Repurchase proceeds are $221,751.)
State Street Bank and Trust Co.
0.010% due 07/01/2009		31,863	31,863
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 - 08/27/2009 valued at $32,504. Repurchase proceeds are $31,863.)

			419,613

U.S. TREASURY BILLS 3.0%
0.372% due 07/02/2009 - 11/19/2009 (b)(e)(f)(h)		324,869	324,843

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 5.7%
		60,313,175	603,674

Total Short-Term Instruments (Cost $1,361,630)			1,361,629

PURCHASED OPTIONS (j) 0.1% (Cost $10,642)			6,776
Total Investments 150.0% (Cost $16,117,488)			$16,037,084
Written Options (k) (0.5%) (Premiums $32,808)			(46,932)
Other Assets and Liabilities (Net) (49.5%)			(5,296,290)

Net Assets 100.0%			$10,693,862

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Affiliated to the Fund.

(e) Securities with an aggregate market value of $44,557 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(f) Securities with an aggregate market value of $5,450 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2009.

(g) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $2,790,830 at a weighted average interest rate of 0.391%. On June 30, 2009, securities valued at $3,385,138 were pledged as collateral for reverse repurchase agreements.

(h) Securities with an aggregate market value of $9,438 and cash of $30 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	319	$(131)
90-Day Euribor June Futures	Long	06/2010	303	147
90-Day Euribor September Futures	Long	09/2010	834	(24)
90-Day Eurodollar December Futures	Long	12/2009	671	(15)
90-Day Eurodollar June Futures	Long	06/2010	1,000	575
90-Day Eurodollar March Futures	Long	03/2010	1,037	569
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	45	295
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	1,448	(445)

				$971

(i) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	GSC	(1.417%)	03/20/2019	1.088%	$20,000	$(524)	$0	$(524)
AutoZone, Inc.	BOA	(1.110%)	06/20/2016	0.518%	10,000	(372)	0	(372)
Black & Decker Corp.	BOA	(1.020%)	12/20/2016	1.565%	5,000	168	0	168
Burlington Northern Santa Fe Corp.	BCLY	(0.720%)	06/20/2017	0.512%	2,500	(37)	0	(37)
Computer Sciences Corp.	BCLY	(0.870%)	03/20/2018	0.573%	2,500	(56)	0	(56)
Consolidated Natural Gas Co.	UBS	(0.590%)	03/20/2014	0.555%	1,000	(2)	0	(2)
Constellation Energy Group, Inc.	JPM	(0.960%)	06/20/2015	1.799%	1,900	81	0	81
Con-way, Inc.	BOA	(1.834%)	03/20/2018	2.227%	10,000	256	0	256
CSX Corp.	CSFB	(1.050%)	03/20/2018	0.775%	5,000	(102)	0	(102)
DISH DBS Corp.	BCLY	(3.100%)	12/20/2011	2.667%	1,000	(11)	0	(11)
DISH DBS Corp.	CITI	(3.650%)	12/20/2013	3.465%	5,000	(41)	0	(41)
DISH DBS Corp.	GSC	(3.200%)	12/20/2011	2.667%	2,000	(27)	0	(27)
FirstEnergy Corp.	CSFB	(0.500%)	12/20/2011	1.861%	2,500	80	0	80
Home Depot, Inc.	GSC	(1.920%)	03/20/2016	0.918%	2,500	(149)	0	(149)
Hospira, Inc.	MSC	(1.030%)	06/20/2014	0.723%	2,500	(36)	0	(36)
International Lease Finance Corp.	BCLY	(1.540%)	12/20/2013	9.030%	8,000	1,874	0	1,874
International Lease Finance Corp.	DUB	(1.600%)	12/20/2013	9.030%	1,700	395	0	395
Kroger Co.	BOA	(0.900%)	09/20/2017	0.821%	5,000	(29)	0	(29)
Kroger Co.	MSC	(0.595%)	03/20/2015	0.889%	13,800	209	0	209
Ltd. Brands, Inc.	MSC	(3.113%)	09/20/2017	2.573%	2,000	(69)	0	(69)
Macy’s Retail Holdings, Inc.	DUB	(2.110%)	09/20/2017	3.432%	2,000	154	0	154
Macy’s Retail Holdings, Inc.	JPM	(2.000%)	03/20/2012	4.204%	1,500	80	0	80
Marsh & McLennan Cos., Inc.	BOA	(1.180%)	09/20/2015	0.552%	2,500	(90)	0	(90)
Motorola, Inc.	DUB	(2.600%)	12/20/2017	2.330%	4,000	(73)	0	(73)
Nabors Industries, Inc.	DUB	(0.630%)	03/20/2018	1.382%	5,000	264	0	264
NiSource Finance Corp.	MSC	(1.470%)	03/20/2019	2.136%	6,000	284	0	284
Nucor Corp.	CSFB	(0.486%)	12/20/2017	0.576%	4,000	26	0	26
Pearson Dollar Finance PLC	SOG	(0.900%)	06/20/2013	0.467%	1,500	(25)	0	(25)
Pearson Dollar Finance Two PLC	CITI	(0.570%)	06/20/2013	0.467%	1,500	(6)	0	(6)
Qwest Capital Funding, Inc.	JPM	(3.250%)	09/20/2009	5.644%	12,000	55	0	55
Rexam PLC	BCLY	(1.450%)	06/20/2013	2.041%	800	17	0	17
Rexam PLC	CITI	(1.450%)	06/20/2013	2.041%	12,000	253	0	253
Ryder System, Inc.	BOA	(0.850%)	03/20/2013	2.291%	6,900	337	0	337
Sempra Energy	BOA	(0.580%)	06/20/2018	0.947%	3,000	81	0	81
Sempra Energy	DUB	(0.550%)	06/20/2018	0.947%	1,500	44	0	44
Tate & Lyle International Finance PLC	BCLY	(1.150%)	06/20/2016	1.520%	3,500	76	0	76
Telecom Italia Capital S.A.	GSC	(1.550%)	06/20/2018	1.962%	2,500	71	0	71
Telecom Italia Capital S.A.	JPM	(1.530%)	06/20/2018	1.962%	7,500	223	0	223
Tyco Electronics Group S.A.	DUB	(0.950%)	12/20/2017	2.072%	3,500	259	0	259
Tyco International Finance S.A.	BOA	(0.750%)	12/20/2013	1.285%	8,000	176	0	176
Tyco International Finance S.A.	BOA	(1.120%)	12/20/2019	1.119%	11,000	(4)	0	(4)
Viacom, Inc.	BOA	(1.930%)	06/20/2016	1.593%	2,500	(51)	0	(51)
Viacom, Inc.	BOA	(1.110%)	12/20/2017	1.556%	4,000	120	0	120
Weatherford International Ltd.	BOA	(0.560%)	03/20/2016	1.318%	5,000	220	0	220

						$4,099	$0	$4,099

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
FirstEnergy Corp.	MSC	0.940%	06/20/2017	2.086%	$5,000	$(363)	$31	$(394)
Ford Motor Credit Co. LLC	BCLY	3.800%	09/20/2012	10.284%	3,000	(478)	0	(478)
Ford Motor Credit Co. LLC	JPM	3.850%	09/20/2012	10.284%	3,300	(522)	0	(522)
Ford Motor Credit Co. LLC	MSC	3.800%	09/20/2012	10.284%	4,500	(717)	0	(717)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	3.944%	2,500	(86)	0	(86)
General Electric Capital Corp.	BCLY	1.010%	03/20/2013	4.347%	22,200	(2,368)	0	(2,368)
General Electric Capital Corp.	BOA	0.850%	12/20/2009	3.899%	5,100	(72)	0	(72)
General Electric Capital Corp.	CITI	1.120%	12/20/2010	4.048%	2,000	(82)	0	(82)
General Electric Capital Corp.	GSC	0.830%	12/20/2009	3.899%	4,000	(57)	0	(57)
General Electric Capital Corp.	RBS	1.100%	09/20/2009	3.899%	1,600	(10)	0	(10)
GMAC LLC	BOA	3.100%	06/20/2011	11.039%	3,500	(459)	0	(459)
GMAC LLC	JPM	5.400%	09/20/2012	10.203%	3,000	(349)	0	(349)
GMAC LLC	JPM	5.450%	09/20/2012	10.203%	3,000	(346)	0	(346)
GMAC LLC	MSC	7.500%	09/20/2012	10.203%	10,000	(644)	0	(644)
GMAC LLC	UBS	3.620%	06/20/2011	11.039%	1,000	(122)	0	(122)
Goldman Sachs Group, Inc.	CSFB	0.740%	09/20/2012	1.683%	6,100	(174)	0	(174)
Goldman Sachs Group, Inc.	JPM	0.750%	09/20/2012	1.683%	7,100	(200)	0	(200)
Goldman Sachs Group, Inc.	MLP	0.750%	09/20/2012	1.683%	4,000	(113)	0	(113)
Goldman Sachs Group, Inc.	MSC	0.800%	09/20/2012	1.683%	500	(13)	0	(13)
Goldman Sachs Group, Inc.	RBS	0.780%	09/20/2012	1.683%	2,000	(54)	0	(54)

						$(7,229)	$31	$(7,260)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5-Year Index	MLP	(0.600%)	12/20/2012	$85,888	$3,437	$5,195	$(1,758)
CDX.IG-9 10-Year Index	BCLY	(0.800%)	12/20/2017	193,345	10,907	1,816	9,091
CDX.IG-9 10-Year Index	MSC	(0.800%)	12/20/2017	99,162	5,594	1,412	4,182
CDX.IG-12 5-Year Index	DUB	(1.000%)	06/20/2014	55,800	793	1,757	(964)
CDX.IG-12 5-Year Index	GSC	(1.000%)	06/20/2014	188,500	2,677	4,935	(2,258)
CDX.IG-12 5-Year Index	MSC	(1.000%)	06/20/2014	273,200	3,879	10,966	(7,087)

					$27,287	$26,081	$1,206

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	1-Month EUR- CPTFEMU Index	2.275%	10/15/2016	UBS	EUR	26,000	$272	$0	$272
Pay	1-Month EUR- FRCPXTOB Index	2.103%	09/14/2010	BNP		30,000	1,455	0	1,455
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP		32,700	1,580	(77)	1,657
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		4,900	274	0	274
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		23,700	1,362	55	1,307
Pay	1-Month EUR-FRCPXTOB Index	2.040%	02/21/2011	BNP		21,200	896	0	896
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM		25,900	1,008	0	1,008
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UBS		39,400	1,736	0	1,736
Pay	1-Month EUR-FRCPXTOB Index	1.970%	12/15/2011	JPM		12,300	313	0	313
Pay	1-Month EUR-FRCPXTOB Index	1.988%	12/15/2011	BNP		71,500	1,745	0	1,745
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		3,700	64	0	64
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		8,500	143	0	143
Pay	1-Month EUR-FRCPXTOB Index	2.238%	06/20/2012	BCLY		35,000	1,169	0	1,169
Pay	1-Month EUR-FRCPXTOB Index	2.138%	01/19/2016	BCLY		32,700	195	0	195
Pay	1-Month EUR-FRCPXTOB Index	2.150%	01/19/2016	BNP		45,000	285	27	258
Pay	1-Month EUR-FRCPXTOB Index	2.350%	10/15/2016	UBS		26,000	(830)	0	(830)
Pay	1-Month EUR-FRCPXTOB Index	2.353%	10/15/2016	JPM		25,000	(816)	0	(816)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	46,000	(1,015)	(336)	(679)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		206,000	(2,765)	(49)	(2,716)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		13,900	524	92	432
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		20,000	753	69	684
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		79,700	3,004	462	2,542
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	DUB		$19,900	1,046	700	346
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	DUB		86,800	2,671	547	2,124
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	DUB		3,900	24	0	24
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB	GBP	700	50	12	38
Pay	GBP-UKRPI Index	3.103%	11/14/2016	UBS		35,000	686	0	686
Pay	GBP-UKRPI Index	3.250%	12/14/2017	BCLY		7,500	345	31	314
Pay	GBP-UKRPI Index	3.183%	12/19/2017	RBS		24,200	689	48	641
Pay	GBP-UKRPI Index	3.110%	01/03/2018	GSC		39,100	771	0	771
Pay	GBP-UKRPI Index	3.381%	06/14/2027	RBS		8,000	(452)	0	(452)
Pay	GBP-UKRPI Index	3.440%	09/10/2027	RBS		11,800	(484)	0	(484)
Pay	GBP-UKRPI Index	3.425%	10/17/2027	BCLY		4,250	(195)	0	(195)
Pay	GBP-UKRPI Index	3.488%	12/06/2027	RBS		4,500	(105)	0	(105)

							$16,398	$1,581	$14,817

Total Return Swaps on Commodities

Pay/Receive Commodity Exchange	Reference Entity	(Pay)/Receive Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	CBOT Corn December Futures	$445.000	11/26/2010	MSC	2,000	$(817)	$0	$(817)
Receive	CBOT Corn December Futures	447.000	11/26/2010	MSC	3,110	(1,331)	0	(1,331)
Pay	CBOT Wheat December Futures	(670.000)	11/20/2009	CITI	120	124	0	124
Pay	CBOT Wheat December Futures	(576.850)	11/25/2009	MSC	1,000	110	0	110
Pay	CBOT Wheat December Futures	(577.000)	11/25/2009	MSC	1,500	168	0	168
Pay	CBOT Wheat December Futures	(589.000)	11/25/2009	MSC	500	116	0	116
Pay	CBOT Wheat December Futures	(624.000)	11/25/2009	MSC	1,000	580	0	580
Pay	CBOT Wheat December Futures	(627.000)	11/25/2009	MSC	1,350	823	0	823
Pay	CBOT Wheat December Futures	(637.810)	11/25/2009	MSC	2,000	1,434	0	1,434
Pay	ICE Gas Oil June Futures	(472.479)	06/09/2010	MSC	29	(4,987)	0	(4,987)
Pay	ICE Gas Oil June Futures	(585.123)	06/09/2010	MSC	13	(798)	0	(798)
Receive	ICE Gas Oil June Futures	673.000	06/09/2010	MSC	14	(363)	0	(363)
Receive	KCBT Wheat December Futures	680.000	11/20/2009	CITI	120	(99)	0	(99)
Receive	KCBT Wheat December Futures	604.500	11/25/2009	MSC	1,500	(112)	0	(112)
Receive	KCBT Wheat December Futures	610.000	11/25/2009	MSC	500	(65)	0	(65)
Receive	KCBT Wheat December Futures	636.000	11/25/2009	MSC	1,000	(388)	0	(388)
Receive	KCBT Wheat December Futures	638.510	11/25/2009	MSC	1,350	(558)	0	(558)
Receive	KCBT Wheat December Futures	660.000	11/25/2009	MSC	2,000	(1,254)	0	(1,254)
Pay	NYMEX Heating Oil June Futures	(209.080)	05/27/2010	MSC	4,200	286	0	286
Receive	NYMEX Heating Oil June Futures	141.000	05/27/2010	MSC	9,156	5,520	0	5,520
Receive	NYMEX Heating Oil June Futures	177.000	05/27/2010	MSC	4,200	1,042	0	1,042
Receive	NYSE LIFFE Mill Wheat Euro November Futures	147.500	11/09/2009	MSC	27	(304)	0	(304)

						$(873)	$0	$(873)

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DJUBSTR Index	15,734,339	3-Month U.S. Treasury Bill rate plus a specified spread	$1,392,797	07/27/2009	BCLY	$(13,423)
Receive	GSCITR Index	27,878	3-Month U.S. Treasury Bill rate plus a specified spread	17,310	07/27/2009	BCLY	(226)
Receive	DJUBSTR Index	3,114,387	3-Month U.S. Treasury Bill rate plus a specified spread	995,080	07/27/2009	CITI	(11,388)
Receive	DJUBSTR Index	8,249,441	3-Month U.S. Treasury Bill rate plus a specified spread	1,187,010	07/27/2009	CSFB	(13,187)
Receive	DJUBSTR Index	4,851,014	3-Month U.S. Treasury Bill rate plus a specified spread	1,279,640	07/27/2009	GSC	(14,719)
Receive	DJUBSTR Index	3,805,958	3-Month U.S. Treasury Bill rate plus a specified spread	1,210,110	07/27/2009	JPM	(13,752)
Receive	DJUBSTR Index	399,241	3-Month U.S. Treasury Bill rate plus a specified spread	99,207	08/27/2009	JPM	(1,109)
Receive	DJUBSTR Index	3,123,828	3-Month U.S. Treasury Bill rate plus a specified spread	776,240	07/27/2009	MLP	(8,683)
Receive	DJUBSTR Index	8,563,715	3-Month U.S. Treasury Bill rate plus a specified spread	2,259,250	07/13/2009	MSC	(25,307)
Pay	DJUBHGTR Index	33,198	3-Month U.S. Treasury Bill rate plus a specified spread	17,240	07/27/2009	MSC	277
Pay	DJUBSTR Index	165,801	3-Month U.S. Treasury Bill rate plus a specified spread	41,200	07/27/2009	MSC	461
Receive	DJUBSTR Index	5,558,629	3-Month U.S. Treasury Bill rate plus a specified spread	1,454,020	07/27/2009	MSC	(16,272)
Pay	SPGCCNTR Index	118,061	3-Month U.S. Treasury Bill rate plus a specified spread	13,990	07/27/2009	MSC	1,330
Receive	DJUBSTR Index	1,014,367	3-Month U.S. Treasury Bill rate plus a specified spread	252,060	07/27/2009	RBS	(2,819)
Receive	DJUBSTR Index	333,655	3-Month U.S. Treasury Bill rate plus a specified spread	82,910	07/27/2009	UBS	(928)

							$(119,745)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(j) Purchased options outstanding on June 30, 2009:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - OTC NYMEX WTI Crude December Futures	$73.250	12/31/2009	516	$2,167	$2,903
Call - OTC NYMEX WTI Crude December Futures	102.000	12/31/2009	502	4,428	201
Call - OTC NYMEX WTI Crude December Futures	86.500	12/31/2010	516	3,034	3,048
Put - OTC SPGCCLP December Futures	432.180	12/16/2009	21,785,000	1,013	624

				$10,642	$6,776

(k) Written options outstanding on June 30, 2009:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC NYMEX Gulf Coast 54-Grade Jet Fuel December Futures	$200.000	12/31/2009	516	$2,167	$2,863
Call - OTC NYMEX Gulf Coast 54-Grade Jet Fuel December Futures	250.000	12/31/2010	516	3,034	3,558
Call - OTC NYMEX Heating Oil December Futures	300.000	12/31/2009	502	4,428	142
Put - OTC NYMEX WTI Crude January Futures	60.000	12/16/2009	298	1,055	886

				$10,684	$7,449

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$120.000	08/21/2009	1,695	$667	$700
Call - OTC DJUBS January Futures	245.000	01/04/2011	37,500,000	1,492	133
Call - OTC DJUBS January Futures	250.000	01/11/2011	19,800,000	756	64
Call - OTC DJUBS October Futures	230.000	10/19/2010	68,000,000	0	194
Call - OTC GSCITR July Futures	452.500	07/06/2009	21,600,000	209	66
Call - OTC GSCITR July Futures	467.823	07/17/2009	26,300,000	329	149
Put - CBOT U.S. Treasury 10-Year Note September Futures	110.000	08/21/2009	1,648	1,110	368
Put - CBOT U.S. Treasury 10-Year Note September Futures	112.000	08/21/2009	47	18	22
Put - CME 90-Day Eurodollar September Futures	98.500	09/14/2009	321	94	14
Put - CME 90-Day Eurodollar September Futures	98.625	09/14/2009	504	99	26
Put - OTC DJUBS January Futures	160.000	01/04/2011	37,500,000	2,035	8,190
Put - OTC DJUBS January Futures	160.000	01/11/2011	19,800,000	1,071	4,309
Put - OTC DJUBS October Futures	150.000	10/19/2010	68,000,000	0	13,039

				$7,880	$27,274

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	$188,800	$1,400	$1,049
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.420%	11/23/2009	22,800	397	555
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	22,800	524	415
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	2.950%	08/21/2009	25,000	180	144
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	25,000	124	129
Call - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.420%	11/23/2009	76,500	1,071	1,860
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	76,500	2,157	1,392
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	64,000	2,058	1,153
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	153,000	1,346	850
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	210,300	1,882	1,168
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	194,000	3,105	3,494

							$14,244	$12,209

(l) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	07/01/2039	$64,200	$64,331	$65,334
Fannie Mae	5.500%	07/01/2039	1,007,000	1,028,700	1,039,255
Fannie Mae	6.000%	07/01/2039	202,800	210,703	211,958
Freddie Mac	5.500%	07/01/2039	79,000	81,463	81,530

				$1,385,197	$1,398,077

(m) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	DUB	26,417	07/2009	$0	$(242)	$(242)
Buy		GSC	29,630	07/2009	556	0	556
Sell	BRL	MLP	58,841	08/2009	0	(2,459)	(2,459)
Sell	CHF	JPM	11,295	07/2009	190	0	190
Buy		RBC	11,295	07/2009	0	(49)	(49)
Sell		RBC	11,295	10/2009	49	0	49
Sell	CNY	BCLY	97,841	07/2009	2	(4)	(2)
Buy		DUB	133,246	07/2009	0	(1,168)	(1,168)
Sell		DUB	128,389	07/2009	29	(5)	24
Buy		HSBC	92,984	07/2009	0	(767)	(767)
Buy		BCLY	149,754	09/2009	3	(173)	(170)
Buy		CITI	42,401	09/2009	62	0	62
Buy		DUB	44,684	09/2009	3	0	3
Sell		DUB	23,254	09/2009	0	(84)	(84)
Buy		HSBC	133,642	09/2009	0	(211)	(211)
Sell		JPM	213,691	09/2009	0	(773)	(773)
Buy		BCLY	48,467	03/2010	0	(15)	(15)
Buy		BOA	26,482	03/2010	0	(2)	(2)
Buy		CITI	21,543	03/2010	0	(14)	(14)
Buy		DUB	97,463	03/2010	0	(77)	(77)
Buy		HSBC	20,729	03/2010	0	(10)	(10)
Buy		JPM	194	03/2010	0	0	0
Buy	EUR	BCLY	123	07/2009	1	0	1
Sell		BCLY	44,714	07/2009	0	(336)	(336)
Sell	GBP	BCLY	496	07/2009	0	(9)	(9)
Sell		CITI	10,643	07/2009	0	(1,043)	(1,043)
Sell		GSC	575	07/2009	0	(23)	(23)
Buy		MSC	10,002	07/2009	0	(69)	(69)
Buy		RBS	1,712	07/2009	132	0	132
Sell		MSC	10,002	08/2009	68	0	68
Sell	JPY	BNP	21,696,708	07/2009	0	(249)	(249)
Buy		DUB	21,696,708	07/2009	0	(729)	(729)
Sell		DUB	21,696,708	07/2009	735	0	735
Buy	MXN	CITI	1,997	11/2009	15	0	15
Sell		CITI	2,579	11/2009	0	(19)	(19)
Buy		JPM	1,580	11/2009	9	0	9
Buy	MYR	BCLY	1,978	08/2009	4	0	4
Sell	PHP	CITI	8,748	08/2009	1	0	1
Buy	SGD	CITI	86	07/2009	3	0	3
Sell		CITI	10,414	07/2009	0	(208)	(208)
Buy		DUB	157	07/2009	5	0	5
Buy		HSBC	10,443	07/2009	0	(12)	(12)

					$1,867	$(8,750)	$(6,883)

(n) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$1,371,696	$85,243	$1,456,939
U.S. Government Agencies	0	2,122,848	0	2,122,848
U.S. Treasury Obligations	0	10,226,735	0	10,226,735
Short-Term Instruments	603,674	757,955	0	1,361,629
Other Investments++	6,437	851,558	10,938	868,933

Investments, at value	$610,111	$15,330,792	$96,181	$16,037,084

Short Sales, at value	$0	$(1,398,077)	$0	$(1,398,077)

Financial Derivative Instruments+++	$971	$(113,057)	$(48,514)	$(160,600)

Total	$611,082	$13,819,658	$47,667	$14,478,407

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$0	$29,514	$24	$0	$1,971	$53,734	$85,243
Other Investments++	1,951	6,084	1	0	745	2,157	10,938

Investments, at value	$1,951	$35,598	$25	$0	$2,716	$55,891	$96,181

Financial Derivative Instruments+++	$(72,024)	$(6,795)	$0	$0	$31,229	$(924)	$(48,514)

Total	$(70,073)	$28,803	$25	$0	$33,945	$54,967	$47,667

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Convertible Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.7%
Berry Plastics Holding Corp.
8.161% due 06/05/2014		$4	$4
CSC Holdings, Inc.
9.750% due 08/01/2013		2,000	2,010
Daimler Finance North America LLC
4.320% due 08/03/2012		1,965	1,830
Verso Paper Holdings LLC
7.278% due 02/01/2013		135	30
8.028% due 02/01/2013		7	1

Total Bank Loan Obligations (Cost $4,020)			3,875

CORPORATE BONDS & NOTES 13.7%
BANKING & FINANCE 12.5%
American International Group, Inc.
1.217% due 10/18/2011 (g)		650	420
5.050% due 10/01/2015 (g)		1,500	810
8.250% due 08/15/2018 (g)		5,550	3,271
Capital One Bank USA N.A.
8.800% due 07/15/2019		32,300	33,053
CIT Group, Inc.
4.750% due 12/15/2010		4,700	3,691
Citigroup Capital XXI
8.300% due 12/21/2077		1,000	781
Citigroup Funding, Inc.
2.080% due 08/31/2012		2,000	1,777
Citigroup, Inc.
8.400% due 04/29/2049 (a)		1,000	751
Ford Motor Credit Co. LLC
7.375% due 02/01/2011		1,000	906
8.000% due 06/01/2014		8,000	6,482
GMAC LLC
6.000% due 04/01/2011		2,700	2,323
7.250% due 03/02/2011		10,000	9,077
7.500% due 12/31/2013		2,700	2,120
Goldman Sachs Group, Inc.
6.750% due 10/01/2037 (g)		225	200
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018 (g)		1,825	1,692
Residential Capital LLC
8.500% due 05/15/2010		3,500	3,062
SLM Corp.
5.000% due 10/01/2013		545	441
UBS AG
5.750% due 04/25/2018		1,850	1,688

			72,545

INDUSTRIALS 0.7%
Allison Transmission, Inc.
11.000% due 11/01/2015		1,300	1,033
Biomet, Inc.
11.625% due 10/15/2017		1,300	1,280
Continental Airlines, Inc.
9.798% due 04/01/2021		216	140
First Data Corp.
9.875% due 09/24/2015		1,300	930
Freescale Semiconductor, Inc.
4.504% due 12/15/2014		425	164
9.125% due 12/15/2014 (b)		498	187

			3,734

UTILITIES 0.5%
Telesat Canada
11.000% due 11/01/2015		1,700	1,751
12.500% due 11/01/2017		1,300	1,287

			3,038

Total Corporate Bonds & Notes (Cost $82,184)			79,317

CONVERTIBLE BONDS & NOTES 60.8%
BANKING & FINANCE 6.5%
Affiliated Managers Group, Inc.
3.950% due 08/15/2038		11,500	9,890
AngloGold Ashanti Holdings Finance PLC
3.500% due 05/22/2014		4,000	4,116
Boston Properties LP
2.875% due 02/15/2037		3,000	2,644
Citigroup Funding, Inc.
1.080% due 08/31/2012		2,000	1,656
NASDAQ OMX Group, Inc.
2.500% due 08/15/2013		1,500	1,237
National City Corp.
4.000% due 02/01/2011		9,500	9,381
U.S. Bancorp
0.000% due 12/11/2035		9,000	8,539

			37,463

INDUSTRIALS 49.5%
Advanced Micro Devices, Inc.
6.000% due 05/01/2015		14,550	6,893
Alpha Natural Resources, Inc.
2.375% due 04/15/2015		625	502
Amgen, Inc.
0.375% due 02/01/2013		22,000	19,965
Anixter International, Inc.
1.000% due 02/15/2013		3,150	2,611
Archer-Daniels-Midland Co.
0.875% due 02/15/2014		11,975	10,957
ArvinMeritor, Inc.
4.625% due 03/01/2026		2,500	1,203
Beckman Coulter, Inc.
2.500% due 12/15/2036		5,000	4,969
Bill Barrett Corp.
5.000% due 03/15/2028		200	182
BioMarin Pharmaceutical, Inc.
1.875% due 04/23/2017		3,400	3,086
Cephalon, Inc.
2.500% due 05/01/2014		7,000	6,982
Chesapeake Energy Corp.
2.250% due 12/15/2038		23,475	14,525
2.500% due 05/15/2037		12,000	8,550
DST Systems, Inc.
4.125% due 08/15/2023		1,800	1,784
General Cable Corp.
1.000% due 10/15/2012		3,800	3,002
Goodrich Petroleum Corp.
3.250% due 12/01/2026		6,865	5,741
Hologic, Inc.
2.000% due 12/15/2037		19,015	13,596
Host Hotels & Resorts LP
2.625% due 04/15/2027		6,125	5,229
Intel Corp.
2.950% due 12/15/2035		11,628	9,826
Interpublic Group of Cos., Inc.
4.250% due 03/15/2023		1,100	982
Kinross Gold Corp.
1.750% due 03/15/2028		5,000	4,638
L-1 Identity Solutions, Inc.
3.750% due 05/15/2027		2,000	1,590
L-3 Communications Holdings, Inc.
3.000% due 08/01/2035		9,150	8,841
Leap Wireless International, Inc.
4.500% due 07/15/2014		2,275	1,797
Life Technologies Corp.
1.500% due 02/15/2024		9,850	9,813
LifePoint Hospitals, Inc.
3.500% due 05/15/2014		11,060	8,931
Linear Technology Corp.
3.000% due 05/01/2027		5,600	4,662
Massey Energy Co.
3.250% due 08/01/2015		600	399
Medtronic, Inc.
1.625% due 04/15/2013		17,000	15,746
Millipore Corp.
3.750% due 06/01/2026		9,800	9,726
Mylan, Inc.
1.250% due 03/15/2012		9,825	8,560
Nabors Industries, Inc.
0.940% due 05/15/2011		5,000	4,675
NetApp, Inc.
1.750% due 06/01/2013		3,000	2,651
Nortel Networks Corp.
1.750% due 04/15/2012 (a)		3,100	1,038
2.125% due 04/15/2014 (a)		6,950	2,328
NovaMed, Inc.
1.000% due 06/15/2012		2,400	1,779
Omnicare, Inc.
3.250% due 12/15/2035		3,775	2,633
Peabody Energy Corp.
4.750% due 12/15/2066		9,825	7,111
Pioneer Natural Resources Co.
2.875% due 01/15/2038		5,000	4,381
Rayonier TRS Holdings, Inc.
3.750% due 10/15/2012		7,600	7,296
SanDisk Corp.
1.000% due 05/15/2013		4,500	2,846
Stillwater Mining Co.
1.875% due 03/15/2028		2,000	1,183
Transocean, Inc.
1.500% due 12/15/2037		32,000	28,360
Trinity Industries, Inc.
3.875% due 06/01/2036		5,500	3,025
Ventas, Inc.
3.875% due 11/15/2011		7,500	7,153
Wright Medical Group, Inc.
2.625% due 12/01/2014		7,777	5,911
Wyeth
0.965% due 01/15/2024		10,000	10,031

			287,689

UTILITIES 4.8%
Covanta Holding Corp.
1.000% due 02/01/2027		3,875	3,381
Penn Virginia Corp.
4.500% due 11/15/2012		9,500	7,837
Qwest Communications International, Inc.
3.500% due 11/15/2025		13,800	13,662
Time Warner Telecom Holdings, Inc.
2.375% due 04/01/2026		3,700	3,113

			27,993

Total Convertible Bonds & Notes (Cost $361,098)			353,145

MUNICIPAL BONDS & NOTES 0.0%
Illinois State Finance Authority Sports Facilities Revenue Notes, Series 2007
9.000% due 03/01/2014		320	132

Total Municipal Bonds & Notes (Cost $320)			132

U.S. GOVERNMENT AGENCIES 0.8%
Freddie Mac
0.702% due 03/09/2011 (f)		332	333
0.896% due 05/05/2011 (f)		1,416	1,417
0.926% due 05/04/2011 (f)		2,355	2,361
0.937% due 08/05/2011 (f)		623	623

Total U.S. Government Agencies (Cost $4,732)			4,734

U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Notes
0.875% due 04/30/2011 (h)		1,633	1,629

Total U.S. Treasury Obligations (Cost $1,633)			1,629

FOREIGN CURRENCY-DENOMINATED ISSUES 0.0%
Kronos International, Inc.
6.500% due 04/15/2013	EUR	100	57
Magyar Telecom BV
4.372% due 02/01/2013		100	75

Total Foreign Currency-Denominated Issues (Cost $130)			132

	SHARES
COMMON STOCKS 0.0%
Elan Corp. PLC (c)		1	0
Time Warner Cable, Inc. (c)		2	0

Total Common Stocks (Cost $0)			0

CONVERTIBLE PREFERRED STOCKS 24.7%
BANKING & FINANCE 17.7%
American International Group, Inc.
8.500% due 08/01/2011		1,309,695	12,468
Bank of America Corp.
7.250% due 12/31/2049		10,000	8,360
CIT Group, Inc.
8.750% due 12/31/2049		324,000	5,657
Citigroup, Inc.
6.500% due 12/31/2049 (a)		850,000	28,526
KeyCorp
7.750% due 12/31/2049		50,000	3,475
Legg Mason, Inc.
7.000% due 06/30/2011		230,000	5,796
Lehman Brothers Holdings, Inc.
7.250% due 12/31/2049 (a)		9,000	14
Sovereign Capital Trust IV
4.375% due 03/01/2034		256,000	5,408
Wells Fargo & Co.
7.500% due 12/31/2049		42,198	33,124

			102,828

CONSUMER SERVICES 0.2%
Simon Property Group, Inc.
6.000% due 12/31/2049		25,400	1,196

ENERGY 2.1%
CMS Energy Corp.
4.500% due 12/31/2049		5,000	322
El Paso Corp.
4.990% due 12/31/2049		8,775	6,803
NRG Energy, Inc.
4.000% due 12/31/2049		4,000	5,196

			12,321

HEALTHCARE 1.3%
Schering-Plough Corp.
6.000% due 08/13/2010		34,000	7,712

INDUSTRIALS 3.4%
Freeport-McMoRan Copper & Gold, Inc.
5.500% due 12/31/2049		17,500	19,692

Total Convertible Preferred Stocks (Cost $138,968)			143,749

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.0%
REPURCHASE AGREEMENTS 0.7%
State Street Bank and Trust Co.
0.010% due 07/01/2009		$4,112	4,112

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/27/2009 valued at $4,199. Repurchase proceeds are $4,112.)
U.S. TREASURY BILLS 0.2%
0.119% due 07/02/2009 -
07/30/2009 (d)(f)		1,330	1,330

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (e) 0.1%
		18,361	184

Total Short-Term Instruments (Cost $5,626)			5,626

Total Investments 102.0% (Cost $598,711)			$592,339
Written Options (j) (0.0%) (Premiums $203)			(66)
Other Assets and Liabilities (Net) (2.0%)			(11,622)

Net Assets 100.0%			$580,651

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Payment in-kind bond security.

(c) Non-income producing security.

(d) Coupon represents a weighted average rate.

(e) Affiliated to the Fund.

(f) Securities with an aggregate market value of $4,782 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(g) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $9,741 at a weighted average interest rate of 0.800%. On June 30, 2009, securities valued at $10,598 were pledged as collateral for reverse repurchase agreements.

(h) Securities with an aggregate market value of $1,629 and cash of $107 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	361	$(220)

(i) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	DUB	5.000%	06/20/2014	2.244%	$15,000	$1,808	$1,454	$354
Berkshire Hathaway Finance Corp.	JPM	3.250%	03/20/2014	2.399%	5,000	180	0	180
Berkshire Hathaway Finance Corp.	MSC	3.300%	03/20/2014	2.399%	10,000	380	0	380
Chrysler Financial	DUB	5.250%	09/20/2012	8.590%	2,000	(165)	0	(165)
Freescale Semiconductor, Inc.	DUB	2.600%	12/20/2009	20.930%	1,000	(82)	0	(82)
General Electric Capital Corp.	CITI	4.050%	03/20/2014	4.336%	20,000	(201)	0	(201)
General Electric Capital Corp.	DUB	5.000%	06/20/2014	4.176%	15,000	518	(190)	708
General Electric Capital Corp.	JPM	4.000%	03/20/2014	4.336%	10,000	(120)	0	(120)
HCA, Inc.	CITI	2.000%	09/20/2012	5.559%	600	(59)	0	(59)
HCA, Inc.	CITI	2.400%	06/20/2014	6.004%	400	(55)	0	(55)
MetLife, Inc.	JPM	5.000%	06/20/2014	5.352%	15,000	(185)	(207)	22
SLM Corp.	BOA	1.350%	06/20/2010	9.053%	1,400	(98)	0	(98)
SLM Corp.	BOA	5.000%	12/20/2010	8.988%	3,000	(156)	(720)	564
SLM Corp.	BOA	5.000%	12/20/2010	8.657%	10,000	(476)	(875)	399
SLM Corp.	DUB	5.000%	09/20/2014	7.854%	100	(10)	(11)	1

						$1,279	$(549)	$1,828

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.HY-9 3-Year Index 25-35%	GSC	1.750%	12/20/2010	$12,000	$(1,176)	$0	$(1,176)
CDX.HY-9 3-Year Index 25-35%	MLP	4.530%	12/20/2010	8,500	(491)	0	(491)
CDX.HY-9 5-Year Index 25-35%	JPM	3.200%	12/20/2012	6,600	(1,767)	0	(1,767)

					$(3,434)	$0	$(3,434)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	8,200	$(181)	$(29)	$(152)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		800	(17)	(6)	(11)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		5,600	(66)	(8)	(58)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		500	19	3	16
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		600	22	2	20
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		500	19	4	15

							$(204)	$(34)	$(170)

Total Return Swaps on Securities

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate(5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	SPDR Trust Series 1	400,000	0.000%	$36,520	07/23/2009	MLP	$448

(5)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(j) Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar September Futures	$98.625	09/14/2009	1,078	$186	$55

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	$1,800	$5	$4
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	3,400	12	7

							$17	$11

(k) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	BCLY	55	07/2009	$0	$0	$0
Sell	GBP	CITI	1,552	07/2009	0	(152)	(152)
Buy		MSC	1,541	07/2009	0	(11)	(11)
Buy		RBS	11	07/2009	1	0	1
Sell		MSC	1,541	08/2009	10	0	10
Sell	SGD	CITI	391	07/2009	3	0	3
Buy		HSBC	390	07/2009	0	0	0

					$14	$(163)	$(149)

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$77,540	$1,777	$79,317
Convertible Bonds & Notes	0	353,145	0	353,145
Convertible Preferred Stocks	98,603	45,146	0	143,749
Other Investments++	184	15,944	0	16,128

Investments, at value	$98,787	$491,775	$1,777	$592,339

Financial Derivative Instruments+++	$(220)	$(1,378)	$(165)	$(1,763)

Total	$98,567	$490,397	$1,612	$590,576

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$1,764	$0	$0	$0	$13	$0	$1,777
Other Investments++	816	(1,036)	0	(70)	290	0	0

Investments, at value	$2,580	$(1,036)	$0	$(70)	$303	$0	$1,777

Financial Derivative Instruments+++	$(901)	$0	$0	$0	$736	$0	$(165)

Total	$1,679	$(1,036)	$0	$(70)	$1,039	$0	$1,612

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Developing Local Markets Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BRAZIL 6.1%
Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	1,900	$1,708
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017		199,826	89,129

Total Brazil (Cost $103,739)			90,837

CAYMAN ISLANDS 0.6%
Atrium CDO Corp.
1.522% due 06/27/2015		$1,139	878
Vita Capital III Ltd.
2.308% due 01/01/2011		9,300	8,499

Total Cayman Islands (Cost $10,272)			9,377

CHILE 0.9%
Banco Santander Chile
0.982% due 12/09/2009		$13,220	13,156

Total Chile (Cost $13,186)			13,156

COLOMBIA 1.5%
Colombia Government International Bond
9.850% due 06/28/2027	COP	20,664,000	9,807
12.000% due 10/22/2015		23,500,000	12,591

Total Colombia (Cost $23,729)			22,398

EGYPT 2.4%
Petroleum Export Ltd.
4.623% due 06/15/2010		$7,789	7,643
4.633% due 06/15/2010		929	911
5.265% due 06/15/2011		21,676	20,986
Petroleum Export Ltd. II
6.340% due 06/20/2011		7,593	6,942

Total Egypt (Cost $37,665)			36,482

GERMANY 4.2%
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		$60,262	61,844

Total Germany (Cost $61,375)			61,844

INDIA 0.8%
ICICI Bank Ltd.
1.679% due 01/12/2010		$5,700	5,588
IDBI Bank Ltd.
5.125% due 12/23/2009		5,700	5,691

Total India (Cost $11,333)			11,279

KAZAKHSTAN 0.0%
Intergas Finance BV
6.875% due 11/04/2011		$378	342

Total Kazakhstan (Cost $384)			342

MEXICO 2.2%
America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	42,900	2,420
Mexican Bonos
7.750% due 12/14/2017		94,000	6,995
Pemex Finance Ltd.
9.030% due 02/15/2011		$3,150	3,371
9.690% due 08/15/2009		1,018	1,026
Pemex Project Funding Master Trust
2.931% due 10/15/2009		2,918	2,924
Telefonos de Mexico SAB de C.V.
4.750% due 01/27/2010		1,000	1,020
8.750% due 01/31/2016	MXN	214,500	15,669

Total Mexico (Cost $39,281)			33,425

NETHERLANDS 0.0%
Deutsche Telekom International Finance BV
8.500% due 06/15/2010		$500	526

Total Netherlands (Cost $513)			526

NORWAY 0.1%
DnB NOR Bank ASA
1.209% due 10/13/2009		$1,500	1,491

Total Norway (Cost $1,500)			1,491

PANAMA 1.1%
Panama Government International Bond
9.625% due 02/08/2011		$14,814	16,184

Total Panama (Cost $16,218)			16,184

POLAND 0.0%
Poland Government International Bond
4.750% due 04/25/2012	PLN	200	62

Total Poland (Cost $93)			62

QATAR 1.4%
Qatar Petroleum
5.579% due 05/30/2011		$17,469	17,760
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		2,544	2,531

Total Qatar (Cost $20,198)			20,291

RUSSIA 3.1%
Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		$8,445	8,213
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		17,600	17,875
Russia Government International Bond
8.250% due 03/31/2010		333	344
VTB Capital S.A.
2.716% due 11/02/2009		20,270	20,159

Total Russia (Cost $46,293)			46,591

SOUTH KOREA 7.7%
Export-Import Bank of Korea
1.094% due 11/16/2010		$7,500	7,231
4.500% due 08/12/2009		11,300	11,299
Korea Development Bank
0.996% due 11/22/2012		8,700	7,681
1.317% due 04/03/2010		38,900	38,088
1.507% due 10/20/2009		50,238	49,869
5.300% due 01/17/2013		1,100	1,088

Total South Korea (Cost $117,023)			115,256

SPAIN 0.3%
Santander U.S. Debt S.A. Unipersonal
0.697% due 11/20/2009		$4,400	4,373

Total Spain (Cost $4,400)			4,373

UNITED KINGDOM 2.7%
AstraZeneca PLC
0.948% due 09/11/2009		$1,820	1,821
Bank of Scotland PLC
0.669% due 09/14/2009		1,400	1,391
0.689% due 12/08/2010		20,300	19,343
Barclays Bank PLC
10.179% due 06/12/2021		15,240	16,288
Vodafone Group PLC
0.940% due 02/27/2012		800	765

Total United Kingdom (Cost $39,566)			39,608

UNITED STATES 50.5%
ASSET-BACKED SECURITIES 2.1%
ACE Securities Corp.
0.364% due 12/25/2036		$500	367
0.404% due 06/25/2037		527	374
American Express Credit Account Master Trust
0.819% due 02/15/2012		414	413
Asset-Backed Securities Corp. Home Equity
0.394% due 05/25/2037		471	376
Bear Stearns Asset-Backed Securities Trust
0.364% due 11/25/2036		384	339
0.394% due 10/25/2036		495	439
1.314% due 10/25/2037		4,401	2,373
Carrington Mortgage Loan Trust
0.414% due 06/25/2037		2,859	2,276
0.634% due 10/25/2035		424	329
Citigroup Mortgage Loan Trust, Inc.
0.374% due 05/25/2037		613	493
0.374% due 07/25/2045		658	463
Countrywide Asset-Backed Certificates
0.394% due 10/25/2047		463	407
0.414% due 09/25/2047		601	527
0.474% due 02/25/2036		252	238
Credit-Based Asset Servicing & Securitization LLC
0.374% due 11/25/2036		450	368
0.434% due 07/25/2037		240	177
Daimler Chrysler Auto Trust
1.798% due 09/10/2012		2,300	2,291
First Franklin Mortgage Loan Asset-Backed Certificates
0.354% due 09/25/2036		132	129
Fremont Home Loan Trust
0.364% due 10/25/2036		287	179
0.374% due 01/25/2037		574	373
GE-WMC Mortgage Securities LLC
0.354% due 08/25/2036		296	219
GSAA Trust
0.614% due 05/25/2047		700	244
GSAMP Trust
0.384% due 10/25/2036		55	44
0.384% due 12/25/2036		589	312
Home Equity Asset Trust
0.374% due 05/25/2037		552	488
HSBC Asset Loan Obligation
0.374% due 12/25/2036		566	500
HSI Asset Securitization Corp. Trust
0.364% due 12/25/2036		486	422
0.374% due 05/25/2037		817	578
JPMorgan Mortgage Acquisition Corp.
0.364% due 10/25/2036		562	437
0.374% due 03/25/2047		490	353
0.377% due 11/25/2036		198	187
0.394% due 03/25/2037		465	369
0.424% due 08/25/2036		5,200	1,873
Lehman ABS Mortgage Loan Trust
0.404% due 06/25/2037		564	359
Lehman XS Trust
0.384% due 05/25/2046		2	2
0.394% due 11/25/2046		2,083	1,744
0.434% due 11/25/2036		432	422
0.484% due 04/25/2046		542	429
0.554% due 09/25/2046		797	169
Long Beach Mortgage Loan Trust
0.374% due 10/25/2036		253	236
0.594% due 10/25/2034		835	534
MASTR Asset-Backed Securities Trust
0.354% due 08/25/2036		107	104
0.364% due 01/25/2037		382	104
Morgan Stanley ABS Capital I
0.354% due 10/25/2036		343	321
0.364% due 10/25/2036		251	233
0.364% due 11/25/2036		544	516
0.374% due 05/25/2037		507	322
Morgan Stanley Mortgage Loan Trust
0.544% due 02/25/2037		700	171
5.750% due 04/25/2037		486	322
Nationstar Home Equity Loan Trust
0.374% due 03/25/2037		333	309
New Century Home Equity Loan Trust
0.494% due 05/25/2036		1,110	753
Option One Mortgage Loan Trust
0.364% due 01/25/2037		189	180
Popular ABS Mortgage Pass-Through Trust
0.404% due 06/25/2047		640	502
Residential Asset Mortgage Products, Inc.
0.384% due 02/25/2037		349	299
0.414% due 08/25/2046		209	200
Residential Asset Securities Corp.
0.374% due 01/25/2037		351	313
0.424% due 04/25/2037		475	413
Securitized Asset-Backed Receivables LLC Trust
0.354% due 01/25/2037		458	386
0.364% due 09/25/2036		200	176
0.374% due 12/25/2036		643	361
0.394% due 11/25/2036		404	166
Soundview Home Equity Loan Trust
0.394% due 01/25/2037		108	106
0.394% due 06/25/2037		523	419
Specialty Underwriting & Residential Finance
0.359% due 11/25/2037		152	147
Structured Asset Securities Corp.
0.394% due 01/25/2037		415	367
4.900% due 04/25/2035		520	308
WaMu Asset-Backed Certificates
0.364% due 01/25/2037		443	317
Washington Mutual Asset-Backed Certificates
0.374% due 10/25/2036		593	487
Wells Fargo Home Equity Trust
0.364% due 01/25/2037		47	46
0.414% due 03/25/2037		241	228

			31,428

BANK LOAN OBLIGATIONS 0.0%
OAO Rosneft Oil Co.
0.958% due 09/17/2009		484	426

CORPORATE BONDS & NOTES 39.6%
Allied Waste North America, Inc.
6.500% due 11/15/2010		300	305
American Express Centurion Bank
0.479% due 12/17/2009		1,400	1,392
American Express Credit Corp.
1.708% due 05/27/2010		23,600	23,313
American International Group, Inc.
1.217% due 10/18/2011		2,800	1,808
Bank of America Corp.
1.127% due 11/06/2009		3,200	3,194
Bank of America N.A.
1.162% due 06/23/2010		1,000	996
Bear Stearns Cos. LLC
0.902% due 09/09/2009		600	600
1.445% due 09/26/2013	EUR	4,400	5,664
5.300% due 10/30/2015		$800	787
6.400% due 10/02/2017		300	301
Caterpillar Financial Services Corp.
1.006% due 08/11/2009		9,000	9,006
CIT Group, Inc.
0.974% due 08/17/2009		3,100	3,013
Citigroup, Inc.
0.944% due 05/18/2011		8,900	8,417
1.004% due 05/18/2010		12,800	12,572
8.400% due 04/29/2049 (a)		10,950	8,227
Countrywide Financial Corp.
1.659% due 11/23/2010	EUR	500	676
Countrywide Home Loans, Inc.
4.125% due 09/15/2009		$1,900	1,906
5.625% due 07/15/2009		1,300	1,301
Credit Suisse USA, Inc.
0.865% due 11/20/2009		2,000	1,998
1.083% due 08/15/2010		800	796
Daimler Finance North America LLC
1.466% due 08/03/2009		9,300	9,272
DISH DBS Corp.
6.375% due 10/01/2011		2,600	2,528
Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010		665	670
El Paso Performance-Linked Trust
7.750% due 07/15/2011		2,900	2,861
Ford Motor Credit Co. LLC
5.700% due 01/15/2010		16,950	16,361
7.375% due 10/28/2009		8,610	8,537
General Electric Capital Corp.
0.655% due 10/06/2010		6,100	5,993
0.953% due 08/15/2011		2,800	2,653
1.259% due 04/10/2012		24,000	22,451
1.478% due 02/01/2011		28,000	27,120
General Mills, Inc.
1.231% due 01/22/2010		3,700	3,695
Genworth Global Funding Trusts
1.321% due 04/15/2014		4,800	2,374
Hartford Life Global Funding Trusts
0.809% due 06/16/2014		4,800	3,006
Hewlett-Packard Co.
0.689% due 06/15/2010		3,900	3,905
1.710% due 05/27/2011		12,000	12,161
Home Depot, Inc.
0.749% due 12/16/2009		1,800	1,795
HSBC Bank USA N.A.
0.759% due 12/14/2009		1,750	1,747
HSBC Finance Corp.
0.719% due 03/12/2010		3,825	3,763
1.134% due 11/16/2009		15,600	15,479
1.206% due 05/10/2010		4,414	4,299
International Lease Finance Corp.
0.881% due 05/24/2010		19,000	17,333
1.531% due 01/15/2010		5,000	4,646
1.538% due 07/01/2011		10,000	8,128
John Deere Capital Corp.
1.400% due 06/10/2011		20,900	20,755
JPMorgan Chase & Co.
1.282% due 01/17/2011		10,960	10,845
Kimberly-Clark Corp.
1.139% due 07/30/2010		12,400	12,421
Lehman Brothers Holdings, Inc.
2.875% due 09/28/2009 (a)	CHF	3,855	408
2.907% due 11/16/2009 (a)		$4,600	702
2.950% due 05/25/2010 (a)		6,600	1,006
3.011% due 12/23/2010 (a)		5,900	900
4.730% due 06/01/2011 (a)(i)	CAD	5,325	513
6.875% due 05/02/2018 (a)		$6,974	1,151
7.875% due 05/08/2018 (a)	GBP	5,000	1,234
Merrill Lynch & Co., Inc.
3.188% due 05/12/2010		$27,400	27,253
Metropolitan Life Global Funding I
0.879% due 03/15/2012		4,100	3,887
0.894% due 05/17/2010		6,050	6,002
Morgan Stanley
1.221% due 01/15/2010		8,800	8,730
1.357% due 01/18/2011		6,989	6,774
National Rural Utilities Cooperative Finance Corp.
1.982% due 07/01/2010		300	300
Pacific Gas & Electric Co.
1.598% due 06/10/2010		5,000	5,026
Pemex Project Funding Master Trust
1.929% due 06/15/2010		99,918	98,514
Pricoa Global Funding I
1.142% due 07/27/2009		2,300	2,297
SLM Corp.
0.829% due 03/15/2011		700	601
1.232% due 07/27/2009		8,400	8,364
1.252% due 07/26/2010		800	726
1.322% due 10/25/2011		1,000	811
1.477% due 12/15/2010	EUR	600	734
5.375% due 05/15/2014		$1,100	885
Sprint Nextel Corp.
1.001% due 06/28/2010		3,400	3,207
U.S. Bancorp
1.407% due 05/06/2010		500	501
UnitedHealth Group, Inc.
0.789% due 06/21/2010		2,400	2,378
2.286% due 02/07/2011		16,000	15,864
Universal City Florida Holding Co. I & II
5.778% due 05/01/2010		4,500	3,701
Verizon Wireless Capital LLC
3.316% due 05/20/2011		15,000	15,446
Wachovia Bank N.A.
0.721% due 05/25/2010		9,400	9,353
0.726% due 12/02/2010		9,000	8,881
Wachovia Corp.
0.718% due 12/01/2009		100	100
0.749% due 03/15/2011		9,700	9,364
1.261% due 10/15/2011		22,800	21,668
Wells Fargo & Co.
0.415% due 03/22/2010		4,700	4,679
1.189% due 01/24/2012		3,700	3,492
Xerox Corp.
1.363% due 12/18/2009		3,600	3,563

			590,085

MORTGAGE-BACKED SECURITIES 4.9%
Adjustable Rate Mortgage Trust
5.152% due 09/25/2035		1,455	947
American Home Mortgage Investment Trust
0.554% due 05/25/2047		533	111
Banc of America Mortgage Securities, Inc.
4.185% due 07/25/2034		930	747
Bear Stearns Adjustable Rate Mortgage Trust
2.900% due 03/25/2035		18,095	15,657
Bear Stearns Alt-A Trust
0.474% due 02/25/2034		727	412
5.303% due 08/25/2036		600	228
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		32	32
Bear Stearns Mortgage Funding Trust
0.384% due 02/25/2037		649	500
Bear Stearns Structured Products, Inc.
5.644% due 01/26/2036		7,943	4,390
5.714% due 12/26/2046		4,472	2,724
CC Mortgage Funding Corp.
0.444% due 05/25/2048		1,603	586
Citigroup Commercial Mortgage Trust
0.389% due 08/15/2021		6	5
Citigroup Mortgage Loan Trust, Inc.
0.379% due 01/25/2037		497	415
4.669% due 08/25/2035		1,379	409
Commercial Mortgage Pass-Through Certificates
0.419% due 04/15/2017		366	356
0.818% due 02/16/2034		1,943	1,730
Countrywide Alternative Loan Trust
0.494% due 05/25/2047		1,849	695
0.495% due 02/20/2047		2,225	866
0.544% due 08/25/2046		629	121
0.584% due 05/25/2036		435	63
0.664% due 06/25/2037		652	145
1.084% due 11/25/2035		606	258
2.340% due 02/25/2036		581	267
5.306% due 10/25/2035		464	317
6.000% due 02/25/2037		464	281
Countrywide Home Loan Mortgage Pass-Through Trust
0.654% due 03/25/2036		821	152
4.789% due 04/20/2035		4,309	3,790
5.575% due 02/20/2036		618	324
CS First Boston Mortgage Securities Corp.
3.755% due 06/25/2033		2,067	1,723
CW Capital Cobalt Ltd.
5.484% due 04/15/2047		600	397
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.384% due 01/25/2047		435	395
0.394% due 02/25/2037		376	347
0.394% due 03/25/2037		191	188
0.404% due 08/25/2037		1,197	1,039
Downey Savings & Loan Association Mortgage Loan Trust
0.623% due 11/19/2037		800	68
First Horizon Alternative Mortgage Securities
6.250% due 08/25/2037		436	329
First Horizon Asset Securities, Inc.
3.170% due 07/25/2033		827	733
5.365% due 08/25/2035		1,442	1,097
Greenpoint Mortgage Funding Trust
0.394% due 10/25/2046		1,305	1,075
0.394% due 01/25/2047		876	666
0.524% due 10/25/2046		600	80
0.584% due 04/25/2036		646	197
0.584% due 11/25/2045		286	136
Greenpoint Mortgage Pass-Through Certificates
4.826% due 10/25/2033		1,682	1,273
Harborview Mortgage Loan Trust
0.403% due 01/19/2038		409	378
0.458% due 04/19/2038		992	396
0.513% due 09/19/2046		1,207	518
Impac Secured Assets CMN Owner Trust
0.394% due 01/25/2037		355	333
Indymac Index Mortgage Loan Trust
4.976% due 12/25/2034		930	705
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		600	462
MASTR Adjustable Rate Mortgages Trust
0.424% due 05/25/2047		73	72
MASTR Alternative Loans Trust
0.714% due 03/25/2036		543	195
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		600	401
Merrill Lynch Floating Trust
0.389% due 06/15/2022		998	701
MLCC Mortgage Investors, Inc.
0.564% due 11/25/2035		2,827	1,916
1.314% due 10/25/2035		1,598	1,274
Morgan Stanley Capital I
0.380% due 10/15/2020		1,160	861
Residential Accredit Loans, Inc.
0.414% due 09/25/2046		624	490
0.614% due 08/25/2035		914	419
0.714% due 10/25/2045		466	212
Residential Asset Securitization Trust
0.714% due 01/25/2046		1,166	535
Residential Funding Mortgage Securities I
5.202% due 09/25/2035		1,382	991
Sequoia Mortgage Trust
4.263% due 04/20/2035		605	466
Sovereign Commercial Mortgage Securities Trust
5.835% due 07/22/2030		600	529
Structured Adjustable Rate Mortgage Loan Trust
4.266% due 07/25/2034		3,969	3,325
5.334% due 01/25/2035		1,483	997
5.516% due 08/25/2035		1,056	688
Structured Asset Mortgage Investments, Inc.
0.384% due 08/25/2036		1,092	1,046
0.414% due 09/25/2047		2,118	1,974
0.444% due 03/25/2037		417	152
0.504% due 06/25/2036		655	248
0.563% due 07/19/2035		3,236	2,081
Structured Asset Securities Corp.
3.986% due 06/25/2033		2,839	2,102
4.504% due 10/25/2035		658	453
TBW Mortgage-Backed Pass-Through Certificates
0.414% due 09/25/2036		51	51
0.424% due 01/25/2037		354	322
WaMu Mortgage Pass-Through Certificates
0.724% due 11/25/2045		600	147
0.724% due 12/25/2045		600	141
2.150% due 12/25/2046		1,234	532
2.150% due 07/25/2047		1,427	534
2.540% due 11/25/2042		465	268
Washington Mutual Alternative Mortgage Pass-Through Certificates
2.100% due 04/25/2047		802	223

			73,409

U.S. GOVERNMENT AGENCIES 3.8%
Fannie Mae
2.638% due 06/01/2043 - 07/01/2044		984	976
4.672% due 11/01/2035		469	485
5.000% due 02/25/2017		177	183
5.184% due 09/01/2035		627	654
5.193% due 10/01/2035		431	449
5.224% due 11/01/2035		515	537
5.227% due 08/01/2035		421	439
5.231% due 09/01/2035		447	470
5.500% due 09/01/2026		294	305
Freddie Mac
0.574% due 08/25/2031		371	299
0.594% due 09/25/2031		350	319
0.641% due 08/24/2010		157	157
0.702% due 03/09/2011		11,500	11,542
1.268% due 04/01/2011 (d)		39,400	39,533
5.000% due 11/15/2029		11	11
5.130% due 08/01/2035		69	71

			56,430

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
0.875% due 04/30/2011 (e)		624	622

Total United States (Cost $827,631)			752,400

SHORT-TERM INSTRUMENTS 11.5%
REPURCHASE AGREEMENTS 0.9%
JPMorgan Chase Bank N.A.
0.090% due 07/01/2009		$6,900	6,900
(Dated 06/30/2009. Collateralized by Fannie Mae 5.700% due 09/20/2022 valued at $7,170. Repurchase proceeds are $6,900.)
State Street Bank and Trust Co.
0.010% due 07/01/2009		5,996	5,996
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $6,119. Repurchase proceeds are $5,996.)

			12,896

U.S. TREASURY BILLS 0.5%
3.724% due 07/02/2009 - 09/17/2009 (b)(d)(e)		8,013	8,013

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 10.1%
		15,061,472	150,750

Total Short-Term Instruments (Cost $171,657)			171,659

PURCHASED OPTIONS (g) 0.0% (Cost $0)			0
Total Investments 97.1% (Cost $1,546,056)			$1,447,581
Written Options (h) (0.2%) (Premiums $2,219)			(2,874)
Other Assets and Liabilities (Net) 3.1%			46,457

Net Assets 100.0%			$1,491,164

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Affiliated to the Fund.

(d) Securities with an aggregate market value of $7,577 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(e) Securities with an aggregate market value of $1,575 and cash of $380 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	1,072	$(551)
U.S. Treasury 10-Year Note September Futures	Long	09/2009	2	(1)

				$(552)

(f) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)		Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
UBS Warburg LLC	BCLY	(2.250%)	03/20/2014	1.256%	EUR	7,000	$(430)	$0	$(430)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
General Electric Capital Corp.	MLP	1.100%	12/20/2009	3.899%	$2,000	$(26)	$0	$(26)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	14.120%	01/04/2010	BCLY	BRL	3,600	$123	$0	$123
Pay	1-Year BRL-CDI	14.190%	01/04/2010	BCLY		4,000	139	0	139
Pay	1-Year BRL-CDI	13.720%	01/02/2017	MLP		18,200	385	73	312
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	DUB		$700	4	0	4
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	JPM		4,000	25	0	25
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	RBS		3,190	6	(74)	80
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC	EUR	28,500	3,263	(535)	3,798

							$3,945	$(536)	$4,481

(g) Purchased options outstanding on June 30, 2009:

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC Freddie Mac 6.000% due 08/01/2039	$109.000	08/06/2009	$2,400	$0	$0

(h) Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar September Futures	$98.500	09/14/2009	608	$146	$27
Put - CME 90-Day Eurodollar September Futures	98.625	09/14/2009	94	15	5

				$161	$32

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	$180,000	$1,764	$2,328
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	2.500%	08/21/2009	24,000	116	38
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/21/2009	24,000	178	476

							$2,058	$2,842

(i) Restricted securities as of June 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lehman Brothers Holdings, Inc.	4.730%	06/01/2011	10/10/2008	$393	$513	0.03%

(j) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Freddie Mac	6.000%	07/01/2039	$2,400	$2,496	$2,505

(k) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	BCLY	21,525	08/2009	$1,134	$0	$1,134
Sell		DUB	3,959	08/2009	0	(8)	(8)
Buy		HSBC	6,691	08/2009	0	(25)	(25)
Sell		HSBC	19,405	08/2009	0	(215)	(215)
Buy		JPM	29,362	08/2009	0	(25)	(25)
Buy		MLP	33,477	08/2009	0	(52)	(52)
Sell		MLP	182,452	08/2009	4	(5,502)	(5,498)
Buy		UBS	31,873	08/2009	318	0	318
Sell	CAD	JPM	340	08/2009	18	0	18
Sell	CHF	JPM	319	07/2009	5	0	5
Sell		RBC	319	10/2009	1	0	1
Buy	CLP	BCLY	18,848,849	11/2009	2,911	0	2,911
Sell		BOA	536,150	11/2009	0	(8)	(8)
Buy		CITI	11,874,655	11/2009	1,773	0	1,773
Sell		CITI	8,731,917	11/2009	34	(98)	(64)
Sell		DUB	1,065,000	11/2009	0	(3)	(3)
Sell		HSBC	4,224,850	11/2009	0	(645)	(645)
Sell		JPM	585,000	11/2009	0	(100)	(100)
Buy	CNY	BCLY	62,229	07/2009	2	(25)	(23)
Sell		BCLY	151,992	07/2009	13	(6)	7
Sell		BOA	10,255	07/2009	0	(1)	(1)
Buy		CITI	24,964	07/2009	21	0	21
Sell		CITI	69,250	07/2009	0	(218)	(218)
Sell		DUB	176,907	07/2009	23	(223)	(200)
Sell		HSBC	2,601	07/2009	0	(3)	(3)
Buy		JPM	445,625	07/2009	0	(1,975)	(1,975)
Sell		JPM	111,568	07/2009	2	(229)	(227)
Sell		RBS	10,245	07/2009	0	0	0
Buy		BCLY	48,610	09/2009	2	0	2
Sell		BCLY	91,644	09/2009	0	(3)	(3)
Buy		CITI	43,849	09/2009	64	0	64
Sell		CITI	13,635	09/2009	2	0	2
Buy		DUB	244,560	09/2009	3	(158)	(155)
Sell		DUB	125,196	09/2009	24	(366)	(342)
Buy		JPM	128,919	09/2009	431	0	431
Sell		JPM	61,266	09/2009	24	0	24
Buy		BCLY	63,236	03/2010	0	(21)	(21)
Buy		BOA	67,040	03/2010	0	(4)	(4)
Buy		CITI	54,344	03/2010	0	(35)	(35)
Buy		DUB	110,295	03/2010	0	(84)	(84)
Sell		DUB	13,614	03/2010	5	0	5
Buy		HSBC	52,292	03/2010	0	(24)	(24)
Buy		JPM	488	03/2010	0	0	0
Buy	COP	BCLY	19,883,055	11/2009	686	0	686
Sell		BCLY	11,631,467	11/2009	0	(321)	(321)
Sell		BOA	2,116,500	11/2009	34	0	34
Buy		CITI	22,834,748	11/2009	154	(2)	152
Sell		CITI	4,579,000	11/2009	28	(118)	(90)
Sell		HSBC	2,843,400	11/2009	34	(32)	2
Sell		MSC	4,168,000	11/2009	97	0	97
Buy		RBS	30,880,618	11/2009	1,276	0	1,276
Buy	CZK	BCLY	211,498	07/2009	482	0	482
Sell		BCLY	766,960	07/2009	0	(2,585)	(2,585)
Sell		BOA	500,000	07/2009	0	(453)	(453)
Buy		CITI	1,316,000	07/2009	4,753	0	4,753
Buy		DUB	1,315,362	07/2009	4,659	0	4,659
Sell		DUB	378,430	07/2009	0	(321)	(321)
Buy		HSBC	1,122,290	07/2009	2,814	0	2,814
Sell		HSBC	1,232,023	07/2009	0	(4,699)	(4,699)
Buy		JPM	179	07/2009	1	0	1
Sell		JPM	923,909	07/2009	0	(3,719)	(3,719)
Sell		UBS	164,008	07/2009	0	(863)	(863)
Buy		BCLY	326,728	11/2009	734	0	734
Sell		BCLY	75,113	11/2009	0	(44)	(44)
Buy		BOA	500,000	11/2009	440	0	440
Buy		DUB	378,430	11/2009	310	0	310
Buy		HSBC	500,000	11/2009	1,149	0	1,149
Buy		JPM	661,911	11/2009	1,265	0	1,265
Sell		JPM	38,676	11/2009	0	(82)	(82)
Sell		UBS	101,576	11/2009	1	(50)	(49)
Sell	EUR	BCLY	7,892	07/2009	0	(59)	(59)
Buy		RBS	987	07/2009	16	0	16
Sell		RBS	33	07/2009	0	0	0
Buy	GBP	CITI	33	07/2009	3	0	3
Sell		CITI	1,394	07/2009	0	(137)	(137)
Sell		MSC	1,361	08/2009	9	0	9
Buy	HKD	BCLY	131,828	09/2009	0	(1)	(1)
Sell		BCLY	23,256	09/2009	0	0	0
Buy		BOA	418,326	09/2009	0	(4)	(4)
Buy		CITI	214,107	09/2009	0	(1)	(1)
Buy		DUB	276,247	09/2009	1	0	1
Sell		HSBC	69,707	09/2009	0	0	0
Buy		JPM	236,724	09/2009	0	(2)	(2)
Sell		JPM	38,728	09/2009	0	0	0
Buy	HUF	BCLY	10,226,268	10/2009	6,375	0	6,375
Sell		BCLY	209,015	10/2009	0	(53)	(53)
Sell		CITI	213,207	10/2009	0	(74)	(74)
Buy		DUB	1,094,576	10/2009	12	0	12
Sell		HSBC	1,237,915	10/2009	0	(730)	(730)
Buy		JPM	188	10/2009	0	0	0
Sell		UBS	1,037,235	10/2009	0	(225)	(225)
Buy	IDR	BCLY	130,451,000	11/2009	0	(303)	(303)
Sell		BCLY	11,176,000	11/2009	0	(62)	(62)
Buy		CITI	8,022,600	11/2009	0	(13)	(13)
Buy		HSBC	52,610,406	11/2009	0	(125)	(125)
Buy		JPM	22,827,204	11/2009	0	(37)	(37)
Sell		RBS	10,695,000	11/2009	0	(16)	(16)
Buy	ILS	BCLY	43,261	11/2009	535	0	535
Sell		BCLY	19,695	11/2009	0	(15)	(15)
Buy		HSBC	100,000	11/2009	455	0	455
Buy		JPM	97,907	11/2009	394	0	394
Sell		JPM	19,741	11/2009	0	(21)	(21)
Sell	INR	BCLY	255,007	07/2009	0	(108)	(108)
Buy		BOA	738,643	07/2009	1,427	0	1,427
Buy		CITI	737,899	07/2009	1,362	0	1,362
Sell		CITI	755,404	07/2009	5	(190)	(185)
Buy		DUB	649,218	07/2009	1,092	0	1,092
Sell		DUB	48,290	07/2009	0	(8)	(8)
Sell		HSBC	204,777	07/2009	0	(34)	(34)
Sell		JPM	528,952	07/2009	24	(86)	(62)
Sell		MSC	201,553	07/2009	0	(30)	(30)
Sell		UBS	47,960	07/2009	0	(1)	(1)
Buy		BCLY	204,607	10/2009	58	0	58
Buy		CITI	688,441	10/2009	17	0	17
Buy		HSBC	204,777	10/2009	41	0	41
Buy		JPM	577,178	10/2009	212	0	212
Sell		JPM	72,435	10/2009	0	(1)	(1)
Buy		MSC	201,553	10/2009	35	0	35
Sell	JPY	BNP	27,608	07/2009	0	0	0
Sell		MSC	27,608	08/2009	0	0	0
Sell	KRW	BOA	1,261,500	07/2009	8	0	8
Buy		HSBC	17,878,768	07/2009	0	(315)	(315)
Buy		JPM	25,093,936	07/2009	0	(498)	(498)
Sell		UBS	1,257,200	07/2009	12	0	12
Buy		CITI	738,000	11/2009	0	(18)	(18)
Sell		HSBC	2,556,000	11/2009	0	(16)	(16)
Buy	MXN	BCLY	1,263,567	11/2009	1,105	0	1,105
Sell		BCLY	138,175	11/2009	0	(164)	(164)
Buy		CITI	148,706	11/2009	1,083	0	1,083
Sell		CITI	53,863	11/2009	0	(173)	(173)
Buy		DUB	683,001	11/2009	2,508	(3)	2,505
Sell		DUB	107,539	11/2009	48	(46)	2
Sell		HSBC	258,886	11/2009	0	(255)	(255)
Buy		JPM	728,544	11/2009	1,649	0	1,649
Sell		JPM	311,364	11/2009	7	(232)	(225)
Buy		MLP	103,195	11/2009	760	0	760
Buy	MYR	BCLY	108,892	08/2009	488	0	488
Sell		BCLY	3,646	08/2009	0	(36)	(36)
Buy		CITI	19,570	08/2009	198	0	198
Sell		CITI	3,600	08/2009	0	(23)	(23)
Sell		DUB	3,544	08/2009	0	(7)	(7)
Buy		HSBC	22,358	08/2009	262	0	262
Sell		HSBC	3,651	08/2009	0	(37)	(37)
Buy		JPM	4,226	08/2009	1	0	1
Sell		JPM	31,812	08/2009	7	(166)	(159)
Sell		RBS	3,542	08/2009	0	(6)	(6)
Sell	PEN	BCLY	52,473	07/2009	76	0	76
Buy		CITI	43,585	07/2009	914	0	914
Sell		CITI	16,273	07/2009	0	(411)	(411)
Buy		DUB	25,162	07/2009	515	0	515
Sell		HSBC	5,980	08/2009	15	0	15
Sell		MSC	5,990	08/2009	11	0	11
Buy		BCLY	52,473	01/2010	0	(65)	(65)
Sell		BOA	3,023	01/2010	3	0	3
Buy		CITI	1,520	01/2010	1	0	1
Sell		CITI	12,097	01/2010	0	(9)	(9)
Sell	PHP	BCLY	575,825	08/2009	0	(329)	(329)
Buy		CITI	2,149,321	08/2009	50	(194)	(144)
Sell		CITI	12,588	08/2009	0	(11)	(11)
Sell		DUB	326,515	08/2009	0	(273)	(273)
Sell		JPM	299,330	08/2009	15	(213)	(198)
Buy		BCLY	364,839	11/2009	0	(40)	(40)
Sell		BOA	194,440	11/2009	4	0	4
Buy		CITI	417,250	11/2009	0	(53)	(53)
Sell		DUB	49,400	11/2009	0	(15)	(15)
Buy		JPM	14,625	11/2009	1	0	1
Sell		UBS	49,250	11/2009	0	(12)	(12)
Sell	PLN	BCLY	33,115	11/2009	0	(347)	(347)
Sell		CITI	6,626	11/2009	0	(70)	(70)
Buy		DUB	122,366	11/2009	1,381	0	1,381
Buy		HSBC	405,702	11/2009	8,768	0	8,768
Sell		HSBC	135,208	11/2009	0	(1,381)	(1,381)
Buy		JPM	27,878	11/2009	441	0	441
Sell		JPM	9,681	11/2009	0	(25)	(25)
Buy		MLP	219,008	11/2009	6,165	0	6,165
Sell		MLP	49	11/2009	0	(1)	(1)
Buy		UBS	1,706	11/2009	25	0	25
Sell		UBS	16,414	11/2009	0	(129)	(129)
Sell	RON	BCLY	25,968	08/2009	3	0	3
Buy		JPM	86,555	08/2009	1,909	0	1,909
Buy	RUB	CITI	262,088	07/2009	967	0	967
Sell		HSBC	234,185	07/2009	0	(707)	(707)
Sell		JPM	27,903	07/2009	0	(1)	(1)
Buy		JPM	27,903	11/2009	3	0	3
Sell	SGD	BCLY	7,530	07/2009	0	(198)	(198)
Sell		BOA	5,832	07/2009	0	(25)	(25)
Buy		CITI	175,059	07/2009	2,233	0	2,233
Sell		CITI	8,850	07/2009	0	(108)	(108)
Buy		DUB	66,575	07/2009	2,095	(31)	2,064
Sell		DUB	58,588	07/2009	201	(75)	126
Buy		HSBC	28,480	07/2009	0	(33)	(33)
Sell		HSBC	30,792	07/2009	2	(506)	(504)
Buy		JPM	103,819	07/2009	2,734	0	2,734
Sell		JPM	26,428	07/2009	6	(247)	(241)
Sell		UBS	8,863	07/2009	0	(118)	(118)
Buy		JPM	434	08/2009	0	0	0
Buy	THB	CITI	114,544	11/2009	35	0	35
Buy		DUB	94,488	11/2009	23	0	23
Sell		DUB	34,360	11/2009	0	(7)	(7)
Buy		JPM	364,287	11/2009	11	(5)	6
Sell		RBS	34,360	11/2009	0	(7)	(7)
Sell	TRY	BCLY	32,041	07/2009	0	(1,958)	(1,958)
Buy		CITI	100,260	07/2009	6,226	0	6,226
Sell		CITI	9,099	07/2009	0	(260)	(260)
Buy		DUB	198,551	07/2009	13,028	0	13,028
Buy		HSBC	2,749	07/2009	169	0	169
Sell		HSBC	165,518	07/2009	0	(6,689)	(6,689)
Buy		JPM	28,081	07/2009	1,808	0	1,808
Sell		JPM	116,728	07/2009	0	(3,423)	(3,423)
Sell		UBS	6,254	07/2009	0	(45)	(45)
Buy		BCLY	7,280	11/2009	0	(25)	(25)
Sell		BCLY	3,220	11/2009	0	(23)	(23)
Buy		HSBC	56,039	11/2009	704	0	704
Buy		JPM	93,278	11/2009	1,405	0	1,405
Buy		UBS	14,316	11/2009	0	(55)	(55)
Buy	TWD	BCLY	226,528	08/2009	238	0	238
Buy		CITI	65,948	08/2009	59	0	59
Buy		DUB	85,792	08/2009	86	0	86
Buy		JPM	212,195	08/2009	173	0	173
Sell		JPM	32,340	08/2009	6	0	6
Buy		CITI	320,463	11/2009	27	0	27
Buy		DUB	254,956	11/2009	38	0	38
Sell		DUB	129,920	11/2009	0	(34)	(34)
Buy	ZAR	BCLY	610,955	11/2009	14,542	0	14,542
Sell		BCLY	698,711	11/2009	0	(5,181)	(5,181)
Buy		DUB	184,286	11/2009	3,875	0	3,875
Sell		HSBC	120,067	11/2009	0	(1,660)	(1,660)
Buy		JPM	1,932	11/2009	8	0	8
Sell		JPM	79,084	11/2009	0	(1,558)	(1,558)
Buy		MLP	771,284	11/2009	17,696	0	17,696
Sell		UBS	48,318	11/2009	0	(101)	(101)

					$134,635	$(54,334)	$80,301

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Brazil	$0	$90,837	$0	$90,837
South Korea	0	115,256	0	115,256
United States	0	751,947	453	752,400
Short-Term Instruments	150,750	20,909	0	171,659
Other Investments++	0	294,199	23,230	317,429

Investments, at value	$150,750	$1,273,148	$23,683	$1,447,581

Short Sales, at value	$0	$(2,505)	$0	$(2,505)

Financial Derivative Instruments+++	$(552)	$81,140	$312	$80,900

Total	$150,198	$1,351,783	$23,995	$1,525,976

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
United States	$0	$(25)	$1	$0	$73	$404	$453
Other Investments++	0	14,954	9	3	1,789	6,475	23,230

Investments, at value	$0	$14,929	$10	$3	$1,862	$6,879	$23,683

Financial Derivative Instruments+++	$0	$0	$0	$0	$17	$295	$312

Total	$0	$14,929	$10	$3	$1,879	$7,174	$23,995

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Diversified Income Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 2.5%
Berry Plastics Holding Corp.
8.161% due 06/05/2014		$5,331	$4,570
Boc Group, Inc.
2.310% due 05/31/2014		2,456	1,597
Community Health Systems, Inc.
2.560% due 07/25/2014		1,055	952
2.924% due 07/25/2014		8,014	7,233
CSC Holdings, Inc.
2.069% due 03/29/2016		3,365	3,232
2.250% due 03/29/2016		9	8
Daimler Finance North America LLC
4.320% due 08/03/2012		12,773	11,894
Dex Media West LLC
7.000% due 10/13/2024		946	785
FCI Connectors
3.520% due 03/09/2013		1,717	884
Georgia-Pacific Corp.
2.319% due 12/20/2012		47	45
2.323% due 12/20/2012		160	151
2.650% due 12/20/2012		519	491
Hawaiian Telcom Communications, Inc.
4.750% due 06/01/2024 (a)		962	570
Health Management Associates, Inc.
2.348% due 02/28/2014		3,716	3,287
Ineos Group Holdings PLC
5.952% due 10/07/2012		147	110
7.001% due 10/07/2012		1,220	911
7.501% due 10/07/2013		2,339	1,699
8.001% due 10/07/2014		2,339	1,739
Las Vegas Sands Corp.
2.060% due 05/23/2014		4,922	3,493
MGM Mirage
6.000% due 10/03/2011		1,764	1,380
Polypore, Inc.
2.590% due 05/15/2014		4,421	4,079
RH Donnelley Corp.
6.750% due 06/30/2011		105	83
6.750% due 06/30/2024		665	525
Texas Competitive Electric Holdings Co. LLC
3.810% due 10/10/2014		61	44
3.821% due 10/10/2014		6,452	4,622
Tribune Co.
8.375% due 06/04/2024 (a)		4,691	1,609

Total Bank Loan Obligations (Cost $69,086)			55,993

CORPORATE BONDS & NOTES 42.8%
BANKING & FINANCE 21.7%
AES Red Oak LLC
8.540% due 11/30/2019		2,411	2,169
AIG SunAmerica Global Financing X
6.900% due 03/15/2032		220	105
American Express Bank FSB
0.399% due 07/13/2010		2,400	2,338
American Express Co.
7.250% due 05/20/2014		1,700	1,761
American General Finance Corp.
6.900% due 12/15/2017		5,000	2,711
American International Group, Inc.
1.217% due 10/18/2011		4,900	3,164
5.850% due 01/16/2018		13,600	7,205
8.175% due 05/15/2058		1,400	400
Banco Santander Chile
0.982% due 12/09/2009		5,000	4,976
Bank of America Corp.
0.959% due 09/15/2014		12,000	9,961
4.750% due 08/01/2015		1,400	1,268
5.750% due 12/01/2017		12,975	11,572
Bank of America Institutional Capital A
8.070% due 12/31/2026		500	416
Bank of Scotland PLC
1.152% due 07/17/2009		1,600	1,599
Barclays Bank PLC
5.450% due 09/12/2012		11,600	12,107
6.050% due 12/04/2017		600	521
10.179% due 06/12/2021		15,680	16,758
Bear Stearns Cos. LLC
0.842% due 08/21/2009		100	100
0.854% due 11/28/2011		100	98
1.093% due 08/15/2011		100	97
1.269% due 01/31/2011		1,900	1,880
6.400% due 10/02/2017		18,500	18,562
6.950% due 08/10/2012		6,500	7,071
7.250% due 02/01/2018		10,900	11,507
Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013		500	523
C5 Capital SPV Ltd.
6.196% due 12/31/2049		200	106
C10 Capital SPV Ltd.
6.722% due 12/31/2049		2,300	1,179
Caelus Re Ltd.
6.918% due 06/07/2011		3,800	3,457
Calabash Re Ltd.
11.524% due 01/08/2010		1,000	975
CBA Capital Trust II
6.024% due 03/29/2049		3,400	2,264
Citigroup Capital XXI
8.300% due 12/21/2077		14,175	11,071
Citigroup Funding, Inc.
2.036% due 05/07/2010		100	98
Citigroup, Inc.
0.631% due 12/28/2009		1,800	1,783
0.944% due 05/18/2011		900	851
1.004% due 05/18/2010		100	98
5.300% due 10/17/2012		275	266
6.000% due 02/21/2012		650	643
8.400% due 04/29/2049 (a)		4,100	3,080
ConocoPhillips Canada Funding Co. I
5.300% due 04/15/2012		2,800	2,984
Credit Suisse New York
5.000% due 05/15/2013		8,500	8,700
DBS Bank Ltd.
1.074% due 05/16/2017		5,000	4,391
El Paso Performance-Linked Trust
7.750% due 07/15/2011		2,300	2,269
Ferrellgas Escrow LLC
6.750% due 05/01/2014		625	544
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		1,835	1,477
7.375% due 10/28/2009		1,800	1,785
7.800% due 06/01/2012		400	344
7.875% due 06/15/2010		420	399
8.000% due 12/15/2016		2,800	2,143
Foundation Re II Ltd.
7.576% due 11/26/2010		1,800	1,685
General Electric Capital Corp.
0.655% due 10/06/2010		1,400	1,375
0.889% due 09/15/2014		3,500	2,974
1.259% due 04/10/2012		2,800	2,619
1.478% due 02/01/2011		100	97
GMAC LLC
6.000% due 12/15/2011		200	168
6.875% due 09/15/2011		600	516
6.875% due 08/28/2012		875	714
7.000% due 02/01/2012		2,500	2,076
7.250% due 03/02/2011		1,525	1,384
7.750% due 01/19/2010		800	780
Goldman Sachs Group, Inc.
0.701% due 06/28/2010		600	596
0.934% due 11/16/2009		1,400	1,399
1.059% due 03/22/2016		50	42
4.750% due 07/15/2013		1,225	1,228
5.250% due 10/15/2013		1,700	1,737
5.300% due 02/14/2012		400	414
5.700% due 09/01/2012		165	173
6.150% due 04/01/2018		5,150	5,022
6.750% due 10/01/2037		14,200	12,646
7.350% due 10/01/2009		500	508
HBOS PLC
6.750% due 05/21/2018		400	302
HCP, Inc.
6.700% due 01/30/2018		5,000	4,350
Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		2,900	2,045
HSBC Bank USA N.A.
4.625% due 04/01/2014		400	393
HSBC Capital Funding LP
4.610% due 12/29/2049		4,700	3,317
HSBC Finance Corp.
4.750% due 07/15/2013		120	117
HSBC Holdings PLC
6.500% due 05/02/2036		5,300	5,185
6.500% due 09/15/2037		125	121
Intergas Finance BV
6.375% due 05/14/2017		2,700	2,066
6.875% due 11/04/2011		378	342
International Lease Finance Corp.
4.950% due 02/01/2011		4,700	3,999
6.625% due 11/15/2013		4,000	3,083
John Deere Capital Corp.
1.412% due 10/16/2009		500	501
JPMorgan Chase & Co.
0.964% due 05/16/2011		100	97
1.282% due 01/17/2011		1,400	1,385
4.750% due 05/01/2013		1,900	1,926
7.900% due 04/29/2049		7,300	6,406
Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)		825	126
2.950% due 05/25/2010 (a)		100	15
Lloyds Banking Group PLC
5.920% due 09/29/2049		7,500	2,662
Longpoint Re Ltd.
5.874% due 05/08/2010		4,700	4,568
M&T Capital Trust II
8.277% due 06/01/2027		500	331
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		5,000	4,772
MBNA Capital B
1.828% due 02/01/2027		3,000	1,582
Merna Reinsurance Ltd.
1.248% due 07/07/2010		20,000	18,612
Merrill Lynch & Co., Inc.
0.892% due 09/09/2009		100	100
1.236% due 02/05/2010		100	99
6.050% due 08/15/2012		8,000	8,029
6.875% due 04/25/2018		10,300	9,549
MetLife, Inc.
5.375% due 12/15/2012		45	46
Morgan Stanley
1.357% due 01/18/2011		400	388
1.411% due 01/15/2010		200	198
5.750% due 08/31/2012		4,400	4,551
5.950% due 12/28/2017		2,400	2,307
6.000% due 04/28/2015		16,100	16,085
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		2,400	2,104
Mystic Re Ltd.
10.668% due 06/07/2011		700	652
National Rural Utilities Cooperative Finance Corp.
1.982% due 07/01/2010		300	300
4.750% due 03/01/2014		750	773
7.250% due 03/01/2012		4,815	5,263
Petroleum Export Ltd.
4.623% due 06/15/2010		889	872
5.265% due 06/15/2011		4,652	4,505
Petroleum Export Ltd. II
6.340% due 06/20/2011		3,254	2,991
Rabobank Nederland NV
11.000% due 12/29/2049		2,288	2,552
Residential Reinsurance 2007 Ltd.
7.918% due 06/07/2010		15,500	14,882
Residential Reinsurance 2008 Ltd.
7.418% due 06/06/2011		1,250	1,158
Resona Bank Ltd.
5.850% due 09/29/2049		900	680
Royal Bank of Scotland Group PLC
1.320% due 04/08/2011		6,600	6,594
7.640% due 03/29/2049		300	122
9.118% due 03/31/2049		500	408
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		5,320	4,602
7.175% due 05/16/2013		2,350	2,244
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		13,500	10,005
SLM Corp.
1.322% due 10/25/2011		2,100	1,702
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		2,100	1,936
Swiss Bank Corp. NY
7.000% due 10/15/2015		500	483
Teco Finance, Inc.
6.750% due 05/01/2015		7,050	6,799
Tenneco, Inc.
10.250% due 07/15/2013		617	588
Textron Financial Corp.
1.239% due 01/11/2010		11,000	10,618
TNK-BP Finance S.A.
6.125% due 03/20/2012		1,000	928
6.625% due 03/20/2017		4,400	3,498
7.500% due 07/18/2016		7,050	6,137
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		3,300	3,203
UBS AG
5.750% due 04/25/2018		1,850	1,688
5.875% due 12/20/2017		5,400	5,037
UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,500	1,463
UBS Preferred Funding Trust V
6.243% due 05/29/2049		2,500	1,477
UFJ Finance Aruba AEC
6.750% due 07/15/2013		250	259
Universal City Development Partners
11.750% due 04/01/2010		500	478
Universal City Florida Holding Co. I & II
8.375% due 05/01/2010		500	411
Ventas Realty LP
6.500% due 06/01/2016		400	360
6.750% due 04/01/2017		2,635	2,378
Vita Capital III Ltd.
2.308% due 01/01/2011		3,150	2,879
VTB Capital S.A.
6.875% due 05/29/2018		200	184
Wachovia Bank N.A.
0.721% due 05/25/2010		1,000	995
1.806% due 05/14/2010		17,800	17,806
6.600% due 01/15/2038		3,000	2,930
Wachovia Corp.
1.230% due 04/23/2012		435	409
1.261% due 10/15/2011		600	570
5.250% due 08/01/2014		500	490
Wells Fargo & Co.
4.375% due 01/31/2013		2,965	2,994
5.250% due 10/23/2012		15,780	16,352
Wells Fargo Capital X
5.950% due 12/15/2036		2,800	2,078
Wells Fargo Capital XIII
7.700% due 12/29/2049		400	332

			475,753

INDUSTRIALS 16.6%
AES El Salvador Trust
6.750% due 02/01/2016		11,800	8,488
Alcoa, Inc.
5.550% due 02/01/2017		5,000	4,229
Altria Group, Inc.
7.750% due 02/06/2014		900	993
9.250% due 08/06/2019		2,000	2,250
America Movil SAB de C.V.
5.500% due 03/01/2014		3,380	3,467
5.750% due 01/15/2015		15,400	15,614
AmeriGas Partners LP
7.125% due 05/20/2016		5,075	4,669
7.250% due 05/20/2015		500	471
ARAMARK Corp.
4.528% due 02/01/2015		1,525	1,247
8.500% due 02/01/2015		2,000	1,950
ArvinMeritor, Inc.
8.125% due 09/15/2015		6,410	3,397
8.750% due 03/01/2012		1,760	1,122
Atlantic Richfield Co.
8.530% due 02/27/2012		500	567
Barrick Gold Finance Co.
4.875% due 11/15/2014		1,000	1,028
BHP Billiton Finance USA Ltd.
5.500% due 04/01/2014		1,200	1,289
Biomet, Inc.
11.625% due 10/15/2017		5,425	5,344
C8 Capital SPV Ltd.
6.640% due 12/29/2049		29,000	15,268
CBS Corp.
5.625% due 08/15/2012		3,500	3,455
Celestica, Inc.
7.875% due 07/01/2011		1,100	1,106
Chart Industries, Inc.
9.125% due 10/15/2015		1,300	1,216
Cie Generale de Geophysique-Veritas
9.500% due 05/15/2016		2,500	2,506
Cisco Systems, Inc.
5.500% due 02/22/2016		500	531
Colorado Interstate Gas Co.
6.800% due 11/15/2015		2,300	2,374
Columbia University
6.875% due 12/15/2015		500	578
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		315	359
Comcast Cable Communications LLC
7.125% due 06/15/2013		2,130	2,345
Comcast Corp.
5.300% due 01/15/2014		2,000	2,071
5.900% due 03/15/2016		2,900	3,004
6.500% due 01/15/2015		100	106
Community Health Systems, Inc.
8.875% due 07/15/2015		2,000	1,970
Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017		950	869
Con-way, Inc.
7.250% due 01/15/2018		5,000	4,245
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012		2,400	480
Cox Communications, Inc.
7.125% due 10/01/2012		725	780
CSC Holdings, Inc.
7.875% due 02/15/2018		2,000	1,882
CSX Corp.
5.600% due 05/01/2017		5,000	4,877
Cytec Industries, Inc.
6.000% due 10/01/2015		1,000	883
Daimler Finance North America LLC
5.750% due 09/08/2011		4,500	4,595
Delhaize America, Inc.
8.050% due 04/15/2027		600	617
Delta Air Lines, Inc.
7.379% due 11/18/2011		1,562	1,523
Dex Media West LLC
8.500% due 08/15/2010 (a)		2,500	1,812
9.875% due 08/15/2013 (a)		2,980	462
DISH DBS Corp.
7.125% due 02/01/2016		1,250	1,172
Dow Chemical Co.
6.000% due 10/01/2012		250	253
Dynegy Holdings, Inc.
7.750% due 06/01/2019		3,630	2,845
8.375% due 05/01/2016		6,270	5,345
El Paso Corp.
7.000% due 06/15/2017		4,500	4,120
7.750% due 06/15/2010		300	302
EnCana Corp.
6.500% due 05/15/2019		700	752
Encore Acquisition Co.
6.250% due 04/15/2014		2,933	2,537
Energy Transfer Partners LP
5.650% due 08/01/2012		4,400	4,491
FBG Finance Ltd.
5.125% due 06/15/2015		1,000	938
Ferrellgas Partners LP
8.750% due 06/15/2012		1,305	1,220
First Data Corp.
9.875% due 09/24/2015		5,715	4,086
Freescale Semiconductor, Inc.
8.875% due 12/15/2014		7,070	3,606
Gaz Capital S.A.
6.212% due 11/22/2016		6,750	5,679
7.288% due 08/16/2037		11,500	8,694
8.625% due 04/28/2034		4,740	4,663
Gazprom International S.A.
7.201% due 02/01/2020		7,435	7,119
Georgia-Pacific LLC
7.000% due 01/15/2015		800	752
7.125% due 01/15/2017		2,200	2,057
8.000% due 01/15/2024		1,995	1,706
GlaxoSmithKline Capital, Inc.
1.545% due 05/13/2010		1,800	1,813
GTL Trade Finance, Inc.
7.250% due 10/20/2017		3,100	2,945
HCA, Inc.
7.190% due 11/15/2015		1,700	1,315
9.625% due 11/15/2016 (b)		3,471	3,445
Health Management Associates, Inc.
6.125% due 04/15/2016		290	250
Hewlett-Packard Co.
6.500% due 07/01/2012		500	551
Ineos Group Holdings PLC
8.500% due 02/15/2016		1,300	410
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014		2,000	1,992
Kohl’s Corp.
6.250% due 12/15/2017		5,000	5,150
Kraft Foods, Inc.
6.500% due 08/11/2017		2,000	2,110
Kroger Co.
7.000% due 05/01/2018		5,000	5,393
Ltd. Brands, Inc.
6.900% due 07/15/2017		2,000	1,733
Marathon Global Funding Corp.
6.000% due 07/01/2012		500	529
Marks & Spencer PLC
6.250% due 12/01/2017		5,000	4,394
Masco Corp.
6.125% due 10/03/2016		5,000	4,204
McKesson Corp.
5.700% due 03/01/2017		5,000	5,003
MGM Mirage
7.500% due 06/01/2016		2,020	1,321
Miller Brewing Co.
5.500% due 08/15/2013		1,000	990
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		35,550	36,794
Nalco Co.
8.875% due 11/15/2013		400	410
New Albertson’s, Inc.
6.570% due 02/23/2028		800	563
7.450% due 08/01/2029		5,100	4,207
7.750% due 06/15/2026		2,150	1,844
Norampac Industries, Inc.
6.750% due 06/01/2013		1,170	1,006
Northwest Airlines, Inc.
7.626% due 04/01/2010		517	471
Northwest Pipeline GP
7.000% due 06/15/2016		5,000	5,281
OneBeacon U.S. Holdings, Inc.
5.875% due 05/15/2013		375	354
Pemex Project Funding Master Trust
1.929% due 06/15/2010		700	690
6.625% due 06/15/2035		3,400	3,089
Petrobras International Finance Co.
7.875% due 03/15/2019		500	547
Petroleos Mexicanos
8.000% due 05/03/2019		7,800	8,502
Quebecor Media, Inc.
7.750% due 03/15/2016		2,800	2,551
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		1,000	945
Rogers Communications, Inc.
6.750% due 03/15/2015		1,800	1,909
Rowan Cos., Inc.
5.880% due 03/15/2012		1,907	1,989
SandRidge Energy, Inc.
8.625% due 04/01/2015 (b)		6,442	5,814
Sanmina-SCI Corp.
8.125% due 03/01/2016		3,125	2,293
SEACOR Holdings, Inc.
5.875% due 10/01/2012		500	464
SemGroup LP
8.750% due 11/15/2015 (a)		5,150	232
Sensata Technologies BV
8.000% due 05/01/2014		2,940	1,459
Tesco PLC
5.500% due 11/15/2017		9,250	9,437
Time Warner Cable, Inc.
5.850% due 05/01/2017		1,350	1,350
Time Warner, Inc.
6.875% due 05/01/2012		2,625	2,810
TRW Automotive, Inc.
7.250% due 03/15/2017		2,200	1,529
Tyco International Finance S.A.
6.375% due 10/15/2011		445	469
6.750% due 02/15/2011		500	520
UAL 1991 Equipment Trust AB
10.850% due 02/19/2015 (a)		952	295
United Airlines, Inc.
6.201% due 03/29/2049		21	21
7.336% due 01/02/2021		445	234
7.730% due 07/01/2010		248	243
Vale Overseas Ltd.
6.250% due 01/11/2016		3,200	3,288
6.250% due 01/23/2017		3,700	3,749
8.250% due 01/17/2034		4,025	4,568
Valero Energy Corp.
6.125% due 06/15/2017		8,045	7,768
6.875% due 04/15/2012		1,550	1,650
9.375% due 03/15/2019		4,000	4,564
Verso Paper Holdings LLC
9.125% due 08/01/2014		2,400	1,128
Viacom, Inc.
6.250% due 04/30/2016		5,000	4,932
Walt Disney Co.
6.200% due 06/20/2014		500	558
6.375% due 03/01/2012		640	703
Williams Cos., Inc.
7.625% due 07/15/2019		925	915
Wind Acquisition Finance S.A.
10.750% due 12/01/2015		1,000	1,005
Wynn Las Vegas LLC
6.625% due 12/01/2014		45	40
XTO Energy, Inc.
7.500% due 04/15/2012		3,500	3,880
Yum! Brands, Inc.
6.250% due 03/15/2018		5,000	5,153

			364,147

UTILITIES 4.5%
AT&T Corp.
7.300% due 11/15/2011		947	1,039
Beaver Valley II Funding
9.000% due 06/01/2017		260	257
Carolina Power & Light Co.
5.125% due 09/15/2013		750	795
CenturyTel, Inc.
6.000% due 04/01/2017		5,000	4,519
Constellation Energy Group, Inc.
7.000% due 04/01/2012		655	677
Consumers Energy Co.
5.000% due 02/15/2012		1,500	1,526
Dayton Power & Light Co.
5.125% due 10/01/2013		1,480	1,514
Dominion Resources, Inc.
5.700% due 09/17/2012		260	277
Duke Energy Carolinas LLC
4.500% due 04/01/2010		1,250	1,267
5.300% due 10/01/2015		1,500	1,573
5.625% due 11/30/2012		225	241
Enel Finance International S.A.
5.700% due 01/15/2013		4,850	5,074
Energy Future Holdings Corp.
10.875% due 11/01/2017		2,000	1,470
Frontier Communications Corp.
7.000% due 11/01/2025		400	286
7.875% due 01/15/2027		1,750	1,409
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013 (a)		4,000	60
Homer City Funding LLC
8.734% due 10/01/2026		3,714	3,324
Ipalco Enterprises, Inc.
8.625% due 11/14/2011		4,125	4,166
Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011		4,000	3,940
Majapahit Holding BV
7.250% due 10/17/2011		7,600	7,486
7.250% due 06/28/2017		400	342
7.750% due 10/17/2016		600	531
7.875% due 06/29/2037		400	302
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012		300	320
Midwest Generation LLC
8.560% due 01/02/2016		355	348
Nevada Power Co.
5.875% due 01/15/2015		450	462
6.500% due 05/15/2018		6,050	6,193
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012		2,175	2,437
Nextel Communications, Inc.
7.375% due 08/01/2015		4,625	3,712
NRG Energy, Inc.
7.375% due 02/01/2016		3,675	3,487
7.375% due 01/15/2017		330	312
Pedernales Electric Cooperative
5.952% due 11/15/2022		500	464
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		3,600	2,985
PSEG Energy Holdings LLC
8.500% due 06/15/2011		1,200	1,218
PSEG Power LLC
5.500% due 12/01/2015		900	895
6.950% due 06/01/2012		270	291
Qwest Communications International, Inc.
7.500% due 02/15/2014		11,225	10,299
Qwest Corp.
6.500% due 06/01/2017		1,000	885
7.250% due 09/15/2025		2,250	1,732
7.250% due 10/15/2035		1,365	996
7.500% due 06/15/2023		3,900	3,120
7.625% due 06/15/2015		1,250	1,181
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		470	395
RRI Energy, Inc.
6.750% due 12/15/2014		3,728	3,611
Sierra Pacific Power Co.
6.000% due 05/15/2016		1,700	1,724
Sprint Capital Corp.
8.375% due 03/15/2012		850	841
Sprint Nextel Corp.
6.000% due 12/01/2016		5,200	4,277
Telefonos de Mexico SAB de C.V.
5.500% due 01/27/2015		1,850	1,858
Telesat Canada
11.000% due 11/01/2015		1,000	1,030
Verizon Communications, Inc.
5.250% due 04/15/2013		200	210
5.550% due 02/15/2016		400	415
Verizon Global Funding Corp.
4.375% due 06/01/2013		500	511
Verizon New York, Inc.
6.875% due 04/01/2012		25	27
Verizon Pennsylvania, Inc.
5.650% due 11/15/2011		500	524
Virginia Electric and Power Co.
4.750% due 03/01/2013		245	251

			99,086

Total Corporate Bonds & Notes (Cost $1,036,006)			938,986

MUNICIPAL BONDS & NOTES 1.8%
Adams County, Pennsylvania General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
4.750% due 11/15/2028		1,000	999
California State Chino Valley Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2006
0.000% due 08/01/2023		850	351
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030		100	94
Chicago, Illinois Board of Education General Obligation Bonds, (MBIA-FGIC Insured), Series 1998
0.000% due 12/01/2027		2,000	654
Clovis, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2020		500	272
Connecticut State Housing Finance Authority Revenue Bonds, Series 1997
6.880% due 11/15/2011		500	506
East Bay, California Municipal Utility District Revenue Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 06/01/2032		7,915	7,840
Florida State Board of Education General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 06/01/2037		500	471
Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2037		2,300	2,200
Florida State General Obligation Bonds, Series 2008
5.250% due 07/01/2037		400	406
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033		980	657
5.750% due 06/01/2047		800	481
Indiana University Revenue Bonds, Series 2008
5.000% due 06/01/2038		600	600
Kentucky State Property & Buildings Commission Revenue Bonds, (MBIA Insured), Series 2003
5.020% due 10/01/2014		500	524
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031		400	390
Los Angeles, California Community College District General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 08/01/2032		900	856
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2037		1,800	1,712
5.000% due 07/01/2044		5,000	4,724
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022		700	672
4.500% due 07/01/2023		800	762
4.500% due 07/01/2024		1,100	1,040
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
4.500% due 07/01/2025		700	649
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029		800	525
5.000% due 06/01/2041		1,930	1,046
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2037		700	688
New York State Urban Development Corp. Revenue Notes, Series 2003
4.970% due 12/15/2012		500	532
North Texas State Municipal Water District Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 09/01/2035		600	601
Northern Alaska State Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046		100	54
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		4,000	2,263
San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031		500	481
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037		450	273
Tamalpais, California Union High School District General Obligation Bonds, (MBIA Insured), Series 2001
5.000% due 08/01/2026		2,000	2,023
University of Arkansas Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 11/01/2037		600	595
University of California Revenue Bonds, (FSA-CR/FGIC Insured), Series 2007
5.000% due 05/15/2037		200	192
5.000% due 05/15/2041		400	377
University of California Revenue Bonds, Series 2008
5.000% due 05/15/2036		700	672
Washington State General Obligation Bonds, Series 2008
5.000% due 01/01/2033		400	398
West Orange Cove, Texas Consolidated Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
4.750% due 02/15/2038		2,200	2,110

Total Municipal Bonds & Notes (Cost $42,644)			39,690

U.S. GOVERNMENT AGENCIES 20.3%
Fannie Mae
0.768% due 10/18/2030		14	14
0.814% due 03/25/2017		76	75
0.966% due 08/05/2010 (e)		14,501	14,530
2.638% due 03/01/2044		136	136
3.755% due 04/01/2036		311	320
4.042% due 03/01/2036		323	333
4.500% due 05/01/2023 - 07/01/2039		14,046	14,078
4.532% due 09/01/2031		27	27
4.647% due 12/01/2036		200	201
4.919% due 02/01/2035		212	219
5.000% due 02/25/2017 - 07/01/2039		1,781	1,823
5.500% due 02/01/2037 - 10/01/2038 (g)		231,641	239,409
5.500% due 03/01/2037 - 10/01/2038		16,143	16,686
6.000% due 05/01/2038 (g)		15,674	16,407
6.000% due 07/01/2039		700	732
6.260% due 03/01/2011		373	392
6.500% due 06/25/2028 - 07/01/2039		673	700
6.850% due 12/18/2027		190	204
Farm Credit Bank of Texas
7.561% due 11/29/2049		500	325
Federal Home Loan Bank
1.625% due 07/27/2011		6,200	6,239
4.060% due 08/25/2009		215	216
Freddie Mac
0.549% due 02/15/2019		5,503	5,403
0.819% due 09/15/2030		47	46
0.888% due 02/01/2011		815	814
0.896% due 05/05/2011 (e)		5,448	5,450
0.926% due 05/04/2011		10,000	10,026
0.937% due 08/05/2011 (e)		98,420	98,456
2.638% due 10/25/2044		230	227
2.639% due 02/25/2045		38	36
2.838% due 07/25/2044		413	409
3.326% due 05/01/2023		23	23
5.000% due 09/15/2024		303	305
5.500% due 03/15/2017 - 07/01/2038		3,413	3,555
6.500% due 07/25/2043		18	19
7.000% due 06/15/2013		33	33
7.500% due 06/01/2024		7	8
Ginnie Mae
3.956% due 09/16/2021		180	181
4.045% due 07/16/2020		581	589
4.125% due 11/20/2023 - 11/20/2027		84	85
4.375% due 03/20/2026		28	28
4.385% due 08/16/2030		1,037	1,058
4.625% due 07/20/2026		36	37
5.146% due 06/16/2023		57	57
5.375% due 05/20/2026		41	42
6.569% due 09/16/2026		857	921
9.250% due 12/20/2019 - 06/20/2021		18	20
New Valley Generation I
7.299% due 03/15/2019		757	828
Private Export Funding Corp.
4.550% due 05/15/2015		750	801
Small Business Administration
4.340% due 03/01/2024		232	237
4.504% due 02/01/2014		61	63
5.130% due 09/01/2023		44	46
5.886% due 09/01/2011		226	236
6.030% due 02/01/2012		892	933
6.900% due 12/01/2020		772	836
7.150% due 03/01/2017		314	341
7.300% due 05/01/2017		186	203
Vendee Mortgage Trust
6.000% due 12/15/2030		1,000	920

Total U.S. Government Agencies (Cost $439,066)			446,338

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes
0.875% due 04/30/2011 (h)		3,932	3,922

Total U.S. Treasury Obligations (Cost $3,929)			3,922

MORTGAGE-BACKED SECURITIES 7.2%
Adjustable Rate Mortgage Trust
4.973% due 01/25/2035		7,721	6,206
5.409% due 01/25/2036		662	512
American Home Mortgage Assets
0.524% due 10/25/2046		2,010	655
American Home Mortgage Investment Trust
5.660% due 09/25/2045		466	286
Banc of America Commercial Mortgage, Inc.
5.451% due 01/15/2049		10,500	7,862
5.492% due 02/10/2051		2,220	1,564
5.837% due 06/10/2049		2,900	2,061
5.929% due 05/10/2045		2,400	2,008
5.935% due 02/10/2051		4,400	3,561
Banc of America Funding Corp.
0.810% due 06/26/2035		3,000	2,439
4.000% due 07/26/2036		2,000	1,498
5.745% due 03/20/2036		512	299
Banc of America Mortgage Securities, Inc.
4.185% due 07/25/2034		547	439
5.433% due 02/25/2036		178	119
Bear Stearns Adjustable Rate Mortgage Trust
2.900% due 03/25/2035		7,319	6,333
4.991% due 01/25/2035		117	87
5.088% due 02/25/2033		8	7
5.106% due 01/25/2034		34	26
5.409% due 01/25/2034		14	11
5.457% due 05/25/2047		1,532	894
5.609% due 02/25/2033		72	67
5.733% due 02/25/2036		491	289
Bear Stearns Alt-A Trust
0.534% due 12/25/2046		325	32
5.303% due 08/25/2036		700	266
5.362% due 05/25/2035		119	80
5.490% due 09/25/2035		2,347	1,275
Chase Commercial Mortgage Securities Corp.
7.631% due 07/15/2032		499	505
Citicorp Mortgage Securities, Inc.
5.500% due 10/25/2033		12	12
Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049		1,880	1,492
Citigroup Mortgage Loan Trust, Inc.
4.669% due 08/25/2035		599	178
4.685% due 03/25/2034		170	146
5.994% due 09/25/2037		2,523	1,368
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		1,000	800
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		573	369
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		4,400	3,221
Countrywide Alternative Loan Trust
0.510% due 12/20/2046		3,067	1,232
0.525% due 07/20/2046		1,506	582
0.544% due 08/25/2046		422	84
0.595% due 09/20/2046		600	61
0.644% due 11/20/2035		602	273
2.340% due 12/25/2035		762	346
5.306% due 10/25/2035		464	317
5.750% due 03/25/2037		500	229
6.000% due 10/25/2032		4	4
Countrywide Home Loan Mortgage Pass-Through Trust
0.544% due 05/25/2035		299	133
0.614% due 04/25/2046		550	91
4.789% due 04/20/2035		1,141	1,004
5.309% due 10/19/2032		8	2
5.528% due 02/25/2034		1,557	1,277
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040		500	338
5.681% due 02/15/2039		5,000	4,520
CS First Boston Mortgage Securities Corp.
3.755% due 06/25/2033		802	669
4.666% due 03/15/2036		11,500	11,091
5.435% due 09/15/2034		478	487
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036		798	425
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.000% due 10/25/2018		486	465
5.500% due 12/25/2035		700	396
5.590% due 10/25/2035		463	239
6.300% due 07/25/2036		700	351
First Horizon Asset Securities, Inc.
3.170% due 07/25/2033		326	289
General Electric Capital Assurance Co.
5.254% due 05/12/2035		1,000	948
GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038		12,000	12,026
Greenpoint Mortgage Pass-Through Certificates
4.826% due 10/25/2033		1,092	827
GS Mortgage Securities Corp. II
0.408% due 03/06/2020		2,497	2,142
6.624% due 05/03/2018		600	646
GSR Mortgage Loan Trust
5.176% due 01/25/2036		613	412
5.347% due 11/25/2035		440	315
Homebanc Mortgage Trust
5.797% due 04/25/2037		509	355
Indymac Index Mortgage Loan Trust
0.554% due 07/25/2035		171	75
0.584% due 06/25/2037		642	142
JPMorgan Chase Commercial Mortgage Securities Corp.
5.050% due 12/12/2034		14,800	14,071
5.336% due 05/15/2047		2,100	1,616
5.429% due 12/12/2043		2,140	1,736
5.506% due 12/12/2044		4,985	4,676
5.794% due 02/12/2051		2,700	2,024
5.935% due 02/12/2049		1,600	1,214
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039		1,700	1,383
5.424% due 02/15/2040		740	540
5.430% due 02/15/2040		3,300	2,395
5.866% due 09/15/2045		700	537
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.489% due 10/15/2017		2,609	2,486
MASTR Adjustable Rate Mortgages Trust
0.554% due 05/25/2037		486	207
0.654% due 05/25/2047		500	38
4.327% due 11/25/2033		70	59
5.145% due 08/25/2034		185	151
MASTR Alternative Loans Trust
0.714% due 03/25/2036		1,135	408
Merrill Lynch Alternative Note Asset
5.557% due 06/25/2037		580	267
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		600	401
5.700% due 09/12/2049		750	519
Merrill Lynch Mortgage Investors, Inc.
0.524% due 02/25/2036		2,948	1,593
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035		4,109	3,318
Morgan Stanley Capital I
5.332% due 12/15/2043		10,000	7,507
5.692% due 04/15/2049		1,200	878
5.809% due 12/12/2049		4,200	3,212
6.076% due 06/11/2049		3,400	2,570
Morgan Stanley Mortgage Loan Trust
5.380% due 06/25/2036		227	186
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047		500	292
Provident Funding Mortgage Loan Trust
3.680% due 08/25/2033		468	392
Residential Accredit Loans, Inc.
0.544% due 05/25/2037		816	169
5.880% due 02/25/2036		424	217
Residential Asset Securitization Trust
0.714% due 01/25/2046		2,538	1,164
Residential Funding Mortgage Securities I
5.202% due 09/25/2035		658	472
Salomon Brothers Mortgage Securities VII, Inc.
0.814% due 05/25/2032		70	64
Structured Adjustable Rate Mortgage Loan Trust
5.334% due 01/25/2035		946	636
6.000% due 03/25/2036		460	234
Structured Asset Mortgage Investments, Inc.
0.534% due 05/25/2036		3,437	1,364
0.574% due 05/25/2046		532	117
Structured Asset Securities Corp.
3.986% due 06/25/2033		1,159	858
Wachovia Bank Commercial Mortgage Trust
0.399% due 06/15/2020		2,308	1,699
5.617% due 05/15/2046		700	609
Wachovia Mortgage Loan Trust LLC
5.453% due 10/20/2035		493	365
WaMu Mortgage Pass-Through Certificates
0.854% due 12/25/2027		455	341
2.090% due 06/25/2047		615	199
2.139% due 02/25/2047		1,702	686
2.340% due 08/25/2046		1,023	366
2.740% due 06/25/2042		17	12
2.877% due 02/27/2034		21	17
2.909% due 06/25/2033		327	256
5.394% due 02/25/2037		1,655	983
Washington Mutual Alternative Mortgage Pass-Through Certificates
2.100% due 04/25/2047		802	223
2.110% due 04/25/2047		757	190
2.180% due 05/25/2047		758	149
Washington Mutual MSC Mortgage Pass-Through Certificates
5.380% due 02/25/2033		7	6
Wells Fargo Mortgage-Backed Securities Trust
0.814% due 07/25/2037		1,076	652
4.981% due 12/25/2034		1,017	907
5.593% due 07/25/2036		671	451

Total Mortgage-Backed Securities (Cost $186,107)			157,842

ASSET-BACKED SECURITIES 1.2%
Aurum CLO 2002-1 Ltd.
1.561% due 04/15/2014		3,948	3,671
Chase Issuance Trust
0.969% due 11/15/2011		1,000	1,001
Countrywide Asset-Backed Certificates
0.424% due 10/25/2046		36	33
CPL Transition Funding LLC
6.250% due 01/15/2017		750	820
Denver Arena Trust
6.940% due 11/15/2019		242	213
Detroit Edison Securitization Funding LLC
6.420% due 03/01/2015		750	816
Ford Credit Auto Owner Trust
1.219% due 01/15/2011		2,405	2,407
GSAA Trust
0.614% due 03/25/2037		700	231
0.614% due 05/25/2047		700	244
JCP&L Transition Funding LLC
6.160% due 06/05/2019		650	709
JPMorgan Mortgage Acquisition Corp.
0.374% due 03/25/2047		245	177
Lehman XS Trust
0.544% due 06/25/2046		636	109
Morgan Stanley ABS Capital I
0.364% due 10/25/2036		863	803
Morgan Stanley Mortgage Loan Trust
0.674% due 04/25/2037		700	255
5.726% due 10/25/2036		500	347
Residential Asset Securities Corp.
0.384% due 11/25/2036		196	194
SLM Student Loan Trust
1.072% due 04/25/2014		678	676
1.242% due 01/25/2017		324	322
2.592% due 04/25/2023		13,653	13,942

Total Asset-Backed Securities (Cost $27,851)			26,970

SOVEREIGN ISSUES 16.7%
Banque Centrale de Tunisie
7.375% due 04/25/2012		3,361	3,613
8.250% due 09/19/2027		570	590
Brazil Government International Bond
5.875% due 01/15/2019		18,700	18,962
6.000% due 01/17/2017		2,100	2,166
8.250% due 01/20/2034		2,500	2,981
8.750% due 02/04/2025		2,830	3,495
8.875% due 10/14/2019		28,600	35,178
8.875% due 04/15/2024		8,057	10,051
11.000% due 08/17/2040		14,300	18,676
China Development Bank Corp.
5.000% due 10/15/2015		500	518
Colombia Government International Bond
7.375% due 01/27/2017		9,700	10,491
7.375% due 09/18/2037		3,900	3,998
8.250% due 12/22/2014		5,200	6,032
10.375% due 01/28/2033		275	365
10.750% due 01/15/2013		8,800	10,692
11.750% due 02/25/2020		725	993
Croatia Government International Bond
2.500% due 07/30/2010		42	41
Export-Import Bank of China
4.875% due 07/21/2015		2,050	2,136
5.250% due 07/29/2014		6,625	7,064
Export-Import Bank of Korea
1.094% due 11/16/2010		400	386
Guatemala Government Bond
9.250% due 08/01/2013		1,845	2,025
10.250% due 11/08/2011		1,000	1,092
Hong Kong Government International Bond
5.125% due 08/01/2014		750	799
Indonesia Government International Bond
6.875% due 03/09/2017		10,600	10,318
6.875% due 01/17/2018		1,800	1,719
11.625% due 03/04/2019		3,500	4,442
Korea Development Bank
0.996% due 11/22/2012		8,200	7,240
1.507% due 10/20/2009		1,600	1,588
5.300% due 01/17/2013		800	791
5.750% due 09/10/2013		385	387
Mexico Government International Bond
5.950% due 03/19/2019		40,600	41,209
6.750% due 09/27/2034		10,100	10,236
8.000% due 09/24/2022		45	53
Panama Government International Bond
6.700% due 01/26/2036		2,179	2,125
7.250% due 03/15/2015		7,825	8,568
8.875% due 09/30/2027		2,600	3,152
9.375% due 04/01/2029		1,705	2,148
Peru Government International Bond
6.550% due 03/14/2037		320	312
8.375% due 05/03/2016		7,421	8,590
8.750% due 11/21/2033		1,000	1,223
Philippines Government International Bond
6.375% due 01/15/2032		12,300	11,193
7.750% due 01/14/2031		3,700	3,867
8.375% due 06/17/2019		5,310	6,133
Poland Government International Bond
4.000% due 10/27/2024		55	47
Russia Government International Bond
7.500% due 03/31/2030		53,737	53,441
8.250% due 03/31/2010		222	229
South Africa Government International Bond
5.875% due 05/30/2022		750	690
6.500% due 06/02/2014		7,500	7,894
6.875% due 05/27/2019		8,400	8,673
7.375% due 04/25/2012		2,730	2,938
Uruguay Government International Bond
7.625% due 03/21/2036		1,000	968
8.000% due 11/18/2022		12,054	12,657
9.250% due 05/17/2017		100	115
Vietnam Government International Bond
4.000% due 03/12/2028		10,000	7,731
6.875% due 01/15/2016		3,000	2,997

Total Sovereign Issues (Cost $359,820)			366,018

FOREIGN CURRENCY-DENOMINATED ISSUES 11.5%
America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	10,900	615
Atlas Reinsurance PLC
5.520% due 01/10/2010	EUR	1,500	2,094
Bank of America Corp.
4.750% due 05/23/2017		300	300
Banque Centrale de Tunisie
6.250% due 02/20/2013		2,820	4,134
Barclays Bank PLC
6.000% due 01/23/2018		200	272
BNP Paribas Capital Trust VI
5.868% due 01/29/2049		4,870	4,953
Brazil Government International Bond
12.500% due 01/05/2016	BRL	1,000	569
Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2024		26,700	23,807
Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	1,925	2,390
Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	500	432
Citigroup, Inc.
4.750% due 02/10/2019	EUR	5,000	4,774
Codere Finance Luxembourg S.A.
8.250% due 06/15/2015		1,500	1,326
Colombia Government International Bond
12.000% due 10/22/2015	COP	10,000,000	5,358
Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EUR	2,334	3,721
Enterprise Inns PLC
6.500% due 12/06/2018	GBP	900	1,074
FCE Bank PLC
2.120% due 09/30/2009	EUR	400	553
Gaz Capital S.A.
5.440% due 11/02/2017		200	216
5.875% due 06/01/2015		14,000	16,768
7.800% due 09/27/2010		3,500	5,071
General Electric Capital Corp.
4.625% due 09/15/2066		5,700	4,655
Goldman Sachs Group, Inc.
1.665% due 02/04/2013		500	639
Green Valley Ltd.
5.045% due 01/10/2011		1,300	1,765
HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	1,560	924
HSBC Holdings PLC
5.375% due 12/20/2012	EUR	298	437
6.000% due 06/10/2019		2,000	2,812
6.375% due 10/18/2022	GBP	100	162
Ineos Group Holdings PLC
7.875% due 02/15/2016	EUR	1,900	840
International Endesa BV
6.125% due 07/05/2012	GBP	1,080	1,859
Lehman Brothers Holdings, Inc.
5.259% due 06/12/2013 (a)	EUR	3,472	718
Lighthouse International Co. S.A.
8.000% due 04/30/2014		2,250	1,499
Mexican Bonos
7.250% due 12/15/2016	MXN	52,000	3,802
Mitchells & Butlers Finance PLC
6.469% due 09/15/2032	GBP	1,700	1,629
Mizuho Bank Ltd.
1.317% due 11/24/2049	JPY	100,000	1,034
Mizuho Financial Group Aruba AEC
1.883% due 12/31/2049		100,000	1,037
Nordic Telephone Co. Holdings ApS
8.250% due 05/01/2016	EUR	3,300	4,560
OI European Group BV
6.875% due 03/31/2017		820	1,012
PagesJaunes Groupe
2.463% due 01/11/2014		4,000	4,573
Pemex Project Funding Master Trust
5.500% due 02/24/2025		14,000	15,098
Punch Taverns Finance PLC
6.468% due 04/15/2033	GBP	7,300	6,037
QBE International Holdings PLC
5.028% due 08/02/2020	AUD	3,000	1,508
Republic of Germany
3.750% due 01/04/2017	EUR	20,000	29,185
4.750% due 07/04/2028		7,900	11,769
Royal Bank of Scotland Group PLC
6.000% due 06/29/2049	GBP	1,620	1,346
6.334% due 04/06/2011		3,129	2,019
SLM Corp.
3.125% due 09/17/2012	EUR	7,000	7,218
4.750% due 03/17/2014		4,400	4,475
South Africa Government International Bond
5.250% due 05/16/2013		1,050	1,493
Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	100,000	984
1.075% due 12/31/2049		100,000	1,008
4.375% due 10/27/2014	EUR	3,500	4,898
Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	128,300	9,372
UBS AG
7.152% due 12/29/2049	EUR	100	88
Unitymedia Hessen GmbH & Co. KG
4.259% due 04/15/2013		2,825	3,653
UPC Broadband Holding BV
4.516% due 12/31/2016		3,750	4,620
4.943% due 12/31/2017		2,705	3,347
UPC Holding BV
7.750% due 01/15/2014		2,300	2,904
Uruguay Government International Bond
6.875% due 01/19/2016		13,000	17,325
Veolia Environnement
4.875% due 05/28/2013		3,460	5,053
Virgin Media Finance PLC
8.750% due 04/15/2014		2,300	3,033
Wind Acquisition Finance S.A.
9.750% due 12/01/2015		2,300	3,162

Total Foreign Currency-Denominated Issues (Cost $282,990)			251,979

SHORT-TERM INSTRUMENTS 5.2%
REPURCHASE AGREEMENTS 1.0%
Barclays Capital, Inc.
0.020% due 07/01/2009		$13,000	13,000
(Dated 06/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2016 valued at $13,458. Repurchase proceeds are $13,000.)
0.100% due 07/01/2009		4,900	4,900
(Dated 06/30/2009. Collateralized by Freddie Mac 0.926% due 05/04/2011 valued at $5,048. Repurchase proceeds are $4,900.)
State Street Bank and Trust Co.
0.010% due 07/01/2009		4,905	4,905

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $5,004. Repurchase proceeds are $4,905.)			22,805

U.S. TREASURY BILLS 1.4%
0.111% due 07/02/2009 - 07/30/2009 (c)(e)(f)(h)		29,272	29,271

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 2.8%
		6,143,697	61,492

Total Short-Term Instruments (Cost $113,568)			113,568

Total Investments 109.4% (Cost $2,561,067)			$2,401,306
Written Options (j) (0.0%) (Premiums $821)			(601)
Other Assets and Liabilities (Net) (9.4%)			(205,367)

Net Assets 100.0%			$2,195,338

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Payment in-kind bond security.

(c) Coupon represents a weighted average rate.

(d) Affiliated to the Fund.

(e) Securities with an aggregate market value of $50,249 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(f) Securities with an aggregate market value of $270 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2009.

(g) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $235,274 at a weighted average interest rate of 0.403%. On June 30, 2009, securities valued at $235,890 were pledged as collateral for reverse repurchase agreements.

(h) Securities with an aggregate market value of $4,544 and cash of $2,680 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	725	$(9)
90-Day Eurodollar December Futures	Long	12/2010	5,638	(4,001)
Euro-Bobl September Futures	Long	09/2009	18	18
Euro-Bund 10-Year Bond September Futures	Long	09/2009	160	548
U.S. Treasury 10-Year Note September Futures	Long	09/2009	1	(1)

				$(3,445)

(i) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BOA	(0.560%)	03/20/2017	4.168%	$5,000	$983	$0	$983
American General Finance Corp.	MLP	(1.370%)	12/20/2017	12.008%	2,500	1,027	0	1,027
American General Finance Corp.	RBS	(1.300%)	12/20/2017	12.008%	2,500	1,034	0	1,034
CenturyTel, Inc.	BOA	(0.595%)	06/20/2017	0.915%	5,000	108	0	108
Con-way, Inc.	BOA	(1.834%)	03/20/2018	2.227%	5,000	128	0	128
CSX Corp.	UBS	(0.880%)	06/20/2017	0.785%	5,000	(34)	0	(34)
Cytec Industries, Inc.	DUB	(1.000%)	12/20/2015	2.522%	1,000	80	0	80
Daimler Finance N.A. LLC	BNP	(4.100%)	09/20/2011	1.524%	4,500	(256)	0	(256)
FBG Finance Ltd.	BCLY	(1.600%)	06/20/2015	0.773%	1,000	(45)	0	(45)
HCP, Inc.	BOA	(1.227%)	03/20/2018	3.339%	5,000	647	0	647
Kohl’s Corp.	BOA	(0.786%)	12/20/2017	0.793%	5,000	2	0	2
Kraft Foods, Inc.	DUB	(0.590%)	09/20/2017	0.580%	2,000	(2)	0	(2)
Kroger Co.	JPM	(0.550%)	06/20/2018	0.808%	5,000	96	0	96
Ltd. Brands, Inc.	GSC	(2.410%)	09/20/2017	2.573%	2,000	19	0	19
Marks & Spencer PLC	RBS	(0.950%)	12/20/2017	1.893%	5,000	314	0	314
Marsh & McLennan Cos., Inc.	BCLY	(0.760%)	09/20/2015	0.552%	5,000	(60)	0	(60)
Masco Corp.	CSFB	(0.915%)	12/20/2016	3.379%	5,000	682	0	682
McKesson Corp.	BOA	(0.380%)	03/20/2017	0.331%	5,000	(17)	0	(17)
Sprint Nextel Corp.	JPM	(1.125%)	12/20/2016	3.755%	5,000	724	0	724
Time Warner, Inc.	JPM	(0.830%)	12/20/2016	0.830%	2,600	(1)	0	(1)
Valero Energy Corp.	GSC	(2.700%)	03/20/2019	2.450%	4,000	(73)	0	(73)
Viacom, Inc.	MSC	(0.900%)	06/20/2016	1.593%	5,000	203	0	203
Yum! Brands, Inc.	DUB	(0.820%)	03/20/2018	0.722%	5,000	(37)	0	(37)

						$5,522	$0	$5,522

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	1.950%	03/20/2013	16.024%		$2,800	$(963)	$0	$(963)
American International Group, Inc.	RBS	1.975%	03/20/2013	16.024%		5,400	(1,854)	0	(1,854)
Biomet, Inc.	CSFB	8.000%	03/20/2014	3.724%		1,473	231	0	231
Brazil Government International Bond	BCLY	2.300%	12/20/2009	0.793%		6,700	52	0	52
Brazil Government International Bond	BCLY	1.360%	08/20/2011	1.177%		1,800	16	0	16
Brazil Government International Bond	BCLY	1.370%	08/20/2011	1.177%		1,800	16	0	16
Brazil Government International Bond	CSFB	3.350%	12/20/2009	0.793%		5,000	65	0	65
Brazil Government International Bond	DUB	2.340%	12/20/2009	0.793%		12,500	100	0	100
Brazil Government International Bond	MSC	1.470%	02/20/2017	1.913%		700	(16)	0	(16)
Celestica, Inc.	BCLY	2.850%	09/20/2011	4.008%		2,100	(50)	0	(50)
CEMEX SAB de C.V.	JPM	1.050%	12/20/2016	8.875%		1,500	(475)	0	(475)
Chesapeake Energy Corp.	CSFB	1.000%	06/20/2012	6.758%		3,700	(534)	0	(534)
Chesapeake Energy Corp.	CSFB	1.710%	09/20/2012	6.782%		5,650	(765)	0	(765)
Chesapeake Energy Corp.	JPM	5.000%	09/20/2014	7.108%		1,900	(148)	(142)	(6)
CIT Group, Inc.	BOA	5.000%	09/20/2014	15.218%		2,000	(579)	(630)	51
CIT Group, Inc.	DUB	5.000%	09/20/2014	15.218%		1,700	(491)	(527)	36
CIT Group, Inc.	GSC	5.000%	09/20/2014	15.218%		4,000	(1,156)	(1,120)	(36)
Citigroup, Inc.	MSC	0.163%	06/20/2011	7.114%		12,000	(1,504)	0	(1,504)
Codere Finance S.A.	GSC	3.920%	12/20/2012	15.182%	EUR	1,700	(656)	0	(656)
Codere Finance S.A.	JPM	4.150%	12/20/2012	15.182%		1,500	(567)	0	(567)
Colombia Government International Bond	UBS	1.070%	01/20/2012	1.527%		$1,000	(6)	0	(6)
El Paso Corp.	BOA	5.000%	09/20/2014	6.974%		400	(30)	(30)	0
El Paso Corp.	CSFB	5.000%	09/20/2014	6.974%		4,400	(325)	(333)	8
Ford Motor Credit Co. LLC	UBS	5.000%	12/20/2010	11.061%		4,400	(343)	(1,100)	757
France Telecom S.A.	UBS	0.330%	09/20/2011	0.316%	EUR	3,900	2	0	2
France Telecom S.A.	WAC	0.325%	09/20/2011	0.316%		3,900	2	0	2
Freeport-McMoRan Copper & Gold, Inc.	BOA	0.910%	06/20/2012	2.122%		$1,800	(61)	0	(61)
Freeport-McMoRan Copper & Gold, Inc.	MSC	0.890%	06/20/2012	2.122%		5,950	(205)	0	(205)
General Electric Capital Corp.	BCLY	5.000%	06/20/2012	4.175%		5,200	121	134	(13)
General Electric Capital Corp.	BOAr	7.000%	06/20/2013	4.342%		400	37	0	37
General Electric Capital Corp.	CITI	7.250%	03/20/2012	4.303%		500	37	0	37
General Electric Capital Corp.	CITI	6.950%	03/20/2013	4.347%		5,000	425	0	425
General Electric Capital Corp.	CITI	3.950%	03/20/2017	4.020%		9,425	(27)	0	(27)
General Electric Capital Corp.	DUB	1.070%	12/20/2012	4.354%		3,540	(351)	0	(351)
General Electric Capital Corp.	GSC	5.000%	06/20/2012	4.175%		5,000	116	(350)	466
Goldman Sachs Group, Inc.	MSC	0.235%	06/20/2012	1.693%		4,000	(164)	0	(164)
HCA, Inc.	CSFB	5.000%	03/20/2014	6.455%		880	(40)	(132)	92
Indonesia Government International Bond	BCLY	2.320%	12/20/2016	3.211%		3,000	(156)	0	(156)
Indonesia Government International Bond	RBS	1.390%	12/20/2011	2.930%		5,000	(179)	0	(179)
Indonesia Government International Bond	RBS	1.525%	12/20/2011	2.930%		3,000	(98)	0	(98)
Indonesia Government International Bond	RBS	2.385%	09/20/2016	3.206%		700	(33)	0	(33)
JSC Gazprom	DUB	1.490%	09/20/2017	4.189%		5,000	(777)	0	(777)
Mexico Government International Bond	CSFB	2.950%	12/20/2009	1.180%		5,000	46	0	46
Mexico Government International Bond	DUB	2.400%	12/20/2009	1.180%		6,100	39	0	39
Mexico Government International Bond	GSC	2.050%	09/20/2013	1.909%		210	2	0	2
Mexico Government International Bond	JPM	0.920%	03/20/2016	2.125%		650	(43)	0	(43)
Mexico Government International Bond	MSC	2.070%	09/20/2013	1.909%		530	7	0	7
Mexico Government International Bond	MSC	2.170%	09/20/2013	1.909%		120	2	0	2
Mexico Government International Bond	UBS	0.695%	01/20/2017	2.152%		500	(44)	0	(44)
Peru Government International Bond	MSC	1.960%	10/20/2016	1.889%		600	5	0	5
Petroleos Mexicanos	BCLY	0.880%	04/20/2011	1.650%		11,500	(137)	0	(137)
Petroleos Mexicanos	BCLY	1.200%	04/20/2016	2.430%		3,900	(265)	0	(265)
Petroleos Mexicanos	DUB	1.000%	09/20/2017	2.479%		5,000	(470)	0	(470)
Philippines Government International Bond	BCLY	1.920%	09/20/2012	1.962%		2,500	(2)	0	(2)
Philippines Government International Bond	BCLY	2.510%	09/20/2017	2.281%		1,000	16	0	16
Philippines Government International Bond	BCLY	2.530%	09/20/2017	2.281%		1,000	17	0	17
Philippines Government International Bond	CITI	1.770%	12/20/2017	2.289%		5,200	(180)	0	(180)
Philippines Government International Bond	DUB	2.500%	09/20/2017	2.281%		4,500	68	0	68
Philippines Government International Bond	MSC	2.440%	09/20/2017	2.281%		300	3	0	3
Philippines Government International Bond	UBS	2.260%	06/20/2013	2.044%		3,800	32	0	32
RRI Energy, Inc.	GSC	5.000%	09/20/2014	9.460%		4,000	(554)	(657)	103
RSHB Capital S.A.	BCLY	1.650%	07/20/2011	4.405%		3,900	(180)	0	(180)
RSHB Capital S.A.	CSFB	1.870%	10/20/2012	4.427%		1,400	(101)	0	(101)
RSHB Capital S.A. for OJSC Russian Agricultural Bank	MSC	2.000%	10/20/2012	4.427%		3,000	(203)	0	(203)
SLM Corp.	BOA	0.820%	06/20/2012	8.543%		4,500	(832)	0	(832)
SLM Corp.	BOA	5.000%	09/20/2014	7.854%		5,800	(576)	(652)	76
Sungard Data Systems, Inc.	BCLY	5.000%	09/20/2014	7.916%		500	(54)	(55)	1
Sungard Data Systems, Inc.	CITI	5.000%	09/20/2014	7.916%		2,100	(227)	(234)	7
Sungard Data Systems, Inc.	CSFB	5.000%	09/20/2014	7.916%		2,400	(259)	(270)	11
Telecom Italia Finance S.A.	UBS	0.520%	09/20/2011	1.594%	EUR	3,900	(126)	0	(126)
Telecom Italia Finance S.A.	WAC	0.525%	09/20/2011	1.594%		3,900	(126)	0	(126)
Uruguay Government International Bond	DUB	1.050%	01/20/2012	3.370%		$3,000	(154)	0	(154)
Wells Fargo & Co.	BCLY	1.000%	03/20/2013	1.510%		2,000	(39)	(41)	2
Wells Fargo & Co.	CITI	1.000%	03/20/2013	1.510%		1,100	(19)	(25)	6
Wells Fargo & Co.	MSC	1.000%	03/20/2013	1.510%		900	(16)	(21)	5
Wells Fargo & Co.	UBS	0.800%	09/20/2009	1.781%			(6)	0	(6)

							$(15,709)	$(6,185)	$(9,524)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)		Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	CITI	0.540%	07/25/2045		$8,784	$(8,091)	$(231)	$(7,860)
ABX.HE A 06-2 Index	CITI	0.440%	05/25/2046		7,844	(7,560)	(534)	(7,026)
ABX.HE A 06-2 Index	GSC	0.440%	05/25/2046		7,431	(7,165)	(502)	(6,663)
ABX.HE A 06-2 Index	UBS	0.440%	05/25/2046		7,844	(7,563)	(534)	(7,029)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012		8,739	(420)	0	(420)
CDX.HY-10 3-Year Index 25-35%	MLP	2.360%	06/20/2011		2,000	(297)	0	(297)
CDX.HY-10 5-Year Index	BCLY	5.000%	06/20/2013		9,879	(1,218)	(654)	(564)
CDX.HY-11 5-Year Index	GSC	5.000%	12/20/2013		45,123	(6,999)	(8,912)	1,913
CDX.IG-5 Index	GSC	0.450%	12/20/2010		14,580	(414)	(6)	(408)
CDX.IG-6 Index	DUB	0.400%	06/20/2011		16,388	(516)	22	(538)
CDX.IG-6 Index	MSC	0.400%	06/20/2011		964	(30)	0	(30)
CDX.IG-9 5-Year Index 15-30%	DUB	0.900%	12/20/2012		500	1	0	1
CDX.IG-9 5-Year Index 15-30%	DUB	1.040%	12/20/2012		2,500	17	0	17
CDX.IG-9 5-Year Index 15-30%	DUB	1.160%	12/20/2012		12,300	136	0	136
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012		7,400	87	0	87
CDX.IG-9 5-Year Index 15-30%	GSC	1.210%	12/20/2012		5,000	62	0	62
CDX.IG-9 5-Year Index 15-30%	JPM	1.120%	12/20/2012		4,800	47	0	47
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012		5,153	61	0	61
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		1,750	21	0	21
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012		875	11	0	11
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012		1,070	12	0	12
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012		1,750	21	0	21
CDX.IG-9 5-Year Index 30-100%	GSC	0.720%	12/20/2012		13,612	170	0	170
CDX.IG-9 5-Year Index 30-100%	MSC	0.720%	12/20/2012		972	12	0	12
CDX.IG-11 5-Year Index	GSC	1.500%	12/20/2013		100,500	(673)	(673)	0
iTraxx Europe 4 Index	MSC	0.350%	12/20/2010	EUR	43,600	(1,072)	(39)	(1,033)
iTraxx Europe 5 Index	MSC	0.400%	06/20/2011		2,500	(75)	14	(89)
iTraxx Europe Crossover 5 Index	DUB	2.900%	06/20/2011		4,791	(580)	89	(669)
iTraxx Europe Crossover 5 Index	JPM	2.900%	06/20/2011		6,819	(825)	132	(957)
iTraxx Europe Crossover 7 Index	DUB	2.300%	06/20/2012		2,940	(667)	53	(720)
iTraxx Europe Crossover 9 Index	DUB	6.500%	06/20/2013		25,480	(2,500)	271	(2,771)

						$(46,007)	$(11,504)	$(34,503)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Pay	1-Month EUR-FRCPXTOB Index	1.970%	12/15/2011	JPM	EUR	23,000	$586	$0	$586

Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		8,000	154	3	151

Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		1,100	21	0	21

Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		1,600	28	0	28

Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		2,000	34	0	34

Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		3,200	60	0	60

Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC	BRL	37,300	28	47	(19)

Pay	1-Year BRL-CDI	11.140%	01/02/2012	JPM		8,200	6	10	(4)

Pay	3-Month USD-LIBOR	3.000%	12/16/2010	RBS		$17,000	269	228	41

Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CSFB		47,200	2,353	1,788	565

Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		126,500	6,304	4,009	2,295

Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		21,000	1,047	494	553

Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		220,400	10,984	5,043	5,941

Pay	3-Month USD-LIBOR	3.100%	05/27/2016	BCLY		7,000	(114)	0	(114)

Pay	3-Month USD-LIBOR	4.000%	06/17/2016	DUB		1,400	54	116	(62)

Pay	3-Month USD-LIBOR	3.500%	06/24/2016	DUB		5,600	35	0	35

Pay	3-Month USD-LIBOR	3.500%	06/24/2016	GSC		17,000	106	0	106

Pay	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		12,000	1,266	1,219	47

Pay	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		2,100	221	48	173

Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC		5,300	10	(73)	83

Pay	3-Month USD-LIBOR	4.000%	12/16/2019	RBS		700	2	(16)	18

Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC	EUR	29,000	3,319	(544)	3,863

Pay	6-Month EUR-LIBOR	4.000%	09/19/2017	BCLY		4,100	246	(309)	555

Pay	6-Month EUR-LIBOR	4.500%	03/18/2019	DUB		500	57	14	43

Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC	GBP	7,500	845	(166)	1,011

Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		18,100	2,039	(453)	2,492

Pay	6-Month JPY-LIBOR	2.000%	12/20/2016	DUB	JPY	2,140,000	1,354	338	1,016

Pay	28-Day MXN TIIE	8.660%	01/31/2019	BCLY	MXN	29,800	77	152	(75)

Pay	28-Day MXN TIIE	7.780%	04/09/2019	JPM		188,000	(426)	175	(601)

							$30,965	$12,123	$18,842

(j) Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar September Futures	$98.500	09/14/2009	208	$47	$9
Put - CME 90-Day Eurodollar September Futures	98.625	09/14/2009	49	8	3

				$55	$12

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	$10,000	$51	$55
Call - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.420%	11/23/2009	5,000	96	122
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	5,000	105	91
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	38,800	231	31
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.750%	08/21/2009	50,500	111	184
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	19,000	172	106

							$766	$589

(k) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	07/01/2039	$1,000	$1,017	$1,018
Fannie Mae	5.500%	07/01/2039	55,300	56,620	57,071
Fannie Mae	6.000%	07/01/2039	16,000	16,599	16,722
Fannie Mae	6.500%	07/01/2039	1,000	1,064	1,065
Fannie Mae	6.500%	08/01/2039	500	531	530

				$75,831	$76,406

(l) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	GSC	348	07/2009	$0	$(7)	$(7)
Buy		JPM	348	07/2009	4	0	4
Buy	BRL	HSBC	400	08/2009	7	0	7
Buy		JPM	44,116	08/2009	286	(163)	123
Sell		MLP	44,517	08/2009	0	(1,861)	(1,861)
Buy	CNY	BCLY	35,054	09/2009	69	0	69
Buy		CITI	22,628	09/2009	55	0	55
Buy		DUB	102,761	09/2009	225	0	225
Buy		HSBC	45,763	09/2009	105	0	105
Buy		JPM	18,707	09/2009	31	0	31
Sell	EUR	BCLY	110,351	07/2009	0	(830)	(830)
Sell	GBP	CITI	10,486	07/2009	0	(1,027)	(1,027)
Buy		MSC	9,699	07/2009	0	(66)	(66)
Buy		RBS	787	07/2009	61	0	61
Sell		MSC	9,699	08/2009	66	0	66
Buy	HUF	BCLY	477	10/2009	0	0	0
Sell		DUB	143	10/2009	0	0	0
Sell		HSBC	477	10/2009	0	0	0
Buy		JPM	143	10/2009	0	0	0
Buy	ILS	BCLY	890	11/2009	11	0	11
Sell		HSBC	890	11/2009	0	0	0
Buy	JPY	BCLY	4,375,155	07/2009	65	0	65
Buy		BNP	2,013,593	07/2009	0	(98)	(98)
Sell		BNP	6,170,088	07/2009	0	(71)	(71)
Buy		MSC	218,661	08/2009	0	0	0
Sell	MXN	BCLY	26,702	11/2009	0	(26)	(26)
Sell		DUB	42	11/2009	0	0	0
Buy		HSBC	235,993	11/2009	86	0	86
Sell		HSBC	2,048	11/2009	0	(3)	(3)
Buy		JPM	2,543	11/2009	14	0	14
Sell		JPM	209,744	11/2009	0	(61)	(61)
Buy	MYR	BCLY	1,840	08/2009	3	0	3
Sell		CITI	1,840	08/2009	0	(2)	(2)
Buy	PHP	CITI	664,847	08/2009	15	(60)	(45)
Sell		CITI	664,846	08/2009	0	(143)	(143)
Sell	PLN	CITI	191	11/2009	0	(3)	(3)
Buy		DUB	56	11/2009	2	0	2
Buy		JPM	135	11/2009	2	0	2
Sell	SGD	BCLY	22,578	07/2009	0	(521)	(521)
Buy		CITI	12,051	07/2009	107	0	107
Buy		JPM	10,528	07/2009	277	0	277
Sell	TRY	HSBC	824	07/2009	0	(67)	(67)
Buy		JPM	824	07/2009	53	0	53
Sell	ZAR	CITI	1,269	11/2009	0	(18)	(18)
Buy		DUB	1,269	11/2009	32	0	32
Buy		JPM	299	11/2009	1	0	1

					$1,577	$(5,027)	$(3,450)

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$880,279	$58,707	$938,986
U.S. Government Agencies	0	446,338	0	446,338
Mortgage-Backed Securities	2,439	155,403	0	157,842
Sovereign Issues	0	366,018	0	366,018
Foreign Currency-Denominated Issues	0	246,881	5,098	251,979
Short-Term Instruments	61,492	52,076	0	113,568
Other Investments++	0	120,657	5,918	126,575

Investments, at value	$63,931	$2,267,652	$69,723	$2,401,306

Short Sales, at value	$0	$(76,406)	$0	$(76,406)

Financial Derivative Instruments+++	$(3,445)	$(24,443)	$729	$(27,159)

Total	$60,486	$2,166,803	$70,452	$2,297,741

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$0	$15,700	$90	$0	$949	$41,968	$58,707
Foreign Currency-Denominated Issues	4,752	0	(4)	0	350	0	5,098
Other Investments++	4,525	914	(3)	(225)	707	0	5,918

Investments, at value	$9,277	$16,614	$83	$(225)	$2,006	$41,968	$69,723

Financial Derivative Instruments+++	$2,391	$0	$0	$0	$(1,633)	$(29)	$729

Total	$11,668	$16,614	$83	$(225)	$373	$41,939	$70,452

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

EM Fundamental IndexPLUSTM TR Strategy Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 16.2%
BANKING & FINANCE 14.6%
American Express Bank FSB
0.371% due 04/26/2010		$200	$198
American Express Centurion Bank
0.478% due 11/16/2009		300	298
American Express Credit Corp.
0.496% due 12/02/2010		330	316
1.708% due 05/27/2010		100	99
American Express Travel Related Services Co., Inc.
0.520% due 06/01/2011		800	710
5.250% due 11/21/2011		300	298
American International Group, Inc.
1.217% due 10/18/2011		200	129
BA Covered Bond Issuer
5.500% due 06/14/2012		700	689
Bank of Scotland PLC
0.689% due 12/08/2010		100	95
Barclays Bank PLC
6.050% due 12/04/2017		900	782
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,175	1,179
Capital One Financial Corp.
6.150% due 09/01/2016		300	266
Caterpillar Financial Services Corp.
6.125% due 02/17/2014		2,100	2,243
CIT Group, Inc.
4.250% due 02/01/2010		30	27
12.000% due 12/18/2018		100	47
Citibank N.A.
1.625% due 03/30/2011		100	101
Citigroup Capital XXI
8.300% due 12/21/2077		400	312
Citigroup, Inc.
0.902% due 06/09/2016		500	356
1.004% due 05/18/2010		1,800	1,768
5.500% due 04/11/2013		2,600	2,440
6.000% due 02/21/2012		40	40
Deutsche Bank AG
1.154% due 02/17/2015		500	438
6.000% due 09/01/2017		600	613
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		800	692
7.375% due 02/01/2011		1,500	1,358
General Electric Capital Corp.
0.785% due 10/06/2015		1,500	1,193
3.000% due 12/09/2011		100	103
6.875% due 01/10/2039		100	90
Goldman Sachs Group, Inc.
1.236% due 08/05/2011		1,000	960
5.300% due 02/14/2012		200	207
International Lease Finance Corp.
0.881% due 05/24/2010		100	91
4.375% due 11/01/2009		400	387
JPMorgan Chase & Co.
0.734% due 12/21/2011		2,700	2,616
5.750% due 01/02/2013		200	207
Lloyds Banking Group PLC
5.920% due 09/29/2049		100	36
Merrill Lynch & Co., Inc.
0.867% due 06/05/2012		200	178
1.228% due 11/01/2011		1,000	917
1.292% due 07/25/2011		200	185
6.875% due 04/25/2018		300	278
Morgan Stanley
0.550% due 04/19/2012		200	179
1.399% due 01/09/2012		900	812
5.950% due 12/28/2017		600	577
New York Life Global Funding
4.650% due 05/09/2013		200	203
Northern Rock PLC
5.625% due 06/22/2017		2,600	2,279
Pricoa Global Funding I
1.446% due 06/04/2010		200	198
Royal Bank of Scotland Group PLC
1.320% due 04/08/2011		5,200	5,195
Santander Issuances S.A. Unipersonal
5.911% due 06/20/2016		200	181
SLM Corp.
1.252% due 07/26/2010		500	454
SLM Corp. CPI Linked Bond
1.741% due 11/21/2013		30	20
Societe Generale
5.922% due 04/29/2049		300	186
USB Capital IX
6.189% due 04/15/2049		100	68
Wachovia Corp.
1.218% due 08/01/2013		500	449
1.261% due 10/15/2011		2,900	2,756
Wells Fargo & Co.
7.980% due 03/29/2049		1,100	914

			37,413

INDUSTRIALS 1.3%
CODELCO, Inc.
7.500% due 01/15/2019		100	116
Petroleos Mexicanos
8.000% due 05/03/2019		100	109
President and Fellows of Harvard College
6.500% due 01/15/2039		200	227
Reynolds American, Inc.
7.750% due 06/01/2018		200	193
Roche Holdings, Inc.
2.661% due 02/25/2011		1,500	1,517
7.000% due 03/01/2039		600	697
Union Pacific Corp.
5.700% due 08/15/2018		500	502

			3,361

UTILITIES 0.3%
Duke Energy Carolinas LLC
5.750% due 11/15/2013		100	108
Verizon Wireless Capital LLC
3.316% due 05/20/2011		500	515
5.250% due 02/01/2012		200	211

			834

Total Corporate Bonds & Notes (Cost $39,907)			41,608

MUNICIPAL BONDS & NOTES 1.6%
Clark County, Nevada General Obligation Bonds, (FSA Insured), Series 2006
4.750% due 06/01/2030		300	269
District of Columbia Revenue Bonds, Series 2009
5.250% due 12/01/2034		600	627
Massachusetts State General Obligation Bonds, Series 2003
5.500% due 10/01/2017		25	29
Miami-Dade County, Florida General Obligation Bonds, Series 2009
5.625% due 07/01/2038		2,100	2,101
New York State Thruway Authority Revenue Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2029		300	290
North Carolina State Capital Facilities Finance Agency Revenue Bonds, Series 2009
5.000% due 10/01/2038		700	711

Total Municipal Bonds & Notes (Cost $3,923)			4,027

U.S. GOVERNMENT AGENCIES 75.1%
Fannie Mae
5.500% due 05/01/2037 - 01/01/2039		22,165	22,909
6.000% due 11/01/2032 - 07/01/2039		141,135	147,704
Freddie Mac
0.937% due 08/05/2011 (d)		19,500	19,507
5.500% due 10/01/2038		1,638	1,693
Ginnie Mae
5.500% due 07/01/2039		500	516
Small Business Administration
6.220% due 12/01/2028		98	106

Total U.S. Government Agencies (Cost $190,663)			192,435

U.S. TREASURY OBLIGATIONS 5.0%
Treasury Inflation Protected Securities (b)
1.625% due 01/15/2015		782	778
1.875% due 07/15/2013		1,162	1,191
1.875% due 07/15/2015		109	111
2.000% due 04/15/2012		526	541
2.375% due 01/15/2025		113	116
2.500% due 07/15/2016		1,268	1,330
U.S. Treasury Bonds
4.250% due 05/15/2039 (e)		7,100	7,023
U.S. Treasury Notes
0.875% due 04/30/2011 (f)		1,656	1,652

Total U.S. Treasury Obligations (Cost $12,301)			12,742

MORTGAGE-BACKED SECURITIES 0.6%
Bear Stearns Commercial Mortgage Securities
5.593% due 06/11/2040		79	80
GS Mortgage Securities Corp. II
6.615% due 02/14/2016		200	216
Thornburg Mortgage Securities Trust
0.414% due 03/25/2037		1,460	1,273

Total Mortgage-Backed Securities (Cost $1,477)			1,569

ASSET-BACKED SECURITIES 0.1%
Asset-Backed Funding Certificates
0.374% due 11/25/2036		116	110
Chase Issuance Trust
5.160% due 04/16/2018		100	101
Countrywide Asset-Backed Certificates
0.364% due 05/25/2047		182	166

Total Asset-Backed Securities (Cost $368)			377

FOREIGN CURRENCY-DENOMINATED ISSUES 1.6%
ASIF III Jersey Ltd.
5.500% due 03/07/2011	EUR	600	721
CIT Group, Inc.
5.000% due 05/13/2014		100	76
Fortis Bank Nederland Holding NV
3.000% due 04/17/2012		100	142
General Electric Capital Corp.
5.500% due 09/15/2067		400	325
LeasePlan Corp. NV
3.125% due 02/10/2012		300	427
Merrill Lynch & Co., Inc.
1.585% due 03/22/2011		400	513
Principal Financial Global Funding LLC
2.750% due 07/12/2010	CHF	100	89
Province of Ontario Canada
5.850% due 03/08/2033	CAD	1,400	1,349
SLM Corp.
3.125% due 09/17/2012	EUR	500	516

Total Foreign Currency-Denominated Issues (Cost $3,967)			4,158

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%
American International Group, Inc.
8.500% due 08/01/2011		9,500	91
Wells Fargo & Co.
7.500% due 12/31/2049		200	157

Total Convertible Preferred Stocks (Cost $174)			248

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 11.6%
REPURCHASE AGREEMENTS 0.7%
JPMorgan Chase Bank N.A.
0.010% due 07/01/2009		$800	800
(Dated 06/30/2009. Collateralized by U.S. Treasury Notes 2.000% due 11/30/2013 valued at $818. Repurchase proceeds are $800.)
State Street Bank and Trust Co.
0.010% due 07/01/2009		1,054	1,054
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $1,080. Repurchase proceeds are $1,054.)

			1,854

U.S. TREASURY BILLS 0.3%
0.106% due 07/16/2009 - 07/23/2009 (a)(d)		630	630

		SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 10.6%
		2,711,444	27,139

Total Short-Term Instruments (Cost $29,624)			29,623

Total Investments 111.9% (Cost $282,404)			$286,787
Written Options (h) (0.0%) (Premiums $56)			(35)
Other Assets and Liabilities (Net) (11.9%)			(30,394)

Net Assets 100.0%			$256,358

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Affiliated to the Fund.

(d) Securities with an aggregate market value of $500 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(e) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $8,001 at a weighted average interest rate of 0.402%. On June 30, 2009, securities valued at $5,737 were pledged as collateral for reverse repurchase agreements.

(f) Securities with an aggregate market value of $1,652 and cash of $25 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	6	$5
90-Day Euribor March Futures	Long	03/2010	10	14
90-Day Eurodollar December Futures	Long	12/2009	51	19
90-Day Eurodollar December Futures	Long	12/2010	264	(217)
90-Day Eurodollar June Futures	Long	06/2010	264	13
90-Day Eurodollar March Futures	Long	03/2011	260	(325)
90-Day Eurodollar September Futures	Long	09/2009	10	3
90-Day Eurodollar September Futures	Long	09/2010	263	(111)
U.S. Treasury 10-Year Note September Futures	Long	09/2009	3	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	6	(5)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	6	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	3	2
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	3	(4)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	6	(3)

				$(613)

(g) Swap agreements outstanding on June 30, 2009:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY	BRL	900	$(4)	$0	$(4)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(3)	0	(3)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(6)	0	(6)
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC		$22,300	42	(362)	404
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	RBS		5,300	10	(123)	133

							$39	$(485)	$524

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(1)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	eRAFI EM Index	10,675	1-Month USD-LIBOR plus 1.750%	$15,516	06/30/2009	CSFB	$(197)
Receive	eRAFI EM Index	39,986	1-Month USD-LIBOR plus 1.340%	58,119	01/29/2010	JPM	(706)
Receive	eRAFI EM Index	81,768	1-Month USD-LIBOR plus 1.370%	118,851	01/29/2010	JPM	(1,447)
Receive	eRAFI EM Index	20,327	1-Month USD-LIBOR plus 1.390%	29,546	01/29/2010	JPM	(360)
Receive	eRAFI EM Index	18,540	3-Month USD-LIBOR plus 0.800%	22,730	01/29/2010	JPM	3,855

							$1,145

(1)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h) Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar September Futures	$98.500	09/14/2009	28	$6	$1
Put - CME 90-Day Eurodollar September Futures	98.625	09/14/2009	9	2	1

				$8	$2

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	$500	$2	$1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009	500	2	1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	2,000	10	11
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	1,000	8	5
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	2,000	8	4
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	2,000	18	11

							$48	$33

(i) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	07/01/2039	$2,000	$2,043	$2,064

(j) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	HSBC	3,041	08/2009	$101	$0	$101
Buy	CAD	JPM	104	08/2009	0	(6)	(6)
Buy	CNY	BCLY	284	03/2010	0	0	0
Buy		HSBC	284	03/2010	0	0	0
Buy		JPM	1,738	03/2010	0	(1)	(1)
Sell	EUR	BCLY	1,414	07/2009	0	(11)	(11)
Sell		GSC	15	07/2009	0	0	0
Sell	GBP	CITI	310	07/2009	0	(30)	(30)
Buy		JPM	310	07/2009	0	(2)	(2)
Sell		JPM	310	08/2009	2	0	2
Buy	JPY	BNP	7,586	07/2009	0	0	0
Buy		DUB	7,586	07/2009	0	0	0
Sell		DUB	7,586	07/2009	0	0	0

					$103	$(50)	$53

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$41,608	$0	$41,608
U.S. Government Agencies	0	192,435	0	192,435
Short-Term Instruments	27,139	2,484	0	29,623
Other Investments++	248	22,873	0	23,121

Investments, at value	$27,387	$259,400	$0	$286,787

Short Sales, at value	$0	$(2,064)	$0	$(2,064)

Financial Derivative Instruments+++	$(613)	$542	$1,145	$1,074

Total	$26,774	$257,878	$1,145	$285,797

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0

Financial Derivative Instruments+++	$19,108	$0	$0	$0	$(17,966)	$3	$1,145

Total	$19,108	$0	$0	$0	$(17,966)	$3	$1,145

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Emerging Local Bond Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BRAZIL 9.0%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	194,030	$86,544

Total Brazil (Cost $83,820)			86,544

CHILE 0.7%
Bonos de la Tesoreria de la Republica
4.500% due 10/15/2023	CLP	1,465,311	3,108
Bonos del Banco Central de Chile en UF
3.000% due 05/01/2017		627,991	1,185
3.000% due 07/01/2018		1,172,250	2,214
3.000% due 10/01/2018		31,400	60

Total Chile (Cost $5,535)			6,567

COLOMBIA 6.2%
Bogota Distrito Capital
9.750% due 07/26/2028	COP	31,200,000	12,695
Colombia Government International Bond
9.850% due 06/28/2027		19,070,000	9,050
11.750% due 03/01/2010		1,000	1
12.000% due 10/22/2015		70,076,000	37,548

Total Colombia (Cost $63,949)			59,294

EGYPT 1.4%
Egypt Government Bond
8.750% due 07/18/2012	EGP	10,800	1,911
Petroleum Export Ltd.
4.623% due 06/15/2010		$1,267	1,243
4.633% due 06/15/2010		200	196
5.265% due 06/15/2011		3,701	3,584
Petroleum Export Ltd. II
6.340% due 06/20/2011		7,338	6,709

Total Egypt (Cost $14,227)			13,643

FRANCE 0.0%
Credit Agricole S.A.
0.714% due 05/28/2010		$400	398

Total France (Cost $397)			398

GERMANY 1.8%
Citigroup Global Markets Deutschland AG for OAO
Gazprom
10.500% due 10/21/2009		$16,515	16,948

Total Germany (Cost $16,747)			16,948

HUNGARY 10.9%
Hungary Government Bond
5.500% due 02/12/2014	HUF	9,303,240	40,625
5.500% due 02/12/2016		6,390,600	26,281
6.750% due 04/22/2011		3,745,000	18,440
6.750% due 02/12/2013		4,044,000	18,978

Total Hungary (Cost $132,024)			104,324

INDONESIA 3.6%
Indonesia Government International Bond
9.500% due 07/15/2023	IDR	112,807,000	9,407
10.000% due 02/15/2028		76,479,000	6,266
12.800% due 06/15/2021		176,824,000	18,972

Total Indonesia (Cost $25,388)			34,645

MALAYSIA 0.1%
Malaysia Government International Bond
4.240% due 02/07/2018	MYR	2,000	570

Total Malaysia (Cost $653)			570

MEXICO 1.3%
America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	87,700	4,947
Pemex Finance Ltd.
9.030% due 02/15/2011		$2,450	2,622
Pemex Project Funding Master Trust
2.931% due 10/15/2009		2,000	2,002
Telefonos de Mexico SAB de C.V.
4.750% due 01/27/2010		1,000	1,020
8.750% due 01/31/2016	MXN	25,000	1,826

Total Mexico (Cost $15,957)			12,417

NEW ZEALAND 0.3%
ANZ National International Ltd.
1.249% due 04/14/2010		$2,660	2,637

Total New Zealand (Cost $2,652)			2,637

PERU 3.1%
Peru Government International Bond
7.840% due 08/12/2020	PEN	4,750	1,807
9.910% due 05/05/2015		68,234	28,383

Total Peru (Cost $28,749)			30,190

POLAND 9.5%
Poland Government Bond
5.750% due 09/23/2022	PLN	92,435	27,688
Poland Government International Bond
4.250% due 05/24/2011		320	99
4.750% due 04/25/2012		113,090	35,070
5.250% due 10/25/2017		17,300	5,144
6.250% due 10/24/2015		72,220	23,057

Total Poland (Cost $124,144)			91,058

QATAR 0.5%
Qatar Petroleum
5.579% due 05/30/2011		$4,312	4,384

Total Qatar (Cost $4,335)			4,384

RUSSIA 1.1%
Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		$642	624
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		1,000	1,016
VTB Capital S.A.
2.716% due 11/02/2009		8,600	8,567

Total Russia (Cost $10,239)			10,207

SOUTH AFRICA 3.8%
South Africa Government International Bond
8.000% due 12/21/2018	ZAR	25,000	3,050
8.250% due 09/15/2017		132,100	16,524
13.500% due 09/15/2015		104,300	16,756

Total South Africa (Cost $33,181)			36,330

SOUTH KOREA 0.1%
Korea Development Bank
1.507% due 10/20/2009		$1,000	993

Total South Korea (Cost $1,000)			993

THAILAND 4.9%
Bank of Thailand
3.700% due 01/24/2011	THB	29,620	896
Thailand Government Bond
5.125% due 03/13/2018		1,232,830	39,868
6.150% due 07/07/2026		176,000	6,086

Total Thailand (Cost $45,130)			46,850

TURKEY 5.3%
Turkey Government Bond
10.000% due 02/15/2012 (c)	TRY	808	541
12.000% due 08/14/2013 (c)		4,779	3,469
Turkey Government International Bond
14.000% due 01/19/2011		68,608	45,930
15.000% due 02/10/2010		1,055	704

Total Turkey (Cost $54,256)			50,644

UNITED KINGDOM 0.8%
Bank of Scotland PLC
0.669% due 09/14/2009		$400	397
0.689% due 12/08/2010		1,100	1,048
1.152% due 07/17/2009		600	600
Barclays Bank PLC
10.179% due 06/12/2021		4,680	5,002
Vodafone Group PLC
0.940% due 02/27/2012		200	191

Total United Kingdom (Cost $6,967)			7,238

UNITED STATES 25.2%
ASSET-BACKED SECURITIES 1.0%
Citigroup Mortgage Loan Trust, Inc.
0.354% due 12/25/2036		$955	745
1.214% due 07/25/2037		1,632	1,364
Countrywide Asset-Backed Certificates
0.364% due 05/25/2037		81	77
0.414% due 05/25/2047		400	349
0.414% due 09/25/2047		1,780	1,560
Credit-Based Asset Servicing & Securitization LLC
0.434% due 07/25/2037		106	79
First Franklin Mortgage Loan Asset-Backed Certificates
0.364% due 11/25/2036		136	129
Indymac Residential Asset-Backed Trust
0.394% due 07/25/2037		821	745
JPMorgan Mortgage Acquisition Corp.
0.374% due 05/25/2037		959	783
Long Beach Mortgage Loan Trust
0.374% due 12/25/2036		39	28
MASTR Asset-Backed Securities Trust
0.394% due 05/25/2037		1,167	945
Merrill Lynch Mortgage Investors, Inc.
0.384% due 08/25/2036		25	25
Morgan Stanley ABS Capital I
0.374% due 05/25/2037		2,889	2,083
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036		420	189
Soundview Home Equity Loan Trust
1.114% due 10/25/2037		82	78

			9,179

CORPORATE BONDS & NOTES 21.6%
Allied Waste North America, Inc.
6.500% due 11/15/2010		100	102
American Express Credit Corp.
1.708% due 05/27/2010		11,600	11,459
American Honda Finance Corp.
1.006% due 02/09/2010		1,500	1,495
American International Group, Inc.
1.094% due 01/29/2010		5,045	4,301
5.375% due 10/18/2011		4,525	3,262
8.175% due 05/15/2058		700	200
Bank of America Corp.
5.650% due 05/01/2018		6,700	5,930
Bank of America N.A.
0.909% due 06/15/2016		12,000	8,936
Bear Stearns Cos. LLC
0.842% due 08/21/2009		100	100
0.902% due 09/09/2009		200	200
0.974% due 05/18/2010		1,900	1,898
1.269% due 01/31/2011		200	198
5.300% due 10/30/2015		300	295
6.400% due 10/02/2017		4,000	4,013
7.250% due 02/01/2018		400	422
Caterpillar Financial Services Corp.
0.875% due 08/20/2010		600	597
1.424% due 02/08/2010		300	300
Citigroup Funding, Inc.
2.036% due 05/07/2010		12,300	12,049
Citigroup, Inc.
5.500% due 04/11/2013		5,800	5,442
8.400% due 04/29/2049 (a)		5,000	3,757
Comcast Corp.
1.439% due 07/14/2009		3,500	3,501
Countrywide Home Loans, Inc.
4.125% due 09/15/2009		700	702
5.625% due 07/15/2009		300	300
Credit Suisse USA, Inc.
0.865% due 11/20/2009		800	799
1.083% due 08/15/2010		200	199
Dominion Resources, Inc.
1.664% due 06/17/2010		900	896
Ford Motor Credit Co. LLC
5.700% due 01/15/2010		10,550	10,184
7.375% due 10/28/2009		1,500	1,487
General Electric Capital Corp.
0.669% due 03/12/2010		8,900	8,819
1.162% due 04/28/2011		6,500	6,218
Goldman Sachs Group, Inc.
0.398% due 11/16/2009		3,600	3,598
0.934% due 11/16/2009		3,500	3,497
HSBC Finance Corp.
0.719% due 03/12/2010		1,000	984
1.134% due 11/16/2009		900	893
1.206% due 05/10/2010		1,500	1,461
John Deere Capital Corp.
1.202% due 07/16/2010		2,600	2,590
1.400% due 06/10/2011		5,100	5,065
1.412% due 10/16/2009		1,300	1,302
1.807% due 01/18/2011		4,000	3,975
JPMorgan Chase & Co.
1.282% due 01/17/2011		8,000	7,916
Kraft Foods, Inc.
1.456% due 08/11/2010		3,000	2,973
Lehman Brothers Holdings, Inc.
2.950% due 05/25/2010 (a)		11,400	1,738
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		12,100	11,217
Metropolitan Life Global Funding I
0.894% due 05/17/2010		4,200	4,166
Morgan Stanley
1.086% due 05/07/2010		6,000	5,914
1.221% due 01/15/2010		2,000	1,984
1.357% due 01/18/2011		2,200	2,132
Pemex Project Funding Master Trust
1.929% due 06/15/2010		14,119	13,916
Pricoa Global Funding I
1.142% due 07/27/2009		750	749
Qwest Capital Funding, Inc.
7.000% due 08/03/2009		4,000	4,010
Reynolds American, Inc.
1.329% due 06/15/2011		9,600	8,984
SLM Corp.
0.829% due 03/15/2011		250	215
1.232% due 07/27/2009		1,000	996
1.252% due 07/26/2010		2,300	2,088
1.322% due 10/25/2011		300	243
1.477% due 12/15/2010	EUR	200	245
5.375% due 05/15/2014		$600	483
U.S. Bancorp
1.407% due 05/06/2010		100	100
UnitedHealth Group, Inc.
0.789% due 06/21/2010		800	793
Wachovia Corp.
0.718% due 12/01/2009		10,800	10,781
0.749% due 03/15/2011		200	193
1.261% due 10/15/2011		1,000	950
Walt Disney Co.
0.750% due 09/10/2009		400	400
Wells Fargo & Co.
7.980% due 03/29/2049		2,400	1,995

			206,607

MORTGAGE-BACKED SECURITIES 1.5%
American Home Mortgage Assets
0.504% due 05/25/2046		1,180	436
0.504% due 09/25/2046		469	198
2.040% due 02/25/2047		492	162
2.260% due 11/25/2046		3,938	1,806
Banc of America Funding Corp.
5.745% due 03/20/2036		512	299
BCAP LLC Trust
0.484% due 01/25/2037		1,418	542
Bear Stearns Adjustable Rate Mortgage Trust
4.991% due 01/25/2035		80	59
5.733% due 02/25/2036		491	289
Bear Stearns Alt-A Trust
5.303% due 08/25/2036		700	266
5.490% due 09/25/2035		94	51
Chase Mortgage Finance Corp.
5.426% due 03/25/2037		485	298
Citigroup Mortgage Loan Trust, Inc.
4.685% due 03/25/2034		115	99
5.672% due 07/25/2046		371	198
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		573	369
Commercial Mortgage Pass-Through Certificates
0.818% due 02/16/2034		591	527
Countrywide Alternative Loan Trust
0.524% due 07/25/2046		186	80
0.644% due 11/20/2035		459	208
2.340% due 12/25/2035		627	284
Countrywide Home Loan Mortgage Pass-Through Trust
6.069% due 09/25/2047		245	144
Downey Savings & Loan Association Mortgage Loan Trust
3.472% due 07/19/2044		1,092	603
GSR Mortgage Loan Trust
5.347% due 11/25/2035		440	315
Harborview Mortgage Loan Trust
0.505% due 08/21/2036		202	86
0.513% due 09/19/2046		287	123
0.813% due 02/19/2034		1,817	822
5.849% due 08/19/2036		206	125
Homebanc Mortgage Trust
5.797% due 04/25/2037		509	355
Indymac IMSC Mortgage Loan Trust
0.494% due 07/25/2047		428	164
Indymac Index Mortgage Loan Trust
0.514% due 06/25/2047		399	166
0.524% due 05/25/2046		132	54
0.554% due 07/25/2035		119	53
Luminent Mortgage Trust
0.484% due 12/25/2036		556	218
0.494% due 12/25/2036		251	90
0.514% due 10/25/2046		223	92
MASTR Adjustable Rate Mortgages Trust
0.524% due 04/25/2046		363	149
0.614% due 05/25/2047		800	86
MASTR Alternative Loans Trust
0.714% due 03/25/2036		197	71
Merrill Lynch Mortgage-Backed Securities Trust
5.845% due 04/25/2037		479	258
Morgan Stanley Mortgage Loan Trust
5.380% due 06/25/2036		155	126
Residential Accredit Loans, Inc.
0.564% due 08/25/2037		373	148
5.880% due 02/25/2036		424	217
Residential Asset Securitization Trust
0.714% due 01/25/2046		480	220
Sequoia Mortgage Trust
5.102% due 01/20/2047		187	107
Structured Adjustable Rate Mortgage Loan Trust
6.000% due 03/25/2036		460	234
Structured Asset Mortgage Investments, Inc.
0.534% due 05/25/2046		427	170
WaMu Mortgage Pass-Through Certificates
2.080% due 01/25/2047		517	181
2.100% due 04/25/2047		767	321
2.139% due 03/25/2047		1,073	438
2.160% due 12/25/2046		480	164
2.877% due 01/25/2047		313	131
5.293% due 01/25/2037		381	223
5.468% due 04/25/2037		261	156
5.575% due 12/25/2036		231	149
5.581% due 12/25/2036		800	493
5.632% due 05/25/2037		638	413
5.928% due 09/25/2036		378	244
Washington Mutual Alternative Mortgage Pass-Through Certificates
2.310% due 05/25/2046		275	117
Wells Fargo Mortgage-Backed Securities Trust
0.814% due 07/25/2037		662	401

			14,798

U.S. GOVERNMENT AGENCIES 1.0%
Fannie Mae
5.500% due 05/01/2036 - 12/01/2036		619	640
Freddie Mac
0.702% due 03/09/2011 (e)		1,462	1,467
0.888% due 02/01/2011 (e)		5,960	5,952
0.926% due 05/04/2011 (e)		1,510	1,514
0.937% due 08/05/2011 (e)		430	430

			10,003

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
0.875% due 04/30/2011 (f)		1,050	1,047

Total United States (Cost $266,492)			241,634

SHORT-TERM INSTRUMENTS 11.6%
CERTIFICATES OF DEPOSIT 0.5%
Barclays Bank PLC
1.066% due 08/10/2009		5,030	5,029
Deutsche Bank NY
1.383% due 02/16/2010		200	198

			5,227

REPURCHASE AGREEMENTS 0.8%
Barclays Capital, Inc.
0.020% due 07/01/2009		1,000	1,000
(Dated 06/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2016 valued at $1,034. Repurchase proceeds are $1,000.)
0.100% due 07/01/2009		4,300	4,300
(Dated 06/30/2009. Collateralized by Freddie Mac 0.926% due 05/04/2011 valued at $4,431. Repurchase proceeds are $4,300.)
State Street Bank and Trust Co.
0.010% due 07/01/2009		2,198	2,198
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $2,245. Repurchase proceeds are $2,198.)

			7,498

U.S. TREASURY BILLS 2.4%
0.117% due 07/02/2009 - 07/30/2009 (b)(e)		23,250	23,249

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 7.9%
		7,529,274	75,361

Total Short-Term Instruments (Cost $111,337)			111,335

Total Investments 101.2% (Cost $1,047,179)			$968,850
Written Options (h) (0.2%)			(1,734)
(Premiums $1,246)
Other Assets and Liabilities (Net) (1.0%)			(9,750)

Net Assets 100.0%			$957,366

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Affiliated to the Fund.

(e) Securities with an aggregate market value of $31,328 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(f) Securities with an aggregate market value of $1,047 and cash of $307 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	72	$(36)
U.S. Treasury 10-Year Note September Futures	Long	09/2009	2	(2)

				$(38)

(g) Swap agreements outstanding on June 30, 2009:

Asset Swaps

Underlying Asset	Receive	Pay Floating Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond 10.000% due 07/15/2017	Cash Flow from Underlying Asset	6-Month USD-LIBOR	07/22/2017	DUB	$4,066	$(911)	$(455)	$(456)
Indonesia Government International Bond 11.000% due 12/15/2012	Cash Flow from Underlying Asset	6-Month USD-LIBOR	12/17/2012	BCLY	8,017	(1,144)	78	(1,222)
Indonesia Government International Bond 11.000% due 10/15/2014	Cash Flow from Underlying Asset	6-Month USD-LIBOR	10/17/2014	BCLY	67,470	(10,774)	(2,347)	(8,427)
Malaysia Government International Bond 3.756% due 04/28/2011	Cash Flow from Underlying Asset	6-Month USD-LIBOR	05/02/2011	BCLY	36,140	321	152	169
Malaysia Government International Bond 4.262% due 09/15/2016	Cash Flow from Underlying Asset	6-Month USD-LIBOR	09/19/2016	CITI	30,052	(1,179)	915	(2,094)

						$(13,687)	$(1,657)	$(12,030)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY	BRL	32,900	$176	$(47)	$223
Pay	1-Year BRL-CDI	14.415%	01/02/2012	BCLY		68,600	2,264	(566)	2,830
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		264,400	9,964	1,876	8,088
Pay	1-Year BRL-CDI	14.770%	01/02/2012	BCLY		47,100	1,778	0	1,778
Pay	3-Month MYR- KLIBOR	3.200%	12/03/2013	BCLY	MYR	59,000	(242)	0	(242)
Pay	3-Month MYR- KLIBOR	2.980%	12/09/2013	BCLY		11,780	(83)	0	(83)
Pay	3-Month MYR- KLIBOR	2.825%	01/06/2014	DUB		29,590	(259)	0	(259)
Pay	3-Month ZAR- JIBOR	9.155%	10/19/2014	BCLY	ZAR	483,000	1,336	(2,203)	3,539
Pay	6-Month EUR- LIBOR	4.500%	03/18/2016	JPM	EUR	11,149	1,320	(120)	1,440
Pay	6-Month THB- THBFIX Reuters	2.780%	01/23/2014	HSBC	THB	78,730	(75)	0	(75)
Pay	6-Month THB- THBFIX Reuters	2.870%	02/04/2014	BCLY		106,060	(96)	0	(96)
Pay	6-Month THB- THBFIX Reuters	3.160%	04/21/2014	BCLY		136,500	(95)	0	(95)
Pay	6-Month THB- THBFIX Reuters	3.170%	04/21/2014	HSBC		68,250	(46)	0	(46)
Pay	6-Month THB- THBFIX Reuters	3.200%	04/22/2014	BCLY		105,400	(68)	0	(68)
Pay	6-Month THB- THBFIX Reuters	3.030%	04/24/2014	BCLY		65,700	(58)	0	(58)
Pay	28-Day MXN TIIE	9.190%	07/29/2015	JPM	MXN	1,096,000	6,698	0	6,698
Pay	28-Day MXN TIIE	9.850%	06/19/2018	MLP		204,831	1,818	641	1,177
Pay	28-Day MXN TIIE	9.440%	10/25/2018	BCLY		517,700	3,431	1,296	2,135
Pay	28-Day MXN TIIE	8.050%	12/26/2018	CITI		136,300	(90)	0	(90)
Pay	28-Day MXN TIIE	8.050%	12/26/2018	JPM		99,300	(65)	29	(94)

							$27,608	$906	$26,702

(h) Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$124.000	08/21/2009	3	$2	$0
Put - CBOT U.S. Treasury 10-Year Note September Futures	116.000	08/21/2009	3	2	5
Put - CME 90-Day Eurodollar September Futures	98.500	09/14/2009	82	19	3
Put - CME 90-Day Eurodollar September Futures	98.625	09/14/2009	53	8	3

				$31	$11

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	$91,000	$892	$1,177
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	1.750%	08/21/2009	38,000	90	139
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	2.500%	08/21/2009	19,000	92	30
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/21/2009	19,000	141	377

							$1,215	$1,723

(i) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	BCLY	6,981	08/2009	$368	$0	$368
Sell		BCLY	4,115	08/2009	0	(87)	(87)
Buy		CITI	20,419	08/2009	414	0	414
Sell		DUB	6,264	08/2009	0	(177)	(177)
Buy		HSBC	68,805	08/2009	1,665	0	1,665
Sell		HSBC	189,372	08/2009	0	(4,895)	(4,895)
Buy		JPM	45,154	08/2009	0	(39)	(39)
Buy		MLP	27,210	08/2009	125	(32)	93
Sell		MLP	5,904	08/2009	5	0	5
Buy		UBS	52,800	08/2009	816	0	816
Buy	CLP	BCLY	1,591,291	11/2009	249	0	249
Sell		BCLY	1,726,950	11/2009	0	(248)	(248)
Buy		CITI	7,016,075	11/2009	1,037	0	1,037
Sell		CITI	7,499,028	11/2009	11	(699)	(688)
Buy		DUB	2,286,341	11/2009	401	0	401
Sell		DUB	1,597,500	11/2009	0	(4)	(4)
Sell		HSBC	7,263,550	11/2009	10	(970)	(960)
Buy		JPM	15,000,000	11/2009	2,356	0	2,356
Sell		JPM	1,170,000	11/2009	0	(200)	(200)
Buy		CITI	1,581,269	11/2010	93	0	93
Buy	CNY	BCLY	51,947	07/2009	2	0	2
Sell		BOA	10,255	07/2009	0	(1)	(1)
Buy		CITI	7,337	07/2009	6	0	6
Sell		CITI	47,190	07/2009	0	(149)	(149)
Buy		DUB	30,838	07/2009	1	(5)	(4)
Sell		DUB	47,059	07/2009	0	(150)	(150)
Buy		JPM	45,132	07/2009	0	(393)	(393)
Sell		JPM	20,505	07/2009	0	(2)	(2)
Sell		RBS	10,245	07/2009	0	0	0
Buy		BCLY	107,576	09/2009	382	0	382
Sell		BCLY	97,295	09/2009	16	(3)	13
Sell		BOA	33,967	09/2009	24	0	24
Sell		CITI	68,279	09/2009	3	(6)	(3)
Buy		DUB	177,832	09/2009	325	(53)	272
Sell		DUB	41,473	09/2009	28	(1)	27
Buy		JPM	35,651	09/2009	119	0	119
Sell		JPM	27,244	09/2009	9	0	9
Buy		BCLY	68,823	03/2010	0	(125)	(125)
Sell		BCLY	15,535	03/2010	5	0	5
Sell		BOA	8,075	03/2010	1	0	1
Buy		CITI	15,479	03/2010	0	(19)	(19)
Sell		CITI	6,643	03/2010	4	0	4
Sell		DUB	20,804	03/2010	16	0	16
Sell		HSBC	6,392	03/2010	3	0	3
Buy		JPM	37,151	03/2010	0	(34)	(34)
Sell		JPM	60	03/2010	0	0	0
Buy	COP	BCLY	50,000,000	11/2009	2,036	0	2,036
Sell		BCLY	16,225,552	11/2009	0	(450)	(450)
Buy		CITI	13,140,000	11/2009	0	(1)	(1)
Sell		CITI	26,139,702	11/2009	0	(846)	(846)
Sell		HSBC	12,900,600	11/2009	104	(293)	(189)
Sell		JPM	9,114,000	11/2009	14	(175)	(161)
Sell		MSC	6,252,000	11/2009	146	0	146
Sell		RBS	7,467,000	11/2009	0	(409)	(409)
Buy	CZK	BCLY	16,712	07/2009	37	0	37
Buy		DUB	1,239	07/2009	7	0	7
Buy		HSBC	389	07/2009	1	0	1
Sell		HSBC	21,914	07/2009	0	(72)	(72)
Buy		JPM	3,574	07/2009	26	0	26
Sell		BCLY	16,712	11/2009	0	(38)	(38)
Sell	EUR	BCLY	1,733	07/2009	0	(13)	(13)
Buy		RBS	470	07/2009	8	0	8
Buy	GBP	CITI	829	07/2009	68	0	68
Sell		CITI	829	07/2009	0	(81)	(81)
Buy	HKD	BCLY	131	09/2009	0	0	0
Buy		BOA	338	09/2009	0	0	0
Buy		CITI	173	09/2009	0	0	0
Buy		DUB	184	09/2009	0	0	0
Buy		JPM	184	09/2009	0	0	0
Buy	HUF	BCLY	1,673,000	10/2009	593	0	593
Sell		BCLY	1,822,460	10/2009	0	(719)	(719)
Sell		CITI	852,827	10/2009	0	(296)	(296)
Buy		DUB	1,000,000	10/2009	491	0	491
Sell		DUB	777,065	10/2009	0	(8)	(8)
Buy		HSBC	741,832	10/2009	398	0	398
Sell		HSBC	7,689,668	10/2009	0	(3,791)	(3,791)
Sell		JPM	1,215,805	10/2009	0	(496)	(496)
Buy		UBS	1,670,000	10/2009	224	0	224
Buy	IDR	BCLY	139,766,000	11/2009	13	(229)	(216)
Sell		BCLY	360,461,000	11/2009	785	(123)	662
Sell		CITI	20,800,000	11/2009	24	0	24
Sell		HSBC	110,657,000	11/2009	262	0	262
Buy		JPM	172,050,000	11/2009	845	0	845
Sell		JPM	10,605,000	11/2009	0	(8)	(8)
Sell	ILS	JPM	486	11/2009	0	(2)	(2)
Sell	INR	BCLY	274	07/2009	0	0	0
Buy		BOA	660	07/2009	1	0	1
Buy		CITI	662	07/2009	1	0	1
Sell		CITI	829	07/2009	0	0	0
Buy		DUB	583	07/2009	1	0	1
Sell		HSBC	274	07/2009	0	0	0
Sell		JPM	275	07/2009	0	0	0
Sell		MSC	252	07/2009	0	0	0
Buy		BCLY	274	10/2009	0	0	0
Buy		CITI	833	10/2009	0	0	0
Buy		HSBC	274	10/2009	0	0	0
Buy		JPM	478,334	10/2009	81	0	81
Buy		MSC	252	10/2009	0	0	0
Sell	KRW	BCLY	2,464,400	07/2009	62	0	62
Sell		BOA	1,261,500	07/2009	8	0	8
Buy		HSBC	12,726,120	07/2009	0	(224)	(224)
Buy		JPM	18,136,546	07/2009	0	(360)	(360)
Sell		UBS	1,257,200	07/2009	12	0	12
Buy		CITI	295,200	11/2009	0	(7)	(7)
Buy	MXN	BCLY	431,309	11/2009	185	(2)	183
Sell		BCLY	41,040	11/2009	0	(52)	(52)
Sell		CITI	80,738	11/2009	5	(10)	(5)
Buy		DUB	17,081	11/2009	0	(1)	(1)
Sell		DUB	108,234	11/2009	29	(79)	(50)
Sell		HSBC	234,055	11/2009	4	(205)	(201)
Buy		JPM	921,801	11/2009	1,513	0	1,513
Sell		JPM	193,950	11/2009	0	(149)	(149)
Buy		MLP	483,175	11/2009	3,559	0	3,559
Buy	MYR	BCLY	229,191	08/2009	912	0	912
Sell		BCLY	14,200	08/2009	0	(34)	(34)
Sell		BOA	7,094	08/2009	0	(15)	(15)
Buy		CITI	35,626	08/2009	337	0	337
Sell		CITI	67,902	08/2009	9	(299)	(290)
Buy		DUB	380	08/2009	0	(1)	(1)
Sell		DUB	31,868	08/2009	0	(53)	(53)
Buy		HSBC	35,034	08/2009	411	0	411
Sell		HSBC	35,988	08/2009	0	(224)	(224)
Buy		JPM	25,547	08/2009	278	0	278
Sell		JPM	66,355	08/2009	16	(288)	(272)
Buy	PEN	CITI	54,862	07/2009	455	(65)	390
Sell		CITI	66,221	07/2009	0	(1,968)	(1,968)
Buy		DUB	23,817	07/2009	0	(57)	(57)
Sell		DUB	3,478	07/2009	0	(83)	(83)
Sell		HSBC	8,980	07/2009	14	0	14
Sell		HSBC	11,960	08/2009	29	0	29
Sell		MSC	8,985	08/2009	17	0	17
Sell		CITI	33,138	01/2010	60	0	60
Sell	PHP	BCLY	303,850	08/2009	1	(162)	(161)
Buy		BOA	148,500	08/2009	75	0	75
Buy		CITI	77,481	08/2009	2	(7)	(5)
Sell		CITI	300,886	08/2009	0	(238)	(238)
Sell		DUB	286,844	08/2009	0	(230)	(230)
Buy		BCLY	318,666	11/2009	0	(35)	(35)
Buy		CITI	364,489	11/2009	0	(47)	(47)
Buy	PLN	BCLY	156,646	11/2009	2,580	0	2,580
Sell		BCLY	23,118	11/2009	0	(223)	(223)
Buy		CITI	24	11/2009	0	0	0
Sell		CITI	6,626	11/2009	0	(71)	(71)
Buy		DUB	791	11/2009	16	0	16
Sell		DUB	5,572	11/2009	0	(11)	(11)
Sell		GSC	888	11/2009	0	(12)	(12)
Buy		HSBC	94,225	11/2009	633	0	633
Sell		HSBC	196,544	11/2009	19	(1,854)	(1,835)
Buy		JPM	15,378	11/2009	243	0	243
Sell		JPM	30,782	11/2009	0	(118)	(118)
Buy		MLP	77,073	11/2009	2,780	0	2,780
Sell		MSC	43	11/2009	0	0	0
Buy	RON	BCLY	31,477	08/2009	242	(1)	241
Buy		HSBC	12,088	08/2009	0	(12)	(12)
Sell		JPM	102,048	08/2009	0	(2,250)	(2,250)
Sell	RUB	HSBC	250,543	07/2009	0	(756)	(756)
Buy		JPM	250,543	07/2009	1,779	0	1,779
Sell	SGD	BOA	1,458	07/2009	0	(6)	(6)
Buy		CITI	18,567	07/2009	61	0	61
Sell		DUB	1,503	07/2009	0	(37)	(37)
Buy		HSBC	3,081	07/2009	0	(4)	(4)
Sell		HSBC	2,059	07/2009	0	(68)	(68)
Sell		JPM	7,197	07/2009	33	0	33
Sell		UBS	1,460	07/2009	0	(8)	(8)
Buy		HSBC	330	08/2009	1	0	1
Buy		JPM	5,645	08/2009	0	(4)	(4)
Buy	THB	BCLY	244,112	11/2009	38	0	38
Buy		CITI	381,071	11/2009	116	0	116
Buy		DUB	314,348	11/2009	77	0	77
Sell		DUB	68,720	11/2009	0	(13)	(13)
Buy		JPM	433,583	11/2009	36	(1)	35
Sell	TRY	BCLY	32,478	07/2009	2	(1,800)	(1,798)
Sell		CITI	9,695	07/2009	0	(233)	(233)
Buy		DUB	495	07/2009	34	0	34
Sell		GSC	2,038	07/2009	0	(68)	(68)
Buy		HSBC	48,356	07/2009	1,220	0	1,220
Sell		HSBC	141,577	07/2009	73	(4,648)	(4,575)
Buy		JPM	102,638	07/2009	5,359	0	5,359
Sell		JPM	18,801	07/2009	0	(685)	(685)
Buy		UBS	53,100	07/2009	770	0	770
Buy		BCLY	17,688	11/2009	10	(47)	(37)
Sell		BCLY	6,440	11/2009	0	(46)	(46)
Buy		CITI	1,524	11/2009	0	(1)	(1)
Buy		HSBC	50,000	11/2009	0	(77)	(77)
Sell		HSBC	25,237	11/2009	0	(318)	(318)
Sell	TWD	BCLY	178,691	08/2009	0	(188)	(188)
Sell		CITI	63,557	08/2009	0	(57)	(57)
Sell		DUB	82,681	08/2009	0	(83)	(83)
Sell		JPM	167,399	08/2009	0	(137)	(137)
Buy		CITI	268,501	11/2009	22	0	22
Buy		DUB	213,563	11/2009	32	0	32
Buy	ZAR	BCLY	197,181	11/2009	3,572	0	3,572
Sell		BCLY	954,415	11/2009	0	(9,098)	(9,098)
Buy		CITI	40,014	11/2009	435	0	435
Buy		DUB	168,474	11/2009	3,563	0	3,563
Buy		HSBC	16,047	11/2009	185	0	185
Sell		HSBC	225,172	11/2009	0	(2,930)	(2,930)
Buy		JPM	98,894	11/2009	2,404	0	2,404
Sell		JPM	72,887	11/2009	0	(1,436)	(1,436)
Buy		MLP	1,200,000	11/2009	28,845	0	28,845
Sell		UBS	19,244	11/2009	0	(80)	(80)

					$77,833	$(48,618)	$29,215

(j) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Brazil	$0	$86,544	$0	$86,544
Colombia	0	59,294	0	59,294
Hungary	0	104,324	0	104,324
Poland	0	91,058	0	91,058
Turkey	0	50,644	0	50,644
United States	0	241,634	0	241,634
Short-Term Instruments	75,361	35,974	0	111,335
Other Investments++	0	212,307	11,710	224,017

Investments, at value	$75,361	$881,779	$11,710	$968,850

Financial Derivative Instruments+++	$(38)	$54,182	$(12,029)	$42,115

Total	$75,323	$935,961	$(319)	$1,010,965

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Other Investments++	$3,248	$(157)	$0	$(766)	$3,128	$6,257	$11,710

Investments, at value	$3,248	$(157)	$0	$(766)	$3,128	$6,257	$11,710

Financial Derivative Instruments+++	$(26,351)	$0	$0	$0	$14,322	$0	$(12,029)

Total	$(23,103)	$(157)	$0	$(766)	$17,450	$6,257	$(319)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Emerging Markets Bond Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BRAZIL 11.3%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		$3,000	$2,963
6.500% due 06/10/2019		4,100	4,129
Brazil Government International Bond
5.875% due 01/15/2019		10,600	10,748
7.125% due 01/20/2037		3,260	3,553
8.000% due 01/15/2018		3,487	3,923
8.250% due 01/20/2034		36,780	43,860
8.750% due 02/04/2025		17,175	21,211
8.875% due 10/14/2019		11,076	13,623
8.875% due 04/15/2024		19,685	24,557
10.125% due 05/15/2027		39,100	54,349
10.250% due 01/10/2028	BRL	8,400	4,244
10.500% due 07/14/2014		$874	1,093
12.500% due 01/05/2016	BRL	2,000	1,138
12.750% due 01/15/2020		$3,750	5,719
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	43,974	19,614
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		$2,000	2,150
GTL Trade Finance, Inc.
7.250% due 10/20/2017		11,310	10,744
Petrobras International Finance Co.
7.875% due 03/15/2019		13,260	14,520
Vale Overseas Ltd.
6.250% due 01/11/2016		1,900	1,953
6.875% due 11/21/2036		15,100	14,399
8.250% due 01/17/2034		1,150	1,305

Total Brazil (Cost $227,162)			259,795

CHILE 1.6%
AES Gener S.A.
7.500% due 03/25/2014		$1,000	1,034
Banco Santander Chile
5.375% due 12/09/2014		3,000	2,858
Chile Government International Bond
5.500% due 01/15/2013		3,000	3,264
CODELCO, Inc.
5.625% due 09/21/2035		7,900	7,247
6.150% due 10/24/2036		8,200	8,231
7.500% due 01/15/2019		10,700	12,423
Enersis S.A.
7.375% due 01/15/2014		420	450

Total Chile (Cost $33,941)			35,507

COLOMBIA 5.1%
Colombia Government International Bond
7.375% due 01/27/2017		$36,475	39,448
7.375% due 03/18/2019		1,600	1,716
7.375% due 09/18/2037		18,140	18,594
8.250% due 12/22/2014		24,165	28,031
9.850% due 06/28/2027	COP	600,000	285
10.375% due 01/28/2033		$1,850	2,456
10.750% due 01/15/2013		7,535	9,155
11.750% due 02/25/2020		3,047	4,174
12.000% due 10/22/2015	COP	25,375,000	13,596

Total Colombia (Cost $115,747)			117,455

EGYPT 0.5%
Petroleum Export Ltd.
4.623% due 06/15/2010		$689	676
5.265% due 06/15/2011		4,605	4,444
Petroleum Export Ltd. II
6.340% due 06/20/2011		7,063	6,457

Total Egypt (Cost $12,191)			11,577

EL SALVADOR 0.3%
AES El Salvador Trust
6.750% due 02/01/2016		$10,260	7,380

Total El Salvador (Cost $10,147)			7,380

GERMANY 0.8%
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		$18,600	19,088

Total Germany (Cost $18,527)			19,088

GUATEMALA 0.1%
Guatemala Government Bond
9.250% due 08/01/2013		$2,030	2,228
10.250% due 11/08/2011		771	842

Total Guatemala (Cost $3,087)			3,070

INDIA 0.1%
NTPC Ltd.
5.875% due 03/02/2016		$1,900	1,692

Total India (Cost $1,853)			1,692

INDONESIA 5.0%
Indonesia Government International Bond
6.625% due 02/17/2037		$2,000	1,623
6.875% due 03/09/2017		27,100	26,488
6.875% due 01/17/2018		14,400	13,752
7.750% due 01/17/2038		1,775	1,645
10.375% due 05/04/2014		3,300	3,766
11.625% due 03/04/2019		25,590	32,447
Majapahit Holding BV
7.250% due 10/17/2011		7,405	7,294
7.250% due 06/28/2017		10,600	9,051
7.750% due 10/17/2016		1,050	929
7.875% due 06/29/2037		23,600	17,942

Total Indonesia (Cost $121,644)			114,937

IRELAND 0.0%
TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		$250	222

Total Ireland (Cost $159)			222

KAZAKHSTAN 0.9%
Intergas Finance BV
6.375% due 05/14/2017		$7,425	5,677
6.875% due 11/04/2011		625	566
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		16,343	14,757

Total Kazakhstan (Cost $24,103)			21,000

LUXEMBOURG 0.1%
Gaz Capital S.A.
8.146% due 04/11/2018		$1,200	1,125

Total Luxembourg (Cost $1,100)			1,125

MALAYSIA 1.0%
Petroliam Nasional Bhd.
7.625% due 10/15/2026		$14,550	16,842
7.750% due 08/15/2015		1,690	1,969
Petronas Capital Ltd.
7.875% due 05/22/2022		3,000	3,633

Total Malaysia (Cost $22,717)			22,444

MEXICO 11.0%
America Movil SAB de C.V.
5.625% due 11/15/2017		$8,400	8,251
5.750% due 01/15/2015		12,700	12,877
8.460% due 12/18/2036	MXN	10,900	615
C5 Capital SPV Ltd.
6.196% due 12/31/2049		$6,935	3,679
C8 Capital SPV Ltd.
6.640% due 12/29/2049		15,200	7,959
C10 Capital SPV Ltd.
6.722% due 12/31/2049		5,700	2,922
Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		1,775	1,279
Kansas City Southern de Mexico S.A. de C.V.
7.375% due 06/01/2014		1,000	845
Mexican Bonos
7.750% due 12/14/2017	MXN	88,992	6,622
Mexico Government International Bond
5.950% due 03/19/2019		$20,300	20,604
6.750% due 09/27/2034		40,238	40,781
7.500% due 04/08/2033		24,715	27,248
8.000% due 09/24/2022		16,880	20,045
8.300% due 08/15/2031		1,920	2,299
Pemex Finance Ltd.
9.030% due 02/15/2011		12,656	13,544
9.690% due 08/15/2009		231	233
Pemex Project Funding Master Trust
5.750% due 03/01/2018		4,300	3,978
6.625% due 06/15/2035		30,600	27,803
6.625% due 06/15/2038		2,200	1,914
9.125% due 10/13/2010		110	119
Petroleos Mexicanos
8.000% due 05/03/2019		43,900	47,851
Telefonos de Mexico SAB de C.V.
5.500% due 01/27/2015		1,000	1,004
8.750% due 01/31/2016	MXN	10,000	731

Total Mexico (Cost $254,702)			253,203

NETHERLANDS 0.2%
VTB Europe Finance BV
1.966% due 10/06/2009		$5,000	5,080

Total Netherlands (Cost $4,974)			5,080

PANAMA 4.4%
AES Panama S.A.
6.350% due 12/21/2016		$9,030	8,592
Panama Government International Bond
6.700% due 01/26/2036		11,713	11,420
7.125% due 01/29/2026		22,425	23,322
7.250% due 03/15/2015		120	131
9.375% due 04/01/2029		45,294	57,071

Total Panama (Cost $97,979)			100,536

PERU 1.3%
Peru Government International Bond
6.550% due 03/14/2037		$4,147	4,043
7.350% due 07/21/2025		1,000	1,075
8.375% due 05/03/2016		15,200	17,594
8.750% due 11/21/2033		4,795	5,862

Total Peru (Cost $27,016)			28,574

PHILIPPINES 3.1%
Philippines Government International Bond
7.750% due 01/14/2031		$7,650	7,994
8.250% due 01/15/2014		600	667
8.375% due 02/15/2011		3,800	4,114
8.375% due 06/17/2019		22,230	25,676
8.875% due 03/17/2015		6,000	6,870
9.875% due 01/15/2019		6,120	7,528
10.625% due 03/16/2025		14,000	18,340

Total Philippines (Cost $67,310)			71,189

QATAR 0.6%
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		$722	718
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		8,850	8,153
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016		1,000	982
5.838% due 09/30/2027		895	752
6.332% due 09/30/2027		3,250	2,804

Total Qatar (Cost $13,828)			13,409

RUSSIA 18.2%
Gaz Capital S.A.
5.875% due 06/01/2015	EUR	7,650	9,163
6.212% due 11/22/2016		$27,200	23,058
6.510% due 03/07/2022		36,300	27,584
7.288% due 08/16/2037		25,575	19,409
8.625% due 04/28/2034		800	787
Gazprom International S.A.
7.201% due 02/01/2020		22,212	21,222
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		16,160	13,978
7.175% due 05/16/2013		6,500	6,207
9.000% due 06/11/2014		14,050	14,261
Russia Government International Bond
7.500% due 03/31/2030		150,765	149,912
8.250% due 03/31/2010		667	688
12.750% due 06/24/2028		13,275	19,448
TNK-BP Finance S.A.
6.125% due 03/20/2012		3,900	3,617
6.625% due 03/20/2017		31,250	24,838
6.875% due 07/18/2011		4,000	3,905
7.500% due 07/18/2016		12,050	10,529
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		8,700	8,445
8.700% due 08/07/2018		27,400	26,413
UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,000	975
VTB Capital S.A.
2.716% due 11/02/2009		23,500	23,358
6.609% due 10/31/2012		6,600	6,220
6.875% due 05/29/2018		100	90
7.500% due 10/12/2011		3,000	3,000

Total Russia (Cost $451,703)			417,107

SOUTH AFRICA 3.2%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	17,289
5.875% due 05/30/2022		$5,690	5,235
6.500% due 06/02/2014		14,580	15,345
6.875% due 05/27/2019		27,900	28,807
7.375% due 04/25/2012		5,580	6,005

Total South Africa (Cost $68,388)			72,681

SOUTH KOREA 0.4%
Export-Import Bank of Korea
4.500% due 08/12/2009		$1,300	1,300
Korea Development Bank
1.507% due 10/20/2009		4,192	4,161
5.300% due 01/17/2013		2,800	2,769

Total South Korea (Cost $8,256)			8,230

TRINIDAD AND TOBAGO 0.4%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$10,200	8,457

Total Trinidad And Tobago (Cost $10,149)			8,457

TUNISIA 1.2%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	7,100	8,322
4.750% due 04/07/2011		450	647
7.375% due 04/25/2012		$16,022	17,223
8.250% due 09/19/2027		1,680	1,739

Total Tunisia (Cost $27,276)			27,931

TURKEY 0.1%
Turkey Government International Bond
7.250% due 03/15/2015		$1,285	1,343
9.000% due 06/30/2011		1,600	1,724

Total Turkey (Cost $3,004)			3,067

UNITED ARAB EMIRATES 0.7%
Emirate of Abu Dhabi
6.750% due 04/08/2019		$15,000	15,548

Total United Arab Emirates (Cost $14,888)			15,548

UNITED KINGDOM 0.7%
Barclays Bank PLC
7.434% due 09/29/2049		$1,000	671
10.179% due 06/12/2021		9,040	9,661
HBOS PLC
6.750% due 05/21/2018		7,500	5,670

Total United Kingdom (Cost $17,470)			16,002

UNITED STATES 32.9%
ASSET-BACKED SECURITIES 0.1%
Morgan Stanley Mortgage Loan Trust
0.674% due 04/25/2037		$800	292
5.726% due 10/25/2036		500	347
6.000% due 07/25/2047		434	288
Securitized Asset-Backed Receivables LLC Trust
0.444% due 05/25/2037		248	154

			1,081

CORPORATE BONDS & NOTES 2.1%
American International Group, Inc.
1.217% due 10/18/2011		10,000	6,457
4.950% due 03/20/2012		500	340
5.000% due 06/26/2017	EUR	700	501
5.750% due 03/15/2067	GBP	1,300	439
8.175% due 05/15/2058		$15,400	4,397
8.250% due 08/15/2018		1,700	1,002
8.625% due 05/22/2038	GBP	200	79
Bank of America Corp.
5.650% due 05/01/2018		$3,900	3,452
Bank of America N.A.
0.909% due 06/15/2016		500	372
Bear Stearns Cos. LLC
4.650% due 07/02/2018		741	656
5.700% due 11/15/2014		155	158
Citigroup Capital XXI
8.300% due 12/21/2077		8,960	6,998
Citigroup, Inc.
8.400% due 04/29/2049 (a)		10,450	7,851
Goldman Sachs Group, Inc.
1.059% due 03/22/2016		500	424
5.950% due 01/18/2018		1,610	1,564
6.750% due 10/01/2037		4,715	4,199
JPMorgan Chase Bank N.A.
5.875% due 06/13/2016		600	579
Pemex Project Funding Master Trust
1.250% due 12/03/2012		1,200	1,128
1.929% due 06/15/2010		2,300	2,266
Wachovia Bank N.A.
1.806% due 05/14/2010		2,190	2,191
Wells Fargo Bank N.A.
4.750% due 02/09/2015		500	475
Wells Fargo Capital XIII
7.700% due 12/29/2049		4,300	3,572

			49,100

MORTGAGE-BACKED SECURITIES 3.3%
Adjustable Rate Mortgage Trust
5.383% due 11/25/2035		706	485
American Home Mortgage Assets
0.504% due 05/25/2046		1,747	645
0.504% due 09/25/2046		571	241
2.040% due 02/25/2047		834	274
2.260% due 11/25/2046		1,054	483
Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051		2,220	1,565
5.837% due 06/10/2049		3,900	2,771
5.929% due 05/10/2045		2,300	1,925
5.935% due 02/10/2051		4,500	3,642
Banc of America Funding Corp.
5.357% due 11/20/2035		633	387
5.888% due 04/25/2037		700	438
Bear Stearns Adjustable Rate Mortgage Trust
4.991% due 01/25/2035		108	80
5.733% due 02/25/2036		421	248
Chase Mortgage Finance Corp.
5.426% due 03/25/2037		776	476
Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049		2,191	1,738
Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035		2,164	1,572
4.685% due 03/25/2034		167	144
5.672% due 07/25/2046		545	291
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048		3,400	2,777
5.886% due 11/15/2044		1,400	1,120
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		3,800	2,781
Countrywide Alternative Loan Trust
0.474% due 02/25/2047		1,338	505
0.484% due 01/25/2037		600	234
0.494% due 05/25/2047		4,007	1,506
0.495% due 02/20/2047		1,409	549
0.510% due 12/20/2046		2,166	870
0.524% due 07/25/2046		259	111
0.564% due 09/25/2046		700	58
0.644% due 11/20/2035		695	315
0.824% due 11/20/2035		500	64
2.340% due 12/25/2035		911	413
2.340% due 02/25/2036		830	382
5.750% due 03/25/2037		500	229
6.250% due 11/25/2036		539	371
Countrywide Home Loan Mortgage Pass-Through Trust
0.544% due 05/25/2035		299	133
0.664% due 02/25/2036		482	87
5.373% due 02/25/2047		482	247
5.550% due 04/20/2036		455	302
5.575% due 03/25/2037		460	215
6.069% due 09/25/2047		323	190
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039		1,600	1,124
5.863% due 02/25/2037		500	222
CS First Boston Mortgage Securities Corp.
3.755% due 06/25/2033		1,296	1,080
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036		600	382
6.172% due 06/25/2036		798	425
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.384% due 01/25/2047		667	605
0.394% due 02/25/2037		775	716
0.394% due 03/25/2037		472	463
5.000% due 10/25/2018		506	484
5.500% due 12/25/2035		700	396
5.590% due 10/25/2035		463	239
5.869% due 10/25/2036		500	271
5.886% due 10/25/2036		500	271
6.300% due 07/25/2036		700	351
Harborview Mortgage Loan Trust
0.505% due 08/21/2036		320	136
0.513% due 09/19/2046		410	176
0.553% due 03/19/2036		6,673	2,817
5.849% due 08/19/2036		284	172
Homebanc Mortgage Trust
5.866% due 04/25/2037		600	286
Impac Secured Assets CMN Owner Trust
0.394% due 01/25/2037		751	705
Indymac IMSC Mortgage Loan Trust
0.494% due 07/25/2047		606	233
Indymac INDA Mortgage Loan Trust
5.862% due 08/25/2036		600	333
Indymac Index Mortgage Loan Trust
0.514% due 06/25/2047		573	238
0.524% due 05/25/2046		191	79
0.554% due 07/25/2035		168	74
0.614% due 06/25/2037		448	140
5.369% due 10/25/2035		527	327
5.800% due 06/25/2036		600	250
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		2,900	2,231
5.429% due 12/12/2043		2,060	1,671
5.794% due 02/12/2051		3,600	2,699
5.935% due 02/12/2049		2,100	1,594
JPMorgan Mortgage Trust
4.873% due 04/25/2035		479	426
5.377% due 08/25/2035		600	465
5.397% due 11/25/2035		745	615
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		630	460
5.430% due 02/15/2040		4,100	2,975
Luminent Mortgage Trust
0.484% due 12/25/2036		919	362
0.494% due 12/25/2036		437	157
0.514% due 10/25/2046		323	133
MASTR Adjustable Rate Mortgages Trust
0.524% due 04/25/2046		516	212
MASTR Alternative Loans Trust
0.714% due 03/25/2036		296	106
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		600	416
Merrill Lynch Mortgage Investors, Inc.
0.524% due 02/25/2036		4,393	2,373
Merrill Lynch Mortgage-Backed Securities Trust
5.845% due 04/25/2037		627	337
Morgan Stanley Capital I
5.809% due 12/12/2049		4,800	3,671
6.076% due 06/11/2049		400	302
Morgan Stanley Mortgage Loan Trust
5.380% due 06/25/2036		223	182
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047		500	292
Residential Accredit Loans, Inc.
0.564% due 08/25/2037		513	204
0.584% due 05/25/2046		1,000	110
0.614% due 08/25/2035		397	182
0.714% due 10/25/2045		419	191
Residential Asset Securitization Trust
0.714% due 01/25/2046		686	315
Sequoia Mortgage Trust
5.102% due 01/20/2047		263	150
Structured Adjustable Rate Mortgage Loan Trust
5.246% due 05/25/2036		1,200	497
5.376% due 11/25/2035		465	277
5.411% due 09/25/2036		600	329
6.000% due 10/25/2037		474	221
Structured Asset Mortgage Investments, Inc.
0.534% due 05/25/2036		3,723	1,478
0.534% due 05/25/2046		575	229
TBW Mortgage-Backed Pass-Through Certificates
0.424% due 01/25/2037		1,334	1,211
5.970% due 09/25/2036		600	301
Wachovia Bank Commercial Mortgage Trust
5.617% due 05/15/2046		600	522
WaMu Mortgage Pass-Through Certificates
2.080% due 01/25/2047		891	312
2.100% due 04/25/2047		1,135	474
2.139% due 03/25/2047		1,620	662
2.160% due 12/25/2046		680	233
2.877% due 01/25/2047		316	132
3.711% due 03/25/2034		527	443
5.293% due 01/25/2037		567	332
5.468% due 04/25/2037		392	235
5.575% due 12/25/2036		366	236
5.581% due 12/25/2036		1,136	701
5.632% due 05/25/2037		883	571
5.928% due 09/25/2036		588	379
Washington Mutual Alternative Mortgage Pass-Through Certificates
2.310% due 05/25/2046		379	161

			76,626

U.S. GOVERNMENT AGENCIES 27.2%
Fannie Mae
5.500% due 03/01/2036 - 11/01/2038		174,708	180,575
5.500% due 05/01/2037 - 09/01/2038 (e)		72,925	75,372
6.000% due 08/01/2037 - 12/01/2038		6,423	6,723
6.000% due 09/01/2037 - 10/01/2038 (e)		83,358	87,254
6.000% due 09/01/2037 (e)(f)		72,444	75,830
Freddie Mac
0.888% due 02/01/2011 (d)		22,371	22,339
0.926% due 05/04/2011 (d)		108,647	108,927
0.937% due 08/05/2011 (d)		63,000	63,023
1.268% due 04/01/2011 (d)		1,193	1,197
5.500% due 07/01/2038 - 08/01/2038 (f)		2,175	2,248

			623,488

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes
0.875% due 04/30/2011 (f)		4,059	4,048

Total United States (Cost $786,754)			754,343

URUGUAY 1.4%
Uruguay Government International Bond
5.000% due 09/14/2018	UYU	61,518	2,439
7.625% due 03/21/2036		$200	194
7.875% due 01/15/2033		1,000	975
8.000% due 11/18/2022		21,997	23,097
9.250% due 05/17/2017		5,000	5,750

Total Uruguay (Cost $32,757)			32,455

	SHARES
VENEZUELA 0.0%
Venezuela Government International Bond Warrants
0.000% due 04/15/2020		3,500	117

Total Venezuela (Cost $0)			117

	PRINCIPAL AMOUNT (000s)
VIETNAM 0.2%
Vietnam Government International Bond
4.000% due 03/12/2028		$5,000	3,866

Total Vietnam (Cost $4,295)			3,866

VIRGIN ISLANDS (BRITISH) 0.0%
GTL Trade Finance, Inc.
7.250% due 10/20/2017		$260	247

Total Virgin Islands (British) (Cost $249)			247

SHORT-TERM INSTRUMENTS 2.4%
REPURCHASE AGREEMENTS 0.3%
Credit Suisse Securities (USA) LLC
0.070% due 07/01/2009		$1,000	1,000
(Dated 06/30/2009. Collateralized by Fannie Mae 6.000% due 05/15/2011 valued at $1,025. Repurchase proceeds are $1,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2009		5,534	5,534
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $5,649. Repurchase proceeds are $5,534.)

			6,534

U.S. TREASURY BILLS 0.1%
4.682% due 07/02/2009 - 07/30/2009 (b)(d)(f)		3,611	3,611

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 2.0%
		4,575,092	45,792

Total Short-Term Instruments (Cost $55,941)			55,937

Total Investments 109.2% (Cost $2,539,317)			$2,503,271
Written Options (h) (0.0%) (Premiums $328)			(247)
Other Assets and Liabilities (Net) (9.2%)			(209,803)

Net Assets 100.0%			$2,293,221

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Affiliated to the Fund.

(d) Securities with an aggregate market value of $11,823 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(e) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $211,637 at a weighted average interest rate of 0.399%. On June 30, 2009, securities valued at $222,020 were pledged as collateral for reverse repurchase agreements.

(f) Securities with an aggregate market value of $9,301 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	7,272	$(4,704)

(g) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	CSFB	2.066%	03/20/2013	16.024%	$16,000	$(5,458)	$0	$(5,458)
Brazil Government International Bond	BCLY	3.100%	11/20/2009	0.794%	5,000	64	0	64
Brazil Government International Bond	BCLY	1.360%	08/20/2011	1.177%	6,500	57	0	57
Brazil Government International Bond	BCLY	1.370%	08/20/2011	1.177%	8,000	72	0	72
Brazil Government International Bond	CSFB	3.250%	12/20/2009	0.793%	5,900	74	0	74
Brazil Government International Bond	DUB	3.050%	12/20/2009	0.793%	5,500	63	0	63
Brazil Government International Bond	DUB	1.400%	05/20/2010	0.915%	11,450	81	0	81
Brazil Government International Bond	MLP	1.950%	04/20/2016	1.867%	16,500	144	0	144
Brazil Government International Bond	UBS	1.030%	07/20/2017	1.934%	3,875	(215)	0	(215)
CEMEX SAB de C.V.	JPM	1.050%	12/20/2016	8.875%	6,600	(2,090)	0	(2,090)
Colombia Government International Bond	BCLY	0.780%	07/20/2012	1.621%	4,500	(95)	0	(95)
Colombia Government International Bond	BCLY	0.790%	07/20/2012	1.621%	2,000	(42)	0	(42)
Colombia Government International Bond	DUB	2.150%	05/20/2010	1.033%	11,970	169	0	169
Colombia Government International Bond	JPM	1.060%	01/20/2012	1.527%	5,000	(34)	0	(34)
Colombia Government International Bond	MSC	1.640%	08/20/2011	1.426%	6,200	65	0	65
Colombia Government International Bond	UBS	1.070%	01/20/2012	1.527%	3,000	(20)	0	(20)
Indonesia Government International Bond	CITI	1.580%	12/20/2011	2.930%	3,400	(107)	0	(107)
Indonesia Government International Bond	CITI	2.290%	12/20/2016	3.211%	1,300	(70)	0	(70)
Indonesia Government International Bond	RBS	1.525%	12/20/2011	2.930%	7,000	(228)	0	(228)
Indonesia Government International Bond	RBS	2.360%	09/20/2016	3.206%	9,900	(476)	0	(476)
Indonesia Government International Bond	RBS	2.385%	09/20/2016	3.206%	3,100	(145)	0	(145)
Indonesia Government International Bond	RBS	2.480%	09/20/2016	3.206%	2,000	(82)	0	(82)
Indonesia Government International Bond	RBS	2.430%	12/20/2016	3.211%	2,000	(91)	0	(91)
Indonesia Government International Bond	UBS	2.320%	06/20/2013	3.049%	8,000	(204)	0	(204)
Mexico Government International Bond	BCLY	2.970%	11/20/2009	1.180%	5,000	53	0	53
Mexico Government International Bond	CSFB	2.950%	12/20/2009	1.180%	1,400	13	0	13
Mexico Government International Bond	DUB	2.850%	12/20/2009	1.180%	200	2	0	2
Mexico Government International Bond	DUB	2.950%	12/20/2009	1.180%	200	2	0	2
Mexico Government International Bond	HSBC	2.900%	12/20/2009	1.180%	1,000	9	0	9
Mexico Government International Bond	JPM	3.000%	12/20/2009	1.180%	4,000	38	0	38
Mexico Government International Bond	JPM	3.030%	12/20/2009	1.180%	10,000	96	0	96
Mexico Government International Bond	MLP	2.100%	05/20/2010	1.280%	80	1	0	1
Mexico Government International Bond	RBS	2.850%	12/20/2009	1.180%	3,000	26	0	26
Mexico Government International Bond	UBS	4.780%	03/20/2014	1.994%	15,000	2,022	0	2,022
Mexico Government International Bond	UBS	0.695%	01/20/2017	2.152%	2,700	(237)	0	(237)
Peru Government International Bond	BCLY	1.920%	03/20/2013	1.485%	5,000	104	0	104
Peru Government International Bond	MSC	1.220%	10/20/2011	1.181%	6,350	21	0	21
Peru Government International Bond	MSC	1.960%	10/20/2016	1.889%	3,000	25	0	25
Petroleos Mexicanos	JPM	1.130%	04/20/2016	2.430%	26,250	(1,889)	0	(1,889)
Philippines Government International Bond	BCLY	1.920%	09/20/2012	1.962%	5,500	(4)	0	(4)
Philippines Government International Bond	BCLY	2.250%	09/20/2012	1.962%	6,500	61	0	61
Philippines Government International Bond	BCLY	2.320%	03/20/2013	2.020%	35,000	385	0	385
Philippines Government International Bond	BCLY	2.300%	06/20/2013	2.044%	7,000	70	0	70
Philippines Government International Bond	BCLY	2.510%	09/20/2017	2.281%	1,250	20	0	20
Philippines Government International Bond	BCLY	2.530%	09/20/2017	2.281%	1,250	21	0	21
Philippines Government International Bond	CITI	1.950%	03/20/2013	2.020%	30,000	(58)	0	(58)
Philippines Government International Bond	CITI	2.000%	03/20/2013	2.020%	18,550	(4)	0	(4)
Philippines Government International Bond	CITI	2.140%	03/20/2013	2.020%	8,000	38	0	38
Philippines Government International Bond	CITI	2.340%	03/20/2013	2.020%	9,600	112	0	112
Philippines Government International Bond	CITI	2.380%	03/20/2013	2.020%	17,000	223	0	223
Philippines Government International Bond	CITI	1.770%	12/20/2017	2.289%	24,100	(835)	0	(835)
Philippines Government International Bond	CITI	2.730%	03/20/2018	2.297%	9,800	299	0	299
Philippines Government International Bond	DUB	2.340%	03/20/2013	2.020%	13,700	160	0	160
Philippines Government International Bond	MSC	1.770%	09/20/2012	1.962%	1,900	(10)	0	(10)
Philippines Government International Bond	MSC	2.440%	09/20/2017	2.281%	6,200	69	0	69
Philippines Government International Bond	UBS	1.790%	09/20/2012	1.962%	7,960	(38)	0	(38)
Republic of Korea Government Bond	DUB	3.750%	12/20/2009	1.595%	3,800	43	0	43
Republic of Korea Government Bond	JPM	3.430%	12/20/2009	1.595%	5,400	52	0	52
Republic of Korea Government Bond	JPM	3.800%	12/20/2009	1.595%	10,000	115	0	115
Republic of Korea Government Bond	RBS	3.350%	12/20/2009	1.595%	1,100	10	0	10
Republic of Korea Government Bond	RBS	3.650%	12/20/2009	1.595%	2,000	21	0	21
Republic of Korea Government Bond	UBS	3.850%	12/20/2009	1.595%	3,000	35	0	35
RSHB Capital S.A.	CSFB	1.870%	10/20/2012	4.427%	6,900	(496)	0	(496)
RSHB Capital S.A. for OJSC Russian Agricultural Bank	GSC	1.380%	10/20/2011	4.468%	5,000	(319)	0	(319)
RSHB Capital S.A. for OJSC Russian Agricultural Bank	MSC	2.000%	10/20/2012	4.427%	13,000	(882)	0	(882)
Russia Government International Bond	BCLY	7.000%	11/20/2009	1.770%	5,000	144	0	144
Uruguay Government International Bond	DUB	1.050%	01/20/2012	3.370%	12,000	(616)	0	(616)

						$(9,666)	$0	$(9,666)

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	$20,807	$246	$0	$246
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	7,000	84	0	84
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	3,500	43	0	43
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012	4,570	53	0	53
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	7,000	84	0	84
CDX.IG-9 5-Year Index 30-100%	GSC	0.720%	12/20/2012	56,393	703	0	703

					$1,213	$0	$1,213

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	BCLY	BRL	36,000	$27	$0	$27
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		4,000	3	5	(2)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	JPM		60,600	46	76	(30)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		176,900	133	239	(106)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		133,200	713	557	156
Pay	1-Year BRL-CDI	11.650%	01/02/2012	JPM		152,400	817	730	87
Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP		114,300	613	609	4
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC		$3,500	6	(65)	71
Pay	28-Day MXN TIIE	8.660%	01/31/2019	BCLY	MXN	43,700	114	223	(109)
Pay	28-Day MXN TIIE	8.660%	01/31/2019	CITI		633,000	1,635	1,225	410
Pay	28-Day MXN TIIE	8.660%	01/31/2019	HSBC		51,700	135	(59)	194
Pay	28-Day MXN TIIE	8.950%	02/19/2019	JPM		82,000	324	0	324
Pay	28-Day MXN TIIE	7.780%	04/09/2019	DUB		71,000	(161)	53	(214)

							$4,405	$3,593	$812

(h) Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$120.000	08/21/2009	5	$2	$2
Put - CBOT U.S. Treasury 10-Year Note September Futures	112.000	08/21/2009	5	2	3
Put - CME 90-Day Eurodollar September Futures	98.500	09/14/2009	137	31	6

				$35	$11

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	2.950%	08/21/2009	$17,000	$123	$97
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	17,000	84	88
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	24,600	86	51

							$293	$236

(i) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	07/01/2039	$25,000	$25,799	$25,801
Fannie Mae	6.000%	07/01/2039	17,000	17,747	17,767
Freddie Mac	5.000%	07/01/2024	500	511	517

				$44,057	$44,085

(j) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	JPM	45,081	08/2009	$795	$0	$795
Sell		MLP	45,081	08/2009	0	(1,884)	(1,884)
Buy	CLP	BCLY	1,239,857	11/2009	194	0	194
Sell		CITI	1,300,184	11/2009	0	(194)	(194)
Buy		JPM	60,327	11/2009	7	0	7
Buy	CNY	BCLY	57,280	09/2009	112	0	112
Buy		CITI	36,926	09/2009	90	0	90
Buy		DUB	167,549	09/2009	367	0	367
Buy		HSBC	74,676	09/2009	171	0	171
Buy		JPM	83,591	09/2009	228	0	228
Sell	COP	BCLY	32,025,818	11/2009	0	(816)	(816)
Sell	EUR	BCLY	22,987	07/2009	0	(173)	(173)
Buy	GBP	CITI	1,116	07/2009	109	0	109
Sell		UBS	1,116	07/2009	0	(44)	(44)
Sell	HUF	BCLY	5,248,047	10/2009	0	(3,272)	(3,272)
Sell		DUB	6	10/2009	0	0	0
Buy		JPM	94	10/2009	0	0	0
Sell	MXN	BCLY	81,088	11/2009	0	(82)	(82)
Buy		DUB	93,717	11/2009	373	0	373
Sell		HSBC	3,486	11/2009	0	(4)	(4)
Buy		JPM	3,490	11/2009	21	0	21
Sell		JPM	9,023	11/2009	0	(17)	(17)
Buy	MYR	BCLY	535	08/2009	2	0	2
Buy		CITI	92	08/2009	1	0	1
Buy		HSBC	107	08/2009	1	0	1
Sell		JPM	734	08/2009	0	0	0
Sell	PHP	CITI	465	08/2009	0	0	0
Buy		JPM	465	08/2009	0	0	0
Buy	PLN	CITI	9,787	11/2009	53	0	53
Buy		DUB	50	11/2009	2	0	2
Sell		DUB	9,837	11/2009	0	(156)	(156)
Buy	SGD	CITI	11,669	07/2009	104	0	104
Sell		CITI	21,613	07/2009	0	(581)	(581)
Buy		HSBC	492	07/2009	0	(1)	(1)
Sell		HSBC	739	07/2009	0	(25)	(25)
Buy		JPM	10,191	07/2009	268	0	268
Buy	TRY	BCLY	23,043	07/2009	434	0	434
Sell		JPM	23,043	07/2009	0	(1,481)	(1,481)
Buy	ZAR	BCLY	284	11/2009	7	0	7
Sell		CITI	284	11/2009	0	(4)	(4)

					$3,339	$(8,734)	$(5,395)

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Brazil	$0	$259,795	$0	$259,795
Colombia	0	117,455	0	117,455
Indonesia	0	114,937	0	114,937
Mexico	0	253,203	0	253,203
Russia	0	417,107	0	417,107
United States	0	754,343	0	754,343
Other Investments++	45,792	524,520	16,119	586,431

Investments, at value	$45,792	$2,441,360	$16,119	$2,503,271

Short Sales, at value	$0	$(44,085)	$0	$(44,085)

Financial Derivative Instruments+++	$(4,704)	$(13,283)	$0	$(17,987)

Total	$41,088	$2,383,992	$16,119	$2,441,199

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Other Investments++	$2,449	$5,981	$0	$(404)	$2,806	$5,287	$16,119

Investments, at value	$2,449	$5,981	$0	$(404)	$2,806	$5,287	$16,119

Financial Derivative Instruments+++	$126	$0	$0	$0	$(122)	$(4)	$0

Total	$2,575	$5,981	$0	$(404)	$2,684	$5,283	$16,119

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Extended Duration Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 3.6%
ABX Financing Co.
6.350% due 10/15/2036	$10	$10
American International Group, Inc.
8.250% due 08/15/2018	2,300	1,355
EDF S.A.
6.950% due 01/26/2039	1,100	1,239
Gaz Capital S.A.
8.146% due 04/11/2018	700	640
Georgia-Pacific LLC
7.750% due 11/15/2029	30	24
GlaxoSmithKline Capital, Inc.
6.375% due 05/15/2038	900	981
Goldman Sachs Group, Inc.
1.187% due 02/06/2012	20	19
6.750% due 10/01/2037	200	178
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	900	868
United Technologies Corp.
6.125% due 07/15/2038	900	979
Wal-Mart Stores, Inc.
6.200% due 04/15/2038	500	538

Total Corporate Bonds & Notes (Cost $7,535)		6,831

MUNICIPAL BONDS & NOTES 1.7%
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	500	420
Clark County, Nevada School District General Obligation Bonds, (FSA Insured), Series 2005
5.000% due 06/15/2020	300	302
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	700	704
Florida State General Obligation Bonds, Series 2008
5.250% due 07/01/2037	300	304
Hamilton County, Ohio Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	300	91
Illinois State General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 11/01/2028	1,000	1,000
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	57
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	50	3
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	200	191
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	67

Total Municipal Bonds & Notes (Cost $3,220)		3,139

U.S. GOVERNMENT AGENCIES 29.2%
Fannie Mae
0.000% due 06/01/2017 - 10/03/2033	29,432	10,970
4.000% due 02/25/2019	100	99
5.000% due 08/25/2033 - 07/01/2039	7,706	7,842
5.500% due 04/25/2033 - 01/01/2039	6,995	7,228
5.625% due 07/15/2037	200	211
6.000% due 12/25/2034	132	144
6.210% due 08/06/2038	10,305	11,761
Federal Farm Credit Bank
5.750% due 12/07/2028	80	84
Financing Corp.
0.000% due 10/06/2016 - 09/26/2019	4,500	3,057
Freddie Mac
0.000% due 01/15/2031 - 07/15/2032	5,700	1,610
0.719% due 01/15/2033	2	2
5.000% due 02/15/2023 - 10/15/2033	121	121
5.500% due 02/15/2024	40	40
6.000% due 06/15/2035	212	231
8.250% due 06/01/2016	30	35
Ginnie Mae
5.500% due 10/20/2037	110	113
Residual Funding Strip
0.000% due 04/15/2030	21,700	7,851
Resolution Funding Corp.
0.000% due 04/15/2028	891	351
Small Business Administration
5.290% due 12/01/2027	533	558
Tennessee Valley Authority
4.500% due 04/01/2018	600	613
4.875% due 01/15/2048	100	92
5.500% due 06/15/2038	2,200	2,228

Total U.S. Government Agencies (Cost $56,890)		55,241

U.S. TREASURY OBLIGATIONS 97.8%
Treasury Inflation Protected Securities (b)
1.750% due 01/15/2028	305	288
2.000% due 01/15/2026	968	947
2.375% due 01/15/2025	2,262	2,323
2.375% due 01/15/2027	1,903	1,969
U.S. Treasury Bonds
5.375% due 02/15/2031	1,800	2,064
6.125% due 11/15/2027	1,500	1,847
6.500% due 11/15/2026	500	636
U.S. Treasury Strips
0.000% due 08/15/2020	1,500	935
0.000% due 11/15/2026	10,600	4,790
0.000% due 02/15/2027	41,800	18,937
0.000% due 11/15/2027	52,600	22,913
0.000% due 02/15/2028	12,100	5,186
0.000% due 11/15/2028	51,400	21,639
0.000% due 02/15/2029	36,700	15,303
0.000% due 08/15/2029	51,500	20,947
0.000% due 05/15/2030	27,800	10,934
0.000% due 02/15/2031	53,900	20,575
0.000% due 02/15/2036	57,100	17,877
0.000% due 02/15/2037	200	60
0.000% due 05/15/2039	54,300	14,848

Total U.S. Treasury Obligations (Cost $189,288)		185,018

MORTGAGE-BACKED SECURITIES 2.6%
Bear Stearns Adjustable Rate Mortgage Trust
2.900% due 03/25/2035	33	28
Countrywide Alternative Loan Trust
0.525% due 07/20/2046	2,054	794
Countrywide Home Loan Mortgage Pass-Through Trust
6.069% due 09/25/2047	1,265	745
CS First Boston Mortgage Securities Corp.
3.844% due 07/25/2033	4	3
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.384% due 01/25/2047	3	3
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	1,300	1,040
Harborview Mortgage Loan Trust
0.505% due 08/21/2036	1,136	482
Indymac Index Mortgage Loan Trust
0.504% due 09/25/2046	1,965	768
JPMorgan Chase Commercial Mortgage Securities Corp.
5.935% due 02/12/2049	20	15
Thornburg Mortgage Securities Trust
0.414% due 03/25/2037	73	64
WaMu Mortgage Pass-Through Certificates
2.070% due 01/25/2047	7	3
2.160% due 12/25/2046	2,743	940
3.127% due 10/25/2046	21	9
Wells Fargo Mortgage-Backed Securities Trust
4.517% due 11/25/2033	109	108

Total Mortgage-Backed Securities (Cost $7,099)		5,002

ASSET-BACKED SECURITIES 0.0%
Asset-Backed Securities Corp. Home Equity
0.364% due 12/25/2036	2	2
Bear Stearns Asset-Backed Securities Trust
5.062% due 07/25/2036	15	8
HSI Asset Securitization Corp. Trust
0.364% due 12/25/2036	108	66

Total Asset-Backed Securities (Cost $125)		76

SOVEREIGN ISSUES 2.7%
Israel Government AID Bond
0.000% due 05/15/2021	800	441
0.000% due 02/15/2023	3,400	1,695
0.000% due 05/15/2023	6,100	2,994

Total Sovereign Issues (Cost $5,346)		5,130

SHORT-TERM INSTRUMENTS 1.9%
REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 07/01/2009	326	326

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $335. Repurchase proceeds are $326.)
U.S. TREASURY BILLS 0.2%
0.127% due 07/02/2009 - 07/16/2009 (a)(d)(e)	342	342

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 1.5%
	290,755	$2,910

Total Short-Term Instruments (Cost $3,578)		3,578

Total Investments 139.5% (Cost $273,081)		$264,015
Other Assets and Liabilities (Net) (39.5%)		(74,789)

Net Assets 100.0%		$189,226

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Principal amount of security is adjusted for inflation.

(c) Affiliated to the Fund.

(d) Securities with an aggregate market value of $120 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(e) Securities with an aggregate market value of $222 have been pledged as collateral for delayed-delivery securities on June 30, 2009.

(f) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $45,579 at a weighted average interest rate of 0.350%. On June 30, 2009, there were no open reverse repurchase agreements.

(g) Cash of $98 has been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2010	28	$17
90-Day Euribor September Futures	Long	09/2010	28	26

				$43

(h) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	3.944%	$10	$0	$0	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	5.000%	12/19/2028	RBS	CAD	1,800	$(74)	$(14)	$(60)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$13,000	206	180	26
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	CSFB		22,700	360	309	51
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	DUB		4,800	76	70	6
Pay	3-Month USD-LIBOR	3.000%	06/16/2011	RBS		10,800	94	130	(36)
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC		1,000	2	(18)	20
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	BCLY	GBP	8,000	422	(36)	458
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	GSC		2,400	127	(10)	137
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	RBS		5,600	296	(25)	321

							$1,509	$586	$923

(i) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	07/01/2039	$4,100	$4,188	$4,231

(j) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	BCLY	10	07/2009	$0	$0	$0
Sell		BCLY	2,621	07/2009	0	0	0
Buy		DUB	3,604	07/2009	0	(23)	(23)
Sell		DUB	3,439	07/2009	1	0	1
Buy		HSBC	2,416	07/2009	0	(16)	(16)
Buy		JPM	30	07/2009	0	0	0
Buy		BCLY	1,403	09/2009	0	0	0
Buy		DUB	1,197	09/2009	0	0	0
Buy		BCLY	1,220	03/2010	0	0	0
Buy		BOA	24	03/2010	0	0	0
Buy		CITI	20	03/2010	0	0	0
Buy		DUB	2,238	03/2010	0	(2)	(2)
Sell		DUB	0	03/2010	0	0	0
Buy		HSBC	20	03/2010	0	0	0
Buy		JPM	0	03/2010	0	0	0
Sell	EUR	BCLY	129	07/2009	0	(1)	(1)
Sell	GBP	CITI	338	07/2009	0	(33)	(33)
Buy		MSC	322	07/2009	0	(2)	(2)
Buy		RBS	16	07/2009	1	0	1
Sell		MSC	322	08/2009	2	0	2
Sell	MXN	DUB	40,550	11/2009	0	(181)	(181)
Buy	MYR	BCLY	1,153	08/2009	5	0	5
Buy		CITI	205	08/2009	2	0	2
Buy		HSBC	237	08/2009	3	0	3
Buy	PHP	BCLY	2,123	08/2009	0	0	0
Buy		CITI	10,327	08/2009	0	(1)	(1)
Buy		DUB	900	08/2009	0	0	0
Buy	SGD	CITI	418	07/2009	8	0	8
Buy		DUB	334	07/2009	11	0	11
Buy		HSBC	87	07/2009	0	0	0
Buy		JPM	219	07/2009	6	0	6

					$39	$(259)	$(220)

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2009
U.S. Government Agencies	$0	$55,241	$0	$55,241
U.S. Treasury Obligations	0	185,018	0	185,018
Other Investments++	2,910	20,846	0	23,756
Investments, at value	$2,910	$261,105	$0	$264,015
Short Sales, at value	$0	$(4,231)	$0	$(4,231)
Financial Derivative Instruments+++	$43	$703	$0	$746

Total	$2,953	$257,577	$0	$260,530

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Floating Income Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 3.2%
Bausch & Lomb, Inc.
3.570% due 04/26/2015		$100	$92
3.848% due 04/26/2015		1,776	1,635
7.000% due 10/26/2015		100	92
Community Health Systems, Inc.
2.560% due 07/25/2014		105	95
2.924% due 07/25/2014		810	731
Cooper-Standard Automotive, Inc.
3.125% due 12/31/2011		1,954	1,290
CSC Holdings, Inc.
2.069% due 03/29/2016		1,925	1,848
Daimler Finance North America LLC
4.320% due 08/03/2012		1,924	1,792
FCI Connectors
3.520% due 03/09/2013		1,717	884
Freescale Semiconductor, Inc.
12.500% due 12/15/2014		585	516
Georgia-Pacific Corp.
2.319% due 12/20/2012		121	115
2.323% due 12/20/2012		411	389
2.650% due 12/20/2012		1,336	1,264
Hawaiian Telcom Communications, Inc.
4.750% due 06/01/2024 (a)		1,704	1,010
Headwaters, Inc.
5.600% due 04/30/2011		552	464
Hertz Corp.
2.080% due 12/21/2012		1	1
Idearc, Inc.
4.250% due 11/17/2014		889	384
Ineos Group Holdings PLC
7.501% due 10/07/2013		1,107	804
8.001% due 10/07/2014		1,107	823
Las Vegas Sands Corp.
2.060% due 05/23/2014		959	680
Nielson Finance LLC
2.321% due 08/09/2013		893	806
OAO Rosneft Oil Co.
0.958% due 09/17/2009		484	426
PanAmSat Corp.
2.819% due 07/03/2012		534	502
Renal Advantage, Inc.
2.818% due 10/06/2012		203	186
3.124% due 10/06/2012		1,555	1,430
RH Donnelley Corp.
6.750% due 06/30/2011		876	691
6.750% due 06/30/2024		856	676
Roundy’s Supermarket, Inc.
3.060% due 10/27/2011		691	662
3.080% due 10/27/2011		872	835
Smurfit-Stone Container Corp.
2.290% due 11/01/2024		55	51
2.630% due 11/01/2011		178	163
Texas Competitive Electric Holdings Co. LLC
3.810% due 10/10/2014		16	11
3.821% due 10/10/2014		2,038	1,461
Wimar Landco LLC
4.946% due 07/03/2024		5,000	1,010

Total Bank Loan Obligations (Cost $34,267)			23,819

CORPORATE BONDS & NOTES 60.3%
BANKING & FINANCE 28.3%
American Express Bank FSB
0.399% due 07/13/2010		700	682
Bank of America Corp.
0.989% due 06/22/2012		8,000	8,118
4.375% due 12/01/2010		7,000	7,020
4.500% due 08/01/2010		7,000	7,036
5.375% due 08/15/2011		2,000	2,046
Barclays Bank PLC
5.450% due 09/12/2012		1,600	1,670
7.434% due 09/29/2049		6,200	4,160
Bear Stearns Cos. LLC
0.902% due 09/09/2009		1,680	1,679
C5 Capital SPV Ltd.
6.196% due 12/31/2049		500	266
C10 Capital SPV Ltd.
6.722% due 12/31/2049		2,400	1,230
Calabash Re Ltd.
11.524% due 01/08/2010		3,000	2,923
CIT Group Funding Co. of Canada
4.650% due 07/01/2010		5,000	4,250
Citigroup, Inc.
0.749% due 03/16/2012		20,000	18,173
2.125% due 04/30/2012		5,000	5,026
5.100% due 09/29/2011		6,000	5,879
Ford Motor Credit Co. LLC
3.889% due 01/13/2012		15,010	11,633
7.000% due 10/01/2013		6,100	4,911
7.250% due 10/25/2011		100	87
7.375% due 10/28/2009		6,425	6,370
7.800% due 06/01/2012		200	172
7.875% due 06/15/2010		200	190
8.000% due 12/15/2016		800	612
Foundation Re II Ltd.
7.576% due 11/26/2010		3,700	3,464
General Electric Capital Corp.
0.889% due 09/15/2014		2,900	2,464
Goldman Sachs Group, Inc.
0.856% due 03/02/2010		2,500	2,431
1.561% due 10/07/2011		2,000	1,921
1.639% due 01/12/2015		1,000	878
HBOS PLC
6.750% due 05/21/2018		2,500	1,890
Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		6,575	4,635
Intergas Finance BV
6.375% due 05/14/2017		4,000	3,060
6.875% due 11/04/2011		189	171
International Lease Finance Corp.
1.531% due 01/15/2010		4,500	4,181
1.538% due 07/01/2011		5,000	4,064
JPMorgan Chase & Co.
1.282% due 01/17/2011		7,000	6,926
Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)		1,100	168
2.950% due 05/25/2010 (a)		900	137
MBNA Corp.
5.000% due 05/04/2010		8,000	8,111
Merna Reinsurance Ltd.
1.248% due 07/07/2010		5,800	5,398
Merrill Lynch & Co., Inc.
3.188% due 05/12/2010		400	398
5.450% due 02/05/2013		2,350	2,290
Morgan Stanley
1.399% due 01/09/2012		1,300	1,173
1.411% due 01/15/2010		3,500	3,469
1.449% due 01/09/2014		1,000	899
Mystic Re Ltd.
10.668% due 06/07/2011		1,500	1,397
National Australia Bank Ltd.
0.901% due 08/19/2009		500	499
Osiris Capital PLC
6.131% due 01/15/2010		2,000	1,972
Pemex Finance Ltd.
9.690% due 08/15/2009		49	49
Petroleum Export Ltd.
4.623% due 06/15/2010		1,556	1,526
5.265% due 06/15/2011		3,436	3,312
Petroleum Export Ltd. II
6.340% due 06/20/2011		1,978	1,819
Residential Reinsurance 2007 Ltd.
6.668% due 06/07/2010		3,500	3,318
Royal Bank of Scotland Group PLC
2.625% due 05/11/2012		4,900	4,940
9.118% due 03/31/2049		4,000	3,261
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		3,500	2,594
TNK-BP Finance S.A.
7.500% due 03/13/2013		5,300	4,916
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		5,500	5,339
UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,500	1,463
UBS Preferred Funding Trust I
8.622% due 10/29/2049		8,250	5,877
Universal City Florida Holding Co. I & II
5.778% due 05/01/2010		3,200	2,632
VTB Capital S.A.
6.609% due 10/31/2012		3,500	3,299
Wachovia Corp.
1.230% due 04/23/2012		600	564
Wells Fargo Capital XIII
7.700% due 12/29/2049		7,600	6,313

			207,351

INDUSTRIALS 24.1%
Altria Group, Inc.
7.750% due 02/06/2014		3,300	3,660
9.250% due 08/06/2019		13,300	14,960
9.700% due 11/10/2018		10,000	11,483
AutoZone, Inc.
7.125% due 08/01/2018		2,000	2,120
Berry Plastics Corp.
4.504% due 09/15/2014		2,500	1,638
Biomet, Inc.
10.375% due 10/15/2017 (b)		1,300	1,264
Cie Generale de Geophysique-Veritas
9.500% due 05/15/2016		100	100
Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015		1,000	922
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012		800	160
CVS Caremark Corp.
0.968% due 06/01/2010		3,800	3,774
Delta Air Lines, Inc.
7.379% due 11/18/2011		4,571	4,457
Dex Media West LLC
9.875% due 08/15/2013 (a)		2,600	403
Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010		713	718
First Data Corp.
9.875% due 09/24/2015		1,350	965
Goodyear Tire & Rubber Co.
5.010% due 12/01/2009		3,000	2,985
Hanesbrands, Inc.
4.592% due 12/15/2014		7,000	5,670
Home Depot, Inc.
0.749% due 12/16/2009		2,500	2,493
International Paper Co.
7.400% due 06/15/2014		3,000	2,991
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		52,670	54,513
Northwest Airlines, Inc.
7.626% due 04/01/2010		1,649	1,500
OneBeacon U.S. Holdings, Inc.
5.875% due 05/15/2013		375	354
Pemex Project Funding Master Trust
1.250% due 12/03/2012		15,000	14,100
Petroleos Mexicanos
8.000% due 05/03/2019		8,600	9,374
Pfizer, Inc.
4.450% due 03/15/2012		2,000	2,100
Rohm & Haas Co.
6.000% due 09/15/2017		3,000	2,686
RR Donnelley & Sons Co.
5.625% due 01/15/2012		6,000	5,800
11.250% due 02/01/2019 (h)		8,000	8,482
Ryder System, Inc.
6.000% due 03/01/2013		4,000	3,987
SandRidge Energy, Inc.
4.832% due 04/01/2014		4,775	3,756
SUPERVALU, Inc.
7.500% due 11/15/2014		275	265
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		707	640
United Airlines, Inc.
6.201% due 03/29/2049		78	78
7.730% due 07/01/2010		370	362
Vale Overseas Ltd.
6.250% due 01/11/2016		5,000	5,138
Xerox Corp.
1.363% due 12/18/2009		3,000	2,969
XTO Energy, Inc.
7.500% due 04/15/2012		90	100

			176,967

UTILITIES 7.9%
AES Panama S.A.
6.350% due 12/21/2016		5,000	4,757
AT&T Corp.
7.300% due 11/15/2011		473	519
AT&T, Inc.
4.850% due 02/15/2014		4,800	4,989
CMS Energy Corp.
2.081% due 01/15/2013		9,400	7,849
Consolidated Edison Co. of New York, Inc.
5.550% due 04/01/2014		4,800	5,130
Embarq Corp.
7.082% due 06/01/2016		3,000	2,933
Ipalco Enterprises, Inc.
8.625% due 11/14/2011		1,100	1,111
Majapahit Holding BV
7.250% due 10/17/2011		2,100	2,069
Ohio Power Co.
0.775% due 04/05/2010		2,000	1,978
6.000% due 06/01/2016		4,800	5,056
PG&E Corp.
5.750% due 04/01/2014		4,800	5,117
Progress Energy, Inc.
6.050% due 03/15/2014		4,800	5,144
PSEG Energy Holdings LLC
8.500% due 06/15/2011		3,000	3,044
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		2,050	1,999
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		141	140
Sierra Pacific Power Co.
6.000% due 05/15/2016		200	203
Telesat Canada
11.000% due 11/01/2015		400	412
Verizon Communications, Inc.
5.350% due 02/15/2011		200	209
5.550% due 02/15/2016		4,800	4,952

			57,611

Total Corporate Bonds & Notes (Cost $454,872)			441,929

U.S. GOVERNMENT AGENCIES 21.5%
Fannie Mae
0.454% due 04/25/2035		68	62
0.514% due 10/27/2037		200	182
4.500% due 03/01/2038 - 05/01/2039		49,467	49,414
4.919% due 02/01/2035		212	219
5.000% due 11/01/2033 - 08/01/2038		12,765	13,027
5.045% due 05/01/2035		538	561
5.500% due 03/01/2033 - 01/01/2039		16,748	17,309
6.000% due 07/01/2039		31,600	33,027
Federal Home Loan Bank
1.625% due 07/27/2011		16,500	16,603
Freddie Mac
0.641% due 08/24/2010 (f)		4,283	4,294
0.888% due 02/01/2011		226	226
0.926% due 05/04/2011 (f)		4,782	4,794
0.937% due 08/05/2011 (f)		2,198	2,199
1.268% due 04/01/2011 (f)		14,500	14,549
5.500% due 09/01/2038		602	623
Ginnie Mae
0.618% due 12/16/2026		213	209

Total U.S. Government Agencies (Cost $157,861)			157,298

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
0.875% due 04/30/2011 (i)		427	426

Total U.S. Treasury Obligations (Cost $427)			426

MORTGAGE-BACKED SECURITIES 5.4%
Adjustable Rate Mortgage Trust
5.383% due 11/25/2035		706	485
American Home Mortgage Assets
0.524% due 10/25/2046		443	145
American Home Mortgage Investment Trust
0.554% due 05/25/2047		532	111
5.660% due 09/25/2045		128	79
Banc of America Commercial Mortgage, Inc.
5.837% due 06/10/2049		900	640
5.935% due 02/10/2051		900	728
Banc of America Funding Corp.
3.966% due 06/25/2034		347	307
4.000% due 07/26/2036		1,000	856
5.888% due 04/25/2037		700	438
Banc of America Mortgage Securities, Inc.
4.247% due 07/25/2033		150	131
4.403% due 07/25/2033		1,967	1,738
5.433% due 02/25/2036		46	31
Bear Stearns Adjustable Rate Mortgage Trust
4.767% due 12/25/2035		825	639
4.991% due 01/25/2035		40	30
5.457% due 05/25/2047		417	243
Bear Stearns Alt-A Trust
0.474% due 02/25/2034		2,083	1,182
5.490% due 09/25/2035		5,680	3,086
5.746% due 03/25/2036		244	108
Bear Stearns Structured Products, Inc.
5.714% due 12/26/2046		2,076	1,265
CC Mortgage Funding Corp.
0.444% due 05/25/2048		4,186	1,531
Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049		400	317
Citigroup Mortgage Loan Trust, Inc.
0.379% due 01/25/2037		1,790	1,492
4.669% due 08/25/2035		1,559	462
4.685% due 03/25/2034		25	22
4.735% due 12/25/2035		390	217
5.994% due 09/25/2037		763	413
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		900	659
Countrywide Alternative Loan Trust
0.510% due 12/20/2046		878	352
0.525% due 07/20/2046		381	147
0.544% due 08/25/2046		629	121
0.595% due 09/20/2046		600	61
0.644% due 11/20/2035		170	77
0.824% due 11/20/2035		500	64
2.340% due 12/25/2035		247	112
5.889% due 11/25/2035		448	251
Countrywide Home Loan Mortgage Pass-Through Trust
5.364% due 10/20/2035		506	244
5.575% due 02/20/2036		618	324
5.752% due 05/20/2036		732	371
Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037		500	222
CS First Boston Mortgage Securities Corp.
1.135% due 03/25/2032		40	31
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036		600	382
Deutsche ALT-A Securities, Inc.
Alternate Loan Trust
5.869% due 10/25/2036		500	271
5.886% due 10/25/2036		500	271
Downey Savings & Loan Association Mortgage Loan Trust
0.623% due 11/19/2037		800	68
Greenpoint Mortgage Funding Trust
0.524% due 10/25/2046		600	80
GSR Mortgage Loan Trust
5.176% due 01/25/2036		171	115
Harborview Mortgage Loan Trust
0.458% due 04/19/2038		2,250	899
Homebanc Mortgage Trust
0.494% due 12/25/2036		514	224
Indymac Index Mortgage Loan Trust
0.414% due 01/25/2037		131	125
0.554% due 07/25/2035		43	19
5.099% due 09/25/2035		423	262
5.268% due 06/25/2035		402	246
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		700	539
5.794% due 02/12/2051		700	525
5.935% due 02/12/2049		500	380
JPMorgan Mortgage Trust
4.873% due 04/25/2035		479	426
5.397% due 11/25/2035		670	553
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040		673	488
Merrill Lynch Alternative Note Asset
0.614% due 03/25/2037		700	244
Morgan Stanley Capital I
5.809% due 12/12/2049		900	688
Morgan Stanley Mortgage Loan Trust
5.380% due 06/25/2036		37	30
Opteum Mortgage Acceptance Corp.
0.574% due 07/25/2035		402	277
Residential Accredit Loans, Inc.
2.700% due 09/25/2045		1,282	574
Residential Funding Mortgage Securities I
5.202% due 09/25/2035		1,514	1,085
Sequoia Mortgage Trust
0.665% due 07/20/2033		403	324
Structured Adjustable Rate Mortgage Loan Trust
5.334% due 01/25/2035		1,419	955
Structured Asset Mortgage Investments, Inc.
0.444% due 03/25/2037		1,741	634
0.564% due 09/25/2047		632	139
0.643% due 10/19/2034		540	412
0.663% due 03/19/2034		85	53
Structured Asset Securities Corp.
3.986% due 06/25/2033		1,622	1,201
4.504% due 10/25/2035		475	327
TBW Mortgage-Backed Pass-Through Certificates
0.414% due 09/25/2036		60	60
5.970% due 09/25/2036		500	251
Thornburg Mortgage Securities Trust
0.414% due 03/25/2037		417	367
WaMu Mortgage Pass-Through Certificates
0.624% due 01/25/2045		207	97
2.070% due 01/25/2047		1,511	671
2.139% due 02/25/2047		429	173
2.150% due 12/25/2046		823	354
2.340% due 02/25/2046		2,643	1,179
2.540% due 11/25/2042		456	263
2.909% due 06/25/2033		688	538
5.394% due 02/25/2037		452	268
Wells Fargo Mortgage-Backed Securities Trust
3.902% due 06/25/2035		3,046	2,426
5.593% due 07/25/2036		163	110

Total Mortgage-Backed Securities (Cost $61,478)			39,305

ASSET-BACKED SECURITIES 2.8%
Asset-Backed Funding Certificates
0.374% due 10/25/2036		29	29
Asset-Backed Securities Corp. Home Equity
1.969% due 03/15/2032		1,672	992
Atrium CDO Corp.
1.522% due 06/27/2015		2,373	1,829
Citigroup Mortgage Loan Trust, Inc.
0.374% due 07/25/2045		1,795	1,262
Countrywide Asset-Backed Certificates
0.364% due 08/25/2037		470	420
0.364% due 05/25/2047		333	303
Credit-Based Asset Servicing & Securitization LLC
0.374% due 11/25/2036		901	736
0.404% due 12/25/2037		381	363
GSAMP Trust
0.354% due 10/25/2046		151	143
0.384% due 12/25/2036		393	208
0.414% due 01/25/2047		922	849
HSBC Asset Loan Obligation
0.374% due 12/25/2036		982	867
JPMorgan Mortgage Acquisition Corp.
0.364% due 08/25/2036		101	94
Lehman XS Trust
0.434% due 11/25/2036		157	154
Long Beach Mortgage Loan Trust
0.594% due 10/25/2034		288	184
MASTR Asset-Backed Securities Trust
0.364% due 01/25/2037		621	169
Morgan Stanley ABS Capital I
0.354% due 10/25/2036		171	160
0.364% due 11/25/2036		204	193
Residential Asset Mortgage Products, Inc.
0.714% due 06/25/2047		600	220
SACO I, Inc.
0.564% due 12/25/2035		1,481	309
SLM Student Loan Trust
2.592% due 04/25/2023		10,706	10,933
Specialty Underwriting & Residential Finance
0.994% due 01/25/2034		17	5
WaMu Asset-Backed Certificates
0.364% due 01/25/2037		633	453

Total Asset-Backed Securities (Cost $25,127)			20,875

SOVEREIGN ISSUES 5.6%
Colombia Government International Bond
7.375% due 03/18/2019		10,000	10,725
Export-Import Bank of Korea
1.386% due 10/04/2011		500	501
Korea Development Bank
1.507% due 10/20/2009		5,150	5,112
5.300% due 01/17/2013		1,150	1,137
Panama Government International Bond
7.250% due 03/15/2015		2,000	2,190
9.625% due 02/08/2011		9,000	9,833
South Africa Government International Bond
6.875% due 05/27/2019		5,400	5,576
Vietnam Government International Bond
6.875% due 01/15/2016		6,000	5,993

Total Sovereign Issues (Cost $40,188)			41,067

FOREIGN CURRENCY-DENOMINATED ISSUES 9.4%
Atlas Reinsurance PLC
5.520% due 01/10/2010	EUR	3,100	4,328
Brazil Government International Bond
12.500% due 01/05/2022	BRL	280	159
Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2024		3,600	3,210
Citigroup, Inc.
4.750% due 02/10/2019	EUR	2,000	1,910
FCE Bank PLC
2.120% due 09/30/2009		200	276
Green Valley Ltd.
5.045% due 01/10/2011		1,900	2,579
Lehman Brothers Holdings, Inc.
5.259% due 06/12/2013 (a)		2,543	526
5.316% due 04/05/2011 (a)		1,816	376
Mizuho Bank Ltd.
1.317% due 11/24/2049	JPY	500,000	5,169
Mizuho Financial Group Aruba AEC
1.883% due 12/31/2049		600,000	6,223
PagesJaunes Groupe
2.463% due 01/11/2014	EUR	2,000	2,287
Rhodia S.A.
4.185% due 10/15/2013		7,500	7,654
Royal Bank of Scotland Group PLC
6.334% due 04/06/2011	GBP	3,129	2,019
Seat Pagine Gialle SpA
0.818% due 05/25/2012	EUR	1,325	1,563
Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	700,000	6,891
1.075% due 12/31/2049		700,000	7,058
Unitymedia Hessen GmbH & Co. KG
4.259% due 04/15/2013	EUR	2,475	3,200
UPC Broadband Holding BV
4.516% due 12/31/2016		2,174	2,678
4.943% due 12/31/2017		1,568	1,940
Uruguay Government International Bond
6.875% due 01/19/2016		6,500	8,663

Total Foreign Currency-Denominated Issues (Cost $71,063)			68,709

		SHARES
COMMON STOCKS 0.0%
DURA Automotive Systems, Inc. (a)(c)		9,042	9

Total Common Stocks (Cost $146)			9

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.3%
REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 07/01/2009		$406	406

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $415. Repurchase proceeds are $406.)

U.S. TREASURY BILLS 0.9%
0.128% due 07/02/2009 - 07/30/2009 (d)(f)(g)		6,280	6,280

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (e) 0.4%
		267,098	2,673

Total Short-Term Instruments (Cost $9,359)			9,359

Total Investments 109.6% (Cost $854,788)			$802,796
Written Options (k) (0.1%) (Premiums $275)			(276)
Other Assets and Liabilities (Net) (9.5%)			(69,725)

Net Assets 100.0%			$732,795

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Payment in-kind bond security.

(c) Non-income producing security.

(d) Coupon represents a weighted average rate.

(e) Affiliated to the Fund.

(f) Securities with an aggregate market value of $18,265 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(g) Securities with an aggregate market value of $1,380 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2009.

(h) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $1,890 at a weighted average interest rate of (2.750%). On June 30, 2009, securities valued at $2,120 were pledged as collateral for reverse repurchase agreements.

(i) Securities with an aggregate market value of $426 have been pledged as collateral for futures contracts on June 30, 2009.

(j) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Altria Group, Inc.	GSC	(1.417%)	03/20/2019	1.088%	$10,000	$(262)	$0	$(262)
AutoZone, Inc.	DUB	(1.320%)	09/20/2018	0.521%	2,000	(125)	0	(125)
Embarq Corp.	JPM	(1.550%)	06/20/2016	1.094%	3,000	(84)	0	(84)
International Paper Co.	MSC	(5.980%)	06/20/2014	2.669%	1,000	(143)	0	(143)
International Paper Co.	MSC	(6.110%)	06/20/2014	2.669%	2,000	(298)	0	(298)
Rohm & Haas Co.	CSFB	(1.850%)	09/20/2017	0.902%	3,000	(200)	0	(200)
RR Donnelley & Sons Co.	BOA	(3.500%)	03/20/2019	3.314%	8,000	(106)	0	(106)
RR Donnelley & Sons Co.	CITI	(4.030%)	03/20/2012	3.365%	6,000	(107)	0	(107)
Ryder System, Inc.	CITI	(3.060%)	03/20/2013	2.291%	4,000	(108)	0	(108)

						$(1,433)	$0	$(1,433)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	CSFB	3.850%	09/20/2009	6.112%		$150	$(1)	$1	$(2)
American International Group, Inc.	GSC	0.095%	09/20/2011	18.182%		800	(249)	0	(249)
Amgen, Inc.	GSC	1.000%	09/20/2014	1.000%		9,200	199	197	2
ARAMARK Corp.	CITI	5.000%	03/20/2014	6.662%		2,400	(140)	(65)	(75)
ArvinMeritor, Inc.	MLP	2.250%	12/20/2009	31.269%		500	(64)	0	(64)
AT&T Corp.	CSFB	1.300%	12/20/2009	0.245%		1,000	5	0	5
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2013	2.416%		2,200	(105)	0	(105)
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2014	1.000%		2,000	(116)	(117)	1
Brazil Government International Bond	BCLY	2.300%	12/20/2009	0.793%		5,700	44	0	44
Brazil Government International Bond	BCLY	1.360%	08/20/2011	1.177%		1,800	16	0	16
Brazil Government International Bond	BCLY	1.370%	08/20/2011	1.177%		4,800	43	0	43
Brazil Government International Bond	BCLY	2.370%	05/20/2014	1.700%		3,400	113	0	113
Brazil Government International Bond	BCLY	1.740%	06/20/2014	1.714%		6,900	15	0	15
Brazil Government International Bond	BOA	1.800%	06/20/2014	1.714%		3,500	18	0	18
Brazil Government International Bond	CSFB	3.350%	12/20/2009	0.793%		2,000	26	0	26
Brazil Government International Bond	MLP	2.900%	05/20/2014	1.700%		5,200	306	0	306
Brazil Government International Bond	MLP	2.920%	05/20/2014	1.700%		2,500	149	0	149
Brazil Government International Bond	UBS	2.250%	05/20/2014	1.700%		3,600	100	0	100
Celestica, Inc.	BCLY	2.850%	09/20/2011	4.008%		3,200	(76)	0	(76)
CEMEX SAB de C.V.	DUB	0.620%	06/20/2012	10.530%		6,700	(1,497)	0	(1,497)
CEMEX SAB de C.V.	JPM	1.050%	12/20/2016	8.875%		2,900	(919)	0	(919)
Chesapeake Energy Corp.	JPM	5.000%	09/20/2014	7.108%		2,500	(196)	(188)	(8)
Community Health Systems, Inc.	GSC	5.000%	09/20/2012	5.880%		4,200	(98)	(273)	175
Dynegy Holdings, Inc.	JPM	2.350%	12/20/2009	4.491%		1,500	(14)	0	(14)
El Paso Corp.	BOA	5.000%	09/20/2014	6.974%		400	(30)	(30)	0
El Paso Corp.	CSFB	5.000%	09/20/2014	6.974%		4,600	(340)	(346)	6
France Telecom S.A.	UBS	0.330%	09/20/2011	0.316%	EUR	5,300	3	0	3
France Telecom S.A.	WAC	0.325%	09/20/2011	0.316%		2,700	1	0	1
General Electric Capital Corp.	CITI	3.950%	03/20/2017	4.020%		$14,525	(41)	0	(41)
General Electric Capital Corp.	DUB	0.125%	09/20/2011	4.219%		1,000	(84)	0	(84)
General Electric Capital Corp.	DUB	3.730%	12/20/2013	4.336%		5,000	(108)	0	(108)
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	4.705%		1,000	14	(102)	116
Georgia-Pacific LLC	JPM	1.240%	09/20/2009	3.242%		300	(1)	0	(1)
Goldman Sachs Group, Inc.	MSC	0.235%	06/20/2012	1.693%		6,000	(246)	0	(246)
Host Hotels & Resorts LP	JPM	1.950%	09/20/2009	5.886%		300	(3)	0	(3)
Indonesia Government International Bond	BCLY	2.320%	12/20/2016	3.211%		7,500	(389)	0	(389)
Indonesia Government International Bond	RBS	1.525%	12/20/2011	2.930%		7,000	(228)	0	(228)
Mexico Government International Bond	BCLY	2.680%	05/20/2014	2.019%		3,400	111	0	111
Mexico Government International Bond	BCLY	3.180%	05/20/2014	2.020%		6,000	341	0	341
Mexico Government International Bond	BCLY	2.090%	06/20/2014	2.031%		6,300	24	0	24
Mexico Government International Bond	BCLY	2.310%	06/20/2014	2.031%		2,900	38	0	38
Mexico Government International Bond	BOA	2.130%	06/20/2014	2.031%		3,500	20	0	20
Mexico Government International Bond	DUB	2.850%	12/20/2009	1.180%		1,900	17	0	17
Mexico Government International Bond	MLP	3.200%	05/20/2014	2.020%		2,800	162	0	162
Mexico Government International Bond	UBS	2.450%	05/20/2014	2.020%		3,500	78	0	78
Petroleos Mexicanos	DUB	0.760%	07/20/2011	1.685%		1,000	(15)	0	(15)
Pfizer, Inc.	MSC	1.000%	09/20/2014	1.000%		9,700	224	222	2
Philippines Government International Bond	BCLY	1.920%	09/20/2012	1.962%		2,500	(2)	0	(2)
Philippines Government International Bond	BCLY	2.510%	09/20/2017	2.281%		1,500	24	0	24
Philippines Government International Bond	BCLY	2.530%	09/20/2017	2.281%		1,500	26	0	26
Philippines Government International Bond	DUB	2.050%	09/20/2012	1.962%		3,700	12	0	12
Philippines Government International Bond	DUB	2.500%	09/20/2017	2.281%		3,000	45	0	45
Philippines Government International Bond	MSC	2.440%	09/20/2017	2.281%		4,300	48	0	48
PSEG Energy Holdings LLC	MLP	1.300%	06/20/2012	2.516%		5,000	(167)	0	(167)
Qwest Capital Funding, Inc.	BCLY	1.470%	03/20/2012	6.720%		2,000	(250)	0	(250)
Qwest Capital Funding, Inc.	BCLY	1.500%	03/20/2012	6.720%		3,000	(373)	0	(373)
RRI Energy, Inc.	GSC	5.000%	09/20/2014	9.460%		2,800	(362)	(468)	106
RSHB Capital S.A.	BCLY	1.650%	07/20/2011	4.405%		4,800	(221)	0	(221)
RSHB Capital S.A. for OJSC Russian Agricultural Bank	GSC	0.700%	06/20/2012	4.442%		6,700	(676)	0	(676)
Russia Government International Bond	ABN	2.360%	08/24/2009	1.769%		100	1	0	1
SLM Corp.	BOA	0.820%	06/20/2012	8.543%		9,200	(1,700)	0	(1,700)
SLM Corp.	BOA	5.000%	09/20/2014	7.854%		1,000	(102)	(108)	6
Sungard Data Systems, Inc.	BCLY	5.000%	09/20/2014	7.916%		1,500	(162)	(165)	3
TECO Energy, Inc.	CSFB	2.050%	09/20/2009	1.785%		100	0	0	0
TECO Energy, Inc.	GSC	1.690%	09/20/2009	1.785%		300	0	0	0
TRW Automotive, Inc.	GSC	2.150%	09/20/2009	6.743%		250	(3)	0	(3)
Uruguay Government International Bond	DUB	1.050%	01/20/2012	3.370%		19,000	(975)	0	(975)
Vale Overseas Ltd.	UBS	0.650%	06/20/2014	1.756%		2,700	(135)	0	(135)

							$(7,865)	$(1,442)	$(6,423)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)		Market Value(5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-10 Index	JPM	3.350%	12/20/2013		$14,350	$(670)	$(2,188)	$1,518
CDX.EM-10 Index	MLP	3.350%	12/20/2013		9,395	(439)	(1,409)	970
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012		13,212	(635)	0	(635)
CDX.HY-10 3-Year Index 25-35%	MLP	2.360%	06/20/2011		5,000	(741)	0	(741)
CDX.IG-9 5-Year Index 15-30%	DUB	1.160%	12/20/2012		10,700	118	0	118
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012		6,400	75	0	75
CDX.IG-9 5-Year Index 15-30%	JPM	1.120%	12/20/2012		4,300	42	0	42
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012		5,056	60	0	60
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		1,653	20	0	20
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012		875	11	0	11
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012		1,167	13	0	13
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012		1,653	20	0	20
iTraxx Europe Crossover 5 Index	DUB	2.900%	06/20/2011	EUR	4,399	(533)	85	(618)
iTraxx Europe Crossover 7 Index	DUB	2.300%	06/20/2012		6,860	(1,558)	123	(1,681)
iTraxx Europe Crossover 7 Index	JPM	2.300%	06/20/2012		2,254	(512)	(103)	(409)
Select Aggregate Market Index	CSFB	2.150%	12/20/2009		$210	(1)	3	(4)

						$(4,730)	$(3,489)	$(1,241)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)

Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC	BRL	20,600	$15	$26	$(11)

Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP		39,400	211	120	91

Receive	3-Month USD-LIBOR	4.000%	12/16/2014	MSC		$74,000	(2,277)	(1,602)	(675)

Pay	3-Month USD-LIBOR	3.500%	06/24/2016	DUB		11,000	68	0	68

Pay	3-Month USD-LIBOR	3.500%	06/24/2016	GSC		12,000	75	0	75

Pay	3-Month USD-LIBOR	3.500%	06/24/2016	RBS		2,800	18	0	18

Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC		13,100	24	(243)	267

Receive	3-Month USD-LIBOR	4.000%	06/17/2024	CSFB		6,300	26	(762)	788

Receive	3-Month USD-LIBOR	4.000%	06/17/2024	RBS		60,000	249	(4,020)	4,269

Receive	3-Month USD-LIBOR	4.000%	12/16/2024	JPM		19,000	430	1,264	(834)

Receive	3-Month USD-LIBOR	4.000%	12/16/2024	MSC		40,000	905	3,010	(2,105)

Pay	6-Month EUR-LIBOR	4.750%	09/17/2010	BCLY	EUR	74,000	3,346	(576)	3,922

Pay	6-Month GBP-LIBOR	5.500%	09/16/2010	GSC	GBP	158,000	9,627	(1,052)	10,679

Pay	28-Day MXN TIIE	8.170%	11/04/2016	MSC	MXN	37,900	47	(35)	82

Pay	28-Day MXN TIIE	8.660%	01/31/2019	BCLY		113,000	292	577	(285)

Pay	28-Day MXN TIIE	8.950%	02/19/2019	JPM		9,200	36	0	36

Pay	28-Day MXN TIIE	7.780%	04/09/2019	JPM		67,500	(153)	63	(216)

							$12,939	$(3,230)	$16,169

(k) Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar September Futures	$98.500	09/14/2009	72	$16	$3
Put - CME 90-Day Eurodollar September Futures	98.625	09/14/2009	30	5	2

				$21	$5

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	$5,500	$16	$11
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	09/18/2009	25,600	49	150
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	11,100	66	9
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	28,000	98	58
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	2.500%	08/21/2009	2,000	10	3
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/21/2009	2,000	15	40

							$254	$271

(l) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.500%	08/01/2039	$50,000	$49,891	$49,688

(m) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	HSBC	10,877	08/2009	$193	$0	$193
Sell		HSBC	10,877	08/2009	0	(606)	(606)
Buy	CNY	BCLY	21,461	09/2009	42	0	42
Buy		CITI	13,882	09/2009	34	0	34
Buy		DUB	62,987	09/2009	138	0	138
Buy		HSBC	28,081	09/2009	64	0	64
Buy		JPM	11,459	09/2009	19	0	19
Buy	EUR	BCLY	3,258	07/2009	25	0	25
Sell		BCLY	21,544	07/2009	0	(162)	(162)
Sell	GBP	CITI	5,831	07/2009	0	(571)	(571)
Sell		MSC	5,831	08/2009	40	0	40
Buy	HUF	BCLY	262	10/2009	0	0	0
Sell		DUB	79	10/2009	0	0	0
Sell		HSBC	262	10/2009	0	0	0
Buy		JPM	79	10/2009	0	0	0
Buy	ILS	BCLY	2,332	11/2009	29	0	29
Buy	JPY	BCLY	3,510,324	07/2009	52	0	52
Sell		BNP	9,654,891	07/2009	0	(111)	(111)
Buy		CSFB	2,137,364	07/2009	0	(175)	(175)
Sell		MSC	4,007,203	08/2009	0	0	0
Sell	MXN	BCLY	432	11/2009	0	0	0
Sell		CITI	5,603	11/2009	0	(41)	(41)
Sell		HSBC	7,332	11/2009	0	(9)	(9)
Buy		JPM	176	11/2009	0	0	0
Sell		JPM	872	11/2009	0	(1)	(1)
Buy	MYR	BCLY	531	08/2009	1	0	1
Sell		CITI	531	08/2009	0	(1)	(1)
Buy	PHP	CITI	334,705	08/2009	7	(30)	(23)
Sell		CITI	334,705	08/2009	0	(72)	(72)
Sell	PLN	CITI	176	11/2009	0	(2)	(2)
Buy		DUB	52	11/2009	2	0	2
Buy		JPM	125	11/2009	2	0	2
Sell	SGD	BCLY	9,952	07/2009	0	(230)	(230)
Buy		CITI	5,313	07/2009	47	0	47
Buy		JPM	4,639	07/2009	122	0	122
Sell	TRY	HSBC	2,132	07/2009	0	(173)	(173)
Buy		JPM	2,133	07/2009	137	0	137

					$954	$(2,184)	$(1,230)

(n) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$436,395	$5,534	$441,929
U.S. Government Agencies	0	157,298	0	157,298
Mortgage-Backed Securities	0	38,978	327	39,305
Sovereign Issues	0	41,067	0	41,067
Foreign Currency-Denominated Issues	0	48,239	20,470	68,709
Other Investments++	2,673	51,806	9	54,488

Investments, at value	$2,673	$773,783	$26,340	$802,796

Short Sales, at value	$0	$(49,688)	$0	$(49,688)

Financial Derivative Instruments+++	$5	$5,565	$(4)	$5,566

Total	$2,678	$729,660	$26,336	$758,674

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$0	$(3)	$6	$0	$69	$5,462	$5,534
Mortgage-Backed Securities	0	(18)	0	0	53	292	327
Foreign Currency-Denominated Issues	19,499	0	(4)	0	975	0	20,470
Other Investments++	25	0	0	0	(16)	0	9

Investments, at value	$19,524	$(21)	$2	$0	$1,081	$5,754	$26,340

Financial Derivative Instruments+++	$(671)	$0	$0	$0	$758	$(91)	$(4)

Total	$18,853	$(21)	$2	$0	$1,839	$5,663	$26,336

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Foreign Bond Fund (Unhedged)

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 4.0%
Citigroup Pty Ltd.
3.904% due 06/18/2012	AUD	17,500	$14,130
5.500% due 06/18/2012		5,500	4,426
ING Bank Australia Ltd.
3.884% due 06/24/2014		10,000	8,016
Kreditanstalt fuer Wiederaufbau
5.500% due 06/05/2014		5,700	4,471
Medallion Trust
0.791% due 05/25/2035		$3,615	3,256
Morgan Stanley
3.537% due 03/01/2013	AUD	5,200	3,621
Puma Finance Ltd.
0.822% due 02/21/2038		$5,221	4,666
3.290% due 08/22/2037	AUD	8,208	6,151
3.555% due 07/12/2036		2,133	1,629
Seven Media Group
5.365% due 12/28/2012		5,736	2,600
5.730% due 12/28/2012		1,373	622
Torrens Trust
3.527% due 10/19/2038		10,521	7,550

Total Australia (Cost $68,817)			61,138

BERMUDA 0.4%
Merna Reinsurance Ltd.
1.248% due 07/07/2010		$7,500	6,980

Total Bermuda (Cost $7,258)			6,980

CANADA 5.5%
Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	19,900	17,008
Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	9,000	12,979
Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	3,900	3,120
Honda Canada Finance, Inc.
0.620% due 03/26/2012		27,000	21,427
Master Credit Card Trust
5.297% due 08/21/2012		5,500	5,038
Province of Ontario Canada
5.850% due 03/08/2033		11,100	10,697
6.200% due 06/02/2031		7,200	7,177
Rio Tinto Alcan, Inc.
6.450% due 03/15/2011		$2,400	2,481
Toronto-Dominion Bank
5.375% due 05/14/2015	EUR	2,800	4,181

Total Canada (Cost $89,768)			84,108

CAYMAN ISLANDS 2.5%
Calabash Re Ltd.
9.024% due 01/08/2010		$2,450	2,338
Foundation Re II Ltd.
7.576% due 11/26/2010		1,500	1,404
Green Valley Ltd.
5.045% due 01/10/2011	EUR	3,100	4,208
Longpoint Re Ltd.
5.874% due 05/08/2010		$3,300	3,208
Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		7,600	7,410
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		4,700	4,120
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,800	1,790
Residential Reinsurance 2007 Ltd.
8.418% due 06/07/2010		$5,900	5,629
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		4,200	3,378
6.164% due 01/29/2049	GBP	1,230	1,375
Vita Capital III Ltd.
2.308% due 01/01/2011		$4,000	3,656

Total Cayman Islands (Cost $41,413)			38,516

DENMARK 0.1%
Realkredit Danmark A/S
4.100% due 10/01/2038	DKK	5,193	932

Total Denmark (Cost $891)			932

FRANCE 6.5%
Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049	EUR	7,600	5,811
Credit Agricole S.A.
6.637% due 05/29/2049		$5,900	3,471
Dexia Credit Local
1.262% due 09/23/2011		7,300	7,281
2.375% due 09/23/2011		2,000	2,015
France Government Bond
3.750% due 04/25/2021	EUR	4,600	6,322
4.000% due 10/25/2038		21,000	27,780
4.250% due 04/25/2019		5,000	7,307
4.750% due 04/25/2035		10,700	15,859
5.750% due 10/25/2032		8,300	13,938
Societe Generale
5.922% due 04/29/2049		$700	434
7.756% due 05/22/2049	EUR	1,000	982
Vivendi
5.750% due 04/04/2013		$1,440	1,451
6.625% due 04/04/2018		6,400	6,453

Total France (Cost $103,835)			99,104

GERMANY 13.1%
Kreditanstalt fuer Wiederaufbau
4.250% due 07/04/2014	EUR	2,000	2,971
Republic of Germany
4.000% due 01/04/2037		12,000	16,206
4.250% due 07/04/2014		51,100	77,325
4.250% due 07/04/2018		39,100	59,021
4.250% due 07/04/2039		11,600	16,450
4.750% due 07/04/2034		11,700	17,492
5.500% due 01/04/2031		3,200	5,208
6.250% due 01/04/2030		3,640	6,396

Total Germany (Cost $195,292)			201,069

IRELAND 1.0%
Atlas Reinsurance PLC
5.520% due 01/10/2010	EUR	2,000	2,792
Cars Alliance Funding PLC
1.586% due 10/08/2023		1,800	2,260
Depfa ACS Bank
1.650% due 12/20/2016	JPY	250,000	1,716
Immeo Residential Finance PLC
1.437% due 12/15/2016	EUR	4,827	4,398
Osiris Capital PLC
6.131% due 01/15/2010		$1,000	986
SC Germany Auto
1.032% due 08/11/2015	EUR	2,173	2,951

Total Ireland (Cost $17,952)			15,103

ITALY 1.2%
Asset-Backed European Securitisation Transaction SRL
1.640% due 10/01/2015	EUR	10,877	14,786
Locat Securitisation Vehicle SRL
1.463% due 12/12/2024		2,983	3,901

Total Italy (Cost $20,280)			18,687

JAPAN 9.9%
Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	997,920	9,133
1.000% due 06/10/2016		2,696,700	24,586
1.200% due 03/10/2017		171,020	1,569
1.200% due 06/10/2017		7,117,440	64,700
1.200% due 12/10/2017		1,084,320	9,809
Japan Government International Bond
2.500% due 09/20/2036		1,250,000	13,788
2.500% due 09/20/2037		2,250,000	24,935
Resona Bank Ltd.
5.850% due 09/29/2049		$3,500	2,646

Total Japan (Cost $146,474)			151,166

JERSEY, CHANNEL ISLANDS 0.6%
HBOS Capital Funding LP
9.540% due 03/29/2049	GBP	4,200	3,213
HBOS Euro Finance LP
7.627% due 12/29/2049	EUR	1,742	1,026
HSBC Capital Funding LP
9.547% due 12/29/2049		$4,852	4,526

Total Jersey, Channel Islands (Cost $14,180)			8,765

NETHERLANDS 6.0%
Arena BV
1.760% due 12/17/2064	EUR	2,837	3,637
Fortis Bank Nederland Holding NV
3.375% due 05/19/2014		14,900	21,006
Globaldrive BV
1.078% due 06/20/2015		4,180	5,600
1.106% due 06/20/2015		1,500	1,450
ING Bank NV
3.900% due 03/19/2014		$15,500	15,803
LeasePlan Corp. NV
3.250% due 05/22/2014	EUR	4,500	6,320
Netherlands Government Bond
2.500% due 01/15/2012		2,900	4,135
3.250% due 07/15/2015		6,200	8,771
4.000% due 07/15/2019		11,100	15,886
5.000% due 07/15/2011		5,500	8,252
Rabobank Nederland NV
11.000% due 12/29/2049		$1,500	1,673

Total Netherlands (Cost $92,518)			92,533

NORWAY 0.6%
DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	6,500	9,418

Total Norway (Cost $10,004)			9,418

PORTUGAL 0.7%
Banco Espirito Santo S.A.
5.500% due 07/21/2010	EUR	7,900	11,407

Total Portugal (Cost $12,416)			11,407

QATAR 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		$1,000	921

Total Qatar (Cost $823)			921

RUSSIA 0.0%
Gaz Capital S.A.
5.875% due 06/01/2015	EUR	600	719

Total Russia (Cost $754)			719

SOUTH KOREA 0.5%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	5,300	7,419

Total South Korea (Cost $8,164)			7,419

SPAIN 0.8%
Bankinter S.A.
5.000% due 05/14/2010	EUR	4,750	6,797
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$7,000	5,188

Total Spain (Cost $14,372)			11,985

SWITZERLAND 1.5%
UBS AG
5.750% due 04/25/2018		$17,000	15,508
5.875% due 12/20/2017		7,500	6,996

Total Switzerland (Cost $24,396)			22,504

UNITED KINGDOM 6.2%
Barclays Bank PLC
6.050% due 12/04/2017		$16,600	14,418
7.434% due 09/29/2049		7,500	5,032
10.179% due 06/12/2021		5,040	5,386
HBOS PLC
6.750% due 05/21/2018		4,000	3,024
Lloyds Banking Group PLC
5.920% due 09/29/2049		17,200	6,106
6.657% due 05/19/2049		1,708	616
Lloyds TSB Bank PLC
2.208% due 04/02/2012		8,500	8,484
Opera Finance PLC
1.625% due 01/15/2015	EUR	4,350	3,781
Pearson Dollar Finance PLC
5.700% due 06/01/2014		$6,800	6,735
Pearson Dollar Finance Two PLC
5.500% due 05/06/2013		2,500	2,468
Royal Bank of Scotland Group PLC
2.625% due 05/11/2012		6,000	6,049
5.500% due 12/03/2049	GBP	310	288
6.666% due 12/31/2049	CAD	4,700	1,617
7.092% due 10/29/2049	EUR	9,200	4,453
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,100	988
TI Group Ltd.
7.875% due 07/12/2010	GBP	5,500	9,329
United Kingdom Gilt
4.250% due 06/07/2032		4,400	7,151
4.250% due 03/07/2036		3,800	6,097
4.750% due 12/07/2038		220	383
Weather Investments II SARL
7.099% due 11/26/2014	EUR	1,000	1,341
XL Capital Finance Europe PLC
6.500% due 01/15/2012		$500	466

Total United Kingdom (Cost $116,067)			94,212

UNITED STATES 62.7%
ASSET-BACKED SECURITIES 1.9%
ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$2,643	2,149
Accredited Mortgage Loan Trust
0.364% due 02/25/2037		118	109
Amortizing Residential Collateral Trust
0.604% due 07/25/2032		8	4
1.014% due 10/25/2031		4	3
Argent Securities, Inc.
0.364% due 10/25/2036		114	112
Asset-Backed Funding Certificates
0.374% due 10/25/2036		248	243
0.664% due 06/25/2034		4,406	2,164
Bear Stearns Asset-Backed Securities Trust
0.764% due 03/25/2043		14	12
Carrington Mortgage Loan Trust
0.634% due 10/25/2035		182	141
CIT Group Home Equity Loan Trust
0.604% due 03/25/2033		7	6
Citigroup Mortgage Loan Trust, Inc.
0.384% due 05/25/2037 (k)		1,018	654
0.414% due 10/25/2036		225	211
Community Program Loan Trust
4.500% due 10/01/2018		402	402
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		505	422
6.681% due 12/01/2033		419	358
Countrywide Asset-Backed Certificates
0.364% due 03/25/2047		580	564
0.364% due 06/25/2047		132	122
0.414% due 09/25/2047		4,227	3,706
0.494% due 09/25/2036		419	297
0.654% due 12/25/2036		225	131
0.794% due 12/25/2031		3	1
CS First Boston Mortgage Securities Corp.
0.934% due 01/25/2032		3	2
GSAMP Trust
0.604% due 03/25/2034		7	7
HFC Home Equity Loan Asset-Backed Certificates
0.665% due 09/20/2033		699	523
Home Equity Asset Trust
0.914% due 11/25/2032		1	1
Home Equity Mortgage Trust
5.500% due 01/25/2037		532	69
HSI Asset Securitization Corp. Trust
0.424% due 04/25/2037		206	158
Indymac Residential Asset-Backed Trust
0.374% due 04/25/2037		75	71
Lehman XS Trust
0.384% due 05/25/2046		1	1
0.394% due 11/25/2046		1,741	1,457
0.464% due 04/25/2037		4,395	2,937
0.544% due 06/25/2046		636	109
0.554% due 11/25/2046		710	199
0.634% due 11/25/2046		1,000	170
Long Beach Mortgage Loan Trust
0.594% due 10/25/2034		360	231
MASTR Asset-Backed Securities Trust
0.374% due 11/25/2036		74	69
Merrill Lynch Mortgage Investors, Inc.
0.364% due 05/25/2037		42	41
0.384% due 08/25/2036		415	412
0.384% due 07/25/2037		1,686	1,576
0.394% due 09/25/2037		461	396
0.434% due 02/25/2037		167	88
Morgan Stanley ABS Capital I
0.374% due 05/25/2037		91	73
Morgan Stanley Mortgage Loan Trust
0.674% due 04/25/2037		1,100	401
Nationstar Home Equity Loan Trust
0.374% due 06/25/2037		278	249
Popular ABS Mortgage Pass-Through Trust
0.404% due 06/25/2047		267	209
Renaissance Home Equity Loan Trust
0.814% due 12/25/2033		932	445
Residential Asset Mortgage Products, Inc.
0.384% due 02/25/2037		149	128
0.394% due 10/25/2036		1,039	1,028
Residential Asset Securities Corp.
0.384% due 02/25/2037		189	174
0.394% due 10/25/2036		279	276
0.814% due 07/25/2032		48	18
SACO I, Inc.
0.374% due 05/25/2036		382	221
Saxon Asset Securities Trust
0.374% due 10/25/2046		1,117	1,075
0.834% due 08/25/2032		1	1
SBI HELOC Trust
0.484% due 08/25/2036		2,075	1,866
Securitized Asset-Backed Receivables LLC Trust
0.354% due 01/25/2037		457	386
Soundview Home Equity Loan Trust
0.374% due 11/25/2036		97	53
0.394% due 01/25/2037		43	42
Structured Asset Securities Corp.
0.604% due 01/25/2033		13	9
0.714% due 05/25/2034		10	8
Washington Mutual Asset-Backed Certificates
0.374% due 10/25/2036		395	324
Wells Fargo Home Equity Trust
0.544% due 10/25/2035		1,368	1,293
0.554% due 11/25/2035		412	406

			29,013

BANK LOAN OBLIGATIONS 0.3%
Daimler Finance North America LLC
4.320% due 08/03/2012		5,050	4,703
Ford Motor Co.
3.320% due 12/16/2013		499	363
4.140% due 12/16/2013		251	182

			5,248

CORPORATE BONDS & NOTES 17.1%
American Express Bank FSB
0.438% due 05/29/2012		100	89
0.471% due 06/12/2012		4,500	3,990
American Express Co.
7.000% due 03/19/2018		7,000	6,808
American Express Credit Corp.
5.875% due 05/02/2013		700	696
American International Group, Inc.
4.250% due 05/15/2013		1,100	638
4.875% due 03/15/2067	EUR	5,200	1,495
8.000% due 05/22/2038		18,700	5,902
8.175% due 05/15/2058		$10,900	3,112
AutoZone, Inc.
5.875% due 10/15/2012		1,600	1,664
7.125% due 08/01/2018		700	742
Bank of America Corp.
1.399% due 10/14/2016		1,600	1,213
4.750% due 05/23/2017	EUR	6,200	6,202
4.750% due 05/06/2019		2,000	1,950
BellSouth Corp.
4.950% due 04/26/2021		$1,800	1,839
Boston Scientific Corp.
6.400% due 06/15/2016		2,700	2,524
Cameron International Corp.
6.375% due 07/15/2018		3,000	2,773
CenturyTel, Inc.
6.000% due 04/01/2017		2,800	2,531
Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	1,000	864
Citigroup Capital XXI
8.300% due 12/21/2077		$300	234
Citigroup, Inc.
1.305% due 06/28/2013	EUR	6,000	7,039
1.400% due 03/05/2014		2,200	2,504
1.527% due 02/09/2016		5,035	5,267
8.400% due 04/29/2049 (a)		$3,900	2,930
CNA Financial Corp.
6.000% due 08/15/2011		2,000	1,904
Computer Sciences Corp.
6.500% due 03/15/2018		5,600	5,732
Cox Communications, Inc.
6.750% due 03/15/2011		1,700	1,794
Daimler Finance North America LLC
4.875% due 06/15/2010		700	701
5.750% due 09/08/2011		1,100	1,123
Erac USA Finance Co.
6.375% due 10/15/2017		1,300	1,176
Exelon Corp.
4.900% due 06/15/2015		2,300	2,145
General Electric Capital Corp.
1.396% due 05/05/2026		650	430
1.616% due 05/22/2013		2,000	1,798
6.375% due 11/15/2067		5,100	3,407
GMAC LLC
4.750% due 09/14/2009	EUR	2,300	3,178
Goldman Sachs Group, Inc.
1.616% due 05/18/2015		6,900	8,303
1.665% due 02/04/2013		2,000	2,555
1.815% due 02/02/2015		2,500	3,048
5.250% due 06/01/2016 (k)	CAD	4,800	3,985
5.375% due 02/15/2013	EUR	3,800	5,389
5.950% due 01/18/2018		$5,000	4,858
6.150% due 04/01/2018		5,784	5,641
6.250% due 09/01/2017		4,300	4,261
HCP, Inc.
5.650% due 12/15/2013		3,000	2,735
5.950% due 09/15/2011		700	686
6.700% due 01/30/2018		2,900	2,523
Home Depot, Inc.
5.400% due 03/01/2016		8,000	7,998
HRPT Properties Trust
5.750% due 11/01/2015		8,250	6,733
International Lease Finance Corp.
5.300% due 05/01/2012		8,000	6,206
5.400% due 02/15/2012		2,400	1,874
6.625% due 11/15/2013		8,000	6,165
JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	3,100	2,311
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	7,600	9,287
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		$10,400	1,625
6.875% due 05/02/2018 (a)		14,600	2,409
Lennar Corp.
5.950% due 10/17/2011		700	654
Loews Corp.
5.250% due 03/15/2016		800	805
Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		1,900	1,905
Masco Corp.
5.875% due 07/15/2012		700	659
6.125% due 10/03/2016		11,000	9,248
Maytag Corp.
5.000% due 05/15/2015		2,200	1,910
McKesson Corp.
5.700% due 03/01/2017		1,900	1,901
Merrill Lynch & Co., Inc.
1.559% due 08/25/2014	EUR	600	702
1.570% due 05/30/2014		1,800	2,045
1.644% due 01/31/2014		2,700	3,172
1.855% due 07/22/2014		3,700	4,035
Midwest Generation LLC
8.300% due 07/02/2009		$235	233
Morgan Stanley
1.557% due 10/18/2016		2,200	1,782
1.600% due 03/01/2013	EUR	1,000	1,248
1.611% due 10/15/2015		$7,200	6,179
1.845% due 04/13/2016	EUR	200	229
NGPL PipeCo. LLC
7.119% due 12/15/2017		$400	420
NiSource Finance Corp.
5.400% due 07/15/2014		800	758
PPG Industries, Inc.
6.650% due 03/15/2018		4,000	4,260
ProLogis
5.625% due 11/15/2015		4,000	3,177
Qwest Corp.
3.879% due 06/15/2013		1,500	1,348
Reynolds American, Inc.
7.250% due 06/01/2013		4,000	4,118
Sara Lee Corp.
6.250% due 09/15/2011		1,600	1,692
Sealed Air Corp.
5.625% due 07/15/2013		2,300	2,082
Simon Property Group LP
6.125% due 05/30/2018		4,000	3,727
Southwest Airlines Co.
5.125% due 03/01/2017		3,300	2,840
Sprint Capital Corp.
8.375% due 03/15/2012		2,900	2,871
8.750% due 03/15/2032		1,100	891
State Street Capital Trust IV
1.629% due 06/01/2077		5,900	3,422
Tyco International Ltd.
7.000% due 12/15/2019		7,500	7,392
United Airlines, Inc.
9.060% due 06/17/2015 (a)		173	1
Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,005
Valero Energy Corp.
6.125% due 06/15/2017		2,000	1,931
Verizon Communications, Inc.
6.100% due 04/15/2018		5,200	5,342
Viacom, Inc.
5.750% due 04/30/2011		2,800	2,868

			261,838

MORTGAGE-BACKED SECURITIES 14.9%
Adjustable Rate Mortgage Trust
5.152% due 09/25/2035		593	386
American Home Mortgage Assets
0.504% due 09/25/2046		2,789	1,174
0.544% due 09/25/2046		763	166
2.260% due 11/25/2046		7,254	3,327
American Home Mortgage Investment Trust
4.290% due 10/25/2034		957	680
Banc of America Commercial Mortgage, Inc.
5.414% due 09/10/2047		1,100	880
Banc of America Funding Corp.
5.967% due 10/20/2046		4,645	2,391
6.102% due 01/20/2047		835	445
BCAP LLC Trust
0.484% due 01/25/2037		11,201	4,279
Bear Stearns Adjustable Rate Mortgage Trust
2.264% due 03/25/2035		2,767	2,378
2.500% due 08/25/2035		4,779	4,185
2.900% due 03/25/2035		6,791	5,876
4.248% due 05/25/2034		1,715	1,348
4.550% due 08/25/2035		3,843	3,395
4.625% due 10/25/2035		4,512	3,578
4.630% due 05/25/2034		596	416
4.654% due 10/25/2033		841	740
5.172% due 02/25/2034		92	60
5.609% due 02/25/2033		107	100
5.733% due 02/25/2036		1,123	662
Bear Stearns Alt-A Trust
5.490% due 09/25/2035		4,272	2,321
5.521% due 11/25/2035		202	109
5.673% due 11/25/2036		2,995	1,524
5.694% due 11/25/2036		5,988	3,036
5.731% due 02/25/2036		6,734	2,982
5.841% due 11/25/2036		1,692	824
6.250% due 08/25/2036		4,254	2,005
Bear Stearns Commercial Mortgage Securities
0.429% due 03/15/2019		144	124
5.540% due 09/11/2041		2,600	2,163
Bella Vista Mortgage Trust
0.565% due 05/20/2045		73	29
Citigroup Commercial Mortgage Trust
0.389% due 08/15/2021		14	12
5.888% due 12/10/2049		3,900	2,768
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		3,059	2,436
4.748% due 08/25/2035		2,729	2,172
4.900% due 10/25/2035		4,271	3,246
5.672% due 07/25/2046		5,189	2,772

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	11,800	8,740
Commercial Mortgage Pass-Through Certificates
0.539% due 02/05/2019	300	215
Countrywide Alternative Loan Trust
0.510% due 12/20/2046	4,929	1,979
0.514% due 05/25/2036	142	56
0.524% due 05/25/2035	3,114	1,407
0.524% due 07/25/2046	2,982	1,273
0.525% due 03/20/2046	165	68
0.564% due 09/25/2046	1,700	140
0.574% due 07/25/2046	1,300	110
0.594% due 02/25/2037	136	62
0.595% due 09/20/2046	1,700	172
0.664% due 05/25/2037	1,767	702
0.664% due 06/25/2037	932	207
0.734% due 12/25/2035	812	192
2.840% due 11/25/2035	1,366	603
3.380% due 11/25/2035	1,085	474
5.250% due 06/25/2035	930	743
6.000% due 10/25/2032	27	23
6.000% due 01/25/2037	4,009	2,191
6.000% due 04/25/2037	4,452	2,415
6.250% due 08/25/2037	1,338	720
Countrywide Home Loan Mortgage Pass-Through Trust
0.604% due 04/25/2035	235	108
0.634% due 03/25/2035	2,295	969
0.644% due 02/25/2035	194	101
0.654% due 02/25/2035	230	122
0.654% due 03/25/2036	1,141	211
4.122% due 11/19/2033	112	100
4.543% due 08/25/2034	306	189
5.250% due 01/20/2035	728	579
5.250% due 02/20/2036	1,979	1,345
5.550% due 04/20/2036	1,215	806
6.069% due 09/25/2047	3,442	2,027
Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039	11,200	7,710
6.500% due 07/26/2036	1,483	810
CS First Boston Mortgage Securities Corp.
0.964% due 03/25/2034	540	253
3.844% due 07/25/2033	93	82
4.214% due 08/25/2033	808	707
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.384% due 01/25/2047	261	237
0.414% due 10/25/2036	1,236	1,060
5.500% due 12/25/2035	1,600	906
6.300% due 07/25/2036	1,600	801
First Horizon Asset Securities, Inc.
3.170% due 07/25/2033	152	135
4.742% due 12/25/2033	587	485
5.365% due 08/25/2035	486	370
6.250% due 08/25/2017	944	930
GMAC Mortgage Corp. Loan Trust
4.765% due 06/25/2034	119	65
5.500% due 09/25/2034	1,064	1,067
Greenpoint Mortgage Funding Trust
0.494% due 01/25/2037	2,397	971
0.514% due 12/25/2046	1,500	141
0.524% due 04/25/2036	1,291	472
0.534% due 06/25/2045	762	325
0.584% due 11/25/2045	154	73
Greenpoint Mortgage Pass-Through Certificates
4.826% due 10/25/2033	109	83
GS Mortgage Securities Corp. II
0.408% due 03/06/2020	274	235
GSR Mortgage Loan Trust
4.469% due 09/25/2035	818	689
4.535% due 03/25/2033	734	670
Harborview Mortgage Loan Trust
0.403% due 01/19/2038	1,498	1,385
0.503% due 09/19/2037	1,431	589
0.503% due 01/19/2038	7,938	3,393
0.505% due 08/21/2036	3,091	1,312
0.533% due 05/19/2035	1,465	657
0.553% due 03/19/2036	384	162
0.683% due 02/19/2034	12	9
4.353% due 05/19/2033	1,038	884
5.143% due 07/19/2035	245	142
Indymac IMSC Mortgage Loan Trust
0.494% due 07/25/2047	6,253	2,400
Indymac Index Mortgage Loan Trust
0.524% due 05/25/2046	2,289	945
0.554% due 06/25/2037	459	188
0.604% due 11/25/2036	1,728	275
4.976% due 12/25/2034	360	273
5.000% due 08/25/2035	833	469
5.302% due 09/25/2035	846	461
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	2,423	1,969
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	500	385
JPMorgan Mortgage Trust
4.381% due 11/25/2033	788	686
5.012% due 02/25/2035	2,340	2,048
5.377% due 08/25/2035	1,400	1,086
Luminent Mortgage Trust
0.484% due 12/25/2036	9,801	3,854
MASTR Adjustable Rate Mortgages Trust
0.524% due 04/25/2046	704	289
0.654% due 05/25/2047	1,500	115
MASTR Alternative Loans Trust
0.714% due 03/25/2036	937	337
MASTR Asset Securitization Trust
5.500% due 11/25/2017	285	285
Mellon Residential Funding Corp.
0.759% due 12/15/2030	17	14
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	3,800	2,538
5.414% due 07/12/2046	100	76
6.156% due 08/12/2049	9,802	6,798
Merrill Lynch Mortgage Investors, Inc.
0.524% due 02/25/2036	10,319	5,575
0.564% due 08/25/2036	715	328
4.668% due 02/25/2033	304	259
MLCC Mortgage Investors, Inc.
0.564% due 11/25/2035	2,092	1,446
1.314% due 10/25/2035	3,399	2,710
4.250% due 10/25/2035	3,933	3,176
Morgan Stanley Capital I
5.558% due 03/12/2044	1,000	813
5.692% due 04/15/2049	1,500	1,098
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	448	269
5.524% due 02/25/2036	849	363
5.820% due 03/25/2047	1,300	758
6.138% due 03/25/2047	1,100	648
Residential Accredit Loans, Inc.
0.464% due 02/25/2047	3,163	1,215
0.494% due 06/25/2046	7,269	2,802
0.524% due 04/25/2046	177	67
0.619% due 09/25/2046	2,200	255
5.667% due 09/25/2035	1,168	727
Residential Asset Securitization Trust
0.764% due 12/25/2036	812	364
5.750% due 02/25/2036	1,529	977
6.250% due 10/25/2036	1,000	507
6.500% due 08/25/2036	1,500	718
Residential Funding Mortgage Securities I
5.202% due 09/25/2035	592	425
Structured Adjustable Rate Mortgage Loan Trust
0.534% due 05/25/2037	221	87
2.610% due 01/25/2035	79	34
4.026% due 04/25/2034	1,282	1,072
4.802% due 02/25/2034	529	405
6.000% due 10/25/2037	1,107	517
Structured Asset Mortgage Investments, Inc.
0.414% due 09/25/2047	297	277
0.504% due 07/25/2046	2,199	920
0.534% due 05/25/2036	6,158	2,445
0.534% due 09/25/2047	200	38
0.544% due 05/25/2045	1,037	467
0.563% due 07/19/2035	7,054	4,493
0.564% due 09/25/2047	789	174
0.624% due 12/25/2035	73	33
0.893% due 07/19/2034	33	18
2.939% due 08/25/2047	3,688	1,391
TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	200	100
Thornburg Mortgage Securities Trust
0.434% due 09/25/2046	61	56
Wachovia Bank Commercial Mortgage Trust
0.409% due 09/15/2021	6,906	4,977
WaMu Mortgage Pass-Through Certificates
0.534% due 07/25/2046	855	225
0.544% due 04/25/2045	2,370	1,219
0.574% due 11/25/2045	533	258
0.584% due 12/25/2045	1,865	884
0.604% due 10/25/2045	228	120
0.624% due 01/25/2045	477	222
0.634% due 01/25/2045	322	162
0.802% due 11/25/2034	1,787	602
0.854% due 12/25/2027	1,259	942
2.080% due 01/25/2047	2,230	781
2.100% due 04/25/2047	1,534	641
2.139% due 02/25/2047	2,441	984
2.160% due 12/25/2046	7,463	2,556
2.320% due 06/25/2046	3,910	1,783
2.340% due 02/25/2046	126	56
2.674% due 05/25/2041	47	38
2.740% due 06/25/2042	259	188
2.740% due 08/25/2042	124	79
2.909% due 06/25/2033	273	213
3.127% due 07/25/2046	1,452	612
3.127% due 10/25/2046	3,042	1,365
3.711% due 03/25/2034	1,952	1,638
3.997% due 08/25/2034	2,032	1,773
4.542% due 09/25/2033	6,200	5,267
5.468% due 04/25/2037	3,910	2,345
5.581% due 12/25/2036	4,298	2,652
5.687% due 02/25/2037	3,156	1,765
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.564% due 07/25/2046	468	137
2.280% due 07/25/2046	1,345	455
2.310% due 05/25/2046	3,920	1,666
Washington Mutual MSC Mortgage Pass-Through Certificates
5.380% due 02/25/2033	13	11
Wells Fargo Mortgage-Backed Securities Trust
4.694% due 04/25/2036	1,315	1,061
4.950% due 03/25/2036	5,391	3,815
5.775% due 04/25/2036	1,046	275

		227,133

MUNICIPAL BONDS & NOTES 1.5%
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
8.514% due 01/01/2014	630	582
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	6,900	5,848
5.000% due 06/01/2038	4,600	3,849
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	800	599
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	5,700	5,472
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	3,400	2,231
5.000% due 06/01/2041	500	271
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
8.850% due 12/15/2013	330	292
Northern Alaska State Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046	5,000	2,708
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	2,000	104
South Carolina State Transportation Infrastructure Bank Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 10/01/2023	1,500	1,508

		23,464

	SHARES
PREFERRED STOCKS 0.0%
SLM Corp. CPI Linked
0.750% due 01/16/2018	25,700	322

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 26.8%
Fannie Mae
0.374% due 07/25/2037	$4,535	4,023
0.429% due 03/25/2034	33	30
0.464% due 08/25/2034	25	24
0.514% due 10/27/2037	7,400	6,739
0.564% due 06/25/2044	9	9
0.714% due 06/25/2029	31	30
2.638% due 06/01/2043 - 10/01/2044	654	648
3.014% due 06/01/2035	171	172
3.705% due 03/01/2033	247	247
4.000% due 02/01/2014 - 04/01/2014	3,004	3,057
4.287% due 11/01/2034	3,632	3,673
4.500% due 02/01/2013 - 05/01/2013	2,847	2,918
4.647% due 12/01/2036	340	342
4.828% due 09/01/2035	949	983
4.880% due 12/01/2015	1,867	1,952
4.922% due 05/01/2026	24	24
4.934% due 12/01/2034	187	193
5.000% due 02/01/2013 - 05/01/2038	7,031	7,195
5.029% due 09/01/2019	13	13
5.360% due 01/01/2016	983	1,050
5.500% due 05/25/2027 - 02/01/2048	129,102	133,429
5.500% due 10/01/2033 - 06/01/2038 (f)	117,264	121,422
5.700% due 08/01/2018	3,741	3,704
6.000% due 01/01/2023 - 07/25/2044	13,136	13,807
6.500% due 09/01/2024 - 06/25/2044	6,911	7,339
Federal Housing Administration
6.896% due 07/01/2020	977	962
7.430% due 09/01/2022 - 11/01/2022	80	80
Freddie Mac
0.574% due 08/25/2031	58	47
0.669% due 12/15/2030	384	379
0.702% due 03/09/2011 (d)	2,331	2,340
0.769% due 12/15/2031	147	145
0.926% due 05/04/2011 (d)	545	546
0.937% due 08/05/2011 (d)	1,619	1,620
1.089% due 01/28/2011 (d)	1,280	1,285
4.261% due 06/01/2024	56	57
4.500% due 07/15/2018	1,981	2,050
4.850% due 11/01/2035	841	872
4.881% due 10/01/2035	792	799
5.000% due 11/15/2021 - 03/15/2025	2,808	2,864
5.023% due 08/01/2035	937	965
5.096% due 10/01/2035	857	892
5.261% due 03/01/2036	906	943
5.338% due 09/01/2035	161	165
5.500% due 06/01/2036	3,283	3,403
6.000% due 09/01/2021 - 07/01/2039	4,329	4,575
7.000% due 09/01/2036	4,795	5,140
Ginnie Mae
4.125% due 10/20/2029	37	37
4.500% due 09/15/2033	36	36
5.500% due 07/01/2039	50,000	51,602
6.000% due 08/20/2034 - 01/15/2039	11,456	12,033
Small Business Administration
4.625% due 02/01/2025	834	861
4.754% due 08/10/2014	39	40
5.110% due 04/01/2025	1,792	1,868

		409,629

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes
0.875% due 04/30/2011 (g)	1,665	1,661
0.875% due 05/31/2011	1,040	1,036

		2,697

Total United States (Cost $1,144,292)		959,344

SHORT-TERM INSTRUMENTS 5.4%
REPURCHASE AGREEMENTS 0.7%
Barclays Capital, Inc.
0.020% due 07/01/2009	$2,000	2,000
(Dated 06/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2016 valued at $2,069. Repurchase proceeds are $2,000.)
JPMorgan Chase Bank N.A.
0.090% due 07/01/2009	7,200	7,200
(Dated 06/30/2009. Collateralized by Freddie Mac 6.875% due 09/15/2010 valued at $7,352. Repurchase proceeds are $7,200.)
State Street Bank and Trust Co.
0.010% due 07/01/2009	1,702	1,702
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $1,740. Repurchase proceeds are $1,702.)

		10,902

U.S. TREASURY BILLS 0.6%
0.767% due 07/16/2009 - 12/24/2009 (b)(d)(e)(g)	8,593	8,592

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 4.1%
	6,248,318	62,539

Total Short-Term Instruments (Cost $82,033)		82,033

PURCHASED OPTIONS (i) 0.0% (Cost $29)		28
Total Investments 129.3% (Cost $2,212,028)		$1,978,091
Written Options (j) (0.0%) (Premiums $747)		(337)
Other Assets and Liabilities (Net) (29.3%)		(448,260)

Net Assets 100.0%		$1,529,494

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Affiliated to the Fund.

(d) Securities with an aggregate market value of $8,840 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(e) Securities with an aggregate market value of $580 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2009.

(f) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $178,762 at a weighted average interest rate of 0.479%. On June 30, 2009, securities valued at $113,545 were pledged as collateral for reverse repurchase agreements.

(g) Securities with an aggregate market value of $6,339 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	41	$(16)
90-Day Euribor March Futures	Long	03/2011	990	(1,114)
Euro-Bobl September Futures Put Options Strike @ EUR 107.000	Long	09/2009	564	0
Euro-Bund 10-Year Bond September Futures Put Options Strike @ EUR 105.000	Long	09/2009	649	0
Japan Government 10-Year Bond September Futures	Long	09/2009	74	1,768
U.S. Treasury 10-Year Note September Futures	Long	09/2009	22	20
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	1,734	(1,641)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	713	275
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	147	(139)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	1,185	(282)

				$(1,129)

(h) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	CITI	(0.680%)	12/20/2012	0.502%		$1,600	$(10)	$0	$(10)
AutoZone, Inc.	GSC	(1.090%)	09/20/2018	0.521%		700	(31)	0	(31)
Bank of America Corp.	CITI	(0.170%)	12/20/2016	2.080%		1,600	183	0	183
Bank of America Corp.	DUB	(1.720%)	12/20/2013	2.293%		4,000	89	0	89
Barclays Bank PLC	RBS	(2.350%)	12/20/2017	2.120%		6,900	(112)	0	(112)
Boston Scientific Corp.	UBS	(2.060%)	06/20/2016	1.111%		2,700	(156)	0	(156)
Cameron International Corp.	DUB	(0.770%)	09/20/2018	1.708%		3,000	202	0	202
CenturyTel, Inc.	BOA	(0.595%)	06/20/2017	0.915%		2,800	61	0	61
CNA Financial Corp.	JPM	(0.440%)	09/20/2011	3.246%		2,000	117	0	117
Computer Sciences Corp.	BCLY	(0.760%)	03/20/2018	0.573%		1,000	(14)	0	(14)
Computer Sciences Corp.	GSC	(1.180%)	03/20/2018	0.573%		4,600	(210)	0	(210)
Cox Communications, Inc.	MSC	(0.200%)	03/20/2011	0.449%		1,700	7	0	7
Daimler Finance N.A. LLC	JPM	(0.520%)	06/20/2010	1.289%		700	5	0	5
Daimler Finance N.A. LLC	RBS	(0.620%)	09/20/2011	1.524%		1,100	21	0	21
Erac USA Finance Co.	GSC	(0.800%)	12/20/2017	2.386%		1,300	132	0	132
Exelon Corp.	MLP	(0.520%)	06/20/2015	2.226%		2,300	198	0	198
Goldman Sachs Group, Inc.	CITI	(1.130%)	03/20/2018	1.423%		5,000	101	0	101
Goldman Sachs Group, Inc.	CITI	(1.100%)	06/20/2018	1.416%		2,500	56	0	56
Goldman Sachs Group, Inc.	CITI	(1.370%)	06/20/2018	1.416%		3,800	11	0	11
Goldman Sachs Group, Inc.	JPM	(1.470%)	06/20/2018	1.416%		5,700	(24)	0	(24)
Goldman Sachs Group, Inc.	UBS	(0.310%)	06/20/2016	1.486%		500	35	0	35
HCP, Inc.	BCLY	(1.150%)	03/20/2018	3.339%		2,900	389	0	389
HCP, Inc.	JPM	(0.610%)	09/20/2011	3.797%		700	46	0	46
HCP, Inc.	MSC	(2.030%)	12/20/2013	3.695%		3,000	188	0	188
Home Depot, Inc.	BCLY	(1.150%)	03/20/2016	0.918%		8,000	(112)	0	(112)
HRPT Properties Trust	MSC	(1.960%)	12/20/2015	5.877%		8,250	1,434	0	1,434
International Lease Finance Corp.	BCLY	(0.170%)	03/20/2012	9.924%		2,400	508	0	508
International Lease Finance Corp.	JPM	(1.620%)	06/20/2012	9.716%		8,000	1,502	0	1,502
International Lease Finance Corp.	MSC	(1.590%)	12/20/2013	9.030%		8,000	1,862	0	1,862
Lennar Corp.	MLP	(5.750%)	12/20/2012	4.047%		700	(37)	0	(37)
Loews Corp.	JPM	(0.330%)	03/20/2016	0.610%		800	14	0	14
Marsh & McLennan Cos., Inc.	BCLY	(0.650%)	09/20/2010	0.366%		1,900	(7)	0	(7)
Masco Corp.	CITI	(1.910%)	12/20/2016	3.379%		11,000	891	0	891
Masco Corp.	MSC	(0.580%)	09/20/2012	3.728%		700	63	0	63
Maytag Corp.	JPM	(0.460%)	06/20/2015	0.820%		2,200	43	0	43
McKesson Corp.	BOA	(0.380%)	03/20/2017	0.331%		1,900	(7)	0	(7)
Merrill Lynch & Co., Inc.	DUB	(1.540%)	06/20/2018	2.238%		2,000	93	0	93
NiSource Finance Corp.	JPM	(0.620%)	09/20/2014	2.386%		800	63	0	63
Pearson Dollar Finance PLC	MSC	(0.540%)	06/20/2014	0.497%		6,800	(15)	0	(15)
Pearson Dollar Finance Two PLC	BCLY	(0.610%)	06/20/2013	0.467%		2,500	(14)	0	(14)
PPG Industries, Inc.	CSFB	(0.830%)	03/20/2018	1.426%		4,000	167	0	167
ProLogis	BOA	(1.480%)	12/20/2015	4.818%		4,000	629	0	629
Reynolds American, Inc.	BCLY	(1.200%)	06/20/2013	2.411%		4,000	172	0	172
Rio Tinto Alcan, Inc.	BOA	(0.290%)	03/20/2011	0.303%		2,400	0	0	0
Sara Lee Corp.	CITI	(0.330%)	09/20/2011	0.299%		1,600	(1)	0	(1)
Sealed Air Corp.	CSFB	(0.500%)	09/20/2013	1.255%		2,300	68	0	68
Simon Property Group LP	DUB	(0.947%)	06/20/2018	2.178%		4,000	333	0	333
Smith Group PLC	RBS	(0.530%)	09/20/2010	0.653%	GBP	5,500	12	0	12
Southwest Airlines Co.	BCLY	(0.640%)	03/20/2017	2.098%		$3,300	299	0	299
Sprint Capital Corp.	MLP	(0.460%)	03/20/2012	3.778%		3,700	307	0	307
Tate & Lyle International Finance PLC	DUB	(0.510%)	12/20/2014	1.529%		1,000	50	0	50
Tyco International Finance S.A.	BOA	(1.120%)	12/20/2019	1.119%		7,500	(3)	0	(3)
UBS Warburg LLC	BCLY	(1.820%)	12/20/2013	1.255%	EUR	8,900	(298)	0	(298)
UBS Warburg LLC	BCLY	(2.250%)	03/20/2014	1.256%		6,000	(369)	0	(369)
UBS Warburg LLC	CITI	(2.200%)	03/20/2014	1.256%		2,000	(117)	0	(117)
UBS Warburg LLC	DUB	(2.200%)	03/20/2014	1.256%		500	(29)	0	(29)
Universal Health Services, Inc.	BOA	(1.250%)	06/20/2016	0.664%		$1,000	(37)	0	(37)
Valero Energy Corp.	CITI	(1.120%)	06/20/2017	2.469%		2,000	166	0	166
Viacom, Inc.	BOA	(3.200%)	06/20/2011	1.490%		1,800	(61)	0	(61)
Viacom, Inc.	MSC	(0.640%)	06/20/2011	1.490%		700	11	0	11
Viacom, Inc.	RBS	(3.250%)	06/20/2011	1.490%		300	(10)	0	(10)
Vivendi	JPM	(1.500%)	06/20/2018	1.284%		6,400	(103)	0	(103)
Vivendi	RBS	(3.100%)	06/20/2013	1.186%		1,440	(104)	0	(104)
XL Capital Finance Europe PLC	BCLY	(0.310%)	03/20/2012	4.249%		500	49	0	49

							$8,696	$0	$8,696

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	GSC	0.980%	09/20/2013	2.396%	$2,900	$(154)	$0	$(154)
Berkshire Hathaway Finance Corp.	JPM	1.000%	09/20/2013	2.396%	3,600	(188)	0	(188)
Brazil Government International Bond	JPM	1.260%	08/20/2011	1.177%	4,200	26	0	26
Brazil Government International Bond	JPM	1.345%	08/20/2011	1.177%	5,800	49	0	49
General Electric Capital Corp.	BOA	5.000%	06/20/2014	4.176%	7,000	242	99	143
JSC Gazprom	MLP	0.610%	05/20/2012	5.007%	500	(57)	0	(57)
SLM Corp.	GSC	0.700%	06/20/2012	8.543%	1,400	(263)	0	(263)

						$(345)	$99	$(444)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-8 10-Year Index	CSFB	(0.600%)	06/20/2017	$51,923	$3,247	$1,282	$1,965
CDX.IG-8 10-Year Index	GSC	(0.600%)	06/20/2017	186,904	11,687	3,473	8,214

					$14,934	$4,755	$10,179

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$8,500	$(6,544)	$(2,724)	$(3,820)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	3,991	(2,674)	(1,502)	(1,172)

					$(9,218)	$(4,226)	$(4,992)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	10,000	$483	$(11)	$494
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		15,000	841	(16)	857
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		17,300	994	23	971
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		5,700	110	0	110
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		18,700	429	0	429
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	DUB	AUD	9,800	(43)	24	(67)
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	UBS		236,000	(1,034)	606	(1,640)
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	GSC	SEK	18,000	203	(19)	222
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	RBS		$2,900	18	0	18
Pay	6-Month EUR-LIBOR	3.000%	09/15/2012	JPM	EUR	117,700	246	1,130	(884)
Pay	6-Month EUR-LIBOR	3.000%	09/15/2012	RBS		25,500	53	149	(96)
Pay	6-Month GBP-LIBOR	3.500%	03/17/2015	BCLY	GBP	1,200	(59)	(62)	3
Pay	6-Month JPY-LIBOR	1.000%	12/16/2010	UBS	JPY	1,220,000	58	41	17
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	BOA		7,620,000	106	(165)	271
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	RBS		10,620,000	148	(100)	248
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	UBS		13,220,000	185	(14)	199

							$2,738	$1,586	$1,152

(i) Purchased options outstanding on June 30, 2009:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	$1.180	07/20/2009	EUR	200,000	$28	$27

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 6.000% due 09/01/2039	$94.625	09/08/2009	$10,900	$1	$1

(j) Written options outstanding on June 30, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	1.750%	08/21/2009	$14,800	$30	$54
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.300%	08/03/2009	57,000	143	29
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	80,500	370	167
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.150%	08/03/2009	14,100	32	11
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.300%	08/03/2009	32,100	60	16
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.550%	08/03/2009	43,500	112	60

							$747	$337

(k) Restricted securities as of June 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup Mortgage Loan Trust, Inc.	0.384%	05/25/2037	03/26/2008	$907	$654	0.04%
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	4,325	3,985	0.26%

				$5,232	$4,639	0.30%

(l) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	07/01/2039	$175,500	$179,911	$181,121
Fannie Mae	6.000%	07/01/2039	1,100	1,144	1,150
Freddie Mac	5.500%	07/01/2039	3,000	3,097	3,096

				$184,152	$185,367

(m) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	BCLY	10,000	07/2009	$6	$0	$6
Sell		DUB	15,066	07/2009	0	(138)	(138)
Sell		GSC	4,663	07/2009	0	(87)	(87)
Sell		MSC	2,679	07/2009	0	(24)	(24)
Sell		RBC	22,983	07/2009	0	(316)	(316)
Buy	BRL	GSC	5,211	08/2009	100	0	100
Sell		HSBC	4,383	08/2009	0	(39)	(39)
Buy		JPM	5,211	08/2009	99	0	99
Sell	CAD	GSC	1,943	08/2009	66	0	66
Sell		JPM	21,377	08/2009	1,037	0	1,037
Buy		MSC	1,730	08/2009	0	(81)	(81)
Sell		RBC	1,522	08/2009	33	0	33
Sell	CLP	BCLY	449,185	11/2009	0	(71)	(71)
Buy		CITI	479,200	11/2009	72	0	72
Buy	CNY	BCLY	4,341	07/2009	0	(40)	(40)
Sell		BCLY	39,954	07/2009	0	(125)	(125)
Buy		DUB	65,957	07/2009	0	(581)	(581)
Buy		HSBC	20,656	07/2009	0	(181)	(181)
Buy		JPM	27,196	07/2009	0	(239)	(239)
Sell		JPM	78,196	07/2009	0	(293)	(293)
Buy		BCLY	5,936	09/2009	10	0	10
Buy		CITI	5,900	09/2009	14	0	14
Buy		DUB	26,747	09/2009	59	0	59
Sell		DUB	55,341	09/2009	0	(269)	(269)
Buy		HSBC	11,926	09/2009	27	0	27
Buy		JPM	4,832	09/2009	8	0	8
Buy		BCLY	27,062	05/2010	0	(391)	(391)
Sell		BCLY	57,553	05/2010	0	(482)	(482)
Buy		MLP	30,492	05/2010	0	(424)	(424)
Buy	DKK	RBS	88,533	07/2009	0	(223)	(223)
Buy		RBS	88,533	10/2009	4	0	4
Buy	EUR	BCLY	369,326	07/2009	2,777	0	2,777
Sell		BCLY	50,429	07/2009	42	(840)	(798)
Buy		BOA	2,711	07/2009	0	(12)	(12)
Sell		BOA	4,480	07/2009	0	(1)	(1)
Buy		CITI	7,433	07/2009	0	(38)	(38)
Sell		CITI	27,322	07/2009	0	(334)	(334)
Sell		DUB	794	07/2009	0	(7)	(7)
Buy		GSC	2,692	07/2009	0	(28)	(28)
Sell		GSC	32,149	07/2009	0	(31)	(31)
Buy		JPM	2,475	07/2009	42	0	42
Buy		RBC	1,149	07/2009	30	0	30
Sell		RBC	87,267	07/2009	69	(1,228)	(1,159)
Buy		RBS	299	07/2009	0	0	0
Buy	GBP	BCLY	4,633	07/2009	280	0	280
Sell		BCLY	9,204	07/2009	14	(718)	(704)
Sell		BOA	8,300	07/2009	0	(499)	(499)
Buy		CITI	79,679	07/2009	7,777	0	7,777
Sell		CITI	9,300	07/2009	0	(493)	(493)
Buy		CSFB	2,482	07/2009	106	0	106
Buy		DUB	768	07/2009	24	0	24
Sell		GSC	1,063	07/2009	2	0	2
Buy		JPM	1,500	07/2009	2	(1)	1
Sell		JPM	7,951	07/2009	0	(220)	(220)
Buy		MSC	3,796	07/2009	144	0	144
Sell		MSC	6,990	07/2009	98	0	98
Buy		RBC	1,003	07/2009	14	0	14
Buy		RBS	4,536	07/2009	161	(4)	157
Buy		UBS	1,167	07/2009	23	0	23
Buy		RBS	56,426	08/2009	41	0	41
Buy	INR	BCLY	211	07/2009	0	0	0
Sell		BOA	512	07/2009	0	(1)	(1)
Buy		CITI	640	07/2009	0	0	0
Sell		CITI	510	07/2009	0	(1)	(1)
Sell		DUB	449	07/2009	0	(1)	(1)
Buy		HSBC	212	07/2009	0	0	0
Buy		JPM	213	07/2009	0	0	0
Buy		MSC	195	07/2009	0	0	0
Sell		BCLY	211	10/2009	0	0	0
Sell		CITI	643	10/2009	0	0	0
Sell		HSBC	212	10/2009	0	0	0
Sell		JPM	213	10/2009	0	0	0
Sell		MSC	195	10/2009	0	0	0
Buy	JPY	BCLY	1,560,125	07/2009	202	(29)	173
Buy		BNP	68,254,016	07/2009	782	0	782
Sell		BNP	3,274,913	07/2009	269	(60)	209
Buy		CITI	956,976	07/2009	0	(120)	(120)
Buy		CSFB	865,547	07/2009	83	(14)	69
Sell		CSFB	26,075	07/2009	0	(5)	(5)
Buy		GSC	158,005	07/2009	34	0	34
Sell		GSC	87,089	07/2009	0	(11)	(11)
Buy		JPM	12,811	07/2009	0	(1)	(1)
Sell		JPM	3,573,000	07/2009	293	0	293
Sell		RBC	3,500,000	07/2009	0	(85)	(85)
Sell		BOA	572,270	08/2009	0	(2)	(2)
Buy		MSC	18,093,775	08/2009	1	0	1
Sell	KRW	BCLY	59,078	07/2009	0	(3)	(3)
Sell		BOA	34,391	07/2009	0	(2)	(2)
Sell		CITI	34,745	07/2009	0	(1)	(1)
Sell		DUB	10,376	07/2009	0	0	0
Buy	MXN	CITI	124	11/2009	1	0	1
Buy	MYR	BCLY	3,965	08/2009	48	0	48
Sell		BCLY	10,708	08/2009	0	(24)	(24)
Buy		CITI	3,065	08/2009	31	0	31
Buy		HSBC	3,538	08/2009	41	0	41
Buy	PHP	BCLY	52,949	08/2009	0	(1)	(1)
Buy		CITI	33,717	08/2009	3	0	3
Sell		CITI	115,075	08/2009	10	(2)	8
Buy		DUB	22,460	08/2009	0	0	0
Buy	SEK	RBS	93,313	07/2009	0	(577)	(577)
Buy		RBS	93,313	10/2009	11	0	11
Buy	SGD	HSBC	1,360	07/2009	0	(2)	(2)
Sell		HSBC	1,477	07/2009	0	(49)	(49)
Sell	TWD	BCLY	778	08/2009	0	(1)	(1)
Sell		CITI	276	08/2009	0	0	0
Sell		DUB	359	08/2009	0	0	0
Sell		JPM	729	08/2009	0	(1)	(1)
Buy	ZAR	BCLY	74	11/2009	2	0	2

					$14,992	$(9,451)	$5,541

(n) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Canada	$0	$62,681	$21,427	$84,108
France	0	99,104	0	99,104
Germany	0	201,069	0	201,069
Japan	0	151,166	0	151,166
Netherlands	0	92,533	0	92,533
United Kingdom	0	88,825	5,387	94,212
United States	0	956,153	3,191	959,344
Short-Term Instruments	62,539	19,494	0	82,033
Other Investments++	0	204,335	10,187	214,522

Investments, at value	$62,539	$1,875,360	$40,192	$1,978,091

Short Sales, at value	$0	$(185,367)	$0	$(185,367)

Financial Derivative Instruments+++	$(1,129)	$18,015	$1,780	$18,666

Total	$61,410	$1,708,008	$41,972	$1,811,390

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Canada	$18,516	$0	$0	$0	$2,911	$0	$21,427
United Kingdom	0	5,053	0	0	334	0	5,387
United States	3,538	(401)	1	18	35	0	3,191
Other Investments++	12,256	(1,038)	67	(129)	1,146	(2,115)	10,187

Investments, at value	$34,310	$3,614	$68	$(111)	$4,426	$(2,115)	$40,192

Financial Derivative Instruments+++	$2,878	$0	$0	$0	$(18)	$(1,080)	$1,780

Total	$37,188	$3,614	$68	$(111)	$4,408	$(3,195)	$41,972

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Foreign Bond Fund (U.S. Dollar-Hedged)

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 3.8%
Australia & New Zealand Banking Group Ltd.
5.250% due 01/16/2014	AUD	5,000	$3,939
Citigroup Pty Ltd.
5.500% due 06/18/2012		32,500	26,151
Commonwealth Bank of Australia
2.400% due 01/12/2012		$4,000	4,019
4.500% due 02/20/2014	AUD	18,900	14,400
Medallion Trust
0.791% due 05/25/2035		$2,339	2,107
National Australia Bank Ltd.
0.800% due 06/19/2017		500	420
0.831% due 06/29/2016		5,600	4,919
4.875% due 01/21/2013	EUR	1,600	2,345
New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	3,350	2,769
Puma Finance Ltd.
0.822% due 02/21/2038		$3,751	3,352
3.290% due 08/22/2037	AUD	4,104	3,075
3.555% due 07/12/2036		1,847	1,410
Seven Media Group
5.365% due 12/28/2012		6,286	2,849
5.730% due 12/28/2012		1,505	682
Superannuation Members Home Loans Global Fund
0.769% due 03/09/2036		$5,948	5,184
Swan Trust
1.018% due 05/12/2037		303	264
Torrens Trust
3.527% due 10/19/2038	AUD	10,251	7,357
Westpac Banking Corp.
3.380% due 05/25/2017		1,000	746
4.750% due 03/05/2014		2,000	1,539

Total Australia (Cost $92,225)			87,527

BERMUDA 0.5%
Merna Reinsurance Ltd.
1.248% due 07/07/2010		$10,700	9,957

Total Bermuda (Cost $10,029)			9,957

CANADA 3.1%
Agrium, Inc.
6.750% due 01/15/2019		5,000	4,949
Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	18,300	15,640
Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	9,000	12,979
Ford Auto Securitization Trust
4.817% due 10/15/2012	CAD	1,700	1,460
Glacier Credit Card Trust
5.027% due 02/20/2013		6,400	5,507
Honda Canada Finance, Inc.
0.620% due 03/26/2012		3,000	2,381
Master Credit Card Trust
5.297% due 08/21/2012		2,700	2,473
Province of Ontario Canada
5.600% due 06/02/2035		8,400	7,953
Province of Quebec Canada
5.000% due 12/01/2038		12,100	10,554
5.750% due 12/01/2036		8,700	8,362

Total Canada (Cost $72,669)			72,258

CAYMAN ISLANDS 1.5%
Foundation Re II Ltd.
7.576% due 11/26/2010		$1,650	1,545
Green Valley Ltd.
5.045% due 01/10/2011	EUR	2,400	3,258
Longpoint Re Ltd.
5.874% due 05/08/2010		$2,900	2,819
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		10,700	9,379
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	3,300	3,282
Residential Reinsurance 2007 Ltd.
6.668% due 06/07/2010		$400	379
8.418% due 06/07/2010		6,300	6,010
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		4,400	3,539
6.164% due 01/29/2049	GBP	1,412	1,578
Vita Capital III Ltd.
2.308% due 01/01/2011		$4,000	3,656

Total Cayman Islands (Cost $38,543)			35,445

DENMARK 0.1%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	1,249	244
Realkredit Danmark A/S
4.100% due 10/01/2038		14,926	2,678

Total Denmark (Cost $2,698)			2,922

FRANCE 8.8%
AUTO Asset-Backed Securities
1.354% due 02/25/2019	EUR	300	387
Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		6,700	5,122
CM-CIC Covered Bonds
5.250% due 06/09/2010		5,200	7,501
Credit Agricole S.A.
6.637% due 05/29/2049		$6,400	3,765
Dexia Credit Local
1.262% due 09/23/2011		12,400	12,368
France Government Bond
3.750% due 04/25/2021	EUR	20,100	27,624
4.000% due 04/25/2014		11,400	16,932
4.000% due 10/25/2014		39,000	57,782
4.250% due 04/25/2019		6,000	8,768
4.750% due 10/25/2012		3,700	5,618
5.750% due 10/25/2032		11,100	18,641
France Treasury Notes
2.500% due 01/12/2014		5,900	8,237
3.750% due 01/12/2013		2,700	3,980
Societe Financement de l’Economie Francaise
2.125% due 05/20/2012		1,700	2,383
3.375% due 05/05/2014		$13,000	13,051
Societe Generale
4.196% due 01/29/2049	EUR	250	186
5.922% due 04/29/2049		$700	435
7.756% due 05/22/2049	EUR	4,550	4,468
Vivendi
5.750% due 04/04/2013		$7,000	7,052

Total France (Cost $208,747)			204,300

GERMANY 10.9%
Driver One GmbH
0.916% due 10/21/2015	EUR	100	133
Kreditanstalt fuer Wiederaufbau
3.875% due 01/21/2019		8,500	11,852
Republic of Germany
3.750% due 01/04/2015		4,500	6,647
4.250% due 07/04/2014		8,400	12,711
4.750% due 07/04/2034		6,600	9,867
5.500% due 01/04/2031		33,550	54,608
5.625% due 01/04/2028		23,070	37,751
6.250% due 01/04/2030		20,712	36,395
6.500% due 07/04/2027		46,660	83,726

Total Germany (Cost $242,012)			253,690

IRELAND 0.7%
Atlas Reinsurance PLC
5.520% due 01/10/2010	EUR	2,000	2,792
Cars Alliance Funding PLC
1.586% due 10/08/2023		300	377
Celtic Residential Irish Mortgage Securitisation
1.193% due 06/13/2035		738	793
DECO Series
1.576% due 10/27/2019		46	47
Depfa ACS Bank
1.650% due 12/20/2016	JPY	360,000	2,471
German Residential Asset Note Distributor PLC
1.650% due 07/20/2016	EUR	1,494	1,506
Immeo Residential Finance PLC
1.437% due 12/15/2016		4,259	3,880
Osiris Capital PLC
6.131% due 01/15/2010		$1,000	986
SC Germany Auto
1.032% due 08/11/2015	EUR	2,244	3,049
1.083% due 07/10/2019		500	642

Total Ireland (Cost $18,672)			16,543

ITALY 0.3%
IntesaBci Sec 2 SRL
1.546% due 08/28/2023	EUR	3,059	4,158
Locat Securitisation Vehicle SRL
1.443% due 12/12/2028		90	112
Siena Mortgages SpA
1.498% due 12/16/2038		622	841
Vela Home SRL
1.685% due 10/24/2027		1,285	1,768

Total Italy (Cost $7,085)			6,879

JAPAN 15.9%
Development Bank of Japan
4.250% due 06/09/2015		$7,300	7,497
Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	1,088,640	9,963
1.000% due 06/10/2016		3,494,600	31,860
1.200% due 03/10/2017		50,300	461
1.200% due 06/10/2017		10,120,110	91,996
1.200% due 12/10/2017		1,476,884	13,360
Japan Government International Bond
1.500% due 12/20/2017		8,910,000	95,077
1.500% due 09/20/2018		2,150,000	22,780
1.800% due 06/20/2017		2,850,000	31,163
2.300% due 06/20/2035		1,860,000	19,739
2.400% due 03/20/2034		950,000	10,271
2.500% due 09/20/2035		1,730,000	19,108
2.500% due 09/20/2036		900,000	9,927
Resona Bank Ltd.
5.850% due 09/29/2049		$9,600	7,258

Total Japan (Cost $353,710)			370,460

JERSEY, CHANNEL ISLANDS 0.3%
Arran Master Trust
0.679% due 12/15/2012		$400	371
HBOS Capital Funding LP
9.540% due 03/29/2049	GBP	200	153
HBOS Euro Finance LP
7.627% due 12/29/2049	EUR	2,000	1,178
WPP PLC
6.000% due 04/04/2017	GBP	4,075	5,812

Total Jersey, Channel Islands (Cost $6,170)			7,514

LIBERIA 0.1%
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$1,700	1,708

Total Liberia (Cost $1,727)			1,708

LUXEMBOURG 1.1%
Covidien International Finance S.A.
6.000% due 10/15/2017		$4,100	4,366
European Investment Bank
4.125% due 12/07/2017	GBP	4,300	7,128
Silver Arrow S.A.
0.915% due 08/15/2014	EUR	106	148
Tyco Electronics Group S.A.
5.950% due 01/15/2014		$2,000	1,870
6.550% due 10/01/2017		13,000	11,820

Total Luxembourg (Cost $26,421)			25,332
MEXICO 0.0%
C10 Capital SPV Ltd.
6.722% due 12/31/2049		$540	277

Total Mexico (Cost $540)			277

NETHERLANDS 4.0%
Atomium Mortgage Finance BV
1.151% due 07/01/2034	EUR	304	412
Delphinus BV
1.680% due 09/25/2096		400	526
Dutch Mortgage-Backed Securities BV
1.612% due 11/02/2035		32	44
1.630% due 07/02/2037		215	276
1.790% due 10/02/2079		2,316	3,153
Dutch Mortgage Portfolio Loans BV
1.494% due 11/20/2035		786	1,004
Fortis Bank Nederland Holding NV
3.375% due 05/19/2014		19,000	26,786
Holland Euro-Denominated Mortgage-Backed Series
1.680% due 04/18/2012		30	42
ING Bank NV
3.900% due 03/19/2014		$9,500	9,686
LeasePlan Corp. NV
3.125% due 02/10/2012	EUR	50	71
3.250% due 05/22/2014		5,300	7,443
Netherlands Government Bond
3.250% due 07/15/2015		4,400	6,225
3.750% due 07/15/2014		23,500	34,362
Rabobank Nederland NV
11.000% due 12/29/2049		$2,925	3,262
Saecure BV
1.394% due 05/25/2036	EUR	169	227

Total Netherlands (Cost $90,500)			93,519

NEW ZEALAND 0.0%
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	1,000	934

Total New Zealand (Cost $615)			934

NORWAY 0.2%
DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	3,100	4,492

Total Norway (Cost $4,771)			4,492

RUSSIA 0.1%
Gaz Capital S.A.
5.875% due 06/01/2015	EUR	700	838
Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		$889	865

Total Russia (Cost $1,710)			1,703
SOUTH KOREA 0.3%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	4,200	5,879

Total South Korea (Cost $6,469)			5,879

SPAIN 1.3%
Bankinter S.A.
5.000% due 05/14/2010	EUR	17,000	24,328
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$8,500	6,299

Total Spain (Cost $34,285)			30,627

SWITZERLAND 0.5%
UBS AG
5.750% due 04/25/2018		$5,000	4,561
5.875% due 12/20/2017		6,000	5,597
7.152% due 12/29/2049	EUR	550	484

Total Switzerland (Cost $11,209)			10,642

UNITED KINGDOM 4.4%
Bank of Scotland PLC
5.625% due 05/23/2013	EUR	6,200	8,715
Barclays Bank PLC
6.050% due 12/04/2017		$15,650	13,593
7.434% due 09/29/2049		3,300	2,214
10.179% due 06/12/2021		4,400	4,703
Bauhaus Securities Ltd.
1.704% due 10/30/2052	EUR	959	1,307
GKN Holdings PLC
7.000% due 05/14/2012	GBP	5,700	9,072
Hanson Ltd.
6.125% due 08/15/2016		$2,000	1,497
HBOS PLC
6.750% due 05/21/2018		7,100	5,367
HSBC Holdings PLC
6.500% due 05/02/2036		1,000	978
Lloyds Banking Group PLC
5.920% due 09/29/2049		17,900	6,353
6.657% due 05/19/2049		1,000	360
Lloyds TSB Bank PLC
6.350% due 10/29/2049	EUR	500	368
National Grid PLC
4.980% due 06/22/2011 (i)	CAD	4,900	4,271
Pearson Dollar Finance Two PLC
5.500% due 05/06/2013		$2,500	2,468
Permanent Financing PLC
1.411% due 09/10/2032	EUR	100	132
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		4,400	2,130
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,348
TI Group Ltd.
7.875% due 07/12/2010	GBP	7,000	11,873
United Kingdom Gilt
4.250% due 06/07/2032		2,400	3,901
4.250% due 03/07/2036		2,100	3,369
4.750% due 12/07/2038		10,600	18,458

Total United Kingdom (Cost $117,093)			102,477

UNITED STATES 62.1%
ASSET-BACKED SECURITIES 2.8%
ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$2,903	2,359
Accredited Mortgage Loan Trust
0.364% due 02/25/2037		325	299
ACE Securities Corp.
0.364% due 07/25/2036		3	3
Amortizing Residential Collateral Trust
0.604% due 07/25/2032		44	24
Amresco Residential Securities Mortgage Loan Trust
1.254% due 06/25/2029		221	129
Asset-Backed Funding Certificates
0.374% due 10/25/2036		49	48
0.374% due 01/25/2037		1,559	1,288
Asset-Backed Securities Corp. Home Equity
0.364% due 12/25/2036		98	90
Bear Stearns Asset-Backed Securities Trust
0.384% due 12/25/2036		73	62
0.394% due 10/25/2036		62	55
0.714% due 10/27/2032		130	89
0.764% due 03/25/2043		10	9
0.974% due 10/25/2032		76	47
1.314% due 10/25/2037		160	86
BNC Mortgage Loan Trust
0.414% due 05/25/2037		112	85
Carrington Mortgage Loan Trust
0.364% due 01/25/2037		1,614	1,344
0.634% due 10/25/2035		212	165
Citicorp Residential Mortgage Securities, Inc.
0.404% due 03/25/2037		198	197
Citigroup Mortgage Loan Trust, Inc.
0.374% due 01/25/2037		6	5
0.414% due 10/25/2036		282	264
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		429	358
6.681% due 12/01/2033		349	298
Countrywide Asset-Backed Certificates
0.364% due 07/25/2037		299	276
0.364% due 12/25/2046		13	13
0.364% due 06/25/2047		2,042	1,895
0.384% due 06/25/2047		515	478
0.394% due 06/25/2037		66	61
0.394% due 10/25/2047		421	370
0.414% due 09/25/2047		5,696	4,993
0.424% due 10/25/2046		230	217
0.494% due 09/25/2036		658	466
0.654% due 12/25/2036		1,294	753
Credit-Based Asset Servicing & Securitization LLC
0.374% due 11/25/2036		64	53
CS First Boston Mortgage Securities Corp.
0.564% due 01/25/2043		16	16
0.934% due 01/25/2032		72	47
First Alliance Mortgage Loan Trust
0.545% due 12/20/2027		15	9
First Franklin Mortgage Loan Asset-Backed Certificates
0.364% due 11/25/2036		255	240
0.384% due 12/25/2037		32	30
Fremont Home Loan Trust
0.364% due 10/25/2036		36	22
0.374% due 01/25/2037		72	47
0.424% due 02/25/2036		103	95
Home Equity Asset Trust
0.914% due 11/25/2032		2	1
Indymac Residential Asset-Backed Trust
0.374% due 04/25/2037		941	894
JPMorgan Mortgage Acquisition Corp.
0.364% due 10/25/2036		66	51
0.404% due 10/25/2036		1,141	990
0.424% due 08/25/2036		200	72
Long Beach Mortgage Loan Trust
0.594% due 10/25/2034		12	8
MASTR Asset-Backed Securities Trust
0.354% due 08/25/2036		72	69
0.374% due 11/25/2036		92	86
Merrill Lynch Mortgage Investors, Inc.
0.364% due 05/25/2037		14	14
0.384% due 08/25/2036		246	244
0.394% due 09/25/2037		93	80
0.434% due 02/25/2037		209	110
Mesa Trust Asset-Backed Certificates
0.714% due 12/25/2031		337	277
Morgan Stanley ABS Capital I
0.374% due 05/25/2037		137	110
Nationstar Home Equity Loan Trust
0.374% due 06/25/2037		366	328
0.434% due 04/25/2037		38	34
Nelnet Student Loan Trust
1.622% due 04/27/2015		73	73
Popular ABS Mortgage Pass-Through Trust
0.404% due 06/25/2047		373	293
Renaissance Home Equity Loan Trust
0.814% due 12/25/2033		168	80
Residential Asset Mortgage Products, Inc.
0.384% due 02/25/2037		498	427
0.394% due 10/25/2036		65	65
0.874% due 06/25/2032		10	5
Residential Asset Securities Corp.
0.384% due 02/25/2037		315	290
0.814% due 07/25/2032		248	95
Securitized Asset-Backed Receivables LLC Trust
0.444% due 05/25/2037		99	62
SLC Student Loan Trust
0.863% due 02/15/2015		90	90
1.079% due 06/15/2017		100	97
SLM Student Loan Trust
0.829% due 12/17/2018		22	21
1.072% due 04/25/2014		85	85
1.082% due 10/27/2014		1,711	1,702
1.092% due 10/25/2013		74	74
1.092% due 07/25/2017		200	194
1.592% due 10/25/2017		9,100	8,888
1.772% due 07/25/2013		594	594
1.892% due 10/25/2013		78	78
2.592% due 04/25/2023		28,190	28,787
Soundview Home Equity Loan Trust
0.374% due 11/25/2036		122	66
0.394% due 01/25/2037		65	63
South Carolina Student Loan Corp.
1.168% due 09/02/2014		248	245
Structured Asset Securities Corp.
0.604% due 01/25/2033		17	12
Wells Fargo Home Equity Trust
0.364% due 01/25/2037		6	6
0.544% due 10/25/2035		1,723	1,628

			64,773

BANK LOAN OBLIGATIONS 0.5%
Daimler Finance North America LLC
4.320% due 08/03/2012		8,191	7,628
Ford Motor Co.
3.320% due 12/16/2013		1,426	1,037
4.140% due 12/16/2013		717	521
NRG Energy, Inc.
2.970% due 02/01/2013		864	815
Texas Competitive Electric Holdings Co. LLC
3.810% due 10/10/2014		30	22
3.821% due 10/10/2014		2,932	2,102

			12,125

CORPORATE BONDS & NOTES 20.6%
Altria Group, Inc.
9.700% due 11/10/2018		11,500	13,205
American Express Co.
7.000% due 03/19/2018		13,900	13,519
American Express Credit Corp.
0.431% due 02/24/2012		200	181
0.496% due 12/02/2010		600	574
American International Group, Inc.
1.217% due 10/18/2011		5,000	3,229
4.875% due 03/15/2067	EUR	5,500	1,582
4.950% due 03/20/2012		$10,000	6,805
5.600% due 10/18/2016		1,300	704
5.750% due 03/15/2067	GBP	8,200	2,766
5.850% due 01/16/2018		$17,000	9,006
8.000% due 05/22/2038	EUR	17,100	5,397
8.175% due 05/15/2058		$17,500	4,996
8.250% due 08/15/2018		5,400	3,182
Anadarko Petroleum Corp.
6.125% due 03/15/2012		3,900	3,978
AutoZone, Inc.
5.875% due 10/15/2012		2,000	2,079
6.500% due 01/15/2014		1,000	1,038
Avnet, Inc.
6.625% due 09/15/2016		1,700	1,596
Avon Products, Inc.
6.500% due 03/01/2019		1,500	1,647
Bank of America Corp.
4.750% due 05/23/2017	EUR	12,700	12,704
4.750% due 05/06/2019		100	97
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$7,000	7,390
Black & Decker Corp.
5.750% due 11/15/2016		3,000	2,827
Boston Scientific Corp.
6.000% due 06/15/2011		400	401
6.400% due 06/15/2016		4,300	4,020
Brunswick Corp.
11.750% due 08/15/2013		3,000	2,235
Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017		2,669	2,728
Cardinal Health, Inc.
6.000% due 06/15/2017		10,000	9,408
CIT Group, Inc.
0.974% due 08/17/2009		7,800	7,581
Citigroup Capital XXI
8.300% due 12/21/2077		18,600	14,527
Citigroup Funding, Inc.
2.036% due 05/07/2010		8,900	8,718
Citigroup, Inc.
1.305% due 06/28/2013	EUR	4,100	4,810
1.400% due 03/05/2014		700	797
1.614% due 01/16/2012	GBP	5,800	8,410
4.750% due 02/10/2019	EUR	2,350	2,244
6.000% due 08/15/2017		$7,000	6,112
8.400% due 04/29/2049 (a)		3,500	2,630
CNA Financial Corp.
5.850% due 12/15/2014		3,000	2,413
6.000% due 08/15/2011		3,600	3,428
Comcast Corp.
1.439% due 07/14/2009		500	500
Computer Sciences Corp.
6.500% due 03/15/2018		6,000	6,141
CSX Corp.
6.750% due 03/15/2011		2,000	2,100
Daimler Finance North America LLC
4.875% due 06/15/2010		1,000	1,001
5.750% due 09/08/2011		1,900	1,940
6.500% due 11/15/2013		400	407
Dominion Resources, Inc.
5.600% due 11/15/2016		2,000	2,048
FirstEnergy Corp.
6.450% due 11/15/2011		6,500	6,789
Fortune Brands, Inc.
5.375% due 01/15/2016		7,400	6,799
GATX Financial Corp.
5.125% due 04/15/2010		500	500
General Electric Capital Corp.
1.396% due 05/05/2026		13,700	9,069
1.616% due 05/22/2013		7,100	6,382
4.625% due 09/15/2066	EUR	700	572
6.375% due 11/15/2067		$9,200	6,147
GMAC LLC
4.750% due 09/14/2009	EUR	2,300	3,178
Goldman Sachs Group, Inc.
1.059% due 03/22/2016		$2,900	2,460
1.734% due 01/30/2017	EUR	6,050	6,982
5.375% due 02/15/2013		2,000	2,836
HCP, Inc.
5.650% due 12/15/2013		$6,000	5,470
5.950% due 09/15/2011		1,400	1,371
Humana, Inc.
6.300% due 08/01/2018		6,300	5,262
International Business Machines Corp.
1.652% due 07/28/2011		300	302
International Lease Finance Corp.
5.350% due 03/01/2012		2,900	2,265
5.400% due 02/15/2012		2,700	2,108
6.625% due 11/15/2013		7,000	5,395
International Paper Co.
7.950% due 06/15/2018		3,000	2,899
JPMorgan Chase & Co.
6.000% due 01/15/2018		8,700	8,657
6.300% due 04/23/2019		1,300	1,310
JPMorgan Chase & Co. CPI Linked Bond
3.574% due 02/15/2012		4,670	4,051
JPMorgan Chase Bank N.A.
0.959% due 06/13/2016		1,350	1,102
4.375% due 11/30/2021	EUR	2,500	3,055
6.000% due 10/01/2017		$4,000	3,900
JPMorgan Chase Capital XX
6.550% due 09/15/2066		4,800	3,822
JPMorgan Chase Capital XXII
6.450% due 01/15/2087		5,100	4,086
Lehman Brothers Holdings, Inc.
2.950% due 05/25/2010 (a)		8,400	1,281
5.625% due 01/24/2013 (a)		6,800	1,062
6.875% due 05/02/2018 (a)		7,000	1,155
Lennar Corp.
5.950% due 10/17/2011		3,100	2,898
Lloyds Banking Group PLC
6.413% due 09/29/2049		1,800	649
Loews Corp.
5.250% due 03/15/2016		1,200	1,208
Ltd. Brands, Inc.
6.900% due 07/15/2017		5,000	4,333
Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		4,000	3,508
Marriott International, Inc.
5.810% due 11/10/2015		1,300	1,140
6.375% due 06/15/2017		4,300	4,092
Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		2,200	2,205
Masco Corp.
5.875% due 07/15/2012		1,000	941
Merrill Lynch & Co., Inc.
1.559% due 08/25/2014	EUR	300	351
1.570% due 05/30/2014		7,000	7,952
1.855% due 07/22/2014		10,000	10,905
Morgan Stanley
1.357% due 01/18/2011		$400	388
1.570% due 11/29/2013	EUR	5,050	6,148
1.611% due 10/15/2015		$5,300	4,549
1.843% due 01/16/2017	EUR	1,550	1,732
1.845% due 04/13/2016		2,000	2,288
Nabors Industries, Inc.
6.150% due 02/15/2018		$2,000	1,923
Newell Rubbermaid, Inc.
5.500% due 04/15/2013		5,000	4,820
NGPL PipeCo. LLC
7.768% due 12/15/2037		6,600	7,225
NiSource Finance Corp.
5.400% due 07/15/2014		1,200	1,137
6.400% due 03/15/2018		4,000	3,676
Omnicom Group, Inc.
5.900% due 04/15/2016		1,000	1,003
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		1,200	1,161
RR Donnelley & Sons Co.
5.625% due 01/15/2012		6,000	5,800
Ryder System, Inc.
6.000% due 03/01/2013		5,000	4,984
Sealed Air Corp.
5.625% due 07/15/2013		12,900	11,680
Sempra Energy
6.150% due 06/15/2018		8,000	8,055
Sheraton Holding Corp.
7.375% due 11/15/2015		5,000	4,606
Simon Property Group LP
5.250% due 12/01/2016		7,000	6,227
5.625% due 08/15/2014		3,000	2,869
SLM Corp.
8.450% due 06/15/2018		7,000	5,996
Southwest Airlines Co.
5.125% due 03/01/2017		1,100	947
6.500% due 03/01/2012		500	519
Spectra Energy Capital LLC
6.200% due 04/15/2018		5,000	4,918
Sprint Capital Corp.
8.750% due 03/15/2032		800	648
Tyco International Ltd.
7.000% due 12/15/2019		7,000	6,899
U.S. Bank N.A.
4.375% due 02/28/2017	EUR	2,000	2,348
Union Pacific Corp.
7.000% due 02/01/2016		$1,000	1,033
Verizon Wireless Capital LLC
3.316% due 05/20/2011		13,000	13,387
Viacom, Inc.
5.750% due 04/30/2011		6,100	6,248
6.250% due 04/30/2016		6,500	6,412
Wells Fargo Capital XIII
7.700% due 12/29/2049		7,200	5,981

			479,157

MORTGAGE-BACKED SECURITIES 10.3%
Adjustable Rate Mortgage Trust
5.152% due 09/25/2035		647	421
American Home Mortgage Assets
0.504% due 05/25/2046		842	311
0.524% due 10/25/2046		3,030	988
0.544% due 09/25/2046		704	154
2.040% due 02/25/2047		8,711	2,866
2.260% due 11/25/2046		13,179	6,045
Banc of America Commercial Mortgage, Inc.
5.414% due 09/10/2047		1,400	1,120
Banc of America Funding Corp.
5.745% due 03/20/2036		1,170	684
5.967% due 10/20/2046		326	168
6.102% due 01/20/2047		835	445
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		3,401	3,338
BCAP LLC Trust
0.484% due 01/25/2037		19,069	7,286
Bear Stearns Adjustable Rate Mortgage Trust
2.264% due 03/25/2035		2,825	2,428
2.500% due 08/25/2035		4,874	4,268
2.900% due 03/25/2035		6,994	6,052
4.248% due 05/25/2034		1,142	897
4.550% due 08/25/2035		3,949	3,488
4.630% due 05/25/2034		779	544
4.654% due 10/25/2033		779	686
4.808% due 11/25/2034		36	30
5.172% due 02/25/2034		107	69
Bear Stearns Alt-A Trust
4.787% due 08/25/2036		601	266
5.303% due 08/25/2036		1,600	608
5.490% due 09/25/2035		4,553	2,474
5.521% due 11/25/2035		302	163
5.694% due 11/25/2036		6,440	3,265
5.731% due 02/25/2036		8,806	3,900
5.738% due 01/25/2036		168	84
5.841% due 11/25/2036		1,489	725
6.250% due 08/25/2036		4,626	2,181
Bear Stearns Commercial Mortgage Securities
5.540% due 09/11/2041		200	166
5.700% due 06/11/2050		4,100	3,268
Bear Stearns Mortgage Funding Trust
0.384% due 02/25/2037		72	56
Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049		3,600	2,555
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		14,700	10,888
Citigroup Mortgage Loan Trust, Inc.
2.850% due 12/25/2035		541	442
4.248% due 08/25/2035		3,059	2,436
4.748% due 08/25/2035		3,143	2,502
4.900% due 10/25/2035		9,988	7,591
5.934% due 03/25/2037		2,556	1,203
5.994% due 09/25/2037		4,227	2,292
Commercial Mortgage Pass-Through Certificates
0.818% due 02/16/2034		1,859	1,655
Countrywide Alternative Loan Trust
0.484% due 01/25/2037		1,600	623
0.495% due 02/20/2047		890	347
0.504% due 09/25/2046		2,695	1,031
0.510% due 12/20/2046		9,444	3,792
0.514% due 05/25/2036		190	75
0.524% due 07/25/2046		171	67
0.525% due 03/20/2046		220	91
0.525% due 07/20/2046		2,203	851
0.544% due 08/25/2046		603	120
0.594% due 02/25/2037		204	93
0.664% due 05/25/2037		1,502	597
2.840% due 11/25/2035		1,039	458
3.380% due 11/25/2035		884	387
5.250% due 06/25/2035		847	677
5.886% due 02/25/2037		748	441
6.000% due 10/25/2032		34	29
6.000% due 01/25/2037		3,404	1,860
6.000% due 04/25/2037		1,796	974
6.250% due 08/25/2037		1,170	630
Countrywide Home Loan Mortgage Pass-Through Trust
0.604% due 04/25/2035		53	24
0.634% due 03/25/2035		1,751	734
0.644% due 02/25/2035		39	20
4.122% due 11/19/2033		140	125
4.543% due 08/25/2034		327	201
4.786% due 11/25/2034		1,173	891
5.330% due 02/20/2036		3,066	1,773
5.373% due 02/25/2047		1,286	659
5.575% due 03/25/2037		1,227	575
CS First Boston Mortgage Securities Corp.
0.964% due 03/25/2034		1,080	506
3.044% due 05/25/2032		39	36
3.844% due 07/25/2033		101	89
4.214% due 08/25/2033		528	462
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.394% due 02/25/2037		47	43
Downey Savings & Loan Association Mortgage Loan Trust
0.633% due 07/19/2045		491	121
First Horizon Asset Securities, Inc.
3.170% due 07/25/2033		163	145
4.742% due 12/25/2033		605	499
5.365% due 08/25/2035		547	416
First Republic Mortgage Loan Trust
0.669% due 11/15/2031		165	132
GE Capital Commercial Mortgage Corp.
5.513% due 11/10/2045		3,300	2,786
GMAC Mortgage Corp. Loan Trust
4.765% due 06/25/2034		119	65
5.500% due 09/25/2034		1,725	1,730
Greenpoint Mortgage Funding Trust
0.394% due 10/25/2046		93	77
0.394% due 01/25/2047		759	577
0.494% due 01/25/2037		1,598	647
0.524% due 04/25/2036		1,291	472
0.584% due 11/25/2045		308	147
Greenpoint Mortgage Pass-Through Certificates
4.826% due 10/25/2033		109	83
GS Mortgage Securities Corp. II
0.408% due 03/06/2020		274	235
GSR Mortgage Loan Trust
4.469% due 09/25/2035		2,629	2,214
4.535% due 03/25/2033		799	729
Harborview Mortgage Loan Trust
0.493% due 07/19/2046		3,068	1,274
0.503% due 09/19/2037		1,074	441
0.503% due 01/19/2038		2,789	1,192
0.533% due 05/19/2035		2,219	995
0.553% due 03/19/2036		413	175
4.353% due 05/19/2033		1,130	963
5.143% due 07/19/2035		245	142
Homebanc Mortgage Trust
5.797% due 04/25/2037		1,165	811
5.866% due 04/25/2037		1,600	761
Impac CMB Trust
1.314% due 07/25/2033		136	100
Indymac INDA Mortgage Loan Trust
5.862% due 08/25/2036		1,600	889
Indymac INDB Mortgage Loan Trust
0.614% due 11/25/2035		649	247
Indymac Index Mortgage Loan Trust
0.404% due 11/25/2046		133	124
0.504% due 04/25/2037		443	79
0.504% due 09/25/2046		8,422	3,290
0.554% due 06/25/2037		459	188
0.564% due 02/25/2037		1,100	136
0.614% due 06/25/2037		1,194	373
4.976% due 12/25/2034		330	250
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036		1,846	1,500
5.550% due 10/25/2036		2,200	1,914
JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043		4,300	3,488
JPMorgan Commercial Mortgage Finance Corp.
7.770% due 10/15/2032		675	677
JPMorgan Mortgage Trust
4.381% due 11/25/2033		841	732
4.500% due 09/25/2034		65	64
5.012% due 02/25/2035		8,815	7,715
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		166	167
MASTR Adjustable Rate Mortgages Trust
0.524% due 04/25/2046		4,992	2,048
0.614% due 05/25/2047		1,700	183
3.469% due 11/21/2034		100	82
MASTR Alternative Loans Trust
0.714% due 03/25/2036		839	302
MASTR Asset Securitization Trust
5.500% due 11/25/2017		518	518
Mellon Residential Funding Corp.
0.799% due 06/15/2030		172	143
2.615% due 10/20/2029		100	94
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		2,700	1,804
5.414% due 07/12/2046		7,800	5,895
6.156% due 08/12/2049		7,300	5,063
Merrill Lynch Mortgage Investors, Inc.
0.564% due 08/25/2036		547	251
4.668% due 02/25/2033		313	267
MLCC Mortgage Investors, Inc.
0.564% due 11/25/2035		126	87
4.250% due 10/25/2035		6,282	5,072
Morgan Stanley Capital I
5.558% due 03/12/2044		1,300	1,057
5.692% due 04/15/2049		1,100	805
Residential Accredit Loans, Inc.
0.464% due 02/25/2047		4,095	1,573
0.494% due 06/25/2046		7,409	2,856
0.514% due 12/25/2046		1,400	169
0.524% due 04/25/2046		118	45
0.584% due 05/25/2046		1,200	132
0.619% due 09/25/2046		2,000	232
Residential Asset Securitization Trust
0.764% due 12/25/2036		812	364
5.750% due 02/25/2036		834	533
6.250% due 10/25/2036		1,000	507
6.500% due 08/25/2036		1,300	622
Residential Funding Mortgage Securities I
5.202% due 09/25/2035		658	472
6.500% due 03/25/2032		176	177
Sovereign Commercial Mortgage Securities Trust
5.835% due 07/22/2030		2,300	2,028
Structured Adjustable Rate Mortgage Loan Trust
4.026% due 04/25/2034		769	643
4.802% due 02/25/2034		547	419
5.199% due 09/25/2034		401	345
5.246% due 05/25/2036		1,600	662
5.411% due 09/25/2036		1,600	877
Structured Asset Mortgage Investments, Inc.
0.414% due 09/25/2047		483	450
0.504% due 06/25/2036		262	99
0.524% due 05/25/2046		1,486	602
0.534% due 05/25/2036		1,360	540
0.534% due 09/25/2047		6,300	1,195
0.563% due 07/19/2035		206	130
0.564% due 09/25/2047		395	87
0.574% due 05/25/2046		829	184
0.614% due 08/25/2036		1,800	219
0.624% due 12/25/2035		24	11
0.893% due 07/19/2034		43	23
2.939% due 08/25/2047		3,872	1,461
TBW Mortgage-Backed Pass-Through Certificates
0.424% due 01/25/2037		42	38
Thornburg Mortgage Securities Trust
0.434% due 09/25/2046		728	668
4.531% due 10/25/2043		252	212
Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/2043		800	528
5.416% due 01/15/2045		6,600	5,209
5.572% due 10/15/2048		600	464
WaMu Mortgage Pass-Through Certificates
0.544% due 04/25/2045		91	47
0.574% due 11/25/2045		1,065	517
0.624% due 01/25/2045		1,182	551
0.854% due 12/25/2027		3,375	2,525
2.080% due 01/25/2047		2,014	705
2.090% due 06/25/2047		878	285
2.100% due 04/25/2047		8,646	3,613
2.139% due 03/25/2047		3,868	1,580
2.320% due 06/25/2046		326	149
2.340% due 02/25/2046		336	150
2.674% due 05/25/2041		18	15
2.877% due 02/27/2034		1,088	892
2.909% due 06/25/2033		273	213
3.127% due 07/25/2046		787	331
3.127% due 10/25/2046		138	62
5.394% due 02/25/2037		2,280	1,354
5.581% due 12/25/2036		9,035	5,574
5.687% due 02/25/2037		8,523	4,768
5.833% due 02/25/2037		2,439	1,529
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.564% due 07/25/2046		187	55
2.100% due 04/25/2047		891	248
2.110% due 04/25/2047		1,262	317
2.180% due 05/25/2047		843	166
2.280% due 07/25/2046		1,420	480
Wells Fargo Mortgage-Backed Securities Trust
4.612% due 06/25/2035		7,778	6,833
4.697% due 12/25/2033		41	36
4.950% due 03/25/2036		10,716	7,583
5.775% due 04/25/2036		1,046	275

			239,351

MUNICIPAL BONDS & NOTES 0.9%
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
8.514% due 01/01/2014		1,810	1,672
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033		1,115	898
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		1,200	721
Illinois State General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 11/01/2027		700	703
Illinois State General Obligation Bonds, (MBIA-FGIC Insured), Series 2001
5.000% due 11/01/2022		5,500	5,645
Illinois State Regional Transportation Authority Revenue Bonds, (FSA Insured), Series 1999
5.750% due 06/01/2014		20	23
Illinois State Regional Transportation Authority Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 07/01/2025		1,000	1,029
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.300% due 06/01/2025		2,980	3,181
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		1,440	1,079
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
8.850% due 12/15/2013		1,530	1,354
New York State Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.500% due 06/01/2014		80	80
5.500% due 06/01/2017		600	614
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		1,980	102
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		5,965	4,008

			21,109

	SHARES
PREFERRED STOCKS 0.3%
DG Funding Trust
1.343% due 12/31/2049		640	5,536
SLM Corp.
0.700% due 03/15/2017		33,200	420

			5,956

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 26.6%
Fannie Mae
0.429% due 03/25/2034		$208	189
0.614% due 03/25/2036		144	139
2.638% due 06/01/2043		225	224
2.972% due 04/01/2032		69	71
3.350% due 06/01/2035		2,149	2,159
3.825% due 01/01/2023		57	57
4.000% due 07/01/2024		3,000	3,004
4.283% due 08/01/2023		157	160
4.287% due 11/01/2034		5,708	5,771
4.915% due 11/01/2022		17	17
4.934% due 12/01/2034		1,309	1,352
5.000% due 08/01/2035 (e)		3,331	3,402
5.000% due 03/01/2036 (e)(f)		18,060	18,443
5.111% due 12/01/2030		18	18
5.200% due 11/01/2015		16,534	17,549
5.270% due 12/01/2015		3,389	3,606
5.310% due 12/01/2010		21,634	22,380
5.370% due 12/01/2015		2,626	2,807
5.425% due 01/01/2016		2,873	3,078
5.500% due 01/01/2023 - 05/01/2048		22,855	23,518
5.500% due 11/01/2028 - 01/01/2039 (e)		128,817	133,330
5.500% due 12/01/2033 - 04/01/2038 (d)		19,244	19,824
6.000% due 01/01/2029 - 07/25/2044		9,292	9,718
6.000% due 07/01/2034 - 03/01/2039 (e)		15,570	16,379
6.000% due 09/01/2037 (d)		869	910
6.500% due 02/01/2026 - 09/01/2037		3,905	4,179
6.500% due 12/01/2034 - 09/01/2037 (e)		6,773	7,226
6.500% due 04/01/2037 (d)		795	848
7.000% due 08/01/2036		2,219	2,401
Federal Home Loan Bank
0.920% due 10/23/2009		31,385	31,406
Freddie Mac
0.669% due 12/15/2030		680	671
0.719% due 11/15/2016 - 03/15/2017		240	239
0.926% due 05/04/2011 (d)		1,100	1,103
0.937% due 08/05/2011 (d)		22	22
1.268% due 04/01/2011 (d)		3,713	3,725
2.638% due 10/25/2044		5,876	5,786
2.639% due 02/25/2045		432	412
3.604% due 06/01/2022		196	197
4.500% due 09/01/2013 - 07/15/2023		1,756	1,797
5.000% due 03/15/2016 - 08/15/2035		4,200	4,059
5.338% due 09/01/2035		348	358
6.000% due 12/01/2033		2,169	2,257
7.000% due 08/01/2036		493	528
9.050% due 06/15/2019		4	4
Ginnie Mae
4.125% due 11/20/2021 - 11/20/2030		243	247
4.625% due 07/20/2022 - 08/20/2027		542	556
5.375% due 05/20/2022 - 05/20/2030		956	987
5.500% due 07/01/2039		48,000	49,537
6.000% due 08/20/2034 - 07/01/2039		81,158	84,350
6.500% due 08/15/2036 - 07/01/2039		114,186	120,745
Small Business Administration
5.600% due 09/01/2028		2,546	2,707
5.980% due 05/01/2022		3,968	4,236
6.344% due 08/01/2011		331	347
6.640% due 02/01/2011		153	161

			619,196

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
0.875% due 04/30/2011 (f)		1,354	1,350

Total United States (Cost $1,599,492)			1,443,017

SHORT-TERM INSTRUMENTS 1.1%
REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 07/01/2009		$4,899	4,899

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $5,000. Repurchase proceeds are $4,899.)
U.S. TREASURY BILLS 0.6%
0.119% due 07/02/2009 - 07/30/2009 (b)(d)(f)		14,866	14,865

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 0.3%
		635,886	6,364

Total Short-Term Instruments (Cost $26,129)			26,128

Total Investments 121.1% (Cost $2,973,521)			$2,814,230
Written Options (h) (0.2%) (Premiums $4,021)			(5,313)
Other Assets and Liabilities (Net) (20.9%)			(484,116)

Net Assets 100.0%			$2,324,801

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Affiliated to the Fund.

(d) Securities with an aggregate market value of $11,122 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(e) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $66,659 at a weighted average interest rate of 0.451%. On June 30, 2009, securities valued at $156,171 were pledged as collateral for reverse repurchase agreements.

(f) Securities with an aggregate market value of $13,462 and cash of $170 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	991	$(57)
90-Day Euribor March Futures	Long	03/2011	158	(116)
Euro-Bobl September Futures	Long	09/2009	51	58
Euro-Bund 10-Year Bond September Futures	Long	09/2009	437	607
Japan Government 10-Year Bond September Futures	Long	09/2009	62	1,478
U.S. Treasury 10-Year Note September Futures	Long	09/2009	14	13
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	1,815	(1,188)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	618	238
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	18	(17)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	1,674	(333)

				$683

(g) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Agrium, Inc.	MLP	(1.250%)	03/20/2019	1.057%		$5,000	$(77)	$0	$(77)
Altria Group, Inc.	BCLY	(1.090%)	12/20/2018	1.080%		3,500	(4)	0	(4)
Altria Group, Inc.	GSC	(1.520%)	12/20/2018	1.080%		5,000	(172)	0	(172)
Altria Group, Inc.	MSC	(1.550%)	12/20/2018	1.080%		3,000	(110)	0	(110)
Anadarko Petroleum Corp.	BCLY	(0.330%)	03/20/2012	0.737%		3,900	42	76	(34)
AutoZone, Inc.	BOA	(1.070%)	03/20/2014	0.564%		1,000	(23)	0	(23)
AutoZone, Inc.	CITI	(0.680%)	12/20/2012	0.502%		2,000	(12)	0	(12)
Avnet, Inc.	UBS	(1.530%)	09/20/2016	1.297%		1,700	(25)	0	(25)
Avon Products, Inc.	BOA	(0.770%)	03/20/2019	0.393%		1,500	(47)	0	(47)
Bear Stearns Cos. LLC	DUB	(0.870%)	03/20/2018	1.074%		6,000	86	0	86
Bear Stearns Cos. LLC	RBS	(1.050%)	03/20/2018	1.074%		2,000	3	0	3
Black & Decker Corp.	BOA	(1.020%)	12/20/2016	1.565%		3,000	100	0	100
Boston Scientific Corp.	BOA	(0.510%)	06/20/2011	1.056%		400	4	15	(11)
Boston Scientific Corp.	UBS	(2.060%)	06/20/2016	1.111%		4,300	(248)	0	(248)
Brunswick Corp.	BOA	(4.100%)	09/20/2013	11.803%		3,000	658	0	658
Burlington Northern Santa Fe Corp.	BOA	(0.500%)	06/20/2017	0.512%		2,669	2	0	2
Cardinal Health, Inc.	DUB	(0.590%)	06/20/2017	0.486%		5,000	(37)	0	(37)
Cardinal Health, Inc.	DUB	(0.610%)	06/20/2017	0.486%		5,000	(44)	35	(79)
CNA Financial Corp.	BCLY	(1.390%)	12/20/2014	2.864%		3,000	200	0	200
CNA Financial Corp.	JPM	(0.440%)	09/20/2011	3.246%		3,600	210	0	210
Computer Sciences Corp.	BOA	(1.060%)	03/20/2018	0.573%		6,000	(220)	0	(220)
Covidien International Finance S.A.	DUB	(0.750%)	12/20/2017	0.661%		4,100	(27)	0	(27)
CSX Corp.	JPM	(0.165%)	03/20/2011	0.699%		2,300	21	0	21
Daimler Finance N.A. LLC	BCLY	(0.535%)	09/20/2011	1.524%		800	17	68	(51)
Daimler Finance N.A. LLC	JPM	(0.520%)	06/20/2010	1.289%		1,000	7	0	7
Daimler Finance N.A. LLC	RBS	(0.620%)	09/20/2011	1.524%		1,500	29	0	29
Dominion Resources, Inc.	CITI	(0.475%)	12/20/2016	0.573%		2,000	13	0	13
FirstEnergy Corp.	RBS	(0.500%)	12/20/2011	1.861%		6,500	209	0	209
Fortune Brands, Inc.	BOA	(1.460%)	03/20/2016	1.558%		7,400	39	0	39
GATX Financial Corp.	JPM	(0.160%)	06/20/2010	2.142%		500	10	0	10
GKN Holdings PLC	JPM	(8.750%)	06/20/2012	3.443%	GBP	5,700	(1,370)	0	(1,370)
Goldman Sachs Group, Inc.	JPM	(0.330%)	03/20/2016	1.493%		$2,900	192	0	192
Hanson Ltd.	BCLY	(1.000%)	09/20/2016	6.275%		1,000	256	243	13
Hanson Ltd.	BCLY	(5.000%)	09/20/2016	6.275%		1,000	61	485	(424)
HCP, Inc.	BCLY	(0.550%)	09/20/2011	3.797%		400	27	50	(23)
HCP, Inc.	JPM	(0.610%)	09/20/2011	3.797%		1,000	66	0	66
HCP, Inc.	MSC	(2.030%)	12/20/2013	3.695%		6,000	375	0	375
Humana, Inc.	BCLY	(1.050%)	09/20/2018	3.118%		1,800	244	0	244
Humana, Inc.	JPM	(1.530%)	09/20/2018	3.118%		4,500	467	0	467
International Lease Finance Corp.	BCLY	(0.170%)	03/20/2012	9.924%		2,700	571	0	571
International Lease Finance Corp.	BCLY	(1.540%)	12/20/2013	9.030%		7,000	1,640	0	1,640
International Lease Finance Corp.	MLP	(0.130%)	03/20/2012	9.924%		2,900	616	0	616
International Paper Co.	CSFB	(2.400%)	06/20/2018	2.455%		3,000	9	0	9
JPMorgan Chase & Co.	BOA	(0.720%)	03/20/2018	1.025%		5,000	109	0	109
JPMorgan Chase & Co.	DUB	(0.720%)	03/20/2018	1.025%		1,500	33	0	33
JPMorgan Chase & Co.	UBS	(0.730%)	03/20/2018	1.025%		3,500	74	0	74
Lennar Corp.	CITI	(6.000%)	12/20/2011	4.154%		2,400	(104)	0	(104)
Lennar Corp.	MLP	(5.750%)	12/20/2012	4.047%		700	(37)	0	(37)
Loews Corp.	JPM	(0.330%)	03/20/2016	0.610%		1,150	19	0	19
Ltd. Brands, Inc.	BOA	(2.850%)	09/20/2017	2.573%		4,000	(72)	548	(620)
Ltd. Brands, Inc.	BOA	(3.550%)	09/20/2017	2.573%		1,000	(62)	98	(160)
Macy’s Retail Holdings, Inc.	BOA	(2.430%)	03/20/2013	3.976%		4,000	196	0	196
Marriott International, Inc.	BCLY	(1.250%)	12/20/2015	1.999%		1,300	52	205	(153)
Marriott International, Inc.	BOA	(1.730%)	06/20/2017	1.919%		4,300	50	0	50
Marsh & McLennan Cos., Inc.	BCLY	(0.650%)	09/20/2010	0.366%		2,200	(8)	0	(8)
Masco Corp.	MSC	(0.580%)	09/20/2012	3.728%		1,000	91	0	91
Merrill Lynch & Co., Inc.	CITI	(1.380%)	06/20/2018	2.238%		5,000	286	0	286
Nabors Industries, Inc.	CITI	(0.820%)	03/20/2018	1.382%		2,000	79	0	79
National Grid PLC	BCLY	(0.208%)	06/20/2011	1.109%		4,300	75	0	75
Newell Rubbermaid, Inc.	GSC	(0.780%)	06/20/2013	1.548%		5,000	141	0	141
NiSource Finance Corp.	CITI	(1.660%)	03/20/2018	2.162%		4,000	132	0	132
NiSource Finance Corp.	JPM	(0.620%)	09/20/2014	2.386%		1,150	91	0	91
Omnicom Group, Inc.	CITI	(0.940%)	06/20/2016	0.821%		1,000	(8)	0	(8)
Pearson Dollar Finance Two PLC	BCLY	(0.610%)	06/20/2013	0.467%		2,500	(14)	0	(14)
Reed Elsevier Capital, Inc.	MSC	(0.280%)	06/20/2012	0.436%		1,200	5	0	5
Reynolds American, Inc.	BCLY	(3.460%)	06/20/2017	2.512%		700	(41)	0	(41)
Royal Caribbean Cruises Ltd.	BOA	(0.480%)	06/20/2010	7.313%		1,700	108	0	108
RR Donnelley & Sons Co.	CITI	(4.030%)	03/20/2012	3.365%		6,000	(107)	0	(107)
Ryder System, Inc.	CITI	(1.160%)	03/20/2013	2.291%		5,000	191	0	191
Sealed Air Corp.	BCLY	(1.035%)	09/20/2013	1.255%		6,000	50	198	(148)
Sealed Air Corp.	BOA	(1.135%)	09/20/2013	1.255%		6,900	31	0	31
Sempra Energy	CITI	(0.795%)	06/20/2018	0.947%		8,000	89	0	89
Sheraton Holding Corp.	DUB	(2.390%)	12/20/2015	3.447%		5,000	262	231	31
Simon Property Group LP	GSC	(1.470%)	12/20/2016	2.247%		7,000	321	0	321
Simon Property Group LP	MSC	(1.006%)	09/20/2014	2.370%		3,000	184	0	184
SLM Corp.	GSC	(4.250%)	06/20/2013	8.328%		200	24	0	24
SLM Corp.	RBS	(3.200%)	06/20/2018	7.340%		2,000	401	0	401
Smith Group PLC	RBS	(0.530%)	09/20/2010	0.653%	GBP	7,000	16	0	16
Southwest Airlines Co.	BCLY	(0.640%)	03/20/2017	2.098%		$1,100	100	90	10
Southwest Airlines Co.	DUB	(0.420%)	03/20/2012	2.115%		500	22	0	22
Spectra Energy Capital LLC	DUB	(0.860%)	06/20/2018	0.627%		5,000	(90)	0	(90)
Tate & Lyle International Finance PLC	DUB	(0.510%)	12/20/2014	1.529%		1,400	69	0	69
Tyco Electronics Group S.A.	BOA	(1.100%)	03/20/2014	2.148%		2,000	85	160	(75)
Tyco Electronics Group S.A.	DUB	(0.850%)	12/20/2017	2.072%		6,000	483	0	483
Tyco Electronics Group S.A.	DUB	(0.950%)	12/20/2017	2.072%		7,000	517	0	517
Tyco International Finance S.A.	BOA	(1.120%)	12/20/2019	1.119%		7,000	(3)	0	(3)
UBS Warburg LLC	BCLY	(2.330%)	03/20/2014	1.256%	EUR	5,000	(332)	0	(332)
UBS Warburg LLC	BCLY	(2.250%)	03/20/2014	1.256%		$3,300	(144)	0	(144)
UBS Warburg LLC	CITI	(2.200%)	03/20/2014	1.256%	EUR	1,700	(99)	0	(99)
Union Pacific Corp.	BCLY	(0.600%)	03/20/2016	0.596%		$800	0	31	(31)
Union Pacific Corp.	BOA	(1.000%)	03/20/2016	0.574%		200	(5)	(3)	(2)
Viacom, Inc.	BOA	(3.200%)	06/20/2011	1.490%		2,700	(91)	0	(91)
Viacom, Inc.	JPM	(1.150%)	06/20/2016	1.593%		6,500	167	0	167
Viacom, Inc.	MSC	(0.640%)	06/20/2011	1.490%		1,000	16	0	16
Viacom, Inc.	UBS	(0.470%)	06/20/2011	1.490%		2,400	47	78	(31)
Vivendi	BOA	(1.280%)	06/20/2013	1.186%		7,000	(27)	0	(27)
WPP Group PLC	BCLY	(3.750%)	06/20/2017	2.391%	GBP	2,425	(339)	0	(339)
WPP Group PLC	JPM	(3.750%)	06/20/2017	2.391%		1,650	(231)	0	(231)

							$6,560	$2,608	$3,952

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	JPM	1.345%	08/20/2011	1.177%	$11,900	$100	$0	$100
Brazil Government International Bond	MLP	1.340%	08/20/2011	1.177%	10,000	83	0	83
General Electric Capital Corp.	CITI	5.000%	06/20/2014	4.176%	2,900	99	46	53
General Electric Capital Corp.	DUB	4.100%	12/20/2013	4.336%	1,000	(8)	0	(8)
General Electric Capital Corp.	RBS	1.320%	03/20/2013	4.347%	12,500	(1,208)	0	(1,208)
HSBC Finance Corp.	GSC	1.500%	06/20/2010	4.848%	1,400	(43)	0	(43)
JSC Gazprom	MLP	0.610%	05/20/2012	5.007%	700	(80)	0	(80)
RSHB Capital S.A. for OJSC Russian Agricultural Bank	BCLY	0.740%	06/20/2012	4.442%	1,000	(100)	0	(100)
SLM Corp.	GSC	0.700%	06/20/2012	8.543%	1,600	(300)	0	(300)

						$(1,457)	$46	$(1,503)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-7 10-Year Index	BCLY	(0.650%)	12/20/2016	$2,333	$141	$(17)	$158
CDX.IG-7 10-Year Index	GSC	(0.650%)	12/20/2016	42,476	2,571	(301)	2,872
CDX.IG-7 10-Year Index	MSC	(0.650%)	12/20/2016	14,580	883	(101)	984
CDX.IG-7 10-Year Index	UBS	(0.650%)	12/20/2016	11,664	706	(80)	786
CDX.IG-8 10-Year Index	BCLY	(0.600%)	06/20/2017	14,152	885	190	695
CDX.IG-8 10-Year Index	BOA	(0.600%)	06/20/2017	37,478	2,344	89	2,255
CDX.IG-8 10-Year Index	GSC	(0.600%)	06/20/2017	4,002	250	95	155
CDX.IG-8 10-Year Index	JPM	(0.600%)	06/20/2017	67,246	4,205	464	3,741
CDX.IG-9 10-Year Index	DUB	(0.800%)	12/20/2017	11,810	667	443	224
CDX.IG-10 10-Year Index	GSC	(1.500%)	06/20/2018	19,618	174	(662)	836
CDX.IG-11 5-Year Index	BCLY	(1.500%)	12/20/2013	3,000	20	88	(68)
CDX.IG-12 10-Year Index	DUB	(1.000%)	06/20/2019	25,300	442	1,100	(658)
CDX.IG-12 10-Year Index	GSC	(1.000%)	06/20/2019	9,800	171	441	(270)

					$13,459	$1,749	$11,710

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$4,800	$(3,696)	$(1,440)	$(2,256)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	2,994	(2,005)	(1,126)	(879)

					$(5,701)	$(2,566)	$(3,135)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	16,000	$773	$(22)	$795
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		19,000	1,064	(18)	1,082
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		20,500	1,178	23	1,155
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		7,100	137	0	137
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		20,500	471	0	471
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	UBS	AUD	278,200	(1,219)	714	(1,933)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2012	DUB		23,000	(285)	9	(294)
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	BCLY	SEK	17,000	191	(18)	209
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	GSC		18,000	203	(19)	222
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	BCLY		$3,900	24	0	24
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	RBS		6,700	42	0	42
Pay	6-Month EUR-LIBOR	3.000%	09/15/2012	DUB	EUR	111,700	234	613	(379)
Pay	6-Month EUR-LIBOR	3.000%	09/15/2012	JPM		286,000	598	2,754	(2,156)
Pay	6-Month EUR-LIBOR	3.500%	09/16/2019	GSC		7,200	(183)	(183)	0
Pay	6-Month GBP-LIBOR	2.500%	03/17/2011	BCLY	GBP	24,300	(8)	(3)	(5)
Pay	6-Month GBP-LIBOR	3.500%	03/17/2015	GSC		17,400	(854)	(148)	(706)
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	BOA	JPY	8,680,000	121	(188)	309
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	RBS		12,110,000	169	(114)	283
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	UBS		13,920,000	194	(7)	201
Pay	6-Month JPY-LIBOR	1.500%	12/16/2016	BCLY		1,400,000	309	279	30

							$3,159	$3,672	$(513)

(h) Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$116.500	08/21/2009	2,068	$2,044	$3,281
Put - CME 90-Day Eurodollar September Futures	98.625	09/14/2009	262	44	13

				$2,088	$3,294

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.420%	11/23/2009	$25,800	$498	$628
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	25,800	498	470
Call - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Receive	3.420%	11/23/2009	20,900	407	508
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	20,900	408	380
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.300%	08/03/2009	64,900	122	33

							$1,933	$2,019

(i) Restricted securities as of June 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
National Grid PLC	4.980%	06/22/2011	11/03/2006	$4,363	$4,271	0.18%

(j) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	07/01/2039	$9,000	$9,020	$9,159
Fannie Mae	5.500%	07/01/2039	58,000	59,787	59,858

				$68,807	$69,017

(k) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	DUB	32,222	07/2009	$0	$(296)	$(296)
Buy		GSC	4,536	07/2009	0	(19)	(19)
Sell		GSC	17,344	07/2009	0	(325)	(325)
Buy		HSBC	179	07/2009	1	0	1
Buy		JPM	78	07/2009	0	0	0
Sell		MSC	2,911	07/2009	0	(26)	(26)
Sell		RBC	32,472	07/2009	0	(447)	(447)
Sell	BRL	HSBC	225	08/2009	0	(12)	(12)
Buy	CAD	CSFB	2,721	07/2009	0	(100)	(100)
Buy		MSC	3,384	07/2009	0	(149)	(149)
Sell		BCLY	638	08/2009	7	0	7
Buy		HSBC	1,400	08/2009	0	(5)	(5)
Sell		HSBC	1,000	08/2009	4	0	4
Sell		JPM	74,122	08/2009	3,726	0	3,726
Buy		MSC	1,360	08/2009	0	(63)	(63)
Buy		RBS	3,384	08/2009	0	(2)	(2)
Sell	CLP	BCLY	467,828	11/2009	0	(73)	(73)
Buy		CITI	499,300	11/2009	75	0	75
Buy	CNY	BCLY	3,982	07/2009	0	(37)	(37)
Sell		BCLY	36,885	07/2009	0	(116)	(116)
Buy		DUB	64,409	07/2009	0	(566)	(566)
Buy		HSBC	21,800	07/2009	0	(174)	(174)
Buy		JPM	18,891	07/2009	0	(165)	(165)
Sell		JPM	72,196	07/2009	0	(271)	(271)
Buy		BCLY	5,177	09/2009	8	0	8
Buy		CITI	5,206	09/2009	13	0	13
Buy		DUB	23,490	09/2009	51	0	51
Sell		DUB	48,692	09/2009	0	(237)	(237)
Buy		HSBC	10,539	09/2009	24	0	24
Buy		JPM	4,280	09/2009	7	0	7
Buy		BCLY	23,791	05/2010	0	(343)	(343)
Sell		BCLY	50,600	05/2010	0	(423)	(423)
Buy		MLP	26,809	05/2010	0	(373)	(373)
Sell	DKK	RBS	18,354	07/2009	46	0	46
Sell		CITI	31,456	10/2009	0	0	0
Sell		RBS	18,355	10/2009	0	(1)	(1)
Buy	EUR	BCLY	237	07/2009	0	(2)	(2)
Sell		BCLY	332,162	07/2009	36	(2,472)	(2,436)
Sell		BNP	1,722	07/2009	0	(2)	(2)
Buy		GSC	65	07/2009	0	0	0
Sell		GSC	5,772	07/2009	0	(6)	(6)
Buy		JPM	7,335	07/2009	1	0	1
Sell		JPM	5	07/2009	0	0	0
Sell		RBC	98,606	07/2009	190	(1,134)	(944)
Buy	GBP	BCLY	67,215	07/2009	64	(758)	(694)
Sell		BCLY	14,128	07/2009	0	(1,463)	(1,463)
Buy		CITI	941	07/2009	30	0	30
Sell		CITI	31,775	07/2009	0	(2,957)	(2,957)
Buy		CSFB	6,397	07/2009	303	0	303
Sell		CSFB	101	07/2009	0	(3)	(3)
Sell		DUB	4	07/2009	0	0	0
Buy		GSC	1,635	07/2009	0	(4)	(4)
Sell		GSC	2,776	07/2009	23	(50)	(27)
Buy		JPM	1,407	07/2009	0	0	0
Sell		JPM	177	07/2009	0	(3)	(3)
Buy		MSC	2,778	07/2009	136	0	136
Sell		MSC	2,856	07/2009	0	(158)	(158)
Sell		RBC	6,094	07/2009	0	(102)	(102)
Buy		RBS	2,897	07/2009	103	0	103
Sell		RBS	69,191	07/2009	198	0	198
Buy		UBS	1,244	07/2009	25	0	25
Sell		DUB	13,162	08/2009	0	(6)	(6)
Buy		RBC	174	08/2009	0	(2)	(2)
Sell		RBS	42,687	08/2009	0	(31)	(31)
Sell	HKD	BCLY	123	09/2009	0	0	0
Sell		BOA	316	09/2009	0	0	0
Sell		CITI	162	09/2009	0	0	0
Sell		DUB	172	09/2009	0	0	0
Sell		JPM	172	09/2009	0	0	0
Buy	INR	BCLY	41	07/2009	0	0	0
Sell		BOA	100	07/2009	0	0	0
Buy		CITI	123	07/2009	0	0	0
Sell		CITI	95	07/2009	0	0	0
Sell		DUB	87	07/2009	0	0	0
Buy		HSBC	41	07/2009	0	0	0
Buy		JPM	41	07/2009	0	0	0
Buy		MSC	37	07/2009	0	0	0
Sell		BCLY	41	10/2009	0	0	0
Sell		CITI	123	10/2009	0	0	0
Sell		HSBC	41	10/2009	0	0	0
Sell		JPM	41	10/2009	0	0	0
Sell		MSC	37	10/2009	0	0	0
Buy	JPY	BCLY	1,240,349	07/2009	156	(18)	138
Sell		BCLY	224,024	07/2009	7	(2)	5
Buy		BNP	123,992	07/2009	6	0	6
Sell		BNP	20,145,190	07/2009	0	(231)	(231)
Buy		CSFB	151,628	07/2009	32	0	32
Buy		GSC	163,735	07/2009	35	0	35
Sell		GSC	290,817	07/2009	0	(50)	(50)
Sell		JPM	1,038	07/2009	0	0	0
Buy		RBC	394,081	07/2009	57	0	57
Buy		RBS	112,012	07/2009	0	(6)	(6)
Buy		JPM	160,631	08/2009	0	0	0
Sell		MSC	18,463,411	08/2009	174	0	174
Buy	KRW	BCLY	24,571	07/2009	1	0	1
Buy		BOA	14,296	07/2009	1	0	1
Buy		CITI	14,488	07/2009	1	0	1
Buy		DUB	4,313	07/2009	0	0	0
Buy	MXN	CITI	970	11/2009	7	0	7
Buy	MYR	BCLY	4,573	08/2009	55	0	55
Sell		BCLY	11,558	08/2009	0	(26)	(26)
Buy		CITI	3,534	08/2009	36	0	36
Buy		HSBC	4,080	08/2009	48	0	48
Buy	NZD	GSC	1,462	07/2009	40	0	40
Sell		GSC	2,925	07/2009	0	(80)	(80)
Buy	PHP	BCLY	40,552	08/2009	0	(1)	(1)
Buy		CITI	25,826	08/2009	2	0	2
Sell		CITI	82,548	08/2009	8	(2)	6
Buy		DUB	17,201	08/2009	0	0	0
Sell	SEK	RBS	4,313	07/2009	27	0	27
Sell		RBS	4,313	10/2009	0	(1)	(1)
Buy	SGD	HSBC	535	07/2009	0	(1)	(1)
Sell		HSBC	673	07/2009	0	(22)	(22)
Sell	TWD	BCLY	1,351	08/2009	0	(1)	(1)
Sell		CITI	480	08/2009	0	0	0
Sell		DUB	624	08/2009	0	(1)	(1)
Sell		JPM	1,264	08/2009	0	(1)	(1)

					$5,764	$(13,819)	$(8,055)

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
France	$0	$204,300	$0	$204,300
Germany	0	253,690	0	253,690
Japan	0	370,460	0	370,460
United States	0	1,440,658	2,359	1,443,017
Other Investments++	6,364	515,079	21,320	542,763

Investments, at value	$6,364	$2,784,187	$23,679	$2,814,230

Short Sales, at value	$0	$(69,017)	$0	$(69,017)

Financial Derivative Instruments+++	$683	$(5,206)	$2,349	$(2,174)

Total	$7,047	$2,709,964	$26,028	$2,743,039

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2009
United States	$2,705	$(419)	$1	$20	$52	$0	$2,359
Other Investments++	10,643	7,287	194	(138)	1,388	1,946	21,320

Investments, at value	$13,348	$6,868	$195	$(118)	$1,440	$1,946	$23,679

Financial Derivative Instruments+++	$3,609	$0	$0	$0	$31	$(1,291)	$2,349

Total	$16,957	$6,868	$195	$(118)	$1,471	$655	$26,028

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Fundamental Advantage Total Return Strategy Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 31.5%
BANKING & FINANCE 22.8%
American Express Centurion Bank
0.377% due 03/23/2010		$2,700	$2,647
0.479% due 12/17/2009		600	596
American Express Co.
7.000% due 03/19/2018		800	778
American International Group, Inc.
1.217% due 10/18/2011		6,500	4,197
ANZ National International Ltd.
6.200% due 07/19/2013		900	928
Bear Stearns Cos. LLC
0.751% due 02/23/2010		400	400
0.854% due 11/28/2011		2,800	2,734
1.269% due 01/31/2011		400	396
7.250% due 02/01/2018		2,000	2,111
CIT Group, Inc.
4.250% due 02/01/2010		700	629
Citibank N.A.
1.625% due 03/30/2011		600	605
Citigroup, Inc.
2.125% due 04/30/2012		300	302
5.500% due 04/11/2013		5,000	4,692
Comerica Bank
0.771% due 05/24/2011		3,100	2,862
Dexia Credit Local
1.262% due 09/23/2011		4,700	4,688
Duke University
4.200% due 04/01/2014		900	927
5.150% due 04/01/2019		800	827
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		1,800	1,558
7.375% due 02/01/2011		2,300	2,083
General Electric Capital Corp.
1.800% due 03/11/2011		300	303
3.000% due 12/09/2011		2,000	2,065
5.875% due 01/14/2038		800	634
Goldman Sachs Group, Inc.
1.059% due 03/22/2016		2,300	1,951
6.150% due 04/01/2018		2,300	2,243
Hartford Life Global Funding Trusts
0.933% due 11/15/2009		3,000	2,927
HSBC Finance Corp.
1.166% due 08/09/2011		3,200	2,897
International Lease Finance Corp.
1.489% due 07/13/2012		6,400	4,617
JPMorgan Chase & Co.
7.900% due 04/29/2049		2,100	1,843
KeyBank N.A.
2.906% due 06/02/2010		1,200	1,165
Lehman Brothers Holdings, Inc.
2.950% due 05/25/2010 (a)		8,800	1,342
3.375% due 01/26/2017 (a)		900	137
Merrill Lynch & Co., Inc.
1.083% due 02/15/2011		1,600	1,466
1.236% due 02/05/2010		4,200	4,151
1.292% due 07/25/2011		400	371
Morgan Stanley
1.611% due 10/15/2015		5,700	4,892
3.006% due 05/14/2010		1,200	1,197
National Australia Bank Ltd.
2.550% due 01/13/2012		3,000	3,023
Northern Rock PLC
5.625% due 06/22/2017		3,800	3,331
Pacific Life Global Funding
0.839% due 06/22/2011		3,094	2,721
Premium Asset Trust
1.407% due 10/08/2009		4,000	3,720
Pricoa Global Funding I
0.801% due 09/27/2013		700	541
1.139% due 01/30/2012		900	845
1.446% due 06/04/2010		2,700	2,678
Princeton University
5.700% due 03/01/2039		800	804
Principal Life Income Funding Trusts
5.550% due 04/27/2015		900	891
Royal Bank of Scotland Group PLC
1.320% due 04/08/2011		7,000	6,993
3.000% due 12/09/2011		2,600	2,656
SLM Corp.
0.829% due 03/15/2011		1,800	1,545
4.000% due 01/15/2010		2,800	2,713
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018		300	289
UBS AG
1.927% due 05/05/2010		2,800	2,809
5.750% due 04/25/2018		400	365
Wachovia Corp.
0.899% due 06/15/2017		1,000	748
5.750% due 02/01/2018		1,000	984
Wells Fargo & Co.
7.980% due 03/29/2049		6,100	5,070

			110,887

INDUSTRIALS 7.6%
Amgen, Inc.
6.900% due 06/01/2038		2,600	2,953
CODELCO, Inc.
7.500% due 01/15/2019		400	464
CVS Caremark Corp.
0.968% due 06/01/2010		1,660	1,649
Dell, Inc.
5.650% due 04/15/2018		1,600	1,628
Gaz Capital S.A.
7.343% due 04/11/2013		100	97
8.146% due 04/11/2018		600	549
8.625% due 04/28/2034		3,300	3,246
Martin Marietta Materials, Inc.
1.189% due 04/30/2010		4,160	4,098
Norfolk Southern Corp.
5.750% due 04/01/2018		3,600	3,687
Oracle Corp.
5.750% due 04/15/2018		2,700	2,853
Petroleos Mexicanos
8.000% due 05/03/2019		1,100	1,199
Philip Morris International, Inc.
6.375% due 05/16/2038		400	427
Reynolds American, Inc.
1.329% due 06/15/2011		3,100	2,901
Roche Holdings, Inc.
2.661% due 02/25/2011		2,100	2,124
Suncor Energy, Inc.
6.100% due 06/01/2018		4,000	4,028
Time Warner, Inc.
1.150% due 11/13/2009		2,900	2,893
Wal-Mart Stores, Inc.
6.200% due 04/15/2038		2,200	2,369

			37,165

UTILITIES 1.1%
EDF S.A.
5.500% due 01/26/2014		300	324
6.500% due 01/26/2019		300	329
6.950% due 01/26/2039		300	338
New Cingular Wireless Services, Inc.
7.875% due 03/01/2011		3,000	3,237
Public Service Electric & Gas Co.
5.300% due 05/01/2018		1,100	1,151
Verizon Wireless Capital LLC
3.316% due 05/20/2011		100	103

			5,482

Total Corporate Bonds & Notes (Cost $163,457)			153,534

CONVERTIBLE BONDS & NOTES 0.6%
Bristol-Myers Squibb Co.
0.129% due 09/15/2023		3,200	2,832

Total Convertible Bonds & Notes (Cost $2,824)			2,832

MUNICIPAL BONDS & NOTES 0.8%
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039		100	98
7.500% due 04/01/2034		100	92
7.550% due 04/01/2039		100	91
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021		100	104
6.899% due 12/01/2040		1,600	1,712
Seattle, Washington Revenue Bonds, Series 2008
5.250% due 02/01/2033		2,000	2,054

Total Municipal Bonds & Notes (Cost $3,998)			4,151

U.S. GOVERNMENT AGENCIES 26.9%
Fannie Mae
3.283% due 03/01/2034		983	999
4.024% due 12/01/2034		1,197	1,213
4.122% due 07/01/2035		1,375	1,388
4.500% due 06/01/2023		1,817	1,856
4.500% due 06/01/2023 - 11/01/2023 (g)		1,815	1,854
5.000% due 07/01/2023 - 04/01/2034 (g)		833	863
5.000% due 06/01/2035 - 07/01/2039		18,594	18,987
5.500% due 11/01/2036 - 11/01/2038		16,750	17,312
5.500% due 07/01/2038 (g)		117	121
6.000% due 08/01/2036 - 10/01/2036 (g)		929	974
6.000% due 09/01/2036 - 11/01/2036		9,066	9,498
Freddie Mac
0.641% due 08/24/2010 (e)		84	84
0.702% due 03/09/2011 (e)		664	666
0.926% due 05/04/2011 (e)		28	28
0.937% due 08/05/2011 (e)		29,400	29,411
1.625% due 04/26/2011		7,100	7,159
5.000% due 02/15/2016 - 11/01/2035		1,798	1,829
5.000% due 10/01/2035 (g)		11,338	11,572
5.500% due 09/01/2037 - 09/01/2038		16,970	17,540
Ginnie Mae
6.000% due 02/15/2037 - 09/15/2037 (g)		1,377	1,437
Small Business Administration
5.490% due 03/01/2028		470	493
6.020% due 08/01/2028		5,093	5,584

Total U.S. Government Agencies (Cost $126,938)			130,868

U.S. TREASURY OBLIGATIONS 7.1%
Treasury Inflation Protected Securities (c)
1.875% due 07/15/2013		116	119
2.500% due 01/15/2029 (e)		992	1,053
U.S. Treasury Bonds
4.250% due 05/15/2039 (g)		11,400	11,275
U.S. Treasury Notes
0.875% due 04/30/2011 (g)		21,463	21,408
0.875% due 05/31/2011 (g)		508	506

Total U.S. Treasury Obligations (Cost $33,630)			34,361

MORTGAGE-BACKED SECURITIES 2.7%
Banc of America Commercial Mortgage, Inc.
5.837% due 06/10/2049		7,100	5,045
Bear Stearns Commercial Mortgage Securities
5.201% due 12/11/2038		3,400	2,833
GS Mortgage Securities Corp. II
5.993% due 08/10/2045		1,600	1,214
JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047		2,300	1,738
WaMu Mortgage Pass-Through Certificates
5.674% due 06/25/2037		3,831	2,377

Total Mortgage-Backed Securities (Cost $15,753)			13,207

ASSET-BACKED SECURITIES 5.8%
Access Group, Inc.
2.392% due 10/27/2025		3,290	3,317
Chase Issuance Trust
2.129% due 09/15/2015		5,400	5,402
IXIS Real Estate Capital Trust
0.654% due 02/25/2036		4,222	3,354
Long Beach Mortgage Loan Trust
0.374% due 12/25/2036		327	237
SLM Student Loan Trust
2.592% due 04/25/2023		6,581	6,720
South Carolina Student Loan Corp.
1.418% due 03/02/2020		3,100	2,946
1.668% due 09/03/2024		1,400	1,318
Structured Asset Securities Corp.
0.424% due 01/25/2037		10,000	5,052

Total Asset-Backed Securities (Cost $33,012)			28,346

FOREIGN CURRENCY-DENOMINATED ISSUES 1.3%
Fortis Bank Nederland Holding NV
3.000% due 04/17/2012	EUR	500	709
Goldman Sachs Group, Inc.
6.375% due 05/02/2018		400	575
KeyCorp
1.444% due 11/22/2010		1,600	2,017
LeasePlan Corp. NV
3.125% due 02/10/2012		100	142
Merrill Lynch & Co., Inc.
1.570% due 05/30/2014		1,900	2,158
Principal Financial Global Funding LLC
2.750% due 07/12/2010	CHF	600	537

Total Foreign Currency-Denominated Issues (Cost $5,508)			6,138

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.4%
Wells Fargo & Co.
7.500% due 12/31/2049		2,500	1,962

Total Convertible Preferred Stocks (Cost $1,950)			1,962

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 21.5%
REPURCHASE AGREEMENTS 3.3%
Barclays Capital, Inc.
0.100% due 07/01/2009		$1,900	1,900
(Dated 06/30/2009. Collateralized by Freddie Mac 0.926% due 05/04/2011 valued at $1,957. Repurchase proceeds are $1,900.) Credit Suisse Securities (USA) LLC 0.070% due 07/01/2009		12,000	12,000
(Dated 06/30/2009. Collateralized by Fannie Mae 6.000% due 05/15/2011 valued at $12,296. Repurchase proceeds are $12,000.) State Street Bank and Trust Co. 0.010% due 07/01/2009		1,994	1,994
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $2,035. Repurchase proceeds are $1,994.)

			15,894

U.S. TREASURY BILLS 2.7%
1.120% due 07/02/2009 - 07/30/2009 (b)(g)		13,198	13,197

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 15.5%
		7,528,904	75,357

Total Short-Term Instruments (Cost $104,447)			104,448

PURCHASED OPTIONS (i) 0.0% (Cost $7)			0
Total Investments 98.6% (Cost $491,524)			$479,847
Written Options (j) (0.0%) (Premiums $134)			(121)
Other Assets and Liabilities (Net) 1.4%			6,986

Net Assets 100.0%			$486,712

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Affiliated to the Fund.

(e) Securities with an aggregate market value of $462 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(f) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $115,988 at a weighted average interest rate of 0.597%. On June 30, 2009, there were no open reverse repurchase agreements.

(g) Securities with an aggregate market value of $45,720 and cash of $3,966 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	10	$9
90-Day Euribor March Futures	Long	03/2010	15	20
90-Day Eurodollar December Futures	Long	12/2009	171	614
90-Day Eurodollar December Futures	Long	12/2010	85	(65)
90-Day Eurodollar June Futures	Long	06/2010	92	48
90-Day Eurodollar March Futures	Long	03/2010	77	510
90-Day Eurodollar March Futures	Long	03/2011	81	(99)
90-Day Eurodollar September Futures	Long	09/2009	338	2,356
90-Day Eurodollar September Futures	Long	09/2010	92	8
E-mini S&P 500 Index September Futures	Short	09/2009	790	987
S&P 500 Index September Futures	Short	09/2009	1,914	8,906
U.S. Treasury 5-Year Note September Futures	Long	09/2009	6	(12)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	7	(6)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	7	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	3	2
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	4	(5)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	7	(4)

				$13,268

(h) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Mexico Government International Bond	JPM	3.030%	12/20/2009	1.180%	$1,000	$10	$0	$10

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	$486	$7	$0	$7
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	2,334	9	0	9
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	972	8	0	8

					$24	$0	$24

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY	BRL	900	$(4)	$0	$(4)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(3)	0	(3)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(6)	0	(6)
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		$6,100	259	119	140
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		1,200	60	44	16
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CITI		4,300	215	155	60
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		1,200	60	38	22
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	BOA		200	1	(4)	5
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC		700	1	(12)	13
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	1,400	160	(21)	181
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC	GBP	500	55	5	50
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	CSFB		9,200	1,027	(117)	1,144
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		500	56	0	56
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		7,900	882	(94)	976
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		1,400	183	(1)	184

							$2,946	$112	$2,834

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(5)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	eRAFI 1000 Index	1,319,523	1-Month USD-LIBOR plus 0.300%	$109,130	03/12/2010	CSFB	$(945)
Receive	eRAFI 1000 Index	1,051,105	1-Month USD-LIBOR plus 0.310%	86,466	02/26/2010	JPM	(312)
Receive	eRAFI 1000 Index	2,348,124	1-Month USD-LIBOR plus 0.300%	194,199	10/15/2009	MLP	(1,581)
Receive	eRAFI 1000 Index	1,035,004	1-Month USD-LIBOR plus 0.170%	85,142	08/31/2009	UBS	(297)

							$(3,135)

(5)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i) Purchased options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CME S&P 500 Index September Futures	$1,450.000	09/17/2009	380	$6	$0

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 5.500% due 07/01/2039	$87.500	07/06/2009	$8,000	$1	$0
Put - OTC Fannie Mae 5.500% due 07/01/2039	93.000	07/06/2009	2,000	0	0

				$1	$0

(j) Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar September Futures	$98.500	09/14/2009	56	$14	$2

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	$1,000	$4	$1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	1,500	7	3
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009	1,500	7	2
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	8,000	78	104
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,000	4	1
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,500	7	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	3,500	13	7

							$120	$119

(k) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	07/01/2039	$5,000	$5,200	$5,226

(l) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	DUB	208	07/2009	$2	$0	$2
Buy	BRL	HSBC	2,816	08/2009	91	0	91
Buy		MLP	886	08/2009	37	0	37
Buy	CAD	JPM	390	08/2009	0	(21)	(21)
Buy	CNY	BCLY	4,654	07/2009	0	(37)	(37)
Sell		BCLY	3,553	07/2009	0	(21)	(21)
Sell		CITI	4,707	07/2009	0	(23)	(23)
Buy		DUB	14,457	07/2009	0	(117)	(117)
Sell		DUB	14,072	07/2009	0	(57)	(57)
Buy		HSBC	12,348	07/2009	23	(33)	(10)
Sell		HSBC	2,410	07/2009	0	(12)	(12)
Buy		JPM	4,507	07/2009	0	(39)	(39)
Sell		JPM	11,224	07/2009	0	(46)	(46)
Buy		BCLY	1,326	09/2009	3	0	3
Sell		BCLY	4,139	09/2009	0	(15)	(15)
Buy		CITI	833	09/2009	2	0	2
Sell		CITI	4,260	09/2009	0	(14)	(14)
Buy		DUB	3,950	09/2009	9	0	9
Buy		HSBC	1,803	09/2009	4	0	4
Sell		HSBC	84	09/2009	0	0	0
Buy		JPM	690	09/2009	1	0	1
Sell		JPM	119	09/2009	0	(1)	(1)
Buy		JPM	1,968	03/2010	0	(1)	(1)
Sell	EUR	BCLY	3,158	07/2009	0	(24)	(24)
Sell		GSC	49	07/2009	0	0	0
Sell	GBP	BCLY	9	07/2009	0	0	0
Sell		CITI	2,226	07/2009	0	(218)	(218)
Sell		GSC	15	07/2009	0	(1)	(1)
Buy		JPM	2,296	07/2009	0	(18)	(18)
Buy		RBS	19	07/2009	1	0	1
Sell		RBS	65	07/2009	0	(1)	(1)
Sell		JPM	2,296	08/2009	18	0	18
Sell	SGD	BOA	202	07/2009	0	(6)	(6)
Buy		HSBC	202	07/2009	0	0	0

					$191	$(705)	$(514)

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$153,534	$0	$153,534
U.S. Government Agencies	0	130,868	0	130,868
U.S. Treasury Obligations	0	34,361	0	34,361
Asset-Backed Securities	0	28,346	0	28,346
Short-Term Instruments	75,357	29,091	0	104,448
Other Investments++	1,962	26,328	0	28,290

Investments, at value	$77,319	$402,528	$0	$479,847

Short Sales, at value	$0	$(5,226)	$0	$(5,226)

Financial Derivative Instruments+++	$13,268	$651	$(1,553)	$12,366

Total	$90,587	$397,953	$(1,553)	$486,987

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 07/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 03/31/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Financial Derivative Instruments+++	13,181	0	0	0	(20,553)	5,819	(1,553)

Total	$13,181	$0	$0	$0	$(20,553)	$5,819	$(1,553)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Fundamental IndexPLUSTM Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.9%
HCA, Inc.
2.848% due 11/18/2013		$1,510	$1,367

Total Bank Loan Obligations (Cost $1,510)			1,367

CORPORATE BONDS & NOTES 15.9%
BANKING & FINANCE 12.7%
American General Finance Corp.
4.875% due 05/15/2010		800	673
Ford Motor Credit Co. LLC
5.700% due 01/15/2010		100	97
8.625% due 11/01/2010		100	94
Foundation Re II Ltd.
7.576% due 11/26/2010		500	468
Goldman Sachs Group, Inc.
1.059% due 03/22/2016		300	255
1.501% due 07/22/2015		100	86
International Lease Finance Corp.
5.625% due 09/15/2010		100	90
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		300	293
Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)		3,000	458
3.005% due 07/18/2011 (a)		200	30
Macquarie Bank Ltd.
2.600% due 01/20/2012		1,400	1,409
Marshall & Ilsley Corp.
5.626% due 08/17/2009		300	299
Morgan Stanley
1.611% due 10/15/2015		400	343
Osiris Capital PLC
3.981% due 01/15/2010		700	686
Royal Bank of Scotland Group PLC
1.320% due 04/08/2011		2,800	2,797
2.625% due 05/11/2012		800	807

			8,885

INDUSTRIALS 2.5%
Daimler Finance North America LLC
1.466% due 08/03/2009		200	199
5.750% due 09/08/2011		400	409
Hospira, Inc.
1.078% due 03/30/2010		600	595
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		10	10
Pemex Project Funding Master Trust
1.250% due 12/03/2012		200	188
Reynolds American, Inc.
1.329% due 06/15/2011		400	374

			1,775

UTILITIES 0.7%
AT&T, Inc.
1.116% due 02/05/2010		500	501

Total Corporate Bonds & Notes (Cost $13,895)			11,161

MUNICIPAL BONDS & NOTES 0.4%
Louisiana State Revenue Bonds, Series 2009
2.809% due 05/01/2043 (b)		300	300

Total Municipal Bonds & Notes (Cost $300)			300

U.S. GOVERNMENT AGENCIES 78.1%
Fannie Mae
0.374% due 12/25/2036		398	359
0.414% due 01/25/2021		472	462
0.664% due 09/25/2042		112	105
0.714% due 05/25/2031		135	133
2.638% due 07/01/2044		98	96
3.392% due 11/01/2035		32	33
3.512% due 05/01/2035		60	61
3.782% due 09/01/2036 (f)		694	714
3.785% due 05/01/2036 (f)		680	696
3.820% due 07/01/2036 (f)		646	661
3.873% due 05/01/2035		55	56
3.904% due 08/01/2036 (f)		711	727
4.471% due 07/01/2034		19	19
4.486% due 11/01/2034		36	38
4.558% due 07/01/2035 (f)		157	160
4.600% due 07/01/2034		26	27
4.676% due 10/01/2034		14	14
4.885% due 09/01/2035 (f)		83	85
4.968% due 06/01/2035 (f)		335	347
5.025% due 11/01/2035 (f)		120	123
5.082% due 12/01/2033		45	46
5.220% due 08/01/2035 (f)		1,108	1,138
6.000% due 10/01/2037 - 07/01/2039		7,794	8,147
6.000% due 10/01/2037 - 10/01/2038 (f)		2,515	2,633
Freddie Mac
0.354% due 12/25/2036		1,568	1,492
0.641% due 08/24/2010 (e)		365	366
0.669% due 12/15/2030		30	29
0.719% due 06/15/2018		20	20
0.926% due 05/04/2011		1,897	1,902
0.937% due 08/05/2011 (e)		32,530	32,542
2.639% due 02/25/2045		81	77
4.700% due 06/01/2035 (f)		176	181
4.710% due 08/01/2035 (f)		245	250
5.000% due 07/15/2024		87	88
5.500% due 10/01/2035		200	208
6.000% due 01/01/2037 - 07/01/2039		836	873

Total U.S. Government Agencies (Cost $54,832)			54,908

MORTGAGE-BACKED SECURITIES 19.0%
Banc of America Funding Corp.
6.102% due 01/20/2047		987	525
Bear Stearns Mortgage Funding Trust
0.384% due 02/25/2037		613	473
Bear Stearns Structured Products, Inc.
5.644% due 01/26/2036		1,003	554
5.714% due 12/26/2046		559	340
Citigroup Commercial Mortgage Trust
0.389% due 08/15/2021		5	4
Citigroup Mortgage Loan Trust, Inc.
2.850% due 12/25/2035		45	37
Countrywide Alternative Loan Trust
4.500% due 06/25/2035		38	37
First Horizon Asset Securities, Inc.
5.365% due 08/25/2035		696	530
GMAC Mortgage Corp. Loan Trust
5.468% due 11/19/2035		47	31
Greenpoint Mortgage Funding Trust
0.394% due 10/25/2046		419	345
0.394% due 01/25/2047		584	444
0.584% due 11/25/2045		22	10
Greenpoint Mortgage Pass-Through Certificates
4.826% due 10/25/2033		524	397
GS Mortgage Securities Corp. II
0.408% due 03/06/2020		700	601
Harborview Mortgage Loan Trust
0.403% due 01/19/2038		159	147
0.533% due 05/19/2035		48	21
Indymac Index Mortgage Loan Trust
0.404% due 11/25/2046		133	124
0.414% due 01/25/2037		39	38
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.399% due 09/15/2021		33	29
Mellon Residential Funding Corp.
0.759% due 12/15/2030		290	234
Merrill Lynch Floating Trust
0.389% due 06/15/2022		1,719	1,207
Merrill Lynch Mortgage Investors, Inc.
0.524% due 02/25/2036		501	271
MLCC Mortgage Investors, Inc.
3.145% due 01/25/2029		247	195
Morgan Stanley Capital I
0.380% due 10/15/2020		246	182
Structured Adjustable Rate Mortgage Loan Trust
5.334% due 01/25/2035		1,041	700
5.516% due 08/25/2035		452	295
Structured Asset Mortgage Investments, Inc.
0.563% due 07/19/2035		222	145
0.594% due 02/25/2036		62	29
Structured Asset Securities Corp.
4.504% due 10/25/2035		183	126
Wachovia Bank Commercial Mortgage Trust
0.399% due 06/15/2020		1,049	772
0.409% due 09/15/2021		1,063	766
WaMu Mortgage Pass-Through Certificates
0.584% due 12/25/2045		32	15
0.604% due 10/25/2045		33	17
0.954% due 12/25/2027		1,140	881
2.070% due 01/25/2047		360	160
2.340% due 02/25/2046		2,349	1,048
2.540% due 11/25/2042		62	36
2.674% due 05/25/2041		12	10
2.877% due 02/27/2034		488	400
3.127% due 10/25/2046		415	186
3.127% due 12/25/2046		2,423	1,030

Total Mortgage-Backed Securities (Cost $20,969)			13,392

ASSET-BACKED SECURITIES 0.8%
Countrywide Asset-Backed Certificates
0.374% due 03/25/2037		31	30
Indymac Residential Asset-Backed Trust
0.374% due 04/25/2037		105	99
Lehman XS Trust
0.384% due 05/25/2046		1	1
0.434% due 11/25/2036		165	161
Morgan Stanley IXIS Real Estate Capital Trust
0.364% due 11/25/2036		116	111
SBI HELOC Trust
0.484% due 08/25/2036		40	36
Securitized Asset-Backed Receivables LLC Trust
0.364% due 09/25/2036		111	98

Total Asset-Backed Securities (Cost $569)			536

SOVEREIGN ISSUES 0.1%
Korea Development Bank
0.996% due 11/22/2012		100	88

Total Sovereign Issues (Cost $100)			88

FOREIGN CURRENCY-DENOMINATED ISSUES 2.6%
ASB Finance Ltd.
1.349% due 02/13/2012	EUR	500	644
Principal Financial Global Funding LLC
2.750% due 07/12/2010	CHF	200	179
Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	100,000	976

Total Foreign Currency-Denominated Issues (Cost $1,586)			1,799

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.4%
General Motors Corp.
5.250% due 03/06/2032		96,000	277
Lehman Brothers Holdings, Inc.
8.750% due 07/01/2011 (a)		1,400	1

Total Convertible Preferred Stocks (Cost $1,700)			278

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 14.9%
REPURCHASE AGREEMENTS 0.9%
State Street Bank and Trust Co.
0.010% due 07/01/2009		$587	587

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $600. Repurchase proceeds are $587.)
U.S. TREASURY BILLS 1.6%
0.111% due 07/02/2009 - 07/23/2009 (c)(e)(g)		1,139	1,139

		SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 12.4%
		870,509	8,713

Total Short-Term Instruments (Cost $10,439)			10,439

Total Investments 134.1% (Cost $105,900)			$94,268
Written Options (i) (0.0%) (Premiums $31)			(14)
Other Assets and Liabilities (Net) (34.1%)			(23,977)

Net Assets 100.0%			$70,277

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) When-Issued security.

(c) Coupon represents a weighted average rate.

(d) Affiliated to the Fund.

(e) Securities with an aggregate market value of $6,068 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(f) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $16,580 at a weighted average interest rate of 0.434%. On June 30, 2009, securities valued at $7,120 were pledged as collateral for reverse repurchase agreements.

(g) Securities with an aggregate market value of $449 and cash of $89 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2009	2	$2
90-Day Euribor March Futures	Long	03/2010	2	2
90-Day Eurodollar December Futures	Long	12/2009	99	206
90-Day Eurodollar March Futures	Long	03/2010	24	145
90-Day Eurodollar September Futures	Long	09/2009	3	1
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	21	143
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures Put Options Strike @ GBP 93.000	Short	09/2009	198	141

				$640

(h) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BOA	0.910%	12/20/2012	16.302%	$400	$(144)	$0	$(144)
American International Group, Inc.	BOA	0.930%	12/20/2012	16.302%	600	(216)	0	(216)
American International Group, Inc.	RBS	0.780%	12/20/2012	16.302%	400	(145)	0	(145)
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2013	2.416%	300	(14)	0	(14)
CIT Group, Inc.	JPM	5.750%	03/20/2013	17.180%	800	(207)	0	(207)
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	10.284%	100	(16)	0	(16)
General Electric Capital Corp.	BCLY	5.000%	06/20/2012	4.175%	200	5	4	1
General Electric Capital Corp.	BNP	4.600%	12/20/2013	4.336%	600	6	0	6
General Electric Capital Corp.	BNP	4.700%	12/20/2013	4.336%	300	4	0	4
General Electric Capital Corp.	BOA	5.000%	06/20/2014	4.176%	100	4	4	0
General Electric Capital Corp.	DUB	5.000%	06/20/2014	4.176%	100	3	4	(1)
General Electric Capital Corp.	MSC	5.500%	12/20/2009	3.899%	400	4	0	4
General Electric Capital Corp.	RBS	1.100%	09/20/2009	3.899%	100	(1)	0	(1)
GMAC LLC	GSC	3.200%	09/20/2012	10.203%	300	(51)	0	(51)
GMAC LLC	JPM	3.670%	09/20/2012	10.203%	1,000	(159)	0	(159)
GMAC LLC	MLP	1.850%	09/20/2009	13.784%	1,100	(29)	0	(29)
JSC Gazprom	BCLY	0.740%	01/20/2012	5.037%	800	(78)	0	(78)
JSC Gazprom	DUB	1.000%	10/20/2011	5.065%	400	(34)	0	(34)
MBIA, Inc.	BOA	2.800%	12/20/2012	37.168%	400	(228)	0	(228)
MBIA, Inc.	DUB	3.400%	12/20/2012	44.795%	400	(253)	0	(253)
MetLife, Inc.	JPM	1.700%	03/20/2013	5.554%	600	(71)	0	(71)
Michigan State General Obligation Notes, Series 2003	GSC	0.440%	03/20/2018	2.850%	500	(55)	0	(55)
New York City, New York General Obligation Notes, Series 2007	GSC	0.450%	03/20/2018	2.450%	500	(49)	0	(49)
Prudential Financial, Inc.	BCLY	1.800%	03/20/2013	5.559%	800	(92)	0	(92)
Prudential Financial, Inc.	CSFB	1.870%	03/20/2013	5.559%	500	(57)	0	(57)
Prudential Financial, Inc.	RBS	1.900%	03/20/2013	5.559%	300	(34)	0	(34)
Prudential Financial, Inc.	RBS	2.350%	03/20/2013	5.559%	300	(29)	0	(29)
SLM Corp.	BOA	5.000%	12/20/2011	8.365%	100	(7)	(7)	0

						$(1,943)	$5	$(1,948)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC	EUR	300	$6	$0	$6
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		200	3	0	3
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	2,400	2	0	2
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		1,500	2	0	2
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		600	1	0	1
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		900	15	1	14
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		800	16	1	15
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		1,000	(13)	(18)	5
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BCLY		1,500	23	(1)	24
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		1,600	25	(1)	26
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		200	8	1	7
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC	GBP	800	30	(9)	39

							$118	$(26)	$144

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(4)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	eRAFI 1000 Index	13,292	1-Month USD-LIBOR plus 0.300%	$1,099	03/12/2010	CSFB	$(10)
Pay	eRAFI 1000 Index	162,719	1-Month USD-LIBOR plus 0.230%	17,005	08/17/2009	MLP	3,664
Receive	eRAFI 1000 Index	317,787	1-Month USD-LIBOR plus 0.230%	33,219	08/17/2009	MLP	(7,165)
Pay	eRAFI 1000 Index	395,403	1-Month USD-LIBOR plus 0.230%	44,450	09/18/2009	MLP	12,033
Receive	eRAFI 1000 Index	400,000	1-Month USD-LIBOR plus 0.230%	44,970	09/18/2009	MLP	(12,177)
Receive	eRAFI 1000 Index	669,927	1-Month USD-LIBOR plus 0.300%	55,406	10/15/2009	MLP	(479)

							$(4,134)

(4)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i) Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar September Futures	$98.500	09/14/2009	30	$9	$1

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009	$500	$2	$1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	500	2	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	2,000	18	11

							$22	$13

(j) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	07/01/2039	$12,000	$12,486	$12,542

(k) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	HSBC	271	08/2009	$9	$0	$9
Sell		HSBC	1,966	08/2009	0	(101)	(101)
Buy		MLP	193	08/2009	8	0	8
Buy	CAD	JPM	90	08/2009	0	(5)	(5)
Buy	CNY	BCLY	2,857	07/2009	0	(23)	(23)
Sell		BCLY	12,827	07/2009	0	(25)	(25)
Sell		CITI	1,014	07/2009	0	(4)	(4)
Buy		DUB	8,565	07/2009	0	(69)	(69)
Sell		DUB	4,470	07/2009	0	(15)	(15)
Buy		HSBC	6,110	07/2009	9	(21)	(12)
Sell		HSBC	873	07/2009	0	(4)	(4)
Buy		JPM	2,229	07/2009	0	(19)	(19)
Sell		JPM	577	07/2009	0	(4)	(4)
Buy		BCLY	997	09/2009	2	0	2
Sell		BCLY	2,917	09/2009	0	(10)	(10)
Buy		CITI	625	09/2009	2	0	2
Sell		CITI	2,810	09/2009	0	(10)	(10)
Buy		DUB	2,910	09/2009	6	0	6
Buy		HSBC	1,317	09/2009	3	0	3
Sell		HSBC	273	09/2009	0	(1)	(1)
Buy		JPM	552	09/2009	1	0	1
Sell		JPM	400	09/2009	0	(2)	(2)
Buy		HSBC	203	03/2010	0	0	0
Buy		JPM	609	03/2010	0	(1)	(1)
Buy	EUR	BCLY	539	07/2009	2	0	2
Sell		BCLY	966	07/2009	0	(7)	(7)
Buy		GSC	184	07/2009	0	(2)	(2)
Sell		RBC	8	07/2009	0	0	0
Sell	GBP	CITI	427	07/2009	0	(42)	(42)
Buy		RBS	312	07/2009	8	0	8
Sell		MSC	115	08/2009	1	0	1
Sell	JPY	BNP	91,701	07/2009	0	(1)	(1)
Sell		MSC	91,701	08/2009	0	0	0
Buy	SGD	HSBC	304	07/2009	0	0	0
Sell		HSBC	304	07/2009	0	(10)	(10)

					$51	$(376)	$(325)

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$11,161	$0	$11,161
U.S. Government Agencies	0	54,908	0	54,908
Mortgage-Backed Securities	0	13,266	126	13,392
Short-Term Instruments	8,713	1,726	0	10,439
Other Investments++	0	3,392	976	4,368

Investments, at value	$8,713	$84,453	$1,102	$94,268

Short Sales, at value	$0	$(12,542)	$0	$(12,542)

Financial Derivative Instruments+++	$640	$(2,632)	$(3,645)	$(5,637)

Total	$9,353	$69,279	$(2,543)	$76,089

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Mortgage-Backed Securities	$0	$(7)	$0	$0	$20	$113	$126
Other Investments++	951	0	0	0	25	0	976

Investments, at value	$951	$(7)	$0	$0	$45	$113	$1,102

Financial Derivative Instruments+++	$(43,801)	$0	$0	$0	$40,152	$4	$(3,645)

Total	$(42,850)	$(7)	$0	$0	$40,197	$117	$(2,543)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Fundamental IndexPLUSTM TR Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.7%
HCA, Inc.
2.848% due 11/18/2013		$2,098	$1,898

Total Bank Loan Obligations (Cost $2,097)			1,898

CORPORATE BONDS & NOTES 23.7%
BANKING & FINANCE 16.6%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		700	725
American Express Centurion Bank
5.550% due 10/17/2012		1,100	1,100
American Express Credit Corp.
5.875% due 05/02/2013		700	696
American General Finance Corp.
6.900% due 12/15/2017		1,600	868
American International Group, Inc.
5.050% due 10/01/2015		100	54
5.850% due 01/16/2018		4,000	2,119
Bank of America Corp.
0.813% due 09/18/2009		200	200
1.213% due 08/15/2016		400	314
Barclays Bank PLC
6.050% due 12/04/2017		1,000	869
Bear Stearns Cos. LLC
6.950% due 08/10/2012		2,400	2,611
7.250% due 02/01/2018		500	528
Calabash Re Ltd.
9.024% due 01/08/2010		1,200	1,145
CIT Group, Inc.
0.974% due 08/17/2009		300	292
Comerica Bank
0.771% due 05/24/2011		2,800	2,585
Deutsche Bank AG
1.154% due 02/17/2015		2,700	2,362
DnB NOR Bank ASA
1.209% due 10/13/2009		1,000	994
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		1,000	865
7.375% due 02/01/2011		1,700	1,540
Foundation Re II Ltd.
7.576% due 11/26/2010		1,400	1,311
HSBC Holdings PLC
6.500% due 05/02/2036		1,900	1,859
ICICI Bank Ltd.
1.679% due 01/12/2010		1,800	1,764
JPMorgan Chase & Co.
6.000% due 01/15/2018		900	896
7.900% due 04/29/2049		500	439
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		1,700	1,657
Lehman Brothers Holdings, Inc.
2.950% due 05/25/2010 (a)		100	15
3.011% due 12/23/2010 (a)		900	137
6.200% due 09/26/2014 (a)		400	61
Lloyds Banking Group PLC
5.920% due 09/29/2049		100	36
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		2,200	2,039
Morgan Stanley
3.006% due 05/14/2010		1,500	1,496
National Australia Bank Ltd.
0.688% due 09/11/2009		800	799
5.350% due 06/12/2013		800	825
Northern Rock PLC
5.625% due 06/22/2017		2,800	2,454
Petroleum Export Ltd.
5.265% due 06/15/2011		53	51
Principal Life Income Funding Trusts
5.550% due 04/27/2015		1,000	990
Resona Bank Ltd.
5.850% due 09/29/2049		200	151
Royal Bank of Scotland Group PLC
1.320% due 04/08/2011		5,900	5,894
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		900	667
Societe Financement de l’Economie Francaise
2.375% due 03/26/2012		600	606
Societe Generale
5.922% due 04/29/2049		600	373
Sun Life Financial Global Funding LP
0.845% due 07/06/2010		1,009	980
TNK-BP Finance S.A.
6.125% due 03/20/2012		200	186
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018		300	289
UBS AG
5.750% due 04/25/2018		600	547
5.875% due 12/20/2017		700	653

			47,042

INDUSTRIALS 5.6%
Amgen, Inc.
6.900% due 06/01/2038		314	357
AstraZeneca PLC
5.900% due 09/15/2017		400	429
6.450% due 09/15/2037		300	333
C8 Capital SPV Ltd.
6.640% due 12/29/2049		5,100	2,618
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		400	410
CODELCO, Inc.
6.150% due 10/24/2036		100	98
Comcast Corp.
5.875% due 02/15/2018		300	305
6.450% due 03/15/2037		300	296
Gaz Capital S.A.
6.212% due 11/22/2016		200	168
International Business Machines Corp.
1.652% due 07/28/2011		2,000	2,013
5.700% due 09/14/2017		742	789
Kraft Foods, Inc.
6.125% due 02/01/2018		800	829
Peabody Energy Corp.
7.875% due 11/01/2026		300	260
Roche Holdings, Inc.
2.661% due 02/25/2011		2,400	2,428
7.000% due 03/01/2039		127	148
Rohm & Haas Co.
6.000% due 09/15/2017		500	448
Time Warner, Inc.
5.875% due 11/15/2016		2,100	2,072
TransCanada Pipelines Ltd.
7.625% due 01/15/2039		300	351
UnitedHealth Group, Inc.
4.875% due 02/15/2013		700	708
Williams Cos., Inc.
6.375% due 10/01/2010		700	700

			15,760

UTILITIES 1.5%
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036		600	594
NGPL PipeCo. LLC
6.514% due 12/15/2012		800	840
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		250	210
Verizon Wireless Capital LLC
3.316% due 05/20/2011		2,600	2,677

			4,321

Total Corporate Bonds & Notes (Cost $73,359)			67,123

U.S. GOVERNMENT AGENCIES 111.1%
Fannie Mae
0.374% due 12/25/2036		531	479
0.664% due 09/25/2042		825	768
2.638% due 06/01/2043 - 07/01/2044		727	722
3.392% due 11/01/2035		259	264
3.622% due 03/01/2035		75	78
3.992% due 12/01/2033		426	431
4.203% due 07/01/2035		627	643
4.453% due 01/01/2035		890	919
4.474% due 07/01/2034		668	685
4.500% due 06/01/2023 - 08/01/2035		2,295	2,364
4.558% due 07/01/2035		848	867
4.631% due 05/25/2035		147	147
4.676% due 10/01/2034		127	131
4.816% due 10/01/2035		408	424
4.827% due 06/01/2035		1,560	1,616
4.885% due 09/01/2035		538	552
4.968% due 06/01/2035		1,507	1,561
5.000% due 06/25/2027 - 10/01/2035		988	1,010
5.000% due 06/01/2035 - 05/01/2036 (f)		36,533	37,311
5.076% due 09/01/2035		822	844
5.082% due 12/01/2033		234	241
5.500% due 02/01/2014 - 05/01/2037		4,523	4,698
5.500% due 07/01/2035 - 02/01/2038 (f)		14,092	14,596
6.000% due 02/01/2029 - 07/01/2039		24,688	25,879
6.000% due 08/01/2035 - 07/01/2038 (f)		64,283	67,314
6.500% due 08/01/2029 - 07/01/2039		642	684
Freddie Mac
0.469% due 07/15/2019		1,319	1,294
0.574% due 08/25/2031		179	144
0.641% due 08/24/2010 (e)		32	32
0.719% due 06/15/2018		120	118
0.926% due 05/04/2011 (e)		50,966	51,097
0.937% due 08/05/2011 (e)		6,000	6,002
2.639% due 02/25/2045		81	77
4.700% due 06/01/2035		1,361	1,402
4.710% due 08/01/2035		1,147	1,168
4.732% due 11/01/2034		722	739
4.886% due 10/01/2035		876	898
5.338% due 09/01/2035		349	358
5.500% due 12/01/2037 - 11/01/2038 (f)		63,615	65,748
5.500% due 02/01/2038 - 09/01/2038		733	757
6.000% due 07/01/2039		7,800	8,142
Ginnie Mae
6.000% due 05/15/2037 - 09/15/2038		1,020	1,064
Small Business Administration
5.290% due 12/01/2027		622	651
5.490% due 03/01/2028		4,694	4,935
5.600% due 09/01/2028		4,505	4,789

Total U.S. Government Agencies (Cost $306,202)			314,643

U.S. TREASURY OBLIGATIONS 7.4%
Treasury Inflation Protected Securities (c)
1.875% due 07/15/2013		4,534	4,649
3.000% due 07/15/2012		8,194	8,683
U.S. Treasury Bonds
4.250% due 05/15/2039		7,600	7,517
U.S. Treasury Notes
0.875% due 04/30/2011 (g)		20	20

Total U.S. Treasury Obligations (Cost $20,047)			20,869

MORTGAGE-BACKED SECURITIES 10.5%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		223	176
Banc of America Commercial Mortgage, Inc.
5.929% due 05/10/2045		900	753
Bear Stearns Adjustable Rate Mortgage Trust
4.740% due 10/25/2035		955	921
5.106% due 01/25/2034		1,394	1,071
Bear Stearns Alt-A Trust
0.474% due 02/25/2034		726	412
5.490% due 09/25/2035		188	102
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		100	81
5.471% due 01/12/2045		300	250
Bear Stearns Structured Products, Inc.
5.644% due 01/26/2036		694	384
Citigroup Mortgage Loan Trust, Inc.
2.850% due 12/25/2035		451	368
4.700% due 12/25/2035		270	218
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		900	659
Countrywide Alternative Loan Trust
0.494% due 05/25/2047		693	261
0.594% due 02/25/2037		3,123	1,423
4.500% due 06/25/2035		297	290
Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036		185	126
Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039		100	72
CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040		221	222
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.394% due 02/25/2037		1,432	1,324
Greenpoint Mortgage Funding Trust
0.394% due 10/25/2046		606	499
0.394% due 01/25/2047		759	577
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		100	85
5.444% due 03/10/2039		500	400
GS Mortgage Securities Corp. II
5.993% due 08/10/2045		900	683
GSR Mortgage Loan Trust
4.469% due 09/25/2035		1,577	1,329
5.241% due 11/25/2035		1,218	949
Impac Secured Assets CMN Owner Trust
0.394% due 01/25/2037		208	196
Indymac Index Mortgage Loan Trust
0.404% due 11/25/2046		298	278
0.414% due 01/25/2037		52	50
4.317% due 01/25/2036		649	312
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		2,900	2,143
5.882% due 02/15/2051		300	225
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		276	278
Mellon Residential Funding Corp.
0.759% due 12/15/2030		2,136	1,722
Merrill Lynch Countrywide Commercial Mortgage Trust
2.986% due 07/09/2009		1,500	1,351
5.485% due 03/12/2051		600	404
Merrill Lynch Floating Trust
0.389% due 06/15/2022		2,717	1,908
Morgan Stanley Capital I
5.364% due 03/15/2044		2,500	1,901
5.809% due 12/12/2049		100	76
Structured Adjustable Rate Mortgage Loan Trust
2.610% due 01/25/2035		507	215
5.073% due 08/25/2034		944	670
Structured Asset Mortgage Investments, Inc.
0.594% due 02/25/2036		312	143
TBW Mortgage-Backed Pass-Through Certificates
0.424% due 01/25/2037		54	49
Thornburg Mortgage Securities Trust
0.424% due 11/25/2046		702	631
0.434% due 09/25/2046		1,153	1,058
Wachovia Bank Commercial Mortgage Trust
0.409% due 09/15/2021		1,926	1,388
5.509% due 04/15/2047		400	266
WaMu Mortgage Pass-Through Certificates
0.604% due 10/25/2045		98	51
2.540% due 11/25/2042		93	54
2.674% due 05/25/2041		90	73
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		1,065	754

Total Mortgage-Backed Securities (Cost $39,150)			29,831

ASSET-BACKED SECURITIES 4.4%
ACE Securities Corp.
0.364% due 12/25/2036		188	138
0.394% due 10/25/2036		38	37
Asset-Backed Funding Certificates
0.374% due 11/25/2036		167	160
Asset-Backed Securities Corp. Home Equity
0.589% due 09/25/2034		151	98
Bear Stearns Asset-Backed Securities Trust
0.364% due 11/25/2036		461	406
Countrywide Asset-Backed Certificates
0.364% due 05/25/2037		1,982	1,875
0.364% due 03/25/2047		66	64
0.364% due 05/25/2047		273	248
0.374% due 03/25/2037		101	98
0.384% due 06/25/2047		419	388
0.394% due 06/25/2037		365	338
0.424% due 10/25/2046		177	167
Credit-Based Asset Servicing & Securitization LLC
0.374% due 11/25/2036		386	315
First Franklin Mortgage Loan Asset-Backed Certificates
0.364% due 11/25/2036		509	480
0.364% due 12/25/2036		5	5
Fremont Home Loan Trust
0.364% due 10/25/2036		896	560
0.374% due 01/25/2037		359	233
HFC Home Equity Loan Asset-Backed Certificates
0.385% due 03/20/2036		126	123
HSI Asset Securitization Corp. Trust
0.364% due 12/25/2036		216	131
Indymac Residential Asset-Backed Trust
0.374% due 04/25/2037		149	142
JPMorgan Mortgage Acquisition Corp.
0.364% due 08/25/2036		42	39
0.364% due 10/25/2036		2,016	1,566
Lehman XS Trust
0.384% due 05/25/2046		1	1
Long Beach Mortgage Loan Trust
0.494% due 08/25/2035		36	35
0.594% due 10/25/2034		17	11
MBNA Credit Card Master Note Trust
0.419% due 12/15/2011		2,900	2,900
Merrill Lynch Mortgage Investors, Inc.
0.384% due 08/25/2036		221	220
Morgan Stanley ABS Capital I
0.354% due 10/25/2036		114	107
0.364% due 10/25/2036		110	102
Option One Mortgage Loan Trust
0.354% due 02/25/2037		50	50
Park Place Securities, Inc.
0.626% due 10/25/2034		665	497
Residential Asset Mortgage Products, Inc.
0.394% due 10/25/2036		98	97
Residential Asset Securities Corp.
0.384% due 11/25/2036		84	83
SBI HELOC Trust
0.484% due 08/25/2036		141	127
Soundview Home Equity Loan Trust
0.394% due 01/25/2037		455	443
Structured Asset Securities Corp.
0.364% due 10/25/2036		265	242

Total Asset-Backed Securities (Cost $14,249)			12,526

SOVEREIGN ISSUES 0.4%
Brazil Government International Bond
8.000% due 01/15/2018		600	675
China Development Bank Corp.
5.000% due 10/15/2015		100	104
Export-Import Bank of China
4.875% due 07/21/2015		100	104
Mexico Government International Bond
5.950% due 03/19/2019		300	304

Total Sovereign Issues (Cost $1,031)			1,187

FOREIGN CURRENCY-DENOMINATED ISSUES 3.5%
Bear Stearns Cos. LLC
1.445% due 09/26/2013	EUR	1,500	1,931
Brazil Government International Bond
10.250% due 01/10/2028	BRL	600	303
Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	2,400	2,073
Fortis Bank Nederland Holding NV
3.000% due 04/17/2012	EUR	100	142
General Electric Capital Corp.
5.500% due 09/15/2067		3,400	2,767
KeyCorp
1.444% due 11/22/2010		1,500	1,891
LeasePlan Corp. NV
3.125% due 02/10/2012		400	569
Swedbank AB
3.625% due 12/02/2011		100	145

Total Foreign Currency-Denominated Issues (Cost $10,967)			9,821

	SHARES
CONVERTIBLE PREFERRED STOCKS 1.5%
American International Group, Inc.
8.500% due 08/01/2011		44,400	423
General Motors Corp.
5.250% due 03/06/2032		80,000	230
Wells Fargo & Co.
7.500% due 12/31/2049		4,700	3,689

Total Convertible Preferred Stocks (Cost $3,894)			4,342

PREFERRED STOCKS 0.7%
DG Funding Trust
1.343% due 12/31/2049		243	2,102

Total Preferred Stocks (Cost $2,585)			2,102

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 9.5%
U.S. TREASURY BILLS 0.3%
0.124% due 07/16/2009 - 07/30/2009 (b)(e)(g)		$738	738

		SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 9.2%
		2,613,167	26,155

Total Short-Term Instruments (Cost $26,894)			26,893

PURCHASED OPTIONS (i) 1.5% (Cost $1,200)			4,295
Total Investments 174.9% (Cost $501,675)			495,530
Written Options (j) (0.0%) (Premiums $99)			(39)
Other Assets and Liabilities (Net) (74.9%)			(212,213)

Net Assets 100.0%			$283,278

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Affiliated to the Fund.

(e) Securities with an aggregate market value of $15,885 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(f) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $275,600 at a weighted average interest rate of 0.414%. On June 30, 2009, securities valued at $159,465 were pledged as collateral for reverse repurchase agreements.

(g) Securities with an aggregate market value of $458 and cash of $199 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	7	$6
90-Day Euribor March Futures	Long	03/2010	17	24
90-Day Eurodollar December Futures	Long	12/2009	57	22
90-Day Eurodollar December Futures	Long	12/2010	93	(64)
90-Day Eurodollar June Futures	Long	06/2010	81	40
90-Day Eurodollar March Futures	Long	03/2010	95	629
90-Day Eurodollar September Futures	Long	09/2009	11	3
90-Day Eurodollar September Futures	Long	09/2010	13	31
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	15	102
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	11	(8)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	11	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	7	4
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	4	(5)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	11	(4)

				$780

(h) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	DUB	1.750%	03/20/2013	2.406%	$1,300	$(28)	$0	$(28)
Brazil Government International Bond	MLP	1.950%	04/20/2016	1.867%	300	3	0	3
CIT Group, Inc.	CITI	5.000%	12/20/2013	16.484%	700	(203)	(179)	(24)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	4.121%	1,500	(85)	0	(85)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	4.354%	1,500	(168)	0	(168)
General Electric Capital Corp.	BNP	4.700%	12/20/2013	4.336%	700	10	0	10
General Electric Capital Corp.	CITI	4.325%	12/20/2013	4.336%	700	0	0	0
General Electric Capital Corp.	DUB	4.750%	12/20/2013	4.336%	800	13	0	13
GMAC LLC	JPM	4.850%	09/20/2012	10.203%	500	(65)	0	(65)
GMAC LLC	MLP	1.850%	09/20/2009	13.784%	1,600	(42)	0	(42)
JSC Gazprom	BCLY	1.600%	12/20/2012	4.955%	1,800	(183)	0	(183)
JSC Gazprom	JPM	2.170%	02/20/2013	4.938%	1,000	(80)	0	(80)
JSC Gazprom	MSC	2.180%	02/20/2013	4.938%	400	(32)	0	(32)
Mexico Government International Bond	DUB	2.950%	12/20/2009	1.180%	1,000	9	0	9
SLM Corp.	CITI	5.000%	12/20/2013	8.248%	1,600	(166)	(228)	62
SLM Corp.	JPM	4.300%	03/20/2013	8.375%	1,900	(218)	0	(218)

						$(1,235)	$(407)	$(828)

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	$4,855	$(233)	$0	$(233)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	971	(46)	0	(46)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	3,014	36	0	36
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	681	3	0	3
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	1,556	6	0	6
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	972	8	0	8

					$(226)	$0	$(226)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	2,400	$116	$(1)	$117
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		800	16	1	15
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		400	7	0	7
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		500	8	0	8
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		400	7	0	7
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		200	3	0	3
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		100	2	0	2
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	3,000	2	0	2
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		1,900	3	0	3
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		800	2	0	2
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		1,300	17	(2)	19
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		1,300	17	(2)	19
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		2,700	47	3	44
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		1,100	21	1	20
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		3,300	(45)	(60)	15
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	(4)	0	(4)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(3)	0	(3)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(7)	0	(7)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		2,900	25	0	25
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		3,200	50	(21)	71
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		200	7	1	6
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		600	23	3	20
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	15,300	(45)	12	(57)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		5,700	(17)	3	(20)
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS		6,000	(21)	51	(72)
Pay	6-Month AUD Bank Bill	5.000%	06/15/2013	DUB		1,400	(29)	5	(34)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	900	103	(13)	116
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC	GBP	1,600	61	(17)	78
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		200	22	2	20
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		1,200	134	12	122
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		300	34	0	34
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		300	40	0	40
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		600	79	(1)	80

							$675	$(23)	$698

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(5)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	eRAFI 1000 Index	920,601	1-Month USD-LIBOR plus 0.250%	$75,731	02/26/2010	BCLY	$(269)
Receive	eRAFI 1000 Index	1,173,669	1-Month USD-LIBOR plus 0.200%	97,067	10/15/2009	CSFB	(837)
Receive	eRAFI 1000 Index	471,425	1-Month USD-LIBOR plus 0.230%	52,989	09/18/2009	MLP	(14,339)
Receive	eRAFI 1000 Index	881,847	1-Month USD-LIBOR plus 0.300%	72,932	10/15/2009	MLP	(631)

							$(16,076)

(5)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i) Purchased options outstanding on June 30, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$18,800	$201	$674
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	13,000	138	466
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	5,100	57	183
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	31,200	295	1,118
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	9,200	88	374
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	18,600	211	667
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	18,600	197	813

							$1,187	$4,295

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 5.500% due 07/01/2039	$96.250	07/06/2009	$76,000	$9	$0
Put - OTC Fannie Mae 5.500% due 07/01/2039	96.500	07/06/2009	33,300	4	0

				$13	$0

(j) Written options outstanding on June 30, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	$1,000	$4	$1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	4,300	21	9
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009	6,500	30	9
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,000	4	1
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,500	6	1
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	500	2	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	8,500	32	18

							$99	$39

(k) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	07/01/2039	$34,000	$34,082	$34,600
Fannie Mae	5.500%	07/01/2039	5,000	5,107	5,160
Fannie Mae	6.000%	07/01/2039	6,000	6,242	6,271

				$45,431	$46,031

(l) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	DUB	151	07/2009	$1	$0	$1
Buy		GSC	1,284	07/2009	24	0	24
Buy	BRL	HSBC	1,946	08/2009	65	0	65
Buy		MLP	822	08/2009	34	0	34
Buy	CAD	JPM	586	08/2009	0	(31)	(31)
Buy	CNY	BCLY	4,015	07/2009	0	(32)	(32)
Sell		BCLY	2,549	07/2009	0	(16)	(16)
Sell		CITI	4,700	07/2009	0	(20)	(20)
Buy		DUB	12,487	07/2009	0	(101)	(101)
Sell		DUB	11,397	07/2009	0	(44)	(44)
Buy		HSBC	4,159	07/2009	0	(29)	(29)
Sell		HSBC	2,815	07/2009	0	(12)	(12)
Buy		JPM	3,459	07/2009	0	(30)	(30)
Sell		JPM	2,660	07/2009	0	(17)	(17)
Buy		BCLY	1,455	09/2009	3	0	3
Sell		BCLY	3,977	09/2009	0	(14)	(14)
Buy		CITI	972	09/2009	2	0	2
Sell		CITI	3,392	09/2009	0	(12)	(12)
Buy		DUB	4,366	09/2009	10	0	10
Buy		HSBC	1,942	09/2009	4	0	4
Sell		HSBC	855	09/2009	0	(3)	(3)
Buy		JPM	759	09/2009	1	0	1
Sell		JPM	1,269	09/2009	0	(5)	(5)
Buy		BCLY	993	03/2010	0	(1)	(1)
Buy		HSBC	995	03/2010	0	0	0
Buy		JPM	6,052	03/2010	0	(3)	(3)
Sell	EUR	BCLY	3,940	07/2009	0	(30)	(30)
Sell		GSC	44	07/2009	0	0	0
Buy		RBC	490	07/2009	13	0	13
Sell	GBP	CITI	3,071	07/2009	0	(301)	(301)
Buy		MSC	2,862	07/2009	0	(20)	(20)
Buy		RBS	209	07/2009	16	0	16
Sell		MSC	2,862	08/2009	20	0	20
Buy	JPY	BNP	26,550	07/2009	0	0	0
Buy		MSC	26,550	08/2009	0	0	0
Buy	SGD	HSBC	376	07/2009	0	(1)	(1)
Sell		HSBC	376	07/2009	0	(12)	(12)

					$193	$(734)	$(541)

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$67,123	$0	$67,123
U.S. Government Agencies	0	314,643	0	314,643
U.S. Treasury Obligations	0	20,869	0	20,869
Mortgage-Backed Securities	0	29,831	0	29,831
Short-Term Instruments	26,155	738	0	26,893
Other Investments++	4,112	32,059	0	36,171

Investments, at value	$30,267	$465,263	$0	$495,530

Short Sales, at value	$0	$(46,031)	$0	$(46,031)

Financial Derivative Instruments+++	$780	$(1,727)	$(15,285)	$(16,232)

Total	$31,047	$417,505	$(15,285)	$433,267

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0

Financial Derivative Instruments+++	$(63,107)	$0	$0	$0	$47,853	$(31)	$(15,285)

Total	$(63,107)	$0	$0	$0	$47,853	$(31)	$(15,285)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Global Advantage Strategy Bond Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 0.2%
New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	200	$165

Total Australia (Cost $147)			165

BRAZIL 4.1%
Brazil Government International Bond
6.000% due 01/17/2017		$60	62
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	1,757	877
10.000% due 01/01/2017		7,156	3,192
Petrobras International Finance Co.
7.875% due 03/15/2019		$200	219
Vale Overseas Ltd.
6.250% due 01/11/2016		30	31
6.875% due 11/21/2036		130	124

Total Brazil (Cost $4,412)			4,505

CANADA 1.5%
Province of Ontario Canada
5.850% due 03/08/2033	CAD	509	491
6.200% due 06/02/2031		502	500
6.500% due 03/08/2029		250	255
TransCanada Pipelines Ltd.
7.125% due 01/15/2019		$68	77
7.625% due 01/15/2039		310	363

Total Canada (Cost $1,649)			1,686

CHILE 0.0%
CODELCO, Inc.
7.500% due 01/15/2019		$40	46

Total Chile (Cost $42)			46

DENMARK 0.3%
Danske Bank A/S
4.500% due 07/01/2016	EUR	250	353

Total Denmark (Cost $355)			353

FRANCE 11.0%
BNP Paribas Covered Bonds S.A.
2.875% due 05/22/2012	EUR	200	279
4.750% due 05/28/2013		50	73
BNP Paribas Home Loan Covered Bonds S.A.
4.500% due 05/30/2014		450	652
Carrefour S.A.
5.375% due 06/12/2015		50	75
CIF Euromortgage
3.250% due 10/20/2015		550	733
CM-CIC Covered Bonds
4.750% due 07/17/2012		550	801
Compagnie de Financement Foncier
3.750% due 01/24/2017		300	406
4.500% due 01/09/2013		150	219
4.625% due 09/23/2017		300	427
4.875% due 05/25/2021		100	140
Credit Agricole Covered Bonds
4.500% due 01/29/2016		150	216
Dexia Credit Local
1.262% due 09/23/2011		$1,000	997
Dexia Municipal Agency
4.250% due 02/20/2013	EUR	77	111
4.500% due 04/27/2015		500	717
EDF S.A.
6.500% due 01/26/2019		$50	55
6.950% due 01/26/2039		22	25
France Government Bond
2.250% due 07/25/2020 (b)	EUR	1,368	1,991
3.150% due 07/25/2032 (b)		26	44
France Telecom S.A.
4.750% due 02/21/2017		50	71
GDF Suez
6.875% due 01/24/2019		45	74
Societe Financement de l’Economie Francaise
2.375% due 03/10/2012		590	838
3.000% due 04/07/2014		1,545	2,151
Societe Generale
5.125% due 12/19/2013		50	74
Societe Generale Societe de Credit Fonciere
4.750% due 06/06/2013		100	146
5.000% due 03/27/2019		550	805

Total France (Cost $11,859)			12,120

GERMANY 3.3%
Berlin-Hannover Hypothekenbank
3.500% due 02/22/2013		27	39
Deutsche Genossenschafts-Hypothekenbank AG
4.500% due 01/17/2013		50	74
Deutsche Postbank AG
3.750% due 02/12/2014		50	72
Kreditanstalt fuer Wiederaufbau
4.250% due 07/04/2014		1,300	1,931
4.875% due 06/17/2019		$900	934
Muenchener Hypothekenbank eG
5.000% due 01/16/2012	EUR	75	112
Republic of Germany
4.750% due 07/04/2034		349	522

Total Germany (Cost $3,567)			3,684

IRELAND 0.1%
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018		$100	99

Total Ireland (Cost $93)			99

ITALY 0.4%
Unicredit SpA
4.250% due 07/29/2016	EUR	350	489

Total Italy (Cost $491)			489

JAPAN 7.3%
Japan Government CPI Linked Bond
1.100% due 12/10/2016	JPY	50,150	460
1.200% due 12/10/2017		139,556	1,262
1.400% due 06/10/2018		407,592	3,698
Japan Government International Bond
0.900% due 03/20/2014		92,000	965
1.500% due 09/20/2018		154,000	1,632

Total Japan (Cost $7,966)			8,017

LUXEMBOURG 0.3%
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		$100	88
7.750% due 05/29/2018		300	277

Total Luxembourg (Cost $358)			365

MEXICO 4.3%
Mexican Bonos
7.750% due 12/14/2017	MXN	37,713	2,806
8.000% due 12/17/2015		2,500	192
9.000% due 12/22/2011		2,300	187
9.000% due 12/20/2012		10,978	898
Pemex Project Funding Master Trust
5.750% due 03/01/2018		$30	28
6.625% due 06/15/2035		250	227
Petroleos Mexicanos
8.000% due 05/03/2019		330	360

Total Mexico (Cost $4,700)			4,698

NETHERLANDS 15.7%
ABN Amro Bank NV
3.250% due 01/18/2013	EUR	150	207
Deutsche Telekom International Finance BV
4.875% due 07/08/2014		$400	403
6.000% due 01/20/2017	EUR	30	45
E.ON International Finance BV
5.750% due 05/07/2020		40	61
Fortis Bank Nederland Holding NV
3.000% due 04/17/2012		300	425
3.375% due 05/19/2014		1,817	2,562
ING Bank NV
2.625% due 02/09/2012		$750	759
3.375% due 03/03/2014	EUR	1,930	2,740
3.900% due 03/19/2014		$100	102
4.250% due 03/19/2013	EUR	150	214
4.750% due 05/27/2019		100	143
5.250% due 06/05/2018		600	870
Netherlands Government Bond
3.250% due 07/15/2015		1,000	1,415
NIBC Bank NV
3.125% due 02/17/2012		1,350	1,939
3.500% due 04/07/2014		1,200	1,689
Rabobank Nederland NV
11.000% due 12/29/2049		$300	335
RWE Finance BV
5.000% due 02/10/2015	EUR	200	296
6.625% due 01/31/2019		50	81
SNS Bank NV
3.500% due 03/10/2014		2,150	3,063

Total Netherlands (Cost $16,934)			17,349

NORWAY 0.9%
DnB NOR Bank ASA
5.875% due 06/20/2013	EUR	50	75
DnB NOR Boligkreditt
4.125% due 02/01/2013		100	143
4.625% due 07/03/2012		500	730

Total Norway (Cost $931)			948

POLAND 1.2%
Poland Government Bond
5.750% due 09/23/2022	PLN	132	39
Poland Government International Bond
5.500% due 10/25/2019		450	133
6.000% due 11/24/2010		3,605	1,154

Total Poland (Cost $1,302)			1,326

RUSSIA 1.4%
Gaz Capital S.A.
8.146% due 04/11/2018		$360	338
Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		49	48
Russia Government International Bond
7.500% due 03/31/2030		1,188	1,181

Total Russia (Cost $1,541)			1,567

SOUTH AFRICA 1.3%
South Africa Government International Bond
6.875% due 05/27/2019		$1,400	1,446

Total South Africa (Cost $1,389)			1,446

SOUTH KOREA 1.3%
Korea Development Bank
8.000% due 01/23/2014		$1,350	1,466

Total South Korea (Cost $1,443)			1,466

SPAIN 0.5%
Telefonica Emisiones SAU
4.949% due 01/15/2015 (a)		$500	509

Total Spain (Cost $512)			509

SUPRANATIONAL 0.1%
European Community
3.125% due 04/03/2014	EUR	90	127

Total Supranational (Cost $122)			127

SWEDEN 1.1%
Stadshypotek AB
3.750% due 12/12/2013	EUR	400	563
Swedbank AB
2.800% due 02/10/2012		$300	304
2.900% due 01/14/2013		150	151
Vattenfall AB
6.125% due 12/16/2019	GBP	100	173

Total Sweden (Cost $1,163)			1,191

UNITED KINGDOM 1.6%
Bank of Scotland PLC
5.625% due 05/23/2013	EUR	50	70
Barclays Bank PLC
6.750% due 05/22/2019		$500	497
BAT International Finance PLC
5.875% due 03/12/2015	EUR	50	75
HSBC Bank PLC
3.875% due 11/09/2011		50	71
Royal Bank of Scotland Group PLC
2.625% due 05/11/2012		$600	605
United Kingdom Gilt
4.750% due 09/07/2015	GBP	140	254
4.750% due 03/07/2020		64	115
United Kingdom Gilt Inflation Linked Bond
2.500% due 07/26/2016		11	51
Vodafone Group PLC
6.250% due 01/15/2016	EUR	50	76

Total United Kingdom (Cost $1,755)			1,814

UNITED STATES 42.2%
CORPORATE BONDS & NOTES 16.3%
Altria Group, Inc.
9.250% due 08/06/2019		$400	450
American Express Bank FSB
0.438% due 05/29/2012		50	44
3.150% due 12/09/2011		300	311
American Express Co.
7.250% due 05/20/2014		400	414
American International Group, Inc.
5.850% due 01/16/2018		42	22
AT&T Corp.
8.000% due 11/15/2031		200	231
Bank of America Corp.
0.989% due 06/22/2012		200	203
7.375% due 05/15/2014		200	207
Bank of the West
2.150% due 03/27/2012		120	121
Bear Stearns Cos. LLC
6.400% due 10/02/2017		55	55
Black & Decker Corp.
8.950% due 04/15/2014		50	55
Capital One Financial Corp.
7.375% due 05/23/2014		500	516
CIT Group, Inc.
5.400% due 03/07/2013		20	12
Citibank N.A.
1.875% due 05/07/2012		1,500	1,495
Citigroup Funding, Inc.
1.369% due 04/30/2012		100	101
Citigroup, Inc.
6.125% due 05/15/2018		689	604
Consolidated Edison Co. of New York, Inc.
7.125% due 12/01/2018		20	23
CSX Corp.
6.250% due 03/15/2018		50	51
Cytec Industries, Inc.
8.950% due 07/01/2017 (a)		250	249
General Electric Capital Corp.
0.839% due 03/12/2012		100	101
2.250% due 03/12/2012		550	555
2.625% due 12/28/2012		2,250	2,281
3.000% due 12/09/2011		100	103
5.625% due 05/01/2018		40	38
5.875% due 01/14/2038		430	341
6.875% due 01/10/2039		200	180
GMAC LLC
2.200% due 12/19/2012		3,000	2,991
Goldman Sachs Group, Inc.
1.059% due 03/22/2016		34	29
1.639% due 01/12/2015		200	176
2.150% due 03/15/2012 (d)		300	303
6.150% due 04/01/2018		55	54
HSBC USA, Inc.
3.125% due 12/16/2011		300	311
JPMorgan Chase & Co.
0.859% due 06/15/2012		100	101
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		19	19
6.850% due 02/15/2020		400	411
6.950% due 01/15/2038		75	73
7.400% due 03/15/2031		200	195
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		50	48
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		320	297
6.875% due 11/15/2018		54	50
Morgan Stanley
0.959% due 06/20/2012		100	101
1.557% due 10/18/2016		200	162
1.611% due 10/15/2015		44	38
2.250% due 03/13/2012		200	202
6.000% due 05/13/2014		100	101
6.625% due 04/01/2018		200	200
Nabors Industries, Inc.
6.150% due 02/15/2018		50	48
NGPL PipeCo. LLC
7.119% due 12/15/2017		500	525
Pacific Gas & Electric Co.
1.598% due 06/10/2010		800	804
Pacificorp
5.650% due 07/15/2018		29	31
PNC Funding Corp.
0.889% due 06/22/2011		125	126
Regions Bank
3.250% due 12/09/2011		100	104
Roche Holdings, Inc.
2.661% due 02/25/2011		40	40
SLM Corp.
1.392% due 01/27/2014		46	32
Sovereign Bank
2.750% due 01/17/2012		100	101
State Street Corp.
2.150% due 04/30/2012		200	201
Valero Energy Corp.
9.375% due 03/15/2019		50	57
Verizon Wireless Capital LLC
3.750% due 05/20/2011		500	511
Wachovia Corp.
0.899% due 06/15/2017		64	48
Williams Cos., Inc.
6.375% due 10/01/2010		700	700

			17,953

MUNICIPAL BONDS & NOTES 0.0%
Utah State Transit Authority Revenue Bonds, Series 2009
5.937% due 06/15/2039		25	25

U.S. GOVERNMENT AGENCIES 20.0%
Fannie Mae
5.500% due 06/01/2036 - 11/01/2038		10,736	11,099
6.000% due 08/01/2036 - 10/01/2038		3,371	3,529
Federal Home Loan Bank
1.625% due 07/27/2011		2,100	2,113
Freddie Mac
0.926% due 05/04/2011		5,000	5,013
5.500% due 09/01/2038		360	372

			22,126

U.S. TREASURY OBLIGATIONS 5.9%
Treasury Inflation Protected Securities (b)
1.875% due 07/15/2015		252	255
2.000% due 01/15/2014		519	531
2.000% due 01/15/2026		18	18
2.000% due 07/15/2014 (e)		2,320	2,374
2.375% due 01/15/2025		251	258
2.375% due 01/15/2027		14	14
2.500% due 07/15/2016		127	133
2.625% due 07/15/2017		65	69
3.000% due 07/15/2012		1,542	1,634
3.625% due 04/15/2028		626	762
3.875% due 04/15/2029		169	213
U.S. Treasury Notes
0.875% due 04/30/2011 (e)		250	249

			6,510

Total United States (Cost $46,344)			46,614

SHORT-TERM INSTRUMENTS 3.5%
REPURCHASE AGREEMENTS 0.7%
State Street Bank and Trust Co.
0.010% due 07/01/2009		770	770
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $790. Repurchase proceeds are $770.)
U.S. TREASURY BILLS 0.0%
0.114% due 07/02/2009 (e)		29	29

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 2.8%
		310,701	3,110

Total Short-Term Instruments (Cost $3,909)			3,909

Total Investments 103.6% (Cost $112,984)			$114,493
Written Options (g) (0.0%) (Premiums $87)			(56)
Other Assets and Liabilities (Net) (3.6%)			(3,960)

Net Assets 100.0%			$110,477

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-Issued security.

(b) Principal amount of security is adjusted for inflation.

(c) Affiliated to the Fund.

(d) Securities with an aggregate market value of $303 have been pledged as collateral for reverse repurchase agreements on June 30, 2009. On June 30, 2009, there were no open reverse repurchase agreements.

(e) Securities with an aggregate market value of $310 and cash of $19 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	4	$8
90-Day Euribor March Futures	Long	03/2011	1	0
90-Day Eurodollar December Futures	Long	12/2009	2	3
90-Day Eurodollar March Futures	Long	03/2010	45	3
Euro-Bobl September Futures	Long	09/2009	17	45
Euro-Bund 10-Year Bond September Futures	Long	09/2009	10	28
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	144	(130)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	1	0

				$(43)

(f) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	BCLY	(1.000%)	06/20/2014	2.169%	$200	$10	$8	$2
Black & Decker Corp.	CITI	(2.200%)	06/20/2014	1.650%	50	(1)	0	(1)
Capital One Financial Corp.	JPM	(1.000%)	06/20/2014	2.078%	500	24	23	1
Cytec Industries, Inc.	CITI	(1.000%)	09/20/2017	1.000%	250	23	23	0
CSX Corp.	BCLY	(1.350%)	03/20/2018	0.775%	50	(2)	0	(2)
Marsh & McLennan Cos., Inc.	BCLY	(0.760%)	09/20/2015	0.552%	50	(1)	0	(1)
Nabors Industries, Inc.	BCLY	(2.710%)	03/20/2018	1.382%	50	(5)	0	(5)
Valero Energy Corp.	GSC	(2.700%)	03/20/2019	2.450%	50	(1)	0	(1)

						$47	$54	$(7)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Brazil Government International Bond	BCLY	3.810%	02/20/2014	1.656%	$40	$4	$0	$4
Mexico Government International Bond	DUB	4.970%	03/20/2019	2.206%	60	14	0	14

						$18	$0	$18

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY	BRL	100	$1	$0	$1
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		600	3	2	1
Pay	28-Day MXN TIIE	8.660%	01/31/2019	JPM	MXN	450	1	0	1
Pay	28-Day MXN TIIE	8.450%	06/03/2019	BCLY		3,700	4	0	4
Pay	6-Month GBP-LIBOR	3.500%	09/16/2014	JPM	GBP	111	(2)	2	(4)
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	UBS	JPY	20,000	0	0	0

							$7	$4	$3

(g) Written options outstanding on June 30, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	$1,000	$5	$6
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	9,000	82	50

							$87	$56

(h) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	GSC	998	07/2009	$19	$0	$19
Buy		HSBC	15	07/2009	0	0	0
Buy		JPM	181	07/2009	1	0	1
Buy		RBC	63	07/2009	0	0	0
Buy		UBS	63	07/2009	0	0	0
Buy	BRL	BCLY	455	08/2009	1	0	1
Buy		HSBC	2,334	08/2009	70	0	70
Sell		HSBC	824	08/2009	0	(33)	(33)
Buy		JPM	734	08/2009	11	0	11
Sell		JPM	5,059	08/2009	0	(49)	(49)
Buy	CAD	UBS	89	07/2009	0	(4)	(4)
Buy		BOA	122	08/2009	0	(6)	(6)
Buy		CITI	69	08/2009	0	(1)	(1)
Buy		HSBC	40	08/2009	0	0	0
Buy		JPM	3,174	08/2009	0	(151)	(151)
Buy		RBS	89	08/2009	0	0	0
Buy		UBS	39	08/2009	0	(2)	(2)
Buy	CHF	BOA	53	07/2009	0	(1)	(1)
Buy		JPM	184	07/2009	0	(1)	(1)
Buy		RBS	1,055	07/2009	0	(19)	(19)
Buy		UBS	54	07/2009	0	0	0
Buy		RBC	1,395	10/2009	0	(6)	(6)
Sell	CNY	DUB	226	07/2009	0	0	0
Buy		JPM	34	07/2009	0	0	0
Buy		UBS	191	07/2009	0	0	0
Buy		BOA	163	09/2009	0	0	0
Buy		DUB	205	09/2009	0	0	0
Buy		JPM	374	09/2009	0	0	0
Buy		BCLY	1,541	03/2010	0	(1)	(1)
Buy		BOA	492	03/2010	0	0	0
Buy		CITI	405	03/2010	0	0	0
Buy		DUB	935	03/2010	0	(1)	(1)
Buy		HSBC	3,953	03/2010	0	(4)	(4)
Buy		JPM	9,914	03/2010	0	(11)	(11)
Sell		JPM	1,325	03/2010	0	0	0
Buy	EUR	BCLY	1,926	07/2009	15	0	15
Sell		BCLY	2,087	07/2009	0	(24)	(24)
Buy		BNP	114	07/2009	1	0	1
Buy		BOA	228	07/2009	0	(1)	(1)
Buy		CITI	224	07/2009	4	0	4
Sell		GSC	715	07/2009	8	0	8
Buy		HSBC	107	07/2009	0	0	0
Buy		JPM	1,777	07/2009	16	(4)	12
Sell		RBC	762	07/2009	0	(12)	(12)
Sell		RBS	1,937	07/2009	0	(1)	(1)
Buy	GBP	BCLY	116	07/2009	3	0	3
Sell		BCLY	165	07/2009	0	(9)	(9)
Buy		BNP	92	07/2009	2	0	2
Buy		BOA	235	07/2009	3	(2)	1
Buy		CITI	596	07/2009	55	0	55
Buy		GSC	47	07/2009	2	0	2
Sell		GSC	211	07/2009	0	(3)	(3)
Buy		JPM	1,802	07/2009	110	0	110
Sell		JPM	51	07/2009	0	(3)	(3)
Buy		RBC	107	07/2009	2	0	2
Sell		RBC	90	07/2009	0	(1)	(1)
Buy		RBS	75	07/2009	2	0	2
Sell		RBS	82	07/2009	0	(4)	(4)
Buy		UBS	179	07/2009	4	0	4
Sell		UBS	46	07/2009	0	(2)	(2)
Buy		JPM	2,767	08/2009	0	(22)	(22)
Buy		RBS	22	08/2009	0	0	0
Buy	INR	BCLY	2,787	07/2009	2	0	2
Buy		BOA	671	07/2009	1	0	1
Buy		CITI	1,677	07/2009	2	0	2
Sell		CITI	43,200	07/2009	0	0	0
Buy		DUB	594	07/2009	1	0	1
Buy		HSBC	9,453	07/2009	1	(2)	(1)
Buy		JPM	28,018	07/2009	5	(5)	0
Buy		CITI	43,273	10/2009	1	0	1
Buy		BCLY	4,395	11/2009	1	0	1
Buy	JPY	BNP	18,337	07/2009	0	0	0
Buy		BOA	33,645	07/2009	4	0	4
Buy		CITI	9,565	07/2009	0	(1)	(1)
Buy		DUB	295,726	07/2009	0	(10)	(10)
Sell		GSC	147,206	07/2009	19	0	19
Buy		JPM	88,264	07/2009	2	(1)	1
Buy		RBS	217,515	07/2009	0	0	0
Buy		UBS	28,411	07/2009	5	0	5
Sell		UBS	59,844	07/2009	0	(11)	(11)
Buy		RBS	6,221	08/2009	0	0	0
Sell		RBS	20,050	08/2009	0	0	0
Buy	KRW	BCLY	179,492	07/2009	3	(3)	0
Buy		BOA	38,571	07/2009	2	0	2
Buy		CITI	39,038	07/2009	2	0	2
Buy		DUB	61,904	07/2009	0	0	0
Buy		HSBC	122,413	07/2009	0	(1)	(1)
Buy		JPM	1,461,218	07/2009	6	(27)	(21)
Buy		BCLY	210,940	11/2009	0	(4)	(4)
Buy		HSBC	376,320	11/2009	0	(3)	(3)
Buy		JPM	403,012	11/2009	0	(7)	(7)
Buy	MXN	BCLY	5,689	11/2009	3	0	3
Sell		BCLY	17,955	11/2009	0	(12)	(12)
Buy		CITI	1,759	11/2009	2	0	2
Sell		CITI	1,159	11/2009	0	(9)	(9)
Buy		DUB	1,754	11/2009	0	0	0
Sell		DUB	629	11/2009	0	(3)	(3)
Buy		HSBC	6,345	11/2009	4	(1)	3
Buy		JPM	4,379	11/2009	5	0	5
Sell		JPM	11,473	11/2009	0	(9)	(9)
Buy	PLN	BCLY	426	11/2009	3	0	3
Sell		BCLY	435	11/2009	0	(4)	(4)
Buy		DUB	132	11/2009	2	0	2
Sell		GSC	1,165	11/2009	0	0	0
Buy		HSBC	1,679	11/2009	6	(1)	5
Sell		HSBC	957	11/2009	1	(5)	(4)
Buy		JPM	71	11/2009	1	0	1
Sell		JPM	321	11/2009	0	(1)	(1)
Buy	RUB	BCLY	3,928	07/2009	6	0	6
Buy		HSBC	2,198	07/2009	0	0	0
Buy		JPM	3,167	07/2009	1	0	1
Sell		JPM	9,293	07/2009	0	0	0
Buy		JPM	9,293	11/2009	1	0	1
Buy	SEK	BOA	374	07/2009	0	(2)	(2)
Buy		JPM	1,126	07/2009	2	(1)	1
Buy		RBS	6,022	07/2009	0	(37)	(37)
Buy		UBS	193	07/2009	0	0	0
Buy		RBS	8,314	10/2009	1	0	1
Buy	SGD	CITI	14	07/2009	1	0	1
Buy		DUB	137	07/2009	2	0	2
Buy		HSBC	395	07/2009	1	0	1
Buy		BCLY	58	08/2009	0	0	0
Buy	TWD	BCLY	6,540	08/2009	1	0	1
Buy		JPM	8,708	08/2009	0	(3)	(3)
Buy		BCLY	2,430	11/2009	1	0	1
Buy		HSBC	9,711	11/2009	0	(1)	(1)
Buy		JPM	27,800	11/2009	2	(4)	(2)
Buy	ZAR	BCLY	1,791	11/2009	26	0	26
Buy		DUB	281	11/2009	6	0	6
Buy		HSBC	4,725	11/2009	42	0	42
Buy		JPM	1,334	11/2009	18	0	18
Buy		UBS	632	11/2009	10	0	10

					$534	$(546)	$(12)

(i) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
France	$0	$12,120	$0	$12,120
Japan	0	8,017	0	8,017
Netherlands	0	17,349	0	17,349
United States	0	46,614	0	46,614
Other Investments++	3,110	27,283	0	30,393

Investments, at value	$3,110	$111,383	$0	$114,493

Financial Derivative Instruments+++	$(44)	$(53)	$0	$(97)

Total	$3,066	$111,330	$0	$114,396

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Global Bond Fund (Unhedged)

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 3.2%
Australia & New Zealand Banking Group Ltd.
5.250% due 01/16/2014	AUD	3,500	$2,757
Citigroup Pty Ltd.
5.500% due 06/18/2012		2,500	2,012
Kreditanstalt fuer Wiederaufbau
5.500% due 06/05/2014		4,000	3,137
Medallion Trust
0.791% due 05/25/2035		$2,339	2,107
National Australia Bank Ltd.
4.875% due 01/21/2013	EUR	1,500	2,198
Puma Finance Ltd.
0.822% due 02/21/2038		$2,180	1,948
3.290% due 08/22/2037	AUD	1,918	1,437
3.555% due 07/12/2036		780	596
Royal Bank of Scotland Group PLC
4.375% due 03/27/2012		3,500	2,750
Seven Media Group
5.365% due 12/28/2012		2,514	1,140
5.730% due 12/28/2012		602	273
St. George Bank Ltd.
3.422% due 07/15/2010		1,100	882
Torrens Trust
3.527% due 10/19/2038		3,979	2,856

Total Australia (Cost $26,191)			24,093

BERMUDA 0.3%
Merna Reinsurance Ltd.
1.248% due 07/07/2010		$2,800	2,606

Total Bermuda (Cost $2,789)			2,606

CANADA 3.5%
Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	5,600	4,786
Ford Auto Securitization Trust
3.396% due 11/15/2011		500	430
4.817% due 10/15/2012		1,300	1,117
Glacier Credit Card Trust
5.027% due 02/20/2013		5,500	4,732
Honda Canada Finance, Inc.
0.620% due 03/26/2012		9,000	7,142
Master Credit Card Trust
5.297% due 08/21/2012		1,000	916
Province of Ontario Canada
4.700% due 06/02/2037		3,000	2,534
5.600% due 06/02/2035		1,900	1,799
6.200% due 06/02/2031		200	199
Province of Quebec Canada
5.750% due 12/01/2036		3,200	3,076

Total Canada (Cost $28,746)			26,731

CAYMAN ISLANDS 1.4%
Foundation Re II Ltd.
7.576% due 11/26/2010		$500	468
Longpoint Re Ltd.
5.874% due 05/08/2010		700	680
Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		1,500	1,462
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		2,900	2,542
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,100	1,094
Residential Reinsurance 2007 Ltd.
8.418% due 06/07/2010		$700	668
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		2,100	1,689
Vita Capital III Ltd.
2.308% due 01/01/2011		2,300	2,102

Total Cayman Islands (Cost $12,093)			10,705

DENMARK 0.1%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	657	128
Realkredit Danmark A/S
4.100% due 10/01/2038		2,610	468

Total Denmark (Cost $520)			596

FRANCE 10.1%
BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013	EUR	2,600	3,811
Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		1,800	1,376
Dexia Credit Local
1.262% due 09/23/2011		$3,700	3,690
France Government Bond
4.000% due 10/25/2014	EUR	7,700	11,408
4.000% due 10/25/2038		1,100	1,455
4.750% due 10/25/2012		1,200	1,822
4.750% due 04/25/2035		100	148
5.500% due 04/25/2010		700	1,018
5.750% due 10/25/2032		3,900	6,549
France Treasury Notes
2.500% due 01/12/2014		8,100	11,309
3.750% due 01/12/2013		10,400	15,329
Societe Financement de l’Economie Francaise
2.125% due 05/20/2012		400	561
2.250% due 06/11/2012		$8,000	8,007
3.375% due 05/05/2014		4,000	4,016
Societe Generale
5.922% due 04/29/2049		1,000	621
Vivendi
5.750% due 04/04/2013		3,400	3,425
6.625% due 04/04/2018		2,500	2,521

Total France (Cost $78,068)			77,066

GERMANY 7.4%
Kreditanstalt fuer Wiederaufbau
2.500% due 10/11/2010	EUR	6,900	9,847
4.875% due 06/17/2019		$2,200	2,284
Republic of Germany
3.750% due 01/04/2015	EUR	6,400	9,453
4.250% due 07/04/2039		500	709
4.750% due 07/04/2034		5,750	8,596
5.500% due 01/04/2031		6,900	11,231
5.625% due 01/04/2028		8,700	14,236

Total Germany (Cost $54,361)			56,356

IRELAND 1.4%
Atlas Reinsurance PLC
5.520% due 01/10/2010	EUR	2,000	2,792
Cars Alliance Funding PLC
1.586% due 10/08/2023		2,300	2,888
Celtic Residential Irish Mortgage Securitisation
1.193% due 06/13/2035		922	991
Depfa ACS Bank
1.650% due 12/20/2016	JPY	90,000	618
Immeo Residential Finance PLC
1.437% due 12/15/2016	EUR	1,704	1,552
Osiris Capital PLC
6.131% due 01/15/2010		$500	493
SC Germany Auto
1.032% due 08/11/2015	EUR	432	586
Talisman Finance PLC
1.635% due 04/22/2017		624	479

Total Ireland (Cost $12,140)			10,399

ITALY 0.5%
Locat Securitisation Vehicle SRL
1.463% due 12/12/2024	EUR	920	1,203
Siena Mortgages SpA
1.498% due 12/16/2038		1,711	2,312

Total Italy (Cost $3,389)			3,515

JAPAN 8.0%
Development Bank of Japan
4.250% due 06/09/2015		$2,300	2,362
Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	443,520	4,059
1.000% due 06/10/2016		1,525,100	13,904
1.200% due 03/10/2017		171,020	1,569
1.200% due 06/10/2017		2,679,150	24,355
Japan Government International Bond
2.300% due 06/20/2035		620,000	6,580
2.500% due 09/20/2037		390,000	4,322
JLOC Ltd.
1.222% due 01/15/2015		69,641	685
Resona Bank Ltd.
5.850% due 09/29/2049		$3,800	2,873

Total Japan (Cost $58,796)			60,709

JERSEY, CHANNEL ISLANDS 0.9%
Arran Master Trust
0.679% due 12/15/2012		$800	741
HSBC Capital Funding LP
9.547% due 12/29/2049		2,400	2,239
WPP PLC
6.000% due 04/04/2017	GBP	2,500	3,566

Total Jersey, Channel Islands (Cost $6,164)			6,546

LUXEMBOURG 0.4%
Telecom Italia Capital S.A.
6.999% due 06/04/2018		$3,000	3,040

Total Luxembourg (Cost $3,000)			3,040

NETHERLANDS 6.2%
Delphinus BV
1.556% due 11/28/2031	EUR	1,936	2,613
Dutch Mortgage Portfolio Loans BV
1.494% due 11/20/2035		1,571	2,008
Dutch Mortgage-Backed Securities BV
1.612% due 11/02/2035		32	44
1.790% due 10/02/2079		662	901
Fortis Bank Nederland Holding NV
3.375% due 05/19/2014		5,500	7,754
Globaldrive BV
1.106% due 06/20/2015		800	773
Holland Euro-Denominated Mortgage-Backed Series
1.680% due 04/18/2012		15	21
LeasePlan Corp. NV
3.250% due 05/22/2014		1,600	2,247
Netherlands Government Bond
2.500% due 01/15/2012		200	285
3.250% due 07/15/2015		9,600	13,581
3.750% due 07/15/2014		9,300	13,598
5.000% due 07/15/2011		500	750
NIBC Bank NV
3.500% due 04/07/2014		2,000	2,815

Total Netherlands (Cost $46,117)			47,390

NEW ZEALAND 0.0%
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	400	373

Total New Zealand (Cost $184)			373

NORWAY 0.5%
DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	2,600	3,767

Total Norway (Cost $4,002)			3,767

PORTUGAL 0.8%
Banco Espirito Santo S.A.
5.500% due 07/21/2010	EUR	4,200	6,065

Total Portugal (Cost $6,601)			6,065

SOUTH KOREA 0.3%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	1,800	2,520

Total South Korea (Cost $2,773)			2,520

SPAIN 1.7%
Bankinter S.A.
5.000% due 05/14/2010	EUR	7,900	11,305
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$2,500	1,853

Total Spain (Cost $14,836)			13,158

SUPRANATIONAL 0.2%
European Investment Bank
5.375% due 05/20/2014	AUD	1,700	1,332

Total Supranational (Cost $1,335)			1,332

SWITZERLAND 0.2%
Weatherford International Ltd.
5.500% due 02/15/2016		$1,600	1,537

Total Switzerland (Cost $1,578)			1,537

UNITED KINGDOM 5.7%
Bank of Scotland PLC
5.625% due 05/23/2013	EUR	7,900	11,104
Barclays Bank PLC
6.050% due 12/04/2017		$4,900	4,256
7.434% due 09/29/2049		2,500	1,677
10.179% due 06/12/2021		2,000	2,138
Bauhaus Securities Ltd.
1.704% due 10/30/2052	EUR	1,651	2,251
HBOS PLC
6.750% due 05/21/2018		$3,000	2,268
Lloyds Banking Group PLC
5.920% due 09/29/2049		5,200	1,846
Lloyds TSB Bank PLC
2.800% due 04/02/2012		4,500	4,556
5.625% due 07/29/2049	EUR	2,410	3,381
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		$2,400	1,956
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		400	359
TI Group Ltd.
7.875% due 07/12/2010	GBP	1,000	1,696
United Kingdom Gilt
4.250% due 06/07/2032		2,400	3,901
Weather Investments II SARL
7.099% due 11/26/2014	EUR	1,000	1,341
XL Capital Finance Europe PLC
6.500% due 01/15/2012		$400	373

Total United Kingdom (Cost $48,183)			43,103

UNITED STATES 64.7%
ASSET-BACKED SECURITIES 1.4%
ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$1,140	927
AFC Home Equity Loan Trust
1.024% due 12/22/2027		23	13
Amortizing Residential Collateral Trust
1.014% due 10/25/2031		31	19
Amresco Residential Securities Mortgage Loan Trust
1.254% due 06/25/2029		54	31
Bear Stearns Asset-Backed Securities Trust
0.714% due 10/27/2032		65	44
0.764% due 03/25/2043		27	25
0.974% due 10/25/2032		35	22
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		177	148
6.681% due 12/01/2033		157	134
Countrywide Asset-Backed Certificates
0.654% due 12/25/2036		112	66
CS First Boston Mortgage Securities Corp.
0.934% due 01/25/2032		24	16
Ford Credit Auto Owner Trust
1.219% due 01/15/2011		3,187	3,190
1.739% due 06/15/2012		2,100	2,107
Home Equity Mortgage Trust
5.500% due 01/25/2037		532	69
HSI Asset Securitization Corp. Trust
0.374% due 05/25/2037		531	375
Lehman XS Trust
0.484% due 04/25/2046		1,549	1,226
Residential Asset Mortgage Products, Inc.
0.874% due 06/25/2032		30	15
Residential Asset Securities Corp.
0.814% due 07/25/2032		84	32
SLC Student Loan Trust
0.863% due 02/15/2015		1,055	1,053
Wells Fargo Home Equity Trust
0.544% due 10/25/2035		787	744
0.554% due 11/25/2035		31	30

			10,286

BANK LOAN OBLIGATIONS 0.4%
Daimler Finance North America LLC
4.320% due 08/03/2012		3,123	2,908
Ford Motor Co.
3.320% due 12/16/2013		434	316
4.140% due 12/16/2013		219	159

			3,383

CORPORATE BONDS & NOTES 20.2%
Altria Group, Inc.
9.250% due 08/06/2019		4,000	4,499
American Electric Power Co., Inc.
5.250% due 06/01/2015		3,000	2,948
American Express Bank FSB
0.471% due 06/12/2012		800	709
American Express Centurion Bank
0.399% due 07/13/2010		1,700	1,655
0.471% due 06/12/2012		600	555
American Express Co.
7.000% due 03/19/2018		3,900	3,793
American International Group, Inc.
4.875% due 03/15/2067	EUR	1,400	403
5.850% due 01/16/2018		$3,000	1,589
8.000% due 05/22/2038	EUR	6,500	2,052
8.175% due 05/15/2058		$5,100	1,456
Anadarko Petroleum Corp.
6.125% due 03/15/2012		1,000	1,020
AutoZone, Inc.
5.875% due 10/15/2012		7,800	8,110
Bank of America Corp.
4.750% due 05/23/2017	EUR	3,800	3,801
Bear Stearns Cos. LLC
7.250% due 02/01/2018		$11,600	12,246
Board of Trustees of The Leland Stanford Junior University
4.750% due 05/01/2019		2,600	2,625
Boston Scientific Corp.
6.000% due 06/15/2011		1,000	1,002
6.400% due 06/15/2016		1,700	1,590
Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	1,000	864
Citigroup Capital XXI
8.300% due 12/21/2077		$1,500	1,172
Citigroup Funding, Inc.
2.036% due 05/07/2010		2,000	1,959
2.125% due 07/12/2012		4,600	4,605
Citigroup, Inc.
1.305% due 06/28/2013	EUR	2,200	2,581
4.750% due 02/10/2019		900	859
6.000% due 08/15/2017		$3,400	2,969
6.125% due 05/15/2018		4,600	4,030
8.400% due 04/29/2049 (a)		1,400	1,052
CNA Financial Corp.
6.000% due 08/15/2011		800	762
Comcast Corp.
1.439% due 07/14/2009		900	900
Computer Sciences Corp.
6.500% due 03/15/2018		3,000	3,071
Cox Communications, Inc.
6.750% due 03/15/2011		700	739
Daimler Finance North America LLC
4.875% due 06/15/2010		300	300
5.750% due 09/08/2011		400	408
Exelon Corp.
4.900% due 06/15/2015		3,000	2,798
General Electric Capital Corp.
4.625% due 09/15/2066	EUR	1,000	817
6.375% due 11/15/2067		$3,400	2,272
GMAC LLC
4.750% due 09/14/2009	EUR	600	829
Goldman Sachs Group, Inc.
1.059% due 03/22/2016		300	254
5.250% due 06/01/2016 (i)	CAD	2,200	1,827
5.375% due 02/15/2013	EUR	800	1,134
5.950% due 01/18/2018		$2,000	1,943
6.150% due 04/01/2018		1,500	1,463
6.250% due 09/01/2017		2,900	2,874
HCP, Inc.
5.950% due 09/15/2011		300	294
Historic TW, Inc.
8.050% due 01/15/2016		1,500	1,511
International Lease Finance Corp.
5.300% due 05/01/2012		1,000	776
5.350% due 03/01/2012		1,000	781
6.625% due 11/15/2013		3,000	2,312
Johnson Controls, Inc.
5.250% due 01/15/2011		900	910
JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	1,800	1,342
6.000% due 01/15/2018		$4,300	4,279
6.300% due 04/23/2019		600	605
JPMorgan Chase & Co. CPI Linked Bond
3.574% due 02/15/2012		760	659
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,300	2,810
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		$3,300	3,202
Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)		600	92
5.625% due 01/24/2013 (a)		3,700	578
6.875% due 05/02/2018 (a)		6,100	1,006
Lennar Corp.
5.950% due 10/17/2011		900	841
Loews Corp.
5.250% due 03/15/2016		300	302
Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		3,000	2,925
Masco Corp.
5.875% due 07/15/2012		300	282
Merrill Lynch & Co., Inc.
1.644% due 01/31/2014	EUR	600	705
3.188% due 05/12/2010		$3,300	3,282
6.875% due 04/25/2018		3,200	2,967
Morgan Stanley
1.570% due 11/29/2013	EUR	1,900	2,313
1.845% due 04/13/2016		600	686
6.250% due 08/28/2017		$400	388
Nationwide Health Properties, Inc.
6.500% due 07/15/2011		900	887
NiSource Finance Corp.
5.400% due 07/15/2014		300	284
Nordstrom, Inc.
6.250% due 01/15/2018		2,500	2,460
Rohm & Haas Co.
5.600% due 03/15/2013		4,500	4,454
Ryder System, Inc.
6.000% due 03/01/2013		3,000	2,990
Sara Lee Corp.
6.250% due 09/15/2011		900	952
Simon Property Group LP
6.125% due 05/30/2018		2,000	1,863
Spectra Energy Capital LLC
5.668% due 08/15/2014		3,000	3,034
Sprint Capital Corp.
8.750% due 03/15/2032		200	162
Sprint Nextel Corp.
6.000% due 12/01/2016		700	576
State Street Capital Trust IV
1.629% due 06/01/2077		2,400	1,392
Temple-Inland, Inc.
6.625% due 01/15/2016		3,500	3,182
Viacom, Inc.
5.750% due 04/30/2011		2,000	2,049
Westpac Capital Trust IV
5.256% due 12/29/2049		1,000	774

			153,442

MORTGAGE-BACKED SECURITIES 10.7%
Adjustable Rate Mortgage Trust
5.152% due 09/25/2035		216	140
American Home Mortgage Assets
0.504% due 05/25/2046		2,139	789
2.260% due 11/25/2046		1,286	590
American Home Mortgage Investment Trust
4.290% due 10/25/2034		957	680
Banc of America Funding Corp.
4.585% due 02/20/2036		989	752
6.102% due 01/20/2047		304	162
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		2,280	2,238
BCAP LLC Trust
0.484% due 01/25/2037		4,324	1,652
Bear Stearns Adjustable Rate Mortgage Trust
2.264% due 03/25/2035		845	726
2.500% due 08/25/2035		2,230	1,953
2.900% due 03/25/2035		3,497	3,026
3.530% due 08/25/2033		396	342
4.248% due 05/25/2034		487	382
4.532% due 08/25/2033		50	44
4.550% due 08/25/2035		2,738	2,418
4.630% due 05/25/2034		229	160
4.654% due 10/25/2033		280	247
4.808% due 11/25/2034		396	328
5.172% due 02/25/2034		31	20
5.457% due 05/25/2047		1,001	584
Bear Stearns Alt-A Trust
5.490% due 09/25/2035		1,455	791
5.694% due 11/25/2036		4,627	2,346
5.731% due 02/25/2036		2,538	1,124
5.841% due 11/25/2036		609	297
Bear Stearns Structured Products, Inc.
5.644% due 01/26/2036		2,082	1,151
Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049		1,400	993
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		1,040	828
4.748% due 08/25/2035		898	715
4.900% due 10/25/2035		3,286	2,497
5.994% due 09/25/2037		3,558	1,929
Countrywide Alternative Loan Trust
0.504% due 09/25/2046		2,785	1,065
0.510% due 12/20/2046		2,465	990
0.524% due 07/25/2046		114	45
0.664% due 05/25/2037		707	281
2.840% due 11/25/2035		402	177
3.380% due 11/25/2035		322	141
5.250% due 06/25/2035		381	304
5.886% due 02/25/2037		1,497	883
6.000% due 01/25/2037		1,664	909
6.000% due 04/25/2037		703	381
6.250% due 08/25/2037		334	180
Countrywide Home Loan Mortgage Pass-Through Trust
0.634% due 03/25/2035		3,079	1,306
0.644% due 02/25/2035		465	243
4.543% due 08/25/2034		112	69
4.786% due 11/25/2034		380	289
4.789% due 04/20/2035		171	151
CS First Boston Mortgage Securities Corp.
0.964% due 03/25/2034		463	217
3.044% due 05/25/2032		15	14
3.844% due 07/25/2033		31	27
4.214% due 08/25/2033		425	372
6.500% due 04/25/2033		69	64
First Horizon Asset Securities, Inc.
3.170% due 07/25/2033		131	116
4.742% due 12/25/2033		231	191
5.365% due 08/25/2035		199	151
GMAC Mortgage Corp. Loan Trust
4.765% due 06/25/2034		48	26
5.500% due 09/25/2034		1,150	1,153
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		37	37
Greenpoint Mortgage Funding Trust
0.394% due 01/25/2047		350	266
0.494% due 01/25/2037		559	227
0.514% due 10/25/2046		1,600	169
0.524% due 04/25/2036		575	210
Greenpoint Mortgage Pass-Through Certificates
4.826% due 10/25/2033		44	33
GSR Mortgage Loan Trust
4.469% due 09/25/2035		351	295
4.535% due 03/25/2033		245	223
Harborview Mortgage Loan Trust
0.493% due 07/19/2046		2,271	943
0.503% due 09/19/2037		954	392
0.503% due 01/19/2038		787	336
2.190% due 12/19/2036		930	327
4.353% due 05/19/2033		398	339
5.143% due 07/19/2035		98	57
Indymac Index Mortgage Loan Trust
0.504% due 09/25/2046		2,117	827
0.514% due 11/25/2046		1,911	290
4.976% due 12/25/2034		120	91
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036		923	750
5.550% due 10/25/2036		880	765
JPMorgan Mortgage Trust
4.381% due 11/25/2033		315	274
5.012% due 02/25/2035		585	512
MASTR Alternative Loans Trust
0.714% due 03/25/2036		345	124
Mellon Residential Funding Corp.
0.759% due 12/15/2030		752	606
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		1,200	802
6.156% due 08/12/2049		2,700	1,873
Merrill Lynch Mortgage Investors, Inc.
0.524% due 02/25/2036		3,833	2,071
0.564% due 08/25/2036		273	126
4.668% due 02/25/2033		150	128
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035		1,468	1,185
Residential Accredit Loans, Inc.
0.464% due 02/25/2047		1,082	416
0.494% due 06/25/2046		3,425	1,320
0.524% due 04/25/2046		354	134
0.544% due 05/25/2037		907	187
0.619% due 09/25/2046		800	93
Residential Asset Securitization Trust
0.764% due 12/25/2036		406	182
5.750% due 02/25/2036		556	355
6.250% due 10/25/2036		2,156	1,093
6.500% due 08/25/2036		1,000	479
Residential Funding Mortgage Securities I
5.202% due 09/25/2035		197	142
6.500% due 03/25/2032		55	55
Sequoia Mortgage Trust
0.663% due 10/19/2026		377	286
0.665% due 07/20/2033		726	584
Structured Adjustable Rate Mortgage Loan Trust
4.026% due 04/25/2034		466	390
4.802% due 02/25/2034		194	149
5.199% due 09/25/2034		935	806
Structured Asset Mortgage Investments, Inc.
0.504% due 07/25/2046		531	222
0.524% due 05/25/2046		892	361
0.563% due 07/19/2035		1,608	1,048
0.893% due 07/19/2034		213	117
Thornburg Mortgage Securities Trust
0.424% due 11/25/2046		270	243
Wachovia Bank Commercial Mortgage Trust
0.399% due 06/15/2020		7,118	5,242
5.572% due 10/15/2048		4,300	3,322
WaMu Mortgage Pass-Through Certificates
0.544% due 04/25/2045		1,254	644
0.574% due 11/25/2045		573	278
0.624% due 01/25/2045		581	271
0.854% due 12/25/2027		1,902	1,423
2.080% due 01/25/2047		935	327
2.139% due 03/25/2047		2,503	1,022
2.909% due 06/25/2033		142	111
3.711% due 03/25/2034		765	642
3.766% due 03/25/2033		768	622
3.997% due 08/25/2034		1,254	1,094
5.833% due 02/25/2037		2,430	1,523
Washington Mutual Alternative Mortgage Pass-Through Certificates
2.100% due 04/25/2047		1,336	372
2.110% due 04/25/2047		841	211
2.280% due 07/25/2046		672	227
Wells Fargo Mortgage-Backed Securities Trust
4.612% due 06/25/2035		2,130	1,871

			81,791

MUNICIPAL BONDS & NOTES 1.2%
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032		2,700	2,324
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
8.514% due 01/01/2014		270	249
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047		1,200	650
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		285	286
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034		5,600	3,760
6.500% due 06/01/2023		640	480
Los Angeles, California Wastewater System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 06/01/2027		900	886
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
8.850% due 12/15/2013		370	328
New York State Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.500% due 06/01/2017		200	205
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		600	31

			9,199

	SHARES
PREFERRED STOCKS 0.2%
DG Funding Trust
1.343% due 12/31/2049		130	1,125
SLM Corp. CPI Linked
0.750% due 01/16/2018		10,700	134

			1,259

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 30.4%
Fannie Mae
0.514% due 10/27/2037		$5,700	5,191
3.352% due 03/01/2024		19	19
4.287% due 11/01/2034		3,978	4,022
4.934% due 12/01/2034		748	772
4.949% due 11/01/2023		9	10
5.000% due 07/01/2018 - 04/01/2038		15,479	15,750
5.000% due 07/01/2035 - 03/01/2036 (e)		6,761	6,905
5.045% due 05/01/2035		489	510
5.500% due 10/01/2017 - 11/01/2038		11,443	11,835
5.500% due 06/01/2033 - 09/01/2037 (e)		51,545	53,348
5.500% due 05/01/2037 (e)(f)		9,952	10,286
6.000% due 01/01/2036 - 01/01/2037		199	209
6.500% due 06/01/2029 - 10/01/2037		2,350	2,490
Federal Home Loan Bank
7.400% due 02/01/2021		126	127
Freddie Mac
0.669% due 12/15/2030		414	409
0.702% due 03/09/2011 (d)		1,042	1,046
0.888% due 02/01/2011 (d)		990	989
0.926% due 05/04/2011 (d)		898	900
0.937% due 08/05/2011 (d)		18	18
1.268% due 04/01/2011 (d)		1,021	1,025
2.638% due 10/25/2044		3,687	3,630
3.326% due 05/01/2023		50	50
4.510% due 02/01/2029		260	264
5.328% due 04/01/2037		1,217	1,258
5.500% due 02/01/2038 (e)		1,562	1,615
6.000% due 12/15/2024		312	327
Ginnie Mae
0.918% due 02/16/2030		218	218
4.125% due 12/20/2023 - 12/20/2026		68	69
4.250% due 01/20/2030		59	60
4.375% due 02/20/2024		131	134
4.625% due 07/20/2022 - 09/20/2026		142	145
5.375% due 05/20/2022 - 05/20/2030		167	172
5.500% due 07/01/2039		46,000	47,473
6.000% due 08/20/2034 - 01/15/2039		18,805	19,752
6.500% due 01/15/2029 - 07/01/2039		32,869	34,954
8.500% due 01/15/2030 - 02/15/2031		171	191
Small Business Administration
6.640% due 02/01/2011		80	84
Tennessee Valley Authority
5.880% due 04/01/2036		3,900	4,162
7.140% due 05/23/2012		1,000	1,136

			231,555

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes
0.875% due 04/30/2011 (f)		1,903	1,898

Total United States (Cost $553,469)			492,813

SHORT-TERM INSTRUMENTS 2.2%
REPURCHASE AGREEMENTS 0.3%
JPMorgan Chase Bank N.A.
0.010% due 07/01/2009		$600	600
(Dated 06/30/2009. Collateralized by U.S. Treasury Notes 2.000% due 11/30/2013 valued at $614. Repurchase proceeds are $600.)
State Street Bank and Trust Co.
0.010% due 07/01/2009		1,229	1,229
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $1,255. Repurchase proceeds are $1,229.)

			1,829

U.S. TREASURY BILLS 0.8%
0.109% due 07/02/2009 - 07/30/2009 (b)(d)(f)		6,462	6,462

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 1.1%
		812,944	8,137

Total Short-Term Instruments (Cost $16,427)			16,428

Total Investments 119.7% (Cost $981,762)			910,848
Written Options (h) (0.0%) (Premiums $275)			(107)
Other Assets and Liabilities (Net) (19.7%)			(149,757)

Net Assets 100.0%			$760,984

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Affiliated to the Fund.

(d) Securities with an aggregate market value of $3,363 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(e) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $64,729 at a weighted average interest rate of 0.400%. On June 30, 2009, securities valued at $66,137 were pledged as collateral for reverse repurchase agreements.

(f) Securities with an aggregate market value of $3,890 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bobl September Futures	Long	09/2009	132	$137
Euro-Bund 10-Year Bond September Futures	Long	09/2009	247	701
Japan Government 10-Year Bond September Futures	Long	09/2009	45	1,039
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	871	(611)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	242	93
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	799	(230)

				$1,129

(g) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	DUB	(1.455%)	03/20/2019	1.088%		$4,000	$(117)	$0	$(117)
American Electric Power Co., Inc.	WAC	(0.450%)	06/20/2015	0.623%		3,000	28	0	28
Anadarko Petroleum Corp.	BCLY	(0.330%)	03/20/2012	0.737%		1,000	11	0	11
AutoZone, Inc.	BOA	(0.620%)	12/20/2012	0.502%		7,000	(29)	0	(29)
AutoZone, Inc.	CITI	(0.680%)	12/20/2012	0.502%		800	(5)	0	(5)
Bank of America Corp.	BCLY	(1.700%)	12/20/2013	2.293%		1,500	35	0	35
Bank of America Corp.	DUB	(1.720%)	12/20/2013	2.293%		1,200	27	0	27
Barclays Bank PLC	DUB	(4.350%)	09/20/2013	2.139%	EUR	800	(98)	0	(98)
Barclays Bank PLC	RBS	(2.350%)	12/20/2017	2.120%		$1,100	(18)	0	(18)
Bear Stearns Cos. LLC	BNP	(2.180%)	03/20/2018	1.074%		5,100	(408)	0	(408)
Bear Stearns Cos. LLC	CITI	(1.200%)	03/20/2018	1.074%		5,500	(51)	0	(51)
Bear Stearns Cos. LLC	DUB	(0.770%)	03/20/2018	1.074%		1,000	22	0	22
Boston Scientific Corp.	MLP	(0.510%)	06/20/2011	1.056%		1,000	10	0	10
Boston Scientific Corp.	UBS	(2.060%)	06/20/2016	1.111%		1,700	(98)	0	(98)
Citigroup, Inc.	CSFB	(1.300%)	09/20/2018	3.802%		6,100	926	0	926
CNA Financial Corp.	JPM	(0.440%)	09/20/2011	3.246%		800	47	0	47
Computer Sciences Corp.	BOA	(1.160%)	03/20/2018	0.573%		3,000	(132)	0	(132)
Cox Communications, Inc.	MSC	(0.200%)	03/20/2011	0.449%		700	3	0	3
Daimler Finance N.A. LLC	JPM	(0.520%)	06/20/2010	1.289%		300	2	0	2
Daimler Finance N.A. LLC	RBS	(0.620%)	09/20/2011	1.524%		400	8	0	8
Exelon Corp.	CITI	(1.260%)	06/20/2015	2.226%		3,000	145	0	145
Goldman Sachs Group, Inc.	CITI	(1.130%)	03/20/2018	1.423%		5,000	101	0	101
Goldman Sachs Group, Inc.	UBS	(0.310%)	06/20/2016	1.486%		1,100	76	0	76
HCP, Inc.	JPM	(0.610%)	09/20/2011	3.797%		300	20	0	20
International Lease Finance Corp.	BCLY	(1.540%)	12/20/2013	9.030%		3,000	703	0	703
International Lease Finance Corp.	JPM	(1.620%)	06/20/2012	9.716%		1,000	188	0	188
International Lease Finance Corp.	MLP	(0.130%)	03/20/2012	9.924%		1,000	212	0	212
Johnson Controls, Inc.	CSFB	(0.240%)	03/20/2011	2.404%		900	32	0	32
JPMorgan Chase & Co.	DUB	(0.720%)	03/20/2018	1.025%		600	13	0	13
JPMorgan Chase & Co.	DUB	(0.740%)	03/20/2018	1.025%		2,600	53	0	53
JPMorgan Chase & Co.	UBS	(0.730%)	03/20/2018	1.025%		1,700	36	0	36
Lennar Corp.	MLP	(5.750%)	12/20/2012	4.047%		900	(48)	0	(48)
Loews Corp.	JPM	(0.330%)	03/20/2016	0.610%		300	5	0	5
Marsh & McLennan Cos., Inc.	DUB	(0.590%)	09/20/2014	0.533%		3,000	(9)	0	(9)
Masco Corp.	MSC	(0.580%)	09/20/2012	3.728%		300	27	0	27
Nationwide Health Properties, Inc.	DUB	(0.620%)	09/20/2011	3.181%		900	48	0	48
NiSource Finance Corp.	JPM	(0.620%)	09/20/2014	2.386%		300	24	0	24
Nordstrom, Inc.	BOA	(1.120%)	03/20/2018	2.066%		2,500	159	0	159
Rohm & Haas Co.	DUB	(0.470%)	03/20/2013	0.840%		4,500	59	0	59
Ryder System, Inc.	BOA	(0.850%)	03/20/2013	2.291%		3,000	153	0	153
Sara Lee Corp.	RBS	(0.630%)	09/20/2011	0.299%		900	(7)	0	(7)
Simon Property Group LP	DUB	(0.947%)	06/20/2018	2.178%		2,000	166	0	166
Smith Group PLC	RBS	(0.530%)	09/20/2010	0.653%	GBP	1,000	2	0	2
Spectra Energy Capital LLC	BOA	(0.830%)	09/20/2014	0.575%		$3,000	(38)	0	(38)
Sprint Nextel Corp.	JPM	(1.065%)	12/20/2016	3.755%		700	104	0	104
Tate & Lyle International Finance PLC	DUB	(0.510%)	12/20/2014	1.529%		400	20	0	20
Telecom Italia Capital S.A.	JPM	(1.530%)	06/20/2018	1.962%		3,000	89	0	89
Temple-Inland, Inc.	GSC	(6.680%)	03/20/2016	2.444%		3,500	(813)	0	(813)
Time Warner, Inc.	BCLY	(1.050%)	03/20/2016	0.832%		1,500	(20)	0	(20)
Viacom, Inc.	BOA	(3.200%)	06/20/2011	1.490%		900	(30)	0	(30)
Viacom, Inc.	MSC	(0.640%)	06/20/2011	1.490%		300	5	0	5
Viacom, Inc.	UBS	(0.470%)	06/20/2011	1.490%		800	16	26	(10)
Vivendi	BNP	(1.742%)	06/20/2013	1.186%		1,200	(26)	0	(26)
Vivendi	BNP	(1.780%)	06/20/2013	1.186%		1,200	(27)	0	(27)
Vivendi	BNP	(1.820%)	06/20/2013	1.186%		1,000	(24)	0	(24)
Vivendi	JPM	(1.500%)	06/20/2018	1.284%		2,500	(40)	0	(40)
Weatherford International Ltd.	BOA	(0.560%)	03/20/2016	1.318%		1,600	70	0	70
WPP Group PLC	JPM	(3.750%)	06/20/2017	2.391%	GBP	2,500	(350)	0	(350)
XL Capital Finance Europe PLC	BCLY	(0.310%)	03/20/2012	4.249%		$400	39	0	39

							$1,296	$26	$1,270

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	HSBC	0.980%	09/20/2013	2.396%	$2,600	$(138)	$0	$(138)
Brazil Government International Bond	MLP	1.340%	08/20/2011	1.177%	7,000	58	0	58
General Electric Capital Corp.	BCLY	5.000%	06/20/2014	4.176%	2,000	69	44	25
General Electric Capital Corp.	BOA	7.000%	06/20/2013	4.342%	600	55	0	55
General Electric Capital Corp.	DUB	4.100%	12/20/2013	4.336%	5,000	(39)	0	(39)
HSBC Finance Corp.	GSC	1.500%	06/20/2010	4.848%	1,600	(50)	0	(50)
JSC Gazprom	MLP	0.610%	05/20/2012	5.007%	400	(45)	0	(45)
SLM Corp.	GSC	0.700%	06/20/2012	8.543%	600	(113)	0	(113)

						$(203)	$44	$(247)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-8 10-Year Index	GSC	(0.600%)	06/20/2017	$80,325	$5,024	$1,821	$3,203
CDX.IG-9 10-Year Index	DUB	(0.800%)	12/20/2017	7,515	424	282	142
CDX.IG-10 10-Year Index	GSC	(1.500%)	06/20/2018	17,080	152	(576)	728
CDX.IG-12 10-Year Index	GSC	(1.000%)	06/20/2019	8,100	141	243	(102)

					$5,741	$1,770	$3,971

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$3,000	$(2,310)	$(966)	$(1,344)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	998	(668)	(375)	(293)

					$(2,978)	$(1,341)	$(1,637)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	9,000	$435	$(14)	$449
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		17,000	952	(17)	969
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		14,200	816	11	805
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		2,300	44	0	44
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		10,800	248	0	248
Pay	3-Month AUD Bank Bill	4.500%	06/15/2012	DUB	AUD	71,700	(887)	29	(916)
Pay	3-Month AUD Bank Bill	6.500%	06/15/2012	DUB		7,400	14	10	4
Pay	3-Month AUD Bank Bill	6.500%	06/15/2012	RBS		40,600	80	29	51
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	BCLY	SEK	4,000	45	(4)	49
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	GSC		57,000	643	(59)	702
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	RBS		$600	3	0	3
Pay	6-Month GBP-LIBOR	3.500%	03/17/2015	GSC	GBP	3,500	(172)	(30)	(142)
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	BOA	JPY	1,010,000	14	(22)	36
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	RBS		1,420,000	20	(13)	33
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	UBS		1,620,000	23	(1)	24
Pay	6-Month JPY-LIBOR	1.500%	12/16/2016	BCLY		2,260,000	499	449	50
Pay	6-Month JPY-LIBOR	1.500%	12/16/2019	BOA		340,000	3	(6)	9
Pay	6-Month JPY-LIBOR	1.500%	12/16/2019	RBS		190,000	2	3	(1)

							$2,782	$365	$2,417

(h) Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar September Futures	$98.625	09/14/2009	20	$3	$1

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	$7,000	$21	$14
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.300%	08/03/2009	50,800	127	26
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.300%	08/03/2009	16,200	30	8
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	13,000	45	27
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.320%	08/28/2009	37,500	49	31

							$272	$106

(i) Restricted securities as of June 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	$1,982	$1,827	0.24%

(j) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	07/01/2039	$3,000	$3,007	$3,053
Fannie Mae	5.500%	07/01/2039	24,100	24,908	24,872
Freddie Mac	5.500%	07/01/2039	1,000	1,032	1,032

				$28,947	$28,957

(k) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	DUB	11,590	07/2009	$0	$(106)	$(106)
Sell		GSC	4,342	07/2009	2	(70)	(68)
Sell		MSC	752	07/2009	0	(7)	(7)
Sell		RBC	2,493	07/2009	0	(34)	(34)
Buy	BRL	HSBC	34	08/2009	2	0	2
Sell	CAD	HSBC	1,800	08/2009	6	0	6
Sell		JPM	11,514	08/2009	569	0	569
Buy	CLP	BCLY	66,358	11/2009	10	0	10
Sell		CITI	83,585	11/2009	0	(12)	(12)
Buy	CNY	BCLY	1,451	07/2009	0	(13)	(13)
Sell		BCLY	8,262	07/2009	0	(26)	(26)
Buy		DUB	18,327	07/2009	0	(162)	(162)
Buy		HSBC	2,420	07/2009	0	(22)	(22)
Buy		JPM	2,243	07/2009	0	(20)	(20)
Sell		JPM	16,179	07/2009	0	(61)	(61)
Buy		BCLY	2,209	09/2009	4	0	4
Buy		CITI	2,221	09/2009	5	0	5
Buy		DUB	9,978	09/2009	22	0	22
Sell		DUB	20,641	09/2009	0	(100)	(100)
Buy		HSBC	4,438	09/2009	10	0	10
Buy		JPM	1,795	09/2009	3	0	3
Buy		BCLY	10,063	05/2010	0	(145)	(145)
Sell		BCLY	21,410	05/2010	0	(179)	(179)
Buy		MLP	11,346	05/2010	0	(158)	(158)
Buy	DKK	RBS	33,319	07/2009	0	(84)	(84)
Buy		RBS	33,319	10/2009	1	0	1
Buy	EUR	BCLY	19,780	07/2009	148	(1)	147
Sell		BCLY	2,666	07/2009	27	0	27
Sell		DUB	377	07/2009	0	(3)	(3)
Sell		GSC	2,665	07/2009	28	0	28
Buy		JPM	1,270	07/2009	12	(1)	11
Sell		RBC	8,468	07/2009	60	0	60
Buy		RBS	108	07/2009	0	0	0
Sell	GBP	BCLY	2,505	07/2009	3	(147)	(144)
Buy		CITI	24,479	07/2009	2,398	0	2,398
Sell		CITI	20,773	07/2009	0	(23)	(23)
Sell		CSFB	662	07/2009	1	(27)	(26)
Buy		GSC	771	07/2009	23	0	23
Sell		GSC	832	07/2009	4	(24)	(20)
Sell		JPM	1,030	07/2009	0	(113)	(113)
Buy		MSC	444	07/2009	22	0	22
Sell		RBC	272	07/2009	0	(5)	(5)
Buy		RBS	927	07/2009	15	(1)	14
Buy		UBS	607	07/2009	12	0	12
Buy		GSC	1,044	08/2009	0	(1)	(1)
Buy		RBS	21,461	08/2009	16	0	16
Buy	HKD	BCLY	12	09/2009	0	0	0
Buy		BOA	30	09/2009	0	0	0
Buy		CITI	15	09/2009	0	0	0
Buy		DUB	16	09/2009	0	0	0
Buy		JPM	16	09/2009	0	0	0
Buy	HUF	JPM	112	10/2009	0	0	0
Sell	INR	BCLY	226	07/2009	0	0	0
Buy		BOA	549	07/2009	1	0	1
Buy		CITI	547	07/2009	1	0	1
Sell		CITI	685	07/2009	0	0	0
Buy		DUB	478	07/2009	1	0	1
Sell		HSBC	226	07/2009	0	0	0
Sell		JPM	227	07/2009	0	0	0
Sell		MSC	208	07/2009	0	0	0
Buy		BCLY	226	10/2009	0	0	0
Buy		CITI	688	10/2009	0	0	0
Buy		HSBC	226	10/2009	0	0	0
Buy		JPM	228	10/2009	0	0	0
Buy		MSC	208	10/2009	0	0	0
Buy	JPY	BCLY	315,439	07/2009	35	(7)	28
Buy		BNP	22,263,840	07/2009	255	0	255
Sell		BNP	357,761	07/2009	0	(78)	(78)
Sell		BOA	1,177	07/2009	0	0	0
Buy		GSC	20,486	07/2009	4	0	4
Sell		GSC	29,686	07/2009	0	(4)	(4)
Buy		JPM	1,544	07/2009	0	0	0
Sell		JPM	266,777	07/2009	0	(52)	(52)
Sell		RBS	26,274	07/2009	1	0	1
Buy		MSC	22,148,721	08/2009	2	0	2
Sell		RBC	20,117	08/2009	1	0	1
Sell	KRW	BCLY	24,840	07/2009	0	(1)	(1)
Sell		BOA	14,431	07/2009	0	(1)	(1)
Sell		CITI	14,488	07/2009	0	(1)	(1)
Sell		DUB	4,288	07/2009	0	0	0
Sell	MXN	CITI	162	11/2009	0	(1)	(1)
Buy	MYR	BCLY	879	08/2009	11	0	11
Sell		BCLY	2,359	08/2009	0	(5)	(5)
Buy		CITI	680	08/2009	7	0	7
Buy		HSBC	784	08/2009	9	0	9
Buy	NZD	GSC	737	07/2009	20	0	20
Sell		GSC	1,352	07/2009	0	(37)	(37)
Buy	PHP	BCLY	21,854	08/2009	0	(1)	(1)
Buy		CITI	13,915	08/2009	1	0	1
Sell		CITI	46,090	08/2009	4	(1)	3
Buy		DUB	9,270	08/2009	0	0	0
Sell	SEK	CSFB	23	07/2009	0	0	0
Buy		RBS	22,130	07/2009	0	(137)	(137)
Buy		RBS	22,107	10/2009	3	0	3
Buy	SGD	HSBC	796	07/2009	0	(1)	(1)
Sell		HSBC	811	07/2009	0	(27)	(27)
Sell	TWD	BCLY	91	08/2009	0	0	0
Sell		CITI	32	08/2009	0	0	0
Sell		DUB	42	08/2009	0	0	0
Sell		JPM	84	08/2009	0	0	0
Buy	ZAR	BCLY	279	11/2009	7	0	7

					$3,766	$(1,899)	$1,867

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
France	$0	$77,066	$0	$77,066
Germany	0	56,356	0	56,356
Japan	0	60,709	0	60,709
Netherlands	0	47,390	0	47,390
United Kingdom	0	40,965	2,138	43,103
United States	0	491,722	1,091	492,813
Other Investments++	8,137	113,300	11,974	133,411

Investments, at value	$8,137	$887,508	$15,203	$910,848

Short Sales, at value	$0	$(28,957)	$0	$(28,957)

Financial Derivative Instruments+++	$1,129	$5,867	$1,667	$8,663

Total	$9,266	$864,418	$16,870	$890,554

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2009
United Kingdom	$0	$2,005	$0	$0	$133	$0	$2,138
United States	1,230	(167)	0	8	20	0	1,091
Other Investments++	13,069	(1,161)	16	(287)	1,886	(1,549)	11,974

Investments, at value	$14,299	$677	$16	$(279)	$2,039	$(1,549)	$15,203

Financial Derivative Instruments+++	$2,429	$0	$0	$0	$87	$(849)	$1,667

Total	$16,728	$677	$16	$(279)	$2,126	$(2,398)	$16,870

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Global Bond Fund (U.S. Dollar-Hedged)

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 4.8%
Citigroup Pty Ltd.
5.500% due 06/18/2012	AUD	500	$402
Commonwealth Bank of Australia
1.030% due 12/10/2012		$800	801
4.500% due 02/20/2014	AUD	1,100	838
Crusade Global Trust
1.390% due 11/19/2037	EUR	266	329
ING Bank Australia Ltd.
3.884% due 06/24/2014	AUD	2,000	1,599
Kreditanstalt fuer Wiederaufbau
5.500% due 06/05/2014		500	392
Macquarie Bank Ltd.
4.100% due 12/17/2013		$1,700	1,745
Puma Finance Ltd.
0.822% due 02/21/2038		456	408
3.290% due 08/22/2037	AUD	154	115
3.555% due 07/12/2036		156	119
Superannuation Members Home Loans Global Fund
0.769% due 03/09/2036		$686	598
Torrens Trust
3.527% due 10/19/2038	AUD	809	581

Total Australia (Cost $8,182)			7,927

BERMUDA 0.4%
Merna Reinsurance Ltd.
1.248% due 07/07/2010		$700	652

Total Bermuda (Cost $697)			652

CANADA 3.6%
Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	892	762
Canada Housing Trust No. 1
4.050% due 03/15/2011		2,000	1,803
4.600% due 09/15/2011		800	733
Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	400	577
Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	200	160
Ford Auto Securitization Trust
4.817% due 10/15/2012		300	258
Master Credit Card Trust
5.297% due 08/21/2012		200	183
Province of Ontario Canada
5.850% due 03/08/2033		200	193
Province of Quebec Canada
5.125% due 11/14/2016		$300	311
5.750% due 12/01/2036	CAD	1,000	961

Total Canada (Cost $6,229)			5,941

CAYMAN ISLANDS 1.0%
Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		$450	439
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		510	447
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	300	298
Residential Reinsurance 2007 Ltd.
8.418% due 06/07/2010		$500	477

Total Cayman Islands (Cost $1,842)			1,661

DENMARK 0.2%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	175	34
Realkredit Danmark A/S
4.100% due 10/01/2038		2,185	392

Total Denmark (Cost $401)			426

FRANCE 13.4%
BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013	EUR	400	586
Caisse Nationale des Caisses d’Epargne et de Prevoyance
5.250% due 09/17/2010		1,250	1,819
6.117% due 10/29/2049		300	229
Credit Agricole S.A.
6.637% due 05/29/2049		$500	294
Dexia Credit Local
1.262% due 09/23/2011		800	798
France Government Bond
3.750% due 04/25/2021	EUR	1,800	2,474
4.000% due 10/25/2014		1,000	1,482
4.000% due 10/25/2038		600	794
4.250% due 04/25/2019		5,300	7,745
4.750% due 04/25/2035		300	445
5.750% due 10/25/2032		1,100	1,847
Societe Financement de l’Economie Francaise
2.125% due 05/20/2012		400	561
2.250% due 06/11/2012		$1,600	1,601
3.375% due 05/05/2014		800	803
Vivendi
5.750% due 04/04/2013		446	449
6.625% due 04/04/2018		100	101

Total France (Cost $22,112)			22,028

GERMANY 3.4%
Kreditanstalt fuer Wiederaufbau
4.875% due 06/17/2019		$800	830
Republic of Germany
4.250% due 07/04/2039	EUR	300	425
5.500% due 01/04/2031		1,800	2,930
6.250% due 01/04/2030		800	1,406

Total Germany (Cost $5,355)			5,591

IRELAND 0.3%
Depfa ACS Bank
1.650% due 12/20/2016	JPY	20,000	137
Immeo Residential Finance PLC
1.437% due 12/15/2016	EUR	237	216
Lusitano Mortgages PLC
1.557% due 12/15/2035		89	107

Total Ireland (Cost $573)			460

ITALY 0.2%
Siena Mortgages SpA
1.498% due 12/16/2038	EUR	259	350

Total Italy (Cost $316)			350

JAPAN 7.7%
Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	90,720	830
1.000% due 06/10/2016		303,000	2,762
1.100% due 12/10/2016		1,805	17
1.200% due 03/10/2017		65,390	600
1.200% due 06/10/2017		540,885	4,917
Japan Government International Bond
2.500% due 09/20/2036		170,000	1,875
2.500% due 09/20/2037		70,000	776
JLOC Ltd.
0.796% due 02/16/2016		42,102	419
Resona Bank Ltd.
5.850% due 09/29/2049		$500	378

Total Japan (Cost $12,124)			12,574

JERSEY, CHANNEL ISLANDS 0.1%
HBOS Capital Funding LP
9.540% due 03/29/2049	GBP	191	146

Total Jersey, Channel Islands (Cost $387)			146

LIBERIA 0.1%
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$100	101

Total Liberia (Cost $102)			101

LUXEMBOURG 0.6%
Tyco Electronics Group S.A.
5.950% due 01/15/2014		$1,000	935

Total Luxembourg (Cost $902)			935

NETHERLANDS 2.2%
Delphinus BV
1.556% due 11/28/2031	EUR	193	261
1.830% due 06/25/2066		60	82
Dutch Mortgage-Backed Securities BV
1.790% due 10/02/2079		662	901
Fortis Bank Nederland Holding NV
3.375% due 05/19/2014		1,200	1,692
Holland Euro-Denominated Mortgage-Backed Series
1.680% due 04/18/2012		4	5
LeasePlan Corp. NV
3.250% due 05/22/2014		300	421
Netherlands Government Bond
3.750% due 07/15/2014		200	292

Total Netherlands (Cost $3,442)			3,654

NORWAY 1.1%
DnB NOR Boligkreditt
4.375% due 11/15/2010	EUR	1,275	1,831

Total Norway (Cost $1,951)			1,831

PORTUGAL 0.6%
Banco Espirito Santo S.A.
5.500% due 07/21/2010	EUR	650	939

Total Portugal (Cost $1,021)			939

SOUTH KOREA 0.2%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	255	357

Total South Korea (Cost $393)			357

SPAIN 0.5%
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$1,100	815

Total Spain (Cost $1,119)			815

SUPRANATIONAL 0.1%
European Investment Bank
5.375% due 05/20/2014	AUD	200	157

Total Supranational (Cost $157)			157

SWITZERLAND 0.7%
UBS AG
5.750% due 04/25/2018		$956	872
5.875% due 12/20/2017		319	298

Total Switzerland (Cost $1,269)			1,170

UNITED KINGDOM 4.9%
Barclays Bank PLC
6.050% due 12/04/2017		$765	664
7.434% due 09/29/2049		600	403
10.179% due 06/12/2021		400	427
Bauhaus Securities Ltd.
1.704% due 10/30/2052	EUR	80	109
British Sky Broadcasting Group PLC
9.500% due 11/15/2018		$800	958
HBOS PLC
6.750% due 05/21/2018		446	337
HSBC Holdings PLC
6.500% due 05/02/2036		574	562
Lloyds Banking Group PLC
5.920% due 09/29/2049		1,300	461
Lloyds TSB Bank PLC
2.208% due 04/02/2012		600	599
5.625% due 07/29/2049	EUR	377	529
Pearson Dollar Finance Two PLC
6.250% due 05/06/2018		$1,275	1,225
Royal Bank of Scotland Group PLC
2.625% due 05/11/2012		800	806
7.092% due 10/29/2049	EUR	400	194
9.118% due 03/31/2049		$382	311
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		100	90
United Kingdom Gilt
4.250% due 06/07/2032	GBP	100	163
XL Capital Finance Europe PLC
6.500% due 01/15/2012		$200	186

Total United Kingdom (Cost $8,850)			8,024

UNITED STATES 63.4%
ASSET-BACKED SECURITIES 3.6%
ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$259	211
AFC Home Equity Loan Trust
1.024% due 12/22/2027		11	6
Amortizing Residential Collateral Trust
1.014% due 10/25/2031		10	6
Amresco Residential Securities Mortgage Loan Trust
1.254% due 06/25/2029		9	5
Bear Stearns Asset-Backed Securities Trust
0.764% due 03/25/2043		10	9
0.974% due 10/25/2032		6	4
Capital Auto Receivables Asset Trust
1.769% due 10/15/2012		700	695
Countrywide Asset-Backed Certificates
0.364% due 08/25/2037		245	219
CS First Boston Mortgage Securities Corp.
0.934% due 01/25/2032		8	5
First Alliance Mortgage Loan Trust
0.545% due 12/20/2027		39	23
Ford Credit Auto Owner Trust
0.919% due 07/15/2010		537	537
1.219% due 01/15/2011		532	533
1.739% due 06/15/2012		365	366
Franklin Auto Trust
1.315% due 10/20/2011		223	224
GSAMP Trust
0.604% due 03/25/2034		29	28
Home Equity Mortgage Trust
5.500% due 01/25/2037		160	21
Mid-State Trust
8.330% due 04/01/2030		312	251
Nelnet Student Loan Trust
1.622% due 04/27/2015		325	325
Renaissance Home Equity Loan Trust
0.814% due 12/25/2033		37	18
Residential Asset Mortgage Products, Inc.
0.874% due 06/25/2032		10	5
Residential Asset Securities Corp.
0.814% due 07/25/2032		22	9
SLC Student Loan Trust
1.079% due 06/15/2017		510	495
SLM Student Loan Trust
2.592% due 04/25/2023		1,690	1,726
Structured Asset Securities Corp.
0.714% due 05/25/2034		39	32
Vanderbilt Acquisition Loan Trust
5.700% due 09/07/2023		39	38
Wells Fargo Home Equity Trust
0.544% due 10/25/2035		110	104

			5,895

CORPORATE BONDS & NOTES 17.5%
Aetna, Inc.
6.500% due 09/15/2018		300	301
American Express Bank FSB
0.438% due 05/29/2012		100	89
0.471% due 06/12/2012		300	266
American Express Co.
7.000% due 03/19/2018		829	806
American International Group, Inc.
4.875% due 03/15/2067	EUR	300	86
5.850% due 01/16/2018		$500	265
8.000% due 05/22/2038	EUR	1,500	474
8.175% due 05/15/2058		$1,300	371
8.250% due 08/15/2018		700	413
AutoZone, Inc.
5.875% due 10/15/2012		100	104
BAE Systems Holdings, Inc.
6.400% due 12/15/2011		200	212
Bank of America Corp.
4.750% due 05/23/2017	EUR	400	400
5.750% due 12/01/2017		$320	285
Bear Stearns Cos. LLC
0.763% due 10/02/2009 (i)	CAD	500	429
6.400% due 10/02/2017		$1,200	1,204
7.250% due 02/01/2018		1,100	1,161
Boston Scientific Corp.
6.000% due 06/15/2011		200	201
6.400% due 06/15/2016		300	281
Burlington Northern Santa Fe Corp.
5.750% due 03/15/2018		446	457
Citigroup Capital XXI
8.300% due 12/21/2077		300	234
Citigroup Funding, Inc.
2.125% due 07/12/2012		2,300	2,303
Citigroup, Inc.
6.000% due 08/15/2017		1,319	1,152
6.125% due 05/15/2018		1,085	951
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		637	621
CNA Financial Corp.
6.000% due 08/15/2011		300	286
Computer Sciences Corp.
5.500% due 03/15/2013		637	634
Constellation Energy Group, Inc.
7.000% due 04/01/2012		319	330
Cytec Industries, Inc.
6.000% due 10/01/2015		637	563
Daimler Finance North America LLC
5.750% due 09/08/2011		100	102
DR Horton, Inc.
6.000% due 04/15/2011		200	197
Erac USA Finance Co.
5.800% due 10/15/2012		700	656
Exelon Corp.
4.900% due 06/15/2015		637	594
GATX Financial Corp.
5.500% due 02/15/2012		637	633
General Electric Capital Corp.
1.616% due 05/22/2013		446	401
6.375% due 11/15/2067		500	334
Goldman Sachs Group, Inc.
1.616% due 05/18/2015	EUR	1,000	1,203
5.250% due 06/01/2016 (i)	CAD	500	415
5.375% due 02/15/2013	EUR	200	284
Health Care REIT, Inc.
5.875% due 05/15/2015		$400	349
Home Depot, Inc.
5.400% due 03/01/2016		637	637
International Business Machines Corp.
1.652% due 07/28/2011		200	201
International Lease Finance Corp.
5.350% due 03/01/2012		200	156
JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	149
6.000% due 01/15/2018		$500	498
JPMorgan Chase & Co. CPI Linked Bond
3.574% due 02/15/2012		100	87
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	200	244
JPMorgan Chase Capital XX
6.550% due 09/15/2066		$300	239
JPMorgan Chase Capital XXII
6.450% due 01/15/2087		200	160
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		1,339	1,299
Lehman Brothers Holdings, Inc.
2.950% due 05/25/2010 (a)		1,200	183
5.625% due 01/24/2013 (a)		500	78
6.875% due 05/02/2018 (a)		700	116
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		638	609
Masco Corp.
6.125% due 10/03/2016		200	168
Merrill Lynch & Co., Inc.
1.559% due 08/25/2014	EUR	100	117
1.570% due 05/30/2014		500	568
Morgan Stanley
1.557% due 10/18/2016		$200	162
Nabors Industries, Inc.
6.150% due 02/15/2018		637	612
NiSource Finance Corp.
6.800% due 01/15/2019		637	598
Sabre Holdings Corp.
7.350% due 08/01/2011		200	171
Sara Lee Corp.
6.250% due 09/15/2011		200	212
Sealed Air Corp.
5.625% due 07/15/2013		200	181
Sprint Nextel Corp.
6.000% due 12/01/2016		100	82
U.S. Bank N.A.
4.375% due 02/28/2017	EUR	750	880
Verizon Communications, Inc.
6.400% due 02/15/2038		$1	1
Viacom, Inc.
5.750% due 04/30/2011		200	205

			28,660

MORTGAGE-BACKED SECURITIES 8.3%
American Home Mortgage Assets
0.504% due 05/25/2046		536	198
0.524% due 10/25/2046		395	129
American Home Mortgage Investment Trust
0.554% due 05/25/2047		444	93
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		270	266
BCAP LLC Trust
0.484% due 01/25/2037		414	158
Bear Stearns Adjustable Rate Mortgage Trust
2.264% due 03/25/2035		71	61
2.500% due 08/25/2035		79	69
2.900% due 03/25/2035		146	126
3.788% due 08/25/2033		7	6
4.248% due 05/25/2034		93	73
4.630% due 05/25/2034		46	32
4.654% due 10/25/2033		62	55
5.457% due 05/25/2047		834	487
Bear Stearns Alt-A Trust
0.474% due 02/25/2034		97	55
5.362% due 05/25/2035		40	27
5.521% due 11/25/2035		353	191
5.694% due 11/25/2036		340	173
5.731% due 02/25/2036		1,036	459
6.250% due 08/25/2036		444	209
Bear Stearns Structured Products, Inc.
5.644% due 01/26/2036		263	145
Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049		300	213
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		184	146
4.748% due 08/25/2035		207	165
5.994% due 09/25/2037		847	459
Countrywide Alternative Loan Trust
0.395% due 09/20/2046		70	68
0.510% due 12/20/2046		395	159
0.525% due 07/20/2046		663	256
0.594% due 02/25/2037		679	309
0.664% due 05/25/2037		88	35
2.840% due 11/25/2035		120	53
3.380% due 11/25/2035		40	18
5.250% due 06/25/2035		85	68
5.886% due 02/25/2037		225	132
5.889% due 11/25/2035		640	359
6.000% due 04/25/2037		156	85
6.133% due 08/25/2036		252	218
6.250% due 08/25/2037		84	45
6.500% due 06/25/2036		188	93
Countrywide Home Loan Mortgage Pass-Through Trust
0.694% due 09/25/2034		101	51
4.543% due 08/25/2034		31	19
4.789% due 04/20/2035		28	25
Credit Suisse Mortgage Capital Certificates
5.579% due 04/25/2037		300	136
CS First Boston Mortgage Securities Corp.
4.214% due 08/25/2033		83	73
6.500% due 04/25/2033		14	13
First Horizon Asset Securities, Inc.
3.170% due 07/25/2033		22	19
4.742% due 12/25/2033		36	29
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		144	144
Greenpoint Mortgage Funding Trust
0.584% due 11/25/2045		22	11
GS Mortgage Securities Corp. II
0.408% due 03/06/2020		305	261
GSR Mortgage Loan Trust
3.726% due 06/25/2034		89	76
4.469% due 09/25/2035		350	295
4.535% due 03/25/2033		49	45
Harborview Mortgage Loan Trust
0.503% due 01/19/2038		143	61
2.190% due 12/19/2036		248	87
4.353% due 05/19/2033		83	71
Impac CMB Trust
1.314% due 07/25/2033		23	17
Indymac Index Mortgage Loan Trust
5.099% due 09/25/2035		289	179
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036		220	191
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		1,400	1,034
JPMorgan Mortgage Trust
4.381% due 11/25/2033		53	46
MASTR Alternative Loans Trust
0.714% due 03/25/2036		99	36
Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049		701	512
Merrill Lynch Mortgage Investors, Inc.
0.564% due 08/25/2036		68	31
4.668% due 02/25/2033		31	26
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035		293	237
Morgan Stanley Capital I
5.558% due 03/12/2044		319	259
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047		510	240
Residential Accredit Loans, Inc.
0.464% due 02/25/2047		250	96
0.494% due 06/25/2046		769	296
Residential Asset Securitization Trust
5.750% due 02/25/2036		69	44
Residential Funding Mortgage Securities I
6.500% due 03/25/2032		12	12
Sequoia Mortgage Trust
0.665% due 07/20/2033		181	146
Structured Adjustable Rate Mortgage Loan Trust
4.026% due 04/25/2034		93	78
4.802% due 02/25/2034		35	27
Structured Asset Mortgage Investments, Inc.
0.524% due 05/25/2046		178	72
0.534% due 05/25/2036		430	171
0.534% due 09/25/2047		500	95
0.893% due 07/19/2034		43	23
TBW Mortgage-Backed Pass-Through Certificates
0.424% due 01/25/2037		146	132
5.630% due 01/25/2037		300	141
Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048		800	618
WaMu Mortgage Pass-Through Certificates
0.624% due 01/25/2045		104	48
0.854% due 12/25/2027		321	240
2.139% due 02/25/2047		716	289
2.674% due 05/25/2041		21	17
2.877% due 02/27/2034		98	80
2.909% due 06/25/2033		33	26
5.394% due 02/25/2037		449	267
Washington Mutual Alternative Mortgage
Pass-Through Certificates
2.280% due 07/25/2046		149	51
Wells Fargo Mortgage-Backed Securities Trust
4.500% due 11/25/2018		69	67
4.694% due 04/25/2036		270	218
4.950% due 03/25/2036		370	262

			13,633

MUNICIPAL BONDS & NOTES 1.7%
Chicago, Illinois General Obligation Bonds, Series 2009
5.000% due 01/01/2034		900	870
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (b)		600	253
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		380	382
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034		765	514
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038		200	189
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		400	226
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		100	5
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037		100	61
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		485	326

			2,826

	SHARES
PREFERRED STOCKS 0.9%
DG Funding Trust
1.343% due 12/31/2049		172	1,488
SLM Corp. CPI Linked
0.750% due 01/16/2018		1,800	22

			1,510

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 30.6%
Fannie Mae
0.414% due 01/25/2021		$134	131
0.514% due 10/27/2037		1,000	911
0.564% due 06/25/2044		37	37
4.287% due 11/01/2034		346	350
4.934% due 12/01/2034		156	161
5.000% due 08/25/2016 - 08/01/2035		1,394	1,427
5.500% due 10/01/2016 - 06/01/2038		12,667	13,112
5.500% due 11/01/2038 (f)		25	26
6.000% due 09/01/2037 (d)		6,714	7,028
6.000% due 10/01/2037 - 07/25/2044		1,216	1,271
6.500% due 11/25/2042		308	315
Freddie Mac
0.702% due 03/09/2011 (d)		300	301
0.769% due 12/15/2031		2	2
0.888% due 02/01/2011 (d)		423	422
0.926% due 05/04/2011 (d)		6	6
2.638% due 10/25/2044		346	340
4.500% due 12/15/2010 - 07/15/2018		253	261
5.000% due 11/15/2021 - 03/15/2025		99	101
5.328% due 04/01/2037		43	44
Ginnie Mae
0.918% due 02/16/2030		62	62
0.968% due 02/16/2030		56	56
4.125% due 11/20/2021 - 12/20/2026		34	35
4.250% due 01/20/2030		24	24
4.625% due 07/20/2022 - 09/20/2026		84	86
5.375% due 05/20/2028 - 06/20/2030		89	92
5.500% due 07/01/2039		6,000	6,192
6.000% due 07/01/2024 - 07/01/2039		8,264	8,700
6.500% due 08/15/2038 - 12/15/2038		6,001	6,369
Small Business Administration
5.600% due 09/01/2028		874	929
6.640% due 02/01/2011		21	22
Tennessee Valley Authority
5.880% due 04/01/2036		637	680
7.140% due 05/23/2012		637	724

			50,217

U.S. TREASURY OBLIGATIONS 0.8%
U.S. Treasury Notes
0.875% due 04/30/2011 (f)		1,309	1,306

Total United States (Cost $116,957)			104,047

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
0.010% due 07/01/2009		$785	785

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/27/2009 valued at $805. Repurchase proceeds are $785.)
U.S. TREASURY BILLS 0.1%
0.127% due 07/02/2009 (d)		120	120

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 0.1%
		10,697	107

Total Short-Term Instruments (Cost $1,012)			1,012

Total Investments 110.1% (Cost $195,393)			$180,798
Written Options (h) (0.0%) (Premiums $45)			(17)
Other Assets and Liabilities (Net) (10.1%)			(16,608)

Net Assets 100.0%			$164,173

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Security becomes interest bearing at a future date.

(c) Affiliated to the Fund.

(d) Securities with an aggregate market value of $881 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(e) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $2,059 at a weighted average interest rate of 0.293%. On June 30, 2009, there were no open reverse repurchase agreements.

(f) Securities with an aggregate market value of $1,331 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	36	$4
Japan Government 10-Year Bond September Futures	Long	09/2009	6	143
U.S. Treasury 10-Year Note September Futures	Long	09/2009	8	7
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	135	(86)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	58	22
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	2	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	284	(84)

				$4

(g) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Aetna, Inc.	GSC	(0.950%)	09/20/2018	0.740%		$300	$(5)	$0	$(5)
AutoZone, Inc.	CITI	(0.680%)	12/20/2012	0.502%		100	(1)	0	(1)
BAE Systems Holdings, Inc.	UBS	(0.140%)	12/20/2011	0.705%		200	3	0	3
Barclays Bank PLC	RBS	(2.350%)	12/20/2017	2.120%		300	(5)	0	(5)
Bear Stearns Cos. LLC	CITI	(1.200%)	03/20/2018	1.074%		800	(7)	0	(7)
Bear Stearns Cos. LLC	CSFB	(0.760%)	12/20/2017	1.077%		1,000	22	0	22
Bear Stearns Cos. LLC	RBS	(2.223%)	03/20/2018	1.074%		300	(25)	0	(25)
Boston Scientific Corp.	MLP	(0.510%)	06/20/2011	1.056%		200	2	0	2
Boston Scientific Corp.	UBS	(2.060%)	06/20/2016	1.111%		300	(17)	0	(17)
British Sky Broadcasting Group PLC	BCLY	(0.700%)	12/20/2018	0.707%		800	0	0	0
Burlington Northern Santa Fe Corp.	RBS	(0.510%)	03/20/2018	0.513%		446	0	0	0
Cleveland Electric Illuminating Co.	RBS	(0.940%)	06/20/2017	2.148%		637	49	0	49
CNA Financial Corp.	JPM	(0.440%)	09/20/2011	3.246%		300	18	0	18
Computer Sciences Corp.	MSC	(0.620%)	03/20/2013	0.490%		637	(3)	0	(3)
Constellation Energy Group, Inc.	JPM	(0.665%)	06/20/2012	1.822%		319	10	0	10
Cytec Industries, Inc.	DUB	(0.950%)	12/20/2015	2.522%		637	53	0	53
Daimler Finance N.A. LLC	RBS	(0.620%)	09/20/2011	1.524%		100	2	0	2
DR Horton, Inc.	BNP	(4.030%)	06/20/2011	2.851%		200	(5)	0	(5)
Erac USA Finance Co.	JPM	(2.700%)	12/20/2012	2.718%		700	0	0	0
Exelon Corp.	CITI	(1.260%)	06/20/2015	2.226%		637	31	0	31
GATX Financial Corp.	RBS	(0.605%)	03/20/2012	2.344%		637	28	0	28
Health Care REIT, Inc.	BCLY	(2.930%)	06/20/2015	3.164%		400	4	0	4
Home Depot, Inc.	BOA	(1.100%)	03/20/2016	0.918%		637	(7)	0	(7)
International Lease Finance Corp.	MLP	(0.130%)	03/20/2012	9.924%		200	43	0	43
JPMorgan Chase & Co.	DUB	(0.720%)	03/20/2018	1.025%		100	2	0	2
JPMorgan Chase & Co.	DUB	(0.740%)	03/20/2018	1.025%		500	10	0	10
JPMorgan Chase & Co.	UBS	(0.730%)	03/20/2018	1.025%		300	6	0	6
Marsh & McLennan Cos., Inc.	BOA	(0.990%)	09/20/2015	0.552%		638	(16)	0	(16)
Masco Corp.	CSFB	(0.907%)	12/20/2016	3.379%		200	27	0	27
Nabors Industries, Inc.	DUB	(0.630%)	03/20/2018	1.382%		637	34	0	34
NiSource Finance Corp.	MSC	(1.470%)	03/20/2019	2.136%		637	30	0	30
Pearson Dollar Finance PLC	SOG	(1.040%)	06/20/2018	0.560%		1,000	(37)	0	(37)
Pearson Dollar Finance Two PLC	CITI	(0.690%)	06/20/2018	0.560%		275	(3)	0	(3)
Royal Caribbean Cruises Ltd.	BOA	(0.480%)	06/20/2010	7.313%		100	6	0	6
Sabre Holdings Corp.	JPM	(0.930%)	09/20/2011	10.049%		200	36	0	36
Sara Lee Corp.	RBS	(0.630%)	09/20/2011	0.299%		200	(1)	0	(1)
Sealed Air Corp.	CSFB	(0.500%)	09/20/2013	1.255%		200	6	0	6
Sprint Nextel Corp.	JPM	(1.065%)	12/20/2016	3.755%		100	15	0	15
Tate & Lyle International Finance PLC	DUB	(0.510%)	12/20/2014	1.529%		100	5	0	5
Tyco Electronics Group S.A.	BOA	(1.100%)	03/20/2014	2.148%		1,000	43	80	(37)
UBS Warburg LLC	BCLY	(2.300%)	03/20/2014	1.256%	EUR	400	(26)	0	(26)
UBS Warburg LLC	BOA	(2.280%)	06/20/2018	1.273%		$100	(7)	0	(7)
UBS Warburg LLC	DUB	(2.080%)	03/20/2014	1.256%	EUR	500	(25)	0	(25)
Viacom, Inc.	UBS	(0.470%)	06/20/2011	1.490%		$200	4	7	(3)
Vivendi	BNP	(1.742%)	06/20/2013	1.186%		200	(4)	0	(4)
Vivendi	BNP	(1.780%)	06/20/2013	1.186%		100	(2)	0	(2)
Vivendi	BNP	(1.820%)	06/20/2013	1.186%		146	(4)	0	(4)
Vivendi	JPM	(1.500%)	06/20/2018	1.284%		100	(2)	0	(2)
XL Capital Finance Europe PLC	BCLY	(0.310%)	03/20/2012	4.249%		200	19	0	19

							$306	$87	$219

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2013	2.396%	$600	$(31)	$0	$(31)
General Electric Capital Corp.	DUB	4.100%	12/20/2013	4.336%	1,000	(8)	0	(8)
SLM Corp.	GSC	0.700%	06/20/2012	8.543%	100	(19)	0	(19)

						$(58)	$0	$(58)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-7 10-Year Index	BOA	(0.650%)	12/20/2016	$6,026	$365	$(43)	$408
CDX.IG-7 10-Year Index	MSC	(0.650%)	12/20/2016	486	29	(3)	32
CDX.IG-8 10-Year Index	DUB	(0.600%)	06/20/2017	5,661	354	43	311
CDX.IG-8 10-Year Index	GSC	(0.600%)	06/20/2017	2,928	183	71	112
CDX.IG-9 10-Year Index	DUB	(0.800%)	12/20/2017	1,562	88	58	30
CDX.IG-10 10-Year Index	GSC	(1.500%)	06/20/2018	585	5	(20)	25
CDX.IG-10 10-Year Index	MSC	(1.500%)	06/20/2018	488	4	(7)	11
CDX.IG-12 5-Year Index	MSC	(1.000%)	06/20/2014	3,600	51	141	(90)
CDX.IG-12 10-Year Index	GSC	(1.000%)	06/20/2019	2,800	49	115	(66)

					$1,128	$355	$773

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$400	$(308)	$(120)	$(188)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	499	(334)	(152)	(182)

					$(642)	$(272)	$(370)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR 3,000	$145	$(3)	$148
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY	6,300	353	(7)	360
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS	3,500	201	4	197
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY	500	10	0	10
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS	600	10	0	10
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC	1,600	37	0	37
Pay	3-Month AUD Bank Bill	4.500%	06/15/2012	DUB	AUD 18,500	(229)	8	(237)
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	BCLY	SEK 1,000	11	(1)	12
Pay	3-Month SEK-STIBOR	4.500%	03/18/2014	GSC	1,000	11	(1)	12
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	BCLY	$400	2	0	2
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	RBS	300	2	0	2
Pay	6-Month EUR-LIBOR	3.000%	09/15/2011	DUB	EUR 3,200	22	9	13
Pay	6-Month EUR-LIBOR	3.000%	09/15/2012	DUB	8,900	19	49	(30)
Pay	6-Month EUR-LIBOR	3.000%	09/15/2012	JPM	11,500	24	77	(53)
Pay	6-Month EUR-LIBOR	3.000%	09/15/2012	RBS	7,600	16	44	(28)
Pay	6-Month GBP-LIBOR	3.500%	03/17/2015	CITI	GBP 200	(11)	(11)	0
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	BOA	JPY 450,000	6	(10)	16
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	RBS	640,000	9	(6)	15
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	UBS	730,000	10	(1)	11
Pay	6-Month JPY-LIBOR	1.500%	12/16/2016	BCLY	380,000	84	76	8

						$732	$227	$505

(h) Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar September Futures	$98.625	09/14/2009	7	$1	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	$7,800	$36	$16
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.900%	07/06/2009	5,600	5	0
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.150%	08/03/2009	1,200	3	1

							$44	$17

(i) Restricted securities as of June 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bear Stearns Cos. LLC	0.763%	10/02/2009	06/06/2008	$488	$429	0.26%
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	451	415	0.25%

				$939	$844	0.51%

(j) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	07/01/2039	$6,000	$6,198	$6,192

(k) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	BCLY	16,933	03/2009	61	0	61
Sell	AUD	BCLY	2,000	07/2009	$1	$0	$1
Sell		DUB	2,020	07/2009	0	(19)	(19)
Buy		GSC	97	07/2009	0	0	0
Sell		GSC	518	07/2009	0	(10)	(10)
Sell		MSC	141	07/2009	0	(1)	(1)
Sell		RBC	499	07/2009	0	(7)	(7)
Sell	BRL	HSBC	27	08/2009	0	(1)	(1)
Buy	CAD	CSFB	96	07/2009	0	(4)	(4)
Sell		HSBC	300	08/2009	1	0	1
Sell		JPM	7,220	08/2009	369	0	369
Buy		MSC	305	08/2009	0	(14)	(14)
Sell	CLP	BCLY	11,032	11/2009	0	(2)	(2)
Buy		CITI	8,300	11/2009	1	0	1
Buy	CNY	BCLY	385	07/2009	0	(4)	(4)
Sell		BCLY	3,260	07/2009	0	(10)	(10)
Buy		DUB	5,831	07/2009	0	(51)	(51)
Buy		HSBC	1,806	07/2009	0	(15)	(15)
Buy		JPM	1,624	07/2009	0	(14)	(14)
Sell		JPM	6,386	07/2009	0	(24)	(24)
Buy		BCLY	483	09/2009	1	0	1
Buy		CITI	486	09/2009	1	0	1
Buy		DUB	2,217	09/2009	5	0	5
Sell		DUB	4,571	09/2009	0	(22)	(22)
Buy		HSBC	971	09/2009	2	0	2
Buy		JPM	414	09/2009	1	0	1
Buy		BCLY	2,234	05/2010	0	(32)	(32)
Sell		BCLY	4,753	05/2010	0	(40)	(40)
Buy		MLP	2,519	05/2010	0	(35)	(35)
Sell	DKK	RBS	2,426	07/2009	6	0	6
Sell		RBS	2,426	10/2009	0	0	0
Buy	EUR	BCLY	607	07/2009	2	(3)	(1)
Sell		BCLY	8,394	07/2009	2	(62)	(60)
Sell		BNP	132	07/2009	0	0	0
Buy		GSC	564	07/2009	0	0	0
Sell		GSC	15,179	07/2009	160	0	160
Sell		HSBC	4,898	07/2009	0	(46)	(46)
Buy		JPM	39	07/2009	0	0	0
Buy		RBS	68	07/2009	0	0	0
Sell	GBP	BCLY	1,382	07/2009	0	(157)	(157)
Buy		CITI	51	07/2009	2	0	2
Sell		CITI	570	07/2009	0	(47)	(47)
Buy		CSFB	479	07/2009	23	0	23
Buy		JPM	63	07/2009	0	0	0
Buy		RBS	743	07/2009	48	0	48
Sell		RBC	230	07/2009	0	(4)	(4)
Buy		UBS	101	07/2009	2	0	2
Sell		MSC	895	08/2009	6	0	6
Sell	HKD	BCLY	223	09/2009	0	0	0
Sell		BOA	287	09/2009	0	0	0
Sell		CITI	147	09/2009	0	0	0
Sell		DUB	156	09/2009	0	0	0
Sell		JPM	156	09/2009	0	0	0
Sell	INR	BCLY	12	07/2009	0	0	0
Buy		BOA	26	07/2009	0	0	0
Buy		CITI	32	07/2009	0	0	0
Sell		CITI	31	07/2009	0	0	0
Buy		DUB	24	07/2009	0	0	0
Sell		HSBC	12	07/2009	0	0	0
Sell		JPM	12	07/2009	0	0	0
Sell		MSC	11	07/2009	0	0	0
Buy		BCLY	12	10/2009	0	0	0
Buy		CITI	36	10/2009	0	0	0
Buy		HSBC	12	10/2009	0	0	0
Buy		JPM	12	10/2009	0	0	0
Buy		MSC	11	10/2009	0	0	0
Buy	JPY	BCLY	53,259	07/2009	7	(1)	6
Buy		BNP	1,065	07/2009	0	0	0
Sell		BNP	262,698	07/2009	0	(3)	(3)
Buy		GSC	7,867	07/2009	2	0	2
Sell		GSC	5,805	07/2009	0	(1)	(1)
Buy		RBC	68,207	07/2009	10	0	10
Sell		MSC	138,106	08/2009	0	0	0
Sell	KRW	BCLY	3,357	07/2009	0	0	0
Sell		BOA	2,023	07/2009	0	0	0
Sell		CITI	2,012	07/2009	0	0	0
Sell		DUB	625	07/2009	0	0	0
Buy	MYR	BCLY	414	08/2009	5	0	5
Sell		BCLY	1,090	08/2009	0	(3)	(3)
Buy		CITI	320	08/2009	3	0	3
Buy		HSBC	369	08/2009	4	0	4
Buy	PHP	BCLY	4,710	08/2009	0	0	0
Buy		CITI	3,002	08/2009	0	0	0
Sell		CITI	10,004	08/2009	1	0	1
Buy		DUB	1,998	08/2009	0	0	0
Sell	SEK	RBS	264	07/2009	2	0	2
Sell		RBS	264	10/2009	0	0	0
Buy	SGD	HSBC	101	07/2009	0	0	0
Sell		HSBC	90	07/2009	0	(3)	(3)
Buy	TWD	BCLY	67	08/2009	0	0	0
Buy		CITI	24	08/2009	0	0	0
Buy		DUB	31	08/2009	0	0	0
Buy		JPM	63	08/2009	0	0	0
Sell	ZAR	BCLY	4	11/2009	0	0	0

					$667	$(635)	$32

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
France	$0	$22,028	$0	$22,028
Japan	0	12,574	0	12,574
United States	0	103,836	211	104,047
Other Investments++	107	40,705	1,337	42,149

Investments, at value	$107	$179,143	$1,548	$180,798

Short Sales, at value	$0	$(6,192)	$0	$(6,192)

Financial Derivative Instruments+++	$4	$530	$554	$1,088

Total	$111	$173,481	$2,102	$175,694

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2009
United States	$242	$(38)	$0	$2	$5	$0	$211
Other Investments++	996	577	2	(9)	116	(345)	1,337

Investments, at value	$1,238	$539	$2	$(7)	$121	$(345)	$1,548

Financial Derivative Instruments+++	$719	$0	$0	$0	$30	$(195)	$554

Total	$1,957	$539	$2	$(7)	$151	$(540)	$2,102

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Global Multi-Asset Fund

June 30, 2009 (Unaudited)

	SHARES	MARKET VALUE (000s)
PIMCO FUNDS (b)(c) 26.0%
CommodityRealReturn Strategy Fund®	4,049,189	$28,911
Emerging Local Bond Fund	956,915	8,583
Emerging Markets Bond Fund	1,288,763	12,076
Global Bond Fund (Unhedged)	2,932,242	25,892
Investment Grade Corporate Bond Fund	787,452	8,182
Real Return Fund	1,233,609	12,743
RealEstateRealReturn Strategy Fund	2,499,178	7,173
Total Return Fund	4,095,452	42,797

Total PIMCO Funds (Cost $139,277)		146,357

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 15.2%
BANKING & FINANCE 12.0%
American Express Bank FSB
3.150% due 12/09/2011	$5,000	5,180
Bank of America Corp.
2.100% due 04/30/2012	5,000	5,012
5.750% due 12/01/2017	1,465	1,307
7.375% due 05/15/2014	4,800	4,965
Bear Stearns Cos. LLC
7.250% due 02/01/2018	1,465	1,547
Block Financial LLC
7.875% due 01/15/2013	1,000	1,085
Citibank N.A.
1.016% due 05/07/2012	10,000	9,984
General Electric Capital Corp.
3.000% due 12/09/2011	5,000	5,161
ING Bank NV
2.625% due 02/09/2012	1,250	1,266
3.900% due 03/19/2014	4,000	4,078
LeasePlan Corp. NV
3.000% due 05/07/2012	7,000	7,032
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	1,000	954
Pearson Dollar Finance Two PLC
6.250% due 05/06/2018	750	721
Rabobank Nederland NV
11.000% due 12/29/2049	2,200	2,454
Royal Bank of Scotland Group PLC
1.320% due 04/08/2011	10,000	9,991
Swedbank AB
2.800% due 02/10/2012	5,330	5,398
Wachovia Corp.
1.218% due 08/01/2013	1,460	1,312

		67,447

INDUSTRIALS 2.4%
Black & Decker Corp.
8.950% due 04/15/2014	500	549
CSX Corp.
6.250% due 03/15/2018	250	253
Cytec Industries, Inc.
8.950% due 07/01/2017 (a)	500	499
Daimler Finance North America LLC
5.750% due 09/08/2011	500	511
Darden Restaurants, Inc.
6.200% due 10/15/2017	500	475
Gaz Capital S.A.
8.146% due 04/11/2018	1,500	1,406
Macy’s Retail Holdings, Inc.
8.875% due 07/15/2015	2,000	1,938
Nabors Industries, Inc.
6.150% due 02/15/2018	500	481
Newell Rubbermaid, Inc.
6.250% due 04/15/2018	965	809
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015	500	449
Rohm & Haas Co.
6.000% due 09/15/2017	1,000	895
RR Donnelley & Sons Co.
5.625% due 01/15/2012	2,000	1,933
11.250% due 02/01/2019	1,000	1,060
UST, Inc.
5.750% due 03/01/2018	1,000	914
Valero Energy Corp.
9.375% due 03/15/2019	250	285
Whirlpool Corp.
7.750% due 07/15/2016	1,000	981

		13,438

UTILITIES 0.8%
CenturyTel, Inc.
6.000% due 04/01/2017	1,000	904
Embarq Corp.
7.082% due 06/01/2016	4,000	3,911

		4,815

Total Corporate Bonds & Notes (Cost $82,491)		85,700

U.S. GOVERNMENT AGENCIES 22.8%
Fannie Mae
0.966% due 08/05/2010 (d)	9,640	9,660
5.500% due 06/01/2038 - 11/01/2038	22,556	23,313
6.000% due 03/01/2036 - 12/01/2038	44,972	47,078
6.000% due 08/01/2037 (f)	22,233	23,272
Federal Home Loan Bank
1.625% due 07/27/2011	11,300	11,370
Freddie Mac
0.926% due 05/04/2011	314	315
2.125% due 03/23/2012	13,600	13,736

Total U.S. Government Agencies (Cost $128,244)		128,744

U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Notes
0.875% due 04/30/2011 (f)	2,554	2,548

Total U.S. Treasury Obligations (Cost $2,555)		2,548

	SHARES
EXCHANGE-TRADED FUNDS 5.3%
iShares MSCI EAFE Index Fund	321,000	14,705
SPDR Gold Trust	164,073	14,960

Total Exchange-Traded Funds (Cost $27,712)		29,665

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 29.2%
REPURCHASE AGREEMENTS 4.3%
Barclays Capital, Inc.
0.020% due 07/01/2009	$3,000	3,000
(Dated 06/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2016 valued at $3,103. Repurchase proceeds are $3,000.)
JPMorgan Chase Bank N.A.
0.090% due 07/01/2009	20,000	20,000
(Dated 06/30/2009. Collateralized by Fannie Mae 1.750% due 03/23/2011 valued at $20,443. Repurchase proceeds are $20,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2009	1,190	1,190
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $1,215. Repurchase proceeds are $1,190.)
		24,190

U.S. TREASURY BILLS 0.2%
0.104% due 07/16/2009 (d)(e)	1,060	1,060

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (b) 24.7%
	13,889,017	139,015

Total Short-Term Instruments (Cost $164,251)		164,265

PURCHASED OPTIONS (h) 0.7% (Cost $9,857)		3,861
Total Investments 99.6% (Cost $554,387)		$561,140
Written Options (i) (0.4%) (Premiums $4,752)		(2,086)
Other Assets and Liabilities (Net) 0.8%		4,141

Net Assets 100.0%		$563,195

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-Issued security.

(b) Affiliated to the Fund

(c) Institutional Class Shares of each Allianz Fund.

(d) Securities with an aggregate market value of $1,174 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(e) Securities with an aggregate market value of $290 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2009.

(f) Securities with an aggregate market value of $5,362 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
S&P 500 Index September Futures	Long	09/2009	217	$(907)

(g) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	BCLY	(1.000%)	06/20/2014	2.169%	$4,800	$243	$196	$47
Black & Decker Corp.	CITI	(2.200%)	06/20/2014	1.650%	500	(13)	0	(13)
Block Financial LLC	JPM	(1.270%)	03/20/2013	0.709%	1,000	(20)	0	(20)
CenturyTel, Inc.	JPM	(2.000%)	06/20/2017	0.881%	1,000	(77)	0	(77)
CSX Corp.	BCLY	(1.350%)	03/20/2018	0.775%	250	(11)	0	(11)
Cytec Industries, Inc.	CITI	(1.000%)	09/20/2017	1.000%	300	28	28	0
Cytec Industries, Inc.	DUB	(1.000%)	09/20/2017	1.000%	200	17	17	0
Daimler Finance N.A. LLC	BNP	(4.100%)	09/20/2011	1.524%	500	(29)	0	(29)
Darden Restaurants, Inc.	DUB	(2.250%)	12/20/2017	1.218%	500	(36)	0	(36)
Embarq Corp.	BCLY	(1.650%)	06/20/2016	1.094%	2,000	(68)	0	(68)
Embarq Corp.	DUB	(1.000%)	06/20/2016	1.054%	1,000	3	(16)	19
Embarq Corp.	JPM	(2.350%)	06/20/2016	1.094%	1,000	(77)	0	(77)
JSC Gazprom	BCLY	(8.850%)	12/20/2018	4.615%	1,500	(406)	0	(406)
Macy’s Retail Holdings, Inc.	BCLY	(6.780%)	09/20/2015	3.846%	2,000	(287)	0	(287)
Marsh & McLennan Cos., Inc.	DUB	(1.000%)	09/20/2015	0.531%	1,000	(27)	(23)	(4)
Nabors Industries, Inc.	BCLY	(2.710%)	03/20/2018	1.382%	500	(47)	0	(47)
Newell Rubbermaid, Inc.	UBS	(1.790%)	06/20/2018	1.533%	965	(18)	0	(18)
Pearson Dollar Finance Two PLC	BCLY	(0.770%)	06/20/2018	0.560%	750	(12)	0	(12)
Rio Tinto Alcan, Inc.	BCLY	(1.740%)	06/20/2015	0.463%	500	(35)	0	(35)
Rohm & Haas Co.	BNP	(1.600%)	09/20/2017	0.902%	1,000	(49)	0	(49)
RR Donnelley & Sons Co.	BOA	(3.500%)	03/20/2019	3.314%	1,000	(13)	0	(13)
RR Donnelley & Sons Co.	UBS	(2.640%)	03/20/2012	3.365%	2,000	35	0	35
UST, Inc.	BCLY	(0.700%)	03/20/2018	0.381%	1,000	(24)	0	(24)
Valero Energy Corp.	GSC	(2.700%)	03/20/2019	2.450%	250	(5)	0	(5)
Whirlpool Corp.	BOA	(2.980%)	09/20/2016	2.483%	1,000	(29)	0	(29)

						$(957)	$202	$(1,159)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Brazil Government International Bond	DUB	3.050%	12/20/2009	0.793%	$500	$6	$0	$6
Brazil Government International Bond	DUB	1.400%	05/20/2010	0.915%	1,500	11	0	11
Brazil Government International Bond	JPM	2.900%	11/20/2009	0.794%	1,000	12	0	12
Brazil Government International Bond	JPM	3.050%	11/20/2009	0.794%	100	1	0	1
Brazil Government International Bond	MLP	2.250%	11/20/2009	0.794%	150	1	0	1
Brazil Government International Bond	UBS	3.250%	12/20/2009	0.793%	500	6	0	6
Colombia Government International Bond	DUB	2.150%	05/20/2010	1.033%	2,000	28	0	28
General Electric Capital Corp.	BNP	4.700%	12/20/2013	4.336%	1,465	21	0	21
Mexico Government International Bond	DUB	2.950%	12/20/2009	1.180%	500	5	0	5
Mexico Government International Bond	JPM	2.100%	11/20/2009	1.180%	150	1	0	1
Mexico Government International Bond	JPM	2.850%	11/20/2009	1.180%	1,000	10	0	10
Mexico Government International Bond	JPM	2.900%	11/20/2009	1.180%	100	1	0	1
Mexico Government International Bond	MLP	2.100%	05/20/2010	1.280%	920	10	0	10
Mexico Government International Bond	UBS	3.100%	12/20/2009	1.180%	500	5	0	5
Republic of Korea Government Bond	JPM	3.430%	12/20/2009	1.595%	500	5	0	5
Republic of Korea Government Bond	JPM	3.450%	12/20/2009	1.595%	1,000	10	0	10
Republic of Korea Government Bond	JPM	3.800%	12/20/2009	1.595%	100	1	0	1
Republic of Korea Government Bond	UBS	1.900%	12/20/2009	1.595%	150	0	0	0
Republic of Korea Government Bond	UBS	3.500%	12/20/2009	1.595%	500	5	0	5
Russia Government International Bond	JPM	6.500%	11/20/2009	1.770%	100	3	0	3
Russia Government International Bond	MLP	3.800%	11/20/2009	1.770%	150	2	0	2
Russia Government International Bond	MSC	10.500%	11/20/2009	1.770%	1,000	47	0	47

						$191	$0	$191

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 5-Year Index 15-30%	DUB	0.900%	12/20/2012	$500	$1	$0	$1
CDX.IG-9 5-Year Index 15-30%	DUB	1.040%	12/20/2012	500	3	0	3
CDX.IG-9 5-Year Index 15-30%	DUB	1.160%	12/20/2012	500	6	0	6
CDX.IG-9 5-Year Index 15-30%	DUB	1.820%	12/20/2012	2,500	84	0	84
CDX.IG-9 5-Year Index 15-30%	MLP	1.720%	12/20/2012	2,500	75	0	75
CDX.IG-9 5-Year Index 15-30%	MSC	1.163%	12/20/2012	3,000	33	0	33

					$202	$0	$202

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	iShares MSCI EM Index	512,997	1-Month USD-LIBOR plus 0.175%	$17,062	07/31/2009	MLP	$(408)
Receive	iShares MSCI EAFE Index	353,131	1-Month USD-LIBOR plus 0.210%	16,488	04/15/2010	MLP	20

							$(388)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h) Purchased options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index December Futures	$600.000	12/19/2009	293	$1,284	$170
Put - CBOE S&P 500 Index December Futures	700.000	12/19/2009	115	817	155
Put - CBOE S&P 500 Index September Futures	700.000	09/19/2009	115	642	52
Put - CME S&P 500 Index December Futures	700.000	12/18/2010	735	7,058	3,381

				$9,801	$3,758

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date		Notional Amount	Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	5.000%	09/14/2018	GBP	2,000	$56	$103

(i) Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index December Futures	$500.000	12/19/2009	115	$197	$28
Put - CME S&P 500 Index December Futures	600.000	12/18/2010	735	4,555	2,058

				$4,752	$2,086

(j) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	07/01/2039	$23,200	$23,693	$23,943
Fannie Mae	6.000%	07/01/2039	66,500	69,207	69,503

				$92,900	$93,446

(k) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	BCLY	2,729	08/2009	$1	$0	$1
Sell	EUR	JPM	73	07/2009	0	0	0
Sell	GBP	JPM	135	07/2009	0	(13)	(13)
Sell		JPM	135	08/2009	0	0	0

					$1	$(13)	$(12)

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
PIMCO Funds	$146,357	$0	$0	$146,357
Corporate Bonds & Notes	0	85,700	0	85,700
U.S. Government Agencies	0	128,744	0	128,744
Exchange-Traded Funds	29,665	0	0	29,665
Short-Term Instruments	139,015	25,250	0	164,265
Other Investments++	3,758	2,651	0	6,409

Investments, at value	$318,795	$242,345	$0	$561,140

Short Sales, at value	$0	$(93,446)	$0	$(93,446)

Financial Derivative Instruments+++	$(2,993)	$(1,166)	$0	$(4,159)

Total	$315,802	$147,733	$0	$463,535

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

GNMA Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. GOVERNMENT AGENCIES 186.4%
Fannie Mae
4.000% due 08/01/2018 - 08/01/2039	$82,976	$81,414
4.500% due 07/01/2024 - 08/01/2039	112,700	112,284
4.925% due 09/01/2021	9	10
5.000% due 01/01/2018 - 08/01/2039	234,490	238,844
5.351% due 03/01/2018	11	12
5.500% due 12/01/2020 - 07/01/2039	166,237	171,859
6.000% due 09/01/2021 - 07/01/2039	115,101	120,517
6.387% due 03/25/2039	14,907	15,169
6.500% due 08/01/2039	30,200	32,021
Freddie Mac
3.700% due 05/01/2031	10	11
4.000% due 07/01/2039	31,000	29,967
4.348% due 05/01/2019	10	10
4.575% due 06/01/2030	3	3
5.000% due 11/01/2036	3,845	3,924
5.500% due 04/01/2038 - 01/01/2039	3,684	3,808
6.000% due 02/01/2039	200	209
7.500% due 08/15/2029 (a)	26	4
Ginnie Mae
0.518% due 01/16/2031 - 02/16/2032	2,430	2,415
0.568% due 08/16/2032	1,271	1,251
0.618% due 12/16/2026 - 08/16/2031	605	593
0.707% due 11/16/2045 (a)	160,611	5,776
0.768% due 11/16/2029	3,392	3,376
0.818% due 07/16/2028	110	110
0.868% due 04/16/2032	221	219
0.875% due 05/16/2027	60	59
0.968% due 05/16/2029	291	291
1.420% due 01/16/2030 - 02/16/2030	10,359	10,559
1.690% due 08/20/2058	47,756	44,354
2.625% due 02/20/2035	381	377
3.000% due 02/20/2034	2,604	2,619
3.157% due 05/20/2039	9,732	9,906
3.208% due 02/20/2059	12,492	12,716
3.255% due 05/20/2058	91,120	84,312
3.290% due 05/20/2039	12,308	12,529
3.500% due 01/20/2034	1,061	1,067
3.750% due 01/20/2031 - 11/20/2034	7,146	7,205
4.000% due 10/20/2033 - 08/01/2039	168,004	162,314
4.125% due 12/20/2017 - 10/20/2030	4,576	4,653
4.250% due 02/20/2030	836	850
4.375% due 02/20/2024 - 03/20/2028	801	817
4.500% due 02/20/2018 - 08/01/2039	169,390	169,226
4.625% due 07/20/2018 - 09/20/2035	13,909	14,250
5.000% due 02/20/2034 - 07/01/2039	146,298	149,104
5.375% due 06/20/2021 - 05/20/2032	6,737	6,946
5.500% due 05/20/2016 - 08/01/2039	281,007	289,880
6.000% due 06/15/2028 - 07/01/2039	276,275	288,152
6.000% due 08/15/2038 (g)	28,605	29,847
6.500% due 12/15/2023 - 07/01/2039	51,865	55,034
7.500% due 10/15/2022 - 06/15/2032	3,675	3,960
Small Business Administration
5.600% due 09/01/2028	5,191	5,517
7.449% due 08/01/2010	23	23

Total U.S. Government Agencies (Cost $2,172,648)		2,190,373

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Notes
0.875% due 05/31/2011 (g)	333	332

Total U.S. Treasury Obligations (Cost $330)		332

MORTGAGE-BACKED SECURITIES 6.4%
Bear Stearns Commercial Mortgage Securities
0.555% due 09/11/2042 (a)	30,382	320
5.405% due 12/11/2040	3,000	2,676
5.700% due 06/11/2050	4,000	3,189
Bear Stearns Structured Products, Inc.
5.644% due 01/26/2036	6,323	3,495
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.617% due 10/15/2048 (a)	163,066	2,450
5.322% due 12/11/2049	6,790	5,030
Credit Suisse Mortgage Capital Certificates
0.772% due 09/15/2039 (a)	97,840	1,839
5.467% due 09/15/2039	12,200	8,574
CS First Boston Mortgage Securities Corp.
0.422% due 08/15/2038 (a)	8,218	53
1.135% due 03/25/2032	54	41
GMAC Commercial Mortgage Securities, Inc.
0.119% due 05/10/2040 (a)	133,975	72
GS Mortgage Securities Corp. II
0.972% due 01/10/2040 (a)	141,291	813
JPMorgan Alternative Loan Trust
0.808% due 06/27/2037	13,832	9,364
JPMorgan Chase Commercial Mortgage Securities Corp.
0.694% due 07/15/2019	6,989	5,059
5.305% due 01/15/2049	6,000	5,434
6.162% due 05/12/2034	4,720	4,831
LB-UBS Commercial Mortgage Trust
0.335% due 11/15/2040 (a)	67,098	350
1.234% due 03/15/2036 (a)	2,817	46
Merrill Lynch Countrywide Commercial Mortgage Trust
2.986% due 07/09/2009	8,000	7,207
5.172% due 12/12/2049	9,000	6,573
Merrill Lynch Mortgage Trust
1.787% due 07/12/2034 (a)	12,681	1
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	1,513	1,212
Morgan Stanley Capital I
0.690% due 11/12/2041 (a)	41,257	579
0.984% due 04/15/2038 (a)	53,521	836
Structured Asset Mortgage Investments, Inc.
0.973% due 09/19/2032	127	95
Thornburg Mortgage Securities Trust
0.444% due 07/25/2036	4,744	4,245
WaMu Mortgage Pass-Through Certificates
4.542% due 09/25/2033	674	668

Total Mortgage-Backed Securities (Cost $85,463)		75,052

ASSET-BACKED SECURITIES 6.4%
Amortizing Residential Collateral Trust
0.604% due 07/25/2032	19	10
BA Credit Card Trust
0.519% due 01/15/2013	4,300	4,260
Centex Home Equity
0.614% due 01/25/2032	30	21
Chase Issuance Trust
0.359% due 04/15/2013	698	686
4.260% due 05/15/2013	15,800	16,265
4.550% due 03/15/2013	7,139	7,383
CIT Group Home Equity Loan Trust
0.584% due 06/25/2033	27	20
Citibank Omni Master Trust
1.415% due 12/23/2013	3,300	3,295
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,463	891
Ford Credit Auto Owner Trust
1.739% due 06/15/2012	6,000	6,021
Home Equity Asset Trust
0.914% due 11/25/2032	3	1
Massachusetts Educational Financing Authority
2.042% due 04/25/2038	5,709	5,645
Saxon Asset Securities Trust
0.834% due 08/25/2032	7	6
SLM Student Loan Trust
2.392% due 01/25/2018	4,780	4,801
2.592% due 04/25/2023	6,146	6,276
South Carolina Student Loan Corp.
1.168% due 09/02/2014	1,610	1,590
1.218% due 03/01/2018	6,500	6,283
1.418% due 03/02/2020	8,400	7,983
1.668% due 09/03/2024	4,300	4,048
Structured Asset Securities Corp.
0.604% due 01/25/2033	86	61

Total Asset-Backed Securities (Cost $76,047)		75,546

SHORT-TERM INSTRUMENTS 3.4%
REPURCHASE AGREEMENTS 1.2%
Barclays Capital, Inc.
0.020% due 07/01/2009	7,000	7,000
(Dated 06/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2016 valued at $7,246. Repurchase proceeds are $7,000.)
JPMorgan Chase Bank N.A.
0.090% due 07/01/2009	5,300	5,300
(Dated 06/30/2009. Collateralized by Freddie Mac 3.000% due 12/30/2013 valued at $5,460. Repurchase proceeds are $5,300.)
State Street Bank and Trust Co.
0.010% due 07/01/2009	1,968	1,968
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/27/2009 valued at $2,010. Repurchase proceeds are $1,968.)

		14,268

U.S. TREASURY BILLS 0.1%
0.123% due 07/02/2009 - 07/23/2009 (b)(d)(e)	1,000	1,000

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 2.1%
	2,422,053	24,242

Total Short-Term Instruments (Cost $39,510)		39,510

Total Investments 202.6% (Cost $2,373,998)		$2,380,813
Written Options (i) (0.0%) (Premiums $70)		(22)
Other Assets and Liabilities (Net) (102.6%)		(1,205,567)

Net Assets 100.0%		$1,175,224

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Interest only security.

(b) Coupon represents a weighted average rate.

(c) Affiliated to the Fund.

(d) Securities with an aggregate market value of $790 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(e) Securities with an aggregate market value of $210 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2009.

(f) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $10,000 at a weighted average interest rate of 0.350%. On June 30, 2009, there were no open reverse repurchase agreements.

(g) Securities with an aggregate market value of $721 and cash of $40 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2010	671	$881

(h) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Asset Backed Securities - Buy Protection(1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 2.000% due 12/25/2035	UBS	(2.250%)	12/25/2035	$331	$319	$0	$319
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%)	10/11/2021	500	397	0	397

					$716	$0	$716

Credit Default Swaps on Asset Backed Securities - Sell Protection(2)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 2.000% due 12/25/2035	JPM	2.550%	12/25/2035	$331	$(319)	$0	$(319)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	JPM	(0.540%)	07/25/2045	$2,928	$2,697	$381	$2,316
CMBX.NA AAA 2 Index	MSC	(0.070%)	03/15/2049	4,750	880	1,058	(178)
CMBX.NA AAA 3 Index	BOA	(0.080%)	12/13/2049	6,400	1,592	1,120	472
CMBX.NA AAA 4 Index	BCLY	(0.350%)	02/17/2051	2,250	602	184	418
CMBX.NA AAA 4 Index	DUB	(0.350%)	02/17/2051	5,000	1,338	1,754	(416)

					$7,109	$4,497	$2,612

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
ABX.HE BBB 06-2 Index	DUB	1.330%	05/25/2046	934	$(891)	$(502)	$(389)
ABX.HE BBB 06-2 Index	RBS	1.330%	05/25/2046	583	(557)	(318)	(239)
ABX.HE BBB- 06-2 Index	GSC	2.420%	05/25/2046	$379	(354)	(110)	(244)

					$(1,802)	$(930)	$(872)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	BOA	$1,700	$3	$(40)	$43
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	RBS	1,300	3	(20)	23

						$6	$(60)	$66

(i) Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar September Futures	$98.500	09/14/2009	217	$49	$10

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	$6,000	$21	$12

(j) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	08/01/2039	$51,000	$49,295	$49,378
Fannie Mae	4.500%	07/01/2024	40,000	40,658	40,788
Fannie Mae	4.500%	07/01/2039	75,000	74,888	74,812
Fannie Mae	4.500%	08/01/2039	115,000	114,449	114,281
Fannie Mae	5.000%	07/01/2024	5,000	5,107	5,174
Fannie Mae	5.000%	07/01/2039	148,200	148,520	150,817
Fannie Mae	5.000%	08/01/2039	80,000	80,748	81,238
Fannie Mae	5.500%	07/01/2024	700	723	733
Fannie Mae	5.500%	07/01/2039	181,000	186,222	186,798
Fannie Mae	5.500%	08/01/2039	22,000	22,591	22,622
Fannie Mae	6.000%	07/01/2039	12,600	13,107	13,169
Freddie Mac	4.000%	07/01/2039	31,000	29,209	29,967
Ginnie Mae	4.500%	08/01/2039	87,000	86,361	86,483
Ginnie Mae	5.000%	08/01/2039	64,000	64,866	64,950
Ginnie Mae	6.500%	07/01/2039	33,800	35,699	35,865

				$952,443	$957,075

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 6/30/2009
U.S. Government Agencies	$0	$2,070,909	$119,464	$2,190,373
Mortgage-Backed Securities	0	75,052	0	75,052
Asset-Backed Securities	0	75,546	0	75,546
Other Investments++	24,242	15,600	0	39,842

Investments, at value	$24,242	$2,237,107	$119,464	$2,380,813

Short Sales, at value	$0	$(957,075)	$0	$(957,075)

Financial Derivative Instruments+++	$881	$1,784	$397	$3,062

Total	$25,123	$1,281,816	$119,861	$1,426,800

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2009
U.S. Government Agencies	$91,318	$71,399	$39	$671	$390	$(44,353)	$119,464

Investments, at value	$91,318	$71,399	$39	$671	$390	$(44,353)	$119,464

Financial Derivative Instruments+++	$447	$0	$0	$0	$(466)	$416	$397

Total	$91,765	$71,399	$39	$671	$(76)	$(43,937)	$119,861

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Government Money Market Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. GOVERNMENT AGENCIES 6.9%
Fannie Mae
3.250% due 02/10/2010	$1,000	$1,013
3.875% due 02/15/2010	150	153
5.125% due 07/13/2009	1,600	1,603
7.125% due 06/15/2010	300	318
Freddie Mac
3.125% due 02/04/2010	1,000	1,012
7.000% due 03/15/2010	250	261

Total U.S. Government Agencies (Cost $4,360)		4,360

SHORT-TERM INSTRUMENTS 93.0%
COMMERCIAL PAPER 55.4%
Fannie Mae
0.200% due 07/20/2009	6,300	6,299
Federal Home Loan Bank
0.097% due 07/01/2009	5,700	5,700
0.850% due 03/11/2010	6,000	6,025
Freddie Mac
0.410% due 03/16/2010	9,000	8,974
0.620% due 01/08/2010	3,600	3,607
1.219% due 10/30/2009	4,200	4,209

		34,814

REPURCHASE AGREEMENTS 37.6%
Barclays Capital, Inc.
0.120% due 07/01/2009	6,200	6,200
(Dated 06/30/2009. Collateralized by General Electric Capital Corp. 0.924% due 05/08/2012 valued at $6,387. Repurchase proceeds are $6,200.)
0.210% due 07/02/2009	2,500	2,500
(Dated 06/03/2009. Collateralized by Fannie Mae 2.750% due 03/13/2014 valued at $2,572. Repurchase proceeds are $2,500.)
Credit Suisse Securities (USA) LLC
0.070% due 07/01/2009	1,000	1,000
(Dated 06/30/2009. Collateralized by Fannie Mae 6.000% due 05/15/2011 valued at $1,025. Repurchase proceeds are $1,000.)
JPMorgan Chase Bank N.A.
0.090% due 07/01/2009	13,800	13,800
(Dated 06/30/2009. Collateralized by Fannie Mae 7.000% due 10/01/2038 valued at $9,423; Freddie Mac 5.875% due 09/21/2022 valued at $4,713. Repurchase proceeds are $13,800.)
State Street Bank and Trust Co.
0.010% due 07/01/2009	113	113
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $120. Repurchase proceeds are $113.)

		23,613

Total Short-Term Instruments (Cost $58,427)		58,427

Total Investments 99.9% (Cost $62,787)		$62,787
Other Assets and Liabilities (Net) 0.1%		70

Net Assets 100.0%		$62,857

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
U.S. Government Agencies	$0	$4,360	$0	$4,360
Short-Term Instruments	0	58,427	0	58,427

Investments, at value	$0	$62,787	$0	$62,787

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

High Yield Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 4.0%
AES Corp.
8.849% due 03/31/2010		$1,750	$1,575
Allison Transmission, Inc.
3.070% due 08/07/2014		8,962	7,149
3.080% due 08/07/2014		824	657
Cengage Learning, Inc.
2.820% due 07/05/2014		23,709	20,008
CSC Holdings, Inc.
9.750% due 08/01/2013		19,750	19,849
Daimler Finance North America LLC
4.320% due 08/03/2012		57,940	53,956
Delphi Corp.
7.250% due 07/10/2009		622	622
8.500% due 06/30/2020		9,000	2,841
Dex Media West LLC
7.000% due 10/13/2024		946	785
Ford Motor Co.
3.320% due 12/16/2013		34,917	25,393
4.140% due 12/16/2013		15,798	11,489
Freescale Semiconductor, Inc.
12.500% due 12/15/2014		3,320	2,930
Goodyear Tire & Rubber Co.
2.070% due 04/30/2014		3,000	2,557
Harrah’s Operating Co., Inc.
4.092% due 01/28/2015		875	645
Headwaters, Inc.
5.600% due 04/30/2011		1,684	1,415
Idearc, Inc.
4.250% due 11/17/2014		7,688	3,320
Ineos Group Holdings PLC
7.001% due 10/07/2012		8,677	6,479
Intelsat Ltd.
2.821% due 02/01/2014		20,750	17,326
Local Insight
5.000% due 04/23/2015		4,568	2,901
Nuveen Investments, Inc.
3.308% due 11/01/2014		1,801	1,405
3.310% due 11/01/2014		62	48
3.310% due 11/13/2014		2,058	1,606
RH Donnelley Corp.
6.750% due 06/30/2011		306	242
6.750% due 06/30/2024		2,936	2,317
Texas Competitive Electric Holdings Co. LLC
3.810% due 10/10/2014		545	391
3.821% due 10/10/2014		90,102	64,300
7.000% due 10/10/2014		1,524	1,080
Tribune Co.
5.000% due 06/04/2024 (a)		6,212	2,125
5.250% due 06/04/2024 (a)		8,522	2,612
8.375% due 06/04/2024 (a)		4,822	1,654
Verso Paper Holdings LLC
7.278% due 02/01/2013		986	222
8.028% due 02/01/2013		51	11
Weather Investments II SARL
7.991% due 10/26/2014		3,000	2,862
8.357% due 12/21/2011		8,405	8,439
West Corp.
7.250% due 10/24/2013		2,961	2,726

Total Bank Loan Obligations (Cost $327,300)			273,937

CORPORATE BONDS & NOTES 80.6%
BANKING & FINANCE 24.1%
AES Ironwood LLC
8.857% due 11/30/2025		55,923	48,653
AES Red Oak LLC
8.540% due 11/30/2019		28,157	25,342
9.200% due 11/30/2029		3,795	3,226
American Express Co.
7.000% due 03/19/2018 (i)		46,500	45,225
American General Finance Corp.
6.900% due 12/15/2017		8,200	4,446
American International Group, Inc.
0.709% due 03/20/2012		1,510	787
1.094% due 01/29/2010		1,150	980
1.298% due 09/27/2010		13,000	8,884
4.950% due 03/20/2012		47,300	32,186
5.050% due 10/01/2015		4,600	2,485
5.375% due 10/18/2011		7,375	5,316
5.450% due 05/18/2017		4,885	2,575
5.850% due 01/16/2018		18,900	10,013
8.175% due 05/15/2058		15,925	4,546
8.250% due 08/15/2018		73,825	43,504
ASIF I
1.242% due 07/26/2010		6,000	5,218
ASIF Global Financing XIX
4.900% due 01/17/2013		5,401	4,600
Bank of America Institutional Capital B
7.700% due 12/31/2026		426	348
Barclays Bank PLC
6.050% due 12/04/2017		19,175	16,654
7.434% due 09/29/2049		5,100	3,422
10.179% due 06/12/2021		38,820	41,489
Buffalo Thunder Development Authority
9.375% due 12/15/2014		2,650	384
C10 Capital SPV Ltd.
6.722% due 12/31/2049		5,000	2,563
Caelus Re Ltd.
6.918% due 06/07/2011		4,000	3,639
Capital One Bank USA N.A.
8.800% due 07/15/2019		10,100	10,336
CIT Group Funding Co. of Canada
4.650% due 07/01/2010		16,860	14,332
5.600% due 11/02/2011		10,170	7,468
CIT Group, Inc.
0.759% due 03/12/2010		5,825	4,962
0.974% due 08/17/2009		13,625	13,242
1.306% due 11/03/2010		1,525	1,138
1.322% due 04/27/2011		1,750	1,240
1.352% due 07/28/2011		6,375	4,339
4.125% due 11/03/2009		2,900	2,749
4.250% due 02/01/2010		5,800	5,208
4.750% due 12/15/2010		14,490	11,378
5.200% due 11/03/2010		28,175	22,263
5.400% due 03/07/2013		4,675	2,900
5.600% due 04/27/2011		10,100	7,577
5.800% due 07/28/2011		26,775	20,086
Citigroup Capital XXI
8.300% due 12/21/2077		19,500	15,230
Citigroup Funding, Inc.
2.080% due 08/31/2012		8,000	7,106
Citigroup, Inc.
0.902% due 06/09/2016		19,200	13,670
4.875% due 05/07/2015		46,805	38,300
5.000% due 09/15/2014		28,400	23,845
6.125% due 05/15/2018		4,450	3,899
8.400% due 04/29/2049 (a)		55,200	41,473
8.500% due 05/22/2019		25,000	25,473
El Paso Performance-Linked Trust
7.750% due 07/15/2011		33,630	33,177
Ford Motor Credit Co. LLC
3.889% due 01/13/2012		26,555	20,580
5.700% due 01/15/2010		18,400	17,761
7.000% due 10/01/2013		82,580	66,477
7.200% due 09/27/2010		7,000	6,438
7.800% due 06/01/2012		14,300	12,314
7.875% due 06/15/2010		23,700	22,517
8.000% due 06/01/2014		28,550	23,131
8.000% due 12/15/2016		9,500	7,272
9.875% due 08/10/2011		5,000	4,628
Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015		7,300	7,647
General Electric Capital Corp.
1.156% due 05/11/2016		2,100	1,675
6.875% due 01/10/2039		23,250	20,965
GMAC LLC
2.868% due 12/01/2014		500	366
6.625% due 05/15/2012		175	143
6.750% due 12/01/2014		2,850	2,194
7.000% due 02/01/2012		1,200	997
7.500% due 12/31/2013		1,582	1,242
8.000% due 11/01/2031		20,740	14,223
Goldman Sachs Group, Inc.
6.750% due 10/01/2037		35,075	31,236
HBOS PLC
6.750% due 05/21/2018		16,100	12,171
HCP, Inc.
5.625% due 02/28/2013		500	461
5.650% due 12/15/2013		5,250	4,786
5.950% due 09/15/2011		1,000	979
6.000% due 01/30/2017		2,000	1,698
International Lease Finance Corp.
0.881% due 05/24/2010		1,720	1,569
1.538% due 07/01/2011		5,000	4,064
4.750% due 07/01/2009		5,000	5,000
4.875% due 09/01/2010		2,810	2,519
5.000% due 04/15/2010		7,400	6,779
5.400% due 02/15/2012		2,000	1,561
5.875% due 05/01/2013		9,275	7,033
6.375% due 03/25/2013		8,000	6,093
6.625% due 11/15/2013		11,100	8,554
JPMorgan Chase & Co.
7.900% due 04/29/2049		32,050	28,125
JPMorgan Chase Capital XVIII
6.950% due 08/17/2036		1,000	844
JPMorgan Chase Capital XX
6.550% due 09/15/2066		1,000	796
JPMorgan Chase Capital XXII
6.450% due 01/15/2087		1,000	801
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		4,175	652
6.625% due 01/18/2012 (a)		1,375	210
6.750% due 12/28/2017 (a)		19,425	2
6.875% due 05/02/2018 (a)		18,975	3,131
7.500% due 05/11/2038 (a)		14,175	1
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018 (i)		28,875	26,768
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		11,350	9,948
NB Capital Trust IV
8.250% due 04/15/2027		1,200	1,009
NSG Holdings LLC
7.750% due 12/15/2025		34,880	28,078
Pacific Life Insurance Co.
9.250% due 06/15/2039		71,105	69,111
Petroleum Export Ltd. II
6.340% due 06/20/2011		11,166	10,273
Rabobank Nederland NV
11.000% due 12/29/2049		112,114	125,043
Residential Reinsurance 2008 Ltd.
7.418% due 06/06/2011		1,500	1,389
Royal Bank of Scotland Group PLC
5.000% due 11/12/2013		15,530	12,808
6.990% due 10/29/2049		16,050	7,874
RSHB Capital S.A. for OJSC Russian Agricultural Bank
9.000% due 06/11/2014		30,000	30,450
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		26,100	19,342
SLM Corp.
1.232% due 07/27/2009		500	498
1.252% due 07/26/2010		10,250	9,306
1.392% due 01/27/2014		2,125	1,479
4.500% due 07/26/2010		250	236
5.000% due 10/01/2013		10,450	8,463
5.000% due 04/15/2015		2,000	1,525
5.000% due 06/15/2018		1,000	664
5.125% due 08/27/2012		2,608	2,233
5.450% due 04/25/2011		5,000	4,603
8.450% due 06/15/2018		27,000	23,129
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		10,000	8,043
SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049		6,600	6,413
Societe Generale
5.922% due 04/29/2049		8,850	5,495
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		7,700	7,099
Teco Finance, Inc.
6.572% due 11/01/2017		5,734	5,346
Tenneco, Inc.
8.125% due 11/15/2015		2,990	2,377
10.250% due 07/15/2013		3,327	3,169
TNK-BP Finance S.A.
6.625% due 03/20/2017		9,200	7,314
7.500% due 07/18/2016		14,750	12,693
TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		4,125	3,661
6.103% due 06/27/2012		7,000	6,735
UBS Preferred Funding Trust V
6.243% due 05/29/2049		9,200	5,435
Universal City Development Partners
11.750% due 04/01/2010		15,175	14,492
Universal City Florida Holding Co. I & II
5.778% due 05/01/2010		12,273	10,095
8.375% due 05/01/2010		6,780	5,560
USB Capital IX
6.189% due 04/15/2049		2,000	1,351
Ventas Realty LP
6.500% due 06/01/2016		14,365	12,935
6.750% due 04/01/2017		19,310	17,427
7.125% due 06/01/2015		11,947	11,589
Wachovia Capital Trust III
5.800% due 03/29/2049		3,000	1,801
Wells Fargo & Co.
7.980% due 03/29/2049		43,275	35,971
Wells Fargo Capital XV
9.750% due 09/26/2044 (i)		48,874	47,326
Wilmington Trust Co.
10.732% due 01/01/2013 (m)		4,961	4,651

			1,638,718

INDUSTRIALS 41.0%
Actuant Corp.
6.875% due 06/15/2017		5,000	4,575
AIG SunAmerica Global Financing VI
6.300% due 05/10/2011		5,000	4,700
Allison Transmission, Inc.
11.000% due 11/01/2015		19,970	15,876
Altria Group, Inc.
9.250% due 08/06/2019		13,450	15,129
9.950% due 11/10/2038		4,600	5,318
American Airlines Pass-Through Trust 2001-02
8.608% due 10/01/2012		1,645	1,316
American Stores Co.
7.100% due 03/20/2028		1,034	801
7.900% due 05/01/2017		3,960	3,762
8.000% due 06/01/2026		36,175	31,744
AmeriGas Partners LP
7.125% due 05/20/2016		30,085	27,678
7.250% due 05/20/2015		19,695	18,563
Apria Healthcare Group, Inc.
11.250% due 11/01/2014		10,875	10,549
ARAMARK Corp.
4.528% due 02/01/2015		16,850	13,775
8.500% due 02/01/2015		12,255	11,949
ArvinMeritor, Inc.
8.125% due 09/15/2015		43,515	23,063
8.750% due 03/01/2012		20,010	12,756
Berry Plastics Corp.
4.504% due 09/15/2014		1,165	763
5.881% due 02/15/2015		20,570	18,256
8.875% due 09/15/2014		31,280	26,510
Biomet, Inc.
10.000% due 10/15/2017		28,677	29,322
10.375% due 10/15/2017 (c)		30,385	29,549
11.625% due 10/15/2017		89,462	88,120
Boston Scientific Corp.
4.250% due 01/12/2011		7,600	7,391
Cascades, Inc.
7.250% due 02/15/2013		23,360	20,498
CC Holdings GS V LLC
7.750% due 05/01/2017		14,250	13,965
Celestica, Inc.
7.875% due 07/01/2011		27,609	27,747
Chart Industries, Inc.
9.125% due 10/15/2015		8,865	8,289
Charter Communications Operating LLC
10.375% due 04/30/2014 (a)		5,475	5,270
Chesapeake Energy Corp.
6.625% due 01/15/2016		1,400	1,235
6.875% due 01/15/2016		4,294	3,811
7.000% due 08/15/2014		8,335	7,752
7.250% due 12/15/2018		16,825	14,722
7.500% due 09/15/2013		1,600	1,540
7.500% due 06/15/2014		11,835	11,273
7.625% due 07/15/2013		1,275	1,218
9.500% due 02/15/2015		33,170	33,585
Cie Generale de Geophysique-Veritas
9.500% due 05/15/2016		15,225	15,263
Colorado Interstate Gas Co.
5.950% due 03/15/2015		2,450	2,419
Community Health Systems, Inc.
8.875% due 07/15/2015		41,332	40,712
Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015		12,985	11,979
7.750% due 05/15/2017		25,785	23,593
Continental Airlines, Inc.
6.920% due 04/02/2013 (m)		12,786	11,109
7.373% due 06/15/2017		960	682
7.566% due 09/15/2021		2,729	2,238
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012		18,295	3,659
Crown Americas LLC
7.750% due 11/15/2015		15,885	15,607
CSC Holdings, Inc.
6.750% due 04/15/2012		4,164	4,039
7.625% due 04/01/2011		38,645	38,452
7.625% due 07/15/2018		39,248	36,550
7.875% due 02/15/2018		12,175	11,460
8.500% due 04/15/2014		4,425	4,408
8.500% due 06/15/2015		13,945	13,771
8.625% due 02/15/2019		6,950	6,794
DaVita, Inc.
6.625% due 03/15/2013		6,470	6,130
Delta Air Lines, Inc.
7.779% due 07/02/2013		6,733	6,195
Deluxe Corp.
5.125% due 10/01/2014		1,000	770
Dex Media West LLC
9.875% due 08/15/2013 (a)		46,244	7,168
DirecTV Holdings LLC
8.375% due 03/15/2013		775	781
DISH DBS Corp.
6.375% due 10/01/2011		2,350	2,285
6.625% due 10/01/2014		2,225	2,058
7.000% due 10/01/2013		12,575	12,009
7.125% due 02/01/2016		89,894	84,276
7.750% due 05/31/2015		4,075	3,902
Dow Chemical Co.
8.550% due 05/15/2019		13,900	13,948
Dynegy Holdings, Inc.
7.125% due 05/15/2018		1,200	822
7.625% due 10/15/2026		3,985	2,491
Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010		14,529	14,638
Dynegy Roseton/Danskammer Pass-Through Trust Series B
7.670% due 11/08/2016		25,635	22,495
El Paso Corp.
6.875% due 06/15/2014		650	610
6.950% due 06/01/2028		275	208
7.000% due 05/15/2011		1,505	1,484
7.000% due 06/15/2017		28,420	26,023
7.250% due 06/01/2018		10,050	9,329
7.420% due 02/15/2037		1,860	1,439
7.750% due 06/15/2010		6,975	7,018
7.750% due 01/15/2032		2,000	1,637
7.800% due 08/01/2031		38,856	31,866
8.050% due 10/15/2030		5,485	4,588
8.250% due 02/15/2016		2,500	2,444
El Paso Natural Gas Co.
5.950% due 04/15/2017		3,295	3,188
8.375% due 06/15/2032		1,600	1,747
8.625% due 01/15/2022		1,000	1,085
Enterprise Products Operating LLC
7.034% due 01/15/2068		4,840	3,575
8.375% due 08/01/2066		57,581	46,410
Ferrellgas Partners LP
6.750% due 05/01/2014		325	283
7.240% due 08/01/2010 (m)		26,000	25,118
8.870% due 08/01/2009 (m)		32,250	32,083
First Data Corp.
9.875% due 09/24/2015		82,150	58,737
Ford Motor Co.
7.125% due 11/15/2025		8,722	4,841
7.500% due 08/01/2026		20,800	11,336
9.215% due 09/15/2021		1,225	717
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		41,805	42,178
Freescale Semiconductor, Inc.
8.875% due 12/15/2014		29,520	15,055
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011		24,550	25,102
Gaz Capital S.A.
8.146% due 04/11/2018		13,375	12,238
Georgia-Pacific LLC
7.000% due 01/15/2015		6,210	5,837
7.125% due 01/15/2017		9,025	8,438
7.250% due 06/01/2028		13,550	10,196
7.375% due 12/01/2025		28,210	22,004
8.000% due 01/15/2024		76,715	65,591
8.250% due 05/01/2016		21,970	21,421
8.875% due 05/15/2031		4,550	3,958
9.500% due 12/01/2011		1,430	1,480
Goodyear Tire & Rubber Co.
5.010% due 12/01/2009		475	473
9.000% due 07/01/2015		24,758	24,634
10.500% due 05/15/2016		2,250	2,284
Harrah’s Operating Co., Inc.
10.000% due 12/15/2018		28,975	16,805
HCA, Inc.
7.190% due 11/15/2015		21,417	16,568
8.500% due 04/15/2019		15,775	15,538
9.000% due 12/15/2014		3,246	2,700
9.125% due 11/15/2014		28,223	28,011
9.250% due 11/15/2016		136,095	134,394
9.875% due 02/15/2017		7,325	7,435
Host Hotels & Resorts LP
6.375% due 03/15/2015		6,375	5,546
6.875% due 11/01/2014		400	362
Host Marriott LP
6.750% due 06/01/2016		3,900	3,403
Ineos Group Holdings PLC
8.500% due 02/15/2016		12,030	3,789
Intelsat Corp.
9.250% due 08/15/2014		1,450	1,410
9.250% due 06/15/2016		905	871
Intelsat Jackson Holdings Ltd.
9.500% due 06/15/2016		9,475	9,570
Intergen NV
9.000% due 06/30/2017		35,103	33,436
JC Penney Corp., Inc.
6.875% due 10/15/2015		4,375	4,111
7.125% due 11/15/2023		11,425	10,104
7.950% due 04/01/2017		16,923	16,611
JET Equipment Trust
7.630% due 08/15/2012 (a)		1,431	573
9.410% due 06/15/2010 (a)		672	363
10.000% due 06/15/2012 (a)		5,105	2,785
Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012		16,939	16,177
Kerr-McGee Corp.
6.950% due 07/01/2024		26,475	24,621
Legrand France S.A.
8.500% due 02/15/2025		16,900	14,576
Lender Processing Services, Inc.
8.125% due 07/01/2016		3,629	3,575
MGM Mirage
6.875% due 04/01/2016		4,285	2,817
10.375% due 05/15/2014		7,250	7,558
11.125% due 11/15/2017		13,500	14,377
Motorola, Inc.
8.000% due 11/01/2011		7,845	7,903
Nalco Co.
7.750% due 11/15/2011		1,400	1,407
8.875% due 11/15/2013		20,940	21,463
New Albertson’s, Inc.
6.570% due 02/23/2028		500	352
7.450% due 08/01/2029		23,775	19,614
7.500% due 02/15/2011		150	152
7.750% due 06/15/2026		1,255	1,076
8.000% due 05/01/2031		1,675	1,445
Newfield Exploration Co.
6.625% due 09/01/2014		2,550	2,362
6.625% due 04/15/2016		250	227
7.125% due 05/15/2018		8,325	7,607
Norampac Industries, Inc.
6.750% due 06/01/2013		13,879	11,936
Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016		21,080	20,448
Nortel Networks Ltd.
6.963% due 07/15/2011 (a)		14,775	5,060
10.125% due 07/15/2013 (a)		34,195	11,797
Northwest Airlines, Inc.
7.691% due 10/01/2018		5,665	3,343
Northwest Pipeline GP
7.125% due 12/01/2025		4,300	4,170
OPTI Canada, Inc.
7.875% due 12/15/2014		6,800	4,437
8.250% due 12/15/2014		25,455	16,928
Owens-Brockway Glass Container, Inc.
6.750% due 12/01/2014		1,575	1,512
7.375% due 05/15/2016		9,400	9,165
Quebecor Media, Inc.
7.750% due 03/15/2016		58,982	53,747
Quicksilver Resources, Inc.
11.750% due 01/01/2016		23,225	24,154
Reynolds American, Inc.
7.250% due 06/01/2012		5,500	5,522
7.750% due 06/01/2018		2,970	2,864
RH Donnelley, Inc.
11.750% due 05/15/2015 (a)		21,980	10,221
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014		11,095	10,485
Royal Caribbean Cruises Ltd.
6.875% due 12/01/2013		965	811
7.000% due 06/15/2013		4,325	3,801
7.250% due 06/15/2016		4,000	3,180
7.250% due 03/15/2018		5,425	4,313
8.750% due 02/02/2011		1,675	1,608
SandRidge Energy, Inc.
4.832% due 04/01/2014		2,000	1,573
8.625% due 04/01/2015 (c)		64,765	58,450
Sanmina-SCI Corp.
8.125% due 03/01/2016		5,470	4,014
SemGroup LP
8.750% due 11/15/2015 (a)		46,350	2,086
Sensata Technologies BV
8.000% due 05/01/2014		45,525	22,592
Service Corp. International
7.625% due 10/01/2018		2,600	2,424
Sheraton Holding Corp.
7.375% due 11/15/2015		400	368
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		1,650	1,283
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		5,300	3,816
Sonat, Inc.
7.000% due 02/01/2018		7,109	6,495
Southern Natural Gas Co.
5.900% due 04/01/2017		3,950	3,845
8.000% due 03/01/2032		500	531
Speedway Motorsports, Inc.
8.750% due 06/01/2016		4,400	4,477
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018		1,000	859
7.875% due 05/01/2012		4,300	3,958
7.875% due 10/15/2014		3,950	3,717
Suburban Propane Partners LP
6.875% due 12/15/2013		9,682	8,956
Sungard Data Systems, Inc.
9.125% due 08/15/2013		63,141	59,984
10.625% due 05/15/2015		9,925	9,776
SUPERVALU, Inc.
8.000% due 05/01/2016		7,625	7,434
Teck Resources Ltd.
9.750% due 05/15/2014		22,950	23,776
10.250% due 05/15/2016		22,525	23,624
10.750% due 05/15/2019		57,025	61,396
Tennessee Gas Pipeline Co.
7.500% due 04/01/2017		2,350	2,470
8.375% due 06/15/2032		4,400	4,804
Tesoro Petroleum Corp.
7.466% due 07/17/2012 (m)		10,000	9,395
TRW Automotive, Inc.
7.000% due 03/15/2014		27,250	19,756
7.250% due 03/15/2017		19,585	13,612
United Airlines, Inc.
6.071% due 03/01/2013		161	159
6.201% due 03/29/2049		119	117
6.602% due 03/01/2015		150	149
7.032% due 10/01/2010		414	407
United Rentals North America, Inc.
6.500% due 02/15/2012		34,270	33,413
Unitymedia GmbH
10.375% due 02/15/2015		11,925	12,163
Verso Paper Holdings LLC
9.125% due 08/01/2014		28,670	13,475
Videotron Ltee
9.125% due 04/15/2018		2,775	2,834
West Corp.
9.500% due 10/15/2014		21,220	18,674
Willamette Industries, Inc.
6.450% due 08/19/2009		10,650	10,682
Williams Cos., Inc.
6.375% due 10/01/2010		5,360	5,361
7.500% due 01/15/2031		269	237
7.625% due 07/15/2019		6,740	6,667
7.750% due 06/15/2031		1,000	902
8.750% due 01/15/2020		7,850	8,198
Williams Partners LP
7.250% due 02/01/2017		6,100	5,574
Wind Acquisition Finance S.A.
10.750% due 12/01/2015		16,420	16,502
Windstream Corp.
8.125% due 08/01/2013		130	126
8.625% due 08/01/2016		58,915	56,706
WMG Acquisition Corp.
9.500% due 06/15/2016		24,425	24,425
Wynn Las Vegas LLC
6.625% due 12/01/2014		24,635	21,802

			2,786,968

UTILITIES 15.5%
AES Corp.
7.750% due 03/01/2014		4,890	4,658
7.750% due 10/15/2015		3,589	3,356
8.000% due 10/15/2017		11,295	10,561
8.000% due 06/01/2020		7,905	7,134
8.875% due 02/15/2011		4,125	4,208
9.750% due 04/15/2016		16,575	16,865
Berry Petroleum Co.
10.250% due 06/01/2014		5,700	5,786
Cincinnati Bell Telephone Co. LLC
6.300% due 12/01/2028		2,000	1,250
CMS Energy Corp.
2.081% due 01/15/2013		5,500	4,592
8.750% due 06/15/2019		5,375	5,464
Dominion Resources, Inc.
6.300% due 09/30/2066		24,950	16,974
7.500% due 06/30/2066		3,925	2,947
Energy Future Holdings Corp.
10.875% due 11/01/2017		78,110	57,411
11.250% due 11/01/2017 (c)		5,618	3,455
FPL Group Capital, Inc.
6.350% due 10/01/2066		1,825	1,425
Frontier Communications Corp.
6.250% due 01/15/2013		2,375	2,197
6.625% due 03/15/2015		5,725	5,067
7.000% due 11/01/2025		1,650	1,180
7.125% due 03/15/2019		38,695	33,181
7.450% due 07/01/2035		6,539	4,675
7.875% due 01/15/2027		1,875	1,509
8.250% due 05/01/2014		8,475	8,051
9.000% due 08/15/2031		28,060	23,290
Hawaiian Telcom Communications, Inc.
8.765% due 05/01/2013 (a)		5,865	88
9.750% due 05/01/2013 (a)		24,985	375
Homer City Funding LLC
8.734% due 10/01/2026		11,596	10,378
Ipalco Enterprises, Inc.
7.250% due 04/01/2016		7,910	7,594
8.625% due 11/14/2011		1,010	1,020
Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011		200	197
5.700% due 01/05/2016		35,225	30,382
Knight, Inc.
5.150% due 03/01/2015		2,218	1,935
6.500% due 09/01/2012		10,802	10,613
MetroPCS Wireless, Inc.
9.250% due 11/01/2014		18,870	18,846
Midwest Generation LLC
8.560% due 01/02/2016		63,758	62,483
NRG Energy, Inc.
7.250% due 02/01/2014		20,020	19,469
7.375% due 02/01/2016		64,935	61,607
7.375% due 01/15/2017		24,490	23,143
NV Energy, Inc.
6.750% due 08/15/2017		1,905	1,735
7.803% due 06/15/2012		13,825	13,805
Penn Virginia Corp.
10.375% due 06/15/2016		12,375	12,653
PSEG Energy Holdings LLC
8.500% due 06/15/2011		47,705	48,409
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		1,763	1,719
7.900% due 08/15/2010		900	904
Qwest Communications International, Inc.
7.250% due 02/15/2011		325	317
7.500% due 02/15/2014		104,609	95,979
Qwest Corp.
3.879% due 06/15/2013		4,915	4,417
7.200% due 11/10/2026		9,976	7,582
7.500% due 06/15/2023		13,606	10,885
7.875% due 09/01/2011		3,850	3,869
8.375% due 05/01/2016		5,175	5,020
8.875% due 03/15/2012		27,230	27,570
Reliant Energy Mid-Atlantic Power Holdings LLC
9.681% due 07/02/2026		1,505	1,422
RRI Energy, Inc.
6.750% due 12/15/2014		36,708	35,561
7.625% due 06/15/2014		475	437
7.875% due 06/15/2017		3,650	3,285
Sithe Independence Funding Corp.
9.000% due 12/30/2013		7,772	7,604
Sprint Capital Corp.
6.900% due 05/01/2019		84,855	70,642
7.625% due 01/30/2011		14,934	14,841
8.375% due 03/15/2012		22,760	22,532
8.750% due 03/15/2032		32,110	26,009
1Sprint Nextel Corp.
1.001% due 06/28/2010		3,875	3,655
6.000% due 12/01/2016		31,445	25,864
Telesat Canada
11.000% due 11/01/2015		33,411	34,413
12.500% due 11/01/2017		6,200	6,138
Tenaska Alabama Partners LP
7.000% due 06/30/2021		29,556	25,592
Texas Competitive Electric Holdings Co. LLC
3.823% due 10/10/2014		753	534
10.250% due 11/01/2015		42,045	26,383
10.500% due 11/01/2016 (c)		3,359	1,562
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014		21,184	21,131
Virgin Media Finance PLC
9.500% due 08/15/2016		16,125	15,964
Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (m)		3,046	2,866

			1,054,665

Total Corporate Bonds & Notes (Cost $6,071,614)			5,480,351

CONVERTIBLE BONDS & NOTES 1.9%
Advanced Micro Devices, Inc.
6.000% due 05/01/2015		8,600	4,074
ArvinMeritor, Inc.
4.000% due 02/15/2027		1,350	550
Chesapeake Energy Corp.
2.250% due 12/15/2038		48,795	30,192
2.500% due 05/15/2037		6,625	4,720
Citigroup Funding, Inc.
1.080% due 08/31/2012		5,000	4,140
LifePoint Hospitals, Inc.
3.500% due 05/15/2014		19,450	15,706
Mylan, Inc.
1.250% due 03/15/2012		25,963	22,620
National City Corp.
4.000% due 02/01/2011		20,985	20,723
Nortel Networks Corp.
1.750% due 04/15/2012 (a)		3,500	1,173
2.125% due 04/15/2014 (a)		10,475	3,509
NovaMed, Inc.
1.000% due 06/15/2012		200	148
Peabody Energy Corp.
4.750% due 12/15/2066		19,675	14,240
Ventas, Inc.
3.875% due 11/15/2011		3,000	2,861
Wright Medical Group, Inc.
2.625% due 12/01/2014		7,400	5,624

Total Convertible Bonds & Notes (Cost $143,628)			130,280

MUNICIPAL BONDS & NOTES 0.3%
Los Angeles, California Community Redevelopment Agency Revenue Bonds, Series 2002
9.000% due 09/01/2012		605	609
9.750% due 09/01/2017		1,160	1,181
9.750% due 09/01/2022		1,375	1,328
9.750% due 09/01/2027		2,170	1,996
9.750% due 09/01/2032		3,480	3,147
Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2001
6.750% due 12/01/2036		4,053	3,774
Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2003
6.750% due 12/01/2036		765	712
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		3,200	166
San Diego, California Redevelopment Agency Tax Allocation Bonds, Series 2003
6.590% due 11/01/2013		1,785	1,630
7.490% due 11/01/2018		1,435	1,403
7.740% due 11/01/2021		1,885	1,747

Total Municipal Bonds & Notes (Cost $16,921)			17,693

U.S. GOVERNMENT AGENCIES 0.5%
Freddie Mac
0.702% due 03/09/2011 (g)		5,199	5,218
0.896% due 05/05/2011 (g)		479	479
0.926% due 05/04/2011 (g)		18,811	18,860
0.937% due 08/05/2011 (g)		11,474	11,478

Total U.S. Government Agencies (Cost $36,032)			36,035

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
0.875% due 04/30/2011 (j)		6,985	6,967

Total U.S. Treasury Obligations (Cost $6,900)			6,967

MORTGAGE-BACKED SECURITIES 3.7%
Adjustable Rate Mortgage Trust
4.281% due 10/25/2035		3,781	2,051
American Home Mortgage Assets
0.504% due 05/25/2046		3,440	1,270
0.504% due 09/25/2046		1,433	603
0.524% due 10/25/2046		4,393	1,432
2.040% due 02/25/2047		1,547	509
2.260% due 11/25/2046		25,387	11,644
6.250% due 06/25/2037		10,792	5,371
American Home Mortgage Investment Trust
5.660% due 09/25/2045		1,272	779
Banc of America Alternative Loan Trust
0.714% due 05/25/2035		2,222	1,420
Banc of America Funding Corp.
5.256% due 12/20/2034		39	26
5.357% due 11/20/2035		632	387
Banc of America Mortgage Securities, Inc.
5.433% due 02/25/2036		557	374
BCAP LLC Trust
0.484% due 01/25/2037		2,127	813
Bear Stearns Adjustable Rate Mortgage Trust
4.991% due 01/25/2035		438	325
5.457% due 05/25/2047		3,621	2,113
5.733% due 02/25/2036		491	289
Bear Stearns Alt-A Trust
0.534% due 12/25/2046		325	32
4.493% due 01/25/2035		103	50
5.208% due 03/25/2035		228	122
Chase Mortgage Finance Corp.
4.179% due 02/25/2037		186	160
5.426% due 03/25/2037		1,462	897
Citigroup Mortgage Loan Trust, Inc.
4.685% due 03/25/2034		323	279
5.672% due 07/25/2046		1,088	581
5.994% due 09/25/2037		7,049	3,822
Commercial Mortgage Pass-Through Certificates
6.010% due 12/10/2049		26,400	21,054
Countrywide Alternative Loan Trust
0.484% due 01/25/2037		700	273
0.504% due 09/25/2046		2,917	1,116
0.510% due 12/20/2046		10,946	4,395
0.524% due 07/25/2046		644	276
0.525% due 03/20/2046		716	295
0.525% due 07/20/2046		3,665	1,417
0.544% due 08/25/2046		1,269	248
0.564% due 09/25/2046		700	58
0.564% due 10/25/2046		473	113
0.574% due 06/25/2035		352	164
0.584% due 05/25/2036		498	72
0.644% due 11/20/2035		1,529	693
0.684% due 02/25/2037		29,985	7,663
1.084% due 11/25/2035		808	344
2.340% due 12/25/2035		4,537	2,057
5.306% due 10/25/2035		464	317
5.648% due 10/25/2035		1,599	673
5.750% due 03/25/2037		500	229
5.886% due 02/25/2037		3,040	1,793
6.000% due 11/25/2036		2,619	1,457
6.000% due 01/25/2037		756	413
6.500% due 11/25/2037		1,320	813
6.836% due 07/25/2036 (b)		31,884	3,336
Countrywide Home Loan Mortgage Pass-Through Trust
0.614% due 04/25/2046		687	113
5.373% due 02/25/2047		563	288
5.550% due 04/20/2036		531	353
5.575% due 02/20/2036		618	324
5.575% due 03/25/2037		537	251
6.069% due 09/25/2047		765	450
Credit Suisse Mortgage Capital Certificates
6.000% due 10/25/2021		125	83
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.590% due 10/25/2035		463	239
5.869% due 10/25/2036		700	379
5.886% due 10/25/2036		700	379
Downey Savings & Loan Association Mortgage Loan Trust
0.563% due 03/19/2045		520	232
0.633% due 07/19/2045		491	121
First Horizon Alternative Mortgage Securities
5.382% due 10/25/2034		110	66
6.000% due 05/25/2036		4,291	3,257
Greenpoint Mortgage Funding Trust
0.514% due 10/25/2046		800	85
0.514% due 12/25/2046		600	56
0.524% due 10/25/2046		800	106
0.584% due 04/25/2036		646	197
GS Mortgage Securities Corp. II
5.560% due 11/10/2039		2,482	2,031
GSR Mortgage Loan Trust
0.574% due 08/25/2046		638	170
5.056% due 04/25/2035		69	41
5.176% due 01/25/2036		1,569	1,054
Harborview Mortgage Loan Trust
0.493% due 07/19/2046		2,988	1,240
0.503% due 01/19/2038		429	183
0.505% due 08/21/2036		753	319
0.513% due 09/19/2046		1,647	707
0.553% due 03/19/2036		12,949	5,467
2.190% due 12/19/2036		4,031	1,416
5.750% due 08/19/2036		6,325	2,843
5.849% due 08/19/2036		730	442
Impac CMB Trust
1.054% due 11/25/2034		73	38
Indymac IMSC Mortgage Loan Trust
0.494% due 07/25/2047		1,291	496
Indymac INDA Mortgage Loan Trust
5.862% due 08/25/2036		700	389
Indymac Index Mortgage Loan Trust
0.504% due 09/25/2046		2,219	867
0.514% due 06/25/2047		1,290	536
0.524% due 05/25/2046		448	185
0.554% due 07/25/2035		438	193
0.584% due 06/25/2037		734	162
5.222% due 08/25/2035		3,392	2,179
5.275% due 01/25/2036		440	298
5.302% due 09/25/2035		3,143	1,911
5.369% due 10/25/2035		461	286
5.537% due 11/25/2035		17,502	10,531
5.800% due 06/25/2036		700	291
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036		3,576	3,109
JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047		730	552
JPMorgan Mortgage Trust
4.810% due 02/25/2034		149	134
6.000% due 08/25/2037		4,259	3,044
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039		2,000	1,627
5.424% due 02/15/2040		3,500	2,554
Luminent Mortgage Trust
0.484% due 12/25/2036		2,384	938
0.494% due 12/25/2036		906	326
0.514% due 10/25/2046		725	299
MASTR Adjustable Rate Mortgages Trust
0.524% due 04/25/2046		1,431	587
0.614% due 05/25/2047		800	86
0.654% due 05/25/2047		600	46
Merrill Lynch Mortgage-Backed Securities Trust
5.845% due 04/25/2037		1,455	782
Morgan Stanley Capital I
5.332% due 12/15/2043		7,770	5,833
5.447% due 02/12/2044		3,570	2,738
5.544% due 11/12/2049		700	369
5.692% due 04/15/2049		1,100	805
6.076% due 06/11/2049		10,700	8,089
Morgan Stanley Mortgage Loan Trust
0.624% due 01/25/2035		130	67
5.380% due 06/25/2036		545	445
Nomura Asset Acceptance Corp.
4.872% due 12/25/2034		250	206
5.820% due 03/25/2047		600	350
Residential Accredit Loans, Inc.
0.474% due 01/25/2037		18,801	7,586
0.494% due 06/25/2046		10,065	3,880
0.544% due 05/25/2037		907	187
0.564% due 08/25/2037		1,419	564
0.644% due 03/25/2037		12,050	4,221
5.667% due 09/25/2035		519	323
6.321% due 02/25/2036		10,187	5,507
6.500% due 07/25/2037		20,205	10,420
Residential Asset Securitization Trust
0.764% due 12/25/2036		1,624	728
6.000% due 05/25/2037		2,932	1,844
6.250% due 10/25/2036		1,900	963
6.500% due 08/25/2036		3,300	1,579
Sequoia Mortgage Trust
5.102% due 01/20/2047		631	359
Sovereign Commercial Mortgage Securities Trust
5.835% due 07/22/2030		800	706
Structured Adjustable Rate Mortgage Loan Trust
4.371% due 03/25/2034		117	91
5.246% due 05/25/2036		700	290
5.376% due 11/25/2035		465	277
5.411% due 09/25/2036		700	384
6.000% due 10/25/2037		554	258
Structured Asset Mortgage Investments, Inc.
0.494% due 09/25/2047		7,513	3,720
0.504% due 07/25/2046		5,287	2,213
0.524% due 05/25/2046		2,645	1,071
0.534% due 05/25/2036		430	171
0.534% due 05/25/2046		1,809	719
0.534% due 09/25/2047		60,479	11,471
0.563% due 07/19/2035		164	105
0.574% due 05/25/2046		638	140
0.594% due 02/25/2036		436	201
0.614% due 08/25/2036		900	110
Suntrust Alternative Loan Trust
0.664% due 04/25/2036		9,697	3,209
TBW Mortgage-Backed Pass-Through Certificates
6.014% due 07/25/2037		600	308
Wachovia Bank Commercial Mortgage Trust
0.409% due 09/15/2021		6,973	5,025
WaMu Mortgage Pass-Through Certificates
0.534% due 07/25/2046		622	163
0.724% due 11/25/2045		600	147
0.724% due 12/25/2045		600	141
0.802% due 11/25/2034		1,211	408
2.080% due 01/25/2047		2,439	854
2.100% due 04/25/2047		3,438	1,437
2.139% due 02/25/2047		4,072	1,642
2.139% due 03/25/2047		4,506	1,840
2.150% due 07/25/2047		892	334
2.160% due 12/25/2046		1,566	537
2.877% due 01/25/2047		878	366
4.214% due 08/25/2033		115	100
4.478% due 09/25/2033		881	794
4.672% due 10/25/2033		330	273
5.293% due 01/25/2037		1,179	689
5.394% due 02/25/2037		4,244	2,520
5.468% due 04/25/2037		866	519
5.575% due 12/25/2036		859	554
5.581% due 12/25/2036		2,450	1,511
5.632% due 05/25/2037		1,764	1,142
5.687% due 02/25/2037		2,130	1,192
5.752% due 10/25/2036		6,448	3,809
5.833% due 02/25/2037		2,516	1,577
5.928% due 09/25/2036		1,172	755
Washington Mutual Alternative Mortgage Pass-Through Certificates
2.100% due 04/25/2047		891	248
2.280% due 07/25/2046		149	51
2.310% due 05/25/2046		881	375
Wells Fargo Mortgage-Backed Securities Trust
5.593% due 07/25/2036		1,576	1,058

Total Mortgage-Backed Securities (Cost $312,065)			252,524

ASSET-BACKED SECURITIES 0.6%
Carrington Mortgage Loan Trust
0.434% due 02/25/2037		1,628	1,269
0.464% due 08/25/2036		850	281
Countrywide Asset-Backed Certificates
5.689% due 10/25/2046		86	37
Credit-Based Asset Servicing & Securitization LLC
0.424% due 04/25/2036		2,035	1,873
5.721% due 01/25/2037		9,605	3,554
GSAA Trust
0.614% due 05/25/2047		700	244
GSAMP Trust
0.384% due 12/25/2036		471	250
0.429% due 03/25/2047		1,667	1,235
0.464% due 08/25/2036		935	213
Lehman XS Trust
0.534% due 04/25/2046		503	212
0.544% due 06/25/2046		636	109
0.544% due 08/25/2046		585	125
0.554% due 09/25/2046		725	154
0.554% due 11/25/2046		710	199
MASTR Asset-Backed Securities Trust
0.524% due 11/25/2036		3,200	840
Merrill Lynch First Franklin Mortgage Loan Trust
0.434% due 07/25/2037		27,800	9,901
Mid-State Trust
7.791% due 03/15/2038		329	232
Morgan Stanley ABS Capital I
0.454% due 05/25/2037		1,555	402
Morgan Stanley Mortgage Loan Trust
0.544% due 02/25/2037		600	147
0.674% due 04/25/2037		800	292
5.750% due 04/25/2037		486	322
6.000% due 07/25/2047		506	336
Novastar Home Equity Loan
0.414% due 03/25/2037		3,069	2,513
Residential Asset Mortgage Products, Inc.
0.714% due 06/25/2047		700	256
Residential Asset Securities Corp.
0.424% due 04/25/2037		1,659	1,445
0.464% due 08/25/2036		700	188
Structured Asset Securities Corp.
0.464% due 05/25/2037		10,064	5,571
0.614% due 06/25/2035		22,717	7,879

Total Asset-Backed Securities (Cost $59,554)			40,079

FOREIGN CURRENCY-DENOMINATED ISSUES 5.9%
American International Group, Inc.
1.556% due 04/26/2011	EUR	7,500	6,581
4.000% due 09/20/2011		1,400	1,316
5.950% due 10/04/2010	GBP	2,850	3,138
8.625% due 05/22/2038		7,750	3,060
BAC Capital Trust VII
5.250% due 08/10/2035		4,400	3,945
Barclays Bank PLC
14.000% due 11/29/2049		25,500	48,141
Beverage Packaging Holdings Luxembourg II S.A.
8.000% due 12/15/2016	EUR	1,000	1,227
Bombardier, Inc.
7.250% due 11/15/2016		11,625	14,025
Brazil Government International Bond
10.250% due 01/10/2028	BRL	34,000	17,178
12.500% due 01/05/2022		58,750	33,430
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017		152,000	67,797
Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	5,975	7,418
CIT Group, Inc.
1.610% due 11/30/2011		7,150	6,269
FCE Bank PLC
2.120% due 09/30/2009		700	967
Fresenius Finance BV
5.500% due 01/31/2016		2,100	2,725
Hertz Corp.
7.875% due 01/01/2014		2,500	2,893
International Lease Finance Corp.
1.656% due 08/15/2011		10,000	10,465
Intesa Sanpaolo SpA
8.047% due 06/29/2049		7,700	8,480
Lighthouse International Co. S.A.
8.000% due 04/30/2014		13,975	9,312
M&G Finance Luxembourg S.A.
7.500% due 03/29/2049		5,000	1,333
Nordic Telephone Co. Holdings ApS
8.250% due 05/01/2016		15,975	22,074
OI European Group BV
6.875% due 03/31/2017		3,725	4,599
Rockwood Specialties Group, Inc.
7.625% due 11/15/2014		5,650	7,451
Royal Bank of Scotland Group PLC
6.334% due 04/06/2011	GBP	5,866	3,786
Sensata Technologies BV
11.250% due 01/15/2014	EUR	14,000	8,642
SLM Corp.
1.607% due 06/17/2013		51,500	50,934
1.756% due 04/26/2011		3,500	4,061
2.750% due 03/15/2011	CHF	4,220	3,505
Unitymedia GmbH
8.750% due 02/15/2015	EUR	100	139
Unitymedia Hessen GmbH & Co. KG
4.259% due 04/15/2013		1,500	1,939
UPC Broadband Holding BV
4.516% due 12/31/2016		11,280	13,894
4.943% due 12/31/2017		8,136	10,066
UPC Holding BV
7.750% due 01/15/2014		1,700	2,146
8.000% due 11/01/2016		1,200	1,422
9.750% due 04/15/2018		9,623	12,217
Wind Acquisition Finance S.A.
9.750% due 12/01/2015		4,000	5,499

Total Foreign Currency-Denominated Issues (Cost $424,905)			402,074

	SHARES
COMMON STOCKS 0.0%
U.S. Airways Group, Inc. ‘A’ (d)		12,224	0

Total Common Stocks (Cost $0)			0

CONVERTIBLE PREFERRED STOCKS 1.7%
American International Group, Inc.
8.500% due 08/01/2011		1,017,971	9,691
Citigroup, Inc.
6.500% due 12/31/2049 (a)		296,850	9,962
Lehman Brothers Holdings, Inc.
8.750% due 07/01/2011 (a)		6,700	5
Wells Fargo & Co.
7.500% due 12/31/2049		120,725	94,766

Total Convertible Preferred Stocks (Cost $104,769)			114,424

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.9%
REPURCHASE AGREEMENTS 0.5%
Barclays Capital, Inc.
0.020% due 07/01/2009		$19,000	19,000
(Dated 06/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2016 valued at $19,670. Repurchase proceeds are $19,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2009		11,993	11,993
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/20/2009 valued at $12,238. Repurchase proceeds are $11,993.)

			30,993

U.S. TREASURY BILLS 0.4%
0.127% due 07/02/2009 - 11/19/2009 (e)(g)(h)(j)		28,595	28,591

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (f) 0.0%
		14,176	142

Total Short-Term Instruments (Cost $59,726)			59,726

Total Investments 100.2% (Cost $7,563,414)			$6,814,090
Written Options (l) (0.0%) (Premiums $3,152)			(2,422)
Other Assets and Liabilities (Net) (0.2%)			(10,612)

Net Assets 100.0%			$6,801,056

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Interest only security.

(c) Payment in-kind bond security.

(d) Non-income producing security.

(e) Coupon represents a weighted average rate.

(f) Affiliated to the Fund.

(g) Securities with an aggregate market value of $60,304 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(h) Securities with an aggregate market value of $710 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2009.

(i) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $71,392 at a weighted average interest rate of 0.800%. On June 30, 2009, securities valued at $143,025 were pledged as collateral for reverse repurchase agreements.

(j) Securities with an aggregate market value of $8,246 and cash of $3,629 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	128	$(3)
90-Day Eurodollar December Futures	Long	12/2010	7,114	(2,303)
90-Day Eurodollar June Futures	Long	06/2010	434	1,716
90-Day Eurodollar March Futures	Long	03/2011	103	(137)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	2,026	(1,102)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	1,892	(1,483)

				$(3,312)

(k) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	CSFB	5.000%	06/20/2014	6.261%	$4,100	$(190)	$(246)	$56
AES Corp.	GSC	5.000%	12/20/2013	6.212%	11,250	(463)	(872)	409
ARAMARK Corp.	CITI	5.000%	03/20/2014	6.662%	5,100	(299)	(139)	(160)
Berkshire Hathaway Finance Corp.	DUB	1.000%	06/20/2014	2.311%	17,400	(983)	(995)	12
Berkshire Hathaway Finance Corp.	GSC	1.000%	06/20/2014	2.311%	19,300	(1,090)	(1,055)	(35)
Berkshire Hathaway Finance Corp.	JPM	5.000%	06/20/2014	2.311%	5,000	588	480	108
Biomet, Inc.	CITI	6.500%	06/20/2014	3.747%	3,000	315	0	315
Biomet, Inc.	JPM	8.000%	03/20/2014	3.724%	4,000	627	0	627
Biomet, Inc.	MSC	3.550%	03/20/2013	3.615%	1,500	(1)	0	(1)
Chesapeake Energy Corp.	CITI	5.000%	12/20/2013	7.015%	3,750	(253)	(188)	(65)
Chesapeake Energy Corp.	CSFB	5.000%	12/20/2013	7.015%	3,750	(252)	(161)	(91)
Chesapeake Energy Corp.	DUB	5.000%	09/20/2014	7.108%	5,600	(439)	(445)	6
Chesapeake Energy Corp.	GSC	5.000%	12/20/2013	7.015%	3,750	(253)	(113)	(140)
Chesapeake Energy Corp.	GSC	5.000%	06/20/2014	7.080%	2,900	(217)	(145)	(72)
Chesapeake Energy Corp.	GSC	5.000%	09/20/2014	7.108%	8,200	(641)	(636)	(5)
Chrysler Financial	DUB	5.250%	09/20/2012	8.590%	3,500	(289)	0	(289)
CIT Group, Inc.	BCLY	5.000%	06/20/2014	15.418%	10,000	(2,868)	(1,900)	(968)
CIT Group, Inc.	GSC	5.000%	06/20/2014	15.418%	13,600	(3,900)	(1,921)	(1,979)
CIT Group, Inc.	JPM	5.000%	12/20/2009	19.378%	5,000	(315)	(625)	310
CIT Group, Inc.	MSC	5.000%	06/20/2014	15.418%	1,500	(430)	(322)	(108)
Community Health Systems, Inc.	GSC	5.000%	12/20/2013	6.389%	22,500	(1,082)	(2,231)	1,149
Community Health Systems, Inc.	GSC	5.000%	03/20/2014	6.463%	24,700	(1,301)	(2,253)	952
Community Health Systems, Inc.	GSC	5.000%	06/20/2014	6.531%	10,000	(572)	(500)	(72)
Community Health Systems, Inc.	JPM	5.000%	12/20/2013	6.389%	3,750	(180)	(365)	185
CSC Holdings, Inc.	MSC	3.650%	03/20/2013	2.000%	1,500	84	0	84
Dynegy Holdings, Inc.	CITI	5.000%	03/20/2014	12.138%	625	(134)	(113)	(21)
El Paso Corp.	CITI	5.000%	12/20/2013	6.902%	3,750	(240)	(107)	(133)
El Paso Corp.	CITI	5.000%	03/20/2014	6.928%	4,500	(303)	(333)	30
El Paso Corp.	CITI	5.000%	06/20/2014	6.952%	7,000	(495)	(560)	65
El Paso Corp.	CSFB	5.000%	09/20/2014	6.974%	4,200	(310)	(316)	6
El Paso Corp.	CSFB	5.000%	09/20/2014	6.970%	8,100	(608)	(618)	10
El Paso Corp.	GSC	5.000%	12/20/2013	6.902%	12,750	(816)	(330)	(486)
El Paso Corp.	GSC	5.000%	06/20/2014	6.952%	3,200	(226)	(160)	(66)
El Paso Corp.	GSC	5.000%	09/20/2014	6.974%	3,750	(277)	(238)	(39)
El Paso Corp.	JPM	5.000%	06/20/2014	6.952%	3,800	(269)	(209)	(60)
Ford Motor Co.	MLP	4.850%	12/20/2010	19.231%	18,000	(3,279)	0	(3,279)
General Electric Capital Corp.	BOA	5.000%	06/20/2014	4.176%	76,900	2,656	2,415	241
General Electric Capital Corp.	CITI	4.100%	12/20/2013	4.336%	8,250	(64)	0	(64)
General Electric Capital Corp.	CITI	3.250%	03/20/2014	4.336%	22,900	(942)	0	(942)
General Electric Capital Corp.	CITI	5.000%	06/20/2014	4.176%	20,900	722	681	41
General Electric Capital Corp.	DUB	5.000%	06/20/2014	4.176%	24,800	857	(89)	946
Georgia-Pacific LLC	BOA	5.000%	09/20/2014	4.718%	18,000	235	(1,845)	2,080
Georgia-Pacific LLC	GSC	5.000%	12/20/2013	4.675%	3,750	50	(338)	388
Georgia-Pacific LLC	JPM	5.000%	12/20/2013	4.675%	9,000	121	(799)	920
Georgia-Pacific LLC	MLP	5.000%	12/20/2013	4.675%	5,250	70	(479)	549
Georgia-Pacific LLC	MSC	3.800%	03/20/2013	2.663%	1,500	56	0	56
GMAC LLC	BOA	7.000%	12/20/2012	10.076%	2,500	(195)	0	(195)
GMAC LLC	BOA	5.000%	09/20/2013	9.786%	37,000	(5,226)	(9,712)	4,486
GMAC LLC	DUB	5.000%	03/20/2012	10.541%	3,000	(354)	(465)	111
GMAC LLC	DUB	6.350%	12/20/2012	10.076%	3,650	(347)	0	(347)
GMAC LLC	GSC	6.800%	12/20/2012	10.076%	5,000	(416)	0	(416)
GMAC LLC	JPM	2.110%	03/20/2012	10.541%	10,000	(1,810)	0	(1,810)
GMAC LLC	MLP	5.000%	03/20/2010	13.789%	1,500	(87)	(146)	59
Goodyear Tire & Rubber Co.	CITI	3.650%	06/20/2013	5.501%	3,800	(236)	0	(236)
HCA, Inc.	BOA	4.650%	09/20/2013	6.782%	3,000	(213)	0	(213)
HCA, Inc.	CITI	2.000%	09/20/2012	5.559%	4,400	(434)	0	(434)
HCA, Inc.	CSFB	5.000%	06/20/2014	6.495%	9,600	(460)	(1,050)	590
International Lease Finance Corp.	MSC	5.000%	06/20/2014	8.548%	1,000	(119)	(150)	31
NRG Energy, Inc.	CSFB	5.000%	12/20/2013	4.319%	3,750	100	(42)	142
NRG Energy, Inc.	GSC	4.200%	09/20/2013	4.266%	6,875	(9)	0	(9)
NRG Energy, Inc.	JPM	5.380%	12/20/2013	4.319%	4,500	184	0	184
NRG Energy, Inc.	MLP	5.500%	12/20/2013	4.319%	5,250	239	0	239
Prudential Financial, Inc.	JPM	5.000%	06/20/2014	5.307%	1,000	(11)	4	(15)
Qwest Capital Funding, Inc.	CITI	3.350%	12/20/2012	6.947%	1,100	(114)	0	(114)
Qwest Capital Funding, Inc.	CSFB	3.100%	12/20/2012	6.947%	5,000	(556)	0	(556)
RRI Energy, Inc.	BCLY	5.000%	09/20/2014	9.460%	3,800	(594)	(599)	5
RRI Energy, Inc.	GSC	5.000%	09/20/2014	9.460%	21,650	(2,999)	(3,767)	768
SLM Corp.	BCLY	5.000%	12/20/2013	8.248%	4,700	(487)	(517)	30
SLM Corp.	BOA	5.000%	12/20/2010	8.657%	22,000	(1,048)	(1,925)	877
SLM Corp.	BOA	5.000%	09/20/2014	7.854%	22,100	(2,252)	(3,094)	842
SLM Corp.	DUB	5.000%	06/20/2010	8.719%	15,600	(512)	(878)	366
SLM Corp.	DUB	5.000%	06/20/2012	8.228%	9,900	(759)	(1,287)	528
SLM Corp.	DUB	5.000%	09/20/2014	7.854%	2,000	(204)	(225)	21
SLM Corp.	GSC	7.600%	03/20/2012	8.608%	4,750	(98)	0	(98)
SLM Corp.	MSC	5.000%	06/20/2014	7.881%	6,000	(598)	(1,020)	422
Sungard Data Systems, Inc.	BCLY	5.000%	09/20/2014	7.916%	2,000	(216)	(230)	14
Sungard Data Systems, Inc.	CITI	5.000%	03/20/2014	7.892%	4,000	(401)	(261)	(140)
Sungard Data Systems, Inc.	MSC	3.800%	03/20/2013	3.480%	1,500	17	0	17

						$(37,815)	$(43,434)	$5,619

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-9 3-Year Index 25-35%	DUB	4.000%	12/20/2010	$3,000	$(196)	$0	$(196)
CDX.HY-9 3-Year Index 25-35%	MLP	4.530%	12/20/2010	51,800	(2,994)	0	(2,994)
CDX.HY-9 3-Year Index 35-100%	MLP	1.550%	12/20/2010	9,368	54	0	54
CDX.HY-9 3-Year Index 35-100%	MLP	1.670%	12/20/2010	8,155	61	0	61
CDX.HY-9 5-Year Index 25-35%	MLP	3.230%	12/20/2012	5,050	(1,348)	0	(1,348)
CDX.HY-10 5-Year Index 25-35%	MLP	6.520%	06/20/2013	2,000	(398)	0	(398)
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	8,751	120	0	120
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012	11,667	161	0	161

					$(4,540)	$0	$(4,540)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL478,100	$(10,545)	$(1,047)	$(9,498)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC	45,100	(967)	(325)	(642)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS	2,600	(35)	(4)	(31)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY	288,400	(3,384)	(368)	(3,016)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC	25,500	961	168	793
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM	30,500	1,149	106	1,043
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP	27,100	1,021	189	832

						$(11,800)	$(1,281)	$(10,519)

Total Return Swaps on Securities

Pay/Receive Total Return on Reference Entity	Reference Entity	# of Shares or Units	Floating Rate(5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	NRG Energy, Inc.	255,400	0.000%	$5,846	07/23/2009	MLP	$784

(5)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(l) Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$124.000	08/21/2009	3	$2	$0
Put - CBOT U.S. Treasury 10-Year Note September Futures	116.000	08/21/2009	3	2	5
Put - CME 90-Day Eurodollar September Futures	98.500	09/14/2009	113	27	5
Put - CME 90-Day Eurodollar September Futures	98.625	09/14/2009	1,771	299	90

				$330	$100

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	$16,300	$48	$34
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	21,000	184	117
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	6,000	49	33
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	31,600	111	65
Call - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	2.500%	08/21/2009	41,000	199	66
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/21/2009	41,000	303	812
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	215,000	1,928	1,195

							$2,822	$2,322

(m) Restricted securities as of June 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$12,092	$11,109	0.16%
Ferrellgas Partners LP	7.240%	08/01/2010	10/17/2001 - 04/24/2006	25,993	25,118	0.37%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003 - 02/25/2009	32,179	32,083	0.47%
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,976	9,395	0.14%
Wilmington Trust Co.	10.732%	01/01/2013	01/07/1993 - 05/16/2003	4,906	4,651	0.07%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	05/09/1995 - 05/16/2003	3,037	2,866	0.04%

				$88,183	$85,222	1.25%

(n) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CHF	RBS	3,664	10/2009	$0	$0	$0
Buy	CNY	BCLY	22,489	07/2009	0	(206)	(206)
Sell		BCLY	98,480	07/2009	2	(4)	(2)
Buy		DUB	67,956	07/2009	0	(583)	(583)
Sell		DUB	129,228	07/2009	29	(5)	24
Buy		HSBC	44,595	07/2009	0	(301)	(301)
Buy		JPM	92,668	07/2009	0	(811)	(811)
Buy		BCLY	52,712	09/2009	3	0	3
Buy		DUB	44,976	09/2009	3	0	3
Buy		BCLY	45,732	03/2010	0	(13)	(13)
Buy		DUB	83,579	03/2010	0	(67)	(67)
Sell	EUR	BCLY	131,961	07/2009	0	(992)	(992)
Sell		RBS	7,570	07/2009	0	(34)	(34)
Buy	GBP	BCLY	30,698	07/2009	40	(137)	(97)
Sell		BCLY	53,663	07/2009	0	(1,547)	(1,547)
Sell		CITI	5,930	07/2009	0	(581)	(581)
Sell		CSFB	987	07/2009	0	(47)	(47)
Buy		GSC	3,176	07/2009	40	(5)	35
Sell		GSC	4,428	07/2009	46	(52)	(6)
Buy		MSC	33,797	07/2009	0	(232)	(232)
Sell		RBC	4,659	07/2009	0	(67)	(67)
Buy		RBS	1,996	07/2009	154	0	154
Sell		MSC	33,797	08/2009	231	0	231
Sell	JPY	BNP	29,354	07/2009	0	0	0
Sell		MSC	29,354	08/2009	0	0	0
Sell	SGD	CITI	7,174	07/2009	52	0	52
Buy		HSBC	7,174	07/2009	0	(8)	(8)

					$600	$(5,692)	$(5,092)

(o) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$5,332,902	$147,449	$5,480,351
Foreign Currency-Denominated Issues	0	398,288	3,786	402,074
Other Investments++	114,561	817,104	0	931,665

Investments, at value	$114,561	$6,548,294	$151,235	$6,814,090

Financial Derivative Instruments+++	$(3,312)	$(15,882)	$(288)	$(19,482)

Total	$111,249	$6,532,412	$150,947	$6,794,608

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$98,156	$41,399	$643	$(396)	$7,565	$82	$147,449
Foreign Currency-Denominated Issues	3,367	0	3	0	416	0	3,786
Other Investments++	1,296	(2,225)	0	(3,504)	4,433	0	0

Investments, at value	$102,819	$39,174	$646	$(3,900)	$12,414	$82	$151,235

Financial Derivative Instruments+++	$(1,576)	$0	$0	$0	$1,288	$0	$(288)

Total	$101,243	$39,174	$646	$(3,900)	$13,702	$82	$150,947

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

High Yield Municipal Bond Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 1.1%
American International Group, Inc.
4.700% due 10/01/2010	$500	$406
8.175% due 05/15/2058	1,600	457
8.250% due 08/15/2018	400	236
Citigroup, Inc.
8.400% due 04/29/2049 (a)	550	413
SLM Corp.
4.500% due 07/26/2010	700	662

Total Corporate Bonds & Notes (Cost $3,190)		2,174

MUNICIPAL BONDS & NOTES 96.3%
ALABAMA 1.2%
Butler, Alabama Industrial Development Board Revenue Bonds, Series 1993
5.900% due 12/01/2012	50	49
Colbert County, Alabama Health Care Authority Revenue Bonds, Series 2003
5.750% due 06/01/2027	670	574
Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
5.250% due 03/01/2031	250	197
5.250% due 03/01/2036	500	383
Tuscaloosa, Alabama Educational Building Authority Revenue Bonds, Series 2007
5.000% due 06/01/2026	1,500	1,089

		2,292

ALASKA 0.5%
Alaska State Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036	1,400	891

ARIZONA 3.8%
Apache County, Arizona Industrial Development Authority Revenue Bonds, Series 1998
5.875% due 03/01/2033	1,215	1,051
Arizona State Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	1,250	768
Arizona State Salt Verde Financial Corp. Revenue Bonds, Series 2007
5.000% due 12/01/2037	1,000	739
Mohave County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
8.000% due 05/01/2025	1,100	1,209
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,500	1,107
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.625% due 07/01/2038	1,000	701
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
6.375% due 09/01/2029	1,850	1,762

		7,337

CALIFORNIA 5.3%
California State Educational Facilities Authority Revenue Bonds, Series 2008
0.250% due 10/01/2036	2,000	2,000
California State Health Facilities Financing Authority Revenue Bonds, Series 2009
5.750% due 09/01/2039	1,000	923
6.000% due 07/01/2039	1,500	1,453
California State Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	600	544
7.000% due 10/01/2039	500	406
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.500% due 11/01/2038	1,350	849
9.000% due 11/01/2017	500	417
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,003
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.625% due 06/01/2038	80	90
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	1,000	671
Los Angeles, California Regional Airports Improvement Corp. Revenue Bonds, Series 2002
7.500% due 12/01/2024	250	218
Santa Clara, California Revenue Bonds, Series 2008
0.250% due 07/01/2034	500	500
University of California Regents Medical Center Revenue Bonds, (MBIA Insured), Series 2007
1.202% due 05/15/2030	1,750	1,105

		10,179

COLORADO 6.8%
Colorado Springs, Colorado Revenue Bonds, Series 2006
0.300% due 06/01/2029	1,600	1,600
Colorado State Confluence Metropolitan District Revenue Bonds, Series 2007
5.400% due 12/01/2027	500	335
5.450% due 12/01/2034	1,000	624
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.700% due 05/01/2037 (f)	800	555
5.750% due 05/15/2037	835	581
5.750% due 12/01/2037	1,000	677
Colorado State Health Facilities Authority Revenue Bonds, Series 2007
5.300% due 07/01/2037	2,350	1,428
5.900% due 08/01/2037	1,000	676
Colorado State Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	1,000	872
Colorado State Housing & Finance Authority Revenue Bonds, Series 2007
5.875% due 06/01/2037	1,500	953
Colorado State Public Authority for Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,205	2,087
Colorado State School of Mines Revenue Bonds, Series 2008
0.350% due 12/01/2037	225	225
Copperleaf, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	304
Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.200% due 12/01/2029	1,300	1,300
Madre, Colorado Metropolitan District No. 2 General Obligation Bonds, Series 2007
5.500% due 12/01/2036	900	449
Tallyns Reach, Colorado Metropolitan District No. 3 General Obligation Bonds, Series 2007
5.200% due 12/01/2036	500	364

		13,030

FLORIDA 4.7%
Beacon Lakes, Florida Community Development District Special Assessment Bonds, Series 2007
6.000% due 05/01/2038	455	268
Brevard County, Florida Health Facilities Authority Revenue Bonds, Series 2005
5.000% due 04/01/2036	700	545
Broward County, Florida Educational Facilities Authority Revenue Bonds, Series 2008
0.320% due 04/01/2038	500	500
Florida State Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	182
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.125% due 05/15/2037	1,000	635
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2008
5.625% due 08/15/2029	1,750	1,319
Jacksonville, Florida Economic Development Commission Revenue Bonds, Series 2007
5.300% due 05/01/2037	2,500	1,485
Lee County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.375% due 06/15/2037	1,500	877
Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2008
5.500% due 04/01/2038	500	492
Orange County, Florida School Board Certificates of Participation Bonds, Series 2008
0.300% due 08/01/2022	700	700
Sarasota County, Florida Health Facility Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,680	1,189
University Square, Florida Community Development District Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	1,235	701

		8,893

GEORGIA 0.9%
Atlanta, Georgia Downtown Development Authority Revenue Notes, (AGC Insured), Series 2009
4.000% due 07/01/2011	500	516
Fulton County, Georgia Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	150
Georgia State Medical Center Hospital Authority Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,500	1,024

		1,690

IDAHO 0.5%
Nez Perce County, Idaho Revenue Bonds, Series 1996
6.000% due 10/01/2024	1,300	1,018

ILLINOIS 6.5%
Belleville, Illinois Frank Scott Parkway Redevelopment Authority Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	1,000	726
Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,645	1,072
Hillside, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	2,000	1,551
Illinois State Finance Authority Revenue Bonds, Series 1993
5.950% due 08/15/2026	800	705
Illinois State Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	200	148
Illinois State Finance Authority Revenue Bonds, Series 2007
5.375% due 11/15/2039	1,600	957
5.500% due 05/15/2037	750	444
6.100% due 12/01/2041	1,650	1,144
7.000% due 12/01/2037	1,000	643
Illinois State Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035	1,000	734
Illinois State Finance Authority Sports Facilities Revenue Bonds, Series 2007
6.000% due 03/01/2037	1,775	709
Illinois State General Obligation Notes, Series 2009
4.000% due 05/20/2010	2,000	2,047
Southwestern Illinois State Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	835
6.625% due 06/01/2037	1,000	741

		12,456

INDIANA 2.2%
East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	62
Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 03/01/2037	1,000	843
Indiana State Municipal Power Agency Revenue Bonds, Series 2009
5.750% due 01/01/2034	1,000	1,006
6.000% due 01/01/2039	1,000	1,021
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,650	1,169

		4,101

IOWA 1.7%
Altoona, Iowa Tax Allocation Bonds, Series 2008
6.000% due 06/01/2034	1,000	969
Iowa State Finance Authority Revenue Bonds, Series 2006
5.450% due 11/01/2026	175	124
Iowa State Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2027	900	559
5.500% due 11/15/2037	1,550	865
5.625% due 12/01/2045	1,700	769

		3,286

KANSAS 1.2%
Labette County, Kansas Revenue Bonds, Series 2007
5.750% due 09/01/2037	1,100	881
Lenexa, Kansas Revenue Bonds, Series 2007
5.500% due 05/15/2039	1,000	644
Manhattan, Kansas Revenue Bonds, Series 2007
5.125% due 05/15/2037	250	171
5.125% due 05/15/2042	250	167
5.500% due 08/01/2021	250	186
Olathe, Kansas Tax Allocation Bonds, Series 2007
5.500% due 09/01/2026	200	143

		2,192

LOUISIANA 3.3%
East Baton Rouge, Louisiana Revenue Bonds, Series 2009
5.250% due 02/01/2039	1,500	1,491
Louisiana State Citizens Property Insurance Corp. Revenue Bonds, (AGC Insured), Series 2009
6.125% due 06/01/2025	2,250	2,393
Louisiana State St. John Parish Baptist Revenue Bonds, Series 2007
5.125% due 06/01/2037	2,220	1,864
New Orleans, Louisiana Aviation Board Revenue Bonds, (AGC Insured), Series 2009
6.000% due 01/01/2023	500	517

		6,265

MARYLAND 1.5%
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.300% due 01/01/2037	300	173
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
0.300% due 07/01/2023	580	580
5.750% due 01/01/2038	1,000	849
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	250	273
Maryland State Industrial Development Financing Authority Revenue Notes, Series 2008
5.000% due 12/01/2010	985	976

		2,851

MASSACHUSETTS 2.1%
Massachusetts State Development Finance Agency Revenue Bonds, Series 2007
5.750% due 11/15/2042	1,500	877
6.750% due 10/15/2037	1,250	930
Massachusetts State Development Finance Agency Revenue Bonds, Series 2008
0.270% due 09/01/2037	570	570
Massachusetts State Educational Financing Authority Revenue Bonds, Series 2009
6.000% due 01/01/2028	1,500	1,507
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2007
0.270% due 12/01/2037	200	200

		4,084

MICHIGAN 2.7%
East Lansing, Michigan Economic Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2037	795	495
Garden City, Michigan Hospital Finance Authority Revenue Bonds, Series 2007
5.000% due 08/15/2038	250	122
Hillsdale, Michigan Hospital Finance Authority Revenue Bonds, Series 1998
5.000% due 05/15/2013	70	69
Meridian, Michigan Economic Development Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2026	965	654
Michigan State Corner Creek Academy East Revenue Bonds, Series 2007
5.250% due 11/01/2036	250	164
Michigan State Doctor Charles Drew Academy Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036	450	279
Michigan State Grand Traverse Academy Revenue Bonds, Series 2007
5.000% due 11/01/2036	1,200	735
Michigan State Hospital Finance Authority Revenue Bonds, Series 2006
5.000% due 11/15/2038	1,000	734
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008
7.000% due 10/01/2036 (f)	230	188
Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037	1,000	765
Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
6.000% due 06/01/2048	750	448
Royal Oak, Michigan Hospital Finance Authority Revenue Bonds, Series 2009
8.250% due 09/01/2039	500	566

		5,219

MINNESOTA 2.5%
Falcon Heights, Minnesota Revenue Bonds, Series 2007
6.000% due 11/01/2037	400	289
Minneapolis, Minnesota Revenue Bonds, Series 2007
5.400% due 04/01/2028	725	538
5.750% due 10/01/2037	1,500	1,010
Minneapolis, Minnesota Revenue Bonds, Series 2008
6.750% due 11/15/2032	950	998
Minneapolis, Minnesota Tax Allocation Bonds, Series 2006
5.350% due 02/01/2030	200	131
Minnesota State Higher Education Facilities Authority Revenue Bonds, Series 2007
5.500% due 05/01/2037	1,000	813
North Oaks, Minnesota Revenue Bonds, Series 2007
6.125% due 10/01/2039	250	204
Stillwater, Minnesota Revenue Bonds, Series 2007
5.375% due 02/01/2032	500	340
Washington County, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.625% due 06/01/2037	500	368

		4,691

MISSISSIPPI 0.9%
Mississippi State Business Finance Corp. Revenue Bonds, Series 1998
5.875% due 04/01/2022	1,860	1,713

MISSOURI 2.1%
Branson, Missouri Regional Airport Transportation Development District Revenue Bonds, Series 2007
6.000% due 07/01/2025	1,900	1,381
6.000% due 07/01/2037	750	504
Cottleville, Missouri Certificates of Participation Bonds, Series 2006
5.250% due 08/01/2031	250	227
Grindstone Plaza, Missouri Transportation Development District Sales Tax Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	148
5.550% due 10/01/2036	45	26
Independence, Missouri Thirty-Ninth Street Transportation District Revenue Bonds, Series 2008
6.875% due 09/01/2032	500	392
Joplin, Missouri Industrial Development Authority Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	1,025
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2003
0.300% due 02/15/2033	200	200

		3,903

MONTANA 0.2%
Hardin, Montana Rocky Mountain Power, Inc. Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (c)	830	374

NEW HAMPSHIRE 0.7%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2007
0.250% due 06/01/2041	1,300	1,300

NEW JERSEY 3.5%
Middlesex County, New Jersey Improvement Authority Revenue Bonds, Series 2005
6.125% due 01/01/2025	1,675	874
New Jersey State Economic Development Authority Revenue Bonds, Series 2000
7.000% due 11/15/2030	60	50
New Jersey State Economic Development Authority Revenue Bonds, Series 2006
5.375% due 11/01/2036	1,000	651
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, (AGC Insured), Series 2008
5.250% due 01/01/2036	900	897
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	600	492
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	7,000	3,793

		6,757

NEW MEXICO 0.4%
New Mexico State Hospital Equipment Loan Council Revenue Bonds, Series 2007
5.250% due 08/15/2026	500	356
Otero County, New Mexico Revenue Bonds, Series 2007
6.000% due 04/01/2028	650	489

		845

NEW YORK 4.8%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	150	99
Long Island, New York Power Authority Revenue Bonds, Series 2009
5.750% due 04/01/2039	500	518
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.500% due 01/01/2027	395	317
6.700% due 01/01/2043	1,500	1,138
New York City, New York General Obligation Bonds, Series 1993
0.200% due 08/01/2020	1,000	1,000
0.200% due 08/01/2021	500	500
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.750% due 08/01/2031	150	130
New York City, New York Industrial Development Agency Revenue Notes, (FGIC Insured), Series 2006
0.000% due 03/01/2016	1,250	1,052
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
0.270% due 11/01/2022	1,300	1,300
5.250% due 02/01/2029	1,000	1,041
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
0.270% due 04/01/2027	300	300
New York State Dormitory Authority Revenue Bonds, Series 2008
6.250% due 12/01/2037	1,000	765
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2009
5.000% due 11/15/2034	1,000	983

		9,143

NORTH CAROLINA 1.5%
Charlotte, North Carolina Revenue Bonds, Series 1998
5.600% due 07/01/2027	150	90
Charlotte, North Carolina Revenue Bonds, Series 2000
7.750% due 02/01/2028	60	46
Charlotte-Mecklenburg, North Carolina Hospital Authority Revenue Bonds, Series 2007
0.260% due 01/15/2045	400	400
North Carolina State Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	50	34
North Carolina State Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	633
North Carolina State Medical Care Commission Revenue Bonds, Series 2008
6.000% due 11/01/2033	750	647
6.000% due 04/01/2038	500	369
Surry County, North Carolina Northern Hospital District Revenue Bonds, Series 2008
6.250% due 10/01/2038	800	720

		2,939

OHIO 1.9%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	1,000	701
5.875% due 06/01/2047	3,500	1,980
6.000% due 06/01/2042	1,520	904
Ohio State Higher Educational Facility Commission Revenue Bonds, Series 1998
0.250% due 08/01/2033	100	100

		3,685

OREGON 0.5%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2009
5.500% due 07/15/2035	1,000	983

PENNSYLVANIA 7.7%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2008
6.000% due 10/15/2038	750	596
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.375% due 11/15/2040	3,500	2,094
Cambridge, Pennsylvania Area Joint Authority Revenue Bonds, Series 2008
6.000% due 12/01/2037	500	428
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	386
Geisinger, Pennsylvania Authority Revenue Bonds, Series 2002
0.200% due 11/15/2032	1,000	1,000
Geisinger, Pennsylvania Authority Revenue Bonds, Series 2009
0.250% due 06/01/2039	400	400
Harrisburg, Pennsylvania Authority Revenue Bonds, Series 2007
6.000% due 09/01/2036	500	406
Lancaster County, Pennsylvania Hospital Authority Revenue Bonds, Series 2008
6.250% due 07/01/2026	250	226
6.375% due 07/01/2030	1,000	881
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2006
5.250% due 01/01/2036	150	110
Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2001
6.750% due 12/01/2036	2,745	2,556
Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2003
6.750% due 12/01/2036	190	177
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 1993
6.625% due 11/15/2023	2,000	1,922
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2034	2,250	1,573
Philadelphia, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2007
5.500% due 09/15/2037	450	303
Susquehanna, Pennsylvania Area Regional Airport Authority Revenue Bonds, Series 2008
6.500% due 01/01/2038	1,750	1,381
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	550	329

		14,768

PUERTO RICO 0.6%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
6.000% due 07/01/2038	900	863
Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	380	344

		1,207

RHODE ISLAND 0.1%
Rhode Island State Health & Educational Building Corp. Revenue Bonds, Series 1998
5.400% due 07/01/2013	155	148

SOUTH CAROLINA 2.3%
South Carolina State Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	1,900	1,333
6.000% due 11/15/2037	2,000	1,244
South Carolina State Public Service Authority Revenue Notes, Series 2009
4.000% due 01/01/2011	1,500	1,567
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	145	170

		4,314

TENNESSEE 2.0%
Knox County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.250% due 04/01/2036	750	609
Maury County, Tennessee Industrial Development Board Revenue Bonds, Series 1994
6.500% due 09/01/2024	150	28
Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037	1,150	451
Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2020	850	742
5.250% due 09/01/2021	1,000	870
5.250% due 09/01/2024	1,375	1,150

		3,850

TEXAS 11.5%
Alliance, Texas Airport Authority Revenue Bonds, Series 2007
5.250% due 12/01/2029	1,250	501
Brazos County, Texas River Authority Revenue Bonds, Series 2001
5.750% due 05/01/2036	1,500	1,168
8.250% due 05/01/2033	1,300	625
Brazos County, Texas River Authority Revenue Bonds, Series 2003
6.300% due 07/01/2032	515	248
Brazos County, Texas River Authority Revenue Bonds, Series 2006
5.000% due 03/01/2041	2,000	923
Guadalupe-Blanco, Texas River Authority Revenue Notes, Series 2008
5.625% due 10/01/2017	275	265
Gulf Coast, Texas Waste Disposal Authority Revenue Bonds, Series 2003
5.200% due 05/01/2028	1,000	847
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2009
5.000% due 06/01/2012	2,000	2,116
Harris County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2008
7.250% due 12/01/2035	750	800
Houston, Texas Airport Systems Revenue Bonds, Series 1997
6.125% due 07/15/2017	100	74
6.125% due 07/15/2027	45	31
Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2021	100	88
6.750% due 07/01/2029	1,000	843
Lubbock, Texas Health Facilities Development Corp. Revenue Bonds, Series 2005
6.625% due 07/01/2036	265	207
Lubbock, Texas State Educational Facilities Authority Revenue Bonds, Series 2007
5.250% due 11/01/2037	1,000	801
Lufkin, Texas Health Facilities Development Corp. Revenue Bonds, Series 2007
5.500% due 02/15/2037	750	527
North Texas State Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	150	147
5.750% due 01/01/2033	1,600	1,558
Parmer County, Texas Hospital District General Obligation Bonds, Series 2007
5.500% due 02/15/2027	345	279
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.200% due 11/15/2019	100	100
0.200% due 11/15/2033	1,000	1,000
5.500% due 08/15/2031	1,000	988
Texas State General Obligation Notes, Series 2009
5.000% due 08/01/2013	445	496
Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2023	1,150	975
Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	500	493
Texas State Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,600	1,502
Texas State Public Finance Authority Revenue Bonds, Series 2007
5.375% due 02/15/2037	2,115	1,497
Tomball, Texas Independent School District General Obligation Notes, (AGC Insured), Series 2009
3.000% due 02/15/2011	250	257
Trinity, Texas River Authority Revenue Bonds, Series 2000
6.250% due 05/01/2028	50	24
Tyler, Texas Health Facilities Development Corp. Revenue Bonds, Series 2007
5.375% due 11/01/2037	2,500	1,925
Willacy County, Texas Revenue Bonds, Series 2007
6.875% due 09/01/2028	750	605

		21,910

UTAH 2.7%
Spanish Fork City, Utah Revenue Bonds, Series 2006
5.550% due 11/15/2026	500	369
5.700% due 11/15/2036	1,000	683
St. George, Utah Revenue Notes, Series 2009
2.500% due 11/01/2011	225	230
Utah County, Utah General Obligation Bonds, Series 2007
5.875% due 06/15/2037	1,650	1,195
Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	2,550	1,757
Utah State Charter School Finance Authority Revenue Bonds, Series 2007
6.000% due 07/15/2037	675	464
Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	500	416

		5,114

VIRGINIA 2.1%
Bedford County, Virginia Industrial Development Authority Revenue Bonds, Series 1999
6.550% due 12/01/2025	100	81
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2007
5.500% due 07/01/2037	570	276
Lewistown, Virginia Commerce Center Community Development Authority Revenue Bonds, Series 2007
6.050% due 03/01/2027	1,150	777
Virginia State Peninsula Town Center Community Development Authority Revenue Bonds, Series 2007
6.450% due 09/01/2037	1,000	744
Virginia State Public School Authority Revenue Notes, Series 2009
5.000% due 04/15/2011	2,000	2,138

		4,016

WASHINGTON 0.9%
Clallam County, Washington Public Hospital District No. 1 Revenue Bonds, Series 2008
7.000% due 12/01/2033	1,000	882
Washington State Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	263
Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	850	547

		1,692

WEST VIRGINIA 1.0%
West Virginia State Economic Development Authority Revenue Bonds, Series 2008
4.850% due 05/01/2019	1,200	1,251
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	960	645

		1,896

WISCONSIN 1.3%
Milwaukee, Wisconsin Redevelopment Authority Revenue Bonds, Series 2007
5.650% due 08/01/2037	1,150	733
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2033	250	193
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2032	1,450	1,475

		2,401

WYOMING 0.2%
University of Wyoming Revenue Notes, Series 2009
3.000% due 06/01/2011	390	401

Total Municipal Bonds & Notes (Cost $228,194)		183,834

MORTGAGE-BACKED SECURITIES 0.3%
Countrywide Alternative Loan Trust
2.840% due 11/25/2035	402	177
Residential Accredit Loans, Inc.
0.464% due 02/25/2047	832	320

Total Mortgage-Backed Securities (Cost $745)		497

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%
American International Group, Inc.
8.500% due 08/01/2011	7,700	73

Total Convertible Preferred Stocks (Cost $578)		73

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.7%
U.S. TREASURY BILLS 0.7%
0.120% due 07/02/2009 - 07/23/2009 (b)(d)	$1,290	1,290

Total Short-Term Instruments (Cost $1,290)		1,290

Total Investments 98.4% (Cost $233,997)		$187,868
Other Assets and Liabilities (Net) 1.6%		3,118

Net Assets 100.0%		$190,986

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Security becomes interest bearing at a future date.

(d) Securities with an aggregate market value of $1,290 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(e) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Long Island, New York Power Authority Revenue Bonds, Series 2006	GSC	0.950%	06/20/2018	3.590%	$5,000	$(543)	$0	$(543)
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007	GSC	1.500%	06/20/2018	4.440%	5,000	(532)	0	(532)

						$(1,075)	$0	$(1,075)

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
MCDX 5-Year Index	GSC	0.350%	06/20/2013	$1,600	$(91)	$(40)	$(51)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f) Restricted securities as of June 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2007	5.700%	05/01/2037	06/27/2007	$800	$555	0.29%
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008	7.000%	10/01/2036	07/30/2008	230	188	0.10%

				$1,030	$743	0.39%

(g) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
California	$0	$10,179	$0	$10,179
Colorado	0	13,030	0	13,030
Illinois	0	12,456	0	12,456
Pennsylvania	0	14,768	0	14,768
Texas	0	21,910	0	21,910
Other Investments++	73	115,452	0	115,525

Investments, at value	$73	$187,795	$0	$187,868

Financial Derivative Instruments+++	$0	$(51)	$(1,075)	$(1,126)

Total	$73	$187,744	$(1,075)	$186,742

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0

Financial Derivative Instruments+++	$(2,711)	$0	$0	$0	$1,585	$51	$(1,075)

Total	$(2,711)	$0	$0	$0	$1,585	$51	$(1,075)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Income Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.3%
Daimler Finance North America LLC
4.320% due 08/03/2012	$491	$458
Ford Motor Co.
3.320% due 12/16/2013	164	119
4.140% due 12/16/2013	83	60
Texas Competitive Electric Holdings Co. LLC
3.821% due 10/10/2014	500	354

Total Bank Loan Obligations (Cost $1,067)		991

CORPORATE BONDS & NOTES 19.5%
BANKING & FINANCE 9.5%
AES Ironwood LLC
8.857% due 11/30/2025	83	72
American Express Centurion Bank
0.471% due 06/12/2012	2,000	1,850
American Express Co.
7.000% due 03/19/2018	150	146
American General Finance Corp.
4.625% due 09/01/2010	300	227
American International Group, Inc.
4.250% due 05/15/2013	500	290
5.850% due 01/16/2018	2,100	1,113
8.175% due 05/15/2058	1,075	307
8.250% due 08/15/2018	275	162
Bank of America Corp.
6.000% due 09/01/2017	500	455
Barclays Bank PLC
7.434% due 09/29/2049	100	67
10.179% due 06/12/2021	220	235
Bear Stearns Cos. LLC
6.400% due 10/02/2017	1,000	1,003
6.950% due 08/10/2012	137	149
Chukchansi Economic Development Authority
8.000% due 11/15/2013	25	17
CIT Group Funding Co. of Canada
4.650% due 07/01/2010	75	64
5.600% due 11/02/2011	25	18
CIT Group, Inc.
0.974% due 08/17/2009	125	122
1.170% due 02/13/2012	2,640	1,559
1.306% due 11/03/2010	125	93
1.352% due 07/28/2011	1,400	953
4.125% due 11/03/2009	25	24
4.250% due 02/01/2010	125	112
5.125% due 09/30/2014	200	118
Citigroup Capital XXI
8.300% due 12/21/2077	275	215
Citigroup, Inc.
5.000% due 09/15/2014	225	189
5.500% due 02/15/2017	250	204
6.000% due 08/15/2017	500	437
8.400% due 04/29/2049 (a)	2,325	1,747
Credit Suisse New York
5.000% due 05/15/2013	4,000	4,094
El Paso Performance-Linked Trust
7.750% due 07/15/2011	250	247
Ford Motor Credit Co. LLC
5.700% due 01/15/2010	50	48
7.000% due 10/01/2013	175	141
7.375% due 10/28/2009	285	283
7.875% due 06/15/2010	150	143
8.000% due 06/01/2014	25	20
8.000% due 12/15/2016	550	421
Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015	100	105
General Electric Capital Corp.
1.158% due 11/01/2012	790	713
1.259% due 04/10/2012	1,060	992
6.875% due 01/10/2039	4,200	3,787
GMAC LLC
6.875% due 08/28/2012	100	82
7.500% due 12/31/2013	400	314
8.000% due 11/01/2031	290	199
Goldman Sachs Group, Inc.
6.250% due 09/01/2017	500	496
6.750% due 10/01/2037	250	223
HBOS PLC
6.750% due 05/21/2018	1,000	756
HCP, Inc.
5.650% due 12/15/2013	200	182
6.000% due 01/30/2017	25	21
International Lease Finance Corp.
0.881% due 05/24/2010	25	23
4.875% due 09/01/2010	850	762
5.000% due 04/15/2010	25	23
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)	25	4
6.625% due 01/18/2012 (a)	100	15
6.750% due 12/28/2017 (a)	100	0
6.875% due 05/02/2018 (a)	100	16
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018	200	185
NSG Holdings LLC
7.750% due 12/15/2025	225	181
Pacific Life Insurance Co.
9.250% due 06/15/2039	400	389
Rabobank Nederland NV
11.000% due 12/29/2049	1,000	1,115
Royal Bank of Scotland Group PLC
7.640% due 03/29/2049	400	162
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	100	74
SLM Corp.
1.252% due 07/26/2010	50	45
1.322% due 10/25/2011	1,060	859
8.450% due 06/15/2018	25	21
SLM Corp. CPI Linked Bond
1.096% due 03/15/2012	269	198
2.066% due 06/15/2013	260	181
Tenneco, Inc.
8.125% due 11/15/2015	25	20
TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	125	111
UBS AG
5.750% due 04/25/2018	100	91
UBS Preferred Funding Trust V
6.243% due 05/29/2049	100	59
Universal City Development Partners
11.750% due 04/01/2010	200	191
Universal City Florida Holding Co. I & II
5.778% due 05/01/2010	65	53
8.375% due 05/01/2010	50	41
Ventas Realty LP
6.750% due 04/01/2017	175	158
7.125% due 06/01/2015	49	48
Wells Fargo & Co.
7.980% due 03/29/2049	400	332
Wells Fargo Capital XIII
7.700% due 12/29/2049	1,025	851
Wells Fargo Capital XV
9.750% due 09/26/2044	350	339

		31,762

INDUSTRIALS 7.8%
Actuant Corp.
6.875% due 06/15/2017	50	46
AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	250	235
Allison Transmission, Inc.
11.000% due 11/01/2015	170	135
American Stores Co.
8.000% due 06/01/2026	250	219
AmeriGas Partners LP
7.125% due 05/20/2016	180	166
7.250% due 05/20/2015	25	24
Anadarko Petroleum Corp.
5.950% due 09/15/2016	500	494
Apria Healthcare Group, Inc.
11.250% due 11/01/2014	100	97
ARAMARK Corp.
4.528% due 02/01/2015	75	61
8.500% due 02/01/2015	150	146
ArvinMeritor, Inc.
8.125% due 09/15/2015	335	178
Berry Plastics Corp.
5.881% due 02/15/2015	155	138
8.875% due 09/15/2014	75	64
Biomet, Inc.
10.000% due 10/15/2017	290	297
10.375% due 10/15/2017 (c)	100	97
11.625% due 10/15/2017	315	310
Boston Scientific Corp.
4.250% due 01/12/2011	25	24
Canadian Natural Resources Ltd.
5.700% due 05/15/2017	500	506
Cascades, Inc.
7.250% due 02/15/2013	25	22
CC Holdings GS V LLC
7.750% due 05/01/2017	50	49
Celestica, Inc.
7.875% due 07/01/2011	120	121
Charter Communications Operating LLC
10.000% due 04/30/2012 (a)	70	68
10.375% due 04/30/2014 (a)	75	72
Chesapeake Energy Corp.
7.250% due 12/15/2018	125	109
7.500% due 09/15/2013	125	120
7.500% due 06/15/2014	250	238
Colorado Interstate Gas Co.
5.950% due 03/15/2015	50	49
Comcast Corp.
5.900% due 03/15/2016	500	518
Community Health Systems, Inc.
8.875% due 07/15/2015	440	433
Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017	155	142
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	200	40
Crown Americas LLC
7.625% due 11/15/2013	60	59
CSC Holdings, Inc.
6.750% due 04/15/2012	75	73
7.625% due 04/01/2011	25	25
7.625% due 07/15/2018	475	442
7.875% due 02/15/2018	30	28
8.500% due 06/15/2015	125	123
DaVita, Inc.
6.625% due 03/15/2013	100	95
Delhaize America, Inc.
8.050% due 04/15/2027	25	26
Devon Financing Corp. ULC
6.875% due 09/30/2011	500	543
Dex Media West LLC
9.875% due 08/15/2013 (a)	140	22
DirecTV Holdings LLC
8.375% due 03/15/2013	180	181
DISH DBS Corp.
6.375% due 10/01/2011	100	97
7.000% due 10/01/2013	85	81
7.125% due 02/01/2016	355	333
7.750% due 05/31/2015	25	24
Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	71	72
Eaton Vance Corp.
6.500% due 10/02/2017	1,000	948
El Paso Corp.
7.800% due 08/01/2031	325	267
8.050% due 10/15/2030	25	21
Enterprise Products Operating LLC
7.034% due 01/15/2068	50	37
8.375% due 08/01/2066	370	298
FBG Finance Ltd.
5.125% due 06/15/2015	2,000	1,876
Ferrellgas Partners LP
6.750% due 05/01/2014	75	65
First Data Corp.
9.875% due 09/24/2015	405	290
Ford Motor Co.
9.215% due 09/15/2021	25	15
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	300	303
Freescale Semiconductor, Inc.
4.504% due 12/15/2014	25	10
8.875% due 12/15/2014	75	38
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	100	102
Gaz Capital S.A.
8.146% due 04/11/2018	100	91
Georgia-Pacific LLC
7.000% due 01/15/2015	200	188
7.700% due 06/15/2015	215	202
8.000% due 01/15/2024	175	150
8.250% due 05/01/2016	100	98
8.875% due 05/15/2031	150	130
Goodyear Tire & Rubber Co.
8.625% due 12/01/2011	125	124
10.500% due 05/15/2016	25	25
Harrah’s Operating Co., Inc.
10.000% due 12/15/2018	140	81
HCA, Inc.
8.500% due 04/15/2019	50	49
9.125% due 11/15/2014	225	223
9.250% due 11/15/2016	790	780
Host Hotels & Resorts LP
6.375% due 03/15/2015	25	22
Host Marriott LP
6.750% due 06/01/2016	25	22
7.000% due 08/15/2012	25	24
Intelsat Corp.
9.250% due 08/15/2014	50	49
9.250% due 06/15/2016	60	58
Intelsat Jackson Holdings Ltd.
9.500% due 06/15/2016	50	50
9.500% due 06/15/2016 (b)	50	51
Intergen NV
9.000% due 06/30/2017	175	167
JC Penney Corp., Inc.
7.125% due 11/15/2023	50	44
7.950% due 04/01/2017	100	98
Lender Processing Services, Inc.
8.125% due 07/01/2016	25	25
MGM Mirage
10.375% due 05/15/2014	50	52
11.125% due 11/15/2017	75	80
Motorola, Inc.
8.000% due 11/01/2011	50	50
Nalco Co.
7.750% due 11/15/2011	14	14
8.250% due 05/15/2017	25	25
8.875% due 11/15/2013	75	77
New Albertson’s, Inc.
7.450% due 08/01/2029	125	103
Newfield Exploration Co.
7.125% due 05/15/2018	125	114
Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	305	296
Nortel Networks Ltd.
6.963% due 07/15/2011 (a)	380	130
Northwest Airlines, Inc.
1.535% due 05/20/2014	1,115	836
NPC International, Inc.
9.500% due 05/01/2014	100	92
OPTI Canada, Inc.
8.250% due 12/15/2014	165	110
Owens-Brockway Glass Container, Inc.
8.250% due 05/15/2013	25	25
President and Fellows of Harvard College
5.625% due 10/01/2038	1,000	1,016
Quebecor Media, Inc.
7.750% due 03/15/2016	350	319
Quicksilver Resources, Inc.
11.750% due 01/01/2016	100	104
Range Resources Corp.
7.500% due 10/01/2017	75	72
Royal Caribbean Cruises Ltd.
6.875% due 12/01/2013	70	59
7.000% due 06/15/2013	25	22
8.000% due 05/15/2010	25	25
SandRidge Energy, Inc.
4.832% due 04/01/2014	275	216
8.625% due 04/01/2015 (c)	150	135
SemGroup LP
8.750% due 11/15/2015 (a)	250	11
Sensata Technologies BV
8.000% due 05/01/2014	300	149
Sonat, Inc.
7.625% due 07/15/2011	200	197
Speedway Motorsports, Inc.
8.750% due 06/01/2016	25	25
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018	75	64
7.875% due 05/01/2012	25	23
Suburban Propane Partners LP
6.875% due 12/15/2013	60	56
Sungard Data Systems, Inc.
9.125% due 08/15/2013	320	304
Teck Resources Ltd.
9.750% due 05/15/2014	125	129
10.250% due 05/15/2016	100	105
10.750% due 05/15/2019	200	215
Times Square Hotel Trust
8.528% due 08/01/2026	2,264	1,787
TRW Automotive, Inc.
7.250% due 03/15/2017	300	208
United Airlines, Inc.
7.730% due 07/01/2010	36	36
United Rentals North America, Inc.
6.500% due 02/15/2012	215	210
UnitedHealth Group, Inc.
6.000% due 02/15/2018	3,300	3,172
Verso Paper Holdings LLC
9.125% due 08/01/2014	170	80
West Corp.
9.500% due 10/15/2014	120	106
Willamette Industries, Inc.
6.450% due 08/19/2009	50	50
Williams Cos., Inc.
7.625% due 07/15/2019	125	124
Wind Acquisition Finance S.A.
10.750% due 12/01/2015	75	75
Windstream Corp.
8.625% due 08/01/2016	425	409
WMG Acquisition Corp.
9.500% due 06/15/2016	100	100
Wynn Las Vegas LLC
6.625% due 12/01/2014	140	124
Xerox Corp.
7.125% due 06/15/2010	75	77

		26,271

UTILITIES 2.2%
AES Corp.
7.750% due 03/01/2014	20	19
8.000% due 10/15/2017	325	304
8.000% due 06/01/2020	50	45
8.875% due 02/15/2011	50	51
9.750% due 04/15/2016	250	254
Berry Petroleum Co.
10.250% due 06/01/2014	25	25
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	250	293
Energy Future Holdings Corp.
10.875% due 11/01/2017	45	33
11.250% due 11/01/2017 (c)	80	49
Frontier Communications Corp.
6.625% due 03/15/2015	25	22
7.000% due 11/01/2025	120	86
7.125% due 03/15/2019	165	141
8.250% due 05/01/2014	25	24
9.000% due 08/15/2031	100	83
Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013 (a)	25	0
Ipalco Enterprises, Inc.
7.250% due 04/01/2016	75	72
8.625% due 11/14/2011	25	25
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	285	246
Knight, Inc.
5.150% due 03/01/2015	50	44
6.500% due 09/01/2012	25	25
MetroPCS Wireless, Inc.
9.250% due 11/01/2014	120	120
Midwest Generation LLC
8.560% due 01/02/2016	63	61
NGPL PipeCo. LLC
7.119% due 12/15/2017	100	105
7.768% due 12/15/2037	1,000	1,095
NRG Energy, Inc.
7.375% due 02/01/2016	710	674
7.375% due 01/15/2017	125	118
PSEG Energy Holdings LLC
8.500% due 06/15/2011	200	203
Qwest Capital Funding, Inc.
7.000% due 08/03/2009	100	101
7.900% due 08/15/2010	25	25
Qwest Communications International, Inc.
7.250% due 02/15/2011	25	24
7.500% due 02/15/2014	275	252
Qwest Corp.
7.875% due 09/01/2011	100	100
8.375% due 05/01/2016	400	388
8.875% due 03/15/2012	150	152
RRI Energy, Inc.
6.750% due 12/15/2014	168	163
Sprint Capital Corp.
6.900% due 05/01/2019	300	250
7.625% due 01/30/2011	65	65
8.375% due 03/15/2012	75	74
8.750% due 03/15/2032	400	324
Sprint Nextel Corp.
6.000% due 12/01/2016	160	132
Telesat Canada
11.000% due 11/01/2015	175	180
Tenaska Alabama Partners LP
7.000% due 06/30/2021	131	114
Texas Competitive Electric Holdings Co. LLC
10.250% due 11/01/2015	490	307
10.500% due 11/01/2016 (c)	422	196
Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	135	135
Virgin Media Finance PLC
9.500% due 08/15/2016	100	99

		7,298

Total Corporate Bonds & Notes (Cost $70,974)		65,331

CONVERTIBLE BONDS & NOTES 0.0%
Chesapeake Energy Corp.
2.250% due 12/15/2038	150	93
2.500% due 05/15/2037	75	53

Total Convertible Bonds & Notes (Cost $150)		146

U.S. GOVERNMENT AGENCIES 99.4%
Fannie Mae
0.374% due 12/25/2036	367	331
0.429% due 03/25/2034	33	30
0.464% due 08/25/2034	19	18
0.514% due 10/27/2037	4,000	3,643
0.664% due 11/25/2032 - 03/25/2044	97	93
0.714% due 06/25/2029 - 08/25/2036	138	133
0.718% due 04/18/2028 - 09/18/2031	29	29
0.744% due 11/25/2021	18	18
0.794% due 07/25/2021	30	29
1.044% due 08/25/2022	14	14
1.144% due 05/25/2022	13	13
1.194% due 05/25/2018 - 10/25/2020	60	60
1.244% due 04/25/2021 - 10/25/2021	112	112
1.544% due 01/25/2024	47	48
1.644% due 11/25/2021	56	56
1.730% due 11/01/2028	834	847
1.880% due 09/25/2022	14	14
2.638% due 10/01/2044	23	23
2.795% due 03/01/2034	65	66
2.838% due 10/01/2040	270	269
2.877% due 11/01/2020	73	72
2.945% due 02/01/2032 - 05/01/2034	504	508
3.067% due 05/01/2033	65	66
3.100% due 04/25/2023	16	17
3.176% due 04/01/2018	73	73
3.220% due 05/01/2024	119	120
3.232% due 03/01/2020	12	12
3.250% due 04/01/2017 - 05/01/2032	10	10
3.252% due 05/01/2018	44	45
3.253% due 07/01/2017 - 07/01/2018	116	117
3.300% due 03/25/2022	26	27
3.315% due 05/01/2024	52	52
3.331% due 04/01/2033	107	108
3.350% due 09/25/2022	13	13
3.375% due 07/01/2025 - 02/01/2032	230	232
3.387% due 05/01/2018	26	27
3.389% due 11/01/2033	132	136
3.392% due 01/01/2018	79	78
3.400% due 01/25/2022	76	74
3.452% due 03/01/2034	155	156
3.545% due 07/01/2035	43	44
3.554% due 06/01/2025	5	5
3.559% due 08/01/2026	20	20
3.583% due 07/01/2032	442	444
3.590% due 02/01/2033	68	68
3.600% due 07/01/2026	17	17
3.636% due 04/01/2033	17	17
3.705% due 09/01/2017 - 03/01/2033	92	92
3.750% due 08/01/2018 - 12/01/2020	52	52
3.798% due 07/01/2019	92	91
3.840% due 12/01/2033	161	162
3.875% due 04/01/2032	127	127
3.884% due 03/01/2036	687	694
3.923% due 02/01/2032	49	50
3.936% due 02/01/2033	73	74
3.938% due 08/01/2036	28	28
3.998% due 12/01/2035	43	43
4.004% due 05/01/2033	625	630
4.036% due 02/01/2033	49	49
4.067% due 08/01/2033	221	226
4.107% due 12/01/2034	493	494
4.137% due 09/01/2033	67	68
4.148% due 01/01/2033	102	104
4.182% due 05/01/2038	327	332
4.183% due 01/01/2018	10	10
4.211% due 12/01/2035	26	27
4.241% due 12/01/2027	37	37
4.250% due 11/01/2032 - 01/01/2033	216	219
4.251% due 11/01/2029	101	102
4.257% due 09/01/2017	17	17
4.271% due 11/01/2032	35	36
4.345% due 05/01/2028	12	12
4.360% due 12/01/2032	58	59
4.409% due 12/01/2032	118	121
4.416% due 03/01/2038	10	10
4.429% due 07/01/2018	10	10
4.472% due 01/01/2035	488	502
4.478% due 01/01/2029	198	198
4.495% due 10/01/2035	533	546
4.537% due 11/01/2018	2	2
4.542% due 07/01/2025	3	3
4.546% due 12/01/2032	35	36
4.548% due 07/01/2036	105	107
4.549% due 04/01/2024	19	20
4.575% due 11/01/2034	47	48
4.611% due 08/01/2017	24	24
4.624% due 09/01/2035	63	65
4.645% due 08/01/2036	210	214
4.651% due 09/01/2024 - 10/01/2025	84	85
4.683% due 03/01/2033	360	363
4.687% due 01/01/2035	310	317
4.695% due 05/01/2019	11	11
4.729% due 10/01/2034	476	492
4.734% due 12/01/2027	7	7
4.750% due 01/01/2027	16	16
4.758% due 01/01/2028	4	4
4.780% due 07/01/2017	8	8
4.793% due 11/01/2033	48	49
4.808% due 07/01/2033	56	57
4.820% due 12/01/2031	46	48
4.836% due 08/01/2031	235	239
4.861% due 08/01/2017	18	18
4.905% due 10/01/2032	44	45
4.975% due 09/01/2022	32	34
4.980% due 11/01/2020	16	16
4.990% due 06/01/2032	373	385
5.000% due 01/01/2016 - 08/25/2033	383	383
5.022% due 09/01/2031	4	4
5.029% due 03/01/2016	6	7
5.045% due 01/01/2019	10	10
5.060% due 07/01/2032	41	41
5.125% due 10/01/2016 - 09/01/2024	68	70
5.132% due 10/01/2032	260	265
5.142% due 09/01/2033	24	25
5.146% due 08/01/2032	235	238
5.163% due 09/01/2018	31	32
5.172% due 01/01/2018	9	9
5.193% due 08/01/2032	32	32
5.223% due 04/01/2028	25	26
5.250% due 09/01/2016 - 09/01/2024	231	232
5.255% due 07/01/2032	682	712
5.275% due 09/01/2032	38	39
5.277% due 08/01/2032	27	27
5.290% due 06/01/2019	21	21
5.305% due 10/01/2033	14	15
5.395% due 09/01/2031	167	170
5.459% due 09/01/2030	109	110
5.500% due 07/01/2017 - 06/01/2048	20,750	21,420
5.500% due 06/01/2038 - 09/01/2038 (f)	30,521	31,548
5.548% due 10/01/2025	5	5
5.609% due 11/01/2029	80	81
5.625% due 06/01/2017	9	9
6.000% due 09/01/2034 - 09/01/2038	49,683	52,019
6.000% due 11/01/2037 - 07/01/2038 (f)	51,683	54,096
6.000% due 04/01/2038 (e)	25,667	26,791
6.012% due 10/01/2036	119	125
6.042% due 03/01/2036	70	71
6.500% due 06/25/2028 - 10/25/2031	526	555
6.623% due 04/01/2027	138	142
6.850% due 12/18/2027	47	50
6.900% due 05/25/2023	194	210
7.000% due 07/25/2022 - 08/01/2036	4,313	4,684
7.500% due 07/25/2022 - 06/25/2042	452	492
7.660% due 05/01/2015	938	1,032
8.000% due 04/25/2021 - 07/25/2022	92	98
8.600% due 08/25/2019	365	404
Freddie Mac
0.702% due 03/09/2011 (e)	3,350	3,362
0.937% due 08/05/2011 (e)	780	780
1.089% due 01/28/2011 (e)	70	70
1.268% due 04/01/2011 (e)	28,778	28,875
2.838% due 07/25/2044	41	41
2.875% due 04/01/2017	361	361
3.019% due 06/01/2033	53	54
3.135% due 05/01/2033	62	63
3.253% due 06/01/2019	28	28
3.460% due 05/01/2035	358	362
3.718% due 04/01/2033	6	6
3.747% due 09/01/2023	41	41
3.750% due 01/01/2020	31	31
3.967% due 09/01/2033	545	550
3.975% due 02/01/2033	7	7
3.996% due 03/01/2031	145	147
4.000% due 02/15/2017	136	140
4.102% due 07/01/2037	221	225
4.112% due 10/01/2026	9	9
4.182% due 05/01/2029	159	160
4.190% due 07/01/2025	117	119
4.249% due 09/01/2033	29	29
4.335% due 08/01/2017	11	11
4.336% due 11/01/2031	96	97
4.348% due 05/01/2019	10	10
4.362% due 01/01/2035	285	290
4.386% due 01/01/2035	16	16
4.389% due 07/01/2034	329	335
4.405% due 11/01/2017	34	35
4.413% due 12/01/2034	79	80
4.444% due 01/01/2033	32	33
4.498% due 01/01/2033	29	29
4.499% due 02/01/2018	52	52
4.500% due 10/01/2024	52	53
4.544% due 01/01/2035	376	386
4.607% due 09/01/2034	341	349
4.653% due 03/01/2032	730	745
4.724% due 10/01/2032	95	97
4.807% due 11/01/2029	723	739
4.867% due 09/01/2018 - 08/01/2024	76	77
4.883% due 02/01/2026	129	131
4.884% due 08/01/2034	6	6
4.967% due 06/01/2019	65	65
4.999% due 07/01/2033	57	58
5.015% due 08/01/2034	271	274
5.033% due 11/01/2031	129	133
5.037% due 09/01/2024	39	39
5.087% due 07/01/2033	228	233
5.090% due 05/01/2019	483	484
5.125% due 07/01/2017	45	46
5.132% due 11/01/2035	316	323
5.137% due 07/01/2024	16	16
5.205% due 08/01/2035	28	28
5.230% due 09/01/2031	289	290
5.240% due 02/01/2015	72	73
5.250% due 09/01/2032	217	221
5.251% due 02/01/2036	156	161
5.319% due 04/01/2036	67	69
5.326% due 12/01/2033	458	471
5.464% due 09/01/2037	21	22
5.500% due 08/23/2017 - 08/01/2037	31,488	35,339
5.500% due 02/01/2038 (f)	9,278	9,590
5.519% due 04/01/2036	90	92
5.525% due 09/01/2037	66	69
5.559% due 05/01/2037	89	92
5.707% due 06/01/2037	12	13
5.712% due 12/01/2037	36	37
5.736% due 09/01/2037	27	28
5.805% due 08/01/2037	7	8
5.806% due 08/01/2037	26	27
5.844% due 01/01/2037	594	624
5.863% due 11/01/2036	16	17
5.888% due 08/01/2037	13	14
5.920% due 08/01/2036	26	27
5.939% due 03/01/2025	3	3
5.955% due 09/01/2037	56	59
5.967% due 09/01/2036	22	24
6.000% due 03/15/2017 - 12/01/2023	2,249	2,393
6.075% due 03/01/2025	82	84
6.374% due 10/01/2035	653	674
6.418% due 02/01/2037	75	79
6.500% due 11/15/2021 - 03/15/2024	451	484
6.750% due 01/15/2024	51	54
6.862% due 09/01/2037	1,728	1,794
7.000% due 10/15/2013 - 12/01/2047	4,487	4,811
7.000% due 09/01/2047 (e)	1,438	1,541
7.500% due 09/01/2011 - 01/15/2023	1,129	1,191
8.500% due 06/15/2031	654	719
8.707% due 05/15/2023	70	73
9.000% due 09/15/2020 - 02/15/2021	374	410
9.500% due 03/15/2020	9	10
Ginnie Mae
3.000% due 01/20/2035	12	12
3.750% due 01/20/2032 - 03/20/2032	410	415
4.000% due 10/20/2030 - 12/20/2033	257	261
4.125% due 10/20/2025 - 12/20/2026	35	35
4.250% due 02/20/2029	51	52
4.375% due 02/20/2024 - 01/20/2027	37	38
4.625% due 08/20/2027 - 10/20/2029	207	212
5.125% due 08/20/2033	33	34
5.375% due 06/20/2022 - 06/20/2032	834	859
5.500% due 04/20/2037	56	57
6.100% due 06/15/2028 - 03/15/2029	2,294	2,425
6.490% due 01/15/2028 - 01/15/2029	1,939	2,093
Small Business Administration
4.727% due 02/10/2019	1,968	2,001
5.160% due 02/01/2028	2,358	2,460
5.170% due 01/01/2028	4,715	4,978
5.370% due 04/01/2028	1,862	1,967
Vendee Mortgage Trust
6.500% due 09/15/2024	280	291

Total U.S. Government Agencies (Cost $323,775)		333,246

MORTGAGE-BACKED SECURITIES 13.5%
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	183	187
5.634% due 07/10/2046	500	396
6.186% due 06/11/2035	255	262
Banc of America Funding Corp.
3.433% due 06/20/2035	165	70
3.781% due 05/25/2035	118	20
4.585% due 02/20/2036	132	100
5.967% due 10/20/2046	1,874	965
Banc of America Mortgage Securities, Inc.
0.714% due 03/25/2034	126	125
0.764% due 01/25/2034	53	49
4.703% due 04/25/2035	221	150
4.765% due 07/20/2032	57	48
Bear Stearns Adjustable Rate Mortgage Trust
4.600% due 01/25/2035	2,039	1,497
4.625% due 10/25/2035	1,648	1,307
5.348% due 03/25/2035	770	497
Bear Stearns Alt-A Trust
0.474% due 06/25/2046	3,288	1,340
6.250% due 08/25/2036	2,725	1,284
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	7	7
7.000% due 05/20/2030	393	369
CC Mortgage Funding Corp.
0.444% due 05/25/2048	356	130
Citigroup Mortgage Loan Trust, Inc.
4.669% due 08/25/2035	306	226
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	6,000	4,444
Countrywide Alternative Loan Trust
2.650% due 07/20/2035	204	80
6.000% due 04/25/2037	2,620	1,421
6.250% due 08/25/2037	1,923	1,034
6.500% due 06/25/2036	1,504	747
Countrywide Home Loan Mortgage Pass-Through Trust
0.544% due 05/25/2035	104	46
0.584% due 03/25/2035	231	106
0.634% due 03/25/2035	282	118
4.506% due 07/19/2033	312	246
4.963% due 02/25/2034	225	196
5.072% due 05/19/2033	201	172
5.250% due 02/20/2036	186	126
Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	960	524
CS First Boston Mortgage Securities Corp.
0.964% due 03/25/2034	1,158	542
4.940% due 12/15/2035	500	486
5.213% due 03/25/2034	204	174
5.603% due 07/15/2035	500	502
5.750% due 04/22/2033	1,077	1,062
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.464% due 02/25/2047	1,563	589
Downey Savings & Loan Association Mortgage Loan Trust
0.493% due 04/19/2048	727	125
0.713% due 11/19/2044	129	29
3.699% due 07/19/2044	95	26
First Horizon Asset Securities, Inc.
0.814% due 03/25/2018	147	139
4.207% due 03/25/2033	147	136
First Republic Mortgage Loan Trust
0.569% due 11/15/2030	112	91
0.669% due 11/15/2031	49	40
GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	500	501
Greenpoint Mortgage Funding Trust
0.494% due 01/25/2037	2,881	1,167
0.574% due 10/25/2045	47	23
GSAA Trust
6.000% due 04/01/2034	526	442
GSR Mortgage Loan Trust
4.210% due 04/25/2032	70	51
4.469% due 09/25/2035	351	221
4.669% due 08/25/2034	432	378
4.713% due 09/25/2034	196	158
5.241% due 11/25/2035	438	341
Harborview Mortgage Loan Trust
0.403% due 01/19/2038	341	315
0.503% due 01/19/2038	5,292	2,262
0.623% due 08/19/2045	53	24
Indymac Index Mortgage Loan Trust
5.167% due 10/25/2034	301	224
JPMorgan Chase Commercial Mortgage Securities Corp.
5.376% due 07/12/2037	500	496
LB-UBS Commercial Mortgage Trust
5.347% due 11/15/2038	500	399
5.430% due 02/15/2040	500	363
MASTR Adjustable Rate Mortgages Trust
3.469% due 11/21/2034	500	377
3.489% due 11/21/2034	300	116
4.369% due 04/21/2034	52	45
MASTR Alternative Loans Trust
7.000% due 06/25/2034	97	72
MASTR Reperforming Loan Trust
6.000% due 08/25/2034	183	188
Mellon Residential Funding Corp.
0.689% due 09/15/2030	213	175
0.759% due 12/15/2030	51	41
Merrill Lynch Mortgage Investors, Inc.
5.486% due 09/25/2033	42	36
MLCC Mortgage Investors, Inc.
0.654% due 04/25/2028	105	84
1.449% due 01/25/2030	98	61
2.096% due 10/25/2028	581	404
3.422% due 01/25/2029	374	315
Morgan Stanley Capital I
5.328% due 11/12/2041	580	471
5.378% due 11/14/2042	500	442
Nomura Asset Acceptance Corp.
5.500% due 05/25/2033	86	80
6.000% due 05/25/2033	43	41
7.000% due 04/25/2033	11	10
Provident Funding Mortgage Loan Trust
3.843% due 04/25/2034	134	118
Residential Accredit Loans, Inc.
0.494% due 06/25/2046	1,747	674
0.644% due 04/25/2037	3,482	1,411
6.000% due 08/25/2035	2,630	1,832
Residential Asset Mortgage Products, Inc.
7.000% due 11/25/2031	461	432
Residential Asset Securitization Trust
6.000% due 03/25/2037	2,383	1,419
Residential Funding Mortgage Securities I
5.770% due 07/27/2037	1,317	704
Sequoia Mortgage Trust
0.665% due 07/20/2033	109	88
0.695% due 10/20/2027	42	34
0.695% due 04/20/2033	171	148
0.715% due 10/20/2027	234	197
1.215% due 12/20/2032	191	159
Structured Asset Mortgage Investments, Inc.
0.544% due 07/25/2046	129	28
0.653% due 05/19/2035	203	105
4.889% due 05/25/2045	83	40
Thornburg Mortgage Securities Trust
0.434% due 07/25/2036	2,419	2,107
0.584% due 03/25/2044	208	119
0.684% due 09/25/2044	155	125
WaMu Mortgage Pass-Through Certificates
0.604% due 12/25/2045	189	88
0.624% due 01/25/2045	41	19
0.712% due 10/25/2044	204	106
0.752% due 11/25/2034	211	64
0.854% due 12/25/2027	335	250
2.340% due 02/25/2046	336	150
2.540% due 11/25/2042	15	9
3.052% due 06/25/2033	152	122
3.127% due 07/25/2046	1,210	510
Wells Fargo Mortgage-Backed Securities Trust
4.185% due 09/25/2034	126	110
4.360% due 09/25/2034	196	162
4.490% due 12/25/2034	917	848
4.500% due 01/25/2035	44	43
4.544% due 02/25/2035	338	292
4.594% due 10/25/2034	247	212
5.500% due 12/25/2033	50	46

Total Mortgage-Backed Securities (Cost $58,696)		45,324

ASSET-BACKED SECURITIES 5.4%
American Express Credit Account Master Trust
0.819% due 02/15/2012	40	40
Ameriquest Mortgage Securities, Inc.
3.839% due 11/25/2032 (a)	192	12
5.939% due 02/25/2033 (a)	150	12
Amortizing Residential Collateral Trust
0.604% due 07/25/2032	69	37
Bear Stearns Asset-Backed Securities Trust
0.644% due 01/25/2036	237	217
0.664% due 09/25/2034	1,045	970
0.714% due 10/27/2032	65	44
0.804% due 06/25/2036	400	140
0.974% due 10/25/2032	100	61
1.314% due 10/25/2037	174	94
5.250% due 10/25/2033	1,761	1,524
5.500% due 06/25/2034	1,752	1,456
5.500% due 08/25/2036	3,729	2,086
Bear Stearns Second Lien Trust
0.534% due 12/25/2036	1,045	441
Chase Funding Mortgage Loan Asset-Backed Certificates
0.954% due 11/25/2031	74	60
Citibank Omni Master Trust
1.415% due 12/23/2013	2,000	1,997
Conseco Financial Corp.
6.110% due 09/01/2023	190	189
6.870% due 01/15/2029	414	374
Countrywide Asset-Backed Certificates
0.414% due 09/25/2047	347	304
0.654% due 12/25/2036	1,631	950
First Franklin Mortgage Loan Asset-Backed Certificates
0.364% due 11/25/2036	229	216
Greenpoint Manufactured Housing
8.300% due 10/15/2026	1,500	1,014
GSAA Trust
0.584% due 06/25/2035	637	372

HFC Home Equity Loan Asset-Backed Certificates
0.605% due 01/20/2034		1,911	1,324
1.115% due 11/20/2036		345	323
HSI Asset Securitization Corp. Trust
0.364% due 10/25/2036		289	170
0.364% due 12/25/2036		135	82
Irwin Home Equity Corp.
0.854% due 07/25/2032		7	4
JPMorgan Mortgage Acquisition Corp.
0.364% due 10/25/2036		297	231
Morgan Stanley ABS Capital I
0.494% due 01/25/2036		622	506
1.394% due 03/25/2033		268	165
New Century Home Equity Loan Trust
0.684% due 08/25/2034		57	29
Renaissance Home Equity Loan Trust
0.814% due 12/25/2033		242	116
Residential Asset Mortgage Products, Inc.
1.514% due 09/25/2047		1,603	998
SBI HELOC Trust
0.484% due 08/25/2036		81	72
Soundview Home Equity Loan Trust
1.114% due 10/25/2037		288	272
Specialty Underwriting & Residential Finance
0.564% due 09/25/2036		741	583
Structured Asset Securities Corp.
4.900% due 04/25/2035		959	568
Truman Capital Mortgage Loan Trust
0.654% due 01/25/2034		57	56

Total Asset-Backed Securities (Cost $21,468)			18,109

FOREIGN CURRENCY-DENOMINATED ISSUES 1.6%
American International Group, Inc.
5.750% due 03/15/2067	GBP	9,000	3,035
8.625% due 05/22/2038		1,200	474
Barclays Bank PLC
14.000% due 11/29/2049		200	378
CIT Group, Inc.
4.250% due 09/22/2011	EUR	100	98
JLOC Ltd.
0.796% due 02/16/2016	JPY	7,017	70
SLM Corp.
1.531% due 11/15/2011	EUR	1,000	1,101

Total Foreign Currency-Denominated Issues (Cost $5,428)			5,156

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%
American International Group, Inc.
8.500% due 08/01/2011		500	5
Citigroup, Inc.
6.500% due 12/31/2049 (a)		100	3
Wells Fargo & Co.
7.500% due 12/31/2049		300	236

Total Convertible Preferred Stocks (Cost $265)			244

PREFERRED STOCKS 0.2%
SLM Corp. CPI Linked
0.750% due 01/16/2018		51,000	639

Total Preferred Stocks (Cost $574)			639

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.0%
REPURCHASE AGREEMENTS 0.5%
Barclays Capital, Inc.
0.100% due 07/01/2009		$1,000	1,000
(Dated 06/30/2009. Collateralized by Freddie Mac 0.926% due 05/04/2011 valued at $1,029. Repurchase proceeds are $1,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2009		753	753
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $775. Repurchase proceeds are $753.)
			1,753

U.S. TREASURY BILLS 0.0%
9.108% due 07/16/2009 (g)		11	11

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 2.5%
		830,891	8,317

Total Short-Term Instruments (Cost $10,079)			10,081

Total Investments 143.0% (Cost $492,476)			$479,267
Written Options (i) (0.0%) (Premiums $23)			(6)
Other Assets and Liabilities (Net) (43.0%)			(143,995)

Net Assets 100.0%			$335,266

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) When-Issued security.

(c) Payment in-kind bond security.

(d) Affiliated to the Fund.

(e) Securities with an aggregate market value of $33,926 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(f) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $89,264 at a weighted average interest rate of 0.423%. On June 30, 2009, securities valued at $82,615 were pledged as collateral for reverse repurchase agreements.

(g) Securities with an aggregate market value of $11 and cash of $262 have been pledged as collateral for the following open futures contracts on June 30, 2009:

(h) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Bear Stearns Cos. LLC	CITI	(4.050%)	09/20/2012	1.133%	$137	$(12)	$0	$(12)
Bear Stearns Cos. LLC	GSC	(3.000%)	12/20/2017	1.077%	1,000	(136)	0	(136)
FBG Finance Ltd.	BCLY	(1.600%)	06/20/2015	0.773%	2,000	(91)	0	(91)

						$(239)	$0	$(239)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	MLP	4.100%	12/20/2013	2.341%	$2,000	$141	$0	$141
American International Group, Inc.	DUB	2.100%	03/20/2013	16.024%	3,000	(1,021)	0	(1,021)
Berkshire Hathaway Finance Corp.	GSC	1.000%	06/20/2014	2.311%	100	(6)	(6)	0
Community Health Systems, Inc.	GSC	5.000%	03/20/2014	6.463%	50	(3)	(5)	2
El Paso Corp.	CSFB	5.000%	09/20/2014	6.970%	100	(8)	(8)	0
El Paso Corp.	CSFB	5.000%	09/20/2014	6.974%	100	(8)	(8)	0
General Electric Capital Corp.	BCLY	5.000%	06/20/2014	4.176%	100	4	4	0
General Electric Capital Corp.	BOA	5.000%	06/20/2014	4.176%	300	10	9	1
General Electric Capital Corp.	DUB	4.820%	12/20/2013	4.336%	2,000	38	0	38
General Electric Capital Corp.	DUB	5.000%	06/20/2014	4.176%	100	3	4	(1)
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	4.705%	50	1	(5)	6
RRI Energy, Inc.	GSC	5.000%	09/20/2014	9.460%	300	(41)	(55)	14
SLM Corp.	BCLY	5.000%	12/20/2013	8.248%	50	(5)	(5)	0
SLM Corp.	BOA	5.000%	12/20/2011	8.365%	300	(21)	(24)	3
SLM Corp.	GSC	5.000%	06/20/2010	8.719%	200	(6)	(12)	6
SLM Corp.	GSC	7.600%	03/20/2012	8.608%	250	(5)	0	(5)
SLM Corp.	MLP	5.000%	12/20/2013	8.248%	2,000	(207)	(245)	38

						$(1,134)	$(356)	$(778)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	CSFB	0.540%	07/25/2045	$3,904	$(3,596)	$(1,698)	$(1,898)
ABX.HE AA 06-2 Index	JPM	0.170%	05/25/2046	1,960	(1,812)	(823)	(989)
ABX.HE AA 07-1 Index	CSFB	0.150%	08/25/2037	11,000	(10,668)	(8,320)	(2,348)
ABX.HE AA 07-1 Index	JPM	0.150%	08/25/2037	3,000	(2,910)	(1,830)	(1,080)
ABX.HE AA 07-2 Index	JPM	1.920%	01/25/2038	3,000	(2,880)	(1,860)	(1,020)
ABX.HE AAA 06-1 Index	CSFB	0.180%	07/25/2045	1,462	(255)	(237)	(18)
ABX.HE AAA 06-1 Index	DUB	0.180%	07/25/2045	4,463	(1,371)	(603)	(768)
ABX.HE AAA 06-1 Index	MSC	0.180%	07/25/2045	2,324	(715)	(173)	(542)
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	12,500	(9,272)	(8,500)	(772)
CDX.EM-10 Index	BCLY	3.350%	12/20/2013	1,000	(46)	(24)	(22)
CDX.EM-10 Index	JPM	3.350%	12/20/2013	7,000	(327)	(1,120)	793
CDX.HY-9 3-Year Index 35-100%	MLP	1.550%	12/20/2010	49	1	0	1
CDX.HY-9 5-Year Index 35-100%	MLP	1.140%	12/20/2012	1,942	(118)	0	(118)
CDX.HY-9 5-Year Index 35-100%	MLP	1.442%	12/20/2012	9,708	(496)	0	(496)
CDX.IG-9 5-Year Index 15-30%	DUB	0.560%	12/20/2012	10,000	(93)	0	(93)

					$(34,558)	$(25,188)	$(9,370)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CSFB	$65,600	$3,270	$3,280	$(10)
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	DUB	1,000	6	0	6
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	GSC	1,000	6	0	6
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	JPM	1,000	6	0	6
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY	19,000	2,004	976	1,028
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC	200	1	(3)	4
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	RBS	100	0	(3)	3

						$5,293	$4,250	$1,043

(i) Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar September Futures	$98.500	09/14/2009	47	$11	$2
Put - CME 90-Day Eurodollar September Futures	98.625	09/14/2009	73	12	4

				$23	$6

(j) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	BCLY	751	07/2009	$0	$(6)	$(6)
Sell	GBP	BCLY	252	07/2009	0	(6)	(6)
Sell		CITI	2,573	07/2009	0	(252)	(252)
Buy		RBS	33	07/2009	3	0	3
Sell		MSC	2,792	08/2009	19	0	19
Sell	JPY	BNP	10,000	07/2009	0	0	0
Sell		MSC	20,000	08/2009	0	0	0

					$22	$(264)	$(242)

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$65,096	$235	$65,331
U.S. Government Agencies	0	333,246	0	333,246
Mortgage-Backed Securities	0	45,324	0	45,324
Asset-Backed Securities	0	18,109	0	18,109
Other Investments++	8,560	8,697	0	17,257

Investments, at value	$8,560	$470,472	$235	$479,267
Financial Derivative Instruments+++	$0	$(9,592)	$0	$(9,592)

Total	$8,560	$460,880	$235	$469,675

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$59	$217	$0	$0	$15	$(56)	$235

Investments, at value	$59	$217	$0	$0	$15	$(56)	$235

Financial Derivative Instruments+++	$0	$0	$0	$0	$0	$0	$0

Total	$59	$217	$0	$0	$15	$(56)	$235

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

International StocksPLUS® TR Strategy Fund (Unhedged)

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 28.5%
BANKING & FINANCE 20.3%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		$100	$104
American Express Co.
7.000% due 03/19/2018		100	97
American Express Credit Corp.
5.875% due 05/02/2013		100	99
American General Finance Corp.
6.900% due 12/15/2017		200	108
American International Group, Inc.
5.850% due 01/16/2018		300	159
ANZ National International Ltd.
6.200% due 07/19/2013		100	103
Bank of America Corp.
5.750% due 12/01/2017		200	178
Barclays Bank PLC
6.050% due 12/04/2017		100	87
Bear Stearns Cos. LLC
0.974% due 05/18/2010		500	499
1.392% due 07/16/2009		100	100
C10 Capital SPV Ltd.
6.722% due 12/31/2049		100	51
CIT Group, Inc.
0.974% due 08/17/2009		100	97
Citigroup Capital XXI
8.300% due 12/21/2077		900	703
Citigroup, Inc.
1.004% due 05/18/2010		230	226
5.625% due 08/27/2012		100	94
6.000% due 08/15/2017		200	175
Countrywide Financial Corp.
5.800% due 06/07/2012		200	201
Credit Agricole S.A.
0.714% due 05/28/2010		100	100
Credit Suisse USA, Inc.
1.083% due 08/15/2010		600	597
Deutsche Bank AG
1.154% due 02/17/2015		200	175
Dexia Credit Local
1.262% due 09/23/2011		200	200
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		500	433
GMAC LLC
6.875% due 08/28/2012		200	163
Goldman Sachs Group, Inc.
0.934% due 11/16/2009		290	290
6.750% due 10/01/2037		1,200	1,069
HSBC Holdings PLC
6.500% due 05/02/2036		200	196
ICICI Bank Ltd.
1.679% due 01/12/2010		100	98
JPMorgan Chase & Co.
6.000% due 01/15/2018		100	100
KeyBank N.A.
2.906% due 06/02/2010		200	194
Lehman Brothers Holdings, Inc.
2.950% due 05/25/2010 (a)		100	15
5.625% due 01/24/2013 (a)		500	78
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		300	278
Metropolitan Life Global Funding I
0.894% due 05/17/2010		200	198
Monumental Global Funding Ltd.
5.500% due 04/22/2013		100	97
Northern Rock PLC
5.625% due 06/22/2017		500	438
Pricoa Global Funding I
0.801% due 09/27/2013		100	77
1.139% due 01/30/2012		100	94
1.446% due 06/04/2010		400	397
Principal Life Income Funding Trusts
5.550% due 04/27/2015		100	99
Royal Bank of Scotland Group PLC
2.625% due 05/11/2012		800	806
6.990% due 10/29/2049		200	98
SLM Corp.
1.232% due 07/27/2009		30	30
1.252% due 07/26/2010		500	454
UBS AG
5.875% due 12/20/2017		100	93
Wachovia Corp.
0.718% due 12/01/2009		200	200
Wells Fargo & Co.
7.980% due 03/29/2049		700	582

			10,730

INDUSTRIALS 6.3%
Amgen, Inc.
6.900% due 06/01/2038		400	454
AstraZeneca PLC
5.900% due 09/15/2017		100	107
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		100	103
Dell, Inc.
4.700% due 04/15/2013		200	206
General Mills, Inc.
1.231% due 01/22/2010		100	100
Home Depot, Inc.
0.749% due 12/16/2009		100	100
International Business Machines Corp.
5.700% due 09/14/2017		400	425
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		300	294
Kraft Foods, Inc.
6.125% due 02/01/2018		100	104
Oracle Corp.
4.950% due 04/15/2013		300	314
5.750% due 04/15/2018		200	211
Philip Morris International, Inc.
6.375% due 05/16/2038		100	107
Roche Holdings, Inc.
2.661% due 02/25/2011		400	405
Rohm & Haas Co.
6.000% due 09/15/2017		100	90
Union Pacific Corp.
5.700% due 08/15/2018		200	201
UnitedHealth Group, Inc.
4.875% due 02/15/2013		100	101

			3,322

UTILITIES 1.9%
AT&T, Inc.
6.300% due 01/15/2038		200	194
Enel Finance International S.A.
6.800% due 09/15/2037		300	312
NGPL PipeCo. LLC
6.514% due 12/15/2012		100	105
Verizon Communications, Inc.
5.250% due 04/15/2013		100	105
Verizon Wireless Capital LLC
5.250% due 02/01/2012		300	316

			1,032

Total Corporate Bonds & Notes (Cost $15,523)			15,084

MUNICIPAL BONDS & NOTES 2.9%
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039		100	98
7.500% due 04/01/2034		100	92
7.550% due 04/01/2039		100	91
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040		200	214
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031		200	195
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2037		800	751
Washington State General Obligation Bonds, (MBIA Insured), Series 2003
0.000% due 12/01/2020		200	117

Total Municipal Bonds & Notes (Cost $1,604)			1,558

U.S. GOVERNMENT AGENCIES 59.0%
Fannie Mae
5.000% due 02/25/2017 - 01/01/2037		1,360	1,389
5.500% due 02/01/2018 - 07/01/2039		6,251	6,475
5.500% due 12/01/2038 (g)		564	583
6.000% due 09/01/2038 - 07/01/2039		7,075	7,396
6.500% due 10/01/2035 - 07/01/2039		1,659	1,767
Freddie Mac
0.926% due 05/04/2011		700	702
0.937% due 08/05/2011 (e)		3,800	3,801
4.250% due 09/15/2024		104	105
5.000% due 11/01/2035 - 08/01/2039		3,737	3,799
5.500% due 07/01/2037 - 08/01/2038		3,063	3,166
Ginnie Mae
6.000% due 08/15/2037		825	861
Small Business Administration
4.430% due 05/01/2029		300	304
5.290% due 12/01/2027		89	93
5.490% due 03/01/2028		657	691
6.220% due 12/01/2028		98	106

Total U.S. Government Agencies (Cost $30,721)			31,238

U.S. TREASURY OBLIGATIONS 7.5%
Treasury Inflation Protected Securities (c)
0.875% due 04/15/2010		225	225
1.875% due 07/15/2015		329	333
2.375% due 01/15/2025		1,358	1,394
3.500% due 01/15/2011		491	512
U.S. Treasury Bonds
4.250% due 05/15/2039		1,500	1,484

Total U.S. Treasury Obligations (Cost $3,841)			3,948

MORTGAGE-BACKED SECURITIES 6.2%
Banc of America Commercial Mortgage, Inc.
5.837% due 06/10/2049		600	426
Bear Stearns Alt-A Trust
0.474% due 02/25/2034		242	137
Bear Stearns Mortgage Funding Trust
0.384% due 02/25/2037		72	56
Countrywide Alternative Loan Trust
0.474% due 02/25/2047		201	76
2.340% due 02/25/2036		124	57
Countrywide Home Loan Mortgage Pass-Through Trust
4.711% due 02/20/2035		163	130
4.786% due 11/25/2034		95	72
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.384% due 01/25/2047		58	53
Greenpoint Mortgage Funding Trust
0.394% due 01/25/2047		58	44
GS Mortgage Securities Corp. II
0.408% due 03/06/2020		122	104
GSR Mortgage Loan Trust
5.241% due 11/25/2035		76	59
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		600	462
5.420% due 01/15/2049		300	222
JPMorgan Mortgage Trust
5.012% due 02/25/2035		53	47
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.399% due 09/15/2021		61	54
Merrill Lynch Mortgage Investors, Inc.
0.524% due 02/25/2036		30	16
MLCC Mortgage Investors, Inc.
0.564% due 11/25/2035		55	36
Morgan Stanley Capital I
0.380% due 10/15/2020		35	26
5.809% due 12/12/2049		500	382
Residential Accredit Loans, Inc.
2.700% due 09/25/2045		214	96
Structured Asset Mortgage Investments, Inc.
0.444% due 03/25/2037		123	45
0.563% due 07/19/2035		51	32
TBW Mortgage-Backed Pass-Through Certificates
0.424% due 01/25/2037		104	95
Wachovia Bank Commercial Mortgage Trust
0.399% due 06/15/2020		150	110
WaMu Mortgage Pass-Through Certificates
0.954% due 12/25/2027		211	163
2.070% due 01/25/2047		72	32
2.340% due 02/25/2046		420	187
Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035		101	85

Total Mortgage-Backed Securities (Cost $4,708)			3,304

ASSET-BACKED SECURITIES 4.2%
American Express Credit Account Master Trust
0.819% due 02/15/2012		16	16
Asset-Backed Funding Certificates
0.374% due 01/25/2037		23	19
Asset-Backed Securities Corp. Home Equity
0.364% due 12/25/2036		256	235
Bear Stearns Asset-Backed Securities Trust
0.404% due 06/25/2047		44	33
BNC Mortgage Loan Trust
0.414% due 05/25/2037		112	85
Citigroup Mortgage Loan Trust, Inc.
0.374% due 01/25/2037		3	3
0.424% due 08/25/2036		273	195
Countrywide Asset-Backed Certificates
0.364% due 07/25/2037		213	197
0.364% due 06/25/2047		165	153
0.384% due 06/25/2047		32	30
0.394% due 06/25/2037		166	154
0.394% due 10/25/2047		126	111
Credit-Based Asset Servicing & Securitization LLC
0.404% due 12/25/2037		73	70
First Franklin Mortgage Loan Asset-Backed Certificates
0.354% due 01/25/2038		44	40
GSAMP Trust
0.384% due 12/25/2036		118	62
HFC Home Equity Loan Asset-Backed Certificates
0.385% due 03/20/2036		42	41
HSI Asset Securitization Corp. Trust
0.364% due 12/25/2036		139	120
MASTR Asset-Backed Securities Trust
0.364% due 01/25/2037		48	13
0.374% due 11/25/2036		74	69
Merrill Lynch Mortgage Investors, Inc.
0.384% due 08/25/2036		18	17
Morgan Stanley ABS Capital I
0.354% due 01/25/2037		31	27
0.364% due 11/25/2036		61	58
Residential Asset Securities Corp.
0.384% due 02/25/2037		95	87
Securitized Asset-Backed Receivables LLC Trust
0.354% due 01/25/2037		183	155
Soundview Home Equity Loan Trust
0.394% due 06/25/2037		95	76
Specialty Underwriting & Residential Finance
0.359% due 11/25/2037		98	95
0.374% due 01/25/2038		83	68

Total Asset-Backed Securities (Cost $2,603)			2,229

SOVEREIGN ISSUES 0.9%
Korea Development Bank
1.317% due 04/03/2010		500	490

Total Sovereign Issues (Cost $500)			490

FOREIGN CURRENCY-DENOMINATED ISSUES 2.2%
Bear Stearns Cos. LLC
1.706% due 07/27/2012	EUR	100	132
CIT Group, Inc.
5.000% due 05/13/2014		100	77
Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	100	86
General Electric Capital Corp.
0.748% due 03/03/2010	CHF	600	544
Principal Financial Global Funding LLC
2.750% due 07/12/2010		100	89
SMFG Preferred Capital USD 1 Ltd.
6.164% due 01/29/2049	GBP	200	224

Total Foreign Currency-Denominated Issues (Cost $942)			1,152

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%
General Motors Corp.
5.250% due 03/06/2032		8,000	23

Total Convertible Preferred Stocks (Cost $25)			23

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.9%
REPURCHASE AGREEMENTS 1.0%
State Street Bank and Trust Co.
0.010% due 07/01/2009		$526	526

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $540. Repurchase proceeds are $526.)
U.S. TREASURY BILLS 2.5%
0.127% due 07/16/2009 - 07/30/2009 (b)(e)		1,310	1,310

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 9.4%
		500,447	5,009

Total Short-Term Instruments (Cost $6,845)			6,845

PURCHASED OPTIONS (i) 0.4%
(Cost $50)			185
Total Investments 124.7% (Cost $67,362)			$66,056
Written Options (j) (0.0%) (Premiums $2)			(1)
Other Assets and Liabilities (Net) (24.7%)			(13,079)

Net Assets 100.0%			$52,976

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Affiliated to the Fund.

(e) Securities with an aggregate market value of $1,128 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(f) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $5,954 at a weighted average interest rate of 0.460%. On June 30, 2009, there were no open reverse repurchase agreements.

(g) Securities with an aggregate market value of $127 and cash of $132 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	1	$1
90-Day Euribor March Futures	Long	03/2010	1	1
90-Day Eurodollar December Futures	Long	12/2009	48	123
90-Day Eurodollar December Futures	Long	12/2010	18	(15)
90-Day Eurodollar June Futures	Long	06/2010	14	10
90-Day Eurodollar March Futures	Long	03/2010	17	113
90-Day Eurodollar September Futures	Long	09/2009	40	278
90-Day Eurodollar September Futures	Long	09/2010	1	6
U.S. Treasury 5-Year Note September Futures	Long	09/2009	1	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	1	7
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	2	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	2	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	1	1
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	1	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	2	(1)

				$519

(h) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	4.121%	$600	$(34)	$0	$(34)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	4.354%	500	(56)	0	(56)
Indonesia Government International Bond	RBS	1.085%	03/20/2012	2.953%	100	(5)	0	(5)
Procter & Gamble Co.	CSFB	1.000%	06/20/2014	0.746%	900	10	8	2

						$(85)	$8	$(93)

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	$389	$5	$0	$5
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	97	0	0	0
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	195	1	0	1

					$6	$0	$6

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM	EUR	100	$2	$0	$2
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	300	0	0	0
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		200	0	0	0
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		100	0	0	0
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		200	3	0	3
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		200	3	0	3
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		100	2	0	2
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		400	(5)	(7)	2
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		300	3	0	3
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		400	6	(3)	9
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	100	0	0	0
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		2,100	(6)	1	(7)
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		$3,300	115	(32)	147
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		1,500	52	(5)	57
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		600	30	22	8
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		100	5	3	2
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		700	35	16	19
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		200	10	7	3
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	CITI		900	45	58	(13)
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	800	(3)	7	(10)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	100	11	(2)	13
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC	GBP	200	22	2	20
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		100	13	0	13

							$343	$67	$276

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	iShares MSCI EAFE Index	973,452	1-Month USD-LIBOR less 0.500%	$46,141	06/30/2009	CSFB	$(621)
Receive	iShares MSCI EAFE Index	120,769	1-Month USD-LIBOR plus 0.210%	5,639	04/15/2010	MLP	7

							$(614)

(5)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i) Purchased options outstanding on June 30, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$800	$9	$29
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	600	6	21
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,200	11	43
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	500	6	18
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	1,700	18	74

							$50	$185

(j) Written options outstanding on June 30, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	$100	$0	$0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009	500	2	1

							$2	$1

(k) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	07/01/2039	$1,000	$1,015	$1,018

(l) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	GSC	152	07/2009	$3	$0	$3
Buy	BRL	HSBC	528	08/2009	20	0	20
Buy		MLP	180	08/2009	7	0	7
Buy	CAD	JPM	65	08/2009	0	(3)	(3)
Buy	CNY	BCLY	446	07/2009	0	(4)	(4)
Sell		BCLY	406	07/2009	0	(2)	(2)
Sell		CITI	642	07/2009	0	(3)	(3)
Buy		DUB	1,769	07/2009	0	(14)	(14)
Sell		DUB	1,774	07/2009	0	(7)	(7)
Buy		HSBC	884	07/2009	1	(5)	(4)
Sell		HSBC	318	07/2009	0	(1)	(1)
Buy		JPM	482	07/2009	0	(4)	(4)
Sell		JPM	440	07/2009	0	(3)	(3)
Buy		BCLY	255	09/2009	0	0	0
Sell		BCLY	602	09/2009	0	(2)	(2)
Buy		CITI	139	09/2009	0	0	0
Sell		CITI	537	09/2009	0	(2)	(2)
Buy		DUB	554	09/2009	1	0	1
Buy		HSBC	277	09/2009	1	0	1
Sell		HSBC	91	09/2009	0	0	0
Buy		JPM	138	09/2009	0	0	0
Sell		JPM	133	09/2009	0	(1)	(1)
Buy		JPM	345	03/2010	0	0	0
Sell	EUR	BCLY	117	07/2009	0	(1)	(1)
Sell		GSC	5	07/2009	0	0	0
Sell	GBP	BCLY	7	07/2009	0	0	0
Sell		CITI	540	07/2009	0	(53)	(53)
Buy		MSC	519	07/2009	0	(4)	(4)
Buy		RBS	28	07/2009	2	0	2
Sell		MSC	519	08/2009	4	0	4
Buy	JPY	BNP	1,654	07/2009	0	0	0
Buy		MSC	1,654	08/2009	0	0	0
Buy	SGD	HSBC	58	07/2009	0	0	0
Sell		HSBC	58	07/2009	0	(2)	(2)

					$39	$(111)	$(72)

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$15,084	$0	$15,084
U.S. Government Agencies	0	31,238	0	31,238
U.S. Treasury Obligations	0	3,948	0	3,948
Mortgage-Backed Securities	0	3,304	0	3,304
Short-Term Instruments	5,009	1,836	0	6,845
Other Investments++	0	5,637	0	5,637

Investments, at value	$5,009	$61,047	$0	$66,056

Short Sales, at value	$0	$(1,018)	$0	$(1,018)

Financial Derivative Instruments+++	$519	$(500)	$2	$21

Total	$5,528	$59,529	$2	$65,059

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0
Financial Derivative Instruments+++	$9	$0	$0	$0	$0	$(7)	$2

Total	$9	$0	$0	$0	$0	$(7)	$2

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 3.5%
Daimler Finance North America LLC
4.320% due 08/03/2012		$1,965	$1,830
Georgia-Pacific Corp.
2.319% due 12/20/2012		746	706
2.323% due 12/20/2012		873	826
2.650% due 12/20/2012		1,857	1,756
HCA, Inc.
2.848% due 11/18/2013		2,181	1,974

Total Bank Loan Obligations (Cost $7,532)			7,092

CORPORATE BONDS & NOTES 25.0%
BANKING & FINANCE 18.1%
American Express Co.
6.150% due 08/28/2017		1,200	1,108
American International Group, Inc.
4.950% due 03/20/2012		700	476
5.850% due 01/16/2018		3,000	1,589
8.250% due 08/15/2018		5,900	3,477
Bank of America Corp.
5.650% due 05/01/2018		400	354
Barclays Bank PLC
6.050% due 12/04/2017		1,600	1,390
7.434% due 09/29/2049		600	403
10.179% due 06/12/2021		1,040	1,112
Capital One Financial Corp.
6.750% due 09/15/2017		1,600	1,533
Citigroup Capital XXI
8.300% due 12/21/2077		1,500	1,172
Citigroup, Inc.
6.125% due 11/21/2017		2,500	2,195
General Electric Capital Corp.
6.375% due 11/15/2067		200	134
GMAC LLC
6.625% due 05/15/2012		600	489
6.875% due 08/28/2012		2,200	1,795
7.000% due 02/01/2012		1,100	914
Goldman Sachs Group, Inc.
1.059% due 03/22/2016		400	339
Lehman Brothers Holdings, Inc.
6.750% due 12/28/2017 (a)		1,800	0
6.875% due 05/02/2018 (a)		200	33
Merrill Lynch & Co., Inc.
1.236% due 02/05/2010		1,700	1,680
1.292% due 07/25/2011		700	649
1.591% due 01/15/2015		5,000	3,995
6.050% due 08/15/2012		400	402
6.875% due 04/25/2018		1,300	1,205
Metropolitan Life Global Funding I
5.125% due 04/10/2013		500	509
Principal Life Income Funding Trusts
5.300% due 04/24/2013		200	200
Royal Bank of Scotland Group PLC
7.640% due 03/29/2049		1,900	770
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		1,100	815
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013		1,200	1,156
8.700% due 08/07/2018		1,100	1,060
UBS AG
1.530% due 06/19/2010		2,000	1,971
5.875% due 12/20/2017		2,600	2,425
Wachovia Mortgage FSB
0.709% due 03/22/2011		1,100	1,061

			36,411

INDUSTRIALS 4.8%
Gaz Capital S.A.
8.146% due 04/11/2018		700	641
Goodrich Corp.
6.290% due 07/01/2016		2,100	2,149
Loews Corp.
5.250% due 03/15/2016		2,800	2,818
Nabors Industries, Inc.
6.150% due 02/15/2018		2,000	1,923
Reynolds American, Inc.
7.250% due 06/01/2013		2,000	2,059

			9,590

UTILITIES 2.1%
AT&T, Inc.
4.125% due 09/15/2009		500	503
Embarq Corp.
6.738% due 06/01/2013		2,000	2,021
Enel Finance International S.A.
6.250% due 09/15/2017		1,700	1,777

			4,301

Total Corporate Bonds & Notes (Cost $58,806)			50,302

MUNICIPAL BONDS & NOTES 0.6%
Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2007
5.000% due 11/15/2036		400	390
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		700	396
Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032		100	91
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035		300	287

Total Municipal Bonds & Notes (Cost $1,483)			1,164

U.S. GOVERNMENT AGENCIES 225.0%
Fannie Mae
0.429% due 03/25/2034		22	20
0.444% due 03/25/2036		1,967	1,701
0.564% due 06/25/2044		33	32
0.664% due 09/25/2042		525	489
0.966% due 08/05/2010 (e)		521	522
1.625% due 11/25/2023		196	198
1.844% due 04/25/2024		160	162
2.638% due 09/01/2044 - 10/01/2044		3,626	3,572
3.334% due 08/01/2035 (g)		608	604
3.785% due 08/01/2010 (e)		356	361
3.814% due 03/01/2036 (g)		1,772	1,806
4.000% due 07/01/2039		8,000	7,752
4.287% due 11/01/2034 (g)		657	664
4.318% due 02/01/2035		296	306
4.370% due 09/01/2035 (g)		1,034	1,057
4.449% due 10/01/2035 (g)		502	510
4.500% due 06/01/2010 (e)		192	197
4.500% due 09/25/2020		2,708	2,755
4.532% due 09/01/2031		2	2
4.615% due 08/01/2036 (g)		932	965
4.648% due 07/01/2035 (g)		1,241	1,284
4.842% due 02/01/2034 (g)		521	539
4.877% due 10/01/2035 (g)		510	525
4.980% due 10/01/2035		478	490
5.000% due 07/25/2019 - 07/01/2024		1,486	1,547
5.000% due 07/01/2020 - 01/01/2021 (e)		113	118
5.000% due 07/01/2020 - 02/01/2036 (g)		38,677	39,753
5.474% due 07/01/2032		25	25
5.500% due 01/01/2021 - 01/01/2039 (g)		50,066	51,891
5.500% due 09/01/2021 (e)		84	88
5.500% due 03/01/2023 (g)(h)		4,806	5,037
5.500% due 09/01/2035		2	2
6.000% due 03/01/2023 - 09/01/2037 (g)		7,717	8,162
6.000% due 07/01/2024 - 07/01/2039		51,700	54,518
6.500% due 11/01/2036 (g)		2,201	2,348
6.500% due 07/01/2039 - 08/01/2039		21,900	23,287
6.625% due 11/15/2030		400	491
7.500% due 12/01/2014 (g)		109	115
Freddie Mac
0.519% due 10/15/2020		550	540
0.888% due 02/01/2011 (e)		1,123	1,121
0.926% due 05/04/2011 (e)		414	415
0.937% due 08/05/2011 (e)		641	641
1.268% due 04/01/2011 (e)		1,365	1,370
2.638% due 10/25/2044		161	159
2.838% due 07/25/2044		785	778
4.000% due 11/01/2013		2,791	2,844
4.500% due 02/15/2017 - 01/15/2018		8,050	8,316
5.000% due 12/15/2015		623	624
5.000% due 01/01/2037 (g)		361	368
5.293% due 09/01/2035		1,813	1,880
5.500% due 03/15/2017 - 08/15/2030		160	167
5.500% due 12/01/2034 - 10/01/2038 (g)		75,499	78,040
Ginnie Mae
0.718% due 03/16/2032		33	32
4.125% due 11/20/2024		86	87
5.500% due 01/15/2033 - 10/15/2038 (g)		3,779	3,916
5.500% due 08/15/2035 - 05/15/2038		1,993	2,061
6.000% due 08/15/2037 - 09/15/2038 (g)		25,638	26,753
6.000% due 04/15/2038 - 07/01/2039		23,528	24,520
6.000% due 08/15/2038 (e)		5,382	5,616
6.500% due 04/15/2031 - 07/01/2039		61,100	64,844
6.500% due 08/15/2036 - 11/15/2038 (g)		5,606	5,955
Overseas Private Investment Corp.
5.660% due 06/10/2015		6,000	6,172
Small Business Administration
5.680% due 06/01/2028		2,341	2,528

Total U.S. Government Agencies (Cost $445,926)			453,642

U.S. TREASURY OBLIGATIONS 1.4%
Treasury Inflation Protected Securities (c)
2.000% due 07/15/2014 (e)		1,584	1,620
2.125% due 01/15/2019		298	307
U.S. Treasury Notes
0.875% due 04/30/2011 (h)		886	884

Total U.S. Treasury Obligations (Cost $2,804)			2,811

MORTGAGE-BACKED SECURITIES 15.6%
American Home Mortgage Assets
0.504% due 05/25/2046		2,009	742
0.524% due 10/25/2046		760	248
Banc of America Commercial Mortgage, Inc.
5.451% due 01/15/2049		690	517
Banc of America Funding Corp.
6.102% due 01/20/2047		152	81
Banc of America Mortgage Securities, Inc.
0.764% due 01/25/2034		124	113
5.000% due 05/25/2034		155	152
Bear Stearns Adjustable Rate Mortgage Trust
4.550% due 08/25/2035		474	419
4.625% due 10/25/2035		2,877	2,281
4.740% due 10/25/2035		248	239
5.457% due 05/25/2047		2,053	1,198
Bear Stearns Alt-A Trust
5.303% due 08/25/2036		900	342
5.362% due 05/25/2035		397	257
5.490% due 09/25/2035		469	255
Bear Stearns Structured Products, Inc.
5.644% due 01/26/2036		463	256
Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049		274	217
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		551	438
4.700% due 12/25/2035		1,284	1,037
5.994% due 09/25/2037		1,961	1,063
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048		950	776
5.886% due 11/15/2044		500	400
Commercial Mortgage Pass-Through Certificates
6.010% due 12/10/2049		590	471
Countrywide Alternative Loan Trust
0.510% due 12/20/2046		2,018	810
0.525% due 11/20/2035		23	22
0.525% due 03/20/2046		1,433	589
0.525% due 07/20/2046		1,985	767
4.500% due 06/25/2035		82	80
5.255% due 06/25/2037		2,498	1,169
Countrywide Home Loan Mortgage Pass-Through Trust
0.604% due 04/25/2035		289	130
0.634% due 03/25/2035		223	102
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039		500	351
CS First Boston Mortgage Securities Corp.
3.755% due 06/25/2033		222	185
Downey Savings & Loan Association Mortgage Loan Trust
0.573% due 08/19/2045		1,163	513
3.472% due 07/19/2044		102	56
First Horizon Alternative Mortgage Securities
4.539% due 03/25/2035		223	117
First Horizon Asset Securities, Inc.
5.365% due 08/25/2035		99	76
First Republic Mortgage Loan Trust
0.669% due 11/15/2031		99	79
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		115	115
Greenpoint Mortgage Funding Trust
0.494% due 01/25/2037		1,758	712
GSR Mortgage Loan Trust
4.469% due 09/25/2035		409	344
GSRPM Mortgage Loan Trust
1.014% due 01/25/2032		13	8
Harborview Mortgage Loan Trust
0.553% due 03/19/2036		1,240	524
Homebanc Mortgage Trust
5.866% due 04/25/2037		900	428
Indymac Index Mortgage Loan Trust
0.414% due 01/25/2037		163	157
0.614% due 06/25/2037		672	210
4.976% due 12/25/2034		60	45
JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047		210	159
JPMorgan Mortgage Trust
5.012% due 02/25/2035		372	326
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040		900	653
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		400	277
Merrill Lynch Mortgage Investors, Inc.
0.524% due 02/25/2036		236	127
MLCC Mortgage Investors, Inc.
0.564% due 11/25/2035		54	37
1.314% due 10/25/2035		76	61
Morgan Stanley Capital I
0.380% due 10/15/2020		1,019	756
6.076% due 06/11/2049		100	76
Residential Accredit Loans, Inc.
0.524% due 04/25/2046		1,772	668
0.714% due 03/25/2033		126	110
Residential Asset Securitization Trust
0.664% due 10/25/2018		1,693	1,392
0.714% due 05/25/2033		167	143
Structured Adjustable Rate Mortgage Loan Trust
2.610% due 01/25/2035		285	121
Structured Asset Mortgage Investments, Inc.
0.563% due 07/19/2035		330	210
0.594% due 02/25/2036		748	344
Thornburg Mortgage Securities Trust
0.424% due 11/25/2046		1,511	1,359
WaMu Mortgage Pass-Through Certificates
0.624% due 01/25/2045		207	97
0.634% due 01/25/2045		201	101
2.139% due 03/25/2047		1,042	426
5.394% due 02/25/2037		278	165
Wells Fargo Mortgage-Backed Securities Trust
3.585% due 12/25/2034		489	451
4.121% due 07/25/2035		1,921	1,738
4.500% due 11/25/2018		971	940
4.679% due 05/25/2035		240	206
5.241% due 04/25/2036		1,818	1,434

Total Mortgage-Backed Securities (Cost $43,381)			31,468

ASSET-BACKED SECURITIES 2.5%
Access Group, Inc.
2.392% due 10/27/2025		2,322	2,342
Aurum CLO 2002-1 Ltd.
1.561% due 04/15/2014		1,297	1,206
Bear Stearns Asset-Backed Securities Trust
4.939% due 10/25/2036		1,603	901
Countrywide Asset-Backed Certificates
0.364% due 12/25/2046		85	83
GE-WMC Mortgage Securities LLC
0.354% due 08/25/2036		77	57
GSAMP Trust
0.404% due 11/25/2035		101	21
0.604% due 03/25/2034		25	24
Long Beach Mortgage Loan Trust
0.594% due 10/25/2034		185	119
Structured Asset Securities Corp.
4.900% due 04/25/2035		639	379

Total Asset-Backed Securities (Cost $6,288)			5,132

FOREIGN CURRENCY-DENOMINATED ISSUES 3.0%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	1,400	707
Fortis Bank Nederland Holding NV
1.737% due 06/10/2011	EUR	500	700
General Electric Capital Corp.
6.500% due 09/15/2067	GBP	1,800	1,851
Lloyds TSB Bank PLC
1.418% due 06/09/2011	EUR	300	419
SMFG Preferred Capital GBP 2 Ltd.
10.231% due 07/18/2049	GBP	1,600	2,434

Total Foreign Currency-Denominated Issues (Cost $7,912)			6,111

	SHARES
PREFERRED STOCKS 0.0%
Fannie Mae
8.250% due 12/31/2049		13,000	18

Total Preferred Stocks (Cost $325)			18

EXCHANGE-TRADED FUNDS 3.9%
iShares MSCI EAFE
Index Fund		172,236	7,890

Total Exchange-Traded Funds (Cost $10,076)			7,890

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 11.8%
REPURCHASE AGREEMENTS 0.7%
State Street Bank and Trust Co.
0.010% due 07/01/2009		$1,334	1,334

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/13/2009 valued at $1,365. Repurchase proceeds are $1,334.)
U.S. TREASURY BILLS 3.7%
0.121% due 07/02/2009 - 07/30/2009 (b)(e)(f)		7,478	7,477

		SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 7.4%
		1,502,532	15,039

Total Short-Term Instruments (Cost $23,850)			23,850

PURCHASED OPTIONS (j) 0.0% (Cost $11)			0
Total Investments 292.3% (Cost $608,394)			$589,480
Written Options (k) (0.0%) (Premiums $32)			(17)
Other Assets and Liabilities (Net) (192.3%)			(387,819)

Net Assets 100.0%			$201,644

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Affiliated to the Fund.

(e) Securities with an aggregate market value of $9,173 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(f) Securities with an aggregate market value of $880 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2009.

(g) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $259,027 at a weighted average interest rate of 0.422%. On June 30, 2009, securities valued at $223,794 were pledged as collateral for reverse repurchase agreements.

(h) Securities with an aggregate market value of $402 and cash of $292 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2010	32	$43
90-Day Euribor September Futures	Long	09/2010	30	40
90-Day Eurodollar March Futures	Long	03/2010	274	1,668
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	130	(25)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	69	(9)

				$1,717

(i) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Embarq Corp.	BOA	(1.370%)	03/20/2014	1.063%		$100	$(1)	$0	$(1)
Embarq Corp.	DUB	(1.250%)	03/20/2014	1.063%		300	(3)	0	(3)
Embarq Corp.	DUB	(1.270%)	03/20/2014	1.063%		600	(6)	0	(6)
Embarq Corp.	DUB	(1.425%)	03/20/2014	1.063%		500	(8)	0	(8)
Embarq Corp.	MSC	(1.300%)	03/20/2014	1.063%		200	(2)	0	(2)
Goodrich Corp.	DUB	(0.510%)	09/20/2016	0.574%		2,100	9	0	9
JPMorgan Chase & Co.	DUB	(2.750%)	03/20/2014	1.637%		1,000	(49)	0	(49)
Loews Corp.	JPM	(0.280%)	03/20/2016	0.610%		2,300	46	0	46
Nabors Industries, Inc.	CITI	(1.050%)	03/20/2018	1.382%		2,000	46	0	46
Reynolds American, Inc.	BCLY	(1.200%)	06/20/2013	2.411%		2,000	86	0	86
UBS Warburg LLC	BCLY	(1.900%)	12/20/2013	1.255%	EUR	900	(35)	0	(35)
UBS Warburg LLC	BCLY	(2.200%)	03/20/2014	1.256%		1,000	(58)	0	(58)
UBS Warburg LLC	DUB	(2.200%)	03/20/2014	1.256%		600	(35)	0	(35)

							$(10)	$0	$(10)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
General Electric Capital Corp.	DUB	5.000%	06/20/2010	3.783%	$2,800	$36	$(98)	$134

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-5 7-Year Index 10-15%	MSC	(0.142%)	12/20/2012	$7,800	$796	$0	$796
CDX.IG-9 10-Year Index	BCLY	(0.800%)	12/20/2017	1,366	77	18	59
CDX.IG-9 10-Year Index	GSC	(0.800%)	12/20/2017	3,026	171	51	120
CDX.IG-9 10-Year Index	MSC	(0.800%)	12/20/2017	2,050	115	50	65
CDX.IG-9 10-Year Index	RBS	(0.800%)	12/20/2017	878	50	13	37

					$1,209	$132	$1,077

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AAA 06-2 Index	GSC	0.110%	05/25/2046	$998	$(668)	$(324)	$(344)
CDX.HY-8 5-Year Index 35-100%	BCLY	0.483%	06/20/2012	1,942	(87)	0	(87)
CDX.IG-5 10-Year Index 10-15%	MSC	0.463%	12/20/2015	5,600	(1,071)	0	(1,071)
CDX.IG-7 10-Year Index	GSC	0.650%	12/20/2016	2,527	(153)	(202)	49

					$(1,979)	$(526)	$(1,453)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS	EUR	500	$9	$0	$9
Pay	1-Month EUR-FRCPXTOB Index	1.980%	04/30/2012	BCLY		600	10	0	10
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MLP		BRL 10,200	132	0	132
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS		$17,200	529	185	344
Pay	3-Month USD-LIBOR	3.100%	05/27/2016	BCLY		700	(11)	0	(11)
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	DUB		3,100	19	0	19
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	GSC		4,200	26	0	26
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC		500	1	(8)	9

							$715	$177	$538

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	iShares MSCI EAFE Index	2,339,386	1-Month USD-LIBOR less 0.500%	$110,887	07/06/2009	CSFB	$(1,493)
Receive	iShares MSCI EAFE Index	1,494,976	1-Month USD-LIBOR less 0.550%	70,862	07/06/2009	CSFB	(951)
Receive	iShares MSCI EAFE Index	236,229	1-Month USD-LIBOR plus 0.210%	11,029	04/15/2010	MLP	13

							$(2,431)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(j) Purchased options outstanding on June 30, 2009:

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 5.500% due 07/01/2039	$96.250	07/06/2009	$17,000	$2	$0
Put - OTC Ginnie Mae 6.500% due 07/01/2039	98.000	07/13/2009	79,000	9	0

				$11	$0

(k) Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar December Futures	$98.625	12/14/2009	24	$8	$7
Put - CME 90-Day Eurodollar September Futures	98.625	09/14/2009	21	4	1

				$12	$8

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.950%	12/15/2009	$300	$2	$1
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.950%	12/15/2009	2,900	18	8

							$20	$9

(l) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	07/01/2039	$37,000	$35,798	$35,851
Fannie Mae	4.000%	08/01/2039	8,000	7,748	7,725
Fannie Mae	5.000%	07/01/2024	13,000	13,369	13,453
Fannie Mae	5.000%	07/01/2039	13,300	13,327	13,535
Fannie Mae	5.500%	07/01/2024	10,000	10,396	10,464
Fannie Mae	5.500%	07/01/2039	45,500	46,467	46,958
Freddie Mac	5.500%	07/01/2039	76,000	78,089	78,434
Ginnie Mae	5.500%	07/01/2039	6,900	7,021	7,121
Ginnie Mae	6.000%	07/01/2039	18,400	18,986	19,173

				$231,201	$232,714

(m) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	DUB	24,034	07/2009	$0	$(221)	$(221)
Buy		GSC	6,317	07/2009	118	0	118
Buy	BRL	HSBC	576	08/2009	4	0	4
Sell		HSBC	576	08/2009	0	(29)	(29)
Sell	CAD	JPM	48	08/2009	3	0	3
Sell	CHF	JPM	16,208	07/2009	273	0	273
Sell		RBC	16,208	10/2009	71	0	71
Buy	CLP	CITI	8,500	11/2009	1	0	1
Buy	CNY	BCLY	3,625	07/2009	0	(33)	(33)
Sell		BCLY	4,188	07/2009	0	(13)	(13)
Sell		CITI	3,249	07/2009	1	0	1
Buy		DUB	47,384	07/2009	0	(398)	(398)
Sell		DUB	6,137	07/2009	2	0	2
Buy		HSBC	8,588	07/2009	0	(75)	(75)
Buy		JPM	5,956	07/2009	0	(52)	(52)
Sell		JPM	51,979	07/2009	1	(140)	(139)
Buy		CITI	3,249	09/2009	0	(1)	(1)
Buy		DUB	2,550	09/2009	0	(2)	(2)
Buy		JPM	2,546	09/2009	0	(1)	(1)
Buy		DUB	3,551	03/2010	0	(3)	(3)
Buy		BCLY	6,628	06/2010	0	(5)	(5)
Buy		CITI	2,389	06/2010	0	(2)	(2)
Buy		DUB	1,993	06/2010	0	(2)	(2)
Buy		HSBC	1,097	06/2010	0	(1)	(1)
Buy		JPM	3,460	06/2010	0	(3)	(3)
Sell	DKK	RBS	23,032	07/2009	58	0	58
Sell		RBS	23,032	10/2009	0	(1)	(1)
Sell	EUR	BNP	867	07/2009	0	(17)	(17)
Sell		BOA	45,187	07/2009	0	(194)	(194)
Sell		GSC	126	07/2009	0	0	0
Sell		RBS	799	07/2009	0	0	0
Sell	GBP	BCLY	85	07/2009	1	0	1
Sell		CITI	29,500	07/2009	0	(2,890)	(2,890)
Sell		GSC	81	07/2009	0	0	0
Buy		JPM	930	07/2009	27	0	27
Buy		RBC	161	07/2009	3	0	3
Buy		RBS	281	07/2009	22	0	22
Sell		RBS	49	07/2009	0	0	0
Sell		UBS	500	07/2009	0	(23)	(23)
Sell		MSC	28,843	08/2009	198	0	198
Sell	HKD	BCLY	7,051	09/2009	0	0	0
Sell		BOA	18,114	09/2009	0	0	0
Sell		CITI	9,271	09/2009	0	0	0
Sell		DUB	9,867	09/2009	0	0	0
Sell		JPM	9,866	09/2009	0	0	0
Sell	JPY	BNP	4,431,833	07/2009	0	(51)	(51)
Sell		UBS	70,000	07/2009	0	(17)	(17)
Sell		JPM	48,000	08/2009	0	0	0
Sell		MSC	4,501,833	08/2009	0	0	0
Buy	MXN	CITI	20,330	11/2009	148	0	148
Buy		JPM	45	11/2009	0	0	0
Sell		JPM	21,047	11/2009	0	(97)	(97)
Buy	MYR	BCLY	1,547	08/2009	3	0	3
Sell		JPM	1,531	08/2009	0	(17)	(17)
Sell	NOK	RBS	7,027	07/2009	53	0	53
Sell		RBS	7,027	10/2009	0	(1)	(1)
Sell	SEK	RBS	44,053	07/2009	272	0	272
Sell		RBS	44,053	10/2009	0	(5)	(5)
Sell	SGD	HSBC	4,115	07/2009	0	(137)	(137)

					$1,259	$(4,431)	$(3,172)

(n) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$49,190	$1,112	$50,302
U.S. Government Agencies	0	453,642	0	453,642
Mortgage-Backed Securities	0	31,468	0	31,468
Short-Term Instruments	15,039	8,811	0	23,850
Other Investments++	8,327	20,685	1,206	30,218

Investments, at value	$23,366	$563,796	$2,318	$589,480

Short Sales, at value	$0	$(232,714)	$0	$(232,714)

Financial Derivative Instruments+++	$1,717	$(5,352)	$18	$(3,617)

Total	$25,083	$325,730	$2,336	$353,149

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$0	$1,043	$0	$0	$69	$0	$1,112
Asset-Backed Securities	1,172	(44)	0	0	78	0	1,206
Other Investments++	0	0	0	0	0	0	0

Investments, at value	$1,172	$999	$0	$0	$147	$0	$2,318

Financial Derivative Instruments+++	$108	$0	$0	$0	$32	$(122)	$18

Total	$1,280	$999	$0	$0	$179	$(122)	$2,336

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Investment Grade Corporate Bond Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.0%
Daimler Finance North America LLC
4.320% due 08/03/2012		$1,572	$1,464

Total Bank Loan Obligations (Cost $1,501)			1,464

CORPORATE BONDS & NOTES 82.8%
BANKING & FINANCE 32.1%
Abbey National PLC
7.950% due 10/26/2029		1,600	1,424
Ace INA Holdings, Inc.
5.900% due 06/15/2019		7,500	7,532
Allstate Corp.
7.200% due 12/01/2009		200	203
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		1,200	1,242
American Express Bank FSB
0.399% due 07/13/2010		3,600	3,508
5.500% due 04/16/2013		12,100	11,889
American Express Centurion Bank
0.375% due 09/22/2009		4,000	3,987
0.377% due 03/23/2010		3,600	3,530
0.399% due 07/13/2010		8,500	8,273
0.478% due 11/16/2009		200	199
6.000% due 09/13/2017		20,000	18,272
American Express Co.
6.150% due 08/28/2017		300	277
6.800% due 09/01/2066		2,465	1,777
7.000% due 03/19/2018		3,000	2,918
7.250% due 05/20/2014		1,500	1,554
8.125% due 05/20/2019		20,000	20,790
American Express Credit Corp.
0.431% due 02/24/2012		5,250	4,752
0.496% due 12/02/2010		2,240	2,144
5.875% due 05/02/2013		1,700	1,690
7.300% due 08/20/2013		12,000	12,492
American General Finance Corp.
5.200% due 12/15/2011		2,600	1,633
American International Group, Inc.
4.950% due 03/20/2012		5,250	3,572
5.050% due 10/01/2015		700	378
5.450% due 05/18/2017		2,000	1,054
5.850% due 01/16/2018		22,920	12,143
6.250% due 05/01/2036		200	86
8.175% due 05/15/2058		2,000	571
8.250% due 08/15/2018		29,500	17,384
Anadarko Finance Co.
6.750% due 05/01/2011		2,900	3,020
ANZ National International Ltd.
6.200% due 07/19/2013		2,000	2,063
BAE Systems Holdings, Inc.
5.200% due 08/15/2015		200	199
6.375% due 06/01/2019		2,000	2,049
Bank of America Corp.
4.750% due 08/01/2015		200	181
5.625% due 10/14/2016		2,000	1,810
5.650% due 05/01/2018		44,000	38,945
5.750% due 08/15/2016		500	434
5.750% due 12/01/2017		26,800	23,902
6.000% due 09/01/2017		10,700	9,744
7.375% due 05/15/2014		11,400	11,793
7.625% due 06/01/2019		2,100	2,113
Bank of America N.A.
0.929% due 06/15/2017		5,170	3,481
1.162% due 06/23/2010		600	597
1.538% due 05/12/2010		2,000	1,982
6.000% due 10/15/2036		400	321
Bank of Scotland PLC
0.689% due 12/08/2010		10,000	9,529
Bank One Corp.
5.250% due 01/30/2013		100	101
Barclays Bank PLC
6.050% due 12/04/2017		13,000	11,291
6.750% due 05/22/2019		11,000	10,929
7.434% due 09/29/2049		500	335
10.179% due 06/12/2021		240	256
BB&T Corp.
6.500% due 08/01/2011		30	31
Bear Stearns Cos. LLC
0.842% due 08/21/2009		100	100
0.854% due 11/28/2011		100	98
1.093% due 08/15/2011		200	195
1.142% due 11/21/2016		7,500	5,615
1.218% due 02/01/2012		2,290	2,162
1.269% due 01/31/2011		3,500	3,462
1.507% due 07/19/2010		400	400
5.300% due 10/30/2015		12,400	12,202
5.350% due 02/01/2012		2,000	2,099
5.550% due 01/22/2017		1,000	928
5.700% due 11/15/2014		100	102
6.400% due 10/02/2017		16,800	16,856
6.950% due 08/10/2012		24,600	26,763
7.250% due 02/01/2018		33,150	34,996
BellSouth Capital Funding Corp.
7.875% due 02/15/2030		200	221
Berkshire Hathaway Finance Corp.
5.400% due 05/15/2018		3,500	3,613
Block Financial LLC
7.875% due 01/15/2013		13,000	14,099
BNP Paribas
0.832% due 12/09/2016		4,000	3,502
1.096% due 06/04/2010		700	697
5.186% due 06/29/2049		6,200	4,040
7.195% due 06/29/2049		2,225	1,628
C10 Capital SPV Ltd.
6.722% due 12/31/2049		400	205
Caelus Re Ltd.
6.918% due 06/07/2011		500	455
Canadian Oil Sands Ltd.
4.800% due 08/10/2009		7,245	7,254
7.750% due 05/15/2019		21,325	21,841
Caterpillar Financial Services Corp.
1.129% due 06/25/2010		700	700
1.354% due 06/24/2011		5,680	5,613
5.450% due 04/15/2018		2,500	2,384
7.150% due 02/15/2019		4,000	4,289
CBA Capital Trust II
6.024% due 03/29/2049		600	399
CIT Group, Inc.
0.974% due 08/17/2009		100	97
1.170% due 02/13/2012		3,600	2,125
1.352% due 07/28/2011		7,500	5,104
4.750% due 12/15/2010		3,000	2,356
Citigroup Capital XXI
8.300% due 12/21/2077		17,000	13,277
Citigroup Funding, Inc.
1.351% due 10/22/2009		100	100
2.036% due 05/07/2010		100	98
Citigroup, Inc.
0.631% due 12/28/2009		21,900	21,692
0.754% due 03/07/2014		3,000	2,416
0.944% due 05/18/2011		9,000	8,512
1.004% due 05/18/2010		100	98
2.583% due 05/15/2018		600	471
5.000% due 09/15/2014		9,700	8,144
5.250% due 02/27/2012		5,000	4,886
5.300% due 10/17/2012		1,500	1,448
5.500% due 08/27/2012		9,000	8,730
5.500% due 04/11/2013		20,100	18,860
5.625% due 08/27/2012		400	375
5.850% due 07/02/2013		4,800	4,546
5.875% due 05/29/2037		3,000	2,348
6.000% due 02/21/2012		1,190	1,177
6.000% due 08/15/2017		22,660	19,785
6.125% due 11/21/2017		32,225	28,298
6.125% due 05/15/2018		15,500	13,579
6.125% due 08/25/2036		800	597
6.500% due 08/19/2013		7,800	7,586
8.500% due 05/22/2019		20,000	20,379
ConocoPhillips Canada Funding Co. I
5.625% due 10/15/2016		300	320
Countrywide Financial Corp.
4.500% due 06/15/2010		1,700	1,683
Credit Agricole S.A.
0.714% due 05/28/2010		9,600	9,551
6.637% due 05/29/2049		200	118
Credit Suisse New York
5.000% due 05/15/2013		8,000	8,189
6.000% due 02/15/2018		1,800	1,800
Credit Suisse USA, Inc.
6.125% due 11/15/2011		100	107
EnCana Holdings Finance Corp.
5.800% due 05/01/2014		5,000	5,300
FIA Card Services N.A.
7.125% due 11/15/2012		145	153
First Union Capital I
7.935% due 01/15/2027		6,000	5,443
First Union Institutional Capital II
7.850% due 01/01/2027		3,910	3,168
Ford Motor Credit Co. LLC
5.700% due 01/15/2010		2,400	2,317
7.000% due 10/01/2013		1,000	805
7.375% due 10/28/2009		6,250	6,197
9.750% due 09/15/2010		1,420	1,361
9.875% due 08/10/2011		6,325	5,854
12.000% due 05/15/2015		500	468
General Electric Capital Corp.
0.785% due 10/06/2015		1,700	1,352
0.889% due 09/15/2014		2,600	2,209
0.953% due 08/15/2011		150	142
1.357% due 01/08/2016		18,000	14,645
1.478% due 02/01/2011		100	97
1.616% due 05/22/2013		400	360
5.625% due 05/01/2018		16,830	15,945
5.875% due 01/14/2038		9,500	7,532
6.375% due 11/15/2067		3,140	2,098
GMAC LLC
2.200% due 12/19/2012		1,500	1,496
6.625% due 05/15/2012		100	81
6.875% due 09/15/2011		50	43
Goldman Sachs Group, Inc.
0.397% due 12/23/2009		700	699
0.701% due 06/28/2010		1,300	1,291
1.059% due 03/22/2016		34,769	29,489
1.187% due 02/06/2012		4,500	4,300
1.201% due 09/29/2014		12,000	10,644
1.501% due 07/22/2015		10,000	8,622
1.639% due 01/12/2015		34,300	30,098
4.500% due 06/15/2010		250	256
5.125% due 01/15/2015		10,000	9,853
5.250% due 10/15/2013		4,600	4,701
5.350% due 01/15/2016		1,100	1,050
5.450% due 11/01/2012		7,684	7,954
5.700% due 09/01/2012		1,500	1,572
5.750% due 10/01/2016		1,100	1,079
5.950% due 01/18/2018		18,000	17,488
6.000% due 05/01/2014		1,000	1,045
6.125% due 02/15/2033		600	561
6.150% due 04/01/2018		18,075	17,627
6.250% due 09/01/2017		39,800	39,441
6.600% due 01/15/2012		2,000	2,131
6.750% due 10/01/2037		3,700	3,295
6.875% due 01/15/2011		4,900	5,182
7.500% due 02/15/2019		7,950	8,527
HBOS Capital Funding LP
6.071% due 06/29/2049		800	292
HBOS PLC
5.375% due 11/29/2049		3,490	1,688
6.750% due 05/21/2018		14,582	11,023
HSBC Bank USA N.A.
6.000% due 08/09/2017		1,500	1,517
7.000% due 01/15/2039		13,800	14,616
HSBC Capital Funding LP
4.610% due 12/29/2049		11,430	8,066
9.547% due 12/29/2049		300	280
HSBC Finance Corp.
0.719% due 03/12/2010		100	98
0.979% due 09/14/2012		1,800	1,585
1.166% due 08/09/2011		2,000	1,811
1.206% due 05/10/2010		140	136
1.381% due 01/15/2014		3,000	2,436
HSBC Holdings PLC
6.500% due 05/02/2036		700	685
6.500% due 09/15/2037		5,400	5,233
6.800% due 06/01/2038		3,800	3,826
International Lease Finance Corp.
4.875% due 09/01/2010		150	134
5.350% due 03/01/2012		5,000	3,905
5.750% due 06/15/2011		2,000	1,659
John Deere Capital Corp.
1.202% due 07/16/2010		5,000	4,980
1.400% due 06/10/2011		900	894
JPMorgan Chase & Co.
0.732% due 06/25/2012		200	191
0.964% due 05/16/2011		100	97
1.282% due 01/17/2011		200	198
1.382% due 10/02/2009		500	500
4.750% due 03/01/2015		300	303
5.125% due 09/15/2014		100	100
5.250% due 05/01/2015		300	289
6.000% due 01/15/2018		28,000	27,861
6.300% due 04/23/2019		31,500	31,741
6.625% due 03/15/2012		350	369
7.900% due 04/29/2049		34,300	30,099
JPMorgan Chase Bank N.A.
0.959% due 06/13/2016		9,100	7,431
5.875% due 06/13/2016		3,100	2,992
6.000% due 10/01/2017		600	585
JPMorgan Chase Capital XV
5.875% due 03/15/2035		2,900	2,326
JPMorgan Chase Capital XVIII
6.950% due 08/17/2036		1,290	1,089
JPMorgan Chase Capital XX
6.550% due 09/15/2066		3,400	2,707
JPMorgan Chase Capital XXV
6.800% due 10/01/2037		3,100	2,671
KeyBank N.A.
2.906% due 06/02/2010		400	388
5.800% due 07/01/2014		700	650
Lehman Brothers Holdings, Inc.
4.800% due 03/13/2014 (a)		300	46
6.625% due 01/18/2012 (a)		15,030	2,292
6.875% due 05/02/2018 (a)		3,403	561
Lloyds Banking Group PLC
5.920% due 09/29/2049		5,100	1,810
Macquarie Bank Ltd.
4.100% due 12/17/2013		15,700	16,106
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		5,000	4,772
9.250% due 04/15/2019		2,000	2,254
Merrill Lynch & Co., Inc.
0.892% due 09/09/2009		100	100
1.236% due 02/05/2010		7,300	7,215
1.292% due 07/25/2011		105	97
3.188% due 05/12/2010		13,300	13,228
4.250% due 02/08/2010		100	100
5.000% due 02/03/2014		10,000	9,607
5.000% due 01/15/2015		10,300	9,423
5.450% due 02/05/2013		100	97
5.450% due 07/15/2014		7,500	7,185
6.050% due 08/15/2012		5,000	5,018
6.150% due 04/25/2013		25,250	25,315
6.400% due 08/28/2017		13,000	11,526
6.500% due 07/15/2018		22,671	20,456
6.875% due 04/25/2018		40,600	37,638
MetLife, Inc.
5.000% due 06/15/2015		1,600	1,527
7.717% due 02/15/2019		9,000	9,643
Metropolitan Life Global Funding I
0.894% due 05/17/2010		100	99
2.550% due 06/10/2011		19,600	19,576
5.125% due 04/10/2013		3,910	3,981
5.125% due 06/10/2014		15,800	15,701
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014		150	155
Morgan Stanley
0.550% due 04/19/2012		10,000	8,957
1.357% due 01/18/2011		12,600	12,212
1.399% due 01/09/2012		13,000	11,726
1.411% due 01/15/2010		200	198
1.449% due 01/09/2014		28,600	25,705
1.557% due 10/18/2016		16,600	13,450
1.611% due 10/15/2015		14,500	12,444
3.006% due 05/14/2010		17,300	17,254
4.750% due 04/01/2014		4,700	4,446
5.375% due 10/15/2015		250	245
5.750% due 10/18/2016		5,400	5,185
5.950% due 12/28/2017		6,600	6,343
6.000% due 05/13/2014		1,400	1,420
6.000% due 04/28/2015		2,500	2,498
6.250% due 08/28/2017		30,110	29,180
6.625% due 04/01/2018		35,900	35,848
6.750% due 04/15/2011		6,000	6,289
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		4,025	3,528
National Australia Bank Ltd.
1.424% due 02/08/2010		50	50
5.350% due 06/12/2013		12,200	12,581
National City Bank
0.704% due 06/18/2010		1,500	1,466
0.999% due 06/07/2017		2,600	1,777
National City Bank of Kentucky
6.300% due 02/15/2011		1,000	1,012
National City Corp.
0.794% due 06/16/2010		1,000	992
Pacific Life Global Funding
5.150% due 04/15/2013		500	499
Pearson Dollar Finance Two PLC
6.250% due 05/06/2018		2,000	1,921
PNC Bank N.A.
1.416% due 08/05/2009		4,000	3,999
Preferred Term Securities XII Ltd.
1.164% due 03/24/2034		93	36
Principal Life Income Funding Trusts
5.300% due 04/24/2013		500	499
Prudential Financial, Inc.
6.000% due 12/01/2017		1,500	1,413
Rabobank Nederland NV
11.000% due 12/29/2049		37,225	41,518
11.000% due 12/31/2049		730	818
Regions Financial Corp.
0.774% due 06/26/2012		3,500	2,755
Resona Bank Ltd.
5.850% due 09/29/2049		300	227
Royal Bank of Scotland Group PLC
6.990% due 10/29/2049		14,000	6,869
7.648% due 08/29/2049		2,000	992
9.118% due 03/31/2049		480	391
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		11,500	8,522
Simon Property Group LP
6.750% due 05/15/2014		12,200	12,276
SLM Corp.
1.252% due 07/26/2010		15,000	13,618
1.322% due 10/25/2011		1,000	811
4.500% due 07/26/2010		3,000	2,836
5.000% due 10/01/2013		1,000	810
8.450% due 06/15/2018		9,205	7,885
SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049		1,500	1,457
Societe Financement de l’Economie Francaise
3.375% due 05/05/2014		5,800	5,823
State Street Bank and Trust Co.
0.829% due 12/08/2015		7,500	6,271
State Street Capital Trust III
8.250% due 03/15/2042		2,400	2,029
State Street Corp.
4.300% due 05/30/2014		5,000	4,951
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		300	277
Teco Finance, Inc.
6.572% due 11/01/2017		123	115
6.750% due 05/01/2015		200	193
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018		2,500	2,410
UBS AG
1.090% due 07/23/2009		1,580	1,579
1.530% due 06/19/2010		600	591
1.927% due 05/05/2010		800	803
5.750% due 04/25/2018		3,000	2,737
UBS Preferred Funding Trust V
6.243% due 05/29/2049		800	473
United Overseas Bank Ltd.
5.375% due 09/03/2019		100	96
USB Capital IX
6.189% due 04/15/2049		975	658
Ventas Realty LP
6.500% due 06/01/2016		1,400	1,262
Wachovia Bank N.A.
0.959% due 03/15/2016		13,500	10,675
1.806% due 05/14/2010		17,800	17,806
5.000% due 08/15/2015		300	283
7.800% due 08/18/2010		30	31
Wachovia Capital Trust V
7.965% due 06/01/2027		1,300	1,063
Wachovia Corp.
0.718% due 12/01/2009		600	599
0.818% due 03/01/2012		4,000	3,788
0.899% due 06/15/2017		15,100	11,291
1.230% due 04/23/2012		24,400	22,941
1.261% due 10/15/2011		14,000	13,305
5.500% due 05/01/2013		26,500	27,407
5.700% due 08/01/2013		100	104
5.750% due 06/15/2017		500	494
5.750% due 02/01/2018		1,048	1,031
Wells Fargo & Co.
0.672% due 03/23/2010		75	75
0.782% due 09/23/2009		600	601
1.239% due 01/12/2011		600	586
1.272% due 10/28/2015		8,000	6,893
4.375% due 01/31/2013		2,500	2,524
5.625% due 12/11/2017		17,200	16,959
7.980% due 03/29/2049		8,000	6,650
Wells Fargo Bank N.A.
1.064% due 05/16/2016		3,800	2,878
4.750% due 02/09/2015		5,840	5,547
5.950% due 08/26/2036		400	359
6.450% due 02/01/2011		30	31
Wells Fargo Capital X
5.950% due 12/15/2036		2,700	2,004
Wells Fargo Capital XIII
7.700% due 12/29/2049		22,600	18,772
Xstrata Finance Canada Ltd.
5.800% due 11/15/2016		300	269

			1,893,292

INDUSTRIALS 31.9%
Allied Waste North America, Inc.
6.500% due 11/15/2010		300	305
Altria Group, Inc.
7.750% due 02/06/2014		23,545	25,989
9.250% due 08/06/2019		32,200	36,219
9.700% due 11/10/2018		3,000	3,445
10.200% due 02/06/2039		11,880	14,059
American Airlines Pass-Through Trust 2001-02
6.978% due 10/01/2012		44	42
7.858% due 04/01/2013		50	47
American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019 (b)		4,050	4,050
American Stores Co.
8.000% due 06/01/2026		250	219
Amgen, Inc.
5.850% due 06/01/2017		6,500	6,908
6.150% due 06/01/2018		3,200	3,484
Anadarko Petroleum Corp.
6.950% due 06/15/2019		7,455	7,537
8.700% due 03/15/2019		300	337
Anglo American Capital PLC
9.375% due 04/08/2014		7,500	8,155
AstraZeneca PLC
5.400% due 09/15/2012		5,292	5,746
5.400% due 06/01/2014		9,105	9,867
Barrick Gold Corp.
6.950% due 04/01/2019		49,500	55,532
Beckman Coulter, Inc.
6.875% due 11/15/2011		30	32
BHP Billiton Finance USA Ltd.
5.500% due 04/01/2014		6,000	6,446
6.500% due 04/01/2019		57,100	63,527
Black & Decker Corp.
8.950% due 04/15/2014		4,000	4,392
Board of Trustees of The Leland Stanford Junior University
3.625% due 05/01/2014		26,500	26,745
Bunge Ltd. Finance Corp.
8.500% due 06/15/2019		5,000	5,237
Burlington Northern Santa Fe Corp.
6.750% due 03/15/2029		600	601
6.875% due 12/01/2027		6,500	6,533
7.000% due 02/01/2014		3,840	4,114
Canadian National Railway Co.
4.400% due 03/15/2013		80	82
5.550% due 05/15/2018		500	523
Canadian Natural Resources Ltd.
5.450% due 10/01/2012		100	105
5.850% due 02/01/2035		200	189
5.900% due 02/01/2018		5,000	5,115
6.000% due 08/15/2016		1,600	1,651
Cardinal Health, Inc.
1.462% due 10/02/2009		200	199
5.500% due 06/15/2013		5,000	4,972
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013		150	160
Chesapeake Energy Corp.
7.625% due 07/15/2013		50	48
CODELCO, Inc.
6.150% due 10/24/2036		100	98
7.500% due 01/15/2019		6,200	7,198
Colorado Interstate Gas Co.
6.800% due 11/15/2015		991	1,023
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		13,730	15,665
Comcast Cable Communications LLC
8.875% due 05/01/2017		35	41
Comcast Corp.
5.875% due 02/15/2018		28,600	29,036
5.900% due 03/15/2016		4,300	4,454
6.400% due 05/15/2038		1,000	981
6.500% due 01/15/2017		6,000	6,374
7.050% due 03/15/2033		100	107
ConocoPhillips
4.600% due 01/15/2015		8,700	8,956
6.000% due 01/15/2020		18,000	19,311
Continental Airlines, Inc.
6.503% due 12/15/2012		100	93
Covidien International Finance S.A.
6.550% due 10/15/2037		100	111
CSX Corp.
5.300% due 02/15/2014		250	253
6.250% due 03/15/2018		5,370	5,425
CVS Caremark Corp.
0.968% due 06/01/2010		10,678	10,605
Daimler Finance North America LLC
1.466% due 08/03/2009		2,500	2,492
5.750% due 09/08/2011		2,000	2,042
5.875% due 03/15/2011		3,050	3,102
6.500% due 11/15/2013		4,300	4,377
7.300% due 01/15/2012		100	104
DCP Midstream LLC
5.375% due 10/15/2015		100	90
Delta Air Lines, Inc.
6.619% due 09/18/2012		93	89
7.379% due 11/18/2011		23	23
Devon Energy Corp.
5.625% due 01/15/2014		12,500	13,187
6.300% due 01/15/2019		19,500	20,876
Diamond Offshore Drilling, Inc.
5.875% due 05/01/2019		11,500	11,740
DISH DBS Corp.
6.375% due 10/01/2011		400	389
6.625% due 10/01/2014		500	463
7.000% due 10/01/2013		400	382
7.750% due 05/31/2015		200	192
Dow Chemical Co.
8.550% due 05/15/2019		13,500	13,546
DR Horton, Inc.
5.625% due 09/15/2014		1,500	1,290
5.625% due 01/15/2016		2,500	2,062
6.500% due 04/15/2016		5,000	4,300
El Paso Natural Gas Co.
5.950% due 04/15/2017		5,445	5,268
8.375% due 06/15/2032		17,070	18,637
Enbridge Energy Partners LP
5.875% due 12/15/2016		1,200	1,143
6.500% due 04/15/2018		7,000	6,908
EnCana Corp.
4.750% due 10/15/2013		100	101
5.900% due 12/01/2017		18,500	18,994
6.500% due 05/15/2019		38,850	41,718
Energy Transfer Partners LP
5.950% due 02/01/2015		4,000	4,037
6.000% due 07/01/2013		3,330	3,392
6.125% due 02/15/2017		6,000	5,970
6.700% due 07/01/2018		4,500	4,608
8.500% due 04/15/2014		3,000	3,370
9.000% due 04/15/2019		16,450	18,816
9.700% due 03/15/2019		29,000	33,348
Enterprise Products Operating LLC
5.000% due 03/01/2015		200	185
6.300% due 09/15/2017		5,572	5,609
6.500% due 01/31/2019		11,000	11,199
Express Scripts, Inc.
5.250% due 06/15/2012		14,300	14,788
6.250% due 06/15/2014		5,400	5,722
7.250% due 06/15/2019		3,800	4,198
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019		47,584	52,390
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		500	504
Freeport-McMoRan Corp.
8.750% due 06/01/2011		200	197
9.500% due 06/01/2031		200	202
Gaz Capital S.A.
7.288% due 08/16/2037		2,000	1,510
7.510% due 07/31/2013		5,000	4,846
8.625% due 04/28/2034		200	197
Gazprom International S.A.
7.201% due 02/01/2020		5,858	5,609
General Electric Co.
5.250% due 12/06/2017		38,500	37,872
General Mills, Inc.
5.700% due 02/15/2017		200	211
Georgia-Pacific LLC
7.000% due 01/15/2015		100	94
7.125% due 01/15/2017		1,450	1,356
8.250% due 05/01/2016		1,970	1,921
GlaxoSmithKline Capital, Inc.
4.850% due 05/15/2013		17,000	17,805
5.650% due 05/15/2018		12,700	13,475
HCA, Inc.
9.250% due 11/15/2016		900	889
9.625% due 11/15/2016 (c)		3,300	3,275
Hewlett-Packard Co.
0.689% due 06/15/2010		100	100
0.778% due 03/01/2012		100	99
1.710% due 05/27/2011		5,000	5,067
2.250% due 05/27/2011		8,000	8,029
2.950% due 08/15/2012		5,000	5,042
Hospira, Inc.
6.050% due 03/30/2017		100	98
6.400% due 05/15/2015		8,100	8,541
Humana, Inc.
6.450% due 06/01/2016		5,200	4,582
7.200% due 06/15/2018		10,000	9,026
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		140	150
International Business Machines Corp.
1.652% due 07/28/2011		5,700	5,738
7.625% due 10/15/2018		1,000	1,197
8.375% due 11/01/2019		30	37
International Game Technology
7.500% due 06/15/2019		3,500	3,538
KB Home
5.750% due 02/01/2014		3,000	2,640
6.250% due 06/15/2015		2,500	2,150
Kellogg Co.
5.125% due 12/03/2012		100	107
Kern River Funding Corp.
4.893% due 04/30/2018		56	54
Kinder Morgan Energy Partners LP
5.000% due 12/15/2013		200	197
5.625% due 02/15/2015		9,390	9,506
5.950% due 02/15/2018		25,347	24,853
6.000% due 02/01/2017		5,200	5,166
6.850% due 02/15/2020		13,900	14,274
6.950% due 01/15/2038		7,150	6,939
7.125% due 03/15/2012		5,078	5,434
7.300% due 08/15/2033		4,000	3,849
7.750% due 03/15/2032		2,000	2,118
9.000% due 02/01/2019		29,735	33,877
Kraft Foods, Inc.
1.456% due 08/11/2010		3,100	3,072
6.500% due 08/11/2017		300	316
Kroger Co.
5.500% due 02/01/2013		200	207
Lorillard Tobacco Co.
8.125% due 06/23/2019		7,500	7,774
Ltd. Brands, Inc.
5.250% due 11/01/2014		2,500	2,138
Magellan Midstream Partners LP
6.400% due 07/15/2018		3,900	3,982
6.550% due 07/15/2019		7,000	7,199
McKesson Corp.
6.500% due 02/15/2014		5,470	5,844
Monsanto Co.
5.125% due 04/15/2018		1,000	1,038
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		500	514
Newell Rubbermaid, Inc.
5.500% due 04/15/2013		10,000	9,640
Norfolk Southern Corp.
5.750% due 04/01/2018		100	102
5.900% due 06/15/2019		5,000	5,192
7.250% due 02/15/2031		100	109
Northwest Pipeline GP
5.950% due 04/15/2017		200	199
Nucor Corp.
5.850% due 06/01/2018		1,000	1,039
Oracle Corp.
0.966% due 05/14/2010		900	900
5.000% due 07/08/2019 (b)		12,100	12,055
5.750% due 04/15/2018		300	317
Pepperdine University
5.450% due 08/01/2019		5,000	5,186
PepsiCo, Inc.
7.900% due 11/01/2018		20,000	24,374
Petroleos Mexicanos
8.000% due 05/03/2019		12,600	13,734
Pfizer, Inc.
5.350% due 03/15/2015		20,500	22,067
6.200% due 03/15/2019		43,600	47,770
7.200% due 03/15/2039		16,800	19,989
Philip Morris International, Inc.
5.650% due 05/16/2018		1,550	1,628
6.375% due 05/16/2038		2,700	2,878
Plains All American Pipeline LP
6.125% due 01/15/2017		1,400	1,352
Potash Corp. of Saskatchewan, Inc.
5.250% due 05/15/2014		41,735	43,131
6.500% due 05/15/2019		7,500	8,095
President and Fellows of Harvard College
6.000% due 01/15/2019		5,000	5,464
Principal Financial Group, Inc.
8.875% due 05/15/2019		10,000	10,515
Procter & Gamble Co.
3.500% due 02/15/2015		10,000	10,110
Pulte Homes, Inc.
6.250% due 02/15/2013		13,000	12,188
Reynolds American, Inc.
7.750% due 06/01/2018		100	96
Rio Tinto Finance USA Ltd.
5.875% due 07/15/2013		3,000	3,022
6.500% due 07/15/2018		2,100	2,104
8.950% due 05/01/2014		9,800	10,904
9.000% due 05/01/2019		5,100	5,677
Roche Holdings, Inc.
2.661% due 02/25/2011		5,000	5,058
5.000% due 03/01/2014		12,000	12,569
6.000% due 03/01/2019		50,200	53,626
Rockies Express Pipeline LLC
6.250% due 07/15/2013		30,445	30,686
6.850% due 07/15/2018		29,200	30,920
Rogers Communications, Inc.
5.500% due 03/15/2014		13,176	13,684
6.375% due 03/01/2014		6,000	6,440
6.750% due 03/15/2015		8,040	8,525
6.800% due 08/15/2018		2,800	3,006
7.250% due 12/15/2012		5,000	5,378
RR Donnelley & Sons Co.
6.125% due 01/15/2017		7,000	6,166
Ryder System, Inc.
6.000% due 03/01/2013		3,000	2,990
Ryland Group, Inc.
8.400% due 05/15/2017		1,000	965
Southern Co.
1.485% due 08/20/2010		5,400	5,402
Southern Natural Gas Co.
5.900% due 04/01/2017		6,800	6,619
8.000% due 03/01/2032		758	805
Southwest Airlines Co.
10.500% due 12/15/2011		8,000	8,612
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 10/15/2014		400	376
Suncor Energy, Inc.
6.100% due 06/01/2018		5,000	5,034
6.500% due 06/15/2038		920	868
Systems 2001 Asset Trust LLC
6.664% due 09/15/2013		42	42
Target Corp.
6.000% due 01/15/2018		1,000	1,062
Teck Resources Ltd.
9.750% due 05/15/2014		500	518
10.750% due 05/15/2019		4,050	4,360
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028		400	383
7.500% due 04/01/2017		800	841
7.625% due 04/01/2037		1,000	1,017
8.000% due 02/01/2016		11,100	11,683
8.375% due 06/15/2032		1,400	1,529
Time Warner Cable, Inc.
5.850% due 05/01/2017		17,240	17,240
7.300% due 07/01/2038		1,500	1,566
7.500% due 04/01/2014		16,000	17,649
8.250% due 04/01/2019		6,000	6,818
8.750% due 02/14/2019		7,750	9,042
Time Warner, Inc.
6.750% due 04/15/2011		25	26
TransCanada Pipelines Ltd.
7.125% due 01/15/2019		10,500	11,870
7.250% due 08/15/2038		15,000	17,096
Transcontinental Gas Pipe Line Co. LLC
8.875% due 07/15/2012		30	33
Transocean, Inc.
6.000% due 03/15/2018		33,696	35,085
Union Pacific Corp.
5.125% due 02/15/2014		1,950	2,018
7.875% due 01/15/2019		8,500	9,747
United Airlines, Inc.
10.125% due 03/22/2015 (a)		76	35
UnitedHealth Group, Inc.
0.789% due 06/21/2010		1,000	991
6.000% due 06/15/2017		1,800	1,738
6.000% due 02/15/2018		11,400	10,959
6.625% due 11/15/2037		10,000	8,982
Vale Overseas Ltd.
6.250% due 01/11/2016		2,200	2,261
6.250% due 01/23/2017		6,300	6,383
8.250% due 01/17/2034		1,700	1,919
Wal-Mart Stores, Inc.
5.800% due 02/15/2018		1,000	1,091
6.875% due 08/10/2009		30	30
Walt Disney Co.
6.375% due 03/01/2012		100	110
WEA Finance LLC
5.700% due 10/01/2016		100	87
WellPoint, Inc.
4.250% due 12/15/2009		100	101
6.000% due 02/15/2014		2,000	2,040
7.000% due 02/15/2019		5,200	5,385
Williams Cos., Inc.
6.375% due 10/01/2010		19,800	19,804
7.125% due 09/01/2011		1,000	1,021
7.875% due 09/01/2021		5,100	5,033
8.750% due 01/15/2020		30,085	31,418
XTO Energy, Inc.
4.900% due 02/01/2014		27,500	27,864
5.500% due 06/15/2018		6,150	6,173
5.750% due 12/15/2013		4,000	4,211
6.100% due 04/01/2036		100	97
6.250% due 08/01/2017		33,700	35,518
6.375% due 06/15/2038		9,950	10,189
6.500% due 12/15/2018		4,500	4,836
7.500% due 04/15/2012		2,900	3,215
Yum! Brands, Inc.
8.875% due 04/15/2011		140	153

			1,876,780

UTILITIES 18.8%
AES Corp.
8.000% due 06/01/2020		900	812
Appalachian Power Co.
5.000% due 06/01/2017		4,000	3,775
5.650% due 08/15/2012		300	317
7.000% due 04/01/2038		3,400	3,531
7.950% due 01/15/2020		33,920	39,175
AT&T Corp.
7.300% due 11/15/2011		447	491
8.000% due 11/15/2031		48,850	56,489
AT&T, Inc.
5.100% due 09/15/2014		11,708	12,180
5.600% due 05/15/2018		3,000	3,021
5.800% due 02/15/2019		34,000	34,579
6.300% due 01/15/2038		5,000	4,842
6.450% due 06/15/2034		1,000	988
6.500% due 09/01/2037		500	497
AT&T Mobility LLC
6.500% due 12/15/2011		50	54
BellSouth Corp.
4.750% due 11/15/2012		4,325	4,482
5.200% due 09/15/2014		300	313
5.200% due 12/15/2016		100	100
British Telecommunications PLC
5.150% due 01/15/2013		4,000	3,990
5.950% due 01/15/2018		1,500	1,354
9.125% due 12/15/2010		100	106
9.625% due 12/15/2030		2,000	2,221
Bruce Mansfield Unit
6.850% due 06/01/2034		99	77
CenturyTel, Inc.
8.375% due 10/15/2010		100	105
CMS Energy Corp.
2.081% due 01/15/2013		2,000	1,670
Consolidated Edison Co. of New York, Inc.
5.850% due 04/01/2018		1,800	1,894
6.650% due 04/01/2019		20,000	22,276
7.125% due 12/01/2018		11,500	13,085
Constellation Energy Group, Inc.
7.000% due 04/01/2012		100	103
Consumers Energy Co.
5.000% due 02/15/2012		100	102
5.375% due 04/15/2013		100	103
5.500% due 08/15/2016		6,780	6,860
6.700% due 09/15/2019		21,050	22,950
6.875% due 03/01/2018		3,534	3,827
Deutsche Telekom International Finance BV
4.875% due 07/08/2014		6,900	6,955
5.875% due 08/20/2013		24,633	25,869
6.000% due 07/08/2019		10,000	10,106
6.750% due 08/20/2018		25,128	26,711
8.500% due 06/15/2010		330	347
Dominion Resources, Inc.
1.664% due 06/17/2010		770	766
6.400% due 06/15/2018		5,950	6,290
Duke Energy Carolinas LLC
5.750% due 11/15/2013		5,000	5,383
6.450% due 10/15/2032		200	217
7.000% due 11/15/2018		4,000	4,671
Duke Energy Corp.
6.250% due 06/15/2018		6,000	6,315
6.300% due 02/01/2014		10,000	10,811
Duke Energy Ohio, Inc.
5.450% due 04/01/2019		12,700	13,237
EDF S.A.
5.500% due 01/26/2014		20,000	21,561
6.500% due 01/26/2019		28,150	30,882
Embarq Corp.
6.738% due 06/01/2013		2,500	2,526
7.082% due 06/01/2016		2,000	1,956
Energy East Corp.
6.750% due 07/15/2036		100	99
Entergy Gulf States, Inc.
4.875% due 11/01/2011		100	100
Entergy Louisiana LLC
5.560% due 09/01/2015		50	50
Entergy Texas, Inc.
7.125% due 02/01/2019		4,300	4,491
FirstEnergy Corp.
7.375% due 11/15/2031		4,800	4,539
Florida Power Corp.
5.650% due 06/15/2018		5,951	6,361
FPL Group Capital, Inc.
5.350% due 06/15/2013		400	425
7.875% due 12/15/2015		15,475	18,369
France Telecom S.A.
4.375% due 07/08/2014 (b)		4,300	4,307
8.500% due 03/01/2031		4,400	5,662
Illinois Power Co.
9.750% due 11/15/2018		688	793
Indiana Michigan Power Co.
7.000% due 03/15/2019		10,700	11,519
Indianapolis Power & Light Co.
6.300% due 07/01/2013		150	150
Ipalco Enterprises, Inc.
7.250% due 04/01/2016		150	144
Jersey Central Power & Light Co.
7.350% due 02/01/2019		2,100	2,312
Kentucky Power Co.
6.000% due 09/15/2017		200	201
Metropolitan Edison Co.
7.700% due 01/15/2019		4,500	4,930
Nevada Power Co.
6.500% due 05/15/2018		650	665
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012		15,000	16,808
NGPL PipeCo. LLC
6.514% due 12/15/2012		17,442	18,301
7.119% due 12/15/2017		68,120	71,508
7.768% due 12/15/2037		3,000	3,284
Ohio Edison Co.
5.450% due 05/01/2015		100	98
Ohio Power Co.
0.775% due 04/05/2010		5,200	5,144
Oncor Electric Delivery Co.
6.375% due 05/01/2012		5,400	5,703
6.800% due 09/01/2018		22,300	23,867
7.000% due 09/01/2022		3,240	3,427
7.250% due 01/15/2033		3,000	3,271
Pacific Gas & Electric Co.
5.625% due 11/30/2017		500	530
8.250% due 10/15/2018		32,750	40,028
Pacificorp
5.500% due 01/15/2019		17,000	18,010
PG&E Corp.
5.750% due 04/01/2014		37,400	39,905
Progress Energy, Inc.
1.581% due 01/15/2010		5,000	4,986
6.850% due 04/15/2012		200	217
7.100% due 03/01/2011		94	100
PSEG Power LLC
6.950% due 06/01/2012		2,100	2,263
Public Service Co. of Colorado
5.800% due 08/01/2018		7,800	8,429
Public Service Co. of Oklahoma
6.150% due 08/01/2016		150	153
Public Service Electric & Gas Co.
5.300% due 05/01/2018		300	314
Qwest Communications International, Inc.
7.250% due 02/15/2011		200	195
Qwest Corp.
3.879% due 06/15/2013		100	90
6.500% due 06/01/2017		200	177
7.875% due 09/01/2011		550	553
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		8	7
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		4,200	3,869
Sierra Pacific Power Co.
6.000% due 05/15/2016		200	203
Southern California Edison Co.
5.000% due 01/15/2014		200	210
5.500% due 08/15/2018		12,000	12,752
Sprint Capital Corp.
6.900% due 05/01/2019		750	624
Telecom Italia Capital S.A.
1.508% due 02/01/2011		10,000	9,612
1.717% due 07/18/2011		1,900	1,817
4.000% due 01/15/2010		200	201
5.250% due 11/15/2013		4,300	4,222
5.250% due 10/01/2015		15,000	14,497
6.175% due 06/18/2014		29,900	30,279
6.200% due 07/18/2011		3,000	3,108
6.999% due 06/04/2018		11,000	11,145
7.175% due 06/18/2019		5,000	5,077
7.721% due 06/04/2038		6,520	6,653
Telefonica Emisiones SAU
1.346% due 02/04/2013		4,000	3,744
5.855% due 02/04/2013		15,000	15,829
5.984% due 06/20/2011		1,634	1,721
6.221% due 07/03/2017		12,600	13,350
6.421% due 06/20/2016		10,775	11,536
7.045% due 06/20/2036		12,800	14,215
TELUS Corp.
8.000% due 06/01/2011		30	32
Toledo Edison Co.
6.150% due 05/15/2037		200	189
7.250% due 05/01/2020		21,700	24,204
Verizon Communications, Inc.
6.100% due 04/15/2018		25,700	26,403
6.350% due 04/01/2019		18,700	19,486
8.750% due 11/01/2018		14,800	17,557
Verizon Global Funding Corp.
7.750% due 12/01/2030		200	224
Verizon New England, Inc.
6.500% due 09/15/2011		200	213
Verizon Wireless Capital LLC
3.316% due 05/20/2011		25,000	25,743
3.750% due 05/20/2011		10,000	10,211
5.550% due 02/01/2014		38,775	41,219
Virginia Electric and Power Co.
5.400% due 01/15/2016		500	522
5.400% due 04/30/2018		1,700	1,767
5.950% due 09/15/2017		300	323
Vodafone Group PLC
4.150% due 06/10/2014		6,000	5,914
5.450% due 06/10/2019		6,000	5,910
5.625% due 02/27/2017		11,000	11,188
7.750% due 02/15/2010		30	31

			1,109,257

Total Corporate Bonds & Notes (Cost $4,677,904)			4,879,329

MUNICIPAL BONDS & NOTES 1.1%
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038		14,500	14,520
7.500% due 04/01/2034		7,200	6,590
7.550% due 04/01/2039		2,000	1,823
California State General Obligation Notes, Series 2009
5.250% due 04/01/2014		3,000	2,949
5.450% due 04/01/2015		14,000	13,689
5.950% due 04/01/2016		5,000	4,878
Dallas, Texas Revenue Bonds, Series 2008
5.000% due 10/01/2037		4,600	4,606
Friendswood, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
5.000% due 02/15/2037		2,600	2,625
Louisiana State Revenue Bonds, Series 2009
3.000% due 05/01/2043		3,000	2,976
Miami-Dade County, Florida Revenue Bonds, (FSA Insured), Series 2008
5.000% due 10/01/2041		2,100	1,930
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2008
5.000% due 06/15/2037		3,800	3,733
Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, Series 2008
5.000% due 07/01/2038		2,300	2,310
San Antonio, Texas Electricity & Gas Revenue Bonds, Series 2008
5.000% due 02/01/2032		2,000	2,006
San Francisco, California City & County Airports Commission Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 05/01/2032		1,500	1,304

Total Municipal Bonds & Notes (Cost $66,804)			65,939

U.S. GOVERNMENT AGENCIES 13.5%
Fannie Mae
5.500% due 10/01/2035 - 07/01/2039		551,974	570,204
5.500% due 03/01/2038 (f)		15,521	16,041
6.000% due 07/01/2036 - 07/01/2039		184,103	192,443
Freddie Mac
0.888% due 02/01/2011 (f)		2,859	2,855
0.937% due 08/05/2011 (f)		206	206
5.500% due 07/01/2039		13,500	13,932

Total U.S. Government Agencies (Cost $791,528)			795,681

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes
0.875% due 04/30/2011 (g)		10,924	10,896

Total U.S. Treasury Obligations (Cost $10,886)			10,896

MORTGAGE-BACKED SECURITIES 0.1%
Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051		110	78
Bear Stearns Commercial Mortgage Securities
5.405% due 12/11/2040		280	250
Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049		91	72
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048		200	163
5.886% due 11/15/2044		100	80
Countrywide Alternative Loan Trust
6.000% due 01/25/2037		151	83
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039		100	70
GS Mortgage Securities Corp. II
5.560% due 11/10/2039		2,500	2,046
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		200	146
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100	69
Merrill Lynch Mortgage Investors, Inc.
4.997% due 05/25/2033		72	69
Structured Adjustable Rate Mortgage Loan Trust
4.371% due 03/25/2034		90	70

Total Mortgage-Backed Securities (Cost $3,088)			3,196

ASSET-BACKED SECURITIES 0.5%
Chase Issuance Trust
2.129% due 09/15/2015		11,500	11,504
Ford Credit Auto Owner Trust
1.739% due 06/15/2012		800	803
1.939% due 05/15/2012		2,000	1,988
MBNA Credit Card Master Note Trust
0.359% due 05/15/2013		500	492
SLM Student Loan Trust
2.592% due 04/25/2023		16,600	16,951

Total Asset-Backed Securities (Cost $31,132)			31,738

SOVEREIGN ISSUES 0.5%
Croatia Government International Bond
2.500% due 07/30/2010		10	10
Korea Development Bank
4.750% due 07/20/2009		300	300
Mexico Government International Bond
5.950% due 03/19/2019		28,000	28,420
South Africa Government International Bond
7.375% due 04/25/2012		90	97

Total Sovereign Issues (Cost $28,173)			28,827

FOREIGN CURRENCY-DENOMINATED ISSUES 1.9%
American International Group, Inc.
4.000% due 09/20/2011	EUR	2,000	1,880
4.375% due 04/26/2016		2,000	1,461
4.875% due 03/15/2067		1,700	489
8.000% due 05/22/2038		2,000	631
8.625% due 05/22/2038	GBP	1,000	395
Barclays Bank PLC
14.000% due 11/29/2049		13,400	25,297
BAT International Finance PLC
3.625% due 06/29/2012	EUR	325	462
Bear Stearns Cos. LLC
1.445% due 09/26/2013		500	644
BNP Paribas S.A.
7.781% due 06/29/2049		7,000	7,610
Brazil Government International Bond
10.250% due 01/10/2028	BRL	7,000	3,537
Caisse Nationale des Caisses d’Epargne et de Prevoyance
5.250% due 07/30/2049	EUR	4,600	3,356
CIT Group, Inc.
4.250% due 09/22/2011		8,000	7,856
5.000% due 05/13/2014		2,000	1,529
5.500% due 12/01/2014	GBP	670	573
Citigroup Capital XVIII
6.829% due 06/28/2067		2,403	2,076
Citigroup, Inc.
1.305% due 06/28/2013	EUR	1,800	2,112
1.527% due 02/09/2016		1,000	1,046
Credit Logement S.A.
4.604% due 03/29/2049		300	194
Deutsche Telekom International Finance BV
8.125% due 05/29/2012		100	159
Fortis Bank S.A.
6.500% due 09/29/2049		9,000	9,848
General Electric Capital Corp.
5.500% due 09/15/2067		10,000	8,137
6.500% due 09/15/2067	GBP	500	514
Goldman Sachs Group, Inc.
1.665% due 02/04/2013	EUR	1,700	2,172
1.734% due 01/30/2017		1,100	1,269
HSBC Capital Funding LP
8.030% due 12/29/2049		100	118
HSBC Holdings PLC
5.375% due 12/20/2012		60	88
Intesa Sanpaolo SpA
8.047% due 06/29/2049		6,200	6,828
JPMorgan Chase & Co.
6.125% due 05/30/2017	GBP	3,550	5,586
Lehman Brothers Holdings, Inc.
1.150% due 10/26/2010 (a)	JPY	800,000	685
Morgan Stanley
1.570% due 11/29/2013	EUR	1,000	1,217
1.765% due 05/02/2014		2,000	2,415
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049		400	398
MUFG Capital Finance 5 Ltd.
6.299% due 01/25/2049	GBP	710	835
RBS Capital Trust A
6.467% due 12/29/2049	EUR	325	207
Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	50	47
Santander Perpetual S.A. Unipersonal
4.375% due 12/29/2049	EUR	1,000	1,031
SLM Corp.
1.477% due 12/15/2010		1,500	1,835
1.756% due 04/26/2011		1,279	1,484
Sumitomo Mitsui Banking Corp.
4.375% due 12/31/2049		350	373
Telefonica Europe BV
5.125% due 02/14/2013		325	482
Wachovia Corp.
1.465% due 08/01/2011		2,400	3,187

Total Foreign Currency-Denominated Issues (Cost $95,460)			110,063

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.2%
American International Group, Inc.
8.500% due 08/01/2011		15,100	144
Citigroup, Inc.
6.500% due 12/31/2049 (a)		25,000	839
Wells Fargo & Co.
7.500% due 12/31/2049		15,500	12,167

Total Convertible Preferred Stocks (Cost $11,497)			13,150

PREFERRED STOCKS 0.0%
Goldman Sachs Group, Inc.
3.750% due 12/31/2049		4,000	66
SLM Corp.
0.700% due 03/15/2017		21,400	271

Total Preferred Stocks (Cost $341)			337

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.9%
CERTIFICATES OF DEPOSIT 0.1%
Bank of Ireland
0.351% due 02/26/2010		$1,100	1,081
UBS AG
1.547% due 07/01/2010		3,900	3,900

			4,981

COMMERCIAL PAPER 0.2%
Federal Home Loan Bank
0.097% due 07/01/2009		12,600	12,600

REPURCHASE AGREEMENTS 0.8%
Barclays Capital, Inc.
0.020% due 07/01/2009		35,000	35,000
(Dated 06/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2016 valued at $36,231. Repurchase proceeds are $35,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2009		10,418	10,418
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/20/2009 valued at $10,628. Repurchase proceeds are $10,418.)

			45,418

U.S. TREASURY BILLS 0.2%
1.333% due 07/16/2009 - 07/23/2009 (d)(g)		11,696	11,695

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (e) 3.6%
		21,211,522	212,306

Total Short-Term Instruments (Cost $287,007)			287,000

PURCHASED OPTIONS (i) 0.0% (Cost $593)			1,430
Total Investments 105.7% (Cost $6,005,914)			$6,229,050
Written Options (j) (0.0%) (Premiums $1,716)			(1,093)
Other Assets and Liabilities (Net) (5.7%)			(333,176)

Net Assets 100.0%			$5,894,781

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) When-Issued security.

(c) Payment in-kind bond security.

(d) Coupon represents a weighted average rate.

(e) Affiliated to the Fund.

(f) Securities with an aggregate market value of $3,067 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(g) Securities with an aggregate market value of $22,591 and cash of $4,677 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	100	$(9)
90-Day Euribor June Futures	Long	06/2011	1,573	(341)
90-Day Euribor March Futures	Long	03/2011	1,404	21
90-Day Euribor September Futures	Long	09/2010	684	164
90-Day Euribor September Futures	Long	09/2011	130	(62)
90-Day Eurodollar December Futures	Long	12/2010	6,170	714
90-Day Eurodollar March Futures	Long	03/2011	5,511	(2,436)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	5,303	(456)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2011	1,920	(2,787)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	3,894	(3,422)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2011	50	(99)

				$(8,713)

(h) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Abbey National PLC	BNP	(1.000%)	12/20/2018	1.342%	$1,600	$42	$0	$42
Altria Group, Inc.	BNP	(1.300%)	12/20/2018	1.080%	3,000	(52)	0	(52)
American Electric Power Co., Inc.	BCLY	(0.793%)	06/20/2019	0.638%	36,000	(465)	0	(465)
Black & Decker Corp.	BCLY	(2.250%)	06/20/2014	1.650%	4,000	(109)	0	(109)
Block Financial LLC	BOA	(1.550%)	03/20/2013	0.709%	10,000	(303)	0	(303)
Block Financial LLC	CSFB	(1.110%)	03/20/2013	0.709%	3,000	(44)	0	(44)
Cardinal Health, Inc.	BOA	(0.580%)	06/20/2013	0.429%	5,000	(29)	0	(29)
CenturyTel, Inc.	JPM	(0.355%)	06/20/2010	0.382%	100	0	0	0
CSX Corp.	BCLY	(1.440%)	03/20/2018	0.775%	5,370	(264)	0	(264)
CSX Corp.	BNP	(1.000%)	03/20/2014	0.764%	250	(2)	3	(5)
Daimler Finance N.A. LLC	GSC	(3.200%)	06/20/2011	1.493%	8,050	(272)	0	(272)
Dominion Resources, Inc.	BOA	(0.780%)	06/20/2018	0.581%	5,950	(91)	0	(91)
DR Horton, Inc.	BNP	(1.000%)	03/20/2016	2.570%	2,500	210	229	(19)
DR Horton, Inc.	BNP	(1.000%)	06/20/2016	2.553%	5,000	428	328	100
DR Horton, Inc.	GSC	(1.000%)	09/20/2014	2.710%	1,500	113	81	32
Embarq Corp.	DUB	(1.000%)	06/20/2013	0.981%	2,500	(3)	(6)	3
Embarq Corp.	DUB	(1.000%)	06/20/2016	1.054%	2,000	6	(32)	38
Freeport-McMoRan Corp.	GSC	(0.520%)	09/20/2011	0.819%	200	1	0	1
Humana, Inc.	BOA	(1.440%)	06/20/2018	3.120%	10,000	1,079	0	1,079
JSC Gazprom	UBS	(4.450%)	09/27/2010	4.499%	2,000	(10)	0	(10)
KB Home	BNP	(1.000%)	06/20/2015	3.010%	2,500	245	232	13
KB Home	DUB	(1.000%)	03/20/2014	3.100%	3,000	254	249	5
Ltd. Brands, Inc.	BNP	(1.000%)	12/20/2014	1.000%	2,500	192	193	(1)
Marsh & McLennan Cos., Inc.	BOA	(0.900%)	06/20/2019	0.603%	2,000	(50)	0	(50)
Marsh & McLennan Cos., Inc.	CITI	(1.000%)	09/20/2015	0.531%	5,000	(134)	(141)	7
Morgan Stanley	BCLY	(4.000%)	03/20/2014	2.105%	2,600	(208)	0	(208)
Newell Rubbermaid, Inc.	BOA	(0.660%)	06/20/2013	1.548%	10,000	326	0	326
Pearson Dollar Finance Two PLC	BCLY	(0.770%)	06/20/2018	0.560%	2,000	(33)	0	(33)
Pulte Homes, Inc.	GSC	(1.000%)	03/20/2013	2.468%	13,000	641	721	(80)
RR Donnelley & Sons Co.	BOA	(1.850%)	03/20/2017	3.383%	7,000	612	0	612
Ryder System, Inc.	CITI	(3.060%)	03/20/2013	2.291%	3,000	(81)	0	(81)
Ryland Group, Inc.	BCLY	(1.000%)	06/20/2017	2.088%	550	38	40	(2)
Ryland Group, Inc.	RBS	(1.000%)	06/20/2017	2.088%	500	33	37	(4)
The Dow Chemical Co.	CITI	(1.000%)	06/20/2019	2.001%	2,500	183	226	(43)

						$2,253	$2,160	$93

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	JPM	2.750%	03/20/2014	2.335%	$3,000	$53	$0	$53
American International Group, Inc.	CITI	1.550%	03/20/2013	16.024%	1,000	(354)	0	(354)
American International Group, Inc.	DUB	0.890%	12/20/2012	16.302%	100	(36)	0	(36)
American International Group, Inc.	DUB	0.900%	12/20/2012	16.302%	300	(108)	0	(108)
American International Group, Inc.	JPM	0.350%	06/20/2010	17.388%	50	(8)	0	(8)
American International Group, Inc.	JPM	2.062%	03/20/2013	16.024%	1,000	(341)	0	(341)
Berkshire Hathaway Finance Corp.	DUB	1.230%	12/20/2013	2.398%	5,000	(229)	0	(229)
Brazil Government International Bond	BCLY	2.300%	12/20/2009	0.793%	20,000	156	0	156
Brazil Government International Bond	CSFB	3.350%	12/20/2009	0.793%	25,000	326	0	326
Brazil Government International Bond	DUB	3.050%	12/20/2009	0.793%	15,000	173	0	173
Canadian Natural Resources Ltd.	DUB	5.000%	06/20/2014	1.891%	7,000	972	370	602
Citigroup, Inc.	BOA	5.000%	09/20/2014	4.228%	12,200	405	200	205
Citigroup, Inc.	MSC	0.280%	09/20/2012	4.590%	700	(85)	0	(85)
Comcast Corp.	BCLY	1.610%	12/20/2013	1.522%	7,000	28	0	28
Dominion Resources, Inc.	CITI	0.670%	06/20/2015	0.570%	100	1	0	1
Ford Motor Credit Co. LLC	DUB	4.700%	09/20/2011	10.482%	300	(32)	0	(32)
Ford Motor Credit Co. LLC	JPM	5.600%	06/20/2010	11.315%	100	(5)	0	(5)
Ford Motor Credit Co. LLC	JPM	2.650%	03/20/2012	10.364%	5,000	(835)	0	(835)
Freeport-McMoRan Copper & Gold, Inc.	CITI	1.000%	06/20/2012	2.122%	300	(9)	0	(9)
General Electric Capital Corp.	BCLY	0.630%	12/20/2012	4.354%	600	(68)	0	(68)
General Electric Capital Corp.	BCLY	4.450%	12/20/2013	4.336%	4,000	21	0	21
General Electric Capital Corp.	BCLY	5.000%	06/20/2014	4.176%	12,500	432	(1,000)	1,432
General Electric Capital Corp.	BNP	4.750%	12/20/2013	4.336%	1,500	25	0	25
General Electric Capital Corp.	BNP	3.900%	03/20/2014	4.336%	10,000	(159)	0	(159)
General Electric Capital Corp.	BOA	5.000%	06/20/2012	4.175%	3,700	86	70	16
General Electric Capital Corp.	BOA	7.000%	06/20/2013	4.342%	4,800	439	0	439
General Electric Capital Corp.	CITI	1.310%	03/20/2013	4.347%	1,000	(97)	0	(97)
General Electric Capital Corp.	CITI	6.950%	03/20/2013	4.347%	2,425	206	0	206
General Electric Capital Corp.	CITI	4.200%	03/20/2014	4.336%	10,000	(42)	0	(42)
General Electric Capital Corp.	CITI	5.000%	06/20/2014	4.176%	25,000	864	1,085	(221)
General Electric Capital Corp.	DUB	1.070%	12/20/2012	4.354%	4,000	(397)	0	(397)
General Electric Capital Corp.	DUB	4.750%	12/20/2013	4.336%	2,000	33	0	33
General Electric Capital Corp.	GSC	5.700%	12/20/2013	4.336%	5,000	260	0	260
General Electric Capital Corp.	MLP	0.300%	06/20/2010	3.927%	200	(7)	0	(7)
General Electric Capital Corp.	MSC	5.000%	06/20/2014	4.176%	12,500	432	(1,000)	1,432
GMAC LLC	CSFB	3.740%	09/20/2009	13.784%	200	(2)	0	(2)
GMAC LLC	DUB	1.500%	09/20/2009	13.784%	500	(13)	0	(13)
GMAC LLC	JPM	1.840%	06/20/2012	10.358%	500	(98)	0	(98)
International Game Technology	CSFB	0.350%	03/20/2010	1.354%	200	(1)	0	(1)
MetLife, Inc.	DUB	2.073%	03/20/2013	5.554%	1,000	(107)	0	(107)
MetLife, Inc.	DUB	5.000%	06/20/2014	5.352%	9,000	(111)	(90)	(21)
MetLife, Inc.	JPM	5.000%	06/20/2014	5.352%	6,000	(74)	(36)	(38)
Mexico Government International Bond	DUB	2.300%	12/20/2009	1.180%	12,500	74	0	74
Mexico Government International Bond	DUB	2.400%	12/20/2009	1.180%	8,500	55	0	55
Mexico Government International Bond	DUB	2.950%	12/20/2009	1.180%	4,000	37	0	37
Mexico Government International Bond	JPM	3.030%	12/20/2009	1.180%	9,000	86	0	86
Pacific Gas & Electric Co.	BCLY	3.650%	03/20/2014	1.529%	8,000	737	0	737
Republic of Korea Government Bond	BCLY	3.350%	12/20/2009	1.595%	5,000	46	0	46
Republic of Korea Government Bond	JPM	3.430%	12/20/2009	1.595%	6,000	58	0	58
Republic of Korea Government Bond	JPM	3.800%	12/20/2009	1.595%	5,000	57	0	57
Republic of Korea Government Bond	RBS	3.650%	12/20/2009	1.595%	2,000	21	0	21
Republic of Korea Government Bond	UBS	3.850%	12/20/2009	1.595%	9,000	106	0	106
Rio Tinto Finance USA Ltd.	RBS	5.300%	12/20/2013	2.275%	5,000	613	0	613
SLM Corp.	BCLY	5.000%	12/20/2013	8.248%	4,000	(401)	(690)	289
SLM Corp.	BCLY	5.000%	03/20/2014	8.214%	5,000	(532)	(525)	(7)
SLM Corp.	CITI	5.000%	12/20/2013	8.248%	10,000	(1,036)	(1,050)	14
SLM Corp.	DUB	5.000%	03/20/2010	8.950%	3,700	(97)	(139)	42
Transocean, Inc.	BCLY	2.900%	12/20/2013	0.946%	3,000	248	0	248
Vale Overseas Ltd.	MSC	0.700%	12/20/2011	1.326%	500	(7)	0	(7)
Wells Fargo & Co.	BCLY	1.000%	03/20/2013	1.510%	1,000	(20)	(21)	1
Wells Fargo & Co.	DUB	1.000%	09/20/2013	1.476%	5,000	(90)	(125)	35
Wells Fargo & Co.	MSC	1.000%	03/20/2013	1.510%	500	(8)	(11)	3

						$1,641	$(2,962)	$4,603

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	GSC	BRL	250,000	$188	$499	$(311)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		87,400	468	(33)	501
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		200,000	1,161	0	1,161
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	JPM		$21,400	671	725	(54)
Pay	6-Month EUR-LIBOR	5.000%	09/17/2010	BCLY	EUR	8,000	560	(85)	645
Pay	6-Month EUR-LIBOR	4.000%	03/18/2014	GSC		5,700	465	(94)	559
Pay	6-Month EUR-LIBOR	4.000%	03/18/2014	JPM		44,000	3,587	265	3,322
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS	GBP	300	23	(10)	33
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BCLY		49,000	5,520	(105)	5,625
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		45,300	5,103	573	4,530
Pay	28-Day MXN TIIE	8.170%	11/04/2016	GSC	MXN	5,800	9	9	0
Pay	28-Day MXN TIIE	8.660%	01/31/2019	BCLY		243,800	628	200	428
Pay	28-Day MXN TIIE	8.660%	01/31/2019	JPM		19,100	51	17	34
Pay	28-Day MXN TIIE	8.300%	02/07/2019	BCLY		115,000	72	16	56
Pay	28-Day MXN TIIE	8.300%	02/07/2019	BOA		85,000	54	40	14

							$18,560	$2,017	$16,543

(i) Purchased options outstanding on June 30, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	$5,200	$52	$335
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	5,700	53	367
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.000%	08/28/2009	3,400	34	219
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.500%	08/03/2009	8,000	83	295

							$222	$1,216

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Call - OTC EUR versus USD		$1.375	05/21/2010	EUR	200	$10	$17
Put - OTC EUR versus USD		1.375	05/21/2010		200	10	12
Call - OTC EUR versus USD		1.372	06/03/2010		100	5	9
Put - OTC EUR versus USD		1.372	06/03/2010		100	5	6
Call - OTC USD versus JPY	JPY	106.000	03/31/2010		$18,300	341	170

						$371	$214

(j) Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar September Futures	$98.500	09/14/2009	18	$5	$1
Put - CME 90-Day Eurodollar September Futures	98.625	09/14/2009	141	23	7

				$28	$8

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	$155,000	$1,356	$861
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.750%	08/21/2009	3,000	7	11

							$1,363	$872

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	80.000	03/31/2010	$18,300	$325	$213

(k) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	07/01/2039	$6,500	$6,716	$6,708
Fannie Mae	6.000%	07/01/2039	5,000	5,186	5,226

				$11,902	$11,934

(l) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	BCLY	208	07/2009	$0	$(2)	$(2)
Sell		DUB	14,264	07/2009	0	(131)	(131)
Buy		GSC	9,475	07/2009	178	0	178
Buy	BRL	CITI	666	08/2009	6	0	6
Buy		HSBC	55,497	08/2009	37	0	37
Sell		HSBC	218	08/2009	0	(11)	(11)
Buy	CLP	CITI	27,495	11/2009	4	0	4
Buy	CNY	BCLY	3,437	07/2009	0	(29)	(29)
Sell		BCLY	37,702	07/2009	0	(105)	(105)
Buy		DUB	8,959	07/2009	0	(76)	(76)
Buy		HSBC	9,794	07/2009	0	(66)	(66)
Buy		JPM	15,512	07/2009	0	(127)	(127)
Buy		CITI	689	09/2009	1	0	1
Sell		DUB	689	09/2009	0	(3)	(3)
Buy		BOA	92,325	03/2010	0	(139)	(139)
Sell	EUR	BCLY	45,571	07/2009	0	(343)	(343)
Buy		HSBC	431	07/2009	4	0	4
Buy	GBP	BCLY	1,243	07/2009	23	0	23
Sell		BCLY	11,945	07/2009	18	(222)	(204)
Sell		CITI	21,522	07/2009	0	(2,109)	(2,109)
Buy		GSC	1,385	07/2009	0	(3)	(3)
Sell		GSC	6,119	07/2009	20	(103)	(83)
Buy		JPM	20,105	07/2009	162	0	162
Sell		RBC	1,385	07/2009	0	(23)	(23)
Sell		MSC	18,238	08/2009	125	0	125
Sell		RBS	2,688	08/2009	0	(2)	(2)
Buy	JPY	BNP	553,783	07/2009	6	0	6
Buy		MSC	553,783	08/2009	0	0	0
Sell	MXN	BCLY	389	11/2009	0	0	0
Sell		BOA	657	11/2009	0	0	0
Sell		CITI	2,881	11/2009	0	(21)	(21)
Buy		JPM	304	11/2009	0	0	0
Buy	MYR	BCLY	2,903	08/2009	7	0	7
Sell		HSBC	2,903	08/2009	0	(29)	(29)
Buy	PHP	CITI	38,693	08/2009	1	(4)	(3)
Sell		DUB	38,693	08/2009	0	0	0
Buy	SGD	CITI	250	07/2009	2	0	2
Sell		DUB	568	07/2009	0	(13)	(13)
Buy		HSBC	101	07/2009	0	0	0
Buy		JPM	217	07/2009	6	0	6
Buy	TWD	BCLY	209	08/2009	0	0	0
Buy		CITI	73	08/2009	0	0	0
Buy		DUB	95	08/2009	0	0	0
Buy		JPM	194	08/2009	0	0	0
Buy	ZAR	BCLY	153	11/2009	4	0	4

					$604	$(3,561)	$(2,957)

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$4,878,618	$711	$4,879,329
U.S. Government Agencies	0	795,681	0	795,681
Other Investments++	225,456	328,584	0	554,040

Investments, at value	$225,456	$6,002,883	$711	$6,229,050

Short Sales, at value	$0	$(11,934)	$0	$(11,934)

Financial Derivative Instruments+++	$(8,713)	$17,189	$0	$8,476

Total	$216,743	$6,008,138	$711	$6,225,592

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$0	$240	$0	$0	$0	$471	$711

Investments, at value	$0	$240	$0	$0	$0	$471	$711

Financial Derivative Instruments+++	$0	$0	$0	$0	$0	$0	$0

Total	$0	$240	$0	$0	$0	$471	$711

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Long Duration Total Return Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.0%
Daimler Finance North America LLC
4.320% due 08/03/2012		$982	$915

Total Bank Loan Obligations (Cost $952)			915

CORPORATE BONDS & NOTES 45.9%
BANKING & FINANCE 18.6%
ABX Financing Co.
6.350% due 10/15/2036		10,490	10,491
AIG SunAmerica Global Financing X
6.900% due 03/15/2032		735	351
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		100	104
American Express Bank FSB
6.000% due 09/13/2017		200	183
American Express Co.
5.500% due 09/12/2016		300	273
6.150% due 08/28/2017		1,800	1,663
8.150% due 03/19/2038		10,500	11,118
American General Finance Corp.
3.875% due 10/01/2009		240	229
5.625% due 08/17/2011		475	304
6.900% due 12/15/2017		200	108
American International Group, Inc.
1.094% due 01/29/2010		1,400	1,194
4.700% due 10/01/2010		295	240
5.050% due 10/01/2015		2,000	1,081
5.850% due 01/16/2018		3,000	1,589
6.250% due 05/01/2036		7,080	3,043
6.250% due 03/15/2037		2,300	604
8.175% due 05/15/2058		3,400	971
8.250% due 08/15/2018		1,900	1,120
ANZ National International Ltd.
1.014% due 08/07/2009		500	500
Bank of America Corp.
1.127% due 11/06/2009		100	100
1.213% due 08/15/2016		100	79
5.650% due 05/01/2018		3,300	2,921
5.750% due 12/01/2017		1,550	1,382
6.000% due 09/01/2017		200	182
Bank of America N.A.
6.000% due 10/15/2036		17,990	14,444
Bank One Corp.
7.625% due 10/15/2026		95	99
8.000% due 04/29/2027		100	108
Barclays Bank PLC
6.050% due 12/04/2017		1,100	955
7.434% due 09/29/2049		3,700	2,482
10.179% due 06/12/2021		4,560	4,874
Bear Stearns Cos. LLC
0.842% due 08/21/2009		700	701
0.854% due 11/28/2011		100	98
1.093% due 08/15/2011		100	97
1.269% due 01/31/2011		2,200	2,176
1.392% due 07/16/2009		400	400
7.250% due 02/01/2018		3,000	3,167
Berkshire Hathaway Finance Corp.
5.400% due 05/15/2018		230	237
BNP Paribas
1.096% due 06/04/2010		2,300	2,290
5.186% due 06/29/2049		7,000	4,561
Caterpillar Financial Services Corp.
1.354% due 06/24/2011		8,400	8,301
Chubb Corp.
6.500% due 05/15/2038		200	217
CIT Group, Inc.
0.974% due 08/17/2009		400	389
Citigroup Capital XXI
8.300% due 12/21/2077		100	78
Citigroup Funding, Inc.
1.351% due 10/22/2009		100	100
2.036% due 05/07/2010		3,300	3,233
Citigroup, Inc.
0.631% due 12/28/2009		1,600	1,585
1.004% due 05/18/2010		100	98
5.500% due 04/11/2013		500	469
5.850% due 12/11/2034		220	171
5.875% due 05/29/2037		500	391
6.000% due 08/15/2017		3,700	3,230
6.125% due 08/25/2036		2,750	2,051
6.625% due 06/15/2032		4,250	3,490
6.875% due 03/05/2038		21,600	19,109
8.400% due 04/29/2049 (a)		5,330	4,005
ConocoPhillips Canada Funding Co. I
5.950% due 10/15/2036		2,700	2,731
Countrywide Financial Corp.
5.800% due 06/07/2012		300	302
Credit Agricole S.A.
0.714% due 05/28/2010		200	199
6.637% due 05/29/2049		5,800	3,412
Credit Suisse New York
6.000% due 02/15/2018		3,800	3,800
Credit Suisse USA, Inc.
0.395% due 11/20/2009		2,200	2,198
0.865% due 11/20/2009		2,400	2,398
6.125% due 11/15/2011		100	107
Fifth Third Bancorp
6.250% due 05/01/2013		255	251
General Electric Capital Corp.
0.953% due 08/15/2011		100	95
1.016% due 05/10/2010		100	99
1.478% due 02/01/2011		100	97
5.875% due 01/14/2038		37,650	29,850
6.150% due 08/07/2037		255	210
6.375% due 11/15/2067		6,150	4,109
6.750% due 03/15/2032		7,180	6,456
6.875% due 01/10/2039		21,600	19,477
Goldman Sachs Group, Inc.
0.701% due 06/28/2010		1,900	1,887
1.187% due 02/06/2012		500	478
5.300% due 02/14/2012		380	394
5.750% due 10/01/2016		200	196
5.950% due 01/18/2018		1,500	1,457
6.125% due 02/15/2033		3,900	3,647
6.150% due 04/01/2018		7,600	7,411
6.250% due 09/01/2017		15,300	15,162
6.450% due 05/01/2036		900	765
6.750% due 10/01/2037		6,885	6,131
HBOS PLC
6.750% due 05/21/2018		8,500	6,426
HSBC Bank USA N.A.
5.625% due 08/15/2035		400	358
5.875% due 11/01/2034		230	214
7.000% due 01/15/2039		16,700	17,687
HSBC Capital Funding LP
4.610% due 12/29/2049		600	423
HSBC Finance Corp.
1.206% due 05/10/2010		1,000	974
5.700% due 06/01/2011		400	404
HSBC Holdings PLC
6.500% due 05/02/2036		2,040	1,996
6.500% due 09/15/2037		7,900	7,656
6.800% due 06/01/2038		2,800	2,819
John Deere Capital Corp.
1.400% due 06/10/2011		11,700	11,619
JPMorgan Chase & Co.
0.964% due 05/16/2011		100	97
6.000% due 01/15/2018		2,000	1,990
6.400% due 05/15/2038		18,505	18,588
7.900% due 04/29/2049		2,900	2,545
JPMorgan Chase Capital XV
5.875% due 03/15/2035		17,000	13,633
JPMorgan Chase Capital XVIII
6.950% due 08/17/2036		11,500	9,710
JPMorgan Chase Capital XX
6.550% due 09/15/2066		1,710	1,362
JPMorgan Chase Capital XXII
6.450% due 01/15/2087		7,550	6,049
Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 (a)		1,200	183
Lincoln National Corp.
6.300% due 10/09/2037		400	289
Merrill Lynch & Co., Inc.
0.892% due 09/09/2009		100	100
0.996% due 08/14/2009		200	200
1.236% due 02/05/2010		100	99
1.292% due 07/25/2011		300	278
6.050% due 08/15/2012		335	336
6.110% due 01/29/2037		200	155
6.400% due 08/28/2017		10,900	9,664
6.875% due 04/25/2018		8,400	7,787
7.750% due 05/14/2038		400	372
MetLife, Inc.
5.700% due 06/15/2035		7,400	6,476
Metropolitan Life Global Funding I
0.894% due 05/17/2010		1,500	1,488
Monumental Global Funding Ltd.
5.500% due 04/22/2013		100	97
Morgan Stanley
1.221% due 01/15/2010		300	298
1.357% due 01/18/2011		300	291
1.411% due 01/15/2010		200	198
3.006% due 05/14/2010		3,300	3,291
5.550% due 04/27/2017		200	186
5.625% due 01/09/2012		575	589
6.250% due 08/28/2017		14,000	13,567
6.625% due 04/01/2018		10,100	10,085
7.250% due 04/01/2032		2,100	2,089
National Australia Bank Ltd.
0.688% due 09/11/2009		200	200
National City Bank
5.800% due 06/07/2017		380	362
6.200% due 12/15/2011		250	257
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		520	585
PNC Funding Corp.
5.500% due 09/28/2012		130	132
PNC Preferred Funding Trust I
8.700% due 03/29/2049		200	164
Prudential Financial, Inc.
6.625% due 12/01/2037		1,000	868
Rabobank Nederland NV
11.000% due 12/29/2049		4,875	5,437
RBS Capital Trust II
6.425% due 12/29/2049		9,690	4,660
Resona Bank Ltd.
5.850% due 09/29/2049		100	76
Royal Bank of Scotland Group PLC
7.648% due 08/29/2049		2,850	1,413
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		13,000	9,634
SLM Corp.
1.232% due 07/27/2009		100	100
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		500	461
SunTrust Banks, Inc.
6.000% due 09/11/2017		505	458
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018		5,400	5,205
UBS AG
5.750% due 04/25/2018		7,900	7,207
5.875% due 12/20/2017		100	93
UBS Preferred Funding Trust V
6.243% due 05/29/2049		4,200	2,481
Wachovia Bank N.A.
1.806% due 05/14/2010		3,400	3,401
5.850% due 02/01/2037		1,050	928
6.600% due 01/15/2038		22,300	21,780
Wachovia Corp.
0.718% due 12/01/2009		1,800	1,797
5.500% due 08/01/2035		160	124
5.625% due 10/15/2016		100	96
Wells Fargo & Co.
5.375% due 02/07/2035		100	88
5.625% due 12/11/2017		2,000	1,972
7.980% due 03/29/2049		3,200	2,660
Wells Fargo Bank N.A.
5.950% due 08/26/2036		12,400	11,118
Wells Fargo Capital X
5.950% due 12/15/2036		2,000	1,484
Wells Fargo Capital XIII
7.700% due 12/29/2049		4,935	4,099

			488,763

INDUSTRIALS 13.5%
Altria Group, Inc.
9.950% due 11/10/2038		1,055	1,220
10.200% due 02/06/2039		600	710
Amgen, Inc.
6.150% due 06/01/2018		4,900	5,335
6.375% due 06/01/2037		6,600	7,040
6.400% due 02/01/2039		2,825	3,011
6.900% due 06/01/2038		300	341
Anadarko Petroleum Corp.
6.450% due 09/15/2036		7,025	6,326
Anheuser-Busch Cos., Inc.
6.450% due 09/01/2037		500	467
Apache Corp.
6.000% due 01/15/2037		6,000	6,365
AstraZeneca PLC
6.450% due 09/15/2037		5,485	6,095
Barrick Gold Corp.
5.800% due 11/15/2034		10	9
Baxter International, Inc.
6.250% due 12/01/2037		1,780	1,958
Burlington Northern Santa Fe Corp.
6.150% due 05/01/2037		450	450
6.200% due 08/15/2036		500	510
Canadian National Railway Co.
6.375% due 11/15/2037		400	439
Canadian Natural Resources Ltd.
5.850% due 02/01/2035		2,090	1,972
6.250% due 03/15/2038		1,300	1,301
6.450% due 06/30/2033		100	101
6.500% due 02/15/2037		250	250
6.750% due 02/01/2039		5,125	5,364
Caterpillar, Inc.
6.050% due 08/15/2036		4,940	4,721
CODELCO, Inc.
7.500% due 01/15/2019		200	232
Colorado Interstate Gas Co.
6.850% due 06/15/2037		1,300	1,205
Comcast Corp.
6.400% due 05/15/2038		1,070	1,050
6.450% due 03/15/2037		300	296
6.550% due 07/01/2039		5,500	5,503
6.950% due 08/15/2037		800	836
7.050% due 03/15/2033		10,990	11,720
Conoco Funding Co.
7.250% due 10/15/2031		10	11
Covidien International Finance S.A.
6.550% due 10/15/2037		500	555
Cox Communications, Inc.
6.450% due 12/01/2036		300	272
CSX Corp.
6.150% due 05/01/2037		800	745
7.450% due 04/01/2038		4,200	4,556
CVS Caremark Corp.
0.968% due 06/01/2010		100	99
CVS Pass-Through Trust
6.036% due 12/10/2028		155	133
Daimler Finance North America LLC
8.500% due 01/18/2031		8,141	8,577
Devon Energy Corp.
7.950% due 04/15/2032		5,500	6,570
Devon Financing Corp. ULC
7.875% due 09/30/2031		3,755	4,429
Eli Lilly & Co.
5.550% due 03/15/2037		35	35
Enbridge Energy Partners LP
6.300% due 12/15/2034		900	719
EnCana Corp.
6.500% due 08/15/2034		1,850	1,883
6.500% due 02/01/2038		8,350	8,574
6.625% due 08/15/2037		1,600	1,660
Energy Transfer Partners LP
6.625% due 10/15/2036		1,300	1,273
7.500% due 07/01/2038		1,200	1,262
Enterprise Products Operating LLC
5.750% due 03/01/2035		600	522
EOG Resources, Inc.
5.875% due 09/15/2017		1,900	2,024
Gaz Capital S.A.
7.288% due 08/16/2037		5,100	3,854
8.625% due 04/28/2034		510	498
Georgia-Pacific LLC
7.750% due 11/15/2029		80	63
GlaxoSmithKline Capital, Inc.
5.375% due 04/15/2034		4,100	3,890
6.375% due 05/15/2038		11,700	12,749
HCA, Inc.
9.250% due 11/15/2016		100	99
Hess Corp.
7.300% due 08/15/2031		1,300	1,344
Hewlett-Packard Co.
0.778% due 03/01/2012		100	99
International Business Machines Corp.
8.000% due 10/15/2038		1,100	1,427
KeySpan Corp.
5.803% due 04/01/2035		120	100
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035		4,450	3,763
6.500% due 02/01/2037		700	640
6.950% due 01/15/2038		15,060	14,615
7.300% due 08/15/2033		3,000	2,886
7.400% due 03/15/2031		300	293
Kraft Foods, Inc.
1.456% due 08/11/2010		600	595
6.500% due 11/01/2031		530	527
6.875% due 02/01/2038		900	954
7.000% due 08/11/2037		900	952
Kroger Co.
7.500% due 04/01/2031		200	231
Lockheed Martin Corp.
7.750% due 05/01/2026		7	8
Marathon Oil Corp.
6.600% due 10/01/2037		900	872
McDonald’s Corp.
5.700% due 02/01/2039		55	55
Merck & Co., Inc.
5.750% due 11/15/2036		55	55
5.850% due 06/30/2039		5,300	5,456
Monsanto Co.
5.875% due 04/15/2038		100	102
News America, Inc.
6.200% due 12/15/2034		300	257
Norfolk Southern Corp.
7.050% due 05/01/2037		2,300	2,542
7.250% due 02/15/2031		220	241
Novartis Securities Investment Ltd.
5.125% due 02/10/2019		2,500	2,562
Nucor Corp.
6.400% due 12/01/2037		3,000	3,090
ONEOK Partners LP
6.850% due 10/15/2037		4,600	4,381
Oracle Corp.
6.125% due 07/08/2039 (b)		2,400	2,384
6.500% due 04/15/2038		4,200	4,483
Pemex Project Funding Master Trust
6.625% due 06/15/2035		520	472
6.625% due 06/15/2038		100	87
Petro-Canada
5.950% due 05/15/2035		300	271
Pfizer, Inc.
7.200% due 03/15/2039		14,800	17,609
Philip Morris International, Inc.
6.375% due 05/16/2038		4,200	4,478
Plains All American Pipeline LP
6.650% due 01/15/2037		700	651
Reynolds American, Inc.
7.250% due 06/15/2037		700	579
Roche Holdings, Inc.
7.000% due 03/01/2039		16,000	18,587
Rockies Express Pipeline LLC
6.850% due 07/15/2018		200	212
7.500% due 07/15/2038		3,100	3,354
Rohm & Haas Co.
6.000% due 09/15/2017		100	90
Siemens Financieringsmaatschappij NV
0.956% due 08/14/2009		300	300
6.125% due 08/17/2026		7,160	7,296
Suncor Energy, Inc.
6.500% due 06/15/2038		2,800	2,642
6.850% due 06/01/2039		12,500	12,318
Target Corp.
6.500% due 10/15/2037		1,600	1,622
7.000% due 01/15/2038		15,640	16,702
Tennessee Gas Pipeline Co.
7.625% due 04/01/2037		150	153
Teva Pharmaceutical Finance LLC
6.150% due 02/01/2036		1,000	1,034
Time Warner Cable, Inc.
6.550% due 05/01/2037		7,050	6,774
7.300% due 07/01/2038		2,825	2,949
Time Warner, Inc.
1.150% due 11/13/2009		200	200
5.875% due 11/15/2016		100	99
6.500% due 11/15/2036		100	88
7.700% due 05/01/2032		70	69
TransCanada Pipelines Ltd.
6.200% due 10/15/2037		400	410
7.250% due 08/15/2038		8,100	9,232
7.625% due 01/15/2039		10,200	11,930
Transocean, Inc.
6.800% due 03/15/2038		1,300	1,394
Union Pacific Corp.
6.150% due 05/01/2037		400	370
United Technologies Corp.
6.125% due 07/15/2038		3,500	3,807
UnitedHealth Group, Inc.
6.625% due 11/15/2037		7,800	7,006
6.875% due 02/15/2038		1,800	1,669
UST, Inc.
5.750% due 03/01/2018		600	548
Vale Overseas Ltd.
6.875% due 11/21/2036		110	105
Valero Energy Corp.
7.500% due 04/15/2032		1,350	1,294
Viacom, Inc.
6.875% due 04/30/2036		750	692
Wal-Mart Stores, Inc.
6.200% due 04/15/2038		2,100	2,261
6.500% due 08/15/2037		11,000	12,317
XTO Energy, Inc.
6.100% due 04/01/2036		1,520	1,476
6.375% due 06/15/2038		800	819
6.750% due 08/01/2037		5,350	5,596
Yum! Brands, Inc.
6.875% due 11/15/2037		100	101

			354,456

UTILITIES 13.8%
AEP Texas Central Co.
6.650% due 02/15/2033		1,800	1,749
Alabama Power Co.
6.125% due 05/15/2038		5,400	5,806
Appalachian Power Co.
6.700% due 08/15/2037		2,510	2,511
AT&T Corp.
8.000% due 11/15/2031		35,270	40,785
AT&T, Inc.
6.300% due 01/15/2038		13,600	13,170
6.400% due 05/15/2038		600	589
6.500% due 09/01/2037		450	447
BellSouth Corp.
6.550% due 06/15/2034		365	359
British Telecommunications PLC
9.625% due 12/15/2030		730	811
Carolina Power & Light Co.
6.300% due 04/01/2038		800	880
Columbus Southern Power Co.
5.850% due 10/01/2035		100	91
6.600% due 03/01/2033		65	65
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038		13,890	15,626
Deutsche Telekom International Finance BV
8.750% due 06/15/2030		27,627	32,401
9.250% due 06/01/2032		3,700	4,546
Duke Energy Carolinas LLC
6.000% due 01/15/2038		4,500	4,744
6.050% due 04/15/2038		2,000	2,123
6.450% due 10/15/2032		3,080	3,335
Duke Energy Indiana, Inc.
6.450% due 04/01/2039		700	786
Duke Energy Ohio, Inc.
5.400% due 06/15/2033		110	91
EDF S.A.
5.500% due 01/26/2014		100	108
6.500% due 01/26/2019		100	110
6.950% due 01/26/2039		11,520	12,977
Embarq Corp.
7.082% due 06/01/2016		5,000	4,889
Enel Finance International S.A.
6.800% due 09/15/2037		1,500	1,560
Entergy Gulf States, Inc.
1.068% due 12/01/2009		60	60
Exelon Generation Co. LLC
6.200% due 10/01/2017		600	598
FirstEnergy Corp.
7.375% due 11/15/2031		2,350	2,222
Florida Power & Light Co.
5.625% due 04/01/2034		100	102
5.850% due 02/01/2033		60	63
5.950% due 02/01/2038		200	214
5.960% due 04/01/2039		5,000	5,376
Florida Power Corp.
6.350% due 09/15/2037		200	221
6.400% due 06/15/2038		1,300	1,449
France Telecom S.A.
8.500% due 03/01/2031		10,475	13,479
Georgia Power Co.
5.950% due 02/01/2039		3,000	3,153
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036		1,330	1,318
6.500% due 09/15/2037		7,200	7,489
NGPL PipeCo. LLC
7.119% due 12/15/2017		200	210
7.768% due 12/15/2037		12,100	13,246
Ohio Power Co.
6.000% due 06/01/2016		20	20
6.600% due 02/15/2033		30	30
Oncor Electric Delivery Co.
7.000% due 09/01/2022		3,450	3,649
Pacific Gas & Electric Co.
5.800% due 03/01/2037		1,000	1,007
6.050% due 03/01/2034		10,770	11,198
6.250% due 03/01/2039		4,100	4,392
6.350% due 02/15/2038		12,900	13,987
Pacificorp
5.750% due 04/01/2037		60	61
6.000% due 01/15/2039		2,040	2,143
6.100% due 08/01/2036		60	64
6.250% due 10/15/2037		105	115
Progress Energy, Inc.
7.750% due 03/01/2031		4,500	5,297
PSEG Power LLC
8.625% due 04/15/2031		300	354
Public Service Co. of Colorado
6.250% due 09/01/2037		235	258
6.500% due 08/01/2038		5,200	5,912
Public Service Electric & Gas Co.
5.800% due 05/01/2037		145	150
Qwest Corp.
7.500% due 06/15/2023		100	80
7.625% due 06/15/2015		100	94
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		850	716
Sierra Pacific Power Co.
6.750% due 07/01/2037		3,600	3,717
Southern California Edison Co.
5.550% due 01/15/2037		400	401
5.625% due 02/01/2036		2,000	2,027
5.950% due 02/01/2038		7,710	8,177
6.000% due 01/15/2034		3,800	4,040
6.050% due 03/15/2039		2,900	3,120
Sprint Capital Corp.
8.750% due 03/15/2032		1,900	1,539
Telecom Italia Capital S.A.
7.200% due 07/18/2036		2,880	2,798
7.721% due 06/04/2038		2,200	2,245
Telefonica Emisiones SAU
7.045% due 06/20/2036		7,100	7,885
Telefonica Europe BV
8.250% due 09/15/2030		245	304
Verizon Communications, Inc.
5.850% due 09/15/2035		3,062	2,854
6.900% due 04/15/2038		15,900	16,623
7.350% due 04/01/2039		8,300	9,064
8.950% due 03/01/2039		6,400	8,099
Verizon Global Funding Corp.
7.750% due 12/01/2030		500	559
Virginia Electric and Power Co.
6.000% due 01/15/2036		20	21
6.000% due 05/15/2037		5,100	5,278
6.350% due 11/30/2037		3,600	3,876
8.875% due 11/15/2038		12,750	17,125
Vodafone Group PLC
6.150% due 02/27/2037		11,910	11,744

			360,782

Total Corporate Bonds & Notes (Cost $1,174,806)			1,204,001

MUNICIPAL BONDS & NOTES 2.0%
Anaheim, California Public Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
4.750% due 02/01/2039		2,700	2,346
Austin Trust Various States Revenue Bonds, (FSA Insured), Series 2008
7.578% due 10/01/2041		1,050	880
Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2017		500	554
California State Educational Facilities Authority Revenue Bonds, Series 2007
4.750% due 10/01/2037		2,900	2,673
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037		300	252
California State General Obligation Bonds, Series 2008
5.125% due 08/01/2036		3,900	3,368
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040		600	642
Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2006
5.000% due 09/01/2036		2,400	2,358
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032		1,100	1,107
Dallas, Texas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2036		2,500	2,492
Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2009
6.249% due 12/01/2034		6,600	6,672
Detroit, Michigan Revenue Bonds, (FSA Insured), Series 2006
5.000% due 07/01/2029		250	241
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2038		300	251
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		200	120
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034		150	101
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2023		100	95
4.500% due 07/01/2024		1,300	1,229
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040		8,600	10,024
New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.847% due 06/15/2031		2,000	2,111
New York State Urban Development Corp. Revenue Bonds, Series 2008
5.000% due 12/15/2027		1,000	1,023
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		400	226
Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, Series 2008
5.000% due 07/01/2038		2,300	2,310
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		800	41
San Francisco, California City & County Airports Commission Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 05/01/2032		1,600	1,391
Texas State General Obligation Bonds, Series 2007
5.000% due 04/01/2037		800	799
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037		100	95
Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
9.798% due 02/15/2031		1,300	1,464
Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.813% due 02/01/2027		1,000	1,096
9.902% due 10/01/2031		2,400	2,663
University of California Revenue Bonds, (FSA-CR/FGIC Insured), Series 2007
5.000% due 05/15/2041		800	754
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		2,400	1,613
Wisconsin State Public Power, Inc. Revenue Bonds, (FSA Insured), Series 2008
5.000% due 07/01/2037		2,590	2,533

Total Municipal Bonds & Notes (Cost $49,620)			53,524

U.S. GOVERNMENT AGENCIES 36.7%
Fannie Mae
0.000% due 06/01/2017 - 03/23/2028		57,600	40,338
0.374% due 07/25/2037		236	209
0.444% due 03/25/2036		77	67
0.514% due 10/27/2037		2,400	2,186
0.714% due 09/25/2032		199	189
0.814% due 02/25/2032		18	18
2.638% due 06/01/2043		585	584
3.992% due 12/01/2033		126	128
4.000% due 02/25/2019		100	99
4.300% due 08/18/2010		10	10
4.500% due 04/01/2019 - 07/01/2039		2,071	2,090
4.600% due 06/05/2018		5,900	6,055
4.631% due 05/25/2035		4,185	4,181
4.875% due 12/15/2016		11,800	12,777
4.885% due 09/01/2035		166	170
5.000% due 02/13/2017 - 07/01/2039		24,621	25,659
5.000% due 11/01/2033 (g)		64,104	65,668
5.346% due 11/01/2035		389	407
5.500% due 06/01/2023 - 07/01/2039		213,982	221,159
5.500% due 11/01/2036 (i)		2,842	2,939
5.625% due 04/17/2028 - 07/15/2037		75,555	80,004
5.750% due 04/12/2022		4,600	4,670
5.800% due 02/09/2026		500	518
5.900% due 07/25/2042		31	32
6.000% due 10/25/2021 - 10/01/2038		24,831	26,041
6.050% due 02/25/2044		500	516
6.080% due 09/01/2028		1,800	2,044
6.210% due 08/06/2038		13,500	15,408
6.250% due 05/15/2029		16,300	19,174
6.280% due 06/15/2027		15,800	16,652
6.483% due 05/25/2032		92	91
6.625% due 11/15/2030		22,850	28,038
7.125% due 01/15/2030		29,150	37,666
7.250% due 05/15/2030		26,900	35,086
8.100% due 08/12/2019		200	260
Federal Farm Credit Bank
4.125% due 04/15/2010		15	15
4.180% due 09/22/2010		15	16
5.125% due 07/09/2029		500	488
5.410% due 04/17/2036		20,000	19,499
5.750% due 12/07/2028		20	21
Federal Home Loan Bank
3.660% due 09/30/2010		10	10
5.250% due 09/12/2014 - 08/15/2022		5,360	5,916
5.500% due 07/15/2036		5,855	5,984
5.625% due 06/11/2021		800	842
6.640% due 12/13/2016		50	60
Financing Corp.
0.000% due 02/08/2018 - 09/26/2019		72,274	48,532
Freddie Mac
0.469% due 07/15/2019 - 10/15/2020		2,095	2,053
0.549% due 02/15/2019		1,141	1,120
0.669% due 12/15/2030		177	175
0.719% due 01/15/2033		41	41
0.819% due 09/15/2030		11	11
0.888% due 02/01/2011 (g)		440	439
2.638% due 10/25/2044		115	113
2.639% due 02/25/2045		27	26
4.250% due 09/15/2024		175	176
4.500% due 03/15/2016		4,836	4,966
4.845% due 06/01/2035		416	428
4.886% due 10/01/2035		244	250
4.982% due 04/01/2035		339	350
5.000% due 12/14/2018 - 12/01/2038		14,518	14,850
5.400% due 03/17/2021 (g)		500	538
5.500% due 11/15/2023 - 09/01/2038		3,744	3,845
6.000% due 06/15/2035 - 07/01/2039		27,961	29,190
6.500% due 10/25/2043		204	217
8.250% due 06/01/2016		130	151
Ginnie Mae
5.375% due 05/20/2030		264	273
Residual Funding Strip
0.000% due 10/15/2019 - 04/15/2030		121,700	51,423
Resolution Funding Corp.
0.000% due 04/15/2028		500	197
Small Business Administration
5.290% due 12/01/2027		1,777	1,859
5.510% due 11/01/2027		460	485
7.449% due 08/01/2010		14	14
Tennessee Valley Authority
0.000% due 04/15/2042 (d)		500	464
4.500% due 04/01/2018		3,000	3,066
4.875% due 01/15/2048		4,050	3,742
5.375% due 04/01/2056		400	392
5.500% due 07/18/2017 - 06/15/2038		26,900	28,245
5.880% due 04/01/2036		21,000	22,409
7.125% due 05/01/2030		50,000	60,614

Total U.S. Government Agencies (Cost $979,585)			964,638

U.S. TREASURY OBLIGATIONS 19.8%
Treasury Inflation Protected Securities (e)
1.625% due 01/15/2015		7,258	7,222
2.000% due 01/15/2026		322	315
2.375% due 01/15/2025		8,823	9,060
2.375% due 01/15/2027		15,342	15,870
2.500% due 01/15/2029		14,312	15,184
3.625% due 04/15/2028		132	160
3.875% due 04/15/2029		1,038	1,313
U.S. Treasury Bonds
4.375% due 02/15/2038		8,000	8,071
5.375% due 02/15/2031		32,800	37,618
5.500% due 08/15/2028		10,100	11,659
6.125% due 11/15/2027		17,600	21,670
6.500% due 11/15/2026		18,800	23,902
7.125% due 02/15/2023		6,200	8,099
7.250% due 08/15/2022		14,100	18,520
7.625% due 11/15/2022		43,100	58,414
7.875% due 02/15/2021		16,500	22,401
8.000% due 11/15/2021		58,100	80,169
8.125% due 08/15/2021		15,300	21,231
8.750% due 05/15/2017		5,200	7,122
U.S. Treasury Notes
0.875% due 04/30/2011 (i)		4,805	4,793
3.750% due 11/15/2018		715	727
U.S. Treasury Strips
0.000% due 05/15/2020		41,300	26,061
0.000% due 08/15/2020		14,800	9,224
0.000% due 05/15/2021		14,300	8,498
0.000% due 11/15/2021		7,200	4,180
0.000% due 08/15/2022		18,000	10,073
0.000% due 08/15/2024		128,500	64,446
0.000% due 08/15/2026		500	228
0.000% due 02/15/2027		4,100	1,832
0.000% due 11/15/2027		46,500	20,335
0.000% due 08/15/2028		900	377
0.000% due 02/15/2029		1,600	667

Total U.S. Treasury Obligations (Cost $503,985)			519,441

MORTGAGE-BACKED SECURITIES 2.1%
American Home Mortgage Assets
2.260% due 11/25/2046		4,008	1,839
American Home Mortgage Investment Trust
4.390% due 02/25/2045		64	50
5.000% due 09/25/2035		400	305
Banc of America Commercial Mortgage, Inc.
4.877% due 07/10/2042		725	634
7.226% due 10/11/2037		94	109
Banc of America Funding Corp.
3.781% due 05/25/2035		113	96
6.102% due 01/20/2047		228	121
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033		10	10
Bear Stearns Adjustable Rate Mortgage Trust
2.264% due 03/25/2035		874	751
2.900% due 03/25/2035		1,830	1,583
3.859% due 11/25/2030		19	17
4.550% due 08/25/2035		1,579	1,395
4.740% due 10/25/2035		318	307
5.063% due 11/25/2034		179	150
5.172% due 02/25/2034		77	50
5.457% due 05/25/2047		6,537	3,815
Bear Stearns Alt-A Trust
5.490% due 09/25/2035		798	434
CC Mortgage Funding Corp.
0.444% due 05/25/2048		178	65
Chase Mortgage Finance Corp.
5.426% due 03/25/2037		2,601	1,596
Citigroup Mortgage Loan Trust, Inc.
0.379% due 01/25/2037		331	276
1.114% due 08/25/2035		567	363
4.248% due 08/25/2035		795	633
4.700% due 12/25/2035		473	382
4.748% due 08/25/2035		1,036	825
Commercial Mortgage Pass-Through Certificates
0.539% due 02/05/2019		200	144
Countrywide Alternative Loan Trust
0.465% due 05/20/2046		379	319
0.504% due 09/25/2046		4,936	1,888
0.510% due 12/20/2046		2,539	1,020
0.525% due 03/20/2046		110	45
0.594% due 02/25/2037		272	124
6.250% due 08/25/2037		502	270
Countrywide Home Loan Mortgage Pass-Through Trust
4.711% due 02/20/2035		245	195
4.786% due 11/25/2034		539	409
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039		900	633
CS First Boston Mortgage Securities Corp.
3.844% due 07/25/2033		93	82
3.936% due 05/15/2038		355	321
CW Capital Cobalt Ltd.
5.484% due 04/15/2047		500	330
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.384% due 01/25/2047		3	3
First Horizon Asset Securities, Inc.
4.742% due 12/25/2033		89	73
5.365% due 08/25/2035		149	114
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037		310	310
4.596% due 11/10/2038		1,270	1,144
GMAC Mortgage Corp. Loan Trust
4.765% due 06/25/2034		96	52
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		4,789	3,830
GSR Mortgage Loan Trust
4.469% due 09/25/2035		526	443
5.241% due 11/25/2035		152	119
Harborview Mortgage Loan Trust
0.493% due 07/19/2046		5,366	2,227
0.503% due 01/19/2038		1,073	459
0.513% due 09/19/2046		1,523	654
5.234% due 07/19/2035		197	121
Indymac Index Mortgage Loan Trust
0.514% due 06/25/2047		2,312	960
4.976% due 12/25/2034		90	68
5.479% due 04/25/2037		506	230
5.752% due 04/25/2037		1,117	565
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		700	539
5.429% due 12/12/2043		600	487
5.794% due 02/12/2051		300	225
5.935% due 02/12/2049		2,900	2,201
6.007% due 06/15/2049		10	8
JPMorgan Mortgage Trust
5.012% due 02/25/2035		160	140
LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031		10	9
5.020% due 08/15/2029		1,140	965
5.866% due 09/15/2045		100	77
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.399% due 09/15/2021		22	19
MASTR Adjustable Rate Mortgages Trust
0.524% due 04/25/2046		1,983	813
3.469% due 11/21/2034		600	379
MASTR Asset Securitization Trust
5.500% due 11/25/2017		56	56
Merrill Lynch Countrywide Commercial Mortgage Trust
2.986% due 07/09/2009		2,400	2,162
Merrill Lynch Mortgage Investors, Inc.
0.524% due 02/25/2036		89	48
MLCC Mortgage Investors, Inc.
0.564% due 11/25/2035		36	25
1.314% due 10/25/2035		51	40
Morgan Stanley Capital I
5.332% due 12/15/2043		495	372
Prime Mortgage Trust
0.714% due 02/25/2034		29	24
Residential Accredit Loans, Inc.
6.000% due 06/25/2036		300	159
Residential Asset Securitization Trust
0.714% due 01/25/2046		686	314
Structured Adjustable Rate Mortgage Loan Trust
5.190% due 12/25/2034		99	75
5.516% due 08/25/2035		101	65
Structured Asset Mortgage Investments, Inc.
0.414% due 09/25/2047		223	208
0.524% due 04/25/2036		183	77
0.563% due 07/19/2035		206	132
0.594% due 02/25/2036		872	402
0.624% due 12/25/2035		24	11
0.643% due 10/19/2034		77	59
Structured Asset Securities Corp.
4.687% due 02/25/2032		4	4
Thornburg Mortgage Securities Trust
0.414% due 03/25/2037		219	191
0.424% due 11/25/2046		108	97
Wachovia Bank Commercial Mortgage Trust
0.399% due 06/15/2020		2,847	2,097
0.409% due 09/15/2021		731	526
5.426% due 07/15/2041		490	440
5.926% due 05/15/2043		2,500	1,978
WaMu Mortgage Pass-Through Certificates
0.604% due 10/25/2045		1,725	905
2.070% due 01/25/2047		7	3
2.100% due 04/25/2047		4,368	1,826
2.139% due 02/25/2047		1,932	779
2.740% due 08/25/2042		7	4
3.127% due 09/25/2046		67	29
3.127% due 10/25/2046		21	9
3.711% due 03/25/2034		1,134	952
5.575% due 12/25/2036		1,297	836
5.833% due 02/25/2037		2,137	1,340
Washington Mutual Alternative Mortgage Pass-Through Certificates
2.310% due 05/25/2046		1,440	612
Wells Fargo Mortgage-Backed Securities Trust
4.517% due 11/25/2033		218	216
4.947% due 01/25/2035		151	127
4.950% due 03/25/2036		200	141

Total Mortgage-Backed Securities (Cost $65,326)			56,161

ASSET-BACKED SECURITIES 3.5%
ACE Securities Corp.
0.364% due 12/25/2036		1,907	1,400
0.394% due 10/25/2036		11	11
Amortizing Residential Collateral Trust
0.604% due 07/25/2032		1	1
Asset-Backed Securities Corp. Home Equity
0.364% due 12/25/2036		2	2
0.589% due 09/25/2034		16	10
BA Credit Card Trust
0.329% due 02/15/2013		5,100	5,035
0.519% due 01/15/2013		1,100	1,090
0.899% due 04/15/2013		2,000	1,985
Bear Stearns Asset-Backed Securities Trust
4.939% due 10/25/2036		114	64
5.062% due 07/25/2036		371	193
Capital Auto Receivables Asset Trust
0.379% due 05/15/2011		147	146
1.769% due 10/15/2012		1,300	1,291
Chase Issuance Trust
0.339% due 03/15/2013		5,600	5,505
0.769% due 01/15/2012		2,100	2,099
0.969% due 11/15/2011		3,300	3,303
2.129% due 09/15/2015		6,600	6,603
Citigroup Mortgage Loan Trust, Inc.
0.374% due 07/25/2045		60	42
Countrywide Asset-Backed Certificates
0.364% due 05/25/2037		1,928	1,845
0.364% due 06/25/2047		2,700	2,506
0.374% due 03/25/2037		23	23
0.384% due 06/25/2047		2,222	2,060
0.394% due 06/25/2037		3,951	3,654
0.424% due 10/25/2046		2,765	2,603
0.494% due 09/25/2036		598	424
0.794% due 12/25/2031		16	7
Credit-Based Asset Servicing & Securitization LLC
0.384% due 01/25/2037		79	38
0.434% due 07/25/2037		160	118
First Franklin Mortgage Loan Asset-Backed Certificates
0.354% due 09/25/2036		24	23
0.364% due 03/25/2037		47	43
First NLC Trust
0.384% due 08/25/2037		57	36
Ford Credit Auto Owner Trust
1.219% due 01/15/2011		2,766	2,768
Fremont Home Loan Trust
0.424% due 02/25/2036		309	286
GE-WMC Mortgage Securities LLC
0.354% due 08/25/2036		11	8
GSAMP Trust
0.384% due 09/25/2036		16	15
0.384% due 12/25/2036		39	21
HFC Home Equity Loan Asset-Backed Certificates
0.585% due 01/20/2035		151	94
HSI Asset Securitization Corp. Trust
0.364% due 12/25/2036		566	343
0.374% due 05/25/2037		123	87
Indymac Residential Asset-Backed Trust
0.394% due 07/25/2037		66	60
JPMorgan Mortgage Acquisition Corp.
0.364% due 08/25/2036		8	8
Lehman ABS Mortgage Loan Trust
0.404% due 06/25/2037		51	33
Long Beach Mortgage Loan Trust
0.594% due 10/25/2034		5	3
MASTR Asset-Backed Securities Trust
0.354% due 08/25/2036		14	14
0.394% due 05/25/2037		73	59
Merrill Lynch First Franklin Mortgage Loan Trust
0.374% due 07/25/2037		123	97
Merrill Lynch Mortgage Investors, Inc.
0.384% due 08/25/2036		467	465
Mesa Trust Asset-Backed Certificates
0.714% due 12/25/2031		96	79
Morgan Stanley ABS Capital I
0.374% due 05/25/2037		137	110
Nelnet Student Loan Trust
1.622% due 04/27/2015		1,385	1,385
New Century Home Equity Loan Trust
0.684% due 08/25/2034		16	8
Park Place Securities, Inc.
0.626% due 10/25/2034		176	131
Residential Asset Mortgage Products, Inc.
0.394% due 10/25/2036		25	24
Residential Asset Securities Corp.
0.384% due 02/25/2037		158	145
0.424% due 04/25/2037		329	286
Saxon Asset Securities Trust
0.374% due 10/25/2046		1,434	1,380
Securitized Asset-Backed Receivables LLC Trust
0.444% due 05/25/2037		198	124
SLC Student Loan Trust
0.863% due 02/15/2015		247	246
SLM Student Loan Trust
1.072% due 04/25/2014		85	85
1.082% due 10/27/2014		114	113
1.082% due 10/25/2016		27	27
1.082% due 07/25/2017		59	59
1.082% due 10/25/2018		100	99
1.092% due 04/25/2017		1,557	1,553
1.592% due 10/25/2017		5,500	5,372
2.592% due 04/25/2023		32,413	33,100
Soundview Home Equity Loan Trust
0.394% due 01/25/2037		72	70
0.394% due 06/25/2037		95	76
Wells Fargo Home Equity Trust
0.414% due 03/25/2037		185	176

Total Asset-Backed Securities (Cost $90,115)			91,169

SOVEREIGN ISSUES 1.1%
Albania Government International Bond
0.000% due 08/31/2025		4,800	1,823
Asian Development Bank
5.820% due 06/16/2028		500	547
Colombia Government International Bond
7.375% due 09/18/2037		720	738
Israel Government AID Bond
5.500% due 09/18/2023		200	214
5.500% due 09/18/2033		23,297	24,264
Korea Development Bank
1.317% due 04/03/2010		800	783
Mexico Government International Bond
6.050% due 01/11/2040		225	206

Total Sovereign Issues (Cost $29,071)			28,575

FOREIGN CURRENCY-DENOMINATED ISSUES 0.8%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	13,000	6,568
12.500% due 01/05/2016		2,000	1,138
Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	1,100	950
General Electric Capital Corp.
5.500% due 09/15/2066		100	99
Goldman Sachs Group, Inc.
7.250% due 04/10/2028		2,000	3,520
HSBC Holdings PLC
6.375% due 10/18/2022		2,300	3,734
Lloyds TSB Group PLC
6.367% due 07/19/2049		50	28
Merrill Lynch & Co., Inc.
7.750% due 04/30/2018		1,900	3,118
SMFG Preferred Capital USD 1 Ltd.
6.164% due 01/29/2049		800	894

Total Foreign Currency-Denominated Issues (Cost $18,769)			20,049

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%
American International Group, Inc.
8.500% due 08/01/2011		74,450	709
Wells Fargo & Co.
7.500% due 12/31/2049		3,500	2,747

Total Convertible Preferred Stocks (Cost $6,424)			3,456

PREFERRED STOCKS 0.0%
DG Funding Trust
1.343% due 12/31/2049		46	398

Total Preferred Stocks (Cost $465)			398

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.0%
CERTIFICATES OF DEPOSIT 0.4%
Bank of Ireland
0.351% due 02/26/2010		$500	491
Sao Paolo IMI NY
1.272% due 06/09/2010		11,000	10,999

			11,490

REPURCHASE AGREEMENTS 0.1%
Barclays Capital, Inc.
0.020% due 07/01/2009		2,000	2,000

(Dated 06/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2016 valued at $2,069. Repurchase proceeds are $2,000.)
U.S. TREASURY BILLS 0.0%
3.491% due 07/02/2009 - 09/03/2009 (c)(g)(i)		1,089	1,089

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (f) 0.5%
		1,245,378	12,465

Total Short-Term Instruments (Cost $27,048)			27,044

Total Investments 113.0% (Cost $2,946,166)			$2,969,371
Written Options (k) (0.0%) (Premiums $462)			(283)
Other Assets and Liabilities (Net) (13.0%)			(342,220)

Net Assets 100.0%			$2,626,868

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) When-Issued security.

(c) Coupon represents a weighted average rate.

(d) Security becomes interest bearing at a future date.

(e) Principal amount of security is adjusted for inflation.

(f) Affiliated to the Fund.

(g) Securities with an aggregate market value of $1,819 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(h) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $132,360 at a weighted average interest rate of 0.258%. On June 30, 2009, there were no open reverse repurchase agreements.

(i) Securities with an aggregate market value of $6,797 and cash of $59 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	367	$229
90-Day Euribor September Futures	Long	09/2010	399	361
90-Day Eurodollar December Futures	Long	12/2009	214	1,327
90-Day Eurodollar December Futures	Long	12/2010	680	(263)
90-Day Eurodollar June Futures	Long	06/2010	420	1,306
90-Day Eurodollar March Futures	Long	03/2010	1,288	2,049
90-Day Eurodollar September Futures	Long	09/2009	16	114
90-Day Eurodollar September Futures	Long	09/2010	404	1,024
U.S. Treasury 30-Year Bond September Futures	Long	09/2009	188	1,019

				$7,166

(j) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	3.944%	$10	$0	$0	$0
General Electric Capital Corp.	JPM	5.000%	06/20/2010	3.783%	500	6	(18)	24

						$6	$(18)	$24

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	5.000%	12/19/2028	RBS	CAD	18,100	$(747)	$(145)	$(602)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$33,100	526	459	67
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	CSFB		108,100	1,716	1,579	137
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	DUB		12,400	196	180	16
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	RBS		82,900	1,316	1,114	202
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		107,000	2,755	2,450	305
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	CSFB		400,000	10,299	9,021	1,278
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	DUB		90,000	2,317	1,894	423
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	MSC		32,000	824	682	142
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	RBS		171,000	4,402	3,945	457
Pay	3-Month USD-LIBOR	3.000%	06/16/2011	RBS		292,600	2,533	3,514	(981)
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	BOA		1,300	3	(28)	31
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC		87,300	164	(1,634)	1,798
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	BCLY	GBP	39,600	2,093	(175)	2,268
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	GSC		28,900	1,527	(123)	1,650
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	RBS		52,900	2,795	(235)	3,030

							$32,719	$22,498	$10,221

(k) Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar September Futures	$98.500	09/14/2009	126	$39	$6
Put - CME 90-Day Eurodollar September Futures	98.625	09/14/2009	31	5	1

				$44	$7

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	$3,000	$9	$6
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	2.950%	08/21/2009	5,000	36	29
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	5,000	25	26
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	12,700	44	26
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	34,000	304	189

							$418	$276

(l) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.500%	07/01/2039	$1,500	$1,464	$1,499
Fannie Mae	5.000%	07/01/2039	78,000	78,998	79,377
Freddie Mac	5.500%	07/01/2039	2,800	2,880	2,890

				$83,342	$83,766

(m) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	HSBC	7,982	08/2009	$0	$(408)	$(408)
Sell	CAD	JPM	70	08/2009	4	0	4
Buy	CNY	BCLY	10	07/2009	0	0	0
Sell		BCLY	17,081	07/2009	0	(1)	(1)
Buy		DUB	23,720	07/2009	0	(147)	(147)
Sell		DUB	22,415	07/2009	5	(1)	4
Buy		HSBC	15,735	07/2009	0	(106)	(106)
Buy		JPM	30	07/2009	0	0	0
Buy		BCLY	9,143	09/2009	0	0	0
Buy		DUB	7,801	09/2009	1	0	1
Buy		BCLY	7,935	03/2010	0	(2)	(2)
Buy		BOA	24	03/2010	0	0	0
Buy		CITI	19	03/2010	0	0	0
Buy		DUB	14,510	03/2010	0	(12)	(12)
Buy		HSBC	18	03/2010	0	0	0
Sell	EUR	BCLY	2,470	07/2009	0	(19)	(19)
Sell	GBP	CITI	13,285	07/2009	0	(1,302)	(1,302)
Buy		MSC	13,139	07/2009	0	(90)	(90)
Buy		RBS	146	07/2009	11	0	11
Sell		MSC	13,139	08/2009	90	0	90
Buy	MXN	CITI	20,138	11/2009	147	0	147
Buy	MYR	BCLY	3,771	08/2009	17	0	17
Buy		CITI	667	08/2009	7	0	7
Buy		HSBC	770	08/2009	9	0	9
Buy	PHP	BCLY	6,827	08/2009	0	0	0
Buy		CITI	33,525	08/2009	1	(3)	(2)
Buy		DUB	2,896	08/2009	0	0	0
Buy	SGD	CITI	1,675	07/2009	35	0	35
Buy		DUB	1,500	07/2009	48	0	48
Buy		HSBC	333	07/2009	0	0	0
Buy		JPM	736	07/2009	19	0	19

					$394	$(2,091)	$(1,697)

(n) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$1,199,127	$4,874	$1,204,001
U.S. Government Agencies	0	964,638	0	964,638
U.S. Treasury Obligations	0	519,441	0	519,441
Other Investments++	15,922	263,547	1,822	281,291

Investments, at value	$15,922	$2,946,753	$6,696	$2,969,371

Short Sales, at value	$0	$(83,766)	$0	$(83,766)

Financial Derivative Instruments+++	$7,166	$8,265	$0	$15,431

Total	$23,088	$2,871,252	$6,696	$2,901,036

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$0	$4,572	$0	$0	$302	$0	$4,874
Other Investments++	0	1,747	0	0	75	0	1,822

Investments, at value	$0	$6,319	$0	$0	$377	$0	$6,696

Financial Derivative Instruments+++	$0	$0	$0	$0	$0	$0	$0

Total	$0	$6,319	$0	$0	$377	$0	$6,696

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Long-Term U.S. Credit Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 87.8%
BANKING & FINANCE 24.3%
ABX Financing Co.
6.350% due 10/15/2036		$300	$300
American Express Co.
8.150% due 03/19/2038		4,912	5,201
American International Group, Inc.
5.850% due 01/16/2018		380	201
6.250% due 05/01/2036		130	56
Bank of America Corp.
5.750% due 12/01/2017		500	446
7.625% due 06/01/2019		6,300	6,339
Bear Stearns Cos. LLC
7.250% due 02/01/2018		1,800	1,900
BNP Paribas
5.186% due 06/29/2049		300	195
Canadian Oil Sands Ltd.
7.750% due 05/15/2019		5,600	5,735
Citigroup, Inc.
5.875% due 05/29/2037		240	188
6.125% due 11/21/2017		2,400	2,108
6.875% due 03/05/2038		8,720	7,715
8.500% due 05/22/2019		1,000	1,019
General Electric Capital Corp.
5.875% due 01/14/2038		15,800	12,527
6.150% due 08/07/2037		334	276
6.750% due 03/15/2032		260	234
6.875% due 01/10/2039		4,645	4,188
Goldman Sachs Group, Inc.
6.125% due 02/15/2033		1,900	1,777
6.750% due 10/01/2037		700	623
7.500% due 02/15/2019		14,700	15,767
HBOS PLC
6.000% due 11/01/2033		400	239
6.750% due 05/21/2018		4,660	3,523
HSBC Bank USA N.A.
5.875% due 11/01/2034		250	232
7.000% due 01/15/2039		6,250	6,619
HSBC Holdings PLC
6.500% due 09/15/2037		800	775
JPMorgan Chase & Co.
6.400% due 05/15/2038		7,800	7,835
7.900% due 04/29/2049		200	176
JPMorgan Chase Capital XVIII
6.950% due 08/17/2036		200	169
JPMorgan Chase Capital XX
6.550% due 09/15/2066		1,200	956
JPMorgan Chase Capital XXV
6.800% due 10/01/2037		720	620
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		9,250	8,575
6.875% due 11/15/2018		1,146	1,060
MetLife, Inc.
7.717% due 02/15/2019		480	514
Metropolitan Life Global Funding I
5.125% due 06/10/2014		2,200	2,186
Morgan Stanley
6.625% due 04/01/2018		5,350	5,342
7.300% due 05/13/2019		2,800	2,909
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		1,950	2,195
Rabobank Nederland NV
11.000% due 12/29/2049		2,500	2,788
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		2,520	1,868
Wachovia Bank N.A.
5.850% due 02/01/2037		351	310
6.600% due 01/15/2038		7,025	6,861
Wachovia Corp.
5.750% due 02/01/2018		3,200	3,148
Wells Fargo Capital X
5.950% due 12/15/2036		700	520

			126,215

INDUSTRIALS 36.3%
Abbott Laboratories
6.150% due 11/30/2037		107	117
Altria Group, Inc.
9.950% due 11/10/2038		5,008	5,790
10.200% due 02/06/2039		3,700	4,379
Amgen, Inc.
6.375% due 06/01/2037		1,189	1,268
6.400% due 02/01/2039		2,600	2,771
Anadarko Petroleum Corp.
7.000% due 11/15/2027		600	527
7.950% due 06/15/2039		6,300	6,562
Anglo American Capital PLC
9.375% due 04/08/2019		2,400	2,596
Archer-Daniels-Midland Co.
6.450% due 01/15/2038		447	486
AstraZeneca PLC
6.450% due 09/15/2037		3,353	3,726
Barrick Gold Corp.
5.800% due 11/15/2034		100	93
Barrick North America Finance LLC
7.500% due 09/15/2038		1,800	2,100
Bunge Ltd. Finance Corp.
8.500% due 06/15/2019		1,000	1,047
Burlington Northern Santa Fe Corp.
6.150% due 05/01/2037		1,100	1,101
6.200% due 08/15/2036		101	103
6.530% due 07/15/2037		4,500	4,730
8.125% due 04/15/2020		1,000	1,125
Canadian National Railway Co.
6.375% due 11/15/2037		1,078	1,183
6.900% due 07/15/2028		1,600	1,782
7.375% due 10/15/2031		126	148
Canadian Natural Resources Ltd.
5.700% due 05/15/2017		2,000	2,025
6.450% due 06/30/2033		100	101
6.500% due 02/15/2037		2,250	2,251
6.750% due 02/01/2039		1,200	1,256
Caterpillar, Inc.
8.250% due 12/15/2038		90	112
Cisco Systems, Inc.
5.900% due 02/15/2039		2,500	2,467
Comcast Corp.
6.400% due 05/15/2038		2,900	2,845
6.550% due 07/01/2039		1,600	1,601
6.950% due 08/15/2037		2,500	2,612
ConocoPhillips
5.900% due 05/15/2038		89	89
6.500% due 02/01/2039		4,652	4,962
Devon Energy Corp.
7.950% due 04/15/2032		3,675	4,390
El Paso Corp.
7.420% due 02/15/2037		1,000	774
El Paso Natural Gas Co.
8.375% due 06/15/2032		2,400	2,620
EnCana Corp.
6.500% due 02/01/2038		3,550	3,645
6.625% due 08/15/2037		925	960
Energy Transfer Partners LP
7.500% due 07/01/2038		5,150	5,418
Enterprise Products Operating LLC
6.875% due 03/01/2033		500	514
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019		1,000	1,101
Gazprom International S.A.
7.201% due 02/01/2020		3,755	3,596
GlaxoSmithKline Capital, Inc.
5.375% due 04/15/2034		100	95
6.375% due 05/15/2038		4,800	5,230
International Business Machines Corp.
8.000% due 10/15/2038		2,665	3,456
Kimberly-Clark Corp.
6.625% due 08/01/2037		100	114
Kinder Morgan Energy Partners LP
6.500% due 02/01/2037		200	183
6.950% due 01/15/2038		8,300	8,055
7.400% due 03/15/2031		100	98
Magellan Midstream Partners LP
6.550% due 07/15/2019		3,000	3,085
McDonald’s Corp.
5.700% due 02/01/2039		935	928
6.300% due 10/15/2037		189	204
6.300% due 03/01/2038		250	271
Merck & Co., Inc.
5.850% due 06/30/2039		4,300	4,427
Monsanto Co.
5.875% due 04/15/2038		76	78
Newmont Mining Corp.
5.875% due 04/01/2035		3,000	2,807
News America, Inc.
6.650% due 11/15/2037		350	315
Nokia Corp.
6.625% due 05/15/2039		1,600	1,693
Norfolk Southern Corp.
7.050% due 05/01/2037		600	663
7.250% due 02/15/2031		256	280
Norfolk Southern Railway Co.
9.750% due 06/15/2020		2,000	2,663
Nucor Corp.
6.400% due 12/01/2037		499	514
ONEOK Partners LP
6.850% due 10/15/2037		1,200	1,143
Oracle Corp.
6.125% due 07/08/2039 (a)		1,000	993
6.500% due 04/15/2038		1,700	1,814
Pemex Project Funding Master Trust
6.625% due 06/15/2035		4,000	3,634
Pfizer, Inc.
7.200% due 03/15/2039		6,162	7,332
Philip Morris International, Inc.
6.375% due 05/16/2038		509	543
Plains All American Pipeline LP
6.650% due 01/15/2037		400	372
President and Fellows of Harvard College
6.500% due 01/15/2039		100	113
Rio Tinto Finance USA Ltd.
7.125% due 07/15/2028		412	394
Roche Holdings, Inc.
7.000% due 03/01/2039		2,200	2,556
Rogers Communications, Inc.
7.500% due 08/15/2038		200	222
Shell International Finance BV
6.375% due 12/15/2038		3,300	3,603
Siemens Financieringsmaatschappij NV
6.125% due 08/17/2026		200	204
Suncor Energy, Inc.
6.850% due 06/01/2039		1,700	1,675
Target Corp.
6.500% due 10/15/2037		1,170	1,186
7.000% due 01/15/2038		2,800	2,990
Tennessee Gas Pipeline Co.
7.625% due 04/01/2037		1,400	1,424
8.000% due 02/01/2016		100	105
Time Warner Cable, Inc.
6.550% due 05/01/2037		2,200	2,114
6.750% due 06/15/2039		2,000	1,951
7.300% due 07/01/2038		1,225	1,279
Time Warner, Inc.
6.500% due 11/15/2036		500	439
TransCanada Pipelines Ltd.
6.200% due 10/15/2037		552	566
7.250% due 08/15/2038		1,641	1,870
7.625% due 01/15/2039		2,700	3,158
Transocean, Inc.
6.800% due 03/15/2038		5,100	5,467
United Parcel Service, Inc.
6.200% due 01/15/2038		516	566
Vale Overseas Ltd.
6.875% due 11/21/2036		8,300	7,915
Veolia Environnement
6.750% due 06/01/2038		200	208
Wal-Mart Stores, Inc.
6.200% due 04/15/2038		3,900	4,200
6.500% due 08/15/2037		2,740	3,068
Williams Cos., Inc.
8.750% due 03/15/2032		200	201
XTO Energy, Inc.
6.375% due 06/15/2038		900	922
6.500% due 12/15/2018		2,000	2,149
6.750% due 08/01/2037		1,675	1,752

			188,260

UTILITIES 27.2%
Alabama Power Co.
6.000% due 03/01/2039		200	212
Appalachian Power Co.
6.375% due 04/01/2036		500	480
7.950% due 01/15/2020		3,000	3,465
AT&T Corp.
8.000% due 11/15/2031		14,500	16,767
AT&T, Inc.
5.800% due 02/15/2019		2,425	2,466
6.300% due 01/15/2038		40	39
6.400% due 05/15/2038		700	687
6.500% due 09/01/2037		618	614
6.550% due 02/15/2039		1,400	1,401
British Telecommunications PLC
9.625% due 12/15/2030		2,000	2,221
Columbus Southern Power Co.
5.850% due 10/01/2035		512	465
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038		3,071	3,455
Consumers Energy Co.
5.650% due 04/15/2020		1,300	1,311
Deutsche Telekom International Finance BV
8.750% due 06/15/2030		8,475	9,940
Duke Energy Carolinas LLC
6.000% due 01/15/2038		32	34
6.050% due 04/15/2038		1,500	1,592
6.100% due 06/01/2037		70	74
Duke Energy Indiana, Inc.
6.450% due 04/01/2039		3,900	4,379
EDF S.A.
6.950% due 01/26/2039		2,645	2,980
Enel Finance International S.A.
6.800% due 09/15/2037		1,700	1,768
Entergy Arkansas, Inc.
5.660% due 02/01/2025		600	537
Entergy Gulf States, Inc.
6.180% due 03/01/2035		400	356
Florida Power & Light Co.
5.400% due 09/01/2035		283	281
5.850% due 02/01/2033		65	69
5.850% due 05/01/2037		1,800	1,903
5.950% due 10/01/2033		20	21
5.950% due 02/01/2038		200	215
5.960% due 04/01/2039		100	108
France Telecom S.A.
8.500% due 03/01/2031		3,900	5,018
Georgia Power Co.
5.950% due 02/01/2039		3,350	3,520
Jersey Central Power & Light Co.
6.150% due 06/01/2037		250	234
MidAmerican Energy Holdings Co.
5.950% due 05/15/2037		5,000	4,837
6.125% due 04/01/2036		2,600	2,576
6.500% due 09/15/2037		100	104
NGPL PipeCo. LLC
7.119% due 12/15/2017		2,000	2,100
7.768% due 12/15/2037		2,550	2,791
Northern States Power Co.
5.250% due 07/15/2035		136	131
6.375% due 09/01/2038		200	224
Ohio Edison Co.
6.875% due 07/15/2036		1,900	1,918
8.250% due 10/15/2038		2,950	3,693
Ohio Power Co.
6.375% due 07/15/2033		800	760
Oncor Electric Delivery Co.
7.000% due 05/01/2032		2,700	2,877
7.500% due 09/01/2038		2,300	2,600
Pacific Gas & Electric Co.
6.250% due 03/01/2039		4,200	4,499
6.350% due 02/15/2038		700	759
Pacificorp
6.000% due 01/15/2039		1,800	1,891
6.250% due 10/15/2037		220	240
Progress Energy, Inc.
7.750% due 03/01/2031		200	235
PSEG Power LLC
8.625% due 04/15/2031		1,500	1,771
Public Service Co. of Colorado
6.250% due 09/01/2037		100	110
6.500% due 08/01/2038		235	267
Public Service Co. of Oklahoma
6.625% due 11/15/2037		360	348
Public Service Electric & Gas Co.
5.800% due 05/01/2037		175	181
Southern California Edison Co.
6.050% due 03/15/2039		400	430
Telecom Italia Capital S.A.
7.175% due 06/18/2019		2,103	2,135
7.721% due 06/04/2038		6,740	6,877
Telefonica Emisiones SAU
7.045% due 06/20/2036		5,000	5,553
Verizon Communications, Inc.
6.400% due 02/15/2038		900	883
6.900% due 04/15/2038		1,084	1,133
7.350% due 04/01/2039		6,016	6,570
8.950% due 03/01/2039		1,678	2,123
Virginia Electric and Power Co.
8.875% due 11/15/2038		5,600	7,521
Vodafone Group PLC
6.150% due 02/27/2037		6,750	6,656

			141,405

Total Corporate Bonds & Notes (Cost $444,106)			455,880

MUNICIPAL BONDS & NOTES 2.5%
California State General Obligation Bonds, Series 2009
7.500% due 04/01/2034		165	151
7.550% due 04/01/2039		2,065	1,882
Florida State Turnpike Authority Revenue Bonds, Series 2009
6.800% due 07/01/2039 (a)		4,000	4,038
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2009
6.875% due 12/15/2039		900	916
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040		1,500	1,748
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2009
7.336% due 11/15/2039		1,400	1,652
Pennsylvania State Turnpike Commission Revenue Bonds, Series 2009
6.105% due 12/01/2039 (a)		2,250	2,276
Sacramento, California Municipal Utility District Revenue Bonds, Series 2009
6.322% due 05/15/2036		300	309

Total Municipal Bonds & Notes (Cost $12,846)			12,972

U.S. GOVERNMENT AGENCIES 2.8%
Fannie Mae
5.500% due 06/01/2038 - 07/01/2039		13,900	14,361

Total U.S. Government Agencies (Cost $14,356)			14,361

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes
0.875% due 04/30/2011 (d)		479	478
0.875% due 05/31/2011 (d)		506	504
U.S. Treasury Strips
0.000% due 02/15/2038		27	8
0.000% due 05/15/2038		630	179

Total U.S. Treasury Obligations (Cost $1,172)			1,169

SOVEREIGN ISSUES 1.6%
Brazil Government International Bond
8.250% due 01/20/2034		1,000	1,192
8.750% due 02/04/2025		1,500	1,853
Mexico Government International Bond
5.950% due 03/19/2019		5,000	5,075

Total Sovereign Issues (Cost $7,991)			8,120

FOREIGN CURRENCY-DENOMINATED ISSUES 0.5%
Barclays Bank PLC
14.000% due 11/29/2049	GBP	800	1,510
Brazil Government International Bond
10.250% due 01/10/2028	BRL	2,000	1,011

Total Foreign Currency-Denominated Issues (Cost $2,524)			2,521

SHORT-TERM INSTRUMENTS 13.9%
U.S. TREASURY BILLS 0.2%
0.106% due 07/16/2009 - 07/23/2009 (b)(d)		$1,400	1,400

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 13.7%
		7,094,758	71,011

Total Short-Term Instruments (Cost $72,411)			72,411

Total Investments 109.3% (Cost $555,406)			$567,434
Other Assets and Liabilities (Net) (9.3%)			(48,110)

Net Assets 100.0%			$519,324

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-Issued security.

(b) Coupon represents a weighted average rate.

(c) Affiliated to the Fund.

(d) Securities with an aggregate market value of $2,272 and cash of $241 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor March Futures	Long	03/2011	8	$(1)
90-Day Eurodollar December Futures	Long	12/2010	588	75
90-Day Eurodollar March Futures	Long	03/2011	407	(13)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	333	(19)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2011	200	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	765	(106)

				$(66)

(e) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
SLM Corp.	BOA	5.000%	09/20/2014	7.854%	$2,700	$(240)	$(418)	$178

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	0.000%	01/02/2012	GSC	BRL	29,100	$22	$47	$(25)
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC		$15,200	29	(247)	276
Pay	28-Day MXN TIIE	8.300%	02/07/2019	BCLY	MXN	60,000	38	9	29
Pay	28-Day MXN TIIE	8.300%	02/07/2019	BOA		1,500	0	0	0

							$89	$(191)	$280

(f) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	BCLY	2,007	08/2009	$0	$(1)	$(1)
Buy		HSBC	1,140	08/2009	6	0	6
Buy	CNY	BOA	3,418	03/2010	0	(5)	(5)
Buy	EUR	JPM	694	07/2009	4	0	4
Sell	GBP	BCLY	58	07/2009	0	0	0
Sell		GSC	129	07/2009	0	(1)	(1)
Buy		JPM	622	07/2009	5	0	5
Sell		JPM	247	07/2009	0	(3)	(3)
Sell		RBC	808	07/2009	0	(10)	(10)
Sell		JPM	1,425	08/2009	11	0	11
Sell		RBS	247	08/2009	0	0	0
Sell	MXN	BCLY	203	11/2009	0	0	0
Sell		BOA	12	11/2009	0	0	0

					$26	$(20)	$6

(g) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$455,880	$0	$455,880
Short-Term Instruments	71,011	1,400	0	72,411
Other Investments++	0	39,143	0	39,143

Investments, at value	$71,011	$496,423	$0	$567,434

Financial Derivative Instruments+++	$(66)	$464	$0	$398

Total	$70,945	$496,887	$0	$567,832

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Long-Term U.S. Government Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 11.3%
BANKING & FINANCE 8.7%
Bank of America Corp.
1.148% due 09/11/2012	$23,305	$21,412
1.399% due 10/14/2016	5,000	3,790
CIT Group, Inc.
0.974% due 08/17/2009	6,000	5,831
Countrywide Financial Corp.
6.250% due 05/15/2016	5,000	4,442
Goldman Sachs Group, Inc.
0.901% due 06/28/2010	2,300	2,288
1.187% due 02/06/2012	5,100	4,873
HSBC Finance Corp.
1.098% due 06/01/2016	3,000	2,297
1.381% due 01/15/2014	5,000	4,060
International Lease Finance Corp.
5.250% due 01/10/2013	2,900	2,195
Morgan Stanley
1.557% due 10/18/2016	9,400	7,616
1.611% due 10/15/2015	3,000	2,575
3.006% due 05/14/2010	6,900	6,882
RBS Capital Trust II
6.425% due 12/29/2049	600	289
Textron Financial Corp.
4.600% due 05/03/2010	3,000	2,865
U.S. Trade Funding Corp.
4.260% due 11/15/2014	4,699	5,018
Wachovia Bank N.A.
1.806% due 05/14/2010	1,450	1,450
Wells Fargo & Co.
0.672% due 03/23/2010	10,800	10,768
Wells Fargo Bank N.A.
4.750% due 02/09/2015	5,000	4,749

		93,400

INDUSTRIALS 2.0%
Avon Products, Inc.
5.125% due 01/15/2011	2,800	2,924
Gannett Co., Inc.
5.750% due 06/01/2011	2,200	1,697
Johnson Controls, Inc.
5.250% due 01/15/2011	4,000	4,045
Kraft Foods, Inc.
5.625% due 11/01/2011	2,000	2,126
Loews Corp.
5.250% due 03/15/2016	3,000	3,019
Omnicom Group, Inc.
5.900% due 04/15/2016	1,500	1,505
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	900	871
Wal-Mart Stores, Inc.
6.200% due 04/15/2038	5,100	5,492

		21,679

UTILITIES 0.6%
BellSouth Corp.
5.200% due 09/15/2014	6,000	6,256

Total Corporate Bonds & Notes (Cost $126,189)		121,335

MUNICIPAL BONDS & NOTES 1.6%
Anaheim, California Public Financing Authority Revenue Bonds, (MBIA Insured), Series 2007
4.750% due 02/01/2039	5,345	4,644
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	600	604
Fort Bend County, Texas General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 03/01/2031	100	98
Los Angeles, California Community College District General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 08/01/2027	2,300	2,311
5.000% due 08/01/2032	3,000	2,854
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	6,000	5,669
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,350	173
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	600	571

Total Municipal Bonds & Notes (Cost $17,872)		16,924

U.S. GOVERNMENT AGENCIES 43.9%
Fannie Mae
0.000% due 06/01/2017 - 05/15/2030	15,489	6,119
0.374% due 07/25/2037	2,277	2,020
0.518% due 03/18/2031	771	755
0.914% due 10/25/2017	183	182
1.214% due 04/25/2032	168	171
2.638% due 06/01/2043 - 03/01/2044	1,829	1,822
3.916% due 10/01/2024 (f)	69	70
4.250% due 04/25/2037	353	302
4.441% due 11/01/2023 (f)	247	251
4.500% due 10/25/2023 - 07/01/2039	8,053	8,020
4.500% due 08/01/2035 - 09/01/2035 (f)	1,977	1,979
4.558% due 07/01/2035 (f)	628	642
4.773% due 12/01/2027 (f)	72	74
4.970% due 08/01/2026	18	18
4.980% due 02/01/2028	21	21
5.000% due 03/15/2016 - 08/25/2036	9,403	9,424
5.016% due 05/01/2025	25	25
5.033% due 11/01/2034 (f)	366	377
5.125% due 10/01/2024	1	1
5.273% due 04/01/2028 (f)	92	93
5.375% due 04/11/2022	11,900	12,251
5.380% due 07/01/2033	2,358	2,295
5.500% due 09/25/2024 - 08/25/2035	9,347	9,815
5.500% due 09/01/2036 - 11/01/2037 (f)	3,346	3,459
5.625% due 04/17/2028 - 07/15/2037	4,800	5,072
5.800% due 02/09/2026	15,000	15,549
6.000% due 05/17/2027 - 04/18/2036	1,746	1,855
6.250% due 12/25/2013 - 05/15/2029	5,205	6,122
6.500% due 11/25/2023 - 07/25/2031	6,565	7,028
6.750% due 06/25/2032	6,372	6,741
6.900% due 05/25/2023	206	222
6.950% due 07/25/2020	50	54
7.000% due 06/25/2022 - 05/18/2027	4,177	4,500
7.500% due 07/01/2032	11	12
7.800% due 10/25/2022	28	31
9.000% due 08/01/2021 - 06/01/2027	70	76
Farmer Mac
7.320% due 07/25/2011	1,645	1,614
Federal Farm Credit Bank
4.375% due 06/16/2015	20,000	21,072
5.050% due 03/28/2019	1,000	1,035
5.125% due 07/09/2029	675	658
5.150% due 03/25/2020	1,000	1,032
5.750% due 12/07/2028	500	528
Federal Home Loan Bank
5.250% due 09/12/2014	16,400	18,197
5.500% due 07/15/2036	2,200	2,248
Federal Housing Administration
4.918% due 11/01/2019	7	7
6.896% due 07/01/2020	1,214	1,195
7.000% due 11/25/2019	354	349
7.430% due 10/01/2022 - 06/01/2024	690	691
Financing Corp.
0.000% due 09/26/2019	2,500	1,517
Freddie Mac
0.000% due 12/11/2025	11,600	4,818
0.549% due 02/15/2019	9,396	9,224
0.719% due 01/15/2033	456	451
0.819% due 06/15/2030 - 12/15/2032	605	602
0.869% due 06/15/2031	203	202
2.638% due 10/25/2044	7,604	7,488
2.791% due 12/01/2024 (f)	56	58
2.838% due 07/25/2044	2,067	2,047
3.200% due 09/01/2027 (f)	38	38
3.256% due 10/01/2026	25	25
3.375% due 05/01/2022	6	6
3.384% due 06/01/2022	7	7
4.271% due 01/01/2028	22	23
4.345% due 01/01/2028 (f)	161	162
4.460% due 02/01/2028 (f)	231	235
4.500% due 12/15/2019 - 07/15/2035	43,273	42,748
5.000% due 12/14/2018	25,000	23,779
5.200% due 10/25/2023	86	80
5.500% due 11/15/2023 - 06/15/2035	9,037	9,353
5.500% due 07/01/2038 (f)(g)	2,594	2,680
5.625% due 11/23/2035 (e)	19,400	19,922
6.000% due 04/15/2034 - 05/15/2036	80,002	82,751
6.250% due 09/15/2023	3,455	3,672
6.500% due 11/15/2023 - 10/25/2043	2,289	2,457
7.000% due 07/15/2022 - 01/15/2024	678	735
7.000% due 12/15/2023 (a)	10	0
Ginnie Mae
1.265% due 03/20/2031	1,026	1,026
4.125% due 12/20/2017 - 11/20/2027	294	299
4.375% due 02/20/2017 - 01/20/2028	338	345
4.500% due 03/20/2021	17	17
4.625% due 09/20/2017 (f)	161	166
4.625% due 08/20/2018 - 09/20/2026	298	306
5.000% due 09/20/2035	14,972	14,360
5.375% due 04/20/2017 - 04/20/2027	505	521
5.375% due 05/20/2030 (f)	434	447
5.500% due 05/20/2032 (f)	314	325
5.500% due 02/20/2033	1,389	1,471
6.000% due 08/20/2033	2,854	3,055
7.000% due 03/16/2029	511	531
Overseas Private Investment Corp.
4.736% due 03/15/2022	3,918	3,831
Private Export Funding Corp.
5.000% due 12/15/2016	7,200	7,844
Residual Funding Strip
0.000% due 10/15/2019 - 04/15/2030	34,000	12,462
Small Business Administration
5.240% due 08/01/2023	4,759	4,941
Tennessee Valley Authority
4.500% due 04/01/2018	7,400	7,562
4.875% due 01/15/2048	11,700	10,811
5.375% due 04/01/2056	18,000	17,645
5.500% due 07/18/2017	5,400	5,898
5.880% due 04/01/2036	2,000	2,134

Total U.S. Government Agencies (Cost $446,253)		467,151

U.S. TREASURY OBLIGATIONS 51.5%
Treasury Inflation Protected Securities (c)
1.625% due 01/15/2015	8,822	8,778
2.375% due 01/15/2025	4,298	4,414
2.375% due 01/15/2027	6,132	6,343
2.500% due 01/15/2029	7,548	8,008
U.S. Treasury Bonds
4.375% due 02/15/2038	19,000	19,169
5.250% due 11/15/2028	1,900	2,134
5.375% due 02/15/2031	17,700	20,300
5.500% due 08/15/2028	20,600	23,780
6.125% due 11/15/2027	62,000	76,338
6.500% due 11/15/2026	58,100	73,869
7.125% due 02/15/2023	5,300	6,923
8.000% due 11/15/2021	51,300	70,786
8.125% due 05/15/2021	4,000	5,538
8.125% due 08/15/2021	18,700	25,949
8.750% due 08/15/2020	23,000	32,940
U.S. Treasury Notes
0.875% due 04/30/2011 (g)	4,016	4,006
4.000% due 08/31/2009	10,000	10,066
U.S. Treasury Strips
0.000% due 08/15/2020	7,000	4,355
0.000% due 05/15/2021	13,500	8,050
0.000% due 11/15/2021	46,000	26,708
0.000% due 08/15/2022	87,100	48,743
0.000% due 11/15/2022	25,000	13,741
0.000% due 02/15/2026	14,800	7,040
0.000% due 05/15/2026	2,200	1,012
0.000% due 02/15/2027	22,600	10,098
0.000% due 11/15/2027	13,700	5,991
0.000% due 02/15/2032	22,500	8,088
0.000% due 08/15/2032	22,500	7,918
0.000% due 02/15/2033	20,400	7,032

Total U.S. Treasury Obligations (Cost $543,261)		548,117

MORTGAGE-BACKED SECURITIES 7.1%
American Home Mortgage Investment Trust
5.000% due 09/25/2035	5,200	3,964
Banc of America Funding Corp.
4.585% due 02/20/2036	7,257	5,517
Bear Stearns Adjustable Rate Mortgage Trust
2.900% due 03/25/2035	4,928	4,264
4.740% due 10/25/2035	8,079	6,194
5.088% due 02/25/2033	48	43
5.172% due 02/25/2034	814	525
5.409% due 01/25/2034	326	263
5.426% due 04/25/2033	375	347
Bear Stearns Alt-A Trust
5.490% due 09/25/2035	1,408	765
Bear Stearns Mortgage Securities, Inc.
4.276% due 06/25/2030	19	18
Countrywide Alternative Loan Trust
0.494% due 05/25/2047	1,541	579
0.524% due 05/25/2035	1,316	595
5.500% due 10/25/2033	6,824	5,466
Countrywide Home Loan Mortgage Pass-Through Trust
0.604% due 04/25/2035	441	203
0.634% due 03/25/2035	2,233	933
0.654% due 06/25/2035	1,890	1,374
6.000% due 10/25/2034	5,520	5,136
CS First Boston Mortgage Securities Corp.
3.844% due 07/25/2033	895	791
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.384% due 01/25/2047	458	416
First Horizon Asset Securities, Inc.
4.742% due 12/25/2033	836	690
First Republic Mortgage Loan Trust
0.794% due 06/25/2030	175	151
GMAC Mortgage Corp. Loan Trust
4.765% due 06/25/2034	932	506
GS Mortgage Securities Corp. II
0.408% due 03/06/2020	914	784
Harborview Mortgage Loan Trust
0.403% due 01/19/2038	454	420
0.533% due 05/19/2035	1,033	463
0.553% due 03/19/2036	1,181	499
5.234% due 07/19/2035	1,874	1,145
Impac CMB Trust
0.564% due 10/25/2035	6,352	2,765
5.749% due 09/25/2034	2,534	1,888
JPMorgan Chase Commercial Mortgage Securities Corp.
5.935% due 02/12/2049	4,508	3,421
MASTR Asset Securitization Trust
5.500% due 09/25/2033	584	556
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	5,920	3,553
Residential Accredit Loans, Inc.
0.614% due 08/25/2035	1,033	473
0.714% due 01/25/2033	146	130
0.714% due 03/25/2033	440	385
6.000% due 06/25/2036	3,981	2,108
Sequoia Mortgage Trust
0.665% due 07/20/2033	1,009	810
Structured Adjustable Rate Mortgage Loan Trust
0.534% due 05/25/2037	3,635	1,431
Structured Asset Mortgage Investments, Inc.
0.414% due 09/25/2047	223	208
0.524% due 04/25/2036	6,403	2,698
0.534% due 05/25/2036	358	142
0.733% due 10/19/2033	272	208
Structured Asset Securities Corp.
3.716% due 01/25/2032	3	3
TBW Mortgage-Backed Pass-Through Certificates
0.414% due 09/25/2036	60	60
Wachovia Bank Commercial Mortgage Trust
0.409% due 09/15/2021	797	574
WaMu Mortgage Pass-Through Certificates
0.544% due 04/25/2045	866	445
0.574% due 11/25/2045	82	40
0.604% due 10/25/2045	1,628	854
0.624% due 01/25/2045	1,659	774
0.854% due 12/25/2027	1,205	902
2.150% due 12/25/2046	1,371	591
2.340% due 02/25/2046	2,307	1,029
2.340% due 08/25/2046	6,617	2,369
2.674% due 05/25/2041	179	146
2.740% due 06/25/2042	89	65
2.740% due 08/25/2042	53	34
3.127% due 08/25/2046	860	392
Wells Fargo Mortgage-Backed Securities Trust
5.072% due 03/25/2036	5,991	4,298

Total Mortgage-Backed Securities (Cost $116,762)		75,403

ASSET-BACKED SECURITIES 2.4%
Accredited Mortgage Loan Trust
0.364% due 02/25/2037	590	543
ACE Securities Corp.
0.364% due 07/25/2036	50	49
0.394% due 10/25/2036	82	80
Amortizing Residential Collateral Trust
0.604% due 07/25/2032	23	12
Argent Securities, Inc.
0.364% due 10/25/2036	47	46
Bear Stearns Asset-Backed Securities Trust
0.814% due 11/25/2042	1,465	1,099
0.974% due 10/25/2032	235	145
Carrington Mortgage Loan Trust
0.634% due 10/25/2035	606	470
Chase Issuance Trust
0.969% due 11/15/2011	6,900	6,906
CIT Group Home Equity Loan Trust
0.584% due 06/25/2033	34	25
Countrywide Asset-Backed Certificates
0.364% due 03/25/2037	587	578
0.424% due 10/25/2046	177	167
0.474% due 02/25/2036	151	143
Credit-Based Asset Servicing & Securitization LLC
0.374% due 11/25/2036	193	158
0.404% due 12/25/2037	249	237
CS First Boston Mortgage Securities Corp.
0.564% due 01/25/2043	107	104
First Franklin Mortgage Loan Asset-Backed Certificates
0.364% due 11/25/2036	382	360
0.364% due 03/25/2037	1,117	1,036
Ford Credit Auto Owner Trust
1.739% due 06/15/2012	7,000	7,025
Fremont Home Loan Trust
0.374% due 01/25/2037	718	466
GSRPM Mortgage Loan Trust
0.434% due 03/25/2035	226	208
Home Equity Mortgage Trust
0.494% due 05/25/2036	5,777	3,003
HSI Asset Securitization Corp. Trust
0.364% due 12/25/2036	270	163
Indymac Residential Asset-Backed Trust
0.464% due 03/25/2036	241	238
LA Arena Funding LLC
7.656% due 12/15/2026	79	74
Long Beach Mortgage Loan Trust
0.374% due 10/25/2036	195	182
Residential Asset Securities Corp.
0.384% due 11/25/2036	106	104
SACO I, Inc.
0.694% due 11/25/2035	1,415	577
Soundview Home Equity Loan Trust
0.374% due 11/25/2036	488	263
Structured Asset Securities Corp.
0.364% due 10/25/2036	408	373
0.424% due 04/25/2036	69	68
Washington Mutual Asset-Backed Certificates
0.374% due 10/25/2036	790	649

Total Asset-Backed Securities (Cost $30,786)		25,551

SOVEREIGN ISSUES 2.5%
Israel Government AID Bond
0.000% due 05/15/2021	7,277	4,011
0.000% due 02/15/2023	3,193	1,592
0.000% due 05/15/2023	25,571	12,551
5.500% due 09/18/2023	5,700	6,108
5.500% due 09/18/2033	2,800	2,916

Total Sovereign Issues (Cost $28,653)		27,178

SHORT-TERM INSTRUMENTS 2.3%
REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 07/01/2009	3,333	3,333

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $3,400. Repurchase proceeds are $3,333.)
U.S. TREASURY BILLS 0.2%
0.135% due 07/02/2009 - 07/30/2009 (b)(e)	1,840	1,840

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 1.8%
	1,889,215	18,909

Total Short-Term Instruments (Cost $24,082)		24,082

PURCHASED OPTIONS (i) 0.3% (Cost $862)		3,017
Total Investments 122.9% (Cost $1,334,720)		$1,308,758
Other Assets and Liabilities (Net) (22.9%)		(244,268)

Net Assets 100.0%		$1,064,490

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Interest only security.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Affiliated to the Fund.

(e) Securities with an aggregate market value of $2,089 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(f) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $80,538 at a weighted average interest rate of 0.279%. On June 30, 2009, securities valued at $10,402 were pledged as collateral for reverse repurchase agreements.

(g) Securities with an aggregate market value of $4,610 and cash of $702 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	913	$1,034
90-Day Eurodollar June Futures	Long	06/2010	252	1,193
90-Day Eurodollar March Futures	Long	03/2010	418	350
U.S. Treasury 30-Year Bond September Futures	Long	09/2009	734	3,950

				$6,527

(h) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Avon Products, Inc.	CSFB	(0.150%)	03/20/2011	0.330%	$2,800	$8	$0	$8
Bank of America Corp.	MLP	(0.170%)	12/20/2016	2.080%	5,000	571	0	571
Countrywide Financial Corp.	JPM	(0.710%)	06/20/2016	3.263%	5,000	711	0	711
Gannett Co., Inc.	JPM	(0.330%)	06/20/2011	13.875%	2,200	496	0	496
HSBC Finance Corp.	BNP	(0.165%)	12/20/2013	4.498%	5,000	793	0	793
HSBC Finance Corp.	JPM	(0.220%)	06/20/2016	4.233%	3,000	608	0	608
International Lease Finance Corp.	GSC	(0.200%)	03/20/2013	9.304%	2,900	726	0	726
Johnson Controls, Inc.	JPM	(0.240%)	03/20/2011	2.404%	4,000	145	0	145
Kraft Foods, Inc.	RBS	(0.150%)	12/20/2011	0.528%	2,000	18	0	18
Loews Corp.	JPM	(0.280%)	03/20/2016	0.610%	3,000	60	0	60
Morgan Stanley	RBS	(0.275%)	12/20/2015	1.976%	3,000	275	0	275
Morgan Stanley	RBS	(0.320%)	12/20/2016	1.917%	4,400	423	0	423
Omnicom Group, Inc.	MSC	(0.390%)	06/20/2016	0.821%	1,500	40	0	40
Reed Elsevier Capital, Inc.	MSC	(0.280%)	06/20/2012	0.436%	900	4	0	4
Textron Financial Corp.	JPM	(0.110%)	06/20/2010	8.273%	3,000	225	0	225
Wells Fargo Bank N.A.	GSC	(0.140%)	03/20/2015	1.918%	5,000	447	0	447

						$5,550	$0	$5,550

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
California State General Obligation Notes, Series 2005	GSC	0.670%	03/20/2018	2.950%	$25,000	$(2,572)	$0	$(2,572)
General Electric Capital Corp.	BOA	0.850%	12/20/2009	3.899%	1,400	(20)	0	(20)
General Electric Capital Corp.	GSC	0.830%	12/20/2009	3.899%	600	(8)	0	(8)

						$(2,600)	$0	$(2,600)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	CSFB	$11,000	$175	$148	$27
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS	74,400	2,200	0	2,200
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY	23,800	818	(234)	1,052
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS	51,000	1,753	(151)	1,904
Pay	3-Month USD-LIBOR	3.000%	12/16/2011	CITI	6,200	110	122	(12)
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	BCLY	200	1	0	1
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	RBS	300	2	0	2
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC	2,200	4	(41)	45

						$5,063	$(156)	$5,219

(i) Purchased options outstanding on June 30, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$14,600	$156	$524
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	9,800	104	351
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	4,100	46	147
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	15,600	152	559
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	25,800	280	925
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	11,700	124	511

							$862	$3,017

(j) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.500%	07/01/2039	$3,100	$3,026	$3,092
Fannie Mae	5.500%	07/01/2039	3,100	3,186	3,200
Freddie Mac	5.500%	07/01/2039	2,500	2,568	2,580

				$8,780	$8,872

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$121,335	$0	$121,335
U.S. Government Agencies	0	459,464	7,687	467,151
U.S. Treasury Obligations	0	548,117	0	548,117
Mortgage-Backed Securities	0	75,403	0	75,403
Other Investments++	18,909	77,843	0	96,752

Investments, at value	$18,909	$1,282,162	$7,687	$1,308,758

Short Sales, at value	$0	$(8,872)	$0	$(8,872)

Financial Derivative Instruments+++	$6,527	$8,169	$0	$14,696

Total	$25,436	$1,281,459	$7,687	$1,314,582

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
U.S. Government Agencies	$7,801	$(58)	$0	$0	$(56)	$0	$7,687

Investments, at value	$7,801	$(58)	$0	$0	$(56)	$0	$7,687

Financial Derivative Instruments+++	$0	$0	$0	$0	$0	$0	$0

Total	$7,801	$(58)	$0	$0	$(56)	$0	$7,687

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Low Duration Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.4%
Daimler Finance North America LLC
4.320% due 08/03/2012		$47,160	$43,918

Total Bank Loan Obligations (Cost $45,694)			43,918

CORPORATE BONDS & NOTES 33.6%
BANKING & FINANCE 25.5%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		14,400	14,907
American Express Bank FSB
0.371% due 04/26/2010		4,100	4,050
0.375% due 10/20/2009		23,235	23,234
5.500% due 04/16/2013		20,600	20,240
American Express Credit Corp.
0.381% due 11/09/2009		32,600	32,383
American Express Travel Related Services Co., Inc.
0.520% due 06/01/2011		20,600	18,281
American International Group, Inc.
1.217% due 10/18/2011		1,500	969
4.950% due 03/20/2012		7,700	5,240
5.050% due 10/01/2015		10,000	5,403
5.375% due 10/18/2011		4,600	3,316
5.450% due 05/18/2017		10,000	5,271
5.850% due 01/16/2018		33,700	17,854
8.250% due 08/15/2018		15,400	9,075
ANZ National International Ltd.
1.014% due 08/07/2009		5,700	5,701
6.200% due 07/19/2013		17,600	18,152
BA Covered Bond Issuer
5.500% due 06/14/2012		25,000	24,611
Bank of America Corp.
1.127% due 11/06/2009		3,100	3,095
2.100% due 04/30/2012		90,100	90,315
Bank of New York Mellon Corp.
1.416% due 02/05/2010		63,300	63,408
Barclays Bank PLC
6.050% due 12/04/2017		1,200	1,042
Bear Stearns Cos. LLC
0.842% due 08/21/2009		8,800	8,807
0.974% due 05/18/2010		64,800	64,720
1.093% due 08/15/2011		800	780
4.500% due 10/28/2010		12,000	12,277
6.400% due 10/02/2017		59,100	59,299
6.950% due 08/10/2012		74,890	81,474
Calabash Re Ltd.
9.024% due 01/08/2010		4,700	4,485
11.524% due 01/08/2010		4,500	4,385
Capital One Financial Corp.
0.930% due 09/10/2009		100,770	100,407
CIT Group Funding Co. of Canada
4.650% due 07/01/2010		9,500	8,076
CIT Group, Inc.
0.974% due 08/17/2009		48,100	46,749
1.170% due 02/13/2012		14,400	8,502
Citibank N.A.
1.625% due 03/30/2011		25,400	25,612
Citigroup, Inc.
0.631% due 12/28/2009		22,100	21,890
1.004% due 05/18/2010		4,400	4,322
1.070% due 08/13/2010		150	147
2.125% due 04/30/2012		20,100	20,206
5.100% due 09/29/2011		1,500	1,470
5.125% due 02/14/2011		27,165	27,099
5.500% due 04/11/2013		48,200	45,228
5.625% due 08/27/2012		14,600	13,682
8.400% due 04/29/2049 (a)		8,700	6,536
Countrywide Home Loans, Inc.
4.125% due 09/15/2009		19,700	19,765
5.625% due 07/15/2009		100	100
Credit Agricole S.A.
0.714% due 05/28/2010		24,400	24,275
Deutsche Bank Capital Funding Trust I
3.032% due 12/29/2049		3,100	1,550
Dexia Credit Local
1.262% due 09/23/2011		28,000	27,927
DnB NOR Bank ASA
1.209% due 10/13/2009		18,900	18,783
Ford Motor Credit Co. LLC
5.700% due 01/15/2010		2,500	2,413
7.250% due 10/25/2011		900	779
7.375% due 10/28/2009		13,000	12,890
7.375% due 02/01/2011		10,600	9,600
7.875% due 06/15/2010		1,700	1,615
8.625% due 11/01/2010		1,000	940
General Electric Capital Corp.
0.609% due 12/21/2012		3,000	3,014
0.655% due 10/06/2010		1,000	982
0.924% due 05/08/2012		9,000	9,023
1.177% due 01/20/2010		35,200	34,999
1.418% due 06/20/2014		10,000	7,687
1.478% due 02/01/2011		6,300	6,102
1.800% due 03/11/2011		23,700	23,925
2.250% due 03/12/2012		100,000	100,961
3.000% due 12/09/2011		63,100	65,137
GMAC LLC
6.000% due 12/15/2011		3,500	2,940
Goldman Sachs Group, Inc.
1.059% due 03/22/2016		15,000	12,722
1.187% due 02/06/2012		20,000	19,110
1.430% due 07/23/2009		600	600
5.300% due 02/14/2012		3,000	3,107
HSBC Capital Funding LP
9.547% due 12/31/2049		20,046	18,743
HSBC Finance Capital Trust IX
5.911% due 11/30/2035		1,100	582
HSBC Finance Corp.
8.000% due 07/15/2010		12,000	12,461
ICICI Bank Ltd.
1.679% due 01/12/2010		32,200	31,564
ING Bank NV
3.900% due 03/19/2014		22,400	22,838
International Lease Finance Corp.
0.881% due 05/24/2010		8,950	8,165
JPMorgan Chase & Co.
1.282% due 01/17/2011		1,600	1,583
2.125% due 06/22/2012		13,000	13,061
2.200% due 06/15/2012		3,000	3,018
KeyBank N.A.
2.906% due 06/02/2010		42,400	41,174
Lehman Brothers Holdings, Inc.
2.911% due 08/21/2009 (a)		38,000	5,795
2.950% due 05/25/2010 (a)		1,400	214
3.053% due 11/10/2009 (a)		15,000	2,288
5.625% due 01/24/2013 (a)		5,300	828
Lloyds Banking Group PLC
5.920% due 09/29/2049		700	248
Lloyds TSB Bank PLC
2.300% due 04/01/2011		19,100	19,266
2.800% due 04/02/2012		122,000	123,518
Longpoint Re Ltd.
5.874% due 05/08/2010		8,500	8,262
Merrill Lynch & Co., Inc.
0.726% due 12/04/2009		21,000	20,962
0.867% due 06/05/2012		25,000	22,273
0.996% due 08/14/2009		23,000	23,001
1.228% due 11/01/2011		6,000	5,504
1.236% due 02/05/2010		275	272
3.188% due 05/12/2010		4,500	4,476
6.050% due 08/15/2012		8,330	8,360
Metropolitan Life Global Funding I
5.125% due 04/10/2013		41,000	41,750
Morgan Stanley
1.221% due 01/15/2010		30,900	30,655
1.357% due 01/18/2011		400	388
3.006% due 05/14/2010		29,100	29,023
3.250% due 12/01/2011		19,400	20,138
Mystic Re Ltd.
10.668% due 06/07/2011		6,400	5,959
National Australia Bank Ltd.
0.688% due 09/11/2009		23,500	23,483
1.424% due 02/08/2010		77,800	77,799
National City Bank
0.704% due 06/18/2010		1,500	1,466
National City Corp.
0.794% due 06/16/2010		3,000	2,975
Osiris Capital PLC
3.981% due 01/15/2010		11,000	10,786
Pacific Life Global Funding
5.150% due 04/15/2013		98,678	98,465
PNC Bank N.A.
1.478% due 02/01/2010		73,400	72,433
Pricoa Global Funding I
0.801% due 09/27/2013		14,770	11,405
1.139% due 01/30/2012		18,300	17,181
Principal Life Income Funding Trusts
1.043% due 11/15/2010		8,100	7,697
Residential Reinsurance 2007 Ltd.
10.918% due 06/07/2010		1,800	1,711
Royal Bank of Scotland Group PLC
1.320% due 04/08/2011		92,300	92,213
3.000% due 12/09/2011		22,400	22,886
9.118% due 03/31/2049		37,207	30,328
Scotland International Finance No. 2 BV
6.500% due 02/15/2011		9,450	8,992
SLM Corp.
1.232% due 07/27/2009		20,200	20,114
1.252% due 07/26/2010		20,000	18,158
Societe Financement de l’Economie Francaise
2.375% due 03/26/2012		13,100	13,223
Societe Generale
5.922% due 04/29/2049		2,800	1,738
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013		85,800	82,653
U.S. Bancorp
1.416% due 02/04/2010		37,820	37,840
Wachovia Corp.
0.899% due 06/15/2017		1,100	822
5.500% due 05/01/2013		32,300	33,406
Wells Fargo & Co.
1.239% due 01/12/2011		6,600	6,441
7.980% due 03/29/2049		229,100	190,432
Westpac Banking Corp.
3.250% due 12/16/2011		65,800	67,332

			2,821,994

INDUSTRIALS 5.5%
AIG SunAmerica Global Financing VI
6.300% due 05/10/2011		163,818	153,983
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		7,000	7,184
Daimler Finance North America LLC
1.466% due 08/03/2009		23,000	22,931
7.750% due 01/18/2011		3,000	3,128
Gaz Capital S.A.
7.510% due 07/31/2013		44,200	42,839
General Mills, Inc.
1.231% due 01/22/2010		17,700	17,677
General Motors Corp.
8.100% due 06/15/2024 (a)		1,100	135
Hewlett-Packard Co.
1.710% due 05/27/2011		55,000	55,737
International Business Machines Corp.
1.652% due 07/28/2011		72,500	72,983
PACCAR, Inc.
6.375% due 02/15/2012		42,800	46,316
6.875% due 02/15/2014		19,900	21,824
Roche Holdings, Inc.
2.661% due 02/25/2011		14,780	14,951
6.000% due 03/01/2019		87,100	93,044
Ryder System, Inc.
5.950% due 05/02/2011		10,380	10,362
Time Warner, Inc.
1.150% due 11/13/2009		17,400	17,360
Wal-Mart Stores, Inc.
4.250% due 04/15/2013		25,100	26,111

			606,565

UTILITIES 2.6%
AT&T Corp.
7.300% due 11/15/2011		47,000	51,579
AT&T, Inc.
1.116% due 02/05/2010		11,700	11,710
BellSouth Corp.
4.950% due 04/26/2021		35,200	35,970
Pacific Gas & Electric Co.
4.200% due 03/01/2011		5,000	5,162
Public Service Electric & Gas Co.
1.514% due 03/12/2010		51,300	51,242
Qwest Capital Funding, Inc.
7.000% due 08/03/2009		3,200	3,208
Telecom Italia Capital S.A.
1.717% due 07/18/2011		24,000	22,948
Verizon Communications, Inc.
6.100% due 04/15/2018		10,000	10,274
Verizon Wireless Capital LLC
3.316% due 05/20/2011		1,000	1,030
5.250% due 02/01/2012		88,480	93,390

			286,513

Total Corporate Bonds & Notes (Cost $3,776,614)			3,715,072

CONVERTIBLE BONDS & NOTES 0.2%
Bristol-Myers Squibb Co.
0.129% due 09/15/2023		18,950	16,771

Total Convertible Bonds & Notes (Cost $16,784)			16,771

MUNICIPAL BONDS & NOTES 0.3%
Louisiana State Revenue Bonds, Series 2009
3.000% due 05/01/2043		35,300	35,017

Total Municipal Bonds & Notes (Cost $35,300)			35,017

U.S. GOVERNMENT AGENCIES 55.9%
Fannie Mae
0.374% due 12/25/2036		9,220	8,324
0.514% due 10/27/2037		107,300	97,710
0.664% due 03/25/2044		719	678
0.714% due 05/25/2031 - 06/25/2032		2,429	2,389
0.914% due 05/25/2030		562	554
0.944% due 04/25/2022		13	13
0.964% due 05/25/2030		562	552
1.750% due 03/23/2011 (f)		3,500	3,535
2.638% due 07/01/2042 - 07/01/2044		11,261	11,156
2.693% due 09/01/2041		18,912	18,790
2.838% due 10/01/2030 - 11/01/2039		1,658	1,653
2.920% due 06/01/2017		12	12
3.250% due 08/01/2017		6	6
3.253% due 07/01/2018		12	12
3.375% due 05/19/2011		13,900	14,479
3.487% due 12/01/2017		23	23
3.512% due 05/01/2035		3,331	3,381
3.529% due 06/01/2022		6	6
3.582% due 07/01/2017		44	44
3.622% due 03/01/2035		2,179	2,266
3.748% due 11/01/2017		29	29
3.758% due 01/01/2021		29	28
3.769% due 03/01/2035		1,398	1,382
3.992% due 12/01/2033		441	447
4.000% due 05/01/2011 - 07/01/2017		185	188
4.046% due 01/01/2024		145	148
4.089% due 04/01/2024		195	199
4.176% due 11/01/2017 - 09/01/2032		1,718	1,765
4.250% due 05/25/2033		7,588	7,720
4.295% due 11/01/2018		4	4
4.372% due 01/01/2024		10	10
4.436% due 10/01/2024		175	180
4.452% due 04/01/2034		1,189	1,229
4.458% due 02/01/2028		10	10
4.486% due 11/01/2034		1,956	2,017
4.500% due 06/01/2011 - 08/01/2035		8,181	8,412
4.535% due 01/01/2028		64	64
4.582% due 07/01/2035		10,044	10,399
4.620% due 08/01/2035		14,775	15,304
4.644% due 01/01/2035		14,051	14,499
4.648% due 07/01/2035		10,495	10,855
4.676% due 10/01/2034		6,104	6,279
4.706% due 05/01/2035		7,829	8,135
4.751% due 03/01/2035		16,277	16,743
4.847% due 07/25/2017		407	414
4.908% due 10/01/2035		6,263	6,446
4.928% due 09/01/2035		7,787	7,984
4.934% due 11/01/2027		61	62
4.968% due 06/01/2035		1,563	1,619
4.980% due 02/01/2028		276	282
4.998% due 12/01/2023		32	32
5.000% due 12/01/2013 - 07/01/2039		1,152,013	1,193,254
5.014% due 06/01/2035		3,123	3,224
5.040% due 04/01/2018		661	677
5.500% due 05/01/2014 - 07/01/2039		981,534	1,015,894
5.500% due 02/01/2038 (i)		48,411	50,067
6.000% due 05/01/2016 - 07/01/2039		1,634,082	1,710,324
6.000% due 05/01/2038 - 10/01/2038 (f)		301,255	315,335
6.000% due 07/01/2038 (i)		21,519	22,525
6.106% due 07/01/2023		87	90
6.250% due 02/01/2011		78,000	82,077
6.325% due 08/01/2029		686	692
6.500% due 08/01/2028 - 12/25/2042		101,878	108,634
7.000% due 05/01/2012 - 01/01/2032		372	390
7.500% due 02/01/2013		2	2
8.000% due 04/01/2030 - 11/01/2031		2,717	2,965
8.500% due 04/01/2025		129	142
8.800% due 01/25/2019		84	91
9.000% due 03/25/2021 - 01/01/2025		291	328
9.250% due 10/25/2018		5	5
9.500% due 03/25/2020 - 11/01/2025		665	741
10.000% due 01/01/2011 - 05/01/2022		11	12
10.500% due 07/01/2014 - 07/01/2021		3	3
11.000% due 11/01/2020		3	3
11.250% due 10/01/2015		6	6
11.500% due 11/01/2019 - 02/01/2020		2	2
11.750% due 02/01/2016		8	9
13.000% due 07/01/2015		2	2
13.250% due 09/01/2011		1	1
15.750% due 12/01/2011		1	1
16.000% due 09/01/2012 - 12/01/2012		1	1
Federal Home Loan Bank
3.375% due 06/24/2011		700	726
Federal Housing Administration
4.918% due 11/01/2019		30	30
7.430% due 10/01/2020 - 07/01/2024		3,133	3,141
Freddie Mac
0.469% due 07/15/2019 - 10/15/2020		158,167	155,002
0.574% due 08/25/2031		3,525	2,833
0.594% due 09/25/2031		5,848	5,335
0.619% due 05/15/2036		14,701	14,200
0.669% due 12/15/2030		10,026	9,894
0.702% due 03/09/2011 (f)		1,352	1,357
0.719% due 06/15/2018		3,446	3,386
0.769% due 11/15/2030		10	10
0.888% due 02/01/2011		4,600	4,594
0.926% due 05/04/2011 (f)		20,952	21,006
0.937% due 08/05/2011 (f)		70,100	70,125
1.125% due 06/01/2011		95,900	95,778
1.325% due 10/15/2020		46	46
1.375% due 03/15/2021		27	27
1.625% due 04/26/2011		74,700	75,316
2.500% due 03/01/2017		24	24
2.838% due 07/25/2044		703	696
3.250% due 01/01/2017		4	4
3.500% due 02/01/2023		1	1
3.832% due 08/15/2032		670	676
4.000% due 09/15/2015		96	98
4.000% due 01/15/2024 (b)		3,130	408
4.143% due 08/01/2035		15,060	15,501
4.261% due 06/01/2024		56	57
4.376% due 11/01/2022		259	263
4.453% due 03/01/2035		4,297	4,413
4.500% due 02/15/2015 - 06/01/2018		28,703	29,482
4.598% due 04/01/2035		10,360	10,620
4.636% due 04/01/2035		8,170	8,408
4.700% due 06/01/2035		72,904	75,068
4.710% due 08/01/2035		66,817	68,061
4.720% due 01/01/2024		92	94
4.729% due 03/01/2035		8,185	8,468
4.742% due 02/01/2020		261	268
4.824% due 10/01/2027		27	28
4.855% due 07/01/2035		741	766
4.875% due 06/13/2018		7,400	7,978
4.924% due 07/01/2035		18,773	19,452
4.990% due 11/01/2023		10	10
4.995% due 04/01/2035		1,947	2,012
5.000% due 04/01/2013 - 07/15/2024		26,663	27,138
5.003% due 03/01/2035		1,367	1,418
5.060% due 04/01/2035		3,974	4,138
5.065% due 07/01/2018		51	52
5.112% due 10/01/2023		119	119
5.129% due 12/01/2022		41	42
5.219% due 09/01/2023		14	15
5.250% due 07/18/2011		8,700	9,393
5.500% due 02/15/2014 - 01/01/2039		79,474	82,521
5.875% due 03/21/2011		58,000	60,847
6.000% due 03/01/2011 - 07/01/2039		29,207	30,685
6.500% due 03/15/2029 - 07/25/2043		50,307	53,689
7.000% due 01/01/2030 - 04/01/2032		64	69
7.500% due 07/15/2030		497	539
8.000% due 01/01/2012 - 12/01/2024		293	316
8.500% due 06/01/2022 - 11/01/2025		754	837
9.000% due 12/15/2020 - 08/01/2022		255	281
9.500% due 08/01/2016 - 09/01/2021		83	90
10.000% due 11/01/2016 - 05/15/2020		37	40
14.000% due 09/01/2012 - 04/01/2016		1	1
Ginnie Mae
0.868% due 12/16/2025		124	122
4.000% due 01/20/2032 - 02/20/2032		3,849	3,902
4.125% due 10/20/2023 - 12/20/2027		2,771	2,813
4.375% due 03/20/2017 - 03/20/2027		3,723	3,804
4.500% due 03/20/2019 - 03/20/2031		195	200
4.625% due 08/20/2022 - 07/20/2030		3,645	3,734
5.375% due 04/20/2016 - 05/20/2030		2,031	2,095
6.000% due 01/15/2029 - 12/15/2038		140,749	146,855
6.500% due 09/15/2032 - 05/15/2034		44	48
6.500% due 04/15/2036 (i)		153,189	162,962
7.000% due 03/15/2011 - 10/15/2011		8	9
7.500% due 03/15/2022 - 09/15/2031		166	181
8.000% due 05/15/2016 - 06/20/2031		1,824	2,001
8.500% due 12/15/2021 - 05/15/2030		8	8
9.000% due 03/15/2017 - 11/15/2030		250	280
9.500% due 10/15/2016 - 06/15/2025		23	25
9.750% due 08/15/2017		19	20
10.000% due 10/15/2013 - 11/15/2020		5	5
10.500% due 11/15/2019 - 02/15/2021		1	1
11.500% due 08/15/2018		2	3
11.750% due 08/15/2013		2	3
12.000% due 06/20/2015		0	1
13.000% due 10/15/2013		3	4
13.500% due 11/15/2012		3	4
16.000% due 02/15/2012		4	4
Small Business Administration
4.310% due 04/01/2029		30,600	30,864
Vendee Mortgage Trust
6.500% due 05/15/2029		36,658	37,105

Total U.S. Government Agencies (Cost $6,078,453)			6,180,910

U.S. TREASURY OBLIGATIONS 1.1%
Treasury Inflation Protected Securities (d)
2.000% due 01/15/2016		95,831	97,239
2.500% due 07/15/2016		11,404	11,963
U.S. Treasury Notes
0.875% due 04/30/2011 (i)		7,299	7,280

Total U.S. Treasury Obligations (Cost $116,075)			116,482

MORTGAGE-BACKED SECURITIES 9.9%
American Home Mortgage Assets
0.524% due 10/25/2046		32,371	10,555
American Home Mortgage Investment Trust
4.290% due 10/25/2034		38,540	27,379
4.390% due 02/25/2045		11,519	9,079
4.440% due 02/25/2045		37,436	28,537
Banc of America Funding Corp.
3.781% due 05/25/2035		212,134	180,419
Banc of America Mortgage Securities, Inc.
3.919% due 05/25/2033		277	229
6.500% due 10/25/2031		4,702	4,620
Bear Stearns Adjustable Rate Mortgage Trust
2.900% due 03/25/2035		11,995	10,379
3.859% due 11/25/2030		93	84
4.550% due 08/25/2035		1,000	884
4.625% due 10/25/2035		48,845	38,732
4.740% due 10/25/2035		139,776	101,510
4.991% due 01/25/2035		4,798	3,557
5.021% due 04/25/2033		6,617	5,930
5.088% due 02/25/2033		876	785
5.409% due 01/25/2034		9,562	7,707
5.423% due 04/25/2033		19,260	17,480
5.609% due 02/25/2033		1,360	1,266
Bear Stearns Alt-A Trust
5.208% due 03/25/2035		26,742	14,330
5.362% due 05/25/2035		27,525	17,844
5.490% due 09/25/2035		7,370	4,004
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		1,500	1,218
5.471% due 01/12/2045		4,200	3,500
Bear Stearns Mortgage Funding Trust
0.384% due 02/25/2037		14,272	11,005
Bear Stearns Structured Products, Inc.
5.644% due 01/26/2036		14,916	8,244
Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019		8	8
Citigroup Mortgage Loan Trust, Inc.
4.685% due 03/25/2034		4,622	3,985
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		13,100	9,588
Countrywide Alternative Loan Trust
0.494% due 05/25/2047		12,329	4,634
0.594% due 02/25/2037		13,306	6,062
Countrywide Home Loan Mortgage Pass-Through Trust
0.604% due 04/25/2035		4,042	1,819
4.711% due 02/20/2035		24,366	19,396
4.786% due 11/25/2034		13,772	10,466
5.250% due 02/20/2036		25,050	14,638
Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039		1,400	1,005
CS First Boston Mortgage Securities Corp.
1.135% due 03/25/2032		2,234	1,691
4.938% due 12/15/2040		6,036	6,060
5.329% due 06/25/2032		62	52
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.394% due 03/25/2037		2,262	2,218
DLJ Acceptance Trust
11.000% due 08/01/2019		55	54
Drexel Burnham Lambert CMO Trust
1.070% due 05/01/2016		2	2
First Horizon Alternative Mortgage Securities
3.572% due 06/25/2034		16,033	10,388
First Horizon Asset Securities, Inc.
3.170% due 07/25/2033		6,539	5,794
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		75	75
Greenpoint Mortgage Funding Trust
0.394% due 10/25/2046		12,308	10,141
0.394% due 01/25/2047		13,553	10,294
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		500	427
5.444% due 03/10/2039		6,800	5,439
GS Mortgage Securities Corp. II
0.408% due 03/06/2020		9,502	8,152
5.993% due 08/10/2045		13,400	10,164
GSR Mortgage Loan Trust
3.949% due 09/25/2035		8,568	6,549
4.469% due 09/25/2035		80,152	67,513
6.000% due 03/25/2032		757	753
Harborview Mortgage Loan Trust
5.143% due 07/19/2035		11,519	6,703
Impac Secured Assets CMN Owner Trust
0.394% due 01/25/2037		3,850	3,614
Imperial Savings Association
6.503% due 02/25/2018		35	35
Indymac Index Mortgage Loan Trust
0.404% due 11/25/2046		7,026	6,546
0.524% due 05/25/2046		6,000	2,478
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		2,000	1,478
5.882% due 02/15/2051		4,400	3,307
6.007% due 06/15/2049		50,985	39,141
JPMorgan Mortgage Trust
5.012% due 02/25/2035		18,875	16,519
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		8,031	8,078
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.399% due 09/15/2021		2,873	2,544
MASTR Adjustable Rate Mortgages Trust
3.469% due 11/21/2034		11,819	7,471
MASTR Asset Securitization Trust
5.500% due 09/25/2033		20,346	19,381
Mellon Residential Funding Corp.
0.799% due 06/15/2030		17,874	14,881
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		9,400	6,333
Merrill Lynch Mortgage Investors, Inc.
0.524% due 02/25/2036		12,809	6,920
4.296% due 05/25/2033		9,648	7,788
4.482% due 02/25/2035		26,252	21,101
MLCC Mortgage Investors, Inc.
0.564% due 11/25/2035		2,188	1,512
4.250% due 10/25/2035		12,925	10,348
Morgan Stanley Capital I
0.380% due 10/15/2020		5,625	4,173
5.809% due 12/12/2049		18,825	14,396
Prime Mortgage Trust
0.714% due 02/25/2019		840	796
0.714% due 02/25/2034		5,163	4,179
Prudential-Bache CMO Trust
8.400% due 03/20/2021		102	102
Resecuritization Mortgage Trust
0.558% due 04/26/2021		30	30
Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034		889	867
Salomon Brothers Mortgage Securities VII, Inc.
8.000% due 09/25/2030		16	15
Sears Mortgage Securities
12.000% due 02/25/2014		5	5
Structured Asset Mortgage Investments, Inc.
0.563% due 07/19/2035		6,139	4,001
0.594% due 02/25/2036		6,544	3,013
0.973% due 09/19/2032		5,503	4,115
9.383% due 06/25/2029		511	509
Structured Asset Securities Corp.
3.716% due 01/25/2032		149	137
4.093% due 07/25/2032		113	86
Thornburg Mortgage Securities Trust
0.424% due 11/25/2046		14,177	12,747
Wachovia Bank Commercial Mortgage Trust
0.399% due 06/15/2020		27,198	20,029
0.409% due 09/15/2021		15,805	11,390
5.509% due 04/15/2047		6,200	4,131
WaMu Mortgage Pass-Through Certificates
0.604% due 10/25/2045		5,795	3,039
0.624% due 01/25/2045		373	174
2.070% due 01/25/2047		9,353	4,151
2.150% due 12/25/2046		43,189	18,609
2.540% due 11/25/2042		2,035	1,174
2.740% due 06/25/2042		3,300	2,399
2.740% due 08/25/2042		2,621	1,661
2.877% due 02/27/2034		10,396	8,521
2.877% due 01/25/2047		6,456	2,691
3.127% due 09/25/2046		15,221	6,634
3.711% due 03/25/2034		4,398	3,690
Washington Mutual MSC Mortgage Pass-Through Certificates
5.185% due 02/25/2033		215	178
5.380% due 02/25/2033		80	68
Wells Fargo Mortgage-Backed Securities Trust
4.697% due 12/25/2033		5,095	4,602
4.950% due 03/25/2036		28,155	19,922
5.388% due 08/25/2035		5,673	5,068
5.593% due 07/25/2036		23,293	15,643

Total Mortgage-Backed Securities (Cost $1,439,440)			1,095,767

ASSET-BACKED SECURITIES 4.5%
Access Group, Inc.
2.392% due 10/27/2025		65,603	66,146
ACE Securities Corp.
0.364% due 12/25/2036		3,244	2,383
Amortizing Residential Collateral Trust
0.604% due 07/25/2032		744	396
Asset-Backed Funding Certificates
0.374% due 10/25/2036		492	484
0.374% due 01/25/2037		4,404	3,638
Asset-Backed Securities Corp. Home Equity
0.364% due 12/25/2036		944	867
0.839% due 06/15/2031		7	3
BA Credit Card Trust
0.899% due 04/15/2013		7,640	7,583
Bear Stearns Asset-Backed Securities Trust
0.374% due 01/25/2037		2,590	2,101
0.394% due 10/25/2036		3,605	3,195
0.764% due 03/25/2043		2,496	2,269
1.314% due 10/25/2037		29,423	15,862
Carrington Mortgage Loan Trust
0.364% due 01/25/2037		9,440	7,857
0.414% due 06/25/2037		1,258	1,002
0.634% due 10/25/2035		11,928	9,261
Chase Funding Mortgage Loan Asset-Backed Certificates
0.954% due 11/25/2031		833	672
Chase Issuance Trust
0.359% due 02/15/2013		850	837
0.969% due 11/15/2011		4,100	4,104
CIT Group Home Equity Loan Trust
0.584% due 06/25/2033		692	507
Citigroup Mortgage Loan Trust, Inc.
0.414% due 10/25/2036		9,347	8,773
Community Program Loan Trust
4.500% due 10/01/2018		2,816	2,816
Countrywide Asset-Backed Certificates
0.364% due 05/25/2037		5,203	4,925
0.364% due 12/25/2046		677	663
0.364% due 03/25/2047		2,062	2,004
Credit-Based Asset Servicing & Securitization LLC
0.404% due 12/25/2037		888	846
Daimler Chrysler Auto Trust
1.168% due 10/08/2010		10,683	10,688
4.980% due 02/08/2011		5,155	5,209
Equity One Asset-Backed Securities, Inc.
0.874% due 11/25/2032		10,134	5,756
First Franklin Mortgage Loan Asset-Backed Certificates
0.364% due 11/25/2036		14,068	13,256
0.364% due 12/25/2036		20	20
Ford Credit Auto Owner Trust
0.649% due 06/15/2010		181	181
0.919% due 07/15/2010		8,408	8,410
1.219% due 01/15/2011		56,642	56,689
1.739% due 06/15/2012		57,600	57,805
1.939% due 05/15/2012		13,500	13,420
Fremont Home Loan Trust
0.374% due 01/25/2037		5,814	3,773
0.414% due 05/25/2036		64	63
GSAMP Trust
0.354% due 10/25/2046		2,549	2,414
0.384% due 09/25/2036		709	679
0.384% due 12/25/2036		9,937	5,268
HFC Home Equity Loan Asset-Backed Certificates
0.585% due 01/20/2035		3,019	1,880
0.605% due 01/20/2034		15,476	10,723
0.665% due 09/20/2033		7,425	5,558
HSI Asset Securitization Corp. Trust
0.364% due 10/25/2036		706	417
0.364% due 12/25/2036		4,045	2,452
Indymac Residential Asset-Backed Trust
0.374% due 04/25/2037		2,599	2,469
JPMorgan Mortgage Acquisition Corp.
0.364% due 07/25/2036		1,452	1,376
0.364% due 08/25/2036		1,361	1,264
0.377% due 11/25/2036		1,141	1,079
Lehman XS Trust
0.384% due 05/25/2046		21	21
Long Beach Mortgage Loan Trust
0.354% due 11/25/2036		2,131	1,978
0.374% due 10/25/2036		874	815
0.594% due 10/25/2034		589	377
MASTR Asset-Backed Securities Trust
0.354% due 08/25/2036		1,557	1,505
Morgan Stanley ABS Capital I
0.354% due 10/25/2036		2,506	2,349
0.354% due 01/25/2037		6,430	5,570
0.364% due 10/25/2036		1,841	1,713
Morgan Stanley IXIS Real Estate Capital Trust
0.364% due 11/25/2036		772	733
Option One Mortgage Loan Trust
0.364% due 01/25/2037		4,053	3,843
Renaissance Home Equity Loan Trust
1.014% due 08/25/2032		40	19
Residential Asset Securities Corp.
0.384% due 11/25/2036		3,385	3,332
0.774% due 06/25/2031		3	2
Saxon Asset Securities Trust
0.374% due 10/25/2046		974	937
Securitized Asset-Backed Receivables LLC Trust
0.364% due 09/25/2036		1,176	1,034
0.374% due 12/25/2036		7,557	4,238
0.444% due 05/25/2037		2,376	1,483
SLM Student Loan Trust
1.132% due 01/25/2019		7,000	6,966
1.182% due 10/25/2016		177	177
1.342% due 07/25/2013		9,433	9,415
1.392% due 01/25/2015		4,694	4,664
1.592% due 10/25/2017		47,700	46,356
1.772% due 07/25/2013		29,786	29,790
Soundview Home Equity Loan Trust
0.374% due 11/25/2036		4,119	2,219
Specialty Underwriting & Residential Finance
0.359% due 11/25/2037		662	640
0.374% due 01/25/2038		4,928	4,046
Structured Asset Securities Corp.
0.364% due 10/25/2036		6,184	5,650
0.604% due 01/25/2033		754	537
4.930% due 01/25/2035		816	728
Wells Fargo Home Equity Trust
0.364% due 01/25/2037		543	536
WMC Mortgage Loan Pass-Through Certificates
0.999% due 05/15/2030		202	179

Total Asset-Backed Securities (Cost $554,265)			501,895

SOVEREIGN ISSUES 1.9%
Export-Import Bank of Korea
1.386% due 10/04/2011		1,000	1,003
8.125% due 01/21/2014		105,700	115,848
Korea Development Bank
0.996% due 11/22/2012		2,200	1,942
Province of Ontario Canada
4.100% due 06/16/2014		86,100	87,935

Total Sovereign Issues (Cost $194,577)			206,728

FOREIGN CURRENCY-DENOMINATED ISSUES 1.4%
Bear Stearns Cos. LLC
2.625% due 12/07/2011	CHF	35,000	31,978
Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	10,000	8,637
Fortis Bank Nederland Holding NV
3.000% due 04/17/2012	EUR	19,000	26,951
KeyCorp
1.444% due 11/22/2010		7,085	8,932
LeasePlan Corp. NV
3.125% due 02/10/2012		2,900	4,127
Lehman Brothers Holdings, Inc.
5.154% due 03/17/2011 (a)		6,427	1,352
Morgan Stanley
1.600% due 03/01/2013		25,300	31,563
Pacific Life Global Funding
2.750% due 05/15/2012	CHF	9,000	8,010
SLM Corp.
1.756% due 04/26/2011	EUR	5,000	5,801
Societe Financement de l’Economie Francaise
2.125% due 05/20/2012		12,500	17,522
Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	1,300,000	12,689
Swedbank AB
3.625% due 12/02/2011	EUR	400	579

Total Foreign Currency-Denominated Issues (Cost $156,205)			158,141

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.2%
General Motors Corp.
5.250% due 03/06/2032		428,000	1,233
Wells Fargo & Co.
7.500% due 12/31/2049		29,900	23,470

Total Convertible Preferred Stocks (Cost $19,886)			24,703

PREFERRED STOCKS 0.8%
DG Funding Trust
1.343% due 12/31/2049		10,254	88,697

Total Preferred Stocks (Cost $108,094)			88,697

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.3%
COMMERCIAL PAPER 0.5%
Federal Home Loan Bank
0.097% due 07/01/2009		$54,500	54,500

REPURCHASE AGREEMENTS 0.6%
Barclays Capital, Inc.
0.020% due 07/01/2009		62,000	62,000

(Dated 06/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2016 valued at $64,181. Repurchase proceeds are $62,000.)
U.S. TREASURY BILLS 0.1%
0.116% due 07/02/2009 -
07/30/2009 (c)(f)(g)(i)		16,525	16,523

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (e) 1.1%
		11,738,998	117,496

Total Short-Term Instruments (Cost $250,523)			250,519

PURCHASED OPTIONS (k) 0.2% (Cost $7,603)			27,120
Total Investments 112.7% (Cost $12,799,513)			$12,461,740

Written Options (l) (0.0%) (Premiums $1,508)			(532)
Other Assets and Liabilities (Net) (12.7%)			(1,403,389)

Net Assets 100.0%			$11,057,819

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Interest only security.

(c) Coupon represents a weighted average rate.

(d) Principal amount of security is adjusted for inflation.

(e) Affiliated to the Fund.

(f) Securities with an aggregate market value of $40,358 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(g) Securities with an aggregate market value of $320 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2009.

(h) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $155,425 at a weighted average interest rate of 0.628%. On June 30, 2009, there were no open reverse repurchase agreements.

(i) Securities with an aggregate market value of $14,429 and cash of $495 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	284	$255
90-Day Euribor March Futures	Long	03/2010	482	659
90-Day Eurodollar December Futures	Long	12/2009	5,515	11,691
90-Day Eurodollar December Futures	Long	12/2010	1,505	(1,010)
90-Day Eurodollar June Futures	Long	06/2010	1,240	342
90-Day Eurodollar March Futures	Long	03/2010	1,209	6,406
90-Day Eurodollar September Futures	Long	09/2009	3,925	22,052
90-Day Eurodollar September Futures	Long	09/2010	162	45
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	233	1,588
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	137	(73)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	137	41
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	137	85
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	137	(11)

				$42,070

(j) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	2.100%	03/20/2013	16.024%	$12,700	$(4,322)	$0	$(4,322)
American International Group, Inc.	DUB	1.400%	06/20/2013	15.775%	16,200	(5,936)	0	(5,936)
American International Group, Inc.	GSC	1.380%	06/20/2013	15.775%	20,200	(7,413)	0	(7,413)
American International Group, Inc.	GSC	1.800%	06/20/2013	15.775%	2,000	(712)	0	(712)
American International Group, Inc.	RBS	1.360%	06/20/2013	15.775%	20,300	(7,460)	0	(7,460)
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2013	2.396%	20,000	(1,045)	0	(1,045)
Ford Motor Credit Co. LLC	BCLY	5.800%	09/20/2012	10.284%	1,300	(142)	0	(142)
Ford Motor Credit Co. LLC	DUB	5.650%	09/20/2012	10.284%	2,200	(249)	0	(249)
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	10.284%	4,500	(711)	0	(711)
Ford Motor Credit Co. LLC	JPM	3.900%	09/20/2012	10.284%	7,500	(1,176)	0	(1,176)
Ford Motor Credit Co. LLC	JPM	3.950%	09/20/2012	10.284%	10,000	(1,556)	0	(1,556)
Ford Motor Credit Co. LLC	JPM	5.750%	09/20/2012	10.284%	1,000	(111)	0	(111)
Ford Motor Credit Co. LLC	MLP	5.620%	09/20/2012	10.284%	2,000	(228)	0	(228)
General Electric Capital Corp.	BNP	0.780%	03/20/2011	4.121%	6,300	(342)	0	(342)
General Electric Capital Corp.	BNP	1.250%	03/20/2013	4.347%	2,000	(198)	0	(198)
General Electric Capital Corp.	CITI	1.050%	03/20/2010	3.900%	6,300	(126)	0	(126)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	3.900%	2,800	(55)	0	(55)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	3.900%	1,800	(35)	0	(35)
General Electric Capital Corp.	CITI	5.000%	06/20/2010	3.783%	4,800	62	(30)	92
General Electric Capital Corp.	CITI	4.000%	12/20/2013	4.336%	16,600	(190)	0	(190)
General Electric Capital Corp.	CITI	4.325%	12/20/2013	4.336%	10,200	7	0	7
General Electric Capital Corp.	DUB	0.800%	06/20/2011	4.176%	32,700	(2,035)	0	(2,035)
General Electric Capital Corp.	GSC	0.900%	12/20/2010	4.048%	1,900	(84)	0	(84)
General Electric Capital Corp.	GSC	8.000%	03/20/2011	4.121%	8,000	522	0	522
General Electric Capital Corp.	GSC	5.000%	06/20/2011	4.022%	10,000	194	(500)	694
General Electric Capital Corp.	RBS	1.200%	03/20/2010	3.900%	16,700	(316)	0	(316)
GMAC LLC	BCLY	3.650%	09/20/2012	10.203%	2,000	(320)	0	(320)
GMAC LLC	CITI	3.720%	09/20/2012	10.203%	2,800	(442)	0	(442)
GMAC LLC	DUB	3.200%	09/20/2012	10.203%	5,500	(940)	0	(940)
GMAC LLC	GSC	3.200%	09/20/2012	10.203%	4,300	(735)	0	(735)
GMAC LLC	JPM	3.250%	09/20/2012	10.203%	7,500	(1,273)	0	(1,273)
GMAC LLC	JPM	3.370%	09/20/2012	10.203%	10,000	(1,667)	0	(1,667)
GMAC LLC	JPM	3.670%	09/20/2012	10.203%	13,000	(2,071)	0	(2,071)
GMAC LLC	JPM	3.750%	09/20/2012	10.203%	2,000	(315)	0	(315)
GMAC LLC	JPM	4.850%	09/20/2012	10.203%	8,300	(1,080)	0	(1,080)
Indonesia Government International Bond	RBS	1.310%	12/20/2011	2.930%	4,900	(185)	0	(185)
JSC Gazprom	MSC	0.860%	11/20/2011	5.055%	38,400	(3,521)	0	(3,521)
Mexico Government International Bond	CSFB	2.950%	12/20/2009	1.180%	1,000	9	0	9
Panama Government International Bond	MSC	0.750%	01/20/2012	1.532%	500	(8)	0	(8)
SLM Corp.	BNP	5.050%	03/20/2013	8.375%	6,200	(577)	0	(577)
SLM Corp.	BOA	4.600%	03/20/2010	8.950%	100	(2)	(19)	17
SLM Corp.	BOA	2.860%	12/20/2012	8.427%	100	(15)	(31)	16
SLM Corp.	BOA	4.930%	03/20/2013	8.375%	100	(10)	(27)	17
SLM Corp.	BOA	5.025%	03/20/2013	8.375%	200	(19)	(54)	35
SLM Corp.	BOA	5.000%	12/20/2013	8.248%	100	(10)	(28)	18
SLM Corp.	BOA	5.000%	03/20/2014	8.214%	100	(11)	(29)	18
Wells Fargo & Co.	DUB	1.000%	09/20/2013	1.476%	2,700	(49)	(68)	19

						$(46,898)	$(786)	$(46,112)

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 25-35%	CITI	1.846%	06/20/2012	$2,800	$(662)	$0	$(662)
CDX.HY-8 5-Year Index 25-35%	CITI	2.144%	06/20/2012	300	(69)	0	(69)
CDX.HY-8 5-Year Index 25-35%	CITI	2.179%	06/20/2012	1,800	(410)	0	(410)
CDX.HY-8 5-Year Index 25-35%	MLP	1.833%	06/20/2012	5,500	(1,303)	0	(1,303)
CDX.HY-8 5-Year Index 25-35%	MLP	1.847%	06/20/2012	1,900	(449)	0	(449)
CDX.HY-8 5-Year Index 25-35%	MLP	2.070%	06/20/2012	3,900	(899)	0	(899)
CDX.HY-8 5-Year Index 25-35%	MLP	2.127%	06/20/2012	1,700	(390)	0	(390)
CDX.HY-8 5-Year Index 25-35%	MSC	2.080%	06/20/2012	3,000	(691)	0	(691)
CDX.HY-8 5-Year Index 25-35%	MSC	2.140%	06/20/2012	4,700	(1,075)	0	(1,075)
CDX.HY-8 5-Year Index 25-35%	MSC	2.170%	06/20/2012	1,800	(410)	0	(410)
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	37,676	(1,817)	0	(1,817)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	8,739	(420)	0	(420)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	10,099	(474)	0	(474)
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	21,585	256	0	256
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	39,183	475	0	475
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	4,472	15	0	15
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	9,626	37	0	37
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	10,987	91	0	91
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	13,806	79	0	79

					$(8,116)	$0	$(8,116)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	23,900	$1,155	$1	$1,154
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		9,100	523	0	523
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		25,800	507	10	497
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		7,000	122	0	122
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		7,100	119	0	119
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		7,600	142	0	142
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		3,500	60	0	60
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		2,000	34	1	33
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	49,200	34	0	34
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		32,100	50	0	50
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		12,800	25	0	25
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		25,000	320	(45)	365
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		25,000	323	(36)	359
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		21,200	366	29	337
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		19,300	374	17	357
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		58,100	907	(32)	939
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		540,800	15,847	(391)	16,238
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS		$146,600	4,374	0	4,374
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		90,600	3,850	1,769	2,081
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		163,100	5,670	(1,604)	7,274
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		213,100	7,409	(545)	7,954
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		2,400	120	88	32
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	DUB		68,000	422	0	422
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	125,900	(438)	1,017	(1,455)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC	GBP	17,300	654	(180)	834
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBS		14,500	1,734	(27)	1,761

							$44,703	$72	$44,631

(k) Purchased options outstanding on June 30, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$131,000	$1,401	$4,696
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	90,200	961	3,234
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	35,100	393	1,258
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	216,600	2,046	7,765
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	128,400	1,456	4,603
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	127,300	1,346	5,564

							$7,603	$27,120

(l) Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar September Futures	$98.500	09/14/2009	1,228	$279	$55
Put - CME 90-Day Eurodollar September Futures	98.625	09/14/2009	369	60	19

				$339	$74

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	$27,000	$112	$22
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	30,500	90	63
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009	24,000	94	33
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	27,000	109	22
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	49,500	234	40
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	13,500	58	11
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	129,000	472	267

							$1,169	$458

(m) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	07/01/2024	$40,900	$42,255	$42,798
Freddie Mac	5.500%	07/01/2039	31,000	32,005	31,993

				$74,260	$74,791

(n) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	GSC	11,746	07/2009	$220	$0	$220
Buy	BRL	HSBC	103,807	08/2009	3,514	0	3,514
Buy		JPM	5,061	08/2009	192	0	192
Buy	CAD	JPM	18,952	08/2009	0	(1,010)	(1,010)
Buy	CNY	BCLY	89,648	07/2009	0	(724)	(724)
Sell		BCLY	49,683	07/2009	0	(326)	(326)
Sell		CITI	132,306	07/2009	0	(509)	(509)
Buy		DUB	284,104	07/2009	0	(2,311)	(2,311)
Sell		DUB	229,955	07/2009	0	(867)	(867)
Buy		HSBC	90,750	07/2009	0	(637)	(637)
Sell		HSBC	90,819	07/2009	0	(340)	(340)
Buy		JPM	88,551	07/2009	0	(774)	(774)
Sell		JPM	50,288	07/2009	0	(329)	(329)
Buy		BCLY	27,585	09/2009	54	0	54
Sell		BCLY	55,781	09/2009	0	(203)	(203)
Buy		CITI	17,769	09/2009	43	0	43
Sell		CITI	53,796	09/2009	0	(183)	(183)
Buy		DUB	80,518	09/2009	176	0	176
Buy		HSBC	35,917	09/2009	82	0	82
Sell		HSBC	21,275	09/2009	0	(82)	(82)
Buy		JPM	14,634	09/2009	24	0	24
Sell		JPM	45,571	09/2009	0	(173)	(173)
Buy		BCLY	15,782	03/2010	0	(11)	(11)
Buy		HSBC	15,819	03/2010	0	(5)	(5)
Buy		JPM	96,305	03/2010	0	(46)	(46)
Sell	EUR	BCLY	30,722	07/2009	0	(231)	(231)
Sell		GSC	1,592	07/2009	0	(2)	(2)
Sell	GBP	CITI	30,522	07/2009	0	(2,990)	(2,990)
Buy		RBS	3,691	07/2009	285	0	285
Sell		MSC	26,831	08/2009	184	0	184
Sell	JPY	BNP	292,098	07/2009	0	(3)	(3)
Sell		MSC	292,098	08/2009	0	0	0
Buy	SGD	HSBC	7,854	07/2009	0	(9)	(9)
Sell		HSBC	7,854	07/2009	0	(258)	(258)

					$4,774	$(12,023)	$(7,249)

(o) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$3,706,810	$8,262	$3,715,072
U.S. Government Agencies	0	6,177,738	3,172	6,180,910
Mortgage-Backed Securities	0	1,095,692	75	1,095,767
Other Investments++	140,966	1,316,336	12,689	1,469,991

Investments, at value	$140,966	$12,296,576	$24,198	$12,461,740

Short Sales, at value	$0	$(74,791)	$0	$(74,791)

Financial Derivative Instruments+++	$42,070	$(19,505)	$2,127	$24,692

Total	$183,036	$12,202,280	$26,325	$12,411,641

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$0	$0	$0	$0	$5	$8,257	$8,262
U.S. Government Agencies	3,242	(53)	0	0	(17)	0	3,172
Mortgage-Backed Securities	77	(1)	0	0	(1)	0	75
Other Investments++	13,152	0	0	0	325	(788)	12,689

Investments, at value	$16,471	$(54)	$0	$0	$312	$7,469	$24,198

Financial Derivative Instruments+++	$1,786	$0	$0	$0	$(6)	$347	$2,127

Total	$18,257	$(54)	$0	$0	$306	$7,816	$26,325

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Low Duration Fund II

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 19.7%
BANKING & FINANCE 15.6%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$400	$414
American Express Centurion Bank
0.377% due 03/23/2010	800	784
American Express Credit Corp.
0.381% due 11/09/2009	1,000	993
American Express Travel Related Services Co., Inc.
0.520% due 06/01/2011	500	444
American International Group, Inc.
1.217% due 10/18/2011	100	65
4.950% due 03/20/2012	100	68
8.250% due 08/15/2018	400	236
Bank of America Corp.
1.127% due 11/06/2009	400	399
1.213% due 08/15/2016	200	157
Bear Stearns Cos. LLC
0.842% due 08/21/2009	500	500
0.974% due 05/18/2010	1,600	1,598
1.507% due 07/19/2010	900	901
6.950% due 08/10/2012	1,000	1,088
CIT Group, Inc.
1.170% due 02/13/2012	100	59
Citibank N.A.
1.625% due 03/30/2011	1,300	1,311
Citigroup Funding, Inc.
0.639% due 09/22/2009	2,000	1,981
Citigroup, Inc.
0.631% due 12/28/2009	500	495
2.125% due 04/30/2012	2,900	2,915
5.125% due 02/14/2011	700	698
5.500% due 04/11/2013	1,400	1,314
5.625% due 08/27/2012	300	281
General Electric Capital Corp.
0.924% due 05/08/2012	3,700	3,709
1.122% due 10/26/2009	200	200
1.177% due 01/20/2010	1,300	1,293
1.800% due 03/11/2011	600	606
3.000% due 12/09/2011	3,300	3,406
Goldman Sachs Group, Inc.
1.430% due 07/23/2009	3,700	3,701
JPMorgan Chase & Co.
2.200% due 06/15/2012	600	604
JPMorgan Chase Bank N.A.
0.959% due 06/13/2016	700	572
KeyBank N.A.
2.906% due 06/02/2010	700	680
Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)	900	137
Merrill Lynch & Co., Inc.
0.726% due 12/04/2009	800	799
0.867% due 06/05/2012	2,800	2,494
0.996% due 08/14/2009	200	200
Metropolitan Life Global Funding I
0.894% due 05/17/2010	1,100	1,091
5.125% due 04/10/2013	2,400	2,444
Morgan Stanley
1.221% due 01/15/2010	1,300	1,290
1.357% due 01/18/2011	300	291
3.006% due 05/14/2010	1,200	1,197
3.250% due 12/01/2011	700	727
National City Bank
0.999% due 06/07/2017	2,200	1,504
Pacific Life Global Funding
5.150% due 04/15/2013	2,300	2,295
Pricoa Global Funding I
1.142% due 07/27/2009	2,500	2,497
Principal Life Income Funding Trusts
1.043% due 11/15/2010	200	190
5.300% due 04/24/2013	300	300
Regions Financial Corp.
0.774% due 06/26/2012	3,000	2,361
Wachovia Corp.
5.500% due 05/01/2013	200	207
Wells Fargo & Co.
7.980% due 03/29/2049	10,800	8,977

		60,473

INDUSTRIALS 1.6%
AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	2,900	2,726
PACCAR, Inc.
6.875% due 02/15/2014	100	110
Roche Holdings, Inc.
6.000% due 03/01/2019	2,600	2,777
Wal-Mart Stores, Inc.
4.250% due 04/15/2013	600	624

		6,237

UTILITIES 2.5%
BellSouth Corp.
4.950% due 04/26/2021	3,700	3,781
Dominion Resources, Inc.
1.664% due 06/17/2010	2,200	2,190
Verizon Wireless Capital LLC
3.316% due 05/20/2011	800	823
5.250% due 02/01/2012	2,700	2,850

		9,644

Total Corporate Bonds & Notes (Cost $75,760)		76,354

MUNICIPAL BONDS & NOTES 0.3%
Louisiana State Revenue Bonds, Series 2009
3.000% due 05/01/2043	1,200	1,190

Total Municipal Bonds & Notes (Cost $1,200)		1,190

U.S. GOVERNMENT AGENCIES 99.5%
Fannie Mae
0.764% due 10/25/2030	161	161
1.375% due 04/28/2011	2,500	2,508
2.638% due 07/01/2042	324	323
2.693% due 09/01/2041	779	774
2.838% due 08/01/2030 - 10/01/2030	287	287
3.875% due 01/01/2024	127	128
4.287% due 11/01/2034	1,903	1,924
4.412% due 09/01/2028	194	194
4.644% due 01/01/2035	605	625
4.648% due 07/01/2035	471	487
4.968% due 06/01/2035	3,254	3,372
5.000% due 11/01/2017 - 07/01/2039	45,233	46,886
5.056% due 12/01/2034	2,342	2,396
5.500% due 12/01/2013 - 01/01/2039	101,681	105,336
5.500% due 04/01/2038 (e)	12,684	13,109
5.700% due 08/01/2018	1,000	990
6.000% due 03/01/2016 - 07/01/2039	148,590	155,403
6.250% due 02/01/2011	2,100	2,210
6.500% due 09/01/2012 - 12/25/2042	457	487
8.000% due 11/25/2023	174	193
9.250% due 10/25/2018	5	5
10.500% due 05/01/2012	36	39
Federal Home Loan Bank
3.375% due 06/24/2011	600	623
Federal Housing Administration
7.430% due 07/01/2024	887	889
Freddie Mac
0.469% due 07/15/2019 - 10/15/2020	4,962	4,863
0.669% due 12/15/2030	444	438
0.719% due 06/15/2018	140	138
0.888% due 02/01/2011	200	200
0.926% due 05/04/2011 (c)	8,200	8,221
0.937% due 08/05/2011	2,100	2,101
1.125% due 06/01/2011	3,400	3,396
1.211% due 04/07/2011	1,400	1,405
1.625% due 04/26/2011	3,700	3,730
2.638% due 10/25/2044	1,152	1,135
2.639% due 02/25/2045	756	720
4.875% due 06/13/2018	200	216
4.924% due 07/01/2035	725	751
5.000% due 11/01/2018 - 05/15/2027	2,308	2,387
5.250% due 07/18/2011	300	324
5.340% due 07/01/2023	82	83
5.500% due 08/01/2038 - 01/01/2039	4,497	4,647
6.000% due 02/01/2016 - 07/01/2039	1,100	1,151
6.500% due 07/25/2043	1,420	1,517
8.500% due 06/01/2025	9	10
Ginnie Mae
0.815% due 09/20/2030	42	41
4.125% due 10/20/2025	355	361
4.625% due 07/20/2023 - 07/20/2030	658	674
5.375% due 04/20/2022 - 05/20/2027	745	769
6.000% due 08/15/2036 - 08/15/2038	3,648	3,807
6.500% due 04/15/2036	1,856	1,974
7.000% due 11/15/2022	109	119
7.500% due 02/15/2022 - 03/15/2024	177	193
7.750% due 01/17/2030	21	23
8.000% due 03/15/2023 - 05/15/2024	62	68
9.000% due 07/20/2016 - 08/15/2030	106	117
Small Business Administration
4.310% due 04/01/2029	1,100	1,109

Total U.S. Government Agencies (Cost $381,000)		386,037

MORTGAGE-BACKED SECURITIES 7.4%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,668	1,185
4.390% due 02/25/2045	509	401
Banc of America Funding Corp.
3.781% due 05/25/2035	4,074	3,465
Bear Stearns Adjustable Rate Mortgage Trust
2.264% due 03/25/2035	495	425
2.500% due 08/25/2035	1,864	1,633
4.740% due 10/25/2035	2,123	2,048
5.088% due 02/25/2033	49	44
5.409% due 01/25/2034	353	285
5.423% due 04/25/2033	922	837
5.609% due 02/25/2033	72	67
Bear Stearns Alt-A Trust
5.362% due 05/25/2035	1,111	720
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	81
5.471% due 01/12/2045	200	167
Bear Stearns Mortgage Funding Trust
0.384% due 02/25/2037	433	334
Citigroup Commercial Mortgage Trust
0.389% due 08/15/2021	5	4
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	612	487
4.748% due 08/25/2035	518	413
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	600	439
Countrywide Home Loan Mortgage Pass-Through Trust
4.122% due 11/19/2033	419	373
4.711% due 02/20/2035	774	616
4.786% due 11/25/2034	412	313
5.250% due 02/20/2036	1,063	621
Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039	100	72
CS First Boston Mortgage Securities Corp.
1.135% due 03/25/2032	135	102
5.329% due 06/25/2032	3	2
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.384% due 01/25/2047	290	263
First Horizon Alternative Mortgage Securities
3.572% due 06/25/2034	676	438
Greenpoint Mortgage Funding Trust
0.394% due 10/25/2046	419	346
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	85
5.444% due 03/10/2039	300	240
GS Mortgage Securities Corp. II
0.408% due 03/06/2020	640	549
5.993% due 08/10/2045	600	455
GSR Mortgage Loan Trust
3.726% due 06/25/2034	707	603
4.469% due 09/25/2035	3,505	2,952
Impac Secured Assets CMN Owner Trust
0.394% due 01/25/2037	146	137
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	100	74
5.882% due 02/15/2051	200	150
JPMorgan Mortgage Trust
5.012% due 02/25/2035	106	93
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	359	361
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.399% due 09/15/2021	98	87
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	400	269
Merrill Lynch Mortgage Investors, Inc.
4.482% due 02/25/2035	1,175	945
Morgan Stanley Capital I
0.380% due 10/15/2020	176	130
5.809% due 12/12/2049	100	76
Prime Mortgage Trust
0.714% due 02/25/2019	40	37
0.714% due 02/25/2034	262	212
Structured Asset Mortgage Investments, Inc.
0.444% due 03/25/2037	809	295
0.563% due 07/19/2035	360	227
0.973% due 09/19/2032	305	228
9.383% due 06/25/2029	317	316
Structured Asset Securities Corp.
4.093% due 07/25/2032	6	5
4.504% due 10/25/2035	293	201
Thornburg Mortgage Securities Trust
0.424% due 11/25/2046	1,457	1,310
Wachovia Bank Commercial Mortgage Trust
0.399% due 06/15/2020	674	497
0.409% due 09/15/2021	465	335
5.509% due 04/15/2047	300	200
WaMu Mortgage Pass-Through Certificates
0.584% due 12/25/2045	346	163
0.604% due 10/25/2045	228	120
2.070% due 01/25/2047	288	128
2.540% due 11/25/2042	66	38
2.740% due 06/25/2042	134	97
2.877% due 02/27/2034	837	686

Total Mortgage-Backed Securities (Cost $34,863)		28,482

ASSET-BACKED SECURITIES 4.7%
Amortizing Residential Collateral Trust
0.604% due 07/25/2032	43	23
Asset-Backed Funding Certificates
0.374% due 01/25/2037	161	133
Asset-Backed Securities Corp. Home Equity
0.589% due 09/25/2034	151	98
1.969% due 03/15/2032	479	284
BA Credit Card Trust
0.899% due 04/15/2013	400	397
Bear Stearns Asset-Backed Securities Trust
0.374% due 01/25/2037	518	420
1.314% due 10/25/2037	960	518
Carrington Mortgage Loan Trust
0.364% due 01/25/2037	538	448
Chase Issuance Trust
2.129% due 09/15/2015	2,700	2,701
CIT Group Home Equity Loan Trust
0.584% due 06/25/2033	40	29
Countrywide Asset-Backed Certificates
0.364% due 03/25/2037	188	185
0.364% due 05/25/2037	489	462
0.364% due 07/25/2037	1,409	1,301
0.364% due 06/25/2047	1,120	1,039
0.494% due 09/25/2036	1,914	1,355
0.794% due 12/25/2031	142	62
Credit-Based Asset Servicing & Securitization LLC
0.374% due 11/25/2036	225	184
0.404% due 12/25/2037	483	461
Daimler Chrysler Auto Trust
1.248% due 07/08/2011	388	389
1.798% due 09/10/2012	300	299
First Franklin Mortgage Loan Asset-Backed Certificates
0.354% due 01/25/2038	305	281
Fremont Home Loan Trust
0.374% due 01/25/2037	215	140
GSAMP Trust
0.384% due 12/25/2036	314	167
HFC Home Equity Loan Asset-Backed Certificates
0.385% due 03/20/2036	67	65
HSBC Asset Loan Obligation
0.374% due 12/25/2036	1,246	1,100
HSI Asset Securitization Corp. Trust
0.364% due 12/25/2036	837	698
Indymac Residential Asset-Backed Trust
0.374% due 04/25/2037	90	85
JPMorgan Mortgage Acquisition Corp.
0.364% due 08/25/2036	42	39
Lehman XS Trust
0.384% due 05/25/2046	1	1
Long Beach Mortgage Loan Trust
0.594% due 10/25/2034	19	12
MASTR Asset-Backed Securities Trust
0.374% due 11/25/2036	148	137
Morgan Stanley ABS Capital I
0.364% due 11/25/2036	245	231
Option One Mortgage Loan Trust
0.364% due 01/25/2037	139	132
Park Place Securities, Inc.
0.626% due 10/25/2034	639	477
Securitized Asset-Backed Receivables LLC Trust
0.374% due 12/25/2036	214	120
SLM Student Loan Trust
1.082% due 10/27/2014	1,007	1,002
1.392% due 01/25/2015	147	146
2.592% due 04/25/2023	2,652	2,708
Structured Asset Securities Corp.
0.604% due 01/25/2033	47	34
Wells Fargo Home Equity Trust
0.364% due 01/25/2037	19	18

Total Asset-Backed Securities (Cost $21,020)		18,381

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%
Wells Fargo & Co.
7.500% due 12/31/2049	500	393

Total Convertible Preferred Stocks (Cost $360)		393

PREFERRED STOCKS 1.1%
DG Funding Trust
1.343% due 12/31/2049	510	4,412

Total Preferred Stocks (Cost $5,100)		4,412

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.9%
REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 07/01/2009	$889	889

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/20/2009 valued at $910. Repurchase proceeds are $889.)
U.S. TREASURY BILLS 0.1%
0.106% due 07/16/2009 (c)(d)	300	300

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (b) 2.6%
	1,013,249	10,142

Total Short-Term Instruments (Cost $11,331)		11,331

PURCHASED OPTIONS (g) 0.2% (Cost $237)		810
Total Investments 135.9% (Cost $530,871)		$527,390
Written Options (h) (0.0%) (Premiums $37)		(14)
Other Assets and Liabilities (Net) (35.9%)		(139,341)

Net Assets 100.0%		$388,035

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Affiliated to the Fund.

(c) Securities with an aggregate market value of $546 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(d) Securities with an aggregate market value of $30 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2009.

(e) Securities with an aggregate market value of $180 and cash of $912 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	181	$338
90-Day Eurodollar December Futures	Long	12/2010	83	(67)
90-Day Eurodollar June Futures	Long	06/2010	68	19
90-Day Eurodollar March Futures	Long	03/2010	34	180
90-Day Eurodollar September Futures	Long	09/2009	163	1,122

				$1,592

(f) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	2.100%	03/20/2013	16.024%	$300	$(102)	$0	$(102)
American International Group, Inc.	GSC	1.380%	06/20/2013	15.775%	500	(184)	0	(184)
American International Group, Inc.	RBS	1.360%	06/20/2013	15.775%	500	(184)	0	(184)
General Electric Capital Corp.	BNP	1.100%	12/20/2009	3.899%	1,100	(14)	0	(14)
General Electric Capital Corp.	CITI	1.050%	03/20/2010	3.900%	500	(10)	0	(10)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	3.900%	200	(4)	0	(4)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	3.900%	100	(2)	0	(2)
General Electric Capital Corp.	CITI	5.000%	06/20/2010	3.783%	300	4	(1)	5
General Electric Capital Corp.	CITI	4.000%	12/20/2013	4.336%	300	(3)	0	(3)
General Electric Capital Corp.	CITI	4.325%	12/20/2013	4.336%	300	0	0	0
General Electric Capital Corp.	CITI	4.850%	12/20/2013	4.336%	400	8	0	8
General Electric Capital Corp.	DUB	4.230%	12/20/2013	4.336%	300	(1)	0	(1)
General Electric Capital Corp.	DUB	4.750%	12/20/2013	4.336%	400	7	0	7
General Electric Capital Corp.	RBS	1.100%	09/20/2009	3.899%	200	(1)	0	(1)
Procter & Gamble Co.	GSC	1.000%	06/20/2014	0.746%	7,100	85	65	20

						$(401)	$64	$(465)

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.HY-8 5-Year Index 25-35%	MLP	1.833%	06/20/2012	$1,000	$(237)	$0	$(237)
CDX.HY-8 5-Year Index 25-35%	MSC	2.080%	06/20/2012	1,000	(230)	0	(230)

					$(467)	$0	$(467)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY	$6,200	$215	$(61)	$276
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS	12,700	441	(38)	479
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA	3,000	150	110	40
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB	700	35	22	13
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS	1,500	75	53	22

						$916	$86	$830

(g) Purchased options outstanding on June 30, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$4,400	$47	$158
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,000	32	108
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	7,400	83	265
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	7,200	68	258
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	600	7	21

							$237	$810

(h) Written options outstanding on June 30, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	$1,000	$4	$1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	1,000	3	2
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009	500	2	1
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,000	4	1
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,500	7	1
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	500	2	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	4,000	15	8

							$37	$14

(i) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value(6)
Fannie Mae	5.500%	07/01/2039	$4,000	$4,126	$4,128
Freddie Mac	5.500%	07/01/2039	2,000	2,065	2,064

				$6,191	$6,192

(j) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$76,354	$0	$76,354
U.S. Government Agencies	0	385,148	889	386,037
Mortgage-Backed Securities	0	28,280	202	28,482
Other Investments++	10,534	25,983	0	36,517

Investments, at value	$10,534	$515,765	$1,091	$527,390

Short Sales, at value	$0	$(6,192)	$0	$(6,192)

Financial Derivative Instruments+++	$1,592	$(116)	$0	$1,476

Total	$12,126	$509,457	$1,091	$522,674

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2009
U.S. Government Agencies	$903	$(9)	$0	$0	$(5)	$0	$889
Mortgage-Backed Securities	0	(11)	(1)	0	34	180	202

Investments, at value	$903	$(20)	$(1)	$0	$29	$180	$1,091

Financial Derivative Instruments+++	$0	$0	$0	$0	$0	$0	$0

Total	$903	$(20)	$(1)	$0	$29	$180	$1,091

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Low Duration Fund III

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 26.1%
BANKING & FINANCE 21.8%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		$200	$207
American Express Travel Related Services Co., Inc.
0.520% due 06/01/2011		200	178
ANZ National International Ltd.
1.014% due 08/07/2009		300	300
6.200% due 07/19/2013		200	206
Bank of America Corp.
1.213% due 08/15/2016		100	79
2.100% due 04/30/2012		2,200	2,205
Bear Stearns Cos. LLC
0.974% due 05/18/2010		300	300
1.392% due 07/16/2009		100	100
Calabash Re Ltd.
9.024% due 01/08/2010		300	286
11.524% due 01/08/2010		300	292
CIT Group, Inc.
0.759% due 03/12/2010		600	511
1.170% due 02/13/2012		500	295
Citibank N.A.
1.625% due 03/30/2011		100	101
Citigroup Capital XXI
8.300% due 12/21/2077		800	625
Citigroup, Inc.
0.631% due 12/28/2009		300	297
1.004% due 05/18/2010		1,100	1,080
2.125% due 04/30/2012		100	101
5.125% due 02/14/2011		300	299
5.500% due 04/11/2013		700	657
5.625% due 08/27/2012		200	187
Credit Agricole S.A.
0.714% due 05/28/2010		200	199
Ford Motor Credit Co. LLC
5.700% due 01/15/2010		100	97
7.375% due 10/28/2009		200	198
7.875% due 06/15/2010		500	475
General Electric Capital Corp.
1.800% due 03/11/2011		100	101
3.000% due 12/09/2011		2,900	2,994
Goldman Sachs Group, Inc.
5.300% due 02/14/2012		700	725
HSBC Finance Corp.
1.206% due 05/10/2010		100	97
ICICI Bank Ltd.
1.679% due 01/12/2010		300	294
ING Bank NV
3.900% due 03/19/2014		300	306
JPMorgan Chase & Co.
2.200% due 06/15/2012		500	503
KeyBank N.A.
2.906% due 06/02/2010		300	291
Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)		300	46
2.911% due 08/21/2009 (a)		300	46
2.950% due 05/25/2010 (a)		100	15
3.011% due 12/23/2010 (a)		200	30
5.625% due 01/24/2013 (a)		300	47
Merrill Lynch & Co., Inc.
0.726% due 12/04/2009		300	299
0.867% due 06/05/2012		700	624
1.292% due 07/25/2011		300	278
Metropolitan Life Global Funding I
0.894% due 05/17/2010		400	397
Morgan Stanley
1.221% due 01/15/2010		300	298
1.357% due 01/18/2011		400	388
3.250% due 12/01/2011		600	623
National Australia Bank Ltd.
2.550% due 01/13/2012		800	806
Pacific Life Global Funding
5.150% due 04/15/2013		1,200	1,197
Principal Life Income Funding Trusts
1.043% due 11/15/2010		100	95
Regions Bank
3.250% due 12/09/2011		900	934
Royal Bank of Scotland Group PLC
1.320% due 04/08/2011		1,000	999
SLM Corp.
0.829% due 03/15/2011		500	429
1.232% due 07/27/2009		200	199
1.252% due 07/26/2010		100	91
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013		1,100	1,060
UBS AG
1.927% due 05/05/2010		800	803
Wells Fargo & Co.
7.980% due 03/29/2049		4,100	3,408
Westpac Banking Corp.
3.250% due 12/16/2011		700	716

			28,414

INDUSTRIALS 2.5%
AIG SunAmerica Global Financing VI
6.300% due 05/10/2011		500	470
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		200	205
Daimler Finance North America LLC
1.466% due 08/03/2009		300	299
Gaz Capital S.A.
7.510% due 07/31/2013		500	485
General Motors Corp.
8.100% due 06/15/2024 (a)		400	49
Home Depot, Inc.
0.749% due 12/16/2009		600	598
Kimberly-Clark Corp.
1.139% due 07/30/2010		400	401
PACCAR, Inc.
6.875% due 02/15/2014		700	768

			3,275

UTILITIES 1.8%
New Cingular Wireless Services, Inc.
7.875% due 03/01/2011		1,100	1,187
Verizon Wireless Capital LLC
3.316% due 05/20/2011		100	103
5.250% due 02/01/2012		1,000	1,055

			2,345

Total Corporate Bonds & Notes (Cost $35,500)			34,034

MUNICIPAL BONDS & NOTES 0.3%
Louisiana State Revenue Bonds, Series 2009
3.000% due 05/01/2043		400	397

Total Municipal Bonds & Notes (Cost $400)			397

U.S. GOVERNMENT AGENCIES 61.9%
Fannie Mae
0.414% due 01/25/2021		623	611
0.514% due 10/27/2037		1,900	1,730
0.664% due 09/25/2042		225	210
0.714% due 05/25/2031		180	177
1.375% due 04/28/2011		100	100
2.638% due 07/01/2042		60	59
2.693% due 09/01/2041		141	141
2.838% due 09/01/2040		22	22
3.392% due 11/01/2035		65	66
3.512% due 05/01/2035		90	91
3.622% due 03/01/2035		12	13
3.635% due 08/01/2029		206	206
4.486% due 11/01/2034		55	56
4.500% due 08/01/2035		481	498
4.648% due 07/01/2035		86	89
5.000% due 03/25/2017 - 10/01/2023		12,354	12,850
5.025% due 11/01/2035		160	164
5.500% due 02/01/2017 - 07/01/2039		18,740	19,543
5.500% due 07/01/2021 - 04/01/2038 (e)		7,233	7,557
5.799% due 02/01/2031		53	54
6.000% due 03/01/2017 - 07/01/2039		8,651	9,057
6.250% due 02/01/2011		900	947
6.500% due 07/01/2039 - 12/25/2042		117	124
Federal Home Loan Bank
3.375% due 06/24/2011		300	311
Freddie Mac
0.354% due 12/25/2036		369	351
0.469% due 07/15/2019 - 10/15/2020		1,717	1,682
0.669% due 12/15/2030		59	58
0.719% due 06/15/2018		40	39
0.769% due 11/15/2030		12	12
0.888% due 02/01/2011		200	200
0.926% due 05/04/2011		7,600	7,620
0.937% due 08/05/2011		3,400	3,401
1.125% due 06/01/2011		2,300	2,297
1.211% due 04/07/2011		1,000	1,003
1.625% due 04/26/2011		1,700	1,714
2.639% due 02/25/2045		108	103
4.700% due 06/01/2035		395	407
4.710% due 08/01/2035		441	450
4.875% due 06/13/2018		100	108
4.924% due 07/01/2035		155	161
5.000% due 11/01/2018 - 07/15/2024		196	202
5.250% due 07/18/2011		200	216
5.500% due 08/01/2038 - 10/01/2038		2,496	2,580
6.000% due 03/01/2016 - 07/01/2039		463	485
6.500% due 07/25/2043		174	186
Ginnie Mae
4.000% due 02/20/2032		40	40
5.375% due 06/20/2027 - 05/20/2030		85	88
6.000% due 03/15/2037 - 04/15/2038		803	836
6.000% due 11/15/2038 (f)		724	755
6.500% due 04/15/2036		853	907
8.500% due 10/20/2026		14	16

Total U.S. Government Agencies (Cost $78,798)			80,593

MORTGAGE-BACKED SECURITIES 9.5%
American Home Mortgage Investment Trust
4.290% due 10/25/2034		301	214
4.390% due 02/25/2045		64	50
Banc of America Funding Corp.
3.781% due 05/25/2035		1,811	1,540
Bear Stearns Adjustable Rate Mortgage Trust
4.740% due 10/25/2035		318	307
5.088% due 02/25/2033		5	4
5.409% due 01/25/2034		54	44
5.423% due 04/25/2033		113	102
5.609% due 02/25/2033		7	7
Bear Stearns Alt-A Trust
5.362% due 05/25/2035		198	128
5.490% due 09/25/2035		47	25
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		100	81
5.471% due 01/12/2045		300	250
Bear Stearns Mortgage Funding Trust
0.384% due 02/25/2037		144	111
Citigroup Mortgage Loan Trust, Inc.
0.379% due 01/25/2037		380	317
2.850% due 12/25/2035		90	74
4.700% due 12/25/2035		68	55
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		400	293
Countrywide Alternative Loan Trust
4.500% due 06/25/2035		82	80
Countrywide Home Loan Mortgage Pass-Through Trust
4.711% due 02/20/2035		285	227
4.786% due 11/25/2034		158	120
5.250% due 02/20/2036		168	98
Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039		100	72
CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040		55	56
GMAC Mortgage Corp. Loan Trust
5.468% due 11/19/2035		94	61
Greenpoint Mortgage Funding Trust
0.394% due 01/25/2047		117	89
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		100	85
5.444% due 03/10/2039		300	240
GS Mortgage Securities Corp. II
0.408% due 03/06/2020		244	209
5.993% due 08/10/2045		300	228
GSR Mortgage Loan Trust
3.726% due 06/25/2034		100	86
4.469% due 09/25/2035		526	443
JPMorgan Chase Commercial Mortgage Securities Corp.
5.882% due 02/15/2051		300	226
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		83	83
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.399% due 09/15/2021		33	29
Mellon Residential Funding Corp.
0.759% due 12/15/2030		564	455
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		300	202
MLCC Mortgage Investors, Inc.
0.564% due 11/25/2035		36	25
Morgan Stanley Capital I
0.380% due 10/15/2020		70	52
5.809% due 12/12/2049		100	76
Prime Mortgage Trust
0.714% due 02/25/2019		10	9
0.714% due 02/25/2034		29	23
Structured Adjustable Rate Mortgage Loan Trust
2.610% due 01/25/2035		143	60
4.802% due 02/25/2034		194	146
5.073% due 08/25/2034		266	188
Structured Asset Mortgage Investments, Inc.
0.444% due 03/25/2037		294	107
0.563% due 07/19/2035		109	70
0.594% due 02/25/2036		62	29
Structured Asset Securities Corp.
3.716% due 01/25/2032		4	4
4.504% due 10/25/2035		110	76
Wachovia Bank Commercial Mortgage Trust
0.399% due 06/15/2020		300	221
0.409% due 09/15/2021		133	96
WaMu Mortgage Pass-Through Certificates
0.584% due 12/25/2045		63	30
0.604% due 10/25/2045		33	17
0.682% due 11/25/2034		211	109
2.070% due 01/25/2047		72	32
2.674% due 05/25/2041		23	19
2.740% due 06/25/2042		64	47
3.127% due 09/25/2046		135	59
Washington Mutual MSC Mortgage Pass-Through Certificates
5.380% due 02/25/2033		14	12
Wells Fargo Mortgage-Backed Securities Trust
4.603% due 01/25/2034		4,460	4,106

Total Mortgage-Backed Securities (Cost $14,756)			12,304

ASSET-BACKED SECURITIES 5.7%
Asset-Backed Funding Certificates
0.374% due 01/25/2037		46	38
Atrium CDO Corp.
1.522% due 06/27/2015		570	439
BA Credit Card Trust
0.519% due 01/15/2013		400	396
0.539% due 04/16/2012		200	200
0.899% due 04/15/2013		200	199
Bear Stearns Asset-Backed Securities Trust
0.374% due 01/25/2037		148	120
1.314% due 10/25/2037		400	216
Citibank Credit Card Issuance Trust
1.169% due 07/25/2011		400	400
Citigroup Mortgage Loan Trust, Inc.
0.374% due 01/25/2037		8	8
Countrywide Asset-Backed Certificates
0.364% due 05/25/2037		299	283
0.794% due 12/25/2031		24	10
First Franklin Mortgage Loan Asset-Backed Certificates
0.354% due 01/25/2038		109	100
Ford Credit Auto Owner Trust
0.919% due 07/15/2010		153	153
GE-WMC Mortgage Securities LLC
0.354% due 08/25/2036		22	16
GSAMP Trust
0.604% due 03/25/2034		18	18
HSI Asset Securitization Corp. Trust
0.364% due 12/25/2036		27	16
Lehman XS Trust
0.394% due 11/25/2046		3,653	3,058
Long Beach Mortgage Loan Trust
0.594% due 10/25/2034		6	4
Morgan Stanley ABS Capital I
0.364% due 07/25/2036		52	31
0.364% due 11/25/2036		1,674	1,581
Securitized Asset-Backed Receivables LLC Trust
0.374% due 12/25/2036		107	60
Soundview Home Equity Loan Trust
0.394% due 01/25/2037		79	77
Truman Capital Mortgage Loan Trust
0.654% due 01/25/2034		22	21
Wells Fargo Home Equity Trust
0.364% due 01/25/2037		6	6

Total Asset-Backed Securities (Cost $8,516)			7,450

SOVEREIGN ISSUES 1.2%
Export-Import Bank of Korea
8.125% due 01/21/2014		1,100	1,206
Korea Development Bank
1.317% due 04/03/2010		300	294

Total Sovereign Issues (Cost $1,396)			1,500

FOREIGN CURRENCY-DENOMINATED ISSUES 0.5%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	400	202
Fortis Bank Nederland Holding NV
3.000% due 04/17/2012	EUR	200	284
Societe Financement de l’Economie Francaise
2.125% due 05/20/2012		100	140

Total Foreign Currency-Denominated Issues (Cost $619)			626

	SHARES
PREFERRED STOCKS 0.4%
DG Funding Trust
1.343% due 12/31/2049		65	562

Total Preferred Stocks (Cost $688)			562

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.9%
REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 07/01/2009		$311	311

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/27/2009 valued at $320. Repurchase proceeds are $311.)
U.S. TREASURY BILLS 0.0%
0.116% due 07/02/2009 - 07/16/2009 (b)(d)		20	20

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 3.7%
		480,216	4,806

Total Short-Term Instruments (Cost $5,137)			5,137

PURCHASED OPTIONS (h) 0.1% (Cost $48)			168
Total Investments 109.6% (Cost $145,858)			$142,771
Written Options (i) (0.0%) (Premiums $29)			(9)
Other Assets and Liabilities (Net) (9.6%)			(12,551)

Net Assets 100.0%			$130,211

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Affiliated to the Fund.

(d) Securities with an aggregate market value of $20 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(e) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $21,225 at a weighted average interest rate of 0.430%. On June 30, 2009, securities valued at $3,137 were pledged as collateral for reverse repurchase agreements.

(f) Securities with an aggregate market value of $171 and cash of $722 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	3	$3
90-Day Euribor March Futures	Long	03/2010	6	8
90-Day Eurodollar December Futures	Long	12/2009	43	104
90-Day Eurodollar December Futures	Long	12/2010	18	(11)
90-Day Eurodollar June Futures	Long	06/2010	14	4
90-Day Eurodollar March Futures	Long	03/2010	12	63
90-Day Eurodollar September Futures	Long	09/2009	107	931
90-Day Eurodollar September Futures	Long	09/2010	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	4	27
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	2	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	2	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	2	1
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	2	0

				$1,129

(g) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	GSC	1.380%	06/20/2013	15.775%	$300	$(110)	$0	$(110)
American International Group, Inc.	RBS	1.360%	06/20/2013	15.775%	300	(110)	0	(110)
General Electric Capital Corp.	BCLY	0.770%	06/20/2010	3.927%	200	(6)	0	(6)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	3.944%	200	(7)	0	(7)
General Electric Capital Corp.	BCLY	4.400%	12/20/2013	4.336%	100	0	0	0
General Electric Capital Corp.	BCLY	4.700%	12/20/2013	4.336%	200	3	0	3
General Electric Capital Corp.	BNP	0.940%	12/20/2010	4.048%	200	(9)	0	(9)
General Electric Capital Corp.	BNP	1.250%	03/20/2013	4.347%	100	(10)	0	(10)
General Electric Capital Corp.	BNP	1.300%	03/20/2013	4.347%	100	(10)	0	(10)
General Electric Capital Corp.	CITI	1.120%	12/20/2010	4.048%	200	(8)	0	(8)
General Electric Capital Corp.	CITI	4.000%	12/20/2013	4.336%	300	(3)	0	(3)
General Electric Capital Corp.	CITI	4.200%	12/20/2013	4.336%	300	(1)	0	(1)
General Electric Capital Corp.	CITI	4.325%	12/20/2013	4.336%	200	0	0	0
General Electric Capital Corp.	DUB	1.070%	09/20/2010	3.944%	200	(7)	0	(7)
General Electric Capital Corp.	DUB	4.230%	12/20/2013	4.336%	300	(1)	0	(1)
GMAC LLC	MLP	1.850%	09/20/2009	13.784%	1,000	(26)	0	(26)
JSC Gazprom	MSC	0.860%	11/20/2011	5.055%	400	(37)	0	(37)
JSC Gazprom	MSC	2.480%	02/20/2013	4.938%	1,000	(69)	0	(69)
SLM Corp.	BNP	5.050%	03/20/2013	8.375%	200	(18)	0	(18)

						$(429)	$0	$(429)

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	$1,070	$13	$0	$13
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	97	0	0	0

					$13	$0	$13

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM	EUR	200	$4	$0	$4
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		200	3	0	3
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		200	3	0	3
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		100	2	0	2
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		100	2	0	2
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	600	0	0	0
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		400	1	0	1
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		100	0	0	0
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		400	5	(1)	6
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		400	6	0	6
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		200	3	0	3
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		200	4	0	4
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		6,700	196	(5)	201
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		$1,900	66	(19)	85
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		4,100	143	(12)	155
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		1,200	60	44	16
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	DUB		1,000	6	0	6
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	RBS		300	2	0	2
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC		100	0	(2)	2
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	1,900	(7)	15	(22)
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBS	GBP	100	12	0	12

							$511	$20	$491

(h) Purchased options outstanding on June 30, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$900	$9	$32
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,600	18	57
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	2,200	21	79

							$48	$168

(i) Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar September Futures	$98.500	09/14/2009	47	$11	$2
Put - CME 90-Day Eurodollar September Futures	98.625	09/14/2009	4	1	0

				$12	$2

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	$500	$2	$1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	500	1	1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009	500	2	1
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	500	2	0
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,000	4	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	1,500	6	3

							$17	$7

(j) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value(6)
Fannie Mae	6.000%	07/01/2039	$8,000	$8,321	$8,361
Freddie Mac	5.500%	07/01/2039	1,000	1,033	1,032

				$9,354	$9,393

(k) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	GSC	180	07/2009	$3	$0	$3
Buy	BRL	HSBC	779	08/2009	24	0	24
Sell		HSBC	331	08/2009	0	(17)	(17)
Buy		MLP	383	08/2009	16	0	16
Buy	CAD	JPM	158	08/2009	0	(8)	(8)
Buy	CNY	BCLY	1,019	07/2009	0	(8)	(8)
Sell		BCLY	671	07/2009	0	(4)	(4)
Sell		CITI	1,350	07/2009	0	(6)	(6)
Buy		DUB	3,421	07/2009	0	(28)	(28)
Sell		DUB	3,081	07/2009	0	(12)	(12)
Buy		HSBC	1,066	07/2009	0	(8)	(8)
Sell		HSBC	818	07/2009	0	(3)	(3)
Buy		JPM	1,104	07/2009	0	(10)	(10)
Sell		JPM	690	07/2009	0	(4)	(4)
Buy		BCLY	438	09/2009	1	0	1
Sell		BCLY	955	09/2009	0	(3)	(3)
Buy		CITI	208	09/2009	1	0	1
Sell		CITI	801	09/2009	0	(3)	(3)
Buy		DUB	1,039	09/2009	2	0	2
Buy		HSBC	416	09/2009	1	0	1
Sell		HSBC	224	09/2009	0	(1)	(1)
Buy		JPM	207	09/2009	0	0	0
Sell		JPM	330	09/2009	0	(1)	(1)
Buy		BCLY	182	03/2010	0	0	0
Buy		HSBC	183	03/2010	0	0	0
Buy		JPM	1,102	03/2010	0	(1)	(1)
Sell	EUR	BCLY	34	07/2009	0	0	0
Sell		GSC	17	07/2009	0	0	0
Sell	GBP	CITI	330	07/2009	0	(32)	(32)
Buy		MSC	251	07/2009	0	(2)	(2)
Buy		RBS	79	07/2009	6	0	6
Sell		MSC	251	08/2009	2	0	2
Buy	JPY	BNP	4,863	07/2009	0	0	0
Buy		MSC	4,863	08/2009	0	0	0
Buy	SEK	BCLY	12,648	07/2009	33	0	33
Buy		RBS	12,648	10/2009	1	0	1
Buy	SGD	HSBC	116	07/2009	0	0	0
Sell		HSBC	116	07/2009	0	(4)	(4)

					$90	$(155)	$(65)

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$34,034	$0	$34,034
U.S. Government Agencies	0	80,593	0	80,593
Mortgage-Backed Securities	0	12,228	76	12,304
Asset-Backed Securities	0	7,450	0	7,450
Other Investments++	4,806	3,584	0	8,390

Investments, at value	$4,806	$137,889	$76	$142,771

Short Sales, at value	$0	$(9,393)	$0	$(9,393)

Financial Derivative Instruments+++	$1,129	$(13)	$14	$1,130

Total	$5,935	$128,483	$90	$134,508

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2009
Mortgage-Backed Securities	$0	$(4)	$0	$0	$12	$68	$76

Asset-Backed Securities	$23	$(1)	$0	$0	$0	$(22)	$0

Investments, at value	$23	$(5)	$0	$0	$12	$46	$76

Financial Derivative Instruments+++	$3	$0	$0	$0	$(1)	$12	$14

Total	$26	$(5)	$0	$0	$11	$58	$90

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Moderate Duration Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.4%
Daimler Finance North America LLC
4.320% due 08/03/2012		$7,860	$7,319

Total Bank Loan Obligations (Cost $7,573)			7,319

CORPORATE BONDS & NOTES 23.6%
BANKING & FINANCE 18.6%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		2,100	2,174
American Express Bank FSB
0.621% due 06/12/2017		18,000	13,232
American Express Centurion Bank
5.550% due 10/17/2012		3,200	3,200
American General Finance Corp.
6.900% due 12/15/2017		13,000	7,049
American International Group, Inc.
1.217% due 10/18/2011		200	129
4.950% due 03/20/2012		1,700	1,157
5.375% due 10/18/2011		100	72
5.850% due 01/16/2018		100	53
8.250% due 08/15/2018		2,400	1,414
ANZ National International Ltd.
1.014% due 08/07/2009		3,200	3,201
6.200% due 07/19/2013		2,600	2,682
Bank of America Corp.
1.127% due 11/06/2009		1,900	1,897
1.213% due 08/15/2016		900	707
4.500% due 08/01/2010		265	266
6.250% due 04/15/2012		415	427
Bank of America N.A.
0.909% due 06/15/2016		17,500	13,032
Bank of Scotland PLC
0.689% due 12/08/2010		2,600	2,477
Bear Stearns Cos. LLC
1.507% due 07/19/2010		15,500	15,517
6.950% due 08/10/2012		8,100	8,812
Bellsouth Capital Funding Corp.
7.750% due 02/15/2010		427	443
CIT Group, Inc.
0.759% due 03/12/2010		8,060	6,866
1.170% due 02/13/2012		10,000	5,904
Citigroup Capital XXI
8.300% due 12/21/2077		12,500	9,763
Citigroup, Inc.
0.631% due 12/28/2009		2,100	2,080
2.125% due 04/30/2012		2,100	2,111
5.500% due 04/11/2013		7,500	7,038
5.625% due 08/27/2012		1,800	1,687
6.500% due 08/19/2013		880	856
8.400% due 04/29/2049 (a)		10,000	7,513
Countrywide Home Loans, Inc.
5.625% due 07/15/2009		100	100
Credit Agricole S.A.
0.714% due 05/28/2010		2,900	2,885
Dexia Credit Local
1.262% due 09/23/2011		3,000	2,992
Ford Motor Credit Co. LLC
5.700% due 01/15/2010		2,200	2,124
7.250% due 10/25/2011		400	346
7.375% due 10/28/2009		2,100	2,082
7.375% due 02/01/2011		2,000	1,811
7.875% due 06/15/2010		1,500	1,425
8.000% due 12/15/2016		1,000	766
8.625% due 11/01/2010		700	658
General Electric Capital Corp.
0.655% due 10/06/2010		900	884
0.953% due 08/15/2011		100	95
1.177% due 01/20/2010		4,400	4,375
1.800% due 03/11/2011		3,700	3,735
GMAC LLC
6.000% due 12/15/2011		500	420
6.875% due 08/28/2012		7,600	6,200
Goldman Sachs Group, Inc.
1.187% due 02/06/2012		4,600	4,395
1.501% due 07/22/2015		5,649	4,870
5.125% due 01/15/2015		385	379
5.750% due 10/01/2016		410	402
6.875% due 01/15/2011		195	206
HSBC Finance Corp.
1.162% due 10/21/2009		2,300	2,293
ICICI Bank Ltd.
1.679% due 01/12/2010		4,700	4,607
International Lease Finance Corp.
5.300% due 05/01/2012		10,000	7,758
5.450% due 03/24/2011		4,496	3,771
5.625% due 09/15/2010		10,000	8,986
JPMorgan Chase Bank N.A.
0.959% due 06/13/2016		6,600	5,389
Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)		9,600	1,464
2.950% due 05/25/2010 (a)		2,500	381
5.625% due 01/24/2013 (a)		2,500	391
Longpoint Re Ltd.
5.874% due 05/08/2010		1,300	1,264
Merrill Lynch & Co., Inc.
0.726% due 12/04/2009		3,700	3,693
0.867% due 06/05/2012		10,500	9,355
Morgan Stanley
1.221% due 01/15/2010		9,700	9,623
3.006% due 05/14/2010		4,200	4,189
Mystic Re Ltd.
10.668% due 06/07/2011		1,100	1,024
National Australia Bank Ltd.
1.424% due 02/08/2010		18,400	18,400
Osiris Capital PLC
6.131% due 01/15/2010		1,600	1,577
Petroleum Export Ltd.
5.265% due 06/15/2011		370	357
Pricoa Global Funding I
5.400% due 10/18/2012		10,890	10,576
Principal Life Income Funding Trusts
5.300% due 04/24/2013		1,900	1,898
Residential Reinsurance 2007 Ltd.
10.918% due 06/07/2010		500	475
Royal Bank of Scotland Group PLC
1.320% due 04/08/2011		2,500	2,498
SLM Corp.
1.252% due 07/26/2010		10,000	9,079
Wachovia Corp.
0.718% due 12/01/2009		6,000	5,990
5.500% due 05/01/2013		400	414
Wells Fargo & Co.
7.980% due 03/29/2049		41,400	34,412

			312,773

INDUSTRIALS 3.6%
BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013		90	94
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		1,900	1,950
Comcast Corp.
4.950% due 06/15/2016		220	216
5.300% due 01/15/2014		200	207
Gaz Capital S.A.
8.625% due 04/28/2034		17,900	17,609
Kinder Morgan Energy Partners LP
7.500% due 11/01/2010		205	214
Pemex Project Funding Master Trust
9.125% due 10/13/2010		45	49
Philip Morris International, Inc.
4.875% due 05/16/2013		16,300	17,126
Roche Holdings, Inc.
2.661% due 02/25/2011		13,500	13,656
Tennessee Gas Pipeline Co.
7.000% due 03/15/2027		7,800	7,480
Time Warner, Inc.
1.150% due 11/13/2009		2,700	2,694

			61,295

UTILITIES 1.4%
AT&T, Inc.
1.116% due 02/05/2010		1,700	1,701
5.100% due 09/15/2014		410	427
5.500% due 02/01/2018		290	290
6.250% due 03/15/2011		333	353
British Telecommunications PLC
9.125% due 12/15/2010		540	574
Dominion Resources, Inc.
5.150% due 07/15/2015		90	91
5.600% due 11/15/2016		210	215
Nevada Power Co.
7.125% due 03/15/2019		1,130	1,210
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012		185	207
Pacific Gas & Electric Co.
4.800% due 03/01/2014		226	238
Progress Energy, Inc.
6.850% due 04/15/2012		139	151
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		461	449
Verizon Communications, Inc.
5.550% due 02/15/2016		270	280
6.100% due 04/15/2018		16,000	16,438
Verizon Global Funding Corp.
7.375% due 09/01/2012		280	314

			22,938

Total Corporate Bonds & Notes (Cost $423,251)			397,006

MUNICIPAL BONDS & NOTES 0.1%
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039		100	98
7.500% due 04/01/2034		100	92
7.550% due 04/01/2039		100	91
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.250% due 06/01/2019		1,230	1,298

Total Municipal Bonds & Notes (Cost $1,528)			1,579

U.S. GOVERNMENT AGENCIES 90.2%
Fannie Mae
0.374% due 07/25/2037		3,926	3,483
0.714% due 11/25/2032		7	7
4.500% due 06/01/2023		905	925
4.801% due 01/01/2027		74	74
4.827% due 06/01/2035		11,938	12,365
5.000% due 12/01/2013 - 07/01/2039		714,282	734,929
5.500% due 03/01/2016 - 05/01/2039		163,037	169,139
5.500% due 09/01/2034 (g)		90,360	93,691
6.000% due 09/25/2016 - 07/01/2039		244,605	256,077
6.500% due 01/01/2013 - 06/25/2044		15,548	16,601
7.000% due 05/01/2012 - 05/01/2032		177	191
7.500% due 03/01/2015 - 07/25/2041		316	343
8.000% due 06/01/2015 - 08/01/2031		53	57
12.000% due 05/01/2016		1	2
Federal Home Loan Bank
3.375% due 06/24/2011		600	623
Federal Housing Administration
7.430% due 04/01/2022 - 06/01/2023		243	244
Freddie Mac
0.469% due 07/15/2019 - 10/15/2020		23,086	22,624
0.641% due 08/24/2010 (e)		6,396	6,413
0.888% due 02/01/2011		600	599
0.926% due 05/04/2011 (e)		25,657	25,723
0.937% due 08/05/2011		9,300	9,303
1.125% due 06/01/2011		3,900	3,895
1.625% due 04/26/2011		6,400	6,453
4.000% due 05/01/2019		75	77
4.500% due 05/01/2018 - 05/01/2034		730	754
4.875% due 06/13/2018		1,200	1,294
5.000% due 04/15/2016 - 01/01/2037		6,047	6,196
5.250% due 07/18/2011		400	432
5.500% due 06/01/2017 - 01/01/2039		50,880	52,603
6.000% due 09/01/2013 - 07/01/2039		9,583	10,018
6.500% due 07/25/2043		4	5
7.000% due 04/01/2032		31	33
7.500% due 05/01/2015		1	1
8.000% due 01/01/2012		3	3
8.500% due 04/15/2025		210	227
Ginnie Mae
0.768% due 10/16/2030		25	24
0.918% due 02/16/2030		565	565
0.968% due 02/16/2030		355	353
4.125% due 11/20/2017 - 11/20/2025		53	54
4.375% due 03/20/2020 - 03/20/2028		256	261
5.000% due 09/15/2017 - 12/15/2017		123	130
5.500% due 01/15/2017 - 09/20/2034		14,643	15,335
6.000% due 07/20/2015 - 08/20/2034		117	122
6.500% due 01/20/2034 - 08/20/2034		88	93
7.000% due 07/15/2031 - 12/15/2032		81	89
7.500% due 04/20/2027 - 01/15/2031		404	433
8.000% due 04/15/2017 - 11/15/2022		893	974
9.000% due 10/15/2017		2	2
9.500% due 08/15/2021 - 12/15/2021		14	16
Small Business Administration
4.340% due 03/01/2024		58	59
4.504% due 02/01/2014		34	35
4.727% due 02/10/2019		41,627	42,316
4.750% due 07/01/2025		15,170	15,784
5.130% due 09/01/2023		14	15
6.090% due 07/01/2011		38	39
6.640% due 02/01/2011		558	585
7.449% due 08/01/2010		681	705
U.S. Department of Housing and Urban Development
5.070% due 08/01/2015		2,000	2,142
5.290% due 08/01/2017		5,000	5,328

Total U.S. Government Agencies (Cost $1,490,187)			1,520,863

U.S. TREASURY OBLIGATIONS 0.3%
Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028		1,118	1,056
2.625% due 07/15/2017		1,028	1,094
U.S. Treasury Notes
0.875% due 04/30/2011 (g)		3,450	3,441

Total U.S. Treasury Obligations (Cost $5,491)			5,591

MORTGAGE-BACKED SECURITIES 3.2%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		1,718	1,354
5.660% due 09/25/2045		8,754	5,366
Banc of America Funding Corp.
3.781% due 05/25/2035		2,829	2,406
Bear Stearns Adjustable Rate Mortgage Trust
5.088% due 02/25/2033		90	81
5.609% due 02/25/2033		179	167
Bear Stearns Alt-A Trust
5.362% due 05/25/2035		3,807	2,468
5.490% due 09/25/2035		939	510
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		100	81
5.471% due 01/12/2045		300	250
Citigroup Mortgage Loan Trust, Inc.
4.748% due 08/25/2035		12,850	10,230
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		600	439
Countrywide Alternative Loan Trust
6.000% due 10/25/2032		2	1
Countrywide Home Loan Mortgage Pass-Through Trust
0.604% due 04/25/2035		324	149
4.711% due 02/20/2035		3,953	3,147
4.786% due 11/25/2034		2,219	1,686
Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039		100	72
6.425% due 02/15/2041		12,100	8,763
CS First Boston Mortgage Securities Corp.
1.135% due 03/25/2032		67	51
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		100	85
5.444% due 03/10/2039		200	160
GS Mortgage Securities Corp. II
0.408% due 03/06/2020		2,954	2,534
5.993% due 08/10/2045		700	531
Indymac ARM Trust
4.129% due 01/25/2032		84	54
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		100	74
5.882% due 02/15/2051		200	150
JPMorgan Mortgage Trust
5.012% due 02/25/2035		1,968	1,722
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		400	269
Merrill Lynch Mortgage Investors, Inc.
0.524% due 02/25/2036		1,327	717
MLCC Mortgage Investors, Inc.
0.564% due 11/25/2035		361	249
Morgan Stanley Capital I
5.809% due 12/12/2049		100	77
Prime Mortgage Trust
0.714% due 02/25/2019		89	84
0.714% due 02/25/2034		538	436
Structured Asset Mortgage Investments, Inc.
0.563% due 07/19/2035		1,501	959
Structured Asset Securities Corp.
4.687% due 02/25/2032		32	28
Thornburg Mortgage Securities Trust
0.424% due 11/25/2046		1,835	1,650
Wachovia Bank Commercial Mortgage Trust
0.399% due 06/15/2020		3,371	2,483
5.509% due 04/15/2047		300	200
WaMu Mortgage Pass-Through Certificates
0.604% due 10/25/2045		846	444
2.540% due 11/25/2042		301	174
2.877% due 02/27/2034		7	6
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		4,526	3,203

Total Mortgage-Backed Securities (Cost $67,038)			53,510

ASSET-BACKED SECURITIES 2.1%
Asset-Backed Funding Certificates
0.374% due 01/25/2037		757	625
BA Credit Card Trust
0.899% due 04/15/2013		2,100	2,084
Brazos Student Finance Corp.
1.110% due 06/01/2023		190	189
Ford Credit Auto Owner Trust
1.739% due 06/15/2012		30,000	30,107
Freemont Home Loan Owner Trust
1.104% due 12/25/2029		195	126
HFC Home Equity Loan Asset-Backed Certificates
0.605% due 01/20/2034		2,516	1,743
HSI Asset Securitization Corp. Trust
0.364% due 12/25/2036		566	343
Long Beach Mortgage Loan Trust
0.594% due 10/25/2034		87	55
SLM Student Loan Trust
1.392% due 01/25/2015		660	656

Total Asset-Backed Securities (Cost $37,029)			35,928

SOVEREIGN ISSUES 0.2%
Hydro Quebec
1.875% due 09/29/2049		5,000	3,476
Republic of Korea
4.250% due 06/01/2013		135	133

Total Sovereign Issues (Cost $4,755)			3,609

FOREIGN CURRENCY-DENOMINATED ISSUES 1.5%
Banque Centrale de Tunisie
7.500% due 08/06/2009	EUR	6,000	8,448
CIT Group, Inc.
1.645% due 06/20/2013		4,000	3,058
Fortis Bank Nederland Holding NV
3.000% due 04/17/2012		1,000	1,419
General Electric Capital Corp.
0.748% due 03/03/2010	CHF	8,200	7,430
Societe Financement de l’Economie Francaise
2.125% due 05/20/2012	EUR	2,000	2,804
Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	200,000	1,952

Total Foreign Currency-Denominated Issues (Cost $21,649)			25,111

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.6%
General Motors Corp.
5.250% due 03/06/2032		4,000	12
Wells Fargo & Co.
7.500% due 12/31/2049		12,100	9,498

Total Convertible Preferred Stocks (Cost $8,411)			9,510

PREFERRED STOCKS 0.5%
DG Funding Trust
1.343% due 12/31/2049		912	7,889

Total Preferred Stocks (Cost $9,440)			7,889

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.7%
REPURCHASE AGREEMENTS 0.8%
Barclays Capital, Inc.
0.020% due 07/01/2009		$4,000	4,000
(Dated 06/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2016 valued at $4,143. Repurchase proceeds are $4,000.)
JPMorgan Chase Bank N.A.
0.090% due 07/01/2009		8,000	8,000
(Dated 06/30/2009. Collateralized by Fannie Mae 1.780% due 04/01/2011 valued at $8,189. Repurchase proceeds are $8,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2009		1,381	1,381
(Dated 06/30/2009. Collateralized by Fannie Mae 1.722% due 05/10/2011 valued at $1,412. Repurchase proceeds are $1,381.)

			13,381

U.S. TREASURY BILLS 0.1%
0.111% due 07/02/2009 - 07/16/2009 (b)(e)(g)		1,358	1,358

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 0.8%
		1,379,622	13,809

Total Short-Term Instruments (Cost $28,549)			28,548

PURCHASED OPTIONS (i) 0.2% (Cost $1,142)			4,073
Total Investments 124.6% (Cost $2,106,043)			$2,100,536
Written Options (j) (0.0%) (Premiums $151)			(55)
Other Assets and Liabilities (Net) (24.6%)			(415,048)

Net Assets 100.0%			$1,685,433

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Affiliated to the Fund.

(e) Securities with an aggregate market value of $7,477 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(f) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $119,489 at a weighted average interest rate of 0.463%. On June 30, 2009, there were no open reverse repurchase agreements.

(g) Securities with an aggregate market value of $4,946 and cash of $160 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	45	$40
90-Day Euribor March Futures	Long	03/2010	75	102
90-Day Eurodollar December Futures	Long	12/2009	1,464	1,096
90-Day Eurodollar December Futures	Long	12/2010	596	(212)
90-Day Eurodollar June Futures	Long	06/2010	503	45
90-Day Eurodollar March Futures	Long	03/2010	116	686
90-Day Eurodollar March Futures	Long	03/2011	95	(119)
90-Day Eurodollar September Futures	Long	09/2009	331	2,022
90-Day Eurodollar September Futures	Long	09/2010	121	(34)
U.S. Treasury 5-Year Note September Futures	Long	09/2009	1,500	(2,442)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	56	382
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	22	(12)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	22	7
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	22	14
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	22	(2)

				$1,573

(h) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	2.100%	03/20/2013	16.024%	$1,100	$(374)	$0	$(374)
American International Group, Inc.	DUB	1.630%	06/20/2013	15.775%	13,200	(4,759)	0	(4,759)
Brazil Government International Bond	CSFB	3.350%	12/20/2009	0.793%	1,000	13	0	13
Ford Motor Credit Co. LLC	BCLY	5.650%	09/20/2012	10.284%	1,000	(113)	0	(113)
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	10.284%	300	(47)	0	(47)
General Electric Capital Corp.	BCLY	1.670%	03/20/2013	4.347%	12,100	(1,033)	0	(1,033)
General Electric Capital Corp.	BCLY	1.270%	06/20/2013	4.342%	15,000	(1,551)	0	(1,551)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	3.900%	1,000	(20)	0	(20)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	3.900%	600	(12)	0	(12)
General Electric Capital Corp.	GSC	0.900%	12/20/2010	4.048%	800	(35)	0	(35)
General Electric Capital Corp.	RBS	1.270%	06/20/2013	4.342%	10,000	(1,034)	0	(1,034)
GMAC LLC	BCLY	3.650%	09/20/2012	10.203%	1,000	(160)	0	(160)
GMAC LLC	GSC	3.200%	09/20/2012	10.203%	500	(86)	0	(86)
GMAC LLC	JPM	4.850%	09/20/2012	10.203%	1,400	(182)	0	(182)
JSC Gazprom	MSC	0.860%	11/20/2011	5.055%	5,700	(523)	0	(523)
Panama Government International Bond	JPM	1.250%	01/20/2017	2.195%	700	(37)	0	(37)
Qwest Capital Funding, Inc.	CSFB	4.650%	09/20/2010	6.155%	1,000	(16)	0	(16)
SLM Corp.	BNP	5.050%	03/20/2013	8.375%	1,600	(149)	0	(149)
SLM Corp.	CITI	5.600%	09/20/2009	8.948%	5,800	(35)	0	(35)

						$(10,153)	$0	$(10,153)

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 25-35%	CITI	2.179%	06/20/2012	$500	$(114)	$0	$(114)
CDX.HY-8 5-Year Index 25-35%	MLP	1.833%	06/20/2012	1,400	(332)	0	(332)
CDX.HY-8 5-Year Index 25-35%	MSC	2.080%	06/20/2012	1,300	(299)	0	(299)
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	6,020	(290)	0	(290)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,855	(233)	0	(233)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,360	(64)	0	(64)
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	12,737	174	0	174
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	8,264	99	0	99
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	195	1	0	1
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	583	2	0	2
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	1,653	14	0	14
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	2,042	12	0	12

					$(1,030)	$0	$(1,030)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	5,100	$246	$0	$246
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,400	80	0	80
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		3,500	69	1	68
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		900	16	0	16
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		700	12	0	12
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		1,100	21	0	21
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		500	9	0	9
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		200	3	0	3
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY		BRL 7,400	5	0	5
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		4,800	7	0	7
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		1,900	4	0	4
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		3,600	46	(7)	53
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		3,600	47	(5)	52
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		3,200	55	4	51
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		2,900	56	3	53
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		2,600	(35)	(47)	12
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BCLY		4,300	67	(2)	69
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		4,300	67	(2)	69
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		600	23	2	21
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS		$52,000	1,534	0	1,534
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		40,700	1,435	(400)	1,835
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		54,500	1,922	(161)	2,083
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY		1,100	54	40	14
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		2,700	133	98	35
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CSFB		9,000	446	341	105
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		3,900	193	126	67
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		1,800	90	41	49
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	17,800	(62)	144	(206)
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC	GBP	3,100	117	(32)	149
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBS		600	70	(1)	71

							$6,730	$143	$6,587

(i) Purchased options outstanding on June 30, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$19,600	$210	$703
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	13,400	143	480
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	5,300	59	190
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	32,400	306	1,162
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	19,500	221	699
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	19,200	203	839

							$1,142	$4,073

(j) Written options outstanding on June 30, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	$4,000	$17	$3
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	2,500	7	5
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009	3,500	14	5
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	4,000	16	3
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	7,000	33	6
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	2,000	9	2
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	15,000	55	31

							$151	$55

(k) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	07/01/2039	$7,000	$7,224	$7,224
Freddie Mac	5.500%	07/01/2039	27,000	27,876	27,865

				$35,100	$35,089

(l) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	GSC	1,661	07/2009	$31	$0	$31
Buy	BRL	HSBC	15,421	08/2009	513	0	513
Buy		MLP	6,052	08/2009	253	0	253
Buy	CAD	JPM	2,266	08/2009	0	(121)	(121)
Buy	CNY	BCLY	12,334	07/2009	0	(101)	(101)
Sell		BCLY	6,953	07/2009	0	(46)	(46)
Sell		CITI	18,589	07/2009	0	(71)	(71)
Buy		DUB	40,254	07/2009	0	(329)	(329)
Sell		DUB	32,574	07/2009	0	(122)	(122)
Buy		HSBC	12,467	07/2009	0	(87)	(87)
Sell		HSBC	12,959	07/2009	0	(48)	(48)
Buy		JPM	13,009	07/2009	0	(114)	(114)
Sell		JPM	6,989	07/2009	0	(46)	(46)
Buy		BCLY	4,136	09/2009	8	0	8
Sell		BCLY	10,543	09/2009	0	(38)	(38)
Buy		CITI	2,638	09/2009	6	0	6
Sell		CITI	8,206	09/2009	0	(28)	(28)
Buy		DUB	12,126	09/2009	27	0	27
Buy		HSBC	5,408	09/2009	12	0	12
Sell		HSBC	3,126	09/2009	0	(12)	(12)
Buy		JPM	2,209	09/2009	4	0	4
Sell		JPM	4,642	09/2009	0	(18)	(18)
Buy		BCLY	2,546	03/2010	0	(2)	(2)
Buy		HSBC	2,552	03/2010	0	(1)	(1)
Buy		JPM	15,540	03/2010	0	(7)	(7)
Sell	EUR	BCLY	9,108	07/2009	0	(69)	(69)
Sell		GSC	251	07/2009	0	0	0
Sell	GBP	CITI	4,231	07/2009	0	(415)	(415)
Buy		MSC	3,460	07/2009	0	(24)	(24)
Buy		RBS	771	07/2009	59	0	59
Sell		MSC	3,460	08/2009	24	0	24
Sell	JPY	BNP	119,689	07/2009	0	(1)	(1)
Sell		MSC	119,689	08/2009	0	0	0
Buy	NZD	GSC	986	07/2009	27	0	27
Buy	SGD	HSBC	1,258	07/2009	0	(1)	(1)
Sell		HSBC	1,258	07/2009	0	(41)	(41)

					$964	$(1,742)	$(778)

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$395,742	$1,264	$397,006
U.S. Government Agencies	0	1,520,619	244	1,520,863
Other Investments++	23,307	157,408	1,952	182,667

Investments, at value	$23,307	$2,073,769	$3,460	$2,100,536

Short Sales, at value	$0	$(35,089)	$0	$(35,089)

Financial Derivative Instruments+++	$1,573	$(5,802)	$373	$(3,856)

Total	$24,880	$2,032,878	$3,833	$2,061,591

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$0	$0	$0	$0	$1	$1,263	$1,264
U.S. Government Agencies	249	(3)	0	0	(2)	0	244
Other Investments++	1,902	0	0	0	50	0	1,952

Investments, at value	$2,151	$(3)	$0	$0	$49	$1,263	$3,460

Financial Derivative Instruments+++	$337	$0	$0	$0	$4	$32	$373

Total	$2,488	$(3)	$0	$0	$53	$1,295	$3,833

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Money Market Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 3.8%
Merrill Lynch & Co., Inc.
3.188% due 05/12/2010	$13,400	$13,340
Wells Fargo & Co.
0.370% due 08/03/2009	6,600	6,600

Total Corporate Bonds & Notes (Cost $19,940)		19,940

U.S. GOVERNMENT AGENCIES 3.3%
Fannie Mae
3.250% due 02/10/2010	7,000	7,097
Federal Home Loan Bank
0.601% due 12/02/2009	10,000	10,007

Total U.S. Government Agencies (Cost $17,104)		17,104

SHORT-TERM INSTRUMENTS 94.7%
COMMERCIAL PAPER 53.2%
BNP Paribas Finance, Inc.
0.125% due 07/01/2009	15,000	15,000
0.320% due 09/02/2009	11,100	11,094
Citigroup Funding, Inc.
0.400% due 07/17/2009	10,300	10,298
Dexia Credit Local S.A.
1.160% due 12/23/2009	10,700	10,701
Fannie Mae
0.448% due 02/22/2010	57,600	57,438
Federal Home Loan Bank
0.097% due 07/01/2009	19,200	19,200
0.770% due 01/27/2010	15,800	15,800
0.850% due 03/11/2010	26,000	26,108
Freddie Mac
0.620% due 01/08/2010	6,400	6,413
0.703% due 01/04/2010	17,100	17,052
1.024% due 02/05/2010	15,000	14,909
1.219% due 10/30/2009	30,205	30,267
JPMorgan Chase & Co.
0.250% due 07/01/2009	10,800	10,800
Nordea North America, Inc.
0.300% due 08/17/2009	10,000	9,996
Rabobank USA Financial Corp.
0.300% due 09/03/2009	11,100	11,094
Societe Generale N.A.
0.400% due 08/21/2009	10,500	10,494

		276,664

REPURCHASE AGREEMENTS 41.5%
Barclays Capital, Inc.
0.120% due 07/01/2009	54,100	54,100
(Dated 06/30/2009. Collateralized by General Electric Capital Corp. 0.924% due 05/08/2012 valued at $55,724. Repurchase proceeds are $54,100.)
0.210% due 07/02/2009	22,200	22,200
(Dated 06/03/2009. Collateralized by Freddie Mac 5.500% due 07/18/2016 valued at $23,237. Repurchase proceeds are $22,200.)
Goldman Sachs & Co.
0.050% due 07/01/2009	19,100	19,100
(Dated 06/30/2009. Collateralized by Freddie Mac 5.500% due 06/01/2036 valued at $18,955. Repurchase proceeds are $19,100.)
JPMorgan Chase Bank N.A.
0.090% due 07/01/2009	119,000	119,000
(Dated 06/30/2009. Collateralized by Fannie Mae 4.625%-7.000% due 10/15/2014-10/01/2038 valued at $120,898. Repurchase proceeds are $119,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2009	1,020	1,020
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/20/2009 valued at $1,045. Repurchase proceeds are $1,020.)

		215,420

Total Short-Term Instruments (Cost $492,084)		492,084

Total Investments 101.8% (Cost $529,128)		$529,128
Other Assets and Liabilities (Net) (1.8%)		(9,243)

Net Assets 100.0%		$519,885

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Short-Term Instruments	$0	$492,084	$0	$492,084
Other Investments++	0	37,044	0	37,044

Investments, at value	$0	$529,128	$0	$529,128

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

See Accompanying Notes

Schedule of Investments

Mortgage-Backed Securities Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 2.3%
American International Group, Inc.
1.217% due 10/18/2011	$500	$323
4.250% due 05/15/2013	800	464
5.050% due 10/01/2015	1,800	973
5.450% due 05/18/2017	1,100	580
8.250% due 08/15/2018	7,400	4,361
Citigroup, Inc.
0.749% due 03/16/2012	5,000	4,543
General Electric Capital Corp.
1.156% due 05/11/2016	2,000	1,595
1.262% due 07/27/2012	5,000	4,545
Merrill Lynch & Co., Inc.
1.228% due 11/01/2011	5,495	5,041

Total Corporate Bonds & Notes (Cost $23,088)		22,425

U.S. GOVERNMENT AGENCIES 146.3%
Fannie Mae
0.000% due 07/25/2022 (a)	40	35
0.374% due 12/25/2036	12,232	11,044
0.429% due 03/25/2034	1,237	1,127
0.464% due 08/25/2034 - 10/25/2035	10,000	9,727
0.514% due 10/27/2037	36,200	32,965
0.554% due 06/25/2033	186	177
0.574% due 06/25/2032	478	405
0.614% due 03/25/2018	958	940
0.654% due 11/25/2032	412	259
0.664% due 11/25/2032	80	79
0.718% due 04/18/2028	6	6
0.764% due 05/25/2023	1,057	1,044
0.814% due 03/25/2017 - 07/25/2034	3,641	3,546
0.824% due 10/25/2031	483	479
0.994% due 02/25/2024	754	749
1.314% due 04/25/2032	764	762
1.344% due 04/25/2023	3	3
1.656% due 05/01/2033	508	515
2.638% due 08/01/2042 - 10/01/2044	5,236	5,179
3.432% due 11/01/2035	655	666
3.494% due 08/01/2027	901	915
4.000% due 08/01/2018 - 08/01/2039	72,927	71,878
4.000% due 06/01/2019 (f)	4,449	4,532
4.121% due 12/01/2034	774	777
4.152% due 04/01/2033	505	512
4.208% due 03/01/2032	149	151
4.303% due 02/01/2035	223	230
4.307% due 09/01/2034	1,000	1,016
4.368% due 02/01/2035	291	302
4.470% due 02/01/2035	125	129
4.500% due 04/01/2013 - 07/01/2039	32,064	32,516
4.553% due 05/01/2035	588	610
4.561% due 02/01/2035	191	198
4.569% due 12/01/2034	254	262
4.615% due 08/01/2036	2,852	2,953
4.630% due 10/01/2032	284	290
4.631% due 05/25/2035	734	734
4.636% due 07/01/2035	179	185
4.695% due 03/01/2035	137	142
4.734% due 03/01/2035	168	174
4.737% due 12/01/2034 - 01/01/2035	182	187
4.756% due 01/01/2035	236	240
4.763% due 01/01/2035	180	186
4.772% due 02/01/2035	132	137
4.783% due 07/01/2035	188	191
4.799% due 10/01/2035	82	85
4.809% due 11/01/2034	104	107
4.816% due 10/01/2035	413	429
4.826% due 01/01/2035	700	716
4.851% due 01/01/2035	245	251
4.875% due 03/01/2027	98	98
4.905% due 02/01/2035	377	390
4.919% due 07/01/2035	417	432
4.950% due 04/01/2035	1,598	1,661
4.970% due 10/01/2028	13	13
5.000% due 10/01/2012 - 07/01/2039	56,273	57,870
5.000% due 06/01/2035 (f)	130,096	132,936
5.002% due 12/01/2035	1,291	1,315
5.076% due 09/01/2035	1,163	1,194
5.107% due 02/01/2036	898	935
5.117% due 05/01/2035	142	145
5.177% due 05/01/2035	914	935
5.185% due 03/01/2035	20	21
5.195% due 11/01/2018	2	2
5.342% due 11/01/2035	645	675
5.346% due 11/01/2035	779	814
5.500% due 04/01/2011 - 07/01/2039	78,928	81,796
5.500% due 02/01/2033 - 10/01/2038 (f)	128,519	133,050
5.898% due 05/01/2023	24	24
5.990% due 08/01/2017	1,100	1,146
6.000% due 04/01/2012 - 07/01/2039	44,760	46,929
6.000% due 08/01/2022 - 06/01/2038 (f)	61,386	64,349
6.229% due 10/01/2036	3,052	3,237
6.500% due 06/01/2021 - 08/01/2039	14,306	15,243
6.500% due 09/01/2036 - 07/01/2038 (f)	38,927	41,509
7.000% due 09/25/2023	2	3
7.475% due 06/01/2030	21	22
7.500% due 10/01/2028 - 09/01/2034	2,535	2,766
7.500% due 09/01/2035 (f)	3,323	3,691
7.750% due 08/25/2022	34	37
8.200% due 04/25/2025	34	35
Federal Housing Administration
7.430% due 06/01/2019	204	205
Freddie Mac
0.469% due 08/15/2019	2,375	2,328
0.549% due 02/15/2019	5,705	5,600
0.619% due 04/15/2017	213	211
0.702% due 03/09/2011 (d)	1,877	1,884
0.719% due 06/15/2032 - 12/15/2032	885	873
0.769% due 12/15/2031	390	386
0.819% due 09/15/2030	40	40
1.275% due 02/15/2021	594	597
2.638% due 10/25/2044	2,765	2,723
2.639% due 02/25/2045	675	643
3.253% due 02/01/2018	55	55
3.500% due 12/15/2022	1	2
3.847% due 02/01/2028	176	178
4.000% due 07/01/2039	11,000	10,656
4.033% due 01/01/2034	64	65
4.258% due 02/01/2035	101	104
4.296% due 07/01/2030	20	20
4.336% due 11/01/2031	77	78
4.372% due 02/01/2035	43	44
4.386% due 01/01/2035	181	187
4.420% due 03/01/2034	1,326	1,352
4.435% due 04/01/2035	282	285
4.491% due 10/01/2036	1,451	1,508
4.500% due 04/01/2020 - 07/01/2039	9,025	9,000
4.606% due 01/01/2035	638	658
4.637% due 02/01/2035	38	38
4.651% due 03/01/2035	71	73
4.717% due 03/01/2035	425	440
4.748% due 04/01/2035	351	356
4.800% due 09/01/2035	692	715
4.908% due 05/01/2032	52	52
5.000% due 01/01/2037 - 08/01/2039	50,699	51,340
5.110% due 05/01/2035	520	539
5.196% due 08/01/2036	147	153
5.304% due 06/01/2035	137	140
5.338% due 09/01/2035	3,859	3,968
5.340% due 06/01/2037	247	256
5.500% due 12/01/2017 - 07/01/2039	159,975	165,185
5.500% due 07/01/2038 (f)	5,623	5,812
5.957% due 08/01/2025	7	7
6.000% due 11/01/2036 - 03/01/2038 (f)	11,666	12,198
6.000% due 01/01/2037 - 07/01/2039	30,598	31,949
6.362% due 11/01/2028	6	7
6.500% due 12/15/2023 - 05/15/2028	1,675	1,800
8.000% due 06/15/2026	19	21
Ginnie Mae
0.518% due 02/16/2032 - 07/16/2032	419	412
0.568% due 08/16/2032	1,707	1,678
0.868% due 04/16/2032	332	328
4.000% due 05/15/2039 - 08/01/2039	36,000	34,719
4.125% due 12/20/2021 - 11/20/2023	21	22
4.375% due 02/20/2017 - 03/20/2027	11	11
4.500% due 03/20/2016 - 07/01/2039	31,042	31,037
4.625% due 07/20/2022 - 08/20/2026	44	45
5.000% due 07/01/2039 - 08/01/2039	35,000	35,585
5.375% due 06/20/2017	20	21
5.500% due 09/15/2032 - 07/01/2039	29,969	30,974
6.000% due 02/15/2032 - 07/01/2039	192,820	201,004
6.500% due 07/15/2024 - 08/15/2038	5,740	6,099
7.500% due 05/15/2027 - 08/15/2027	6	6

Total U.S. Government Agencies (Cost $1,417,672)		1,440,687

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
0.875% due 04/30/2011 (g)	562	560
0.875% due 05/31/2011 (g)	363	362

Total U.S. Treasury Obligations (Cost $922)		922

MORTGAGE-BACKED SECURITIES 15.8%
American Home Mortgage Assets
0.544% due 09/25/2046	264	58
0.604% due 08/25/2037	2,000	111
2.260% due 11/25/2046	755	346
American Home Mortgage Investment Trust
0.554% due 05/25/2047	399	83
Banc of America Funding Corp.
0.605% due 05/20/2035	206	96
6.102% due 01/20/2047	1,670	889
Banc of America Structural Security Trust
0.821% due 10/11/2033	359	355
Banktrust Mortgage Trust
5.700% due 12/01/2023	51	50
BCAP LLC Trust
0.484% due 01/25/2037	3,261	1,246
Bear Stearns Alt-A Trust
0.534% due 12/25/2046	959	94
5.303% due 08/25/2036	6,300	2,393
5.841% due 11/25/2036	2,707	1,318
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	6,400	5,197
5.405% due 12/11/2040	9,000	8,029
5.540% due 09/11/2041	5,600	4,659
CBA Commercial Small Balance Commercial Mortgage
0.594% due 12/25/2036	765	345
CC Mortgage Funding Corp.
0.444% due 05/25/2048	2,316	847
0.594% due 01/25/2035	120	84
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	6,000	4,444
Citigroup Mortgage Loan Trust, Inc.
1.114% due 08/25/2035	1,205	771
Commercial Mortgage Pass-Through Certificates
0.539% due 02/05/2019	2,000	1,436
Countrywide Alternative Loan Trust
0.515% due 07/20/2046	299	115
0.524% due 05/25/2035	1,201	543
0.544% due 08/25/2046	625	122
0.564% due 09/25/2046	450	37
0.564% due 10/25/2046	304	73
0.574% due 07/25/2046	450	38
0.584% due 05/25/2036	280	40
0.595% due 09/20/2046	450	45
0.654% due 10/25/2046	450	51
0.664% due 06/25/2037	419	93
0.684% due 11/25/2035	101	19
0.734% due 12/25/2035	183	43
0.824% due 11/20/2035	450	58
1.084% due 11/25/2035	303	129
Countrywide Home Loan Mortgage Pass-Through Trust
0.604% due 02/25/2035	36	17
0.604% due 04/25/2035	750	345
0.614% due 04/25/2046	309	51
0.634% due 03/25/2035	2,456	1,047
0.654% due 03/25/2036	205	38
0.664% due 02/25/2036	197	36
0.774% due 09/25/2034	654	179
3.815% due 04/25/2035	1,410	491
4.786% due 11/25/2034	2,409	1,831
5.373% due 02/25/2047	4,179	2,143
5.575% due 03/25/2037	3,989	1,867
CS First Boston Mortgage Securities Corp.
1.135% due 03/25/2032	34	25
Downey Savings & Loan Association Mortgage Loan Trust
0.623% due 11/19/2037	450	38
0.633% due 07/19/2045	158	39
First Horizon Asset Securities, Inc.
5.365% due 08/25/2035	3,381	2,573
5.844% due 08/25/2037	17,155	10,126
Greenpoint Mortgage Funding Trust
0.514% due 10/25/2046	450	48
0.514% due 12/25/2046	450	42
0.524% due 10/25/2046	450	60
0.544% due 06/25/2045	601	253
0.584% due 04/25/2036	291	89
0.634% due 09/25/2046	450	20
0.654% due 10/25/2046	450	21
GSR Mortgage Loan Trust
0.574% due 08/25/2046	319	85
Harborview Mortgage Loan Trust
0.513% due 09/19/2046	272	117
0.533% due 05/19/2047	2,563	990
0.563% due 01/19/2038	322	58
0.563% due 09/19/2046	272	67
0.623% due 11/19/2035	1,814	873
Homebanc Mortgage Trust
0.494% due 12/25/2036	587	256
Indymac Index Mortgage Loan Trust
0.504% due 04/25/2037	398	71
0.514% due 11/25/2046	453	69
0.554% due 04/25/2035	1,663	743
0.564% due 02/25/2037	450	56
0.584% due 06/25/2037	413	91
0.604% due 11/25/2036	707	113
0.634% due 02/25/2035	1,031	458
5.268% due 06/25/2035	4,214	2,580
JPMorgan Alternative Loan Trust
0.808% due 06/27/2037	6,629	4,488
JPMorgan Chase Commercial Mortgage Securities Corp.
0.694% due 07/15/2019	11,358	8,221
5.305% due 01/15/2049	7,000	6,340
5.882% due 02/15/2051	500	376
MASTR Adjustable Rate Mortgages Trust
0.614% due 05/25/2047	450	48
0.654% due 05/25/2047	450	35
MASTR Alternative Loans Trust
0.714% due 03/25/2036	2,171	781
Mellon Residential Funding Corp.
0.669% due 11/15/2031	499	363
Merrill Lynch Alternative Note Asset
5.557% due 06/25/2037	5,303	2,445
Merrill Lynch Countrywide Commercial Mortgage Trust
2.986% due 07/09/2009	1,400	1,261
5.378% due 08/12/2048	3,390	2,264
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	2,905	2,326
Morgan Stanley Capital I
5.332% due 12/15/2043	4,250	3,190
Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017	17	16
Opteum Mortgage Acceptance Corp.
0.574% due 07/25/2035	893	615
Prime Mortgage Trust
5.000% due 02/25/2019	296	289
RBSSP Resecuritization Trust
0.813% due 11/21/2035	11,584	9,244
Residential Accredit Loans, Inc.
0.474% due 01/25/2037	9,038	3,647
0.494% due 06/25/2046	7,200	2,776
0.494% due 02/25/2047	375	86
0.514% due 12/25/2046	450	54
0.544% due 05/25/2037	408	84
0.584% due 05/25/2046	450	49
0.714% due 10/25/2045	210	96
2.049% due 08/25/2035	364	163
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	446	396
Residential Asset Securitization Trust
6.000% due 03/25/2037	3,200	1,906
Sequoia Mortgage Trust
0.663% due 10/19/2026	323	245
0.665% due 07/20/2033	202	162
0.695% due 10/20/2027	85	69
Structured Adjustable Rate Mortgage Loan Trust
0.534% due 05/25/2037	2,949	1,161
2.839% due 05/25/2035	1,885	735
5.410% due 09/25/2035	4,998	3,090
Structured Asset Mortgage Investments, Inc.
0.564% due 09/25/2047	710	157
0.574% due 05/25/2046	373	83
0.614% due 08/25/2036	450	55
0.864% due 09/25/2047	6,406	1,392
0.973% due 09/19/2032	127	95
Structured Asset Securities Corp.
0.814% due 12/25/2033	1,640	1,499
Thornburg Mortgage Securities Trust
0.434% due 07/25/2036	1,589	1,385
0.434% due 09/25/2046	8,496	7,798
0.994% due 04/25/2043	1,311	1,073
6.189% due 09/25/2037	540	348
6.207% due 09/25/2037	565	409
Wachovia Bank Commercial Mortgage Trust
0.409% due 09/15/2021	1,992	1,436
WaMu Mortgage Pass-Through Certificates
0.534% due 07/25/2046	350	92
0.584% due 12/25/2045	2,171	1,020
0.724% due 11/25/2045	450	110
0.724% due 12/25/2045	450	106
0.802% due 11/25/2034	259	87
0.812% due 07/25/2044	484	136
0.854% due 12/25/2027	1,875	1,403
1.014% due 12/25/2045	395	46
2.090% due 06/25/2047	395	128
2.150% due 07/25/2047	401	150
2.340% due 02/25/2046	1,259	561
3.127% due 10/25/2046	5,946	2,668
3.766% due 03/25/2033	1,311	1,062
4.214% due 08/25/2033	1,153	1,005
5.600% due 12/25/2036	6,958	4,282
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.564% due 07/25/2046	140	41
2.100% due 04/25/2047	401	112
2.110% due 04/25/2047	379	95
2.180% due 05/25/2047	379	75
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 10/25/2037	9,466	7,537

Total Mortgage-Backed Securities (Cost $211,110)		155,730

ASSET-BACKED SECURITIES 11.3%
American Express Credit Account Master Trust
1.269% due 08/15/2012	8,000	8,020
Amortizing Residential Collateral Trust
0.604% due 07/25/2032	25	14
1.014% due 10/25/2031	21	13
Amresco Residential Securities Mortgage Loan Trust
0.809% due 06/25/2028	400	206
0.869% due 06/25/2027	299	255
0.869% due 09/25/2027	713	421
0.944% due 09/25/2028	892	538
Argent Securities, Inc.
1.164% due 11/25/2034	2,500	1,314
BA Credit Card Trust
1.519% due 12/16/2013	3,843	3,835
Capital Auto Receivables Asset Trust
1.239% due 03/15/2011	5,868	5,875
1.769% due 10/15/2012	1,000	993
Centex Home Equity
0.614% due 01/25/2032	30	21
Chase Issuance Trust
0.359% due 04/15/2013	1,021	1,003
0.569% due 09/15/2011	5,600	5,599
0.969% due 11/15/2011	10,000	10,009
4.260% due 05/15/2013	8,500	8,750
4.550% due 03/15/2013	4,000	4,136
CIT Group Home Equity Loan Trust
0.584% due 06/25/2033	102	75
Citibank Omni Master Trust
1.415% due 12/23/2013	6,100	6,091
Citigroup Mortgage Loan Trust, Inc.
0.554% due 08/25/2035	84	74
Conseco Finance
1.819% due 05/15/2032	1,008	605
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,682	1,025
Countrywide Asset-Backed Certificates
0.364% due 12/25/2046	178	175
0.654% due 06/25/2033	985	641
EMC Mortgage Loan Trust
1.064% due 08/25/2040	249	214
First Franklin Mortgage Loan Asset-Backed Certificates
0.424% due 09/25/2036	5,500	4,550
Ford Credit Auto Owner Trust
1.739% due 06/15/2012	20,000	20,071
Franklin Auto Trust
1.315% due 10/20/2011	4,091	4,097
1.895% due 06/20/2012	1,000	1,002
GSAA Trust
0.614% due 03/25/2037	700	231
0.614% due 05/25/2047	1,896	662
HFC Home Equity Loan Asset-Backed Certificates
0.665% due 09/20/2033	1,681	1,259
Home Equity Asset Trust
0.914% due 11/25/2032	3	1
HSI Asset Securitization Corp. Trust
0.364% due 12/25/2036	695	602
Lehman XS Trust
0.484% due 04/25/2046	349	276
0.544% due 06/25/2046	286	49
0.544% due 08/25/2046	329	70
0.554% due 09/25/2046	326	69
0.554% due 11/25/2046	320	89
0.564% due 08/25/2046	451	43
0.634% due 11/25/2046	450	76
Morgan Stanley Mortgage Loan Trust
0.544% due 02/25/2037	200	49
0.674% due 04/25/2037	1,700	620
Park Place Securities, Inc.
0.814% due 07/25/2035 (j)	5,000	2,340
Quest Trust
1.214% due 06/25/2034	1,557	1,366
Renaissance Home Equity Loan Trust
0.694% due 12/25/2032	54	31
0.754% due 08/25/2033	307	148
Residential Asset Mortgage Products, Inc.
0.714% due 06/25/2047	700	256
Residential Funding Mortgage Securities II, Inc.
0.414% due 02/25/2036	471	465
Salomon Brothers Mortgage Securities VII, Inc.
1.289% due 10/25/2028	920	778
SLM Student Loan Trust
2.592% due 04/25/2023	9,343	9,541
Soundview Home Equity Loan Trust
0.394% due 06/25/2037	1,901	1,522
Specialty Underwriting & Residential Finance
0.994% due 01/25/2034	35	11
Structured Asset Securities Corp.
0.604% due 01/25/2033	43	31
United National Home Loan Owner Trust
6.910% due 03/25/2025	367	346
Wells Fargo Home Equity Trust
0.554% due 10/25/2035	421	403
0.564% due 12/25/2035	845	786

Total Asset-Backed Securities (Cost $117,965)		111,742

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%
American International Group, Inc.
8.500% due 08/01/2011	72,000	685

Total Convertible Preferred Stocks (Cost $5,400)		685

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.4%
REPURCHASE AGREEMENTS 0.8%
Barclays Capital, Inc.
0.020% due 07/01/2009	$1,000	1,000
(Dated 06/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2016 valued at $1,034. Repurchase proceeds are $1,000.)
0.100% due 07/01/2009	4,000	4,000
(Dated 06/30/2009. Collateralized by Freddie Mac 0.926% due 05/04/2011 valued at $4,119. Repurchase proceeds are $4,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2009	2,912	2,912
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/27/2009 valued at $2,974. Repurchase proceeds are $2,912.)

		7,912

U.S. TREASURY BILLS 0.3%
1.962% due 07/02/2009 - 07/30/2009 (b)(d)(e)	3,220	3,220

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 0.3%
	262,508	2,627

Total Short-Term Instruments (Cost $13,760)		13,759

Total Investments 177.3% (Cost $1,789,917)		$1,745,950
Written Options (i) (0.0%) (Premiums $14)		(8)
Other Assets and Liabilities (Net) (77.3%)		(761,061)

Net Assets 100.0%		$984,881

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Principal only security.

(b) Coupon represents a weighted average rate.

(c) Affiliated to the Fund.

(d) Securities with an aggregate market value of $1,757 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(e) Securities with an aggregate market value of $1,560 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2009.

(f) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $360,198 at a weighted average interest rate of 0.433%. On June 30, 2009, securities valued at $333,214 were pledged as collateral for reverse repurchase agreements.

(g) Securities with an aggregate market value of $922 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2010	252	$312

(h) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Asset Backed Securities - Buy Protection (1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%)	10/11/2021	$500	$397	$0	$397

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	JPM	(0.540%)	07/25/2045	$4,880	$4,495	$634	$3,861
CMBX.NA AAA 2 Index	DUB	(0.070%)	03/15/2049	2,800	519	815	(296)
CMBX.NA AAA 3 Index	BOA	(0.080%)	12/13/2049	4,400	1,094	770	324
CMBX.NA AAA 3 Index	CSFB	(0.080%)	12/13/2049	4,000	995	995	0
CMBX.NA AAA 3 Index	JPM	(0.080%)	12/13/2049	2,000	497	498	(1)
CMBX.NA AAA 4 Index	BCLY	(0.350%)	02/17/2051	2,000	535	164	371
CMBX.NA AAA 4 Index	DUB	(0.350%)	02/17/2051	2,800	749	982	(233)

					$8,884	$4,858	$4,026

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
ABX.HE BBB 06-2 Index	DUB	1.330%	05/25/2046	$1,400	$(1,341)	$(753)	$(588)
ABX.HE BBB 06-2 Index	GSC	2.420%	05/25/2046	455	(431)	(150)	(281)
ABX.HE BBB 06-2 Index	RBS	1.330%	05/25/2046	1,050	(1,001)	(572)	(429)

					$(2,773)	$(1,475)	$(1,298)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities compromising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	JPM	$2,000	$4	$(76)	$80
Receive	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	8.180%	09/18/2027	MSC	3,000	1,910	900	1,010

						$1,914	$824	$1,090

(i) Written options outstanding on June 30, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	$4,000	$14	$8

(j) Restricted securities as of June 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Park Place Securities, Inc.	0.814%	07/25/2035	03/13/2008	$4,305	$2,340	0.24%

(k) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	08/01/2039	$34,000	$32,842	$32,919
Fannie Mae	5.000%	07/01/2024	2,000	2,056	2,070
Fannie Mae	5.000%	07/01/2039	146,500	146,899	149,086
Fannie Mae	5.000%	08/01/2039	19,000	19,168	19,258
Fannie Mae	5.500%	07/01/2039	11,000	11,229	11,352
Fannie Mae	6.000%	07/01/2024	2,000	2,111	2,117
Fannie Mae	6.000%	07/01/2039	14,000	14,652	14,632
Freddie Mac	4.000%	07/01/2039	11,000	10,694	10,665
Freddie Mac	4.500%	07/01/2039	9,000	8,868	8,972
Ginnie Mae	4.000%	07/01/2039	2,000	1,920	1,934
Ginnie Mae	4.500%	07/01/2039	5,000	4,958	4,989
Ginnie Mae	6.000%	07/01/2039	159,000	164,108	165,683

				$419,505	$423,677

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
U.S. Government Agencies	$0	$1,440,482	$205	$1,440,687
Mortgage-Backed Securities	0	146,436	9,294	155,730
Asset-Backed Securities	0	111,742	0	111,742
Other Investments++	3,312	34,479	0	37,791

Investments, at value	$3,312	$1,733,139	$9,499	$1,745,950

Short Sales, at value	$0	$(423,677)	$0	$(423,677)

Financial Derivative Instruments+++	$312	$2,800	$1,407	$4,519

Total	$3,624	$1,312,262	$10,906	$1,326,792

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2009
U.S. Government Agencies	$210	$(4)	$0	$0	$(1)	$0	$205
Mortgage-Backed Securities	53	8,672	56	77	436	0	9,294

Investments, at value	$263	$8,668	$56	$77	$435	$0	$9,499

Financial Derivative Instruments+++	$1,610	$0	$0	$0	$(436)	$233	$1,407

Total	$1,873	$8,668	$56	$77	$(1)	$233	$10,906

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Municipal Bond Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 1.3%
American International Group, Inc.
4.250% due 05/15/2013	$600	$348
4.700% due 10/01/2010	1,400	1,137
4.950% due 03/20/2012	100	68
5.600% due 10/18/2016	100	54
8.175% due 05/15/2058	200	57
8.250% due 08/15/2018	900	531
JPMorgan Chase & Co.
7.900% due 04/29/2049	1,900	1,667
SLM Corp.
4.500% due 07/26/2010	1,500	1,418

Total Corporate Bonds & Notes (Cost $5,741)		5,280

MUNICIPAL BONDS & NOTES 97.2%
ALABAMA 1.1%
Alabama State 21st Century Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	2,295	2,246
Jefferson County, Alabama Limited Obligation Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	2,054

		4,300

ALASKA 0.5%
Alaska State Housing Finance Corp. Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/01/2032	540	529
Anchorage, Alaska General Obligation Bonds, (MBIA-FGIC Insured), Series 2006
5.000% due 10/01/2018	1,480	1,610

		2,139

ARIZONA 1.3%
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035	500	486
Arizona State Salt Verde Financial Corp. Revenue Bonds, Series 2007
5.000% due 12/01/2037	6,000	4,432
Pima County, Arizona Industrial Development Authority Revenue Bonds, (HUD Insured), Series 1998
5.375% due 06/01/2010	455	464

		5,382

CALIFORNIA 16.3%
Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2035	4,000	668
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	2,565	2,570
California State Department of Water Resources Revenue Notes, (MBIA-IBC Insured), Series 2002
5.500% due 05/01/2012	1,000	1,085
California State Educational Facilities Authority Revenue Bonds, Series 2008
0.250% due 10/01/2036	500	500
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2032	4,000	3,446
California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	7,800	7,654
5.625% due 07/01/2032	3,200	3,024
California State Health Facilities Financing Authority Revenue Bonds, Series 2009
5.750% due 09/01/2039	1,000	924
6.000% due 07/01/2039	1,000	969
California State San Ramon Valley Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	1,561
Culver, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	547
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (c)	1,565	1,282
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	455
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
6.250% due 06/01/2033	18,690	20,748
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	5,000	3,353
Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2031	3,010	614
Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	4,850	3,830
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2009
0.200% due 07/01/2023	3,800	3,800
Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2015	2,890	2,311
0.000% due 08/01/2016	1,400	1,054
Poway, California Unified School District Special Tax Bonds, Series 2005
4.700% due 09/01/2016	940	903
4.800% due 09/01/2017	875	832
Poway, California Unified School District Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	406
Southern California State Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	4,000	3,640

		66,176

COLORADO 1.7%
Colorado State Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	1,000	847
Colorado State Housing & Finance Authority Revenue Bonds, (FHA/VA Insured), Series 2000
5.700% due 10/01/2022	25	25
Colorado State Housing & Finance Authority Revenue Bonds, Series 2000
6.700% due 10/01/2016	10	10
6.750% due 04/01/2015	40	41
Colorado State Public Authority for Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	6,500	6,174

		7,097

DISTRICT OF COLUMBIA 1.3%
District of Columbia Revenue Bonds, (MBIA-FGIC Insured), Series 2006
5.000% due 02/01/2035	7,085	5,322

FLORIDA 7.0%
Florida State Board of Education General Obligation Bonds, (ST-GTD Insured), Series 2005
4.750% due 06/01/2035	1,270	1,211
Florida State JEA Water & Sewer System Revenue Bonds, (MBIA Insured), Series 2006
1.010% due 10/01/2020	5,000	3,984
Florida State JEA Water & Sewer System Revenue Bonds, Series 2008
0.300% due 10/01/2036	600	600
Florida State Keys Aqueduct Authority Revenue Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 09/01/2037	7,415	6,801
Miami-Dade County, Florida Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 10/01/2035	10,200	9,373
Miami-Dade County, Florida Revenue Bonds, Series 2009
5.500% due 10/01/2036	1,000	955
Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	309
Sarasota County, Florida Public Hospital Board Revenue Bonds, (MBIA Insured), Series 1997
6.870% due 10/01/2021	5,000	4,261
Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	924

		28,418

GEORGIA 1.1%
Atlanta, Georgia Downtown Development Authority Revenue Notes, (AGC Insured), Series 2009
4.000% due 07/01/2011	1,000	1,031
Georgia State Main Street Natural Gas, Inc. Revenue Bonds, Series 2008
6.250% due 07/15/2028 (a)	1,000	435
Georgia State Main Street Natural Gas, Inc. Revenue Notes, Series 2007
5.000% due 03/15/2010	2,800	2,787
Georgia State Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	125	133

		4,386

ILLINOIS 7.0%
Chicago, Illinois Board of Education General Obligation Bonds, (MBIA-FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	550
Chicago, Illinois Board of Education General Obligation Bonds, (MBIA-FGIC Insured), Series 1999
0.000% due 12/01/2031	1,000	236
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (c)	1,290	1,307
Chicago, Illinois O’Hare International Airport Revenue Bonds, (MBIA-FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	5,080
Chicago, Illinois Waste & Water Revenue Bonds, (MBIA Insured), Series 1998
0.000% due 01/01/2021	2,000	1,146
Cook County, Illinois Community School District No. 97-Oak Park General Obligation Bonds, (MBIA-FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,214
Cook County, Illinois School District No. 122-Oak Lawn General Obligation Bonds, (MBIA-FGIC Insured), Series 2000
0.000% due 12/01/2016	2,570	1,958
Cook County, Illinois Township High School District No. 225-Northfield General Obligation Bonds, Series 2002
0.000% due 12/01/2012	135	123
0.000% due 12/01/2014	255	211
0.000% due 12/01/2015	1,885	1,482
Cook County, Illinois Township High School District No. 225-Northfield General Obligation Notes, Series 2002
0.000% due 12/01/2011	125	118
Cook, Kane, Lake & McHenry Counties, Illinois Community College District No. 512 General Obligation Bonds, Series 2009
5.000% due 12/01/2019	150	166
Illinois State Finance Authority Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 11/15/2023	3,935	3,315
Illinois State Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	829
Kane, McHenry, Cook & De Kalb Counties, Illinois Unit School District No. 300 General Obligation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2020	1,290	734
Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	3,000	2,700
Lake County, Illinois Community High School District No. 127-Grayslake General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	4,022
Northern Illinois State Municipal Power Agency Revenue Bonds, (MBIA Insured), Series 2007
5.000% due 01/01/2018	1,000	1,050
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	3,400	2,069

		28,310

INDIANA 4.2%
Danville, Indiana Multi-School Building Corp. Revenue Bonds, (FSA Insured), Series 2001
4.400% due 01/15/2012	170	176
4.500% due 01/15/2013	190	196
4.650% due 01/15/2014	210	216
4.750% due 01/15/2015	235	241
4.850% due 01/15/2016	295	301
Danville, Indiana Multi-School Building Corp. Revenue Notes, (FSA Insured), Series 2001
4.250% due 07/15/2011	290	301
4.750% due 07/15/2009	105	105
5.000% due 07/15/2010	180	184
Indiana State Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,650
Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
5.250% due 02/15/2040	5,000	4,184
Indiana State IPS Multi-School Building Corp. Revenue Bonds, (MBIA Insured), Series 2007
3.000% due 01/15/2026	6,800	5,322
Indiana State Tri-Creek School Building Corp. Revenue Bonds, (FSA Insured), Series 2007
4.250% due 07/15/2020	1,000	996
Indianapolis, Indiana Local Public Improvement Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,111
Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	1,325	1,235
South Bend, Indiana Redevelopment Authority Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	423
5.200% due 02/01/2012	230	240
5.500% due 02/01/2015	180	188

		17,069

KANSAS 0.2%
Kansas State Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038 (b)	500	496
Lenexa, Kansas Revenue Notes, Series 2007
5.125% due 05/15/2015	575	511

		1,007

KENTUCKY 0.1%
Kentucky State Development Finance Authority Hospital Revenue Bonds, Series 1989
6.000% due 10/01/2019	605	605

LOUISIANA 1.7%
Louisiana State General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
5.000% due 04/01/2019	270	277
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	50	50
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	8,430	6,634

		6,961

MARYLAND 0.8%
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2027	4,000	3,144

MASSACHUSETTS 2.3%
Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 2005
5.000% due 03/01/2035	1,000	767
Massachusetts State General Obligation Bonds, (FSA Insured), Series 2006
0.153% due 11/01/2019	5,090	4,311
0.153% due 11/01/2020	2,595	2,158
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	535
Massachusetts State Revenue Bonds, (MBIA-FGIC Insured), Series 2004
0.000% due 01/01/2016	750	696
0.000% due 01/01/2017	1,000	910

		9,377

MICHIGAN 0.9%
Michigan State Building Authority Revenue Bonds, (FSA-CR/FGIC Insured), Series 2006
0.000% due 10/15/2023	3,400	1,429
Michigan State Hospital Finance Authority Revenue Bonds, Series 1999
6.125% due 11/15/2026	50	52
Michigan State Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,043
Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	1,350	1,107

		3,631

MISSOURI 1.5%
Lees Summit, Missouri Strother Interchange Transportation Development District Revenue Bonds, Series 2006
5.000% due 05/01/2024	500	353
Missouri State Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	1,586
Missouri State Development Finance Board Revenue Notes, Series 2007
5.000% due 11/01/2014	1,035	967
5.000% due 11/01/2015	540	494
Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2000
5.750% due 07/01/2014	350	363
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2003
0.300% due 02/15/2033	1,300	1,300
Missouri State Housing Development Commission Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	275	280
St. Louis County, Missouri Industrial Development Authority Revenue Bonds, Series 2005
5.000% due 11/01/2024	1,250	894

		6,237

NEW JERSEY 3.3%
Camden County, New Jersey Improvement Authority Revenue Notes, Series 2005
5.250% due 02/15/2010	570	570
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
5.600% due 01/01/2012	630	606
6.000% due 11/01/2028	3,500	2,275
6.500% due 04/01/2018	665	613
6.500% due 04/01/2031	2,115	1,708
New Jersey State Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	3,276
New Jersey State General Obligation Bonds, Series 1992
6.000% due 02/15/2011	510	550
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	7,350	3,983

		13,581

NEW MEXICO 1.3%
New Mexico State Mortgage Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2008
5.000% due 07/01/2025	5,000	5,172

NEW YORK 9.5%
Arlington, New York Central School District General Obligation Notes, Series 2009
3.000% due 05/15/2011	780	804
Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
0.856% due 09/01/2015	3,000	2,478
New York City, New York General Obligation Bonds, (MBIA Insured), Series 2001
5.250% due 11/01/2015	2,000	2,160
New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	4,300	4,531
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
0.053% due 03/01/2020	3,900	2,832
0.103% due 03/01/2022	4,000	2,720
5.000% due 03/01/2031	6,700	5,827
New York City, New York Industrial Development Agency Revenue Bonds, (MBIA Insured), Series 2006
0.113% due 03/01/2023	4,000	2,625
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029	3,000	3,124
New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	430	428
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	1,990	2,086
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	3,800	4,107
New York State Dormitory Authority Revenue Bonds, Series 2003
0.250% due 02/15/2031	1,000	1,000
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2006
5.000% due 07/15/2021	150	159
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,790	2,910
Syracuse, New York Industrial Development Agency Revenue Bonds, Series 2008
0.240% due 07/01/2037	1,000	1,000

		38,791

NORTH CAROLINA 0.6%
Catawba, North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	1,800	1,849
Durham, North Carolina General Obligation Bonds, Series 2002
5.000% due 04/01/2021	550	572

		2,421

OHIO 3.2%
Ohio State American Municipal Power, Inc. Revenue Notes, Series 2007
5.000% due 02/01/2013	4,500	4,475
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	450	290
5.875% due 06/01/2047	6,600	3,734
Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	140	153
Ohio State General Obligation Bonds, Series 2009
5.000% due 08/01/2020	3,145	3,471
Ohio State Turnpike Commission Revenue Notes, Series 2009
5.000% due 02/15/2013	700	766

		12,889

PENNSYLVANIA 1.8%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	790	707
Pennsylvania State General Obligation Bonds, Series 2009
5.000% due 04/15/2020	5,000	5,598
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	821

		7,126

PUERTO RICO 1.7%
Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
4.655% due 07/01/2019	3,000	2,131
Puerto Rico Children’s Trust Fund Revenue Bonds, Series 2000
6.000% due 07/01/2026	150	158
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2047	50,000	4,098
0.000% due 08/01/2054	9,200	476

		6,863

RHODE ISLAND 1.1%
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	6,025	4,431

SOUTH CAROLINA 0.9%
Greenville County, South Carolina School District Revenue Bonds, (FSA Insured), Series 2006
5.000% due 12/01/2020	2,395	2,587
South Carolina State Jobs-Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 02/01/2038	1,000	980

		3,567

TENNESSEE 2.9%
Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	7,800	6,490
5.000% due 02/01/2024	1,400	1,151
5.000% due 02/01/2027	5,000	3,964

		11,605

TEXAS 13.7%
Alliance, Texas Airport Authority Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	829
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	90	93
Bexar County, Texas Multi-Family Housing Finance Corp. Revenue Bonds, Series 2001
4.875% due 06/15/2011	285	289
Birdville, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2024	2,260	1,121
Fort Bend County, Texas General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 03/01/2031	400	391
Godley, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
5.250% due 02/15/2028	3,000	3,181
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.200% due 09/01/2031	900	900
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2009
5.000% due 06/01/2012	4,000	4,231
Houston, Texas Airport Systems Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	843
Houston, Texas Higher Education Finance Corp. Revenue Bonds, Series 2007
4.750% due 05/15/2037	165	162
Houston, Texas Revenue Bonds, (MBIA-FGIC Insured), Series 1998
5.000% due 07/01/2025	5,000	4,458
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,071
Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	20	12
North Central Texas State Health Facility Development Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,040
North Texas State Health Facilities Development Corp. Revenue Bonds, (FSA Insured), Series 2007
5.000% due 09/01/2020	895	879
Springtown, Texas Independent School District, General Obligation Bonds, (PSF-GTD Insured), Series 2008
5.000% due 02/15/2033	10,160	10,337
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2007
5.000% due 02/15/2026	3,425	3,349
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.200% due 11/15/2033	700	700
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	1,500	1,612
Texas State General Obligation Bonds, Series 2007
5.000% due 04/01/2037	1,400	1,398
Texas State Leander Independent School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2005
0.000% due 08/15/2023	1,195	553
Texas State Lower Colorado River Authority Revenue Bonds, (MBIA Insured), Series 2006
4.750% due 05/15/2029	8,000	7,284
Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	1,865
Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	850	839
Texas State Sabine River Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	779
Texas State Transportation Commission Revenue Bonds, Series 2006
4.750% due 04/01/2024	5,020	5,201
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (f)	1,400	1,565
Waxahachie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2022	1,000	557
Williamson County, Texas General Obligation Bonds, (MBIA Insured), Series 2005
5.250% due 02/15/2018	150	166

		55,705

VIRGIN ISLANDS 0.3%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	1,500	1,425

VIRGINIA 2.0%
Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	1,001
Virginia State Public Building Authority Revenue Bonds, Series 2009
5.000% due 08/01/2019	4,030	4,583
Virginia State Public Building Authority Revenue Notes, Series 2009
5.000% due 08/01/2011	2,290	2,471

		8,055

WASHINGTON 3.5%
Snohomish County, Washington School District No. 2 Everett General Obligation Bonds, (MBIA-FGIC Insured), Series 2006
5.000% due 12/01/2017	1,845	2,044
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2019	2,520	1,578
Washington State General Obligation Notes, (AMBAC Insured), Series 2004
0.000% due 12/01/2011	5,435	5,164
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	4,103
Yakima County, Washington School District No. 208 General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 12/01/2023	1,220	1,281

		14,170

WISCONSIN 2.4%
South Milwaukee, Wisconsin School District General Obligation Notes, (MBIA-FGIC Insured), Series 2002
3.750% due 04/01/2011	385	402
Wisconsin State Clean Water Revenue Bonds, Series 2002
5.000% due 06/01/2018	100	105
5.000% due 06/01/2019	100	104
5.000% due 06/01/2020	100	104
5.100% due 06/01/2021	100	104
5.100% due 06/01/2022	100	103
5.100% due 06/01/2023	100	103
Wisconsin State General Obligation Notes, Series 2008
4.750% due 05/01/2018	5,000	5,204
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2032	580	590
Wisconsin State Housing & Economic Development Authority Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 11/01/2012	325	329
5.350% due 11/01/2022	1,250	1,271
Wisconsin State Housing & Economic Development Authority Revenue Notes, (MBIA Insured), Series 2002
4.700% due 05/01/2012	1,180	1,189

		9,608

Total Municipal Bonds & Notes (Cost $431,538)		394,970

MORTGAGE-BACKED SECURITIES 1.0%
Countrywide Alternative Loan Trust
2.840% due 11/25/2035	2,411	1,064
3.380% due 11/25/2035	2,613	1,142
Residential Accredit Loans, Inc.
0.464% due 02/25/2047	4,786	1,838

Total Mortgage-Backed Securities (Cost $6,076)		4,044

SHORT-TERM INSTRUMENTS 1.1%
REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
0.010% due 07/01/2009	1,547	1,547

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/27/2009 valued at $1,580. Repurchase proceeds are $1,547.)
U.S. TREASURY BILLS 0.7%
0.127% due 07/02/2009 (d)	3,010	3,010

Total Short-Term Instruments (Cost $4,557)		4,557

Total Investments 100.6% (Cost $447,912)		$408,851
Other Assets and Liabilities (Net) (0.6%)		(2,243)

Net Assets 100.0%		$406,608

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) When-Issued security.

(c) Security becomes interest bearing at a future date.

(d) Securities with an aggregate market value of $3,010 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(e) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2008	GSC	0.530%	06/20/2018	1.690%	$5,000	$(330)	$0	$(330)
Bay Area, California Toll Authority Revenue Bonds, Series 2006	GSC	0.700%	06/20/2018	2.340%	5,000	(416)	0	(416)
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2001	GSC	0.640%	06/20/2018	1.990%	5,000	(364)	0	(364)
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2005	GSC	0.650%	06/20/2018	2.730%	5,000	(494)	0	(494)
San Antonio, Texas Revenue Bonds, Series 2005	GSC	0.700%	06/20/2018	1.830%	5,000	(315)	0	(315)
Utah State Intermountain Power Agency Revenue Bonds, Series 2008	GSC	0.880%	06/20/2018	2.240%	5,000	(351)	0	(351)
Washington State Energy Northwest Revenue Notes, Series 2008	GSC	0.700%	06/20/2018	2.450%	5,000	(433)	0	(433)

						$(2,703)	$0	$(2,703)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
MCDX 5-Year Index	GSC	0.350%	06/20/2013	$4,600	$(261)	$(115)	$(146)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f) Restricted securities as of June 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,492	$1,565	0.38%

(g) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
California	$0	$66,176	$0	$66,176
Florida	0	28,418	0	28,418
Illinois	0	28,310	0	28,310
New York	0	38,791	0	38,791
Texas	0	55,705	0	55,705
Other Investments++	0	191,451	0	191,451

Investments, at value	$0	$408,851	$0	$408,851

Financial Derivative Instruments+++	$0	$(146)	$(2,703)	$(2,849)

Total	$0	$408,705	$(2,703)	$406,002

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0

Financial Derivative Instruments+++	$(12,606)	$0	$0	$0	$9,757	$146	$(2,703)

Total	$(12,606)	$0	$0	$0	$9,757	$146	$(2,703)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

New York Municipal Bond Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 1.6%
American Express Bank FSB
0.399% due 07/13/2010	$250	$243
American International Group, Inc.
4.250% due 05/15/2013	150	87
4.700% due 10/01/2010	300	244
5.600% due 10/18/2016	100	54
General Electric Capital Corp.
1.262% due 07/27/2012	200	182
Morgan Stanley
3.006% due 05/14/2010	1,100	1,097
SLM Corp.
1.322% due 10/25/2011	50	40
4.500% due 07/26/2010	300	284

Total Corporate Bonds & Notes (Cost $2,246)		2,231

MUNICIPAL BONDS & NOTES 98.0%
ALABAMA 0.4%
Montgomery, Alabama Medical Clinic Board Revenue Bonds, Series 2006
4.750% due 03/01/2036	750	524

CALIFORNIA 1.7%
California Statewide Communities Development Authority Revenue Bonds, Series 2007
9.000% due 11/01/2017	300	250
Hayward, California Unified School District General Obligation Bonds, Series 2008
5.000% due 08/01/2033	1,000	970
Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2029	1,490	362
Indian Wells, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2006
4.750% due 09/01/2034	1,000	790

		2,372

ILLINOIS 0.4%
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 11/01/2019	900	548

INDIANA 0.3%
Mishawaka, Indiana School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.250% due 01/15/2026	500	466

NEW JERSEY 0.4%
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2041	1,000	542

NEW YORK 90.4%
Buffalo, New York Fiscal Stability Authority Revenue Notes, (MBIA Insured), Series 2005
5.000% due 09/01/2014	1,040	1,164
East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	68
Erie County, New York General Obligation Bonds, (MBIA-FGIC Insured), Series 2003
5.250% due 03/15/2017	1,000	1,013
Erie County, New York Industrial Development Agency Revenue Bonds, (FSA Insured), Series 2004
5.750% due 05/01/2025	1,000	1,050
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	3,025	2,746
Liberty, New York Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	1,495	1,407
Long Island, New York Power Authority Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 09/01/2023	1,000	1,000
Long Island, New York Power Authority Revenue Bonds, Series 2008
6.000% due 05/01/2033	2,000	2,122
Long Island, New York Power Authority Revenue Bonds, Series 2009
5.750% due 04/01/2039	1,500	1,553
Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
0.856% due 09/01/2015	500	413
Nassau County, New York Interim Finance Authority Revenue Bonds, Series 2009
5.000% due 11/15/2020	2,000	2,177
New York City, New York General Obligation Bonds, (FSA Insured), Series 2005
1.957% due 08/01/2016	2,500	2,279
New York City, New York General Obligation Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2018	500	527
New York City, New York General Obligation Bonds, Series 1993
0.200% due 08/01/2020	750	750
New York City, New York General Obligation Bonds, Series 2005
5.000% due 08/01/2022	1,770	1,806
New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	1,000	1,023
New York City, New York General Obligation Bonds, Series 2007
5.000% due 08/01/2019	1,000	1,053
5.000% due 10/01/2019	2,300	2,424
New York City, New York General Obligation Notes, (MBIA-IBC Insured), Series 2002
5.750% due 08/01/2011	250	269
New York City, New York General Obligation Notes, Series 2005
5.000% due 04/01/2011	250	263
New York City, New York Industrial Development Agency Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	500	542
New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 02/01/2036	500	443
5.000% due 01/01/2046	1,500	1,208
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
0.103% due 03/01/2022	1,400	952
5.000% due 03/01/2031	1,000	870
New York City, New York Industrial Development Agency Revenue Bonds, (MBIA Insured), Series 2006
0.113% due 03/01/2023	2,350	1,542
New York City, New York Industrial Development Agency Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	171
New York City, New York Industrial Development Agency Revenue Bonds, Series 2002
6.450% due 07/01/2032	240	200
New York City, New York Industrial Development Agency Revenue Bonds, Series 2003
5.125% due 05/01/2015	1,500	1,501
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.000% due 09/01/2035	835	586
5.500% due 01/01/2016	1,000	995
New York City, New York Industrial Development Agency Revenue Notes, (FGIC Insured), Series 2006
0.000% due 03/01/2016	2,425	2,042
New York City, New York Local Government Assistance Corp. Revenue Bonds, Series 2008
5.000% due 04/01/2019	2,500	2,754
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
4.750% due 06/15/2035	1,000	944
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2008
5.875% due 06/15/2035	1,000	1,071
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.000% due 06/15/2039	500	489
5.000% due 06/15/2040	2,660	2,603
5.250% due 06/15/2040	1,000	1,012
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
0.270% due 11/01/2022	100	100
5.000% due 08/01/2024	525	537
5.250% due 02/01/2029	1,500	1,562
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2009
5.000% due 01/15/2020	5,000	5,149
New York City, New York Transitional Finance Authority Revenue Notes, Series 2002
5.250% due 11/01/2011	600	653
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
0.270% due 04/01/2027	1,000	1,000
5.000% due 04/01/2028	2,540	2,625
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2009
5.000% due 01/01/2034	2,000	2,012
New York State Dormitory Authority Revenue Bonds, (BHAC-CR Insured), Series 2001
5.000% due 01/15/2026	1,000	1,028
New York State Dormitory Authority Revenue Bonds, (BHAC-CR/MBIA Insured), Series 2007
5.000% due 02/15/2027	1,000	1,060
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	200	210
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 1999
4.750% due 08/15/2022	500	496
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 10/01/2030	750	756
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2007
5.250% due 07/01/2021	1,000	1,047
New York State Dormitory Authority Revenue Bonds, Series 1990
0.200% due 07/01/2025	500	500
New York State Dormitory Authority Revenue Bonds, Series 2000
6.000% due 07/01/2010	150	153
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	400	432
New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	740
New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,097
5.000% due 07/01/2026	500	438
New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,023
5.000% due 02/15/2037	2,500	2,301
New York State Dormitory Authority Revenue Bonds, Series 2008
0.200% due 07/01/2037	800	800
5.000% due 07/01/2029	2,500	2,540
5.000% due 07/01/2038	1,000	981
6.125% due 12/01/2029	500	394
6.250% due 12/01/2037	350	268
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	981
New York State Dormitory Authority Revenue Notes, (FSA Insured), Series 2001
5.000% due 07/01/2011	455	490
New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2002
5.000% due 10/01/2012	500	550
New York State Dormitory Authority Revenue Notes, (MBIA Insured), Series 2003
5.000% due 07/01/2011	250	267
New York State Dormitory Authority Revenue Notes, (MBIA-FGIC/FHA Insured), Series 2005
5.000% due 02/01/2013	965	1,039
New York State Dormitory Authority Revenue Notes, Series 2001
5.250% due 07/01/2010	860	861
New York State Dormitory Authority Revenue Notes, Series 2007
4.000% due 08/15/2014	1,765	1,808
New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 12/15/2016	2,000	2,230
New York State Environmental Facilities Corp. Revenue Bonds, Series 2002
4.550% due 05/01/2012	1,000	1,000
5.000% due 06/15/2014	400	438
New York State Environmental Facilities Corp. Revenue Bonds, Series 2004
5.000% due 06/15/2023	2,000	2,091
New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 06/15/2024	3,200	3,329
New York State Environmental Facilities Corp. Revenue Bonds, Series 2007
4.750% due 06/15/2032	1,250	1,206
New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034	3,200	3,191
New York State Environmental Facilities Corp. Revenue Notes, Series 2002
5.000% due 06/15/2012	500	553
New York State Housing Finance Agency Revenue Bonds, (MBIA-FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	1,010
New York State Local Government Assistance Corp. Revenue Bonds, Series 1993
6.000% due 04/01/2014	320	354
New York State Metropolitan Transportation Authority Revenue Bonds, (MBIA-FGIC Insured), Series 2003
5.000% due 11/15/2032	200	191
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	943
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2009
5.000% due 11/15/2034	2,500	2,458
New York State Mortgage Agency Homeowner Mortgage Revenue Bonds, Series 2006
4.700% due 10/01/2031	500	426
New York State Port Authority of New York & New Jersey Revenue Bonds, (FSA Insured), Series 2006
4.750% due 12/01/2026	3,000	2,769
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 1995
0.220% due 06/01/2020	200	200
New York State Power Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	529
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, (MBIA Insured), Series 2004
5.250% due 10/15/2018	1,000	1,099
New York State Thruway Authority Revenue Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2029	2,000	1,933
4.750% due 01/01/2030	1,000	943
New York State Thruway Authority Revenue Notes, (FSA Insured), Series 2005
5.000% due 04/01/2014	500	551
New York State Thruway Authority Revenue Notes, (MBIA Insured), Series 2002
5.250% due 04/01/2011	500	533
New York State Tobacco Settlement Financing Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 06/01/2022	1,000	1,018
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2037	2,000	1,982
New York State TSASC, Inc. Revenue Bonds, Series 2006
5.000% due 06/01/2034	2,000	1,372
New York State Urban Development Corp. Revenue Bonds, (FSA Insured), Series 2007
5.000% due 01/01/2019	2,000	2,153
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	522
New York State Urban Development Corp. Revenue Bonds, Series 2009
5.250% due 03/15/2038	550	557
Niagara County, New York Industrial Development Agency Revenue Bonds, (GNMA/FHA Insured), Series 2006
5.000% due 07/20/2038	500	441
Oneida County, New York Industrial Development Agency, Revenue Bonds, Series 2008
5.000% due 09/15/2028	2,640	2,708
Orange County, New York General Obligation Notes, Series 2005
5.000% due 07/15/2013	500	561
Rensselaer, New York Municipal Leasing Corp. Revenue Notes, Series 2009
5.000% due 06/01/2019	1,000	1,003
Saratoga County, New York Industrial Development Agency Revenue Notes, Series 2007
5.000% due 12/01/2017	400	384
St. Lawrence County, New York Industrial Development Agency Revenue Notes, Series 2009
4.000% due 10/01/2014 (a)	1,500	1,538
Syracuse, New York Industrial Development Agency Revenue Bonds, Series 2008
0.240% due 12/01/2037	200	200
Troy, New York Industrial Development Agency Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	531

		123,877

PUERTO RICO 3.7%
Commonwealth of Puerto Rico General Obligation Bonds, (AGC Insured), Series 2006
4.655% due 07/01/2019	3,650	2,593
4.675% due 07/01/2020	1,000	679
Commonwealth of Puerto Rico General Obligation Bonds, Series 2006
5.000% due 07/01/2035	250	259
Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	1,200	1,087
Puerto Rico Highway & Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2013	200	199
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	5,000	259

		5,076

TEXAS 0.5%
Coppell, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
0.000% due 08/15/2016	805	640

VIRGIN ISLANDS 0.2%
Virgin Islands Public Finance Authority Revenue Bonds, Series 2003
6.125% due 07/01/2022	250	237

Total Municipal Bonds & Notes (Cost $136,680)		134,282

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 07/01/2009	7	7

(Dated 06/30/2009. Collateralized by Fannie Mae 1.722% due 05/10/2011 valued at $10. Repurchase proceeds are $7.)
U.S. TREASURY BILLS 0.2%
0.127% due 07/02/2009 (b)	310	310

Total Short-Term Instruments (Cost $317)		317

Total Investments 99.8% (Cost $139,243)		$136,830
Other Assets and Liabilities (Net) 0.2%		232

Net Assets 100.0%		$137,062

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-Issued security.

(b) Securities with an aggregate market value of $310 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(c) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(2)	Market Value(3)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
MCDX 5-Year Index	GSC	0.350%	06/20/2013	$1,200	$(68)	$(24)	$(44)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities compromising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d) Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
New York	$0	$123,877	$0	$123,877
Other Investments++	0	12,953	0	12,953

Investments, at value	$0	$136,830	$0	$136,830

Financial Derivative Instruments+++	$0	$(44)	$0	$(44)

Total	$0	$136,786	$0	$136,786

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0

Financial Derivative Instruments+++	$(2,013)	$0	$0	$0	$1,969	$44	$0

Total	$(2,013)	$0	$0	$0	$1,969	$44	$0

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Real Return Asset Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.4%
Daimler Finance North America LLC
4.320% due 08/03/2012		$12,281	$11,437
Georgia-Pacific Corp.
2.319% due 12/20/2012		108	102
2.323% due 12/20/2012		381	361
2.650% due 12/20/2012		1,238	1,171

Total Bank Loan Obligations (Cost $13,560)			13,071

CORPORATE BONDS & NOTES 18.0%
BANKING & FINANCE 14.1%
American Express Bank FSB
5.500% due 04/16/2013		2,500	2,456
6.000% due 09/13/2017		3,300	3,015
American Express Centurion Bank
6.000% due 09/13/2017		4,400	4,020
American Express Co.
7.000% due 03/19/2018		3,250	3,161
American Honda Finance Corp.
1.359% due 06/20/2011		29,400	28,386
American International Group, Inc.
1.217% due 10/18/2011		2,000	1,291
4.700% due 10/01/2010		7,000	5,685
5.850% due 01/16/2018		4,300	2,278
8.175% due 05/15/2058		4,500	1,285
8.250% due 08/15/2018		4,300	2,534
ANZ National International Ltd.
6.200% due 07/19/2013		8,600	8,870
Bank of America Corp.
5.650% due 05/01/2018		3,100	2,744
Bank of America N.A.
1.162% due 06/23/2010		30,000	29,865
1.538% due 05/12/2010		6,800	6,739
Bank of New York Mellon Corp.
0.761% due 06/29/2012		6,200	6,255
Bank of Scotland PLC
0.689% due 12/08/2010		2,500	2,382
Barclays Bank PLC
0.539% due 12/11/2009		27,000	23,245
6.050% due 12/04/2017		7,800	6,775
7.434% due 09/29/2049		1,200	805
Bear Stearns Cos. LLC
1.093% due 08/15/2011		1,900	1,852
Block Financial LLC
7.875% due 01/15/2013		2,500	2,711
C10 Capital SPV Ltd.
6.722% due 12/31/2049		1,000	513
Caelus Re Ltd.
6.918% due 06/07/2011		1,000	910
Calabash Re Ltd.
11.524% due 01/08/2010		300	292
Caterpillar Financial Services Corp.
1.354% due 06/24/2011		25,600	25,298
Citigroup Capital XXI
8.300% due 12/21/2077		1,600	1,250
Citigroup Funding, Inc.
2.036% due 05/07/2010		4,500	4,408
Citigroup, Inc.
0.631% due 12/28/2009		20,500	20,305
6.125% due 05/15/2018		1,700	1,489
8.400% due 04/29/2049 (a)		8,400	6,311
Commonwealth Bank of Australia
1.108% due 06/25/2014		16,100	16,046
Credit Suisse USA, Inc.
1.083% due 08/15/2010		8,450	8,405
Dexia Credit Local
1.262% due 09/23/2011		5,600	5,557
Everest Reinsurance Holdings, Inc.
5.400% due 10/15/2014		1,000	875
Ford Motor Credit Co. LLC
7.875% due 06/15/2010		7,500	7,126
Foundation Re II Ltd.
7.576% due 11/26/2010		2,000	1,873
General Electric Capital Corp.
1.124% due 05/08/2013		6,500	5,676
1.616% due 05/22/2013		3,400	3,056
GMAC LLC
6.875% due 09/15/2011		1,600	1,377
6.875% due 08/28/2012		2,500	2,039
Goldman Sachs Group, Inc.
0.934% due 11/16/2009		3,060	3,057
6.150% due 04/01/2018		3,600	3,511
HBOS PLC
6.750% due 05/21/2018		4,000	3,024
ING Bank NV
2.625% due 02/09/2012		12,500	12,658
International Lease Finance Corp.
6.625% due 11/15/2013		2,100	1,618
John Deere Capital Corp.
1.400% due 06/10/2011		30,000	29,792
Kreditanstalt fuer Wiederaufbau
4.875% due 06/17/2019		1,800	1,869
LeasePlan Corp. NV
3.000% due 05/07/2012		4,500	4,521
Lehman Brothers Holdings, Inc.
2.950% due 05/25/2010 (a)		4,175	637
6.875% due 05/02/2018 (a)		3,600	594
7.500% due 05/11/2038 (a)		10,000	1
Longpoint Re Ltd.
5.874% due 05/08/2010		1,400	1,361
Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		5,000	4,875
Merna Reinsurance Ltd.
1.248% due 07/07/2010		900	838
Merrill Lynch & Co., Inc.
0.892% due 09/09/2009		38,725	38,714
Metropolitan Life Global Funding I
5.125% due 04/10/2013		2,100	2,138
Morgan Stanley
1.357% due 01/18/2011		10,000	9,692
1.557% due 10/18/2016		700	567
3.006% due 05/14/2010		4,600	4,588
5.750% due 10/18/2016		4,600	4,416
National Australia Bank Ltd.
5.350% due 06/12/2013		7,500	7,734
National Rural Utilities Cooperative Finance Corp.
1.219% due 07/09/2009		2,000	2,000
1.982% due 07/01/2010		37,000	37,020
Pacific Life Global Funding
5.150% due 04/15/2013		1,600	1,597
Pearson Dollar Finance PLC
5.700% due 06/01/2014		2,500	2,476
Pricoa Global Funding I
0.801% due 09/27/2013		15,000	11,582
1.446% due 06/04/2010		31,700	31,438
Residential Reinsurance 2007 Ltd.
7.918% due 06/07/2010		300	288
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		4,000	2,964
Simon Property Group LP
6.125% due 05/30/2018		14,100	13,137
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013		6,400	6,165
Vita Capital III Ltd.
2.328% due 01/01/2012		1,600	1,387
Vita Capital Ltd.
2.108% due 01/01/2010		400	390
Wachovia Bank N.A.
0.726% due 12/02/2010		5,200	5,131
1.806% due 05/14/2010		5,000	5,002
Wells Fargo Capital XIII
7.700% due 12/29/2049		2,700	2,243

			518,185

INDUSTRIALS 3.4%
C8 Capital SPV Ltd.
6.640% due 12/29/2049		900	462
CIGNA Corp.
6.350% due 03/15/2018		3,000	2,660
DISH DBS Corp.
6.375% due 10/01/2011		2,000	1,945
Gaz Capital S.A.
7.343% due 04/11/2013		800	776
8.146% due 04/11/2018		1,200	1,098
Home Depot, Inc.
5.250% due 12/16/2013		6,000	6,173
International Business Machines Corp.
1.652% due 07/28/2011		28,200	28,388
Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		2,000	1,754
5.900% due 12/01/2016		1,000	816
8.875% due 07/15/2015		2,050	1,987
Mohawk Industries, Inc.
6.625% due 01/15/2016		7,000	6,229
Monsanto Co.
5.875% due 04/15/2038		4,000	4,089
Oracle Corp.
0.966% due 05/14/2010		1,500	1,500
5.750% due 04/15/2018		4,100	4,332
Rexam PLC
6.750% due 06/01/2013		2,900	2,813
Rockies Express Pipeline LLC
4.500% due 08/20/2009		9,600	9,601
Ryder System, Inc.
7.200% due 09/01/2015		6,000	6,023
Southwest Airlines Co.
5.125% due 03/01/2017		2,000	1,722
Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013		3,000	2,792
Target Corp.
6.000% due 01/15/2018		1,000	1,062
Time Warner, Inc.
1.150% due 11/13/2009		5,000	4,989
Tyco Electronics Group S.A.
5.950% due 01/15/2014		6,000	5,610
Tyco International Finance S.A.
6.000% due 11/15/2013		2,000	2,036
Tyco International Ltd.
7.000% due 12/15/2019		3,000	2,957
Union Pacific Corp.
5.650% due 05/01/2017		1,500	1,507
UnitedHealth Group, Inc.
4.875% due 02/15/2013		300	304
Viacom, Inc.
5.750% due 04/30/2011		7,500	7,683
6.250% due 04/30/2016		10,000	9,864
Yum! Brands, Inc.
6.250% due 03/15/2018		3,000	3,092

			124,264

UTILITIES 0.5%
Constellation Energy Group, Inc.
4.550% due 06/15/2015		1,200	1,042
Enel Finance International S.A.
5.700% due 01/15/2013		8,400	8,788
FPL Group Capital, Inc.
1.494% due 06/17/2011		4,000	4,043
Telecom Italia Capital S.A.
6.999% due 06/04/2018		2,200	2,229

			16,102

Total Corporate Bonds & Notes (Cost $700,801)			658,551

MUNICIPAL BONDS & NOTES 0.2%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		1,100	661
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039		500	393
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
6.000% due 06/01/2042		1,300	773
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037		4,700	4,477
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		1,735	1,166

Total Municipal Bonds & Notes (Cost $9,186)			7,470

U.S. GOVERNMENT AGENCIES 11.5%
Fannie Mae
2.638% due 09/01/2044 - 10/01/2044		569	561
3.512% due 05/01/2035		8,311	8,434
4.286% due 01/01/2028		1,662	1,691
4.307% due 09/01/2034		1,469	1,493
4.500% due 04/01/2021		270	276
4.647% due 12/01/2036		8,915	8,970
4.885% due 09/01/2035		22,441	23,028
5.000% due 02/25/2017 - 03/01/2039		28,452	29,377
5.259% due 04/01/2024		35	35
5.500% due 12/01/2033 - 07/01/2039		199,251	205,821
5.500% due 01/01/2037 (i)		17,485	18,083
6.000% due 04/01/2024 - 07/01/2039		37,670	39,456
6.500% due 05/01/2036		829	884
Freddie Mac
0.594% due 09/25/2031		110	100
0.669% due 12/15/2030		5,679	5,604
0.674% due 10/25/2029		869	796
0.888% due 02/01/2011 (e)		4,380	4,374
0.937% due 08/05/2011 (e)		20,300	20,307
5.000% due 11/15/2017 - 08/15/2020		13,429	13,494
5.408% due 07/01/2035		924	939
5.500% due 12/01/2036 - 07/01/2039		8,140	8,417
5.617% due 05/01/2035		1,311	1,335
6.500% due 04/01/2038 - 08/01/2038		600	638
Ginnie Mae
4.125% due 12/20/2023		1,355	1,376
4.375% due 03/20/2026		1,149	1,173
4.625% due 08/20/2023		1,391	1,424
5.375% due 05/20/2028		1,469	1,514
6.000% due 02/15/2036 - 07/01/2039		21,086	21,978
6.500% due 07/01/2039		200	212
Small Business Administration
5.902% due 02/10/2018		933	1,014

Total U.S. Government Agencies (Cost $414,090)			422,804

U.S. TREASURY OBLIGATIONS 97.8%
Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028 (h)		171,272	161,638
2.000% due 01/15/2016		1,826	1,853
2.000% due 01/15/2026 (h)		607,647	594,545
2.125% due 01/15/2019		5,959	6,149
2.375% due 01/15/2017		3,489	3,638
2.375% due 01/15/2025 (h)		935,161	960,293
2.375% due 01/15/2027 (h)		515,577	533,300
2.500% due 07/15/2016		4,118	4,320
2.500% due 01/15/2029		83,720	88,822
3.375% due 01/15/2012		720	766
3.625% due 04/15/2028 (h)		628,341	764,220
3.875% due 04/15/2029 (h)		365,438	462,508
U.S. Treasury Notes
0.875% due 04/30/2011 (i)		1,721	1,716

Total U.S. Treasury Obligations (Cost $3,409,247)			3,583,768

MORTGAGE-BACKED SECURITIES 4.0%
Adjustable Rate Mortgage Trust
5.383% due 11/25/2035		1,236	848
5.409% due 01/25/2036		1,250	967
American Home Mortgage Assets
2.260% due 11/25/2046		14,465	6,635
Banc of America Commercial Mortgage, Inc.
5.837% due 06/10/2049		2,500	1,776
5.929% due 05/10/2045		1,530	1,280
5.935% due 02/10/2051		2,500	2,023
Banc of America Funding Corp.
5.745% due 03/20/2036		1,389	812
Banc of America Large Loan, Inc.
0.829% due 08/15/2029		584	434
Bear Stearns Adjustable Rate Mortgage Trust
2.264% due 03/25/2035		1,307	1,123
2.500% due 08/25/2035		1,086	951
2.900% due 03/25/2035		3,865	3,344
4.550% due 08/25/2035		2,984	2,636
4.808% due 11/25/2034		792	656
4.828% due 01/25/2035		1,367	1,153
4.965% due 01/25/2035		750	633
Bear Stearns Alt-A Trust
5.303% due 08/25/2036		2,600	988
5.694% due 11/25/2036		1,497	759
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		56	56
Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049		640	508
Citigroup Mortgage Loan Trust, Inc.
2.850% due 12/25/2035		226	184
4.098% due 08/25/2035		288	210
4.248% due 08/25/2035		1,530	1,218
4.735% due 12/25/2035		867	483
4.748% due 08/25/2035		1,347	1,073
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		1,400	1,120
Commercial Mortgage Pass-Through Certificates
0.818% due 02/16/2034		9,462	8,425
6.010% due 12/10/2049		340	271
Countrywide Alternative Loan Trust
0.510% due 12/20/2046		4,407	1,770
2.340% due 12/25/2035		1,233	559
5.886% due 02/25/2037		748	441
6.000% due 01/25/2037		1,059	579
Countrywide Home Loan Mortgage Pass-Through Trust
0.654% due 06/25/2035		662	481
4.789% due 04/20/2035		713	627
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040		1,500	1,014
CW Capital Cobalt Ltd.
5.484% due 04/15/2047		1,400	925
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.394% due 02/25/2037		868	803
GMAC Mortgage Corp. Loan Trust
4.530% due 06/19/2035		2,331	1,510
5.303% due 11/19/2035		1,059	803
GS Mortgage Securities Corp. II
5.560% due 11/10/2039		414	339
GSR Mortgage Loan Trust
4.469% due 09/25/2035		2,862	2,411
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		2,780	2,139
5.794% due 02/12/2051		3,500	2,624
JPMorgan Mortgage Trust
4.873% due 04/25/2035		862	768
5.397% due 11/25/2035		1,266	1,045
5.500% due 10/25/2035		931	634
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039		1,290	1,049
5.424% due 02/15/2040		420	306
5.430% due 02/15/2040		700	508
5.866% due 09/15/2045		1,200	921
MASTR Asset Securitization Trust
5.500% due 09/25/2033		1,664	1,585
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		1,800	1,202
5.485% due 03/12/2051		1,200	808
5.700% due 09/12/2049		1,100	762
MLCC Mortgage Investors, Inc.
4.561% due 12/25/2034		653	579
4.948% due 04/25/2035		747	588
Morgan Stanley Capital I
5.447% due 02/12/2044		650	498
5.544% due 11/12/2049		1,700	897
5.692% due 04/15/2049		1,400	1,025
6.076% due 06/11/2049		2,300	1,739
Prime Mortgage Trust
5.000% due 02/25/2019		435	423
Residential Accredit Loans, Inc.
0.494% due 06/25/2046		419	162
Residential Asset Securitization Trust
0.714% due 01/25/2046		2,881	1,321
0.764% due 12/25/2036		812	364
6.250% due 10/25/2036		1,000	507
Residential Funding Mortgage Securities I
6.500% due 03/25/2032		3,114	3,133
Sovereign Commercial Mortgage Securities Trust
5.835% due 07/22/2030		1,900	1,676
Structured Adjustable Rate Mortgage Loan Trust
5.497% due 07/25/2035		730	500
Structured Asset Mortgage Investments, Inc.
0.504% due 07/25/2046		8,342	3,491
TBW Mortgage-Backed Pass-Through Certificates
0.424% due 01/25/2037		14,794	13,435
Thornburg Mortgage Securities Trust
0.424% due 11/25/2046		540	485
0.439% due 06/25/2037		30,485	27,152
Wachovia Mortgage Loan Trust LLC
5.453% due 10/20/2035		915	679
WaMu Mortgage Pass-Through Certificates
0.584% due 12/25/2045		318	151
0.604% due 07/25/2045		97	44
0.634% due 08/25/2045		224	122
2.139% due 02/25/2047		20,056	8,087
2.340% due 08/25/2046		1,504	539
5.394% due 02/25/2037		20,878	12,395

Total Mortgage-Backed Securities (Cost $171,933)			147,171

ASSET-BACKED SECURITIES 10.3%
Aames Mortgage Investment Trust
0.464% due 08/25/2035		135	128
Access Group, Inc.
2.392% due 10/27/2025		27,870	28,101
ACE Securities Corp.
0.364% due 07/25/2036		52	51
0.364% due 12/25/2036		1,125	826
0.374% due 10/25/2036		237	154
Asset-Backed Funding Certificates
0.374% due 10/25/2036		46	45
0.374% due 11/25/2036		796	761
0.374% due 01/25/2037		160	133
Bank One Issuance Trust
0.439% due 05/15/2014		5,000	4,871
0.449% due 03/15/2014		2,000	1,953
Bear Stearns Asset-Backed Securities Trust
1.314% due 10/25/2037		2,721	1,467
Capital Auto Receivables Asset Trust
1.239% due 03/15/2011		446	447
Carrington Mortgage Loan Trust
0.364% due 01/25/2037		158	132
0.414% due 06/25/2037		4,402	3,506
Chase Issuance Trust
0.339% due 03/15/2013		11,800	11,599
0.339% due 10/15/2013		2,000	1,946
0.359% due 10/15/2012		14,900	14,743
2.129% due 09/15/2015		15,000	15,006
Citigroup Mortgage Loan Trust, Inc.
0.374% due 05/25/2037		2,229	1,794
Countrywide Asset-Backed Certificates
0.364% due 03/25/2037		89	87
0.364% due 05/25/2037		3,236	3,068
0.364% due 12/25/2046		58	57
0.364% due 03/25/2047		178	173
0.364% due 05/25/2047		1,182	1,076
0.364% due 06/25/2047		230	214
0.374% due 03/25/2037		23	23
0.384% due 06/25/2047		2,898	2,687
1.214% due 10/25/2047		946	586
Credit-Based Asset Servicing & Securitization LLC
0.374% due 11/25/2036		322	263
First Franklin Mortgage Loan Asset-Backed Certificates
0.384% due 12/25/2037		849	803
Ford Credit Auto Owner Trust
0.919% due 07/15/2010		1,457	1,457
1.219% due 01/15/2011		27,960	27,983
1.739% due 06/15/2012		15,400	15,455
Fremont Home Loan Trust
0.374% due 01/25/2037		1,328	862
HFC Home Equity Loan Asset-Backed Certificates
0.385% due 03/20/2036		42	41
1.115% due 11/20/2036		3,101	2,906
Honda Auto Receivables Owner Trust
3.770% due 09/20/2010		4,986	5,021
MASTR Asset-Backed Securities Trust
0.374% due 11/25/2036		92	86
MBNA Credit Card Master Note Trust
0.359% due 11/15/2012		4,400	4,361
Morgan Stanley ABS Capital I
0.354% due 10/25/2036		1,085	1,017
0.364% due 10/25/2036		611	568
0.414% due 09/25/2036		9,900	7,386
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036		1,189	536
Nelnet Student Loan Trust
0.669% due 12/22/2016		22,431	22,223
Option One Mortgage Loan Trust
0.714% due 02/25/2035		1,626	1,169
Popular ABS Mortgage Pass-Through Trust
0.404% due 06/25/2047		1,067	837
0.744% due 06/25/2035		6,300	1,789
Securitized Asset-Backed Receivables LLC Trust
0.444% due 05/25/2037		7,673	4,788
SLC Student Loan Trust
0.863% due 02/15/2015		4,869	4,862
SLM Student Loan Trust
1.092% due 10/25/2016		14,009	13,961
1.092% due 07/25/2017		2,200	2,139
1.172% due 07/25/2019		6,000	5,752
1.492% due 10/27/2014		51,363	51,215
1.592% due 10/25/2017		11,100	10,842
1.992% due 07/25/2023		10,582	9,808
2.592% due 04/25/2023		42,253	43,148
Soundview Home Equity Loan Trust
0.374% due 11/25/2036		975	525
0.394% due 06/25/2037		713	571
0.424% due 01/25/2037		7,000	5,055
1.114% due 10/25/2037		4,244	4,002
South Carolina Student Loan Corp.
1.168% due 09/02/2014		557	550
1.218% due 03/01/2018		10,600	10,246
1.418% due 03/02/2020		13,500	12,830
1.668% due 09/03/2024		6,800	6,401
Structured Asset Securities Corp.
0.424% due 04/25/2036		22	21

Total Asset-Backed Securities (Cost $385,357)			377,113

SOVEREIGN ISSUES 0.1%
Export-Import Bank of Korea
1.386% due 10/04/2011		4,500	4,512

Total Sovereign Issues (Cost $4,497)			4,512

FOREIGN CURRENCY-DENOMINATED ISSUES 3.3%
American International Group, Inc.
5.750% due 03/15/2067	GBP	3,850	1,299
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	4,215	2,105
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	3,400	2,766
6.500% due 09/15/2067	GBP	6,700	6,889
Green Valley Ltd.
5.045% due 01/10/2011	EUR	700	950
Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	30,240	277
1.100% due 12/10/2016		1,564,680	14,345
1.200% due 12/10/2017		5,559,358	50,290
1.400% due 06/10/2018		4,395,600	39,877
Lehman Brothers Holdings, Inc.
5.259% due 06/12/2013 (a)	EUR	3,028	627
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		800	387
Silver Arrow S.A.
0.915% due 08/15/2014		424	593

Total Foreign Currency-Denominated Issues (Cost $127,900)			120,405

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049		1,700	1,334

Total Convertible Preferred Stocks (Cost $1,629)			1,334

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.5%
CERTIFICATES OF DEPOSIT 2.6%
Barclays Bank PLC
1.066% due 08/10/2009		$2,000	1,999
Sao Paolo IMI NY
1.272% due 06/09/2010		35,000	34,997
UBS AG
1.547% due 07/01/2010		56,800	56,789

			93,785

REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 07/01/2009		6,493	6,493

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/27/2009 valued at $6,624. Repurchase proceeds are $6,493.)
U.S. TREASURY BILLS 0.0%
3.759% due 07/16/2009 - 07/30/2009 (b)(e)(f)(g)		1,057	1,057

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 0.7%
		2,699,979	27,024

Total Short-Term Instruments (Cost $128,370)			128,359

Total Investments 149.1% (Cost $5,366,570)			$5,464,558
Written Options (k) (0.1%) (Premiums $3,754)			(3,366)
Other Assets and Liabilities (Net) (49.0%)			(1,796,286)

Net Assets 100.0%			$3,664,906

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Affiliated to the Fund.

(e) Securities with an aggregate market value of $2,606 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(f) Securities with an aggregate market value of $187 have been pledged as collateral for delayed-delivery securities on June 30, 2009.

(g) Securities with an aggregate market value of $250 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2009.

(h) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $1,061,646 at a weighted average interest rate of 0.463%. On June 30, 2009, securities valued at $1,113,435 were pledged as collateral for reverse repurchase agreements.

(i) Securities with an aggregate market value of $2,445 and cash of $68 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	139	$72
90-Day Euribor June Futures	Long	06/2010	159	77
90-Day Euribor September Futures	Long	09/2010	274	144
90-Day Eurodollar December Futures	Long	12/2009	72	(8)
90-Day Eurodollar June Futures	Long	06/2010	1	3
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	236	(30)

				$258

(j) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Block Financial LLC	DUB	(1.050%)	03/20/2013	0.709%	$2,500	$(31)	$0	$(31)
CIGNA Corp.	GSC	(1.270%)	03/20/2018	1.672%	3,000	83	0	83
Constellation Energy Group, Inc.	JPM	(0.960%)	06/20/2015	1.799%	1,200	51	0	51
DISH DBS Corp.	BCLY	(3.100%)	12/20/2011	2.667%	1,000	(11)	0	(11)
DISH DBS Corp.	GSC	(3.200%)	12/20/2011	2.667%	1,000	(13)	0	(13)
Everest Reinsurance Holdings, Inc.	BCLY	(0.535%)	12/20/2014	1.010%	1,000	24	0	24
Home Depot, Inc.	MSC	(0.980%)	12/20/2013	0.956%	6,000	(8)	0	(8)
International Lease Finance Corp.	DUB	(1.600%)	12/20/2013	9.030%	2,100	488	0	488
Macy’s Retail Holdings, Inc.	BOA	(2.430%)	03/20/2013	3.976%	2,000	98	0	98
Macy’s Retail Holdings, Inc.	DUB	(6.950%)	09/20/2015	3.592%	2,050	(335)	0	(335)
Macy’s Retail Holdings, Inc.	RBS	(2.111%)	12/20/2016	3.692%	1,000	87	0	87
Marsh & McLennan Cos., Inc.	DUB	(0.670%)	09/20/2014	0.533%	5,000	(34)	0	(34)
Merrill Lynch & Co., Inc.	JPM	(1.000%)	06/20/2019	2.108%	10,000	800	1,427	(627)
Mohawk Industries, Inc.	UBS	(1.550%)	03/20/2016	3.260%	7,000	621	0	621
Pearson Dollar Finance PLC	MSC	(0.750%)	06/20/2014	0.497%	2,500	(30)	0	(30)
Rexam PLC	BCLY	(1.450%)	06/20/2013	2.041%	2,900	61	0	61
Ryder System, Inc.	BOA	(1.730%)	09/20/2015	2.231%	6,000	154	0	154
Simon Property Group LP	DUB	(0.947%)	06/20/2018	2.178%	6,100	507	0	507
Simon Property Group LP	MSC	(1.306%)	06/20/2018	2.178%	8,000	470	0	470
Southwest Airlines Co.	BOA	(1.320%)	03/20/2017	2.098%	2,000	96	0	96
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(2.370%)	03/20/2013	3.858%	3,000	143	0	143
Telecom Italia Capital S.A.	GSC	(1.550%)	06/20/2018	1.962%	2,200	62	0	62
Tyco Electronics Group S.A.	BOA	(1.100%)	03/20/2014	2.148%	6,000	262	0	262
Tyco International Finance S.A.	BOA	(0.750%)	12/20/2013	1.285%	2,000	44	0	44
Tyco International Finance S.A.	BOA	(1.120%)	12/20/2019	1.119%	3,000	(1)	0	(1)
Union Pacific Corp.	UBS	(0.810%)	06/20/2017	0.603%	1,500	(22)	0	(22)
Viacom, Inc.	CITI	(1.220%)	06/20/2011	1.490%	7,500	37	0	37
Viacom, Inc.	DUB	(1.340%)	06/20/2016	1.593%	10,000	145	0	145
Yum! Brands, Inc.	BOA	(1.245%)	03/20/2018	0.722%	3,000	(116)	0	(116)

						$3,632	$1,427	$2,205

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC	BCLY	3.800%	09/20/2012	10.284%	$400	$(64)	$0	$(64)
Ford Motor Credit Co. LLC	JPM	3.850%	09/20/2012	10.284%	800	(126)	0	(126)
GMAC LLC	GSC	3.400%	06/20/2011	11.039%	1,900	(240)	0	(240)
Wells Fargo & Co.	BCLY	1.000%	03/20/2013	1.510%	1,800	(38)	(39)	1

						$(468)	$(39)	$(429)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.IG-12 5-Year Index	MSC	(1.000%)	06/20/2014	$55,000	$781	$2,114	$(1,333)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	1-Month EUR-CPTFEMU Index	2.275%	10/15/2016	UBS	EUR	8,100	$85	$0	$85
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP		3,800	184	1	183
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		3,700	207	(10)	217
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		5,500	316	7	309
Pay	1-Month EUR-FRCPXTOB Index	2.040%	02/21/2011	BNP		3,400	144	0	144
Pay	1-Month EUR-FRCPXTOB Index	2.261%	07/14/2011	JPM		100	6	0	6
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM		7,600	296	0	296
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UBS		32,400	1,428	0	1,428
Pay	1-Month EUR-FRCPXTOB Index	2.138%	01/19/2016	BCLY		10,700	64	0	64
Pay	1-Month EUR-FRCPXTOB Index	2.350%	10/15/2016	UBS		8,100	(259)	0	(259)
Pay	1-Month EUR-FRCPXTOB Index	2.353%	10/15/2016	JPM		7,200	(235)	0	(235)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	9,400	(207)	(69)	(138)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		35,500	(477)	(7)	(470)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		31,100	(365)	(271)	(94)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MSC		3,700	57	(11)	68
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,200	45	8	37
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		10,100	381	47	334
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	DUB		$6,100	322	215	107
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	JPM		4,200	129	33	96
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS		56,600	1,742	322	1,420
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	DUB		10,300	64	0	64
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	GSC		10,400	65	0	65
Pay	6-Month EUR-LIBOR	5.000%	09/17/2010	BCLY	EUR	16,700	1,159	(176)	1,335
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	GSC		14,800	1,126	(31)	1,157
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB	GBP	31,300	2,211	529	1,682
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	HSBC		1,500	169	14	155
Pay	GBP-UKRPI Index	3.103%	11/14/2016	UBS		7,500	147	0	147
Pay	GBP-UKRPI Index	3.250%	12/14/2017	BCLY		900	41	3	38
Pay	GBP-UKRPI Index	3.183%	12/19/2017	RBS		3,900	111	9	102
Pay	GBP-UKRPI Index	3.110%	01/03/2018	GSC		4,000	79	0	79
Pay	GBP-UKRPI Index	3.440%	09/10/2027	RBS		2,100	(86)	0	(86)

							$8,949	$613	$8,336

(k) Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar September Futures	$98.500	09/14/2009	313	$82	$14
Put - CME 90-Day Eurodollar September Futures	98.625	09/14/2009	376	70	19

				$152	$33

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	$26,100	$77	$54
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	37,000	187	206
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	74,000	727	957
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	10,000	321	180
Put - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	1.750%	08/21/2009	17,900	37	65
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	35,000	350	453
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	35,400	124	73
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	144,800	1,297	805
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	30,000	482	540

							$3,602	$3,333

(l) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	07/01/2039	$11,600	$11,625	$11,805
Fannie Mae	5.500%	07/01/2039	170,000	173,666	175,445
Fannie Mae	6.000%	07/01/2039	40,400	41,984	42,224
Fannie Mae	6.500%	08/01/2039	1,200	1,273	1,272
Freddie Mac	4.500%	07/01/2024	900	904	918
Freddie Mac	5.500%	07/01/2039	6,000	6,164	6,192

				$235,616	$237,856

(m) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	DUB	3,624	07/2009	$0	$(33)	$(33)
Buy		GSC	3,861	07/2009	72	0	72
Sell	BRL	HSBC	3,094	08/2009	0	(158)	(158)
Sell	CHF	JPM	1,305	07/2009	22	0	22
Sell		RBC	1,305	10/2009	6	0	6
Sell	CNY	BCLY	29,168	07/2009	1	(1)	0
Buy		DUB	35,562	07/2009	0	(312)	(312)
Sell		DUB	38,274	07/2009	8	(1)	7
Buy		HSBC	12,536	07/2009	0	(85)	(85)
Buy		JPM	19,344	07/2009	0	(168)	(168)
Buy		BCLY	69,699	09/2009	1	(96)	(95)
Buy		CITI	12,479	09/2009	18	0	18
Buy		DUB	13,321	09/2009	1	0	1
Buy		HSBC	50,512	09/2009	0	(80)	(80)
Buy		BCLY	14,442	03/2010	0	(4)	(4)
Buy		BOA	7,753	03/2010	0	(1)	(1)
Buy		CITI	6,377	03/2010	0	(4)	(4)
Buy		DUB	29,025	03/2010	0	(23)	(23)
Buy		HSBC	6,136	03/2010	0	(3)	(3)
Buy		JPM	57	03/2010	0	0	0
Sell	EUR	BCLY	8,281	07/2009	0	(62)	(62)
Sell		GSC	213	07/2009	0	0	0
Sell	GBP	BCLY	50	07/2009	0	(1)	(1)
Sell		CITI	9,494	07/2009	0	(930)	(930)
Buy		RBS	3,193	07/2009	95	0	95
Sell		MSC	6,351	08/2009	44	0	44
Sell	JPY	BNP	5,897,444	07/2009	0	(68)	(68)
Sell		CSFB	64,818	07/2009	0	(13)	(13)
Sell		MSC	5,962,262	08/2009	0	0	0
Sell	MXN	CITI	2,140	11/2009	0	(16)	(16)
Buy		JPM	483	11/2009	3	0	3
Sell	MYR	BCLY	120	08/2009	0	0	0
Sell	SGD	CITI	984	07/2009	0	(20)	(20)
Buy		HSBC	984	07/2009	0	(1)	(1)

					$271	$(2,080)	$(1,809)

(n) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$655,155	$3,396	$658,551
U.S. Government Agencies	0	422,804	0	422,804
U.S. Treasury Obligations	0	3,583,768	0	3,583,768
Asset-Backed Securities	0	377,113	0	377,113
Other Investments++	28,358	393,964	0	422,322

Investments, at value	$28,358	$5,432,804	$3,396	$5,464,558

Short Sales, at value	$0	$(237,856)	$0	$(237,856)

Financial Derivative Instruments+++	$258	$1,395	$2,209	$3,862

Total	$28,616	$5,196,343	$5,605	$5,230,564

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$26,305	$(39,555)	$8	$14,795	$(1,578)	$3,421	$3,396

Investments, at value	$26,305	$(39,555)	$8	$14,795	$(1,578)	$3,421	$3,396

Financial Derivative Instruments+++	$2,612	$0	$0	$0	$(94)	$(309)	$2,209

Total	$28,917	$(39,555)	$8	$14,795	$(1,672)	$3,112	$5,605

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Real Return Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.4%
Daimler Finance North America LLC
4.320% due 08/03/2012		$42,910	$39,960
Ford Motor Co.
3.320% due 12/16/2013		3,240	2,356
4.140% due 12/16/2013		1,629	1,185
Georgia-Pacific Corp.
2.319% due 12/20/2012		756	715
2.323% due 12/20/2012		2,667	2,522
2.650% due 12/20/2012		8,667	8,198

Total Bank Loan Obligations (Cost $58,534)			54,936

CORPORATE BONDS & NOTES 17.6%
BANKING & FINANCE 13.3%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		16,000	16,564
Allstate Life Global Funding Trusts CPI Linked Bond
0.670% due 03/01/2010		9,708	9,435
American Express Bank FSB
5.500% due 04/16/2013		16,300	16,015
6.000% due 09/13/2017		19,400	17,724
American Express Centurion Bank
6.000% due 09/13/2017		26,500	24,210
American Express Co.
7.000% due 03/19/2018		30	29
American General Finance Corp.
6.900% due 12/15/2017		5,000	2,711
American Honda Finance Corp.
1.359% due 06/20/2011		141,700	136,813
American International Group, Inc.
1.094% due 01/29/2010		6,300	5,371
1.217% due 10/18/2011		7,100	4,585
4.950% due 03/20/2012		400	272
5.450% due 05/18/2017		600	316
5.850% due 01/16/2018		14,400	7,629
8.175% due 05/15/2058		26,700	7,623
8.250% due 08/15/2018		23,100	13,612
ANZ National International Ltd.
6.200% due 07/19/2013		33,900	34,964
Australia & New Zealand Banking Group Ltd.
0.893% due 06/18/2012		23,500	23,419
3.200% due 12/15/2011		12,000	12,073
Bank of America Corp.
0.813% due 09/18/2009		800	799
1.127% due 11/06/2009		100	100
5.650% due 05/01/2018		12,500	11,064
Bank of America N.A.
1.162% due 06/23/2010		8,600	8,561
Barclays Bank PLC
5.450% due 09/12/2012		25,500	26,614
6.050% due 12/04/2017		19,600	17,023
7.434% due 09/29/2049		8,700	5,837
10.179% due 06/12/2021		7,120	7,610
BNP Paribas
1.096% due 06/04/2010		2,600	2,589
Brookfield Asset Management, Inc.
5.800% due 04/25/2017		7,500	6,215
C10 Capital SPV Ltd.
6.722% due 12/31/2049		6,000	3,076
Caelus Re Ltd.
6.918% due 06/07/2011		3,900	3,548
Calabash Re Ltd.
9.024% due 01/08/2010		4,900	4,676
11.524% due 01/08/2010		2,500	2,436
Capital One Financial Corp.
6.750% due 09/15/2017		2,200	2,108
Caterpillar Financial Services Corp.
1.129% due 06/25/2010		135,000	134,916
1.199% due 10/09/2009		1,000	1,000
CIT Group, Inc.
0.974% due 08/17/2009		600	583
Citibank N.A.
0.616% due 06/04/2012		3,100	3,111
Citigroup Capital XXI
8.300% due 12/21/2077		15,100	11,794
Citigroup Funding, Inc.
2.036% due 05/07/2010		64,000	62,694
Citigroup, Inc.
5.500% due 04/11/2013		23,400	21,957
6.500% due 08/19/2013		10,000	9,726
8.400% due 04/29/2049 (a)		74,500	55,973
Commonwealth Bank of Australia
1.030% due 12/10/2012		2,000	2,003
1.108% due 06/25/2014		62,000	61,791
Countrywide Financial Corp.
5.800% due 06/07/2012		5,300	5,338
Countrywide Home Loans, Inc.
5.625% due 07/15/2009		10,000	10,005
Credit Suisse New York
5.000% due 05/15/2013		21,400	21,904
Credit Suisse USA, Inc.
0.865% due 11/20/2009		100	100
Danske Bank A/S
5.914% due 12/29/2049		4,000	2,483
Dexia Credit Local
1.262% due 09/23/2011		21,500	21,337
DnB NOR Bank ASA
1.209% due 10/13/2009		200	199
Foundation Re II Ltd.
7.576% due 11/26/2010		10,300	9,644
General Electric Capital Corp.
0.839% due 03/12/2012		1,400	1,411
0.945% due 09/28/2011		10,300	9,776
1.122% due 10/26/2009		100	100
1.124% due 05/08/2013		27,300	23,838
Goldman Sachs Group, Inc.
0.701% due 06/28/2010		20,000	19,863
0.901% due 06/28/2010		500	497
0.934% due 11/16/2009		2,000	1,998
1.059% due 03/22/2016		1,000	848
1.561% due 10/07/2011		15,007	14,416
5.950% due 01/18/2018		7,500	7,287
6.150% due 04/01/2018		21,600	21,064
Governor & Co. of the Bank of Ireland
0.663% due 12/18/2009		200	198
HBOS PLC
6.750% due 05/21/2018		34,800	26,307
HCP, Inc.
6.300% due 09/15/2016		2,000	1,737
6.700% due 01/30/2018		5,000	4,350
HSBC Finance Corp.
1.206% due 05/10/2010		2,400	2,337
ING Bank NV
2.625% due 02/09/2012		12,500	12,658
International Lease Finance Corp.
6.625% due 11/15/2013		10,500	8,092
John Deere Capital Corp.
1.400% due 06/10/2011		4,000	3,972
JPMorgan Chase & Co.
0.688% due 06/25/2010		500	499
JPMorgan Chase & Co. CPI Linked Bond
3.574% due 02/15/2012		4,000	3,470
Kamp Re 2005 Ltd.
0.418% due 12/14/2010 (a)		1,698	119
Kreditanstalt fuer Wiederaufbau
4.875% due 06/17/2019		7,200	7,474
LeasePlan Corp. NV
3.000% due 05/07/2012		17,440	17,520
Lehman Brothers Holdings, Inc.
2.950% due 05/25/2010 (a)		10,200	1,556
6.200% due 09/26/2014 (a)		3,900	595
6.875% due 05/02/2018 (a)		32,405	5,347
7.000% due 09/27/2027 (a)		4,500	686
7.500% due 05/11/2038 (a)		5,000	1
Longpoint Re Ltd.
5.874% due 05/08/2010		11,200	10,886
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		2,500	2,386
Merna Reinsurance Ltd.
1.248% due 07/07/2010		28,900	26,894
Merrill Lynch & Co., Inc.
0.726% due 12/04/2009		13,130	13,106
5.450% due 02/05/2013		3,000	2,923
6.400% due 08/28/2017		26,900	23,850
6.875% due 04/25/2018		40,600	37,638
Metropolitan Life Global Funding I
0.894% due 05/17/2010		1,700	1,686
1.358% due 06/25/2010		123,400	123,020
2.550% due 06/10/2011		2,000	1,998
5.125% due 04/10/2013		14,800	15,071
Morgan Stanley
0.428% due 05/07/2010		10,000	9,853
1.357% due 01/18/2011		17,600	17,058
1.611% due 10/15/2015		500	429
3.006% due 05/14/2010		27,300	27,227
6.750% due 04/15/2011		7,000	7,337
National Australia Bank Ltd.
1.424% due 02/08/2010		1,900	1,900
Osiris Capital PLC
6.131% due 01/15/2010		1,700	1,676
Pacific Life Global Funding
5.150% due 04/15/2013		11,100	11,076
Pearson Dollar Finance Two PLC
5.500% due 05/06/2013		3,000	2,962
6.250% due 05/06/2018		19,200	18,446
Pricoa Global Funding I
1.446% due 06/04/2010		100,900	100,066
Prudential Financial, Inc.
1.570% due 06/10/2013		32,500	26,879
Residential Reinsurance 2007 Ltd.
7.918% due 06/07/2010		5,900	5,665
10.918% due 06/07/2010		20,000	19,006
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		6,200	5,054
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		9,900	7,337
SLM Corp.
1.232% due 07/27/2009		1,800	1,792
1.252% due 07/26/2010		1,000	908
SLM Corp. CPI Linked Bond
0.866% due 06/15/2010		472	431
1.666% due 02/01/2014		1,000	606
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013		3,300	3,179
8.700% due 08/07/2018		22,200	21,400
Vita Capital III Ltd.
2.328% due 01/01/2012		7,900	6,847
Vita Capital Ltd.
2.108% due 01/01/2010		3,500	3,417
2.608% due 01/01/2010		5,000	4,886
Wachovia Bank N.A.
0.726% due 12/02/2010		31,400	30,986
1.806% due 05/14/2010		41,800	41,813
Wachovia Corp.
1.230% due 04/23/2012		5,100	4,795
5.500% due 05/01/2013		3,600	3,723
Wells Fargo & Co.
0.672% due 03/23/2010		700	698
1.272% due 10/28/2015		1,200	1,034
4.375% due 01/31/2013		7,600	7,674
7.980% due 03/29/2049		6,300	5,237
Wells Fargo Capital X
5.950% due 12/15/2036		15,000	11,132
Wells Fargo Capital XIII
7.700% due 12/29/2049		16,400	13,622

			1,755,804

INDUSTRIALS 3.8%
American Standard, Inc.
5.500% due 04/01/2015		6,000	6,015
Amgen, Inc.
5.850% due 06/01/2017		9,000	9,565
AutoZone, Inc.
6.500% due 01/15/2014		5,000	5,193
Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017		2,500	2,556
C8 Capital SPV Ltd.
6.640% due 12/29/2049		7,100	3,644
Cardinal Health, Inc.
6.000% due 06/15/2017		6,195	5,828
Computer Sciences Corp.
6.500% due 03/15/2018		2,500	2,559
Con-way, Inc.
7.250% due 01/15/2018		10,000	8,490
CSX Corp.
6.250% due 03/15/2018		5,000	5,051
DISH DBS Corp.
6.375% due 10/01/2011		2,000	1,945
Enterprise Products Operating LLC
6.500% due 01/31/2019		15,300	15,577
Erac USA Finance Co.
6.375% due 10/15/2017		5,000	4,522
Gaz Capital S.A.
7.343% due 04/11/2013		5,800	5,626
8.146% due 04/11/2018		7,900	7,229
General Mills, Inc.
1.231% due 01/22/2010		600	599
GlaxoSmithKline Capital, Inc.
1.545% due 05/13/2010		67,700	68,187
Hewlett-Packard Co.
2.250% due 05/27/2011		8,700	8,732
HJ Heinz Co.
5.350% due 07/15/2013		7,500	7,852
Home Depot, Inc.
5.400% due 03/01/2016		2,500	2,499
Honeywell International, Inc.
1.142% due 07/27/2009		5,000	5,002
Hospira, Inc.
5.900% due 06/15/2014		2,500	2,595
International Business Machines Corp.
1.652% due 07/28/2011		40,600	40,871
International Paper Co.
5.250% due 04/01/2016		14,250	12,152
Kroger Co.
6.400% due 08/15/2017		5,000	5,309
Lafarge S.A.
6.500% due 07/15/2016		5,000	4,603
Ltd. Brands, Inc.
6.900% due 07/15/2017		3,200	2,773
Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012		3,000	2,733
5.875% due 01/15/2013		2,000	1,754
7.450% due 07/15/2017		3,000	2,615
8.875% due 07/15/2015		13,000	12,600
Marriott International, Inc.
5.810% due 11/10/2015		5,000	4,386
Masco Corp.
5.850% due 03/15/2017		8,000	6,400
Mattel, Inc.
5.625% due 03/15/2013		20,000	20,286
Motorola, Inc.
6.000% due 11/15/2017		4,000	3,265
National Semiconductor Corp.
6.600% due 06/15/2017		12,000	10,511
Nucor Corp.
5.750% due 12/01/2017		4,000	4,163
PPG Industries, Inc.
6.650% due 03/15/2018		10,000	10,649
Rexam PLC
6.750% due 06/01/2013		13,600	13,190
Reynolds American, Inc.
1.329% due 06/15/2011		1,500	1,404
7.250% due 06/01/2012		15,000	15,060
7.250% due 06/01/2013		10,000	10,296
Roche Holdings, Inc.
2.661% due 02/25/2011		5,800	5,867
Rockies Express Pipeline LLC
4.500% due 08/20/2009		800	800
Rohm & Haas Co.
5.600% due 03/15/2013		7,000	6,928
RPM International, Inc.
6.500% due 02/15/2018		8,550	7,774
RR Donnelley & Sons Co.
4.950% due 04/01/2014		10,000	8,717
Ryder System, Inc.
6.000% due 03/01/2013		1,100	1,096
7.200% due 09/01/2015		9,000	9,035
SCA Finans AB
4.500% due 07/15/2015		6,000	5,344
Sealed Air Corp.
5.625% due 07/15/2013		10,000	9,054
Spectra Energy Capital LLC
5.668% due 08/15/2014		10,000	10,113
6.200% due 04/15/2018		15,000	14,755
Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013		3,000	2,792
Suncor Energy, Inc.
6.100% due 06/01/2018		6,000	6,041
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		3,500	3,204
Time Warner, Inc.
1.150% due 11/13/2009		1,600	1,596
Tyco Electronics Group S.A.
6.550% due 10/01/2017		4,000	3,637
Tyco International Finance S.A.
6.000% due 11/15/2013		4,760	4,846
Tyco International Ltd.
7.000% due 12/15/2019		12,000	11,827
Union Pacific Corp.
5.650% due 05/01/2017		5,000	5,022
UnitedHealth Group, Inc.
4.875% due 02/15/2013		2,300	2,328
Viacom, Inc.
6.125% due 10/05/2017		4,000	3,893
6.250% due 04/30/2016		7,500	7,398
Whirlpool Corp.
6.500% due 06/15/2016		6,000	5,673

			502,026

UTILITIES 0.5%
AT&T, Inc.
1.116% due 02/05/2010		500	500
CenturyTel, Inc.
6.000% due 04/01/2017		10,803	9,764
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		4,600	4,488
CMS Energy Corp.
7.750% due 08/01/2010		7,845	8,211
Constellation Energy Group, Inc.
4.550% due 06/15/2015		2,200	1,910
Enel Finance International S.A.
5.700% due 01/15/2013		12,100	12,659
FirstEnergy Corp.
6.450% due 11/15/2011		2,500	2,611
Midwest Generation LLC
8.300% due 07/02/2009		2,777	2,764
NiSource Finance Corp.
1.231% due 11/23/2009		200	198
Public Service Electric & Gas Co.
1.514% due 03/12/2010		1,000	999
Qwest Capital Funding, Inc.
7.000% due 08/03/2009		9,550	9,574
7.250% due 02/15/2011		2,450	2,389
Qwest Corp.
8.875% due 03/15/2012		300	304
Sempra Energy
6.150% due 06/15/2018		4,500	4,531
Telecom Italia Capital S.A.
6.999% due 06/04/2018		10,700	10,841

			71,743

Total Corporate Bonds & Notes (Cost $2,498,979)			2,329,573

MUNICIPAL BONDS & NOTES 0.5%
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		2,630	2,410
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
8.514% due 01/01/2014		1,395	1,125
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.250% due 05/15/2024		6,770	6,455
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033		4,100	2,750
5.125% due 06/01/2047		700	379
5.750% due 06/01/2047		6,400	3,845
Harris County, Texas Flood Control District General Obligation Bonds, Series 2006
4.750% due 10/01/2029		4,200	4,141
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031		200	195
Los Angeles, California Community College District General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 08/01/2032		1,100	1,046
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022		1,200	1,152
4.500% due 07/01/2024		2,000	1,891
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
4.500% due 07/01/2025		1,400	1,299
4.500% due 01/01/2028		1,700	1,523
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
5.000% due 06/15/2037		1,200	1,179
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034		200	129
5.875% due 06/01/2047		10,200	5,771
6.000% due 06/01/2042		8,900	5,293
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		31,600	1,635
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		1,950	1,770
6.125% due 06/01/2032		740	608
San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031		1,000	962
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037		5,900	5,620
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021		4,500	2,067
Texas State Water Development Board Revenue Bonds, Series 2007
4.500% due 07/15/2024		1,100	1,116
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		360	351
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		13,180	8,856
Will County, Illinois Community Unit School District No. 201-Crete-Monee General Obligation Bonds, (MBIA-FGIC Insured), Series 2004
0.000% due 11/01/2022		9,990	4,689

Total Municipal Bonds & Notes (Cost $82,622)			68,257

U.S. GOVERNMENT AGENCIES 17.4%
Fannie Mae
0.374% due 07/25/2037		6,046	5,363
0.444% due 03/25/2036		2,603	2,252
0.454% due 04/25/2035		109	100
0.514% due 10/27/2037		13,500	12,293
0.664% due 07/25/2021 - 05/25/2042		281	276
1.791% due 04/01/2032		140	143
2.638% due 06/01/2043 - 10/01/2044		4,937	4,868
3.023% due 04/01/2027		121	122
3.464% due 04/01/2033		1,001	1,044
3.638% due 06/01/2033		246	251
3.705% due 07/01/2035		393	396
4.170% due 08/01/2035		387	392
4.227% due 04/01/2035		610	632
4.400% due 02/01/2032		8	8
4.550% due 02/01/2034		51	52
4.631% due 05/25/2035		147	147
4.644% due 01/01/2035		43	45
4.647% due 12/01/2036		370	372
4.706% due 05/01/2035		1,085	1,128
4.845% due 09/01/2034		357	359
4.990% due 10/01/2031		344	346
5.000% due 06/25/2027 - 02/01/2037		44,186	45,125
5.075% due 09/01/2034		219	225
5.076% due 11/01/2033		60	61
5.192% due 10/01/2033		29	29
5.491% due 05/01/2036		362	379
5.500% due 02/01/2033 - 07/01/2039		1,204,546	1,245,528
5.950% due 02/25/2044		37	39
6.000% due 12/01/2028 - 07/01/2039		573,022	599,934
6.500% due 04/01/2014 - 07/01/2039		45,489	48,554
Federal Housing Administration
7.430% due 12/01/2020		65	65
Freddie Mac
0.469% due 07/15/2019 - 10/15/2020		636	623
0.549% due 02/15/2019		537	527
0.574% due 08/25/2031		585	470
0.589% due 01/15/2037		352	345
0.594% due 09/25/2031		1,367	1,246
0.669% due 12/15/2030		4,318	4,261
0.702% due 03/09/2011		1,490	1,495
0.888% due 02/01/2011 (e)		1,490	1,488
0.896% due 05/05/2011 (e)		14,557	14,562
0.926% due 05/04/2011 (e)		772	774
0.937% due 08/05/2011		15	15
2.638% due 10/25/2044		6,982	6,875
2.639% due 02/25/2045		225	215
2.838% due 07/25/2044		558	553
3.490% due 03/01/2034		1,935	1,975
4.328% due 06/01/2033		724	730
4.500% due 05/15/2017 - 07/15/2020		2,154	2,206
4.591% due 01/01/2034		613	622
5.000% due 12/14/2018 - 07/01/2024		22,700	21,624
5.250% due 08/15/2011		1,824	1,885
5.370% due 01/01/2034		1,100	1,125
5.500% due 05/15/2016 - 07/01/2039		110,032	113,692
6.000% due 05/01/2035 - 07/01/2038		19,197	20,163
6.500% due 01/25/2028		55	59
6.595% due 10/01/2036		440	461
6.656% due 09/01/2036		388	407
6.701% due 07/01/2036		367	384
7.000% due 10/15/2030		212	222
Ginnie Mae
0.718% due 06/16/2031 - 03/16/2032		132	131
3.750% due 12/20/2035		1,818	1,833
4.625% due 07/20/2035		96	98
6.000% due 03/15/2029 - 07/01/2039		97,349	101,474
6.000% due 08/15/2038 (h)		7,774	8,111
6.500% due 05/15/2028 - 09/20/2038		2,015	2,153
Small Business Administration
4.310% due 04/01/2029		2,900	2,925
5.170% due 01/01/2028		1,697	1,792
5.490% due 03/01/2028 - 05/01/2028		10,428	10,993
5.902% due 02/10/2018		5,690	6,184

Total U.S. Government Agencies (Cost $2,256,687)			2,305,226

U.S. TREASURY OBLIGATIONS 97.3%
Treasury Inflation Protected Securities (c)
0.625% due 04/15/2013		111,067	109,748
1.250% due 04/15/2014		158,683	159,327
1.375% due 07/15/2018		128,247	124,360
1.625% due 01/15/2015 (g)		437,958	435,768
1.625% due 01/15/2018 (g)		131,803	130,402
1.750% due 01/15/2028 (g)		59,297	55,961
1.875% due 07/15/2013		1,093,949	1,121,639
1.875% due 07/15/2015 (g)		712,485	720,055
2.000% due 04/15/2012		456,870	470,148
2.000% due 01/15/2014 (g)		963,527	985,206
2.000% due 07/15/2014		560,055	573,006
2.000% due 01/15/2016		528,658	536,423
2.000% due 01/15/2026 (g)		579,666	567,167
2.125% due 01/15/2019 (g)		215,792	222,671
2.375% due 04/15/2011 (g)		214,418	220,851
2.375% due 01/15/2017 (g)		174,888	182,375
2.375% due 01/15/2025 (g)		1,049,942	1,078,159
2.375% due 01/15/2027		266,072	275,218
2.500% due 07/15/2016 (g)		452,019	474,196
2.500% due 01/15/2029		8,650	9,177
2.625% due 07/15/2017		581,849	619,488
3.000% due 07/15/2012 (g)		774,770	821,014
3.375% due 01/15/2012		67,541	71,847
3.375% due 04/15/2032		20,794	26,031
3.500% due 01/15/2011 (g)		503,861	526,219
3.625% due 04/15/2028		973,554	1,184,085
3.875% due 04/15/2029 (g)		920,363	1,164,835
U.S. Treasury Notes
0.875% due 04/30/2011 (h)		4,915	4,902

Total U.S. Treasury Obligations (Cost $12,436,060)			12,870,278

MORTGAGE-BACKED SECURITIES 3.3%
1211 Finance Corp.
7.745% due 04/11/2035		10,350	10,542
American Home Mortgage Assets
0.504% due 05/25/2046		921	340
0.504% due 09/25/2046		1,187	500
0.524% due 10/25/2046		21,906	7,143
Banc of America Commercial Mortgage, Inc.
5.837% due 06/10/2049		10,000	7,106
5.929% due 05/10/2045		12,525	10,481
5.935% due 02/10/2051		10,000	8,094
Banc of America Funding Corp.
4.585% due 02/20/2036		35,355	26,881
5.753% due 10/25/2036		900	564
5.837% due 01/25/2037		700	349
5.888% due 04/25/2037		500	313
6.102% due 01/20/2047		1,290	687
Banc of America Large Loan, Inc.
0.829% due 08/15/2029		778	578
BCAP LLC Trust
0.484% due 01/25/2037		16,127	6,162
Bear Stearns Adjustable Rate Mortgage Trust
2.264% due 03/25/2035		7,824	6,724
2.500% due 08/25/2035		6,596	5,776
2.900% due 03/25/2035		18,937	16,386
3.859% due 11/25/2030		231	211
4.550% due 08/25/2035		10,068	8,894
4.828% due 01/25/2035		6,117	5,158
5.106% due 01/25/2034		2,401	1,846
5.172% due 02/25/2034		322	208
5.409% due 01/25/2034		1,290	1,040
5.457% due 05/25/2047		5,764	3,364
5.733% due 02/25/2036		1,053	620
Bear Stearns Alt-A Trust
4.787% due 08/25/2036		1,051	466
5.303% due 08/25/2036		900	342
5.362% due 05/25/2035		198	133
5.490% due 09/25/2035		282	153
5.694% due 11/25/2036		3,062	1,553
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		2	2
Chase Mortgage Finance Corp.
4.747% due 02/25/2037		538	443
Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049		3,116	2,472
Citigroup Mortgage Loan Trust, Inc.
2.850% due 12/25/2035		1,714	1,399
4.098% due 08/25/2035		2,091	1,519
4.248% due 08/25/2035		7,831	6,236
4.685% due 03/25/2034		924	797
4.748% due 08/25/2035		7,634	6,077
5.672% due 07/25/2046		5,308	2,835
5.994% due 09/25/2037		3,052	1,655
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		5,900	4,720
Countrywide Alternative Loan Trust
0.484% due 01/25/2037		1,500	585
0.495% due 02/20/2047		223	87
0.510% due 12/20/2046		13,625	5,471
0.525% due 07/20/2046		18,085	6,990
2.340% due 12/25/2035		3,288	1,491
5.886% due 02/25/2037		15,125	8,919
6.000% due 01/25/2037		8,472	4,630
6.000% due 02/25/2037		331	201
Countrywide Home Loan Mortgage Pass-Through Trust
0.654% due 06/25/2035		9,924	7,212
5.250% due 01/20/2035		689	549
5.373% due 02/25/2047		1,206	618
5.550% due 04/20/2036		1,139	756
5.575% due 02/20/2036		618	324
5.575% due 03/25/2037		1,151	539
Credit Suisse Mortgage Capital Certificates
5.579% due 04/25/2037		800	364
CS First Boston Mortgage Securities Corp.
4.059% due 04/25/2034		730	645
4.938% due 12/15/2040		83	83
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		500	280
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.590% due 10/25/2035		810	419
First Horizon Alternative Mortgage Securities
6.250% due 08/25/2037		1,016	767
First Horizon Asset Securities, Inc.
5.365% due 08/25/2035		547	416
First Republic Mortgage Loan Trust
0.619% due 08/15/2032		120	102
First Union-Lehman Brothers-Bank of America
6.730% due 11/18/2035		10,800	10,732
GE Capital Commercial Mortgage Corp.
4.970% due 08/11/2036		1,955	1,973
Greenpoint Mortgage Funding Trust
0.394% due 10/25/2046		47	38
0.394% due 01/25/2047		526	399
0.584% due 11/25/2045		22	10
GS Mortgage Securities Corp. II
6.624% due 05/03/2018		300	323
GSR Mortgage Loan Trust
4.469% due 09/25/2035		27,866	23,472
Harborview Mortgage Loan Trust
0.505% due 08/21/2036		3,161	1,342
0.553% due 03/19/2036		1,831	773
0.655% due 06/20/2035		916	456
4.496% due 04/19/2034		654	519
Homebanc Mortgage Trust
5.866% due 04/25/2037		1,600	762
Impac CMB Trust
1.214% due 10/25/2033		1,373	1,092
Impac Secured Assets CMN Owner Trust
0.394% due 01/25/2037		646	607
Indymac INDA Mortgage Loan Trust
5.862% due 08/25/2036		1,500	833
Indymac INDB Mortgage Loan Trust
0.614% due 11/25/2035		617	235
Indymac Index Mortgage Loan Trust
0.404% due 11/25/2046		33	31
0.514% due 06/25/2047		6,435	2,673
0.614% due 06/25/2037		1,119	350
4.976% due 12/25/2034		360	273
5.000% due 08/25/2035		1,457	803
5.275% due 01/25/2036		755	510
5.302% due 09/25/2035		786	428
5.369% due 10/25/2035		659	408
5.800% due 06/25/2036		1,100	458
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		13,300	10,233
5.794% due 02/12/2051		1,210	907
5.935% due 02/12/2049		13,000	9,867
JPMorgan Mortgage Trust
4.811% due 12/25/2034		296	260
4.873% due 04/25/2035		575	512
5.012% due 02/25/2035		532	465
5.377% due 08/25/2035		1,400	1,086
5.500% due 10/25/2035		517	352
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039		9,400	7,647
5.424% due 02/15/2040		5,400	3,941
5.866% due 09/15/2045		14,000	10,748
Luminent Mortgage Trust
0.494% due 12/25/2036		4,121	1,484
MASTR Adjustable Rate Mortgages Trust
0.524% due 04/25/2046		5,518	2,263
4.081% due 12/25/2033		1,192	1,005
5.509% due 12/25/2033		309	261
MASTR Alternative Loans Trust
0.714% due 03/25/2036		2,072	745
Mellon Residential Funding Corp.
0.669% due 11/15/2031		774	563
0.749% due 08/15/2032		547	497
0.759% due 12/15/2030		1,128	909
0.799% due 06/15/2030		586	488
2.615% due 10/20/2029		266	250
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		2,937	2,034
Merrill Lynch Floating Trust
0.389% due 06/15/2022		1,996	1,402
Merrill Lynch Mortgage Investors, Inc.
0.524% due 02/25/2036		678	366
Merrill Lynch Mortgage Trust
5.840% due 05/12/2039		15,125	12,358
MLCC Mortgage Investors, Inc.
0.564% due 11/25/2035		779	528
1.314% due 10/25/2035		431	344
2.001% due 03/25/2030		199	125
2.106% due 11/25/2029		138	98
Morgan Stanley Capital I
6.076% due 06/11/2049		2,090	1,580
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047		600	282
Nomura Asset Acceptance Corp.
5.524% due 02/25/2036		799	342
5.820% due 03/25/2047		1,200	700
6.138% due 03/25/2047		1,100	648
Provident Funding Mortgage Loan Trust
3.680% due 08/25/2033		221	185
3.843% due 04/25/2034		164	145
Residential Accredit Loans, Inc.
0.494% due 06/25/2046		23,766	9,162
0.594% due 12/25/2045		3,716	1,635
2.700% due 09/25/2045		385	172
5.667% due 09/25/2035		1,103	687
Residential Asset Securitization Trust
0.714% due 01/25/2046		206	94
0.764% due 12/25/2036		2,924	1,311
5.500% due 06/25/2033		1,579	1,368
6.250% due 10/25/2036		4,000	2,027
Salomon Brothers Mortgage Securities VII, Inc.
6.500% due 09/25/2033		4,004	3,765
Sequoia Mortgage Trust
0.663% due 10/19/2026		32	25
0.695% due 10/20/2027		417	336
0.715% due 10/20/2027		454	382
1.215% due 12/20/2032		485	404
Structured Adjustable Rate Mortgage Loan Trust
2.610% due 01/25/2035		16	7
5.246% due 05/25/2036		1,500	621
5.376% due 11/25/2035		730	436
5.411% due 09/25/2036		1,500	822
5.516% due 08/25/2035		452	295
6.000% due 10/25/2037		1,107	517
Structured Asset Mortgage Investments, Inc.
0.384% due 08/25/2036		19	18
0.414% due 09/25/2047		743	693
0.434% due 08/25/2036		13,459	5,401
0.444% due 03/25/2037		490	179
0.504% due 07/25/2046		12,709	5,319
0.524% due 04/25/2036		2,744	1,156
0.524% due 05/25/2046		9,370	3,793
0.563% due 07/19/2035		1,317	846
0.624% due 12/25/2035		846	384
0.643% due 10/19/2034		14	11
0.663% due 03/19/2034		884	551
0.973% due 09/19/2032		864	646
TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036		1,300	652
Thornburg Mortgage Securities Trust
0.414% due 03/25/2037		730	636
0.424% due 11/25/2046		378	340
0.434% due 09/25/2046		61	56
Wachovia Bank Commercial Mortgage Trust
0.399% due 06/15/2020		10,984	8,089
0.409% due 09/15/2021		2,656	1,914
5.418% due 01/15/2045		320	256
5.617% due 05/15/2046		2,700	2,347
WaMu Mortgage Pass-Through Certificates
0.574% due 11/25/2045		9,749	4,730
0.604% due 07/25/2045		97	44
0.604% due 10/25/2045		163	85
0.654% due 01/25/2045		4,021	1,855
0.712% due 10/25/2044		1,368	707
0.854% due 12/25/2027		643	481
2.139% due 03/25/2047		17,226	7,034
2.160% due 12/25/2046		7,634	2,615
2.540% due 11/25/2042		4	3
2.740% due 06/25/2042		524	381
2.877% due 02/27/2034		2,791	2,288
3.127% due 07/25/2046		61	26
3.711% due 03/25/2034		528	443
3.766% due 03/25/2033		151	122
4.585% due 04/25/2035		1,859	1,841
4.639% due 03/25/2035		662	511
4.913% due 08/25/2035		6,886	5,926
5.092% due 12/25/2035		1,603	1,218
5.293% due 01/25/2037		5,678	3,321
5.468% due 04/25/2037		4,000	2,399
5.575% due 12/25/2036		3,609	2,327
5.632% due 05/25/2037		8,754	5,664
5.687% due 02/25/2037		10,718	5,996
Washington Mutual Alternative Mortgage Pass-Through Certificates
2.310% due 05/25/2046		4,009	1,704

Total Mortgage-Backed Securities (Cost $545,320)			436,411

ASSET-BACKED SECURITIES 4.3%
ACE Securities Corp.
0.394% due 10/25/2036		44	42
American Express Credit Account Master Trust
1.269% due 08/15/2012		11,600	11,629
Argent Securities, Inc.
0.364% due 10/25/2036		106	104
Asset-Backed Funding Certificates
0.664% due 06/25/2034		1,967	966
BA Credit Card Trust
0.899% due 04/15/2013		16,030	15,910
1.519% due 12/16/2013		13,700	13,671
Bear Stearns Asset-Backed Securities Trust
0.424% due 11/25/2036		1,349	791
0.644% due 01/25/2036		466	426
0.764% due 03/25/2043		72	66
1.314% due 10/25/2037		1,916	1,033
1.564% due 08/25/2037		3,796	2,013
Bravo Mortgage Asset Trust
0.444% due 07/25/2036		65	64
Capital Auto Receivables Asset Trust
1.239% due 03/15/2011		510	511
Carrington Mortgage Loan Trust
0.364% due 01/25/2037		823	685
Chase Issuance Trust
0.339% due 03/15/2013		10,400	10,223
0.359% due 02/15/2013		250	246
0.569% due 09/15/2011		1,600	1,600
0.969% due 11/15/2011		2,300	2,302
2.129% due 09/15/2015		14,000	14,005
Countrywide Asset-Backed Certificates
0.364% due 12/25/2046		36	35
0.364% due 06/25/2047		494	458
CS First Boston Mortgage Securities Corp.
0.564% due 01/25/2043		7	7
Daimler Chrysler Auto Trust
4.980% due 02/08/2011		3,640	3,679
Denver Arena Trust
6.940% due 11/15/2019		604	533
Equity One Asset-Backed Securities, Inc.
0.614% due 04/25/2034		162	62
First Franklin Mortgage Loan Asset-Backed Certificates
0.364% due 12/25/2036		21	21
Ford Credit Auto Owner Trust
1.219% due 01/15/2011		1,864	1,866
1.739% due 06/15/2012		142,700	143,207
Fremont Home Loan Trust
0.364% due 10/25/2036		1,176	735
Indymac Residential Asset-Backed Trust
0.444% due 04/25/2047		2,055	1,746
JPMorgan Mortgage Acquisition Corp.
0.374% due 05/25/2037		959	783
0.394% due 03/25/2037		1,267	1,006
Lehman XS Trust
0.394% due 11/25/2046		29	24
MASTR Asset-Backed Securities Trust
0.374% due 11/25/2036		332	308
MBNA Credit Card Master Note Trust
0.419% due 12/15/2011		3,100	3,100
Merrill Lynch Mortgage Investors, Inc.
0.364% due 05/25/2037		62	61
0.394% due 09/25/2037		306	263
0.434% due 02/25/2037		501	263
Morgan Stanley ABS Capital I
1.114% due 07/25/2037		1,492	1,069
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037		1,041	689
6.000% due 07/25/2047		650	433
Nomura Asset Acceptance Corp.
0.454% due 01/25/2036		3	3
Park Place Securities, Inc.
0.626% due 10/25/2034		398	297
Popular ABS Mortgage Pass-Through Trust
0.404% due 06/25/2047		53	42
Renaissance Home Equity Loan Trust
0.814% due 12/25/2033		1,445	690
SACO I, Inc.
0.374% due 05/25/2036		1,464	845
Securitized Asset-Backed Receivables LLC Trust
0.444% due 05/25/2037		2,376	1,483
SLM Student Loan Trust
1.092% due 01/25/2018		55	55
2.592% due 04/25/2023		316,667	323,373
Specialty Underwriting & Residential Finance
0.359% due 11/25/2037		277	268
0.374% due 01/25/2038		372	306
Structured Asset Securities Corp.
0.604% due 01/25/2033		13	9
USAA Auto Owner Trust
4.160% due 04/16/2012		1,700	1,733
WaMu Asset-Backed Certificates
0.364% due 01/25/2037		728	521
Wells Fargo Home Equity Trust
0.364% due 01/25/2037		96	95
0.564% due 12/25/2035		169	157

Total Asset-Backed Securities (Cost $566,185)			566,512

SOVEREIGN ISSUES 0.1%
Export-Import Bank of Korea
1.386% due 10/04/2011		17,150	17,195

Total Sovereign Issues (Cost $17,139)			17,195

FOREIGN CURRENCY-DENOMINATED ISSUES 4.1%
American International Group, Inc.
8.625% due 05/22/2038	GBP	5,600	2,211
Barclays Bank PLC
14.000% due 11/29/2049		8,000	15,103
Brazil Government International Bond
10.250% due 01/10/2028	BRL	10,000	5,052
Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2010		5,400	5,104
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		52,819	26,384
General Electric Capital Corp.
4.625% due 09/15/2066	EUR	4,450	3,635
5.500% due 09/15/2066	GBP	12,450	12,290
5.500% due 09/15/2067	EUR	500	407
6.500% due 09/15/2067	GBP	30,600	31,465
Green Valley Ltd.
5.045% due 01/10/2011	EUR	5,100	6,924
Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	191,520	1,753
1.100% due 12/10/2016		10,691,980	98,025
1.200% due 06/10/2017		14,376,420	130,688
1.200% due 12/10/2017		12,901,400	116,706
1.400% due 06/10/2018		7,422,570	67,338
Lehman Brothers Holdings, Inc.
1.150% due 10/26/2010 (a)		1,600,000	1,370
Merrill Lynch & Co., Inc.
1.855% due 07/22/2014	EUR	5,000	5,452
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		5,000	2,420
Silver Arrow S.A.
0.915% due 08/15/2014		2,545	3,555

Total Foreign Currency-Denominated Issues (Cost $576,085)			535,882

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%
American International Group, Inc.
8.500% due 08/01/2011		157,000	1,495
Wells Fargo & Co.
7.500% due 12/31/2049		8,900	6,986

Total Convertible Preferred Stocks (Cost $20,675)			8,481

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.2%
CERTIFICATES OF DEPOSIT 0.0%
UBS AG
1.547% due 07/01/2010		$6,200	6,199

REPURCHASE AGREEMENTS 0.2%
Credit Suisse Securities (USA) LLC
0.070% due 07/01/2009		20,000	20,000
(Dated 06/30/2009. Collateralized by Fannie Mae 6.000% due 05/15/2011 valued at $20,492. Repurchase proceeds are $20,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2009		4,064	4,064
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/27/2009 valued at $4,149. Repurchase proceeds are $4,064.)

			24,064

U.S. TREASURY BILLS 0.2%
0.123% due 07/02/2009 - 07/30/2009 (b)(e)(f)(h)		28,085	28,083

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 0.8%
		10,144,825	101,540

Total Short-Term Instruments (Cost $159,887)			159,886

Total Investments 146.3% (Cost $19,218,173)			$19,352,637
Written Options (j) (0.1%) (Premiums $22,133)			(18,693)
Other Assets and Liabilities (Net) (46.2%)			(6,104,355)

Net Assets 100.0%			$13,229,589

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Affiliated to the Fund.

(e) Securities with an aggregate market value of $7,224 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(f) Securities with an aggregate market value of $9,589 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2009.

(g) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $3,427,514 at a weighted average interest rate of 0.414%. On June 30, 2009, securities valued at $3,283,539 were pledged as collateral for reverse repurchase agreements.

(h) Securities with an aggregate market value of $26,918 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	795	$(269)
90-Day Euribor June Futures	Long	06/2010	636	357
90-Day Euribor September Futures	Long	09/2010	857	(53)
90-Day Eurodollar December Futures	Long	12/2009	545	(16)
90-Day Eurodollar March Futures	Long	03/2010	41	118
90-Day Eurodollar March Futures	Long	03/2011	9	(11)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	120	787
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	2,563	(801)

				$112

(i) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American General Finance Corp.	RBS	(1.820%)	12/20/2017	12.008%	$5,000	$1,966	$0	$1,966
American Standard, Inc.	BOA	(0.660%)	06/20/2015	0.700%	6,000	12	0	12
AutoZone, Inc.	BOA	(1.070%)	03/20/2014	0.564%	5,000	(114)	0	(114)
Brookfield Asset Management, Inc.	UBS	(2.180%)	06/20/2017	4.427%	7,500	916	0	916
Burlington Northern Santa Fe Corp.	BCLY	(0.720%)	06/20/2017	0.512%	2,500	(37)	0	(37)
Cardinal Health, Inc.	DUB	(0.740%)	06/20/2017	0.486%	6,195	(111)	0	(111)
CenturyTel, Inc.	BCLY	(1.850%)	06/20/2017	0.915%	10,803	(694)	0	(694)
Computer Sciences Corp.	BCLY	(0.870%)	03/20/2018	0.573%	2,500	(56)	0	(56)
Constellation Energy Group, Inc.	JPM	(0.960%)	06/20/2015	1.799%	2,200	94	0	94
Con-way, Inc.	BOA	(1.834%)	03/20/2018	2.227%	10,000	256	0	256
CSX Corp.	CSFB	(1.050%)	03/20/2018	0.775%	5,000	(102)	0	(102)
DISH DBS Corp.	BCLY	(3.100%)	12/20/2011	2.667%	1,000	(11)	0	(11)
DISH DBS Corp.	GSC	(3.200%)	12/20/2011	2.667%	1,000	(13)	0	(13)
Erac USA Finance Co.	GSC	(2.700%)	12/20/2017	2.386%	5,000	(104)	0	(104)
FirstEnergy Corp.	CSFB	(0.500%)	12/20/2011	1.861%	2,500	80	0	80
HCP, Inc.	JPM	(2.830%)	09/20/2016	3.428%	2,000	63	0	63
HCP, Inc.	MSC	(2.260%)	03/20/2018	3.339%	5,000	328	0	328
H.J. Heinz Co.	JPM	(0.530%)	09/20/2013	0.404%	5,000	(26)	0	(26)
Home Depot, Inc.	GSC	(1.920%)	03/20/2016	0.918%	2,500	(150)	0	(150)
Hospira, Inc.	MSC	(1.030%)	06/20/2014	0.723%	2,500	(36)	0	(36)
International Lease Finance Corp.	BNP	(1.600%)	12/20/2013	9.030%	2,500	581	0	581
International Lease Finance Corp.	DUB	(1.600%)	12/20/2013	9.030%	4,100	953	0	953
International Lease Finance Corp.	JPM	(1.530%)	12/20/2013	9.030%	3,900	915	0	915
Kroger Co.	BOA	(0.900%)	09/20/2017	0.821%	5,000	(29)	0	(29)
Lafarge S.A.	BOA	(1.690%)	09/20/2016	2.647%	5,000	269	0	269
Ltd. Brands, Inc.	BCLY	(4.910%)	09/20/2017	2.573%	1,200	(178)	0	(178)
Ltd. Brands, Inc.	MSC	(3.113%)	09/20/2017	2.573%	2,000	(69)	0	(69)
Macy’s Retail Holdings, Inc.	BOA	(2.430%)	03/20/2013	3.976%	2,000	98	0	98
Macy’s Retail Holdings, Inc.	DUB	(6.950%)	09/20/2015	3.592%	3,000	(490)	0	(490)
Macy’s Retail Holdings, Inc.	DUB	(2.100%)	09/20/2017	3.696%	1,000	93	0	93
Macy’s Retail Holdings, Inc.	DUB	(2.110%)	09/20/2017	3.432%	2,000	154	0	154
Macy’s Retail Holdings, Inc.	JPM	(2.000%)	03/20/2012	4.204%	3,000	161	0	161
Macy’s Retail Holdings, Inc.	MSC	(2.470%)	09/20/2015	3.846%	10,000	659	0	659
Marriott International, Inc.	DUB	(1.880%)	12/20/2015	1.999%	5,000	30	0	30
Marsh & McLennan Cos., Inc.	BOA	(1.180%)	09/20/2015	0.552%	2,500	(90)	0	(90)
Masco Corp.	CITI	(1.920%)	03/20/2017	3.365%	8,000	652	0	652
Mattel, Inc.	BOA	(2.450%)	03/20/2013	0.520%	20,000	(1,398)	0	(1,398)
Motorola, Inc.	DUB	(2.600%)	12/20/2017	2.330%	4,000	(73)	0	(73)
Nucor Corp.	CSFB	(0.486%)	12/20/2017	0.576%	4,000	26	0	26
Pearson Dollar Finance PLC	SOG	(0.900%)	06/20/2013	0.467%	1,500	(25)	0	(25)
Pearson Dollar Finance PLC	SOG	(1.040%)	06/20/2018	0.560%	3,500	(130)	0	(130)
Pearson Dollar Finance Two PLC	CITI	(0.570%)	06/20/2013	0.467%	1,500	(6)	0	(6)
Pearson Dollar Finance Two PLC	CITI	(0.690%)	06/20/2018	0.560%	3,500	(36)	0	(36)
Pearson Dollar Finance Two PLC	DUB	(0.720%)	06/20/2018	0.560%	11,000	(137)	0	(137)
PPG Industries, Inc.	BOA	(0.650%)	03/20/2018	1.426%	10,000	544	0	544
Qwest Capital Funding, Inc.	JPM	(3.250%)	09/20/2009	5.644%	12,000	55	0	55
Rexam PLC	BCLY	(1.450%)	06/20/2013	2.041%	10,600	224	0	224
Rexam PLC	CITI	(1.450%)	06/20/2013	2.041%	3,000	63	0	63
Reynolds American, Inc.	BCLY	(1.100%)	06/20/2012	2.437%	12,500	461	0	461
Reynolds American, Inc.	DUB	(1.020%)	06/20/2013	2.411%	10,000	496	0	496
Rohm & Haas Co.	DUB	(0.470%)	03/20/2013	0.840%	7,000	91	0	91
RPM International, Inc.	BOA	(1.030%)	03/20/2018	1.943%	8,550	527	0	527
Ryder System, Inc.	BOA	(0.850%)	03/20/2013	2.291%	1,100	54	0	54
Ryder System, Inc.	BOA	(1.550%)	09/20/2015	2.231%	9,000	315	0	315
SCA Finans AB	DUB	(0.810%)	09/20/2015	1.096%	6,000	93	0	93
Sealed Air Corp.	BCLY	(1.035%)	09/20/2013	1.255%	10,000	84	0	84
Sempra Energy	BOA	(0.580%)	06/20/2018	0.947%	3,000	81	0	81
Sempra Energy	DUB	(0.550%)	06/20/2018	0.947%	1,500	44	0	44
Spectra Energy Capital LLC	DUB	(0.750%)	09/20/2014	0.575%	10,000	(87)	0	(87)
Spectra Energy Capital LLC	DUB	(0.975%)	06/20/2018	0.627%	15,000	(401)	0	(401)
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(2.370%)	03/20/2013	3.858%	3,000	143	0	143
Tate & Lyle International Finance PLC	BCLY	(1.150%)	06/20/2016	1.520%	3,500	76	0	76
Telecom Italia Capital S.A.	GSC	(1.550%)	06/20/2018	1.962%	3,200	91	0	91
Telecom Italia Capital S.A.	JPM	(1.530%)	06/20/2018	1.962%	7,500	223	0	223
Tyco Electronics Group S.A.	DUB	(0.950%)	12/20/2017	2.072%	4,000	296	0	296
Tyco International Finance S.A.	BOA	(0.750%)	12/20/2013	1.285%	4,760	105	0	105
Tyco International Finance S.A.	BOA	(1.120%)	12/20/2019	1.119%	12,000	(5)	0	(5)
Union Pacific Corp.	UBS	(0.810%)	06/20/2017	0.603%	5,000	(73)	0	(73)
Viacom, Inc.	BOA	(1.930%)	06/20/2016	1.593%	2,500	(51)	0	(51)
Viacom, Inc.	BOA	(1.110%)	12/20/2017	1.556%	4,000	120	0	120
Viacom, Inc.	DUB	(1.150%)	06/20/2016	1.593%	5,000	129	0	129
Whirlpool Corp.	GSC	(1.060%)	06/20/2016	2.497%	6,000	480	0	480

						$8,369	$0	$8,369

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	DUB	1.992%	03/20/2013	16.024%	$10,000	$(3,430)	$0	$(3,430)
Ford Motor Credit Co. LLC	BCLY	3.800%	09/20/2012	10.284%	2,500	(398)	0	(398)
Ford Motor Credit Co. LLC	JPM	3.850%	09/20/2012	10.284%	3,600	(569)	0	(569)
Ford Motor Credit Co. LLC	MSC	3.800%	09/20/2012	10.284%	4,600	(733)	0	(733)
Ford Motor Credit Co. LLC	UBS	2.560%	06/20/2012	10.321%	1,500	(270)	0	(270)
General Electric Capital Corp.	BCLY	1.010%	03/20/2013	4.347%	4,700	(501)	0	(501)
GMAC LLC	BOA	5.100%	09/20/2012	10.203%	5,000	(619)	0	(619)
GMAC LLC	GSC	3.400%	06/20/2011	11.039%	1,100	(139)	0	(139)
GMAC LLC	JPM	5.400%	09/20/2012	10.203%	2,300	(268)	0	(268)
GMAC LLC	JPM	5.450%	09/20/2012	10.203%	2,300	(265)	0	(265)
GMAC LLC	UBS	3.620%	06/20/2011	11.039%	5,000	(612)	0	(612)
Goldman Sachs Group, Inc.	CSFB	0.740%	09/20/2012	1.683%	4,400	(125)	0	(125)
Goldman Sachs Group, Inc.	RBS	0.780%	09/20/2012	1.683%	2,000	(54)	0	(54)
Wells Fargo & Co.	BCLY	1.000%	03/20/2013	1.510%	2,200	(39)	(44)	5
Wells Fargo & Co.	CITI	1.000%	03/20/2013	1.510%	200	(3)	(4)	1
Wells Fargo & Co.	DUB	1.000%	09/20/2013	1.476%	500	(10)	(13)	3
Wells Fargo & Co.	MSC	1.000%	03/20/2013	1.510%	2,000	(34)	(46)	12

						$(8,069)	$(107)	$(7,962)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5-Year Index	MLP	(0.600%)	12/20/2012	$279,429	$11,185	$16,788	$(5,603)
CDX.IG-9 10-Year Index	BCLY	(0.800%)	12/20/2017	154,598	8,721	1,473	7,248
CDX.IG-9 10-Year Index	BOA	(0.800%)	12/20/2017	4,099	231	18	213
CDX.IG-9 10-Year Index	MSC	(0.800%)	12/20/2017	50,362	2,841	1,004	1,837
CDX.IG-12 5-Year Index	DUB	(1.000%)	06/20/2014	399,000	5,666	14,471	(8,805)
CDX.IG-12 5-Year Index	GSC	(1.000%)	06/20/2014	35,500	504	726	(222)
CDX.IG-12 5-Year Index	MSC	(1.000%)	06/20/2014	309,000	4,387	12,297	(7,910)

					$33,535	$46,777	$(13,242)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	1-Month EUR-CPTFEMU Index	2.275%	10/15/2016	UBS	EUR	33,900	$355	$0	$355
Pay	1-Month EUR-FRCPXTOB Index	2.040%	03/15/2010	BCLY		50,000	2,181	0	2,181
Pay	1-Month EUR-FRCPXTOB Index	2.103%	09/14/2010	BNP		60,000	2,910	0	2,910
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP		52,200	2,522	(115)	2,637
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		8,800	493	(2)	495
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		22,700	1,304	12	1,292
Pay	1-Month EUR-FRCPXTOB Index	2.040%	02/21/2011	BNP		33,900	1,433	0	1,433
Pay	1-Month EUR-FRCPXTOB Index	2.100%	03/13/2011	DUB		4,800	248	0	248
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM		31,400	1,222	0	1,222
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UBS		27,800	1,225	0	1,225
Pay	1-Month EUR-FRCPXTOB Index	1.988%	12/15/2011	BNP		72,600	1,771	0	1,771
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		2,500	44	0	44
Pay	1-Month EUR-FRCPXTOB Index	2.238%	06/20/2012	BCLY		15,000	501	0	501
Pay	1-Month EUR-FRCPXTOB Index	2.098%	09/28/2012	BNP		33,000	583	0	583
Pay	1-Month EUR-FRCPXTOB Index	2.150%	01/19/2016	BNP		75,000	476	46	430
Pay	1-Month EUR-FRCPXTOB Index	2.350%	10/15/2016	UBS		33,100	(1,057)	0	(1,057)
Pay	1-Month EUR-FRCPXTOB Index	2.353%	10/15/2016	JPM		30,000	(979)	0	(979)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS	BRL	163,000	2,085	482	1,603
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC		47,600	(1,049)	(347)	(702)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		190,500	(2,557)	(38)	(2,519)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		231,000	3,607	(792)	4,399
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		4,500	170	30	140
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		55,200	2,080	237	1,843
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	DUB		$24,000	1,266	845	421
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	DUB		31,100	1,566	933	633
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	RBS		195,900	9,864	5,740	4,124
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	CITI		6,500	200	123	77
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	JPM		57,100	1,757	451	1,306
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS		280,300	8,626	375	8,251
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	DUB		8,400	52	0	52
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	GSC	EUR	36,100	2,747	(76)	2,823
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB	GBP	10,800	763	182	581
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BCLY		5,500	620	(137)	757
Pay	GBP-UKRPI Index	3.100%	11/14/2016	BCLY		40,000	1,073	0	1,073
Pay	GBP-UKRPI Index	3.250%	12/14/2017	BCLY		3,000	137	12	125
Pay	GBP-UKRPI Index	3.183%	12/19/2017	RBS		11,900	339	23	316
Pay	GBP-UKRPI Index	3.110%	01/03/2018	GSC		34,800	686	0	686
Pay	GBP-UKRPI Index	3.381%	06/14/2027	RBS		13,600	(768)	0	(768)
Pay	GBP-UKRPI Index	3.440%	09/10/2027	RBS		17,000	(698)	0	(698)
Pay	GBP-UKRPI Index	3.425%	10/17/2027	BCLY		5,250	(242)	0	(242)

							$47,556	$7,984	$39,572

(j) Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$120.000	08/21/2009	3,978	$1,470	$1,643
Put - CBOT U.S. Treasury 10-Year Note September Futures	110.000	08/21/2009	3,978	2,694	887
Put - CME 90-Day Eurodollar September Futures	98.500	09/14/2009	679	191	30
Put - CME 90-Day Eurodollar September Futures	98.625	09/14/2009	940	179	48

				$4,534	$2,608

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	$399,200	$3,393	$2,218
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.420%	11/23/2009	69,800	1,237	1,697
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	69,800	1,576	1,271
Call - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	2.950%	08/21/2009	22,000	158	126
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	22,000	109	114
Call - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.420%	11/23/2009	88,300	1,236	2,147
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	88,300	2,490	1,607
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.950%	12/15/2009	60,300	207	174
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	66,000	2,122	1,189
Put - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	1.750%	08/21/2009	2,400	5	9
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	41,300	371	230
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.420%	11/23/2009	32,600	522	793
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	32,600	769	593
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.950%	12/15/2009	46,700	159	135
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	210,000	3,245	3,782

							$17,599	$16,085

(k) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value(6)
Fannie Mae	5.000%	07/01/2039	$40,300	$40,385	$41,012
Fannie Mae	5.500%	07/01/2039	1,187,450	1,213,015	1,225,485
Fannie Mae	6.000%	07/01/2039	387,400	402,903	404,894
Fannie Mae	6.500%	07/01/2039	14,100	15,008	15,014
Fannie Mae	6.500%	08/01/2039	30,800	32,687	32,658
Freddie Mac	4.500%	07/01/2024	200	201	204
Freddie Mac	5.500%	07/01/2039	34,000	35,102	35,089
Treasury Inflation Protected Securities	1.750%	01/15/2028	48,699	41,413	46,377
Treasury Inflation Protected Securities	1.875%	07/15/2013	1,162	1,189	1,196
Treasury Inflation Protected Securities	2.125%	01/15/2019	21,879	23,025	22,576

				$1,804,928	$1,824,505

(6)	Market value includes $422 of interest payable on short sales.

(l) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	DUB	34,632	07/2009	$0	$(318)	$(318)
Buy		GSC	37,420	07/2009	702	0	702
Sell	BRL	HSBC	103,948	08/2009	0	(3,567)	(3,567)
Buy	CAD	JPM	617	08/2009	0	(33)	(33)
Sell	CHF	JPM	10,850	07/2009	183	0	183
Sell		RBC	10,850	10/2009	47	0	47
Buy	CNY	BCLY	51,344	07/2009	0	(483)	(483)
Sell		BCLY	114,280	07/2009	2	(5)	(3)
Buy		DUB	138,073	07/2009	0	(1,210)	(1,210)
Sell		DUB	149,962	07/2009	33	(5)	28
Buy		HSBC	74,825	07/2009	0	(506)	(506)
Buy		BCLY	259,376	09/2009	3	(351)	(348)
Buy		CITI	52,053	09/2009	76	0	76
Buy		DUB	52,192	09/2009	4	0	4
Sell		DUB	27,440	09/2009	0	(100)	(100)
Buy		HSBC	197,458	09/2009	0	(311)	(311)
Sell		JPM	20,823	09/2009	0	(71)	(71)
Buy		BCLY	53,069	03/2010	0	(16)	(16)
Sell		BCLY	416	03/2010	0	0	0
Sell		BOA	3,591	03/2010	0	0	0
Sell		CITI	2,954	03/2010	2	0	2
Buy		DUB	96,988	03/2010	0	(77)	(77)
Sell		DUB	1,978	03/2010	2	0	2
Sell		HSBC	2,842	03/2010	1	0	1
Sell		JPM	27	03/2010	0	0	0
Sell	EUR	BCLY	38,588	07/2009	0	(290)	(290)
Sell	GBP	BCLY	8,943	07/2009	0	(251)	(251)
Sell		CITI	36,290	07/2009	0	(3,555)	(3,555)
Sell		GSC	758	07/2009	0	(31)	(31)
Buy		RBS	3,610	07/2009	266	0	266
Sell		MSC	42,381	08/2009	290	0	290
Sell	JPY	BNP	27,388,392	07/2009	0	(314)	(314)
Sell		CSFB	176,577	07/2009	0	(37)	(37)
Sell		JPM	27,564,969	08/2009	686	0	686
Sell	MXN	CITI	11,642	11/2009	0	(85)	(85)
Buy		JPM	2,368	11/2009	14	0	14
Sell	MYR	BCLY	635	08/2009	0	(1)	(1)
Buy	NZD	GSC	4,842	07/2009	133	0	133
Sell	PHP	CITI	31,152	08/2009	2	(2)	0
Sell	SEK	RBS	4,114	07/2009	25	0	25
Sell		RBS	4,114	10/2009	0	0	0
Sell	SGD	CITI	8,664	07/2009	0	(173)	(173)
Buy		HSBC	8,664	07/2009	0	(10)	(10)

					$2,471	$(11,802)	$(9,331)

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$2,274,970	$54,603	$2,329,573
U.S. Government Agencies	0	2,305,161	65	2,305,226
U.S. Treasury Obligations	0	12,870,278	0	12,870,278
Other Investments++	110,020	1,737,540	0	1,847,560

Investments, at value	$110,020	$19,187,949	$54,668	$19,352,637

Short Sales, at value	$0	$(1,824,505)	$0	$(1,824,505)

Financial Derivative Instruments+++	$112	$(15,778)	$14,491	$(1,175)

Total	$110,132	$17,347,666	$69,159	$17,526,957

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$0	$7,138	$37	$0	$579	$46,849	$54,603
U.S. Government Agencies	66	(1)	0	0	0	0	65

Investments, at value	$66	$7,137	$37	$0	$579	$46,849	$54,668

Financial Derivative Instruments+++	$22,424	$0	$0	$0	$(2,361)	$(5,572)	$14,491

Total	$22,490	$7,137	$37	$0	$(1,782)	$41,277	$69,159

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

RealEstateRealReturn Strategy Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 18.0%
BANKING & FINANCE 16.5%
American Express Bank FSB
5.500% due 04/16/2013		$600	$590
American Express Centurion Bank
6.000% due 09/13/2017		300	274
American Express Co.
7.000% due 03/19/2018		670	652
American Honda Finance Corp.
1.359% due 06/20/2011		2,300	2,221
American International Group, Inc.
5.850% due 01/16/2018		200	106
8.175% due 05/15/2058		1,100	314
8.250% due 08/15/2018		1,000	589
ANZ National International Ltd.
6.200% due 07/19/2013		1,800	1,856
Bank of Scotland PLC
0.689% due 12/08/2010		2,500	2,382
Barclays Bank PLC
6.050% due 12/04/2017		300	261
7.434% due 09/29/2049		100	67
10.179% due 06/12/2021		1,280	1,368
Bear Stearns Cos. LLC
1.269% due 01/31/2011		2,380	2,354
C10 Capital SPV Ltd.
6.722% due 12/31/2049		100	51
Caterpillar Financial Services Corp.
1.354% due 06/24/2011		1,400	1,384
Danske Bank A/S
5.914% due 12/29/2049		3,000	1,862
Dexia Credit Local
1.262% due 09/23/2011		300	298
GATX Financial Corp.
5.800% due 03/01/2016		1,000	842
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		900	878
HBOS PLC
6.750% due 05/21/2018		1,000	756
LeasePlan Corp. NV
3.000% due 05/07/2012		400	402
Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)		100	15
6.875% due 05/02/2018 (a)		900	149
7.500% due 05/11/2038 (a)		5,000	1
Merna Reinsurance Ltd.
1.248% due 07/07/2010		300	279
Metropolitan Life Global Funding I
1.358% due 06/25/2010		1,600	1,595
5.125% due 04/10/2013		500	509
Morgan Stanley
1.357% due 01/18/2011		1,000	969
1.557% due 10/18/2016		1,000	810
National Rural Utilities Cooperative Finance Corp.
1.982% due 07/01/2010		1,000	1,001
New York Life Global Funding
4.650% due 05/09/2013		1,400	1,422
Pacific Life Global Funding
5.150% due 04/15/2013		400	399
Pricoa Global Funding I
1.446% due 06/04/2010		2,000	1,983
Residential Reinsurance 2007 Ltd.
7.918% due 06/07/2010		400	384
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		300	222
Simon Property Group LP
6.125% due 05/30/2018		1,400	1,304
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013		1,500	1,445
Vita Capital III Ltd.
2.328% due 01/01/2012		300	260
Wachovia Bank N.A.
0.726% due 12/02/2010		300	296
Wells Fargo & Co.
4.375% due 01/31/2013		200	202
Wells Fargo Capital XIII
7.700% due 12/29/2049		700	581

			33,333

INDUSTRIALS 1.3%
Canadian Natural Resources Ltd.
6.000% due 08/15/2016		100	103
DISH DBS Corp.
7.000% due 10/01/2013		600	573
Gaz Capital S.A.
7.343% due 04/11/2013		200	194
8.146% due 04/11/2018		300	275
Hewlett-Packard Co.
2.250% due 05/27/2011		800	803
Rockies Express Pipeline LLC
4.500% due 08/20/2009		600	600

			2,548

UTILITIES 0.2%
Constellation Energy Group, Inc.
4.550% due 06/15/2015		100	87
NGPL PipeCo. LLC
6.514% due 12/15/2012		300	314

			401

Total Corporate Bonds & Notes (Cost $44,224)			36,282

MUNICIPAL BONDS & NOTES 0.4%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		100	57
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		390	354
6.125% due 06/01/2032		400	329
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		100	67

Total Municipal Bonds & Notes (Cost $889)			807

U.S. GOVERNMENT AGENCIES 29.1%
Fannie Mae
2.638% due 09/01/2044 - 10/01/2044		136	134
5.000% due 02/01/2038 (e)		1,423	1,453
5.500% due 09/01/2036 - 07/01/2039		15,124	15,611
6.000% due 10/01/2035 - 07/01/2039		14,674	15,352
6.000% due 10/01/2037 (e)		1,835	1,921
Freddie Mac
0.702% due 03/09/2011 (e)		485	487
0.926% due 05/04/2011 (e)		453	454
1.268% due 04/01/2011 (e)		513	515
4.500% due 05/15/2017		39	40
5.000% due 12/14/2018		1,100	1,046
5.500% due 02/01/2038 (i)		91	93
5.500% due 09/01/2038 - 11/01/2038		1,071	1,107
6.000% due 08/01/2036 (e)		3,800	3,976
6.000% due 07/01/2039		6,800	7,099
6.595% due 10/01/2036 (i)		1,004	1,051
6.656% due 09/01/2036		863	905
6.701% due 07/01/2036		829	866
Ginnie Mae
6.000% due 08/15/2034 - 07/01/2039		6,378	6,650

Total U.S. Government Agencies (Cost $58,111)			58,760

U.S. TREASURY OBLIGATIONS 129.6%
Treasury Inflation Protected Securities (c)
1.625% due 01/15/2015		2,568	2,556
1.625% due 01/15/2018		2,341	2,316
1.750% due 01/15/2028 (e)		8,855	8,357
1.875% due 07/15/2015		26,649	26,932
2.000% due 01/15/2026		5,909	5,781
2.000% due 07/15/2014 (h)		53,165	54,394
2.125% due 01/15/2019		496	512
2.375% due 01/15/2027		12,688	13,124
2.375% due 01/15/2025 (h)		19,569	20,095
2.500% due 07/15/2016		17,843	18,719
2.500% due 01/15/2029		596	632
2.625% due 07/15/2017 (h)		36,110	38,446
3.000% due 07/15/2012		474	503
3.500% due 01/15/2011		5,023	5,246
3.625% due 04/15/2028 (h)		25,707	31,266
3.875% due 04/15/2029 (h)		25,941	32,831

Total U.S. Treasury Obligations (Cost $250,379)			261,710

MORTGAGE-BACKED SECURITIES 4.4%
American Home Mortgage Assets
2.260% due 11/25/2046		1,366	627
Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051		210	148
BCAP LLC Trust
0.484% due 01/25/2037		567	217
Bear Stearns Adjustable Rate Mortgage Trust
2.264% due 03/25/2035		69	60
2.500% due 08/25/2035		61	54
2.900% due 03/25/2035		188	162
4.550% due 08/25/2035		110	97
4.828% due 01/25/2035		684	576
Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049		91	72
Citigroup Mortgage Loan Trust, Inc.
2.850% due 12/25/2035		45	37
4.248% due 08/25/2035		122	97
4.685% due 03/25/2034		637	549
4.748% due 08/25/2035		69	55
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		100	80
Countrywide Home Loan Mortgage Pass-Through Trust
0.654% due 06/25/2035		425	309
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039		200	141
GSR Mortgage Loan Trust
4.469% due 09/25/2035		993	836
JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043		210	170
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		210	153
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100	69
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035		411	332
Morgan Stanley Capital I
6.076% due 06/11/2049		330	249
Residential Accredit Loans, Inc.
0.494% due 06/25/2046		629	242
0.564% due 08/25/2037		4,680	1,862
Residential Asset Securitization Trust
0.714% due 01/25/2046		892	409
6.500% due 08/25/2036		1,000	479
Structured Adjustable Rate Mortgage Loan Trust
6.000% due 03/25/2036		1,247	635
Wachovia Bank Commercial Mortgage Trust
5.418% due 01/15/2045		210	168

Total Mortgage-Backed Securities (Cost $11,652)			8,885

ASSET-BACKED SECURITIES 0.9%
MBNA Credit Card Master Note Trust
0.359% due 05/15/2013		1,900	1,869

Total Asset-Backed Securities (Cost $1,773)			1,869

FOREIGN CURRENCY-DENOMINATED ISSUES 2.5%
General Electric Capital Corp.
6.500% due 09/15/2067	GBP	300	308
Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	30,240	277
1.100% due 12/10/2016		110,330	1,012
1.400% due 06/10/2018		369,630	3,353
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	100	48

Total Foreign Currency-Denominated Issues (Cost $5,350)			4,998

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%
Wells Fargo & Co.
7.500% due 12/31/2049		300	235

Total Convertible Preferred Stocks (Cost $300)			235

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 22.8%
REPURCHASE AGREEMENTS 14.1%
JPMorgan Chase Bank N.A.
0.180% due 07/08/2009		$28,170	28,170
(Dated 06/23/2009. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 04/15/2028 valued at $29,015. Repurchase proceeds are $28,170.)
State Street Bank and Trust Co.
0.010% due 07/01/2009		362	362
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/20/2009 valued at $370. Repurchase proceeds are $362.)

			28,532

U.S. TREASURY BILLS 3.7%
0.126% due 07/02/2009 - 07/30/2009 (b)(e)(f)(g)(i)		7,371	7,371

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 5.0%
		1,002,107	10,030

Total Short-Term Instruments (Cost $45,934)			45,933

PURCHASED OPTIONS (k) 0.0% (Cost $1)			0
Total Investments 207.8% (Cost $418,613)			$419,479
Written Options (l) (0.3%) (Premiums $626)			(609)
Other Assets and Liabilities (Net) (107.5%)			(216,998)

Net Assets 100.0%			$201,872

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Affiliated to the Fund.

(e) Securities with an aggregate market value of $8,909 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(f) Securities with an aggregate market value of $1,779 have been pledged as collateral for delayed-delivery securities on June 30, 2009.

(g) Securities with an aggregate market value of $20 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2009.

(h) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $172,884 at a weighted average interest rate of 0.427%. On June 30, 2009, securities valued at $159,308 were pledged as collateral for reverse repurchase agreements.

(i) Securities with an aggregate market value of $615 and cash of $35 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	30	$(15)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	8	6

				$(9)

(j) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Constellation Energy Group, Inc.	JPM	(0.960%)	06/20/2015	1.799%	$100	$4	$0	$4
DISH DBS Corp.	BOA	(3.650%)	12/20/2013	3.465%	600	(5)	0	(5)
GATX Financial Corp.	CITI	(1.070%)	03/20/2016	2.318%	1,000	68	0	68
Simon Property Group LP	DUB	(0.947%)	06/20/2018	2.178%	1,400	117	0	117

						$184	$0	$184

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Ford Motor Credit Co. LLC	JPM	3.850%	09/20/2012	10.284%	$100	$(16)	$0	$(16)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5-Year Index	MLP	(0.600%)	12/20/2012	$7,027	$281	$421	$(140)
CDX.IG-9 10-Year Index	BCLY	(0.800%)	12/20/2017	879	49	12	37
CDX.IG-9 10-Year Index	BOA	(0.800%)	12/20/2017	586	33	2	31
CDX.IG-9 10-Year Index	MSC	(0.800%)	12/20/2017	5,758	325	115	210
CDX.IG-12 5-Year Index	DUB	(1.000%)	06/20/2014	4,900	70	203	(133)

					$758	$753	$5

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	1-Month EUR-CPTFEMU Index	2.275%	10/15/2016	UBS	EUR	500	$5	$0	$5
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP		5,600	270	(10)	280
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		1,400	78	(4)	82
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,500	86	0	86
Pay	1-Month EUR-FRCPXTOB Index	2.138%	01/19/2016	BCLY		2,000	12	0	12
Pay	1-Month EUR-FRCPXTOB Index	2.350%	10/15/2016	UBS		500	(16)	0	(16)
Pay	1-Month EUR-FRCPXTOB Index	2.353%	10/15/2016	JPM		500	(16)	0	(16)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS	BRL	2,000	26	6	20
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC		1,700	(37)	(24)	(13)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		1,900	(22)	(16)	(6)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		1,900	72	13	59
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		1,300	50	3	47
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	JPM		$3,200	98	25	73
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS		3,900	120	5	115
Pay	GBP-UKRPI Index	3.250%	12/14/2017	BCLY	GBP	800	37	3	34
Pay	GBP-UKRPI Index	3.183%	12/19/2017	RBS		1,000	28	1	27
Pay	GBP-UKRPI Index	3.440%	09/10/2027	RBS		100	(4)	0	(4)

							$787	$2	$785

Total Return Swaps on Indices

Pay/ Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(6)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	DWRTT Index	22,297	1-Month USD-LIBOR plus 1.060%	$60,059	11/30/2009	BCLY	$(2,118)
Receive	DWRTT Index	1,374	1-Month USD-LIBOR less 0.150%	3,701	11/30/2009	JPM	(130)
Receive	DWRTT Index	24,110	1-Month USD-LIBOR less 0.050%	64,940	02/26/2010	JPM	(2,283)
Receive	DWRTT Index	5,945	1-Month USD-LIBOR plus 0.100%	16,013	10/30/2009	MLP	(565)
Receive	DWRTT Index	23,381	1-Month USD-LIBOR less 0.300%	62,976	07/31/2009	UBS	(2,209)

							$(7,305)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(k) Purchased options outstanding on June 30, 2009:

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 6.000% due 07/01/2039	$97.250	07/06/2009	$10,000	$1	$0

(l) Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$120.000	08/21/2009	54	$20	$22
Put - CBOT U.S. Treasury 10-Year Note September Futures	110.000	08/21/2009	54	36	12
Put - CME 90-Day Eurodollar September Futures	98.500	09/14/2009	7	2	1
Put - CME 90-Day Eurodollar September Futures	98.625	09/14/2009	22	4	1

				$62	$36

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.420%	11/23/2009	$7,200	$125	$175
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	7,200	166	131
Call - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.420%	11/23/2009	2,300	32	56
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	2,300	65	42
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	1,000	32	18
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.420%	11/23/2009	1,800	29	44
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	1,800	43	33
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.950%	12/15/2009	7,100	24	20
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	3,000	48	54

							$564	$573

(m) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value(7)
Fannie Mae	5.500%	07/01/2039	$16,000	$16,345	$16,513
Ginnie Mae	6.000%	07/01/2039	7,000	7,219	7,294
Treasury Inflation Protected Securities	2.000%	07/15/2014	50,487	49,382	52,140
Treasury Inflation Protected Securities	3.625%	04/15/2028	9,890	11,942	12,105

				$84,888	$88,052

(7)	Market value includes $562 of interest payable on short sales.

(n) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	DUB	472	07/2009	$0	$(4)	$(4)
Buy		GSC	550	07/2009	10	0	10
Sell	BRL	HSBC	202	08/2009	0	(10)	(10)
Buy	CNY	BCLY	1,062	07/2009	0	0	0
Sell		BCLY	668	07/2009	0	0	0
Buy		DUB	8,627	07/2009	0	(68)	(68)
Sell		DUB	15,156	07/2009	1	(39)	(38)
Buy		HSBC	9,533	07/2009	0	(64)	(64)
Sell		JPM	3,397	07/2009	0	0	0
Buy		BCLY	12,544	09/2009	0	(22)	(22)
Sell		BCLY	1,062	09/2009	0	0	0
Buy		CITI	1,861	09/2009	3	0	3
Sell		DUB	906	09/2009	0	0	0
Buy		HSBC	13,371	09/2009	0	(21)	(21)
Sell		JPM	21,012	09/2009	0	(75)	(75)
Buy		BCLY	802	03/2010	0	0	0
Buy		BOA	1,151	03/2010	0	0	0
Buy		CITI	948	03/2010	0	(1)	(1)
Buy		DUB	1,857	03/2010	0	(1)	(1)
Buy		HSBC	912	03/2010	0	0	0
Buy		JPM	8	03/2010	0	0	0
Sell	EUR	BCLY	464	07/2009	0	(4)	(4)
Sell	GBP	CITI	321	07/2009	0	(31)	(31)
Buy		MSC	321	07/2009	0	(2)	(2)
Sell		MSC	321	08/2009	2	0	2
Sell	JPY	BNP	334,000	07/2009	0	(4)	(4)
Sell		MSC	334,000	08/2009	0	0	0
Sell	MXN	CITI	338	11/2009	0	(3)	(3)
Buy	MYR	BCLY	167	08/2009	0	0	0
Buy	PHP	CITI	698	08/2009	0	0	0
Sell	SGD	CITI	579	07/2009	0	(12)	(12)
Buy		HSBC	579	07/2009	0	(1)	(1)

					$16	$(362)	$(346)

(o) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$34,251	$2,031	$36,282
U.S. Government Agencies	0	58,760	0	58,760
U.S. Treasury Obligations	0	261,710	0	261,710
Short-Term Instruments	10,030	35,903	0	45,933
Other Investments++	235	16,559	0	16,794

Investments, at value	$10,265	$407,183	$2,031	$419,479

Short Sales, at value	$0	$(88,052)	$0	$(88,052)

Financial Derivative Instruments+++	$(9)	$(7,706)	$404	$(7,311)

Total	$10,256	$311,425	$2,435	$324,116

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Rrealized Gain/ (Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$0	$1,283	$0	$0	$84	$664	$2,031

Investments, at value	$0	$1,283	$0	$0	$84	$664	$2,031

Financial Derivative Instruments+++	$501	$0	$0	$0	$(11)	$(86)	$404

Total	$501	$1,283	$0	$0	$73	$578	$2,435

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

RealRetirementTM 2010 Fund

June 30, 2009 (Unaudited)

	SHARES	MARKET VALUE (000s)
PIMCO FUNDS (a)(b) 71.5%
CommodityRealReturn
Strategy Fund®	21,240	$152
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	53,187	439
Real Return Fund	55,886	577
RealEstateRealReturn Strategy Fund	81,135	233
Small Cap StocksPLUS® TR Fund	20,259	149
StocksPLUS® Fund	34,624	213
Total Return Fund	74,164	775

Total PIMCO Funds (Cost $3,303)		2,538

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 23.5%
REPURCHASE AGREEMENTS 3.7%
State Street Bank and Trust Co.
0.010% due 07/01/2009	$132	132

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $135. Repurchase proceeds are $132.)

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (a) 19.8%
	69,952	700

Total Short-Term Instruments (Cost $832)		832

PURCHASED OPTIONS (d) 4.7% (Cost $85)		167
Total Investments 99.7% (Cost $4,220)		$3,537
Other Assets and Liabilities (Net) 0.3%		10

Net Assets 100.0%		$3,547

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Affiliated to the Fund.

(b) Institutional Class Shares of each PIMCO Fund.

(c) Cash of $15 has been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond September Futures	Long	09/2009	3	$3

(d) Purchased options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index December Futures	$600.000	12/19/2009	2	$8	$1

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month GBP-LIBOR	Receive	3.000%	09/15/2028	GBP	1,000	$35	$69
Put - OTC 15-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	3.455%	09/15/2023		1,000	42	97

								$77	$166

(e) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	GBP	RBS	45	07/2009	$0	$(4)	$(4)
Sell		RBS	45	08/2009	0	0	0

					$0	$(4)	$(4)

(f) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
PIMCO Funds	$2,538	$0	$0	$2,538
Short-Term Instruments	700	132	0	832
Purchased Options	1	166	0	167

Investments, at value	$3,239	$298	$0	$3,537

Financial Derivative Instruments++	$3	$(4)	$0	$(1)

Total	$3,242	$294	$0	$3,536

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

RealRetirementTM 2020 Fund

June 30, 2009 (Unaudited)

	SHARES	MARKET VALUE (000s)
PIMCO FUNDS (a)(b) 67.8%
CommodityRealReturn Strategy Fund®	26,269	$187
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	61,260	505
Real Return Fund	42,459	439
RealEstateRealReturn Strategy Fund	83,617	240
Small Cap StocksPLUS® TR Fund	27,833	205
StocksPLUS® Fund	39,247	242
Total Return Fund	56,948	595

Total PIMCO Funds (Cost $3,254)		2,413

EXCHANGE-TRADED FUNDS 0.7%
iShares MSCI Emerging Markets Index Fund	774	25

Total Exchange-Traded Funds (Cost $35)		25

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 25.3%
U.S. TREASURY BILLS 2.8%
0.064% due 07/09/2009 $	100	101

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (a) 22.5%
	79,972	800

Total Short-Term Instruments (Cost $900)		901

PURCHASED OPTIONS (d) 4.7% (Cost $85)		167
Total Investments 98.5% (Cost $4,274)		$3,506
Other Assets and Liabilities (Net) 1.5%		55

Net Assets 100.0%		$3,561

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Affiliated to the Fund.

(b) Institutional Class Shares of each PIMCO Fund.

(c) Cash of $21 has been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond September Futures	Long	09/2009	1	$1

(d) Purchased options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index December Futures	$600.000	12/19/2009	2	$8	$1

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month GBP-LIBOR	Receive	3.000%	09/15/2028	GBP 1,000	$35	$69
Put - OTC 15-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	3.455%	09/15/2023	1,000	42	97

							$77	$166

(e) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	GBP	RBS	45	07/2009	$0	$(4)	$(4)
Sell		RBS	45	08/2009	0	0	0

					$0	$(4)	$(4)

(f) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
PIMCO Funds	$2,413	$0	$0	$2,413
Short-Term Instruments	801	100	0	901
Other Investments++	26	166	0	192

Investments, at value	$3,240	$266	$0	$3,506

Financial Derivative Instruments+++	$1	$(4)	$0	$(3)

Total	$3,241	$262	$0	$3,503

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

RealRetirementTM 2030 Fund

June 30, 2009 (Unaudited)

	SHARES	MARKET VALUE (000s)
PIMCO FUNDS (a)(b) 69.1%
CommodityRealReturn
Strategy Fund®	31,237	$223
International
StocksPLUS® TR Strategy
Fund (U.S.
Dollar-Hedged)	61,632	509
Real Return Fund	14,492	150
RealEstateRealReturn
Strategy Fund	79,904	229
Small Cap StocksPLUS®
TR Fund	33,241	245
StocksPLUS® Fund	47,734	294
Total Return Fund	37,051	387

Total PIMCO Funds (Cost $2,907)		2,037

EXCHANGE-TRADED FUNDS 3.1%
iShares MSCI Emerging Markets Index Fund	2,817	91

Total Exchange-Traded Funds (Cost $127)		91

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 21.4%
REPURCHASE AGREEMENTS 4.5%
State Street Bank and Trust Co.
0.010% due 07/01/2009	$132	132

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $135. Repurchase proceeds are $132.)
	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (a) 16.9%
	49,978	500

Total Short-Term Instruments (Cost $632)		632

PURCHASED OPTIONS (d) 5.7% (Cost $85)		167
Total Investments 99.3% (Cost $3,751)		$2,927
Other Assets and Liabilities (Net) 0.7%		20

Net Assets 100.0%		$2,947

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Affiliated to the Fund.

(b) Institutional Class Shares of each PIMCO Fund.

(c) Cash of $24 has been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond September Futures	Long	09/2009	4	$4

(d) Purchased options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put -CBOE S&P 500 Index December Futures	$600.000	12/19/2009	2	$8	$1

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month GBP-LIBOR	Receive	3.000%	09/15/2028	GBP	1,000	$35	$69
Put - OTC 15-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	3.455%	09/15/2023		1,000	42	97

								$77	$166

(e) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	GBP	RBS	45	07/2009	$0	$(4)	$(4)
Sell		RBS	45	08/2009	0	0	0

					$0	$(4)	$(4)

(f) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
PIMCO Funds	$2,037	$0	$0	$2,037
Exchange-Traded Funds	91	0	0	91
Short-Term Instruments	500	132	0	632
Purchased Options	1	166	0	167

Investments, at value	$2,629	$298	$0	$2,927

Financial Derivative Instruments++	$4	$(4)	$0	$0

Total	$2,633	$294	$0	$2,927

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

RealRetirementTM 2040 Fund

June 30, 2009 (Unaudited)

	SHARES	MARKET VALUE (000s)
PIMCO FUNDS (a)(b) 59.9%
CommodityRealReturn Strategy Fund®	29,172	$208
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	61,412	507
RealEstateRealReturn Strategy Fund	79,603	228
Small Cap StocksPLUS® TR Fund	46,142	340
StocksPLUS® Fund	61,143	377
Total Return Fund	7,318	76

Total PIMCO Funds (Cost $2,636)		1,736

ALLIANZ FUNDS (a)(c) 1.2%
Allianz NACM Emerging Markets Opportunities Fund	2,093	37

Total Allianz Funds (Cost $62)		37

EXCHANGE-TRADED FUNDS 7.2%
iShares MSCI Emerging Markets Index Fund	3,360	108
Vanguard Emerging Markets	3,114	99

Total Exchange-Traded Funds (Cost $297)		207

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 25.0%
REPURCHASE AGREEMENTS 4.3%
State Street Bank and Trust Co.
0.010% due 07/01/2009	$124	124

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $130. Repurchase proceeds are $124.)

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (a) 20.7%
	59,961	600

Total Short-Term Instruments (Cost $724)		724

PURCHASED OPTIONS (e) 5.8% (Cost $85)		167
Total Investments 99.1% (Cost $3,804)		$2,871
Other Assets and Liabilities (Net) 0.9%		25

Net Assets 100.0%		$2,896

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Affiliated to the Fund.

(b) Institutional Class Shares of each PIMCO Fund.

(c) Institutional Class Shares of each Allianz Fund.

(d) Cash of $18 has been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond September Futures	Long	09/2009	2	$2

(e) Purchased options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index December Futures	$600.000	12/19/2009	2	$8	$1

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month GBP-LIBOR	Receive	3.000%	09/15/2028	GBP	1,000	$35	$69
Put - OTC 15-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	3.455%	09/15/2023		1,000	42	97

								$77	$166

(f) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	GBP	RBS	45	07/2009	$0	$(4)	$(4)
Sell		RBS	45	08/2009	0	0	0

					$0	$(4)	$(4)

(g) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
PIMCO Funds	$1,736	$0	$0	$1,736
Allianz Funds	37	0	0	37
Exchange-Traded Funds	207	0	0	207
Short-Term Instruments	600	124	0	724
Purchased Options	1	166	0	167

Investments, at value	$2,581	$290	$0	$2,871

Financial Derivative Instruments++	$2	$(4)	$0	$(2)

Total	$2,583	$286	$0	$2,869

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

RealRetirementTM 2050 Fund

June 30, 2009 (Unaudited)

	SHARES	MARKET VALUE (000s)
PIMCO FUNDS (a)(b) 68.3%
CommodityRealReturn
Strategy Fund®	8,178	$59
International
StocksPLUS® TR
Strategy Fund
(U.S. Dollar-Hedged)	60,286	497
RealEstateRealReturn
Strategy Fund	78,118	224
Small Cap StocksPLUS®
TR Fund	44,459	327
StocksPLUS® Fund	87,279	538
Total Return Fund	3,564	37

Total PIMCO Funds (Cost $2,509)		1,682

ALLIANZ FUNDS (a)(c) 3.7%
Allianz NACM Emerging Markets Opportunities Fund	5,233	91

Total Allianz Funds (Cost $153)		91

EXCHANGE-TRADED FUNDS 8.3%
iShares MSCI Emerging Markets Index Fund	3,297	106
Vanguard Emerging Markets	3,120	100

Total Exchange-Traded Funds (Cost $295)		206

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 13.0%
REPURCHASE AGREEMENTS 4.9%
State Street Bank and Trust Co.
0.010% due 07/01/2009	$119	119

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $125. Repurchase proceeds are $119.)

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (a) 8.1%
	19,986	200

Total Short-Term Instruments (Cost $319)		319

PURCHASED OPTIONS (f) 6.8% (Cost $85)		167
Total Investments 100.1% (Cost $3,361)		$2,465
Other Assets and Liabilities (Net) (0.1)%		(4)

Net Assets 100.0%		$2,461

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Affiliated to the Fund.

(b) Institutional Class Shares of each PIMCO Fund.

(c) Institutional Class Shares of each Allianz Fund.

(d) Cash of $13 has been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond September Futures	Long	09/2009	3	$3

(e) Swap agreements outstanding on June 30, 2009:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS	AUD	4,200	$(12)	$13	$(25)

(f) Purchased options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index December Futures	$600.000	12/19/2009	2	$8	$1

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month GBP-LIBOR	Receive	3.000%	09/15/2028	GBP	1,000	$35	$69
Put - OTC 15-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	3.455%	09/15/2023		1,000	42	97

								$77	$166

(g) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	GSC	18	07/2009	$0	$(1)	$(1)
Sell	GBP	RBS	45	07/2009	0	(4)	(4)
Sell		RBS	45	08/2009	0	0	0

					$0	$(5)	$(5)

(h) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
PIMCO Funds	$1,682	$0	$0	$1,682
Allianz Funds	91	0	0	91
Exchange-Traded Funds	206	0	0	206
Short-Term Instruments	200	119	0	319
Purchased Options	1	166	0	167

Investments, at value	$2,180	$285	$0	$2,465

Financial Derivative Instruments++	$3	$(30)	$0	$(27)

Total	$2,183	$255	$0	$2,438

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Short Duration Municipal Income Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 1.7%
American International Group, Inc.
4.250% due 05/15/2013	$300	$174
4.700% due 10/01/2010	700	569
General Electric Capital Corp.
1.262% due 07/27/2012	450	409
JPMorgan Chase & Co.
7.900% due 04/29/2049	1,400	1,229
SLM Corp.
1.322% due 10/25/2011	125	101
4.500% due 07/26/2010	800	756

Total Corporate Bonds & Notes (Cost $3,459)		3,238

MUNICIPAL BONDS & NOTES 97.4%
ARIZONA 4.2%
Greater Arizona State Development Authority Infrastructure Revenue Notes, (MBIA Insured), Series 2005
5.000% due 08/01/2011	2,195	2,326
5.000% due 08/01/2012	2,305	2,488
Maricopa, Arizona Hospital Revenue Notes, Series 2005
5.000% due 04/01/2010	2,000	2,063
Nogales, Arizona Revenue Bonds, Series 2006
3.750% due 10/01/2046	1,000	1,006

		7,883

CALIFORNIA 18.3%
California State Bay Area Toll Authority Revenue Bonds, Series 2003
0.250% due 04/01/2037	2,000	2,000
California State Department of Water Resources Revenue Bonds, Series 2002
0.200% due 05/01/2022	2,000	2,000
0.600% due 05/01/2022	2,000	2,000
California State Educational Facilities Authority Revenue Bonds, Series 2008
0.250% due 10/01/2026	600	600
0.250% due 10/01/2036	700	700
California State Health Facilities Financing Authority Revenue Bonds, Series 2005
0.270% due 07/01/2035	2,000	2,000
California State Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	1,600	1,572
California State Infrastructure & Economic Development Bank Revenue Bonds, Series 2008
0.180% due 09/01/2037	900	900
California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.150% due 11/01/2026	1,600	1,600
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
6.250% due 06/01/2033	4,490	4,984
Irvine, California Special Assessment Bonds, Series 1994
0.250% due 09/02/2020	1,700	1,700
Irvine, California Special Assessment Bonds, Series 2006
0.250% due 09/02/2029	1,400	1,400
Irvine, California Unified School District Special Tax Notes, Series 2009
0.250% due 03/01/2012	400	400
Morgan Hill, California Unified School District General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	3,595	3,014
Newport Beach, California Revenue Bonds, Series 2008
0.240% due 12/01/2040	1,000	1,000
Newport Beach, California Revenue Bonds, Series 2009
4.000% due 12/01/2038	350	358
Orange County, California Sanitation District Certificates of Participation Bonds, Series 2000
0.350% due 08/01/2029	2,000	2,000
San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2008
0.600% due 04/01/2038	1,970	1,970
San Francisco, California City & County Finance Corp. Revenue Bonds, Series 2008
0.250% due 04/01/2030	2,190	2,190
Santa Clara, California Revenue Bonds, Series 2008
0.250% due 07/01/2034	1,100	1,100
Santa Margarita-Dana, California Point Authority Revenue Notes, Series 2009
3.000% due 08/01/2011	150	152
Southern California State Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	575	523

		34,163

COLORADO 2.0%
Colorado Springs, Colorado Revenue Bonds, Series 2007
0.900% due 11/01/2026	1,700	1,700
Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.220% due 12/01/2029	2,000	2,000

		3,700

CONNECTICUT 0.5%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2003
0.450% due 07/01/2038	1,000	1,000

DISTRICT OF COLUMBIA 1.4%
District of Columbia Revenue Bonds, Series 1998
0.200% due 08/15/2038	1,600	1,600
District of Columbia Revenue Bonds, Series 2007
0.270% due 04/01/2041	1,000	1,000

		2,600

FLORIDA 3.4%
Collier, Florida Multi-Family Housing Finance Authority Revenue Notes, Series 2002
4.600% due 08/15/2011	430	436
Florida State JEA Water & Sewer System Revenue Bonds, Series 2004
0.200% due 10/01/2034	2,000	2,000
Florida State JEA Water & Sewer System Revenue Bonds, Series 2008
0.320% due 10/01/2036	2,000	2,000
Gulf Breeze, Florida Revenue Bonds, (MBIA Insured), Series 1997
4.908% due 12/01/2017	500	425
Orange County, Florida School Board Certificates of Participation Bonds, Series 2008
0.300% due 08/01/2022	1,500	1,500

		6,361

GEORGIA 0.6%
Georgia State Main Street Natural Gas, Inc. Revenue Notes, Series 2007
5.000% due 03/15/2010	1,150	1,145

ILLINOIS 5.1%
Chicago, Illinois General Obligation Bonds, Series 2002
0.250% due 01/01/2037	1,600	1,600
De Kalb County, Illinois Community Unit School District No. 424 General Obligation Bonds, (AMBAC Insured), Series 2001
0.000% due 01/01/2018	2,000	1,424
Illinois State Finance Authority Revenue Bonds, (AMBAC Insured), Series 2001
0.200% due 05/01/2031	1,715	1,715
Illinois State Finance Authority Revenue Notes, Series 2004
5.250% due 11/15/2012	1,000	1,062
Illinois State General Obligation Notes, Series 2009
4.000% due 04/26/2010	900	920
Kane County, Illinois Community Unit School District No. 304 Geneva General Obligation Notes, (MBIA-FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	875
Kendall, Kane & Will Counties, Illinois High School Districts General Obligation Notes, (FSA Insured), Series 2003
0.000% due 10/01/2012	2,000	1,800
Melrose Park, Illinois General Obligation Bonds, (MBIA Insured), Series 2004
6.750% due 12/15/2016	100	125
Sangamon County, Illinois School District No. 186 Springfield General Obligation Notes, (MBIA-FGIC Insured), Series 2004
0.000% due 10/01/2010	15	15

		9,536

INDIANA 0.7%
Indiana State Health Facility Financing Authority Revenue Bonds, Series 2005
5.000% due 11/01/2027	1,200	1,246

KANSAS 0.2%
Wichita, Kansas Water & Sewer Utility Revenue Notes, (MBIA-FGIC Insured), Series 2003
5.000% due 10/01/2010	355	369

LOUISIANA 3.0%
Jefferson, Louisiana Sales Tax District Revenue Notes, (AGC Insured), Series 2009
4.000% due 12/01/2010	730	749
Louisiana State Jefferson Parish Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2007
5.700% due 06/01/2039	4,750	4,815

		5,564

MASSACHUSETTS 8.0%
Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
0.000% due 07/01/2020	7,005	5,970
Massachusetts State Development Finance Agency Revenue Bonds, Series 2008
0.270% due 09/01/2037	2,000	2,000
Massachusetts State General Obligation Bonds, (FSA Insured), Series 2006
0.153% due 11/01/2019	2,000	1,694
Massachusetts State General Obligation Bonds, (MBIA-IBC Insured), Series 1996
6.000% due 11/01/2011	1,500	1,658
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2008
0.150% due 08/15/2034	700	700
Massachusetts State Revenue Bonds, (MBIA-FGIC Insured), Series 2004
0.000% due 01/01/2016	3,200	2,971

		14,993

MICHIGAN 2.4%
Clintondale, Michigan Community Schools General Obligation Notes, (MBIA-FGIC/Q-SBLF Insured), Series 2004
5.000% due 05/01/2011	960	1,026
Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	2,953
Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	600	492

		4,471

MISSOURI 2.0%
Missouri State Environmental Improvement & Energy Resources Revenue Bonds, Series 2008
4.375% due 12/01/2034	1,500	1,547
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2004
0.300% due 02/15/2034	1,100	1,100
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2008
0.280% due 10/01/2035	1,050	1,050

		3,697

NEVADA 2.2%
Clark County, Nevada General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 12/01/2015	3,910	4,139

NEW HAMPSHIRE 1.0%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2005
0.230% due 07/01/2033	1,095	1,095
0.350% due 07/01/2033	805	805

		1,900

NEW JERSEY 0.8%
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	300	353
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,010	1,080

		1,433

NEW YORK 12.7%
Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
0.856% due 09/01/2015	5,000	4,130
New York City, New York General Obligation Bonds, (MBIA-FGIC Insured), Series 1998
5.250% due 08/01/2010	55	55
New York City, New York General Obligation Bonds, Series 1993
0.200% due 08/01/2019	800	800
0.200% due 08/01/2021	400	400
0.200% due 10/01/2023	2,000	2,000
New York City, New York General Obligation Bonds, Series 2008
0.250% due 04/01/2032	100	100
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
0.053% due 03/01/2020	1,500	1,089
0.103% due 03/01/2022	8,000	5,439
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
0.250% due 06/15/2033	3,000	3,000
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.500% due 11/01/2026	100	107
New York State Dormitory Authority Revenue Bonds, Series 1990
0.200% due 07/01/2025	1,400	1,400
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	800	865
New York State Dormitory Authority Revenue Bonds, Series 2003
0.250% due 02/15/2031	1,700	1,700
New York State Dormitory Authority Revenue Bonds, Series 2008
0.200% due 07/01/2037	2,400	2,400
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	140	149

		23,634

NORTH CAROLINA 0.9%
Mecklenburg County, North Carolina General Obligation Bonds, Series 2000
0.300% due 02/01/2017	1,600	1,600

OHIO 1.9%
Ohio State Air Quality Development Authority Revenue Bonds, Series 1995
5.000% due 11/01/2015	1,000	1,018
Ohio State American Municipal Power, Inc. Revenue Notes, Series 2007
5.000% due 02/01/2013	1,800	1,790
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2030	940	659

		3,467

OKLAHOMA 0.1%
Oklahoma City, Oklahoma General Obligation Bonds, Series 1999
5.000% due 07/01/2011	100	100

OREGON 1.7%
Oregon State Department of Transportation Revenue Bonds, Series 2006
0.550% due 11/15/2026	2,000	2,000
Oregon State Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2011	795	810
5.000% due 10/01/2012	435	443

		3,253

PENNSYLVANIA 1.9%
Berks County, Pennsylvania Municipal Authority Revenue Notes, Series 2009
3.000% due 11/01/2010 (a)	1,000	1,009
Pennsylvania State Economic Development Financing Authority Revenue Notes, Series 2009
5.000% due 10/15/2010	2,000	2,045
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue Notes, Series 2007
5.000% due 07/01/2012	550	541

		3,595

SOUTH CAROLINA 2.9%
South Carolina State Educational Facilities Authority Revenue Bonds, Series 2006
0.300% due 10/01/2039	1,300	1,300
South Carolina State Public Service Authority Revenue Notes, Series 2009
4.000% due 01/01/2011	4,000	4,179

		5,479

TENNESSEE 3.8%
Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	145	148
Shelby County, Tennessee General Obligation Bonds, Series 2006
0.600% due 12/01/2031	2,000	2,000
Tennessee State Energy Acquisition Corp. Revenue Notes, Series 2006
5.000% due 02/01/2010	1,500	1,504
5.000% due 09/01/2015	3,550	3,416

		7,068

TEXAS 6.6%
Corpus Christi, Texas General Obligation Notes, (AGC Insured), Series 2009
3.000% due 03/01/2011	1,315	1,352
Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.800% due 12/15/2011	3,000	3,268
Southeast Texas State Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	165	169
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.200% due 11/15/2019	2,000	2,000
0.200% due 11/15/2033	800	800
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2009
5.000% due 11/15/2010	685	713
Texas State Lower Colorado River Authority Revenue Bonds, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	410
Texas State Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2006
5.000% due 12/15/2011	400	395
Texas State Municipal Power Agency Revenue Bonds, (MBIA Insured), Series 1993
0.000% due 09/01/2016	3,380	2,422
Texas State Sabine River Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	779

		12,308

VIRGINIA 1.1%
Virginia State College Building Authority Revenue Bonds, Series 2006
0.300% due 02/01/2026	400	400
Virginia State Public Building Authority Revenue Notes, Series 2009
5.000% due 08/01/2011	1,000	1,079
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.250% due 06/01/2019	615	649

		2,128

WASHINGTON 6.5%
Everett, Washington Water & Sewer Revenue Notes, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,591
Washington State Energy Northwest Revenue Bonds, Series 2003
0.200% due 07/01/2017	2,050	2,050
Washington State Energy Northwest Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 07/01/2009	150	150
Washington State Tobacco Settlement Authority Revenue Notes, Series 2002
5.250% due 06/01/2010	8,245	8,297

		12,088

WEST VIRGINIA 0.0%
Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	50	52

WISCONSIN 1.5%
Wisconsin State Housing & Economic Development Authority Revenue Notes, (MBIA Insured), Series 2002
4.500% due 05/01/2010	1,270	1,285
4.500% due 11/01/2010	550	555
Wisconsin State Petroleum Revenue Notes, (FSA Insured), Series 2004
5.000% due 07/01/2012	1,000	1,023

		2,863

Total Municipal Bonds & Notes (Cost $187,564)		181,835

MORTGAGE-BACKED SECURITIES 1.2%
Countrywide Alternative Loan Trust
2.840% due 11/25/2035	1,486	656
3.380% due 11/25/2035	1,689	738
Residential Accredit Loans, Inc.
0.464% due 02/25/2047	2,289	879

Total Mortgage-Backed Securities (Cost $3,416)		2,273

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 07/01/2009	500	500

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/20/2009 valued at $515. Repurchase proceeds are $500.)
U.S. TREASURY BILLS 0.1%
0.127% due 07/02/2009 (b)	290	290

Total Short-Term Instruments (Cost $790)		790

Total Investments 100.7% (Cost $195,229)		$188,136
Other Assets and Liabilities (Net) (0.7%)		(1,373)

Net Assets 100.0%		$186,763

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-Issued security.

(b) Securities with an aggregate market value of $290 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(c) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(2)	Market Value(3)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
MCDX 5-Year Index	GSC	0.350%	06/20/2013	$1,900	$(108)	$(48)	$(60)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities compromising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d) Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
California	$0	$34,163	$0	$34,163
Illinois	0	9,536	0	9,536
Massachusetts	0	14,993	0	14,993
New York	0	23,635	0	23,635
Texas	0	12,309	0	12,309
Washington	0	12,088	0	12,088
Other Investments++	0	81,412	0	81,412

Investments, at value	$0	$188,136	$0	$188,136

Financial Derivative Instruments+++	$0	$(60)	$0	$(60)

Total	$0	$188,076	$0	$188,076

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0

Financial Derivative Instruments+++	$(3,560)	$0	$0	$0	$3,500	$60	$0

Total	$(3,560)	$0	$0	$0	$3,500	$60	$0

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Short-Term Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.3%
CSC Holdings, Inc.
2.069% due 03/29/2016		$2,462	$2,364
Daimler Finance North America LLC
4.320% due 08/03/2012		15,622	14,548
HCA, Inc.
2.848% due 11/18/2013		3,114	2,819
NRG Energy, Inc.
0.498% due 02/01/2013		316	298
1.979% due 02/01/2013		134	126
2.970% due 02/01/2013		455	429

Total Bank Loan Obligations (Cost $21,393)			20,584

CORPORATE BONDS & NOTES 29.2%
BANKING & FINANCE 23.0%
American Express Centurion Bank
0.377% due 03/23/2010		4,000	3,922
0.399% due 07/13/2010		5,850	5,694
American Express Credit Corp.
1.708% due 05/27/2010		19,000	18,769
2.013% due 06/19/2013		9,000	8,117
5.875% due 05/02/2013		7,300	7,257
American Honda Finance Corp.
1.359% due 06/20/2011		700	676
1.416% due 02/05/2010		2,800	2,796
American International Group, Inc.
1.094% due 01/29/2010		29,000	24,722
5.850% due 01/16/2018		2,100	1,113
6.250% due 03/15/2037		10,000	2,625
ANZ National International Ltd.
6.200% due 07/19/2013		15,250	15,729
Bank of America N.A.
0.659% due 09/13/2010		35,300	35,415
Bank of Scotland PLC
0.689% due 12/08/2010		1,200	1,143
Bear Stearns Cos. LLC
0.854% due 11/28/2011		298	291
1.093% due 08/15/2011		4,300	4,191
1.218% due 02/01/2012		12,300	11,610
1.269% due 01/31/2011		1,200	1,187
6.950% due 08/10/2012		10,000	10,879
Calabash Re Ltd.
11.524% due 01/08/2010		2,300	2,241
Capital One Financial Corp.
6.750% due 09/15/2017		1,500	1,437
Caterpillar Financial Services Corp.
1.354% due 06/24/2011		1,900	1,878
Citibank N.A.
1.016% due 05/07/2012		17,750	17,722
Citigroup Funding, Inc.
0.645% due 07/12/2012		47,400	47,443
0.936% due 05/05/2011		68,900	69,013
1.369% due 04/30/2012		19,800	20,062
2.036% due 05/07/2010		22,400	21,943
Citigroup, Inc.
0.749% due 03/16/2012		15,133	13,751
0.944% due 05/18/2011		3,400	3,216
1.004% due 05/18/2010		300	295
1.070% due 08/13/2010		100	98
2.125% due 04/30/2012		1,000	1,005
5.500% due 04/11/2013		2,000	1,877
6.125% due 11/21/2017		2,480	2,178
6.500% due 08/19/2013		29,100	28,302
8.400% due 04/29/2049 (a)		4,300	3,231
Credit Suisse USA, Inc.
6.125% due 11/15/2011		300	321
Danske Bank A/S
0.945% due 05/24/2012		80,700	80,425
Dexia Credit Local
1.262% due 09/23/2011		26,300	26,232
General Electric Capital Corp.
0.609% due 12/21/2012		30,000	30,135
0.728% due 03/11/2011		16,900	16,967
0.759% due 06/12/2012		3,200	2,970
0.839% due 03/12/2012		7,500	7,557
0.889% due 09/15/2014		10,975	9,325
1.156% due 05/11/2016		11,165	8,907
1.478% due 02/01/2011		250	242
1.616% due 05/22/2013		11,100	9,977
5.450% due 01/15/2013		70	72
6.875% due 01/10/2039		2,600	2,344
GMAC LLC
0.629% due 12/19/2012		28,000	28,137
Goldman Sachs Group, Inc.
0.692% due 12/23/2009		2,100	2,096
0.709% due 03/15/2011		7,400	7,439
1.059% due 03/22/2016		980	831
1.187% due 02/06/2012		16,500	15,766
1.206% due 11/09/2011		16,000	16,175
1.430% due 07/23/2009		1,000	1,000
1.561% due 10/07/2011		2,000	1,921
1.639% due 01/12/2015		300	263
6.750% due 10/01/2037		1,400	1,247
Governor & Co. of the Bank of Ireland
0.663% due 12/18/2009		5,200	5,152
HSBC Capital Funding LP
4.610% due 12/29/2049		150	106
HSBC Finance Corp.
0.719% due 03/12/2010		3,200	3,148
1.134% due 11/16/2009		4,000	3,969
1.162% due 10/21/2009		5,000	4,986
1.166% due 08/09/2011		2,400	2,173
1.206% due 05/10/2010		200	195
4.125% due 11/16/2009		6,600	6,637
ING Bank NV
2.625% due 02/09/2012		46,900	47,492
John Deere Capital Corp.
1.400% due 06/10/2011		6,550	6,505
JPMorgan Chase & Co.
0.734% due 12/21/2011		300	291
0.854% due 12/26/2012		38,800	39,228
0.964% due 05/16/2011		450	438
1.282% due 01/17/2011		700	693
1.379% due 06/13/2011		3,500	3,475
6.400% due 05/15/2038		2,250	2,260
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		300	292
KeyBank N.A.
2.906% due 06/02/2010		20,200	19,616
Kreditanstalt fuer Wiederaufbau
4.750% due 05/15/2012		900	966
Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)		9,700	1,479
Longpoint Re Ltd.
5.874% due 05/08/2010		4,700	4,568
Merna Reinsurance Ltd.
1.248% due 07/07/2010		3,000	2,792
Merrill Lynch & Co., Inc.
0.867% due 06/05/2012		20,800	18,531
0.892% due 09/09/2009		200	200
1.228% due 11/01/2011		5,300	4,862
1.236% due 02/05/2010		442	437
1.292% due 07/25/2011		200	185
3.188% due 05/12/2010		23,650	23,523
5.450% due 02/05/2013		200	195
Metropolitan Life Global Funding I
0.879% due 03/15/2012		1,100	1,043
0.894% due 05/17/2010		19,100	18,948
2.550% due 06/10/2011		28,700	28,665
Morgan Stanley
0.829% due 03/13/2012		24,500	24,744
1.236% due 02/10/2012		11,000	11,130
1.357% due 01/18/2011		1,150	1,115
1.399% due 01/09/2012		22,700	20,475
1.411% due 01/15/2010		500	496
1.518% due 12/01/2011		25,200	25,643
1.611% due 10/15/2015		28,000	24,030
3.006% due 05/14/2010		17,500	17,453
5.750% due 08/31/2012		2,300	2,379
6.000% due 04/28/2015		1,800	1,798
Mystic Re Ltd.
10.668% due 06/07/2011		1,400	1,304
National Australia Bank Ltd.
0.688% due 09/11/2009		8,900	8,893
1.424% due 02/08/2010		31,400	31,400
National City Bank
0.999% due 06/07/2017		1,800	1,230
6.200% due 12/15/2011		3,500	3,599
National Rural Utilities Cooperative Finance Corp.
1.982% due 07/01/2010		3,400	3,402
PNC Bank N.A.
1.416% due 08/05/2009		4,500	4,498
Pricoa Global Funding I
0.801% due 09/27/2013		600	463
1.139% due 01/30/2012		5,700	5,352
1.446% due 06/04/2010		28,900	28,661
Rabobank Nederland NV
11.000% due 12/29/2049		2,480	2,766
Regions Bank
7.500% due 05/15/2018		700	618
Residential Reinsurance 2007 Ltd.
10.918% due 06/07/2010		3,400	3,231
Residential Reinsurance 2008 Ltd.
7.418% due 06/06/2011		2,000	1,852
Royal Bank of Scotland Group PLC
1.638% due 05/11/2012		42,600	42,954
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		2,200	1,630
SLM Corp.
1.252% due 07/26/2010		2,400	2,179
State Street Bank and Trust Co.
0.829% due 12/08/2015		5,700	4,766
State Street Capital Trust III
8.250% due 03/15/2042		14,000	11,835
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		100	92
Suncorp-Metway Ltd.
0.989% due 12/17/2010		25,000	24,959
Swedbank AB
1.045% due 01/14/2013		48,100	47,984
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013		19,200	18,496
UBS AG
1.927% due 05/05/2010		20,500	20,566
UBS Preferred Funding Trust I
8.622% due 10/29/2049		1,000	712
UBS Preferred Funding Trust V
6.243% due 05/29/2049		4,700	2,776
UFJ Finance Aruba AEC
6.750% due 07/15/2013		50	52
USB Capital IX
6.189% due 04/15/2049		100	68
Vita Capital III Ltd.
2.308% due 01/01/2011		2,200	2,011
Wachovia Bank N.A.
1.806% due 05/14/2010		40,850	40,863
Wachovia Corp.
0.818% due 03/01/2012		8,000	7,577
0.899% due 06/15/2017		10,300	7,702
1.261% due 10/15/2011		12,780	12,146
5.500% due 05/01/2013		1,600	1,655
Wells Fargo & Co.
0.849% due 06/15/2012		7,000	7,070
7.980% due 03/29/2049		200	166
Wells Fargo Bank N.A.
1.064% due 05/16/2016		3,000	2,272
Wells Fargo Capital X
5.950% due 12/15/2036		2,000	1,484
Westpac Banking Corp.
3.250% due 12/16/2011		7,600	7,777

			1,411,551

INDUSTRIALS 3.4%
Comcast Corp.
1.439% due 07/14/2009		2,100	2,101
CVS Caremark Corp.
0.968% due 06/01/2010		7,800	7,747
General Electric Co.
5.000% due 02/01/2013		20	21
General Mills, Inc.
1.231% due 01/22/2010		8,000	7,990
GlaxoSmithKline Capital, Inc.
1.545% due 05/13/2010		10,000	10,072
Hewlett-Packard Co.
0.778% due 03/01/2012		100	98
Honeywell International, Inc.
1.142% due 07/27/2009		20,600	20,609
International Business Machines Corp.
1.652% due 07/28/2011		8,400	8,456
Kimberly-Clark Corp.
1.139% due 07/30/2010		150	150
Merck & Co., Inc.
1.875% due 06/30/2011		22,400	22,444
Newell Rubbermaid, Inc.
4.000% due 05/01/2010		3,676	3,688
Reynolds American, Inc.
1.329% due 06/15/2011		9,600	8,984
Roche Holdings, Inc.
2.661% due 02/25/2011		43,550	44,054
Rockies Express Pipeline LLC
4.500% due 08/20/2009		20,900	20,903
Siemens Financieringsmaatschappij NV
5.750% due 10/17/2016		400	416
6.125% due 08/17/2026		900	917
Southern Co.
1.485% due 08/20/2010		5,300	5,302
Southwest Airlines Co.
10.500% due 12/15/2011		5,000	5,382
SUPERVALU, Inc.
7.500% due 11/15/2014		2,000	1,930
Weyerhaeuser Co.
1.610% due 09/24/2009		10,300	10,170
Williams Cos., Inc.
6.375% due 10/01/2010		7,000	7,001
Xerox Corp.
1.363% due 12/18/2009		2,000	1,979
XTO Energy, Inc.
4.625% due 06/15/2013		16,500	16,579

			206,993

UTILITIES 2.8%
AT&T, Inc.
6.300% due 01/15/2038		1,100	1,065
BellSouth Corp.
4.950% due 04/26/2021		11,900	12,161
CMS Energy Corp.
2.081% due 01/15/2013		1,500	1,253
Deutsche Telekom International Finance BV
8.500% due 06/15/2010		11,200	11,782
Dominion Resources, Inc.
1.664% due 06/17/2010		1,450	1,443
Enel Finance International S.A.
5.700% due 01/15/2013		19,900	20,819
France Telecom S.A.
7.750% due 03/01/2011		220	238
Midwest Generation LLC
8.300% due 07/02/2009		2,483	2,470
Ohio Power Co.
0.775% due 04/05/2010		2,000	1,979
Pacific Gas & Electric Co.
1.598% due 06/10/2010		20,000	20,104
PSEG Power LLC
6.950% due 06/01/2012		143	154
Sprint Nextel Corp.
1.001% due 06/28/2010		14,200	13,392
Telecom Italia Capital S.A.
6.175% due 06/18/2014		29,500	29,874
Verizon Communications, Inc.
5.350% due 02/15/2011		100	104
Verizon Wireless Capital LLC
3.316% due 05/20/2011		47,700	49,119
Virginia Electric and Power Co.
5.400% due 04/30/2018		2,100	2,182

			168,139

Total Corporate Bonds & Notes (Cost $1,774,561)			1,786,683

CONVERTIBLE BONDS & NOTES 0.4%
U.S. Bancorp
0.000% due 12/11/2035		26,625	25,260

Total Convertible Bonds & Notes (Cost $24,994)			25,260

MUNICIPAL BONDS & NOTES 0.5%
Arcadia, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 08/01/2037		500	486
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028		600	480
California State General Obligation Bonds, Series 2007
5.000% due 12/01/2037		800	672
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039		10,100	9,942
6.000% due 04/01/2038		500	501
7.550% due 04/01/2039		3,850	3,509
Chabot-Las Positas, California General Obligation Bonds, (AMBAC Insured), Series 2006
5.000% due 08/01/2031		3,050	2,994
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2024		700	662
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
4.500% due 01/01/2028		700	627
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2009
6.875% due 12/15/2039		500	509
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040		1,000	1,166
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2038		2,500	2,473
Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032		500	457
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035		4,600	4,402
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037		1,700	1,619

Total Municipal Bonds & Notes (Cost $31,055)			30,499

U.S. GOVERNMENT AGENCIES 69.0%
Fannie Mae
0.374% due 12/25/2036 - 07/25/2037		5,629	5,007
0.429% due 03/25/2034		131	120
0.444% due 03/25/2036		733	634
0.464% due 08/25/2034		709	676
0.514% due 10/27/2037		300	273
0.614% due 03/25/2036		3,605	3,482
0.664% due 05/25/2042 - 03/25/2044		2,704	2,532
0.714% due 06/25/2032 - 09/25/2032		131	124
0.764% due 10/25/2030		23	22
0.794% due 09/17/2027		10	10
0.800% due 05/13/2011 (f)		100,000	100,029
0.844% due 02/25/2022 - 07/18/2027		41	41
0.914% due 10/25/2017		280	278
0.944% due 08/25/2022		21	21
0.966% due 08/05/2010 (h)		320,471	321,117
0.994% due 12/25/2022		17	16
1.044% due 09/25/2022		8	8
1.194% due 02/25/2023		5	5
1.214% due 04/25/2032		11	11
1.494% due 09/25/2023		132	134
2.638% due 06/01/2043 - 10/01/2044		12,957	12,865
2.870% due 02/01/2018		23	23
2.877% due 01/01/2027 - 04/01/2029		152	151
2.960% due 01/01/2029		38	38
3.491% due 01/01/2032		570	575
3.644% due 01/01/2036		353	368
3.693% due 05/01/2036		12,189	12,163
3.705% due 05/01/2021		33	33
4.050% due 11/01/2025		21	21
4.121% due 05/01/2036		223	223
4.167% due 06/01/2034		17	17
4.173% due 08/01/2029		1,652	1,669
4.255% due 07/01/2034		30	30
4.307% due 09/01/2034		1,219	1,239
4.390% due 07/01/2028		32	32
4.478% due 12/01/2040		408	417
4.500% due 09/25/2025		86	88
4.672% due 11/01/2035		1,082	1,119
4.714% due 05/01/2035		697	719
4.968% due 06/01/2035		837	867
4.970% due 08/01/2026		18	18
5.000% due 01/25/2017 - 07/01/2039		2,172	2,220
5.045% due 05/01/2035		440	459
5.071% due 07/01/2029		182	186
5.076% due 09/01/2035		487	500
5.155% due 10/01/2023		35	35
5.173% due 08/01/2035		427	449
5.257% due 12/01/2035		357	372
5.310% due 08/25/2033		393	406
5.500% due 02/01/2014 - 03/01/2039		691,146	714,287
5.500% due 06/01/2038 (i)		313,951	324,691
5.570% due 01/01/2036		397	410
5.630% due 03/01/2036		477	501
5.775% due 12/01/2036		167	175
5.883% due 12/01/2036		173	182
5.924% due 06/01/2036		320	333
5.950% due 02/25/2044		932	985
6.000% due 02/01/2019 - 12/01/2038		384,729	402,892
6.500% due 10/25/2023 (b)		7	0
6.500% due 11/01/2028 - 10/25/2042		943	1,005
7.000% due 03/01/2013		30	32
8.639% due 06/25/2032		454	486
Federal Farm Credit Bank
0.408% due 05/18/2011		65,000	65,063
Federal Home Loan Bank
0.518% due 09/15/2011		12,000	11,981
4.330% due 03/16/2010		2,500	2,568
Federal Housing Administration
6.896% due 07/01/2020		305	301
7.350% due 04/01/2019		154	153
7.430% due 07/01/2021 - 09/01/2022		146	146
7.435% due 02/01/2019		176	176
Freddie Mac
0.354% due 12/25/2036		19,228	18,297
0.549% due 02/15/2019		60,603	59,496
0.580% due 09/24/2010		51,500	51,603
0.669% due 12/15/2030 - 06/15/2031		301	297
0.702% due 03/09/2011 (h)		395,321	396,775
0.719% due 06/15/2031		339	340
0.769% due 12/15/2031		12	12
0.775% due 01/15/2022		1	1
0.888% due 02/01/2011 (f)(h)		354,319	353,818
0.896% due 05/05/2011		4,270	4,272
0.926% due 05/04/2011 (f)(h)		377,290	378,262
0.937% due 08/05/2011 (f)(h)		381,971	382,110
1.025% due 03/15/2020		4	4
1.089% due 01/28/2011		13,260	13,308
1.102% due 01/14/2011		3,000	3,007
1.125% due 03/15/2023		18	17
1.211% due 04/07/2011		300,350	301,328
1.268% due 04/01/2011		119,065	119,468
2.638% due 10/25/2044		7,305	7,193
2.639% due 02/25/2045		3,157	3,010
2.838% due 07/25/2044		13,601	13,470
4.500% due 08/01/2017 - 12/15/2025		2,813	2,881
5.000% due 01/15/2018 - 08/01/2039		4,156	4,184
5.023% due 08/01/2035		375	386
5.130% due 08/01/2035		586	599
5.413% due 11/01/2035		386	404
5.500% due 05/01/2013 - 04/01/2038		25,175	25,960
6.000% due 03/15/2023		19	19
6.500% due 07/25/2043		523	559
6.750% due 08/15/2023		480	499
Ginnie Mae
0.818% due 02/16/2030		203	203
0.918% due 02/16/2030		129	129
0.968% due 02/16/2030		228	227
1.265% due 03/20/2031		883	883
4.000% due 02/20/2032		552	559
4.125% due 10/20/2017 - 10/20/2027		818	830
4.250% due 03/20/2029 - 03/20/2030		871	886
4.375% due 01/20/2022 - 01/20/2026		824	841
4.500% due 02/20/2019		18	19
4.625% due 07/20/2022 - 09/20/2029		2,460	2,518
5.375% due 05/20/2021 - 05/20/2030		3,039	3,136
5.500% due 07/15/2037 - 07/01/2039		73,919	76,409
6.000% due 01/15/2032 - 03/15/2032		1,588	1,669
7.500% due 02/20/2030		134	145
8.000% due 12/15/2030 - 03/15/2032		150	170
8.500% due 06/20/2027		87	96
Small Business Administration
4.340% due 03/01/2024		386	394
4.524% due 02/10/2013		106	108
5.490% due 03/01/2028		282	296
7.540% due 08/10/2009		45	45

Total U.S. Government Agencies (Cost $4,175,650)			4,229,351

U.S. TREASURY OBLIGATIONS 1.0%
Treasury Inflation Protected Securities (d)
3.500% due 01/15/2011		61,300	64,020
U.S. Treasury Notes
0.875% due 04/30/2011 (i)		46	46

Total U.S. Treasury Obligations (Cost $64,172)			64,066

MORTGAGE-BACKED SECURITIES 5.9%
American Home Mortgage Assets
0.504% due 05/25/2046		4,244	1,567
0.504% due 09/25/2046		1,705	718
0.524% due 10/25/2046		7,291	2,377
2.040% due 02/25/2047		1,864	613
2.260% due 11/25/2046		3,580	1,642
American Home Mortgage Investment Trust
4.290% due 10/25/2034		2,325	1,652
4.440% due 02/25/2045		276	211
5.000% due 09/25/2035		2,100	1,601
5.660% due 09/25/2045		1,434	879
Banc of America Funding Corp.
4.585% due 02/20/2036		8,444	6,420
6.102% due 01/20/2047		455	243
Banc of America Mortgage Securities, Inc.
4.765% due 07/20/2032		233	195
5.433% due 02/25/2036		481	322
6.500% due 09/25/2033		763	722
Bear Stearns Adjustable Rate Mortgage Trust
2.264% due 03/25/2035		728	626
2.500% due 08/25/2035		127	112
2.900% due 03/25/2035		7,726	6,685
3.859% due 11/25/2030		231	211
4.374% due 11/25/2034		2,073	1,779
4.740% due 10/25/2035		16,278	15,523
4.991% due 01/25/2035		392	290
5.106% due 01/25/2034		554	426
5.409% due 01/25/2034		258	208
5.457% due 05/25/2047		4,399	2,567
5.477% due 11/25/2034		17,567	13,613
Bear Stearns Alt-A Trust
0.474% due 02/25/2034		1,986	1,127
5.362% due 05/25/2035		595	399
5.490% due 09/25/2035		7,464	4,055
5.694% due 11/25/2036		5,715	2,898
5.738% due 01/25/2036		4,777	2,391
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		30	30
Bear Stearns Mortgage Funding Trust
0.384% due 02/25/2037		3,461	2,669
Bear Stearns Structured Products, Inc.
5.644% due 01/26/2036		16,502	9,121
5.714% due 12/26/2046		8,464	5,156
CC Mortgage Funding Corp.
0.444% due 05/25/2048		4,543	1,661
0.564% due 08/25/2035		742	482
Chase Mortgage Finance Corp.
5.426% due 03/25/2037		1,750	1,074
Citigroup Commercial Mortgage Trust
0.389% due 08/15/2021		1	1
Citigroup Mortgage Loan Trust, Inc.
0.379% due 01/25/2037		1,723	1,437
2.850% due 12/25/2035		1,579	1,289
4.098% due 08/25/2035		288	210
4.669% due 08/25/2035		5,036	3,725
4.685% due 03/25/2034		377	325
4.900% due 10/25/2035		657	499
5.672% due 07/25/2046		1,283	685
5.994% due 09/25/2037		8,398	4,554
Countrywide Alternative Loan Trust
0.395% due 09/20/2046		100	98
0.465% due 05/20/2046		152	128
0.474% due 02/25/2047		401	152
0.494% due 05/25/2047		7,012	2,635
0.495% due 02/20/2047		8,456	3,293
0.504% due 09/25/2046		3,321	1,270
0.510% due 12/20/2046		9,793	3,932
0.524% due 07/25/2046		695	298
0.525% due 07/20/2046		4,373	1,690
0.594% due 02/25/2037		7,332	3,340
0.644% due 11/20/2035		1,856	841
2.340% due 12/25/2035		2,352	1,067
2.340% due 02/25/2036		830	382
5.500% due 08/25/2035		1,409	1,205
5.886% due 02/25/2037		3,837	2,263
6.000% due 04/25/2037		625	339
6.250% due 12/25/2033		38	34
Countrywide Home Loan Mortgage Pass-Through Trust
0.544% due 05/25/2035		598	267
0.604% due 04/25/2035		118	54
0.634% due 03/25/2035		898	375
0.654% due 06/25/2035		12,523	9,101
3.750% due 07/19/2031		5	5
4.616% due 11/19/2033		436	374
6.069% due 09/25/2047		851	501
6.500% due 01/25/2034		26	19
Credit Suisse Mortgage Capital Certificates
5.912% due 06/15/2039		600	410
CS First Boston Mortgage Securities Corp.
1.135% due 03/25/2032		167	126
3.044% due 05/25/2032		3	3
4.625% due 10/25/2034		1,711	1,616
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.384% due 01/25/2047		696	632
0.394% due 02/25/2037		916	846
0.404% due 08/25/2037		2,084	1,808
First Horizon Alternative Mortgage Securities
5.500% due 03/25/2035		873	819
First Horizon Asset Securities, Inc.
5.365% due 08/25/2035		1,790	1,362
First Republic Mortgage Loan Trust
0.619% due 08/15/2032		6,993	5,943
0.669% due 11/15/2031		543	435
0.794% due 06/25/2030		505	435
First Union-Lehman Brothers-Bank of America
6.730% due 11/18/2035		7,700	7,652
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037		265	266
Greenpoint Mortgage Funding Trust
0.394% due 10/25/2046		5,405	4,453
0.394% due 01/25/2047		4,907	3,727
0.534% due 06/25/2045		682	291
0.544% due 06/25/2045		313	132
0.584% due 11/25/2045		792	378
Greenwich Capital Acceptance, Inc.
5.230% due 06/25/2024		9	8
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		2,900	2,320
GS Mortgage Securities Corp. II
0.408% due 03/06/2020		5,939	5,095
GSR Mortgage Loan Trust
4.469% due 09/25/2035		10,691	9,005
4.971% due 04/25/2036		738	417
5.176% due 01/25/2036		1,886	1,267
6.000% due 03/25/2032		2	2
GSRPM Mortgage Loan Trust
0.714% due 11/25/2031		1,419	1,325
1.014% due 01/25/2032		314	203
Harborview Mortgage Loan Trust
0.403% due 01/19/2038		114	105
0.458% due 04/19/2038		2,183	872
0.493% due 07/19/2046		3,609	1,498
0.505% due 08/21/2036		764	324
0.513% due 09/19/2046		1,024	440
0.533% due 05/19/2035		2,762	1,239
0.553% due 03/19/2036		7,323	3,092
0.683% due 02/19/2034		600	465
5.849% due 08/19/2036		709	429
Impac CMB Trust
1.214% due 10/25/2033		72	57
Impac Secured Assets CMN Owner Trust
0.394% due 01/25/2037		1,522	1,429
Indymac ARM Trust
3.708% due 01/25/2032		6	4
4.129% due 01/25/2032		3	2
Indymac IMSC Mortgage Loan Trust
0.494% due 07/25/2047		1,546	593
Indymac Index Mortgage Loan Trust
0.404% due 11/25/2046		2,519	2,347
0.414% due 01/25/2037		46	44
0.504% due 09/25/2046		2,833	1,107
0.514% due 06/25/2047		1,555	646
0.524% due 05/25/2046		498	206
0.554% due 07/25/2035		447	197
4.976% due 12/25/2034		90	68
JPMorgan Mortgage Trust
5.012% due 02/25/2035		2,500	2,188
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.399% due 09/15/2021		239	212
Luminent Mortgage Trust
0.484% due 12/25/2036		2,098	825
0.494% due 12/25/2036		996	359
0.514% due 10/25/2046		736	304
MASTR Adjustable Rate Mortgages Trust
0.524% due 04/25/2046		1,333	547
MASTR Asset Securitization Trust
5.500% due 09/25/2033		1,290	1,229
MASTR Seasoned Securities Trust
6.198% due 09/25/2017		398	390
Mellon Residential Funding Corp.
0.669% due 11/15/2031		399	290
0.759% due 12/15/2030		4,750	3,829
2.615% due 10/20/2029		3,321	3,121
Merrill Lynch Countrywide Commercial Mortgage Trust
2.986% due 07/09/2009		500	450
Merrill Lynch Floating Trust
0.389% due 06/15/2022		2,218	1,557
Merrill Lynch Mortgage Investors, Inc.
0.524% due 02/25/2036		10,555	5,702
4.910% due 12/25/2032		35	30
Merrill Lynch Mortgage-Backed Securities Trust
5.845% due 04/25/2037		1,758	945
MLCC Mortgage Investors, Inc.
0.564% due 11/25/2035		5,267	3,589
1.314% due 10/25/2035		76	61
4.250% due 10/25/2035		6,810	5,499
Morgan Stanley Capital I
0.380% due 10/15/2020		5,906	4,382
Morgan Stanley Dean Witter Capital I
4.740% due 11/13/2036		1,700	1,607
Morgan Stanley Mortgage Loan Trust
0.534% due 02/25/2047		970	444
5.380% due 06/25/2036		505	413
Residential Accredit Loans, Inc.
0.414% due 09/25/2046		690	542
0.494% due 06/25/2046		2,446	943
0.524% due 04/25/2046		413	156
0.564% due 08/25/2037		1,131	450
0.614% due 08/25/2035		2,026	929
2.700% due 09/25/2045		1,282	574
Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034		330	322
Residential Asset Securitization Trust
5.750% due 02/25/2036		417	266
Residential Funding Mortgage Securities I
6.500% due 03/25/2032		145	146
Sequoia Mortgage Trust
0.665% due 07/20/2033		3,532	2,838
0.695% due 10/20/2027		2,210	1,783
4.263% due 04/20/2035		1,259	970
5.102% due 01/20/2047		667	380
Structured Adjustable Rate Mortgage Loan Trust
2.610% due 01/25/2035		127	54
4.802% due 02/25/2034		247	186
5.516% due 08/25/2035		1,609	1,048
Structured Asset Mortgage Investments, Inc.
0.414% due 09/25/2047		855	797
0.444% due 03/25/2037		1,839	670
0.504% due 07/25/2046		4,562	1,909
0.534% due 05/25/2036		12,316	4,890
0.534% due 05/25/2046		1,579	627
0.544% due 05/25/2045		977	440
0.563% due 07/19/2035		11,335	7,142
0.594% due 02/25/2036		62	29
0.663% due 03/19/2034		892	557
0.893% due 07/19/2034		62	34
0.973% due 09/19/2032		85	63
Structured Asset Securities Corp.
0.364% due 05/25/2036		274	255
3.716% due 01/25/2032		16	14
4.093% due 07/25/2032		185	141
4.504% due 10/25/2035		988	680
4.687% due 02/25/2032		275	243
TBW Mortgage-Backed Pass-Through Certificates
0.414% due 09/25/2036		3	3
0.424% due 01/25/2037		1,854	1,684
Thornburg Mortgage Securities Trust
0.414% due 03/25/2037		219	191
0.424% due 11/25/2046		6,314	5,677
0.444% due 06/25/2037		214	187
Wachovia Bank Commercial Mortgage Trust
0.409% due 09/15/2021		18,727	13,496
WaMu Mortgage Pass-Through Certificates
0.574% due 11/25/2045		266	129
0.584% due 12/25/2045		504	237
0.604% due 10/25/2045		1,074	563
0.624% due 01/25/2045		436	203
0.854% due 12/25/2027		7,955	5,951
0.954% due 12/25/2027		3,125	2,414
2.070% due 01/25/2047		935	415
2.080% due 01/25/2047		2,003	701
2.100% due 04/25/2047		2,938	1,228
2.139% due 02/25/2047		4,848	1,955
2.139% due 03/25/2047		4,164	1,701
2.150% due 12/25/2046		3,633	1,565
2.160% due 12/25/2046		1,845	632
2.340% due 02/25/2046		4,741	2,114
2.340% due 08/25/2046		27,551	9,865
2.540% due 11/25/2042		907	523
2.740% due 06/25/2042		1,193	867
2.740% due 08/25/2042		1,219	772
2.840% due 11/25/2046		377	247
2.877% due 02/27/2034		209	172
2.877% due 01/25/2047		527	220
2.880% due 05/25/2046		336	121
3.127% due 07/25/2046		520	219
3.127% due 08/25/2046		12,959	5,912
3.127% due 09/25/2046		943	411
3.127% due 12/25/2046		2,113	898
4.478% due 09/25/2033		2,447	2,205
4.542% due 09/25/2033		6,600	5,607
5.293% due 01/25/2037		1,372	802
5.394% due 02/25/2037		5,047	2,996
5.468% due 04/25/2037		967	580
5.575% due 12/25/2036		872	562
5.581% due 12/25/2036		2,957	1,824
5.632% due 05/25/2037		2,116	1,369
5.687% due 02/25/2037		2,590	1,449
5.833% due 02/25/2037		2,929	1,836
5.928% due 09/25/2036		1,550	1,007
Washington Mutual Alternative Mortgage Pass-Through Certificates
2.310% due 05/25/2046		969	412
Washington Mutual MSC Mortgage Pass-Through Certificates
4.773% due 02/25/2031		3	3
5.380% due 02/25/2033		151	128
Wells Fargo Mortgage-Backed Securities Trust
3.585% due 12/25/2034		6,086	5,613
5.593% due 07/25/2036		1,901	1,277

Total Mortgage-Backed Securities (Cost $518,776)			361,787

ASSET-BACKED SECURITIES 6.0%
Aames Mortgage Investment Trust
0.464% due 08/25/2035		68	64
Accredited Mortgage Loan Trust
0.364% due 02/25/2037		590	543
ACE Securities Corp.
0.364% due 12/25/2036		688	505
0.374% due 10/25/2036		86	56
0.394% due 10/25/2036		203	197
0.404% due 06/25/2037		1,275	903
Amortizing Residential Collateral Trust
0.604% due 07/25/2032		63	34
1.014% due 10/25/2031		468	288
1.014% due 08/25/2032		432	194
Amresco Residential Securities Mortgage Loan Trust
1.254% due 06/25/2029		99	58
Argent Securities, Inc.
0.364% due 10/25/2036		57	56
Asset-Backed Funding Certificates
0.374% due 10/25/2036		91	90
0.374% due 11/25/2036		2,709	2,590
0.374% due 01/25/2037		3,921	3,239
0.664% due 06/25/2034		1,025	504
Asset-Backed Securities Corp. Home Equity
0.394% due 05/25/2037		785	626
0.589% due 09/25/2034		446	288
BA Credit Card Trust
0.519% due 01/15/2013		2,400	2,378
0.899% due 04/15/2013		1,000	993
Bear Stearns Asset-Backed Securities Trust
0.364% due 11/25/2036		538	474
0.384% due 12/25/2036		725	616
0.394% due 10/25/2036		248	220
0.644% due 01/25/2036		63	58
0.714% due 10/27/2032		224	153
0.764% due 03/25/2043		677	616
0.814% due 11/25/2042		106	79
0.974% due 10/25/2032		1,158	714
1.314% due 10/25/2037		4,401	2,373
Brazos Student Finance Corp.
1.110% due 06/01/2023		378	375
Capital Auto Receivables Asset Trust
1.239% due 03/15/2011		11,417	11,431
1.769% due 10/15/2012		3,400	3,378
Carrington Mortgage Loan Trust
0.364% due 01/25/2037		8,008	6,665
0.634% due 10/25/2035		1,241	964
Cendant Mortgage Corp.
5.986% due 07/25/2043		32	32
Chase Funding Mortgage Loan Asset-Backed Certificates
0.954% due 08/25/2032		67	48
CIT Group Home Equity Loan Trust
0.584% due 06/25/2033		41	30
Citigroup Mortgage Loan Trust, Inc.
0.354% due 12/25/2036		955	745
0.374% due 01/25/2037		22	22
0.374% due 07/25/2045		1,795	1,262
0.424% due 08/25/2036		820	584
0.424% due 03/25/2037		407	282
Contimortgage Home Equity Trust
0.999% due 03/15/2027		3	2
Countrywide Asset-Backed Certificates
0.364% due 03/25/2037		2,447	2,409
0.364% due 05/25/2037		10,907	10,321
0.364% due 07/25/2037		1,793	1,656
0.364% due 03/25/2047		145	141
0.364% due 05/25/2047		879	800
0.364% due 06/25/2047		428	397
0.374% due 03/25/2037		255	248
0.384% due 06/25/2047		1,095	1,015
0.394% due 06/25/2037		4,880	4,514
0.394% due 10/25/2047		842	740
0.414% due 08/25/2037		11,400	6,261
0.414% due 09/25/2037		878	785
0.414% due 09/25/2047		1,335	1,170
0.424% due 10/25/2046		673	634
0.474% due 02/25/2036		241	228
0.494% due 09/25/2036		1,914	1,356
0.504% due 06/25/2036		1,252	848
0.794% due 12/25/2031		63	27
1.054% due 05/25/2032		239	100
1.174% due 05/25/2033		33	19
Countrywide Home Equity Loan Trust
0.459% due 01/15/2037		131	78
Credit-Based Asset Servicing & Securitization LLC
0.374% due 11/25/2036		675	552
0.404% due 12/25/2037		557	531
0.434% due 07/25/2037		319	236
CS First Boston Mortgage Securities Corp.
0.934% due 01/25/2032		4	2
Daimler Chrysler Auto Trust
1.248% due 07/08/2011		2,460	2,461
Delta Funding Home Equity Loan Trust
1.139% due 09/15/2029		34	12
EMC Mortgage Loan Trust
0.684% due 05/25/2040		148	103
Equity One Asset-Backed Securities, Inc.
0.614% due 04/25/2034		627	238
0.874% due 11/25/2032		902	512
First Franklin Mortgage Loan Asset-Backed Certificates
0.354% due 01/25/2038		871	803
0.364% due 12/25/2036		7	7
0.384% due 12/25/2037		384	364
0.684% due 12/25/2034		79	63
First NLC Trust
0.384% due 08/25/2037		917	574
Ford Credit Auto Owner Trust
0.988% due 06/15/2010		68,100	68,154
1.219% due 01/15/2011		5,592	5,597
1.519% due 12/15/2010		1,219	1,221
1.739% due 06/15/2012		46,550	46,716
Franklin Auto Trust
1.315% due 10/20/2011		34,367	34,419
Fremont Home Loan Trust
0.364% due 10/25/2036		591	370
0.374% due 01/25/2037		1,184	769
Greenpoint Home Equity Loan Trust
0.679% due 01/15/2030		549	297
GSAMP Trust
0.384% due 09/25/2036		149	143
0.384% due 10/25/2036		78	63
0.384% due 12/25/2036		1,885	1,000
0.414% due 01/25/2047		976	899
0.604% due 03/25/2034		292	289
HFC Home Equity Loan Asset-Backed Certificates
0.385% due 03/20/2036		235	229
0.605% due 01/20/2034		1,720	1,191
Home Equity Asset Trust
0.374% due 05/25/2037		736	650
1.234% due 02/25/2033		1	0
HSBC Asset Loan Obligation
0.374% due 12/25/2036		1,435	1,267
HSI Asset Securitization Corp. Trust
0.374% due 05/25/2037		204	144
Indymac Residential Asset-Backed Trust
0.364% due 11/25/2036		29	29
0.374% due 04/25/2037		642	610
0.394% due 07/25/2037		722	656
0.444% due 04/25/2047		514	437
Irwin Home Equity Corp.
0.854% due 07/25/2032		270	139
JPMorgan Mortgage Acquisition Corp.
0.364% due 07/25/2036		653	619
0.364% due 08/25/2036		237	220
0.364% due 10/25/2036		1,916	1,489
0.374% due 03/25/2047		637	459
0.377% due 11/25/2036		230	218
0.394% due 03/25/2037		845	671
Lehman ABS Mortgage Loan Trust
0.404% due 06/25/2037		1,026	654
Lehman XS Trust
0.384% due 05/25/2046		4	4
0.394% due 11/25/2046		1,741	1,457
0.434% due 11/25/2036		283	276
0.464% due 04/25/2037		3,920	2,619
Long Beach Mortgage Loan Trust
0.354% due 11/25/2036		312	290
0.374% due 10/25/2036		10	9
0.494% due 08/25/2035		20	19
0.594% due 10/25/2034		359	230
1.014% due 03/25/2032		118	62
MASTR Asset-Backed Securities Trust
0.364% due 11/25/2036		665	553
0.364% due 01/25/2037		573	156
0.374% due 11/25/2036		757	703
0.394% due 05/25/2037		693	561
MBNA Credit Card Master Note Trust
0.419% due 12/15/2011		2,000	2,000
Merrill Lynch First Franklin Mortgage Loan Trust
0.374% due 07/25/2037		1,560	1,235
Merrill Lynch Mortgage Investors, Inc.
0.384% due 08/25/2036		594	590
0.384% due 07/25/2037		64	59
0.394% due 09/25/2037		13	11
0.434% due 02/25/2037		1,211	636
Morgan Stanley ABS Capital I
0.354% due 09/25/2036		17	17
0.354% due 10/25/2036		989	928
0.354% due 01/25/2037		1,127	976
0.364% due 10/25/2036		866	805
0.364% due 11/25/2036		1,659	1,577
0.374% due 05/25/2037		3,483	2,543
0.414% due 09/25/2036		125	83
1.114% due 07/25/2037		1,611	1,155
Morgan Stanley Home Equity Loan Trust
0.364% due 12/25/2036		820	733
Morgan Stanley IXIS Real Estate Capital Trust
0.364% due 11/25/2036		423	401
Nationstar Home Equity Loan Trust
0.374% due 03/25/2037		444	412
New Century Home Equity Loan Trust
0.494% due 05/25/2036		1,269	861
0.574% due 06/25/2035		82	41
Option One Mortgage Loan Trust
0.354% due 02/25/2037		37	37
0.364% due 01/25/2037		783	742
0.374% due 07/25/2037		911	765
0.854% due 06/25/2032		53	28
0.854% due 08/25/2032		252	139
Park Place Securities, Inc.
0.574% due 09/25/2035		617	393
Popular ABS Mortgage Pass-Through Trust
0.404% due 06/25/2047		1,867	1,465
Renaissance Home Equity Loan Trust
0.674% due 11/25/2034		456	302
0.754% due 08/25/2033		1,311	634
0.814% due 12/25/2033		709	338
Residential Asset Mortgage Products, Inc.
0.394% due 10/25/2036		33	32
0.414% due 08/25/2046		284	271
0.874% due 06/25/2032		10	5
Residential Asset Securities Corp.
0.374% due 01/25/2037		514	460
0.384% due 11/25/2036		1,081	1,064
0.384% due 02/25/2037		630	581
0.394% due 10/25/2036		73	72
0.424% due 04/25/2037		1,095	954
0.814% due 07/25/2032		141	54
SACO I, Inc.
0.374% due 05/25/2036		414	239
Salomon Brothers Mortgage Securities VII, Inc.
0.614% due 03/25/2032		297	265
Saxon Asset Securities Trust
0.374% due 10/25/2046		264	254
SBI HELOC Trust
0.484% due 08/25/2036		544	489
Securitized Asset-Backed Receivables LLC Trust
0.354% due 01/25/2037		518	438
0.364% due 09/25/2036		222	195
0.444% due 05/25/2037		545	340
SLC Student Loan Trust
0.863% due 02/15/2015		2,288	2,285
SLM Student Loan Trust
1.072% due 04/25/2014		3,441	3,432
1.082% due 10/27/2014		3,270	3,254
1.082% due 10/25/2016		271	271
1.082% due 07/25/2017		784	784
1.092% due 07/25/2017		2,300	2,237
2.592% due 04/25/2023		50,683	51,756
Soundview Home Equity Loan Trust
0.394% due 06/25/2037		1,378	1,103
Specialty Underwriting & Residential Finance
0.359% due 11/25/2037		36	35
0.374% due 01/25/2038		869	713
0.994% due 01/25/2034		90	29
Structured Asset Investment Loan Trust
0.364% due 07/25/2036		326	295
Structured Asset Securities Corp.
0.364% due 10/25/2036		4,527	4,136
0.394% due 01/25/2037		593	524
0.414% due 01/25/2037		919	658
0.424% due 04/25/2036		104	103
0.604% due 01/25/2033		1,784	1,271
4.900% due 04/25/2035		3,357	1,990
Truman Capital Mortgage Loan Trust
0.654% due 01/25/2034		114	113
WaMu Asset-Backed Certificates
0.364% due 01/25/2037		1,139	815
Washington Mutual Asset-Backed Certificates
0.374% due 10/25/2036		474	389
Wells Fargo Home Equity Trust
0.364% due 01/25/2037		68	67
0.414% due 03/25/2037		371	351
0.554% due 10/25/2035		2,402	2,298

Total Asset-Backed Securities (Cost $395,364)			366,020

SOVEREIGN ISSUES 0.8%
International Bank for Reconstruction & Development
0.821% due 03/04/2011		12,800	12,796
Kommunalbanken AS
3.375% due 11/15/2011		33,300	34,210

Total Sovereign Issues (Cost $47,095)			47,006

FOREIGN CURRENCY-DENOMINATED ISSUES 0.5%
Atlas Reinsurance PLC
5.520% due 01/10/2010	EUR	2,300	3,211
Autoroutes du Sud de la France
5.625% due 07/04/2022		1,300	1,620
BTM Curacao Holdings NV
1.320% due 11/29/2049	JPY	200,000	2,007
Citigroup, Inc.
1.305% due 06/28/2013	EUR	2,300	2,698
Mizuho Bank Ltd.
1.432% due 12/31/2049	JPY	800,000	8,302
New York Life Funding
2.375% due 12/11/2009	CHF	600	554
Sumitomo Mitsui Banking Corp.
1.231% due 12/31/2049	JPY	100,000	1,035
1.269% due 06/29/2049		700,000	6,929
1.843% due 11/26/2049		200,000	2,068

Total Foreign Currency-Denominated Issues (Cost $24,439)			28,424

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.1%
Wells Fargo & Co.
7.500% due 12/31/2049		10,000	7,850

Total Convertible Preferred Stocks (Cost $3,950)			7,850

PREFERRED STOCKS 0.1%
DG Funding Trust
1.343% due 12/31/2049		328	2,837

Total Preferred Stocks (Cost $3,489)			2,837

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.5%
CERTIFICATES OF DEPOSIT 0.7%
Bank of Ireland
0.351% due 02/26/2010		$1,200	1,179
Barclays Bank PLC
1.066% due 08/10/2009		9,670	9,668
Calyon Financial, Inc.
0.636% due 06/29/2010		400	395
Governor & Co. of the Bank of Ireland
1.171% due 01/15/2010		31,900	31,460

			42,702

REPURCHASE AGREEMENTS 0.3%
Barclays Capital, Inc.
0.020% due 07/01/2009		14,000	14,000
(Dated 06/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2016 valued at $14,492. Repurchase proceeds are $14,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2009		5,873	5,873
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $5,994. Repurchase proceeds are $5,873.)

			19,873

U.S. TREASURY BILLS 0.2%
0.111% due 07/02/2009 - 07/30/2009 (c)(f)(g)(i)		13,393	13,393

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (e) 3.3%
		20,010,971	200,290

Total Short-Term Instruments (Cost $276,654)			276,258

PURCHASED OPTIONS (k) 0.1% (Cost $5,101)			7,896
Total Investments 118.4% (Cost $7,366,693)			$7,254,521
Written Options (l) (0.1%) (Premiums $3,848)			(3,001)
Other Assets and Liabilities (Net) (18.3%)			(1,122,725)

Net Assets 100.0%			$6,128,795

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Interest only security.

(c) Coupon represents a weighted average rate.

(d) Principal amount of security is adjusted for inflation.

(e) Affiliated to the Fund.

(f) Securities with an aggregate market value of $9,356 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(g) Securities with an aggregate market value of $4,290 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2009.

(h) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $333,668 at a weighted average interest rate of 0.274%. On June 30, 2009, securities valued at $720,535 were pledged as collateral for reverse repurchase agreements.

(i) Securities with an aggregate market value of $4,546 and cash of $110 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	315	$4,318
90-Day Eurodollar June Futures	Long	06/2010	796	(488)
90-Day Eurodollar June Futures	Long	06/2011	1,000	(1,514)

				$2,316

(j) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Enbridge Energy Partners LP	MLP	0.280%	06/20/2012	2.467%	$3,800	$(230)	$0	$(230)
Energy Transfer Partners LP	BOA	0.330%	06/20/2012	2.208%	3,800	(199)	0	(199)
General Electric Capital Corp.	BCLY	5.000%	06/20/2010	3.783%	3,000	38	(165)	203
General Electric Capital Corp.	BCLY	5.000%	06/20/2011	4.022%	5,000	97	(375)	472
General Electric Capital Corp.	BCLY	5.000%	06/20/2012	4.175%	19,900	462	376	86
General Electric Capital Corp.	CITI	1.100%	06/20/2010	3.927%	7,000	(186)	0	(186)
General Electric Capital Corp.	DUB	1.020%	06/20/2010	3.927%	1,300	(36)	0	(36)
General Electric Capital Corp.	DUB	1.500%	09/20/2011	4.219%	1,300	(72)	0	(72)
General Electric Capital Corp.	MSC	5.000%	06/20/2010	3.783%	2,200	28	(77)	105
General Electric Capital Corp.	MSC	5.000%	06/20/2011	4.022%	8,100	157	(486)	643
Goldman Sachs Group, Inc.	JPM	0.850%	09/20/2012	1.683%	7,600	(191)	0	(191)
Kinder Morgan Energy Partners LP	MLP	0.290%	06/20/2012	1.246%	3,800	(104)	0	(104)
Morgan Stanley	BOA	0.870%	09/20/2012	2.256%	2,800	(115)	0	(115)
Morgan Stanley	JPM	0.800%	09/20/2012	2.256%	10,000	(432)	0	(432)
Plains All American Pipeline LP	BOA	0.320%	06/20/2012	1.521%	3,800	(129)	0	(129)
Valero Energy Corp.	BOA	0.320%	06/20/2012	2.393%	3,800	(218)	0	(218)
Wells Fargo & Co.	DUB	1.000%	09/20/2013	1.476%	1,000	(18)	(25)	7

						$(1,148)	$(752)	$(396)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	$10,695	$127	$0	$127
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	681	8	0	8

					$135	$0	$135

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.983%	03/15/2012	BNP	EUR	3,400	$68	$7	$61
Pay	3-Month AUD Bank Bill	4.500%	06/15/2012	UBS	AUD	141,300	(1,748)	(598)	(1,150)
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	MSC		$79,800	498	0	498
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	RBS		35,600	222	0	222

							$(960)	$(591)	$(369)

(k) Purchased options outstanding on June 30, 2009:

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Call - OTC EUR versus JPY	JPY	148.300	05/20/2010	EUR	8,100	$464	$254
Put - OTC EUR versus JPY		148.300	05/20/2010		8,100	464	1,422
Call - OTC EUR versus USD		$1.375	05/21/2010		9,000	443	785
Put - OTC EUR versus USD		1.375	05/21/2010		9,000	443	539
Call - OTC EUR versus USD		1.372	06/03/2010		6,800	331	614
Put - OTC EUR versus USD		1.372	06/03/2010		6,800	331	407
Call - OTC EUR versus USD		1.375	06/03/2010		11,600	556	1,029
Put - OTC EUR versus USD		1.375	06/03/2010		11,600	556	710
Call - OTC USD versus JPY	JPY	105.200	03/31/2010		$5,000	211	54
Put - OTC USD versus JPY		105.200	03/31/2010		5,000	211	535
Call - OTC USD versus JPY		105.400	03/31/2010		13,000	546	135
Put - OTC USD versus JPY		105.400	03/31/2010		13,000	545	1,412

						$5,101	$7,896

(l) Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar December Futures	$98.625	12/14/2009	1,374	$340	$369
Put - CME 90-Day Eurodollar September Futures	98.625	09/14/2009	206	33	11

				$373	$380

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	$116,000	$585	$644
Put - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	200,000	1,590	1,111
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	122,000	1,091	678
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	14,500	209	188

							$3,475	$2,621

(m) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	07/01/2039	$702,100	$717,070	$724,589
Fannie Mae	6.000%	07/01/2039	381,100	396,433	398,309

				$1,113,503	$1,122,898

(n) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	DUB	7,690	07/2009	$0	$(71)	$(71)
Buy		GSC	9,502	07/2009	178	0	178
Sell	CHF	JPM	605	07/2009	10	0	10
Buy		RBC	605	07/2009	0	(3)	(3)
Sell		RBC	605	10/2009	3	0	3
Buy	CLP	BCLY	267,804	11/2009	42	0	42
Buy		CITI	63,745	11/2009	10	0	10
Buy	CNY	BCLY	128,791	07/2009	0	(907)	(907)
Sell		BCLY	516,222	07/2009	1	(3,809)	(3,808)
Buy		DUB	333,126	07/2009	0	(2,267)	(2,267)
Sell		DUB	58,696	07/2009	13	(2)	11
Buy		HSBC	73,588	07/2009	0	(547)	(547)
Buy		JPM	39,412	07/2009	0	(345)	(345)
Buy		BCLY	23,942	09/2009	1	0	1
Buy		DUB	20,428	09/2009	1	0	1
Buy		BCLY	20,771	03/2010	0	(6)	(6)
Buy		DUB	37,962	03/2010	0	(30)	(30)
Buy	EUR	BCLY	9,043	07/2009	68	0	68
Buy	GBP	BCLY	3,960	07/2009	449	0	449
Sell		BCLY	3,113	07/2009	0	(188)	(188)
Sell		CITI	18,344	07/2009	0	(1,797)	(1,797)
Buy		MSC	5,915	07/2009	0	(41)	(41)
Buy		RBS	11,582	07/2009	893	0	893
Sell		MSC	5,915	08/2009	41	0	41
Buy	MXN	DUB	343,073	11/2009	1,530	0	1,530
Buy	SGD	HSBC	1,186	07/2009	0	(1)	(1)
Sell		HSBC	1,039	07/2009	0	(34)	(34)
Buy	ZAR	BCLY	23,786	11/2009	565	0	565

					$3,805	$(10,048)	$(6,243)

(o) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$1,779,323	$7,360	$1,786,683
U.S. Government Agencies	0	4,228,575	776	4,229,351
Mortgage-Backed Securities	0	361,107	680	361,787
Asset-Backed Securities	0	366,020	0	366,020
Other Investments++	208,140	302,540	0	510,680

Investments, at value	$208,140	$7,037,565	$8,816	$7,254,521

Short Sales, at value	$0	$(1,122,898)	$0	$(1,122,898)

Financial Derivative Instruments+++	$2,316	$(9,935)	$61	$(7,558)

Total	$210,456	$5,904,732	$8,877	$6,124,065

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$0	$0	$36	$0	$0	$7,324	$7,360
U.S. Government Agencies	797	(13)	0	0	(8)	0	776
Mortgage-Backed Securities	0	(37)	0	0	110	607	680
Asset-Backed Securities	119	(6)	0	0	0	(113)	0

Investments, at value	$916	$(56)	$36	$0	$102	$7,818	$8,816

Financial Derivative Instruments+++	$66	$0	$0	$0	$(5)	$0	$61

Total	$982	$(56)	$36	$0	$97	$7,818	$8,877

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Small Cap StocksPLUS® TR Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 28.2%
BANKING & FINANCE 22.1%
Allstate Corp.
6.125% due 05/15/2037		$200	$149
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		1,000	1,035
American General Finance Corp.
6.900% due 12/15/2017		100	54
American International Group, Inc.
5.850% due 01/16/2018		100	53
8.250% due 08/15/2018		1,800	1,061
ANZ National International Ltd.
1.014% due 08/07/2009		20	20
6.200% due 07/19/2013		400	413
Bank of America Corp.
1.213% due 08/15/2016		400	314
Barclays Bank PLC
5.450% due 09/12/2012		400	417
6.050% due 12/04/2017		100	87
Bear Stearns Cos. LLC
0.974% due 05/18/2010		200	200
1.093% due 08/15/2011		100	97
7.250% due 02/01/2018		300	317
7.625% due 12/07/2009		700	718
BNP Paribas
5.186% due 06/29/2049		130	85
Caterpillar Financial Services Corp.
4.850% due 12/07/2012		100	105
CBA Capital Trust II
6.024% due 03/29/2049		100	67
Citibank N.A.
1.625% due 03/30/2011		300	303
Citigroup Global Markets Holdings, Inc.
1.148% due 08/03/2009		20	20
Citigroup, Inc.
2.125% due 04/30/2012		200	201
5.850% due 07/02/2013		100	95
Credit Suisse USA, Inc.
1.083% due 08/15/2010		100	99
Deutsche Bank AG
1.154% due 02/17/2015		280	245
Dexia Credit Local
1.262% due 09/23/2011		2,300	2,294
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		600	519
7.375% due 02/01/2011		400	362
General Electric Capital Corp.
1.800% due 03/11/2011		200	202
3.000% due 12/09/2011		900	929
Goldman Sachs Group, Inc.
5.625% due 01/15/2017		10	9
5.950% due 01/18/2018		100	97
6.150% due 04/01/2018		100	97
6.250% due 09/01/2017		100	99
HBOS PLC
5.375% due 11/29/2049		900	435
International Lease Finance Corp.
0.881% due 05/24/2010		20	18
5.125% due 11/01/2010		1,000	893
JPMorgan Chase & Co.
6.000% due 01/15/2018		30	30
Lehman Brothers Holdings, Inc.
2.950% due 05/25/2010 (a)		300	46
5.625% due 01/24/2013 (a)		200	31
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		100	93
Monumental Global Funding Ltd.
5.500% due 04/22/2013		100	97
Morgan Stanley
6.250% due 08/28/2017		100	97
National Australia Bank Ltd.
2.550% due 01/13/2012		1,000	1,008
Nationwide Life Global Funding I
5.450% due 10/02/2012		700	686
Northern Rock PLC
5.625% due 06/22/2017		1,100	964
Pricoa Global Funding I
0.801% due 09/27/2013		100	77
1.139% due 01/30/2012		100	94
1.446% due 06/04/2010		700	694
Principal Life Income Funding Trusts
5.550% due 04/27/2015		100	99
Protective Life Secured Trusts
0.481% due 11/09/2010		1,200	1,061
Rabobank Nederland NV
11.000% due 12/29/2049		75	84
Regions Financial Corp.
6.375% due 05/15/2012		390	358
Royal Bank of Scotland Group PLC
1.320% due 04/08/2011		2,700	2,697
2.625% due 05/11/2012		2,300	2,319
6.990% due 10/29/2049		100	49
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		100	74
Societe Financement de l’Economie Francaise
2.375% due 03/26/2012		200	202
Textron Financial Corp.
0.791% due 02/25/2011		1,000	888
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018		200	193
UBS Preferred Funding Trust V
6.243% due 05/29/2049		100	59
Wells Fargo & Co.
5.625% due 12/11/2017		100	99

			24,208

INDUSTRIALS 4.6%
Amgen, Inc.
6.900% due 06/01/2038		100	114
C8 Capital SPV Ltd.
6.640% due 12/29/2049		100	51
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		100	103
Dell, Inc.
5.650% due 04/15/2018		100	102
EnCana Corp.
4.600% due 08/15/2009		1,000	1,004
Gaz Capital S.A.
8.625% due 04/28/2034		100	98
Home Depot, Inc.
3.750% due 09/15/2009		900	902
International Business Machines Corp.
5.700% due 09/14/2017		400	425
Kimberly-Clark Corp.
1.139% due 07/30/2010		100	100
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		100	98
Kraft Foods, Inc.
6.125% due 02/01/2018		100	104
Oracle Corp.
5.750% due 04/15/2018		200	211
Suncor Energy, Inc.
6.100% due 06/01/2018		200	201
TransCanada Pipelines Ltd.
7.625% due 01/15/2039		400	468
Union Pacific Corp.
5.700% due 08/15/2018		100	100
UST, Inc.
5.750% due 03/01/2018		1,100	1,006

			5,087

UTILITIES 1.5%
Dominion Resources, Inc.
1.664% due 06/17/2010		400	398
Ohio Power Co.
0.775% due 04/05/2010		100	99
Verizon Communications, Inc.
8.950% due 03/01/2039		800	1,013
Verizon Wireless Capital LLC
3.316% due 05/20/2011		100	103

			1,613

Total Corporate Bonds & Notes (Cost $31,898)			30,908

U.S. GOVERNMENT AGENCIES 147.1%
Fannie Mae
5.000% due 02/25/2017 - 10/01/2023		892	927
5.000% due 09/01/2035 (f)		2,266	2,315
5.500% due 05/01/2022		744	780
5.500% due 09/01/2023 (g)		95	100
5.953% due 06/21/2027		4,000	4,225
6.000% due 08/01/2027 - 07/01/2039		37,303	39,013
6.000% due 02/01/2036 - 12/01/2038 (f)		44,451	46,538
6.000% due 12/01/2037 - 11/01/2038 (g)		5,920	6,195
6.500% due 09/01/2037		728	776
Freddie Mac
0.354% due 12/25/2036		46	44
0.469% due 07/15/2019 - 10/15/2020		385	377
0.702% due 03/09/2011 (e)		282	283
0.926% due 05/04/2011		3,907	3,917
0.937% due 08/05/2011 (e)		18,500	18,507
4.250% due 09/15/2024		18	18
5.500% due 09/01/2037 - 07/01/2038		840	868
5.500% due 02/01/2038 - 11/01/2038 (f)		25,051	25,891
6.000% due 07/01/2039		900	939
Ginnie Mae
5.500% due 05/15/2037 - 07/01/2039		1,919	1,981
6.000% due 06/15/2037 - 07/15/2037		913	953
Small Business Administration
5.290% due 12/01/2027		178	186
5.720% due 01/01/2029		2,800	3,017
6.020% due 08/01/2028		3,036	3,329

Total U.S. Government Agencies (Cost $157,862)			161,179

U.S. TREASURY OBLIGATIONS 6.4%
Treasury Inflation Protected Securities (c)
1.625% due 01/15/2015		3,131	3,115
1.875% due 07/15/2013		3,718	3,812
U.S. Treasury Notes
0.875% due 04/30/2011 (g)		51	51

Total U.S. Treasury Obligations (Cost $6,908)			6,978

MORTGAGE-BACKED SECURITIES 2.3%
Citigroup Mortgage Loan Trust, Inc.
0.379% due 01/25/2037		33	28
Commercial Mortgage Pass-Through Certificates
0.818% due 02/16/2034		1,182	1,053
Countrywide Alternative Loan Trust
0.474% due 02/25/2047		67	25
0.514% due 06/25/2037		235	92
2.340% due 02/25/2036		25	11
Countrywide Home Loan Mortgage Pass-Through Trust
4.711% due 02/20/2035		41	32
4.786% due 11/25/2034		32	24
GS Mortgage Securities Corp. II
0.408% due 03/06/2020		61	52
GSR Mortgage Loan Trust
5.241% due 11/25/2035		76	59
Harborview Mortgage Loan Trust
0.483% due 12/19/2036		2,398	993
Impac Secured Assets CMN Owner Trust
0.394% due 01/25/2037		8	8
Indymac Index Mortgage Loan Trust
0.404% due 11/25/2046		10	9
JPMorgan Mortgage Trust
5.012% due 02/25/2035		53	46
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.399% due 09/15/2021		12	11
Structured Asset Securities Corp.
4.504% due 10/25/2035		11	8
TBW Mortgage-Backed Pass-Through Certificates
0.414% due 09/25/2036		1	1
WaMu Mortgage Pass-Through Certificates
0.954% due 12/25/2027		42	33
2.070% due 01/25/2047		72	32
3.127% due 09/25/2046		7	3
3.127% due 10/25/2046		17	8

Total Mortgage-Backed Securities (Cost $3,484)			2,528

ASSET-BACKED SECURITIES 0.8%
Asset-Backed Securities Corp. Home Equity
0.589% due 09/25/2034		1	1
Bear Stearns Asset-Backed Securities Trust
0.394% due 10/25/2036		12	11
Citigroup Mortgage Loan Trust, Inc.
0.374% due 07/25/2045		120	84
0.424% due 08/25/2036		55	39
Countrywide Asset-Backed Certificates
0.494% due 09/25/2036		179	127
Credit-Based Asset Servicing & Securitization LLC
0.434% due 07/25/2037		53	39
Ford Credit Auto Owner Trust
0.919% due 07/15/2010		26	26
GE-WMC Mortgage Securities LLC
0.354% due 08/25/2036		2	2
Honda Auto Receivables Owner Trust
3.770% due 09/20/2010		392	395
Indymac Residential Asset-Backed Trust
0.394% due 07/25/2037		33	30
0.444% due 04/25/2047		103	87
JPMorgan Mortgage Acquisition Corp.
0.374% due 03/25/2047		49	35
Lehman XS Trust
0.394% due 11/25/2046		8	7
0.434% due 11/25/2036		1	1
Long Beach Mortgage Loan Trust
0.374% due 10/25/2036		3	3
Morgan Stanley ABS Capital I
0.364% due 07/25/2036		17	10
Park Place Securities, Inc.
0.626% due 10/25/2034		7	5
Soundview Home Equity Loan Trust
0.374% due 11/25/2036		24	13

Total Asset-Backed Securities (Cost $1,092)			915

SOVEREIGN ISSUES 0.5%
Korea Development Bank
1.317% due 04/03/2010		100	98
Mexico Government International Bond
5.950% due 03/19/2019		400	406

Total Sovereign Issues (Cost $499)			504

FOREIGN CURRENCY-DENOMINATED ISSUES 4.1%
Brazil Government International Bond
12.500% due 01/05/2022	BRL	300	171
Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	1,500	1,295
Fortis Bank Nederland Holding NV
3.000% due 04/17/2012	EUR	100	142
Goldman Sachs Group, Inc.
1.665% due 02/04/2013		400	511
LeasePlan Corp. NV
3.125% due 02/10/2012		200	284
Morgan Stanley
1.600% due 03/01/2013		1,700	2,121

Total Foreign Currency-Denominated Issues (Cost $4,178)			4,524

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%
American International Group, Inc.
8.500% due 08/01/2011		2,300	22

Total Convertible Preferred Stocks (Cost $173)			22

PREFERRED STOCKS 0.0%
DG Funding Trust
1.343% due 12/31/2049		2	17

Total Preferred Stocks (Cost $21)			17

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 13.7%
U.S. TREASURY BILLS 6.6%
1.194% due 07/02/2009 - 07/23/2009 (b)(e)(g)		$7,285	7,285

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 7.1%
		775,722	7,764

Total Short-Term Instruments (Cost $15,049)			15,049

PURCHASED OPTIONS (i) 0.1% (Cost $23)			68
Total Investments 203.2% (Cost $221,187)			$222,692
Written Options (j) (0.0%) (Premiums $113)			(45)
Other Assets and Liabilities (Net) (103.2%)			(113,077)

Net Assets 100.0%			$109,570

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Affiliated to the Fund.

(e) Securities with an aggregate market value of $1,153 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(f) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $98,815 at a weighted average interest rate of 0.423%. On June 30, 2009, securities valued at $74,415 were pledged as collateral for reverse repurchase agreements.

(g) Securities with an aggregate market value of $13,270 and cash of $282 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	3	$2
90-Day Euribor March Futures	Long	03/2010	10	15
90-Day Eurodollar December Futures	Long	12/2009	21	8
90-Day Eurodollar December Futures	Long	12/2010	77	(53)
90-Day Eurodollar June Futures	Long	06/2010	69	42
90-Day Eurodollar March Futures	Long	03/2010	13	81
90-Day Eurodollar September Futures	Long	09/2009	4	1
90-Day Eurodollar September Futures	Long	09/2010	11	25
E-Mini Russell 2000 Index September Futures	Long	09/2009	110	(165)
S&P 500 Index September Futures	Short	09/2009	2	12
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	7	(4)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	7	1
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	6	4
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	1	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	7	(1)

				$(33)

(h) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	5.000%	12/20/2013	15.312%	$900	$(254)	$(81)	$(173)
Brazil Government International Bond	CSFB	3.250%	12/20/2009	0.793%	1,000	13	0	13
Chrysler Financial	DUB	5.050%	09/20/2012	8.590%	300	(26)	0	(26)
CIT Group, Inc.	MSC	5.650%	03/20/2013	17.180%	100	(26)	0	(26)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	4.121%	100	(6)	0	(6)
General Electric Capital Corp.	BCLY	4.700%	12/20/2013	4.336%	1,700	25	0	25
General Electric Capital Corp.	CITI	4.325%	12/20/2013	4.336%	300	0	0	0
General Electric Capital Corp.	CITI	4.850%	12/20/2013	4.336%	900	18	0	18
General Electric Capital Corp.	DUB	4.750%	12/20/2013	4.336%	900	15	0	15
SLM Corp.	BCLY	5.000%	12/20/2013	8.248%	1,000	(104)	(135)	31
SLM Corp.	CITI	5.600%	09/20/2009	8.948%	1,500	(9)	0	(9)
SLM Corp.	CITI	5.000%	12/20/2013	8.248%	1,900	(197)	(271)	74

						$(551)	$(487)	$(64)

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	$97	$1	$0	$1
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	194	1	0	1

					$2	$0	$2

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS	EUR	100	$2	$0	$2
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	100	0	0	0
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	(4)	0	(4)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(2)	0	(2)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(6)	0	(6)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		100	1	0	1
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		100	(3)	(1)	(2)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		100	4	0	4
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS	AUD	700	(2)	0	(2)
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	BOA		$700	2	(15)	17
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC		2,100	4	(33)	37
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	300	0	3	(3)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	900	103	(14)	117
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB	GBP	300	34	0	34
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		300	40	0	40
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		500	66	0	66

							$239	$(60)	$299

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(5)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	Russell 2000 Index	46,060	1-Month USD-LIBOR less 1.600%	$103,212	10/15/2009	MLP	$(592)

(5)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i) Purchased options outstanding on June 30, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$500	$5	$18
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	700	7	25
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	600	6	21
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	100	1	4

							$19	$68

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 5.000% due 07/01/2039	$90.000	07/06/2009	$6,400	$1	$0
Put - OTC Fannie Mae 5.500% due 07/01/2039	93.000	07/06/2009	6,600	1	0
Put - OTC Fannie Mae 5.500% due 07/01/2039	96.000	07/06/2009	16,000	2	0
Put - OTC Ginnie Mae 5.500% due 07/01/2039	93.000	07/06/2009	2,000	0	0

				$4	$0

(j) Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar September Futures	$98.500	09/14/2009	55	$12	$2

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	$1,000	$4	$1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	4,000	16	8
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009	5,500	25	8
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,000	4	1
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,500	8	1
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	500	2	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	11,500	42	24

							$101	$43

(k) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	07/01/2039	$2,000	$2,031	$2,035

(l) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	HSBC	883	08/2009	$33	$0	$33
Buy		MLP	295	08/2009	12	0	12
Buy	CAD	JPM	318	08/2009	0	(17)	(17)
Buy	CNY	BCLY	3,849	07/2009	0	(29)	(29)
Sell		BCLY	1,008	07/2009	0	(8)	(8)
Sell		CITI	5,565	07/2009	0	(18)	(18)
Buy		DUB	10,657	07/2009	0	(86)	(86)
Sell		DUB	4,438	07/2009	0	(16)	(16)
Buy		HSBC	3,642	07/2009	0	(25)	(25)
Sell		HSBC	5,082	07/2009	0	(17)	(17)
Buy		JPM	3,766	07/2009	0	(33)	(33)
Sell		JPM	5,821	07/2009	0	(23)	(23)
Buy		BCLY	1,799	09/2009	6	0	6
Sell		BCLY	554	09/2009	0	(2)	(2)
Buy		CITI	69	09/2009	0	0	0
Buy		DUB	139	09/2009	0	0	0
Buy		HSBC	139	09/2009	0	0	0
Sell		HSBC	638	09/2009	0	(2)	(2)
Sell		JPM	954	09/2009	0	(4)	(4)
Buy		BCLY	878	03/2010	0	(1)	(1)
Buy		HSBC	880	03/2010	0	0	0
Buy		JPM	5,363	03/2010	0	(2)	(2)
Sell	EUR	BCLY	1,416	07/2009	0	(11)	(11)
Sell		GSC	13	07/2009	0	0	0
Buy	GBP	BCLY	1,331	07/2009	13	(4)	9
Sell		BCLY	9	07/2009	0	0	0
Sell		CITI	2,534	07/2009	0	(248)	(248)
Sell		GSC	13	07/2009	0	0	0
Buy		MSC	968	07/2009	0	(7)	(7)
Buy		RBC	227	07/2009	4	0	4
Buy		RBS	30	07/2009	2	0	2
Sell		MSC	968	08/2009	7	0	7
Buy	JPY	BNP	23,535	07/2009	0	0	0
Buy		MSC	23,535	08/2009	0	0	0
Buy	SGD	HSBC	29	07/2009	0	0	0
Sell		HSBC	29	07/2009	0	(1)	(1)

					$77	$(554)	$(477)

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$30,908	$0	$30,908
U.S. Government Agencies	0	161,179	0	161,179
U.S. Treasury Obligations	0	6,978	0	6,978
Short-Term Instruments	7,764	7,285	0	15,049
Other Investments++	22	8,548	8	8,578

Investments, at value	$7,786	$214,898	$8	$222,692

Short Sales, at value	$0	$(2,035)	$0	$(2,035)

Financial Derivative Instruments+++	$(33)	$(852)	$(25)	$(910)

Total	$7,753	$212,011	$(17)	$219,747

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2009
Other Investments++	$0	$0	$0	$0	$0	$8	$8

Investments, at value	$0	$0	$0	$0	$0	$8	$8

Financial Derivative Instruments+++	$(135)	$0	$0	$0	$107	$3	$(25)

Total	$(135)	$0	$0	$0	$107	$11	$(17)

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

StocksPLUS® Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 20.7%
BANKING & FINANCE 14.7%
CIT Group, Inc.
1.170% due 02/13/2012		$500	$295
Citigroup, Inc.
6.125% due 11/21/2017		1,100	966
Comerica Bank
0.400% due 06/30/2010		1,100	1,064
Dexia Credit Local
1.262% due 09/23/2011		7,900	7,880
Ford Motor Credit Co. LLC
5.700% due 01/15/2010		100	97
7.375% due 10/28/2009		600	595
7.875% due 06/15/2010		200	190
Goldman Sachs Group, Inc.
1.059% due 03/22/2016		1,100	933
1.501% due 07/22/2015		400	345
International Lease Finance Corp.
5.625% due 09/15/2010		300	270
JPMorgan Chase Bank N.A.
0.959% due 06/13/2016		700	572
6.000% due 10/01/2017		700	682
Lehman Brothers Holdings, Inc.
2.911% due 08/21/2009 (a)		1,500	229
2.950% due 05/25/2010 (a)		9,500	1,449
3.011% due 12/23/2010 (a)		2,500	381
3.053% due 11/10/2009 (a)		1,300	198
Macquarie Bank Ltd.
2.600% due 01/20/2012		4,100	4,127
Marshall & Ilsley Corp.
5.626% due 08/17/2009		900	897
Morgan Stanley
1.449% due 01/09/2014		800	719
1.611% due 10/15/2015		1,600	1,373
Pricoa Global Funding I
1.446% due 06/04/2010		1,500	1,488
Royal Bank of Scotland Group PLC
1.320% due 04/08/2011		7,000	6,993
2.625% due 05/11/2012		2,500	2,520
Sun Life Financial Global Funding LP
0.755% due 07/06/2011		1,000	899
Wells Fargo & Co.
7.980% due 03/29/2049		2,600	2,161

			37,323

INDUSTRIALS 5.3%
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		600	616
Daimler Finance North America LLC
5.750% due 09/08/2011		1,400	1,429
Home Depot, Inc.
0.749% due 12/16/2009		1,300	1,296
Hospira, Inc.
1.078% due 03/30/2010		1,200	1,190
Pemex Project Funding Master Trust
1.250% due 12/03/2012		3,600	3,384
Reynolds American, Inc.
1.329% due 06/15/2011		2,800	2,620
Rockies Express Pipeline LLC
4.500% due 08/20/2009		2,800	2,800

			13,335

UTILITIES 0.7%
NiSource Finance Corp.
1.231% due 11/23/2009		600	595
Telecom Italia Capital S.A.
1.508% due 02/01/2011		1,300	1,250

			1,845

Total Corporate Bonds & Notes (Cost $63,964)			52,503

U.S. GOVERNMENT AGENCIES 30.5%
Fannie Mae
0.429% due 03/25/2034		1,062	967
0.714% due 05/25/2031		2,608	2,567
2.638% due 07/01/2044		313	307
2.877% due 04/01/2018		45	45
3.392% due 11/01/2035		746	758
4.149% due 05/01/2022		4	4
4.273% due 11/01/2027		39	40
4.331% due 11/01/2028		52	52
4.390% due 07/01/2028		35	35
4.418% due 04/01/2028		34	34
4.467% due 11/01/2028		59	59
4.647% due 12/01/2036		1,439	1,448
4.712% due 04/01/2035		5,187	5,371
4.824% due 02/01/2027		5	5
4.845% due 09/01/2034		1,372	1,381
4.998% due 12/01/2023		3	3
5.000% due 02/25/2017 - 06/01/2035		7,224	7,491
5.082% due 12/01/2033		980	1,012
5.500% due 09/01/2033 - 02/01/2037		8,244	8,546
5.500% due 11/01/2034 (e)		4,098	4,249
5.691% due 08/01/2029		28	28
6.000% due 01/01/2017 - 07/01/2039		3,910	4,105
6.000% due 04/01/2036 - 11/01/2036 (e)		11,560	12,111
7.000% due 02/01/2015 - 03/01/2015		714	754
7.500% due 09/01/2015 - 05/01/2016		546	581
8.000% due 03/01/2030 - 07/01/2031		129	141
Freddie Mac
0.669% due 12/15/2030		858	846
0.702% due 03/09/2011 (d)		928	931
0.719% due 06/15/2018		341	335
0.888% due 02/01/2011 (d)		320	320
0.937% due 08/05/2011 (d)		2,957	2,958
2.639% due 02/25/2045		1,565	1,492
3.566% due 06/01/2022		15	15
4.256% due 12/01/2022		33	33
4.577% due 07/01/2019		412	421
4.700% due 06/01/2035		3,513	3,618
5.000% due 07/15/2024		1,645	1,676
5.500% due 08/15/2030 - 10/01/2038		2,473	2,556
6.000% due 03/01/2016 - 08/01/2038		4,668	4,911
6.500% due 10/25/2043		1,921	2,042
8.500% due 04/01/2025 - 06/01/2025		19	22
Ginnie Mae
0.715% due 09/20/2030		3	3
4.125% due 12/20/2022 - 12/20/2027		343	348
4.375% due 02/20/2026 - 02/20/2028		378	386
4.625% due 07/20/2018 - 07/20/2027		1,540	1,578
5.375% due 05/20/2026 - 06/20/2027		357	368
8.000% due 04/20/2030		151	171

Total U.S. Government Agencies (Cost $75,567)			77,124

U.S. TREASURY OBLIGATIONS 1.4%
U.S. Treasury Notes
0.875% due 04/30/2011 (f)		3,498	3,489

Total U.S. Treasury Obligations (Cost $3,499)			3,489

MORTGAGE-BACKED SECURITIES 11.4%
Bank Mart
4.567% due 03/01/2019 (j)		503	398
Bear Stearns Adjustable Rate Mortgage Trust
5.021% due 04/25/2033		437	392
5.063% due 11/25/2034		2,057	1,728
5.088% due 02/25/2033		75	67
5.106% due 01/25/2034		1,444	1,110
5.583% due 01/25/2034		82	74
Bear Stearns Alt-A Trust
5.490% due 09/25/2035		516	281
Bear Stearns Structured Products, Inc.
5.644% due 01/26/2036		1,697	938
5.714% due 12/26/2046		958	584
Citigroup Commercial Mortgage Trust
0.389% due 08/15/2021		15	13
Citigroup Mortgage Loan Trust, Inc.
2.850% due 12/25/2035		1,263	1,031
Countrywide Alternative Loan Trust
0.494% due 05/25/2047		1,464	550
6.000% due 10/25/2033		813	785
CS First Boston Mortgage Securities Corp.
1.135% due 03/25/2032		357	270
4.151% due 06/25/2032		34	29
5.329% due 06/25/2032		10	8
Fund America Investors Corp. II
4.325% due 06/25/2023		10	9
Greenpoint Mortgage Funding Trust
0.394% due 10/25/2046		1,118	921
0.584% due 11/25/2045		572	273
GSR Mortgage Loan Trust
0.664% due 01/25/2034		273	208
Harborview Mortgage Loan Trust
0.503% due 01/19/2038		3,575	1,529
Impac CMB Trust
1.074% due 10/25/2033		64	40
1.314% due 07/25/2033		1,281	945
Impac Secured Assets CMN Owner Trust
0.394% due 01/25/2037		417	391
Indymac Index Mortgage Loan Trust
0.404% due 11/25/2046		663	618
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.399% due 09/15/2021		196	173
Merrill Lynch Mortgage Investors, Inc.
0.524% due 02/25/2036		708	382
Morgan Stanley Capital I
0.380% due 10/15/2020		527	391
Prime Mortgage Trust
0.714% due 02/25/2019		89	84
0.714% due 02/25/2034		524	424
Resecuritization Mortgage Trust
0.558% due 04/26/2021		1	1
Residential Funding Mortgage Securities I
6.500% due 03/25/2032		329	331
Salomon Brothers Mortgage Securities VII, Inc.
4.416% due 12/25/2030		536	467
Structured Asset Mortgage Investments, Inc.
0.563% due 07/19/2035		1,493	940
0.594% due 02/25/2036		810	373
9.383% due 06/25/2029		645	642
Wachovia Bank Commercial Mortgage Trust
0.399% due 06/15/2020		2,398	1,766
0.409% due 09/15/2021		5,113	3,685
WaMu Mortgage Pass-Through Certificates
0.584% due 12/25/2045		818	384
0.604% due 10/25/2045		456	239
2.340% due 02/25/2046		4,279	1,908
2.540% due 11/25/2042		190	110
2.740% due 06/25/2042		683	497
2.877% due 02/27/2034		1,689	1,384
Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035		1,817	1,521

Total Mortgage-Backed Securities (Cost $42,930)			28,894

ASSET-BACKED SECURITIES 4.0%
AFC Home Equity Loan Trust
0.864% due 06/25/2028		333	146
Bear Stearns Asset-Backed Securities Trust
0.404% due 06/25/2047		613	466
Chase Funding Mortgage Loan Asset-Backed Certificates
1.054% due 10/25/2032		214	164
Chase Issuance Trust
2.129% due 09/15/2015		5,200	5,202
Citigroup Mortgage Loan Trust, Inc.
0.374% due 07/25/2045		3,111	2,188
CS First Boston Mortgage Securities Corp.
0.934% due 01/25/2032		275	180
HFC Home Equity Loan Asset-Backed Certificates
0.585% due 01/20/2035		1,600	996
HSI Asset Securitization Corp. Trust
0.364% due 12/25/2036		351	213
JPMorgan Mortgage Acquisition Corp.
0.377% due 11/25/2036		99	93
Long Beach Mortgage Loan Trust
0.594% due 10/25/2034		49	32
Morgan Stanley ABS Capital I
0.354% due 10/25/2036		247	232
Saxon Asset Securities Trust
0.374% due 10/25/2046		113	109
Wells Fargo Home Equity Trust
0.364% due 01/25/2037		53	52

Total Asset-Backed Securities (Cost $12,226)			10,073

SOVEREIGN ISSUES 4.7%
Export-Import Bank of Korea
1.094% due 11/16/2010		5,900	5,688
8.125% due 01/21/2014		3,100	3,398
Hydro Quebec
1.875% due 09/29/2049		1,200	834
Korea Development Bank
0.996% due 11/22/2012		2,200	1,942

Total Sovereign Issues (Cost $12,224)			11,862

FOREIGN CURRENCY-DENOMINATED ISSUES 1.7%
American International Group, Inc.
2.875% due 06/20/2011	CHF	1,000	661
ASB Finance Ltd.
1.349% due 02/13/2012	EUR	2,000	2,574
Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	100,000	976

Total Foreign Currency-Denominated Issues (Cost $3,916)			4,211

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.5%
American International Group, Inc.
8.500% due 08/01/2011		109,100	1,039
General Motors Corp.
5.250% due 03/06/2032		72,000	207

Total Convertible Preferred Stocks (Cost $1,221)			1,246

PREFERRED STOCKS 3.1%
DG Funding Trust
1.343% due 12/31/2049		913	7,897

Total Preferred Stocks (Cost $9,564)			7,897

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 20.1%
REPURCHASE AGREEMENTS 1.0%
Barclays Capital, Inc.
0.020% due 07/01/2009		$700	700
(Dated 06/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2016 valued at $726. Repurchase proceeds are $700.)
State Street Bank and Trust Co.
0.010% due 07/01/2009		1,729	1,729
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $1,765. Repurchase proceeds are $1,729.)

			2,429

U.S. TREASURY BILLS 0.2%
0.108% due 07/16/2009 - 07/30/2009 (b)(d)(f)		471	471

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 18.9%
		4,780,508	47,848

Total Short-Term Instruments (Cost $50,749)			50,748

PURCHASED OPTIONS (h) 0.3% (Cost $161)			679
Total Investments 98.4% (Cost $276,021)			$248,726
Written Options (i) (0.0%) (Premiums $62)			(13)
Other Assets and Liabilities (Net) 1.6%			4,134

Net Assets 100.0%			$252,847

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Affiliated to the Fund.

(d) Securities with an aggregate market value of $4,219 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(e) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $96,321 at a weighted average interest rate of 0.421%. On June 30, 2009, securities valued at $16,189 were pledged as collateral for reverse repurchase agreements.

(f) Securities with an aggregate market value of $3,306 and cash of $145 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	7	$6
90-Day Euribor March Futures	Long	03/2010	7	8
90-Day Eurodollar December Futures	Long	12/2009	47	19
90-Day Eurodollar December Futures	Long	12/2010	48	(39)
90-Day Eurodollar June Futures	Long	06/2010	39	11
90-Day Eurodollar March Futures	Long	03/2010	40	246
90-Day Eurodollar September Futures	Long	09/2009	10	3
E-mini S&P 500 Index September Futures	Long	09/2009	496	336
S&P 500 Index September Futures	Long	09/2009	25	(44)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	14	96
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures Put Options Strike @ GBP 93.000	Short	09/2009	335	239

				$881

(g) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	CITI	1.950%	03/20/2013	2.406%	$1,600	$(24)	$0	$(24)
American Express Co.	CITI	4.250%	12/20/2013	2.341%	800	61	0	61
American Express Co.	DUB	2.060%	03/20/2013	2.406%	800	(9)	0	(9)
American International Group, Inc.	BOA	0.910%	12/20/2012	16.302%	600	(216)	0	(216)
American International Group, Inc.	BOA	0.930%	12/20/2012	16.302%	1,000	(360)	0	(360)
American International Group, Inc.	RBS	0.780%	12/20/2012	16.302%	600	(218)	0	(218)
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2013	2.416%	600	(28)	0	(28)
Berkshire Hathaway Finance Corp.	CSFB	0.850%	03/20/2013	2.416%	1,500	(79)	0	(79)
Berkshire Hathaway Finance Corp.	DUB	0.930%	03/20/2013	2.416%	1,800	(90)	0	(90)
Berkshire Hathaway Finance Corp.	RBS	0.870%	03/20/2013	2.416%	1,500	(78)	0	(78)
Brazil Government International Bond	DUB	0.980%	01/20/2012	1.265%	1,300	(3)	0	(3)
CIT Group, Inc.	DUB	5.000%	12/20/2013	16.484%	1,100	(319)	(275)	(44)
CIT Group, Inc.	JPM	5.750%	03/20/2013	17.180%	1,500	(388)	0	(388)
General Electric Capital Corp.	BNP	0.770%	03/20/2013	4.347%	1,400	(160)	0	(160)
General Electric Capital Corp.	BNP	4.600%	12/20/2013	4.336%	2,800	31	0	31
General Electric Capital Corp.	BNP	4.700%	12/20/2013	4.336%	600	9	0	9
General Electric Capital Corp.	CITI	4.000%	12/20/2013	4.336%	700	(8)	0	(8)
General Electric Capital Corp.	CITI	4.200%	12/20/2013	4.336%	1,300	(5)	0	(5)
General Electric Capital Corp.	CITI	4.325%	12/20/2013	4.336%	800	0	0	0
General Electric Capital Corp.	DUB	4.230%	12/20/2013	4.336%	900	(3)	0	(3)
General Electric Capital Corp.	MSC	0.750%	03/20/2013	4.347%	2,300	(265)	0	(265)
GMAC LLC	MLP	1.850%	09/20/2009	13.784%	1,000	(26)	0	(26)
HSBC Finance Corp.	RBS	1.800%	03/20/2010	4.882%	1,400	(30)	0	(30)
MBIA, Inc.	BOA	2.800%	12/20/2012	37.168%	600	(342)	0	(342)
MBIA, Inc.	DUB	3.400%	12/20/2012	44.795%	600	(380)	0	(380)
MetLife, Inc.	JPM	1.700%	03/20/2013	5.554%	1,000	(118)	0	(118)
Mexico Government International Bond	BCLY	0.390%	01/20/2012	1.663%	5,000	(149)	0	(149)
Mexico Government International Bond	JPM	3.030%	12/20/2009	1.180%	1,000	10	0	10
Michigan State General Obligation Notes, Series 2003	GSC	0.440%	03/20/2018	2.850%	1,400	(154)	0	(154)
Prudential Financial, Inc.	BCLY	1.800%	03/20/2013	5.559%	1,500	(173)	0	(173)
Prudential Financial, Inc.	CSFB	1.870%	03/20/2013	5.559%	900	(102)	0	(102)
Prudential Financial, Inc.	CSFB	1.960%	03/20/2013	5.559%	2,500	(276)	0	(276)
Prudential Financial, Inc.	JPM	2.350%	03/20/2013	5.559%	1,600	(157)	0	(157)
Prudential Financial, Inc.	RBS	1.900%	03/20/2013	5.559%	600	(67)	0	(67)
Prudential Financial, Inc.	RBS	2.350%	03/20/2013	5.559%	600	(59)	0	(59)
SLM Corp.	BOA	5.000%	12/20/2011	8.365%	500	(34)	(35)	1
SLM Corp.	BOA	2.860%	12/20/2012	8.427%	1,400	(209)	0	(209)
SLM Corp.	BOA	5.025%	03/20/2013	8.375%	1,300	(122)	0	(122)
SLM Corp.	JPM	4.550%	03/20/2010	8.950%	600	(17)	0	(17)
SLM Corp.	JPM	4.930%	03/20/2013	8.375%	1,500	(145)	0	(145)
SLM Corp.	MLP	4.600%	03/20/2010	8.950%	800	(23)	0	(23)
Wells Fargo & Co	RBS	1.700%	03/20/2013	1.568%	500	2	0	2

						$(4,723)	$(310)	$(4,413)

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	$4,855	$(233)	$0	$(233)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,165	(55)	0	(55)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	3,889	47	0	47
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	195	1	0	1
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	389	1	0	1
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	972	8	0	8

					$(231)	$0	$(231)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	2,300	$111	$0	$111
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,000	58	0	58
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		700	13	0	13
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		300	5	0	5
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	4,400	3	0	3
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		2,900	5	0	5
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		1,100	2	0	2
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		2,000	35	3	32
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		1,800	35	2	33
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		1,800	(25)	(33)	8
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		300	12	1	11
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC	GBP	1,600	60	(17)	77
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBS		100	12	0	12

							$326	$(44)	$370

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	S&P 500 Index	44,836	3-Month USD-LIBOR less 0.300%	$57,972	09/30/2009	MLP	$9,108
Receive	S&P 500 Index	102,037	3-Month USD-LIBOR less 0.070%	144,558	01/29/2010	MLP	8,178

							$17,286

(5)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h) Purchased options outstanding on June 30, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	$13,800	$133	$561
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,700	28	118

							$161	$679

(i) Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar September Futures	$98.500	09/14/2009	113	$35	$5
Put - CME 90-Day Eurodollar September Futures	98.625	09/14/2009	11	2	1

				$37	$6

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	$1,000	$4	$1
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,000	4	1
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,500	7	1
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	500	2	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	2,000	8	4

							$25	$7

(j) Restricted securities as of June 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank Mart	4.567%	03/01/2019	07/07/1995 - 06/12/1997	$504	$398	0.16%

(k) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	07/01/2039	$1,000	$1,015	$1,018
Fannie Mae	5.500%	07/01/2039	11,900	12,172	12,281
Freddie Mac	5.500%	07/01/2039	2,000	2,055	2,064

				$15,242	$15,363

(l)	Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	HSBC	2,307	08/2009	$81	$0	$81
Buy		MLP	931	08/2009	39	0	39
Buy	CAD	JPM	339	08/2009	0	(18)	(18)
Buy	CNY	BCLY	4,705	07/2009	0	(38)	(38)
Sell		BCLY	26,255	07/2009	0	(46)	(46)
Sell		CITI	80	07/2009	0	(1)	(1)
Buy		DUB	14,422	07/2009	0	(116)	(116)
Sell		DUB	80	07/2009	0	(1)	(1)
Buy		HSBC	15,688	07/2009	31	(36)	(5)
Sell		HSBC	1,140	07/2009	0	(4)	(4)
Buy		JPM	2,711	07/2009	0	(24)	(24)
Sell		JPM	9,973	07/2009	0	(33)	(33)
Buy		BCLY	1,917	09/2009	4	0	4
Sell		BCLY	5,860	09/2009	0	(21)	(21)
Buy		CITI	1,249	09/2009	3	0	3
Sell		CITI	6,009	09/2009	0	(20)	(20)
Buy		DUB	5,543	09/2009	12	0	12
Buy		HSBC	2,496	09/2009	6	0	6
Sell		HSBC	147	09/2009	0	(1)	(1)
Buy		JPM	1,035	09/2009	2	0	2
Sell		JPM	224	09/2009	0	(1)	(1)
Buy		BCLY	382	03/2010	0	0	0
Buy		HSBC	382	03/2010	0	0	0
Buy		JPM	2,333	03/2010	0	(1)	(1)
Buy	EUR	BCLY	2,086	07/2009	16	0	16
Sell		BCLY	4,457	07/2009	0	(33)	(33)
Buy		GSC	942	07/2009	0	(10)	(10)
Sell		RBC	11	07/2009	0	0	0
Sell	GBP	CITI	1,024	07/2009	0	(100)	(100)
Buy		RBS	167	07/2009	13	0	13
Sell		MSC	857	08/2009	6	0	6
Sell	JPY	BNP	90,638	07/2009	0	(1)	(1)
Sell		MSC	90,638	08/2009	0	0	0
Buy	NZD	CITI	9,740	07/2009	67	0	67
Buy		GSC	571	07/2009	15	0	15
Buy	SGD	HSBC	492	07/2009	0	(1)	(1)
Sell		HSBC	492	07/2009	0	(16)	(16)

					$295	$(522)	$(227)

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$52,503	$0	$52,503
U.S. Government Agencies	0	77,124	0	77,124
Mortgage-Backed Securities	0	28,496	398	28,894
Short-Term Instruments	47,848	2,900	0	50,748
Other Investments++	1,039	37,442	976	39,457

Investments, at value	$48,887	$198,465	$1,374	$248,726

Short Sales, at value	$0	$(15,363)	$0	$(15,363)

Financial Derivative Instruments+++	$881	$12,643	$129	$13,653

Total	$49,768	$195,745	$1,503	$247,016

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Mortgage-Backed Securities	$414	$(15)	$0	$0	$(1)	$0	$398
Other Investments++	951	0	0	0	25	0	976

Investments, at value	$1,365	$(15)	$0	$0	$24	$0	$1,374

Financial Derivative Instruments+++	$175	$0	$0	$0	$6	$(52)	$129

Total	$1,540	$(15)	$0	$0	$30	$(52)	$1,503

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

StocksPLUS® Long Duration Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 46.1%
BANKING & FINANCE 17.9%
ABX Financing Co.
6.350% due 10/15/2036		$600	$600
American Express Co.
8.150% due 03/19/2038		1,000	1,059
American International Group, Inc.
5.850% due 01/16/2018		900	477
Bank of America Corp.
5.650% due 05/01/2018		500	443
5.750% due 12/01/2017		500	446
7.625% due 06/01/2019		3,500	3,522
Bank of America N.A.
1.162% due 06/23/2010		1,900	1,891
6.000% due 10/15/2036		1,900	1,526
Barclays Bank PLC
10.179% due 06/12/2021		240	256
Bear Stearns Cos. LLC
6.400% due 10/02/2017		600	602
7.250% due 02/01/2018		700	739
BNP Paribas
5.186% due 06/29/2049		700	456
Caterpillar Financial Services Corp.
1.354% due 06/24/2011		300	296
Citigroup Funding, Inc.
2.036% due 05/07/2010		600	588
Citigroup, Inc.
5.875% due 05/29/2037		2,100	1,644
6.125% due 08/25/2036		800	597
6.625% due 06/15/2032		600	493
6.875% due 03/05/2038		2,800	2,477
8.400% due 04/29/2049 (a)		500	376
Credit Agricole S.A.
6.637% due 05/29/2049		200	118
Credit Suisse USA, Inc.
0.395% due 11/20/2009		300	300
0.865% due 11/20/2009		300	300
1.054% due 08/16/2011		700	682
General Electric Capital Corp.
5.875% due 01/14/2038		600	476
6.750% due 03/15/2032		2,900	2,608
6.875% due 01/10/2039		5,400	4,869
Goldman Sachs Group, Inc.
5.950% due 01/18/2018		1,400	1,360
6.125% due 02/15/2033		2,180	2,038
6.750% due 10/01/2037		300	267
7.500% due 02/15/2019		5,400	5,792
HBOS Capital Funding LP
6.071% due 06/29/2049		600	219
HBOS PLC
6.750% due 05/21/2018		1,900	1,436
HSBC Bank USA N.A.
7.000% due 01/15/2039		1,900	2,012
HSBC Holdings PLC
6.500% due 09/15/2037		2,700	2,617
John Deere Capital Corp.
1.400% due 06/10/2011		1,700	1,688
JPMorgan Chase & Co.
6.400% due 05/15/2038		3,200	3,214
Lehman Brothers Holdings, Inc.
7.500% due 05/11/2038 (a)		500	0
Merrill Lynch & Co., Inc.
6.110% due 01/29/2037		200	155
6.400% due 08/28/2017		1,200	1,064
Morgan Stanley
3.006% due 05/14/2010		2,200	2,194
6.625% due 04/01/2018		4,100	4,094
7.250% due 04/01/2032		400	398
7.300% due 05/13/2019		1,300	1,350
Prudential Financial, Inc.
6.625% due 12/01/2037		700	608
Rabobank Nederland NV
11.000% due 12/29/2049		1,425	1,589
Sallie Mae, Inc.
0.000% due 10/03/2022		655	320
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		1,100	815
UBS AG
5.875% due 12/20/2017		100	93
Wachovia Bank N.A.
1.806% due 05/14/2010		1,400	1,400
5.850% due 02/01/2037		750	663
6.600% due 01/15/2038		2,300	2,246
Wachovia Corp.
0.718% due 12/01/2009		600	599
Wells Fargo & Co.
5.375% due 02/07/2035		200	176
Wells Fargo Bank N.A.
5.950% due 08/26/2036		400	359

			66,607

INDUSTRIALS 14.2%
Altria Group, Inc.
10.200% due 02/06/2039		300	355
Amgen, Inc.
6.400% due 02/01/2039		1,700	1,812
6.900% due 06/01/2038		200	227
Anheuser-Busch Cos., Inc.
6.450% due 09/01/2037		900	840
Apache Corp.
6.000% due 01/15/2037		300	318
AstraZeneca PLC
6.450% due 09/15/2037		800	889
Burlington Northern Santa Fe Corp.
6.150% due 05/01/2037		1,300	1,301
Canadian National Railway Co.
6.375% due 11/15/2037		100	110
Canadian Natural Resources Ltd.
6.250% due 03/15/2038		1,800	1,801
Caterpillar, Inc.
6.050% due 08/15/2036		400	382
Comcast Corp.
6.400% due 05/15/2038		2,450	2,404
6.500% due 11/15/2035		200	203
6.950% due 08/15/2037		700	731
7.050% due 03/15/2033		600	640
CSX Corp.
6.150% due 05/01/2037		1,000	931
Devon Energy Corp.
7.950% due 04/15/2032		2,100	2,509
Devon Financing Corp. ULC
7.875% due 09/30/2031		400	472
EnCana Corp.
6.500% due 08/15/2034		600	611
6.500% due 02/01/2038		300	308
6.625% due 08/15/2037		800	830
Energy Transfer Partners LP
6.625% due 10/15/2036		500	489
Enterprise Products Operating LLC
5.750% due 03/01/2035		200	174
GlaxoSmithKline Capital, Inc.
5.375% due 04/15/2034		700	664
6.375% due 05/15/2038		200	218
International Business Machines Corp.
5.875% due 11/29/2032		400	414
8.000% due 10/15/2038		700	908
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035		400	338
6.500% due 02/01/2037		400	366
6.950% due 01/15/2038		4,800	4,658
Marathon Oil Corp.
6.600% due 10/01/2037		200	194
Nokia Corp.
6.625% due 05/15/2039		1,100	1,164
Nucor Corp.
6.400% due 12/01/2037		200	206
ONEOK Partners LP
6.850% due 10/15/2037		300	286
Oracle Corp.
6.500% due 04/15/2038		300	320
Pfizer, Inc.
7.200% due 03/15/2039		1,000	1,190
Philip Morris International, Inc.
6.375% due 05/16/2038		700	746
Plains All American Pipeline LP
6.650% due 01/15/2037		100	93
President and Fellows of Harvard College
6.500% due 01/15/2039		300	340
Roche Holdings, Inc.
7.000% due 03/01/2039		900	1,046
Siemens Financieringsmaatschappij NV
6.125% due 08/17/2026		300	306
Suncor Energy, Inc.
6.500% due 06/15/2038		200	189
6.850% due 06/01/2039		800	788
Target Corp.
6.500% due 10/15/2037		500	507
7.000% due 01/15/2038		1,400	1,495
Teva Pharmaceutical Finance LLC
6.150% due 02/01/2036		600	620
Time Warner Cable, Inc.
6.550% due 05/01/2037		3,200	3,075
7.300% due 07/01/2038		200	209
Time Warner, Inc.
6.500% due 11/15/2036		800	702
TransCanada Pipelines Ltd.
6.200% due 10/15/2037		100	103
7.250% due 08/15/2038		300	342
7.625% due 01/15/2039		3,200	3,743
Transocean, Inc.
6.800% due 03/15/2038		1,100	1,179
Union Pacific Railroad Co. 2004 Pass-Through Trust
5.404% due 07/02/2025		928	906
United Technologies Corp.
6.125% due 07/15/2038		700	761
Wal-Mart Stores, Inc.
6.200% due 04/15/2038		900	969
6.500% due 08/15/2037		500	560
Williams Cos., Inc.
8.750% due 03/15/2032		300	302
Wyeth
5.950% due 04/01/2037		900	933
XTO Energy, Inc.
6.100% due 04/01/2036		590	573
6.375% due 06/15/2038		1,800	1,843
6.750% due 08/01/2037		900	941

			52,534

UTILITIES 14.0%
Alabama Power Co.
6.125% due 05/15/2038		700	753
Appalachian Power Co.
6.700% due 08/15/2037		200	200
AT&T Corp.
8.000% due 11/15/2031		6,900	7,979
AT&T, Inc.
6.400% due 05/15/2038		200	196
6.550% due 02/15/2039		600	600
British Telecommunications PLC
9.625% due 12/15/2030		600	666
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038		700	788
Deutsche Telekom International Finance BV
8.750% due 06/15/2030		4,300	5,043
Duke Energy Carolinas LLC
6.450% due 10/15/2032		700	758
Duke Energy Indiana, Inc.
6.350% due 08/15/2038		300	330
6.450% due 04/01/2039		1,600	1,797
EDF S.A.
6.950% due 01/26/2039		1,300	1,464
Enel Finance International S.A.
6.800% due 09/15/2037		400	416
Entergy Arkansas, Inc.
5.660% due 02/01/2025		1,500	1,343
FirstEnergy Corp.
7.375% due 11/15/2031		400	378
France Telecom S.A.
8.500% due 03/01/2031		1,300	1,673
Georgia Power Co.
5.950% due 02/01/2039		300	315
MidAmerican Energy Holdings Co.
5.950% due 05/15/2037		400	387
6.500% due 09/15/2037		1,600	1,664
NGPL PipeCo. LLC
7.768% due 12/15/2037		400	438
Pacific Gas & Electric Co.
6.050% due 03/01/2034		400	416
6.250% due 03/01/2039		200	214
6.350% due 02/15/2038		900	976
Pacificorp
6.000% due 01/15/2039		1,300	1,366
Progress Energy, Inc.
7.750% due 03/01/2031		400	471
PSEG Power LLC
8.625% due 04/15/2031		400	472
Public Service Co. of Colorado
6.500% due 08/01/2038		700	796
Sierra Pacific Power Co.
6.750% due 07/01/2037		1,000	1,033
Southern California Edison Co.
5.625% due 02/01/2036		200	203
6.000% due 01/15/2034		300	319
Sprint Capital Corp.
8.750% due 03/15/2032		800	648
Telecom Italia Capital S.A.
7.200% due 07/18/2036		800	777
7.721% due 06/04/2038		3,200	3,265
Telefonica Emisiones SAU
7.045% due 06/20/2036		1,300	1,444
Verizon Communications, Inc.
6.900% due 04/15/2038		1,900	1,986
7.350% due 04/01/2039		3,900	4,259
Virginia Electric and Power Co.
6.000% due 05/15/2037		1,260	1,304
8.875% due 11/15/2038		1,000	1,343
Vodafone Group PLC
6.150% due 02/27/2037		3,400	3,353

			51,833

Total Corporate Bonds & Notes (Cost $167,331)			170,974

MUNICIPAL BONDS & NOTES 2.1%
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037		200	168
California State General Obligation Bonds, Series 2009
7.500% due 04/01/2034		700	641
7.550% due 04/01/2039		1,400	1,276
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040		900	963
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032		200	201
Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2034		700	675
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (c)		170	72
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034		500	489
Los Angeles, California Community College District General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 08/01/2032		300	285
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2037		200	190
5.000% due 07/01/2044		100	94
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
4.500% due 01/01/2028		100	90
New York State Urban Development Corp. Revenue Bonds, Series 2008
5.000% due 12/15/2027		400	409
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		100	57
Port Neches-Groves, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
5.000% due 02/15/2033		200	203
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037		200	190
Utah State Transit Authority Revenue Bonds, Series 2009
5.937% due 06/15/2039		1,300	1,320
Waco, Texas Educational Finance Corp. Revenue Bonds, Series 2008
5.000% due 03/01/2036		200	194
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		100	67

Total Municipal Bonds & Notes (Cost $7,840)			7,584

U.S. GOVERNMENT AGENCIES 27.8%
Fannie Mae
0.000% due 06/01/2017		2,400	1,685
0.514% due 10/27/2037		400	364
5.000% due 06/01/2035 - 03/01/2038 (g)		6,451	6,592
5.000% due 10/25/2035 - 07/01/2039		5,206	5,227
5.500% due 05/01/2037 - 09/01/2038 (g)		3,260	3,369
5.500% due 03/01/2039		600	620
5.625% due 04/17/2028 - 07/15/2037		8,400	8,868
6.000% due 04/18/2036		900	942
6.000% due 02/01/2038 (g)		2,869	3,003
6.210% due 08/06/2038		2,300	2,625
6.250% due 05/15/2029		25,200	29,643
6.280% due 06/15/2027		700	738
6.625% due 11/15/2030		2,800	3,436
7.125% due 01/15/2030		2,400	3,101
7.250% due 05/15/2030		700	913
Federal Home Loan Bank
5.250% due 09/12/2014		900	999
Financing Corp.
0.000% due 12/06/2018 - 12/27/2018		10,400	6,672
8.600% due 09/26/2019		1,470	1,962
Freddie Mac
0.702% due 03/09/2011		520	522
5.000% due 04/15/2038		300	310
Ginnie Mae
5.500% due 10/20/2037		329	338
Residual Funding Strip
0.000% due 10/15/2019 - 04/15/2030		21,100	12,062
Small Business Administration
5.290% due 12/01/2027		622	651
Tennessee Valley Authority
4.500% due 04/01/2018		700	715
4.875% due 01/15/2048		1,900	1,756
5.500% due 07/18/2017 - 06/15/2038		2,600	2,713
5.880% due 04/01/2036		3,000	3,201

Total U.S. Government Agencies (Cost $103,226)			103,027

U.S. TREASURY OBLIGATIONS 20.7%
Treasury Inflation Protected Securities (d)
2.000% due 01/15/2026		967	946
2.375% due 01/15/2025		792	814
2.375% due 01/15/2027		741	766
2.500% due 01/15/2029		894	949
3.625% due 04/15/2028		132	160
U.S. Treasury Bonds
5.375% due 02/15/2031		600	688
5.500% due 08/15/2028		1,200	1,385
6.125% due 11/15/2027		2,500	3,078
6.500% due 11/15/2026		14,800	18,817
7.125% due 02/15/2023		900	1,176
7.250% due 08/15/2022		8,100	10,639
7.875% due 02/15/2021		1,500	2,036
8.500% due 02/15/2020		9,900	13,922
U.S. Treasury Notes
0.875% due 04/30/2011 (g)		8,944	8,921
0.875% due 05/31/2011 (g)		42	42
U.S. Treasury Strips
0.000% due 08/15/2020		8,600	5,360
0.000% due 05/15/2026		600	276
0.000% due 02/15/2027		4,700	2,100
0.000% due 08/15/2028		10,800	4,526

Total U.S. Treasury Obligations (Cost $75,167)			76,601

MORTGAGE-BACKED SECURITIES 0.5%
Citigroup Mortgage Loan Trust, Inc.
4.685% due 03/25/2034		561	484
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039		600	422
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		700	560
Indymac IMSC Mortgage Loan Trust
0.494% due 07/25/2047		343	131
Structured Asset Mortgage Investments, Inc.
0.504% due 07/25/2046		152	63
0.534% due 05/25/2036		286	114
Thornburg Mortgage Securities Trust
0.414% due 03/25/2037		73	64
Wells Fargo Mortgage-Backed Securities Trust
4.517% due 11/25/2033		109	108

Total Mortgage-Backed Securities (Cost $2,191)			1,946

ASSET-BACKED SECURITIES 0.2%
Ford Credit Auto Owner Trust
1.219% due 01/15/2011		180	180
HSI Asset Securitization Corp. Trust
0.364% due 12/25/2036		54	33
SLM Student Loan Trust
2.592% due 04/25/2023		589	602

Total Asset-Backed Securities (Cost $809)			815

SOVEREIGN ISSUES 0.6%
Israel Government AID Bond
5.500% due 09/18/2023		300	321
5.500% due 09/18/2033		1,800	1,875

Total Sovereign Issues (Cost $2,183)			2,196

FOREIGN CURRENCY-DENOMINATED ISSUES 0.5%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	3,750	1,895

Total Foreign Currency-Denominated Issues (Cost $2,149)			1,895

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%
American International Group, Inc.
8.500% due 08/01/2011		9,300	89

Total Convertible Preferred Stocks (Cost $698)			89

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 16.5%
CERTIFICATES OF DEPOSIT 0.3%
Sao Paolo IMI NY
1.272% due 06/09/2010		$1,000	1,000

REPURCHASE AGREEMENTS 2.9%
Barclays Capital, Inc.
0.020% due 07/01/2009		9,000	9,000
(Dated 06/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2016 valued at $9,315. Repurchase proceeds are $9,000.)
0.100% due 07/01/2009		1,400	1,400
(Dated 06/30/2009. Collateralized by Freddie Mac 0.926% due 05/04/2011 valued at $1,440. Repurchase proceeds are $1,400.)
State Street Bank and Trust Co.
0.010% due 07/01/2009		440	440
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $450. Repurchase proceeds are $440.)

			10,840

U.S. TREASURY BILLS 4.3%
0.108% due 07/02/2009 - 07/30/2009 (b)(f)(g)		15,932	15,931

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (e) 9.0%
		3,351,612	33,546

Total Short-Term Instruments (Cost $61,317)			61,317

PURCHASED OPTIONS (i) 0.0%
(Cost $35)			3
Total Investments 115.0% (Cost $422,946)			$426,447
Written Options (j) (0.0%) (Premiums $149)			(92)
Other Assets and Liabilities (Net) (15.0%)			(55,578)

Net Assets 100.0%			$370,777

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Security becomes interest bearing at a future date.

(d) Principal amount of security is adjusted for inflation.

(e) Affiliated to the Fund.

(f) Securities with an aggregate market value of $20 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(g) Securities with an aggregate market value of $37,643 and cash of $2,738 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	32	$20
90-Day Euribor September Futures	Long	09/2010	30	28
90-Day Eurodollar December Futures	Long	12/2009	90	101
90-Day Eurodollar December Futures	Long	12/2010	487	(199)
90-Day Eurodollar March Futures	Long	03/2010	50	19
E-mini S&P 500 Index September Futures	Long	09/2009	407	(94)
S&P 500 Index September Futures	Long	09/2009	1,526	(2,452)
U.S. Treasury 30-Year Bond September Futures	Long	09/2009	12	65

				$(2,512)

(h) Swap agreements outstanding on June 30, 2009:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	5.000%	12/19/2028	RBS	CAD	2,000	$(82)	$(16)	$(66)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$11,700	186	157	29
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	CSFB		51,900	823	747	76
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		8,000	205	179	26
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	MSC		8,000	206	170	36
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	RBS		25,000	644	534	110
Pay	3-Month USD-LIBOR	3.000%	06/16/2011	RBS		12,500	108	150	(42)
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	BOA		300	0	(7)	7
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC		17,600	34	(327)	361
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	BCLY	GBP	4,200	222	(19)	241
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	GSC		4,100	217	(17)	234

							$2,563	$1,551	$1,012

(i) Purchased options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$72.000	08/21/2009	19	$0	$0
Put - CBOT U.S. Treasury 10-Year Note September Futures	80.000	08/21/2009	186	3	3
Put - CME S&P 500 Index September Futures	250.000	09/17/2009	334	10	0
Put - CME S&P 500 Index September Futures	300.000	09/17/2009	740	21	0

				$34	$3

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 5.000% due 08/01/2039	$87.000	08/06/2009	$7,000	$1	$0

(j) Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$112.000	08/21/2009	39	$33	$18
Put - CME 90-Day Eurodollar September Futures	98.500	09/14/2009	11	3	1
Put - CME 90-Day Eurodollar September Futures	98.625	09/14/2009	16	1	1

				$37	$20

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	$13,000	$112	$72

(k) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	HSBC	2,433	08/2009	$0	$(125)	$(125)
Sell	CNY	BCLY	1,726	07/2009	0	0	0
Buy		DUB	2,424	07/2009	0	(15)	(15)
Sell		DUB	2,266	07/2009	0	0	0
Buy		HSBC	1,567	07/2009	0	(11)	(11)
Buy		BCLY	924	09/2009	0	0	0
Buy		DUB	788	09/2009	0	0	0
Buy		BCLY	802	03/2010	0	0	0
Buy		DUB	1,465	03/2010	0	(1)	(1)
Sell	EUR	BCLY	146	07/2009	0	(1)	(1)
Sell		GSC	23	07/2009	0	0	0
Sell	GBP	CITI	423	07/2009	0	(42)	(42)
Sell		MSC	423	08/2009	3	0	3
Buy	MXN	CITI	3,536	11/2009	26	0	26
Buy	SGD	CITI	389	07/2009	13	0	13
Buy		DUB	708	07/2009	23	0	23
Buy		HSBC	159	07/2009	0	0	0

					$65	$(195)	$(130)

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$170,717	$257	$170,974
U.S. Government Agencies	0	103,027	0	103,027
U.S. Treasury Obligations	0	76,601	0	76,601
Short-Term Instruments	33,546	27,771	0	61,317
Other Investments++	89	14,439	0	14,528

Investments, at value	$33,635	$392,555	$257	$426,447

Financial Derivative Instruments+++	$(2,512)	$790	$0	$(1,722)

Total	$31,123	$393,345	$257	$424,725

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$3,464	$241	$0	$0	$16	$(3,464)	$257

Investments, at value	$3,464	$241	$0	$0	$16	$(3,464)	$257

Financial Derivative Instruments+++	$0	$0	$0	$0	$0	$0	$0

Total	$3,464	$241	$0	$0	$16	$(3,464)	$257

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

StocksPLUS® Total Return Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.4%
Daimler Finance North America LLC
4.320% due 08/03/2012		$1,965	$1,830
Fresenius Medical Care Capital Trust
1.972% due 03/31/2013		294	282
1.985% due 03/22/2013		58	56
2.514% due 03/22/2013		12	11

Total Bank Loan Obligations (Cost $2,257)			2,179

CORPORATE BONDS & NOTES 26.7%
BANKING & FINANCE 22.0%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		300	311
American Express Bank FSB
5.500% due 04/16/2013		500	491
American Express Centurion Bank
6.000% due 09/13/2017		1,000	914
American Express Credit Corp.
5.875% due 05/02/2013		300	298
American General Finance Corp.
6.900% due 12/15/2017		900	488
American International Group, Inc.
5.050% due 10/01/2015		100	54
5.850% due 01/16/2018		2,300	1,219
Bank of America Corp.
1.213% due 08/15/2016		100	79
Barclays Bank PLC
5.450% due 09/12/2012		3,000	3,131
6.050% due 12/04/2017		600	521
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,600	1,605
BNP Paribas
5.186% due 06/29/2049		1,200	782
Calabash Re Ltd.
9.024% due 01/08/2010		700	668
11.524% due 01/08/2010		800	780
Citibank N.A.
1.625% due 03/30/2011		200	202
Citigroup Capital XXI
8.300% due 12/21/2077		1,000	781
Citigroup, Inc.
2.125% due 04/30/2012		100	101
5.500% due 04/11/2013		1,500	1,407
6.000% due 08/15/2017		1,900	1,659
6.125% due 08/25/2036		1,200	895
Deutsche Bank AG
1.154% due 02/17/2015		800	700
DnB NOR Bank ASA
1.209% due 10/13/2009		600	596
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		400	346
7.375% due 02/01/2011		1,200	1,087
General Electric Capital Corp.
1.800% due 03/11/2011		100	101
3.000% due 12/09/2011		400	413
5.875% due 01/14/2038		500	396
GMAC LLC
6.000% due 12/15/2011		100	84
6.875% due 08/28/2012		900	734
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		400	390
6.250% due 09/01/2017		1,200	1,189
HSBC Finance Corp.
0.719% due 03/12/2010		1,000	984
JPMorgan Chase & Co.
6.000% due 01/15/2018		400	398
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		1,300	1,267
JPMorgan Chase Capital XX
6.550% due 09/15/2066		100	80
Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)		1,800	274
Merrill Lynch & Co., Inc.
0.867% due 06/05/2012		700	624
6.050% due 08/15/2012		1,200	1,204
6.875% due 04/25/2018		1,000	927
MetLife, Inc.
6.400% due 12/15/2066		300	215
Morgan Stanley
3.006% due 05/14/2010		700	698
National Australia Bank Ltd.
2.550% due 01/13/2012		400	403
5.350% due 06/12/2013		400	412
Petroleum Export Ltd.
5.265% due 06/15/2011		53	51
Principal Life Income Funding Trusts
5.550% due 04/27/2015		500	495
Resona Bank Ltd.
5.850% due 09/29/2049		200	151
Royal Bank of Scotland Group PLC
2.625% due 05/11/2012		1,800	1,815
State Street Capital Trust IV
1.629% due 06/01/2077		100	58
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		1,100	1,014
TNK-BP Finance S.A.
6.125% due 03/20/2012		100	93
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018		100	96
UBS AG
5.750% due 04/25/2018		200	182
5.875% due 12/20/2017		400	373
USB Capital IX
6.189% due 04/15/2049		100	68
Wells Fargo & Co.
7.980% due 03/29/2049		1,400	1,164

			35,468

INDUSTRIALS 3.2%
AstraZeneca PLC
5.900% due 09/15/2017		300	322
6.450% due 09/15/2037		200	222
CODELCO, Inc.
6.150% due 10/24/2036		100	98
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		1,300	1,275
Kraft Foods, Inc.
6.125% due 02/01/2018		500	518
Peabody Energy Corp.
7.875% due 11/01/2026		100	87
Philip Morris International, Inc.
6.375% due 05/16/2038		200	213
President and Fellows of Harvard College
6.000% due 01/15/2019		400	437
Rohm & Haas Co.
6.000% due 09/15/2017		400	358
Time Warner, Inc.
1.150% due 11/13/2009		600	599
Union Pacific Corp.
5.700% due 08/15/2018		800	803
UnitedHealth Group, Inc.
4.875% due 02/15/2013		300	303

			5,235

UTILITIES 1.5%
Enel Finance International S.A.
6.800% due 09/15/2037		1,600	1,664
Qwest Corp.
7.625% due 06/15/2015		500	473
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		300	252

			2,389

Total Corporate Bonds & Notes (Cost $46,509)			43,092

MUNICIPAL BONDS & NOTES 5.1%
CALIFORNIA 2.7%
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039		100	98
7.500% due 04/01/2034		100	92
7.550% due 04/01/2039		100	91
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		3,100	1,862
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031		700	683
Los Angeles, California Community College District General Obligation Bonds, Series 2008
5.000% due 08/01/2033		1,425	1,363
San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032		280	178

			4,367

ILLINOIS 1.1%
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040		700	749
Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033		900	932

			1,681

MASSACHUSETTS 0.4%
Massachusetts State General Obligation Bonds, Series 2003
5.500% due 10/01/2017		600	697

NEW YORK 0.5%
New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 07/01/2035		700	711

TEXAS 0.2%
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035		400	383

WEST VIRGINIA 0.2%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		575	386

Total Municipal Bonds & Notes (Cost $8,979)			8,225

U.S. GOVERNMENT AGENCIES 91.6%
Fannie Mae
0.374% due 12/25/2036		265	240
0.664% due 03/25/2044		607	572
2.638% due 07/01/2044 (g)		98	96
3.693% due 05/01/2036		11	11
3.950% due 08/01/2033 (g)		72	73
4.337% due 09/01/2033		505	511
4.631% due 05/25/2035		73	73
4.647% due 12/01/2036 (g)		50	50
4.845% due 09/01/2034 (g)		55	55
4.889% due 06/01/2033		230	238
5.000% due 10/01/2020 - 01/01/2037		12,695	13,110
5.000% due 10/01/2019 - 07/01/2035 (g)		1,188	1,237
5.000% due 10/01/2033 - 02/01/2036 (f)		6,842	6,998
5.277% due 01/01/2036		269	280
5.500% due 01/01/2021 - 06/01/2023 (g)		3,190	3,345
5.500% due 11/01/2022 - 11/01/2038		15,361	15,919
5.500% due 04/01/2034 - 08/01/2038 (f)		27,965	28,981
6.000% due 02/01/2036 - 07/01/2039		37,483	39,178
6.000% due 08/01/2036 - 10/01/2038 (f)		7,808	8,177
6.000% due 09/01/2037 (g)		939	983
6.500% due 10/01/2035 - 07/01/2039		8,446	8,998
7.000% due 09/01/2013		5	6
Freddie Mac
0.641% due 08/24/2010		750	752
0.702% due 03/09/2011		6,700	6,725
0.926% due 05/04/2011 (e)		7,900	7,920
0.937% due 08/05/2011		2,000	2,001
2.639% due 02/25/2045		54	51
2.788% due 03/01/2034		314	314
4.669% due 02/01/2024		19	19
5.500% due 08/15/2030		2	2
8.000% due 01/01/2017		18	20
Ginnie Mae
4.375% due 03/20/2027		3	3
6.000% due 05/15/2033 - 04/15/2034		34	36
8.000% due 02/15/2030		2	2
Small Business Administration
5.520% due 06/01/2024		1,048	1,103

Total U.S. Government Agencies (Cost $145,350)			148,079

U.S. TREASURY OBLIGATIONS 5.1%
Treasury Inflation Protected Securities (c)
2.000% due 04/15/2012		4,416	4,545
2.000% due 07/15/2014		906	927
3.000% due 07/15/2012		2,375	2,517
U.S. Treasury Notes
0.875% due 04/30/2011 (g)		265	264

Total U.S. Treasury Obligations (Cost $8,118)			8,253

MORTGAGE-BACKED SECURITIES 8.1%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		223	176
Banc of America Commercial Mortgage, Inc.
5.929% due 05/10/2045		400	335
Banc of America Funding Corp.
3.781% due 05/25/2035		396	337
6.102% due 01/20/2047		455	243
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033		31	29
Bear Stearns Adjustable Rate Mortgage Trust
5.021% due 04/25/2033		4	4
5.106% due 01/25/2034		101	77
5.583% due 01/25/2034		5	5
Bear Stearns Alt-A Trust
5.362% due 05/25/2035		873	565
5.490% due 09/25/2035		188	102
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035		135	109
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		200	146
Countrywide Alternative Loan Trust
0.494% due 05/25/2047		462	174
6.000% due 10/25/2033		74	71
Countrywide Home Loan Mortgage Pass-Through Trust
4.711% due 02/20/2035		978	779
5.250% due 02/20/2036		124	84
CS First Boston Mortgage Securities Corp.
3.044% due 05/25/2032		1	1
First Horizon Asset Securities, Inc.
5.365% due 08/25/2035		298	227
Greenpoint Mortgage Funding Trust
0.394% due 10/25/2046		373	307
0.394% due 01/25/2047		467	355
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		100	85
5.444% due 03/10/2039		100	80
GS Mortgage Securities Corp. II
5.993% due 08/10/2045		200	152
GSR Mortgage Loan Trust
3.726% due 06/25/2034		290	247
5.241% due 11/25/2035		609	474
Impac CMB Trust
1.314% due 07/25/2033		59	43
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		1,300	961
5.882% due 02/15/2051		100	75
LB-UBS Commercial Mortgage Trust
5.858% due 07/15/2040		700	510
Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		200	135
Merrill Lynch Mortgage Investors, Inc.
0.524% due 02/25/2036		206	112
4.910% due 12/25/2032		12	10
MLCC Mortgage Investors, Inc.
0.564% due 11/25/2035		164	109
3.145% due 01/25/2029		85	67
Prime Mortgage Trust
0.714% due 02/25/2019		10	9
0.714% due 02/25/2034		73	59
Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018		296	282
Structured Adjustable Rate Mortgage Loan Trust
5.516% due 08/25/2035		201	131
Structured Asset Mortgage Investments, Inc.
0.563% due 07/19/2035		463	292
Structured Asset Securities Corp.
4.504% due 10/25/2035		329	227
Thornburg Mortgage Securities Trust
0.424% due 11/25/2046		378	340
Wachovia Bank Commercial Mortgage Trust
5.509% due 04/15/2047		100	67
WaMu Mortgage Pass-Through Certificates
0.604% due 10/25/2045		98	51
0.954% due 12/25/2027		971	750
2.340% due 02/25/2046		336	150
2.540% due 11/25/2042		62	36
2.740% due 08/25/2042		39	25
2.877% due 02/27/2034		56	46
Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035		656	549
4.950% due 03/25/2036		533	377
4.992% due 10/25/2035		3,012	2,470

Total Mortgage-Backed Securities (Cost $17,106)			13,047

ASSET-BACKED SECURITIES 5.0%
Access Group, Inc.
2.392% due 10/27/2025		1,452	1,463
ACE Securities Corp.
0.364% due 12/25/2036		94	69
Amortizing Residential Collateral Trust
0.604% due 07/25/2032		18	9
Bear Stearns Asset-Backed Securities Trust
0.394% due 10/25/2036		124	110
Chase Issuance Trust
2.129% due 09/15/2015		2,200	2,201
Countrywide Asset-Backed Certificates
0.364% due 05/25/2047		151	138
0.394% due 06/25/2037		232	215
0.794% due 12/25/2031		71	31
CS First Boston Mortgage Securities Corp.
0.934% due 01/25/2032		14	9
First Franklin Mortgage Loan Asset-Backed Certificates
0.364% due 11/25/2036		331	312
0.364% due 12/25/2036		3	3
0.384% due 12/25/2037		624	591
Fremont Home Loan Trust
0.364% due 10/25/2036		591	370
0.374% due 01/25/2037		215	140
HFC Home Equity Loan Asset-Backed Certificates
0.385% due 03/20/2036		76	74
JPMorgan Mortgage Acquisition Corp.
0.364% due 07/25/2036		232	220
Lehman XS Trust
0.384% due 05/25/2046		1	1
Long Beach Mortgage Loan Trust
0.354% due 11/25/2036		357	331
0.594% due 10/25/2034		12	8
MASTR Asset-Backed Securities Trust
0.374% due 11/25/2036		166	154
Merrill Lynch Mortgage Investors, Inc.
0.384% due 08/25/2036		137	136
Morgan Stanley ABS Capital I
0.364% due 10/25/2036		63	58
Nationstar Home Equity Loan Trust
0.434% due 04/25/2037		991	881
Residential Asset Mortgage Products, Inc.
0.414% due 08/25/2046		583	556
Truman Capital Mortgage Loan Trust
0.654% due 01/25/2034		43	43

Total Asset-Backed Securities (Cost $8,766)			8,123

SOVEREIGN ISSUES 0.2%
China Development Bank Corp.
5.000% due 10/15/2015		100	104
Export-Import Bank of China
4.875% due 07/21/2015		100	104
Mexico Government International Bond
5.950% due 03/19/2019		100	101

Total Sovereign Issues (Cost $298)			309

FOREIGN CURRENCY-DENOMINATED ISSUES 2.1%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	300	151
Fortis Bank Nederland Holding NV
3.000% due 04/17/2012	EUR	200	284
General Electric Capital Corp.
5.500% due 09/15/2067		2,000	1,627
Wachovia Corp.
1.465% due 08/01/2011		1,000	1,328

Total Foreign Currency-Denominated Issues (Cost $4,309)			3,390

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.6%
American International Group, Inc.
8.500% due 08/01/2011		21,600	206
General Motors Corp.
5.250% due 03/06/2032		40,000	115
Wells Fargo & Co.
7.500% due 12/31/2049		900	706

Total Convertible Preferred Stocks (Cost $2,447)			1,027

PREFERRED STOCKS 1.2%
DG Funding Trust
1.343% due 12/31/2049		217	1,877

Total Preferred Stocks (Cost $2,294)			1,877

SHORT-TERM INSTRUMENTS 12.7%
REPURCHASE AGREEMENTS 1.4%
Barclays Capital, Inc.
0.020% due 07/01/2009		2,300	2,300

(Dated 06/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2016 valued at $2,382. Repurchase proceeds are $2,300.)
U.S. TREASURY BILLS 0.3%
0.279% due 07/16/2009 - 12/24/2009 (b)(g)		422	422

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 11.0%
		1,781,222	17,828

Total Short-Term Instruments (Cost $20,550)			20,550

PURCHASED OPTIONS (i) 1.6% (Cost $735)			2,651
Total Investments 161.4% (Cost $267,718)			$260,802
Written Options (j) (0.0%) (Premiums $21)			(7)
Other Assets and Liabilities (Net) (61.4%)			(99,172)

Net Assets 100.0%			$161,623

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Affiliated to the Fund.

(e) Securities with an aggregate market value of $26 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(f) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $64,687 at a weighted average interest rate of 0.419%. On June 30, 2009, securities valued at $43,119 were pledged as collateral for reverse repurchase agreements.

(g) Securities with an aggregate market value of $8,517 and cash of $170 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	4	$4
90-Day Euribor March Futures	Long	03/2010	6	8
90-Day Eurodollar December Futures	Long	12/2009	32	12
90-Day Eurodollar December Futures	Long	12/2010	41	(30)
90-Day Eurodollar June Futures	Long	06/2010	34	21
90-Day Eurodollar March Futures	Long	03/2010	37	246
90-Day Eurodollar September Futures	Long	09/2009	6	2
90-Day Eurodollar September Futures	Long	09/2010	5	12
E-mini S&P 500 Index September Futures	Long	09/2009	96	(57)
S&P 500 Index September Futures	Long	09/2009	322	(1,100)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	5	34
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	4	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	4	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	2	1
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	2	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	4	(2)

				$(855)

(h) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	DUB	3.050%	12/20/2009	0.793%	$1,000	$12	$0	$12
CIT Group, Inc.	RBS	5.170%	03/20/2013	17.180%	400	(109)	0	(109)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	4.121%	700	(40)	0	(40)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	4.354%	700	(79)	0	(79)
General Electric Capital Corp.	BCLY	1.670%	03/20/2013	4.347%	1,400	(119)	0	(119)
GMAC LLC	JPM	4.850%	09/20/2012	10.203%	500	(65)	0	(65)
JSC Gazprom	BCLY	1.600%	12/20/2012	4.955%	1,200	(122)	0	(122)

						$(522)	$0	$(522)

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	$1,361	$16	$0	$16
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	389	1	0	1
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	681	3	0	3

					$20	$0	$20

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	1,100	$53	$0	$53
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		300	5	0	5
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		400	7	0	7
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		300	6	0	6
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		100	2	0	2
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		100	2	0	2
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	1,700	1	0	1
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		1,100	2	0	2
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		400	1	0	1
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		600	8	(1)	9
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		600	8	(1)	9
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		1,700	30	2	28
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		700	13	0	13
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		2,500	(34)	(45)	11
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	(4)	0	(4)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(3)	0	(3)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(6)	0	(6)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		2,000	17	0	17
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		1,500	23	(10)	33
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		100	4	1	3
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		300	11	1	10
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	300	(1)	1	(2)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		15,200	(45)	8	(53)
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS		2,600	(9)	22	(31)
Pay	6-Month AUD Bank Bill	5.000%	06/15/2013	DUB		1,000	(21)	4	(25)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	400	46	(6)	52
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC	GBP	800	30	(8)	38
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBS		900	106	(2)	108
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		100	11	1	10
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		500	56	5	51
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		100	11	0	11
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		100	13	0	13
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		300	40	0	40

							$383	$(28)	$411

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate(5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	S&P 500 Index	54,111	3-Month USD-LIBOR less 0.070%	$76,661	01/29/2010	MLP	$4,334

(5)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i) Purchased options outstanding on June 30, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$11,800	$126	$423
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,200	87	294
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,200	36	115
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	19,500	184	699
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	4,600	44	187
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	12,000	136	430
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	11,500	122	503

							$735	$2,651

(j) Written options outstanding on June 30, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	$500	$2	$0
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	1,500	7	3
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009	500	2	1
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	500	2	0
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,000	4	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	1,000	4	2

							$21	$7

(k) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	07/01/2024	$11,700	$11,961	$12,108
Fannie Mae	5.000%	07/01/2039	2,000	2,016	2,035
Fannie Mae	5.500%	07/01/2039	11,000	11,321	11,352

				$25,298	$25,495

(l) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	DUB	101	07/2009	$1	$0	$1
Buy		GSC	796	07/2009	15	0	15
Buy	BRL	HSBC	1,126	08/2009	35	0	35
Buy		MLP	524	08/2009	22	0	22
Buy	CAD	JPM	226	08/2009	0	(12)	(12)
Buy	CNY	BCLY	1,958	07/2009	0	(16)	(16)
Sell		CITI	377	07/2009	0	(1)	(1)
Buy		DUB	6,216	07/2009	0	(50)	(50)
Sell		DUB	12,285	07/2009	0	(39)	(39)
Buy		HSBC	3,088	07/2009	3	(14)	(11)
Sell		HSBC	377	07/2009	0	(1)	(1)
Buy		JPM	1,776	07/2009	0	(16)	(16)
Buy		BCLY	652	09/2009	1	0	1
Sell		BCLY	1,934	09/2009	0	(7)	(7)
Buy		CITI	486	09/2009	1	0	1
Sell		CITI	1,772	09/2009	0	(6)	(6)
Buy		DUB	2,079	09/2009	5	0	5
Buy		HSBC	832	09/2009	2	0	2
Sell		HSBC	273	09/2009	0	(1)	(1)
Buy		JPM	345	09/2009	1	0	1
Sell		JPM	414	09/2009	0	(2)	(2)
Buy		BCLY	206	03/2010	0	0	0
Buy		HSBC	207	03/2010	0	0	0
Buy		JPM	1,265	03/2010	0	(2)	(2)
Sell	EUR	BCLY	1,835	07/2009	0	(14)	(14)
Sell		GSC	21	07/2009	0	0	0
Sell	GBP	CITI	773	07/2009	0	(76)	(76)
Buy		RBS	84	07/2009	6	0	6
Sell		MSC	689	08/2009	5	0	5
Buy	JPY	BNP	5,544	07/2009	0	0	0
Buy		MSC	5,544	08/2009	0	0	0

					$97	$(257)	$(160)

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$43,092	$0	$43,092
Municipal Bonds & Notes	0	8,225	0	8,225
U.S. Government Agencies	0	148,079	0	148,079
U.S. Treasury Obligations	0	8,253	0	8,253
Mortgage-Backed Securities	0	12,820	227	13,047
Asset-Backed Securities	0	8,123	0	8,123
Short-Term Instruments	17,828	2,722	0	20,550
Other Investments++	912	10,521	0	11,433

Investments, at value	$18,740	$241,835	$227	$260,802

Short Sales, at value	$0	$(25,495)	$0	$(25,495)

Financial Derivative Instruments+++	$(855)	$4,002	$74	$3,221

Total	$17,885	$220,342	$301	$238,528

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Mortgage-Backed Securities	$45	$(14)	$0	$0	$37	$159	$227

Investments, at value	$45	$(14)	$0	$0	$37	$159	$227

Financial Derivative Instruments+++	$91	$0	$0	$0	$(2)	$(15)	$74

Total	$136	$(14)	$0	$0	$35	$144	$301

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

StocksPLUS® TR Short Strategy Fund

June 30, 2009 (Unaudited)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 24.9%
BANKING & FINANCE 20.9%
American Express Bank FSB
5.500% due 04/16/2013		$1,100	$1,081
6.000% due 09/13/2017		700	639
American Express Credit Corp.
0.459% due 10/04/2010		600	578
American General Finance Corp.
4.875% due 05/15/2010		700	589
American International Group, Inc.
4.700% due 10/01/2010		1,700	1,381
ANZ National International Ltd.
1.014% due 08/07/2009		1,100	1,100
BA Covered Bond Issuer
5.500% due 06/14/2012		1,000	984
Bank of America Corp.
1.213% due 08/15/2016		100	79
Bank of Scotland PLC
0.689% due 12/08/2010		3,000	2,859
1.152% due 07/17/2009		600	600
Barclays Bank PLC
6.050% due 12/04/2017		900	782
Bear Stearns Cos. LLC
0.842% due 08/21/2009		200	200
1.093% due 08/15/2011		1,300	1,267
1.507% due 07/19/2010		300	300
6.400% due 10/02/2017		700	702
C10 Capital SPV Ltd.
6.722% due 12/31/2049		200	103
Calabash Re Ltd.
9.024% due 01/08/2010		400	382
Citibank N.A.
1.625% due 03/30/2011		400	403
Citigroup Capital XXI
8.300% due 12/21/2077		500	390
Citigroup Funding, Inc.
2.036% due 05/07/2010		1,200	1,175
Citigroup, Inc.
0.631% due 12/28/2009		300	297
2.125% due 04/30/2012		300	302
5.500% due 04/11/2013		4,200	3,941
5.625% due 08/27/2012		200	187
Deutsche Bank AG
1.154% due 02/17/2015		600	525
6.000% due 09/01/2017		600	613
Dexia Credit Local
1.262% due 09/23/2011		1,300	1,297
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		600	519
7.375% due 02/01/2011		2,100	1,902
8.000% due 06/01/2014		400	324
Foundation Re II Ltd.
7.576% due 11/26/2010		400	375
General Electric Capital Corp.
1.177% due 01/20/2010		700	696
1.800% due 03/11/2011		200	202
3.000% due 12/09/2011		1,500	1,548
6.875% due 01/10/2039		1,000	902
GMAC LLC
6.875% due 08/28/2012		600	489
Goldman Sachs Group, Inc.
1.430% due 07/23/2009		20	20
6.150% due 04/01/2018		1,400	1,365
HBOS PLC
5.375% due 11/29/2049		1,800	871
HSBC Finance Corp.
1.162% due 10/21/2009		200	199
International Lease Finance Corp.
0.881% due 05/24/2010		900	821
JPMorgan Chase & Co.
0.734% due 12/21/2011		2,800	2,713
1.382% due 10/02/2009		500	500
Lehman Brothers Holdings, Inc.
2.950% due 05/25/2010 (a)		3,300	503
3.005% due 07/18/2011 (a)		300	46
3.011% due 12/23/2010 (a)		200	30
3.053% due 11/10/2009 (a)		200	30
5.625% due 01/24/2013 (a)		300	47
Merrill Lynch & Co., Inc.
0.867% due 06/05/2012		1,400	1,247
1.083% due 02/15/2011		1,700	1,558
Morgan Stanley
1.357% due 01/18/2011		1,700	1,648
1.399% due 01/09/2012		400	361
3.006% due 05/14/2010		1,200	1,197
5.950% due 12/28/2017		500	481
National Australia Bank Ltd.
0.688% due 09/11/2009		400	400
2.550% due 01/13/2012		2,200	2,217
Nationwide Life Global Funding I
1.026% due 05/19/2010		2,400	2,225
Northern Rock PLC
5.625% due 06/22/2017		2,600	2,279
Pricoa Global Funding I
1.446% due 06/04/2010		2,000	1,983
Protective Life Secured Trusts
0.481% due 11/09/2010		2,500	2,210
Prudential Financial, Inc.
1.620% due 06/10/2013		1,000	830
Royal Bank of Scotland Group PLC
1.320% due 04/08/2011		2,500	2,498
SLM Corp.
0.829% due 03/15/2011		1,200	1,030
1.252% due 07/26/2010		100	91
1.322% due 10/25/2011		1,200	973
Societe Financement de l’Economie Francaise
2.375% due 03/26/2012		400	404
Societe Generale
5.922% due 04/29/2049		500	310
Sun Life Financial Global Funding LP
0.845% due 07/06/2010		2,500	2,427
TNK-BP Finance S.A.
6.125% due 03/20/2012		100	93
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018		200	193
UBS AG
1.927% due 05/05/2010		1,400	1,404
USB Capital IX
6.189% due 04/15/2049		300	203
Wachovia Corp.
1.218% due 08/01/2013		700	629
1.261% due 10/15/2011		200	190
Wells Fargo & Co.
0.672% due 03/23/2010		800	798
7.980% due 03/29/2049		1,100	914

			67,651

INDUSTRIALS 3.1%
AIG SunAmerica Global Financing VI
6.300% due 05/10/2011		1,375	1,292
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		300	308
CODELCO, Inc.
7.500% due 01/15/2019		300	348
Comcast Corp.
1.439% due 07/14/2009		400	400
Daimler Finance North America LLC
1.466% due 08/03/2009		300	299
Eaton Vance Corp.
6.500% due 10/02/2017		600	569
Gaz Capital S.A.
6.212% due 11/22/2016		100	84
GlaxoSmithKline Capital, Inc.
1.545% due 05/13/2010		2,200	2,216
Reynolds American, Inc.
1.329% due 06/15/2011		2,360	2,208
Roche Holdings, Inc.
2.661% due 02/25/2011		1,100	1,113
Siemens Financieringsmaatschappij NV
0.956% due 08/14/2009		500	500
Union Pacific Corp.
5.700% due 08/15/2018		500	502
Williams Cos., Inc.
6.375% due 10/01/2010		100	100

			9,939

UTILITIES 0.9%
EDF S.A.
5.500% due 01/26/2014		200	216
6.500% due 01/26/2019		200	220
6.950% due 01/26/2039		200	225
Verizon Wireless Capital LLC
3.316% due 05/20/2011		2,400	2,471

			3,132

Total Corporate Bonds & Notes (Cost $83,534)			80,722

MUNICIPAL BONDS & NOTES 1.7%
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039		100	98
7.500% due 04/01/2034		100	91
7.550% due 04/01/2039		100	91
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040		800	856
District of Columbia Revenue Bonds, Series 2009
5.250% due 12/01/2034		600	627
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		1,100	661
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		80	60
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031		500	488
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039		25	20
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2009
7.336% due 11/15/2039		1,300	1,534
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047		1,000	566
San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032		90	57
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		290	195

Total Municipal Bonds & Notes (Cost $5,893)			5,344

U.S. GOVERNMENT AGENCIES 43.2%
Fannie Mae
0.664% due 09/25/2042		169	157
3.392% due 11/01/2035		33	33
3.515% due 06/01/2034		500	503
3.622% due 03/01/2035		13	13
3.678% due 09/01/2035 (f)		113	114
3.992% due 12/01/2033		63	64
4.558% due 07/01/2035		126	128
4.676% due 10/01/2034		14	15
4.827% due 06/01/2035		240	249
4.968% due 06/01/2035		223	231
5.000% due 06/01/2035 - 03/01/2038		4,929	5,030
5.000% due 03/01/2036 (f)		6,768	6,912
5.082% due 12/01/2033		36	37
5.500% due 11/01/2021 - 05/01/2037 (f)		1,294	1,347
5.500% due 04/01/2034 - 06/01/2038		7,542	7,801
6.000% due 10/01/2026 - 07/01/2039		50,802	53,164
6.000% due 05/01/2027 (f)		630	662
6.500% due 07/01/2039 - 08/01/2039		1,900	2,019
Freddie Mac
0.702% due 03/09/2011		8,000	8,029
0.926% due 05/04/2011 (d)		18,500	18,548
0.937% due 08/05/2011		1,400	1,400
1.211% due 04/07/2011		21,500	21,570
4.700% due 06/01/2035		307	317
4.732% due 11/01/2034		111	114
5.500% due 08/15/2030 - 09/01/2038		1,709	1,767
5.500% due 02/01/2038 (f)		3,925	4,056
6.000% due 08/01/2027 - 07/01/2039		3,080	3,220
Ginnie Mae
6.000% due 02/15/2036 - 08/15/2037 (f)		885	924
Small Business Administration
4.430% due 05/01/2029		1,300	1,320
5.520% due 06/01/2024		16	17

Total U.S. Government Agencies (Cost $138,089)			139,761

U.S. TREASURY OBLIGATIONS 5.5%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2016		752	763
2.375% due 01/15/2017		1,903	1,984
2.375% due 01/15/2025		1,358	1,394
2.625% due 07/15/2017		720	767
U.S. Treasury Bonds
4.250% due 05/15/2039 (f)		7,400	7,319
U.S. Treasury Notes
0.875% due 04/30/2011 (f)		5,478	5,464

Total U.S. Treasury Obligations (Cost $17,234)			17,691

MORTGAGE-BACKED SECURITIES 4.2%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		32	25
Banc of America Commercial Mortgage, Inc.
5.837% due 06/10/2049		2,900	2,061
5.929% due 05/10/2045		300	251
Banc of America Funding Corp.
3.781% due 05/25/2035		57	48
3.966% due 06/25/2034		139	123
Banc of America Mortgage Securities, Inc.
3.919% due 05/25/2033		180	149
Bear Stearns Adjustable Rate Mortgage Trust
4.740% due 10/25/2035		106	102
4.767% due 12/25/2035		220	170
4.808% due 11/25/2034		108	89
5.063% due 11/25/2034		328	275
Bear Stearns Alt-A Trust
5.490% due 09/25/2035		47	25
Citigroup Mortgage Loan Trust, Inc.
2.850% due 12/25/2035		90	74
4.700% due 12/25/2035		68	55
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		300	220
Countrywide Alternative Loan Trust
0.594% due 02/25/2037		679	309
4.500% due 06/25/2035		63	62
Countrywide Home Loan Mortgage Pass-Through Trust
4.711% due 02/20/2035		408	324
4.786% due 11/25/2034		222	169
5.250% due 02/20/2036		62	42
CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040		28	28
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		100	80
GS Mortgage Securities Corp. II
5.993% due 08/10/2045		100	76
GSR Mortgage Loan Trust
4.469% due 09/25/2035		175	148
5.241% due 11/25/2035		304	237
Harborview Mortgage Loan Trust
0.403% due 01/19/2038		454	420
0.483% due 12/19/2036		1,518	629
0.533% due 05/19/2035		48	22
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		1,700	1,308
5.882% due 02/15/2051		100	75
JPMorgan Mortgage Trust
5.012% due 02/25/2035		106	93
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		55	55
5.858% due 07/15/2040		700	510
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.399% due 09/15/2021		43	39
Mellon Residential Funding Corp.
0.759% due 12/15/2030		444	358
0.799% due 06/15/2030		6	5
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		1,590	1,062
5.485% due 03/12/2051		100	67
Merrill Lynch Mortgage Investors, Inc.
0.524% due 02/25/2036		147	80
4.296% due 05/25/2033		156	126
MLCC Mortgage Investors, Inc.
0.564% due 11/25/2035		164	109
Morgan Stanley Capital I
5.809% due 12/12/2049		1,700	1,300
Structured Adjustable Rate Mortgage Loan Trust
2.610% due 01/25/2035		111	47
4.802% due 02/25/2034		141	106
5.073% due 08/25/2034		207	147
Structured Asset Mortgage Investments, Inc.
0.594% due 02/25/2036		62	29
Structured Asset Securities Corp.
0.364% due 05/25/2036		228	212
Thornburg Mortgage Securities Trust
0.424% due 11/25/2046		270	243
Wachovia Bank Commercial Mortgage Trust
0.409% due 09/15/2021		863	622
5.509% due 04/15/2047		100	67
WaMu Mortgage Pass-Through Certificates
2.540% due 11/25/2042		27	15
3.127% due 10/25/2046		622	279
Wells Fargo Mortgage-Backed Securities Trust
4.947% due 01/25/2035		303	254
4.950% due 03/25/2036		266	188

Total Mortgage-Backed Securities (Cost $17,447)			13,609

ASSET-BACKED SECURITIES 1.9%
ACE Securities Corp.
0.374% due 10/25/2036		108	70
American Express Credit Account Master Trust
0.819% due 02/15/2012		48	48
Asset-Backed Securities Corp. Home Equity
0.589% due 09/25/2034		71	46
Citigroup Mortgage Loan Trust, Inc.
0.374% due 05/25/2037		446	359
Countrywide Asset-Backed Certificates
0.364% due 03/25/2047		33	32
0.394% due 06/25/2037		266	246
0.794% due 12/25/2031		1	0
HSI Asset Securitization Corp. Trust
0.364% due 12/25/2036		54	33
JPMorgan Mortgage Acquisition Corp.
0.364% due 08/25/2036		17	16
Long Beach Mortgage Loan Trust
0.374% due 10/25/2036		156	145
0.594% due 10/25/2034		9	6
Massachusetts Educational Financing Authority
2.042% due 04/25/2038		3,315	3,278
Park Place Securities, Inc.
0.626% due 10/25/2034		296	222
Residential Asset Mortgage Products, Inc.
0.394% due 10/25/2036		41	40
Residential Asset Securities Corp.
0.384% due 11/25/2036		28	28
SLM Student Loan Trust
1.082% due 10/27/2014		325	323
1.092% due 01/25/2018		4	5
1.342% due 07/25/2013		134	133
1.392% due 01/25/2015		73	73
1.592% due 10/25/2017		1,100	1,068
Structured Asset Securities Corp.
0.364% due 10/25/2036		102	93

Total Asset-Backed Securities (Cost $6,502)			6,264

FOREIGN CURRENCY-DENOMINATED ISSUES 1.4%
American International Group, Inc.
8.625% due 05/22/2038	GBP	100	40
Bear Stearns Cos. LLC
1.445% due 09/26/2013	EUR	600	772
CIT Group, Inc.
5.000% due 05/13/2014		200	153
Fortis Bank Nederland Holding NV
3.000% due 04/17/2012		400	567
General Electric Capital Corp.
5.500% due 09/15/2067		1,900	1,546
KeyCorp
1.444% due 11/22/2010		100	126
LeasePlan Corp. NV
3.125% due 02/10/2012		300	427
Principal Financial Global Funding LLC
2.750% due 07/12/2010	CHF	400	358
SLM Corp.
1.477% due 12/15/2010	EUR	300	367

Total Foreign Currency-Denominated Issues (Cost $5,396)			4,356

		SHARES
CONVERTIBLE PREFERRED STOCKS 1.0%
American International Group, Inc.
8.500% due 08/01/2011		5,700	54
General Motors Corp.
5.250% due 03/06/2032		24,000	69
Wells Fargo & Co.
7.500% due 12/31/2049		4,000	3,140

Total Convertible Preferred Stocks (Cost $2,962)			3,263

PREFERRED STOCKS 0.2%
DG Funding Trust
1.343% due 12/31/2049		85	735

Total Preferred Stocks (Cost $904)			735

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 18.0%
REPURCHASE AGREEMENTS 2.8%
Barclays Capital, Inc.
0.020% due 07/01/2009		$9,000	9,000

(Dated 06/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2016 valued at $9,315. Repurchase proceeds are $9,000.)
U.S. TREASURY BILLS 0.1%
0.106% due 07/16/2009 (f)		393	393

		SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 15.1%
		4,880,779	48,852

Total Short-Term Instruments (Cost $58,244)			58,245

PURCHASED OPTIONS (h) 0.3% (Cost $313)			1,054
Total Investments 102.3% (Cost $336,518)			$331,044
Written Options (i) (0.0%) (Premiums $30)			(11)
Other Assets and Liabilities (Net) (2.3%)			(7,332)

Net Assets 100.0%			$323,701

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Principal amount of security is adjusted for inflation.

(c) Affiliated to the Fund.

(d) Securities with an aggregate market value of $314 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(e) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $28,438 at a weighted average interest rate of 0.584%. On June 30, 2009, there were no open reverse repurchase agreements.

(f) Securities with an aggregate market value of $20,204 and cash of $12,765 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	7	$6
90-Day Euribor March Futures	Long	03/2010	10	13
90-Day Eurodollar December Futures	Long	12/2009	430	472
90-Day Eurodollar December Futures	Long	12/2010	61	(46)
90-Day Eurodollar June Futures	Long	06/2010	52	31
90-Day Eurodollar March Futures	Long	03/2010	55	350
90-Day Eurodollar September Futures	Long	09/2009	170	1,104
90-Day Eurodollar September Futures	Long	09/2010	4	18
E-mini S&P 500 Index September Futures	Short	09/2009	2,571	2,823
S&P 500 Index September Futures	Short	09/2009	855	3,593
U.S. Treasury 5-Year Note September Futures	Long	09/2009	2	(4)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	2	14
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	5	(4)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	5	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	2	1
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	3	(4)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	5	(3)

				$8,363

(g) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid /(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	DUB	5.000%	12/20/2013	15.312%	$500	$(141)	$(45)	$(96)
Brazil Government International Bond	MSC	1.950%	08/20/2016	1.885%	500	5	0	5
General Electric Capital Corp.	BCLY	1.670%	03/20/2013	4.347%	800	(68)	0	(68)
General Electric Capital Corp.	CITI	1.050%	03/20/2010	3.900%	100	(2)	0	(2)
JSC Gazprom	MSC	2.180%	02/20/2013	4.938%	100	(8)	0	(8)
JSC Gazprom	MSC	2.480%	02/20/2013	4.938%	1,000	(69)	0	(69)

						$(283)	$(45)	$(238)

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	1,264	$15	$0	$15
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	292	1	0	1
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	583	2	0	2

					$18	$0	$18

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	200	$10	$0	$10
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		200	4	0	4
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		200	3	0	3
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		200	3	0	3
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		100	2	0	2
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		100	2	0	2
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		100	2	0	2
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	700	0	0	0
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		500	1	0	1
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		200	0	0	0
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		600	8	(1)	9
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		600	8	(1)	9
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		600	11	1	10
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		300	6	0	6
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		1,000	(13)	(18)	5
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	(4)	0	(4)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(3)	0	(3)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(6)	0	(6)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		800	7	0	7
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		1,000	15	(7)	22
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		100	4	0	4
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	200	0	1	(1)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		4,600	(14)	2	(16)
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		$9,100	320	(90)	410
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		8,600	304	(25)	329
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		1,100	55	40	15
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		500	25	16	9
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		600	29	13	16
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	BOA		3,000	5	(66)	71
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC		9,300	18	(143)	161
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	2,800	(10)	23	(33)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	600	69	(9)	78
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC	GBP	100	11	1	10
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		500	56	5	51
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		3,400	383	3	380
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		200	26	0	26
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		400	53	0	53

							$1,390	$(255)	$1,645

(h) Purchased options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CME S&P 500 Index September Futures	$1,450.000	09/17/2009	360	$6	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$4,900	$52	$176
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,500	37	125
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,900	100	319
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,400	79	301
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	2,300	22	94
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	1,100	13	39

							$303	$1,054

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 6.000% due 07/01/2039	$97.250	07/06/2009	$21,000	$2	$0
Put - OTC Fannie Mae 6.000% due 07/01/2039	97.500	07/06/2009	13,000	2	0
Put - OTC Fannie Mae 6.500% due 09/01/2039	95.000	09/08/2009	1,000	0	0

				$4	$0

(i) Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar September Futures	$98.500	09/14/2009	1	$0	$0

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	$500	$2	$1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	1,400	7	3
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009	1,500	7	2
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	500	2	0
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	1,000	5	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	2,000	7	4

							$30	$11

(j) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	GSC	433	07/2009	$8	$0	$8
Buy	BRL	HSBC	2,150	08/2009	68	0	68
Buy		MLP	802	08/2009	33	0	33
Buy	CAD	JPM	305	08/2009	0	(16)	(16)
Buy	CNY	BCLY	1,912	07/2009	0	(16)	(16)
Sell		BCLY	1,801	07/2009	0	(11)	(11)
Sell		CITI	2,703	07/2009	0	(13)	(13)
Buy		DUB	7,041	07/2009	0	(57)	(57)
Sell		DUB	7,010	07/2009	0	(29)	(29)
Buy		HSBC	3,141	07/2009	3	(15)	(12)
Sell		HSBC	1,124	07/2009	0	(5)	(5)
Buy		JPM	2,531	07/2009	0	(22)	(22)
Sell		JPM	1,989	07/2009	0	(12)	(12)
Buy		BCLY	634	09/2009	1	0	1
Sell		BCLY	1,798	09/2009	0	(6)	(6)
Buy		CITI	416	09/2009	1	0	1
Sell		CITI	1,655	09/2009	0	(6)	(6)
Buy		DUB	1,871	09/2009	4	0	4
Buy		HSBC	832	09/2009	2	0	2
Sell		HSBC	259	09/2009	0	(1)	(1)
Buy		JPM	345	09/2009	1	0	1
Sell		JPM	386	09/2009	0	(1)	(1)
Buy		BCLY	179	03/2010	0	0	0
Buy		HSBC	179	03/2010	0	0	0
Buy		JPM	1,096	03/2010	0	(1)	(1)
Sell	EUR	BCLY	1,824	07/2009	0	(14)	(14)
Sell		GSC	35	07/2009	0	0	0
Buy		MSC	880	07/2009	0	(6)	(6)
Sell		RBS	834	07/2009	0	(14)	(14)
Sell	GBP	CITI	816	07/2009	0	(80)	(80)
Buy		MSC	763	07/2009	0	(5)	(5)
Buy		RBS	53	07/2009	4	0	4
Sell		MSC	763	08/2009	5	0	5
Buy	SGD	HSBC	116	07/2009	0	0	0
Sell		HSBC	116	07/2009	0	(4)	(4)

					$130	$(334)	$(204)

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$80,722	$0	$80,722
U.S. Government Agencies	0	139,761	0	139,761
U.S. Treasury Obligations	0	17,691	0	17,691
Short-Term Instruments	48,852	9,393	0	58,245
Other Investments++	3,194	31,431	0	34,625

Investments, at value	$52,046	$278,998	$0	$331,044

Financial Derivative Instruments+++	$8,363	$1,184	$26	$9,573

Total	$60,409	$280,182	$26	$340,617

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0

Financial Derivative Instruments+++	$34	$0	$0	$0	$(3)	$(5)	$26

Total	$34	$0	$0	$0	$(3)	$(5)	$26

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Total Return Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.3%
Daimler Finance North America LLC
4.320% due 08/03/2012	$519,263	$483,564
Ford Motor Co.
3.320% due 12/16/2013	18,720	13,614
4.140% due 12/16/2013	7,150	5,200
NRG Energy, Inc.
0.498% due 02/01/2013	5,674	5,352
RH Donnelley Corp.
6.750% due 06/30/2011	1,814	1,432
6.750% due 06/30/2024	1,773	1,399
Sensata Technologies BV
2.602% due 04/27/2013	12	10
2.804% due 04/27/2013	4,887	3,763
Texas Competitive Electric Holdings Co. LLC
3.810% due 10/10/2014	127	91
3.821% due 10/10/2014	12,390	8,883
Yell Group PLC
3.310% due 02/10/2013	33,000	20,102

Total Bank Loan Obligations (Cost $582,396)		543,410

CORPORATE BONDS & NOTES 26.7%
BANKING & FINANCE 19.1%
ABX Financing Co.
5.750% due 10/15/2016	12,300	12,586
Ace INA Holdings, Inc.
5.700% due 02/15/2017	50	50
5.875% due 06/15/2014	3,400	3,516
AES Ironwood LLC
8.857% due 11/30/2025	15,970	13,894
AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010	7,950	7,574
AIG SunAmerica Global Financing X
6.900% due 03/15/2032	10,000	4,778
Alliance & Leicester PLC
1.182% due 01/19/2011	23,000	22,142
Allstate Corp.
6.125% due 12/15/2032	150	136
6.125% due 05/15/2037	2,800	2,086
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	166,800	172,676
American Express Bank FSB
0.371% due 04/26/2010	12,310	12,160
0.375% due 10/20/2009	30,350	30,349
0.438% due 05/29/2012	17,325	15,399
0.621% due 06/12/2017	10,000	7,351
3.150% due 12/09/2011	1,000	1,036
5.500% due 04/16/2013	266,250	261,597
6.000% due 09/13/2017	330,700	302,128
American Express Centurion Bank
0.375% due 09/22/2009	10,400	10,367
0.377% due 03/23/2010	3,800	3,726
0.399% due 07/13/2010	4,400	4,283
0.478% due 11/16/2009	14,760	14,659
0.479% due 12/17/2009	5,000	4,970
5.200% due 11/26/2010	3,476	3,495
5.550% due 10/17/2012	11,700	11,701
6.000% due 09/13/2017	309,600	282,851
American Express Co.
5.250% due 09/12/2011	600	606
5.500% due 09/12/2016	150	137
6.150% due 08/28/2017	53,500	49,419
6.800% due 09/01/2066	7,489	5,399
7.000% due 03/19/2018	208,570	202,853
8.150% due 03/19/2038	90	95
American Express Credit Corp.
0.381% due 11/09/2009	4,400	4,371
0.431% due 02/24/2012	3,000	2,715
0.459% due 10/04/2010	21,300	20,511
0.478% due 06/16/2011	76,100	70,945
0.496% due 12/02/2010	11,270	10,785
1.708% due 05/27/2010	146,043	144,269
5.875% due 05/02/2013	156,600	155,683
7.300% due 08/20/2013	115	120
American Express Travel Related Services Co., Inc.
0.520% due 06/01/2011	51,700	45,879
5.250% due 11/21/2011	44,109	43,872
American General Finance Corp.
0.706% due 03/02/2010	10,000	8,575
0.879% due 12/15/2011	3,100	1,980
1.134% due 08/17/2011	21,640	14,395
3.875% due 10/01/2009	39,253	37,489
4.000% due 03/15/2011	14,475	9,596
4.625% due 09/01/2010	13,200	9,994
4.875% due 05/15/2010	35,300	29,706
5.375% due 10/01/2012	200	118
5.400% due 12/01/2015	100	54
5.850% due 06/01/2013	19,117	10,978
5.900% due 09/15/2012	180	108
6.900% due 12/15/2017	216,900	117,602
American Honda Finance Corp.
1.359% due 06/20/2011	25,000	24,138
American International Group, Inc.
0.680% due 10/01/2009	4,571	4,154
0.709% due 03/20/2012	5,800	3,022
1.094% due 01/29/2010	217,600	185,504
1.217% due 10/18/2011	51,100	32,997
4.250% due 05/15/2013	26,645	15,452
4.700% due 10/01/2010	20,952	17,017
4.950% due 03/20/2012	83,195	56,612
5.050% due 10/01/2015	67,800	36,629
5.375% due 10/18/2011	53,625	38,656
5.450% due 05/18/2017	149,350	78,718
5.600% due 10/18/2016	12,323	6,671
5.850% due 01/16/2018	251,062	133,010
6.250% due 05/01/2036	114,814	49,350
8.175% due 05/15/2058	599,920	171,270
8.250% due 08/15/2018	327,837	193,188
Ameriprise Financial, Inc.
5.350% due 11/15/2010	145	145
Anadarko Finance Co.
6.750% due 05/01/2011	10,000	10,414
ANZ National International Ltd.
1.014% due 08/07/2009	47,200	47,211
6.200% due 07/19/2013	225,650	232,730
ASIF I
1.242% due 07/26/2010	30,000	26,089
Associates Corp. of North America
7.950% due 02/15/2010	25,500	25,674
8.550% due 07/15/2009	250	250
AXA Financial, Inc.
7.750% due 08/01/2010	100	100
BAC Capital Trust XIV
5.630% due 12/31/2049	345	173
Banco Santander Chile
0.982% due 12/09/2009	56,282	56,008
Bank of America Corp.
0.721% due 09/25/2009	136,740	136,568
0.813% due 09/18/2009	400	399
0.959% due 09/15/2014	15,400	12,784
1.127% due 11/06/2009	118,800	118,596
1.148% due 09/11/2012	100	92
1.213% due 08/15/2016	82,800	65,030
1.399% due 10/14/2016	40,000	30,317
2.100% due 04/30/2012	915	917
4.250% due 10/01/2010	48	48
4.750% due 08/15/2013	500	465
5.125% due 11/15/2014	125	118
5.200% due 03/15/2018	100	90
5.250% due 12/01/2015	275	243
5.625% due 10/14/2016	185	167
5.650% due 05/01/2018	36,105	31,957
5.750% due 12/01/2017	68,350	60,959
6.000% due 09/01/2017	219,020	199,445
7.250% due 10/15/2025	200	177
7.375% due 05/15/2014	71,875	74,353
7.400% due 01/15/2011	29,276	30,065
7.625% due 06/01/2019	365	367
7.750% due 08/15/2015	2,000	1,992
7.800% due 02/15/2010	500	514
Bank of America Institutional Capital A
8.070% due 12/31/2026	4,400	3,657
Bank of America N.A.
0.909% due 06/15/2016	107,160	79,802
1.538% due 05/12/2010	89,600	88,800
5.300% due 03/15/2017	250	212
6.000% due 10/15/2036	70,100	56,284
6.100% due 06/15/2017	5,000	4,412
Bank of New York Mellon Corp.
1.416% due 02/05/2010	8,700	8,715
6.375% due 04/01/2012	200	209
Bank of Scotland PLC
0.669% due 09/14/2009	2,000	1,988
0.689% due 12/08/2010	19,400	18,486
1.152% due 07/17/2009	105,500	105,441
5.250% due 02/21/2017	100	83
Bank One Corp.
4.900% due 04/30/2015	20,000	17,595
5.900% due 11/15/2011	12,500	13,099
7.750% due 07/15/2025	200	201
Barclays Bank PLC
5.450% due 09/12/2012	198,500	207,169
6.050% due 12/04/2017	247,231	214,729
6.750% due 05/22/2019	200	199
7.434% due 09/29/2049	81,600	54,747
10.179% due 06/12/2021	395,440	422,630
BB&T Corp.
4.750% due 10/01/2012	145	142
BBVA USA Bancshares, Inc.
1.749% due 10/09/2009	35,000	35,009
Bear Stearns Cos. LLC
0.751% due 02/23/2010	238,025	237,789
0.842% due 08/21/2009	26,105	26,125
0.854% due 11/28/2011	33,250	32,463
0.902% due 09/09/2009	28,955	28,943
0.961% due 02/23/2012	1,000	936
0.974% due 05/18/2010	61,825	61,749
1.093% due 08/15/2011	68,085	66,351
1.142% due 11/21/2016	13,706	10,262
1.218% due 02/01/2012	41,842	39,495
1.241% due 10/22/2010	12,800	12,708
1.269% due 01/31/2011	184,450	182,461
1.392% due 07/16/2009	3,080	3,081
1.507% due 07/19/2010	71,021	71,097
4.500% due 10/28/2010	8,215	8,405
4.550% due 06/23/2010	9,175	9,366
5.300% due 10/30/2015	20,500	20,173
5.350% due 02/01/2012	150	157
5.500% due 08/15/2011	10,325	10,823
5.550% due 01/22/2017	1,355	1,258
6.400% due 10/02/2017	58,690	58,887
6.950% due 08/10/2012	560,380	609,647
7.250% due 02/01/2018	114,640	121,022
7.625% due 12/07/2009	632	648
BFC Finance Corp.
7.375% due 12/01/2017	1,000	1,194
Block Financial LLC
7.875% due 01/15/2013	53,100	57,589
BNP Paribas
5.186% due 06/29/2049	1,800	1,173
BNY Mellon N.A.
4.750% due 12/15/2014	50	51
Boeing Capital Corp.
6.100% due 03/01/2011	300	320
7.375% due 09/27/2010	135	143
C5 Capital SPV Ltd.
6.196% due 12/31/2049	15,000	7,976
C10 Capital SPV Ltd.
6.722% due 12/31/2049	39,500	20,250
Caelus Re Ltd.
6.918% due 06/07/2011	25,000	22,745
Calabash Re Ltd.
11.524% due 01/08/2010	2,650	2,582
Canadian Oil Sands Ltd.
4.800% due 08/10/2009	11,700	11,714
Capital One Bank USA N.A.
8.800% due 07/15/2019	78,100	79,921
Capital One Financial Corp.
0.930% due 09/10/2009	34,500	34,376
5.700% due 09/15/2011	7,000	7,035
6.150% due 09/01/2016	8,462	7,500
6.250% due 11/15/2013	193	191
6.750% due 09/15/2017	260,000	249,147
7.375% due 05/23/2014	13,000	13,424
Caterpillar Financial Services Corp.
1.354% due 06/24/2011	4,500	4,447
4.850% due 12/07/2012	300	314
5.450% due 04/15/2018	25	24
6.125% due 02/17/2014	7,900	8,439
Charter One Bank N.A.
6.375% due 05/15/2012	6,350	5,933
Chubb Corp.
6.500% due 05/15/2038	10,000	10,863
CIT Group Funding Co. of Canada
4.650% due 07/01/2010	29,000	24,652
5.200% due 06/01/2015	5,650	3,278
CIT Group, Inc.
0.759% due 03/12/2010	41,934	35,723
0.769% due 03/22/2010	32,300	26,654
0.974% due 08/17/2009	26,758	26,006
1.170% due 02/13/2012	6,340	3,743
1.306% due 11/03/2010	4,800	3,581
1.322% due 04/27/2011	15,300	10,838
1.352% due 07/28/2011	77,313	52,617
4.250% due 02/01/2010	50,400	45,254
4.750% due 12/15/2010	13,100	10,287
5.000% due 02/01/2015	150	88
5.200% due 11/03/2010	10,000	7,902
5.600% due 04/27/2011	32,000	24,007
5.800% due 07/28/2011	23,500	17,630
6.000% due 02/15/2013	500	268
6.875% due 11/01/2009	14,000	13,395
7.625% due 11/30/2012	11,575	7,933
7.750% due 04/02/2012	4,000	2,397
12.000% due 12/18/2018	58,401	27,461
Citicorp
7.250% due 10/15/2011	12,413	12,080
CitiFinancial, Inc.
6.625% due 06/01/2015	10,000	8,994
Citigroup Capital XXI
8.300% due 12/21/2077	376,631	294,159
Citigroup Funding, Inc.
0.639% due 09/22/2009	2,100	2,081
1.351% due 10/22/2009	14,550	14,498
2.036% due 05/07/2010	160,600	157,323
Citigroup Global Markets Holdings, Inc.
1.148% due 08/03/2009	39,980	39,865
1.148% due 11/02/2009	800	790
Citigroup, Inc.
0.631% due 12/28/2009	184,930	183,171
0.749% due 03/16/2012	35,955	32,671
0.754% due 03/07/2014	21,000	16,910
0.902% due 06/09/2016	39,900	28,409
0.944% due 05/18/2011	106,700	100,915
1.004% due 05/18/2010	237,540	233,314
1.070% due 08/13/2010	1,300	1,270
2.125% due 04/30/2012	1,371	1,378
2.583% due 05/15/2018	300	235
4.125% due 02/22/2010	20,335	20,343
4.250% due 07/29/2009	300	300
5.000% due 09/15/2014	5,740	4,819
5.100% due 09/29/2011	26,850	26,309
5.125% due 02/14/2011	58,114	57,973
5.250% due 02/27/2012	10,000	9,772
5.300% due 10/17/2012	201,360	194,424
5.500% due 08/27/2012	177,850	172,512
5.500% due 04/11/2013	710,645	666,822
5.625% due 08/27/2012	31,182	29,222
5.850% due 07/02/2013	24,500	23,203
5.875% due 02/22/2033	75	56
6.000% due 02/21/2012	1,100	1,088
6.000% due 08/15/2017	78,042	68,139
6.125% due 11/21/2017	160,100	140,590
6.125% due 05/15/2018	108,270	94,855
6.125% due 08/25/2036	10,200	7,608
6.500% due 08/19/2013	183,793	178,754
7.250% due 10/01/2010	57,934	57,713
8.500% due 05/22/2019	40,080	40,839
CNA Financial Corp.
5.850% due 12/15/2014	38,500	30,962
6.000% due 08/15/2011	28,500	27,137
6.500% due 08/15/2016	6,250	5,071
Comerica Bank
0.400% due 06/30/2010	6,200	5,996
0.771% due 05/24/2011	10,100	9,326
1.056% due 05/10/2010	2,500	2,412
Commonwealth Bank of Australia
2.400% due 01/12/2012	700	700
Countrywide Financial Corp.
1.426% due 05/07/2012	39,000	35,498
4.500% due 06/15/2010	21,816	21,603
5.800% due 06/07/2012	200,469	201,899
6.250% due 05/15/2016	25,000	22,211
Countrywide Home Loans, Inc.
4.000% due 03/22/2011	99,991	98,728
4.125% due 09/15/2009	57,696	57,887
5.625% due 07/15/2009	76,550	76,591
Credit Agricole S.A.
0.714% due 05/28/2010	3,800	3,781
6.637% due 05/29/2049	25,147	14,793
Credit Suisse New York
5.000% due 05/15/2013	230,000	235,421
6.000% due 02/15/2018	103	103
Credit Suisse USA, Inc.
1.054% due 08/16/2011	11,595	11,295
1.083% due 08/15/2010	41,790	41,567
5.125% due 08/15/2015	55	56
5.375% due 03/02/2016	250	258
5.500% due 08/16/2011	400	423
5.500% due 08/15/2013	100	104
6.125% due 11/15/2011	9,300	9,963
7.125% due 07/15/2032	40	43
DBS Bank Ltd.
1.074% due 05/16/2017	22,000	19,322
5.000% due 11/15/2019	8,000	7,627
Deutsche Bank AG
1.154% due 02/17/2015	11,700	10,238
4.875% due 05/20/2013	253,675	260,710
6.000% due 09/01/2017	362,850	370,741
DnB NOR Bank ASA
1.209% due 10/13/2009	10,600	10,534
East Lane Re Ltd.
7.028% due 05/06/2011	45,000	42,876
El Paso Performance-Linked Trust
7.750% due 07/15/2011	7,250	7,152
FIA Card Services N.A.
6.625% due 06/15/2012	10,000	10,398
7.125% due 11/15/2012	23,285	24,559
Fifth Third Bancorp
1.029% due 12/20/2016	29,030	19,951
6.250% due 05/01/2013	100,180	98,566
First Union Capital I
7.935% due 01/15/2027	4,405	3,996
First Union Institutional Capital II
7.850% due 01/01/2027	9,500	7,698
Fleet Capital Trust V
1.613% due 12/18/2028	800	426
FleetBoston Financial Corp.
7.375% due 12/01/2009	20,000	20,195
FNBC 1993-A Pass-Through Trust
8.080% due 01/05/2018	208	230
Ford Motor Credit Co. LLC
2.701% due 01/15/2010	20,300	19,361
3.889% due 01/13/2012	14,200	11,005
5.700% due 01/15/2010	30,100	29,055
5.879% due 06/15/2011	7,000	6,081
7.000% due 10/01/2013	3,200	2,576
7.250% due 10/25/2011	10,700	9,260
7.375% due 10/28/2009	151,373	150,087
7.375% due 02/01/2011	15,100	13,675
7.800% due 06/01/2012	1,500	1,292
7.875% due 06/15/2010	102,728	97,599
8.000% due 12/15/2016	129,719	99,301
8.625% due 11/01/2010	23,300	21,907
9.750% due 09/15/2010	18,100	17,343
12.000% due 05/15/2015	50,000	46,824
Foundation Re II Ltd.
7.576% due 11/26/2010	43,850	41,058
GATX Financial Corp.
5.500% due 02/15/2012	7,080	7,033
6.273% due 06/15/2011	10,355	10,433
General Electric Capital Corp.
0.609% due 12/21/2012	600	603
0.655% due 10/06/2010	1,000	982
0.669% due 03/12/2010	400	396
0.749% due 12/15/2009	205,090	205,143
0.749% due 12/20/2013	5,000	4,347
0.785% due 10/06/2015	13,500	10,733
0.953% due 08/15/2011	4,400	4,169
1.122% due 10/26/2009	1,075	1,075
1.162% due 04/28/2011	39,970	38,233
1.177% due 01/20/2010	179,900	178,872
1.262% due 07/27/2012	9,325	8,477
1.357% due 01/08/2016	82,800	67,366
1.396% due 05/05/2026	29,950	19,827
1.418% due 06/20/2014	38,000	29,211
1.478% due 02/01/2011	6,000	5,811
1.800% due 03/11/2011	1,200	1,211
2.200% due 06/08/2012	400	402
2.250% due 03/12/2012	403	407
4.000% due 05/15/2010	100	99
4.125% due 09/01/2009	140	141
4.250% due 06/15/2012	1,596	1,582
5.625% due 09/15/2017	65	62
5.625% due 05/01/2018	1,485	1,407
5.875% due 01/14/2038	546,387	433,186
6.000% due 06/15/2012	1,005	1,057
6.375% due 11/15/2067	254,800	170,234
6.750% due 03/15/2032	250	225
6.875% due 01/10/2039	207,735	187,316
8.125% due 05/15/2012	250	280
Genworth Financial, Inc.
6.500% due 06/15/2034	160	97
6.515% due 05/22/2018	15,000	10,041
Genworth Global Funding Trusts
0.789% due 12/15/2010	6,160	5,510
1.023% due 05/15/2012	12,000	9,709
1.321% due 04/15/2014	500	247
Glitnir Banki HF
4.763% due 04/20/2010 (a)	1,800	302
GMAC LLC
6.000% due 04/01/2011	15,000	12,907
6.000% due 12/15/2011	100	84
6.500% due 12/15/2018	200	119
6.700% due 06/15/2018	100	60
6.850% due 04/15/2016	200	123
6.875% due 09/15/2011	3,900	3,355
7.000% due 02/15/2018	100	62
7.200% due 10/15/2017	125	75
7.250% due 09/15/2017	200	122
7.375% due 04/15/2018	100	63
Golden West Financial Corp.
4.750% due 10/01/2012	100	101
Goldman Sachs Capital I
6.345% due 02/15/2034	750	606
Goldman Sachs Capital II
5.793% due 12/29/2049	25,200	15,367
Goldman Sachs Group, Inc.
0.692% due 12/23/2009	34,000	33,938
0.701% due 06/28/2010	64,000	63,562
0.856% due 03/02/2010	69,384	67,455
0.901% due 06/28/2010	28,220	28,075
0.934% due 11/16/2009	59,830	59,781
1.059% due 03/22/2016	37,600	31,890
1.187% due 02/06/2012	77,965	74,496
1.201% due 09/29/2014	12,500	11,087
1.236% due 08/05/2011	1,450	1,392
1.430% due 07/23/2009	19,970	19,974
1.501% due 07/22/2015	6,000	5,173
1.561% due 10/07/2011	2,700	2,594
1.625% due 07/15/2011	262	264
1.639% due 01/12/2015	20,000	17,550
4.750% due 07/15/2013	500	501
5.000% due 01/15/2011	11,500	11,821
5.250% due 04/01/2013	82	84
5.250% due 10/15/2013	4,915	5,023
5.300% due 02/14/2012	11,630	12,044
5.350% due 01/15/2016	14,555	13,899
5.450% due 11/01/2012	446	462
5.500% due 11/15/2014	148	149
5.625% due 01/15/2017	450	428
5.700% due 09/01/2012	2,325	2,436
5.950% due 01/18/2018	303,765	295,124
6.125% due 02/15/2033	20,010	18,709
6.150% due 04/01/2018	314,785	306,977
6.250% due 09/01/2017	418,300	414,530
6.600% due 01/15/2012	12,975	13,823
6.750% due 10/01/2037	324,124	288,650
6.875% due 01/15/2011	100	106
7.350% due 10/01/2009	150	152
7.500% due 02/15/2019	37,150	39,848
Hartford Life Global Funding Trusts
0.809% due 06/16/2014	400	251
0.933% due 11/15/2009	15,500	15,123
HBOS Capital Funding LP
6.071% due 06/29/2049	10,000	3,648
HBOS PLC
6.750% due 05/21/2018	250,600	189,442
HCP, Inc.
5.950% due 09/15/2011	12,350	12,095
6.000% due 01/30/2017	1,700	1,443
6.300% due 09/15/2016	13,000	11,291
6.700% due 01/30/2018	23,400	20,359
Health Care REIT, Inc.
5.875% due 05/15/2015	5,000	4,369
Heller Financial, Inc.
7.375% due 11/01/2009	300	305
HSBC Bank USA N.A.
0.759% due 12/14/2009	9,700	9,684
4.625% due 04/01/2014	75	74
5.875% due 11/01/2034	3,000	2,786
6.000% due 08/09/2017	13,900	14,054
HSBC Capital Funding LP
4.610% due 12/29/2049	400	282
9.547% due 12/29/2049	43,400	40,484
10.176% due 12/29/2049	66,160	70,176
HSBC Finance Capital Trust IX
5.911% due 11/30/2035	2,300	1,217
HSBC Finance Corp.
0.719% due 03/12/2010	4,300	4,230
0.979% due 09/14/2012	8,500	7,483
1.098% due 06/01/2016	28,100	21,512
1.134% due 11/16/2009	86,979	86,307
1.162% due 10/21/2009	73,700	73,490
1.166% due 08/09/2011	11,900	10,775
1.206% due 05/10/2010	39,205	38,183
1.381% due 01/15/2014	16,900	13,723
4.625% due 09/15/2010	278	280
5.700% due 06/01/2011	230	232
6.375% due 10/15/2011	355	363
7.000% due 05/15/2012	315	325
HSBC Holdings PLC
6.500% due 05/02/2036	191,900	187,748
6.500% due 09/15/2037	109,800	106,412
7.500% due 07/15/2009	33,000	33,049
HSBC USA, Inc.
3.125% due 12/16/2011	1,000	1,036
IBM International Group Capital LLC
1.394% due 07/29/2009	88,000	88,087
ICICI Bank Ltd.
1.679% due 01/12/2010	1,800	1,764
ILFC E-Capital Trust I
5.900% due 12/21/2065	8,521	3,281
ILFC E-Capital Trust II
6.250% due 12/21/2065	18,380	7,076
ING Bank NV
2.625% due 02/09/2012	6,200	6,278
3.900% due 03/19/2014	2,200	2,243
International Lease Finance Corp.
0.881% due 05/24/2010	83,235	75,931
1.489% due 07/13/2012	10,630	7,669
1.531% due 01/15/2010	42,230	39,241
1.538% due 07/01/2011	50,000	40,640
4.150% due 01/20/2015	92,000	88,964
4.375% due 11/01/2009	2,000	1,937
4.750% due 07/01/2009	8,768	8,768
4.750% due 01/13/2012	10,677	8,415
4.875% due 09/01/2010	46,360	41,567
4.950% due 02/01/2011	10,900	9,275
5.000% due 04/15/2010	7,000	6,412
5.000% due 09/15/2012	5,000	3,871
5.125% due 11/01/2010	11,405	10,191
5.250% due 01/10/2013	15,000	11,352
5.300% due 05/01/2012	15,100	11,714
5.350% due 03/01/2012	20,000	15,621
5.400% due 02/15/2012	20,000	15,613
5.450% due 03/24/2011	17,000	14,259
5.625% due 09/15/2010	39,440	35,442
5.625% due 09/20/2013	100	76
5.750% due 06/15/2011	33,457	27,761
6.625% due 11/15/2013	15,000	11,560
iStar Financial, Inc.
5.150% due 03/01/2012	10,000	5,053
5.800% due 03/15/2011	400	242
5.950% due 10/15/2013	10,000	4,403
Jackson National Life Funding LLC
1.282% due 08/06/2011	31,600	28,870
John Deere Capital Corp.
0.708% due 09/01/2009	25,000	24,996
1.400% due 06/10/2011	2,200	2,185
4.950% due 12/17/2012	15	15
5.650% due 07/25/2011	9,000	9,416
7.000% due 03/15/2012	175	192
JPMorgan Chase & Co.
0.688% due 06/25/2010	1,300	1,298
0.732% due 06/25/2012	28,300	27,061
0.734% due 12/21/2011	2,500	2,422
0.964% due 05/16/2011	11,600	11,285
1.026% due 05/07/2010	6,600	6,591
1.178% due 11/01/2012	3,500	3,255
1.282% due 01/17/2011	19,075	18,875
1.382% due 10/02/2009	68,100	68,061
2.200% due 06/15/2012	100	101
3.125% due 12/01/2011	400	414
4.500% due 01/15/2012	4,000	4,115
4.750% due 05/01/2013	288	292
4.750% due 03/01/2015	300	303
4.875% due 03/15/2014	645	639
5.125% due 09/15/2014	14,015	13,969
5.250% due 05/01/2015	700	674
5.600% due 06/01/2011	132	138
5.750% due 01/02/2013	40,135	41,436
6.000% due 01/15/2018	157,485	156,705
6.125% due 06/27/2017	15	15
6.300% due 04/23/2019	21,000	21,161
6.400% due 05/15/2038	36,411	36,575
6.625% due 03/15/2012	1,300	1,370
7.000% due 11/15/2009	6,645	6,750
7.875% due 06/15/2010	80	83
JPMorgan Chase & Co. CPI Linked Bond
3.574% due 02/15/2012	600	521
JPMorgan Chase Bank N.A.
0.959% due 06/13/2016	30,565	24,959
6.000% due 10/01/2017	319,450	311,430
JPMorgan Chase Capital XV
5.875% due 03/15/2035	12,135	9,732
JPMorgan Chase Capital XX
6.550% due 09/15/2066	37,900	30,180
JPMorgan Chase Capital XXI
1.966% due 02/02/2037	24,000	12,813
JPMorgan Chase Capital XXIII
1.883% due 05/15/2077	4,278	2,198
KeyBank N.A.
2.906% due 06/02/2010	292,100	283,655
7.413% due 05/06/2015	91,450	82,063
KeyCorp
6.500% due 05/14/2013	100,000	99,750
Kimco Realty Corp.
5.700% due 05/01/2017	2,000	1,661
Kreditanstalt fuer Wiederaufbau
4.875% due 06/17/2019	60,000	62,284
Landsbanki Islands HF
2.858% due 08/25/2009 (a)	1,500	52
Landwirtschaftliche Rentenbank
4.875% due 11/16/2015	175	190
LeasePlan Corp. NV
3.000% due 05/07/2012	205,000	205,944
Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)	25,870	3,945
2.911% due 08/21/2009 (a)	89,000	13,572
2.950% due 05/25/2010 (a)	108,850	16,600
3.011% due 12/23/2010 (a)	100	15
3.950% due 11/10/2009 (a)	100	15
5.625% due 01/24/2013 (a)	152,570	23,839
5.750% due 01/03/2017 (a)	200	0
6.200% due 09/26/2014 (a)	49,670	7,575
6.625% due 01/18/2012 (a)	350	53
6.750% due 12/28/2017 (a)	20,000	2
6.875% due 05/02/2018 (a)	122,732	20,251
7.000% due 04/16/2019 (a)	90	14
7.500% due 05/11/2038 (a)	85,000	8
7.875% due 11/01/2009 (a)	65	10
Liberty Mutual Group, Inc.
5.750% due 03/15/2014	10,200	8,086
Lincoln National Corp.
0.719% due 03/12/2010	31,900	31,135
Lloyds Banking Group PLC
5.920% due 09/29/2049	37,900	13,454
6.657% due 05/19/2049	200	72
Longpoint Re Ltd.
5.874% due 05/08/2010	87,500	85,050
M&I Marshall & Ilsley Bank
3.950% due 08/14/2009	2,190	2,188
5.250% due 09/04/2012	125	105
Macquarie Bank Ltd.
2.600% due 01/20/2012	200,000	201,328
Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014	21,000	20,475
5.750% due 09/15/2015	80,000	76,346
9.250% due 04/15/2019	12,250	13,808
Marshall & Ilsley Corp.
4.375% due 08/01/2009	13,800	13,803
5.350% due 04/01/2011	7,745	7,368
MBNA Capital B
1.828% due 02/01/2027	10,900	5,749
MBNA Corp.
6.125% due 03/01/2013	20,100	20,410
Mellon Funding Corp.
5.000% due 12/01/2014	100	102
Mercantile Bankshares Corp.
4.625% due 04/15/2013	3,390	3,061
Merrill Lynch & Co., Inc.
0.409% due 08/14/2009	45,000	44,878
0.427% due 03/23/2010	6,410	6,279
0.712% due 03/23/2010	21,500	21,168
0.726% due 12/04/2009	22,175	22,135
0.867% due 06/05/2012	128,460	114,446
0.892% due 09/09/2009	10,700	10,697
0.996% due 08/14/2009	35,175	35,176
1.083% due 02/15/2011	37,250	34,131
1.228% due 11/01/2011	123,800	113,576
1.236% due 02/05/2010	68,274	67,482
1.292% due 07/25/2011	147,030	136,215
1.591% due 01/15/2015	30,900	24,690
3.188% due 05/12/2010	183,145	182,160
4.125% due 09/10/2009	21,621	21,653
4.250% due 02/08/2010	12,960	13,013
5.000% due 01/15/2015	200	183
5.450% due 02/05/2013	114	111
5.450% due 07/15/2014	30	29
6.050% due 08/15/2012	538,998	540,952
6.150% due 04/25/2013	30,000	30,078
6.220% due 09/15/2026	115	95
6.400% due 08/28/2017	199,800	177,145
6.750% due 06/01/2028	115	81
6.875% due 04/25/2018	579,520	537,237
7.750% due 05/14/2038	100	93
MetLife, Inc.
5.375% due 12/15/2012	200	205
6.400% due 12/15/2066	70,400	50,468
Metropolitan Life Global Funding I
0.879% due 03/15/2012	400	379
0.894% due 05/17/2010	23,900	23,709
5.125% due 11/09/2011	4,325	4,474
5.125% due 04/10/2013	101,100	102,949
Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049	200	195
Monumental Global Funding II
0.659% due 09/22/2009	9,100	9,087
Monumental Global Funding Ltd.
1.009% due 06/15/2011	60,000	54,680
5.500% due 04/22/2013	52,400	50,615
Morgan Stanley
0.428% due 05/07/2010	41,745	41,131
0.550% due 04/19/2012	50,500	45,234
1.086% due 05/07/2010	58,650	57,809
1.221% due 01/15/2010	91,290	90,566
1.357% due 01/18/2011	144,000	139,567
1.399% due 01/09/2012	70,950	63,994
1.411% due 01/15/2010	21,830	21,638
1.449% due 01/09/2014	26,580	23,889
1.557% due 10/18/2016	115,000	93,175
1.611% due 10/15/2015	45,420	38,981
2.250% due 03/13/2012	365	368
3.006% due 05/14/2010	360,200	359,241
3.250% due 12/01/2011	100	104
4.250% due 05/15/2010	2,500	2,529
4.750% due 04/01/2014	6,159	5,826
5.050% due 01/21/2011	16,000	16,322
5.300% due 03/01/2013	6,529	6,621
5.375% due 10/15/2015	500	491
5.550% due 04/27/2017	2,900	2,704
5.625% due 01/09/2012	1,354	1,387
5.750% due 08/31/2012	312,375	323,076
5.750% due 10/18/2016	1,000	960
5.950% due 12/28/2017	111,800	107,454
6.000% due 05/13/2014	100	101
6.000% due 04/28/2015	116,800	116,693
6.250% due 08/28/2017	33,400	32,368
6.250% due 08/09/2026	225	210
6.600% due 04/01/2012	1,490	1,579
6.625% due 04/01/2018	13,700	13,680
6.750% due 04/15/2011	519	544
7.300% due 05/13/2019	300	312
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	22,300	19,546
Mystic Re Ltd.
10.668% due 06/07/2011	12,200	11,360
National Australia Bank Ltd.
0.688% due 09/11/2009	1,800	1,799
0.800% due 06/19/2017	75,000	62,953
0.831% due 06/29/2016	10,000	8,783
1.424% due 02/08/2010	68,700	68,699
5.350% due 06/12/2013	186,200	192,010
National City Bank
0.430% due 08/10/2009	15,000	14,966
0.704% due 06/18/2010	1,900	1,858
0.979% due 12/15/2016	8,090	5,660
0.999% due 06/07/2017	10,000	6,835

4.250% due 01/29/2010	2,200	2,212
4.500% due 03/15/2010	15,278	15,504
4.625% due 05/01/2013	8,400	8,027
6.200% due 12/15/2011	30,600	31,466
National City Bank of Kentucky
6.300% due 02/15/2011	2,225	2,253
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	140	153
10.375% due 11/01/2018	252	316
Nationwide Health Properties, Inc.
6.500% due 07/15/2011	13,000	12,815
Nationwide Life Global Funding I
1.026% due 05/19/2010	46,400	43,027
5.450% due 10/02/2012	6,900	6,765
New York Community Bank
3.000% due 12/16/2011	200	206
New York Life Global Funding
4.650% due 05/09/2013	14,600	14,827
Nordea Bank Sweden AB
8.950% due 11/29/2049	28,000	18,201
Northern Rock PLC
1.187% due 10/20/2009	5,000	4,973
5.625% due 06/22/2017	12,500	10,958
ORIX Corp.
5.480% due 11/22/2011	20,000	18,451
Osiris Capital PLC
3.981% due 01/15/2010	19,300	18,925
Pacific Life Global Funding
0.839% due 06/22/2011	17,406	15,306
5.150% due 04/15/2013	11,700	11,675
Pearson Dollar Finance PLC
5.700% due 06/01/2014	5,000	4,952
Pearson Dollar Finance Two PLC
5.500% due 05/06/2013	25,000	24,680
6.250% due 05/06/2018	28,000	26,901
Petroleum Export Ltd.
5.265% due 06/15/2011	17,552	16,917
Philip Morris Capital Corp.
7.500% due 07/16/2009	16,872	16,924
PMI Group, Inc.
6.000% due 09/15/2016	24,200	19,065
PNC Bank N.A.
1.416% due 08/05/2009	85,000	84,969
1.478% due 02/01/2010	10,000	9,868
PNC Funding Corp.
1.179% due 01/31/2012	9,000	8,294
5.125% due 12/14/2010	150	150
PNC Preferred Funding Trust I
8.700% due 03/29/2049	100	82
Premium Asset Trust
1.407% due 10/08/2009	44,950	41,806
Pricoa Global Funding I
1.139% due 01/30/2012	3,100	2,911
1.142% due 07/27/2009	3,700	3,695
1.446% due 06/04/2010	2,800	2,777
5.300% due 09/27/2013	21,000	19,517
Princeton University
4.950% due 03/01/2019	6,800	6,896
5.700% due 03/01/2039	10,000	10,049
Principal Life Income Funding Trusts
1.043% due 11/15/2010	1,000	950
5.100% due 04/15/2014	100	100
5.300% due 04/24/2013	148,700	148,535
5.550% due 04/27/2015	237,300	235,014
Progressive Corp.
6.700% due 06/15/2037	200	141
Protective Life Secured Trusts
0.481% due 11/09/2010	1,000	884
Prudential Financial, Inc.
1.570% due 06/10/2013	20,000	16,541
6.000% due 12/01/2017	40,000	37,691
6.100% due 06/15/2017	307	293
6.625% due 12/01/2037	8,200	7,117
Rabobank Nederland NV
11.000% due 12/29/2049	229,686	256,173
RBS Capital Trust I
4.709% due 12/29/2049	500	205
Regions Bank
7.500% due 05/15/2018	127,661	112,679
Regions Financial Corp.
0.774% due 06/26/2012	5,400	4,251
6.375% due 05/15/2012	125	115
Residential Reinsurance 2007 Ltd.
6.668% due 06/07/2010	12,500	11,851
7.918% due 06/07/2010	12,500	12,001
8.418% due 06/07/2010	12,500	11,925
10.918% due 06/07/2010	1,500	1,425
Residential Reinsurance 2008 Ltd.
7.418% due 06/06/2011	16,000	14,817
Resona Bank Ltd.
5.850% due 09/29/2049	37,950	28,690
Royal Bank of Canada
5.650% due 07/20/2011	125	133
Royal Bank of Scotland Group PLC
1.320% due 04/08/2011	1,600	1,598
2.625% due 05/11/2012	41,400	41,735
5.000% due 10/01/2014	200	160
6.375% due 02/01/2011	9,110	9,155
6.990% due 10/29/2049	91,500	44,891
7.640% due 03/29/2049	130,175	52,779
7.648% due 08/29/2049	10,195	5,055
9.118% due 03/31/2049	89,000	72,546
Santander Issuances S.A. Unipersonal
5.911% due 06/20/2016	7,900	7,130
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	214,900	159,258
Santander U.S. Debt S.A. Unipersonal
0.697% due 11/20/2009	161,000	160,001
Simon Property Group LP
4.600% due 06/15/2010	8,000	8,022
5.100% due 06/15/2015	200	183
5.250% due 12/01/2016	20,000	17,792
5.600% due 09/01/2011	5,000	5,060
5.750% due 12/01/2015	1,200	1,107
5.875% due 03/01/2017	8,000	7,356
6.100% due 05/01/2016	10,000	9,346
6.125% due 05/30/2018	2,000	1,863
SLM Corp.
0.729% due 09/15/2009	20,000	19,732
0.829% due 03/15/2011	72,620	62,322
1.232% due 07/27/2009	200,190	199,341
1.252% due 07/26/2010	31,155	28,285
1.322% due 10/25/2011	140,700	114,064
1.392% due 01/27/2014	3,390	2,359
1.766% due 01/01/2014	7,701	4,729
4.000% due 01/15/2010	6,500	6,297
4.500% due 07/26/2010	2,500	2,363
5.000% due 10/01/2013	7,600	6,155
5.125% due 08/27/2012	3,150	2,697
5.140% due 06/15/2016	100,000	69,602
5.375% due 01/15/2013	12,920	10,804
5.400% due 10/25/2011	4,270	3,843
8.450% due 06/15/2018	64,000	54,825
SLM Corp. CPI Linked Bond
1.096% due 03/15/2012	2,000	1,468
1.741% due 11/21/2013	270	179
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	114,000	91,687
Societe Financement de l’Economie Francaise
3.375% due 05/05/2014	77,300	77,606
Sovereign Bank
8.750% due 05/30/2018	10,000	9,849
State Street Capital Trust III
8.250% due 03/15/2042	11,700	9,890
State Street Capital Trust IV
1.629% due 06/01/2077	65,500	37,989
State Street Corp.
7.650% due 06/15/2010	175	180
Suffield CLO Ltd.
2.194% due 09/26/2014	2,782	2,668
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	100	92
Sun Life Financial Global Funding LP
0.755% due 07/06/2011	47,100	42,361
0.845% due 07/06/2010	46,191	44,840
SunTrust Bank
0.862% due 05/21/2012	9,050	8,043
6.375% due 04/01/2011	200	204
SunTrust Banks, Inc.
5.250% due 11/05/2012	1,045	1,066
Svensk ExportKredit AB
4.875% due 09/29/2011	125	132
5.125% due 03/01/2017	75	76
Swedbank AB
2.800% due 02/10/2012	1,500	1,519
TD North America LP
1.279% due 10/15/2009	16,000	15,936
TNK-BP Finance S.A.
6.125% due 03/20/2012	39,300	36,451
7.500% due 03/13/2013	50,000	46,375
Toll Road Investors Partnership II LP
0.000% due 02/15/2045	1,010	92
Toyota Motor Credit Corp.
4.250% due 03/15/2010	500	509
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	26,000	25,228
7.700% due 08/07/2013	400	385
8.700% due 08/07/2018	74,700	72,009
Travelers Cos., Inc.
6.250% due 06/15/2037	125	130
Travelers Property Casualty Corp.
5.000% due 03/15/2013	70	71
6.375% due 03/15/2033	33	35
U.S. Bancorp
1.416% due 02/04/2010	5,740	5,743
4.500% due 07/29/2010	150	153
U.S. Bank N.A.
6.375% due 08/01/2011	3,000	3,217
UBS AG
5.750% due 04/25/2018	143,350	130,773
5.875% due 12/20/2017	183,000	170,697
UBS Paine Webber Group, Inc.
7.625% due 12/01/2009	100	102
UBS Preferred Funding Trust I
8.622% due 10/29/2049	58,900	41,957
UBS Preferred Funding Trust II
7.247% due 06/29/2049	8,000	4,758
UBS Preferred Funding Trust V
6.243% due 05/29/2049	20,000	11,814
UFJ Finance Aruba AEC
6.750% due 07/15/2013	3,700	3,836
Union Planters Corp.
7.750% due 03/01/2011	500	486
US Bancorp
0.708% due 04/27/2012	14,750	14,861
USB Capital IX
6.189% due 04/15/2049	30,800	20,798
USB Realty Corp.
6.091% due 12/29/2049	38,000	22,053
Vita Capital III Ltd.
2.308% due 01/01/2011	8,000	7,311
VTB Capital S.A.
2.716% due 11/02/2009	5,000	4,969
6.875% due 05/29/2018	15,000	13,575
Wachovia Bank N.A.
0.721% due 05/25/2010	41,900	41,688
0.726% due 12/02/2010	125,950	124,288
0.959% due 03/15/2016	200	158
1.396% due 11/03/2014	5,200	4,321
4.875% due 02/01/2015	300	287
5.600% due 03/15/2016	19,800	18,620
6.600% due 01/15/2038	10,127	9,891
7.800% due 08/18/2010	6,600	6,871
Wachovia Capital Trust I
7.640% due 01/15/2027	1,370	1,087
Wachovia Capital Trust III
5.800% due 03/29/2049	158,615	95,201
Wachovia Capital Trust V
7.965% due 06/01/2027	5,361	4,385
Wachovia Corp.
0.718% due 12/01/2009	191,320	190,988
0.749% due 03/15/2011	48,900	47,208
0.818% due 06/01/2010	36,725	36,473
0.818% due 03/01/2012	43,975	41,649
1.162% due 07/26/2010	6,525	6,466
1.218% due 08/01/2013	13,550	12,177
1.230% due 04/23/2012	47,175	44,353
1.261% due 10/15/2011	112,325	106,749
1.379% due 10/28/2015	4,400	3,464
1.501% due 10/15/2016	58,870	45,574
2.798% due 05/01/2013	25,000	24,158
4.875% due 02/15/2014	21,280	20,813
5.300% due 10/15/2011	49,245	51,350
5.500% due 05/01/2013	165,569	171,239
5.500% due 08/01/2035	85	66
5.625% due 10/15/2016	92,200	88,208
5.700% due 08/01/2013	19,650	20,502
5.750% due 06/15/2017	22,480	22,213
5.750% due 02/01/2018	412,080	405,381
Wachovia Mortgage FSB
0.669% due 09/14/2009	45,985	45,843
4.125% due 12/15/2009	100	101
Wells Fargo & Co.
0.672% due 03/23/2010	100,180	99,884
0.729% due 09/15/2009	34,930	34,955
1.239% due 01/12/2011	10,000	9,759
1.272% due 10/28/2015	24,000	20,679
1.484% due 01/29/2010	76,600	76,528
3.000% due 12/09/2011	500	517
4.375% due 01/31/2013	22,050	22,265
4.625% due 08/09/2010	25,000	25,646
5.000% due 11/15/2014	100	100
5.125% due 09/01/2012	300	308
5.250% due 10/23/2012	1,000	1,036
5.625% due 12/11/2017	2,575	2,539
Wells Fargo Bank N.A.
4.750% due 02/09/2015	36,700	34,859
6.450% due 02/01/2011	5,672	5,933
Wells Fargo Capital X
5.950% due 12/15/2036	16,700	12,393
Wells Fargo Capital XIII
7.700% due 12/29/2049	221,604	184,072
Westpac Banking Corp.
3.250% due 12/16/2011	7,600	7,777
XL Capital Finance Europe PLC
6.500% due 01/15/2012	10,000	9,319
XL Capital Ltd.
5.250% due 09/15/2014	1,600	1,345
Xstrata Finance Canada Ltd.
5.500% due 11/16/2011	11,250	11,094
5.800% due 11/15/2016	1,000	897
ZFS Finance USA Trust I
5.875% due 05/09/2062	500	363

		30,957,540

INDUSTRIALS 5.3%
Abbott Laboratories
5.875% due 05/15/2016	140	153
Aetna, Inc.
6.000% due 06/15/2016	15,000	14,842
6.500% due 09/15/2018	12,000	12,042
AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	35,800	33,530
Alcoa, Inc.
5.550% due 02/01/2017	5,300	4,483
5.870% due 02/23/2022	2,000	1,574
6.000% due 07/15/2013	25,000	24,455
6.750% due 07/15/2018	38,700	34,390
Altria Group, Inc.
9.250% due 08/06/2019	8,800	9,898
9.700% due 11/10/2018	64,200	73,718
9.950% due 11/10/2038	185	214
America Movil SAB de C.V.
5.625% due 11/15/2017	25	24
America West Airlines LLC
6.870% due 01/02/2017	1,258	964
American Airlines Pass-Through Trust 2001-02
6.978% due 10/01/2012	8,898	8,498
AmerisourceBergen Corp.
5.625% due 09/15/2012	10,000	9,869
Amgen, Inc.
5.700% due 02/01/2019	28,026	29,622
5.850% due 06/01/2017	15,000	15,942
6.150% due 06/01/2018	4,500	4,900
6.375% due 06/01/2037	142	151
6.400% due 02/01/2039	30,015	31,991
6.900% due 06/01/2038	7,686	8,728
Anadarko Petroleum Corp.
6.125% due 03/15/2012	1,800	1,836
Anheuser-Busch Cos., Inc.
5.500% due 01/15/2018	9,100	8,802
Apache Corp.
7.950% due 04/15/2026	150	180
AstraZeneca PLC
5.400% due 09/15/2012	25	27
5.900% due 09/15/2017	69,200	74,223
6.450% due 09/15/2037	88,900	98,780
AutoZone, Inc.
4.750% due 11/15/2010	200	202
5.500% due 11/15/2015	10,050	9,963
5.875% due 10/15/2012	4,800	4,991
6.500% due 01/15/2014	40,000	41,542
6.950% due 06/15/2016	1,000	1,027
7.125% due 08/01/2018	27,000	28,625
Avnet, Inc.
6.625% due 09/15/2016	2,000	1,878
Avon Products, Inc.
5.125% due 01/15/2011	10,000	10,441
6.500% due 03/01/2019	28,300	31,073
Baker Hughes, Inc.
6.875% due 01/15/2029	100	105
Baxter International, Inc.
5.375% due 06/01/2018	10,000	10,490
BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013	145	151
5.125% due 03/29/2012	10,000	10,512
5.250% due 12/15/2015	82	86
Black & Decker Corp.
5.750% due 11/15/2016	20,000	18,848
8.950% due 04/15/2014	40,000	43,916
Boeing Co.
8.750% due 08/15/2021	50	64
Boston Scientific Corp.
5.125% due 01/12/2017	1,000	855
5.450% due 06/15/2014	2,000	1,850
6.000% due 06/15/2011	10,000	10,025
6.400% due 06/15/2016	2,000	1,870
Brown-Forman Corp.
1.308% due 04/01/2010	14,000	13,984
Brunswick Corp.
11.750% due 08/15/2013	18,000	13,410
Burlington Northern Santa Fe Corp.
7.290% due 06/01/2036	55	60
Campbell Soup Co.
4.500% due 02/15/2019	1,200	1,182
Canadian National Railway Co.
6.250% due 08/01/2034	100	106
Canadian Natural Resources Ltd.
4.900% due 12/01/2014	90	92
5.700% due 05/15/2017	590	597
6.250% due 03/15/2038	20,000	20,008
6.500% due 02/15/2037	25,000	25,011
6.700% due 07/15/2011	12,860	13,713
Cardinal Health, Inc.
5.800% due 10/15/2016	23,000	22,295
6.000% due 06/15/2017	10,600	9,972
Cascades, Inc.
7.250% due 02/15/2013	6,750	5,923
Caterpillar, Inc.
5.700% due 08/15/2016	100	102
6.050% due 08/15/2036	100	96
7.250% due 09/15/2009	200	202
CBS Corp.
5.625% due 08/15/2012	15,000	14,805
Centex Corp.
5.700% due 05/15/2014	1,500	1,369
6.500% due 05/01/2016	6,000	5,460
CIGNA Corp.
6.350% due 03/15/2018	20,000	17,732
Cisco Systems, Inc.
5.250% due 02/22/2011	500	527
5.500% due 02/22/2016	100	106
CITIC Resources Finance 2007 Ltd.
6.750% due 05/15/2014	17,900	16,647
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	158,770	162,938
CoBank ACB
7.875% due 04/16/2018	4,900	4,701
CODELCO, Inc.
6.150% due 10/24/2036	23,200	22,835
Colgate-Palmolive Co.
5.980% due 04/25/2012	150	163
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	345	394
Comcast Cable Communications LLC
7.125% due 06/15/2013	400	440
Comcast Corp.
1.439% due 07/14/2009	30,410	30,419
5.300% due 01/15/2014	11,810	12,229
5.700% due 05/15/2018	60	60
5.850% due 01/15/2010	420	427
5.850% due 11/15/2015	325	337
5.900% due 03/15/2016	5,000	5,179
6.300% due 11/15/2017	250	265
6.450% due 03/15/2037	22,000	21,729
6.500% due 01/15/2017	238	253
7.050% due 03/15/2033	725	773
Commercial Metals Co.
6.500% due 07/15/2017	15,660	13,581
7.350% due 08/15/2018	13,000	11,853
Computer Sciences Corp.
5.000% due 02/15/2013	5,000	4,995
5.500% due 03/15/2013	2,000	1,992
6.500% due 03/15/2018	25,045	25,634
ConocoPhillips
5.900% due 10/15/2032	300	298
Continental Airlines, Inc.
6.503% due 12/15/2012	9,220	8,575
6.820% due 05/01/2018	4,904	3,852
7.056% due 09/15/2009	40,459	40,054
7.487% due 10/02/2010	1,215	1,154
7.707% due 10/02/2022	2,640	2,152
Con-way, Inc.
7.250% due 01/15/2018	19,000	16,130
Costco Wholesale Corp.
5.500% due 03/15/2017	100	106
Coventry Health Care, Inc.
6.125% due 01/15/2015	7,500	6,300
Cox Communications, Inc.
6.450% due 12/01/2036	5,000	4,529
CRH America, Inc.
8.125% due 07/15/2018	10,000	9,642
CSX Corp.
5.600% due 05/01/2017	21,200	20,678
6.250% due 03/15/2018	5,852	5,912
6.750% due 03/15/2011	10,000	10,502
CVS Caremark Corp.
0.968% due 06/01/2010	138,040	137,098
5.750% due 08/15/2011	16,000	16,931
6.125% due 08/15/2016	6,745	6,997
Cytec Industries, Inc.
4.600% due 07/01/2013	2,000	1,805
8.950% due 07/01/2017 (c)	7,000	6,981
Daimler Finance North America LLC
1.466% due 08/03/2009	30,140	30,049
4.875% due 06/15/2010	19,300	19,320
5.750% due 09/08/2011	56,200	57,382
5.875% due 03/15/2011	50,500	51,363
6.500% due 11/15/2013	36,000	36,643
7.200% due 09/01/2009	400	402
7.300% due 01/15/2012	8,200	8,496
7.750% due 01/18/2011	28,500	29,713
8.000% due 06/15/2010	300	310
Darden Restaurants, Inc.
6.200% due 10/15/2017	14,000	13,308
Dell, Inc.
4.700% due 04/15/2013	149,700	154,249
5.650% due 04/15/2018	77,370	78,728
6.500% due 04/15/2038	95,000	90,889
Diageo Capital PLC
5.500% due 09/30/2016	50	52
DISH DBS Corp.
6.375% due 10/01/2011	75	73
7.000% due 10/01/2013	125	119
7.125% due 02/01/2016	1,250	1,172
Dow Chemical Co.
5.700% due 05/15/2018	500	443
8.550% due 05/15/2019	110	110
DR Horton, Inc.
5.625% due 09/15/2014	3,000	2,580
5.625% due 01/15/2016	10,000	8,250
6.125% due 01/15/2014	5,000	4,500
6.500% due 04/15/2016	31,000	26,660
E.I. Du Pont De Nemours & Co.
4.125% due 04/30/2010	200	204
4.750% due 11/15/2012	175	185
5.000% due 01/15/2013	300	316
5.250% due 12/15/2016	10,000	10,426
Eastman Kodak Co.
7.250% due 11/15/2013	890	547
Eaton Corp.
1.036% due 08/10/2009	25,000	25,012
Eaton Vance Corp.
6.500% due 10/02/2017	21,100	19,996
El Paso Corp.
7.000% due 05/15/2011	7,250	7,149
7.750% due 06/15/2010	6,500	6,540
7.750% due 01/15/2032	89,490	73,240
7.800% due 08/01/2031	10,475	8,591
7.875% due 06/15/2012	9,900	9,762
8.050% due 10/15/2030	9,100	7,611
9.625% due 05/15/2012	13,050	13,209
10.750% due 10/01/2010	24,700	25,282
El Paso Natural Gas Co.
8.375% due 06/15/2032	7,220	7,883
Electronic Data Systems Corp.
7.125% due 10/15/2009	2,640	2,689
Emerson Electric Co.
4.500% due 05/01/2013	95	98
Enbridge Energy Partners LP
5.875% due 12/15/2016	50	48
Enbridge, Inc.
4.900% due 03/01/2015	50	48
EnCana Corp.
4.600% due 08/15/2009	2,700	2,709
6.300% due 11/01/2011	10,000	10,746
6.500% due 08/15/2034	100	102
Energy Transfer Partners LP
5.650% due 08/01/2012	145	148
6.700% due 07/01/2018	1,000	1,024
Enterprise Products Operating LLC
4.950% due 06/01/2010	50	51
6.500% due 01/31/2019	25,000	25,453
7.500% due 02/01/2011	13,400	14,051
Erac USA Finance Co.
5.800% due 10/15/2012	10,000	9,368
6.375% due 10/15/2017	1,900	1,718
Expedia, Inc.
8.500% due 07/01/2016	16,500	15,922
Fortune Brands, Inc.
5.375% due 01/15/2016	33,600	30,871
Foster’s Finance Corp.
4.875% due 10/01/2014	6,000	5,504
Freeport-McMoRan Copper & Gold, Inc.
4.995% due 04/01/2015	35,530	33,302
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	100	102
Gannett Co., Inc.
5.750% due 06/01/2011	6,200	4,783
Gaz Capital S.A.
6.212% due 11/22/2016	41,800	35,112
6.510% due 03/07/2022	100	76
7.288% due 08/16/2037	43,160	32,587
7.343% due 04/11/2013	52,900	51,313
7.510% due 07/31/2013	35,000	33,923
8.146% due 04/11/2018	186,100	170,282
8.625% due 04/28/2034	164,600	161,925
Genentech, Inc.
4.750% due 07/15/2015	100	104
General Dynamics Corp.
4.500% due 08/15/2010	100	103
General Electric Co.
5.250% due 12/06/2017	31,648	31,132
General Mills, Inc.
5.250% due 08/15/2013	15,000	15,863
6.000% due 02/15/2012	10,000	10,773
11.973% due 10/15/2010	31,750	33,985
Georgia-Pacific LLC
7.000% due 01/15/2015	3,400	3,196
7.125% due 01/15/2017	300	280
GlaxoSmithKline Capital, Inc.
1.545% due 05/13/2010	28,900	29,108
4.375% due 04/15/2014	100	103
4.850% due 05/15/2013	28,530	29,880
5.650% due 05/15/2018	100,045	106,153
Hanson Ltd.
6.125% due 08/15/2016	20,000	14,970
Hasbro, Inc.
6.300% due 09/15/2017	8,995	8,773
HCA, Inc.
8.500% due 04/15/2019	1,700	1,674
9.250% due 11/15/2016	16,355	16,151
Hess Corp.
6.650% due 08/15/2011	200	213
Hewlett-Packard Co.
0.778% due 03/01/2012	4,500	4,435
6.500% due 07/01/2012	175	193
Historic TW, Inc.
9.125% due 01/15/2013	12,125	13,363
HJ Heinz Co.
5.350% due 07/15/2013	27,500	28,789
HJ Heinz Finance Co.
6.000% due 03/15/2012	23,000	24,182
Home Depot, Inc.
0.749% due 12/16/2009	44,400	44,270
3.750% due 09/15/2009	9,300	9,324
4.625% due 08/15/2010	215	219
5.400% due 03/01/2016	3,000	2,999
Honeywell International, Inc.
5.300% due 03/01/2018	20	21
6.125% due 11/01/2011	575	628
Hospira, Inc.
1.078% due 03/30/2010	1,800	1,784
International Business Machines Corp.
1.652% due 07/28/2011	39,300	39,562
5.700% due 09/14/2017	27,958	29,731
7.625% due 10/15/2018	170	204
International Paper Co.
5.250% due 04/01/2016	1,400	1,194
7.400% due 06/15/2014	7,000	6,978
7.950% due 06/15/2018	20,000	19,325
JC Penney Corp., Inc.
8.000% due 03/01/2010	26,100	26,392
Johnson & Johnson
6.950% due 09/01/2029	100	118
Johnson Controls, Inc.
5.500% due 01/15/2016	20,000	18,574
KB Home
5.750% due 02/01/2014	10,000	8,800
5.875% due 01/15/2015	5,000	4,250
6.250% due 06/15/2015	5,000	4,300
Kellogg Co.
5.125% due 12/03/2012	300	321
6.600% due 04/01/2011	10,000	10,720
Kerr-McGee Corp.
6.875% due 09/15/2011	10,000	10,553
KeySpan Corp.
4.650% due 04/01/2013	6,900	6,812
Kimberly-Clark Corp.
1.139% due 07/30/2010	3,100	3,105
Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	210	207
5.950% due 02/15/2018	29,370	28,797
6.950% due 01/15/2038	25,300	24,552
7.400% due 03/15/2031	220	215
9.000% due 02/01/2019	7,000	7,975
Kohl’s Corp.
6.250% due 12/15/2017	49,800	51,294
Kraft Foods, Inc.
1.456% due 08/11/2010	2,400	2,378
4.125% due 11/12/2009	100	101
5.625% due 11/01/2011	56,335	59,891
6.125% due 02/01/2018	150,100	155,450
6.125% due 08/23/2018	15,000	15,561
6.250% due 06/01/2012	10,000	10,787
6.500% due 08/11/2017	10	11
6.875% due 02/01/2038	67,400	71,433
Kroger Co.
5.500% due 02/01/2013	5,000	5,171
Lennar Corp.
5.500% due 09/01/2014	4,500	3,622
5.600% due 05/31/2015	4,000	3,170
5.950% due 10/17/2011	9,000	8,415
6.500% due 04/15/2016	4,000	3,220
Lexmark International, Inc.
5.900% due 06/01/2013	21,470	20,625
6.650% due 06/01/2018	13,000	11,374
Lockheed Martin Corp.
7.650% due 05/01/2016	4,600	5,402
Loews Corp.
5.250% due 03/15/2016	37,500	37,740
Lowe’s Cos., Inc.
5.000% due 10/15/2015	100	106
5.500% due 10/15/2035	50	46
Ltd. Brands, Inc.
5.250% due 11/01/2014	2,500	2,138
6.900% due 07/15/2017	74,395	64,469
Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012	11,500	10,475
5.875% due 01/15/2013	5,000	4,385
5.900% due 12/01/2016	15,000	12,238
7.450% due 07/15/2017	22,500	19,613
8.875% due 07/15/2015	43,610	42,268
Marathon Oil Corp.
6.000% due 10/01/2017	40,000	40,795
Marks & Spencer PLC
6.250% due 12/01/2017	2,200	1,933
Marriott International, Inc.
4.625% due 06/15/2012	15,000	14,946
5.810% due 11/10/2015	5,000	4,386
6.375% due 06/15/2017	11,400	10,849
Martin Marietta Materials, Inc.
1.189% due 04/30/2010	1,900	1,872
Masco Corp.
5.850% due 03/15/2017	9,020	7,216
5.875% due 07/15/2012	5,000	4,706
6.125% due 10/03/2016	12,200	10,257
7.125% due 08/15/2013	10,000	8,889
Mattel, Inc.
6.125% due 06/15/2011	10,000	10,180
Maytag Corp.
5.000% due 05/15/2015	10,000	8,683
McDonald’s Corp.
5.000% due 02/01/2019	200	205
5.300% due 03/15/2017	125	131
McKesson Corp.
5.700% due 03/01/2017	11,600	11,607
7.500% due 02/15/2019	8,000	9,025
MDC Holdings, Inc.
5.375% due 12/15/2014	12,000	11,294
7.000% due 12/01/2012	10,000	10,076
Medtronic, Inc.
4.375% due 09/15/2010	100	102
Miller Brewing Co.
5.500% due 08/15/2013	38,300	37,917
Motorola, Inc.
5.375% due 11/15/2012	7,500	7,034
8.000% due 11/01/2011	5,000	5,037
Nabors Industries, Inc.
6.150% due 02/15/2018	60,200	57,884
Newell Rubbermaid, Inc.
4.000% due 05/01/2010	6,786	6,809
6.250% due 04/15/2018	19,000	15,933
10.600% due 04/15/2019	12,000	13,822
Nordstrom, Inc.
6.250% due 01/15/2018	54,725	53,856
Norfolk Southern Corp.
6.750% due 02/15/2011	150	158
Northrop Grumman Space & Mission Systems Corp.
6.250% due 01/15/2010	5,000	5,112
Northwest Airlines, Inc.
7.150% due 04/01/2021	633	516
Northwest Pipeline GP
7.000% due 06/15/2016	113	119
Novartis Capital Corp.
4.125% due 02/10/2014	69	71
Novartis Securities Investment Ltd.
5.125% due 02/10/2019	71	73
NSTAR
8.000% due 02/15/2010	100	104
Nucor Corp.
5.850% due 06/01/2018	13,000	13,506
6.400% due 12/01/2037	600	618
Office Depot, Inc.
6.250% due 08/15/2013	8,000	6,480
Olin Corp.
6.750% due 06/15/2016	15,000	14,670
Omnicom Group, Inc.
5.900% due 04/15/2016	9,600	9,630
ONEOK Partners LP
6.150% due 10/01/2016	10,000	9,914
6.850% due 10/15/2037	31,800	30,290
Oracle Corp.
4.950% due 04/15/2013	15,030	15,758
5.000% due 01/15/2011	200	210
5.750% due 04/15/2018	15,935	16,838
6.500% due 04/15/2038	10,300	10,993
Packaging Corp. of America
5.750% due 08/01/2013	10,000	9,623
Pactiv Corp.
6.400% due 01/15/2018	6,745	6,093
PC Financial Partnership
5.000% due 11/15/2014	10,000	9,965
Peabody Energy Corp.
7.875% due 11/01/2026	21,095	18,300
Pemex Project Funding Master Trust
1.929% due 06/15/2010	5,900	5,819
9.125% due 10/13/2010	25	27
Pepsi Bottling Group, Inc.
7.000% due 03/01/2029	100	117
PepsiCo, Inc.
7.900% due 11/01/2018	700	853
Petronas Capital Ltd.
7.875% due 05/22/2022	160	194
Pfizer, Inc.
4.650% due 03/01/2018	150	143
Pharmacia Corp.
6.750% due 12/15/2027	5,000	5,274
Philip Morris International, Inc.
4.875% due 05/16/2013	62,800	65,983
5.650% due 05/16/2018	26,700	28,036
6.375% due 05/16/2038	34,800	37,101
Pitney Bowes, Inc.
4.750% due 01/15/2016	15,000	14,652
Plains All American Pipeline LP
5.625% due 12/15/2013	10,000	9,922
6.125% due 01/15/2017	25	24
PPG Industries, Inc.
6.650% due 03/15/2018	23,500	25,025
Praxair, Inc.
6.375% due 04/01/2012	200	221
President and Fellows of Harvard College
6.000% due 01/15/2019	54,800	59,889
6.500% due 01/15/2039	39,900	45,277
Procter & Gamble Co.
6.875% due 09/15/2009	100	101
Pulte Homes, Inc.
7.625% due 10/15/2017	2,500	2,250
Quest Diagnostics, Inc.
5.450% due 11/01/2015	1,900	1,845
RadioShack Corp.
7.375% due 05/15/2011	45,151	45,941
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	5,000	4,838
Rexam PLC
6.750% due 06/01/2013	16,500	16,003
Reynolds American, Inc.
1.329% due 06/15/2011	64,400	60,266
6.750% due 06/15/2017	10,400	9,725
7.250% due 06/01/2012	34,540	34,678
7.250% due 06/01/2013	94,600	97,397
7.250% due 06/15/2037	600	496
7.625% due 06/01/2016	3,000	3,013
7.750% due 06/01/2018	7,100	6,846
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015	7,836	7,039
Roche Holdings, Inc.
2.661% due 02/25/2011	313,000	316,621
6.000% due 03/01/2019	4,868	5,200
7.000% due 03/01/2039	306,873	356,491
Rockies Express Pipeline LLC
4.500% due 08/20/2009	3,800	3,801
Rogers Communications, Inc.
6.800% due 08/15/2018	100	107
Rohm & Haas Co.
6.000% due 09/15/2017	138,590	124,102
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010	1,000	1,005
RPM International, Inc.
6.500% due 02/15/2018	26,800	24,369
RR Donnelley & Sons Co.
5.625% due 01/15/2012	26,986	26,086
6.125% due 01/15/2017	10,000	8,809
11.250% due 02/01/2019 (l)	25,600	27,141
Ryder System, Inc.
5.850% due 11/01/2016	25,000	22,752
5.950% due 05/02/2011	5,000	4,991
6.000% due 03/01/2013	18,690	18,629
7.200% due 09/01/2015	28,000	28,109
Ryland Group, Inc.
5.375% due 01/15/2015	9,000	7,830
8.400% due 05/15/2017	3,000	2,895
SABMiller PLC
1.508% due 07/01/2009	30,000	30,000
6.500% due 07/01/2016	1,900	1,898
SCA Finans AB
4.500% due 07/15/2015	5,250	4,676
Seagate Technology HDD Holdings
6.375% due 10/01/2011	11,100	10,670
Sealed Air Corp.
5.625% due 07/15/2013	9,250	8,375
Siemens Financieringsmaatschappij NV
0.956% due 08/14/2009	96,900	96,816
5.500% due 02/16/2012	700	746
5.750% due 10/17/2016	21,100	21,926
6.125% due 08/17/2026	10,800	11,005
Sonat, Inc.
7.625% due 07/15/2011	25,100	24,723
Southern Co.
1.485% due 08/20/2010	120,000	120,037
Southwest Airlines Co.
5.125% due 03/01/2017	3,200	2,754
Spectra Energy Capital LLC
5.500% due 03/01/2014	23,850	24,008
6.200% due 04/15/2018	8,400	8,263
Staples, Inc.
9.750% due 01/15/2014	18,000	20,131
Suncor Energy, Inc.
6.100% due 06/01/2018	1,900	1,913
6.850% due 06/01/2039	400	394
Systems 2001 Asset Trust LLC
7.156% due 12/15/2011	12,241	12,260
Target Corp.
5.125% due 01/15/2013	700	742
5.375% due 05/01/2017	40	41
5.875% due 03/01/2012	175	189
6.000% due 01/15/2018	200	212
6.500% due 10/15/2037	3,700	3,750
7.000% due 01/15/2038	152,500	162,853
Tate & Lyle International Finance PLC
5.000% due 11/15/2014	12,000	10,781
Temple-Inland, Inc.
6.875% due 01/15/2018	7,430	6,668
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	14,800	14,166
Time Warner Cable, Inc.
5.400% due 07/02/2012	2,600	2,690
6.750% due 07/01/2018	155	162
Time Warner, Inc.
1.150% due 11/13/2009	192,978	192,535
5.500% due 11/15/2011	1,400	1,447
5.875% due 11/15/2016	2,000	1,974
6.500% due 11/15/2036	20,000	17,549
6.875% due 05/01/2012	350	375
7.625% due 04/15/2031	120	117
Toll Brothers Finance Corp.
5.950% due 09/15/2013	10,000	9,400
TransCanada Pipelines Ltd.
6.500% due 08/15/2018	75	82
7.125% due 01/15/2019	35,124	39,706
7.250% due 08/15/2038	110	125
7.625% due 01/15/2039	39,682	46,414
Transocean, Inc.
6.000% due 03/15/2018	3,000	3,124
6.625% due 04/15/2011	5,330	5,683
Tyco Electronics Group S.A.
6.000% due 10/01/2012	6,700	6,586
6.550% due 10/01/2017	7,500	6,819
Tyson Foods, Inc.
7.850% due 04/01/2016	18,908	18,328
8.250% due 10/01/2011	25,000	25,751
10.500% due 03/01/2014	3,500	3,815
UAL 1991 Equipment Trust AB
10.850% due 02/19/2015 (a)	2,380	738
Unilever Capital Corp.
7.125% due 11/01/2010	100	107
Union Pacific Corp.
5.450% due 01/31/2013	13,475	13,985
5.700% due 08/15/2018	1,700	1,706
6.125% due 02/15/2020	40,000	41,557
Union Pacific Railroad Co. 2003 Pass-Through Trust
4.698% due 01/02/2024	139	130
United Airlines, Inc.
6.071% due 03/01/2013	142	140
6.201% due 03/29/2049	307	304
6.602% due 03/01/2015	197	194
7.730% due 07/01/2010	9,936	9,738
8.030% due 01/01/2013 (a)	465	461
9.060% due 06/17/2015 (a)	3,558	22
9.200% due 03/29/2049 (a)	2,552	830
9.210% due 01/21/2017 (a)	8,959	69
10.020% due 03/22/2014 (a)	8,806	2,994
10.125% due 03/22/2015 (a)	10,851	4,937
10.360% due 11/13/2012 (a)	3,752	22
10.850% due 07/05/2014 (a)	34,086	46
11.080% due 05/27/2024 (a)(q)	5,249	7
United Rentals North America, Inc.
6.500% due 02/15/2012	10,000	9,750
United Technologies Corp.
5.375% due 12/15/2017	20	21
6.100% due 05/15/2012	150	162
UnitedHealth Group, Inc.
2.286% due 02/07/2011	20,700	20,524
4.875% due 02/15/2013	44,500	45,032
4.875% due 04/01/2013	175	176
6.000% due 02/15/2018	100,000	96,131
6.875% due 02/15/2038	5,350	4,961
Universal Health Services, Inc.
7.125% due 06/30/2016	17,575	17,661
UST, Inc.
5.750% due 03/01/2018	48,665	44,481
USX Corp.
9.375% due 02/15/2012	2,000	2,174
Vale Overseas Ltd.
6.250% due 01/23/2017	39,830	40,354
6.875% due 11/21/2036	39,878	38,028
Valero Energy Corp.
6.625% due 06/15/2037	25	21
9.375% due 03/15/2019	15,000	17,113
Viacom, Inc.
5.750% due 04/30/2011	15,200	15,570
6.250% due 04/30/2016	9,300	9,174
Vivendi
5.750% due 04/04/2013	145,000	146,076
6.625% due 04/04/2018	167,700	169,082
Walgreen Co.
5.250% due 01/15/2019	20	21
Wal-Mart Stores, Inc.
4.250% due 04/15/2013	3,300	3,433
4.550% due 05/01/2013	100	105
5.250% due 09/01/2035	60	57
5.800% due 02/15/2018	48,900	53,360
6.200% due 04/15/2038	21,800	23,476
6.500% due 08/15/2037	38,450	43,053
Walt Disney Co.
0.750% due 09/10/2009	44,490	44,511
1.192% due 07/16/2010	5,200	5,208
Waste Management, Inc.
5.000% due 03/15/2014	7,650	7,485
6.100% due 03/15/2018	1,800	1,777
7.125% due 12/15/2017	1,800	1,798
7.375% due 08/01/2010	100	104
7.375% due 03/11/2019	12,000	12,882
WEA Finance LLC
5.700% due 10/01/2016	2,300	1,994
Weatherford International, Inc.
5.950% due 06/15/2012	15,600	16,303
WellPoint Health Networks, Inc.
6.375% due 01/15/2012	10,360	10,798
WellPoint, Inc.
5.000% due 01/15/2011	11,000	11,282
Wesfarmers Ltd.
6.998% due 04/10/2013	48,200	50,743
Weyerhaeuser Co.
1.610% due 09/24/2009	1,700	1,678
6.750% due 03/15/2012	7,500	7,508
Whirlpool Corp.
5.500% due 03/01/2013	10,300	9,792
6.125% due 06/15/2011	12,000	11,756
6.500% due 06/15/2016	5,000	4,727
7.750% due 07/15/2016	11,000	10,787
8.600% due 05/01/2014	14,000	14,644
Williams Cos., Inc.
6.375% due 10/01/2010	14,750	14,753
8.125% due 03/15/2012	10,000	10,372
8.750% due 01/15/2020	10,000	10,443
Wyeth
5.500% due 03/15/2013	10,000	10,704
5.500% due 02/01/2014	25	27
5.500% due 02/15/2016	850	891
5.950% due 04/01/2037	250	259
Wynn Las Vegas LLC
6.625% due 12/01/2014	10,000	8,850
Xerox Corp.
1.363% due 12/18/2009	1,200	1,188
XTO Energy, Inc.
5.500% due 06/15/2018	115	115
Yum! Brands, Inc.
6.250% due 03/15/2018	2,000	2,061

		8,576,617

UTILITIES 2.3%
Alabama Power Co.
0.851% due 08/25/2009	17,000	17,007
5.500% due 10/15/2017	250	264
Alltel Corp.
7.000% due 07/01/2012	10,759	11,631
American Electric Power Co., Inc.
5.250% due 06/01/2015	8,300	8,156
Appalachian Power Co.
4.950% due 02/01/2015	25	24
5.650% due 08/15/2012	150	158
AT&T Corp.
7.300% due 11/15/2011	2,715	2,979
AT&T, Inc.
1.116% due 02/05/2010	113,570	113,666
4.125% due 09/15/2009	3,950	3,970
4.950% due 01/15/2013	176,990	184,267
5.100% due 09/15/2014	1,510	1,571
5.500% due 02/01/2018	203,300	203,318
5.625% due 06/15/2016	25	26
5.800% due 02/15/2019	146	148
6.300% due 01/15/2038	122,140	118,278
6.400% due 05/15/2038	75	74
6.450% due 06/15/2034	100	99
6.500% due 09/01/2037	309,500	307,645
6.550% due 02/15/2039	50	50
6.700% due 11/15/2013	100	110
AT&T Mobility LLC
6.500% due 12/15/2011	80	86
Baltimore Gas & Electric Co.
6.125% due 07/01/2013	30	31
BellSouth Corp.
4.200% due 09/15/2009	5,000	5,027
4.950% due 04/26/2021	428,850	438,233
5.200% due 09/15/2014	27,800	28,984
6.550% due 06/15/2034	20,000	19,647
British Telecommunications PLC
5.150% due 01/15/2013	450	449
9.125% due 12/15/2010	510	542
9.625% due 12/15/2030	250	278
Cable & Wireless Optus Finance Pty Ltd.
8.000% due 06/22/2010	14,265	14,726
CenturyTel, Inc.
6.000% due 04/01/2017	6,000	5,423
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	9,000	8,781
CMS Energy Corp.
7.750% due 08/01/2010	110	115
Consolidated Edison Co. of New York, Inc.
5.375% due 12/15/2015	100	104
5.850% due 04/01/2018	105,540	111,070
6.750% due 04/01/2038	90,000	101,249
7.500% due 09/01/2010	20,000	21,202
Consolidated Natural Gas Co.
6.250% due 11/01/2011	10,000	10,679
Constellation Energy Group, Inc.
4.550% due 06/15/2015	9,000	7,814
6.125% due 09/01/2009	7,000	7,031
Deutsche Telekom International Finance BV
6.750% due 08/20/2018	32,190	34,217
8.500% due 06/15/2010	770	810
Dominion Resources, Inc.
1.664% due 06/17/2010	7,600	7,565
5.200% due 01/15/2016	15,300	15,301
5.250% due 08/01/2033	70	69
5.600% due 11/15/2016	3,000	3,073
5.700% due 09/17/2012	100	106
6.400% due 06/15/2018	22,000	23,259
7.000% due 06/15/2038	25	27
Duke Energy Carolinas LLC
5.100% due 04/15/2018	12,000	12,430
5.625% due 11/30/2012	100	107
5.750% due 11/15/2013	290	312
6.050% due 04/15/2038	20,000	21,229
Duke Energy Corp.
6.300% due 02/01/2014	267	289
Duke Energy Ohio, Inc.
5.700% due 09/15/2012	135	137
EDF S.A.
5.500% due 01/26/2014	168,600	181,761
6.500% due 01/26/2019	167,790	184,073
6.950% due 01/26/2039	164,850	185,697
Embarq Corp.
6.738% due 06/01/2013	300	303
7.082% due 06/01/2016	33,169	32,433
Enel Finance International S.A.
5.700% due 01/15/2013	300	314
6.800% due 09/15/2037	1,700	1,768
Energy Future Holdings Corp.
10.875% due 11/01/2017	200	147
Entergy Gulf States, Inc.
1.068% due 12/01/2009	15,000	14,921
5.250% due 08/01/2015	400	382
5.700% due 06/01/2015	50	49
Exelon Corp.
4.900% due 06/15/2015	22,800	21,264
6.750% due 05/01/2011	200	209
Exelon Generation Co. LLC
6.200% due 10/01/2017	8,000	7,975
FirstEnergy Corp.
6.450% due 11/15/2011	12,300	12,847
Florida Power & Light Co.
5.850% due 02/01/2033	2,000	2,106
Florida Power Corp.
5.650% due 06/15/2018	70	75
FPL Group Capital, Inc.
1.494% due 06/17/2011	15,000	15,163
7.875% due 12/15/2015	8,000	9,496
France Telecom S.A.
7.750% due 03/01/2011	1,105	1,196
8.500% due 03/01/2031	90	116
GTE Corp.
6.940% due 04/15/2028	50	50
Indiana Michigan Power Co.
5.650% due 12/01/2015	425	421
Jersey Central Power & Light Co.
7.350% due 02/01/2019	52	57
KT Corp.
4.875% due 07/15/2015	100	91
MidAmerican Energy Co.
4.650% due 10/01/2014	100	104
MidAmerican Energy Holdings Co.
5.750% due 04/01/2018	65	68
6.125% due 04/01/2036	44,325	43,911
Midwest Generation LLC
8.300% due 07/02/2009	183	182
National Grid PLC
6.300% due 08/01/2016	4,500	4,629
Nevada Power Co.
6.750% due 07/01/2037	500	516
7.125% due 03/15/2019	165	177

New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	59,100	63,770
8.125% due 05/01/2012	476	533
8.750% due 03/01/2031	600	733
NGPL PipeCo. LLC
6.514% due 12/15/2012	175,030	183,651
7.119% due 12/15/2017	34,715	36,442
7.768% due 12/15/2037	5,800	6,349
NiSource Finance Corp.
1.231% due 11/23/2009	39,635	39,324
6.150% due 03/01/2013	12,000	11,941
Northern States Power Co.
4.750% due 08/01/2010	150	153
NV Energy, Inc.
6.750% due 08/15/2017	10	9
Ohio Edison Co.
5.450% due 05/01/2015	350	345
Oncor Electric Delivery Co.
6.800% due 09/01/2018	109	117
Pacific Gas & Electric Co.
1.598% due 06/10/2010	53,000	53,277
5.800% due 03/01/2037	525	529
8.250% due 10/15/2018	470	574
Pacificorp
5.500% due 01/15/2019	75	79
Peco Energy Co.
5.950% due 10/01/2036	50	51
Pepco Holdings, Inc.
1.292% due 06/01/2010	7,000	6,866
PPL Energy Supply LLC
5.700% due 10/15/2015	5,000	5,053
6.300% due 07/15/2013	10,000	10,496
6.400% due 11/01/2011	11,000	11,594
Progress Energy, Inc.
1.581% due 01/15/2010	3,500	3,490
7.050% due 03/15/2019	17,500	19,448
7.100% due 03/01/2011	23	24
7.750% due 03/01/2031	520	612
PSEG Energy Holdings LLC
8.500% due 06/15/2011	550	558
PSEG Power LLC
5.000% due 04/01/2014	10,425	10,523
5.500% due 12/01/2015	8,000	7,958
6.950% due 06/01/2012	172	185
Public Service Electric & Gas Co.
1.514% due 03/12/2010	10,400	10,388
5.700% due 12/01/2036	50	51
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	17,800	17,355
Qwest Corp.
3.879% due 06/15/2013	11,420	10,264
7.200% due 11/10/2026	2,150	1,634
7.500% due 06/15/2023	7,100	5,680
7.625% due 06/15/2015	2,450	2,315
7.875% due 09/01/2011	4,235	4,256
8.875% due 03/15/2012	27,175	27,515
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009	6	6
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	57,850	53,017
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	40,650	34,149
Sempra Energy
7.950% due 03/01/2010	7,135	7,393
9.800% due 02/15/2019	15,000	18,197
Southern California Edison Co.
5.500% due 08/15/2018	25	27
Southern California Gas Co.
5.750% due 11/15/2035	75	76
Sprint Capital Corp.
6.900% due 05/01/2019	2,700	2,248
8.375% due 03/15/2012	16,750	16,582
Sprint Nextel Corp.
6.000% due 12/01/2016	4,500	3,701
Telecom Italia Capital S.A.
1.508% due 02/01/2011	3,270	3,143
1.717% due 07/18/2011	4,250	4,064
4.875% due 10/01/2010	112	113
6.000% due 09/30/2034	122	103
6.999% due 06/04/2018	15,030	15,228
Telefonica Emisiones SAU
5.855% due 02/04/2013	114	120
6.221% due 07/03/2017	200	212
6.421% due 06/20/2016	196	210
Telefonica Europe BV
7.750% due 09/15/2010	2,000	2,111
Tenaska Alabama Partners LP
7.000% due 06/30/2021	88	76
Verizon Communications, Inc.
5.250% due 04/15/2013	58,415	61,375
5.500% due 04/01/2017	1,485	1,490
5.850% due 09/15/2035	115	107
6.100% due 04/15/2018	55,115	56,623
6.900% due 04/15/2038	14,955	15,635
7.350% due 04/01/2039	155	169
8.950% due 03/01/2039	688	871
Verizon Global Funding Corp.
6.875% due 06/15/2012	150	165
7.250% due 12/01/2010	1,010	1,076
7.375% due 09/01/2012	235	263
7.750% due 12/01/2030	415	464
Verizon New England, Inc.
6.500% due 09/15/2011	300	320
Verizon New Jersey, Inc.
5.875% due 01/17/2012	370	388
Verizon North Pass-Through Trust
5.604% due 01/01/2022	3,000	2,626
5.634% due 01/01/2021	3,000	2,576
Verizon Virginia, Inc.
4.625% due 03/15/2013	500	502
Verizon Wireless Capital LLC
3.316% due 05/20/2011	62,800	64,668
5.250% due 02/01/2012	26,900	28,393
5.550% due 02/01/2014	1,262	1,342
8.500% due 11/15/2018	340	407
Virginia Electric and Power Co.
5.400% due 04/30/2018	7,230	7,513
6.350% due 11/30/2037	25,500	27,454
8.875% due 11/15/2038	65	87
Vodafone Group PLC
0.940% due 02/27/2012	40,000	38,253
5.450% due 06/10/2019	130	128
5.625% due 02/27/2017	153	156
5.750% due 03/15/2016	545	560
6.150% due 02/27/2037	105	104
7.750% due 02/15/2010	140	145

		3,625,122

Total Corporate Bonds & Notes (Cost $44,815,285)		43,159,279

MUNICIPAL BONDS & NOTES 2.7%
Alameda County, California Unified School District General Obligation Bonds, (FSA Insured), Series 2004
0.000% due 08/01/2024	3,500	1,589
0.000% due 08/01/2025	3,000	1,262
Alameda, California Corridor Transportation Authority Revenue Bonds, (AMBAC Insured), Series 2004
0.000% due 10/01/2016	9,610	6,441
Alameda, California Corridor Transportation Authority Revenue Bonds, (MBIA Insured), Series 1999
6.600% due 10/01/2029	120	114
Albany, New York Industrial Development Agency Revenue Bonds, Series 1999
5.300% due 04/01/2029	3,265	2,314
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2000
9.250% due 11/15/2022	1,000	1,133
9.250% due 11/15/2030	15,830	17,928
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.000% due 11/15/2028	1,000	634
5.375% due 11/15/2040	50,800	30,394
Alpine, California Union School District General Obligation Bonds, (FSA Insured), Series 1999
0.000% due 08/01/2024	1,000	403
Anderson, Indiana Economic Development Revenue Bonds, Series 2007
5.000% due 10/01/2032	500	341
Apple Valley, California Certificates of Participation Bonds, (CM Insured), Series 2001
5.375% due 06/01/2021	1,650	1,712
Arizona State Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	6,500	3,992
Arizona State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
14.248% due 01/01/2032	4,815	5,280
19.373% due 01/01/2031	3,700	4,758
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
5.000% due 01/01/2035	5,000	5,030
8.530% due 01/01/2032	500	464
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2006
5.000% due 01/01/2037	2,700	2,688
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2009
5.000% due 01/01/2039	16,300	16,200
Arkansas State Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
0.000% due 07/01/2046	7,000	879
Aurora, Colorado Single Tree Metropolitan District General Obligation Bonds, Series 2006
5.500% due 11/15/2031	1,000	675
Austin Trust Various States Certificates of Participation Bonds, (FSA Insured), Series 2007
8.739% due 02/01/2037	25,000	23,614
Austin Trust Various States Certificates of Participation Bonds, (FSA Insured), Series 2008
12.838% due 05/01/2026	4,880	5,627
Austin Trust Various States General Obligation Bonds, (FSA Insured), Series 2008
7.985% due 07/01/2024	24,350	21,703
8.445% due 08/15/2033	6,425	5,635
12.936% due 08/01/2031	7,735	6,864
Austin Trust Various States General Obligation Bonds, (MBIA Insured), Series 2008
8.235% due 01/01/2028	20,600	16,307
Austin Trust Various States General Obligation Bonds, Series 2008
8.573% due 06/01/2034	19,835	18,429
8.846% due 06/01/2032	14,375	13,051
Austin Trust Various States Revenue Bonds, (AMBAC Insured), Series 2007
8.139% due 06/01/2037	5,000	5,000
Austin Trust Various States Revenue Bonds, Series 2007
8.732% due 10/01/2037	5,000	4,218
9.137% due 06/15/2038	69,000	67,332
Austin Trust Various States Revenue Bonds, Series 2008
8.845% due 08/15/2030	6,595	6,637
9.399% due 06/15/2037	14,850	14,323
12.978% due 11/01/2027	5,000	5,075
13.738% due 11/01/2027	5,000	5,586
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 05/15/2035	5,860	5,809
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (FSA Insured), Series 2006
5.000% due 11/15/2034	7,140	7,099
Badger, Wisconsin Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2017	2,500	2,769
6.375% due 06/01/2032	7,300	8,161
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
8.976% due 02/15/2037	6,115	6,210
Birdville, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2024	1,250	620
Blount County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2007
5.125% due 04/01/2023	1,325	979
Branson, Missouri Regional Airport Transportation Development District Revenue Bonds, Series 2007
6.000% due 07/01/2037	3,350	2,252
Burbank, California Public Financing Authority Revenue Tax Allocation Bonds, Series 2003
5.500% due 12/01/2028	1,135	922
5.500% due 12/01/2033	1,000	784
California State ABC Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2000
0.000% due 08/01/2023	2,000	932
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.350% due 11/15/2032	26,000	23,969
California State Bay Area Toll Authority Revenue Bonds, Series 2008
5.000% due 04/01/2034	11,300	10,701
California State Ceres Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2027	2,300	802
0.000% due 08/01/2028	2,825	915
0.000% due 08/01/2029	2,940	885
California State Chino Valley Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2006
0.000% due 08/01/2023	300	124
California State Covina-Valley Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2003
0.000% due 06/01/2025	3,130	1,269
California State Eastern Municipal Water District Certificates of Participation Bonds, Series 2008
5.000% due 07/01/2033	3,450	3,279
California State Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2001
0.000% due 10/01/2034	5,930	1,192
California State Educational Facilities Authority Revenue Bonds, Series 2006
5.000% due 01/01/2036	2,000	1,317
California State Educational Facilities Authority Revenue Bonds, Series 2007
4.750% due 10/01/2037	2,000	1,844
California State Educational Facilities Authority Revenue Bonds, Series 2009
5.000% due 10/01/2039	1,800	1,783
California State Educational Facilities Authority Revenue Notes, Series 2008
8.707% due 10/01/2015	12,750	10,755
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	105,990	84,761
California State General Obligation Bonds, Series 2006
5.000% due 09/01/2031	2,500	2,170
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2032	6,800	5,859
5.000% due 11/01/2032	58,130	50,035
5.000% due 06/01/2037	17,450	14,668
5.000% due 11/01/2037	115,560	97,062
5.000% due 12/01/2037	4,600	3,863
California State General Obligation Bonds, Series 2008
5.000% due 04/01/2038	10,000	8,381
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	69,600	68,515
7.500% due 04/01/2034	74,800	68,467
7.550% due 04/01/2039	76,500	69,722
California State Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2002
5.125% due 01/01/2022	5,500	5,296
5.250% due 01/01/2026	3,875	3,647
California State Health Facilities Financing Authority Revenue Bonds, Series 2003
5.000% due 03/01/2033	4,000	3,282
California State JPMorgan Chase Putters/Drivers Trust Revenue Notes, Series 2008
13.759% due 07/01/2012	3,335	3,207
California State Las Virgenes Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 09/01/2026	6,140	2,449
California State Lee Lake Water District Community Facilities District No. 2 Special Tax Bonds, Series 2002
6.125% due 09/01/2032	825	679
California State Municipal Finance Authority Revenue Bonds, Series 2008
7.000% due 10/01/2039	500	406
California State Public Works Board Revenue Bonds, Series 2003
5.375% due 04/01/2028	1,105	982
California State Saugus-Hart School Facilities Financing Authority Special Tax Bonds, Series 2002
6.100% due 09/01/2032	1,140	934
6.125% due 09/01/2033	2,155	1,767
California State Southern Mono Health Care District General Obligation Bonds, (MBIA Insured), Series 2002
0.000% due 08/01/2026	1,800	551
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	2,915	2,671
5.750% due 06/01/2029	3,000	2,296
6.000% due 06/01/2035	10,000	7,277
6.125% due 06/01/2038	2,000	1,411
6.125% due 06/01/2043	2,000	1,313
California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2028 (f)	15,000	8,900
0.000% due 06/01/2033	10,625	1,090
California State Tobacco Securitization Authority Revenue Bonds, Series 2005
5.400% due 06/01/2027	10,000	7,866
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	5,100	4,776
California State University Revenue Bonds, Series 2009
5.250% due 11/01/2038	5,000	4,681
California State William S. Hart Joint School Financing Authority Revenue Bonds, Series 2004
5.625% due 09/01/2034	2,000	1,738
California Statewide Communities Development Authority Certificates of Participation Bonds, Series 1999
6.100% due 11/01/2015 (q)	1,170	1,146
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.250% due 08/01/2024	10,000	10,669
California Statewide Communities Development Authority Revenue Bonds, Series 2000
6.750% due 10/01/2030	3,000	2,565
California Statewide Communities Development Authority Revenue Bonds, Series 2001
6.625% due 11/01/2031	4,085	3,203
California Statewide Communities Development Authority Revenue Bonds, Series 2003
7.250% due 10/01/2033	2,500	2,163
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.125% due 07/15/2031	2,500	1,653
5.250% due 07/01/2042	1,250	759
5.500% due 07/01/2037	975	675
5.500% due 11/01/2038	2,750	1,728
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	20,000	14,213
Capistrano, California Unified School District Special Tax Bonds, Series 1999
5.700% due 09/01/2020	1,085	1,115
Capistrano, California Unified School District Special Tax Bonds, Series 2002
6.000% due 09/01/2032	2,000	2,347
Carlsbad, California Special Assessment Bonds, Series 2004
6.000% due 09/02/2034	1,000	765
Chicago, Illinois Board of Education General Obligation Bonds, (MBIA-FGIC Insured), Series 1998
0.000% due 12/01/2031	4,500	1,061
Chicago, Illinois Board of Education General Obligation Bonds, (MBIA-FGIC Insured), Series 1999
0.000% due 12/01/2016	15,535	11,207
0.000% due 12/01/2028	26,000	7,877
Chicago, Illinois General Obligation Bonds, (MBIA-FGIC Insured), Series 1999
0.000% due 01/01/2037	32,670	6,823
0.000% due 01/01/2038	29,145	5,718
0.000% due 01/01/2039	32,670	6,019
Chicago, Illinois General Obligation Bonds, Series 2008
5.250% due 01/01/2033	21,500	20,934
9.560% due 01/01/2033	5,500	5,210
Chicago, Illinois General Obligation Bonds, Series 2009
5.000% due 01/01/2034	24,535	23,728
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
8.514% due 01/01/2014	24,175	20,809
Chicago, Illinois O’Hare International Airport Revenue Bonds, (MBIA-FGIC Insured), Series 2005
5.000% due 01/01/2033	42,500	40,798
Chicago, Illinois Special Assessment Bonds, Series 2003
6.625% due 12/01/2022	1,600	1,303
6.750% due 12/01/2032	3,456	2,637
Chicago, Illinois Tax Allocation Notes, Series 2004
6.570% due 02/15/2013	2,550	2,453
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	43,020	44,535
6.899% due 12/01/2040	393,040	420,580
Chula Vista, California Community Facilities District Special Tax Bonds, Series 2002
6.150% due 09/01/2026	2,500	2,334
6.200% due 09/01/2033	6,000	5,399
Chula Vista, California Community Facilities District Special Tax Bonds, Series 2003
5.750% due 09/01/2033	1,600	1,224
Chula Vista, California Community Facilities District Special Tax Bonds, Series 2005
5.250% due 09/01/2030	1,980	1,235
Chula Vista, California Community Facilities District Special Tax Bonds, Series 2006
5.125% due 09/01/2036	4,770	3,156
Chula Vista, California Special Tax Bonds, Series 2002
6.050% due 09/01/2025	1,160	1,254
Clark County, Nevada General Obligation Bonds, (FSA Insured), Series 2006
4.750% due 06/01/2030	5,400	4,837
Clark County, Nevada General Obligation Notes, (FGIC Insured), Series 2006
8.569% due 11/01/2013	4,245	3,185
Clark County, Nevada Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2040	4,500	4,180
Clovis, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2020	400	218
0.000% due 08/01/2023	2,000	882
0.000% due 08/01/2025	3,535	1,315
0.000% due 08/01/2027	2,500	794
Colorado State Board of Governors Revenue Bonds, Series 2009
5.000% due 03/01/2039	2,000	2,012
Colorado State E-470 Public Highway Authority Revenue Bonds, (MBIA Insured), Series 2006
0.000% due 09/01/2035	20,000	2,187
0.000% due 09/01/2037	15,000	1,393
Colorado State Health Facilities Authority Revenue Bonds, Series 2007
5.900% due 08/01/2037	1,000	676
Comal, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
8.040% due 02/01/2034	6,825	5,933
Cook County, Illinois General Obligation Notes, (AMBAC Insured), Series 2006
8.502% due 11/15/2013	10,025	9,042
8.504% due 11/15/2013	5,645	4,862
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	500	384
Cypress-Fairbanks, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2006
8.764% due 02/15/2014	6,500	6,514
Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2008
5.250% due 12/01/2038	10,000	10,193
Delaware County, Pennsylvania Authority Revenue Bonds, Series 2001
5.800% due 10/01/2017	2,575	2,587
Denton, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2026	6,000	2,537
0.000% due 08/15/2027	6,000	2,392
0.000% due 08/15/2028	5,000	1,878
0.000% due 08/15/2029	6,000	2,124
0.000% due 08/15/2030	2,000	667
0.000% due 08/15/2031	8,000	2,513
Denton, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2025	4,000	1,794
Denver, Colorado City & County School District No. 1 General Obligation Bonds, Series 2009
5.000% due 12/01/2029	2,500	2,573
Detroit, Michigan Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2034	1,300	1,147
Detroit, Michigan School District General Obligation Bonds, (FGIC/Q-SBLF Insured), Series 1998
4.750% due 05/01/2028	4,500	3,801
District of Columbia Revenue Bonds, Series 2009
5.250% due 12/01/2034	2,300	2,403
5.750% due 10/01/2039	4,000	4,086
District of Columbia Water & Sewer Authority Revenue Bonds, Series 2009
5.500% due 10/01/2039	11,000	11,353
Eagle County, Colorado School District No. 50J General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 12/01/2026	2,500	2,595
East Bay, California Municipal Utility District Revenue Bonds, (FSA-CR/FGIC Insured), Series 2007
5.000% due 06/01/2032	5,500	5,448
East Lansing, Michigan Economic Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2037	775	482
East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	1,400	947
Empire Union, California School District Special Tax Bonds, (AMBAC Insured), Series 2002
0.000% due 10/01/2030	1,560	415
0.000% due 10/01/2032	1,265	290
Escondido, California Union School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2027	1,000	366
Eureka, California Union School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2027	2,440	885
Florida State Board of Education General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 06/01/2037	16,720	15,758
Florida State Board of Education General Obligation Bonds, (ST-GTD Insured), Series 2005
4.750% due 06/01/2035	1,500	1,431
Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2034	1,000	965
5.000% due 06/01/2035	115	115
Florida State Board of Education General Obligation Bonds, Series 2009
5.000% due 06/01/2034	13,465	13,464
Florida State Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	3,250	2,361
Florida State General Obligation Bonds, Series 2008
5.250% due 07/01/2037	100	102
Florida State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
19.851% due 12/01/2026	2,755	3,944
Florida State Turnpike Authority Revenue Bonds, Series 2008
9.300% due 07/01/2035	5,000	4,606
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1995
0.000% due 01/01/2025	7,100	3,427
0.000% due 01/01/2026	3,270	1,489
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1999
0.000% due 01/15/2033	5,000	802
0.000% due 01/15/2034	5,000	742
Fort Bend County, Texas General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 03/01/2031	500	489
Fremont, California Community DACS District No. 1 Special Tax Bonds, Series 2001
6.300% due 09/01/2031	5,000	4,086
Fremont, California Community DACS District No. 1 Special Tax Bonds, Series 2005
5.300% due 09/01/2030	1,250	912
Gainesville, Florida Revenue Bonds, (FSA Insured), Series 2005
4.750% due 10/01/2036	6,820	7,711
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	20,200	17,120
5.000% due 06/01/2038	45,000	37,649
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039	700	814
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (f)	7,000	2,956
5.000% due 06/01/2033	25,300	16,968
5.125% due 06/01/2047	37,000	20,027
5.750% due 06/01/2047	67,100	40,310
Harris County, Texas Flood Control District General Obligation Notes, Series 2008
8.710% due 10/01/2014	7,900	7,677
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2003
5.375% due 11/15/2035	1,355	1,539
Hillside, Illinois Tax Allocation Bonds, Series 2008
6.550% due 01/01/2020	4,170	3,493
7.000% due 01/01/2028	2,740	2,125
Houston, Texas Housing Finance Corp. Revenue Notes, (GNMA Insured), Series 2001
6.600% due 03/20/2010	57	58
Houston, Texas Port Authority General Obligation Bonds, Series 2008
5.625% due 10/01/2038	1,000	900
Houston, Texas Revenue Bonds, (AGC Insured), Series 2009
5.375% due 11/15/2038	13,000	13,073
Houston, Texas Revenue Notes, (FSA Insured), Series 2008
8.892% due 11/15/2015	5,000	4,738
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 1998
0.000% due 12/01/2028	8,720	3,264
Huntington Beach, California Community Facilities District Special Tax Bonds, Series 2002
6.300% due 09/01/2032	1,750	1,375
Huntsville-Redstone Village, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 01/01/2043	1,600	1,044
Illinois State Educational Facilities Authority Revenue Bonds, Series 2005
9.040% due 07/01/2033	1,195	1,206
Illinois State Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	1,050	775
Illinois State Finance Authority Revenue Bonds, Series 2007
5.500% due 05/15/2037	1,500	888
5.750% due 05/15/2031	2,000	1,380
6.000% due 11/15/2037	1,500	825
7.000% due 12/01/2037	3,800	2,441
Illinois State Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035	1,000	734
Illinois State Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037	45,400	47,060
5.750% due 07/01/2033	10,500	11,285
Illinois State Finance Authority Revenue Notes, Series 2009
5.000% due 07/01/2017	8,800	9,700
Illinois State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
19.433% due 06/01/2026	2,315	3,142
Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (MBIA Insured), Series 2002
0.000% due 12/15/2030	60,000	16,169
0.000% due 12/15/2032	55,000	12,561
0.000% due 12/15/2033	50,000	10,596
0.000% due 06/15/2038	2,460	385
Illinois State Regional Transportation Authority Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 07/01/2025	1,000	1,028
Illinois State Revenue Bonds, (MBIA-FGIC Insured), Series 2002
5.750% due 06/15/2019	6,250	7,302
Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	5,800	6,007
Illinois State Toll Highway Authority Revenue Bonds, Series 2009
6.184% due 01/01/2034	10,000	10,143
Indiana State Anderson School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.750% due 01/15/2027	2,715	2,729
4.750% due 01/15/2028	2,000	1,993
Indiana State Bond Bank Revenue Bonds, (FSA Insured), Series 2007
9.040% due 02/01/2033	3,770	2,895
Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 03/01/2037	4,000	3,373
Indiana University Revenue Notes, Series 2008
9.216% due 12/15/2015	8,955	8,954
Iowa State Finance Authority Revenue Bonds, Series 2007
5.625% due 12/01/2045	3,115	1,410
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	16,100	10,811
6.500% due 06/01/2023	49,760	37,285
Jurupa, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 05/01/2027	1,900	654
Kane & Du Page Counties, Illinois Community United School District No. 303 General Obligation Bonds, (FSA Insured), Series 2002
5.500% due 01/01/2015	100	111
Keller, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2008
8.690% due 08/15/2015	8,000	7,562
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	3,000	2,932
King County, Washington General Obligation Bonds, Series 2009
5.250% due 01/01/2039	9,315	9,496
King County, Washington General Obligation Notes, Series 2008
8.710% due 01/01/2016	22,800	21,767
King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	18,400	18,105
Kings Canyon, California Joint Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2027	2,450	889
Lake County, Illinois Community High School District No. 127-Grayslake General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 02/01/2019	5,000	3,303
0.000% due 02/01/2020	5,000	3,098
0.000% due 02/01/2022	5,690	3,119
Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2008
5.000% due 02/01/2031	2,125	2,020
5.000% due 02/01/2032	2,305	2,149
5.000% due 02/01/2033	8,300	7,674
5.000% due 02/01/2034	415	382
5.000% due 02/01/2035	9,150	8,389
5.000% due 02/01/2036	9,605	8,770
Lenexa, Kansas Revenue Bonds, Series 2007
5.500% due 05/15/2039	500	322
Long Beach, California Community College District General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 05/01/2032	17,300	16,354
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	4,900	4,778
Los Angeles, California Community College District General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 08/01/2027	200	201
5.000% due 08/01/2032	30,300	28,826
Los Angeles, California Community College District General Obligation Bonds, Series 2008
5.000% due 08/01/2033	3,100	2,966
Los Angeles, California Community Redevelopment Agency Tax Allocation Bonds, Series 2001
5.875% due 09/01/2026	520	404
6.000% due 09/01/2031	325	248
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2037	14,100	13,408
5.000% due 07/01/2038	6,150	5,922
Los Angeles, California Department of Water & Power Revenue Bonds, (FSA Insured), Series 2005
4.750% due 07/01/2036	800	734
16.128% due 07/01/2035	12,500	10,328
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2008
5.250% due 07/01/2038	13,000	12,809
Los Angeles, California Department of Water & Power Revenue Notes, (FSA Insured), Series 2006
8.554% due 07/01/2013	8,850	7,390
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	6,295	6,043
4.500% due 07/01/2023	7,380	7,028
4.500% due 07/01/2024	6,590	6,232
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2008
8.260% due 07/01/2023	10,200	9,227
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
4.500% due 07/01/2025	5,400	5,010
4.500% due 01/01/2028	8,740	7,829
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2008
8.250% due 07/01/2025	17,100	14,628
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	19,305	15,192
Maine State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
5.000% due 07/01/2039	5,000	5,000
Manhattan Beach, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2001
0.000% due 09/01/2025	1,000	376
Manteca, California Unified School District Special Tax Bonds, (MBIA Insured), Series 2001
0.000% due 09/01/2025	2,365	923
Massachusetts State General Obligation Bonds, Series 2001
5.500% due 11/01/2014	2,235	2,571
Massachusetts State General Obligation Bonds, Series 2003
5.500% due 10/01/2017	3,700	4,297
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2009
5.500% due 11/15/2036	224,100	240,518
Massachusetts State School Building Authority Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 08/15/2037	1,000	1,001
Massachusetts State Water Pollution Abatement Revenue Bonds, Series 2007
5.000% due 08/01/2037	11,000	11,175
Massachusetts State Water Resources Authority Revenue Bonds, (FSA Insured), Series 2005
9.600% due 08/01/2032	250	256
Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2034	10,000	10,039
Mesquite, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
0.000% due 08/15/2016	1,365	1,045
0.000% due 08/15/2018	1,000	674
0.000% due 08/15/2019	1,000	633
0.000% due 08/15/2020	1,000	594
Michigan City, Indiana Area-Wide School Building Corp. Revenue Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 01/15/2021	2,500	1,405
0.000% due 07/15/2021	1,000	546
0.000% due 01/15/2022	1,000	528
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008
7.000% due 10/01/2036 (q)	110	90
Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2022	775	581
5.000% due 09/01/2036	1,500	920
Michigan State Star International Academy Certificates of Participation Bonds, Series 2007
6.125% due 03/01/2037	1,460	1,051
Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	325	217
Michigan Technical University Revenue Bonds, (XLCA Insured), Series 2003
5.000% due 10/01/2033	750	749
Milwaukee, Wisconsin Redevelopment Authority Revenue Bonds, Series 2007
5.650% due 08/01/2037	1,250	797
Minnehaha County, South Dakota Revenue Bonds, Series 2007
5.375% due 12/01/2027	1,705	1,121
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 01/15/2037	12,360	12,569
Missouri State Heath & Educational Facilities Authority Revenue Bonds, Series 2008
5.375% due 03/15/2039	8,000	8,352
Missouri State Joint Municipal Electric Utility Commission Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 01/01/2042	39,525	35,154
Monrovia, California Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
5.125% due 12/01/2031	2,385	2,394
Montclair, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2001
5.300% due 10/01/2030	5,820	4,960
Montebello, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
0.000% due 08/01/2024	1,485	655
Montebello, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2024	1,500	652
0.000% due 08/01/2025	2,830	1,140
0.000% due 08/01/2027	2,775	962
Moreno Valley, California Unified School District Community Facilities District Special Tax Bonds, Series 2005
5.200% due 09/01/2036	4,585	3,140
Morgan Hill, California Unified School District General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 08/01/2023	2,400	1,321
Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 2009
5.000% due 10/01/2039	10,300	10,340
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.700% due 01/01/2043	1,300	986
Naugatuck, Connecticut Borough General Obligation Bonds, (FSA-CR/FGIC Insured), Series 2003
5.910% due 06/01/2033	165	166
Nevada State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, Series 2008
14.640% due 06/01/2028	7,830	7,249
Nevada State System of Higher Education Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 07/01/2030	10,000	9,771
Nevada State Truckee Meadows Water Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 07/01/2036	5,560	5,145
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
5.875% due 05/15/2016	2,510	2,248
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Series 2003
5.500% due 07/01/2033	2,000	1,177
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	14,600	9,580
5.000% due 06/01/2041	32,555	17,641
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2009
6.875% due 12/15/2039	25,000	25,458
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040	155	181
New Mexico State Finance Authority Revenue Bonds, Series 2006
5.000% due 12/15/2026	5,000	5,224
New York City, New York General Obligation Bonds, Series 2009
6.491% due 03/01/2021	190	201
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2037	800	751
8.060% due 06/15/2033	3,750	3,024
12.687% due 06/15/2039	8,160	7,829
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
4.750% due 06/15/2035	20,185	19,063
5.000% due 06/15/2037	9,920	9,744
5.000% due 06/15/2038	1,240	1,225
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2008
5.750% due 06/15/2040	9,685	10,282
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.000% due 06/15/2040	2,700	2,642
5.250% due 06/15/2040	5,500	5,568
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2008
8.728% due 06/15/2015	10,200	8,990
9.182% due 12/15/2013	5,000	4,862
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2009
5.250% due 01/15/2039	11,000	10,934
New York State Counties Tobacco Trust II Revenue Bonds, Series 2001
5.625% due 06/01/2035	8,000	6,005
New York State Counties Tobacco Trust III Revenue Bonds, Series 2005
6.000% due 06/01/2027	15,770	12,068
New York State Dormitory Authority Revenue Bonds, (MBIA-FHA Insured), Series 2001
5.400% due 02/01/2031	95	94
5.500% due 02/01/2041	1,435	1,391
New York State Dormitory Authority Revenue Bonds, (Radian Insured), Series 2003
5.000% due 07/01/2027	2,000	1,688
New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 07/01/2035	2,000	2,031
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2029	7,500	7,619
5.000% due 07/01/2038	3,550	3,481
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 07/01/2039	10,000	10,165
New York State Environmental Facilities Corp. Revenue Bonds, Series 2007
5.000% due 09/15/2032	9,500	9,614
New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034	10,000	9,971
5.125% due 06/15/2038	35,000	35,257
New York State Housing Finance Agency Revenue Bonds, Series 2007
5.000% due 03/15/2032	4,700	4,693
New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
10.191% due 09/15/2029	13,810	15,779
New York State JPMorgan Chase Putters/Drivers Trust Revenue Notes, Series 2008
9.425% due 07/15/2012	6,820	7,697
14.041% due 06/15/2011	6,645	6,779
New York State Liberty Development Corp. Revenue Bonds, Series 2006
8.800% due 10/01/2035	446	371
8.820% due 10/01/2035	12,815	10,669
New York State Metropolitan Transportation Authority Revenue Bonds, (MBIA-FGIC Insured), Series 2002
5.000% due 07/01/2025	6,040	6,098
New York State Metropolitan Transportation Authority Revenue Bonds, (MBIA-FGIC Insured), Series 2003
5.000% due 11/15/2032	200	191
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2009
7.336% due 11/15/2039	120	142
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.250% due 09/15/2023	1,800	1,807
5.750% due 11/01/2030	3,500	3,533
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 11/15/2032	4,000	4,010
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2007
5.000% due 11/15/2032	4,755	4,768
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2038	15,000	14,840
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2009
5.000% due 11/15/2029	14,620	14,915
5.250% due 11/15/2034	13,000	13,318
New York State TSASC, Inc. Revenue Bonds, Series 2006
5.000% due 06/01/2034	23,000	15,781
New York State Urban Development Corp. Revenue Bonds, Series 2005
5.000% due 03/15/2035	3,250	3,166
New York State Urban Development Corp. Revenue Bonds, Series 2009
5.250% due 03/15/2038	3,000	3,038
Newark, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2026	3,245	1,290
North Carolina State Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	633
North Carolina State Medical Care Commission Revenue Bonds, Series 2008
6.000% due 04/01/2038	1,500	1,108
North Oaks, Minnesota Revenue Bonds, Series 2007 6.000% due 10/01/2033	1,070	878
6.125% due 10/01/2039	620	507
North Texas State Municipal Water District Revenue Bonds, (MBIA Insured), Series 2006
5.000% due 09/01/2035	200	200
North Texas State Municipal Water District Revenue Notes, (MBIA Insured), Series 2008
8.892% due 09/01/2014	8,750	8,770
Northwest Harris County, Texas Municipal Utility District No. 16 General Obligation Bonds, (Radian Insured), Series 2002
5.300% due 10/01/2029	2,105	2,111
Oakland, California General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
5.000% due 01/15/2027	8,670	8,090
5.000% due 01/15/2032	11,135	9,892
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	11,000	7,087
5.875% due 06/01/2030	13,800	9,669
5.875% due 06/01/2047	381,300	215,720
Orange County, Florida Housing Finance Authority Revenue Bonds, Series 2002
5.250% due 01/01/2028	1,000	1,004
Oregon State Department of Administrative Services Revenue Bonds, Series 2009
5.000% due 04/01/2029	1,550	1,598
Palm Beach County, Florida Revenue Bonds, Series 2008
5.000% due 05/01/2038	105	101
Palmdale, California Community Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2030	1,230	334
0.000% due 12/01/2031	1,230	313
0.000% due 12/01/2032	1,225	288
Palomar, California Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	20,175	18,431
Paramount, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
0.000% due 09/01/2023	1,750	831
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 05/01/2037	1,000	818
Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2006
8.794% due 07/15/2013	9,560	9,004
Perris, California Public Financing Authority Tax Allocation Bonds, Series 2002
5.375% due 10/01/2020	780	762
5.625% due 10/01/2031	1,800	1,604
Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, Series 2007
5.000% due 07/01/2018	5,000	5,482
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.000% due 06/01/2037	1,260	833
5.500% due 07/01/2037	5,000	3,365
Placer County, California Union High School District General Obligation Bonds, (FSA Insured), Series 2004
0.000% due 08/01/2033	10,150	2,395
Poway, California Unified School District Special Tax Bonds, Series 2002
5.600% due 09/01/2033	2,000	1,751
6.050% due 09/01/2025	2,285	2,034
6.125% due 09/01/2033	7,600	6,577
Poway, California Unified School District Special Tax Bonds, Series 2005
5.125% due 09/01/2028	4,400	3,599
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2047	51,800	4,246
0.000% due 08/01/2054	77,000	3,984
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2007
0.000% due 08/01/2056	21,600	980
Rancho Cucamonga, California Community Facilities District Special Tax Bonds, Series 2001
6.375% due 09/01/2031	2,000	1,678
Rancho Mirage, California Redevelopment Agency Tax Allocation Bonds, Series 2001
5.500% due 04/01/2024	1,190	1,116
5.625% due 04/01/2033	1,580	1,341
Rhode Island State Convention Center Authority Revenue Bonds, (FSA Insured), Series 2006
6.060% due 05/15/2035	165	166
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	7,000	5,757
Richmond, California Revenue Bonds, (FGIC Insured), Series 1999
0.000% due 08/01/2030	1,500	491
Rochester, Minnesota Revenue Bonds, Series 2007
5.300% due 04/01/2037	100	69
Rocklin, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2023	2,610	1,203
0.000% due 08/01/2024	5,000	2,147
0.000% due 08/01/2025	4,000	1,596
0.000% due 08/01/2026	4,000	1,475
0.000% due 08/01/2027	4,500	1,538
Roseville, California Special Tax Bonds, Series 2000
6.375% due 09/01/2027	575	625
Round Lake, Illinois Lakewood Grove Special Service Area No. 1 Special Tax Bonds, Series 2003
6.700% due 03/01/2033	4,245	4,909
Sacramento, California Financing Authority Revenue Bonds, Series 1999
6.250% due 09/01/2023	5,650	4,760
Sacramento, California Revenue Bonds, (CM Insured), Series 1998
5.300% due 01/01/2024	1,920	1,863
Sacramento, California Special Tax Bonds, Series 1999
5.700% due 09/01/2023	2,945	2,407
Sacramento, California Special Tax Bonds, Series 2001
6.100% due 09/01/2021	655	545
6.150% due 09/01/2026	1,240	993
Salinas, California Union High School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2003
0.000% due 10/01/2023	485	213
San Antonio, Texas Water Revenue Bonds, (MBIA Insured), Series 2005
4.750% due 05/15/2037	3,000	2,932
San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	200	192
San Diego, California Community Facilities District No. 3 Special Tax Bonds, Series 2006
5.600% due 09/01/2021 (q)	2,090	1,759
San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	53,585	34,028
San Juan, California Unified School District General Obligation Bonds, (FSA Insured), Series 1999
0.000% due 08/01/2023	1,770	856
San Juan, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
0.000% due 08/01/2022	9,445	4,853
0.000% due 08/01/2025	10,895	4,549
0.000% due 08/01/2026	12,215	4,774
San Mateo County, California Community College District General Obligation Bonds, Series 2006
5.000% due 09/01/2038	11,000	10,512
San Mateo, California Union High School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 09/01/2020	2,300	1,360
Santa Ana, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2026	2,515	954
0.000% due 08/01/2028	3,520	1,149
0.000% due 08/01/2030	2,500	696
0.000% due 08/01/2031	3,780	972
0.000% due 08/01/2032	3,770	893
Santa Clara, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 07/01/2025	2,155	2,184
5.000% due 07/01/2027	3,040	3,063
Santa Clara County, California East Side Union High School District General Obligation Bonds, (XLCA Insured), Series 2005
0.000% due 08/01/2021	1,985	950
0.000% due 08/01/2022	1,490	665
Santa Clarita, California Community College District General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 08/01/2037	6,665	5,858
Santa Margarita, California Water District Special Tax Bonds, Series 1999
6.250% due 09/01/2029	8,230	8,082
Santa Margarita, California Water District Special Tax Bonds, Series 2003
6.000% due 09/01/2030	2,000	2,338
Santa Monica, California Community College District General Obligation Bonds, (MBIA Insured), Series 2005
0.000% due 08/01/2026	2,000	698
0.000% due 08/01/2027	3,550	1,148
Sarasota County, Florida Health Facility Authority Revenue Bonds, Series 2007
5.625% due 07/01/2027	4,720	3,519
Seattle, Washington Port Authority Revenue Bonds, (MBIA Insured), Series 2005
9.040% due 07/01/2033	1,250	1,222
Seattle, Washington Revenue Bonds, Series 2008
5.250% due 02/01/2033	8,360	8,586
Shasta, California Union High School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2024	1,000	451
Signal Hill, California Redevelopment Agency Tax Allocation Bonds, (MBIA-FGIC Insured), Series 2006
5.581% due 10/01/2016	195	198
South Carolina State Jobs-Economic Development Authority Revenue Bonds, (Radian Insured), Series 2001
5.375% due 02/01/2030	3,000	2,577
South Carolina State Jobs-Economic Development Authority Revenue Bonds, Series 2007
6.000% due 11/15/2037	750	466
South Carolina State Public Service Authority Revenue Bonds, Series 2008
5.500% due 01/01/2038	20,000	20,840
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	15,600	18,269
South Tahoe, California Joint Powers Parking Financing Authority Revenue Bonds, Series 2002
7.000% due 12/01/2027	2,745	2,000
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000
7.590% due 02/01/2022	31,105	34,551
Southern California State Metropolitan Water District Revenue Bonds, Series 2009
5.000% due 01/01/2039	14,905	14,657
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	36,040	21,882
Southwestern Illinois State Development Authority Revenue Bonds, Series 2007
6.625% due 06/01/2037	600	445
Spanish Fork City, Utah Revenue Bonds, Series 2006
5.700% due 11/15/2036	750	512
St. Louis, Missouri Industrial Development Authority Revenue Bonds, (GNMA Insured), Series 2002
5.125% due 12/20/2029	1,500	1,480
5.125% due 12/20/2030	1,500	1,486
Stanislaus County, California Modesto Elementary School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2023	2,615	1,212
0.000% due 08/01/2024	2,705	1,158
0.000% due 05/01/2027	2,000	694
Stanislaus County, California Modesto High School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2026	2,150	793
Stark County, North Dakota Revenue Bonds, Series 2007
6.750% due 01/01/2033	5,400	4,664
Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037	5,000	1,960
Temecula, California Public Financing Authority Community Facilities District No. 3-1 Special Tax Bonds, Series 2003
6.000% due 09/01/2033	2,000	1,633
Texas State General Obligation Bonds, Series 2006
5.000% due 04/01/2033	2,640	2,657
Texas State General Obligation Bonds, Series 2007
4.750% due 04/01/2029	1,500	1,509
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	15,800	15,050
Texas State General Obligation Notes, Series 2008
8.657% due 10/01/2013	7,400	6,763
8.710% due 10/01/2015	77,705	70,331
13.280% due 04/01/2015	19,970	19,876
13.285% due 04/01/2015	8,330	8,488
Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
15.958% due 02/15/2032	4,690	5,628
18.918% due 02/15/2028	5,565	7,104
Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Notes, (PSF-GTD Insured), Series 2008
13.620% due 02/15/2012	3,985	4,219
Texas State Leander Independent School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2005
0.000% due 08/15/2023	1,000	463
Texas State Northside Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
9.040% due 02/15/2035	4,022	4,095
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2019	10,000	5,357
0.000% due 08/15/2025	19,990	6,708
Tracy, California Community Facilities District Special Tax Bonds, Series 2002
6.000% due 09/01/2027	995	753
Tuscaloosa, Alabama Educational Building Authority Revenue Bonds, Series 2007
5.000% due 06/01/2026	1,400	1,016
Tyler, Texas Independent School District General Obligation Bonds, Series 2009
5.000% due 02/15/2034	3,000	2,958
Ulster County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.000% due 09/15/2037	1,225	853
University of Arkansas Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 11/01/2037	400	396
University of California Regents Medical Center Revenue Bonds, (MBIA Insured), Series 2007
4.750% due 05/15/2031	4,000	3,811
University of California Revenue Bonds, (FSA Insured), Series 2005
8.580% due 05/15/2035	3,450	2,807
University of California Revenue Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 05/15/2037	100	94
5.000% due 05/15/2041	1,000	928
University of California Revenue Bonds, Series 2009
5.250% due 05/15/2039	5,400	5,479
University of Texas Revenue Bonds, Series 2004
4.750% due 07/01/2030	7,745	7,752
University of Vermont & State Agricultural College Revenue Bonds, Series 2009
5.125% due 10/01/2039	5,000	4,905
University Place, Missouri Transportation Development District Special Assessment Bonds, Series 2006
5.000% due 03/01/2032	500	311
Utah County, Utah General Obligation Bonds, Series 2007
5.875% due 06/15/2037	1,320	956
Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	250	208
Utah State Transit Authority Revenue Bonds, (MBIA Insured), Series 2007
0.000% due 06/15/2023	10,000	4,277
0.000% due 06/15/2029	10,000	2,722
Utah State Transit Authority Revenue Bonds, Series 2009
5.937% due 06/15/2039	140	142
Ventura County, California Community College District General Obligation Bonds, Series 2008
5.500% due 08/01/2033	15,000	15,138
Victor, California Elementary School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 08/01/2024	1,125	450
0.000% due 08/01/2026	2,410	799
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	3,000	2,126
5.750% due 09/01/2042	2,000	1,399
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.500% due 06/01/2026	1,050	1,164
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2046 (f)	11,000	4,639
Vista, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2026	1,000	349
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	350	209
Washington State Energy Northwest Revenue Bonds, (MBIA Insured), Series 2002
5.750% due 07/01/2015	6,600	7,223
Washington State Energy Northwest Revenue Notes, Series 2008
5.000% due 07/01/2015	5,000	5,544
Washington State General Obligation Bonds, (MBIA-FGIC Insured), Series 2003
0.000% due 06/01/2016	700	540
Washington State General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 01/01/2032	4,500	4,505
Washington State General Obligation Bonds, Series 2009
5.000% due 02/01/2034	26,350	26,469
Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	10,200	6,563
Washington State Housing Finance Commission Revenue Notes, Series 2007
5.250% due 01/01/2017	1,500	1,264
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	6,850	5,622
Weber County, Utah Revenue Bonds, Series 1999
5.000% due 08/15/2030	1,750	1,667
West Contra Costa, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2026	2,740	2,549
5.000% due 08/01/2028	2,690	2,460
5.000% due 08/01/2031	1,890	1,655
West Orange Cove, Texas Consolidated Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2008
4.750% due 02/15/2038	900	863
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	162,555	109,221
Willacy County, Texas Revenue Bonds, Series 2007
6.875% due 09/01/2028	6,650	5,362
Wisconsin State Clean Water Revenue Bonds, Series 2009
5.750% due 05/01/2033	38,000	39,117
6.000% due 05/01/2036	62,000	64,704
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2006
5.000% due 05/01/2032	2,250	1,470
Yuba City, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2002
0.000% due 09/01/2025	2,110	850

Total Municipal Bonds & Notes (Cost $4,446,648)		4,371,925

U.S. GOVERNMENT AGENCIES 76.4%
Fannie Mae
0.000% due 04/25/2018 - 08/25/2023 (d)	35	33
0.000% due 10/09/2019	57,400	29,290
0.429% due 03/25/2034	164	149
0.444% due 03/25/2036	16,658	14,410
0.464% due 08/25/2034	152	144
0.514% due 10/27/2037	101,100	92,064
0.554% due 06/25/2032	46	38
0.564% due 06/25/2044	9	9
0.634% due 06/25/2037	76	75
0.664% due 07/25/2021 - 03/25/2044	7,111	6,506
0.714% due 06/25/2029 - 11/25/2036	24,892	24,509
0.718% due 04/18/2028	163	160
0.764% due 10/25/2030 - 02/25/2033	751	745
0.768% due 10/18/2030	1,259	1,248
0.794% due 08/25/2021 - 03/25/2022	35	35
0.814% due 03/25/2017 - 07/25/2034	2,106	2,090
0.868% due 12/18/2031	484	482
0.914% due 05/25/2030	586	577
0.944% due 11/25/2013 - 08/25/2022	121	120
0.964% due 05/25/2030	586	575
0.994% due 10/25/2023 - 03/25/2024	3,016	2,995
1.000% due 09/25/2023	2	1
1.144% due 01/25/2022	46	46
1.174% due 01/25/2022	105	105
1.194% due 12/25/2021	51	51
1.214% due 04/25/2032	63	64
1.244% due 04/25/2021	8	8
1.344% due 04/25/2023	308	309
1.375% due 04/28/2011	174,900	175,463
1.632% due 04/01/2027	34	35
2.250% due 02/01/2020	4	4
2.638% due 07/01/2042 - 10/01/2044	66,415	65,629
2.639% due 12/01/2044	7,909	7,907
2.693% due 09/01/2041	57	56
2.838% due 10/01/2030 - 10/01/2040	4,527	4,516
2.877% due 10/01/2020	17	17
2.913% due 07/01/2017	790	792
3.023% due 04/01/2027	40	41
3.055% due 05/01/2024	80	80
3.221% due 10/01/2034	2,649	2,686
3.231% due 10/01/2024	26	26
3.237% due 04/01/2027	3	3
3.253% due 06/01/2024	30	30
3.283% due 03/01/2034	8,682	8,826
3.296% due 09/01/2017	663	666
3.311% due 11/01/2025	73	74
3.392% due 11/01/2035	7,947	8,073
3.512% due 05/01/2035	450	457
3.585% due 02/01/2034	88	88
3.622% due 03/01/2035	75	78
3.678% due 09/01/2035	180	182
3.705% due 03/01/2033	149	148
3.708% due 05/01/2023	149	150
3.722% due 05/01/2027	19	19
3.723% due 04/01/2026	16	16
3.732% due 09/01/2024	103	104
3.750% due 11/01/2025	549	556
3.758% due 01/01/2021	18	17
3.816% due 05/01/2025	227	231
3.817% due 11/01/2024	1,953	1,965
3.873% due 05/01/2035	5,403	5,559
3.890% due 08/01/2027	1,193	1,212
3.920% due 11/01/2023	32	32
3.928% due 06/01/2035	3,089	3,176
3.935% due 06/01/2021	480	474
3.950% due 08/01/2033	33	33
3.990% due 02/01/2026	73	73
4.000% due 11/01/2010 - 03/01/2029	5,766	5,863
4.012% due 08/01/2026	115	115
4.020% due 02/01/2024	64	65
4.034% due 08/01/2027	1,492	1,507
4.052% due 01/01/2026	144	145
4.058% due 12/01/2020	513	515
4.103% due 01/01/2020	534	534
4.149% due 05/01/2022	12	12
4.151% due 03/01/2019	788	794
4.165% due 03/01/2035	2,248	2,321
4.169% due 03/01/2025	746	757
4.183% due 07/01/2024	365	366
4.187% due 10/01/2027	102	103
4.201% due 04/01/2027	55	56
4.211% due 11/01/2025	193	196
4.217% due 02/01/2022	188	188
4.269% due 09/01/2022	123	126
4.283% due 09/01/2033	275	281
4.287% due 11/01/2034	346	350
4.307% due 09/01/2034	1,533	1,558
4.315% due 11/01/2023 - 12/01/2023	342	349
4.325% due 10/01/2020 - 01/01/2024	58	58
4.341% due 06/01/2025	74	75
4.345% due 04/01/2034	418	429
4.358% due 11/01/2034	3,816	3,919
4.366% due 08/01/2025	1,008	1,041
4.372% due 01/01/2024	106	108
4.375% due 04/01/2017 - 04/01/2034	62	62
4.400% due 12/01/2023	19	19
4.419% due 11/01/2035	5,582	5,687
4.433% due 01/01/2018	106	106
4.450% due 12/01/2023	78	79
4.458% due 02/01/2028	35	35
4.471% due 07/01/2034	5,324	5,413
4.478% due 05/01/2035	39,722	41,140
4.500% due 10/01/2010 - 12/01/2035	160,970	164,470
4.502% due 11/01/2025	139	139
4.551% due 06/01/2035	12,508	12,848
4.565% due 09/01/2021	13	13
4.572% due 07/01/2033	30	31
4.585% due 11/01/2023	15	16
4.589% due 09/01/2019	642	645
4.597% due 12/01/2018	64	64
4.600% due 04/01/2024	267	276
4.610% due 10/01/2034	3,477	3,577
4.620% due 08/01/2035	2,237	2,317
4.631% due 05/25/2035	39,382	39,349
4.644% due 06/01/2015 - 01/01/2035	613	630
4.647% due 12/01/2036	480	483
4.658% due 02/01/2035 - 05/01/2035	33,056	34,232
4.663% due 11/01/2035	26,402	26,948
4.666% due 12/01/2034	423	436
4.670% due 10/01/2024	103	104
4.680% due 12/01/2012	360	390
4.688% due 02/01/2035	4,849	5,029
4.691% due 09/01/2035	2,645	2,688
4.693% due 06/01/2035	19,679	19,980
4.701% due 06/01/2025	356	363
4.717% due 02/01/2028	597	600
4.720% due 07/01/2035	4,662	4,770
4.722% due 06/01/2035	4,014	4,068
4.733% due 04/01/2018	162	165
4.750% due 12/15/2010 - 08/01/2024	367	383
4.751% due 03/01/2035	130	134
4.760% due 08/01/2035	801	830
4.773% due 12/01/2027	254	259
4.777% due 02/01/2027 - 11/01/2034	4,291	4,421
4.781% due 11/01/2012	51	54
4.784% due 12/01/2017	728	742
4.790% due 08/01/2035	4,847	5,036
4.794% due 11/01/2035	16,481	17,035
4.806% due 09/01/2035	18,033	18,612
4.827% due 06/01/2035	282	292
4.834% due 09/01/2034	24,625	25,232
4.836% due 10/01/2034 - 01/01/2035	22,929	23,673
4.845% due 09/01/2034	1,253	1,261
4.850% due 12/01/2026	13	13
4.855% due 12/01/2033 - 02/01/2035	8,655	8,990
4.870% due 05/01/2013	127	134
4.872% due 12/01/2025	302	304
4.873% due 04/01/2013	55	58
4.889% due 08/01/2035	8,751	8,986
4.898% due 04/01/2038	43	45
4.899% due 04/01/2035	3,665	3,789
4.900% due 12/01/2034	2,220	2,301
4.902% due 05/01/2030	13	13
4.907% due 01/01/2035	18,287	18,923
4.909% due 07/01/2035	3,531	3,599
4.912% due 03/01/2035	416	429
4.919% due 02/01/2035	5,514	5,709
4.922% due 05/01/2026	40	40
4.923% due 09/01/2035	11,580	11,873
4.932% due 09/01/2014	17	18
4.934% due 12/01/2034	405	418
4.955% due 07/01/2021 - 07/01/2035	4,009	4,103
4.960% due 11/01/2031	184	187
4.968% due 06/01/2035	1,340	1,388
4.973% due 01/01/2035	21,014	21,772
4.979% due 08/01/2035	87	90
4.980% due 02/01/2028	62	63
4.991% due 12/01/2025	192	194
5.000% due 12/01/2012 - 07/01/2039	16,293,831	16,665,421
5.000% due 03/01/2036 (l)	1,230,253	1,256,347
5.015% due 09/01/2029	12	12
5.025% due 11/01/2035	878	902
5.027% due 02/01/2021	128	130
5.031% due 03/01/2024	31	32
5.033% due 11/01/2034	2,063	2,124
5.041% due 03/01/2034	10,222	10,571
5.052% due 06/01/2035	3,942	4,097
5.062% due 12/01/2022	35	35
5.076% due 09/01/2035	2,676	2,748
5.085% due 03/01/2026	53	54
5.095% due 07/01/2026	11	11
5.105% due 09/01/2023	141	145
5.111% due 12/01/2030	14	14
5.112% due 07/01/2035	3,900	4,014
5.115% due 09/01/2024	138	137
5.125% due 04/15/2011 - 10/01/2024	604	647
5.128% due 07/01/2019	82	84
5.144% due 09/01/2035 - 10/01/2035	7,378	7,685
5.145% due 11/01/2025	27	27
5.154% due 08/01/2035	3,238	3,374
5.157% due 02/01/2016	196	209
5.159% due 11/01/2010	30	30
5.171% due 10/01/2035	3,353	3,445
5.173% due 08/01/2035	3,108	3,266
5.176% due 07/01/2035	3,351	3,492
5.178% due 10/01/2023	22	22
5.184% due 09/01/2035	4,050	4,221
5.187% due 11/01/2035	2,592	2,702
5.193% due 10/01/2035	4,156	4,331
5.207% due 07/01/2035	3,109	3,234
5.221% due 09/01/2035	2,709	2,815
5.224% due 11/01/2035	3,762	3,922
5.226% due 11/01/2019	157	160
5.227% due 06/01/2029 - 08/01/2035	2,595	2,702
5.231% due 09/01/2035	3,514	3,692
5.243% due 07/01/2035	2,924	3,048
5.250% due 11/01/2026	37	37
5.257% due 12/01/2035	3,310	3,455
5.273% due 10/01/2035	4,377	4,626
5.277% due 12/01/2023	58	58
5.289% due 10/01/2035	4,176	4,361
5.290% due 11/25/2033	1,389	1,448
5.293% due 09/01/2035	70	73
5.300% due 08/01/2031	128	130
5.310% due 08/25/2033	4,323	4,463
5.342% due 11/01/2035	4,233	4,430
5.346% due 11/01/2035	5,105	5,337
5.370% due 08/25/2043	2,794	2,714
5.375% due 11/15/2011 - 03/01/2023	1,672	1,829
5.377% due 01/01/2036	3,227	3,414
5.406% due 07/01/2024	150	152
5.430% due 01/01/2037	772	807
5.435% due 05/01/2036	1,639	1,705
5.439% due 01/01/2036	108	112
5.445% due 12/01/2017	5	5
5.473% due 08/01/2027	34	34
5.493% due 12/01/2035	39	40
5.498% due 09/01/2021	8	8
5.500% due 12/01/2009 - 07/01/2039	34,258,856	35,433,134
5.500% due 05/01/2033 - 09/01/2038 (m)	1,434,342	1,483,606
5.500% due 08/01/2037 (i)	4,034,018	4,182,733
5.500% due 08/01/2037 - 06/01/2038 (l)	6,163,303	6,378,636
5.500% due 06/01/2038 (k)(m)	7,267,727	7,516,349
5.508% due 02/01/2021	80	82
5.531% due 03/01/2036	2,678	2,805
5.533% due 10/01/2026	11	11
5.542% due 02/01/2033	3	3
5.548% due 10/01/2019	229	234
5.570% due 01/01/2036	2,146	2,219
5.575% due 01/01/2037	705	739
5.576% due 02/01/2036	4,971	5,209
5.596% due 10/01/2027	220	224
5.607% due 12/01/2035	3,078	3,229
5.630% due 03/01/2036	2,401	2,519
5.637% due 02/01/2036	436	458
5.664% due 09/01/2036	16	17
5.700% due 02/28/2025	150	147
5.715% due 03/01/2036	3,893	4,072
5.739% due 08/01/2023	82	83
5.750% due 01/01/2020 - 12/20/2027	1,144	1,185
5.754% due 03/01/2036	4,296	4,503
5.763% due 09/01/2037	39	40
5.780% due 09/01/2012	474	509
5.790% due 10/01/2017	393	428
5.800% due 02/09/2026	50,000	51,831
5.820% due 06/01/2023	20	20
5.821% due 06/01/2023	91	92
5.833% due 04/01/2036	17	17
5.883% due 12/01/2036	324	341
5.898% due 05/01/2023	313	316
5.915% due 02/01/2012	424	453
5.924% due 06/01/2036	1,651	1,718
5.930% due 06/01/2022	34	35
5.945% due 08/01/2022	1,098	1,120
5.970% due 07/01/2019	12	12
5.981% due 11/01/2011	124	131
6.000% due 05/15/2011 - 10/25/2044	30,408,761	31,831,156
6.000% due 03/01/2026 (k)	88,901	93,635
6.000% due 10/01/2038 (k)(l)	2,058,930	2,155,161
6.001% due 07/01/2032	132	139
6.032% due 09/01/2036	74	78
6.113% due 02/01/2012	502	540
6.140% due 03/01/2023	245	246
6.200% due 05/01/2011	77	82
6.250% due 02/01/2011 - 02/25/2029	39,558	41,646
6.280% due 06/15/2027	166,000	174,950
6.290% due 02/25/2029	500	548
6.296% due 08/01/2027	132	133
6.300% due 10/17/2038	9,132	9,127
6.320% due 10/01/2013	1,809	1,962
6.390% due 05/25/2036	12,644	13,169
6.480% due 01/01/2011	291	305
6.500% due 07/01/2011 - 06/25/2044	364,753	388,947
6.500% due 10/25/2022 (b)	1	0
6.589% due 03/01/2023	667	681
6.625% due 11/15/2030	1,100	1,350
6.643% due 05/01/2014	61	62
6.730% due 06/01/2022	14	14
6.745% due 02/01/2018	42	43
6.750% due 10/25/2023	282	310
6.825% due 02/01/2020	49	50
6.836% due 11/01/2021	61	63
6.900% due 05/25/2023	50	54
6.960% due 07/01/2019	175	175
7.000% due 12/01/2009 - 01/25/2048	20,217	21,884
7.000% due 06/01/2035 - 07/01/2035 (i)	5,536	6,013
7.025% due 11/01/2022	19	19
7.039% due 12/01/2010	606	625
7.110% due 10/01/2009	450	450
7.200% due 05/01/2021	18	18
7.250% due 01/01/2023	742	826
7.360% due 04/01/2011	307	327
7.375% due 05/25/2022	1,022	1,111
7.475% due 06/01/2030	123	128
7.500% due 11/01/2010 - 07/25/2041	5,173	5,762
7.750% due 01/25/2022	1,524	1,677
7.780% due 01/01/2018	2,012	2,322
7.800% due 10/25/2022 - 06/25/2026	237	258
7.920% due 03/01/2018	2,494	2,903
7.980% due 05/01/2030	6,059	6,682
8.000% due 12/01/2010 - 06/01/2032	4,025	4,401
8.000% due 08/18/2027 (b)	10	2
8.060% due 04/01/2030	1,687	1,840
8.080% due 04/01/2030	928	1,013
8.200% due 04/25/2025	17	18
8.250% due 02/01/2017	4	4
8.490% due 06/01/2025	850	944
8.500% due 06/01/2012 - 10/01/2032	3,207	3,513
8.750% due 01/25/2021	200	223
9.000% due 07/01/2016 - 12/01/2027	1,431	1,580
9.250% due 04/25/2018	20	22
9.300% due 05/25/2018 - 08/25/2019	63	70
9.356% due 09/25/2028	359	405
9.500% due 11/01/2009 - 03/01/2026	965	1,069
10.000% due 11/01/2013 - 05/01/2022	118	131
10.500% due 11/01/2013 - 04/01/2022	27	30
11.000% due 11/01/2013 - 11/01/2020	119	138
11.500% due 08/20/2016 - 11/01/2019	4	5
12.000% due 05/01/2016	1	1
12.500% due 10/01/2015	1	1
13.250% due 09/01/2011	1	1
14.750% due 08/01/2012	7	8
15.000% due 10/15/2012	22	25
15.500% due 10/01/2012 - 12/01/2012	2	2
15.750% due 12/01/2011 - 08/01/2012	7	8
16.000% due 09/01/2012	11	12
903.212% due 08/25/2021 (b)	0	5
1000.000% due 04/25/2022 (b)	0	4
Farmer Mac
7.997% due 01/25/2012	252	245
Federal Home Loan Bank
1.375% due 05/16/2011	225,000	225,839
2.250% due 10/02/2009	650	653
5.500% due 08/13/2014	645	721
5.625% due 06/13/2016	175	169
5.750% due 05/15/2012	100	111
7.400% due 02/01/2021	733	735
Federal Housing Administration
4.918% due 11/01/2019	21	21
6.780% due 07/25/2040	7,185	7,030
6.880% due 02/01/2041	10,926	10,691
6.896% due 07/01/2020	8,825	8,691
6.960% due 05/01/2016	253	250
6.997% due 09/01/2019	63	62
7.110% due 05/01/2019	1,290	1,281
7.315% due 08/01/2019	4,417	4,383
7.350% due 04/01/2019 - 11/01/2020	572	568
7.375% due 02/01/2018	143	143
7.380% due 04/01/2041	2,372	2,393

7.400% due 01/25/2020 - 11/01/2020		1,502	1,506
7.430% due 10/01/2018 - 06/01/2024		12,678	12,711
7.450% due 05/01/2021		2,235	2,235
7.460% due 01/01/2023		154	155
7.465% due 11/01/2019		1,753	1,758
7.500% due 03/01/2032		3,082	3,093
7.580% due 12/01/2040		7,099	7,145
7.630% due 08/01/2041		17,053	17,300
7.780% due 11/01/2040		7,104	7,193
8.250% due 01/01/2041		4,551	4,608
8.375% due 02/01/2012		51	52
Freddie Mac
0.354% due 12/25/2036		14,986	14,260
0.469% due 07/15/2019 - 10/15/2020		262,978	257,647
0.559% due 05/15/2036		77	75
0.569% due 07/15/2034		665	651
0.574% due 08/25/2031		417	335
0.669% due 12/15/2029 - 06/15/2031		7,333	7,222
0.702% due 03/09/2011		5,890	5,912
0.719% due 06/15/2018 - 01/15/2033		755	754
0.769% due 11/15/2030 - 12/15/2031		33	33
0.819% due 06/15/2030 - 12/15/2032		559	554
0.926% due 05/04/2011 (i)		260,470	261,141
1.102% due 01/14/2011		14,079	14,113
1.125% due 06/01/2011		600	599
1.211% due 04/07/2011		119,780	120,170
1.268% due 04/01/2011 (i)		242,610	243,430
1.314% due 05/25/2043		12,212	11,976
1.375% due 02/15/2021		16	16
1.625% due 04/26/2011		300	302
2.625% due 04/01/2017		5	5
2.638% due 10/25/2044		12,121	11,935
2.639% due 02/25/2045		38,900	37,088
2.838% due 07/25/2044		2,757	2,731
3.050% due 10/25/2023		862	872
3.255% due 06/01/2022		391	394
3.284% due 05/01/2023		66	67
3.326% due 05/01/2023		27	27
3.359% due 05/01/2023		9	9
3.384% due 06/01/2022		135	137
3.500% due 09/01/2018 - 07/15/2032		1,384	1,357
3.566% due 06/01/2022		21	21
3.832% due 04/01/2025 - 08/15/2032		4,463	4,503
3.875% due 01/01/2019		1	1
3.937% due 09/01/2023		508	518
3.986% due 02/01/2023		78	79
4.000% due 04/01/2011 - 12/15/2024		4,731	4,761
4.033% due 01/01/2034		6,314	6,392
4.050% due 02/01/2026		399	404
4.089% due 08/01/2023		531	534
4.142% due 02/01/2025		21	21
4.204% due 07/01/2027		10	10
4.216% due 03/01/2024		225	231
4.250% due 09/15/2024		7	7
4.256% due 12/01/2022		17	17
4.261% due 06/01/2024		450	458
4.274% due 06/01/2020		82	82
4.277% due 09/01/2023		175	179
4.366% due 10/01/2026		319	321
4.400% due 06/01/2024		248	252
4.425% due 10/01/2024		146	149
4.426% due 04/01/2024		675	684
4.433% due 11/01/2026		331	335
4.447% due 12/01/2026		733	738
4.459% due 08/01/2023		1,039	1,051
4.475% due 11/01/2028		474	480
4.476% due 09/01/2028		3	3
4.480% due 02/01/2021		6	6
4.500% due 12/01/2010 - 07/01/2038		12,949	13,281
4.504% due 08/01/2023		1	1
4.520% due 05/01/2021 - 04/01/2023		1,241	1,242
4.547% due 05/01/2023		166	170
4.549% due 01/01/2035		1,146	1,178
4.558% due 04/01/2029		137	139
4.586% due 07/01/2025		624	632
4.602% due 07/01/2024		64	65
4.606% due 10/01/2023		53	55
4.671% due 11/01/2020		83	84
4.694% due 08/01/2035		1,032	1,053
4.700% due 06/01/2035		5,358	5,517
4.717% due 03/01/2035		885	916
4.720% due 01/01/2024		46	47
4.732% due 11/01/2034		153	156
4.736% due 01/01/2022		85	86
4.751% due 07/01/2030		973	996
4.780% due 02/01/2019		34	34
4.792% due 07/01/2019		206	211
4.799% due 06/01/2030		380	390
4.806% due 07/01/2023		220	227
4.809% due 07/01/2023		63	64
4.816% due 10/01/2035		29,515	30,480
4.818% due 03/01/2035		3,986	4,124
4.837% due 07/01/2035		13,493	13,820
4.838% due 11/01/2035		31,012	31,832
4.847% due 02/01/2019		207	208
4.861% due 10/01/2035		55,043	56,912
4.875% due 06/13/2018		30,200	32,558
4.881% due 10/01/2035		3,760	3,792
4.887% due 10/01/2035		22,695	23,475
4.895% due 01/01/2028		22	23
4.901% due 12/01/2018		257	258
4.902% due 03/01/2022		1,117	1,142
4.913% due 10/01/2035		28,598	29,569
4.924% due 07/01/2035		52	54
4.925% due 06/01/2021		437	443
4.926% due 11/01/2023		222	225
4.930% due 08/01/2023		94	96
4.942% due 11/01/2035		22,665	23,473
4.951% due 07/01/2020		134	136
4.972% due 07/01/2032		3	3
4.980% due 05/01/2022		33	34
4.990% due 11/01/2023		2	2
5.000% due 08/15/2012 - 08/01/2039		376,926	379,123
5.000% due 09/01/2038 (i)		1,497	1,524
5.012% due 01/01/2021		42	42
5.045% due 05/01/2018		238	240
5.096% due 10/01/2035		4,208	4,379
5.099% due 09/01/2035		12,785	13,125
5.105% due 05/01/2018		52	53
5.110% due 07/01/2022		101	102
5.112% due 10/01/2023		183	183
5.115% due 04/01/2029		41	41
5.125% due 04/18/2011		300	321
5.129% due 10/01/2023		189	189
5.130% due 08/01/2035		69	71
5.138% due 09/01/2023		28	28
5.142% due 08/01/2023 - 05/01/2035		32,156	33,265
5.156% due 10/01/2023		274	277
5.180% due 05/01/2018		226	229
5.200% due 10/25/2023		172	161
5.210% due 07/01/2032		98	100
5.240% due 09/01/2023		71	73
5.244% due 03/01/2021		756	761
5.250% due 07/18/2011		100	108
5.265% due 05/01/2020		63	64
5.282% due 09/01/2023 - 05/01/2037		795	820
5.288% due 10/01/2023		117	119
5.293% due 09/01/2035		807	836
5.338% due 09/01/2035		80	83
5.413% due 11/01/2035		2,977	3,120
5.429% due 12/01/2035		3,000	3,142
5.439% due 08/01/2023		44	44
5.478% due 02/01/2038		168	176
5.495% due 01/01/2037		800	838
5.500% due 09/15/2011 - 04/01/2039		8,432,882	8,716,445
5.527% due 07/01/2019		8	8
5.577% due 07/01/2036		37	38
5.696% due 04/01/2036		15	16
5.700% due 03/01/2036		2,475	2,591
5.750% due 01/15/2012		3	3
5.830% due 04/01/2036		2,955	3,054
5.848% due 12/01/2037		1,535	1,611
5.871% due 04/01/2036		3,240	3,366
5.875% due 03/21/2011 - 09/01/2018		15,054	15,791
5.940% due 10/01/2022		45	46
5.950% due 06/15/2028		44,087	46,197
6.000% due 01/01/2011 - 07/01/2039		1,687,535	1,767,374
6.250% due 12/15/2028 - 01/15/2036		1,340	1,419
6.500% due 09/01/2010 - 10/25/2043		327,667	349,817
6.500% due 09/15/2023 (b)		3	0
6.513% due 05/01/2020		15	15
6.625% due 09/15/2009		1,725	1,748
6.815% due 10/01/2020		8	8
6.921% due 10/01/2020		231	237
6.950% due 07/15/2021 - 08/15/2021		107	110
7.000% due 03/15/2010 - 10/25/2043		36,930	39,501
7.000% due 09/15/2023 (b)		26	3
7.030% due 01/01/2019		53	54
7.075% due 01/01/2019		2	2
7.500% due 09/01/2010 - 11/01/2037		16,284	17,477
7.645% due 05/01/2025		5,585	6,074
7.800% due 09/15/2020		10	11
8.000% due 04/01/2010 - 09/15/2024		3,796	4,071
8.250% due 06/01/2016 - 06/15/2022		522	591
8.500% due 09/01/2009 - 06/01/2030		2,210	2,303
8.750% due 12/01/2010 - 12/15/2020		105	114
8.900% due 11/15/2020		746	810
9.000% due 09/01/2010 - 07/01/2030		569	589
9.000% due 05/01/2022 (b)		5	1
9.250% due 07/01/2017		2	3
9.500% due 09/01/2016 - 12/01/2022		590	648
10.000% due 11/01/2011 - 03/01/2021		44	48
10.100% due 09/01/2016		85	95
10.500% due 10/01/2017 - 01/01/2021		18	20
11.000% due 06/01/2011 - 05/01/2020		30	34
11.250% due 10/01/2009 - 09/01/2015		1	1
11.500% due 01/01/2018		1	1
13.250% due 10/01/2013		43	50
14.000% due 04/01/2016		2	2
15.500% due 08/01/2011		1	1
884.500% due 01/15/2021 (b)		0	2
1007.500% due 02/15/2022 (b)		0	4
Ginnie Mae
0.718% due 06/16/2031 - 03/16/2032		479	473
0.768% due 11/16/2029 - 10/16/2030		591	585
0.815% due 09/20/2030		184	182
0.818% due 02/16/2030 - 04/16/2032		3,265	3,260
0.868% due 12/16/2025		98	97
0.918% due 02/16/2030		2,249	2,250
0.968% due 02/16/2030		949	943
1.265% due 03/20/2031		167	167
3.750% due 02/20/2032		1,238	1,252
4.000% due 02/20/2016 - 11/20/2032		378	383
4.125% due 12/20/2015 - 10/20/2033		26,440	26,859
4.250% due 01/20/2028 - 03/20/2030		6,605	6,711
4.375% due 02/20/2017 - 03/20/2028		21,587	22,046
4.500% due 02/20/2018 - 02/20/2034		7,659	7,917
4.625% due 07/20/2017 - 09/20/2033		33,254	34,069
5.000% due 06/20/2028 - 07/20/2037		3,570	3,654
5.375% due 05/20/2017 - 05/20/2030		32,470	33,508
5.500% due 05/15/2021 - 07/01/2039		7,775	8,045
6.000% due 03/15/2013 - 07/01/2039		876,820	915,205
6.000% due 04/15/2038 - 10/15/2038 (k)		175,727	183,353
6.250% due 03/16/2029		625	670
6.500% due 02/15/2011 - 07/15/2040		76,926	82,042
6.500% due 04/15/2036 (k)		20,917	22,251
6.670% due 08/15/2040		907	925
6.750% due 06/20/2028 - 10/16/2040		44,252	46,946
7.000% due 09/15/2009 - 11/15/2032		6,223	6,679
7.250% due 07/16/2028		1	1
7.500% due 12/15/2009 - 03/15/2032		6,868	7,434
7.700% due 03/15/2041		6,479	6,791
7.750% due 08/20/2025 - 12/15/2040		1,558	1,675
8.000% due 10/15/2009 - 10/20/2031		1,049	1,174
8.250% due 04/15/2020		85	92
8.300% due 06/15/2019		18	20
8.500% due 09/15/2009 - 04/15/2031		1,067	1,184
9.000% due 10/15/2009 - 01/15/2031		1,032	1,133
9.250% due 12/20/2016		1	1
9.500% due 10/15/2009 - 07/15/2025		383	420
10.000% due 02/15/2013 - 02/15/2025		359	395
10.250% due 02/20/2019		9	10
10.500% due 12/15/2015 - 09/15/2021		89	100
11.000% due 04/15/2010 - 04/20/2019		9	10
11.500% due 04/15/2013 - 10/15/2015		9	10
12.000% due 11/15/2012 - 05/15/2016		62	68
13.000% due 12/15/2012		1	1
13.500% due 10/15/2012 - 09/15/2014		13	15
15.000% due 08/15/2011 - 09/15/2012		21	25
16.000% due 11/15/2011 - 05/15/2012		13	15
17.000% due 11/15/2011 - 12/15/2011		9	10
Small Business Administration
0.875% due 05/25/2021 - 01/25/2022		160	158
1.000% due 03/25/2025 - 07/25/2025		134	133
1.100% due 01/25/2019 - 11/25/2024		183	181
3.870% due 01/01/2014		1,079	1,104
4.330% due 07/01/2014		182	188
4.340% due 03/01/2024		219	224
4.504% due 02/01/2014		61	63
4.524% due 02/10/2013		7,959	8,154
4.684% due 09/10/2014		5,034	5,148
4.750% due 07/01/2025		1,002	1,043
4.754% due 08/10/2014		39	41
4.770% due 04/01/2024		961	996
4.870% due 12/01/2024		1,855	1,930
4.890% due 12/01/2023		1,194	1,241
4.930% due 01/01/2024		2,545	2,653
4.950% due 03/01/2025		2,161	2,256
4.980% due 11/01/2023		8,662	8,952
5.090% due 10/01/2025		829	863
5.110% due 05/01/2017 - 08/01/2025		2,110	2,202
5.120% due 11/01/2017		194	205
5.130% due 09/01/2023		5,448	5,707
5.136% due 08/10/2013		503	524
5.160% due 02/01/2028		2,546	2,657
5.190% due 01/01/2017 - 07/01/2024		560	590
5.200% due 11/01/2015		343	359
5.230% due 11/01/2016		367	387
5.290% due 12/01/2027		80,530	84,272
5.310% due 05/01/2027		431	457
5.340% due 11/01/2021		5,960	6,259
5.370% due 09/01/2016		353	374
5.490% due 05/01/2028		28,228	29,986
5.680% due 06/01/2028		28,213	30,469
5.725% due 09/01/2018		50,000	51,485
5.780% due 08/01/2027		91	96
5.902% due 02/10/2018		560	608
6.030% due 02/01/2012		4,459	4,665
6.340% due 03/01/2021		10,743	11,512
6.344% due 08/01/2011		337	353
6.640% due 02/01/2011		941	988
6.700% due 12/01/2016		2,498	2,706
6.900% due 12/01/2020		3,085	3,339
6.950% due 11/01/2016		610	648
7.060% due 11/01/2019		502	542
7.150% due 03/01/2017		1,183	1,287
7.190% due 12/01/2019		100	109
7.220% due 11/01/2020		729	793
7.449% due 08/01/2010		5,630	5,825
7.500% due 04/01/2017		676	740
7.540% due 08/10/2009		2,755	2,775
7.630% due 06/01/2020		4,875	5,331
7.700% due 07/01/2016		82	90
8.017% due 02/10/2010		4,894	5,060
Tennessee Valley Authority
4.250% due 03/15/2013		180	178
6.790% due 05/23/2012		3,000	3,389
U.S. Department of Housing and Urban Development
3.820% due 08/01/2009		2,400	2,407
Vendee Mortgage Trust
0.446% due 06/15/2023 (b)		20,704	190
6.500% due 09/15/2024		14,930	15,483
6.809% due 01/15/2030		2,040	2,173

Total U.S. Government Agencies (Cost $120,730,298)			123,752,883

U.S. TREASURY OBLIGATIONS 2.3%
Treasury Inflation Protected Securities (g)
1.625% due 01/15/2015		124,661	124,038
1.625% due 01/15/2018		295	292
1.750% due 01/15/2028		170,885	161,273
1.875% due 07/15/2013		320,152	328,256
1.875% due 07/15/2015		202,056	204,203
2.000% due 04/15/2012		7,277	7,488
2.000% due 01/15/2014		38,865	39,740
2.000% due 07/15/2014		403,494	412,825
2.000% due 01/15/2016		241,815	245,367
2.000% due 01/15/2026		7,311	7,153
2.125% due 01/15/2019 (l)		993,120	1,024,776
2.375% due 01/15/2017		2,328	2,427
2.375% due 01/15/2025		9,979	10,247
2.375% due 01/15/2027		3,174	3,283
2.500% due 07/15/2016		8,299	8,707
2.500% due 01/15/2029		591,780	627,842
2.625% due 07/15/2017 (i)		301,148	320,629
3.000% due 07/15/2012		200,907	212,898
3.375% due 01/15/2012		1,202	1,278
3.500% due 01/15/2011		1,103	1,152
3.875% due 04/15/2029		10,124	12,813
U.S. Treasury Bonds
3.500% due 02/15/2039		879	759
5.375% due 02/15/2031		8,800	10,093
U.S. Treasury Notes
0.875% due 04/30/2011 (m)		4,906	4,893
0.875% due 05/31/2011		464	463
1.750% due 01/31/2014		250	243
2.250% due 05/31/2014		536	529
2.750% due 02/15/2019		1,300	1,218
3.125% due 05/15/2019		1,619	1,566
3.250% due 05/31/2016		949	953

Total U.S. Treasury Obligations (Cost $3,644,403)			3,777,404

MORTGAGE-BACKED SECURITIES 3.3%
ABN AMRO Mortgage Corp.
5.500% due 01/25/2034		100	98
Adjustable Rate Mortgage Trust
5.383% due 11/25/2035		1,648	1,131
5.409% due 01/25/2036		2,941	2,275
American Home Mortgage Assets
0.504% due 05/25/2046		51,970	19,184
0.504% due 09/25/2046		20,882	8,793
0.524% due 10/25/2046		32,499	10,597
2.040% due 02/25/2047		22,836	7,513
2.260% due 11/25/2046		109,895	50,406
American Home Mortgage Investment Trust
4.290% due 10/25/2034		1,395	991
4.390% due 02/25/2045		77,474	61,064
4.440% due 02/25/2045		35	26
4.985% due 09/25/2035		600	350
5.660% due 09/25/2045		8,807	5,399
Banc of America Commercial Mortgage, Inc.
3.878% due 09/11/2036		3,023	3,011
4.342% due 03/11/2041		932	924
4.772% due 07/11/2043		43,728	44,550
4.811% due 12/10/2042		10	9
4.877% due 07/10/2042		460	402
5.381% due 01/15/2049		517	470
5.414% due 09/10/2047		15,000	12,002
5.421% due 04/10/2049		150	152
5.492% due 02/10/2051		35,000	24,666
5.611% due 05/10/2045		143	145
5.634% due 07/10/2046		2,080	1,647
5.837% due 06/10/2049		14,050	9,983
5.867% due 04/10/2049		5,349	4,066
5.929% due 05/10/2045		29,000	24,267
5.935% due 02/10/2051		600	486
6.354% due 02/10/2051		70	55
9.073% due 10/11/2037		94	116
Banc of America Funding Corp.
0.605% due 05/20/2035		2,478	1,147
3.781% due 05/25/2035		139,197	118,386
4.425% due 03/20/2035		4,556	2,882
4.429% due 11/20/2034		2,520	1,741
4.585% due 02/20/2036		1,649	1,254
5.001% due 09/20/2034		2,649	2,370
5.250% due 09/20/2034		200	188
5.357% due 11/20/2035		1,977	1,208
5.745% due 03/20/2036		3,656	2,138
5.753% due 10/25/2036		2,400	1,505
5.837% due 01/25/2037		1,900	946
5.888% due 04/25/2037		4,600	2,881
5.890% due 03/20/2036		1,023	624
5.967% due 10/20/2046		9,861	5,075
6.102% due 01/20/2047		455	243
Banc of America Mortgage Securities, Inc.
0.764% due 12/25/2033		899	883
3.919% due 05/25/2033		664	551
3.994% due 07/25/2033		534	464
4.185% due 07/25/2034		602	483
4.765% due 07/20/2032		1,437	1,202
5.433% due 02/25/2036		5,891	3,950
5.500% due 11/25/2033		112	112
6.500% due 10/25/2031		241	237
6.500% due 09/25/2033		11,685	11,056
BCAP LLC Trust
0.484% due 01/25/2037		112,714	43,065
Bear Stearns Adjustable Rate Mortgage Trust
2.900% due 03/25/2035		10,360	8,965
3.788% due 08/25/2033		106	96
3.859% due 11/25/2030		6,869	6,255
4.179% due 07/25/2034		483	385
4.248% due 05/25/2034		139	109
4.374% due 11/25/2034		249	214
4.447% due 05/25/2034		41	31
4.471% due 05/25/2033		1,893	1,737
4.532% due 08/25/2033		295	259
4.550% due 08/25/2035		579	512
4.654% due 10/25/2033		62	55
4.740% due 10/25/2035		86,814	83,391
4.808% due 11/25/2034		1,691	1,402
4.828% due 01/25/2035		576	485
5.021% due 04/25/2033		446	399
5.049% due 09/25/2034		244	179
5.063% due 11/25/2034		5,137	4,315
5.088% due 02/25/2033		71	64
5.106% due 01/25/2034		2,586	1,988
5.287% due 04/25/2033		4,583	4,568
5.409% due 01/25/2034		14	11
5.423% due 04/25/2033		489	444
5.426% due 04/25/2033		13,329	12,354
5.457% due 05/25/2047		53,860	31,429
5.583% due 01/25/2034		23	21
5.609% due 02/25/2033		10,031	9,334
5.733% due 02/25/2036		6,459	3,805
Bear Stearns Alt-A Trust
0.474% due 02/25/2034		6,781	3,849
0.514% due 02/25/2034		97	27
0.534% due 04/25/2035		4,300	2,073
0.534% due 12/25/2046		433	43
4.128% due 12/25/2033		1,650	1,299
4.981% due 01/25/2035		6,293	3,532
5.078% due 02/25/2034		8,824	7,219
5.208% due 03/25/2035		36	19
5.297% due 09/25/2034		374	243
5.303% due 08/25/2036		9,100	3,457
5.362% due 05/25/2035		160,158	103,821
5.490% due 09/25/2035		76,539	41,590
5.731% due 02/25/2036		3,056	1,354
5.738% due 01/25/2036		33,063	16,549
5.746% due 03/25/2036		3,748	1,664
5.841% due 11/25/2036		947	461
6.250% due 08/25/2036		190	90
Bear Stearns Commercial Mortgage Securities
0.429% due 03/15/2019		503	433
3.970% due 11/11/2035		270	269
4.980% due 02/11/2041		400	389
5.060% due 11/15/2016		2,528	2,553
5.116% due 02/11/2041		900	775
5.201% due 12/11/2038		2,100	1,750
5.299% due 10/12/2042		25,000	21,570
5.331% due 02/11/2044		21,525	17,478
5.405% due 12/11/2040		19,685	17,561
5.471% due 01/12/2045		30,000	24,998
5.593% due 06/11/2040		4,300	4,348
5.610% due 11/15/2033		1,770	1,789
5.623% due 03/11/2039		13,650	11,755
5.694% due 06/11/2050		22,410	18,413
5.700% due 06/11/2050		36,100	28,776
5.703% due 06/11/2050		1,300	1,163
5.878% due 09/11/2038		518	491
5.909% due 06/11/2040		43,766	36,036
6.440% due 06/16/2030		388	388
6.480% due 02/15/2035		250	254
7.000% due 05/20/2030		28,238	28,051
Bear Stearns Mortgage Funding Trust
0.384% due 02/25/2037		216	167
Bear Stearns Mortgage Securities, Inc.
4.276% due 06/25/2030		141	134
Bear Stearns Structured Products, Inc.
5.644% due 01/26/2036		6,632	3,665
5.714% due 12/26/2046		6,947	4,232
CC Mortgage Funding Corp.
0.494% due 05/25/2036		4,846	3,842
Chase Manhattan Bank-First Union National Bank
7.439% due 08/15/2031		1,520	1,517
Chase Mortgage Finance Corp.
5.426% due 03/25/2037		21,434	13,153
6.000% due 09/25/2036		275	134
Chaseflex Trust
5.500% due 06/25/2035		50	43
Citicorp Mortgage Securities, Inc.
5.250% due 12/25/2033		250	226
Citigroup Commercial Mortgage Trust
0.389% due 08/15/2021		5	4
5.622% due 12/10/2049		73	74
5.888% due 12/10/2049		600	434
6.299% due 12/10/2049		21,000	17,226
Citigroup Mortgage Loan Trust, Inc.
0.379% due 01/25/2037		1,922	1,603
1.114% due 08/25/2035		4,182	2,675
4.098% due 08/25/2035		15,867	11,526
4.248% due 08/25/2035		85,654	68,211
4.669% due 08/25/2035		103,532	76,582
4.700% due 12/25/2035		55,549	44,879
4.735% due 12/25/2035		5,420	3,020
4.748% due 08/25/2035		3,005	2,392
4.900% due 10/25/2035		23	17
5.672% due 07/25/2046		15,717	8,394
5.994% due 09/25/2037		102,872	55,780
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		50,225	37,202
5.617% due 10/15/2048		1,000	817
5.886% due 11/15/2044		200	160
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		4,582	2,952
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021		462	461
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		145	154
Commercial Mortgage Pass-Through Certificates
0.539% due 02/05/2019		500	359
0.818% due 02/16/2034		16,807	14,964
0.818% due 07/16/2034		1,090	907
5.306% due 12/10/2046		137,853	100,900
Countrywide Alternative Loan Trust
0.395% due 09/20/2046		16	16
0.465% due 05/20/2046		1,668	1,406
0.484% due 01/25/2037		4,100	1,598
0.494% due 05/25/2047		6,010	2,259
0.504% due 09/25/2046		45,396	17,360
0.510% due 12/20/2046		120,749	48,488
0.514% due 05/25/2036		3,602	1,428
0.524% due 05/25/2035		405	183
0.524% due 07/25/2046		8,515	3,652
0.525% due 07/20/2046		53,544	20,695
0.564% due 09/25/2046		1,000	82
0.564% due 10/25/2046		608	145
0.574% due 07/25/2046		800	68
0.584% due 05/25/2036		622	90
0.594% due 02/25/2037		5,906	2,691
0.664% due 09/25/2035		3,684	1,680
0.664% due 05/25/2037		442	176
2.340% due 12/25/2035		1,127	511
2.340% due 02/25/2036		1,220	562
2.440% due 08/25/2035		649	252
2.840% due 11/25/2035		3,130	1,382
3.380% due 11/25/2035		40	18
4.500% due 06/25/2035		152	148
5.000% due 08/25/2019		1,188	1,065
5.250% due 06/25/2035		2,965	2,368
5.306% due 10/25/2035		1,545	1,057
5.750% due 03/25/2037		3,000	1,377
5.886% due 02/25/2037		46,997	27,715
5.889% due 11/25/2035		3,583	2,011
6.000% due 10/25/2032		3,227	2,796
6.000% due 12/25/2033		30	25
6.000% due 02/25/2034		29	27
6.000% due 01/25/2037		18,456	10,086
6.000% due 02/25/2037		2,649	1,607
6.133% due 08/25/2036		657	567
6.250% due 12/25/2033		25	22
6.250% due 11/25/2036		3,078	2,117
6.250% due 08/25/2037		8,444	4,542
6.500% due 05/25/2036		10,345	5,335
Countrywide Home Loan Mortgage Pass-Through Trust
0.544% due 05/25/2035		19,248	8,585
0.604% due 04/25/2035		23,321	10,496
0.634% due 03/25/2035		492	213
0.644% due 02/25/2035		1,728	905
0.654% due 02/25/2035		23	12
0.654% due 06/25/2035		8,128	5,907
0.654% due 03/25/2036		1,050	194
0.664% due 02/25/2036		569	103
0.694% due 09/25/2034		45	23
0.714% due 08/25/2018		3,571	3,448
3.750% due 07/19/2031		27	28
3.951% due 07/25/2034		7,210	6,490
4.122% due 11/19/2033		1,396	1,245
4.711% due 02/20/2035		2,580	2,054
4.786% due 11/25/2034		3,011	2,288
4.789% due 04/20/2035		29	25
5.250% due 01/20/2035		1,800	1,433
5.250% due 02/20/2036		50,212	34,126
5.309% due 10/19/2032		8	2
5.364% due 10/20/2035		3,902	1,882
5.373% due 02/25/2047		3,295	1,690
5.500% due 11/25/2035		15,897	6,320
5.550% due 04/20/2036		3,113	2,066
5.575% due 02/20/2036		927	487
5.575% due 03/25/2037		3,145	1,472
5.752% due 05/20/2036		5,852	2,969
6.069% due 09/25/2047		10,425	6,138
6.500% due 01/25/2034		562	408
7.500% due 06/25/2035		554	607
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040		4,200	2,838
5.467% due 09/15/2039		37,300	26,214
5.579% due 04/25/2037		2,100	955
5.695% due 09/15/2040		19,765	13,629
5.846% due 03/15/2039		14,987	10,757
5.863% due 02/25/2037		4,600	2,045
CS First Boston Mortgage Securities Corp.
1.135% due 03/25/2032		878	665
3.044% due 05/25/2032		44	41
3.844% due 07/25/2033		46	41
4.059% due 04/25/2034		41,658	36,767
4.106% due 12/15/2035		8,418	8,380
4.151% due 06/25/2032		43	36
4.214% due 08/25/2033		186	163
4.485% due 11/15/2036		3,347	3,346
4.495% due 05/25/2032		163	143
5.329% due 06/25/2032		15	12
5.435% due 09/15/2034		8,898	9,052
6.500% due 04/25/2033		2,146	2,008
7.170% due 05/17/2040		1,523	1,512
7.290% due 09/15/2041		235	236
7.500% due 12/25/2032		5	5
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		3,500	1,963
5.720% due 09/25/2036		4,000	2,548
6.172% due 06/25/2036		4,985	2,658
CW Capital Cobalt Ltd.
5.484% due 04/15/2047		4,100	2,709
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.384% due 12/25/2036		9,246	9,064
0.384% due 01/25/2047		58	53
0.394% due 03/25/2037		592	581
0.404% due 08/25/2037		12,063	10,463
0.414% due 10/25/2036		70	60
0.464% due 02/25/2047		19,064	7,182
5.050% due 09/25/2035		20	19
5.500% due 12/25/2035		4,100	2,321
5.590% due 10/25/2035		2,778	1,437
5.869% due 10/25/2036		3,800	2,056
5.886% due 10/25/2036		3,800	2,058
6.005% due 10/25/2036		5,023	3,455
6.300% due 07/25/2036		4,200	2,104
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021 (q)		217	193
8.000% due 03/25/2022		17	17
Downey Savings & Loan Association Mortgage Loan Trust
0.493% due 04/19/2048		2,220	380
3.472% due 07/19/2044		102	56
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017		19	20
First Horizon Alternative Mortgage Securities
0.814% due 06/25/2035		22,508	13,413
6.250% due 08/25/2037		2,832	2,137
First Horizon Asset Securities, Inc.
3.170% due 07/25/2033		22	19
5.365% due 08/25/2035		149	114
5.485% due 01/25/2037		270	182
5.500% due 01/25/2035		900	832
First Nationwide Trust
6.750% due 08/21/2031		936	835
First Republic Mortgage Loan Trust
0.569% due 11/15/2030		75	61
0.619% due 08/15/2032		375	319
0.669% due 11/15/2031		198	158
0.794% due 06/25/2030		1,974	1,702
First Union National Bank-Bank of America Commercial Mortgage Trust
6.136% due 03/15/2033		5,507	5,560
First Union National Bank Commercial Mortgage
6.141% due 02/12/2034		190	191
Fund America Investors Corp. II
4.325% due 06/25/2023		233	209
5.881% due 06/25/2023		5	5
GE Capital Commercial Mortgage Corp.
0.654% due 06/10/2048 (b)		4,380	42
4.093% due 01/10/2038		800	796
4.229% due 12/10/2037		17,817	17,869
4.596% due 11/10/2038		102	92
5.513% due 11/10/2045		2,700	2,280
6.496% due 01/15/2033		1,950	1,971
GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038		600	601
6.957% due 09/15/2035		1,951	2,016
7.455% due 08/16/2033		1,760	1,802
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		434	435
8.950% due 08/20/2017		39	43
Government Lease Trust
4.000% due 05/18/2011		39,915	41,265
6.480% due 05/18/2011		5,411	5,620
Greenpoint Mortgage Funding Trust
0.394% due 10/25/2046		1,444	1,190
0.394% due 01/25/2047		1,577	1,198
0.514% due 10/25/2046		1,000	106
0.514% due 12/25/2046		900	84
0.534% due 06/25/2045		702	299
0.584% due 04/25/2036		775	237
0.584% due 11/25/2045		704	336
0.654% due 10/25/2046		900	42
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		2,600	2,219
5.444% due 03/10/2039		85,431	68,330
GS Mortgage Securities Corp. II
0.408% due 03/06/2020		3,359	2,882
0.680% due 05/03/2018		100	100
5.560% due 11/10/2039		28,220	23,095
5.993% due 08/10/2045		310,700	235,677
6.044% due 08/15/2018		7,103	7,107
6.615% due 02/14/2016		1,800	1,941
6.624% due 05/03/2018		56,100	60,424
GSMPS Mortgage Loan Trust
7.500% due 06/25/2043		7,120	6,031
GSR Mortgage Loan Trust
0.664% due 01/25/2034		91	69
3.726% due 06/25/2034		67	57
3.949% due 09/25/2035		53,303	40,740
4.344% due 12/25/2034		2,147	1,445
4.469% due 09/25/2035		93,267	78,560
4.535% due 03/25/2033		82	74
5.241% due 11/25/2035		190,706	148,575
5.347% due 11/25/2035		3,266	2,337
5.500% due 03/25/2035		150	124
6.000% due 03/25/2032		110	109
GSRPM Mortgage Loan Trust
1.014% due 01/25/2032		1,568	1,013
Harborview Mortgage Loan Trust
0.458% due 04/19/2038		32,022	12,791
0.463% due 01/25/2047		8,523	3,292
0.493% due 07/19/2046		51,660	21,445
0.503% due 01/19/2038		9,368	4,005
0.505% due 08/21/2036		9,362	3,973
0.513% due 09/19/2046		12,548	5,387
0.533% due 05/19/2035		432	194
0.553% due 03/19/2036		19,081	8,056
0.655% due 06/20/2035		1,928	960
0.663% due 01/19/2035		4,039	1,777
0.683% due 02/19/2034		12	9
1.314% due 11/25/2047		5,227	1,991
3.683% due 06/19/2034		17,165	13,459
4.353% due 05/19/2033		176	150
5.143% due 07/19/2035		1,175	684
5.234% due 07/19/2035		296	181
5.849% due 08/19/2036		8,677	5,247
Homebanc Mortgage Trust
0.494% due 12/25/2036		4,332	1,891
5.797% due 04/25/2037		3,785	2,635
5.866% due 04/25/2037		4,100	1,951
Housing Development (AID Jamaica)
3.104% due 10/01/2018		6,130	6,022
Impac CMB Trust
1.314% due 07/25/2033		1,726	1,274
5.749% due 09/25/2034		653	486
Impac Secured Assets CMN Owner Trust
0.394% due 01/25/2037		813	763
0.404% due 11/25/2036		6,661	4,017
Indymac ARM Trust
3.708% due 01/25/2032		695	468
4.129% due 01/25/2032		218	142
4.798% due 08/25/2031		491	432
Indymac IMSC Mortgage Loan Trust
0.494% due 07/25/2047		18,937	7,269
Indymac INDA Mortgage Loan Trust
5.862% due 08/25/2036		4,100	2,278
Indymac INDB Mortgage Loan Trust
0.614% due 11/25/2035		1,591	605
Indymac Index Mortgage Loan Trust
0.414% due 01/25/2037		7	6
0.504% due 09/25/2046		35,167	13,737
0.514% due 11/25/2046		1,106	168
0.514% due 06/25/2047		19,051	7,914
0.554% due 07/25/2035		5,477	2,413
0.614% due 06/25/2037		3,060	957
1.094% due 05/25/2034		38	20
4.317% due 01/25/2036		15,324	7,362
4.776% due 01/25/2035		374	179
4.976% due 12/25/2034		2,759	2,093
5.000% due 08/25/2035		3,903	2,149
5.099% due 09/25/2035		3,384	2,097
5.268% due 06/25/2035		3,370	2,063
5.275% due 01/25/2036		2,013	1,360
5.302% due 09/25/2035		3,686	1,359
5.369% due 10/25/2035		1,845	1,143
5.479% due 04/25/2037		21,187	9,642
5.752% due 04/25/2037		46,184	23,373
5.800% due 06/25/2036		2,900	1,207
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036		1,045	909
JPMorgan Chase Commercial Mortgage Securities Corp.
0.055% due 01/12/2043 (b)		14,046	10
4.393% due 07/12/2037		38	37
4.575% due 07/15/2042		7,108	6,838
4.824% due 09/12/2037		16,300	15,280
4.851% due 08/15/2042		45	43
5.050% due 12/12/2034		10,000	9,507
5.273% due 02/12/2051		29	29
5.336% due 05/15/2047		198,231	152,513
5.420% due 01/15/2049		67,859	50,142
5.429% due 12/12/2043		500	406
5.440% due 06/12/2047		29,740	22,478
5.794% due 02/12/2051		200	150
5.857% due 10/12/2035		2,020	1,995
5.882% due 02/15/2051		53,040	39,870
5.918% due 02/12/2049		4,250	3,645
5.935% due 02/12/2049		51,543	39,121
6.007% due 06/15/2049		58,410	45,190
JPMorgan Commercial Mortgage Finance Corp.
7.371% due 08/15/2032		790	798
JPMorgan Mortgage Trust
4.381% due 11/25/2033		53	46
4.773% due 07/25/2035		3,640	2,852
4.810% due 02/25/2034		4,761	4,293
4.873% due 04/25/2035		1,963	1,748
4.948% due 02/25/2036		11,628	7,407
5.009% due 07/25/2035		42,649	32,629
5.012% due 02/25/2035		2,856	2,500
5.120% due 10/25/2035		3,723	2,120
5.377% due 08/25/2035		3,700	2,870
5.397% due 11/25/2035		3,128	2,582
5.500% due 10/25/2035		2,482	1,690
5.786% due 04/25/2037		129	98
LB Mortgage Trust
8.444% due 01/20/2017		12,030	11,686
LB-UBS Commercial Mortgage Trust
4.553% due 07/15/2030		58	57
4.563% due 09/15/2026		14,000	13,828
5.424% due 02/15/2040		21,400	15,616
5.430% due 02/15/2040		51,669	37,493
5.866% due 09/15/2045		23,730	18,218
6.133% due 12/15/2030		1,150	1,172
6.365% due 12/15/2028		694	710
6.510% due 12/15/2026		1,449	1,496
6.653% due 11/15/2027		35	36
7.370% due 08/15/2026		266	273
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.399% due 09/15/2021		768	680
Luminent Mortgage Trust
0.484% due 12/25/2036		25,694	10,104
0.494% due 12/25/2036		12,516	4,507
0.514% due 10/25/2046		9,017	3,718
MASTR Adjustable Rate Mortgages Trust
0.524% due 04/25/2046		16,337	6,702
0.554% due 05/25/2037		3,608	1,538
0.614% due 05/25/2047		1,000	108
3.265% due 10/25/2032		2,798	2,523
3.469% due 11/21/2034		11,700	7,395
3.912% due 05/25/2034		255	200
MASTR Alternative Loans Trust
0.714% due 03/25/2036		15,393	5,537
MASTR Asset Securitization Trust
5.500% due 09/25/2033		3,970	3,782
MASTR Seasoned Securities Trust
6.198% due 09/25/2017		18,401	18,025
6.500% due 08/25/2032		35,495	34,270
Mellon Residential Funding Corp.
0.669% due 11/15/2031		16,362	11,898
0.759% due 12/15/2030		3,764	3,035
0.799% due 06/15/2030		5,705	4,749
1.199% due 11/15/2031		275	195
2.615% due 10/20/2029		10,847	10,194
Merrill Lynch Alternative Note Asset
0.614% due 03/25/2037		6,100	2,128
5.557% due 06/25/2037		4,309	1,987
Merrill Lynch Countrywide Commercial Mortgage Trust
2.986% due 07/09/2009		8,700	7,838
5.172% due 12/12/2049		10,415	7,607
5.378% due 08/12/2048		4,000	2,672
5.485% due 03/12/2051		31,860	21,463
5.700% due 09/12/2049		18,165	12,581
5.810% due 06/12/2050		29,150	20,930
6.156% due 08/12/2049		9,600	6,658
Merrill Lynch Floating Trust
0.389% due 06/15/2022		166	117
Merrill Lynch Mortgage-Backed Securities Trust
5.845% due 04/25/2037		21,870	11,754
Merrill Lynch Mortgage Investors, Inc.
0.524% due 02/25/2036		74	40
0.564% due 08/25/2036		2,050	942
3.715% due 08/25/2034		4,742	4,189
4.296% due 05/25/2033		1,565	1,263
4.565% due 02/25/2034		43	36
4.668% due 02/25/2033		49	41
4.865% due 06/25/2035		17,586	12,010
4.910% due 12/25/2032		535	466
4.997% due 05/25/2033		29	28
Merrill Lynch Mortgage Trust
0.328% due 11/12/2035 (b)		3,259	9
MLCC Mortgage Investors, Inc.
0.564% due 11/25/2035		2,615	1,807
0.644% due 06/25/2028		3,852	2,242
1.314% due 10/25/2035		2,055	1,638
3.145% due 01/25/2029		835	659
4.250% due 10/25/2035		142,070	114,711
4.948% due 04/25/2035		1,843	1,449
Morgan Stanley Capital I
0.380% due 10/15/2020		52,417	38,892
5.332% due 12/15/2043		41,870	31,430
5.364% due 03/15/2044		2,500	1,901
5.447% due 02/12/2044		50	38
5.558% due 03/12/2044		700	569
5.569% due 12/15/2044		26,700	19,559
5.692% due 04/15/2049		3,600	2,635
5.809% due 12/12/2049		81,830	62,579
6.076% due 06/11/2049		24,800	18,748
Morgan Stanley Dean Witter Capital I
4.740% due 11/13/2036		26,500	25,053
5.500% due 04/25/2017		28	28
5.720% due 12/18/2032		11,177	11,195
6.660% due 02/15/2033		6,101	6,194
Morgan Stanley Mortgage Loan Trust
0.624% due 01/25/2035		31	16
5.380% due 06/25/2036		6,192	5,060
5.701% due 02/25/2047		3,400	1,598
6.359% due 06/25/2036		39,437	17,052
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035		348	209
5.524% due 02/25/2036		2,097	897
5.820% due 03/25/2047		3,300	1,924
6.138% due 03/25/2047		3,000	1,768
7.000% due 02/19/2030		2,535	2,438
Nomura Asset Securities Corp.
6.590% due 03/15/2030		18	18
Ocwen Residential MBS Corp.
7.000% due 10/25/2040		306	36
Opteum Mortgage Acceptance Corp.
0.404% due 04/25/2036		24	23
0.574% due 07/25/2035		3,261	2,244
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		29	31
Paine Webber CMO Trust
8.625% due 09/01/2018		3	3
1359.500% due 08/01/2019 (b)		0	3
Prime Mortgage Trust
0.714% due 02/25/2019		1,923	1,823
0.714% due 02/25/2034		11,991	9,707
5.000% due 02/25/2019		79	77
Provident Funding Mortgage Loan Trust
3.419% due 10/25/2035		10,839	8,185
4.340% due 04/25/2034		12,505	10,794
Prudential-Bache CMO Trust
8.400% due 03/20/2021		225	225
Prudential Securities Secured Financing Corp.
7.604% due 06/16/2031		1,200	1,192
Regal Trust IV
3.503% due 09/29/2031		1,145	1,034
Resecuritization Mortgage Trust
0.558% due 04/26/2021		1	1
Residential Accredit Loans, Inc.
0.414% due 09/25/2046		10,283	8,078
0.494% due 06/25/2046		166,676	64,254
0.564% due 08/25/2037		13,854	5,511
0.619% due 09/25/2046		500	58
0.644% due 03/25/2037		3,705	1,298
2.049% due 08/25/2035		2,588	1,161
5.667% due 09/25/2035		2,920	1,818
5.880% due 02/25/2036		3,152	1,615
6.000% due 06/25/2036		225	119
Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034		3,907	3,896
8.500% due 10/25/2031		669	594
Residential Asset Securitization Trust
0.714% due 01/25/2046		34,028	15,599
0.764% due 12/25/2036		1,137	510
5.750% due 02/25/2036		2,710	1,731
6.250% due 10/25/2036		1,700	862
Residential Funding Mortgage Securities I
0.714% due 07/25/2018		470	335
5.202% due 09/25/2035		329	236
5.250% due 03/25/2034		409	408
5.500% due 12/25/2034		900	663
6.500% due 03/25/2032		609	612
Salomon Brothers Mortgage Securities VII, Inc.
0.814% due 05/25/2032		185	168
4.416% due 12/25/2030		129	112
4.865% due 03/18/2036		80	78
5.045% due 03/18/2036		40	36
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018		201	218
Sears Mortgage Securities
12.000% due 02/25/2014		51	51
Securitized Asset Sales, Inc.
4.848% due 11/26/2023		121	110
Sequoia Mortgage Trust
0.515% due 07/20/2036		143	102
0.663% due 10/19/2026		323	245
0.665% due 07/20/2033		684	549
0.975% due 06/20/2033		59	43
4.263% due 04/20/2035		35,454	27,295
5.102% due 01/20/2047		8,175	4,658
Sovereign Commercial Mortgage Securities Trust
5.835% due 07/22/2030		1,200	1,058
Structured Adjustable Rate Mortgage Loan Trust
0.534% due 05/25/2037		442	174
0.554% due 06/25/2035		1,788	1,115
2.610% due 01/25/2035		253	107
4.328% due 03/25/2034		1,989	1,576
4.802% due 02/25/2034		2,362	1,805
5.073% due 08/25/2034		738	524
5.190% due 12/25/2034		345	262
5.199% due 09/25/2034		2,671	2,301
5.246% due 05/25/2036		4,100	1,697
5.376% due 11/25/2035		1,992	1,189
5.411% due 09/25/2036		4,100	2,247
5.450% due 01/25/2036		10,421	6,719
5.611% due 06/25/2035		5,653	3,346
5.950% due 02/25/2036		3,304	1,753
6.000% due 03/25/2036		3,348	1,704
6.000% due 10/25/2037		2,847	1,329
Structured Asset Mortgage Investments, Inc.
0.384% due 08/25/2036		1,481	1,419
0.414% due 09/25/2047		1,301	1,212
0.434% due 08/25/2036		25,208	10,117
0.444% due 03/25/2037		1,162	423
0.484% due 03/25/2037		49	8
0.504% due 06/25/2036		2,007	761
0.504% due 07/25/2046		55,867	23,382
0.524% due 04/25/2036		183	77
0.524% due 08/25/2036		5,341	2,206
0.524% due 05/25/2046		238	96
0.534% due 05/25/2036		72	28
0.534% due 05/25/2046		19,283	7,663
0.534% due 09/25/2047		300	57
0.544% due 05/25/2045		207	93
0.563% due 07/19/2035		428	272
0.574% due 05/25/2046		624	140
0.614% due 08/25/2036		1,100	134
0.624% due 12/25/2035		9,512	4,310
0.643% due 10/19/2034		540	412
0.663% due 03/19/2034		17	11
0.733% due 10/19/2033		983	752
0.893% due 07/19/2034		44	24
0.973% due 09/19/2032		10,775	8,058
4.680% due 05/25/2022		1,681	1,072
5.457% due 04/30/2030		2	1
Structured Asset Securities Corp.
0.364% due 05/25/2036		595	554
3.716% due 01/25/2032		2,212	2,021
4.093% due 07/25/2032		996	760
4.124% due 05/25/2032		284	255
4.395% due 01/25/2034		1,546	1,161
4.504% due 10/25/2035		146	101
4.687% due 02/25/2032		2,139	1,897
5.250% due 12/25/2034		8,195	7,438
5.414% due 03/25/2033		8,674	8,074
8.560% due 04/15/2027		62	54
Structured Mortgage Asset Residential Trust
7.250% due 07/25/2024		38	38
TBW Mortgage-Backed Pass-Through Certificates
0.424% due 01/25/2037		2,250	2,044
5.630% due 01/25/2037		1,600	752
5.970% due 09/25/2036		5,000	2,509
6.014% due 07/25/2037		3,300	1,692
6.080% due 09/25/2036		600	596
6.500% due 07/25/2036		13,405	8,260
Thornburg Mortgage Securities Trust
0.434% due 09/25/2046		21,073	19,343
0.439% due 06/25/2037		1,960	1,746
4.531% due 10/25/2043		1,707	1,433
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028		4,000	3,880
6.800% due 01/25/2028		692	691
Wachovia Bank Commercial Mortgage Trust
0.399% due 06/15/2020		150	110
0.409% due 09/15/2021		4,848	3,494
0.494% due 06/15/2049		184,300	96,875
5.215% due 01/15/2041		450	396
5.308% due 11/15/2048		41,775	32,023
5.342% due 12/15/2043		194,250	128,319
5.416% due 01/15/2045		4,100	3,236
5.509% due 04/15/2047		58,608	39,046
5.678% due 05/15/2046		60	49
5.891% due 05/15/2043		50	46
5.926% due 05/15/2043		655	537
Wachovia Mortgage Loan Trust LLC
5.453% due 10/20/2035		2,112	1,566
WaMu Mortgage Pass-Through Certificates
0.534% due 07/25/2046		778	204
0.544% due 04/25/2045		629	323
0.574% due 11/25/2045		5,612	2,723
0.584% due 12/25/2045		64	30
0.604% due 10/25/2045		40,367	21,174
0.624% due 01/25/2045		26	12
0.634% due 01/25/2045		689	347
0.682% due 11/25/2034		1,565	808
0.694% due 11/25/2045		4,591	3,641
0.724% due 11/25/2045		800	196
0.724% due 12/25/2045		800	188
0.802% due 11/25/2034		1,614	544
0.854% due 12/25/2027		2,397	1,793
0.954% due 12/25/2027		24,270	18,752
2.080% due 01/25/2047		24,537	8,590
2.100% due 04/25/2047		36,483	15,247
2.139% due 02/25/2047		60,637	24,451
2.139% due 03/25/2047		53,891	22,007
2.150% due 07/25/2047		1,338	501
2.160% due 12/25/2046		22,600	7,741
2.320% due 06/25/2046		45,975	20,967
2.340% due 02/25/2046		143	64
2.540% due 11/25/2042		252	145
2.674% due 05/25/2041		34	28
2.740% due 06/25/2042		1,843	1,340
2.740% due 08/25/2042		227	144
2.840% due 11/25/2046		2,338	1,531
2.877% due 02/27/2034		1,235	1,012
2.880% due 05/25/2046		3,236	1,165
2.909% due 06/25/2033		11,941	9,336
3.127% due 09/25/2046		67	29
3.127% due 10/25/2046		32,911	14,768
3.127% due 12/25/2046		5,784	2,460
3.711% due 03/25/2034		659	553
3.766% due 03/25/2033		69	56
3.997% due 08/25/2034		173	151
4.677% due 05/25/2035		536	384
4.830% due 09/25/2035		575	376
5.293% due 01/25/2037		16,810	9,831
5.394% due 02/25/2037		61,827	36,705
5.468% due 04/25/2037		11,843	7,102
5.575% due 12/25/2036		10,686	6,889
5.581% due 12/25/2036		36,182	22,322
5.632% due 05/25/2037		26,268	16,996
5.687% due 02/25/2037		32,158	17,991
5.833% due 02/25/2037		42,263	26,497
5.928% due 09/25/2036		17,957	11,574
Washington Mutual Alternative Mortgage Pass-Through Certificates
2.310% due 05/25/2046		11,871	5,044
6.268% due 07/25/2036		2,400	1,114
Washington Mutual MSC Mortgage Pass-Through Certificates
4.087% due 06/25/2033		10,507	9,019
4.104% due 01/25/2035		1,277	893
4.541% due 05/25/2033		339	226
4.773% due 02/25/2031		64	53
5.380% due 02/25/2033		78	65
6.500% due 06/25/2032		18	18
Wells Fargo Mortgage-Backed Securities Trust
0.814% due 07/25/2037		8,937	5,420
3.581% due 09/25/2034		28,281	24,615
3.585% due 12/25/2034		4,220	3,892
4.076% due 10/25/2035		909	785
4.121% due 07/25/2035		49,749	33,070
4.301% due 05/25/2035		11,955	9,925
4.406% due 03/25/2036		6,376	4,180
4.500% due 11/25/2018		104	101
4.603% due 01/25/2034		7,323	6,742
4.612% due 06/25/2035		8,670	7,616
4.694% due 04/25/2036		135	109
4.697% due 12/25/2033		937	839
4.722% due 07/25/2034		241	216
4.947% due 01/25/2035		66	55
4.950% due 03/25/2036		211,914	149,945
5.775% due 04/25/2036		1,882	494

Total Mortgage-Backed Securities (Cost $6,851,961)			5,386,785

ASSET-BACKED SECURITIES 1.6%
Access Group, Inc.
2.392% due 10/27/2025		10,645	10,733
Accredited Mortgage Loan Trust
0.364% due 02/25/2037		4,428	4,074
ACE Securities Corp.
0.364% due 12/25/2036		156	115
0.374% due 10/25/2036		92	60
0.394% due 10/25/2036		12	12
AFC Home Equity Loan Trust
1.024% due 12/22/2027		15	8
American Express Credit Account Master Trust
0.819% due 02/15/2012		4	4
1.269% due 08/15/2012		130,700	131,022
AmeriCredit Automobile Receivables Trust
3.430% due 07/06/2011		28	28
Ameriquest Mortgage Securities, Inc.
0.544% due 11/25/2035		577	452
0.744% due 10/25/2033		61	46
Amortizing Residential Collateral Trust
0.584% due 06/25/2032		268	125
0.604% due 07/25/2032		66	35
Argent Securities, Inc.
0.364% due 10/25/2036		319	314
0.514% due 10/25/2035		4,396	3,642
Asset-Backed Funding Certificates
0.374% due 10/25/2036		368	362
0.374% due 11/25/2036		180	172
0.374% due 01/25/2037		206	170
0.664% due 06/25/2034		1,681	826
Asset-Backed Securities Corp. Home Equity
0.394% due 05/25/2037		6,698	5,339
0.474% due 06/25/2035		1,254	1,227
0.589% due 09/25/2034		130	84
BA Credit Card Trust
0.329% due 02/15/2013		100	99
0.349% due 11/15/2013		19,860	19,381
0.539% due 04/16/2012		955	953
0.899% due 04/15/2013		49,610	49,238
1.519% due 12/16/2013		1,500	1,497
Bank One Issuance Trust
0.569% due 05/16/2016		500	474
Bay View Auto Trust
5.010% due 06/25/2014		22	22
Bear Stearns Asset-Backed Securities Trust
0.354% due 02/25/2037		4,742	4,041
0.364% due 11/25/2036		1,511	1,332
0.374% due 01/25/2037		777	630
0.384% due 12/25/2036		7,251	6,158
0.394% due 10/25/2036		155	137
0.404% due 06/25/2047		44	33
0.464% due 01/25/2037		20,846	15,733
0.504% due 01/25/2047		394	286
0.714% due 10/27/2032		2,474	1,693
0.764% due 03/25/2043		96	87
0.814% due 11/25/2042		812	609
0.954% due 12/25/2034		9	5
0.974% due 10/25/2032		6,370	3,928
4.786% due 06/25/2043		2,293	1,861
4.939% due 10/25/2036		401	225
5.062% due 07/25/2036		406	211
BNC Mortgage Loan Trust
0.414% due 05/25/2037		1,345	1,014
Bravo Mortgage Asset Trust
0.444% due 07/25/2036		103	101
Brazos Student Finance Corp.
1.110% due 06/01/2023		1,053	1,046
Capital Auto Receivables Asset Trust
1.769% due 10/15/2012		42,200	41,923
Carrington Mortgage Loan Trust
0.364% due 08/25/2036		232	229
0.364% due 10/25/2036		821	769
0.364% due 01/25/2037		301	250
0.414% due 06/25/2037		1,944	1,548
0.634% due 10/25/2035		2,240	1,739
Cendant Mortgage Corp.
5.986% due 07/25/2043		940	940
Centex Home Equity
0.414% due 06/25/2036		1,939	1,870
Chase Funding Mortgage Loan Asset-Backed Certificates
0.814% due 03/25/2032		1	1
0.954% due 08/25/2032		1,521	1,101
1.054% due 10/25/2032		87	66
4.499% due 11/25/2034		51	45
Chase Issuance Trust
0.319% due 04/16/2012		800	795
0.359% due 10/15/2012		600	594
0.359% due 04/15/2013		1,800	1,768
4.230% due 01/15/2013		190	194
4.550% due 03/15/2013		10	10
5.120% due 10/15/2014		100	104
CIT Group Home Equity Loan Trust
0.584% due 06/25/2033		7	5
Citibank Credit Card Issuance Trust
0.599% due 03/22/2012		589	586
4.850% due 04/22/2015		125	128
Citigroup Mortgage Loan Trust, Inc.
0.354% due 09/25/2036		44	44
0.354% due 12/25/2036		83	65
0.374% due 01/25/2037		32	32
0.374% due 05/25/2037		13,742	11,062
0.374% due 07/25/2045		10,589	7,447
0.384% due 12/25/2036		536	503
0.384% due 05/25/2037 (q)		19,477	12,513
0.414% due 10/25/2036		4,337	4,070
5.764% due 01/25/2037		2,600	1,275
Community Program Loan Trust
4.500% due 10/01/2018		4,947	4,948
4.500% due 04/01/2029		26,000	23,145
Conseco Finance
0.769% due 05/15/2032		145	86
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		244	209
Conseco Financial Corp.
6.240% due 12/01/2028		119	104
6.870% due 04/01/2030		731	609
7.140% due 01/15/2029		75	68
Countrywide Asset-Backed Certificates
0.364% due 03/25/2037		5,811	5,722
0.364% due 05/25/2037		10,133	9,592
0.364% due 07/25/2037		1,835	1,696
0.364% due 08/25/2037		36,267	32,445
0.364% due 12/25/2046		383	375
0.364% due 03/25/2047		858	834
0.364% due 05/25/2047		345	315
0.364% due 06/25/2047		3,886	3,607
0.374% due 03/25/2037		2	2
0.384% due 06/25/2047		451	418
0.394% due 06/25/2037		12,151	11,239
0.394% due 10/25/2047		1,136	998
0.404% due 06/25/2037		1,088	886
0.424% due 10/25/2046		2,288	2,154
0.474% due 02/25/2036		2,601	2,463
0.494% due 09/25/2036		7,936	5,621
0.654% due 12/25/2036		112	66
0.794% due 12/25/2031		3	1
1.054% due 05/25/2032		15	6
Credit-Based Asset Servicing & Securitization LLC
0.374% due 11/25/2036		1,610	1,316
0.384% due 01/25/2037		79	38
0.434% due 07/25/2037		2,129	1,574
1.414% due 04/25/2032		498	286
4.831% due 08/25/2035		197	164
6.280% due 05/25/2035		2,200	1,338
CS First Boston Mortgage Securities Corp.
0.564% due 01/25/2043		6	6
0.934% due 01/25/2032		707	464
1.014% due 07/25/2032		52	20
1.054% due 08/25/2032		1,556	569
Daimler Chrysler Auto Trust
1.798% due 09/10/2012		6,140	6,116
5.000% due 02/08/2012		50	51
Delta Funding Home Equity Loan Trust
1.139% due 09/15/2029		210	75
Denver Arena Trust
6.940% due 11/15/2019		2,995	2,644
Discover Card Master Trust I
0.694% due 10/16/2013		400	392
Equity One Asset-Backed Securities, Inc.
0.874% due 11/25/2032		153	87
Equivantage Home Equity Loan Trust
7.300% due 10/25/2025		1	1
First Alliance Mortgage Loan Trust
1.075% due 03/20/2031		965	763
First Franklin Mortgage Loan Asset-Backed Certificates
0.354% due 01/25/2038		697	642
0.364% due 10/25/2036		6,386	6,013
0.364% due 11/25/2036		3,268	3,079
0.364% due 12/25/2036		3	3
0.364% due 03/25/2037		3,576	3,317
0.384% due 12/25/2036		4,647	4,108
0.384% due 12/25/2037		833	788
0.404% due 07/25/2036		22,916	20,876
0.684% due 12/25/2034		592	473
First NLC Trust
0.384% due 08/25/2037		3,096	1,936
FMAC Loan Receivables Trust
6.500% due 09/15/2020		15	8
7.900% due 04/15/2019		20	15
Ford Credit Auto Owner Trust
4.950% due 03/15/2013		25	26
5.150% due 11/15/2011		100	103
Franklin Auto Trust
1.895% due 06/20/2012		28,900	28,962
Fremont Home Loan Trust
0.364% due 10/25/2036		5,411	3,383
0.374% due 01/25/2037		790	512
0.424% due 02/25/2036		463	429
GE-WMC Mortgage Securities LLC
0.354% due 08/25/2036		66	49
Greenpoint Manufactured Housing
7.270% due 06/15/2029		110	48
GSAA Trust
0.614% due 03/25/2037		6,200	2,044
0.614% due 05/25/2047		1,000	349
GSAMP Trust
0.354% due 10/25/2046		422	400
0.384% due 09/25/2036		588	563
0.384% due 12/25/2036		1,335	708
0.404% due 11/25/2035		787	168
0.604% due 03/25/2034		297	294
1.164% due 02/25/2047		144,440	90,587
HFC Home Equity Loan Asset-Backed Certificates
0.385% due 03/20/2036		2,258	2,200
0.465% due 03/20/2036		9,915	6,944
0.585% due 01/20/2035		966	601
0.605% due 01/20/2034		14,489	10,039
0.665% due 09/20/2033		699	523
Home Equity Asset Trust
0.374% due 05/25/2037		12,875	11,380
0.914% due 11/25/2032		154	64
HSBC Asset Loan Obligation
0.374% due 12/25/2036		1,246	1,100
HSI Asset Securitization Corp. Trust
0.364% due 10/25/2036		3,306	1,950
0.364% due 12/25/2036		28,205	17,135
0.374% due 05/25/2037		163	116
IMC Home Equity Loan Trust
5.650% due 07/25/2026		68	68
7.310% due 11/20/2028		33	29
7.500% due 04/25/2026		32	32
7.520% due 08/20/2028		29	25
Indymac Residential Asset-Backed Trust
0.364% due 11/25/2036		76	76
0.374% due 04/25/2037		575	546
0.394% due 07/25/2037		690	626
JPMorgan Mortgage Acquisition Corp.
0.364% due 07/25/2036		3,466	3,285
0.364% due 08/25/2036		51	47
0.364% due 10/25/2036		4,824	3,749
0.364% due 05/25/2037		2,141	1,858
0.374% due 05/25/2037		11,981	9,783
0.374% due 03/25/2047		4,854	3,494
0.394% due 08/25/2036		3,335	3,075
0.394% due 03/25/2037		127	101
0.404% due 10/25/2036		349	302
LA Arena Funding LLC
7.656% due 12/15/2026		241	226
Lehman ABS Mortgage Loan Trust
0.404% due 06/25/2037		10,973	6,994
Lehman XS Trust
0.384% due 05/25/2046		6	6
0.394% due 11/25/2046		171	143
Long Beach Mortgage Loan Trust
0.354% due 11/25/2036		859	797
0.374% due 10/25/2036		58	55
0.494% due 08/25/2035		138	134
0.594% due 10/25/2034		4,939	3,161
Massachusetts Educational Financing Authority
2.042% due 04/25/2038		4,236	4,188
MASTR Asset-Backed Securities Trust
0.364% due 01/25/2037		191	52
0.374% due 11/25/2036		979	908
0.394% due 05/25/2037		146	118
0.424% due 02/25/2036		61	59
MBNA Credit Card Master Note Trust
0.359% due 11/15/2012		200	198
0.359% due 05/15/2013		22,447	22,080
0.419% due 12/15/2011		635	635
4.100% due 10/15/2012		70	71
Merrill Lynch First Franklin Mortgage Loan Trust
0.374% due 07/25/2037		5,132	4,061
Merrill Lynch Mortgage Investors, Inc.
0.364% due 05/25/2037		55	54
0.384% due 08/25/2036		2,340	2,326
0.384% due 07/25/2037		7,316	6,839
0.434% due 02/25/2037		4,261	2,239
Mesa Trust Asset-Backed Certificates
0.714% due 12/25/2031		1,812	1,487
Mid-State Trust
6.340% due 10/15/2036		20,247	13,076
7.340% due 07/01/2035		1,216	946
7.791% due 03/15/2038		3,322	2,344
8.330% due 04/01/2030		16,047	12,905
Morgan Stanley ABS Capital I
0.354% due 10/25/2036		63	59
0.364% due 07/25/2036		829	501
0.364% due 09/25/2036		3,389	3,245
0.364% due 10/25/2036		78	73
0.364% due 11/25/2036		1,776	1,677
0.374% due 05/25/2037		1,151	739
0.414% due 09/25/2036		200	149
0.414% due 11/25/2036		5,000	3,090
1.114% due 07/25/2037		22,977	16,470
Morgan Stanley Home Equity Loan Trust
0.364% due 12/25/2036		11,714	10,479
Morgan Stanley IXIS Real Estate Capital Trust
0.364% due 11/25/2036		166	158
0.424% due 11/25/2036		200	67
Morgan Stanley Mortgage Loan Trust
0.384% due 01/25/2047		117	101
0.544% due 02/25/2037		1,700	416
0.674% due 04/25/2037		7,800	2,844
5.726% due 10/25/2036		2,800	1,941
5.750% due 11/25/2036		3,147	1,418
5.750% due 04/25/2037		2,706	1,793
6.000% due 07/25/2047		2,890	1,922
MPC Natural Gas Funding Trust
6.200% due 03/15/2013		3,044	3,163
Nationstar Home Equity Loan Trust
0.374% due 03/25/2037		7,018	6,514
0.434% due 04/25/2037		1,558	1,385
Nelnet Student Loan Trust
0.609% due 12/24/2018		33	33
1.622% due 04/27/2015		219	219
1.792% due 07/25/2018		10,000	9,881
2.022% due 10/25/2019		5,000	4,867
New Century Home Equity Loan Trust
0.574% due 06/25/2035		810	407
0.584% due 09/25/2035		23,822	19,857
Nissan Auto Receivables Owner Trust
4.280% due 06/16/2014		50	51
Nomura Asset Acceptance Corp.
0.454% due 01/25/2036		909	798
Option One Mortgage Loan Trust
0.354% due 02/25/2037		168	166
0.364% due 01/25/2037		152	144
0.374% due 07/25/2037		91	76
0.404% due 04/25/2037		3,502	3,017
Park Place Securities, Inc.
0.574% due 09/25/2035		247	157
0.626% due 10/25/2034		215	161
Popular ABS Mortgage Pass-Through Trust
0.404% due 01/25/2037		463	404
0.404% due 06/25/2047		26,036	20,430
Renaissance Home Equity Loan Trust
0.674% due 11/25/2034		130	86
0.814% due 12/25/2033		429	205
1.014% due 08/25/2032		104	49
5.565% due 02/25/2036		21	19
Residential Asset Mortgage Products, Inc.
0.394% due 10/25/2036		2	2
0.404% due 10/25/2036		61	61
0.414% due 08/25/2046		688	656
0.714% due 06/25/2047		1,700	623
Residential Asset Securities Corp.
0.384% due 11/25/2036		190	187
0.384% due 02/25/2037		32	29
0.394% due 10/25/2036		1,060	1,050
0.814% due 07/25/2032		7	3
Residential Funding Mortgage Securities II, Inc.
0.414% due 12/25/2035		1,771	1,649
Residential Mortgage Loan Trust
1.875% due 09/25/2029		15	11
SACO I, Inc.
0.374% due 05/25/2036		4,932	2,849
0.524% due 03/25/2036		296	47
0.564% due 12/25/2035		227	47
Salomon Brothers Mortgage Securities VII, Inc.
0.614% due 03/25/2032		677	604
0.874% due 09/25/2028		1,404	867
Saxon Asset Securities Trust
0.374% due 10/25/2046		319	307
0.834% due 08/25/2032		383	337
SBI HELOC Trust
0.484% due 08/25/2036		4	4
Securitized Asset-Backed Receivables LLC Trust
0.354% due 01/25/2037		122	103
0.374% due 12/25/2036		536	301
0.444% due 05/25/2037		2,327	1,452
Security National Mortgage Loan Trust
0.604% due 10/25/2036		6,333	6,044
SLC Student Loan Trust
1.529% due 06/15/2021		3,100	2,891
SLM Student Loan Trust
1.092% due 10/25/2013		27	27
1.092% due 04/25/2017		99	99
1.092% due 07/25/2017		4,800	4,668
1.092% due 01/25/2018		1	1
1.102% due 10/26/2015		6	6
1.182% due 10/25/2022		2,700	2,628
1.202% due 04/25/2017		1,339	1,313
1.422% due 01/25/2022		12,000	10,865
1.492% due 10/27/2014		713	710
1.592% due 10/25/2017		32,200	31,345
1.829% due 12/15/2033		30,800	23,816
1.842% due 01/25/2019		40,000	38,481
2.192% due 10/25/2016		2,000	2,008
2.192% due 07/25/2023		5,000	4,769
2.392% due 01/25/2018		1,490	1,497
2.592% due 04/25/2023		1,293,856	1,321,256
2.792% due 07/25/2023		2,100	2,110
Soundview Home Equity Loan Trust
0.374% due 11/25/2036		3,119	1,681
0.394% due 01/25/2037		816	796
0.394% due 06/25/2037		48	38
South Carolina Student Loan Corp.
1.168% due 09/02/2014		743	734
1.218% due 03/01/2018		2,900	2,803
1.418% due 03/02/2020		700	665
1.668% due 09/03/2024		600	565
Specialty Underwriting & Residential Finance
0.359% due 11/25/2037		93	90
0.374% due 01/25/2038		2,648	2,174
0.414% due 11/25/2037		3,100	1,338
0.994% due 01/25/2034		23	7
Structured Asset Investment Loan Trust
0.364% due 07/25/2036		459	416
1.014% due 04/25/2033		2,194	1,246
Structured Asset Securities Corp.
0.364% due 10/25/2036		312	285
0.394% due 01/25/2037		12,592	11,127
0.414% due 01/25/2037		219	157
0.464% due 05/25/2037		3,189	1,765
0.604% due 01/25/2033		6,726	4,791
0.614% due 06/25/2035		7,422	2,574
0.714% due 05/25/2034		22	17
4.900% due 04/25/2035		27,928	16,554
4.910% due 06/25/2033		93	79
TIAA Retail Commercial Trust
6.680% due 06/19/2031		233	234
Truman Capital Mortgage Loan Trust
0.654% due 01/25/2034		44	43
UPFC Auto Receivables Trust
5.490% due 05/15/2012		15	15
WaMu Asset-Backed Certificates
0.364% due 01/25/2037		11,078	7,927
Wells Fargo Home Equity Trust
0.364% due 01/25/2037		348	343
0.414% due 07/25/2036		5,035	4,921
0.414% due 03/25/2037		218	207
0.554% due 10/25/2035		32	30
0.554% due 11/25/2035		3,085	3,044
0.564% due 12/25/2035		41,925	38,508
WMC Mortgage Loan Pass-Through Certificates
0.999% due 05/15/2030		2,574	2,281
1.219% due 10/15/2029		498	473

Total Asset-Backed Securities (Cost $2,649,785)			2,512,848

SOVEREIGN ISSUES 0.2%
Asian Development Bank
5.820% due 06/16/2028		1,100	1,203
Banque Centrale de Tunisie
7.375% due 04/25/2012		4,220	4,536
Belgium Government International Bond
9.200% due 06/28/2010		900	965
Bolivia Government AID Bond
2.929% due 02/01/2019		4,710	4,506
Brazil Government International Bond
6.000% due 01/17/2017		200	206
Chile Government International Bond
5.500% due 01/15/2013		50	54
China Development Bank Corp.
5.000% due 10/15/2015		29,300	30,334
China Government International Bond
4.750% due 10/29/2013		50	53
Croatia Government International Bond
2.500% due 07/30/2010		129	127
European Investment Bank
4.625% due 05/15/2014		77	82
5.000% due 02/08/2010		171	176
5.125% due 09/13/2016		39	42
Export-Import Bank of China
4.875% due 07/21/2015		28,200	29,389
Export-Import Bank of Korea
1.386% due 10/04/2011		88,600	88,832
8.125% due 01/21/2014		14,000	15,344
Hydro Quebec
1.875% due 09/29/2049		5,600	3,893
Inter-American Development Bank
7.375% due 01/15/2010		350	362
International Bank for Reconstruction & Development
5.000% due 04/01/2016		69	74
Israel Government International Bond
5.500% due 11/09/2016		57	59
Korea Development Bank
4.625% due 09/16/2010		3,570	3,601
4.750% due 07/20/2009		76,300	76,353
Korea Expressway Corp.
5.125% due 05/20/2015		100	93
Malaysia Government International Bond
7.500% due 07/15/2011		100	109
Mexico Government International Bond
5.950% due 03/19/2019 (l)		96,500	97,948
6.750% due 09/27/2034		317	321
7.500% due 04/08/2033		650	717
9.875% due 02/01/2010		90	95
Poland Government International Bond
5.000% due 10/19/2015		100	100
6.250% due 07/03/2012		47	50
Province of Ontario Canada
5.450% due 04/27/2016		800	855
Province of Quebec Canada
4.625% due 05/14/2018		1,000	991
Republic of Korea
4.875% due 09/22/2014		103	102
South Africa Government International Bond
5.875% due 05/30/2022		100	92
6.500% due 06/02/2014		27,000	28,418

Total Sovereign Issues (Cost $383,773)			390,082

FOREIGN CURRENCY-DENOMINATED ISSUES 3.7%
American International Group, Inc.
1.075% due 03/23/2012	SEK	20,000	1,647
1.585% due 07/19/2013	EUR	200	145
4.000% due 09/20/2011		500	470
4.875% due 03/15/2067		31,500	9,059
5.750% due 03/15/2067	GBP	31,650	10,675
8.000% due 05/22/2038	EUR	18,250	5,761
8.625% due 05/22/2038	GBP	204,850	80,885
ASB Finance Ltd.
1.349% due 02/13/2012	EUR	700	901
ASIF III Jersey Ltd.
0.950% due 07/15/2009	JPY	2,057,000	21,029
5.500% due 03/07/2011	EUR	17,329	20,816
Atlas Reinsurance PLC
5.520% due 01/10/2010		3,000	4,189
BAC Capital Trust VII
5.250% due 08/10/2035	GBP	14,550	13,046
Bank of America Corp.
4.000% due 03/28/2018	EUR	3,550	3,537
4.750% due 05/23/2017		11,000	11,004
4.750% due 05/06/2019		3,000	2,925
Bank of Scotland PLC
5.625% due 05/23/2013		6,400	8,996
Banque Centrale de Tunisie
7.500% due 08/06/2009		2,300	3,239
Barclays Bank PLC
6.000% due 01/23/2018		500	679
14.000% due 11/29/2049	GBP	297,900	562,395
Bauhaus Securities Ltd.
1.704% due 10/30/2052	EUR	27	36
BBVA International Preferred S.A. Unipersonal
4.952% due 09/29/2049		8,000	7,126
Bear Stearns Cos. LLC
1.445% due 09/26/2013		36,675	47,213
1.540% due 11/30/2011	JPY	2,000,000	20,328
1.660% due 10/20/2009	EUR	6,050	8,439
1.706% due 07/27/2012		24,000	31,771
Brazil Government International Bond
10.250% due 01/10/2028	BRL	111,700	56,434
12.500% due 01/05/2022		1,000	569
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		5,171,536	2,583,314
10.000% due 01/01/2013		190,000	92,271
10.000% due 01/01/2017		1,518,624	677,355
BTM Curacao Holdings NV
1.320% due 11/29/2049	JPY	1,000,000	10,034
3.500% due 04/19/2015	EUR	800	1,077
CIT Group, Inc.
5.000% due 05/13/2014		25,000	19,114
Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	15,250	13,172
Citigroup, Inc.
1.305% due 06/28/2013	EUR	18,300	21,469
1.400% due 03/05/2014		20,000	22,759
3.625% due 11/30/2017		2,300	2,173
4.250% due 02/25/2030		60,000	47,193
4.750% due 05/31/2017		11,500	11,246
4.750% due 02/10/2019		5,975	5,705
6.400% due 03/27/2013		300	416
Countrywide Financial Corp.
1.659% due 11/23/2010		50,640	68,504
Danske Bank A/S
4.878% due 02/28/2049		8,000	6,992
5.684% due 12/29/2049	GBP	16,400	14,975
Ford Auto Securitization Trust
3.396% due 11/15/2011	CAD	121,800	104,653
France Government Bond
4.000% due 10/25/2038	EUR	700	926
Gaz Capital S.A.
5.875% due 06/01/2015		20,000	23,955
GE Capital UK Funding
1.292% due 02/09/2010	GBP	16,000	25,833
General Electric Capital Corp.
4.625% due 09/15/2066	EUR	10,000	8,167
5.500% due 09/15/2067		170,250	138,524
6.500% due 09/15/2067	GBP	1,500	1,542
General Motors Corp.
8.375% due 07/05/2033 (a)	EUR	25,000	4,191
GMAC LLC
5.375% due 06/06/2011		5,000	6,102
Goldman Sachs Group, Inc.
1.609% due 05/23/2016		5,000	5,867
1.616% due 05/18/2015		17,000	20,456
1.665% due 02/04/2013		12,100	15,456
1.734% due 01/30/2017		23,200	26,773
4.750% due 01/28/2014		1,800	2,471
5.375% due 02/15/2013		300	425
6.375% due 05/02/2018		25,700	36,920
International Lease Finance Corp.
1.656% due 08/15/2011		31,150	32,598
John Hancock Global Funding II
2.050% due 06/08/2010	JPY	1,250,000	12,940
KBC Bank Funding Trust IV
8.220% due 11/29/2049	EUR	5,000	3,156
KeyBank N.A.
1.362% due 11/21/2011		17,000	18,759
1.515% due 11/05/2009		2,500	3,452
KeyCorp
1.444% due 11/22/2010		23,795	29,999
Lehman Brothers Holdings, Inc.
1.121% due 06/05/2012 (a)	JPY	900,000	747
1.150% due 10/26/2010 (a)		300,000	257
1.690% due 06/05/2012 (a)		600,000	682
2.500% due 10/13/2010 (a)	CHF	6,380	675
4.850% due 09/03/2013 (a)(q)	CAD	15,770	1,478
5.000% due 01/26/2010 (a)	GBP	250	62
5.080% due 03/05/2010 (a)	EUR	800	166
5.163% due 10/25/2011 (a)		500	103
5.218% due 11/09/2009 (a)		3,000	621
5.316% due 04/05/2011 (a)		615	127
6.000% due 01/25/2013 (a)	GBP	10,650	2,628
6.375% due 05/10/2011 (a)	EUR	1,000	210
7.875% due 05/08/2018 (a)	GBP	8,650	2,135
Lloyds TSB Bank PLC
6.350% due 10/29/2049	EUR	18,500	13,623
Lloyds TSB Capital
7.375% due 12/29/2049		7,500	7,207
Merrill Lynch & Co., Inc.
1.534% due 02/08/2010		12,700	17,249
1.570% due 05/30/2014		4,600	5,226
1.585% due 03/22/2011		7,800	10,003
1.855% due 07/22/2014		5,000	5,452
Metropolitan Life Global Funding I
2.000% due 09/14/2011	CHF	20,000	17,346
Mizuho Financial Group Cayman Ltd.
1.879% due 01/01/2049		JPY 1,000,000	10,380
Morgan Stanley
1.570% due 11/29/2013	EUR	6,600	8,035
1.600% due 03/01/2013		5,000	6,238
1.710% due 07/20/2012		27,900	35,448
1.765% due 05/02/2014		10,000	12,075
1.845% due 04/13/2016		7,000	8,007
2.000% due 11/17/2011	CHF	20,000	17,250
6.500% due 04/15/2011	EUR	400	579
MUFG Capital Finance 5 Ltd.
6.299% due 01/25/2049	GBP	11,246	13,229
New York Life Global Funding
3.750% due 10/19/2009	EUR	10,000	13,898
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	6,800	6,348
Nordic Telephone Co Holdings ApS
6.872% due 05/01/2016	EUR	150	197
Norinchukin Finance Ltd.
5.625% due 09/28/2016	GBP	25,000	38,868
Pacific Life Global Funding
2.750% due 05/15/2012	CHF	27,790	24,732
Principal Financial Global Funding LLC
1.229% due 03/20/2010	GBP	9,300	14,781
2.375% due 02/28/2012	CHF	20,745	17,055
2.375% due 01/24/2013		5,000	3,868
Province of Ontario Canada
5.850% due 03/08/2033	CAD	140,000	134,909
6.200% due 06/02/2031		5,000	4,984
6.500% due 03/08/2029		25,000	25,526
7.600% due 06/02/2027		20,000	22,506
Royal Bank of Scotland Group PLC
5.250% due 05/15/2013	EUR	600	846
6.200% due 03/29/2049	GBP	15,000	14,437
Silver Arrow S.A.
0.915% due 08/15/2014	EUR	14,952	20,888
SLM Corp.
1.063% due 06/15/2010	SEK	175,000	20,679
1.090% due 12/15/2010	JPY	3,500,000	27,477
1.477% due 12/15/2010	EUR	48,684	59,541
1.531% due 11/15/2011		4,800	5,286
1.756% due 04/26/2011		13,028	15,116
3.125% due 09/17/2012		5,000	5,155
4.750% due 03/17/2014		11,200	11,391
SMFG Preferred Capital USD 1 Ltd.
6.164% due 01/29/2049	GBP	11,000	12,296
Societe Generale
7.756% due 05/22/2049	EUR	2,700	2,651
Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	1,000,000	9,761
1.286% due 12/31/2049		1,100,000	11,286
SunTrust Bank
1.345% due 12/20/2011	EUR	10,000	11,726
1.349% due 06/22/2012	GBP	5,000	6,845
Wachovia Bank N.A.
6.000% due 05/23/2013	EUR	11,200	16,239

Wachovia Corp.
1.449% due 02/13/2014	EUR	41,900	50,881
1.465% due 08/01/2011		22,800	30,274
Wells Fargo & Co.
1.424% due 03/23/2016		3,600	4,171

Total Foreign Currency-Denominated Issues (Cost $6,239,021)			5,896,104

		SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%
American International Group, Inc.
8.500% due 08/01/2011		78,200	745
General Motors Corp.
5.250% due 03/06/2032		8,212,560	23,652
6.250% due 07/15/2033		475,440	1,307

Total Convertible Preferred Stocks (Cost $27,822)			25,704

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.2%
CERTIFICATES OF DEPOSIT 0.0%
Calyon Financial, Inc.
0.636% due 06/29/2010		$43,140	42,640

COMMERCIAL PAPER 0.1%
Federal Home Loan Bank
0.097% due 07/01/2009		69,900	69,900

REPURCHASE AGREEMENTS 2.7%
Barclays Capital, Inc.
0.020% due 07/01/2009		44,500	44,500
(Dated 06/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2016 valued at $46,069. Repurchase proceeds are $44,500.)
0.120% due 07/01/2009		20,900	20,900
(Dated 06/30/2009. Collateralized by General Electric Capital Corp. 0.924% due 05/08/2012 valued at $1,855 and Ginnie Mae 4.500% due 05/15/2039 valued at $19,572. Repurchase proceeds are $20,900.)
Credit Suisse Securities (USA) LLC
0.070% due 07/01/2009		276,900	276,900
(Dated 06/30/2009. Collateralized by Fannie Mae 6.000% due 05/15/2011 valued at $283,712. Repurchase proceeds are $276,901.)
0.250% due 07/13/2009		326,956	326,956
(Dated 06/29/2009. Collateralized by Fannie Mae 5.500% due 06/01/2038 valued at $332,741. Repurchase proceeds are $326,958.)
Deutsche Bank AG
0.010% due 07/01/2009		85,700	85,700
(Dated 06/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2013 valued at $87,412. Repurchase proceeds are $85,700.)
0.250% due 07/13/2009		2,000,000	2,000,000
(Dated 06/25/2009. Collateralized by Fannie Mae 5.500% due 08/01/2037 valued at $1,877,585. Repurchase proceeds are $2,000,014.)
Goldman Sachs & Co.
0.010% due 07/01/2009		11,300	11,300
(Dated 06/30/2009. Collateralized by U.S. Treasury Bonds 5.375% due 02/15/2031 valued at $11,473. Repurchase proceeds are $11,300.)
0.030% due 07/01/2009		252,500	252,500
(Dated 06/30/2009. Collateralized by Fannie Mae 5.500% - 6.000% due 06/01/2035 - 08/01/2038 valued at $251,071. Repurchase proceeds are $252,500.)
0.050% due 07/01/2009		11,400	11,400
(Dated 06/30/2009. Collateralized by Freddie Mac 5.500% due 07/01/2036 valued at $11,216. Repurchase proceeds are $11,400.)
0.250% due 07/13/2009		575,200	575,200
(Dated 06/29/2009. Collateralized by Fannie Mae 6.000% due 10/01/2038 valued at $577,893. Repurchase proceeds are $575,204.)
JPMorgan Chase Bank N.A.
0.010% due 07/01/2009		421,400	421,400
(Dated 06/30/2009. Collateralized by U.S. Treasury Notes 1.250% - 2.000% due 11/30/2010 - 11/30/2013 valued at $431,003. Repurchase proceeds are $421,400.)
0.090% due 07/01/2009		202,000	202,000
(Dated 06/30/2009. Collateralized by Fannie Mae 5.000% due 07/01/2035 valued at $16,307 and Freddie Mac 2.170% due 05/07/2012 valued at $190,543. Repurchase proceeds are $202,000.)
Morgan Stanley
0.250% due 07/13/2009
(Dated 06/29/2009. Collateralized by Fannie Mae 5.000% due 03/01/2036 valued at $107,282. Repurchase proceeds are $103,201.)		103,200	103,200
State Street Bank and Trust Co.
0.010% due 07/01/2009
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/20/2009 valued at $21,511. Repurchase proceeds are $21,086.)		21,086	21,086

			4,353,042

U.S. TREASURY BILLS 0.2%
0.142% due 07/02/2009 - 10/22/2009 (e)(i)(j)(m)		311,261	311,218

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (h) 0.2%
		39,222,317	392,576

Total Short-Term Instruments (Cost $5,169,886)			5,169,376

PURCHASED OPTIONS (o) 0.6% (Cost $278,062)			992,647

Total Investments 121.0% (Cost $195,819,340)			$195,978,447
Written Options (p) (0.0%) (Premiums $31,119)			(14,617)
Other Assets and Liabilities (Net) (21.0%)			(34,000,642)

Net Assets 100.0%			$161,963,188

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Interest only security.

(c) When-Issued security.

(d) Principal only security.

(e) Coupon represents a weighted average rate.

(f) Security becomes interest bearing at a future date.

(g) Principal amount of security is adjusted for inflation.

(h) Affiliated to the Fund.

(i) Securities with an aggregate market value of $313,776 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(j) Securities with an aggregate market value of $407 have been pledged as collateral for delayed-delivery securities on June 30, 2009.

(k) Securities with an aggregate market value of $403,023 and cash of $181,500 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2009.

(l) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $9,790,050 at a weighted average interest rate of 0.391%. On June 30, 2009, securities valued at $4,273,283 were pledged as collateral for reverse repurchase agreements.

(m) Securities with an aggregate market value of $265,034 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	9,224	$9,369
90-Day Euribor March Futures	Long	03/2010	12,107	15,004
90-Day Eurodollar December Futures	Long	12/2009	84,863	290,005
90-Day Eurodollar December Futures	Long	12/2010	27,656	(19,355)
90-Day Eurodollar June Futures	Long	06/2010	25,397	16,300
90-Day Eurodollar June Futures	Long	06/2011	116	(93)
90-Day Eurodollar March Futures	Long	03/2010	33,400	210,711
90-Day Eurodollar March Futures	Long	03/2011	620	(439)
90-Day Eurodollar September Futures	Long	09/2009	65,796	395,448
90-Day Eurodollar September Futures	Long	09/2010	6,134	8,965
U.S. Treasury 5-Year Note September Futures	Long	09/2009	4,200	(6,548)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	2,016	13,739
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	4,093	(3,495)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	5,750	2,229
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	4,091	(477)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	1,977	1,232
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	2,114	(2,750)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	4,091	(2,087)

				$927,758

(n) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX Financing Co.	JPM	(0.530%)	12/20/2016	1.200%	$10,000	$380	$0	$380
ABX Financing Co.	MSC	(0.640%)	12/20/2016	0.600%	2,300	74	169	(95)
Alcoa, Inc.	BOA	(0.560%)	03/20/2017	4.168%	3,000	590	457	133
Alcoa, Inc.	BOA	(1.290%)	09/20/2018	4.093%	5,000	850	0	850
Alcoa, Inc.	GSC	(1.320%)	09/20/2018	4.093%	2,200	369	423	(54)
American Electric Power Co., Inc.	CITI	(0.830%)	06/20/2015	0.623%	8,300	(95)	0	(95)
AmerisourceBergen Corp.	MSC	(0.600%)	09/20/2012	0.408%	10,000	(62)	0	(62)
Anadarko Finance Co.	BOA	(0.900%)	06/20/2011	0.687%	10,600	(46)	0	(46)
Anadarko Petroleum Corp.	CITI	(0.330%)	03/20/2012	0.737%	1,800	19	61	(42)
AutoZone, Inc.	BOA	(0.620%)	12/20/2012	0.502%	3,000	(12)	78	(90)
AutoZone, Inc.	BOA	(1.070%)	03/20/2014	0.564%	20,000	(456)	0	(456)
AutoZone, Inc.	BOA	(1.890%)	03/20/2014	0.564%	10,000	(596)	0	(596)
AutoZone, Inc.	BOA	(0.870%)	06/20/2016	0.518%	1,000	(21)	28	(49)
AutoZone, Inc.	BOA	(1.100%)	09/20/2018	0.521%	15,000	(683)	0	(683)
AutoZone, Inc.	CITI	(0.680%)	12/20/2012	0.502%	1,850	(11)	37	(48)
AutoZone, Inc.	CITI	(1.030%)	03/20/2014	0.564%	10,000	(210)	0	(210)
AutoZone, Inc.	DUB	(1.320%)	09/20/2018	0.521%	5,000	(314)	0	(314)
AutoZone, Inc.	RBS	(0.810%)	12/20/2015	0.533%	10,000	(164)	0	(164)
AutoZone, Inc.	UBS	(1.320%)	09/20/2018	0.521%	7,000	(439)	0	(439)
Avnet, Inc.	DUB	(1.000%)	09/20/2016	1.250%	2,000	25	37	(12)
Avon Products, Inc.	BOA	(0.770%)	03/20/2019	0.393%	28,000	(871)	0	(871)
Avon Products, Inc.	CSFB	(0.160%)	03/20/2011	0.330%	10,000	29	0	29
Black & Decker Corp.	BCLY	(2.100%)	12/20/2016	1.565%	20,000	(674)	0	(674)
Black & Decker Corp.	BOA	(2.225%)	06/20/2014	1.650%	25,000	(656)	0	(656)
Black & Decker Corp.	GSC	(2.225%)	06/20/2014	1.650%	15,000	(394)	0	(394)
Block Financial LLC	BOA	(1.550%)	03/20/2013	0.709%	32,100	(973)	(113)	(860)
Block Financial LLC	CSFB	(1.110%)	03/20/2013	0.709%	6,000	(87)	0	(87)
Block Financial LLC	DUB	(1.050%)	03/20/2013	0.709%	5,000	(62)	0	(62)
Block Financial LLC	JPM	(1.270%)	03/20/2013	0.709%	10,000	(203)	0	(203)
Boston Scientific Corp.	BCLY	(1.000%)	03/20/2017	1.053%	1,000	3	5	(2)
Boston Scientific Corp.	MSC	(1.000%)	06/20/2014	1.102%	2,000	9	9	0
Boston Scientific Corp.	MSC	(1.000%)	06/20/2016	1.070%	2,000	8	12	(4)
Boston Scientific Corp.	UBS	(0.500%)	06/20/2011	1.056%	10,000	107	0	107
Brunswick Corp.	BOA	(4.100%)	09/20/2013	11.803%	18,000	3,948	0	3,948
Capital One Financial Corp.	JPM	(1.000%)	06/20/2014	2.078%	13,000	607	586	21
Cardinal Health, Inc.	BCLY	(0.420%)	12/20/2016	0.480%	13,000	50	0	50
Cardinal Health, Inc.	DUB	(0.500%)	12/20/2016	0.480%	10,000	(15)	109	(124)
Cardinal Health, Inc.	GSC	(0.710%)	06/20/2017	0.486%	9,600	(152)	0	(152)
CBS Corp.	JPM	(0.590%)	09/20/2012	2.814%	15,000	988	0	988
Centex Corp.	BCLY	(1.000%)	06/20/2016	1.479%	4,000	112	37	75
Centex Corp.	BNP	(1.000%)	06/20/2016	1.479%	2,000	56	15	41
Centex Corp.	GSC	(1.000%)	06/20/2014	1.590%	1,500	39	20	19
CenturyTel, Inc.	JPM	(1.000%)	06/20/2017	0.881%	6,000	(50)	(4)	(46)
Citigroup, Inc.	JPM	(1.000%)	06/20/2019	3.579%	40,000	6,638	6,510	128
CNA Financial Corp.	BCLY	(0.295%)	09/20/2011	3.246%	15,000	923	0	923
CNA Financial Corp.	BCLY	(1.390%)	12/20/2014	2.864%	10,000	666	1,209	(543)
CNA Financial Corp.	BOA	(0.690%)	12/20/2014	2.864%	10,300	1,015	0	1,015
CNA Financial Corp.	BOA	(4.170%)	12/20/2014	2.864%	8,000	(483)	0	(483)
CNA Financial Corp.	BOA	(3.360%)	09/20/2016	2.723%	6,250	(229)	0	(229)
CNA Financial Corp.	CITI	(0.470%)	12/20/2014	2.864%	10,200	1,108	0	1,108
CNA Financial Corp.	JPM	(0.440%)	09/20/2011	3.246%	13,500	789	255	534
Comcast Corp.	JPM	(0.535%)	03/20/2016	1.586%	15,000	905	0	905
Comcast Corp.	MSC	(0.360%)	03/20/2014	1.540%	11,500	583	0	583
Commercial Metals Co.	BOA	(1.430%)	09/20/2018	2.820%	3,000	276	0	276
Commercial Metals Co.	DUB	(1.005%)	09/20/2017	2.843%	15,660	1,766	1,369	397
Commercial Metals Co.	JPM	(1.430%)	09/20/2018	2.820%	10,000	918	0	918
Computer Sciences Corp.	BCLY	(1.230%)	03/20/2013	0.490%	5,000	(134)	0	(134)
Computer Sciences Corp.	BCLY	(1.550%)	03/20/2018	0.573%	10,000	(734)	0	(734)
Computer Sciences Corp.	MSC	(0.620%)	03/20/2013	0.490%	2,000	(10)	17	(27)
Computer Sciences Corp.	UBS	(1.130%)	03/20/2018	0.573%	8,745	(366)	0	(366)
Constellation Energy Group, Inc.	JPM	(0.960%)	06/20/2015	1.799%	6,000	257	730	(473)
Con-way, Inc.	BOA	(1.834%)	03/20/2018	2.227%	19,000	487	1,663	(1,176)
Coventry Health Care	DUB	(1.000%)	03/20/2015	1.000%	7,500	684	684	0
CRH America, Inc.	CITI	(2.590%)	09/20/2018	2.539%	10,000	(40)	0	(40)
CSX Corp.	BCLY	(1.350%)	03/20/2018	0.775%	5,052	(215)	0	(215)
CSX Corp.	DUB	(1.550%)	06/20/2017	0.785%	21,200	(1,119)	72	(1,191)
CSX Corp.	JPM	(0.165%)	03/20/2011	0.699%	10,600	96	0	96
CVS Caremark Corp.	BOA	(0.550%)	09/20/2016	0.570%	6,745	8	0	8
CVS Caremark Corp.	CSFB	(0.250%)	09/20/2011	0.550%	10,200	67	0	67
CVS Caremark Corp.	RBS	(0.240%)	09/20/2011	0.550%	6,200	42	0	42
Cytec Industries, Inc.	CITI	(1.000%)	09/20/2017	1.000%	4,700	431	431	0
Cytec Industries, Inc.	DUB	(1.000%)	09/20/2017	1.000%	2,300	198	198	0
Cytec Industries, Inc.	JPM	(1.000%)	09/20/2013	2.442%	2,000	109	46	63
Daimler Finance N.A. LLC	BCLY	(0.535%)	09/20/2011	1.524%	3,000	64	0	64
Daimler Finance N.A. LLC	BOA	(1.290%)	12/20/2013	1.697%	12,000	196	0	196
Daimler Finance N.A. LLC	GSC	(6.750%)	06/20/2010	1.289%	8,000	(438)	0	(438)
Daimler Finance N.A. LLC	GSC	(6.750%)	03/20/2011	1.453%	30,000	(2,744)	0	(2,744)
Daimler Finance N.A. LLC	JPM	(0.520%)	06/20/2010	1.289%	10,000	73	0	73
Daimler Finance N.A. LLC	JPM	(0.520%)	03/20/2011	1.453%	10,000	157	0	157
Daimler Finance N.A. LLC	JPM	(0.655%)	03/20/2011	1.453%	10,000	134	0	134
Daimler Finance N.A. LLC	RBS	(0.480%)	09/20/2011	1.524%	10,000	225	0	225
Darden Restaurants, Inc.	CITI	(1.450%)	12/20/2017	1.218%	2,000	(33)	96	(129)
Darden Restaurants, Inc.	CITI	(1.920%)	12/20/2017	1.218%	7,000	(345)	0	(345)
Darden Restaurants, Inc.	DUB	(2.250%)	12/20/2017	1.218%	5,000	(362)	0	(362)
Deutsche Telekom International Finance BV	CITI	(1.130%)	09/20/2018	1.060%	10,000	(56)	0	(56)
Deutsche Telekom International Finance BV	CSFB	(1.080%)	09/20/2018	1.060%	22,000	(40)	0	(40)
Dominion Resources, Inc.	JPM	(0.385%)	12/20/2016	0.573%	3,000	37	160	(123)
DR Horton, Inc.	BCLY	(1.000%)	06/20/2016	2.553%	26,000	2,228	1,623	605
DR Horton, Inc.	BNP	(1.000%)	03/20/2016	2.570%	5,000	422	325	97
DR Horton, Inc.	BNP	(1.000%)	06/20/2016	2.553%	10,000	843	783	60
DR Horton, Inc.	GSC	(1.000%)	03/20/2014	2.741%	5,000	353	335	18
DR Horton, Inc.	GSC	(1.000%)	09/20/2014	2.710%	3,000	227	163	64
Embarq Corp.	BCLY	(1.650%)	06/20/2016	1.094%	6,669	(228)	0	(228)
Embarq Corp.	BOA	(2.200%)	06/20/2016	1.094%	4,000	(271)	0	(271)
Embarq Corp.	DUB	(1.000%)	06/20/2016	1.054%	20,000	60	(316)	376
Enterprise Products Operating LLC	MLP	(0.200%)	03/20/2011	1.205%	14,300	243	202	41
Erac USA Finance Co.	JPM	(2.700%)	12/20/2012	2.718%	10,000	(1)	789	(790)
Exelon Corp.	CITI	(3.730%)	06/20/2015	2.226%	12,800	(985)	0	(985)
Exelon Corp.	MLP	(0.520%)	06/20/2015	2.226%	10,000	861	0	861
Exelon Generation Co. LLC	JPM	(1.180%)	12/20/2017	2.210%	8,000	537	1,293	(756)
Expedia, Inc.	RBS	(4.250%)	09/20/2016	2.255%	16,500	(1,928)	0	(1,928)
Fosters Finance Corp.	BCLY	(2.140%)	12/20/2014	0.764%	6,000	(419)	0	(419)
Gannett Co., Inc.	JPM	(0.330%)	06/20/2011	13.875%	6,500	1,465	0	1,465
Genworth Financial, Inc.	BCLY	(0.879%)	06/20/2018	7.880%	8,000	2,908	2,790	118
Genworth Financial, Inc.	DUB	(0.980%)	06/20/2018	7.880%	4,000	1,433	1,260	173
Hanson Ltd.	BCLY	(1.000%)	09/20/2016	6.275%	20,000	5,118	3,056	2,062
HCP, Inc.	CSFB	(0.530%)	09/20/2011	3.797%	7,350	499	0	499
HCP, Inc.	DUB	(3.860%)	03/20/2018	3.339%	20,000	(658)	1,296	(1,954)
HCP, Inc.	JPM	(0.610%)	09/20/2011	3.797%	5,000	331	0	331
HCP, Inc.	MLP	(0.650%)	09/20/2016	3.428%	13,500	2,026	0	2,026
Health Care REIT, Inc.	BCLY	(3.310%)	06/20/2015	3.164%	5,000	(39)	0	(39)
HSBC Finance Corp.	BNP	(0.165%)	12/20/2013	4.498%	16,900	2,680	329	2,351
HSBC Finance Corp.	DUB	(1.450%)	06/20/2016	4.233%	10,000	1,402	3	1,399
HSBC Finance Corp.	JPM	(0.220%)	06/20/2016	4.233%	10,000	2,026	0	2,026
International Lease Finance Corp.	MLP	(0.130%)	03/20/2012	9.924%	20,000	4,249	0	4,249
International Paper Co.	BCLY	(5.030%)	06/20/2018	2.455%	20,000	(3,457)	0	(3,457)
International Paper Co.	BOA	(0.870%)	06/20/2016	2.495%	1,400	127	177	(50)
International Paper Co.	MSC	(5.980%)	06/20/2014	2.669%	7,000	(1,004)	0	(1,004)
iStar Financial, Inc.	BCLY	(0.400%)	03/20/2012	24.816%	10,000	4,451	0	4,451
iStar Financial, Inc.	MSC	(0.600%)	12/20/2013	21.155%	10,000	5,002	0	5,002
JCPenney Corp., Inc.	DUB	(0.270%)	03/20/2010	2.015%	10,800	135	454	(319)
JCPenney Corp., Inc.	DUB	(0.270%)	03/20/2010	2.092%	17,500	228	0	228
Johnson Controls, Inc.	JPM	(0.500%)	03/20/2016	2.756%	20,000	2,454	0	2,454
KB Home	BNP	(1.000%)	06/20/2015	3.010%	5,000	490	465	25
KB Home	DUB	(1.000%)	03/20/2014	3.100%	3,000	254	249	5
KB Home	DUB	(1.000%)	03/20/2015	3.036%	5,000	480	491	(11)
KB Home	GSC	(1.000%)	03/20/2014	3.117%	7,000	600	329	271
Kerr-McGee Corp.	RBS	(0.160%)	09/20/2011	0.350%	10,500	44	0	44
KeySpan Corp.	JPM	(0.450%)	06/20/2013	0.618%	6,900	43	65	(22)
Kohl’s Corp.	BOA	(1.910%)	12/20/2017	0.793%	46,000	(3,705)	288	(3,993)
Kraft Foods, Inc.	BOA	(1.040%)	06/20/2018	0.582%	5,000	(175)	8	(183)
Kraft Foods, Inc.	CITI	(0.990%)	06/20/2018	0.582%	4,000	(125)	0	(125)
Kraft Foods, Inc.	GSC	(0.950%)	09/20/2018	0.583%	6,000	(173)	20	(193)
Kraft Foods, Inc.	JPM	(0.150%)	12/20/2011	0.528%	10,000	92	0	92
Kraft Foods, Inc.	JPM	(0.160%)	12/20/2011	0.528%	10,000	89	0	89
Kraft Foods, Inc.	JPM	(0.170%)	06/20/2012	0.550%	10,400	114	0	114
Kroger Co.	MSC	(0.530%)	03/20/2013	0.806%	5,000	48	0	48
Lennar Corp.	DUB	(0.785%)	12/20/2011	4.154%	9,000	684	0	684
Lennar Corp.	GSC	(1.000%)	09/20/2014	3.720%	4,500	523	483	40
Lennar Corp.	GSC	(5.000%)	06/20/2015	3.576%	4,000	(269)	(235)	(34)
Lennar Corp.	GSC	(1.000%)	06/20/2016	3.503%	4,000	531	478	53
Lexmark International, Inc.	BOA	(1.400%)	06/20/2018	1.896%	13,000	449	0	449
Lexmark International, Inc.	CITI	(3.320%)	06/20/2013	1.653%	5,590	(349)	0	(349)
Lexmark International, Inc.	JPM	(1.190%)	06/20/2013	1.653%	15,880	267	0	267
Liberty Mutual Group, Inc.	BOA	(1.390%)	03/20/2014	3.887%	7,600	736	836	(100)
Lockheed Martin Corp.	BOA	(0.370%)	06/20/2016	0.440%	4,600	20	52	(32)
Loews Corp.	BOA	(0.660%)	03/20/2016	0.610%	7,500	(24)	207	(231)
Loews Corp.	JPM	(0.280%)	03/20/2016	0.610%	20,000	398	0	398
Loews Corp.	JPM	(0.300%)	03/20/2016	0.610%	9,800	183	0	183
Ltd. Brands, Inc.	BNP	(1.000%)	12/20/2014	1.000%	2,500	192	193	(1)
Ltd. Brands, Inc.	BOA	(1.000%)	09/20/2017	2.479%	10,000	936	907	29
Ltd. Brands, Inc.	DUB	(4.800%)	09/20/2017	2.573%	43,000	(6,066)	0	(6,066)
Ltd. Brands, Inc.	JPM	(2.850%)	09/20/2017	2.573%	2,700	(49)	150	(199)
Ltd. Brands, Inc.	RBS	(4.500%)	09/20/2017	2.573%	18,700	(2,284)	0	(2,284)

Macy’s Retail Holdings, Inc.	BCLY	(6.780%)	09/20/2015	3.846%	11,810	(1,694)	0	(1,694)
Macy’s Retail Holdings, Inc.	BCLY	(7.150%)	09/20/2015	3.846%	10,000	(1,614)	0	(1,614)
Macy’s Retail Holdings, Inc.	BOA	(0.190%)	09/20/2009	4.109%	4,800	42	0	42
Macy’s Retail Holdings, Inc.	BOA	(6.870%)	03/20/2012	4.204%	7,000	(471)	0	(471)
Macy’s Retail Holdings, Inc.	BOA	(2.430%)	03/20/2013	3.976%	5,000	245	433	(188)
Macy’s Retail Holdings, Inc.	BOA	(1.000%)	09/20/2015	3.705%	3,800	494	423	71
Macy’s Retail Holdings, Inc.	BOA	(7.060%)	09/20/2015	3.846%	8,000	(1,256)	0	(1,256)
Macy’s Retail Holdings, Inc.	MSC	(2.470%)	09/20/2015	3.846%	10,000	659	1,103	(444)
Macy’s Retail Holdings, Inc.	RBS	(1.000%)	12/20/2016	3.556%	15,000	2,101	709	1,392
Macy’s Retail Holdings, Inc.	UBS	(2.640%)	09/20/2017	3.696%	22,500	1,382	1,376	6
Marks & Spencer PLC	RBS	(0.950%)	12/20/2017	1.893%	2,200	138	400	(262)
Marriott International, Inc.	BOA	(1.650%)	06/20/2017	1.919%	10,000	166	2,739	(2,573)
Marriott International, Inc.	BOA	(1.730%)	06/20/2017	1.919%	1,400	16	137	(121)
Marriott International, Inc.	CITI	(0.260%)	06/20/2012	2.121%	15,000	779	0	779
Marriott International, Inc.	DUB	(1.880%)	12/20/2015	1.999%	5,000	30	577	(547)
Marsh & McLennan Cos., Inc.	BCLY	(0.760%)	09/20/2015	0.552%	18,000	(216)	0	(216)
Marsh & McLennan Cos., Inc.	BOA	(0.830%)	09/20/2015	0.552%	20,000	(320)	0	(320)
Marsh & McLennan Cos., Inc.	BOA	(0.990%)	09/20/2015	0.552%	30,000	(754)	(237)	(517)
Marsh & McLennan Cos., Inc.	BOA	(0.900%)	06/20/2019	0.603%	8,000	(199)	0	(199)
Marsh & McLennan Cos., Inc.	CITI	(1.000%)	09/20/2015	0.531%	7,000	(188)	(198)	10
Marsh & McLennan Cos., Inc.	CITI	(1.000%)	06/20/2019	0.580%	3,800	(133)	(155)	22
Marsh & McLennan Cos., Inc.	DUB	(0.590%)	09/20/2014	0.533%	10,000	(29)	85	(114)
Marsh & McLennan Cos., Inc.	DUB	(0.670%)	09/20/2014	0.533%	11,000	(75)	59	(134)
Marsh & McLennan Cos., Inc.	DUB	(1.000%)	09/20/2015	0.531%	5,000	(134)	(116)	(18)
Marsh & McLennan Cos., Inc.	DUB	(1.000%)	06/20/2019	0.580%	800	(28)	(34)	6
Masco Corp.	CITI	(4.240%)	03/20/2017	3.365%	9,020	(457)	0	(457)
Masco Corp.	MSC	(0.580%)	09/20/2012	3.728%	5,000	453	0	453
Masco Corp.	MSC	(0.680%)	09/20/2013	3.651%	10,000	1,071	0	1,071
Masco Corp.	UBS	(4.650%)	12/20/2016	3.379%	10,000	(717)	0	(717)
Mattel, Inc.	JPM	(0.400%)	06/20/2011	0.435%	10,300	6	0	6
Maytag Corp.	JPM	(0.460%)	06/20/2015	0.820%	10,000	194	0	194
McKesson Corp.	BOA	(0.380%)	03/20/2017	0.331%	1,600	(5)	15	(20)
McKesson Corp.	BOA	(1.020%)	03/20/2017	0.331%	10,000	(476)	(320)	(156)
McKesson Corp.	BOA	(0.640%)	03/20/2019	0.338%	8,000	(201)	0	(201)
MDC Holdings, Inc.	BNP	(1.250%)	12/20/2014	1.135%	9,000	(54)	0	(54)
MDC Holdings, Inc.	BOA	(1.000%)	12/20/2014	1.093%	3,000	13	0	13
MDC Holdings, Inc.	MLP	(1.350%)	12/20/2012	1.134%	10,500	(79)	0	(79)
Miller Brewing Co.	BCLY	(1.250%)	09/20/2013	1.284%	15,000	15	0	15
Motorola, Inc.	DUB	(1.000%)	12/20/2011	2.320%	5,000	154	133	21
Motorola, Inc.	DUB	(1.000%)	12/20/2012	2.363%	7,500	326	294	32
Nabors Industries, Inc.	BCLY	(2.710%)	03/20/2018	1.382%	8,000	(754)	0	(754)
Nabors Industries, Inc.	CITI	(1.000%)	03/20/2018	1.331%	9,000	209	80	129
Nabors Industries, Inc.	CITI	(1.050%)	03/20/2018	1.382%	20,000	463	0	463
Nabors Industries, Inc.	CITI	(2.510%)	03/20/2018	1.382%	2,200	(176)	0	(176)
Nabors Industries, Inc.	DUB	(0.630%)	03/20/2018	1.382%	6,000	317	832	(515)
Nabors Industries, Inc.	DUB	(0.900%)	03/20/2018	1.382%	15,000	506	0	506
Nationwide Health Properties, Inc.	DUB	(0.620%)	09/20/2011	3.181%	13,600	728	0	728
Newell Rubbermaid, Inc.	BOA	(2.710%)	06/20/2019	1.531%	12,000	(1,095)	0	(1,095)
Newell Rubbermaid, Inc.	UBS	(1.790%)	06/20/2018	1.533%	19,000	(357)	0	(357)
NiSource Finance Corp.	RBS	(0.540%)	03/20/2013	2.390%	12,400	774	0	774
Nordstrom, Inc.	BOA	(0.850%)	03/20/2018	2.066%	4,300	352	693	(341)
Nordstrom, Inc.	BOA	(0.990%)	03/20/2018	2.066%	200	14	30	(16)
Nordstrom, Inc.	BOA	(5.190%)	03/20/2018	2.066%	15,000	(3,181)	0	(3,181)
Nordstrom, Inc.	BOA	(5.200%)	03/20/2018	2.066%	10,000	(2,128)	0	(2,128)
Nordstrom, Inc.	DUB	(1.530%)	03/20/2018	2.066%	12,925	463	0	463
Nordstrom, Inc.	GSC	(0.820%)	03/20/2018	2.066%	4,300	361	609	(248)
Nordstrom, Inc.	UBS	(1.400%)	03/20/2018	2.066%	8,000	357	0	357
Northrop Grumman Space & Mission Systems Corp.	JPM	(0.110%)	03/20/2010	0.243%	5,000	5	0	5
Nucor Corp.	BCLY	(0.510%)	06/20/2018	0.566%	6,000	25	594	(569)
Nucor Corp.	GSC	(0.530%)	06/20/2018	0.566%	4,000	11	426	(415)
Office Depot, Inc.	DUB	(5.000%)	09/20/2013	5.000%	8,000	230	240	(10)
Olin Corp.	BNP	(1.240%)	06/20/2016	1.589%	15,000	303	487	(184)
Omnicom Group, Inc.	MSC	(0.380%)	06/20/2016	0.821%	9,600	260	0	260
ONEOK Partners LP	JPM	(0.660%)	12/20/2016	0.987%	10,200	214	0	214
ORIX Corp.	MLP	(0.280%)	12/20/2011	4.550%	20,000	1,988	0	1,988
Packaging Corp. of America	CSFB	(0.940%)	09/20/2013	0.882%	10,000	(25)	0	(25)
Pactiv Corp.	BOA	(1.230%)	03/20/2018	0.837%	6,745	(196)	182	(378)
PC Financial Partnership	DUB	(1.600%)	12/20/2014	1.915%	10,000	147	0	147
Pearson Dollar Finance PLC	JPM	(0.830%)	06/20/2014	0.497%	5,000	(79)	5	(84)
Pearson Dollar Finance Two PLC	BCLY	(0.610%)	06/20/2013	0.467%	25,000	(140)	0	(140)
Pearson Dollar Finance Two PLC	BCLY	(0.730%)	06/20/2018	0.560%	7,000	(93)	0	(93)
Pearson Dollar Finance Two PLC	BCLY	(0.770%)	06/20/2018	0.560%	10,000	(163)	0	(163)
Pearson Dollar Finance Two PLC	DUB	(0.720%)	06/20/2018	0.560%	11,000	(137)	0	(137)
Plains All American Pipeline LP	MSC	(0.550%)	12/20/2013	1.636%	10,000	442	0	442
PMI Group, Inc.	JPM	(0.460%)	09/20/2016	9.841%	9,500	3,548	0	3,548
Progress Energy, Inc.	BOA	(0.660%)	03/20/2019	0.658%	4,800	(1)	0	(1)
Progress Energy, Inc.	GSC	(0.730%)	03/20/2019	0.658%	12,700	(76)	0	(76)
Pulte Homes, Inc.	GSC	(1.000%)	12/20/2017	2.111%	2,500	179	131	48
Qwest Corp.	BOA	(2.500%)	06/20/2013	3.436%	5,000	161	363	(202)
Qwest Corp.	MSC	(4.320%)	06/20/2013	3.436%	2,000	(64)	0	(64)
RadioShack Corp.	BOA	(1.250%)	06/20/2011	1.582%	10,000	61	0	61
RadioShack Corp.	MLP	(2.250%)	06/20/2011	1.582%	35,200	(473)	0	(473)
Reed Elsevier Capital, Inc.	MLP	(0.290%)	06/20/2012	0.436%	5,000	21	0	21
Rexam PLC	BCLY	(1.450%)	06/20/2013	2.041%	12,500	264	981	(717)
Rexam PLC	RBS	(1.450%)	06/20/2013	2.041%	4,000	84	273	(189)
Rohm & Haas Co.	BNP	(1.600%)	09/20/2017	0.902%	4,665	(229)	0	(229)
Rohm & Haas Co.	BOA	(0.700%)	09/20/2017	0.902%	13,425	187	0	187
Rohm & Haas Co.	CITI	(0.540%)	09/20/2017	0.902%	7,000	176	0	176
RPM International, Inc.	BCLY	(1.460%)	03/20/2018	1.943%	2,800	91	0	91
RPM International, Inc.	BOA	(1.030%)	03/20/2018	1.943%	9,000	554	399	155
RPM International, Inc.	GSC	(1.000%)	03/20/2018	1.871%	15,000	886	219	667
RR Donnelley & Sons Co.	BOA	(3.500%)	03/20/2019	3.314%	25,000	(331)	0	(331)
RR Donnelley & Sons Co.	CITI	(4.030%)	03/20/2012	3.365%	11,986	(213)	0	(213)
RR Donnelley & Sons Co.	DUB	(3.250%)	03/20/2017	3.383%	10,000	68	0	68
RR Donnelley & Sons Co.	UBS	(2.640%)	03/20/2012	3.365%	10,000	176	0	176
RR Donnelley & Sons Co.	UBS	(2.770%)	03/20/2012	3.365%	5,000	72	0	72
Ryder System, Inc.	BCLY	(3.540%)	03/20/2013	2.291%	10,000	(434)	0	(434)
Ryder System, Inc.	BOA	(1.490%)	09/20/2015	2.231%	10,000	381	0	381
Ryder System, Inc.	BOA	(1.730%)	09/20/2015	2.231%	11,000	282	0	282
Ryder System, Inc.	CITI	(3.060%)	03/20/2013	2.291%	8,690	(234)	0	(234)
Ryder System, Inc.	DUB	(1.320%)	12/20/2016	2.158%	10,000	497	883	(386)
Ryder System, Inc.	GSC	(1.700%)	09/20/2015	2.231%	7,000	190	0	190
Ryder System, Inc.	GSC	(1.050%)	12/20/2016	2.158%	7,700	508	806	(298)
Ryder System, Inc.	GSC	(1.960%)	12/20/2016	2.158%	7,300	83	0	83
Ryder System, Inc.	JPM	(0.270%)	06/20/2011	2.232%	5,300	198	0	198
Ryland Group, Inc.	BCLY	(1.000%)	06/20/2017	2.088%	2,200	149	159	(10)
Ryland Group, Inc.	DUB	(1.000%)	03/20/2015	2.228%	9,000	532	668	(136)
Ryland Group, Inc.	RBS	(1.000%)	06/20/2017	2.088%	900	61	67	(6)
SCA Finans AB	DUB	(0.810%)	09/20/2015	1.096%	5,250	82	664	(582)
Seagate Technology HDD Holdings	JPM	(2.250%)	12/20/2011	6.226%	11,100	958	735	223
Sealed Air Corp.	BOA	(1.060%)	09/20/2013	1.255%	9,250	68	517	(449)
Sempra Energy	DUB	(1.250%)	03/20/2019	0.940%	15,000	(371)	0	(371)
Simon Property Group LP	GSC	(1.470%)	12/20/2016	2.247%	8,400	385	1,023	(638)
Simon Property Group LP	GSC	(3.010%)	12/20/2016	2.247%	11,600	(536)	0	(536)
Simon Property Group LP	JPM	(0.180%)	06/20/2010	2.245%	8,000	159	0	159
Simon Property Group LP	MSC	(1.120%)	06/20/2016	2.272%	10,000	648	1,361	(713)
Simon Property Group LP	MSC	(0.885%)	06/20/2018	2.178%	2,000	175	268	(93)
Simon Property Group LP	RBS	(0.220%)	09/20/2011	2.250%	5,100	220	0	220
Simon Property Group LP	RBS	(1.060%)	03/20/2017	2.234%	8,000	570	1,135	(565)
Spectra Energy Capital LLC	DUB	(1.200%)	06/20/2018	0.627%	1,200	(53)	52	(105)
Spectra Energy Capital LLC	MSC	(1.150%)	06/20/2018	0.627%	2,500	(100)	120	(220)
Spectra Energy Capital LLC	RBS	(2.000%)	03/20/2014	0.552%	24,000	(1,560)	0	(1,560)
Sprint Capital Corp.	BCLY	(3.630%)	03/20/2012	3.778%	11,000	31	0	31
Staples, Inc.	BOA	(3.750%)	03/20/2014	1.294%	18,000	(1,940)	0	(1,940)
Tate & Lyle International Finance PLC	BCLY	(1.250%)	12/20/2014	1.529%	12,000	160	0	160
Temple-Inland, Inc.	BNP	(6.670%)	03/20/2018	2.393%	7,430	(2,100)	0	(2,100)
Toll Brothers Finance Corp.	MSC	(1.390%)	09/20/2013	1.497%	9,800	37	0	37
Transocean, Inc.	GSC	(1.820%)	03/20/2018	0.948%	2,100	(135)	0	(135)
Tyco Electronics Group S.A.	DUB	(0.950%)	12/20/2017	2.072%	7,500	554	494	60
Tyco Electronics Group S.A.	GSC	(1.530%)	12/20/2012	2.077%	6,500	112	0	112
Tyson Foods, Inc.	BNP	(1.000%)	03/20/2014	2.029%	4,000	172	136	36

Tyson Foods, Inc.	RBS	(3.200%)	12/20/2011	1.978%	25,000	(743)	0	(743)
Tyson Foods, Inc.	RBS	(3.250%)	06/20/2016	1.987%	19,000	(1,392)	0	(1,392)
UBS Warburg LLC	GSC	(2.010%)	06/20/2018	1.273%	10,000	(541)	0	(541)
UBS Warburg LLC	MSC	(0.505%)	12/20/2017	1.271%	29,600	1,574	1,498	76
Union Pacific Corp.	BOA	(1.050%)	03/20/2019	0.608%	30,000	(1,084)	0	(1,084)
Union Pacific Corp.	CITI	(1.050%)	03/20/2019	0.608%	10,000	(361)	0	(361)
Universal Health Services, Inc.	BOA	(0.787%)	06/20/2016	0.664%	2,575	(20)	129	(149)
Universal Health Services, Inc.	BOA	(1.250%)	06/20/2016	0.664%	8,000	(293)	303	(596)
Universal Health Services, Inc.	BOA	(1.610%)	06/20/2016	0.664%	7,000	(413)	50	(463)
UST, Inc.	BCLY	(0.700%)	03/20/2018	0.381%	24,000	(584)	0	(584)
Valero Energy Corp.	CSFB	(2.650%)	03/20/2019	2.450%	15,000	(222)	0	(222)
Viacom, Inc.	DUB	(1.150%)	06/20/2016	1.593%	5,000	129	394	(265)
Viacom, Inc.	MSC	(0.640%)	06/20/2011	1.490%	5,200	84	0	84
Viacom, Inc.	UBS	(0.470%)	06/20/2011	1.490%	10,000	196	323	(127)
Vivendi	BCLY	(1.510%)	06/20/2018	1.284%	20,000	(337)	0	(337)
Vivendi	BOA	(1.200%)	06/20/2013	1.186%	10,000	(8)	102	(110)
Vivendi	BOA	(1.280%)	06/20/2013	1.186%	30,000	(115)	204	(319)
Vivendi	CSFB	(1.465%)	06/20/2018	1.284%	8,000	(109)	12	(121)
Vivendi	CSFB	(1.540%)	06/20/2018	1.284%	4,700	(90)	7	(97)
Vivendi	DUB	(1.000%)	06/20/2018	1.284%	15,000	307	0	307
Vivendi	RBS	(1.500%)	06/20/2018	1.284%	20,000	(323)	29	(352)
VTB Capital S.A.	BCLY	(2.150%)	05/20/2013	6.520%	15,000	2,082	6,476	(4,394)
Waste Management, Inc.	BOA	(1.460%)	03/20/2014	0.806%	7,650	(224)	(127)	(97)
Waste Management, Inc.	CITI	(1.300%)	03/20/2019	0.778%	12,000	(504)	0	(504)
Weatherford International Ltd.	BCLY	(0.790%)	06/20/2012	1.186%	16,500	184	587	(403)
Wesfarmers Ltd.	BCLY	(2.235%)	06/20/2013	1.288%	25,000	(896)	373	(1,269)
Wesfarmers Ltd.	GSC	(2.510%)	06/20/2013	1.288%	23,200	(1,072)	0	(1,072)
Weyerhaeuser	DUB	(1.000%)	03/20/2012	1.473%	7,500	90	51	39
XL Capital Finance Europe PLC	BCLY	(0.310%)	03/20/2012	4.249%	10,600	1,030	0	1,030
XL Capital Ltd.	CSFB	(1.410%)	09/20/2014	4.253%	1,600	191	436	(245)
Xstrata Finance Canada Ltd.	JPM	(0.290%)	12/20/2011	3.544%	11,250	848	0	848

						$40,896	$68,856	$(27,960)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	CITI	4.300%	12/20/2013	2.341%	$18,000	$1,411	$0	$1,411
American International Group, Inc.	BCLY	1.800%	03/20/2013	16.024%	3,700	(1,287)	0	(1,287)
American International Group, Inc.	BCLY	1.815%	03/20/2013	16.024%	9,150	(3,178)	0	(3,178)
American International Group, Inc.	BCLY	1.130%	06/20/2013	15.775%	9,100	(3,398)	0	(3,398)
American International Group, Inc.	BCLY	6.500%	12/20/2013	15.312%	20,000	(4,806)	0	(4,806)
American International Group, Inc.	BOA	0.195%	03/20/2010	16.768%	5,000	(556)	0	(556)
American International Group, Inc.	CITI	6.550%	12/20/2013	15.312%	25,000	(5,973)	0	(5,973)
American International Group, Inc.	CSFB	1.810%	03/20/2013	16.024%	6,000	(2,085)	0	(2,085)
American International Group, Inc.	CSFB	2.270%	03/20/2013	16.024%	5,000	(1,680)	0	(1,680)
American International Group, Inc.	DUB	1.120%	06/20/2013	15.775%	10,700	(3,998)	0	(3,998)
American International Group, Inc.	DUB	1.130%	06/20/2013	15.775%	200	(75)	0	(75)
American International Group, Inc.	GSC	5.000%	06/20/2010	16.747%	4,000	(410)	(640)	230
American International Group, Inc.	GSC	1.150%	06/20/2013	15.775%	10,000	(3,729)	0	(3,729)
American International Group, Inc.	GSC	1.650%	06/20/2013	15.775%	17,000	(6,120)	0	(6,120)
American International Group, Inc.	UBS	2.250%	03/20/2013	16.024%	1,000	(337)	0	(337)
Berkshire Hathaway Finance Corp.	BCLY	1.012%	09/20/2013	2.396%	20,000	(1,036)	0	(1,036)
Brazil Government International Bond	BCLY	1.400%	05/20/2010	0.915%	25,000	176	0	176
Brazil Government International Bond	BCLY	0.980%	01/20/2012	1.265%	15,000	(40)	0	(40)
Brazil Government International Bond	BCLY	1.620%	03/20/2013	1.486%	20,900	196	0	196
Brazil Government International Bond	CSFB	2.090%	05/20/2016	1.872%	10,000	153	0	153
Brazil Government International Bond	DUB	0.980%	01/20/2012	1.265%	7,500	(20)	0	(20)
Brazil Government International Bond	MLP	1.710%	05/20/2013	1.516%	15,000	136	0	136
Brazil Government International Bond	MLP	1.950%	04/20/2016	1.867%	300	3	0	3
Brazil Government International Bond	MSC	1.140%	11/20/2011	1.227%	50,000	(35)	0	(35)
Brazil Government International Bond	MSC	1.660%	03/20/2013	1.486%	47,000	512	0	512
Brazil Government International Bond	MSC	1.520%	01/20/2017	1.909%	6,000	(107)	0	(107)
California State General Obligation Notes, Series 2005	GSC	0.610%	03/20/2018	2.950%	25,000	(2,640)	0	(2,640)
Chrysler Financial	DUB	5.050%	09/20/2012	8.590%	6,000	(526)	0	(526)
CIT Group, Inc.	BNP	7.600%	03/20/2010	19.381%	10,000	(754)	0	(754)
CIT Group, Inc.	CITI	5.000%	12/20/2013	16.484%	5,200	(1,509)	(1,326)	(183)
CIT Group, Inc.	DUB	7.550%	03/20/2010	19.381%	15,000	(1,137)	0	(1,137)
CIT Group, Inc.	DUB	5.000%	12/20/2013	16.484%	15,000	(4,352)	(3,750)	(602)
CIT Group, Inc.	GSC	5.000%	03/20/2014	16.237%	10,000	(2,925)	(800)	(2,125)
CIT Group, Inc.	JPM	7.300%	03/20/2010	19.381%	25,000	(1,937)	0	(1,937)
CIT Group, Inc.	JPM	7.350%	03/20/2010	19.381%	10,000	(771)	0	(771)
CIT Group, Inc.	MLP	5.000%	12/20/2013	16.484%	10,000	(2,901)	(2,200)	(701)
CIT Group, Inc.	MLP	5.000%	03/20/2014	16.237%	5,000	(1,462)	(425)	(1,037)
CIT Group, Inc.	RBS	7.300%	03/20/2010	19.381%	25,000	(1,937)	0	(1,937)
CIT Group, Inc.	RBS	7.350%	03/20/2010	19.381%	15,000	(1,157)	0	(1,157)
Colombia Government International Bond	BCLY	2.200%	05/20/2010	1.033%	25,000	366	0	366
El Paso Corp.	CITI	5.000%	06/20/2012	6.705%	3,900	(163)	(193)	30
Florida State Board of Education General Obligation Notes, Series 2005	CITI	0.470%	03/20/2018	2.000%	10,000	(807)	0	(807)
Ford Motor Credit Co. LLC	BCLY	4.150%	09/20/2012	10.284%	10,000	(1,506)	0	(1,506)
Ford Motor Credit Co. LLC	BCLY	5.800%	09/20/2012	10.284%	4,100	(449)	0	(449)
Ford Motor Credit Co. LLC	BNP	4.450%	06/20/2011	10.627%	10,000	(1,024)	0	(1,024)
Ford Motor Credit Co. LLC	CITI	5.800%	09/20/2012	10.284%	10,000	(1,094)	0	(1,094)
Ford Motor Credit Co. LLC	DUB	4.760%	06/20/2011	10.627%	10,000	(971)	0	(971)
Ford Motor Credit Co. LLC	DUB	4.770%	06/20/2011	10.627%	10,000	(970)	0	(970)
Ford Motor Credit Co. LLC	DUB	4.830%	06/20/2011	10.627%	10,000	(959)	0	(959)
Ford Motor Credit Co. LLC	DUB	4.920%	06/20/2011	10.627%	10,000	(944)	0	(944)
Ford Motor Credit Co. LLC	DUB	5.020%	06/20/2011	10.627%	3,000	(278)	0	(278)
Ford Motor Credit Co. LLC	DUB	4.620%	09/20/2011	10.482%	25,000	(2,684)	0	(2,684)
Ford Motor Credit Co. LLC	DUB	3.850%	09/20/2012	10.284%	10,000	(1,581)	0	(1,581)
Ford Motor Credit Co. LLC	DUB	5.650%	09/20/2012	10.284%	3,500	(396)	0	(396)
Ford Motor Credit Co. LLC	DUB	5.750%	09/20/2012	10.284%	10,000	(1,106)	0	(1,106)
Ford Motor Credit Co. LLC	DUB	5.850%	09/20/2012	10.284%	10,000	(1,081)	0	(1,081)
Ford Motor Credit Co. LLC	GSC	5.050%	06/20/2011	10.627%	10,000	(922)	0	(922)
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	10.284%	5,800	(917)	0	(917)
Ford Motor Credit Co. LLC	GSC	5.700%	09/20/2012	10.284%	10,000	(1,119)	0	(1,119)
Ford Motor Credit Co. LLC	GSC	5.850%	09/20/2012	10.284%	12,800	(1,384)	0	(1,384)
Ford Motor Credit Co. LLC	JPM	4.150%	06/20/2010	11.315%	10,000	(636)	0	(636)
Ford Motor Credit Co. LLC	JPM	4.600%	06/20/2011	10.627%	15,000	(1,498)	0	(1,498)
Ford Motor Credit Co. LLC	JPM	5.320%	06/20/2011	10.627%	10,000	(876)	0	(876)
Ford Motor Credit Co. LLC	JPM	5.620%	09/20/2012	10.284%	10,000	(1,139)	0	(1,139)
Ford Motor Credit Co. LLC	JPM	5.750%	09/20/2012	10.284%	8,000	(885)	0	(885)
Ford Motor Credit Co. LLC	MLP	5.620%	09/20/2012	10.284%	5,100	(581)	0	(581)
Ford Motor Credit Co. LLC	MSC	4.750%	03/20/2011	10.815%	10,000	(894)	0	(894)
Ford Motor Credit Co. LLC	MSC	4.500%	06/20/2011	10.627%	20,000	(2,031)	0	(2,031)
Ford Motor Credit Co. LLC	UBS	5.350%	12/20/2010	11.061%	10,000	(733)	0	(733)
Ford Motor Credit Co. LLC	UBS	4.750%	03/20/2011	10.815%	5,000	(447)	0	(447)
Ford Motor Credit Co. LLC	UBS	4.470%	06/20/2011	10.627%	25,000	(2,552)	0	(2,552)
Ford Motor Credit Co. LLC	UBS	4.800%	06/20/2011	10.627%	25,000	(2,411)	0	(2,411)
General Electric Capital Corp.	BCLY	0.770%	06/20/2010	3.927%	6,500	(194)	0	(194)
General Electric Capital Corp.	BCLY	0.850%	06/20/2010	3.927%	17,500	(508)	0	(508)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	3.944%	52,100	(1,793)	0	(1,793)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	4.048%	7,200	(315)	0	(315)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	4.121%	32,500	(1,851)	0	(1,851)
General Electric Capital Corp.	BCLY	5.000%	06/20/2012	4.175%	22,300	518	459	59
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	4.354%	33,800	(3,796)	0	(3,796)
General Electric Capital Corp.	BCLY	0.910%	03/20/2013	4.347%	50,000	(5,494)	0	(5,494)
General Electric Capital Corp.	BCLY	1.580%	03/20/2013	4.347%	25,000	(2,206)	0	(2,206)
General Electric Capital Corp.	BCLY	1.280%	06/20/2013	4.342%	40,000	(4,122)	0	(4,122)
General Electric Capital Corp.	BCLY	4.050%	12/20/2013	4.336%	25,000	(240)	0	(240)
General Electric Capital Corp.	BCLY	4.800%	12/20/2013	4.336%	30,000	552	0	552
General Electric Capital Corp.	BCLY	5.000%	06/20/2014	4.176%	20,000	946	560	386
General Electric Capital Corp.	BNP	1.100%	12/20/2009	3.899%	1,300	(17)	0	(17)
General Electric Capital Corp.	BNP	0.940%	12/20/2010	4.048%	22,800	(995)	0	(995)
General Electric Capital Corp.	BNP	0.800%	06/20/2011	4.176%	10,000	(622)	0	(622)
General Electric Capital Corp.	BNP	4.700%	12/20/2013	4.336%	7,300	107	0	107
General Electric Capital Corp.	BOA	0.192%	03/20/2010	3.900%	50,000	(1,316)	0	(1,316)
General Electric Capital Corp.	BOA	0.800%	06/20/2010	3.927%	25,000	(738)	0	(738)
General Electric Capital Corp.	BOA	5.000%	06/20/2010	3.783%	15,300	196	(421)	617
General Electric Capital Corp.	BOA	5.000%	06/20/2012	4.175%	25,000	581	332	249
General Electric Capital Corp.	BOA	5.000%	06/20/2014	4.176%	120,500	4,162	4,012	150
General Electric Capital Corp.	CITI	1.050%	03/20/2010	3.900%	5,400	(108)	0	(108)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	3.900%	14,800	(291)	0	(291)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	3.900%	9,000	(173)	0	(173)
General Electric Capital Corp.	CITI	1.100%	06/20/2010	3.927%	26,400	(702)	0	(702)
General Electric Capital Corp.	CITI	5.000%	06/20/2010	3.783%	12,400	159	(292)	451
General Electric Capital Corp.	CITI	1.120%	12/20/2010	4.048%	8,600	(353)	0	(353)
General Electric Capital Corp.	CITI	5.000%	06/20/2011	4.022%	7,000	136	(340)	476
General Electric Capital Corp.	CITI	4.000%	12/20/2013	4.336%	17,300	(198)	0	(198)
General Electric Capital Corp.	CITI	4.325%	12/20/2013	4.336%	57,300	38	0	38
General Electric Capital Corp.	CITI	4.800%	12/20/2013	4.336%	50,000	919	0	919
General Electric Capital Corp.	CITI	4.875%	12/20/2013	4.336%	46,900	994	0	994
General Electric Capital Corp.	CITI	3.800%	03/20/2014	4.336%	30,000	(593)	0	(593)
General Electric Capital Corp.	CITI	3.820%	03/20/2014	4.336%	50,000	(949)	0	(949)
General Electric Capital Corp.	CITI	3.850%	03/20/2014	4.336%	25,900	(461)	0	(461)
General Electric Capital Corp.	CITI	3.950%	03/20/2014	4.336%	15,000	(209)	0	(209)
General Electric Capital Corp.	CITI	4.000%	03/20/2014	4.336%	50,000	(599)	0	(599)
General Electric Capital Corp.	CITI	5.000%	09/20/2014	4.176%	50,000	1,790	1,187	603
General Electric Capital Corp.	DUB	0.800%	06/20/2010	3.927%	20,200	(597)	0	(597)
General Electric Capital Corp.	DUB	1.020%	06/20/2010	3.927%	26,400	(723)	0	(723)
General Electric Capital Corp.	DUB	1.070%	09/20/2010	3.944%	21,900	(740)	0	(740)
General Electric Capital Corp.	DUB	0.950%	12/20/2010	4.048%	10,400	(453)	0	(453)
General Electric Capital Corp.	DUB	5.000%	03/20/2011	4.121%	1,100	17	(72)	89
General Electric Capital Corp.	DUB	1.500%	09/20/2011	4.219%	900	(50)	0	(50)
General Electric Capital Corp.	DUB	5.000%	06/20/2013	4.182%	55,000	1,596	1,269	327
General Electric Capital Corp.	DUB	5.000%	09/20/2013	4.177%	30,000	918	634	284
General Electric Capital Corp.	DUB	4.300%	12/20/2013	4.336%	24,700	(7)	0	(7)
General Electric Capital Corp.	DUB	4.800%	12/20/2013	4.336%	20,000	368	0	368
General Electric Capital Corp.	DUB	4.900%	12/20/2013	4.336%	34,100	754	0	754
General Electric Capital Corp.	DUB	4.000%	03/20/2014	4.336%	10,000	(120)	0	(120)
General Electric Capital Corp.	DUB	4.050%	03/20/2014	4.336%	25,000	(251)	0	(251)
General Electric Capital Corp.	DUB	5.000%	06/20/2014	4.176%	49,800	2,094	1,615	479
General Electric Capital Corp.	GSC	0.900%	12/20/2010	4.048%	6,400	(283)	0	(283)
General Electric Capital Corp.	GSC	8.000%	03/20/2011	4.121%	2,900	189	0	189
General Electric Capital Corp.	GSC	0.960%	06/20/2011	4.176%	14,000	(829)	0	(829)
General Electric Capital Corp.	GSC	5.000%	06/20/2011	4.022%	16,400	318	245	73
General Electric Capital Corp.	GSC	1.280%	06/20/2013	4.342%	10,000	(1,031)	0	(1,031)
General Electric Capital Corp.	JPM	5.000%	06/20/2010	3.783%	100	1	(4)	5
General Electric Capital Corp.	JPM	0.280%	03/20/2016	4.151%	10,000	(1,925)	0	(1,925)
General Electric Capital Corp.	MLP	1.100%	12/20/2009	3.899%	23,000	(298)	0	(298)
General Electric Capital Corp.	MLP	0.800%	06/20/2010	3.927%	15,000	(443)	0	(443)
General Electric Capital Corp.	RBS	1.100%	09/20/2009	3.899%	200	(1)	0	(1)
GMAC LLC	DUB	4.000%	09/20/2012	10.203%	10,000	(1,511)	0	(1,511)
GMAC LLC	GSC	3.600%	09/20/2009	13.784%	50,000	(1,086)	0	(1,086)
GMAC LLC	GSC	3.950%	09/20/2009	13.784%	25,000	(521)	0	(521)
GMAC LLC	JPM	3.750%	09/20/2012	10.203%	12,000	(1,888)	0	(1,888)
GMAC LLC	UBS	3.600%	09/20/2009	13.784%	25,000	(543)	0	(543)
HSBC Finance Corp.	RBS	1.800%	03/20/2010	4.882%	16,700	(356)	0	(356)
Indonesia Government International Bond	RBS	1.310%	12/20/2011	2.930%	44,300	(1,672)	0	(1,672)
Indonesia Government International Bond	RBS	1.330%	12/20/2011	2.930%	50,000	(1,863)	0	(1,863)
Indonesia Government International Bond	RBS	1.085%	03/20/2012	2.953%	24,270	(1,157)	0	(1,157)
JPMorgan Chase & Co.	BNP	0.930%	03/20/2013	1.119%	10,000	(64)	0	(64)
JPMorgan Chase & Co.	MSC	0.860%	03/20/2013	1.119%	9,000	(80)	0	(80)
JSC Gazprom	JPM	1.150%	07/20/2009	3.400%	25,000	98	0	98
JSC Gazprom	JPM	1.550%	09/20/2009	3.402%	50,000	12	0	12
JSC Gazprom	JPM	0.970%	10/20/2012	4.963%	45,400	(5,220)	0	(5,220)
JSC Gazprom	JPM	1.020%	10/20/2012	4.963%	45,400	(5,149)	0	(5,149)
JSC Gazprom	JPM	2.170%	02/20/2013	4.938%	58,600	(4,683)	0	(4,683)
JSC Gazprom	JPM	2.180%	02/20/2013	4.938%	49,900	(3,970)	0	(3,970)
JSC Gazprom	MSC	0.870%	11/20/2011	5.055%	50,000	(4,573)	0	(4,573)
JSC Gazprom	MSC	2.180%	02/20/2013	4.938%	29,600	(2,355)	0	(2,355)
Mexico Government International Bond	BCLY	2.100%	05/20/2010	1.280%	40,000	455	0	455
Mexico Government International Bond	JPM	0.920%	03/20/2016	2.125%	6,950	(460)	0	(460)
Mexico Government International Bond	MLP	2.100%	05/20/2010	1.280%	10,000	114	0	114
Morgan Stanley	DUB	1.862%	06/20/2010	2.622%	20,000	(137)	0	(137)
Morgan Stanley	RBS	1.850%	06/20/2010	2.622%	6,100	(42)	0	(42)
Panama Government International Bond	CSFB	1.200%	02/20/2017	2.199%	14,400	(842)	0	(842)
Panama Government International Bond	DUB	1.170%	04/20/2017	2.206%	20,000	(1,277)	0	(1,277)
Panama Government International Bond	HSBC	0.760%	01/20/2012	1.532%	4,600	(73)	0	(73)
Panama Government International Bond	JPM	0.730%	01/20/2012	1.532%	12,600	(210)	0	(210)
Panama Government International Bond	JPM	1.250%	01/20/2017	2.195%	2,800	(149)	0	(149)
Panama Government International Bond	JPM	1.230%	02/20/2017	2.198%	10,000	(565)	0	(565)
Panama Government International Bond	MSC	0.750%	01/20/2012	1.532%	44,400	(713)	0	(713)
Prudential Financial, Inc.	GSC	2.250%	03/20/2013	5.559%	10,000	(1,014)	0	(1,014)
Qwest Capital Funding, Inc.	BOA	4.750%	09/20/2010	6.155%	5,000	(76)	0	(76)
Qwest Capital Funding, Inc.	CSFB	4.160%	09/20/2010	5.928%	3,000	(59)	0	(59)
Qwest Capital Funding, Inc.	CSFB	4.170%	09/20/2010	6.155%	5,000	(111)	0	(111)
Qwest Capital Funding, Inc.	CSFB	4.650%	09/20/2010	6.155%	2,000	(33)	0	(33)
Qwest Capital Funding, Inc.	GSC	4.170%	09/20/2010	6.155%	5,000	(111)	0	(111)
Republic of Korea Government Bond	JPM	3.800%	12/20/2009	1.595%	3,000	34	0	34
SLM Corp.	BCLY	5.000%	09/20/2011	8.457%	2,800	(181)	(196)	15
SLM Corp.	BNP	4.600%	03/20/2010	8.950%	5,000	(145)	0	(145)
SLM Corp.	BOA	4.350%	06/20/2010	9.053%	50,000	(2,096)	0	(2,096)
SLM Corp.	BOA	5.000%	12/20/2010	8.657%	7,500	(357)	(525)	168
SLM Corp.	BOA	5.000%	12/20/2011	8.365%	44,200	(3,066)	(3,536)	470
SLM Corp.	CITI	5.000%	06/20/2011	8.506%	25,000	(1,160)	(1,812)	652
SLM Corp.	CITI	5.000%	12/20/2013	8.248%	35,900	(3,720)	(4,909)	1,189
SLM Corp.	DUB	4.530%	03/20/2010	8.950%	20,000	(588)	0	(588)
SLM Corp.	DUB	5.000%	12/20/2013	8.248%	15,000	(1,555)	(1,988)	433
SLM Corp.	DUB	5.000%	09/20/2014	7.854%	1,500	(153)	(169)	16
SLM Corp.	GSC	10.500%	09/20/2009	8.948%	25,000	152	0	152
SLM Corp.	GSC	5.000%	03/20/2010	8.950%	4,500	(117)	(180)	63
SLM Corp.	GSC	4.660%	06/20/2010	9.053%	25,000	(975)	0	(975)
SLM Corp.	RBS	4.100%	03/20/2011	8.899%	10,000	(722)	0	(722)
UBS Warburg LLC	BNP	0.760%	03/20/2013	1.252%	30	(1)	0	(1)
Wells Fargo & Co.	BCLY	1.000%	03/20/2013	1.510%	5,600	(108)	(115)	7
Wells Fargo & Co	BCLY	2.500%	12/20/2013	1.533%	5,000	200	0	200
Wells Fargo & Co.	CITI	1.000%	03/20/2013	1.510%	7,100	(123)	(159)	36
Wells Fargo & Co	DUB	1.240%	03/20/2013	1.568%	4,500	(50)	0	(50)
Wells Fargo & Co.	DUB	1.000%	09/20/2013	1.476%	14,000	(254)	(352)	98
Wells Fargo & Co	DUB	2.500%	12/20/2013	1.533%	5,000	200	0	200
Wells Fargo & Co.	MSC	1.000%	03/20/2013	1.510%	3,600	(61)	(83)	22

						$(170,934)	$(14,174)	$(156,760)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 25-35%	CITI	1.846%	06/20/2012	$35,500	$(8,395)	$0	$(8,395)
CDX.HY-8 5-Year Index 25-35%	CITI	2.144%	06/20/2012	32,300	(7,385)	0	(7,385)
CDX.HY-8 5-Year Index 25-35%	CITI	2.179%	06/20/2012	22,600	(5,146)	0	(5,146)
CDX.HY-8 5-Year Index 25-35%	MLP	1.833%	06/20/2012	51,800	(12,267)	0	(12,267)
CDX.HY-8 5-Year Index 25-35%	MLP	1.847%	06/20/2012	40,400	(9,553)	0	(9,553)
CDX.HY-8 5-Year Index 25-35%	MLP	2.070%	06/20/2012	48,800	(11,252)	0	(11,252)
CDX.HY-8 5-Year Index 25-35%	MLP	2.080%	06/20/2012	31,000	(7,140)	0	(7,140)
CDX.HY-8 5-Year Index 25-35%	MLP	2.127%	06/20/2012	25,200	(5,773)	0	(5,773)
CDX.HY-8 5-Year Index 25-35%	MSC	2.080%	06/20/2012	7,600	(1,750)	0	(1,750)
CDX.HY-8 5-Year Index 25-35%	MSC	2.140%	06/20/2012	65,700	(15,028)	0	(15,028)
CDX.HY-8 5-Year Index 25-35%	MSC	2.170%	06/20/2012	23,800	(5,425)	0	(5,425)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	100,986	(4,857)	0	(4,857)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	127,107	(5,968)	0	(5,968)
CDX.HY-8 5-Year Index 35-100%	CITI	0.415%	06/20/2012	97,102	(4,521)	0	(4,521)
CDX.IG-9 5-Year Index 15-30%	DUB	0.990%	12/20/2012	50,000	263	0	263
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012	30,000	352	0	352
CDX.IG-9 5-Year Index 15-30%	GSC	0.830%	12/20/2012	30,000	(5)	0	(5)
CDX.IG-9 5-Year Index 15-30%	GSC	0.940%	12/20/2012	33,800	121	0	121
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012	102,700	448	0	448
CDX.IG-9 5-Year Index 30-100%	DUB	0.530%	12/20/2012	213,028	1,312	0	1,312
CDX.IG-9 5-Year Index 30-100%	DUB	0.695%	12/20/2012	97,228	1,131	0	1,131
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	80,894	958	0	958
CDX.IG-9 5-Year Index 30-100%	DUB	0.705%	12/20/2012	9,917	119	0	119
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	14,001	169	0	169
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	27,807	337	0	337
CDX.IG-9 5-Year Index 30-100%	DUB	0.770%	12/20/2012	165,288	2,334	0	2,334
CDX.IG-9 5-Year Index 30-100%	DUB	0.780%	12/20/2012	243,071	3,512	0	3,512
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012	14,196	165	0	165
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	22,071	264	0	264
CDX.IG-9 5-Year Index 30-100%	MSC	0.711%	12/20/2012	388,914	4,733	0	4,733
CDX.IG-9 5-Year Index 30-100%	MSC	0.771%	12/20/2012	184,734	2,616	0	2,616
CDX.IG-9 10-Year Index 30-100%	GSC	0.507%	12/20/2017	243,071	164	0	164
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	62,518	216	0	216
CDX.IG-9 10-Year Index 30-100%	JPM	0.510%	12/20/2017	145,843	124	0	124
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	132,036	503	0	503
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	133,203	1,103	0	1,103
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	164,899	949	0	949
CDX.IG-10 5-Year Index 30-100%	MLP	0.461%	06/20/2013	243,071	1,387	0	1,387

					$(81,185)	$0	$(81,185)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	65,400	$3,159	$(1)	$3,160
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		50,700	2,840	(69)	2,909
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		58,500	3,361	0	3,361
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		105,800	2,037	79	1,958
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		190,800	3,750	46	3,704
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		74,030	1,290	0	1,290
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		75,400	1,265	0	1,265
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		74,100	1,384	0	1,384
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		34,200	590	0	590
Pay	1-Month EUR-FRCPXTOB Index	1.958%	04/10/2012	JPM		21,200	361	10	351
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	485,600	338	0	338
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		148,200	230	0	230
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MSC		170,000	264	0	264
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		126,400	248	0	248
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		282,200	3,611	(505)	4,116
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		282,400	3,649	(410)	4,059
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		427,800	7,384	441	6,943
Pay	1-Year BRL-CDI	12.860%	01/04/2010	GSC		7,100	130	15	115
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		203,900	3,953	177	3,776
Pay	1-Year BRL-CDI	14.370%	01/04/2010	MLP		193,200	7,236	0	7,236
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		159,000	(2,134)	(2,885)	751
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		62,100	(287)	0	(287)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		47,800	(221)	0	(221)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		99,700	(450)	0	(450)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		247,000	1,323	120	1,203
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		8,300	312	55	257
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		47,500	1,791	175	1,616
Pay	3-Month AUD Bank Bill	4.250%	06/15/2011	RBC	AUD	350,900	(1,703)	(51)	(1,652)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB		400,800	(1,186)	490	(1,676)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		389,700	(1,153)	1,167	(2,320)
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	UBS		907,900	(3,978)	2,330	(6,308)
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS		$5,369,500	160,209	0	160,209
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		4,393,900	186,706	30,010	156,696
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		384,830	16,352	(897)	17,249
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		176,600	7,504	4,565	2,939
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		7,419,300	257,823	(72,969)	330,792
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		6,250,800	217,218	(7,886)	225,104
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY		166,400	8,292	6,395	1,897
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		2,066,300	102,978	66,439	36,539
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		1,161,900	57,906	41,674	16,232
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		1,336,600	66,612	41,189	25,423
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		1,487,600	74,138	51,678	22,460
Pay	3-Month USD-LIBOR	4.000%	06/17/2019	MLP		700	15	66	(51)
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	BOA		99,600	188	(2,177)	2,365
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC		597,500	1,125	(9,139)	10,264
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	RBS		77,200	145	(1,797)	1,942
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS		AUD 1,094,600	(3,806)	5,211	(9,017)
Pay	6-Month AUD Bank Bill	5.000%	06/15/2013	DUB		251,400	(5,174)	948	(6,122)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	257,200	29,440	(3,876)	33,316
Pay	6-Month GBP-LIBOR	5.000%	09/18/2009	GSC	GBP	1,675,000	41,630	(20,323)	61,953
Pay	6-Month GBP-LIBOR	6.000%	09/18/2009	MSC		500,000	16,584	3,038	13,546
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	HSBC		325,000	6,881	(309)	7,190
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	MLP		154,700	3,276	(130)	3,406
Pay	6-Month GBP-LIBOR	4.500%	09/20/2009	UBS		250,000	5,293	(192)	5,485
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC		188,200	7,113	(1,961)	9,074
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	GSC		300,000	21,196	4,594	16,602
Pay	6-Month GBP-LIBOR	5.000%	06/16/2011	BCLY		1,930	170	17	153
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBS		19,200	2,276	(36)	2,312
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		23,300	2,599	209	2,390
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		162,900	18,171	1,649	16,522
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		107,500	12,110	54	12,056
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	CSFB		80,000	10,543	(91)	10,634
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		100,300	13,218	(57)	13,275
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	MSC		70,000	9,225	0	9,225
Pay	28-Day MXN TIIE	8.000%	02/17/2014	BCLY	MXN	300,000	739	0	739
Pay	28-Day MXN TIIE	8.000%	02/17/2014	JPM		440,000	1,082	28	1,054

							$1,389,171	$137,108	$1,252,063

(o) Purchased options outstanding on June 30, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$4,654,700	$49,803	$166,867
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	3,549,800	37,821	127,257
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	998,800	11,187	35,806
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	6,317,700	60,252	226,484
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,453,600	26,867	107,237
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	1,570,400	15,095	63,863
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	4,833,100	54,808	173,263
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	2,102,000	22,229	91,870

							$278,062	$992,647

(p) Written options outstanding on June 30, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	$352,500	$1,463	$286
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	806,500	3,970	1,671
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009	1,538,000	7,009	2,113
Put - OTC 2-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	297,000	1,203	241
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	67,000	657	867
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	73,500	298	60
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	41,000	403	530
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	613,500	2,909	497
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	200,500	862	163
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	229,000	2,290	2,962
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	2,523,000	10,055	5,227

							$31,119	$14,617

(q) Restricted securities as of June 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Certificates of Participation Bonds, Series 1999	6.100%	11/01/2015	12/10/2008	$1,106	$1,146	0.00%
Citigroup Mortgage Loan Trust, Inc.	0.384%	05/25/2037	05/16/2007	19,477	12,513	0.01%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	219	193	0.00%
Lehman Brothers Holdings, Inc.	4.850%	09/03/2013	10/10/2008	1,147	1,478	0.00%
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008	7.000%	10/01/2036	12/11/2008	82	90	0.00%
San Diego, California Community Facilities District No. 3 Special Tax Bonds, Series 2006	5.600%	09/01/2021	12/10/2008 - 12/11/2008	1,677	1,759	0.00%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	0	7	0.00%

				$23,708	$17,186	0.01%

(r) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Freddie Mac	5.500%	07/01/2039	$673,000	$691,350	$694,557

(s) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	CITI	25,000	07/2009	$0	$0	$0
Buy		DUB	121,079	07/2009	1,111	0	1,111
Buy		GSC	50,737	07/2009	951	0	951
Sell	BRL	GSC	200,000	08/2009	0	(13,089)	(13,089)
Buy		HSBC	6,605	08/2009	263	0	263
Sell		HSBC	2,452,212	08/2009	0	(96,653)	(96,653)
Buy		JPM	188,335	08/2009	7,152	0	7,152
Sell		JPM	200,000	08/2009	0	(11,256)	(11,256)
Buy		MLP	218,115	08/2009	4,368	0	4,368
Sell		MLP	2,290,205	08/2009	0	(83,606)	(83,606)
Sell	CAD	HSBC	121,800	08/2009	426	0	426
Buy		JPM	172,382	08/2009	0	(9,185)	(9,185)
Buy	CHF	JPM	1,132	07/2009	0	(17)	(17)
Buy		RBC	1,132	10/2009	0	(5)	(5)
Buy	CNY	BCLY	1,250,095	07/2009	0	(10,491)	(10,491)
Sell		BCLY	827,200	07/2009	0	(4,579)	(4,579)
Sell		CITI	1,556,789	07/2009	0	(5,879)	(5,879)
Buy		DUB	2,359,485	07/2009	0	(18,541)	(18,541)
Sell		DUB	2,432,233	07/2009	0	(9,168)	(9,168)
Buy		HSBC	1,925,083	07/2009	0	(14,794)	(14,794)
Sell		HSBC	1,121,711	07/2009	0	(4,179)	(4,179)
Buy		JPM	1,029,913	07/2009	0	(9,010)	(9,010)
Sell		JPM	626,644	07/2009	0	(3,942)	(3,942)
Buy		BCLY	342,314	09/2009	671	0	671
Sell		BCLY	694,902	09/2009	0	(2,530)	(2,530)
Buy		CITI	220,932	09/2009	538	0	538
Sell		CITI	644,448	09/2009	0	(2,187)	(2,187)
Buy		DUB	1,000,996	09/2009	2,192	0	2,192
Buy		HSBC	445,491	09/2009	1,017	0	1,017
Sell		HSBC	224,299	09/2009	0	(864)	(864)
Buy		JPM	182,170	09/2009	299	0	299
Sell		JPM	628,255	09/2009	0	(2,381)	(2,381)
Buy		BCLY	233,076	03/2010	0	(160)	(160)
Buy		HSBC	233,622	03/2010	0	(80)	(80)
Buy		JPM	372,463	03/2010	0	(160)	(160)
Sell	EUR	BCLY	783,671	07/2009	0	(5,935)	(5,935)
Sell		GSC	25,684	07/2009	0	(25)	(25)
Buy		RBC	25,001	07/2009	648	0	648
Buy	GBP	BCLY	130,536	07/2009	7,049	0	7,049
Sell		BCLY	299,748	07/2009	0	(8,566)	(8,566)
Sell		CITI	636,677	07/2009	0	(62,378)	(62,378)
Sell		CSFB	2,686	07/2009	0	(127)	(127)
Sell		GSC	19,536	07/2009	0	(788)	(788)
Buy		MSC	8,600	07/2009	584	0	584
Sell		MSC	1,903	07/2009	0	(106)	(106)
Buy		RBS	7,077	07/2009	523	0	523
Sell		RBS	2,553	07/2009	0	(139)	(139)
Sell		MSC	816,890	08/2009	5,593	0	5,593
Buy	JPY	BCLY	400,000	07/2009	82	0	82
Buy		BNP	1,435,164	07/2009	16	0	16
Buy		MSC	1,835,164	08/2009	0	0	0
Sell	MXN	CITI	418	11/2009	0	(3)	(3)
Buy		JPM	852	11/2009	0	0	0
Buy	NZD	CITI	65,836	07/2009	451	0	451
Buy		GSC	42,527	07/2009	1,167	0	1,167
Sell	SEK	BCLY	12,648	07/2009	0	(33)	(33)
Buy		RBS	3,117	07/2009	0	(19)	(19)
Sell		RBS	9,531	10/2009	0	(1)	(1)
Buy	SGD	HSBC	65,450	07/2009	0	(76)	(76)
Sell		HSBC	65,450	07/2009	0	(2,153)	(2,153)

					$35,101	$(383,105)	$(348,004)

(t) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$42,612,249	$547,030	$43,159,279
U.S. Government Agencies	0	123,652,562	100,321	123,752,883
Other Investments++	394,628	28,532,463	139,194	29,066,285

Investments, at value	$394,628	$194,797,274	$786,545	$195,978,447

Short Sales, at value	$0	$(694,557)	$0	$(694,557)

Financial Derivative Instruments+++	$927,747	$609,421	$14,127	$1,551,295

Total	$1,322,375	$194,712,138	$800,672	$196,835,185

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$3,374	$396,380	$12	$24	$25,479	$121,761	$547,030
U.S. Government Agencies	101,769	(763)	(54)	(31)	(600)	0	100,321
Other Investments++	37,161	102,769	26	141	(950)	47	139,194

Investments, at value	$142,304	$498,386	$(16)	$134	$23,929	$121,808	$786,545

Financial Derivative Instruments+++	$11,987	$0	$0	$0	$(1,843)	$3,983	$14,127

Total	$154,291	$498,386	$(16)	$134	$22,086	$125,791	$800,672

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Total Return Fund II

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 24.5%
BANKING & FINANCE 18.8%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$3,100	$3,209
American Express Bank FSB
0.375% due 10/20/2009	8,650	8,650
5.500% due 04/16/2013	500	491
American Express Centurion Bank
0.478% due 11/16/2009	3,900	3,873
6.000% due 09/13/2017	4,000	3,654
American Express Co.
7.000% due 03/19/2018	200	195
American Express Credit Corp.
0.381% due 11/09/2009	6,600	6,556
5.875% due 05/02/2013	2,800	2,784
American Express Travel Related Services Co., Inc.
0.520% due 06/01/2011	6,400	5,679
American General Finance Corp.
4.875% due 05/15/2010	15,700	13,212
5.625% due 08/17/2011	400	256
American International Group, Inc.
1.217% due 10/18/2011	100	65
4.950% due 03/20/2012	1,200	817
5.050% due 10/01/2015	1,000	540
Bank of America Corp.
1.127% due 11/06/2009	2,600	2,596
2.375% due 06/22/2012	7,300	7,380
Bank of America N.A.
5.300% due 03/15/2017	325	276
6.000% due 10/15/2036	1,300	1,044
6.100% due 06/15/2017	16,100	14,208
Bank of New York Mellon Corp.
7.300% due 12/01/2009	400	410
Bear Stearns Cos. LLC
0.751% due 02/23/2010	4,000	3,996
0.842% due 08/21/2009	14,100	14,111
1.093% due 08/15/2011	700	682
1.269% due 01/31/2011	7,700	7,617
1.507% due 07/19/2010	5,900	5,906
CIT Group, Inc.
4.250% due 02/01/2010	3,570	3,205
5.200% due 11/03/2010	7,100	5,610
Citibank N.A.
1.625% due 03/30/2011	2,700	2,723
Citigroup Capital XXI
8.300% due 12/21/2077	26,800	20,932
Citigroup Funding, Inc.
0.639% due 09/22/2009	4,200	4,161
Citigroup, Inc.
0.631% due 12/28/2009	4,800	4,754
2.125% due 04/30/2012	1,600	1,608
5.300% due 10/17/2012	1,000	966
5.500% due 08/27/2012	3,025	2,934
5.500% due 04/11/2013	11,200	10,509
5.625% due 08/27/2012	2,500	2,343
5.850% due 07/02/2013	700	663
6.000% due 08/15/2017	7,900	6,898
8.400% due 04/29/2049 (a)	10,300	7,739
Countrywide Home Loans, Inc.
4.125% due 09/15/2009	500	502
5.625% due 07/15/2009	100	100
Credit Suisse USA, Inc.
1.083% due 08/15/2010	13,987	13,912
Fifth Third Bancorp
6.250% due 05/01/2013	350	344
8.250% due 03/01/2038	16,000	12,265
General Electric Capital Corp.
1.177% due 01/20/2010	8,000	7,954
1.800% due 03/11/2011	10,400	10,499
3.000% due 12/09/2011	6,800	7,020
5.875% due 01/14/2038	10,200	8,087
6.875% due 01/10/2039	3,900	3,517
Goldman Sachs Group, Inc.
0.934% due 11/16/2009	11,400	11,391
1.236% due 08/05/2011	1,000	960
5.300% due 02/14/2012	325	337
5.625% due 01/15/2017	5,800	5,521
5.950% due 01/18/2018	7,375	7,165
6.150% due 04/01/2018	4,700	4,583
6.250% due 09/01/2017	6,300	6,243
HSBC Bank USA N.A.
6.000% due 08/09/2017	55,500	56,113
HSBC Finance Corp.
0.719% due 03/12/2010	9,100	8,952
1.134% due 11/16/2009	8,400	8,335
1.162% due 10/21/2009	3,000	2,991
International Lease Finance Corp.
6.625% due 11/15/2013	5,180	3,992
JPMorgan Chase & Co.
1.026% due 05/07/2010	5,800	5,792
6.000% due 01/15/2018	1,700	1,692
7.900% due 04/29/2049	300	263
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	7,825	7,629
JPMorgan Chase Capital XX
6.550% due 09/15/2066	800	637
KBC Bank Funding Trust III
9.860% due 11/29/2049	12,000	5,280
KeyBank N.A.
2.906% due 06/02/2010	5,600	5,438
Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)	14,700	2,242
2.950% due 05/25/2010 (a)	1,700	259
5.625% due 01/24/2013 (a)	3,100	484
6.875% due 05/02/2018 (a)	1,200	198
Merrill Lynch & Co., Inc.
0.726% due 12/04/2009	4,800	4,791
0.867% due 06/05/2012	500	445
0.996% due 08/14/2009	8,100	8,100
3.188% due 05/12/2010	11,500	11,438
4.125% due 09/10/2009	325	325
6.050% due 08/15/2012	325	326
6.400% due 08/28/2017	4,400	3,901
MetLife, Inc.
6.400% due 12/15/2066	1,500	1,075
Metropolitan Life Global Funding I
0.894% due 05/17/2010	7,500	7,440
Morgan Stanley
1.221% due 01/15/2010	10,900	10,814
1.399% due 01/09/2012	1,000	902
3.006% due 05/14/2010	15,900	15,858
5.300% due 03/01/2013	1,150	1,166
5.625% due 01/09/2012	450	461
5.750% due 08/31/2012	850	879
5.950% due 12/28/2017	225	216
National City Bank
6.200% due 12/15/2011	375	386
PNC Funding Corp.
7.500% due 11/01/2009	335	340
Principal Life Income Funding Trusts
5.300% due 04/24/2013	2,800	2,797
5.550% due 04/27/2015	4,000	3,961
SLM Corp.
1.232% due 07/27/2009	2,900	2,888
4.000% due 07/25/2014	2,000	1,504
State Street Capital Trust III
8.250% due 03/15/2042	3,500	2,959
State Street Capital Trust IV
1.629% due 06/01/2077	600	348
U.S. Bank N.A.
6.375% due 08/01/2011	250	268
UBS Preferred Funding Trust I
8.622% due 10/29/2049	19,700	14,033
USB Capital IX
6.189% due 04/15/2049	700	473
Wachovia Corp.
5.625% due 10/15/2016	1,300	1,244
Wells Fargo & Co.
7.980% due 03/29/2049	29,300	24,355
ZFS Finance USA Trust I
5.875% due 05/09/2062	1,600	1,160

		518,802

INDUSTRIALS 5.3%
Abbott Laboratories
5.875% due 05/15/2016	325	355
Amgen, Inc.
6.900% due 06/01/2038	15,600	17,715
Comcast Corp.
5.875% due 02/15/2018	1,100	1,117
6.450% due 03/15/2037	1,100	1,086
Continental Airlines, Inc.
7.056% due 09/15/2009	1,600	1,584
Dell, Inc.
5.650% due 04/15/2018	6,000	6,105
Delta Air Lines, Inc.
6.619% due 09/18/2012	466	443
General Mills, Inc.
1.231% due 01/22/2010	3,500	3,495
6.000% due 02/15/2012	300	323
GlaxoSmithKline Capital, Inc.
4.850% due 05/15/2013	325	340
International Business Machines Corp.
5.700% due 09/14/2017	30,100	32,009
7.625% due 10/15/2018	350	419
Kraft Foods, Inc.
6.125% due 08/23/2018	375	389
Marathon Oil Corp.
6.000% due 10/01/2017	325	331
McDonald’s Corp.
5.800% due 10/15/2017	200	219
Oracle Corp.
4.950% due 04/15/2013	7,000	7,339
5.750% due 04/15/2018	6,900	7,291
PepsiCo, Inc.
5.000% due 06/01/2018	275	283
President and Fellows of Harvard College
6.500% due 01/15/2039	24,100	27,348
Roche Holdings, Inc.
6.000% due 03/01/2019	5,200	5,555
Rohm & Haas Co.
6.000% due 09/15/2017	2,100	1,881
Target Corp.
5.125% due 01/15/2013	6,200	6,575
Time Warner, Inc.
6.875% due 05/01/2012	380	407
United Airlines, Inc.
6.071% due 03/01/2013	13	13
9.190% due 12/24/2013 (a)	5,645	1,856
Wyeth
6.950% due 03/15/2011	400	433
Yum! Brands, Inc.
6.250% due 03/15/2018	20,000	20,612

		145,523

UTILITIES 0.4%
Alltel Corp.
7.000% due 07/01/2012	2,000	2,162
AT&T, Inc.
1.116% due 02/05/2010	2,300	2,302
4.950% due 01/15/2013	1,700	1,770
5.500% due 02/01/2018	1,700	1,700
6.250% due 03/15/2011	400	424
6.300% due 01/15/2038	1,200	1,162
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,900	2,828
Verizon Communications, Inc.
5.250% due 04/15/2013	500	525

		12,873

Total Corporate Bonds & Notes (Cost $700,999)		677,198

MUNICIPAL BONDS & NOTES 3.5%
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037	6,500	5,460
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	1,900	1,870
7.500% due 04/01/2034	2,000	1,831
7.550% due 04/01/2039	2,000	1,823
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	2,000	1,313
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	600	621
6.899% due 12/01/2040	7,100	7,597
Clark County, Nevada General Obligation Bonds, Series 2008
5.000% due 06/01/2026	5,640	5,640
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	800	599
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	5,000	4,725
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	6,300	6,048
Miami, Florida Rent Revenue Bonds, Series 1989
8.650% due 07/01/2019	155	182
Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 2009
5.000% due 10/01/2039	13,700	13,753
Nevada State Truckee Meadows Water Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 07/01/2036	2,800	2,591
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 03/15/2026	9,460	9,742
North Carolina State Capital Facilities Finance Agency Revenue Bonds, Series 2009
5.000% due 10/01/2038	2,500	2,540
Southern California State Tobacco Securitization Agency Revenue Bonds, Series 2006
5.125% due 06/01/2046	1,800	987
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	3,200	3,062
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	3,000	2,858
University of California Revenue Bonds, Series 2009
5.250% due 05/15/2039	19,280	19,560
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.625% due 06/01/2037	2,200	2,523

Total Municipal Bonds & Notes (Cost $93,755)		95,325

U.S. GOVERNMENT AGENCIES 84.8%
Fannie Mae
0.374% due 12/25/2036	1,857	1,677
2.638% due 07/01/2044	666	652
2.838% due 09/01/2040	2,783	2,777
3.304% due 03/01/2024	1	1
4.021% due 07/01/2020	84	84
4.325% due 02/01/2023 - 01/01/2024	78	79
4.400% due 12/01/2023	56	57
4.500% due 06/01/2023	900	920
4.631% due 05/25/2035	734	733
4.816% due 10/01/2035	3,569	3,707
4.828% due 09/01/2035	876	908
4.834% due 09/01/2034	628	643
4.907% due 01/01/2035	1,724	1,784
5.000% due 12/01/2016 - 07/01/2039	320,823	330,773
5.143% due 04/01/2024	15	15
5.500% due 11/01/2013 - 07/01/2039	471,272	487,838
5.500% due 08/01/2037 - 09/01/2038 (e)	370,650	383,799
5.770% due 06/01/2013	603	652
5.953% due 06/21/2027	26,800	28,307
6.000% due 05/01/2017 - 07/01/2039	424,348	444,420
6.000% due 11/01/2037 (f)	15,122	15,829
6.000% due 05/01/2038 - 10/01/2038 (e)	138,399	144,867
6.047% due 05/01/2012	300	322
6.113% due 02/01/2012	566	609
6.500% due 07/01/2013 - 06/25/2044	8,419	8,971
7.000% due 04/01/2011 - 09/25/2020	26	27
7.040% due 12/01/2009	300	300
8.000% due 04/01/2015 - 10/01/2030	8	9
8.500% due 04/01/2017	1	1
9.000% due 06/01/2010 - 06/25/2018	7	8
9.250% due 07/25/2019	119	134
10.000% due 11/01/2021	4	4
11.000% due 09/01/2010	1	1
Federal Home Loan Bank
3.375% due 06/24/2011	1,600	1,660
Freddie Mac
0.469% due 07/15/2019 - 10/15/2020	32,895	32,237
0.888% due 02/01/2011 (d)	1,300	1,298
0.926% due 05/04/2011 (d)	32,420	32,503
0.937% due 08/05/2011 (d)	25,780	25,789
1.125% due 06/01/2011	9,900	9,887
1.625% due 04/26/2011	6,900	6,957
2.639% due 02/25/2045	432	412
4.751% due 07/01/2030	72	74
4.875% due 06/13/2018	1,800	1,941
5.000% due 11/01/2018 - 08/01/2039	181,710	184,844
5.129% due 12/01/2022	254	259
5.250% due 07/18/2011	900	972
5.335% due 02/01/2023	43	44
5.500% due 01/01/2018 - 10/01/2038	78,650	81,290
5.500% due 08/01/2038 (e)	41,273	42,657
6.000% due 02/01/2016 - 07/01/2039	41,142	43,030
6.500% due 12/01/2010	6	6
7.000% due 07/15/2022	1,039	1,133
7.500% due 01/15/2023	2,460	2,649
8.000% due 11/01/2025 - 06/15/2030	1,226	1,292
9.000% due 12/15/2020	59	64
9.250% due 11/15/2019	2	2
9.500% due 02/01/2018	6	7
10.000% due 06/01/2011 - 03/01/2021	6	6
Ginnie Mae
4.125% due 12/20/2029	574	583
4.375% due 01/20/2024 - 02/20/2027	1,134	1,157
4.625% due 09/20/2024 - 07/20/2030	1,217	1,248
5.375% due 06/20/2023 - 06/20/2027	509	525
6.000% due 01/15/2024 - 11/15/2038	4,233	4,418
7.500% due 09/15/2014 - 09/15/2025	20	22
8.000% due 07/15/2010 - 08/15/2024	52	57
9.000% due 11/15/2017	21	22
9.500% due 01/20/2019 - 12/15/2021	9	10
Small Business Administration
7.449% due 08/01/2010	267	277
7.970% due 01/25/2025	110	113

Total U.S. Government Agencies (Cost $2,277,339)		2,340,353

U.S. TREASURY OBLIGATIONS 5.9%
Treasury Inflation Protected Securities (b)
0.875% due 04/15/2010	3,604	3,608
1.625% due 01/15/2015 (e)	12,954	12,889
1.750% due 01/15/2028	5,398	5,094
1.875% due 07/15/2013	22,655	23,228
1.875% due 07/15/2015 (e)	37,929	38,332
2.000% due 07/15/2014	19,244	19,689
2.625% due 07/15/2017	7,310	7,783
3.000% due 07/15/2012	5,941	6,296
3.500% due 01/15/2011	40,334	42,124
U.S. Treasury Notes
0.875% due 04/30/2011 (f)	2,737	2,730

Total U.S. Treasury Obligations (Cost $155,900)		161,773

MORTGAGE-BACKED SECURITIES 2.7%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	1,941	1,530
Banc of America Funding Corp.
3.781% due 05/25/2035	3,339	2,839
Bear Stearns Adjustable Rate Mortgage Trust
5.021% due 04/25/2033	1,144	1,025
Bear Stearns Alt-A Trust
5.362% due 05/25/2035	4,879	3,161
5.490% due 09/25/2035	704	383
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	500	406
5.471% due 01/12/2045	1,500	1,250
5.700% due 06/11/2050	5,000	3,986
Bear Stearns Mortgage Funding Trust
0.504% due 01/25/2037	13,866	5,492
Citigroup Commercial Mortgage Trust
0.389% due 08/15/2021	32	27
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	3,793	3,021
4.700% due 12/25/2035	1,081	873
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	2,600	1,903
Countrywide Alternative Loan Trust
0.494% due 05/25/2047	3,082	1,158
Countrywide Home Loan Mortgage Pass-Through Trust
4.711% due 02/20/2035	20	16
5.250% due 02/20/2036	1,299	883
5.750% due 05/25/2033	73	72
Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039	500	359
CS First Boston Mortgage Securities Corp.
5.329% due 06/25/2032	64	53
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.384% due 01/25/2047	1,523	1,382
DLJ Acceptance Trust
11.000% due 08/01/2019	10	10
Greenpoint Mortgage Funding Trust
0.394% due 10/25/2046	2,469	2,035
0.394% due 01/25/2047	2,687	2,041
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	200	171
5.444% due 03/10/2039	2,200	1,760
GS Mortgage Securities Corp. II
5.993% due 08/10/2045	8,400	6,372
GSR Mortgage Loan Trust
5.176% due 01/25/2036	40	31
5.241% due 11/25/2035	3,805	2,964
Guaranteed Mortgage Corp. III GNMA-CMB
9.300% due 07/20/2019	33	36
Impac Secured Assets CMN Owner Trust
0.394% due 01/25/2037	918	861
Indymac ARM Trust
3.708% due 01/25/2032	27	18
Indymac Index Mortgage Loan Trust
5.537% due 11/25/2035	5,285	3,180
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	3,700	2,847
5.420% due 01/15/2049	500	369
5.440% due 06/12/2047	1,300	983
5.794% due 02/12/2051	3,000	2,249
5.882% due 02/15/2051	1,200	902
6.007% due 06/15/2049	100	85
JPMorgan Mortgage Trust
5.012% due 02/25/2035	21	19
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.399% due 09/15/2021	631	559
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	700	468
5.485% due 03/12/2051	2,900	1,954
Morgan Stanley Capital I
0.380% due 10/15/2020	1,090	809
5.809% due 12/12/2049	300	229
Prime Mortgage Trust
0.714% due 02/25/2019	138	131
0.714% due 02/25/2034	873	706
Residential Funding Mortgage Securities I
5.585% due 02/25/2036	686	423
Structured Asset Mortgage Investments, Inc.
0.973% due 09/19/2032	550	411
Structured Asset Securities Corp.
3.716% due 01/25/2032	75	68
4.687% due 02/25/2032	82	73
Thornburg Mortgage Securities Trust
0.424% due 11/25/2046	2,429	2,183
Wachovia Bank Commercial Mortgage Trust
0.409% due 09/15/2021	2,922	2,106
5.342% due 12/15/2043	3,800	2,510
5.509% due 04/15/2047	1,700	1,133
WaMu Mortgage Pass-Through Certificates
0.604% due 10/25/2045	944	495
2.540% due 11/25/2042	407	235
4.677% due 05/25/2035	395	283
Wells Fargo Mortgage-Backed Securities Trust
0.814% due 07/25/2037	1,241	753
4.947% due 01/25/2035	25	21
4.950% due 03/25/2036	4,799	3,396

Total Mortgage-Backed Securities (Cost $95,937)		75,698

ASSET-BACKED SECURITIES 2.7%
ACE Securities Corp.
0.364% due 12/25/2036	1,094	803
0.464% due 12/25/2035	442	430
American Express Credit Account Master Trust
0.819% due 02/15/2012	662	661
Amortizing Residential Collateral Trust
0.584% due 06/25/2032	705	328
Asset-Backed Funding Certificates
0.374% due 11/25/2036	693	663
Bear Stearns Asset-Backed Securities Trust
0.374% due 01/25/2037	3,541	2,872
0.404% due 06/25/2047	1,269	965
0.764% due 03/25/2043	460	418
0.814% due 06/25/2035	1,824	1,708
Countrywide Asset-Backed Certificates
0.364% due 05/25/2037	1,434	1,372
EMC Mortgage Loan Trust
0.684% due 05/25/2040	1,967	1,378
First Franklin Mortgage Loan Asset-Backed Certificates
0.354% due 01/25/2038	2,106	1,941
0.364% due 11/25/2036	1,809	1,704
Ford Credit Auto Owner Trust
1.219% due 01/15/2011	12,507	12,517
1.739% due 06/15/2012	12,700	12,745
Fremont Home Loan Trust
0.374% due 01/25/2037	1,328	862
HSI Asset Securitization Corp. Trust
0.364% due 12/25/2036	728	441
JPMorgan Mortgage Acquisition Corp.
0.364% due 07/25/2036	1,524	1,445
Lehman XS Trust
0.384% due 05/25/2046	4	4
Long Beach Mortgage Loan Trust
0.594% due 10/25/2034	107	68
MBNA Credit Card Master Note Trust
0.419% due 12/15/2011	12,280	12,279
Morgan Stanley ABS Capital I
0.354% due 10/25/2036	514	482
0.374% due 05/25/2037	228	183
Morgan Stanley IXIS Real Estate Capital Trust
0.364% due 11/25/2036	685	650
Option One Mortgage Loan Trust
0.354% due 02/25/2037	219	216
0.364% due 01/25/2037	682	647
Quest Trust
0.434% due 08/25/2036	5,774	3,977
Securitized Asset-Backed Receivables LLC Trust
0.374% due 12/25/2036	1,501	842
SLM Student Loan Trust
2.592% due 04/25/2023	12,081	12,337
Structured Asset Securities Corp.
0.604% due 01/25/2033	237	169

Total Asset-Backed Securities (Cost $79,050)		75,107

	SHARES
CONVERTIBLE PREFERRED STOCKS 1.7%
American International Group, Inc.
8.500% due 08/01/2011	202,700	1,930
Wells Fargo & Co.
7.500% due 12/31/2049	55,500	43,566

Total Convertible Preferred Stocks (Cost $35,687)		45,496

PREFERRED STOCKS 0.5%
DG Funding Trust
1.343% due 12/31/2049	1,568	13,563

Total Preferred Stocks (Cost $16,522)		13,563

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.8%
REPURCHASE AGREEMENTS 2.6%
Barclays Capital, Inc.
0.020% due 07/01/2009	$2,000	2,000
(Dated 06/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2016 valued at $2,069. Repurchase proceeds are $2,000.)
Deutsche Bank AG
0.250% due 07/13/2009	63,000	63,000
(Dated 06/25/2009. Collateralized by Fannie Mae 6.000% due 10/01/2038 valued at $71,815. Repurchase proceeds are $63,000.)
State Street Bank and Trust Co.
0.010% due 07/01/2009	5,866	5,866
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $5,984. Repurchase proceeds are $5,866.)

		70,866

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 0.2%
	723,767	7,244

Total Short-Term Instruments (Cost $78,110)		78,110

PURCHASED OPTIONS (h) 0.6% (Cost $4,963)		17,909
Total Investments 129.7% (Cost $3,538,262)		$3,580,532
Written Options (i) (0.0%) (Premiums $428)		(149)
Other Assets and Liabilities (Net) (29.7%)		(820,244)

Net Assets 100.0%		$2,760,139

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Principal amount of security is adjusted for inflation.

(c) Affiliated to the Fund.

(d) Securities with an aggregate market value of $3,941 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(e) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $711,239 at a weighted average interest rate of 0.402%. On June 30, 2009, securities valued at $491,510 were pledged as collateral for reverse repurchase agreements.

(f) Securities with an aggregate market value of $4,199 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	1,340	$5,065
90-Day Eurodollar December Futures	Long	12/2010	401	(324)
90-Day Eurodollar June Futures	Long	06/2010	345	240
90-Day Eurodollar March Futures	Long	03/2010	554	3,439
90-Day Eurodollar September Futures	Long	09/2009	1,620	11,270
90-Day Eurodollar September Futures	Long	09/2010	25	143
U.S. Treasury 5-Year Note September Futures	Long	09/2009	169	(249)

				$19,584

(g) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	1.670%	03/20/2013	16.024%	$600	$(210)	$0	$(210)
American International Group, Inc.	DUB	5.000%	12/20/2013	15.312%	5,300	(1,494)	(477)	(1,017)
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	2.416%	2,000	(105)	0	(105)
CIT Group, Inc.	BCLY	5.200%	03/20/2013	17.180%	3,600	(978)	0	(978)
General Electric Capital Corp.	BCLY	0.770%	06/20/2010	3.927%	300	(9)	0	(9)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	3.944%	400	(14)	0	(14)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	4.048%	100	(4)	0	(4)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	4.121%	13,800	(786)	0	(786)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	4.354%	13,700	(1,539)	0	(1,539)
General Electric Capital Corp.	BNP	1.100%	12/20/2009	3.899%	1,000	(13)	0	(13)
General Electric Capital Corp.	BNP	0.940%	12/20/2010	4.048%	300	(13)	0	(13)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	3.900%	600	(12)	0	(12)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	3.900%	400	(8)	0	(8)
General Electric Capital Corp.	DUB	1.070%	09/20/2010	3.944%	400	(13)	0	(13)
General Electric Capital Corp.	DUB	5.000%	03/20/2011	4.121%	400	6	(26)	32
General Electric Capital Corp.	GSC	0.830%	12/20/2009	3.899%	1,500	(21)	0	(21)
General Electric Capital Corp.	MLP	1.080%	12/20/2009	3.899%	12,700	(166)	0	(166)
General Electric Capital Corp.	RBS	1.100%	09/20/2009	3.899%	1,800	(11)	0	(11)
International Lease Finance Corp.	MLP	5.000%	12/20/2013	9.030%	4,000	(500)	(670)	170
Wells Fargo & Co.	RBS	3.020%	03/20/2013	1.568%	8,200	417	0	417

						$(5,473)	$(1,173)	$(4,300)

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 25-35%	CITI	2.144%	06/20/2012	$600	$(137)	$0	$(137)
CDX.HY-8 5-Year Index 25-35%	CITI	2.179%	06/20/2012	800	(182)	0	(182)
CDX.HY-8 5-Year Index 25-35%	MLP	1.833%	06/20/2012	2,000	(474)	0	(474)
CDX.HY-8 5-Year Index 25-35%	MLP	2.127%	06/20/2012	500	(115)	0	(115)
CDX.HY-8 5-Year Index 25-35%	MSC	2.080%	06/20/2012	1,900	(438)	0	(438)
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	8,060	(389)	0	(389)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,855	(233)	0	(233)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,942	(91)	0	(91)
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012	4,800	21	0	21
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	18,668	256	0	256
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	12,348	148	0	148
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	1,847	6	0	6
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	3,986	15	0	15
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	2,528	21	0	21
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	3,111	18	0	18

					$(1,574)	$0	$(1,574)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS	$348,400	$10,395	$0	$10,395
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY	181,700	6,313	(1,787)	8,100
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS	149,800	5,205	(443)	5,648
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA	4,200	209	153	56
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CSFB	15,300	762	579	183
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB	6,200	309	195	114
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP	10,600	529	239	290
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS	11,100	553	254	299
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	BOA	4,500	9	(98)	107
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC	6,600	12	(142)	154

						$24,296	$(1,050)	$25,346

(h) Purchased options outstanding on June 30, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$80,200	$858	$2,875
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	55,200	588	1,979
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	21,400	240	767
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	132,900	1,255	4,764
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	32,200	309	1,310
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	78,600	891	2,818
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	77,700	822	3,396

							$4,963	$17,909

(i) Written options outstanding on June 30, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	$7,000	$29	$5
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	17,700	88	37
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009	24,000	109	33
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	7,000	28	6
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	12,500	59	10
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	3,500	15	3
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	26,500	100	55

							$428	$149

(j) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	07/01/2039	$53,000	$55,195	$55,393
Freddie Mac	5.500%	07/01/2039	58,000	59,880	59,858

				$115,075	$115,251

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$677,185	$13	$677,198
U.S. Government Agencies	0	2,340,353	0	2,340,353
U.S. Treasury Obligations	0	161,773	0	161,773
Other Investments++	52,740	348,468	0	401,208

Investments, at value	$52,740	$3,527,779	$13	$3,580,532

Short Sales, at value	$0	$(115,251)	$0	$(115,251)

Financial Derivative Instruments+++	$19,584	$19,323	$0	$38,907

Total	$72,324	$3,431,851	$13	$3,504,188

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$2,024	$(139)	$3	$27	$(59)	$(1,843)	$13

Investments, at value	$2,024	$(139)	$3	$27	$(59)	$(1,843)	$13

Financial Derivative Instruments+++	$0	$0	$0	$0	$0	$0	$0

Total	$2,024	$(139)	$3	$27	$(59)	$(1,843)	$13

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Total Return Fund III

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.5%
Daimler Finance North America LLC
4.320% due 08/03/2012		$9,825	$9,149
Sensata Technologies BV
2.602% due 04/27/2013		7	6
2.804% due 04/27/2013		2,932	2,258

Total Bank Loan Obligations (Cost $12,459)			11,413

CORPORATE BONDS & NOTES 26.5%
BANKING & FINANCE 20.2%
Allied World Assurance Co. Holdings Ltd.
7.500% due 08/01/2016		100	85
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		3,000	3,106
American Express Bank FSB
0.375% due 10/20/2009		4,000	4,000
0.438% due 05/29/2012		1,025	911
5.500% due 04/16/2013		300	295
6.000% due 09/13/2017		4,000	3,654
American Express Centurion Bank
6.000% due 09/13/2017		4,000	3,654
American Express Co.
7.000% due 03/19/2018		2,600	2,529
American Express Credit Corp.
0.381% due 11/09/2009		5,700	5,662
5.875% due 05/02/2013		3,255	3,236
American General Finance Corp.
5.375% due 10/01/2012		265	156
6.900% due 12/15/2017		5,300	2,874
American International Group, Inc.
1.217% due 10/18/2011		7,800	5,037
5.050% due 10/01/2015		400	216
5.850% due 01/16/2018		10,400	5,510
ANZ National International Ltd.
1.014% due 08/07/2009		4,400	4,401
6.200% due 07/19/2013		3,700	3,816
ASIF I
1.242% due 07/26/2010		10,000	8,696
Australia & New Zealand Banking Group Ltd.
3.200% due 12/15/2011		31,000	31,188
Bank of America Corp.
1.213% due 08/15/2016		1,400	1,100
2.375% due 06/22/2012		5,700	5,763
5.650% due 05/01/2018		165	146
Bank of America N.A.
0.909% due 06/15/2016		1,300	968
Bank of Scotland PLC
1.152% due 07/17/2009		6,500	6,496
Barclays Bank PLC
5.450% due 09/12/2012		20,400	21,291
6.050% due 12/04/2017		3,400	2,953
Bear Stearns Cos. LLC
0.842% due 08/21/2009		6,600	6,605
1.093% due 08/15/2011		300	292
1.269% due 01/31/2011		7,900	7,815
1.392% due 07/16/2009		12,600	12,605
6.400% due 10/02/2017		8,900	8,930
7.250% due 02/01/2018		60	63
Berkshire Hathaway Finance Corp.
5.000% due 08/15/2013		85	89
C10 Capital SPV Ltd.
6.722% due 12/31/2049		2,500	1,282
Calabash Re Ltd.
9.024% due 01/08/2010		3,400	3,245
Catlin Insurance Co. Ltd.
7.249% due 12/31/2049		150	84
CIT Group, Inc.
1.322% due 04/27/2011		2,200	1,558
Citigroup, Inc.
0.631% due 12/28/2009		400	396
2.125% due 04/30/2012		3,500	3,518
5.100% due 09/29/2011		925	906
5.300% due 10/17/2012		1,100	1,062
5.500% due 08/27/2012		12,200	11,834
5.500% due 04/11/2013		10,700	10,040
5.625% due 08/27/2012		2,200	2,062
5.850% due 07/02/2013		700	663
6.125% due 08/25/2036		9,800	7,310
8.400% due 04/29/2049 (a)		8,759	6,581
Countrywide Financial Corp.
5.800% due 06/07/2012		3,300	3,324
Countrywide Home Loans, Inc.
4.000% due 03/22/2011		110	109
4.125% due 09/15/2009		4,600	4,615
Credit Suisse USA, Inc.
0.865% due 11/20/2009		490	490
Deutsche Bank AG
4.875% due 05/20/2013		590	606
6.000% due 09/01/2017		7,200	7,357
DnB NOR Bank ASA
1.209% due 10/13/2009		3,300	3,280
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		500	433
7.375% due 10/28/2009		2,700	2,677
General Electric Capital Corp.
0.655% due 10/06/2010		800	786
0.924% due 05/08/2012		6,300	6,316
0.953% due 08/15/2011		2,700	2,558
1.177% due 01/20/2010		11,700	11,633
1.262% due 07/27/2012		2,100	1,909
3.000% due 12/09/2011		500	516
3.750% due 12/15/2009		145	146
5.625% due 05/01/2018		700	663
6.375% due 11/15/2067		300	200
6.875% due 01/10/2039		3,500	3,156
GMAC LLC
6.000% due 12/15/2011		600	504
Goldman Sachs Group, Inc.
0.934% due 11/16/2009		5,000	4,996
1.059% due 03/22/2016		100	85
1.430% due 07/23/2009		7,900	7,902
4.750% due 07/15/2013		790	792
5.700% due 09/01/2012		41	43
5.950% due 01/18/2018		8,500	8,258
6.250% due 09/01/2017		6,800	6,739
HSBC Capital Funding LP
9.547% due 12/29/2049		1,200	1,119
HSBC Finance Corp.
1.134% due 11/16/2009		7,770	7,710
1.162% due 10/21/2009		2,600	2,593
5.250% due 01/15/2014		300	295
HSBC Holdings PLC
6.500% due 05/02/2036		3,800	3,718
6.500% due 09/15/2037		1,500	1,454
ICICI Bank Ltd.
1.679% due 01/12/2010		5,800	5,686
International Lease Finance Corp.
4.875% due 09/01/2010		270	242
John Deere Capital Corp.
4.500% due 04/03/2013		555	567
JPMorgan Chase & Co.
5.750% due 01/02/2013		290	299
7.900% due 04/29/2049		4,340	3,809
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		5,700	5,557
JPMorgan Chase Capital XX
6.550% due 09/15/2066		700	557
KBC Bank Funding Trust III
9.860% due 11/29/2049		2,100	924
KeyBank N.A.
2.906% due 06/02/2010		5,300	5,147
Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)		11,000	1,678
2.911% due 08/21/2009 (a)		3,550	541
2.950% due 05/25/2010 (a)		100	15
3.005% due 07/18/2011 (a)		3,000	458
3.053% due 11/10/2009 (a)		2,500	381
5.625% due 01/24/2013 (a)		3,200	500
Longpoint Re Ltd.
5.874% due 05/08/2010		1,700	1,652
Merrill Lynch & Co., Inc.
0.726% due 12/04/2009		4,300	4,292
0.867% due 06/05/2012		2,500	2,227
0.996% due 08/14/2009		3,800	3,800
1.083% due 02/15/2011		2,600	2,382
1.236% due 02/05/2010		6,400	6,326
4.250% due 02/08/2010		750	753
6.050% due 08/15/2012		3,800	3,814
6.150% due 04/25/2013		155	155
6.400% due 08/28/2017		4,000	3,546
6.875% due 04/25/2018		1,070	992
MetLife, Inc.
5.375% due 12/15/2012		10	10
Metropolitan Life Global Funding I
5.125% due 04/10/2013		690	703
Morgan Stanley
1.221% due 01/15/2010		10,100	10,020
1.399% due 01/09/2012		1,000	902
3.006% due 05/14/2010		11,300	11,270
4.750% due 04/01/2014		110	104
6.250% due 08/28/2017		1,300	1,260
Mystic Re Ltd.
10.668% due 06/07/2011		1,100	1,024
National Australia Bank Ltd.
5.350% due 06/12/2013		3,100	3,197
Nordea Bank Sweden AB
8.950% due 11/29/2049		500	325
Petroleum Export Ltd.
5.265% due 06/15/2011		317	306
PNC Funding Corp.
5.125% due 12/14/2010		135	135
Protective Life Secured Trusts
4.850% due 08/16/2010		115	113
Prudential Financial, Inc.
6.625% due 12/01/2037		800	694
Prudential Holdings LLC
8.695% due 12/18/2023		265	254
Regions Financial Corp.
6.375% due 05/15/2012		1,270	1,166
Residential Reinsurance 2007 Ltd.
10.918% due 06/07/2010		700	665
Resona Bank Ltd.
5.850% due 09/29/2049		800	605
Royal Bank of Scotland Group PLC
1.320% due 04/08/2011		12,300	12,288
3.000% due 12/09/2011		3,000	3,065
5.000% due 11/12/2013		1,990	1,641
7.648% due 08/29/2049		3,800	1,884
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		3,700	2,742
SLM Corp.
5.000% due 10/01/2013		410	332
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		1,700	1,367
SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049		10,400	10,105
Societe Generale
5.922% due 04/29/2049		2,200	1,366
State Street Capital Trust IV
1.629% due 06/01/2077		600	348
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		5,800	5,347
TNK-BP Finance S.A.
6.125% due 03/20/2012		700	649
UBS AG
5.750% due 04/25/2018		1,000	912
5.875% due 12/20/2017		2,500	2,332
USB Capital IX
6.189% due 04/15/2049		600	405
Wachovia Capital Trust III
5.800% due 03/29/2049		245	147
Wachovia Mortgage FSB
0.734% due 09/16/2009		500	491
Wells Fargo & Co.
7.980% due 03/29/2049		65,875	54,757
World Financial Properties
6.950% due 09/01/2013		121	109
XL Capital Ltd.
6.500% due 12/31/2049		220	108

			501,113

INDUSTRIALS 5.0%
Alcoa, Inc.
6.000% due 07/15/2013		85	83
Cameron International Corp.
6.375% due 07/15/2018		125	116
Canadian Natural Resources Ltd.
5.700% due 05/15/2017		535	542
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		3,200	3,284
CODELCO, Inc.
6.150% due 10/24/2036		400	394
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		135	154
Comcast Corp.
5.875% due 02/15/2018		1,000	1,015
6.450% due 03/15/2037		1,000	988
6.500% due 11/15/2035		95	96
Commercial Metals Co.
7.350% due 08/15/2018		60	55
ConocoPhillips
4.400% due 05/15/2013		60	62
Daimler Finance North America LLC
1.466% due 08/03/2009		3,900	3,888
Dell, Inc.
4.700% due 04/15/2013		5,800	5,976
5.650% due 04/15/2018		170	173
Devon Financing Corp. ULC
6.875% due 09/30/2011		210	228
Diageo Capital PLC
5.200% due 01/30/2013		60	62
El Paso Corp.
9.625% due 05/15/2012		1,000	1,012
Gaz Capital S.A.
6.212% due 11/22/2016		700	588
General Mills, Inc.
1.231% due 01/22/2010		3,200	3,196
5.250% due 08/15/2013		120	127
Georgia-Pacific LLC
8.000% due 01/15/2024		2,000	1,710
Hewlett-Packard Co.
4.500% due 03/01/2013		135	141
International Business Machines Corp.
5.700% due 09/14/2017		28,100	29,882
Kinder Morgan Energy Partners LP
6.000% due 02/01/2017		150	149
Kraft Foods, Inc.
6.125% due 02/01/2018		3,000	3,107
6.500% due 08/11/2017		360	380
6.875% due 02/01/2038		1,300	1,378
Nucor Corp.
5.750% due 12/01/2017		4,800	4,996
5.850% due 06/01/2018		555	577
Oracle Corp.
4.950% due 04/15/2013		640	671
Pemex Project Funding Master Trust
5.750% due 03/01/2018		510	472
9.125% due 10/13/2010		15	16
PepsiCo, Inc.
4.650% due 02/15/2013		165	173
Petrobras International Finance Co.
7.875% due 03/15/2019		370	405
Petro-Canada
6.050% due 05/15/2018		65	65
Petroleos Mexicanos
8.000% due 05/03/2019		10,800	11,772
Plains All American Pipeline LP
6.650% due 01/15/2037		220	204
Praxair, Inc.
5.250% due 11/15/2014		145	154
Premcor Refining Group, Inc.
6.750% due 05/01/2014		235	233
President and Fellows of Harvard College
6.000% due 01/15/2019		300	328
6.500% due 01/15/2039		21,000	23,830
Rio Tinto Finance USA Ltd.
5.875% due 07/15/2013		185	186
Rohm & Haas Co.
6.000% due 09/15/2017		2,000	1,791
Suncor Energy, Inc.
5.950% due 12/01/2034		41	37
6.100% due 06/01/2018		65	65
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028		8,400	8,040
Time Warner Cable, Inc.
5.850% due 05/01/2017		130	130
Time Warner, Inc.
1.150% due 11/13/2009		3,400	3,392
7.625% due 04/15/2031		174	169
TransCanada Pipelines Ltd.
6.350% due 05/15/2067		365	254
Union Pacific Corp.
6.650% due 01/15/2011		265	278
United Airlines, Inc.
6.071% due 03/01/2013		8	8
UnitedHealth Group, Inc.
4.875% due 03/15/2015		120	115
Vale Overseas Ltd.
6.250% due 01/23/2017		700	709
6.875% due 11/21/2036		700	668
Williams Cos., Inc.
6.375% due 10/01/2010		4,600	4,601
7.625% due 07/15/2019		60	59
Xerox Corp.
5.500% due 05/15/2012		425	424
XTO Energy, Inc.
4.625% due 06/15/2013		220	221

			123,829

UTILITIES 1.3%
AES Corp.
8.000% due 10/15/2017		30	28
Alltel Corp.
7.000% due 07/01/2012		2,000	2,162
American Electric Power Co., Inc.
5.250% due 06/01/2015		535	526
AT&T, Inc.
4.950% due 01/15/2013		2,800	2,915
5.500% due 02/01/2018		3,055	3,055
5.600% due 05/15/2018		115	116
6.300% due 01/15/2038		1,900	1,840
Consolidated Natural Gas Co.
5.000% due 03/01/2014		180	184
Deutsche Telekom International Finance BV
8.500% due 06/15/2010		150	158
Dominion Resources, Inc.
5.000% due 03/15/2013		36	37
Duke Energy Carolinas LLC
5.100% due 04/15/2018		120	124
Enel Finance International S.A.
6.800% due 09/15/2037		10,200	10,608
Florida Power & Light Co.
5.550% due 11/01/2017		120	128
Florida Power Corp.
5.650% due 06/15/2018		130	139
Nevada Power Co.
6.500% due 08/01/2018		120	123
New Cingular Wireless Services, Inc.
7.875% due 03/01/2011		310	334
8.125% due 05/01/2012		45	50
Pacific Gas & Electric Co.
4.200% due 03/01/2011		39	40
Qwest Capital Funding, Inc.
7.250% due 02/15/2011		1,196	1,166
Qwest Corp.
8.875% due 03/15/2012		50	51
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		1,600	1,344
Southern California Edison Co.
5.625% due 02/01/2036		180	182
Southern California Gas Co.
5.450% due 04/15/2018		54	57
Verizon Communications, Inc.
5.500% due 04/01/2017		620	622
6.100% due 04/15/2018		140	144
Verizon Global Funding Corp.
7.750% due 12/01/2030		40	45
Verizon New England, Inc.
6.500% due 09/15/2011		90	96
Verizon New Jersey, Inc.
5.875% due 01/17/2012		100	105
Verizon Wireless Capital LLC
3.316% due 05/20/2011		4,400	4,531
Virginia Electric and Power Co.
5.400% due 04/30/2018		650	675
6.350% due 11/30/2037		500	538

			32,123

Total Corporate Bonds & Notes (Cost $685,805)			657,065

MUNICIPAL BONDS & NOTES 0.9%
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035		300	292
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039		1,500	1,477
7.500% due 04/01/2034		1,500	1,373
7.550% due 04/01/2039		1,500	1,367
Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2007
5.000% due 11/15/2036		3,100	3,019
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035		2,200	2,105
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037		2,900	2,762
Washington State General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 01/01/2032		10,900	10,913

Total Municipal Bonds & Notes (Cost $22,965)			23,308

U.S. GOVERNMENT AGENCIES 85.2%
Fannie Mae
0.374% due 07/25/2037		4,947	4,388
2.375% due 05/20/2010		575	585
2.638% due 07/01/2044		568	556
3.480% due 08/01/2035		4,359	4,432
3.605% due 03/01/2033		47	47
4.203% due 07/01/2035		4,422	4,534
4.338% due 07/01/2034		30	31
4.500% due 06/01/2023 - 09/01/2034		4,119	4,199
4.631% due 05/25/2035		587	587
4.805% due 08/01/2035		2,140	2,200
4.828% due 09/01/2035		876	908
4.834% due 09/01/2034		491	503
4.836% due 01/01/2035		989	1,023
4.840% due 04/01/2038		708	731
4.894% due 04/01/2038		755	781
4.898% due 04/01/2038		896	927
5.000% due 10/01/2017 - 07/01/2039		254,246	260,667
5.500% due 05/01/2013 - 07/01/2039		558,515	578,089
5.500% due 02/01/2035 (e)		27,559	28,575
5.500% due 06/01/2037 - 12/01/2038 (f)		357,016	369,530
5.763% due 09/01/2037		628	657
5.799% due 02/01/2031		4	4
6.000% due 10/01/2016 - 07/01/2039		363,886	381,067
6.000% due 10/01/2038 (f)		68,833	72,050
6.500% due 01/01/2011 - 06/25/2044		2,503	2,670
7.000% due 03/01/2013 - 10/01/2031		38	41
7.500% due 05/01/2011 - 02/01/2027		206	225
9.000% due 06/01/2025		1	1
12.500% due 06/15/2015		1	1
Federal Home Loan Bank
3.375% due 08/13/2010 - 06/24/2011		1,355	1,405
Federal Housing Administration
7.430% due 01/25/2023		611	612
Freddie Mac
0.469% due 07/15/2019 - 10/15/2020		29,775	29,179
0.888% due 02/01/2011		1,100	1,098
0.926% due 05/04/2011 (e)		50,400	50,530
1.125% due 06/01/2011 (e)		6,600	6,592
1.625% due 04/26/2011		5,000	5,041
2.639% due 02/25/2045		351	334
3.125% due 10/25/2010		255	263
3.250% due 07/16/2010		437	449
3.832% due 08/15/2032		670	676
4.098% due 04/01/2033		7	7
4.250% due 07/15/2009		490	491
4.751% due 07/01/2030		21	22
4.920% due 04/01/2038		1,104	1,140
5.000% due 12/01/2017 - 08/01/2039		125,268	127,246
5.129% due 12/01/2022		41	42
5.250% due 07/18/2011		600	648
5.500% due 06/01/2019 - 10/01/2038		86,974	89,898
6.000% due 02/01/2016 - 07/01/2039		26,836	28,091
6.500% due 05/01/2016 - 05/15/2032		23,983	25,701
7.000% due 11/01/2011 - 07/01/2029		1,829	1,926
7.500% due 07/01/2011 - 09/01/2025		32	34
8.000% due 01/01/2012		3	4
Ginnie Mae
0.918% due 02/16/2030		113	113
3.750% due 02/20/2032		920	931
4.125% due 10/20/2024 - 12/20/2026		281	285
4.375% due 01/20/2024 - 01/20/2026		385	393
4.625% due 09/20/2023 - 08/20/2027		300	307
5.375% due 06/20/2022		162	167
6.000% due 01/15/2029 - 11/15/2038		4,306	4,494
6.500% due 05/15/2032 - 06/15/2032		42	45
7.000% due 12/15/2011 - 02/20/2032		42	45
10.250% due 02/15/2017		414	455
Small Business Administration
4.430% due 05/01/2029		14,200	14,414
5.130% due 09/01/2023		639	670
5.520% due 06/01/2024		4,450	4,682
7.449% due 08/01/2010		109	113

Total U.S. Government Agencies (Cost $2,061,070)			2,118,552

U.S. TREASURY OBLIGATIONS 4.0%
Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028		6,009	5,671
1.875% due 07/15/2013		697	714
1.875% due 07/15/2015 (f)		23,678	23,929
2.000% due 07/15/2014		10,528	10,771
2.500% due 01/15/2029		9,640	10,228
2.625% due 07/15/2017		4,118	4,385
3.000% due 07/15/2012 (f)		38,304	40,591
U.S. Treasury Notes
0.875% due 04/30/2011 (g)		3,510	3,501

Total U.S. Treasury Obligations (Cost $92,375)			99,790

MORTGAGE-BACKED SECURITIES 5.3%
American Home Mortgage Investment Trust
4.390% due 02/25/2045		1,527	1,204
Banc of America Funding Corp.
3.781% due 05/25/2035		2,263	1,925
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033		193	183
Bear Stearns Adjustable Rate Mortgage Trust
5.088% due 02/25/2033		95	85
5.106% due 01/25/2034		1,276	981
5.609% due 02/25/2033		143	133
Bear Stearns Alt-A Trust
5.362% due 05/25/2035		3,054	1,979
5.490% due 09/25/2035		1,455	791
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		1,000	812
5.471% due 01/12/2045		2,800	2,333
Bear Stearns Mortgage Funding Trust
0.384% due 02/25/2037		2,596	2,002
Bear Stearns Structured Products, Inc.
5.644% due 01/26/2036		3,316	1,833
5.714% due 12/26/2046		1,916	1,167
Citigroup Commercial Mortgage Trust
0.389% due 08/15/2021		24	20
5.888% due 12/10/2049		15,000	11,901
Citigroup Mortgage Loan Trust, Inc.
4.685% due 03/25/2034		127	110
4.700% due 12/25/2035		879	710
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		644	415
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		1,600	1,171
Countrywide Alternative Loan Trust
0.494% due 05/25/2047		2,620	985
Countrywide Home Loan Mortgage Pass-Through Trust
4.711% due 02/20/2035		4,972	3,958
4.786% due 11/25/2034		2,789	2,120
5.250% due 02/20/2036		1,051	715
5.750% due 05/25/2033		73	72
Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039		1,400	1,005
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.384% due 01/25/2047		1,624	1,474
GE Capital Commercial Mortgage Corp.
6.070% due 06/10/2038		850	856
Greenpoint Mortgage Funding Trust
0.394% due 10/25/2046		2,143	1,766
0.394% due 01/25/2047		2,454	1,863
Greenpoint Mortgage Pass-Through Certificates
4.826% due 10/25/2033		1,726	1,306
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		500	427
5.444% due 03/10/2039		3,000	2,399
GS Mortgage Securities Corp. II
5.993% due 08/10/2045		7,800	5,917
GSR Mortgage Loan Trust
5.241% due 11/25/2035		3,577	2,787
Harborview Mortgage Loan Trust
0.403% due 01/19/2038		2,111	1,952
5.143% due 07/19/2035		2,350	1,367
HSBC Asset Loan Obligation
5.273% due 09/25/2037		14,849	7,730
Impac Secured Assets CMN Owner Trust
0.394% due 01/25/2037		792	744
Indymac ARM Trust
3.708% due 01/25/2032		13	9
Indymac Index Mortgage Loan Trust
0.404% due 11/25/2046		1,193	1,112
4.317% due 01/25/2036		3,286	1,579
JPMorgan Chase Commercial Mortgage Securities Corp.
5.273% due 02/12/2051		443	446
5.336% due 05/15/2047		3,600	2,770
5.440% due 06/12/2047		1,870	1,413
5.794% due 02/12/2051		2,000	1,500
6.007% due 06/15/2049		400	342
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.399% due 09/15/2021		479	424
Mellon Residential Funding Corp.
0.799% due 06/15/2030		2,604	2,167
Merrill Lynch Countrywide Commercial Mortgage Trust
2.986% due 07/09/2009		6,200	5,585
5.378% due 08/12/2048		600	401
5.485% due 03/12/2051		3,000	2,021
Merrill Lynch Mortgage Investors, Inc.
0.524% due 02/25/2036		1,504	812
MLCC Mortgage Investors, Inc.
0.564% due 11/25/2035		415	287
Morgan Stanley Capital I
0.380% due 10/15/2020		1,020	756
4.970% due 12/15/2041		676	634
5.809% due 12/12/2049		20,600	15,754
6.076% due 06/11/2049		10,125	7,654
Morgan Stanley Dean Witter Capital I
4.920% due 03/12/2035		555	525
Prime Mortgage Trust
0.714% due 02/25/2019		79	75
0.714% due 02/25/2034		451	365
Structured Adjustable Rate Mortgage Loan Trust
5.497% due 07/25/2035		669	458
Structured Asset Mortgage Investments, Inc.
0.444% due 03/25/2037		4,089	1,489
0.563% due 07/19/2035		3,192	2,009
Structured Asset Securities Corp.
4.504% due 10/25/2035		1,865	1,284
4.687% due 02/25/2032		39	34
Thornburg Mortgage Securities Trust
0.424% due 11/25/2046		2,159	1,941
Wachovia Bank Commercial Mortgage Trust
0.409% due 09/15/2021		2,723	1,962
5.308% due 11/15/2048		2,000	1,533
5.342% due 12/15/2043		4,000	2,642
5.678% due 05/15/2046		580	473
WaMu Mortgage Pass-Through Certificates
0.604% due 10/25/2045		749	393
2.540% due 11/25/2042		354	204
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036		3,927	2,779

Total Mortgage-Backed Securities (Cost $152,460)			133,030

ASSET-BACKED SECURITIES 1.3%
Asset-Backed Funding Certificates
0.374% due 11/25/2036		462	442
0.374% due 01/25/2037		894	739
Asset-Backed Securities Corp. Home Equity
0.589% due 09/25/2034		778	502
Bear Stearns Asset-Backed Securities Trust
0.374% due 01/25/2037		3,219	2,611
0.764% due 03/25/2043		199	181
Carrington Mortgage Loan Trust
0.634% due 10/25/2035		878	682
Countrywide Asset-Backed Certificates
0.364% due 07/25/2037		5,421	5,008
0.574% due 05/25/2036		5,429	4,059
0.794% due 12/25/2031		301	131
Credit-Based Asset Servicing & Securitization LLC
0.404% due 12/25/2037		2,886	2,750
First Franklin Mortgage Loan Asset-Backed Certificates
0.364% due 11/25/2036		1,579	1,488
Fremont Home Loan Trust
0.374% due 01/25/2037		1,184	769
GSAMP Trust
0.384% due 12/25/2036		1,807	958
HFC Home Equity Loan Asset-Backed Certificates
0.605% due 01/20/2034		3,184	2,206
HSBC Asset Loan Obligation
0.374% due 12/25/2036		3,458	3,053
HSI Asset Securitization Corp. Trust
0.364% due 12/25/2036		647	392
JPMorgan Mortgage Acquisition Corp.
0.364% due 07/25/2036		1,350	1,280
0.364% due 08/25/2036		237	220
Lehman XS Trust
0.384% due 05/25/2046		4	4
Long Beach Mortgage Loan Trust
0.594% due 10/25/2034		97	62
MBNA Master Credit Card Trust
7.800% due 10/15/2012		200	210
Morgan Stanley ABS Capital I
0.354% due 10/25/2036		438	410
0.364% due 11/25/2036		1,715	1,619
Morgan Stanley Mortgage Loan Trust
0.674% due 04/25/2037		900	328
Option One Mortgage Loan Trust
0.364% due 01/25/2037		833	790
Residential Asset Securities Corp.
0.384% due 11/25/2036		358	353
Securitized Asset-Backed Receivables LLC Trust
0.374% due 12/25/2036		1,394	782
Structured Asset Securities Corp.
0.364% due 10/25/2036		1,203	1,099
Wells Fargo Home Equity Trust
0.364% due 01/25/2037		96	95

Total Asset-Backed Securities (Cost $40,561)			33,223

SOVEREIGN ISSUES 0.1%
China Development Bank Corp.
5.000% due 10/15/2015		600	621
Export-Import Bank of China
4.875% due 07/21/2015		500	521

Total Sovereign Issues (Cost $1,091)			1,142

FOREIGN CURRENCY-DENOMINATED ISSUES 2.0%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	1,900	960
12.500% due 01/05/2022		2,800	1,593
Citigroup Capital XVIII
6.829% due 06/28/2067	GBP	2,700	2,332
Citigroup, Inc.
1.305% due 06/28/2013	EUR	400	469
4.750% due 02/10/2019		2,575	2,459
Countrywide Financial Corp.
1.659% due 11/23/2010		1,700	2,300
5.125% due 02/17/2011	GBP	800	1,293
Fortis Bank Nederland Holding NV
3.000% due 04/17/2012	EUR	900	1,277
General Electric Capital Corp.
5.500% due 09/15/2067		10,500	8,543
KBC Bank Funding Trust II
6.875% due 06/29/2049		3,000	1,599
KeyBank N.A.
1.515% due 11/05/2009		4,200	5,799
KeyCorp
1.444% due 11/22/2010		2,900	3,656
LeasePlan Corp. NV
3.125% due 02/10/2012		2,400	3,415
MUFG Capital Finance 5 Ltd.
6.299% due 01/25/2049	GBP	550	647
SLM Corp.
3.125% due 09/17/2012	EUR	11,558	11,917
SMFG Preferred Capital USD 1 Ltd.
6.164% due 01/29/2049	GBP	300	335
Societe Financement de l’Economie Francaise
2.125% due 05/20/2012	EUR	1,100	1,542
Swedbank AB
3.625% due 12/02/2011		300	435

Total Foreign Currency-Denominated Issues (Cost $54,428)			50,571

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.6%
General Motors Corp.
5.250% due 03/06/2032		260,000	749
Wells Fargo & Co.
7.500% due 12/31/2049		17,900	14,051

Total Convertible Preferred Stocks (Cost $12,564)			14,800

PREFERRED STOCKS 0.4%
Centaur Funding Corp.
9.080% due 04/21/2020		125	101
DG Funding Trust
1.343% due 12/31/2049		1,065	9,212
Northern Rock PLC
8.000% due 12/31/2049		260,000	845

Total Preferred Stocks (Cost $17,965)			10,158

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.6%
REPURCHASE AGREEMENTS 4.0%
Credit Suisse Securities (USA) LLC
0.070% due 07/01/2009		$4,000	4,000
(Dated 06/30/2009. Collateralized by Fannie Mae 6.000% due 05/15/2011 valued at $4,101. Repurchase proceeds are $4,000.)
Goldman Sachs & Co.
0.250% due 07/13/2009		66,000	66,000
(Dated 06/25/2009. Collateralized by Fannie Mae 5.500% due 06/01/2038 valued at $66,548. Repurchase proceeds are $66,000.)
JPMorgan Chase Bank N.A.
0.120% due 07/08/2009		23,336	23,336
(Dated 06/29/2009. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2015 valued at $23,455. Repurchase proceeds are $23,336.)
State Street Bank and Trust Co.
0.010% due 07/01/2009		5,844	5,844
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $5,964. Repurchase proceeds are $5,844.)

			99,180

U.S. TREASURY BILLS 0.1%
0.152% due 07/02/2009 - 09/17/2009 (b)(e)(g)		1,041	1,041

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 0.5%
		1,281,938	12,831

Total Short-Term Instruments (Cost $113,052)			113,052

PURCHASED OPTIONS (i) 0.6% (Cost $4,463)			16,112
Total Investments 132.0% (Cost $3,271,258)			$3,282,216
Written Options (j) (0.0%) (Premiums $347)			(123)
Other Assets and Liabilities (Net) (32.0%)			(795,526)

Net Assets 100.0%			$2,486,567

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Affiliated to the Fund.

(e) Securities with an aggregate market value of $3,498 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(f) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $659,739 at a weighted average interest rate of 0.429%. On June 30, 2009, securities valued at $487,528 were pledged as collateral for reverse repurchase agreements.

(g) Securities with an aggregate market value of $4,162 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	63	$57
90-Day Euribor March Futures	Long	03/2010	110	150
90-Day Eurodollar December Futures	Long	12/2009	1,058	3,733
90-Day Eurodollar December Futures	Long	12/2010	399	(276)
90-Day Eurodollar June Futures	Long	06/2010	351	229
90-Day Eurodollar March Futures	Long	03/2010	442	2,831
90-Day Eurodollar September Futures	Long	09/2009	860	5,300
90-Day Eurodollar September Futures	Long	09/2010	60	142
U.S. Treasury 5-Year Note September Futures	Long	09/2009	76	(120)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	43	293
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	64	(55)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	64	(7)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	31	19
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	33	(43)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	64	(33)

				$12,220

(h) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	2.416%	$1,900	$(100)	$0	$(100)
Brazil Government International Bond	CSFB	3.350%	12/20/2009	0.793%	1,000	13	0	13
CIT Group, Inc.	BCLY	5.650%	03/20/2013	17.180%	8,300	(2,169)	0	(2,169)
Ford Motor Credit Co. LLC	BCLY	5.650%	09/20/2012	10.284%	1,100	(124)	0	(124)
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	10.284%	300	(47)	0	(47)
General Electric Capital Corp.	BCLY	0.770%	06/20/2010	3.927%	200	(6)	0	(6)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	3.944%	200	(7)	0	(7)
General Electric Capital Corp.	BNP	0.940%	12/20/2010	4.048%	200	(9)	0	(9)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	3.900%	900	(18)	0	(18)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	3.900%	600	(12)	0	(12)
General Electric Capital Corp.	CITI	5.000%	06/20/2011	4.022%	4,000	78	(195)	273
General Electric Capital Corp.	CITI	4.000%	12/20/2013	4.336%	2,000	(23)	0	(23)
General Electric Capital Corp.	CITI	4.325%	12/20/2013	4.336%	1,900	1	0	1
General Electric Capital Corp.	DUB	1.070%	09/20/2010	3.944%	300	(10)	0	(10)
General Electric Capital Corp.	DUB	1.500%	09/20/2011	4.219%	900	(50)	0	(50)
General Electric Capital Corp.	DUB	4.900%	12/20/2013	4.336%	1,500	33	0	33
General Electric Capital Corp.	GSC	0.900%	12/20/2010	4.048%	800	(35)	0	(35)
GMAC LLC	BCLY	3.650%	09/20/2012	10.203%	1,000	(160)	0	(160)
GMAC LLC	GSC	3.200%	09/20/2012	10.203%	600	(103)	0	(103)
GMAC LLC	MLP	1.850%	09/20/2009	13.784%	4,200	(109)	0	(109)
Indonesia Government International Bond	RBS	1.310%	12/20/2011	2.930%	800	(30)	0	(30)
JSC Gazprom	JPM	0.970%	10/20/2012	4.963%	400	(46)	0	(46)
JSC Gazprom	JPM	1.020%	10/20/2012	4.963%	400	(45)	0	(45)
JSC Gazprom	JPM	2.170%	02/20/2013	4.938%	1,000	(80)	0	(80)
JSC Gazprom	MSC	2.180%	02/20/2013	4.938%	600	(48)	0	(48)
Mexico Government International Bond	JPM	0.920%	03/20/2016	2.125%	100	(7)	0	(7)
Panama Government International Bond	JPM	0.730%	01/20/2012	1.532%	2,400	(40)	0	(40)
Panama Government International Bond	JPM	1.250%	01/20/2017	2.195%	900	(48)	0	(48)
Panama Government International Bond	MSC	0.750%	01/20/2012	1.532%	1,000	(16)	0	(16)
SLM Corp.	BOA	4.800%	03/20/2013	8.375%	2,500	(250)	0	(250)
SLM Corp.	CITI	4.850%	03/20/2013	8.375%	2,700	(267)	0	(267)
SLM Corp.	DUB	5.000%	09/20/2014	7.854%	100	(10)	(11)	1

						$(3,744)	$(206)	$(3,538)

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 25-35%	CITI	2.144%	06/20/2012	$600	$(137)	$0	$(137)
CDX.HY-8 5-Year Index 25-35%	MLP	1.833%	06/20/2012	1,800	(426)	0	(426)
CDX.HY-8 5-Year Index 25-35%	MLP	2.127%	06/20/2012	500	(115)	0	(115)
CDX.HY-8 5-Year Index 25-35%	MSC	2.080%	06/20/2012	1,800	(415)	0	(415)
CDX.HY-8 5-Year Index 25-35%	MSC	2.170%	06/20/2012	700	(160)	0	(160)
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	7,574	(365)	0	(365)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,855	(233)	0	(233)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,845	(87)	0	(87)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	11,765	142	0	142
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	1,070	4	0	4
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	2,236	8	0	8
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	2,333	19	0	19
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	2,917	17	0	17

					$(1,748)	$0	$(1,748)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	10,300	$498	$(6)	$504
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		1,800	101	0	101
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,200	69	0	69
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	JPM		4,300	85	2	83
Pay	1-Month EUR-FRCPXTOB Index	1.955%	03/28/2012	RBS		400	7	0	7
Pay	1-Month EUR-FRCPXTOB Index	1.960%	03/30/2012	GSC		1,400	26	0	26
Pay	1-Month EUR-FRCPXTOB Index	1.960%	04/05/2012	BCLY		700	12	0	12
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	9,400	6	0	6
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		6,200	10	0	10
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		2,400	5	0	5
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		5,000	64	(9)	73
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		5,000	65	(7)	72
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		8,200	141	8	133
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		3,400	66	3	63
Pay	1-Year BRL-CDI	14.370%	01/04/2010	MLP		3,700	139	0	139
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		11,700	(157)	(211)	54
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		1,100	(5)	0	(5)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		700	(3)	0	(3)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,600	(7)	0	(7)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		10,100	86	0	86
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		12,600	197	(84)	281
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		600	23	4	19
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		2,100	78	8	70
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	3,000	(9)	8	(17)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		68,000	(201)	37	(238)
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS		$326,200	9,733	0	9,733
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		167,500	5,906	(1,648)	7,554
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		138,900	4,899	(411)	5,310
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		4,000	199	146	53
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CSFB		14,500	723	549	174
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		5,700	284	180	104
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		10,500	523	237	286
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		9,200	458	210	248
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	25,000	(87)	202	(289)
Pay	6-Month AUD Bank Bill	5.000%	06/15/2013	DUB		4,700	(97)	18	(115)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	4,500	515	(68)	583
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC	GBP	3,100	117	(32)	149
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		800	89	7	82
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		4,900	547	50	497
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		1,800	203	1	202
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		1,300	171	0	171
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		3,100	409	(3)	412

							$25,888	$(809)	$26,697

(i) Purchased options outstanding on June 30, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$72,200	$772	$2,588
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	49,600	528	1,778
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	19,200	215	688
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	119,100	1,126	4,270
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.600%	07/02/2009	29,900	287	1,216
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	70,200	796	2,517
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	69,900	739	3,055

							$4,463	$16,112

(j) Written options outstanding on June 30, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	$6,000	$25	$5
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	14,500	72	30
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.550%	08/03/2009	20,000	91	27
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	6,000	24	5
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	8,500	37	7
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	3,000	13	2
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	22,500	85	47

							$347	$123

(k) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	07/01/2039	$49,000	$51,016	$51,213
Freddie Mac	5.500%	07/01/2039	38,000	39,232	39,217

				$90,248	$90,430

(l) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	DUB	534	07/2009	$5	$0	$5
Buy		GSC	4,797	07/2009	90	0	90
Buy	BRL	HSBC	18,671	08/2009	577	0	577
Sell		HSBC	2,207	08/2009	0	(113)	(113)
Buy		MLP	8,433	08/2009	352	0	352
Buy	CAD	JPM	3,214	08/2009	0	(171)	(171)
Buy	CNY	BCLY	16,221	07/2009	0	(135)	(135)
Sell		BCLY	9,704	07/2009	0	(65)	(65)
Sell		CITI	27,610	07/2009	0	(104)	(104)
Buy		DUB	59,088	07/2009	0	(482)	(482)
Sell		DUB	45,987	07/2009	0	(171)	(171)
Buy		HSBC	18,184	07/2009	0	(127)	(127)
Sell		HSBC	19,866	07/2009	0	(73)	(73)
Buy		JPM	19,345	07/2009	0	(169)	(169)
Sell		JPM	9,670	07/2009	0	(65)	(65)
Buy		BCLY	5,874	09/2009	11	0	11
Sell		BCLY	14,959	09/2009	0	(54)	(54)
Buy		CITI	3,818	09/2009	9	0	9
Sell		CITI	11,414	09/2009	0	(39)	(39)
Buy		DUB	17,393	09/2009	38	0	38
Buy		HSBC	7,766	09/2009	18	0	18
Sell		HSBC	4,690	09/2009	0	(18)	(18)
Buy		JPM	3,175	09/2009	5	0	5
Sell		JPM	6,963	09/2009	0	(27)	(27)
Buy		BCLY	3,491	03/2010	0	(3)	(3)
Buy		HSBC	3,499	03/2010	0	(1)	(1)
Buy		JPM	21,309	03/2010	0	(10)	(10)
Sell	EUR	BCLY	22,904	07/2009	0	(172)	(172)
Sell		GSC	361	07/2009	0	0	0
Sell	GBP	CITI	9,062	07/2009	0	(888)	(888)
Sell		GSC	160	07/2009	0	(7)	(7)
Buy		MSC	8,865	07/2009	0	(61)	(61)
Buy		RBS	357	07/2009	28	0	28
Sell		MSC	8,865	08/2009	61	0	61
Buy	JPY	BNP	93,360	07/2009	1	0	1
Buy		MSC	93,360	08/2009	0	0	0
Buy	SGD	HSBC	1,866	07/2009	0	(2)	(2)
Sell		HSBC	1,866	07/2009	0	(61)	(61)

					$1,195	$(3,018)	$(1,823)

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$655,405	$1,660	$657,065
U.S. Government Agencies	0	2,117,940	612	2,118,552
Mortgage-Backed Securities	0	131,745	1,285	133,030
Other Investments++	26,882	346,687	0	373,569

Investments, at value	$26,882	$3,251,777	$3,557	$3,282,216

Short Sales, at value	$0	$(90,430)	$0	$(90,430)

Financial Derivative Instruments+++	$12,220	$18,732	$733	$31,685

Total	$39,102	$3,180,079	$4,290	$3,223,471

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$0	$0	$0	$0	$1	$1,659	$1,660
U.S. Government Agencies	625	(10)	0	0	(3)	0	612
Mortgage-Backed Securities	0	(69)	3	0	205	1,146	1,285

Investments, at value	$625	$(79)	$3	$0	$203	$2,805	$3,557

Financial Derivative Instruments+++	$946	$0	$0	$0	$24	$(237)	$733

Total	$1,571	$(79)	$3	$0	$227	$2,568	$4,290

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Unconstrained Bond Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.1%
Daimler Finance North America LLC
4.320% due 08/03/2012		$2,000	$1,862

Total Bank Loan Obligations (Cost $1,827)			1,862

CORPORATE BONDS & NOTES 26.1%
BANKING & FINANCE 16.0%
American Express Bank FSB
5.500% due 04/16/2013		8,500	8,351
6.000% due 09/13/2017		1,600	1,462
American Express Centurion Bank
0.377% due 03/23/2010		600	588
0.471% due 06/12/2012		2,200	2,035
6.000% due 09/13/2017		200	183
American Express Co.
6.150% due 08/28/2017		1,000	924
7.000% due 03/19/2018		1,800	1,751
American Express Credit Corp.
5.875% due 05/02/2013		1,900	1,889
American General Finance Corp.
5.375% due 09/01/2009		1,000	970
6.900% due 12/15/2017		300	163
American International Group, Inc.
4.950% due 03/20/2012		1,100	748
5.600% due 10/18/2016		1,500	812
5.850% due 01/16/2018		300	159
8.175% due 05/15/2058		7,500	2,141
8.250% due 08/15/2018		28,200	16,618
ANZ National International Ltd.
6.200% due 07/19/2013		1,900	1,960
Bank of America Corp.
1.399% due 10/14/2016		1,300	985
5.650% due 05/01/2018		12,200	10,798
6.000% due 09/01/2017		2,825	2,572
7.375% due 05/15/2014		9,000	9,310
Bank of America N.A.
1.162% due 06/23/2010		200	199
Barclays Bank PLC
6.050% due 12/04/2017		19,600	17,023
7.434% due 09/29/2049		200	134
10.179% due 06/12/2021		1,600	1,710
Barnett Capital III
1.652% due 02/01/2027		700	373
Bear Stearns Cos. LLC
5.300% due 10/30/2015		3,020	2,972
7.250% due 02/01/2018		900	950
Block Financial LLC
7.875% due 01/15/2013		2,500	2,711
Capital One Financial Corp.
6.750% due 09/15/2017		100	96
7.375% due 05/23/2014		3,000	3,098
Citigroup Capital XXI
8.300% due 12/21/2077		10,500	8,201
Citigroup, Inc.
4.125% due 02/22/2010		175	175
5.300% due 10/17/2012		500	483
5.500% due 04/11/2013		100	94
6.000% due 08/15/2017		7,800	6,810
6.125% due 11/21/2017		9,680	8,500
6.125% due 05/15/2018		5,900	5,169
8.400% due 04/29/2049 (a)		6,100	4,583
Credit Suisse New York
6.000% due 02/15/2018		100	100
Deutsche Bank AG
4.875% due 05/20/2013		1,800	1,850
6.000% due 09/01/2017		750	766
Ford Motor Credit Co. LLC
7.250% due 10/25/2011		100	87
7.375% due 10/28/2009		3,700	3,669
7.800% due 06/01/2012		50	43
General Electric Capital Corp.
1.357% due 01/08/2016		399	325
5.875% due 01/14/2038		400	317
6.875% due 01/10/2039		8,088	7,293
GMAC LLC
6.625% due 05/15/2012		200	163
6.875% due 09/15/2011		2,800	2,409
7.000% due 02/01/2012		200	166
7.250% due 03/02/2011		5,000	4,539
8.000% due 11/01/2031		1,500	1,029
Goldman Sachs Group, Inc.
0.901% due 06/28/2010		700	696
1.501% due 07/22/2015		600	517
5.350% due 01/15/2016		2,800	2,674
5.750% due 10/01/2016		200	196
6.150% due 04/01/2018		5,100	4,973
6.250% due 09/01/2017		5,215	5,168
HSBC Finance Corp.
1.098% due 06/01/2016		700	536
1.162% due 10/21/2009		100	100
1.166% due 08/09/2011		900	815
5.500% due 01/19/2016		1,400	1,319
International Lease Finance Corp.
1.531% due 01/15/2010		900	836
5.750% due 06/15/2011		2,200	1,825
JPMorgan Chase & Co.
7.900% due 04/29/2049		1,300	1,141
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		1,200	1,170
JPMorgan Chase Capital XXII
6.450% due 01/15/2087		506	405
KeyCorp
6.500% due 05/14/2013		1,000	997
LeasePlan Corp. NV
3.000% due 05/07/2012		3,000	3,014
Lloyds Banking Group PLC
5.920% due 09/29/2049		2,600	923
Macquarie Bank Ltd.
4.100% due 12/17/2013		7,800	8,002
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		2,000	1,909
Merrill Lynch & Co., Inc.
0.996% due 08/14/2009		100	100
5.000% due 02/03/2014		5,000	4,803
5.000% due 01/15/2015		2,300	2,104
6.400% due 08/28/2017		10,000	8,866
6.875% due 04/25/2018		600	556
Morgan Stanley
1.611% due 10/15/2015		300	257
5.550% due 04/27/2017		2,000	1,865
5.950% due 12/28/2017		500	481
6.000% due 04/28/2015		1,900	1,898
6.600% due 04/01/2012		1,000	1,060
National Australia Bank Ltd.
1.424% due 02/08/2010		1,000	1,000
Pearson Dollar Finance Two PLC
6.250% due 05/06/2018		6,000	5,764
Rabobank Nederland NV
11.000% due 12/29/2049		14,500	16,172
RBS Capital Trust III
5.512% due 09/29/2049		300	123
Royal Bank of Scotland Group PLC
2.625% due 05/11/2012		6,300	6,351
6.990% due 10/29/2049		2,745	1,347
7.648% due 08/29/2049		900	446
9.118% due 03/31/2049		5,000	4,076
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		5,400	4,002
SLM Corp.
1.232% due 07/27/2009		1,800	1,792
1.322% due 10/25/2011		500	405
Swedbank AB
3.000% due 12/22/2011		4,000	4,092
TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		4,000	3,550
7.700% due 08/07/2013		100	96
UBS AG
1.530% due 06/19/2010		2,400	2,365
5.750% due 04/25/2018		250	228
Wachovia Bank N.A.
0.959% due 03/15/2016		900	712
Wachovia Corp.
1.218% due 08/01/2013		4,000	3,595
5.300% due 10/15/2011		1,000	1,043
Wells Fargo Bank N.A.
1.064% due 05/16/2016		500	379
4.750% due 02/09/2015		1,000	950

			268,150

INDUSTRIALS 7.8%
Aetna, Inc.
6.500% due 09/15/2018		500	502
Alcoa, Inc.
5.870% due 02/23/2022		1,700	1,338
Altria Group, Inc.
9.700% due 11/10/2018		9,100	10,449
American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019 (b)		3,000	3,000
Avnet, Inc.
6.625% due 09/15/2016		1,600	1,502
Black & Decker Corp.
8.950% due 04/15/2014		4,600	5,050
Boston Scientific Corp.
6.000% due 06/15/2011		100	100
Cardinal Health, Inc.
1.462% due 10/02/2009		300	299
CBS Corp.
8.875% due 05/15/2019		5,000	4,881
Centex Corp.
5.700% due 05/15/2014		1,000	913
CODELCO, Inc.
5.625% due 09/21/2035		3,000	2,744
Con-way, Inc.
7.250% due 01/15/2018		2,500	2,122
CVS Caremark Corp.
0.968% due 06/01/2010		950	944
Daimler Finance North America LLC
5.750% due 09/08/2011		400	408
7.200% due 09/01/2009		300	301
8.500% due 01/18/2031		2,000	2,107
DR Horton, Inc.
5.625% due 01/15/2016		2,500	2,063
Gaz Capital S.A.
6.212% due 11/22/2016		4,000	3,440
General Electric Co.
5.250% due 12/06/2017		9,000	8,853
General Motors Corp.
8.800% due 03/01/2021 (a)		300	38
Hewlett-Packard Co.
2.250% due 05/27/2011		2,600	2,610
International Business Machines Corp.
1.652% due 07/28/2011		300	302
KB Home
5.875% due 01/15/2015		1,200	1,020
7.250% due 06/15/2018		1,300	1,125
Kraft Foods, Inc.
5.625% due 11/01/2011		100	106
Kroger Co.
6.400% due 08/15/2017		500	531
Macy’s Retail Holdings, Inc.
5.900% due 12/01/2016		7,600	6,200
Masco Corp.
6.125% due 10/03/2016		5,000	4,204
McKesson Corp.
7.500% due 02/15/2019		5,000	5,641
Nabors Industries, Inc.
6.150% due 02/15/2018		2,500	2,404
Newell Rubbermaid, Inc.
10.600% due 04/15/2019		3,400	3,916
Nordstrom, Inc.
6.250% due 01/15/2018		5,000	4,921
Pemex Project Funding Master Trust
5.750% due 03/01/2018		9,700	8,973
PepsiCo, Inc.
7.900% due 11/01/2018		1,500	1,828
Reynolds American, Inc.
1.329% due 06/15/2011		400	374
Roche Holdings, Inc.
2.661% due 02/25/2011		4,300	4,350
RPM International, Inc.
6.500% due 02/15/2018		4,000	3,637
RR Donnelley & Sons Co.
5.625% due 01/15/2012		2,000	1,933
6.125% due 01/15/2017		5,000	4,405
Staples, Inc.
9.750% due 01/15/2014		6,000	6,710
Suncor Energy, Inc.
6.850% due 06/01/2039		200	197
Talisman Energy, Inc.
7.750% due 06/01/2019		4,000	4,438
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		1,400	1,282
Tennessee Gas Pipeline Co.
8.000% due 02/01/2016		2,500	2,631
Whirlpool Corp.
8.600% due 05/01/2014		5,000	5,230
Williams Cos., Inc.
6.375% due 10/01/2010		200	200

			130,222

UTILITIES 2.3%
AT&T, Inc.
5.500% due 02/01/2018		100	100
British Telecommunications PLC
5.950% due 01/15/2018		800	722
EDF S.A.
6.500% due 01/26/2019		1,500	1,646
Embarq Corp.
6.738% due 06/01/2013		600	606
7.082% due 06/01/2016		3,000	2,934
Enel Finance International S.A.
6.250% due 09/15/2017		200	209
Sempra Energy
6.500% due 06/01/2016		7,000	7,316
Verizon Wireless Capital LLC
3.750% due 05/20/2011		25,100	25,629

			39,162

Total Corporate Bonds & Notes (Cost $410,974)			437,534

MUNICIPAL BONDS & NOTES 5.9%
ARIZONA 0.0%
Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, Series 2008
5.000% due 07/01/2038		200	201

ARKANSAS 0.1%
University of Arkansas Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 11/01/2037		1,800	1,784

CALIFORNIA 1.9%
California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032		2,300	1,980
California State General Obligation Bonds, Series 2009
7.500% due 04/01/2034		3,600	3,295
7.550% due 04/01/2039		15,400	14,035
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033		900	604
San Diego County, California Water Authority Certificates of Participation Bonds, (MBIA Insured), Series 2002
5.000% due 05/01/2028		2,200	2,202
San Francisco, California City & County Airports Commission Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 05/01/2032		100	87
Santa Clara County, California Financing Authority Revenue Bonds, Series 2008
5.250% due 05/15/2036		10,000	9,476

			31,679

COLORADO 0.0%
Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2006
5.000% due 09/01/2036		200	196

FLORIDA 0.3%
Austin Trust Various States Revenue Bonds, (FSA Insured), Series 2008
7.578% due 10/01/2041		150	126
Florida State Turnpike Authority Revenue Bonds, Series 2009
6.800% due 07/01/2039 (b)		5,000	5,047

			5,173

ILLINOIS 1.4%
Chicago, Illinois Board of Education General Obligation Bonds, Series 2008
5.250% due 12/01/2026		1,400	1,410
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2032		700	651
Chicago, Illinois Revenue Bonds, (AGC Insured), Series 2008
5.000% due 01/01/2038		11,200	11,000
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040		10,000	10,701
Illinois State Finance Authority Revenue Bonds, (MBIA Insured), Series 1997
0.000% due 01/01/2019		350	302

			24,064

INDIANA 0.2%
Indiana State Finance Authority Revenue Bonds, Series 2009
6.596% due 02/01/2039		3,500	3,556

MASSACHUSETTS 0.0%
Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
0.000% due 07/01/2020		450	384

MICHIGAN 0.1%
University of Michigan Revenue Bonds, Series 2009
5.435% due 04/01/2020		1,500	1,547

NEVADA 0.1%
Clark County, Nevada General Obligation Bonds, Series 2008
5.000% due 06/01/2038		1,500	1,347

NEW YORK 0.7%
New York State Counties Tobacco Trust II Revenue Bonds, Series 2001
5.625% due 06/01/2035		2,995	2,248
5.750% due 06/01/2043		4,600	3,315
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2038		1,900	1,863
New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.847% due 06/15/2031		100	106
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2009
5.859% due 12/01/2024 (b)		4,100	4,200

			11,732

OHIO 0.3%
Cincinnati, Ohio City School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2006
5.250% due 12/01/2018		3,680	4,114
Ohio State Housing Finance Agency Revenue Bonds, (GNMA/FNMA Insured), Series 2007
6.036% due 09/01/2017		185	180

			4,294

TEXAS 0.4%
Texas State General Obligation Bonds, Series 2007
5.000% due 04/01/2037		2,800	2,796
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037		3,700	3,524
Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
9.798% due 02/15/2031		100	113
Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.813% due 02/01/2027		100	109
9.902% due 10/01/2031		170	189

			6,731

VIRGINIA 0.3%
Upper Occoquan, Virginia Sewage Authority Revenue Bonds, Series 2007
4.750% due 07/01/2034		4,900	4,850

WASHINGTON 0.1%
Seattle, Washington General Obligation Bonds, Series 2007
5.000% due 10/01/2019		1,000	1,110

WISCONSIN 0.0%
Wisconsin State Public Power, Inc. Revenue Bonds, (FSA Insured), Series 2008
5.000% due 07/01/2037		200	196

Total Municipal Bonds & Notes (Cost $98,852)			98,844

U.S. GOVERNMENT AGENCIES 41.7%
Fannie Mae
0.374% due 12/25/2036		612	552
0.414% due 01/25/2021		133	131
0.444% due 03/25/2036		386	334
0.514% due 10/27/2037		400	364
0.664% due 09/25/2042		131	122
1.214% due 04/25/2032		11	11
1.625% due 11/25/2023		168	170
2.638% due 03/01/2044 - 09/01/2044		929	924
3.500% due 07/01/2039		15,000	14,020
4.000% due 05/01/2024 - 06/01/2024		10,000	10,014
4.287% due 11/01/2034		692	700
4.478% due 05/01/2035		882	913
4.532% due 09/01/2031		13	14
5.000% due 07/25/2019 - 10/01/2020		293	305
5.083% due 06/01/2035		654	683
5.493% due 12/01/2035		39	40
5.500% due 07/01/2024 - 01/01/2039		262,708	271,893
5.500% due 09/01/2037 - 09/01/2038 (i)		61,794	63,869
6.000% due 12/01/2009 - 07/01/2039		80,904	84,748
6.500% due 08/01/2029 - 07/01/2039		39,700	42,280
Federal Housing Administration
7.430% due 07/01/2018 - 02/01/2023		51	51
Freddie Mac
0.519% due 10/15/2020		55	54
0.888% due 02/01/2011 (f)		1,991	1,988
1.268% due 04/01/2011 (f)		321	322
1.325% due 10/15/2020		5	5
2.638% due 10/25/2044		46	45
2.838% due 07/25/2044		723	716
4.500% due 10/15/2019		30	30
5.000% due 04/15/2018 - 11/15/2021		155	159
5.500% due 06/01/2036 - 03/01/2039		44,619	46,117
6.500% due 10/25/2043		204	217
Ginnie Mae
5.000% due 07/01/2039		2,091	2,131
6.000% due 12/15/2028 - 07/01/2039		101,335	105,689
6.500% due 08/15/2036 - 07/01/2039		37,594	39,933
Overseas Private Investment Corp.
0.000% due 09/20/2013		852	895
Residual Funding Strip
0.000% due 10/15/2019		12,600	8,004

Total U.S. Government Agencies (Cost $693,396)			698,443

U.S. TREASURY OBLIGATIONS 4.4%
Treasury Inflation Protected Securities (d)
1.625% due 01/15/2015		18,984	18,888
1.625% due 01/15/2018 (f)		12,213	12,084
2.125% due 01/15/2019 (h)		13,796	14,236
2.500% due 07/15/2016		21,116	22,152
2.625% due 07/15/2017		1,543	1,643
U.S. Treasury Bonds
7.250% due 08/15/2022		100	131
U.S. Treasury Notes
0.875% due 05/31/2011		1,340	1,336
0.875% due 04/30/2011 (i)		2,705	2,698

Total U.S. Treasury Obligations (Cost $72,726)			73,168

MORTGAGE-BACKED SECURITIES 2.1%
American Home Mortgage Assets
0.524% due 10/25/2046		285	93
American Home Mortgage Investment Trust
4.390% due 02/25/2045		3,532	2,784
5.660% due 09/25/2045		1,986	1,217
Banc of America Commercial Mortgage, Inc.
5.421% due 04/10/2049		748	759
Banc of America Mortgage Securities, Inc.
4.373% due 01/25/2035		1,255	1,016
5.000% due 05/25/2034		39	38
Bear Stearns Adjustable Rate Mortgage Trust
2.264% due 03/25/2035		87	75
2.500% due 08/25/2035		223	195
2.900% due 03/25/2035		366	317
4.248% due 05/25/2034		23	18
4.271% due 04/25/2034		619	532
4.550% due 08/25/2035		158	140
4.625% due 10/25/2035		262	207
4.808% due 11/25/2034		36	30
5.457% due 05/25/2047		94	55
Bear Stearns Alt-A Trust
0.514% due 02/25/2034		291	81
4.787% due 08/25/2036		50	22
5.490% due 09/25/2035		94	51
5.673% due 11/25/2036		187	95
5.738% due 01/25/2036		5,448	2,727
Bear Stearns Structured Products, Inc.
5.644% due 01/26/2036		77	43
Chase Mortgage Finance Corp.
4.595% due 02/25/2037		2,205	1,997
4.747% due 02/25/2037		244	209
4.826% due 02/25/2037		1,339	1,123
Chaseflex Trust
0.774% due 07/25/2037		1,299	526
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		122	97
4.748% due 08/25/2035		104	83
5.637% due 11/25/2036		3,116	1,504
5.994% due 09/25/2037		374	203
Countrywide Alternative Loan Trust
0.395% due 09/20/2046		130	127
0.465% due 05/20/2046		57	48
0.474% due 02/25/2047		736	278
0.494% due 05/25/2047		309	116
0.495% due 02/20/2047		964	375
0.504% due 11/25/2046		528	205
0.510% due 12/20/2046		385	154
0.594% due 02/25/2037		815	371
2.340% due 02/25/2036		41	19
5.500% due 03/25/2036		245	180
6.500% due 06/25/2036		376	187
Countrywide Home Loan Mortgage Pass-Through Trust
0.634% due 03/25/2035		317	141
0.694% due 09/25/2034		23	11
4.543% due 08/25/2034		10	6
4.620% due 08/25/2034		123	98
4.786% due 11/25/2034		32	24
5.250% due 02/20/2036		398	238
5.781% due 09/20/2036		605	278
CS First Boston Mortgage Securities Corp.
4.214% due 08/25/2033		41	36
6.500% due 04/25/2033		3	3
Downey Savings & Loan Association Mortgage Loan Trust
0.573% due 08/19/2045		80	35
3.472% due 07/19/2044		10	6
First Horizon Asset Securities, Inc.
4.742% due 12/25/2033		18	15
First Republic Mortgage Loan Trust
0.669% due 11/15/2031		33	26
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		29	29
Greenpoint Mortgage Funding Trust
0.394% due 10/25/2046		233	192
0.394% due 01/25/2047		467	355
GSR Mortgage Loan Trust
4.535% due 03/25/2033		16	15
Harborview Mortgage Loan Trust
0.403% due 01/19/2038		68	63
0.503% due 01/19/2038		4,219	1,804
0.533% due 05/19/2035		408	183
0.553% due 03/19/2036		413	175
4.353% due 05/19/2033		37	32
Impac Secured Assets CMN Owner Trust
0.394% due 01/25/2037		21	20
Indymac Index Mortgage Loan Trust
0.404% due 11/25/2046		133	124
JPMorgan Mortgage Trust
4.773% due 07/25/2035		260	209
5.009% due 07/25/2035		286	219
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.399% due 09/15/2021		22	19
MASTR Asset Securitization Trust
5.500% due 09/25/2033		146	139
Mellon Residential Funding Corp.
0.669% due 11/15/2031		175	127
0.759% due 12/15/2030		102	83
Merrill Lynch Mortgage Investors, Inc.
0.524% due 02/25/2036		295	159
MLCC Mortgage Investors, Inc.
0.564% due 11/25/2035		437	291
4.250% due 10/25/2035		117	95
Morgan Stanley Mortgage Loan Trust
4.579% due 08/25/2034		167	117
5.380% due 06/25/2036		273	224
Residential Accredit Loans, Inc.
0.414% due 09/25/2046		263	206
0.564% due 02/25/2036		1,033	408
0.614% due 08/25/2035		238	109
Structured Adjustable Rate Mortgage Loan Trust
2.610% due 01/25/2035		63	27
4.026% due 04/25/2034		23	19
4.802% due 02/25/2034		18	14
5.199% due 09/25/2034		44	38
5.516% due 08/25/2035		101	66
Structured Asset Mortgage Investments, Inc.
0.384% due 08/25/2036		148	142
0.414% due 09/25/2047		37	35
0.504% due 07/25/2046		282	118
0.534% due 05/25/2036		1,575	625
0.594% due 02/25/2036		312	143
0.663% due 03/19/2034		17	11
Structured Asset Securities Corp.
0.364% due 05/25/2036		15	14
4.504% due 10/25/2035		37	25
5.000% due 12/25/2034		20	19
TBW Mortgage-Backed Pass-Through Certificates
0.414% due 09/25/2036		12	12
0.424% due 01/25/2037		42	38
Thornburg Mortgage Securities Trust
0.414% due 03/25/2037		292	255
0.434% due 09/25/2046		485	446
0.444% due 06/25/2037		71	62
Wachovia Bank Commercial Mortgage Trust
0.409% due 09/15/2021		199	144
5.308% due 11/15/2048		900	690
WaMu Mortgage Pass-Through Certificates
0.584% due 12/25/2045		63	30
0.634% due 07/25/2045		46	22
0.854% due 12/25/2027		27	20
2.070% due 01/25/2047		145	64
2.139% due 02/25/2047		286	115
2.150% due 12/25/2046		754	325
2.320% due 06/25/2046		923	421
2.540% due 11/25/2042		13	8
2.840% due 11/25/2046		302	198
2.909% due 06/25/2033		11	9
3.127% due 09/25/2046		67	29
3.127% due 10/25/2046		484	217
3.766% due 03/25/2033		55	44
4.435% due 10/25/2034		1,570	1,324
5.239% due 01/25/2036		3,560	2,127
5.394% due 02/25/2037		278	165
Wells Fargo Mortgage-Backed Securities Trust
3.581% due 09/25/2034		3,822	1,204
4.121% due 07/25/2035		71	64
4.567% due 12/25/2034		1,326	1,167
4.612% due 06/25/2035		396	348
4.697% due 12/25/2033		41	36

Total Mortgage-Backed Securities (Cost $30,266)			35,491

ASSET-BACKED SECURITIES 0.9%
Accredited Mortgage Loan Trust
0.364% due 02/25/2037		30	27
ACE Securities Corp.
0.364% due 07/25/2036		7	7
0.464% due 12/25/2035		30	30
Amortizing Residential Collateral Trust
1.014% due 10/25/2031		1,082	666
Argent Securities, Inc.
0.364% due 10/25/2036		13	13
0.514% due 10/25/2035		108	90
Asset-Backed Funding Certificates
0.374% due 10/25/2036		26	26
0.374% due 11/25/2036		13	12
0.664% due 06/25/2034		388	191
Asset-Backed Securities Corp. Home Equity
0.364% due 12/25/2036		20	18
Bear Stearns Asset-Backed Securities Trust
0.364% due 11/25/2036		51	45
0.644% due 01/25/2036		118	108
0.664% due 09/25/2034		75	69
0.764% due 03/25/2043		3	3
0.814% due 11/25/2042		33	24
5.500% due 08/25/2036		3,119	1,745
Bear Stearns Second Lien Trust
0.534% due 12/25/2036		508	214
Carrington Mortgage Loan Trust
0.364% due 12/25/2036		44	32
0.364% due 01/25/2037		316	263
0.414% due 06/25/2037		172	137
0.474% due 01/25/2036		180	170
Chase Issuance Trust
2.129% due 09/15/2015		500	500
Citigroup Mortgage Loan Trust, Inc.
0.374% due 05/25/2037		56	45
0.414% due 10/25/2036		451	423
Countrywide Asset-Backed Certificates
0.364% due 05/25/2037		105	100
0.364% due 12/25/2046		4	4
0.364% due 03/25/2047		53	51
0.424% due 10/25/2046		142	134
0.474% due 02/25/2036		6	5
0.654% due 12/25/2036		394	229
0.794% due 12/25/2031		3	1
Credit-Based Asset Servicing & Securitization LLC
5.844% due 04/25/2037		106	88
6.280% due 05/25/2035		2,600	1,581
First NLC Trust
0.384% due 08/25/2037		57	36
Fremont Home Loan Trust
0.364% due 10/25/2036		18	11
0.374% due 01/25/2037		72	47
GSAMP Trust
0.354% due 10/25/2046		60	57
0.604% due 03/25/2034		7	7
HFC Home Equity Loan Asset-Backed Certificates
0.385% due 03/20/2036		8	8
Home Equity Mortgage Trust
5.367% due 07/25/2036		488	96
HSI Asset Securitization Corp. Trust
0.364% due 10/25/2036		96	57
Indymac Residential Asset-Backed Trust
0.364% due 11/25/2036		12	12
0.374% due 04/25/2037		15	14
JPMorgan Mortgage Acquisition Corp.
0.364% due 07/25/2036		58	55
0.364% due 08/25/2036		68	63
0.374% due 03/25/2047		49	35
0.377% due 11/25/2036		44	42
0.394% due 08/25/2036		29	27
Lehman XS Trust
0.464% due 04/25/2037		238	159
Long Beach Mortgage Loan Trust
0.354% due 11/25/2036		11	10
0.494% due 08/25/2035		14	14
0.594% due 10/25/2034		441	282
MASTR Asset-Backed Securities Trust
0.364% due 11/25/2036		67	55
0.374% due 11/25/2036		240	223
0.424% due 02/25/2036		61	59
Merrill Lynch Mortgage Investors, Inc.
0.384% due 08/25/2036		3	3
Morgan Stanley ABS Capital I
0.364% due 09/25/2036		61	59
0.424% due 10/25/2036		1,600	758
Morgan Stanley IXIS Real Estate Capital Trust
0.364% due 11/25/2036		15	14
Nationstar Home Mortgage LLC
3.814% due 07/25/2034		251	44
Nomura Asset Acceptance Corp.
0.454% due 01/25/2036		10	9
Option One Mortgage Loan Trust
0.354% due 02/25/2037		2	2
0.444% due 07/25/2037		800	302
Park Place Securities, Inc.
0.574% due 09/25/2035		46	30
Residential Asset Mortgage Products, Inc.
0.394% due 10/25/2036		65	65
Residential Asset Securities Corp.
0.384% due 11/25/2036		58	57
0.394% due 10/25/2036		10	10
Saxon Asset Securities Trust
0.374% due 10/25/2046		60	58
SBI HELOC Trust
0.484% due 08/25/2036		161	145
Securitized Asset-Backed Receivables LLC Trust
0.364% due 09/25/2036		44	39
0.444% due 05/25/2037		743	463
SLC Student Loan Trust
0.863% due 02/15/2015		67	67
SLM Student Loan Trust
1.092% due 10/25/2016		82	82
2.392% due 01/25/2018		3,525	3,541
2.592% due 04/25/2023		393	401
Soundview Home Equity Loan Trust
0.374% due 11/25/2036		122	66
0.394% due 06/25/2037		47	38
Specialty Underwriting & Residential Finance
0.359% due 11/25/2037		9	9
Structured Asset Investment Loan Trust
0.364% due 07/25/2036		15	14
Structured Asset Securities Corp.
0.364% due 10/25/2036		102	93
0.604% due 01/25/2033		13	9
USAA Auto Owner Trust
4.980% due 10/15/2012		525	544
Wells Fargo Home Equity Trust
0.364% due 01/25/2037		3	3
0.544% due 10/25/2035		93	88
0.554% due 11/25/2035		27	27

Total Asset-Backed Securities (Cost $14,651)			15,460

SOVEREIGN ISSUES 0.2%
Mexico Government International Bond
5.950% due 03/19/2019		4,000	4,060

Total Sovereign Issues (Cost $3,992)			4,060

FOREIGN CURRENCY-DENOMINATED ISSUES 1.3%
American International Group, Inc.
8.625% due 05/22/2038	GBP	200	79
ASIF II
5.375% due 12/07/2009		300	474
ASIF III Jersey Ltd.
0.950% due 07/15/2009	JPY	205,000	2,096
Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049	EUR	100	76
CIT Group, Inc.
4.250% due 09/22/2011		900	884
Citigroup, Inc.
1.305% due 06/28/2013		100	117
1.614% due 01/16/2012	GBP	1,300	1,885
Fortis Bank Nederland Holding NV
1.737% due 06/10/2011	EUR	3,700	5,181
Goldman Sachs Group, Inc.
4.750% due 01/28/2014		30	41
5.375% due 02/15/2013		200	284
Lloyds TSB Bank PLC
1.418% due 06/09/2011		2,900	4,051
4.385% due 05/29/2049		500	354
Merrill Lynch & Co., Inc.
1.570% due 05/30/2014		300	341
Morgan Stanley
3.537% due 03/01/2013	AUD	3,900	2,716
Province of Ontario Canada
4.700% due 06/02/2037	CAD	500	422
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	600	290
SLM Corp.
4.750% due 03/17/2014		1,200	1,220
Societe Generale
4.196% due 01/29/2049		100	74
UBS AG
4.280% due 04/29/2049		500	309

Total Foreign Currency-Denominated Issues (Cost $20,242)			20,894

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.2%
American International Group, Inc.
8.500% due 08/01/2011		74,900	713
Wells Fargo & Co.
7.500% due 12/31/2049		3,600	2,826

Total Convertible Preferred Stocks (Cost $3,085)			3,539

PREFERRED STOCKS 0.0%
Fannie Mae
8.250% due 12/31/2049		1,000	1

Total Preferred Stocks (Cost $1)			1

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 25.1%
REPURCHASE AGREEMENTS 1.3%
Barclays Capital, Inc.
0.020% due 07/01/2009		$13,000	13,000
(Dated 06/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2016 valued at $13,458. Repurchase proceeds are $13,000.)
JPMorgan Chase Bank N.A.
0.090% due 07/01/2009		7,700	7,700
(Dated 06/30/2009. Collateralized by Freddie Mac 6.875% due 09/15/2010 valued at $7,862. Repurchase proceeds are $7,700.)
State Street Bank and Trust Co.
0.010% due 07/01/2009		1,142	1,142
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $1,165. Repurchase proceeds are $1,142.)

			21,842

U.S. TREASURY BILLS 0.2%
0.117% due 07/02/2009 - 07/30/2009 (c)(f)(g)(i)		2,916	2,916

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (e) 23.6%
		39,482,764	395,183

Total Short-Term Instruments (Cost $419,937)			419,941

Total Investments 108.0% (Cost $1,769,949)			$1,809,237
Written Options (k) (0.0%) (Premiums $210)			(106)
Other Assets and Liabilities (Net) (8.0%)			(134,632)

Net Assets 100.0%			$1,674,499

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) When-Issued security.

(c) Coupon represents a weighted average rate.

(d) Principal amount of security is adjusted for inflation.

(e) Affiliated to the Fund.

(f) Securities with an aggregate market value of $3,121 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(g) Securities with an aggregate market value of $2,010 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2009.

(h) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $6,060 at a weighted average interest rate of 0.420%. On June 30, 2009, securities valued at $6,145 were pledged as collateral for reverse repurchase agreements.

(i) Securities with an aggregate market value of $4,075 and cash of $1,443 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2010	236	$314
90-Day Euribor September Futures	Long	09/2010	840	588
90-Day Eurodollar December Futures	Long	12/2009	1,084	1,097
90-Day Eurodollar March Futures	Long	03/2010	1,578	1,544
Euro-Bobl September Futures	Long	09/2009	232	289
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	82	407
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	139	(121)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	177	(11)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	981	22

				$4,129

(j) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Aetna, Inc.	JPM	(0.930%)	09/20/2018	0.740%		$500	$(7)	$0	$(7)
Alcoa, Inc.	BOA	(1.510%)	12/20/2018	4.083%		1,700	269	0	269
Altria Group, Inc.	BNP	(1.000%)	12/20/2018	1.040%		4,100	12	(66)	78
Altria Group, Inc.	BNP	(1.300%)	12/20/2018	1.080%		5,000	(87)	0	(87)
Avnet, Inc.	DUB	(1.000%)	09/20/2016	1.250%		1,600	20	29	(9)
Black & Decker Corp.	BOA	(2.250%)	06/20/2014	1.650%		4,600	(126)	0	(126)
Block Financial LLC	JPM	(1.270%)	03/20/2013	0.709%		2,500	(51)	0	(51)
BNP Paribas	JPM	(0.660%)	03/20/2014	0.676%		10,000	6	0	6
British Telecommunications PLC	MSC	(1.360%)	03/20/2018	1.788%		800	23	0	23
Capital One Financial Corp.	JPM	(1.000%)	06/20/2014	2.078%		3,000	140	135	5
CBS Corp.	BCLY	(1.000%)	06/20/2019	2.691%		5,000	595	456	139
Centex Corp.	GSC	(1.000%)	06/20/2014	1.590%		1,000	26	14	12
Con-way, Inc.	JPM	(3.750%)	03/20/2018	2.227%		2,500	(255)	0	(255)
Devon Energy Corp.	BCLY	(1.050%)	03/20/2014	0.582%		20,000	(422)	0	(422)
DR Horton, Inc.	BNP	(1.000%)	03/20/2016	2.570%		2,500	211	163	48
Embarq Corp.	DUB	(1.000%)	06/20/2016	1.054%		3,000	9	(47)	56
Ingersoll-Rand Co.	BCLY	(0.400%)	09/20/2013	0.746%		1,200	16	0	16
Jones Apparel Group, Inc.	BCLY	(5.000%)	06/20/2014	3.968%		15,000	(649)	(153)	(496)
KB Home	BNP	(1.000%)	03/20/2015	3.036%		1,200	115	50	65
KB Home	BOA	(1.000%)	06/20/2018	2.810%		1,300	154	63	91
Kroger Co.	DUB	(0.775%)	09/20/2017	0.821%		500	2	0	2
Macy’s Retail Holdings, Inc.	RBS	(1.000%)	12/20/2016	3.556%		7,600	1,064	359	705
Marsh & McLennan Cos., Inc.	DUB	(1.000%)	09/20/2015	0.531%		2,000	(53)	(46)	(7)
Masco Corp.	UBS	(4.650%)	12/20/2016	3.379%		5,000	(358)	0	(358)
McKesson Corp.	BOA	(0.640%)	03/20/2019	0.338%		5,000	(126)	0	(126)
Nabors Industries, Inc.	CITI	(1.000%)	03/20/2018	1.331%		2,500	58	22	36
Newell Rubbermaid, Inc.	BOA	(2.710%)	06/20/2019	1.531%		3,400	(310)	0	(310)
Nordstrom, Inc.	BOA	(5.190%)	03/20/2018	2.066%		5,000	(1,060)	0	(1,060)
Pearson Dollar Finance Two PLC	BCLY	(0.770%)	06/20/2018	0.560%		6,000	(98)	0	(98)
RPM International, Inc.	GSC	(1.000%)	03/20/2018	1.871%		4,000	237	59	178
RR Donnelley & Sons Co.	CITI	(4.030%)	03/20/2012	3.365%		2,000	(36)	0	(36)
RR Donnelley & Sons Co.	DUB	(3.250%)	03/20/2017	3.383%		5,000	34	0	34
Sara Lee Corp.	BNP	(0.640%)	09/20/2013	0.349%		1,200	(14)	0	(14)
Sempra Energy	BCLY	(1.100%)	03/20/2014	0.987%		16,100	(84)	0	(84)
Sempra Energy	CITI	(1.000%)	06/20/2016	0.937%		7,000	(29)	(89)	60
Staples, Inc.	BOA	(3.750%)	03/20/2014	1.294%		6,000	(647)	0	(647)
Talisman Energy Inc.	BOA	(1.000%)	06/20/2019	0.901%		4,000	(33)	48	(81)
Tate & Lyle International Finance PLC	BCLY	(1.150%)	06/20/2016	1.520%		1,400	30	0	30
UBS Warburg LLC	BCLY	(2.350%)	03/20/2014	1.256%	EUR	800	(54)	0	(54)
Whirlpool Corp.	CITI	(1.000%)	06/20/2014	2.500%		$5,000	321	354	(33)
Wyeth	BCLY	(0.390%)	09/20/2013	0.323%		1,000	(3)	0	(3)

							$(1,160)	$1,351	$(2,511)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CIT Group, Inc.	JPM	5.000%	12/20/2009	19.378%	$100	$(7)	$(13)	$6
CIT Group, Inc.	JPM	5.000%	06/20/2010	20.166%	900	(115)	(166)	51
Exxon Mobil Corp.	BCLY	0.970%	03/20/2014	0.375%	20,000	539	0	539
General Electric Capital Corp.	DUB	4.700%	12/20/2013	4.336%	4,000	59	0	59

						$476	$(179)	$655

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.IG-12 5-Year Index	DUB	(1.000%)	06/20/2014	$72,400	$1,028	$1,243	$(215)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AAA 06-2 Index	CSFB	0.110%	05/25/2046	$584	$(235)	$(222)	$(13)
ABX.HE AAA 07-1 Index	BCLY	0.090%	08/25/2037	2,100	(1,462)	(1,355)	(107)
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	800	(557)	(516)	(41)
CDX.IG-7 10-Year Index	GSC	0.650%	12/20/2016	583	(35)	(46)	11

					$(2,289)	$(2,139)	$(150)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	BCLY		$4,200	$212	$282	$(70)
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS		48,000	1,477	517	960
Pay	3-Month USD-LIBOR	3.100%	05/27/2016	BCLY		27,600	(451)	0	(451)
Pay	6-Month GBP-LIBOR	5.000%	03/18/2011	CITI	GBP	1,500	138	(19)	157
Pay	6-Month GBP-LIBOR	5.000%	03/18/2011	DUB		1,400	129	(20)	149

							$1,505	$760	$745

(k) Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$120.000	08/21/2009	3	$1	$1
Put - CBOT U.S. Treasury 10-Year Note September Futures	112.000	08/21/2009	3	1	2
Put - CME 90-Day Eurodollar December Futures	98.625	12/14/2009	123	43	33
Put - CME 90-Day Eurodollar September Futures	98.500	09/14/2009	112	35	5

				$80	$41

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	2.950%	12/15/2009	$1,300	$9	$4
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	11,800	41	24
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.950%	12/15/2009	12,900	80	37

							$130	$65

(l) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	07/01/2024	$5,000	$5,112	$5,174
Fannie Mae	5.000%	07/01/2039	300	301	305
Fannie Mae	5.500%	07/01/2039	227,000	232,668	234,271
Fannie Mae	6.000%	07/01/2039	75,900	79,005	79,327
Ginnie Mae	5.500%	07/01/2039	3,400	3,460	3,509
Ginnie Mae	6.000%	07/01/2039	86,000	89,321	89,615
Ginnie Mae	6.500%	07/01/2039	15,000	15,914	15,917

				$425,781	$428,118

(m) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	GSC	3,333	07/2009	$0	$(62)	$(62)
Buy	BRL	GSC	16,822	08/2009	9	0	9
Buy		HSBC	32,166	08/2009	87	0	87
Sell		HSBC	25,630	08/2009	0	(173)	(173)
Buy		MLP	25,630	08/2009	790	0	790
Sell	CNY	CITI	111	07/2009	0	0	0
Buy		DUB	310	07/2009	0	(3)	(3)
Sell		DUB	209	07/2009	0	0	0
Buy		HSBC	97	07/2009	0	(1)	(1)
Sell		JPM	87	07/2009	0	0	0
Buy		CITI	111	09/2009	0	0	0
Buy		DUB	87	09/2009	0	0	0
Buy		JPM	87	09/2009	0	0	0
Buy		DUB	121	03/2010	0	0	0
Buy		BCLY	122,573	06/2010	0	(88)	(88)
Buy		CITI	46,898	06/2010	0	(39)	(39)
Buy		DUB	36,835	06/2010	0	(28)	(28)
Sell	EUR	BCLY	5,257	07/2009	0	(46)	(46)
Sell		GSC	1,531	07/2009	0	(1)	(1)
Sell		RBS	6,588	07/2009	0	(3)	(3)
Buy	GBP	BCLY	494	07/2009	22	0	22
Sell		BCLY	521	07/2009	0	(35)	(35)
Sell		BNP	293	07/2009	0	(2)	(2)
Sell		CITI	1,266	07/2009	0	(124)	(124)
Sell		CSFB	86	07/2009	0	(4)	(4)
Buy		GSC	86	07/2009	4	0	4
Sell		GSC	281	07/2009	2	(5)	(3)
Buy		JPM	2,224	07/2009	0	(18)	(18)
Sell		RBS	357	07/2009	0	(27)	(27)
Sell		JPM	2,224	08/2009	18	0	18
Sell	JPY	BNP	1,310,240	07/2009	0	(15)	(15)
Buy		DUB	1,310,240	07/2009	0	(44)	(44)
Sell		DUB	1,310,240	07/2009	44	0	44
Buy	KRW	HSBC	15,267,000	07/2009	0	(261)	(261)

					$976	$(979)	$(3)

(n) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$435,824	$1,710	$437,534
Municipal Bonds & Notes	0	98,844	0	98,844
U.S. Government Agencies	0	698,392	51	698,443
Short-Term Instruments	395,183	24,758	0	419,941
Other Investments++	7,591	146,859	25	154,475

Investments, at value	$402,774	$1,404,677	$1,786	$1,809,237

Short Sales, at value	$0	$(428,118)	$0	$(428,118)

Financial Derivative Instruments+++	$4,129	$(1,585)	$0	$2,544

Total	$406,903	$974,974	$1,786	$1,383,663

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$0	$1,604	$0	$0	$106	$0	$1,710
U.S. Government Agencies	52	(1)	0	0	0	0	51
Other Investments++	0	22	0	0	3	0	25

Investments, at value	$52	$1,625	$0	$0	$109	$0	$1,786

Financial Derivative Instruments+++	$0	$0	$0	$0	$0	$0	$0

Total	$52	$1,625	$0	$0	$109	$0	$1,786

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Unconstrained Tax Managed Bond Fund

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 12.3%
BANKING & FINANCE 11.8%
Bank of America Corp.
7.375% due 05/15/2014		$100	$103
7.625% due 06/01/2019		400	402
Commonwealth Bank of Australia
2.400% due 01/12/2012		200	200
General Electric Capital Corp.
1.800% due 03/11/2011		300	303
6.875% due 01/10/2039		150	135
HSBC USA, Inc.
3.125% due 12/16/2011		200	207
JPMorgan Chase & Co.
3.125% due 12/01/2011		100	104
New York Community Bank
3.000% due 12/16/2011		200	206
Rabobank Nederland NV
11.000% due 12/29/2049		100	112
Royal Bank of Scotland Group PLC
2.625% due 05/11/2012		100	101
6.990% due 10/29/2049		350	172
Wells Fargo & Co.
3.000% due 12/09/2011		100	103

			2,148

UTILITIES 0.5%
Verizon Wireless Capital LLC
3.750% due 05/20/2011		100	102

Total Corporate Bonds & Notes (Cost $2,153)			2,250

MUNICIPAL BONDS & NOTES 67.8%
ARKANSAS 0.5%
University of Arkansas Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 11/01/2037		100	99

CALIFORNIA 14.0%
California State Educational Facilities Authority Revenue Bonds, Series 2008
0.250% due 10/01/2026		400	400
California State General Obligation Bonds, Series 2009
7.550% due 04/01/2039		100	91
California State General Obligation Notes, Series 2008
5.000% due 04/01/2015		125	130
California State General Obligation Notes, Series 2009
5.500% due 04/01/2018		500	517
California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.150% due 11/01/2026		100	100
California Statewide Communities Development Authority Revenue Bonds, Series 2008
0.180% due 12/01/2034		200	200
0.250% due 08/15/2034		200	200
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
6.750% due 06/01/2039		250	291
Los Angeles, California Unified School District General Obligation Bonds, Series 2009
5.000% due 07/01/2019		125	131
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2009
0.200% due 07/01/2023		200	200
Orange County, California Sanitation District Certificates of Participation Bonds, Series 2000
0.350% due 08/01/2029		100	100
Santa Clara, California Revenue Bonds, Series 2008
0.250% due 07/01/2034		200	200

			2,560

COLORADO 3.3%
Colorado Springs, Colorado Revenue Bonds, Series 2006
0.300% due 06/01/2029		100	100
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2008
0.320% due 10/01/2038		100	100
Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.200% due 12/01/2029		200	200
0.220% due 12/01/2029		200	200

			600

DISTRICT OF COLUMBIA 2.2%
District of Columbia General Obligation Bonds, Series 2008
0.750% due 06/01/2027		100	100
District of Columbia Revenue Bonds, Series 2007
0.270% due 04/01/2041		100	100
District of Columbia Revenue Bonds, Series 2008
0.320% due 10/01/2038		200	200

			400

FLORIDA 1.1%
Orange County, Florida School Board Certificates of Participation Bonds, Series 2008
0.300% due 08/01/2022		200	200

HAWAII 1.5%
Hawaii State General Obligation Notes, Series 2009
5.000% due 06/01/2014		250	279

IDAHO 1.2%
Power County, Idaho Revenue Bonds, Series 1985
0.400% due 12/01/2010		225	225

ILLINOIS 3.8%
Chicago, Illinois Board of Education General Obligation Bonds, Series 2008
5.250% due 12/01/2026		100	101
Chicago, Illinois General Obligation Bonds, Series 2002
0.250% due 01/01/2037		200	200
Cook, Kane, Lake & McHenry Counties, Illinois Community College District No. 512 General Obligation Bonds, Series 2009
5.000% due 12/01/2019		100	111
Illinois State General Obligation Notes, Series 2007
5.000% due 01/01/2014		250	273

			685

KANSAS 2.1%
Kansas State Department of Transportation Revenue Bonds, Series 2004
5.000% due 09/01/2022		350	381

MASSACHUSETTS 3.1%
Massachusetts State General Obligation Bonds, (MBIA-IBC Insured), Series 2002
5.500% due 08/01/2019		150	174
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 1999
0.170% due 07/01/2039		200	200
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2007
0.270% due 12/01/2037		200	200

			574

MISSOURI 5.5%
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 1996
0.300% due 09/01/2030		200	200
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2000
0.250% due 03/01/2040		100	100
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2003
0.300% due 02/15/2033		300	300
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2004
0.300% due 02/15/2034		200	200
Missouri State Heath & Educational Facilities Authority Revenue Bonds, Series 2008
0.200% due 10/01/2035		200	200

			1,000

NEW HAMPSHIRE 1.1%
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2005
0.350% due 07/01/2033		100	100
New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2007
0.250% due 06/01/2041		100	100

			200

NEW YORK 8.5%
New York City, New York General Obligation Bonds, Series 1993
0.200% due 08/01/2019		100	100
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
0.250% due 06/15/2033		200	200
New York City, New York Transitional Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 02/01/2014		125	136
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
0.270% due 11/01/2022		200	200
New York State Dormitory Authority Revenue Bonds, Series 2000
0.180% due 07/01/2029		200	200
New York State Dormitory Authority Revenue Bonds, Series 2003
0.250% due 02/15/2031		200	200
New York State Dormitory Authority Revenue Bonds, Series 2008
0.200% due 07/01/2037		200	200
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 1995
0.220% due 06/01/2020		200	200
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2006
5.000% due 07/15/2021		100	106

			1,542

NORTH CAROLINA 2.9%
Charlotte-Mecklenburg, North Carolina Hospital Authority Revenue Bonds, Series 2007
0.260% due 01/15/2045		200	200
Charlotte, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 06/01/2014		300	334

			534

OHIO 0.6%
Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020		100	109

PENNSYLVANIA 5.8%
Delaware County, Pennsylvania Authority Revenue Bonds, Series 2008
0.300% due 06/01/2020		190	190
Geisinger, Pennsylvania Authority Revenue Bonds, Series 2002
0.200% due 11/15/2032		200	200
Geisinger, Pennsylvania Authority Revenue Bonds, Series 2005
0.200% due 05/15/2035		200	200
Geisinger, Pennsylvania Authority Revenue Bonds, Series 2009
0.250% due 06/01/2039		200	200
Pennsylvania State Intergovernmental Cooperative Authority Special Tax Notes, Series 2009
5.000% due 06/15/2014		250	276

			1,066

TEXAS 5.8%
Corpus Christi, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 03/01/2018		150	152
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.200% due 09/01/2031		200	200
Houston, Texas Revenue Bonds, (AGC Insured), Series 2009
5.250% due 11/15/2033		250	253
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.200% due 11/15/2033		200	200
Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2023		125	133
Williamson County, Texas General Obligation Bonds, (MBIA Insured), Series 2005
5.250% due 02/15/2018		100	111

			1,049

VIRGINIA 1.1%
Upper Occoquan, Virginia Sewage Authority Revenue Bonds, Series 2007
4.750% due 07/01/2034		100	99
Virginia State College Building Authority Revenue Bonds, Series 2006
0.300% due 02/01/2026		100	100

			199

WASHINGTON 2.9%
King County, Washington General Obligation Bonds, Series 2009
5.125% due 01/01/2036		250	254
Washington State General Obligation Notes, Series 2009
5.000% due 01/01/2013 (a)		250	276

			530

WISCONSIN 0.8%
Wisconsin State General Obligation Bonds, Series 2008
5.000% due 05/01/2019		125	137

Total Municipal Bonds & Notes (Cost $12,382)			12,369

U.S. GOVERNMENT AGENCIES 17.6%
Fannie Mae
1.375% due 04/28/2011		900	903
1.750% due 03/23/2011		300	303
5.125% due 04/15/2011		200	214
6.000% due 08/01/2037		500	524
Freddie Mac
1.125% due 06/01/2011		100	100
5.125% due 04/18/2011		100	107
Ginnie Mae
6.500% due 07/01/2039		1,000	1,061

Total U.S. Government Agencies (Cost $3,203)			3,212

U.S. TREASURY OBLIGATIONS 3.8%
Treasury Inflation Protected Securities (b)
1.625% due 01/15/2015		223	222
2.000% due 01/15/2014		462	472

Total U.S. Treasury Obligations (Cost $685)			694

FOREIGN CURRENCY-DENOMINATED ISSUES 0.8%
Lloyds TSB Bank PLC
1.418% due 06/09/2011	EUR	100	140

Total Foreign Currency-Denominated Issues (Cost $140)			140

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.8%
American International Group, Inc.
8.500% due 08/01/2011		15,800	150

Total Convertible Preferred Stocks (Cost $141)			150

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.6%
REPURCHASE AGREEMENTS 3.0%
State Street Bank and Trust Co.
0.010% due 07/01/2009		$552	552

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $565. Repurchase proceeds are $552.)

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 0.6%
		10,003	100

Total Short-Term Instruments (Cost $652)			652

Total Investments 106.7% (Cost $19,356)			$19,467
Written Options (f) (0.0%) (Premiums $0)			0
Other Assets and Liabilities (Net) (6.7%)			(1,222)

Net Assets 100.0%			$18,245

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-Issued security.

(b) Principal amount of security is adjusted for inflation.

(c) Affiliated to the Fund.

(d) Cash of $37 has been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2010	4	$5
90-Day Euribor September Futures	Long	09/2010	4	1
90-Day Eurodollar December Futures	Long	12/2009	7	7
90-Day Eurodollar March Futures	Long	03/2010	2	2
Euro-Bund 10-Year Bond September Futures	Long	09/2009	1	4
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	2	(1)

				$18

(e) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Sempra Energy	BCLY	(1.100%)	03/20/2014	0.987%	$100	$(1)	$0	$(1)

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.IG-12 5-Year Index	DUB	(1.000%)	06/20/2014	$100	$2	$2	$0

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	3.100%	05/27/2016	BCLY	$200	$(3)	$0	$(3)
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	RBS	500	3	0	3
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	RBS	600	3	(25)	28

						$3	$(25)	$28

(f) Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar September Futures	$98.500	09/14/2009	1	$0	$0

(g) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	HSBC	370	08/2009	$8	$0	$8
Sell		HSBC	230	08/2009	0	(2)	(2)
Buy	CNY	BCLY	1,206	06/2010	0	(1)	(1)
Buy		CITI	437	06/2010	0	0	0
Buy		DUB	364	06/2010	0	0	0
Sell	EUR	BCLY	16	07/2009	0	0	0
Sell		RBS	100	07/2009	0	0	0

					$8	$(3)	$5

(h) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Fund’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$2,250	$0	$2,250
Municipal Bonds & Notes	0	12,369	0	12,369
U.S. Government Agencies	0	3,212	0	3,212
Other Investments++	390	1,246	0	1,636

Investments, at value	$390	$19,077	$0	$19,467

Financial Derivative Instruments+++	$18	$32	$0	$50

Total	$408	$19,109	$0	$19,517

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Asset-Backed Securities Portfolio

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 6.3%
BANKING & FINANCE 3.6%
American International Group, Inc.
5.850% due 01/16/2018 (f)	$3,000	$1,589
Charlotte Gateway Village LLC
6.410% due 12/01/2016	1,544	1,461
Citigroup, Inc.
8.400% due 04/29/2049 (a)	1,000	751
Credit Suisse New York
5.000% due 05/15/2013	2,000	2,047
General Electric Capital Corp.
6.875% due 01/10/2039 (f)	1,000	902
Preferred Term Securities XII Ltd.
1.164% due 03/24/2034	2,104	821
Prudential Financial, Inc.
6.000% due 12/01/2017 (f)	10,000	9,423
6.625% due 12/01/2037 (f)	1,000	868
Suffield CLO Ltd.
2.194% due 09/26/2014	1,720	1,649

		19,511

INDUSTRIALS 2.7%
CVS Pass-Through Trust
5.880% due 01/10/2028 (f)	1,834	1,545
Masco Corp.
5.875% due 07/15/2012	5,000	4,706
Northwest Airlines, Inc.
1.487% due 02/06/2015	1,519	1,059
Times Square Hotel Trust
8.528% due 08/01/2026	6,990	5,518
United Airlines, Inc.
6.636% due 01/02/2024	1,862	1,396

		14,224

Total Corporate Bonds & Notes (Cost $40,578)		33,735

MUNICIPAL BONDS & NOTES 0.5%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,845	2,583

Total Municipal Bonds & Notes (Cost $3,616)		2,583

U.S. GOVERNMENT AGENCIES 62.3%
Fannie Mae
0.444% due 03/25/2036 (f)	424	367
0.514% due 10/27/2037 (f)	12,500	11,383
0.554% due 08/25/2031 - 05/25/2032	517	364
0.614% due 04/25/2029	21	21
0.664% due 12/25/2016 - 11/25/2032	42	41
0.714% due 06/25/2029 (f)	309	305
0.718% due 05/18/2032 (f)	275	273
0.719% due 11/17/2030 (f)	134	132
0.744% due 09/17/2027	8	8
0.764% due 10/25/2030 (f)	242	241
0.764% due 02/25/2033	369	360
0.794% due 06/25/2021 (f)	71	70
0.794% due 10/25/2021	28	27
0.814% due 05/25/2023 - 08/25/2031 (f)	1,768	1,760
0.824% due 10/25/2031 (f)	104	103
0.844% due 01/25/2020 - 09/25/2021 (f)	156	154
0.844% due 11/25/2021 - 03/25/2022	18	17
0.868% due 12/18/2031 (f)	747	743
0.894% due 12/25/2021	34	33
0.894% due 12/25/2021 (f)	136	136
0.918% due 11/18/2031	30	29
0.964% due 11/25/2031 (f)	537	534
0.966% due 08/05/2010 (e)	18,274	18,311
1.044% due 04/25/2022	27	27
1.094% due 05/25/2022 (f)	55	55
1.194% due 05/25/2018 (f)	109	109
1.194% due 10/25/2020	26	26
1.244% due 08/25/2023 (f)	82	82
1.314% due 04/25/2032 (f)	53	53
1.344% due 12/25/2023 (f)	105	105
1.494% due 10/25/2022 - 09/25/2023	69	70
1.494% due 04/25/2023 (f)	214	216
1.544% due 01/25/2024 (f)	541	558
1.750% due 12/25/2023 (f)	131	133
2.625% due 04/01/2032 (f)	85	86
2.631% due 05/01/2034 (f)	172	171
2.638% due 07/01/2042 (f)	298	297
2.638% due 03/01/2044 - 10/01/2044	86	85
2.764% due 06/01/2035 (f)	405	410
2.838% due 11/01/2030 - 10/01/2040 (f)	200	199
2.877% due 10/01/2026 (f)	141	141
2.877% due 11/01/2040	26	26
3.089% due 05/01/2033 (f)	48	48
3.140% due 12/25/2021	15	15
3.215% due 05/01/2031	14	14
3.218% due 06/01/2033 (f)	284	286
3.249% due 03/01/2029	19	19
3.272% due 11/01/2024 (f)	110	111
3.432% due 11/01/2035 (f)	36	37
3.441% due 10/01/2033 (f)	389	388
3.455% due 03/01/2036 (f)	266	271
3.588% due 05/01/2034 (f)	559	572
3.592% due 03/01/2036 (f)	396	406
3.603% due 05/01/2025 (f)	51	52
3.620% due 04/01/2034 (f)	395	406
3.636% due 04/01/2033 (f)	77	79
3.647% due 09/01/2033	26	26
3.731% due 03/01/2032 (f)	71	72
3.776% due 04/01/2034 (f)	263	267
3.850% due 08/01/2026 (f)	87	88
3.944% due 05/01/2036 (f)	152	152
3.965% due 05/01/2033 (f)	232	239
4.000% due 06/01/2010 - 11/25/2033 (f)	494	486
4.000% due 07/25/2033	28	28
4.023% due 08/01/2033 (f)	193	198
4.088% due 09/01/2033 (f)	111	115
4.113% due 02/01/2035 (f)	80	81
4.121% due 05/01/2036 (f)	276	277
4.189% due 04/01/2018	16	16
4.191% due 09/01/2033 (f)	159	162
4.250% due 10/01/2027 - 03/25/2033	31	31
4.250% due 05/25/2033 (f)	477	486
4.273% due 09/01/2033 (f)	35	36
4.277% due 01/01/2033 (f)	53	53
4.284% due 08/01/2033 (f)	154	154
4.287% due 11/01/2034 (f)	1,107	1,119
4.288% due 04/01/2035 (f)	299	298
4.300% due 12/01/2024	12	12
4.303% due 02/01/2035 (f)	92	95
4.331% due 06/01/2035 (f)	273	275
4.336% due 01/01/2035 (f)	51	53
4.349% due 11/01/2032 (f)	207	209
4.364% due 04/01/2034 (f)	30	31
4.365% due 05/01/2035 (f)	221	229
4.372% due 01/01/2028	26	26
4.375% due 10/01/2016 - 09/01/2033	67	68
4.375% due 10/01/2017 (f)	48	48
4.386% due 10/01/2032 (f)	35	35
4.398% due 09/01/2015 (f)	39	39
4.399% due 12/01/2033	7	8
4.409% due 03/01/2035 - 04/01/2035 (f)	416	427
4.415% due 12/01/2017 - 10/01/2033 (f)	810	818
4.422% due 01/01/2017	26	26
4.426% due 01/01/2029	20	20
4.427% due 02/01/2035 (f)	443	452
4.441% due 05/01/2017 (f)	37	38
4.455% due 01/01/2035 (f)	175	181
4.470% due 07/01/2034 (f)	72	72
4.474% due 10/01/2017	19	19
4.480% due 01/01/2035 (f)	160	165
4.492% due 07/01/2033 (f)	71	72
4.498% due 03/01/2035 (f)	68	71
4.500% due 01/01/2010 - 09/25/2018	124	125
4.500% due 02/01/2010 (e)	132	134
4.500% due 01/01/2011 (f)	270	277
4.510% due 01/01/2035 (f)	557	569
4.535% due 01/01/2035 (f)	195	201
4.542% due 12/01/2034 (f)	134	138
4.553% due 11/01/2034 (f)	311	320
4.572% due 07/01/2033 (f)	109	112
4.598% due 11/01/2034 (f)	145	151
4.605% due 03/01/2033	9	9
4.606% due 11/01/2034	15	15
4.614% due 07/01/2034 (f)	50	50
4.624% due 01/01/2033 (f)	210	216
4.631% due 05/25/2035 (f)	1,468	1,467
4.636% due 07/01/2034 (f)	425	439
4.666% due 06/01/2033 (f)	100	102
4.683% due 05/01/2035 (f)	772	800
4.688% due 04/01/2035 (f)	259	268
4.731% due 03/01/2035 (f)	171	176
4.736% due 10/01/2034 (f)	39	40
4.744% due 05/01/2035 (f)	381	396
4.750% due 10/01/2033	16	17
4.753% due 09/01/2030 (f)	42	42
4.772% due 02/01/2035 (f)	132	136
4.799% due 09/01/2035 (f)	1,702	1,720
4.819% due 09/01/2035 (f)	894	918
4.826% due 01/01/2035 (f)	299	306
4.831% due 08/01/2032 (f)	57	57
4.878% due 01/01/2035 (f)	87	90
4.889% due 06/01/2033 (f)	153	159
4.897% due 06/01/2035 (f)	769	796
4.910% due 02/01/2035 (f)	475	488
4.951% due 04/01/2036 (f)	555	568
4.958% due 03/01/2030	20	20
4.962% due 10/01/2035 (f)	293	301
5.000% due 09/01/2009 - 07/01/2039	5,137	5,226
5.000% due 09/25/2014 - 04/01/2035 (f)	1,735	1,805
5.006% due 06/01/2033 (f)	78	80
5.044% due 07/01/2035 (f)	152	158
5.048% due 10/01/2018 (f)	724	729
5.102% due 08/01/2035 (f)	245	255
5.122% due 12/01/2032 (f)	470	480
5.142% due 09/01/2033	4	4
5.145% due 01/01/2015	28	28
5.163% due 04/01/2036 (f)	463	481
5.190% due 03/01/2027 (f)	58	58
5.203% due 12/01/2036 (f)	345	353
5.220% due 10/01/2031 (f)	54	55
5.223% due 12/01/2014	10	10
5.237% due 04/01/2037 (f)	372	387
5.250% due 09/01/2032 - 09/01/2033	153	157
5.266% due 09/01/2033 (f)	169	174
5.279% due 12/01/2035 (f)	75	76
5.293% due 07/01/2033 (f)	96	99
5.370% due 08/25/2043 (f)	931	905
5.472% due 01/01/2037 (f)	141	148
5.500% due 04/25/2017 - 09/25/2035 (f)	3,180	3,284
5.500% due 02/01/2018 - 07/01/2039	90,791	93,699
5.701% due 05/01/2036 (f)	112	114
5.774% due 04/01/2036 (f)	269	282
5.775% due 12/01/2036 (f)	268	282
5.850% due 09/16/2028	32	32
5.870% due 12/01/2017	26	26
5.883% due 12/01/2036 (f)	274	288
5.970% due 02/01/2018	10	10
6.000% due 03/25/2016 (f)	114	120
6.050% due 05/25/2023	13	13
6.122% due 04/01/2036 (f)	42	44
6.165% due 03/01/2019	22	23
6.180% due 11/01/2019	26	26
6.250% due 07/01/2010	9	10
6.250% due 02/01/2011 (f)	450	471
6.285% due 08/01/2018 (f)	34	35
6.440% due 07/01/2036 (f)	749	803
6.500% due 12/25/2023 - 06/25/2028 (f)	287	299
6.510% due 08/01/2036 (f)	1,065	1,154
6.770% due 01/18/2029	182	188
7.000% due 03/01/2015 - 02/01/2019 (f)	865	919
7.000% due 07/25/2042	14	15
7.500% due 08/25/2021 - 07/25/2022 (f)	288	303
7.875% due 11/01/2018	16	18
8.000% due 07/01/2009 - 08/01/2015	35	37
8.000% due 03/25/2021 (f)	205	223
8.500% due 05/01/2017 - 04/01/2032	186	203
8.500% due 09/01/2021 - 06/01/2030 (f)	387	424
9.375% due 04/01/2016	135	157
15.256% due 08/25/2021 (f)	78	98
Farmer Mac
7.537% due 01/25/2012	310	308
Federal Housing Administration
7.430% due 03/01/2021	11	11
Freddie Mac
0.569% due 10/15/2032 - 07/15/2034 (f)	770	757
0.574% due 08/25/2031	199	160
0.669% due 12/15/2029 (f)	61	60
0.674% due 10/25/2029	2	2
0.702% due 03/09/2011 (e)	10,396	10,434
0.769% due 08/15/2029 (f)	251	248
0.769% due 12/15/2031	24	23
0.825% due 02/15/2024 - 09/15/2026 (f)	228	227
0.869% due 08/15/2029 - 08/15/2031 (f)	526	521
0.875% due 05/15/2023 (f)	221	220
0.925% due 04/15/2022	16	16
0.926% due 05/04/2011 (e)	715	717
0.937% due 08/05/2011 (e)	7,261	7,264
1.025% due 03/15/2020 (f)	56	56
1.075% due 06/15/2022 (f)	56	57
1.089% due 01/28/2011 (e)	567	569
1.268% due 04/01/2011 (e)	100,100	100,438
1.293% due 05/15/2023 (f)	105	103
1.325% due 02/15/2021	22	22
1.475% due 05/15/2023	34	34
2.638% due 10/25/2044 (f)	115	113
2.639% due 02/25/2045 (f)	61	58
2.750% due 02/01/2017	7	7
2.781% due 04/01/2035 (f)	625	626
2.797% due 03/01/2034 (f)	131	131
2.838% due 07/25/2044 (f)	2,293	2,271
3.160% due 04/01/2034 (f)	95	96
3.223% due 04/01/2033	13	13
3.259% due 04/01/2032 (f)	192	193
3.260% due 10/15/2022 (f)	38	39
3.744% due 04/01/2034 (f)	244	246
3.817% due 03/01/2033	21	22
3.884% due 02/01/2035 (f)	543	548
3.886% due 12/01/2035 (f)	267	272
3.941% due 06/01/2035 (f)	956	963
4.000% due 10/15/2033 (f)	251	223
4.021% due 11/01/2024 (f)	253	253
4.033% due 04/01/2031 (f)	34	35
4.086% due 04/01/2032 (f)	133	137
4.090% due 09/25/2023 (f)	985	930
4.101% due 08/01/2029	23	23
4.157% due 04/01/2033 (f)	39	40
4.172% due 03/01/2025 (f)	82	82
4.187% due 12/01/2033 (f)	244	244
4.202% due 02/01/2035 (f)	436	440
4.244% due 08/01/2035 (f)	962	974
4.255% due 06/01/2034 (f)	1,243	1,284
4.335% due 11/01/2034 (f)	185	189
4.338% due 02/01/2035 (f)	155	160
4.346% due 01/01/2035 (f)	127	131
4.351% due 02/01/2035 (f)	105	109
4.380% due 11/01/2034 (f)	72	74
4.382% due 11/01/2034 (f)	206	209
4.385% due 11/01/2034 (f)	58	60
4.386% due 01/01/2035 (f)	204	210
4.399% due 01/01/2035 (f)	513	526
4.402% due 03/01/2030 (f)	53	53
4.422% due 02/01/2035 (f)	137	141
4.429% due 02/01/2035 (f)	232	235
4.431% due 01/01/2035 - 02/01/2035 (f)	940	960
4.434% due 10/01/2034 (f)	114	116
4.435% due 04/01/2035 (f)	955	965
4.450% due 12/01/2024 (f)	281	282
4.465% due 03/01/2028	16	17
4.475% due 01/01/2035 (f)	207	213
4.487% due 11/01/2034 (f)	106	109
4.494% due 02/01/2035 (f)	152	157
4.500% due 08/01/2010 - 11/15/2025 (f)	877	889
4.500% due 05/15/2018	10	11
4.508% due 02/01/2035 (f)	63	65
4.544% due 01/01/2035 (f)	32	32
4.549% due 09/01/2033 (f)	243	246
4.579% due 02/01/2026	22	22
4.653% due 03/01/2032 (f)	161	164
4.673% due 09/01/2035 (f)	316	322
4.732% due 08/01/2023 (f)	30	31
4.791% due 11/01/2035 (f)	354	366
4.840% due 10/01/2033	12	12
4.853% due 09/01/2035 (f)	109	113
4.858% due 11/01/2023	9	9
4.890% due 01/01/2032	23	24
4.913% due 11/01/2029 (f)	310	314
4.944% due 03/01/2035 (f)	249	257
4.951% due 08/01/2030 (f)	105	107
4.966% due 09/01/2028 (f)	50	52
4.982% due 01/01/2034 (f)	54	56
4.996% due 05/01/2035 (f)	657	680
4.998% due 11/01/2033 (f)	70	72
5.000% due 02/15/2011 - 02/15/2036 (f)	1,469	1,462
5.000% due 04/15/2020 - 02/15/2024	34	34
5.014% due 12/01/2035 (f)	522	535
5.052% due 02/01/2022	14	14
5.133% due 09/01/2033 (f)	40	41
5.140% due 01/01/2036 (f)	519	540
5.146% due 12/01/2033 (f)	619	633
5.151% due 11/01/2027 (f)	115	116
5.154% due 09/01/2035 (f)	278	287
5.176% due 10/01/2033 (f)	104	107
5.210% due 07/01/2032 (f)	30	30
5.222% due 11/01/2034 (f)	511	519
5.231% due 08/01/2032	15	15
5.289% due 04/01/2036 (f)	303	316
5.293% due 09/01/2035 (f)	61	63
5.430% due 07/01/2037 (f)	169	176
5.462% due 02/01/2036 (f)	115	118
5.500% due 05/15/2036 (f)	119	121
5.520% due 04/01/2036 (f)	123	129
5.714% due 03/01/2036 (f)	957	999
5.718% due 05/01/2026 (f)	50	50
5.810% due 08/01/2031 (f)	266	268
5.972% due 04/01/2035 (f)	188	193
6.500% due 10/15/2013 - 03/15/2021	41	43
6.500% due 05/15/2029 - 07/25/2043 (f)	3,297	3,535
6.950% due 07/15/2021 (f)	548	590
7.000% due 09/01/2010 - 03/01/2016	52	55
7.000% due 12/01/2014 - 06/01/2016 (e)	63	67
7.000% due 06/01/2016 - 08/01/2032 (f)	1,923	2,058
7.500% due 02/15/2023 - 01/15/2031	55	58
8.000% due 07/01/2010 - 06/01/2015	8	8
8.000% due 03/15/2023 (f)	99	99
9.250% due 11/15/2019	18	20
9.500% due 04/15/2020	20	21
16.561% due 09/15/2014	23	26
Ginnie Mae
0.715% due 02/20/2029	5	5
0.715% due 09/20/2030 (f)	298	294
0.718% due 03/16/2029 (f)	173	169
0.868% due 10/16/2029 (f)	151	150
3.875% due 11/20/2031	25	25
4.000% due 01/20/2033 - 01/20/2034	886	898
4.125% due 10/20/2026 - 10/20/2033	171	174
4.250% due 02/20/2030	181	184
4.375% due 01/20/2023 - 01/20/2027	54	55
4.625% due 09/20/2018 - 09/20/2033	1,116	1,142
5.000% due 04/20/2016	19	19
5.375% due 04/20/2017 - 04/20/2033	642	663
5.500% due 05/20/2016 - 04/20/2019	22	22
7.000% due 10/20/2021	263	280

Total U.S. Government Agencies (Cost $332,146)		334,425

MORTGAGE-BACKED SECURITIES 43.3%
Adjustable Rate Mortgage Trust
5.159% due 11/25/2035	3,960	3,311
5.383% due 11/25/2035	294	202
5.409% due 01/25/2036	368	284
American Home Mortgage Assets
0.524% due 10/25/2046	4,035	1,316
2.260% due 11/25/2046	2,652	1,216
American Home Mortgage Investment Trust
3.149% due 06/25/2045	310	173
4.390% due 02/25/2045	446	351
5.660% due 09/25/2045	968	593
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	311	317
Banc of America Funding Corp.
3.781% due 05/25/2035	113	96
6.102% due 01/20/2047	76	40
Banc of America Mortgage Securities, Inc.
3.718% due 05/25/2033	352	294
4.170% due 06/25/2034	470	317
4.247% due 07/25/2033	593	517
4.575% due 11/25/2033	243	214
4.691% due 08/25/2034	271	235
5.217% due 11/25/2034	394	289
5.517% due 02/25/2033	162	139
6.500% due 09/25/2033	74	70
Bear Stearns Adjustable Rate Mortgage Trust
3.859% due 11/25/2030	46	42
4.179% due 07/25/2034	4	3
4.248% due 05/25/2034	46	36
4.271% due 04/25/2034	1,486	1,276
4.532% due 08/25/2033	126	111
4.625% due 10/25/2035	589	467
4.740% due 10/25/2035	637	614
4.808% due 11/25/2034	1,799	1,491
4.822% due 10/25/2034	138	97
5.088% due 02/25/2033	32	28
5.088% due 05/25/2033	1,316	848
5.172% due 02/25/2034	1,090	703
5.409% due 01/25/2034	245	197
5.457% due 05/25/2047	3,308	1,930
5.477% due 04/25/2034	2,619	2,126
5.486% due 10/25/2034	264	180
5.616% due 04/25/2034	349	263
5.727% due 02/25/2036	693	414
5.733% due 02/25/2036	2,387	1,406
Bear Stearns Alt-A Trust
4.128% due 12/25/2033	1,636	1,267
4.787% due 08/25/2036	1,864	826
5.131% due 02/25/2036	45	20
5.208% due 03/25/2035	325	174
5.362% due 05/25/2035	119	77
5.490% due 09/25/2035	188	102
5.738% due 01/25/2036	2,137	1,070
6.250% due 08/25/2036	4,943	2,330
Bear Stearns Commercial Mortgage Securities
0.429% due 03/15/2019	72	62
0.969% due 03/15/2019	2,500	1,181
Bear Stearns Mortgage Securities, Inc.
4.276% due 06/25/2030	235	223
Bear Stearns Structured Products, Inc.
5.644% due 01/26/2036	3,393	1,875
5.714% due 12/26/2046	2,236	1,362
Bella Vista Mortgage Trust
0.565% due 05/20/2045	146	57
Carey Commercial Mortgage Trust
5.970% due 09/20/2019	1,621	1,604
CBA Commercial Small Balance Commercial Mortgage
0.594% due 12/25/2036	765	345
CC Mortgage Funding Corp.
0.930% due 01/25/2035	1,435	520
Chase Commercial Mortgage Securities Corp.
6.650% due 07/15/2032	1,000	880
Chase Mortgage Finance Corp.
5.000% due 11/25/2033	280	243
5.398% due 01/25/2036	378	215
Citicorp Mortgage Securities, Inc.
4.340% due 11/25/2018	42	38
5.000% due 12/25/2033	93	91
Citigroup Commercial Mortgage Trust
0.389% due 08/15/2021	6	5
Citigroup Mortgage Loan Trust, Inc.
1.114% due 08/25/2035	567	363
2.850% due 12/25/2035	181	147
4.098% due 08/25/2035	721	524
4.248% due 08/25/2035	1,836	1,462
4.669% due 08/25/2035	869	643
4.700% due 12/25/2035	541	437
5.994% due 09/25/2037	6,024	3,266
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	573	369
Commercial Mortgage Pass-Through Certificates
0.539% due 02/05/2019	100	72
5.665% due 02/05/2019	3,000	1,914
5.756% due 02/05/2019	2,000	928
8.556% due 08/15/2033	1,500	1,328
Countrywide Alternative Loan Trust
0.395% due 09/20/2046	10	10
0.504% due 09/25/2046	2,306	882
0.504% due 11/25/2046	176	68
0.510% due 12/20/2046	7,447	2,990
0.515% due 07/20/2046	3,715	1,434
0.525% due 03/20/2046	1,186	488
0.525% due 07/20/2046	3,236	1,251
0.564% due 05/25/2035	506	219
0.584% due 02/25/2036	452	203
0.594% due 12/25/2035	752	353
0.604% due 11/25/2035	182	80
0.624% due 10/25/2035	258	117
0.635% due 11/20/2035	1,242	574
0.644% due 10/25/2035	217	94
0.714% due 03/25/2034	100	76
0.814% due 09/25/2047	108	12
1.084% due 11/25/2035	7,741	3,297
2.300% due 08/25/2046	5,025	2,021
2.340% due 02/25/2036	2,012	927
4.250% due 02/25/2035	1,301	1,231
5.500% due 03/25/2036	294	216
5.750% due 06/25/2033	399	384
5.750% due 03/25/2037	1,500	688
5.886% due 02/25/2037	3,541	2,088
6.000% due 10/25/2032	21	19
6.133% due 08/25/2036	707	611
6.250% due 08/25/2037	1,003	540
Countrywide Home Loan Mortgage Pass-Through Trust
0.584% due 02/25/2035	647	395
0.604% due 04/25/2035	180	83
0.614% due 03/25/2035	131	57
0.634% due 03/25/2035	4,110	1,778
0.654% due 02/25/2035	184	98
0.704% due 02/25/2035	461	111
0.714% due 08/25/2018	197	190
0.774% due 09/25/2034	361	99
0.904% due 08/25/2034	1,520	628
3.815% due 04/25/2035	504	252
4.382% due 06/19/2031	11	10
4.500% due 10/25/2018	380	347
4.506% due 07/19/2033	366	289
4.543% due 08/25/2034	214	135
4.711% due 02/20/2035	16	13
4.853% due 02/19/2034	60	25
5.000% due 11/25/2018	294	292
5.000% due 06/25/2033	181	181
5.000% due 08/25/2033	3,035	2,146
5.072% due 05/19/2033	60	52
5.082% due 02/19/2034	84	69
5.250% due 02/20/2036	1,358	864
5.500% due 08/25/2033	866	667
5.528% due 02/25/2034	467	383
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	500	338
CS First Boston Mortgage Securities Corp.
1.135% due 03/25/2032	338	256
3.755% due 06/25/2033	185	154
3.844% due 07/25/2033	23	21
4.214% due 08/25/2033	880	770
4.832% due 04/15/2037	2,000	1,733
4.947% due 12/25/2032	192	144
5.500% due 11/25/2035	1,448	1,229
5.603% due 07/15/2035	1,180	1,186
5.750% due 04/25/2033	245	234
6.250% due 07/25/2035	1,407	1,149
6.500% due 04/25/2033	69	64
7.000% due 02/25/2033	76	74
CW Capital Cobalt Ltd.
5.484% due 04/15/2047	500	330
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.000% due 10/25/2018	276	264
Downey Savings & Loan Association Mortgage Loan Trust
2.280% due 04/19/2047	2,187	935
Drexel Burnham Lambert CMO Trust
1.070% due 05/01/2016	124	124
First Horizon Alternative Mortgage Securities
3.572% due 06/25/2034	2,619	1,697
4.539% due 03/25/2035	609	321
5.292% due 09/25/2034	944	636
5.617% due 11/25/2035	5,602	2,702
First Horizon Asset Securities, Inc.
0.814% due 03/25/2018	126	119
3.170% due 07/25/2033	120	106
4.921% due 02/25/2035	510	391
5.120% due 10/25/2034	306	230
5.133% due 12/27/2032	16	13
5.365% due 08/25/2035	1,492	1,135
5.844% due 08/25/2037	409	246
First Republic Mortgage Loan Trust
0.619% due 08/15/2032	270	230
0.669% due 11/15/2031	691	554
0.794% due 06/25/2030	101	87
GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	500	501
6.500% due 05/15/2035	20	20
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	86	86
Greenpoint Mortgage Funding Trust
0.524% due 04/25/2036	678	248
0.534% due 06/25/2045	481	205
0.544% due 06/25/2045	601	253
Greenpoint Mortgage Pass-Through Certificates
4.826% due 10/25/2033	66	50
Greenwich Capital Acceptance, Inc.
5.230% due 06/25/2024	58	53
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037	2,000	1,716
5.444% due 03/10/2039	2,500	2,000
GS Mortgage Securities Corp. II
0.688% due 03/06/2020	4,500	3,101
GSMPS Mortgage Loan Trust
7.000% due 06/25/2043	2,315	1,942
8.000% due 09/19/2027	1,055	779
GSR Mortgage Loan Trust
0.664% due 01/25/2034	102	78
3.949% due 09/25/2035	118	91
4.469% due 09/25/2035	701	590
4.559% due 09/25/2035	114	93
5.176% due 01/25/2036	1,428	960
5.241% due 11/25/2035	4,262	3,320
6.000% due 03/25/2032	2	2
GSRPM Mortgage Loan Trust
1.014% due 01/25/2032	515	333
Harborview Mortgage Loan Trust
0.403% due 01/19/2038	454	420
0.493% due 07/19/2046	2,414	1,002
0.503% due 02/19/2046	1,314	563
0.513% due 09/19/2046	1,388	596
0.533% due 05/19/2035	721	323
0.553% due 03/19/2036	856	362
0.663% due 01/19/2035	122	54
3.477% due 06/19/2045	203	83
4.594% due 11/19/2034	111	78
4.828% due 08/19/2034	707	340
5.143% due 07/19/2035	6,836	3,978
5.307% due 12/19/2035	140	88
5.750% due 08/19/2036	4,689	2,108
Impac CMB Trust
1.214% due 10/25/2033	718	571
Impac Secured Assets CMN Owner Trust
0.374% due 03/25/2037	946	505
0.664% due 05/25/2036	389	265
0.744% due 08/25/2036	2,864	861
Indymac ARM Trust
3.708% due 01/25/2032	24	16
Indymac Index Mortgage Loan Trust
0.504% due 09/25/2046	1,888	737
0.524% due 06/25/2047	473	67
0.554% due 04/25/2035	554	248
0.594% due 03/25/2035	473	207
0.614% due 06/25/2037	448	140
0.634% due 02/25/2035	469	208
0.924% due 09/25/2034	454	112
4.976% due 12/25/2034	1,529	1,160
Indymac Loan Trust
0.534% due 01/25/2011	59	42
JPMorgan Alternative Loan Trust
0.394% due 12/25/2036	660	632
JPMorgan Chase Commercial Mortgage Securities Corp.
0.429% due 02/15/2019	3	3
5.376% due 07/12/2037	1,900	1,885
JPMorgan Mortgage Trust
4.325% due 10/25/2033	898	816
4.873% due 04/25/2035	239	213
5.012% due 02/25/2035	53	47
5.113% due 06/25/2035	616	450
5.120% due 10/25/2035	500	285
5.397% due 11/25/2035	372	307
5.500% due 10/25/2035	259	176
Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	43	43
LB Commercial Conduit Mortgage Trust
6.000% due 10/15/2035	2,711	2,699
LB Mortgage Trust
8.444% due 01/20/2017	179	174
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	100	73
6.058% due 06/15/2020	23	23
MASTR Adjustable Rate Mortgages Trust
3.265% due 10/25/2032	1,256	1,133
3.859% due 07/25/2034	77	72
4.330% due 12/25/2033	8	5
5.729% due 01/25/2034	5	4
Mellon Residential Funding Corp.
0.669% due 11/15/2031	66	48
0.759% due 12/15/2030	752	606
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	500	334
5.485% due 03/12/2051	500	337
Merrill Lynch Mortgage Investors, Inc.
0.524% due 02/25/2036	29	16
4.581% due 08/25/2033	652	229
4.997% due 05/25/2033	1,849	1,779
MLCC Mortgage Investors, Inc.
0.624% due 08/25/2028	50	32
0.684% due 03/25/2028	13	9
3.527% due 01/25/2029	147	127
4.250% due 10/25/2035	2,538	2,033
4.275% due 08/25/2029	1,777	1,492
4.948% due 04/25/2035	249	196
Morgan Stanley Capital I
0.380% due 10/15/2020	18	13
5.378% due 11/14/2042	1,090	964
5.692% due 04/15/2049	500	366
5.731% due 07/12/2044	3,000	2,470
Morgan Stanley Mortgage Loan Trust
5.274% due 10/25/2034	302	232
Nomura Asset Acceptance Corp.
0.414% due 06/25/2036	4	4
7.500% due 03/25/2034	1,596	1,537
Ocwen Residential MBS Corp.
6.878% due 06/25/2039	440	9
Provident Funding Mortgage Loan Trust
3.843% due 04/25/2034	322	285
Prudential Securities Secured Financing Corp.
0.000% due 05/25/2022	85	87
Residential Accredit Loans, Inc.
0.414% due 09/25/2046	99	77
0.494% due 06/25/2046	4,543	1,751
0.504% due 04/25/2046	3,903	1,601
0.524% due 04/25/2046	236	89
0.614% due 08/25/2035	4,875	2,234
0.714% due 10/25/2045	5,266	2,397
5.366% due 09/25/2034	52	41
Residential Asset Mortgage Products, Inc.
7.000% due 06/25/2032	36	34
Residential Asset Securitization Trust
0.664% due 10/25/2018	229	188
0.714% due 05/25/2034	1,662	1,101
4.750% due 02/25/2019	459	452
5.189% due 12/25/2034	1,700	1,497
6.000% due 03/25/2037	6,877	4,096
Residential Funding Mortgage Securities I
0.714% due 07/25/2018	203	145
5.585% due 02/25/2036	312	192
6.500% due 03/25/2032	4	4
SACO I, Inc.
7.000% due 08/25/2036	33	31
Salomon Brothers Mortgage Securities VII, Inc.
0.814% due 05/25/2032	152	138
4.416% due 12/25/2030	1,861	1,623
5.553% due 09/25/2033	42	37
8.500% due 05/25/2032	706	634
Sequoia Mortgage Trust
0.545% due 02/20/2035	568	366
0.663% due 10/19/2026	183	139
0.695% due 10/20/2027	119	96
0.715% due 10/20/2027	170	143
0.995% due 10/20/2027	625	491
1.889% due 02/20/2034	644	356
3.230% due 06/20/2034	64	47
3.917% due 09/20/2032	28	22
4.149% due 08/20/2034	435	280
4.263% due 04/20/2035	291	224
Structured Adjustable Rate Mortgage Loan Trust
0.654% due 08/25/2035	226	120
1.109% due 06/25/2034	1,399	766
2.610% due 01/25/2035	824	349
4.371% due 03/25/2034	337	262
4.802% due 02/25/2034	582	261
5.516% due 08/25/2035	1,759	1,147
Structured Asset Mortgage Investments, Inc.
0.414% due 09/25/2047	37	35
0.484% due 03/25/2037	1,226	201
0.504% due 07/25/2046	3,273	1,370
0.534% due 05/25/2036	3,365	1,336
0.594% due 02/25/2036	872	402
0.624% due 12/25/2035	943	427
0.663% due 03/19/2034	781	351
0.733% due 10/19/2033	65	50
0.913% due 07/19/2034	2,309	869
5.457% due 05/02/2030	301	257
Structured Asset Securities Corp.
3.979% due 06/25/2033	1,694	1,455
4.049% due 06/25/2032	19	9
4.170% due 10/25/2031	60	53
4.312% due 02/25/2032	5	4
4.463% due 06/25/2033	659	365
6.930% due 11/25/2032	16	13
7.500% due 10/25/2036	3,350	3,183
TBW Mortgage-Backed Pass-Through Certificates
0.414% due 09/25/2036	9	9
Thornburg Mortgage Securities Trust
0.434% due 09/25/2046	546	501
0.439% due 06/25/2037	1,742	1,552
4.531% due 10/25/2043	1,535	1,288
Travelers Mortgage Services, Inc.
4.982% due 09/25/2018	68	66
Wachovia Bank Commercial Mortgage Trust
0.399% due 06/15/2020	75	55
0.409% due 09/15/2021	10,625	7,657
0.539% due 10/15/2041 (b)	98,642	1,353
Wachovia Mortgage Loan Trust LLC
5.453% due 10/20/2035	352	261
WaMu Mortgage Pass-Through Certificates
0.043% due 12/19/2039	635	303
0.574% due 11/25/2045	1,434	696
0.584% due 12/25/2045	1,259	591
0.604% due 07/25/2045	1,331	611
0.604% due 10/25/2045	358	188
0.624% due 01/25/2045	622	290
0.634% due 07/25/2045	2,405	1,135
0.672% due 11/25/2034	290	149
0.682% due 11/25/2034	53	27
0.702% due 10/25/2044	1,761	993
0.732% due 06/25/2044	235	126
0.732% due 07/25/2044	202	97
0.802% due 11/25/2034	4,440	1,495
0.812% due 07/25/2044	161	45
0.854% due 12/25/2027	4,982	3,727
2.100% due 04/25/2047	138	58
2.139% due 02/25/2047	3,588	1,447
2.340% due 02/25/2046	1,066	475
2.410% due 01/25/2046	2,814	1,157
2.664% due 11/25/2041	225	158
2.674% due 05/25/2041	203	165
2.740% due 06/25/2042	70	51
2.740% due 08/25/2042	64	40
2.740% due 04/25/2044	108	54
2.877% due 02/27/2034	1,891	1,550
2.877% due 11/25/2041	18	13
2.909% due 06/25/2033	22	17
3.052% due 06/25/2033	634	509
3.144% due 06/25/2034	357	314
3.572% due 04/25/2033	359	206
3.766% due 03/25/2033	1,208	979
4.211% due 08/25/2033	56	36
4.522% due 01/25/2033	44	35
4.585% due 04/25/2035	375	372
4.668% due 04/25/2035	200	197
5.394% due 02/25/2037	3,974	2,359
5.687% due 02/25/2037	1,858	1,040
5.833% due 02/25/2037	2,101	1,317
Washington Mutual MSC Mortgage Pass-Through Certificates
0.814% due 01/25/2018	178	127
4.316% due 12/25/2032	734	615
4.534% due 11/25/2030	70	58
5.380% due 02/25/2033	43	37
6.500% due 11/25/2018	1,517	1,276
Wells Fargo Mortgage-Backed Securities Trust
0.814% due 07/25/2037	2,896	1,757
3.704% due 05/25/2035	731	357
3.790% due 06/25/2035	862	746
4.477% due 11/25/2033	109	99
4.544% due 02/25/2035	1,213	1,048
4.547% due 01/25/2035	215	190
4.567% due 12/25/2034	809	712
4.577% due 12/25/2033	2,100	1,837
4.662% due 11/25/2034	1,106	1,090
4.722% due 07/25/2034	910	877
4.950% due 03/25/2036	1,132	801
4.981% due 12/25/2034	71	63
4.992% due 10/25/2035	41	34
5.002% due 10/25/2035	157	127
5.072% due 03/25/2036	303	207
5.236% due 02/25/2033	20	19
5.250% due 02/25/2018	254	253
5.593% due 07/25/2036	1,436	965

Total Mortgage-Backed Securities (Cost $326,196)		232,405

ASSET-BACKED SECURITIES 45.7%
Aames Mortgage Investment Trust
0.714% due 10/25/2035	1,276	1,040
ABFS Mortgage Loan Trust
0.814% due 04/25/2034	154	123
6.285% due 07/15/2033	2,000	1,276
Accredited Mortgage Loan Trust
0.364% due 02/25/2037	886	815
0.524% due 12/25/2035	83	70
ACE Securities Corp.
0.404% due 06/25/2037	1,231	872
1.114% due 03/25/2035	601	2
Aegis Asset-Backed Securities Trust
0.394% due 01/25/2037	259	248
AFC Home Equity Loan Trust
0.914% due 06/25/2028	1,127	564
0.979% due 04/25/2028	861	550
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	1,777	1,530
American Express Credit Account Master Trust
0.819% due 02/15/2012	281	281
American Home Mortgage Investment Trust
0.494% due 08/25/2035	38	16
American Residential Eagle Certificate Trust
1.314% due 05/25/2028	672	643
Amortizing Residential Collateral Trust
0.584% due 06/25/2032	65	30
0.594% due 01/25/2032	54	41
0.604% due 07/25/2032	14	7
1.014% due 08/25/2032	17	8
Amresco Residential Securities Mortgage Loan Trust
0.809% due 06/25/2028	163	84
0.824% due 03/25/2027	2	2
0.869% due 06/25/2027	119	102
0.869% due 09/25/2027	427	252
Argent Securities, Inc.
0.364% due 10/25/2036	1	1
Asset-Backed Funding Certificates
0.374% due 10/25/2036	65	64
0.374% due 11/25/2036	13	12
0.374% due 01/25/2037	92	76
0.664% due 06/25/2034	6,115	3,004
0.734% due 03/25/2035	4,905	2,704
1.334% due 03/25/2032	1,569	1,141
4.420% due 06/25/2035	500	451
Asset-Backed Securities Corp. Home Equity
0.714% due 05/25/2036	2,500	3
0.839% due 06/15/2031	70	32
1.669% due 04/15/2033	147	79
Bank One Issuance Trust
0.489% due 02/15/2017	1,500	1,399
Bayview Financial Asset Trust
0.714% due 12/25/2039	515	296
Bear Stearns Asset-Backed Securities Trust
0.384% due 12/25/2036	834	708
0.394% due 10/25/2036	511	453
0.434% due 05/25/2037	255	189
0.464% due 08/25/2036	117	103
0.644% due 01/25/2036	379	346
0.664% due 09/25/2034	3,881	3,601
0.714% due 10/27/2032	65	44
0.764% due 12/25/2033	1,007	676
0.804% due 06/25/2036	1,100	386
0.814% due 09/25/2034 (h)	413	315
0.904% due 06/25/2043	2,211	1,496
0.974% due 10/25/2032	147	90
1.064% due 11/25/2042	423	320
1.314% due 10/25/2037	12,192	5,391
1.514% due 10/25/2032	470	281
1.564% due 08/25/2037	6,073	3,220
1.914% due 10/25/2037	1,500	505
4.939% due 10/25/2036	3,148	1,740
5.000% due 01/25/2034	189	167
5.062% due 07/25/2036	2,322	850
5.250% due 10/25/2033	2,128	1,842
5.500% due 06/25/2034	2,117	1,760
5.500% due 12/25/2035	799	598
Bear Stearns Second Lien Trust
1.114% due 12/25/2036	5,000	228
Carrington Mortgage Loan Trust
0.364% due 10/25/2036	855	801
CDC Mortgage Capital Trust
0.934% due 01/25/2033	41	29
1.364% due 01/25/2033	1,383	706
Cendant Mortgage Corp.
5.986% due 07/25/2043	103	103
Centex Home Equity
0.794% due 06/25/2034	30	21
1.004% due 09/25/2034	1,018	642
5.160% due 09/25/2034	1,716	718
Charming Shoppes Master Trust
0.649% due 05/15/2014	625	616
Chase Funding Mortgage Loan Asset-Backed Certificates
0.604% due 11/25/2034	5	4
0.854% due 04/25/2033	5	4
1.964% due 03/25/2032	62	7
4.515% due 02/25/2014	395	371
4.537% due 09/25/2032	7	3
Chase Issuance Trust
0.369% due 08/15/2019	3,000	2,584
CIT Group Home Equity Loan Trust
0.964% due 12/25/2031	969	344
Citigroup Mortgage Loan Trust, Inc.
0.394% due 01/25/2037	230	167
0.414% due 10/25/2036	68	62
0.424% due 08/25/2036	1,147	818
0.424% due 03/25/2037	741	512
5.550% due 08/25/2035	500	220
5.629% due 08/25/2035	2,777	2,135
Community Program Loan Trust
4.500% due 10/01/2018	2,723	2,723
4.500% due 04/01/2029	500	445
Conseco Finance
1.019% due 08/15/2033	161	40
Conseco Finance Securitizations Corp.
8.310% due 05/01/2032	1,865	1,166
Conseco Financial Corp.
6.110% due 09/01/2023	990	981
6.180% due 04/01/2030	1,096	886
6.220% due 03/01/2030	3,645	2,935
6.240% due 12/01/2028	3	3
6.450% due 06/01/2030	137	133
6.530% due 04/01/2030	784	643
6.760% due 03/01/2030	318	262
6.810% due 12/01/2028	4,149	3,688
6.860% due 03/15/2028	31	29
6.860% due 07/15/2029	413	388
6.870% due 04/01/2030	48	40
7.070% due 01/15/2029	77	73
7.140% due 03/15/2028	440	384
7.290% due 03/15/2028	253	241
7.360% due 02/15/2029	32	29
7.550% due 01/15/2029	1,634	1,462
7.620% due 06/15/2028	112	101
Countrywide Asset-Backed Certificates
0.364% due 03/25/2037	792	780
0.364% due 05/25/2037	94	90
0.364% due 07/25/2037	960	887
0.394% due 06/25/2037	33	31
0.394% due 10/25/2047	842	740
0.424% due 06/25/2035	360	291
0.424% due 10/25/2046	18	17
0.434% due 01/25/2037	100	94
0.474% due 02/25/2036	145	138
0.494% due 09/25/2036	179	127
0.504% due 06/25/2036	1,312	888
0.544% due 09/25/2034	155	98
0.594% due 04/25/2034	8	5
0.654% due 05/25/2036	18	9
0.684% due 12/25/2034	69	43
0.684% due 04/25/2036	579	266
0.704% due 11/25/2034	1,146	764
0.774% due 05/25/2046	3,801	2,156
0.784% due 11/25/2033	250	177
0.794% due 12/25/2031	25	11
0.814% due 09/25/2032	382	240
0.914% due 11/25/2033	35	22
0.934% due 09/25/2033	18	10
0.964% due 10/25/2034	5,946	999
0.994% due 06/25/2033	24	21
1.214% due 04/25/2032	108	68
1.214% due 05/25/2032	670	639
4.946% due 10/25/2035	320	230
5.125% due 12/25/2034	3,873	1,195
6.047% due 05/25/2036	500	165
Credit-Based Asset Servicing & Securitization LLC
0.374% due 04/25/2037	2,861	2,233
0.404% due 12/25/2037	586	558
0.744% due 01/25/2036	1,000	29
1.214% due 11/25/2033	2,374	1,559
2.414% due 01/25/2031	313	290
5.028% due 08/25/2035	346	308
5.147% due 11/25/2035	16	16
CS First Boston Mortgage Securities Corp.
0.564% due 01/25/2043	63	62
0.674% due 05/25/2044	260	173
0.934% due 01/25/2032	14	9
Denver Arena Trust
6.940% due 11/15/2019	1,594	1,407
EMC Mortgage Loan Trust
0.764% due 12/25/2042	2,277	1,566
1.064% due 08/25/2040	1,299	1,115
Equifirst Mortgage Loan Trust
3.750% due 09/25/2033	1,355	1,033
Equity One Asset-Backed Securities, Inc.
0.564% due 07/25/2034	76	46
0.614% due 04/25/2034	1,324	503
0.654% due 07/25/2034	5	2
Fieldstone Mortgage Investment Corp.
0.404% due 07/25/2036	17	16
First Alliance Mortgage Loan Trust
0.525% due 09/20/2027	37	13
2.500% due 10/25/2024	11	9
8.020% due 03/20/2031	21	17
First Franklin Mortgage Loan Asset-Backed Certificates
0.354% due 01/25/2038	828	763
0.364% due 11/25/2036	1,719	1,620
0.384% due 12/25/2037	16	15
0.424% due 04/25/2036	1,552	1,518
0.424% due 06/25/2036	2,610	1,785
0.424% due 09/25/2036	3,000	2,482
0.424% due 12/25/2037	1,150	490
0.694% due 10/25/2034	7	7
0.714% due 04/25/2035	3,000	1,876
0.934% due 11/25/2031	219	159
First NLC Trust
0.384% due 08/25/2037	631	394
Fleet Home Equity Loan Trust
0.565% due 01/20/2033	163	99
Ford Credit Auto Owner Trust
2.100% due 11/15/2011	1,500	1,501
Fremont Home Loan Trust
0.364% due 10/25/2036	663	415
0.424% due 02/25/2036	309	286
Greenpoint Manufactured Housing
7.590% due 11/15/2028	49	46
GSAA Trust
0.584% due 06/25/2035	637	372
GSAMP Trust
0.354% due 10/25/2046	302	286
0.434% due 01/25/2047	1,247	1,089
0.464% due 10/25/2036	6,750	290
0.504% due 11/25/2035	4,473	5
0.604% due 03/25/2034	96	95
0.664% due 01/25/2045	381	199
0.864% due 03/25/2034	2,357	1,326
0.964% due 08/25/2033	47	30
GSRPM Mortgage Loan Trust
0.434% due 03/25/2035	869	799
0.694% due 09/25/2042	34	33
HFC Home Equity Loan Asset-Backed Certificates
0.425% due 03/20/2036	95	85
0.465% due 03/20/2036	280	196
0.475% due 01/20/2036	193	128
0.495% due 01/20/2036	1,591	972
0.605% due 01/20/2034	382	265
0.665% due 09/20/2033	499	374
0.845% due 01/20/2034	812	488
5.930% due 07/20/2036	296	284
Home Equity Asset Trust
0.374% due 05/25/2037	1,105	976
0.404% due 08/25/2037	363	320
0.464% due 10/25/2036	100	33
0.914% due 11/25/2032	1	1
1.109% due 07/25/2034	726	333
1.234% due 02/25/2033	1	0
Home Equity Mortgage Trust
0.494% due 05/25/2036	1,992	1,035
5.283% due 05/25/2036	135	21
5.821% due 04/25/2035	316	186
HSBC Asset Loan Obligation
0.374% due 12/25/2036	164	145
HSI Asset Securitization Corp. Trust
0.364% due 12/25/2036	1,881	1,322
IMC Home Equity Loan Trust
7.310% due 11/20/2028	94	81
Indymac Home Equity Loan Asset-Backed Trust
1.664% due 07/25/2034	1,000	400
Indymac Residential Asset-Backed Trust
0.364% due 11/25/2036	11	11
0.374% due 04/25/2037	807	766
0.474% due 07/25/2037	275	123
Irwin Home Equity Corp.
1.664% due 02/25/2029	888	506
JPMorgan Mortgage Acquisition Corp.
0.364% due 08/25/2036	194	181
0.364% due 10/25/2036	760	591
0.374% due 05/25/2037	1,438	1,174
0.377% due 11/25/2036	77	73
0.394% due 08/25/2036	24	22
0.424% due 08/25/2036	2,858	1,066
5.935% due 11/25/2036	506	488
Keystone Owner Trust
7.900% due 01/25/2029	59	59
7.930% due 05/25/2025	13	11
LA Arena Funding LLC
7.656% due 12/15/2026	2,765	2,594
Lake Country Mortgage Loan Trust
0.844% due 12/25/2032	734	675
Lehman XS Trust
0.394% due 11/25/2046	1,684	1,410
0.464% due 08/25/2035	12	12
0.464% due 04/25/2037	297	198
0.484% due 04/25/2046	5,886	4,659
Long Beach Mortgage Loan Trust
0.494% due 08/25/2035	28	27
0.594% due 10/25/2034	24	15
0.644% due 01/25/2046	47	12
0.784% due 08/25/2035	2,000	921
1.014% due 03/25/2032	1	1
1.739% due 03/25/2032	276	128
Loomis Sayles CBO
1.322% due 10/26/2020	2,983	2,482
Madison Avenue Manufactured Housing Contract
1.764% due 03/25/2032	1,500	1,192
Massachusetts Educational Financing Authority
2.042% due 04/25/2038	3,315	3,278
MASTR Asset-Backed Securities Trust
0.464% due 05/25/2037	500	253
0.864% due 10/25/2034	1,234	728
MASTR Specialized Loan Trust
1.164% due 05/25/2037	630	35
Merrill Lynch Mortgage Investors, Inc.
0.374% due 10/25/2037	395	91
0.384% due 08/25/2036	689	685
0.394% due 09/25/2037	239	206
0.404% due 06/25/2037	1,199	749
Mid-State Trust
6.005% due 08/15/2037	3,696	2,761
8.330% due 04/01/2030	883	710
Money Store Home Equity Trust
0.619% due 08/15/2029	111	40
Morgan Stanley ABS Capital I
0.364% due 09/25/2036	37	35
0.374% due 05/25/2037	1,345	855
0.414% due 09/25/2036	25	17
0.414% due 10/25/2036	5,000	2,568
0.414% due 11/25/2036	5,000	2,839
0.464% due 06/25/2036	325	150
0.634% due 11/25/2035	2,850	1,618
1.914% due 08/25/2034	1,414	579
2.314% due 07/25/2037	1,250	112
Morgan Stanley Dean Witter Capital I
2.789% due 01/25/2032	1,176	530
Morgan Stanley Home Equity Loan Trust
0.364% due 12/25/2036	29	26
Morgan Stanley IXIS Real Estate Capital Trust
0.424% due 11/25/2036	3,000	1,005
Morgan Stanley Mortgage Loan Trust
0.474% due 11/25/2036	2,561	482
Nationstar Home Equity Loan Trust
0.374% due 06/25/2037	92	82
New Century Home Equity Loan Trust
0.494% due 05/25/2036	1,031	699
0.574% due 06/25/2035	9	5
1.415% due 06/20/2031	2,793	2,288
Nomura Asset Acceptance Corp.
0.454% due 01/25/2036	99	87
0.624% due 01/25/2036	3,000	463
Nomura Home Equity Loan, Inc.
0.624% due 05/25/2035	53	52
Novastar Home Equity Loan
0.414% due 03/25/2037	580	475
1.094% due 05/25/2033	13	8
Oakwood Mortgage Investors, Inc.
0.694% due 03/15/2018	406	275
Option One Mortgage Loan Trust
0.364% due 01/25/2037	593	563
0.404% due 05/25/2037	181	164
0.815% due 08/20/2030	10	9
0.844% due 05/25/2034	35	18
0.854% due 06/25/2032	7	4
0.914% due 04/25/2033	47	27
Origen Manufactured Housing
0.559% due 05/15/2032	14	13
4.750% due 08/15/2021	2,000	1,821
7.650% due 03/15/2032	2,000	1,733
Park Place Securities, Inc.
0.904% due 02/25/2035	2,000	1,463
People’s Choice Home Loan Securities Trust
0.744% due 05/25/2035	1,200	864
Popular ABS Mortgage Pass-Through Trust
0.404% due 06/25/2047	1,921	1,507
0.574% due 11/25/2035	4	4
Quest Trust
2.014% due 07/20/2034	14	10
Renaissance Home Equity Loan Trust
0.814% due 12/25/2033	224	107
0.934% due 03/25/2033	33	15
1.414% due 09/25/2037	1,526	1,309
1.514% due 08/25/2032	1,613	709
4.934% due 08/25/2035	140	79
Residential Asset Mortgage Products, Inc.
0.384% due 02/25/2037	785	673
0.434% due 10/25/2036	655	647
0.714% due 06/25/2047	1,500	549
1.034% due 04/25/2033	4	2
1.094% due 02/25/2033	10	4
1.514% due 09/25/2047	1,930	1,201
5.707% due 08/25/2034	3,000	623
5.900% due 07/25/2034	2,000	470
5.942% due 04/25/2034	1,916	999
Residential Asset Securities Corp.
0.374% due 01/25/2037	561	501
0.384% due 02/25/2037	630	581
0.424% due 04/25/2037	1,132	985
0.744% due 03/25/2035	7,000	4,036
0.894% due 06/25/2033	189	81
7.140% due 04/25/2032	764	46
Residential Funding Mortgage Securities II, Inc.
0.604% due 12/25/2032	13	7
6.230% due 05/25/2037	5,000	876
8.350% due 03/25/2025	62	61
SACO I, Inc.
0.374% due 05/25/2036	53	31
0.494% due 05/25/2036	4,626	38
0.524% due 03/25/2036	2,947	467
0.574% due 06/25/2036	1,034	284
0.814% due 07/25/2035	3,708	1,080
Salomon Brothers Mortgage Securities VII, Inc.
0.794% due 03/25/2028	258	246
Saxon Asset Securities Trust
0.814% due 03/25/2032	688	401
0.834% due 08/25/2032	171	150
0.854% due 03/25/2035	33	17
Securitized Asset-Backed Receivables LLC Trust
0.364% due 10/25/2036	2,198	1,020
0.444% due 05/25/2037	1,980	1,236
0.644% due 10/25/2035	556	473
SLC Student Loan Trust
1.529% due 06/15/2021 (f)	10,700	9,978
SLM Student Loan Trust
0.669% due 06/15/2018	14	14
1.092% due 04/25/2017	33	33
1.592% due 10/25/2017	1,600	1,563
1.829% due 12/15/2033	4,000	3,093
1.992% due 07/25/2023 (f)	10,800	10,011
2.592% due 04/25/2023	1,473	1,504
Soundview Home Equity Loan Trust
0.394% due 01/25/2037	7	7
0.504% due 02/25/2036	62	48
0.574% due 12/25/2035	5,073	3,685
0.614% due 11/25/2035	167	133
South Carolina Student Loan Corp.
1.668% due 09/03/2024	600	565
Specialty Underwriting & Residential Finance
0.359% due 11/25/2037	9	9
0.414% due 11/25/2037	3,000	1,295
0.734% due 12/25/2035	690	656
Structured Asset Investment Loan Trust
0.364% due 07/25/2036	562	510
Structured Asset Securities Corp.
0.364% due 10/25/2036	938	857
0.364% due 02/25/2037	417	375
0.394% due 01/25/2037	1,064	940
0.404% due 06/25/2037	2,426	1,791
0.434% due 10/25/2036	1,669	1,303
0.604% due 01/25/2033	2,034	1,448
0.664% due 12/25/2034	2,073	1,628
0.714% due 05/25/2034	22	18
0.964% due 05/25/2034	98	80
1.014% due 08/25/2037	138	122
1.364% due 01/25/2033	129	31
3.375% due 08/25/2031	96	73
4.900% due 04/25/2035	839	497
Superior Wholesale Inventory Financing Trust
0.619% due 01/15/2012	3,000	2,723
Trapeza CDO I LLC
2.029% due 11/16/2034	1,000	141
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,000	550
UPS Capital Business Credit
0.869% due 03/15/2027	98	24
Vanderbilt Mortgage Finance
5.840% due 02/07/2026	295	267
6.210% due 05/07/2026	1,582	1,470
7.905% due 02/07/2026	387	390
Washington Mutual Asset-Backed Certificates
0.374% due 10/25/2036	830	681
Wells Fargo Home Equity Trust
0.364% due 01/25/2037	3	3
0.544% due 10/25/2035	3,472	3,281
0.564% due 12/25/2035	2,111	1,965
0.584% due 11/25/2035 (h)	503	486
WMC Mortgage Loan Pass-Through Certificates
1.140% due 03/20/2029	53	42

Total Asset-Backed Securities (Cost $374,193)		245,113

SHORT-TERM INSTRUMENTS 8.5%
REPURCHASE AGREEMENTS 0.7%
Barclays Capital, Inc.
0.100% due 07/01/2009	2,100	2,100
(Dated 06/30/2009. Collateralized by Freddie Mac 0.926% due 05/04/2011 valued at $2,163. Repurchase proceeds are $2,100.)
State Street Bank and Trust Co.
0.010% due 07/01/2009	1,414	1,414
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/27/2009 valued at $1,445. Repurchase proceeds are $1,414.)

		3,514

U.S. TREASURY BILLS 3.1%
0.108% due 07/02/2009 - 07/23/2009 (c)(e)	16,770	16,769

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 4.7%
	2,549,266	25,516

Total Short-Term Instruments (Cost $45,800)		45,799

Total Investments 166.6% (Cost $1,122,529)		$894,060
Other Assets and Liabilities (Net) (66.6%)		(357,356)

Net Assets 100.0%		$536,704

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Interest only security.

(c) Coupon represents a weighted average rate.

(d) Affiliated to the Portfolio.

(e) Securities with an aggregate market value of $153,931 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(f) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $112,864 at a weighted average interest rate of 0.592%. On June 30, 2009, securities valued at $124,660 were pledged as collateral for reverse repurchase agreements.

(g) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Asset Backed Securities - Buy Protection (1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Ameriquest Mortgage Securities, Inc.1-Month USD-LIBOR plus 1.860% due 01/25/2034	RBS	(0.800%)	01/25/2034	$1,223	$660	$0	$660
Ameriquest Mortgage Securities, Inc.1-Month USD-LIBOR plus 2.100% due 05/25/2033	RBS	(0.700%)	05/25/2033	2,500	1,577	0	1,577
Baldwin Segregated Portfolio 3-Month USD-LIBOR plus 0.750% due 06/25/2046	WAC	(0.800%)	06/25/2046	2,000	1,990	1,312	678
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 2.000% due 12/25/2035	UBS	(2.250%)	12/25/2035	165	159	0	159
Commercial Industrial Finance Corp. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CITI	(2.150%)	10/20/2020	1,000	863	0	863
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 1.350% due 10/25/2035	JPM	(1.500%)	10/25/2035	2,000	1,887	0	1,887
Indymac Home Equity Loan Asset-Backed Trust 1-Month USD-LIBOR plus 0.630% due 06/25/2030	JPM	(0.450%)	06/25/2030	1,430	664	0	664
KLIO Funding Ltd. 3-Month USD-LIBOR plus 1.800% due 04/23/2039	JPM	(1.700%)	04/23/2039	1,000	891	0	891
LB-UBS Commercial Mortgage Trust 5.406% due 09/15/2040	JPM	(1.170%)	09/15/2040	1,000	889	0	889
Lenox Street Ltd. 3-Month USD-LIBOR plus 1.750% due 03/04/2045	MLP	(3.500%)	03/04/2050	1,000	947	0	947
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 1.400% due 02/25/2034	BCLY	(0.490%)	02/25/2034	214	133	0	133
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.250% due 07/25/2032	CSFB	(3.375%)	07/25/2032	805	755	81	674
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 3.500% due 02/25/2034	GSC	(2.000%)	02/25/2034	520	267	0	267
Merrill Lynch Mortgage Trust 5.244% due 11/12/2037	JPM	(1.150%)	11/12/2037	1,000	831	0	831
Morgan Stanley ABS Capital I 1-Month USD-LIBOR plus 1.700% due 12/27/2033	MSC	(0.540%)	12/27/2033	211	131	0	131
Park Place Securities, Inc. 1-Month USD-LIBOR plus 1.250% due 05/25/2035	DUB	(1.100%)	05/25/2035	2,000	1,905	0	1,905
Park Place Securities, Inc. 1-Month USD-LIBOR plus 2.200% due 03/25/2035	DUB	(2.650%)	03/25/2035	5,000	4,830	0	4,830
Park Place Securities, Inc. 1-Month USD-LIBOR plus 3.500% due 09/25/2034	JPM	(3.000%)	09/25/2034	1,411	1,374	0	1,374
Race Point CLO 3-Month USD-LIBOR plus 1.650% due 04/15/2020	WAC	(1.950%)	04/15/2020	2,000	1,707	0	1,707
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.300% due 02/25/2035	BCLY	(1.240%)	02/25/2035	191	108	0	108
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.820% due 02/25/2035	BCLY	(0.610%)	02/25/2035	474	470	0	470
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%)	10/11/2021	500	397	0	397

					$23,435	$1,393	$22,042

Credit Default Swaps on Asset Backed Securities - Sell Protection (2)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ACE Securities Corp. 1-Month USD-LIBOR plus 0.700% due 07/25/2034	GSC	0.700%	07/25/2034	$664	$(261)	$(166)	$(95)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.610% due 01/25/2035	GSC	0.610%	01/25/2035	793	(671)	(539)	(132)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.640% due 09/25/2034	GSC	0.640%	09/25/2034	1,000	(389)	(340)	(49)
Ameriquest Mortgage Securities, Inc.1-Month USD-LIBOR plus 1.860% due 01/25/2034	GSC	1.860%	01/25/2034	1,223	(610)	0	(610)
Ameriquest Mortgage Securities, Inc.1-Month USD-LIBOR plus 2.100% due 05/25/2033	GSC	3.150%	05/25/2033	2,500	(1,263)	0	(1,263)
Argent Securities, Inc. 1-Month USD-LIBOR plus 0.490% due 10/25/2035	GSC	0.490%	10/25/2035	1,000	(416)	(380)	(36)
Asset-Backed Securities Corp. Home Equity 1-Month USD-LIBOR plus 0.630% due 09/25/2034	GSC	0.630%	09/25/2034	1,000	(541)	(310)	(231)
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.800% due 08/25/2034	GSC	0.800%	08/25/2034	1,000	(456)	(330)	(126)
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 2.000% due 12/25/2035	JPM	2.550%	12/25/2035	165	(159)	0	(159)
Carrington Mortgage Loan Trust 1-Month USD-LIBOR plus 0.480% due 10/25/2035	GSC	0.480%	10/25/2035	1,000	(325)	(300)	(25)
Countrywide Asset-Backed Certificates 1-Month USD-LIBOR plus 0.650% due 06/25/2035	GSC	0.650%	06/25/2035	1,000	(588)	(300)	(288)
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.460% due 07/25/2035	GSC	0.460%	07/25/2035	1,000	(605)	(350)	(255)
GSAMP Trust 1-Month USD-LIBOR plus 0.490% due 09/25/2035	GSC	0.490%	09/25/2035	2,000	(736)	(700)	(36)
Indymac Home Equity Loan Asset-Backed Trust 1-Month USD-LIBOR plus 0.630% due 06/25/2030	MSC	1.815%	06/25/2030	1,430	(591)	0	(591)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 0.700% due 10/25/2034	GSC	0.700%	10/25/2034	1,000	(360)	(320)	(40)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 2.250% due 07/25/2032	MSC	3.375%	07/25/2032	805	(787)	(97)	(690)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 3.500% due 07/25/2033	BOA	6.250%	07/25/2033	492	(390)	0	(390)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 3.500% due 02/25/2034	MLP	2.250%	02/25/2034	519	(264)	0	(264)
MASTR Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.500% due 12/25/2034	GSC	0.500%	12/25/2034	1,000	(379)	(280)	(99)
New Century Home Equity Loan Trust 1-Month USD-LIBOR plus 0.450% due 06/25/2035	GSC	0.450%	06/25/2035	1,000	(371)	(340)	(31)
Option One Mortgage Loan Trust 1-Month USD-LIBOR plus 0.520% due 02/25/2035	GSC	0.520%	02/25/2035	1,000	(472)	(450)	(22)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.650% due 10/25/2034	GSC	0.650%	10/25/2034	1,000	(427)	(300)	(127)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.700% due 10/25/2034	GSC	0.700%	10/25/2034	1,000	(495)	(350)	(145)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.740% due 12/25/2034	GSC	0.740%	12/25/2034	1,000	(428)	(320)	(108)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 2.200% due 03/25/2035	MSC	3.030%	03/25/2035	5,000	(4,822)	0	(4,822)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 3.500% due 09/25/2034	GSC	5.000%	09/25/2034	1,411	(1,366)	0	(1,366)
Residential Asset Mortgage Products, Inc. 1-Month USD-LIBOR plus 0.620% due 11/25/2034	GSC	0.620%	11/25/2034	1,000	(512)	(280)	(232)
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 0.500% due 09/25/2036	GSC	0.500%	09/25/2036	1,000	(909)	(450)	(459)
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 0.800% due 10/25/2035	GSC	0.800%	10/25/2035	677	(291)	(305)	14
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.440% due 04/25/2035	GSC	0.440%	04/25/2035	1,000	(584)	(550)	(34)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.480% due 09/25/2035	GSC	0.480%	09/25/2035	2,000	(1,140)	(1,100)	(40)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.510% due 08/25/2035	GSC	0.510%	08/25/2035	1,500	(1,173)	(1,125)	(48)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.650% due 09/25/2034	GSC	0.650%	09/25/2034	1,000	(242)	(400)	158
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.850% due 12/25/2034	GSC	0.850%	12/25/2034	809	(662)	(283)	(379)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.950% due 04/25/2034	GSC	1.425%	04/25/2034	314	(112)	(125)	13
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.300% due 11/25/2034	GSC	1.300%	11/25/2034	354	(344)	(333)	(11)
Wells Fargo Home Equity Trust 1-Month USD-LIBOR plus 0.630% due 04/25/2034	GSC	0.630%	04/25/2034	297	(140)	(104)	(36)

					$(24,281)	$(11,227)	$(13,054)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Masco Corp.	BOA	(0.610%)	09/20/2012	3.728%	$5,000	$449	$0	$449

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
American International Group, Inc.	MLP	0.850%	12/20/2012	16.302%	$10,000	$(3,616)	$0	$(3,616)
Berkshire Hathaway Finance Corp.	JPM	0.900%	09/20/2009	2.632%	5,000	(18)	0	(18)

						$(3,634)	$0	$(3,634)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-5 7-Year Index 10-15%	MSC	(0.140%)	12/20/2012	$11,200	$1,144	$0	$1,144

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	DUB	0.540%	07/25/2045	$293	$(270)	$(122)	$(148)
ABX.HE AA 06-2 Index	DUB	0.170%	05/25/2046	294	(272)	(118)	(154)
ABX.HE AA 07-1 Index	BOA	0.150%	08/25/2037	10,000	(9,699)	(8,875)	(824)
ABX.HE AA 07-1 Index	CSFB	0.150%	08/25/2037	55,000	(53,342)	(42,975)	(10,367)
ABX.HE AA 07-1 Index	DUB	0.150%	08/25/2037	300	(291)	(181)	(110)
ABX.HE AAA 06-1 Index	CSFB	0.180%	07/25/2045	2,739	(452)	(452)	0
ABX.HE AAA 06-1 Index	DUB	0.180%	07/25/2045	15,807	(4,858)	(2,113)	(2,745)
ABX.HE AAA 06-1 Index	MSC	0.180%	07/25/2045	18,596	(5,715)	(1,379)	(4,336)
ABX.HE AAA 06-2 Index	BOA	0.110%	05/25/2046	9,978	(6,684)	(2,095)	(4,589)
ABX.HE AAA 06-2 Index	CSFB	0.110%	05/25/2046	29,237	(19,585)	(13,237)	(6,348)
ABX.HE AAA 06-2 Index	MLP	0.110%	05/25/2046	4,989	(3,342)	(898)	(2,444)
ABX.HE AAA 07-1 Index	CITI	0.090%	08/25/2037	10,000	(7,418)	(4,775)	(2,643)
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	23,500	(17,432)	(14,490)	(2,942)
CDX.HY-8 5-Year Index 35-100%	BCLY	0.787%	06/20/2012	2,427	(88)	0	(88)
CDX.HY-8 5-Year Index 35-100%	BCLY	1.465%	06/20/2012	4,855	(84)	0	(84)
CDX.HY-8 5-Year Index 35-100%	CITI	0.415%	06/20/2012	1,942	(90)	0	(90)
CDX.HY-8 5-Year Index 35-100%	CITI	0.630%	06/20/2012	4,855	(197)	0	(197)
CDX.HY-8 5-Year Index 35-100%	CITI	0.830%	06/20/2012	9,710	(340)	0	(340)
CDX.HY-8 5-Year Index 35-100%	MLP	0.910%	06/20/2012	2,428	(80)	0	(80)
CDX.HY-9 5-Year Index 35-100%	MLP	1.140%	12/20/2012	9,708	(588)	0	(588)
CDX.HY-9 5-Year Index 35-100%	MLP	1.442%	12/20/2012	4,854	(248)	0	(248)
CDX.IG-5 10-Year Index 10-15%	MSC	0.460%	12/20/2015	8,000	(1,531)	0	(1,531)

					$(132,606)	$(91,710)	$(40,896)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB	$38,600	$1,924	$1,217	$707
Pay	3-Month USD-LIBOR	4.000%	06/17/2016	RBS	94,000	3,627	8,154	(4,527)

						$5,551	$9,371	$(3,820)

(h) Restricted securities as of June 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bear Stearns Asset-Backed Securities Trust	0.814%	09/25/2034	03/29/2006	$413	$315	0.06%
Wells Fargo Home Equity Trust	0.584%	11/25/2035	05/18/2009	484	486	0.09%

				$897	$801	0.15%

(i) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	07/01/2039	$1,500	$1,559	$1,568
Freddie Mac	6.000%	07/01/2039	2,300	2,392	2,401

				$3,951	$3,969

(j) Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$29,566	$4,169	$33,735
U.S. Government Agencies	0	334,046	379	334,425
Mortgage-Backed Securities	0	232,231	174	232,405
Asset-Backed Securities	0	240,486	4,627	245,113
Short-Term Instruments	25,516	20,283	0	45,799
Other Investments++	0	2,583	0	2,583

Investments, at value	$25,516	$859,195	$9,349	$894,060

Short Sales, at value	$0	$(3,969)	$0	$(3,969)

Financial Derivative Instruments+++	$0	$(44,956)	$7,187	$(37,769)

Total	$25,516	$810,270	$16,536	$852,322

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$3,795	$(66)	$2	$(2)	$440	$0	$4,169
U.S. Government Agencies	386	(6)	0	0	(1)	0	379
Mortgage-Backed Securities	181	(5)	0	(1)	(1)	0	174
Asset-Backed Securities	729	2,243	7	1	(290)	1,937	4,627

Investments, at value	$5,091	$2,166	$9	$(2)	$148	$1,937	$9,349

Financial Derivative Instruments+++	$7,612	$0	$0	$0	$(428)	$3	$7,187

Total	$12,703	$2,166	$9	$(2)	$(280)	$1,940	$16,536

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Developing Local Markets Portfolio

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BRAZIL 9.0%
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2010	BRL	81,000	$39,725
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		23,200	11,589

Total Brazil (Cost $47,899)			51,314

CAYMAN ISLANDS 0.1%
Atrium CDO Corp.
1.522% due 06/27/2015		$475	366

Total Cayman Islands (Cost $473)			366

EGYPT 0.0%
Petroleum Export Ltd.
4.623% due 06/15/2010		$155	152
4.633% due 06/15/2010		22	22
5.265% due 06/15/2011		159	153

Total Egypt (Cost $334)			327

GERMANY 0.3%
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		$1,500	1,539

Total Germany (Cost $1,521)			1,539

MEXICO 0.1%
America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	2,700	152
Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016		10,000	731

Total Mexico (Cost $1,175)			883

NETHERLANDS 0.1%
Siemens Financieringsmaatschappij NV
0.956% due 08/14/2009		$400	400

Total Netherlands (Cost $400)			400

NORWAY 0.0%
DnB NOR Bank ASA
1.209% due 10/13/2009		$100	99

Total Norway (Cost $100)			99

QATAR 0.0%
Ras Laffan Liquefied Natural Gas Co. Ltd.
3.437% due 09/15/2009		$70	70

Total Qatar (Cost $70)			70

SOUTH KOREA 0.2%
Korea Development Bank
5.300% due 01/17/2013		$1,150	1,137

Total South Korea (Cost $1,149)			1,137

UNITED KINGDOM 0.0%
AstraZeneca PLC
0.948% due 09/11/2009		$100	100

Total United Kingdom (Cost $100)			100

UNITED STATES 53.5%
ASSET-BACKED SECURITIES 0.7%
ACE Securities Corp.
0.364% due 08/25/2036		$57	41
0.364% due 12/25/2036		31	23
0.404% due 06/25/2037		88	62
American Express Credit Account Master Trust
0.819% due 02/15/2012		92	92
Asset-Backed Funding Certificates
0.664% due 06/25/2034		305	150
Bear Stearns Asset-Backed Securities Trust
1.314% due 10/25/2037		960	518
Carrington Mortgage Loan Trust
0.364% due 01/25/2037		32	26
0.414% due 06/25/2037		629	501
Citigroup Mortgage Loan Trust, Inc.
0.374% due 05/25/2037		111	90
0.374% due 07/25/2045		120	84
Countrywide Asset-Backed Certificates
0.394% due 10/25/2047		84	74
0.494% due 09/25/2036		120	85
Credit-Based Asset Servicing & Securitization LLC
0.374% due 11/25/2036		32	26
0.434% due 07/25/2037		719	531
First NLC Trust
0.384% due 08/25/2037		401	251
Fremont Home Loan Trust
0.374% due 01/25/2037		36	23
GE-WMC Mortgage Securities LLC
0.354% due 08/25/2036		22	16
GSAMP Trust
0.384% due 10/25/2036		4	3
0.384% due 12/25/2036		39	21
Home Equity Asset Trust
0.374% due 05/25/2037		37	33
HSI Asset Securitization Corp. Trust
0.364% due 10/25/2036		32	19
0.364% due 12/25/2036		35	30
0.374% due 05/25/2037		204	144
Indymac Residential Asset-Backed Trust
0.394% due 07/25/2037		66	60
JPMorgan Mortgage Acquisition Corp.
0.374% due 03/25/2047		147	106
0.394% due 08/25/2036		19	18
0.394% due 03/25/2037		84	67
0.424% due 08/25/2036		400	144
Lehman ABS Mortgage Loan Trust
0.404% due 06/25/2037		103	65
Lehman XS Trust
0.394% due 11/25/2046		143	119
0.434% due 11/25/2036		31	31
Long Beach Mortgage Loan Trust
0.354% due 11/25/2036		11	10
0.374% due 10/25/2036		20	18
0.594% due 10/25/2034		62	40
MASTR Asset-Backed Securities Trust
0.394% due 05/25/2037		73	59
Merrill Lynch Mortgage Investors, Inc.
0.394% due 09/25/2037		22	19
Morgan Stanley ABS Capital I
0.364% due 11/25/2036		37	35
0.374% due 05/25/2037		183	132
New Century Home Equity Loan Trust
0.494% due 05/25/2036		79	54
Popular ABS Mortgage Pass-Through Trust
0.404% due 06/25/2047		107	84
Securitized Asset-Backed Receivables LLC Trust
0.374% due 12/25/2036		71	40
0.394% due 11/25/2036		29	12
SLM Student Loan Trust
1.082% due 10/25/2016		14	14
1.082% due 07/25/2017		39	39
1.242% due 01/25/2017		50	50
Soundview Home Equity Loan Trust
0.394% due 06/25/2037		95	76
South Carolina Student Loan Corp.
1.168% due 09/02/2014		62	61
WaMu Asset-Backed Certificates
0.364% due 01/25/2037		32	23
Washington Mutual Asset-Backed Certificates
0.374% due 10/25/2036		40	32

			4,251

CORPORATE BONDS & NOTES 9.1%
American Express Centurion Bank
0.479% due 12/17/2009		100	99
Bear Stearns Cos. LLC
1.445% due 09/26/2013	EUR	300	386
1.507% due 07/19/2010		$926	927
5.300% due 10/30/2015		100	99
5.500% due 08/15/2011		100	105
6.950% due 08/10/2012		500	544
Citigroup, Inc.
1.004% due 05/18/2010		500	491
Dominion Resources, Inc.
1.664% due 06/17/2010		400	398
Ford Motor Credit Co. LLC
5.700% due 01/15/2010		1,736	1,676
General Electric Capital Corp.
0.609% due 12/21/2012		30,000	30,135
0.953% due 08/15/2011		200	190
1.478% due 02/01/2011		152	147
General Mills, Inc.
1.231% due 01/22/2010		2,800	2,796
Goldman Sachs Group, Inc.
0.856% due 03/02/2010		500	486
Hewlett-Packard Co.
0.689% due 06/15/2010		2,735	2,738
International Business Machines Corp.
1.652% due 07/28/2011		3,000	3,020
International Lease Finance Corp.
0.881% due 05/24/2010		1,000	912
John Deere Capital Corp.
1.202% due 07/16/2010		3,200	3,188
JPMorgan Chase & Co.
0.859% due 06/15/2012		600	607
Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)		500	76
3.011% due 12/23/2010 (a)		1,100	168
5.316% due 04/05/2011 (a)	EUR	2,142	443
Metropolitan Life Global Funding I
0.894% due 05/17/2010		$500	496
Morgan Stanley
1.236% due 02/10/2012		100	101
Public Service Electric & Gas Co.
1.514% due 03/12/2010		350	350
Roche Holdings, Inc.
2.661% due 02/25/2011		50	51
SLM Corp.
1.252% due 07/26/2010		100	91
1.477% due 12/15/2010	EUR	100	122
State Street Bank and Trust Co.
0.829% due 09/15/2011		$500	504
UnitedHealth Group, Inc.
0.789% due 06/21/2010		200	198
Xerox Corp.
1.363% due 12/18/2009		300	297

			51,841

MORTGAGE-BACKED SECURITIES 2.7%
Adjustable Rate Mortgage Trust
5.152% due 09/25/2035		323	211
American Home Mortgage Assets
0.504% due 05/25/2046		161	59
0.504% due 09/25/2046		59	25
2.040% due 02/25/2047		82	27
2.260% due 11/25/2046		80	37
American Home Mortgage Investment Trust
5.660% due 09/25/2045		55	33
Banc of America Funding Corp.
6.102% due 01/20/2047		455	243
Banc of America Mortgage Securities, Inc.
4.185% due 07/25/2034		205	165
5.433% due 02/25/2036		105	70
Bear Stearns Adjustable Rate Mortgage Trust
4.784% due 04/25/2034		208	179
5.172% due 02/25/2034		307	198
5.457% due 05/25/2047		139	81
Bear Stearns Alt-A Trust
0.474% due 02/25/2034		48	27
5.738% due 01/25/2036		712	357
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030		2	2
Bear Stearns Mortgage Funding Trust
0.384% due 02/25/2037		72	56
Bear Stearns Structured Products, Inc.
5.644% due 01/26/2036		1,619	895
5.714% due 12/26/2046		958	584
CC Mortgage Funding Corp.
0.444% due 05/25/2048		356	130
Chase Mortgage Finance Corp.
5.426% due 03/25/2037		69	43
Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035		289	210
4.669% due 08/25/2035		300	89
5.672% due 07/25/2046		62	33
Commercial Mortgage Pass-Through Certificates
0.419% due 04/15/2017		27	26
Countrywide Alternative Loan Trust
0.494% due 05/25/2047		154	58
0.495% due 02/20/2047		148	58
0.504% due 09/25/2046		106	40
0.524% due 07/25/2046		29	12
0.525% due 07/20/2046		133	51
0.644% due 11/20/2035		58	26
2.340% due 12/25/2035		82	37
2.340% due 02/25/2036		42	19
5.886% due 02/25/2037		150	88
Countrywide Home Loan Mortgage Pass-Through Trust
0.654% due 03/25/2036		821	152
6.069% due 09/25/2047		20	12
CS First Boston Mortgage Securities Corp.
3.755% due 06/25/2033		444	370
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.384% due 01/25/2047		29	26
0.394% due 02/25/2037		24	22
0.404% due 08/25/2037		266	231
First Horizon Asset Securities, Inc.
3.170% due 07/25/2033		174	154
5.365% due 08/25/2035		298	227
Greenpoint Mortgage Funding Trust
0.394% due 10/25/2046		93	77
0.394% due 01/25/2047		117	89
0.584% due 11/25/2045		154	73
Greenpoint Mortgage Pass-Through Certificates
4.826% due 10/25/2033		371	281
GSR Mortgage Loan Trust
5.176% due 01/25/2036		68	46
Harborview Mortgage Loan Trust
0.403% due 01/19/2038		23	21
0.493% due 07/19/2046		120	50
0.503% due 01/19/2038		215	92
0.505% due 08/21/2036		29	12
0.513% due 09/19/2046		30	13
0.553% due 03/19/2036		236	100
5.234% due 07/19/2035		789	482
5.849% due 08/19/2036		19	11
Impac Secured Assets CMN Owner Trust
0.394% due 01/25/2037		21	20
Indymac IMSC Mortgage Loan Trust
0.494% due 07/25/2047		64	25
Indymac Index Mortgage Loan Trust
0.404% due 11/25/2046		33	31
0.504% due 09/25/2046		96	38
0.514% due 06/25/2047		59	25
0.524% due 05/25/2046		13	5
0.554% due 07/25/2035		17	8
4.976% due 12/25/2034		210	159
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.399% due 09/15/2021		76	67
Luminent Mortgage Trust
0.484% due 12/25/2036		79	31
0.494% due 12/25/2036		63	23
MASTR Adjustable Rate Mortgages Trust
0.424% due 05/25/2047		13	13
0.524% due 04/25/2046		44	18
Merrill Lynch Floating Trust
0.389% due 06/15/2022		56	39
Merrill Lynch Mortgage Investors, Inc.
0.524% due 02/25/2036		1,386	749
Merrill Lynch Mortgage-Backed Securities Trust
5.845% due 04/25/2037		55	30
MLCC Mortgage Investors, Inc.
0.564% due 11/25/2035		598	405
1.314% due 10/25/2035		330	263
Provident Funding Mortgage Loan Trust
3.680% due 08/25/2033		281	235
Residential Accredit Loans, Inc.
0.414% due 09/25/2046		33	26
0.614% due 08/25/2035		80	36
Residential Funding Mortgage Securities I
5.202% due 09/25/2035		329	236
Sequoia Mortgage Trust
4.263% due 04/20/2035		363	280
5.102% due 01/20/2047		27	15
Structured Adjustable Rate Mortgage Loan Trust
4.266% due 07/25/2034		849	711
5.334% due 01/25/2035		315	212
5.516% due 08/25/2035		201	131
Structured Asset Mortgage Investments, Inc.
0.384% due 08/25/2036		93	89
0.414% due 09/25/2047		409	381
0.534% due 05/25/2036		358	142
0.534% due 05/25/2046		47	19
0.563% due 07/19/2035		1,640	1,042
0.643% due 10/19/2034		512	391
Structured Asset Securities Corp.
3.986% due 06/25/2033		614	455
4.504% due 10/25/2035		36	25
TBW Mortgage-Backed Pass-Through Certificates
0.414% due 09/25/2036		3	3
0.424% due 01/25/2037		21	19
WaMu Mortgage Pass-Through Certificates
0.534% due 07/25/2046		622	163
0.802% due 11/25/2034		1,211	408
2.070% due 01/25/2047		72	32
2.100% due 04/25/2047		77	32
2.139% due 02/25/2047		153	62
2.139% due 03/25/2047		137	56
2.150% due 12/25/2046		69	30
2.160% due 12/25/2046		69	23
2.340% due 02/25/2046		84	37
2.540% due 11/25/2042		35	20
2.909% due 06/25/2033		186	145
3.127% due 09/25/2046		270	117
3.127% due 10/25/2046		138	62
3.711% due 03/25/2034		343	288
5.293% due 01/25/2037		52	30
5.468% due 04/25/2037		37	22
5.575% due 12/25/2036		33	21
5.581% due 12/25/2036		100	62
5.632% due 05/25/2037		70	45
5.928% due 09/25/2036		45	29
Washington Mutual Alternative Mortgage Pass-Through Certificates
2.310% due 05/25/2046		31	13
Wells Fargo Mortgage-Backed Securities Trust
4.981% due 12/25/2034		305	272
5.593% due 07/25/2036		73	49

			15,125

U.S. GOVERNMENT AGENCIES 41.0%
Fannie Mae
2.638% due 06/01/2043 - 07/01/2044		80	79
5.000% due 02/25/2017		32	33
5.500% due 05/01/2037 - 04/01/2039		100,000	103,360
6.000% due 07/01/2036 - 06/01/2037		24,130	25,258
Freddie Mac
0.594% due 09/25/2031		207	189
0.641% due 08/24/2010 (d)		73	73
0.896% due 05/05/2011		5,448	5,450
0.926% due 05/04/2011		310	311
0.937% due 08/05/2011 (d)		100,000	100,036
5.000% due 11/15/2029		1	1

			234,790

Total United States (Cost $318,269)			306,007

SHORT-TERM INSTRUMENTS 34.1%
REPURCHASE AGREEMENTS 8.4%
JPMorgan Chase Bank N.A.
0.090% due 07/01/2009		47,400	47,400
(Dated 06/30/2009. Collateralized by Fannie Mae 7.125% due 06/15/2010 valued at $48,387. Repurchase proceeds are $47,400.)
State Street Bank and Trust Co.
0.010% due 07/01/2009		625	625
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/27/2009 valued at $640. Repurchase proceeds are $625.)

			48,025

U.S. TREASURY BILLS 0.6%
0.116% due 07/16/2009 - 07/30/2009 (b)(d)		3,420	3,420

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 25.1%
		14,355,924	143,688

Total Short-Term Instruments (Cost $195,134)			195,133

PURCHASED OPTIONS (g) 0.0% (Cost $12)			2
Total Investments 97.4% (Cost $566,636)			$557,377
Written Options (h) (0.0%) (Premiums $13)			(2)
Other Assets and Liabilities (Net) 2.6%			14,846

Net Assets 100.0%			$572,221

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Affiliated to the Portfolio.

(d) Securities with an aggregate market value of $4,027 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(e) Cash of $168 has been pledged as collateral for futures contracts on June 30, 2009.

(f) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Korea Development Bank	MSC	(0.940%)	03/20/2013	1.876%	$1,150	$37	$0	$37

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	14.225%	01/04/2010	BCLY	BRL	251,100	$5,251	$0	$5,251
Pay	28-Day MXN TIIE	9.920%	08/12/2015	MSC	MXN	4,000	35	0	35
Pay	28-Day MXN TIIE	8.770%	08/03/2016	CITI		2,550	10	0	10
Pay	28-Day MXN TIIE	8.780%	08/03/2016	BCLY		2,550	10	0	10

							$5,306	$0	$5,306

(g) Purchased options outstanding on June 30, 2009:

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 5.500% due 07/01/2039	$94.000	08/06/2009	$100,000	$12	$2

(h) Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar September Futures	$98.500	09/14/2009	55	$13	$2

(i) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	07/01/2039	$10,000	$10,303	$10,320
Fannie Mae	6.000%	07/01/2039	10,000	10,410	10,452

				$20,713	$20,772

(j) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	BCLY	46,086	08/2009	$0	$(23)	$(23)
Buy		HSBC	525,936	08/2009	16,283	(35)	16,248
Sell		JPM	8,479	08/2009	0	(22)	(22)
Buy		MSC	45,545	08/2009	102	0	102
Sell		UBS	99,255	08/2009	0	(3,283)	(3,283)
Buy	CLP	BCLY	4,064,464	11/2009	637	0	637
Sell		CITI	4,064,464	11/2009	0	(607)	(607)
Buy	CNY	CITI	40,912	07/2009	0	(9)	(9)
Sell		CITI	15,337	07/2009	0	(13)	(13)
Buy		DUB	77,267	07/2009	0	(30)	(30)
Sell		DUB	213,838	07/2009	0	(661)	(661)
Buy		HSBC	35,092	07/2009	138	0	138
Buy		JPM	75,904	07/2009	0	(392)	(392)
Buy		BCLY	78,308	09/2009	236	0	236
Sell		BCLY	294,641	09/2009	0	(1,009)	(1,009)
Buy		CITI	144,933	09/2009	434	0	434
Sell		CITI	171,834	09/2009	18	(396)	(378)
Buy		DUB	165,063	09/2009	543	0	543
Sell		DUB	32,108	09/2009	20	0	20
Buy		HSBC	358,233	09/2009	863	0	863
Sell		HSBC	34,600	09/2009	0	(69)	(69)
Buy		JPM	9,306	09/2009	23	0	23
Sell		JPM	88,621	09/2009	17	(286)	(269)
Buy		BCLY	546,523	03/2010	0	(759)	(759)
Buy		BOA	121,201	03/2010	0	(173)	(173)
Buy		CITI	5,357	03/2010	0	(3)	(3)
Buy		DUB	46,561	03/2010	0	(71)	(71)
Sell		DUB	44,714	03/2010	40	0	40
Buy		HSBC	5,155	03/2010	0	(2)	(2)
Buy		JPM	181,431	03/2010	7	(72)	(65)
Sell	HUF	BCLY	1,194	10/2009	0	(1)	(1)
Buy		JPM	1,194	10/2009	1	0	1
Buy	INR	BOA	45,079	07/2009	87	0	87
Buy		CITI	45,026	07/2009	83	0	83
Buy		DUB	39,632	07/2009	67	0	67
Sell		DUB	127,950	07/2009	0	(161)	(161)
Sell		JPM	1,787	07/2009	0	(1)	(1)
Buy	MXN	BCLY	449,529	11/2009	435	0	435
Buy		CITI	41,215	11/2009	47	0	47
Sell		CITI	8,086	11/2009	0	(59)	(59)
Buy		HSBC	41,866	11/2009	14	0	14
Buy		JPM	784,958	11/2009	855	0	855
Buy		UBS	101,622	11/2009	118	0	118
Buy	MYR	BCLY	9,351	08/2009	112	0	112
Sell		BCLY	14,572	08/2009	0	(33)	(33)
Buy		CITI	7,228	08/2009	73	0	73
Buy		HSBC	8,343	08/2009	98	0	98
Sell		JPM	10,351	08/2009	0	(33)	(33)
Sell	PEN	BCLY	3,478	07/2009	0	(79)	(79)
Buy		DUB	3,478	07/2009	71	0	71
Sell	PHP	BCLY	22,592	08/2009	1	0	1
Buy		CITI	441,689	08/2009	10	(40)	(30)
Sell		CITI	14,385	08/2009	0	(1)	(1)
Sell		DUB	9,583	08/2009	0	0	0
Buy		JPM	133	08/2009	0	0	0
Sell		JPM	395,262	08/2009	0	(99)	(99)
Buy	PLN	DUB	67	11/2009	2	0	2
Buy		JPM	162	11/2009	2	0	2
Sell		JPM	229	11/2009	0	(3)	(3)
Sell	SGD	BCLY	942	07/2009	0	(26)	(26)
Buy		CITI	2,906	07/2009	26	0	26
Buy		HSBC	3,847	07/2009	19	(4)	15
Buy		JPM	2,740	07/2009	69	0	69
Sell		JPM	8,551	07/2009	33	0	33
Buy	ZAR	BCLY	805	11/2009	19	0	19
Buy		DUB	5,053	11/2009	38	0	38
Buy		JPM	70	11/2009	0	0	0
Sell		JPM	1,098	11/2009	0	(17)	(17)

					$21,641	$(8,472)	$13,169

(k) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Brazil	$0	$51,314	$0	$51,314
United States	0	305,982	25	306,007
Short-Term Instruments	143,688	51,445	0	195,133
Other Investments++	0	4,923	0	4,923

Investments, at value	$143,688	$413,664	$25	$557,377

Short Sales, at value	$0	$(20,772)	$0	$(20,772)

Financial Derivative Instruments+++	$0	$18,510	$0	$18,510

Total	$143,688	$411,402	$25	$555,115

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
United States	$0	$(2)	$0	$0	$4	$23	$25

Investments, at value	$0	$(2)	$0	$0	$4	$23	$25

Financial Derivative Instruments+++	$0	$0	$0	$0	$0	$0	$0

Total	$0	$(2)	$0	$0	$4	$23	$25

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Emerging Markets Portfolio

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 1.1%
National Australia Bank Ltd.
1.424% due 02/08/2010		$7,200	$7,200

Total Australia (Cost $7,129)			7,200

BRAZIL 34.3%
Brazil Government International Bond
5.875% due 01/15/2019		$3,000	3,042
8.250% due 01/20/2034		100	119
10.250% due 01/10/2028	BRL	21,000	10,610
Brazil Letras do Tesouro Nacional
0.000% due 01/01/2010		62,000	30,294
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		26,781	13,378
10.000% due 01/01/2017		358,754	160,016
Petrobras International Finance Co.
7.875% due 03/15/2019		$650	712

Total Brazil (Cost $223,310)			218,171

CHILE 1.2%
Banco Santander Chile
0.982% due 12/09/2009		$6,000	5,971
5.375% due 12/09/2014		1,500	1,429
CODELCO, Inc.
5.625% due 09/21/2035		100	91
6.150% due 10/24/2036		100	101

Total Chile (Cost $7,660)			7,592

EGYPT 0.9%
Petroleum Export Ltd.
4.623% due 06/15/2010		$200	196
4.633% due 06/15/2010		22	22
5.265% due 06/15/2011		899	867
Petroleum Export Ltd. II
6.340% due 06/20/2011		5,041	4,609

Total Egypt (Cost $6,034)			5,694

EL SALVADOR 0.5%
AES El Salvador Trust
6.750% due 02/01/2016		$3,750	2,698
El Salvador Government International Bond
8.500% due 07/25/2011		125	128

Total El Salvador (Cost $3,868)			2,826

GERMANY 1.9%
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		$10,916	11,202
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		850	880

Total Germany (Cost $11,869)			12,082

INDONESIA 0.1%
Indonesia Government International Bond
10.375% due 05/04/2014		$500	571

Total Indonesia (Cost $541)			571

IRELAND 1.1%
Governor & Co. of the Bank of Ireland
0.663% due 12/18/2009		$7,200	7,134

Total Ireland (Cost $7,060)			7,134

KAZAKHSTAN 0.7%
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		$5,069	4,579

Total Kazakhstan (Cost $5,108)			4,579

MEXICO 9.5%
America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	10,900	615
C5 Capital SPV Ltd.
6.196% due 12/31/2049		$400	213
C8 Capital SPV Ltd.
6.640% due 12/29/2049		600	308
C10 Capital SPV Ltd.
6.722% due 12/31/2049		2,100	1,077
Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		500	363
Mexican Bonos
9.000% due 12/24/2009	MXN	315,500	24,436
9.500% due 12/18/2014		1,155	96
Mexico Government International Bond
5.625% due 01/15/2017		$930	945
5.950% due 03/19/2019		4,900	4,973
8.300% due 08/15/2031		7,000	8,382
Pemex Finance Ltd.
9.030% due 02/15/2011		140	150
Pemex Project Funding Master Trust
2.931% due 10/15/2009		1,100	1,101
6.625% due 06/15/2035		25	23
Petroleos Mexicanos
8.000% due 05/03/2019		3,700	4,033
Telefonos de Mexico SAB de C.V.
4.750% due 01/27/2010		12,765	13,023
8.750% due 01/31/2016	MXN	10,000	730

Total Mexico (Cost $61,850)			60,468

NETHERLANDS 1.1%
Rabobank Nederland NV
1.226% due 05/19/2010		$7,200	7,224

Total Netherlands (Cost $7,143)			7,224

PANAMA 0.0%
Panama Government International Bond
6.700% due 01/26/2036		$100	98

Total Panama (Cost $104)			98

PERU 0.2%
Peru Government International Bond
6.900% due 08/12/2037	PEN	4,000	1,376
8.750% due 11/21/2033		$100	122

Total Peru (Cost $1,630)			1,498

POLAND 0.1%
Poland Government International Bond
4.750% due 04/25/2012	PLN	2,000	620

Total Poland (Cost $872)			620

QATAR 0.1%
Qatar Petroleum
5.579% due 05/30/2011		$356	362

Total Qatar (Cost $342)			362

RUSSIA 4.2%
Gaz Capital S.A.
6.510% due 03/07/2022		$3,000	2,280
7.288% due 08/16/2037		3,000	2,288
Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		2,321	2,257
RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		3,200	3,250
7.175% due 05/16/2013		2,050	1,958
Russia Government International Bond
7.500% due 03/31/2030		3,744	3,723
12.750% due 06/24/2028		100	146
TNK-BP Finance S.A.
6.125% due 03/20/2012		1,000	928
7.500% due 07/18/2016		3,900	3,410
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		5,300	5,144
VTB Capital S.A.
2.716% due 11/02/2009		1,000	994

Total Russia (Cost $26,404)			26,378

SOUTH KOREA 1.1%
Korea Development Bank
1.317% due 04/03/2010		$5,000	4,896
5.300% due 01/17/2013		2,350	2,324

Total South Korea (Cost $7,243)			7,220

SUPRANATIONAL 0.0%
Inter-American Development Bank
8.500% due 03/15/2011		$120	133

Total Supranational (Cost $129)			133

SWITZERLAND 0.3%
UBS AG
1.090% due 07/23/2009		$2,000	1,999

Total Switzerland (Cost $1,999)			1,999

UNITED KINGDOM 2.2%
Bank of Scotland PLC
0.689% due 12/08/2010		$1,500	1,429
1.152% due 07/17/2009		12,600	12,593

Total United Kingdom (Cost $13,989)			14,022

UNITED STATES 21.5%
ASSET-BACKED SECURITIES 0.1%
GSAA Trust
0.614% due 03/25/2037		$700	231
Morgan Stanley Mortgage Loan Trust
0.674% due 04/25/2037		700	255

			486

CORPORATE BONDS & NOTES 12.6%
American Express Bank FSB
3.150% due 12/09/2011		1,100	1,140
American Express Credit Corp.
1.708% due 05/27/2010		5,000	4,939
American International Group, Inc.
8.625% due 05/22/2038	GBP	800	316
Bank of America N.A.
0.909% due 06/15/2016		$900	670
Citigroup, Inc.
2.125% due 04/30/2012		1,700	1,709
Comcast Corp.
1.439% due 07/14/2009		2,000	2,001
Cytec Industries, Inc.
6.000% due 10/01/2015		1,000	883
Daimler Finance North America LLC
1.466% due 08/03/2009		700	698
Ford Motor Credit Co. LLC
5.700% due 01/15/2010		4,190	4,045
7.375% due 10/28/2009		800	793
General Electric Capital Corp.
0.609% due 12/21/2012		5,000	5,022
0.839% due 03/12/2012		800	806
0.924% due 05/08/2012		25,000	25,064
3.000% due 12/09/2011		1,100	1,136
General Mills, Inc.
1.231% due 01/22/2010		2,500	2,497
International Business Machines Corp.
1.652% due 07/28/2011		5,000	5,033
John Deere Capital Corp.
1.202% due 07/16/2010		5,000	4,980
JPMorgan Chase & Co.
0.688% due 06/25/2010		1,500	1,497
KeyBank N.A.
2.906% due 06/02/2010		400	389
Kraft Foods, Inc.
1.456% due 08/11/2010		700	694
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		2,400	2,225
Morgan Stanley
1.236% due 02/10/2012		800	810
1.950% due 06/20/2012		1,100	1,099
Ohio Power Co.
0.775% due 04/05/2010		1,400	1,385
Public Service Electric & Gas Co.
1.514% due 03/12/2010		1,800	1,798
Roche Holdings, Inc.
2.661% due 02/25/2011		700	708
SLM Corp.
1.232% due 07/27/2009		2,000	1,992
5.375% due 05/15/2014		200	161
Sovereign Bank
2.750% due 01/17/2012		800	811
SunTrust Bank
3.000% due 11/16/2011		1,400	1,445
Time Warner, Inc.
1.150% due 11/13/2009		700	698
Wachovia Bank N.A.
0.726% due 12/02/2010		1,000	987
1.806% due 05/14/2010		1,200	1,200
Wachovia Corp.
5.750% due 02/01/2018		900	885

			80,516

MORTGAGE-BACKED SECURITIES 1.6%
American Home Mortgage Assets
0.504% due 05/25/2046		429	158
0.504% due 09/25/2046		176	74
2.040% due 02/25/2047		164	54
2.260% due 11/25/2046		241	111
Banc of America Mortgage Securities, Inc.
5.433% due 02/25/2036		109	73
Bear Stearns Adjustable Rate Mortgage Trust
2.900% due 03/25/2035		6,099	5,278
Bear Stearns Alt-A Trust
0.534% due 12/25/2046		325	32
Chase Mortgage Finance Corp.
5.426% due 03/25/2037		208	127
Citigroup Mortgage Loan Trust, Inc.
4.685% due 03/25/2034		44	38
5.672% due 07/25/2046		124	66
Countrywide Alternative Loan Trust
0.524% due 07/25/2046		71	31
0.644% due 11/20/2035		193	88
2.340% due 12/25/2035		236	107
Countrywide Home Loan Mortgage Pass-Through Trust
5.364% due 10/20/2035		506	244
6.069% due 09/25/2047		82	48
Harborview Mortgage Loan Trust
0.505% due 08/21/2036		72	31
0.513% due 09/19/2046		106	45
5.849% due 08/19/2036		75	45
Indymac IMSC Mortgage Loan Trust
0.494% due 07/25/2047		171	66
Indymac Index Mortgage Loan Trust
0.514% due 06/25/2047		163	68
0.524% due 05/25/2046		53	22
0.554% due 07/25/2035		43	19
Luminent Mortgage Trust
0.484% due 12/25/2036		238	94
0.494% due 12/25/2036		126	45
0.514% due 10/25/2046		56	23
MASTR Adjustable Rate Mortgages Trust
0.524% due 04/25/2046		143	59
0.554% due 05/25/2037		486	207
Merrill Lynch Alternative Note Asset
0.614% due 03/25/2037		700	244
5.557% due 06/25/2037		580	267
Merrill Lynch Mortgage-Backed Securities Trust
5.845% due 04/25/2037		184	99
Morgan Stanley Capital I
5.692% due 04/15/2049		1,000	732
Morgan Stanley Mortgage Loan Trust
5.380% due 06/25/2036		59	49
Residential Accredit Loans, Inc.
0.564% due 08/25/2037		93	37
Sequoia Mortgage Trust
5.102% due 01/20/2047		67	38
Structured Asset Mortgage Investments, Inc.
0.534% due 05/25/2046		158	63
0.614% due 08/25/2036		800	97
WaMu Mortgage Pass-Through Certificates
2.080% due 01/25/2047		198	69
2.100% due 04/25/2047		307	128
2.139% due 03/25/2047		411	168
2.160% due 12/25/2046		189	65
5.293% due 01/25/2037		138	81
5.468% due 04/25/2037		93	56
5.575% due 12/25/2036		83	53
5.581% due 12/25/2036		300	185
5.632% due 05/25/2037		209	135
5.928% due 09/25/2036		151	97
Washington Mutual Alternative Mortgage Pass-Through Certificates
2.310% due 05/25/2046		107	45

			9,961

U.S. GOVERNMENT AGENCIES 7.2%
Freddie Mac
0.888% due 02/01/2011 (c)		753	752
0.937% due 08/05/2011 (c)		45,000	45,016

			45,768

Total United States (Cost $140,031)			136,731

SHORT-TERM INSTRUMENTS 13.5%
CERTIFICATES OF DEPOSIT 0.5%
Barclays Bank PLC
1.066% due 08/10/2009		3,500	3,498

REPURCHASE AGREEMENTS 0.6%
Barclays Capital, Inc.
0.100% due 07/01/2009		2,600	2,600
(Dated 06/30/2009. Collateralized by Freddie Mac 0.926% due 05/04/2011 valued at $2,679. Repurchase proceeds are $2,600.)
State Street Bank and Trust Co.
0.010% due 07/01/2009		914	914
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 - 08/27/2009 valued at $935. Repurchase proceeds are $914.)

			3,514

U.S. TREASURY BILLS 2.4%
0.124% due 07/02/2009 - 07/30/2009 (a)(c)		15,070	15,069

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (b) 10.0%
		6,338,332	63,440

Total Short-Term Instruments (Cost $85,521)			85,521

Total Investments 95.6% (Cost $619,836)			$608,123
Other Assets and Liabilities (Net) 4.4%			27,758

Net Assets 100.0%			$635,881

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Coupon represents a weighted average rate.

(b) Affiliated to the Portfolio.

(c) Securities with an aggregate market value of $15,712 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(d) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Cytec Industries, Inc.	DUB	(1.000%)	12/20/2015	2.522%	$1,000	$80	$0	$80
Korea Development Bank	MSC	(0.940%)	03/20/2013	1.876%	2,350	76	0	76

						$156	$0	$156

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	2.100%	01/20/2010	0.793%	$15,000	$277	$0	$277
CEMEX SAB de C.V.	JPM	1.050%	12/20/2016	8.875%	2,100	(665)	0	(665)
Colombia Government International Bond	UBS	1.070%	01/20/2012	1.527%	6,500	(42)	0	(42)
Indonesia Government International Bond	BCLY	2.320%	12/20/2016	3.211%	6,500	(338)	0	(338)
Indonesia Government International Bond	CITI	2.280%	06/20/2013	3.049%	3,225	(87)	0	(87)
Indonesia Government International Bond	DUB	2.330%	06/20/2013	3.049%	3,225	(81)	0	(81)
Indonesia Government International Bond	RBS	2.360%	09/20/2016	3.206%	4,700	(226)	0	(226)
Indonesia Government International Bond	RBS	2.385%	09/20/2016	3.206%	600	(28)	0	(28)
Indonesia Government International Bond	RBS	2.480%	09/20/2016	3.206%	4,500	(185)	0	(185)
JSC Gazprom	BCLY	2.155%	02/20/2013	4.938%	70,000	(5,632)	0	(5,632)
JSC Gazprom	CSFB	1.580%	06/20/2016	4.653%	5,000	(797)	0	(797)
JSC Gazprom	DUB	0.860%	11/20/2011	5.055%	10,000	(917)	0	(917)
JSC Gazprom	MSC	1.050%	04/20/2011	4.907%	1,000	(64)	0	(64)
JSC Gazprom	MSC	1.140%	07/20/2011	5.017%	600	(42)	0	(42)
JSC Gazprom	MSC	1.390%	05/20/2016	4.658%	1,700	(284)	0	(284)
Mexico Government International Bond	BCLY	2.000%	01/20/2010	1.180%	15,000	227	0	227
Mexico Government International Bond	UBS	0.695%	01/20/2017	2.152%	600	(53)	0	(53)
Pemex Project Funding Master Trust	CITI	0.790%	07/20/2011	1.685%	300	(4)	0	(4)
Uruguay Government International Bond	DUB	1.050%	01/20/2012	3.370%	4,000	(205)	0	(205)

						$(9,146)	$0	$(9,146)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC	BRL	11,600	$200	$27	$173
Pay	1-Year BRL-CDI	13.290%	01/04/2010	MLP		21,900	517	0	517
Pay	1-Year BRL-CDI	13.840%	01/04/2010	MLP		21,300	652	0	652
Pay	1-Year BRL-CDI	10.510%	01/02/2012	UBS		127,000	(676)	0	(676)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	JPM		110,000	(234)	0	(234)
Pay	1-Year BRL-CDI	11.020%	01/02/2012	UBS		58,900	(24)	0	(24)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		11,500	9	16	(7)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		162,600	871	(34)	905
Pay	1-Year BRL-CDI	11.700%	01/02/2012	UBS		120,000	712	0	712
Pay	1-Year BRL-CDI	11.900%	01/02/2012	UBS		55,000	438	0	438
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC	EUR	1,400	160	(26)	186
Pay	6-Month PLN-WIBOR	5.750%	12/19/2017	BCLY	PLN	5,000	17	(2)	19
Pay	28-Day MXN TIIE	9.920%	08/12/2015	MSC	MXN	38,000	335	0	335
Pay	28-Day MXN TIIE	8.770%	08/03/2016	CITI		5,700	23	0	23
Pay	28-Day MXN TIIE	8.780%	08/03/2016	BCLY		5,700	23	0	23
Pay	28-Day MXN TIIE	8.720%	09/05/2016	CITI		3,000	11	7	4
Pay	28-Day MXN TIIE	8.865%	09/12/2016	GSC		45,000	194	0	194
Pay	28-Day MXN TIIE	8.850%	09/21/2016	JPM		80,000	348	0	348
Pay	28-Day MXN TIIE	8.900%	09/22/2016	CITI		52,250	239	0	239

							$3,815	$(12)	$3,827

(e) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	DUB	341	07/2009	$3	$0	$3
Buy		GSC	2,680	07/2009	50	0	50
Buy	BRL	HSBC	103,864	08/2009	1,847	(152)	1,695
Sell		HSBC	326,612	08/2009	0	(10,294)	(10,294)
Buy		JPM	8,682	08/2009	304	0	304
Sell		JPM	75,183	08/2009	0	(583)	(583)
Buy		UBS	112,852	08/2009	0	(262)	(262)
Sell	CLP	BCLY	5,810,676	11/2009	0	(911)	(911)
Buy		CITI	5,773,768	11/2009	862	0	862
Buy	CNY	BCLY	68,880	07/2009	84	0	84
Sell		BCLY	55,920	07/2009	0	(187)	(187)
Buy		CITI	274,424	07/2009	203	(7)	196
Sell		CITI	144,014	07/2009	0	(454)	(454)
Buy		DUB	61,419	07/2009	0	(24)	(24)
Sell		DUB	170,844	07/2009	0	(541)	(541)
Sell		HSBC	55,940	07/2009	0	(190)	(190)
Buy		JPM	25,487	07/2009	0	(8)	(8)
Sell		JPM	3,492	07/2009	0	(11)	(11)
Buy		BCLY	2,509	09/2009	5	0	5
Sell		BCLY	97,054	09/2009	7	(231)	(224)
Buy		CITI	104,376	09/2009	62	0	62
Sell		CITI	118,260	09/2009	14	(290)	(276)
Buy		DUB	7,276	09/2009	16	0	16
Sell		DUB	25,523	09/2009	16	0	16
Buy		HSBC	72,140	09/2009	109	0	109
Sell		HSBC	34,600	09/2009	0	(69)	(69)
Buy		JPM	361,592	09/2009	831	0	831
Sell		JPM	71,809	09/2009	13	(187)	(174)
Buy		BCLY	1,797	03/2010	0	(1)	(1)
Buy		BOA	16,497	03/2010	0	(1)	(1)
Buy		CITI	12,769	03/2010	0	(8)	(8)
Buy		DUB	8,551	03/2010	0	(7)	(7)
Sell		DUB	35,542	03/2010	31	0	31
Buy		HSBC	39,430	03/2010	1	(6)	(5)
Buy		JPM	115	03/2010	0	0	0
Buy	CZK	BCLY	6,285	07/2009	14	0	14
Sell		BCLY	150,495	07/2009	0	(343)	(343)
Buy		HSBC	124,677	07/2009	701	0	701
Buy		UBS	19,533	07/2009	102	0	102
Sell		BCLY	6,285	11/2009	0	(14)	(14)
Sell	EUR	BCLY	711	07/2009	0	(5)	(5)
Buy	GBP	CITI	1,905	07/2009	187	0	187
Sell		MSC	2,317	07/2009	16	0	16
Buy		RBS	412	07/2009	32	0	32
Buy		MSC	2,317	08/2009	0	(16)	(16)
Buy	HUF	BCLY	598	10/2009	0	0	0
Buy		JPM	180	10/2009	0	0	0
Sell	MXN	BCLY	70,450	11/2009	0	(54)	(54)
Buy		CITI	858	11/2009	6	0	6
Buy		JPM	875	11/2009	3	0	3
Sell		JPM	264,761	11/2009	0	(160)	(160)
Sell	PLN	BCLY	27,567	11/2009	0	(455)	(455)
Buy		DUB	36	11/2009	1	0	1
Buy		JPM	92	11/2009	0	0	0
Sell	TRY	HSBC	854	07/2009	0	(52)	(52)
Buy		UBS	854	07/2009	48	0	48
Sell	ZAR	JPM	5,512	11/2009	0	(142)	(142)

					$5,568	$(15,665)	$(10,097)

(f) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Brazil	$0	$218,171	$0	$218,171
Mexico	0	60,468	0	60,468
United States	0	136,731	0	136,731
Short-Term Instruments	63,440	22,081	0	85,521

Other Investments++	0	102,623	4,609	107,232

Investments, at value	$63,440	$540,074	$4,609	$608,123

Financial Derivative Instruments+++	$0	$(15,260)	$0	$(15,260)

Total	$63,440	$524,814	$4,609	$592,863

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2009
Other Investments++	$0	$(215)	$9	$2	$515	$4,298	$4,609
Investments, at value	$0	$(215)	$9	$2	$515	$4,298	$4,609

Financial Derivative Instruments+++	$0	$0	$0	$0	$0	$0	$0

Total	$0	$(215)	$9	$2	$515	$4,298	$4,609

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

High Yield Portfolio

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 5.4%
Allison Transmission, Inc.
3.070% due 08/07/2014		$2,657	$2,119
3.080% due 08/07/2014		244	195
Cengage Learning, Inc.
2.820% due 07/05/2014		1,277	1,078
CSC Holdings, Inc.
9.750% due 08/01/2013		2,500	2,512
Daimler Finance North America LLC
4.320% due 08/03/2012		4,237	3,945
First Data Corp.
3.060% due 09/24/2014		85	64
3.065% due 09/24/2014		1,402	1,054
Ford Motor Co.
3.320% due 12/16/2013		1,952	1,420
4.140% due 12/16/2013		982	714
Freescale Semiconductor, Inc.
12.500% due 12/15/2014		334	295
Hawaiian Telcom Communications, Inc.
4.750% due 06/01/2024 (a)		1,136	673
Headwaters, Inc.
5.600% due 04/30/2011		321	269
Idearc, Inc.
4.250% due 11/17/2014		1,922	830
Nuveen Investments, Inc.
3.308% due 11/01/2014		680	531
3.310% due 11/01/2014		23	18
3.310% due 11/13/2014		778	607
Roundy’s Supermarket, Inc.
3.060% due 10/27/2011		383	367
3.080% due 10/27/2011		484	463
Texas Competitive Electric Holdings Co. LLC
3.810% due 10/10/2014		28	20
3.821% due 10/10/2014		4,373	3,121
7.000% due 10/10/2014		64	46
Tribune Co.
5.000% due 06/04/2024 (a)		119	41
5.250% due 06/04/2024 (a)		592	182
Weather Investments II SARL
8.357% due 12/21/2011		388	389
Wrigley WM Jr. Co.
6.500% due 10/06/2014		975	980

Total Bank Loan Obligations (Cost $26,636)			21,933

CORPORATE BONDS & NOTES 77.5%
BANKING & FINANCE 26.2%
AES Ironwood LLC
8.857% due 11/30/2025		1,825	1,588
AES Red Oak LLC
8.540% due 11/30/2019		663	597
9.200% due 11/30/2029		2,100	1,785
AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010		450	429
American Express Co.
7.000% due 03/19/2018		1,475	1,435
American General Finance Corp.
4.625% due 09/01/2010		3,200	2,423
6.900% due 12/15/2017		1,800	976
American International Group, Inc.
4.950% due 03/20/2012		525	357
5.850% due 01/16/2018		2,475	1,311
8.175% due 05/15/2058		2,475	707
8.250% due 08/15/2018		4,825	2,843
Barclays Bank PLC
6.050% due 12/04/2017		1,025	890
7.434% due 09/29/2049		1,250	839
10.179% due 06/12/2021		5,680	6,071
Caelus Re Ltd.
6.918% due 06/07/2011		250	227
Capital One Bank USA N.A.
8.800% due 07/15/2019		1,900	1,944
CIT Group Funding Co. of Canada
4.650% due 07/01/2010		1,400	1,190
5.600% due 11/02/2011		1,300	955
CIT Group, Inc.
0.759% due 03/12/2010		25	21
1.306% due 11/03/2010		2,075	1,548
1.322% due 04/27/2011		75	53
1.352% due 07/28/2011		175	119
4.125% due 11/03/2009		775	735
4.250% due 02/01/2010		375	337
4.750% due 12/15/2010		350	275
5.125% due 09/30/2014		400	236
5.200% due 11/03/2010		100	79
5.600% due 04/27/2011		650	488
5.800% due 07/28/2011		175	131
Citigroup Capital XXI
8.300% due 12/21/2077		1,725	1,347
Citigroup, Inc.
5.000% due 09/15/2014		4,450	3,736
5.500% due 02/15/2017		2,400	1,958
8.400% due 04/29/2049 (a)		7,000	5,259
El Paso Performance-Linked Trust
7.750% due 07/15/2011		3,700	3,650
Ford Motor Credit Co. LLC
5.700% due 01/15/2010		1,621	1,565
7.000% due 10/01/2013		7,825	6,299
7.875% due 06/15/2010		525	499
8.000% due 06/01/2014		2,175	1,762
Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015		1,225	1,283
General Electric Capital Corp.
6.875% due 01/10/2039		2,400	2,164
GMAC LLC
8.000% due 11/01/2031		6,050	4,149
Goldman Sachs Group, Inc.
6.750% due 10/01/2037		5,750	5,121
HBOS PLC
6.750% due 05/21/2018		1,400	1,058
HCP, Inc.
5.650% due 12/15/2013		250	228
5.950% due 09/15/2011		100	98
6.000% due 01/30/2017		125	106
International Lease Finance Corp.
0.881% due 05/24/2010		275	251
5.000% due 04/15/2010		375	344
5.450% due 03/24/2011		2,700	2,265
5.625% due 09/15/2010		1,375	1,236
5.875% due 05/01/2013		300	227
6.625% due 11/15/2013		625	482
Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		830	130
6.625% due 01/18/2012 (a)		75	11
6.750% due 12/28/2017 (a)		4,725	0
6.875% due 05/02/2018 (a)		1,675	276
7.500% due 05/11/2038 (a)		775	0
NSG Holdings LLC
7.750% due 12/15/2025		4,450	3,582
Rabobank Nederland NV
11.000% due 12/29/2049		4,875	5,437
Royal Bank of Scotland Group PLC
7.640% due 03/29/2049		9,200	3,730
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		2,400	1,779
SLM Corp.
1.392% due 01/27/2014		175	122
5.125% due 08/27/2012		1,250	1,070
8.450% due 06/15/2018		935	801
SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049		800	777
Tenneco, Inc.
8.125% due 11/15/2015		170	135
10.250% due 07/15/2013		250	238
UBS Preferred Funding Trust V
6.243% due 05/29/2049		2,100	1,240
Universal City Florida Holding Co. I & II
5.778% due 05/01/2010		3,460	2,846
Ventas Realty LP
6.500% due 06/01/2016		50	45
6.750% due 04/01/2017		1,430	1,291
7.125% due 06/01/2015		73	71
Wells Fargo & Co.
7.980% due 03/29/2049		8,125	6,754
Wells Fargo Capital XIII
7.700% due 12/29/2049		1,300	1,080

			107,091

INDUSTRIALS 34.6%
Altria Group, Inc.
9.250% due 08/06/2019		625	703
American Stores Co.
8.000% due 06/01/2026		5,000	4,388
AmeriGas Partners LP
7.125% due 05/20/2016		750	690
7.250% due 05/20/2015		1,000	942
Apria Healthcare Group, Inc.
11.250% due 11/01/2014		550	534
ARAMARK Corp.
4.528% due 02/01/2015		1,775	1,451
8.500% due 02/01/2015		795	775
ArvinMeritor, Inc.
8.125% due 09/15/2015		3,000	1,590
Berry Plastics Corp.
5.881% due 02/15/2015		3,000	2,662
Biomet, Inc.
10.375% due 10/15/2017 (b)		1,350	1,313
11.625% due 10/15/2017		5,500	5,418
Cascades, Inc.
7.250% due 02/15/2013		3,650	3,203
CC Holdings GS V LLC
7.750% due 05/01/2017		800	784
Chart Industries, Inc.
9.125% due 10/15/2015		2,100	1,964
Charter Communications Operating LLC
10.375% due 04/30/2014 (a)		1,000	962
Chesapeake Energy Corp.
7.000% due 08/15/2014		900	837
7.500% due 09/15/2013		200	192
7.500% due 06/15/2014		250	238
9.500% due 02/15/2015		1,525	1,544
Cie Generale de Geophysique-Veritas
9.500% due 05/15/2016		225	226
Colorado Interstate Gas Co.
5.950% due 03/15/2015		60	59
6.800% due 11/15/2015		1,000	1,032
Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017		2,445	2,237
Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012		2,325	465
CSC Holdings, Inc.
7.625% due 04/01/2011		2,000	1,990
7.625% due 07/15/2018		600	559
7.875% due 02/15/2018		100	94
8.500% due 06/15/2015		2,950	2,913
Delhaize America, Inc.
8.050% due 04/15/2027		600	617
Delta Air Lines, Inc.
7.779% due 07/02/2013		776	714
Dex Media West LLC
8.500% due 08/15/2010 (a)		25	18
9.875% due 08/15/2013 (a)		2,050	318
DISH DBS Corp.
6.375% due 10/01/2011		50	49
7.000% due 10/01/2013		100	96
7.125% due 02/01/2016		6,775	6,352
Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010		190	191
El Paso Corp.
6.950% due 06/01/2028		200	151
7.000% due 05/15/2011		75	74
7.250% due 06/01/2018		400	371
8.050% due 10/15/2030		3,125	2,614
El Paso Natural Gas Co.
8.375% due 06/15/2032		125	136
Enterprise Products Operating LLC
7.034% due 01/15/2068		1,160	857
8.375% due 08/01/2066		4,405	3,550
First Data Corp.
9.875% due 09/24/2015		3,820	2,731
Ford Motor Co.
9.215% due 09/15/2021		800	468
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017		2,375	2,396
Freescale Semiconductor, Inc.
8.875% due 12/15/2014		2,400	1,224
9.125% due 12/15/2014 (b)		1,967	738
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011		275	281
Georgia-Pacific LLC
7.000% due 01/15/2015		460	432
7.125% due 01/15/2017		225	210
7.250% due 06/01/2028		750	564
8.000% due 01/15/2024		5,950	5,087
8.125% due 05/15/2011		200	201
8.250% due 05/01/2016		890	868
Goodyear Tire & Rubber Co.
5.010% due 12/01/2009		825	821
8.625% due 12/01/2011		600	594
10.500% due 05/15/2016		1,225	1,243
Harrah’s Operating Co., Inc.
10.000% due 12/15/2018		3,312	1,921
HCA, Inc.
8.500% due 04/15/2019		775	763
9.125% due 11/15/2014		1,635	1,623
9.250% due 11/15/2016		8,050	7,949
9.625% due 11/15/2016 (b)		600	596
9.875% due 02/15/2017		150	152
Host Hotels & Resorts LP
6.375% due 03/15/2015		250	218
6.875% due 11/01/2014		25	23
Host Marriott LP
6.750% due 06/01/2016		225	196
Ineos Group Holdings PLC
8.500% due 02/15/2016		1,050	331
Intelsat Corp.
9.250% due 08/15/2014		50	49
9.250% due 06/15/2016		95	91
Intelsat Jackson Holdings Ltd.
9.500% due 06/15/2016		1,500	1,515
Intergen NV
9.000% due 06/30/2017		4,030	3,839
JC Penney Corp., Inc.
6.875% due 10/15/2015		200	188
7.125% due 11/15/2023		650	575
7.950% due 04/01/2017		1,075	1,055
JET Equipment Trust
7.630% due 08/15/2012 (a)		152	61
10.000% due 06/15/2012 (a)		353	193
Kerr-McGee Corp.
6.950% due 07/01/2024		1,450	1,348
Legrand France S.A.
8.500% due 02/15/2025		670	578
Lender Processing Services, Inc.
8.125% due 07/01/2016		300	296
MGM Mirage
10.375% due 05/15/2014		25	26
11.125% due 11/15/2017		25	27
Nalco Co.
7.750% due 11/15/2011		393	395
New Albertson’s, Inc.
7.500% due 02/15/2011		25	25
Newfield Exploration Co.
7.125% due 05/15/2018		500	457
Norampac Industries, Inc.
6.750% due 06/01/2013		1,000	860
Nortel Networks Ltd.
6.963% due 07/15/2011 (a)		2,480	849
OPTI Canada, Inc.
7.875% due 12/15/2014		50	33
8.250% due 12/15/2014		2,110	1,403
Owens-Brockway Glass Container, Inc.
7.375% due 05/15/2016		650	634
Quebecor Media, Inc.
7.750% due 03/15/2016		2,000	1,823
Quicksilver Resources, Inc.
11.750% due 01/01/2016		1,225	1,274
Range Resources Corp.
7.250% due 05/01/2018		100	94
7.500% due 10/01/2017		100	96
Reynolds American, Inc.
7.750% due 06/01/2018		200	193
RH Donnelley, Inc.
11.750% due 05/15/2015 (a)		4,300	2,000
Royal Caribbean Cruises Ltd.
7.000% due 06/15/2013		700	615
8.750% due 02/02/2011		675	648
SandRidge Energy, Inc.
8.625% due 04/01/2015 (b)		4,335	3,912
SemGroup LP
8.750% due 11/15/2015 (a)		6,730	303
Sensata Technologies BV
8.000% due 05/01/2014		4,570	2,268
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		200	156
Sonat, Inc.
7.625% due 07/15/2011		2,000	1,970
Southern Natural Gas Co.
5.900% due 04/01/2017		125	122
Speedway Motorsports, Inc.
8.750% due 06/01/2016		250	254
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018		650	558
7.875% due 05/01/2012		25	23
7.875% due 10/15/2014		100	94
Sungard Data Systems, Inc.
9.125% due 08/15/2013		4,299	4,084
Teck Resources Ltd.
9.750% due 05/15/2014		1,275	1,321
10.250% due 05/15/2016		1,350	1,416
10.750% due 05/15/2019		2,300	2,476
Tennessee Gas Pipeline Co.
7.500% due 04/01/2017		75	79
8.375% due 06/15/2032		375	409
TRW Automotive, Inc.
7.000% due 03/15/2014		2,600	1,885
United Rentals North America, Inc.
6.500% due 02/15/2012		1,425	1,389
Verso Paper Holdings LLC
9.125% due 08/01/2014		2,500	1,175
Williams Cos., Inc.
7.625% due 07/15/2019		1,900	1,879
Wind Acquisition Finance S.A.
10.750% due 12/01/2015		1,650	1,658
Windstream Corp.
8.625% due 08/01/2016		3,100	2,984
WMG Acquisition Corp.
9.500% due 06/15/2016		1,350	1,350
Wynn Las Vegas LLC
6.625% due 12/01/2014		900	778

			141,286

UTILITIES 16.7%
AES Corp.
8.000% due 10/15/2017		125	117
8.000% due 06/01/2020		200	180
9.750% due 04/15/2016		225	229
Berry Petroleum Co.
10.250% due 06/01/2014		300	304
Energy Future Holdings Corp.
10.875% due 11/01/2017		1,820	1,338
11.250% due 11/01/2017 (b)		928	570
Frontier Communications Corp.
7.450% due 07/01/2035		325	232
8.250% due 05/01/2014		300	285
9.000% due 08/15/2031		3,800	3,154
Ipalco Enterprises, Inc.
7.250% due 04/01/2016		2,700	2,592
8.625% due 11/14/2011		1,000	1,010
Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011		25	25
5.700% due 01/05/2016		2,500	2,156
Knight, Inc.
5.150% due 03/01/2015		600	524
6.500% due 09/01/2012		25	25
Midwest Generation LLC
8.560% due 01/02/2016		7,513	7,363
NGPL PipeCo. LLC
7.119% due 12/15/2017		6,000	6,298
NRG Energy, Inc.
7.250% due 02/01/2014		3,905	3,798
7.375% due 02/01/2016		4,080	3,871
PSEG Energy Holdings LLC
8.500% due 06/15/2011		475	482
Qwest Capital Funding, Inc.
7.000% due 08/03/2009		1,350	1,353
Qwest Communications International, Inc.
7.250% due 02/15/2011		25	24
7.500% due 02/15/2014		1,950	1,789
Qwest Corp.
3.879% due 06/15/2013		1,000	899
8.375% due 05/01/2016		700	679
8.875% due 03/15/2012		2,560	2,592
RRI Energy, Inc.
6.750% due 12/15/2014		1,759	1,704
7.625% due 06/15/2014		350	322
7.875% due 06/15/2017		200	180
Sithe Independence Funding Corp.
9.000% due 12/30/2013		3,370	3,297
Sprint Capital Corp.
6.900% due 05/01/2019		4,800	3,996
7.625% due 01/30/2011		75	75
8.375% due 03/15/2012		2,150	2,128
8.750% due 03/15/2032		850	688
Sprint Nextel Corp.
6.000% due 12/01/2016		5,400	4,442
Telesat Canada
11.000% due 11/01/2015		2,800	2,884
Tenaska Alabama Partners LP
7.000% due 06/30/2021		2,082	1,803
Texas Competitive Electric Holdings Co. LLC
3.823% due 10/10/2014		32	23
10.250% due 11/01/2015		2,665	1,672
10.500% due 11/01/2016 (b)		528	246
Virgin Media Finance PLC
9.500% due 08/15/2016		875	866
Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (i)		1,851	1,736

			67,951

Total Corporate Bonds & Notes (Cost $367,789)			316,328

CONVERTIBLE BONDS & NOTES 2.7%
Advanced Micro Devices, Inc.
6.000% due 05/01/2015		650	308
Affiliated Managers Group, Inc.
3.950% due 08/15/2038		550	473
Chesapeake Energy Corp.
2.250% due 12/15/2038		5,425	3,357
2.500% due 05/15/2037		125	89
LifePoint Hospitals, Inc.
3.500% due 05/15/2014		1,000	808
National City Corp.
4.000% due 02/01/2011		850	839
Nortel Networks Corp.
1.750% due 04/15/2012 (a)		1,875	628
2.125% due 04/15/2014 (a)		1,550	519
Peabody Energy Corp.
4.750% due 12/15/2066		1,025	742
Qwest Communications International, Inc.
3.500% due 11/15/2025		2,850	2,822
Ventas, Inc.
3.875% due 11/15/2011		300	286

Total Convertible Bonds & Notes (Cost $15,504)			10,871

U.S. GOVERNMENT AGENCIES 2.6%
Fannie Mae
6.000% due 12/01/2038		840	879
6.000% due 12/01/2038 (f)		8,552	8,949
Freddie Mac
0.702% due 03/09/2011 (e)		219	220
0.926% due 05/04/2011 (e)		361	362
0.937% due 08/05/2011 (e)		251	251

Total U.S. Government Agencies (Cost $10,620)			10,661

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
0.875% due 04/30/2011 (f)		363	362
1.125% due 06/30/2011 (f)		8	8

Total U.S. Treasury Obligations (Cost $371)			370

MORTGAGE-BACKED SECURITIES 1.8%
Adjustable Rate Mortgage Trust
4.281% due 10/25/2035		394	214
American Home Mortgage Assets
0.544% due 09/25/2046		1,056	230
2.260% due 11/25/2046		1,366	627
6.250% due 06/25/2037		850	423
Banc of America Alternative Loan Trust
0.714% due 05/25/2035		219	140
Bear Stearns Alt-A Trust
4.493% due 01/25/2035		16	8
Countrywide Alternative Loan Trust
0.494% due 05/25/2047		77	29
0.525% due 03/20/2046		110	45
0.574% due 07/25/2046		500	42
2.340% due 12/25/2035		288	131
5.648% due 10/25/2035		175	74
Countrywide Home Loan Mortgage Pass-Through Trust
0.634% due 03/25/2035		445	203
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036		897	478
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.000% due 10/25/2018		506	484
Downey Savings & Loan Association Mortgage Loan Trust
0.563% due 03/19/2045		68	30
First Horizon Alternative Mortgage Securities
6.000% due 05/25/2036		424	322
GSR Mortgage Loan Trust
5.056% due 04/25/2035		9	5
Harborview Mortgage Loan Trust
0.503% due 01/19/2038		72	31
0.553% due 03/19/2036		1,181	499
Indymac Index Mortgage Loan Trust
5.222% due 08/25/2035		349	224
5.302% due 09/25/2035		242	150
JPMorgan Mortgage Trust
6.000% due 08/25/2037		514	366
Nomura Asset Acceptance Corp.
6.138% due 03/25/2047		500	295
Residential Accredit Loans, Inc.
0.474% due 01/25/2037		1,972	796
0.644% due 03/25/2037		963	337
6.321% due 02/25/2036		932	504
Residential Asset Securitization Trust
6.000% due 05/25/2037		367	231
Structured Asset Mortgage Investments, Inc.
0.534% due 05/25/2036		72	28
WaMu Mortgage Pass-Through Certificates
5.752% due 10/25/2036		682	403

Total Mortgage-Backed Securities (Cost $8,238)			7,349

ASSET-BACKED SECURITIES 0.3%
Carrington Mortgage Loan Trust
0.464% due 08/25/2036		100	33
Credit-Based Asset Servicing & Securitization LLC
0.424% due 04/25/2036		428	394
5.721% due 01/25/2037		1,300	481
GSAMP Trust
0.464% due 08/25/2036		100	22
Mid-State Trust
7.791% due 03/15/2038		30	21
Morgan Stanley ABS Capital I
0.454% due 05/25/2037		200	52
Residential Asset Securities Corp.
0.464% due 08/25/2036		100	27

Total Asset-Backed Securities (Cost $1,003)			1,030

FOREIGN CURRENCY-DENOMINATED ISSUES 3.1%
American International Group, Inc.
1.556% due 04/26/2011	EUR	200	176
Beverage Packaging Holdings Luxembourg II S.A.
8.000% due 12/15/2016		75	92
Bombardier, Inc.
7.250% due 11/15/2016		625	754
Chesapeake Energy Corp.
6.250% due 01/15/2017		2,000	2,483
CIT Group, Inc.
4.250% due 09/22/2011		1,000	982
Fresenius Finance BV
5.500% due 01/31/2016		175	227
Lighthouse International Co. S.A.
8.000% due 04/30/2014		165	110
Nordic Telephone Co. Holdings ApS
8.250% due 05/01/2016		1,900	2,625
OI European Group BV
6.875% due 03/31/2017		300	370
Societe Generale
6.999% due 12/29/2049		900	865
UBS AG
7.152% due 12/29/2049		3,100	2,729
UPC Holding BV
7.750% due 01/15/2014		605	764
8.625% due 01/15/2014		400	516

Total Foreign Currency-Denominated Issues (Cost $15,488)			12,693

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%
American International Group, Inc.
8.500% due 08/01/2011		20,900	199

Total Convertible Preferred Stocks (Cost $1,310)			199

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.2%
REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 07/01/2009		$838	838

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $855. Repurchase proceeds are $838.)
U.S. TREASURY BILLS 0.1%
0.127% due 07/02/2009 - 07/16/2009 (c)(e)		370	370

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 3.9%
		1,591,556	15,930

Total Short-Term Instruments (Cost $17,138)			17,138

Total Investments 97.7% (Cost $464,097)			$398,572
Written Options (h) (0.0%) (Premiums $159)			(55)
Other Assets and Liabilities (Net) 2.3%			9,555

Net Assets 100.0%			$408,072

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Payment in-kind bond security.

(c) Coupon represents a weighted average rate.

(d) Affiliated to the Portfolio.

(e) Securities with an aggregate market value of $1,203 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(f) Securities with an aggregate market value of $1,306 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	8	$0
90-Day Eurodollar March Futures	Long	03/2011	198	(222)

				$(222)

(g) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	GSC	1.000%	06/20/2014	2.311%	$1,700	$(96)	$(94)	$(2)
Chesapeake Energy Corp.	GSC	5.000%	09/20/2014	7.108%	200	(16)	(16)	0
Chrysler Financial	DUB	5.250%	09/20/2012	8.590%	1,000	(82)	0	(82)
Community Health Systems, Inc.	GSC	5.000%	03/20/2014	6.463%	4,050	(214)	(370)	156
El Paso Corp.	CSFB	5.000%	09/20/2014	6.970%	500	(38)	(38)	0
El Paso Corp.	CSFB	5.000%	09/20/2014	6.974%	1,000	(74)	(76)	2
General Electric Capital Corp.	BCLY	5.000%	06/20/2014	4.176%	800	28	28	0
General Electric Capital Corp.	BOA	5.000%	06/20/2014	4.176%	4,400	152	135	17
General Electric Capital Corp.	CITI	4.100%	12/20/2013	4.336%	1,350	(10)	0	(10)
General Electric Capital Corp.	DUB	5.000%	06/20/2014	4.176%	1,300	44	53	(9)
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	4.705%	1,500	19	(154)	173
RRI Energy, Inc.	GSC	5.000%	09/20/2014	9.460%	300	(41)	(55)	14
SLM Corp.	BCLY	5.000%	12/20/2013	8.248%	1,100	(114)	(121)	7
SLM Corp.	BOA	5.000%	12/20/2010	8.657%	400	(19)	(33)	14
SLM Corp.	BOA	5.000%	12/20/2011	8.365%	2,800	(194)	(224)	30
SLM Corp.	DUB	5.000%	06/20/2010	8.719%	600	(19)	(34)	15
SLM Corp.	DUB	5.000%	06/20/2012	8.228%	500	(38)	(65)	27
SLM Corp.	GSC	5.000%	06/20/2010	8.719%	400	(13)	(24)	11
SLM Corp.	GSC	7.600%	03/20/2012	8.608%	2,650	(55)	0	(55)

						$(780)	$(1,088)	$308

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.HY-9 3-Year Index 25-35%	MLP	4.530%	12/20/2010	$4,800	$(277)	$0	$(277)
CDX.HY-9 5-Year Index 25-35%	MLP	3.230%	12/20/2012	800	(214)	0	(214)

					$(491)	$0	$(491)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h) Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar September Futures	$98.500	09/14/2009	414	$99	$19
Put - CME 90-Day Eurodollar September Futures	98.625	09/14/2009	24	4	1

				$103	$20

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	$1,200	$4	$2
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	1,000	9	5
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	1,000	8	6
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	2,300	8	5
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	3,000	27	17

							$56	$35

(i) Restricted securities as of June 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	12/08/2000	$1,915	$1,736	0.43%

(j) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	07/01/2039	$9,100	$9,448	$9,511

(k) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	BCLY	9,168	07/2009	$0	$(69)	$(69)
Sell	GBP	CITI	1,014	07/2009	0	(99)	(99)
Buy		MSC	1,014	07/2009	0	(7)	(7)
Sell		MSC	1,014	08/2009	7	0	7

					$7	$(175)	$(168)

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Bank Loan Obligations	$0	$21,933	$0	$21,933
Corporate Bonds & Notes	0	308,294	8,034	316,328
Other Investments++	16,129	44,182	0	60,311

Investments, at value	$16,129	$374,409	$8,034	$398,572

Short Sales, at value	$0	$(9,511)	$0	$(9,511)

Financial Derivative Instruments+++	$(222)	$(323)	$(83)	$(628)

Total	$15,907	$364,575	$7,951	$388,433

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$1,772	$5,680	$(38)	$1	$655	$(36)	$8,034
Other Investments++	158	(250)	0	(576)	668	0	0

Investments, at value	$1,930	$5,430	$(38)	$(575)	$1,323	$(36)	$8,034

Financial Derivative Instruments+++	$(450)	$0	$0	$0	$367	$0	$(83)

Total	$1,480	$5,430	$(38)	$(575)	$1,690	$(36)	$7,951

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

International Portfolio

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 4.5%
Commonwealth Bank of Australia
1.108% due 06/25/2014		$3,700	$3,688
4.500% due 02/20/2014	AUD	40,000	30,475
National Australia Bank Ltd.
4.250% due 03/26/2012		20,000	15,803
4.750% due 02/12/2014		15,000	11,559
Suncorp-Metway Ltd.
0.989% due 12/17/2010		$15,000	14,976

Total Australia (Cost $67,274)			76,501

CANADA 6.7%
Canada Housing Trust No. 1
0.810% due 09/15/2014	CAD	29,600	25,525
4.050% due 03/15/2011		52,900	47,680
4.600% due 09/15/2011		29,500	27,015
Province of Quebec Canada
6.250% due 06/01/2032		10,000	9,938
Royal Bank of Canada
0.649% due 06/08/2010		$4,000	4,003

Total Canada (Cost $115,006)			114,161

FINLAND 0.8%
Sampo Housing Loan Bank PLC
2.500% due 09/23/2010	EUR	10,000	14,018

Total Finland (Cost $14,966)			14,018

FRANCE 8.6%
Credit Agricole S.A.
0.714% due 05/28/2010		$10,700	10,645
Dexia Credit Local
1.262% due 09/23/2011		400	399
2.375% due 09/23/2011		9,100	9,167
France Government Bond
4.250% due 04/25/2019	EUR	2,300	3,361
5.000% due 04/25/2012		24,700	37,595
France Treasury Notes
3.750% due 09/12/2010		15,254	22,061
3.750% due 01/12/2013		28,100	41,417
Societe Financement de l’Economie Francaise
3.500% due 11/24/2011		15,000	21,807

Total France (Cost $144,086)			146,452

GERMANY 5.0%
Kreditanstalt fuer Wiederaufbau
0.620% due 11/26/2010 (h)	EUR	1,290	1,825
3.875% due 10/22/2010		35,000	50,683
Republic of Germany
4.250% due 07/04/2014		21,700	32,837

Total Germany (Cost $84,557)			85,345

ITALY 0.1%
Siena Mortgages SpA
1.498% due 12/16/2038	EUR	1,555	2,101

Total Italy (Cost $1,932)			2,101

JERSEY, CHANNEL ISLANDS 0.1%
Lloyds TSB Capital
7.375% due 12/29/2049	EUR	1,536	1,476

Total Jersey, Channel Islands (Cost $1,399)			1,476

NETHERLANDS 5.0%
Delphinus BV
1.830% due 06/25/2066	EUR	119	163
Holland Euro-Denominated Mortgage-Backed Series
1.680% due 04/18/2012		19	26
LeasePlan Corp. NV
3.375% due 12/10/2010		10,000	14,270
Netherlands Government Bond
5.500% due 07/15/2010		37,177	54,602
Siemens Financieringsmaatschappij NV
0.956% due 08/14/2009		$16,550	16,535

Total Netherlands (Cost $83,727)			85,596

NEW ZEALAND 0.1%
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	1,694	1,581

Total New Zealand (Cost $855)			1,581

NORWAY 1.3%
DnB NOR Bank ASA
1.209% due 10/13/2009		$7,900	7,851
DnB NOR Boligkreditt
4.375% due 11/15/2010	EUR	10,000	14,360

Total Norway (Cost $23,132)			22,211

PORTUGAL 0.6%
Banco Espirito Santo S.A.
4.375% due 01/25/2011	EUR	7,500	10,804

Total Portugal (Cost $11,416)			10,804

SPAIN 0.9%
Bankinter S.A.
5.000% due 05/14/2010	EUR	10,000	14,310

Total Spain (Cost $15,406)			14,310

SUPRANATIONAL 0.5%
European Investment Bank
5.375% due 05/20/2014	AUD	5,200	4,074
5.500% due 12/07/2009	GBP	2,300	3,862

Total Supranational (Cost $7,357)			7,936

SWITZERLAND 0.3%
UBS AG
1.927% due 05/05/2010		$5,000	5,016

Total Switzerland (Cost $4,992)			5,016

UNITED KINGDOM 0.6%
Bank of Scotland PLC
1.152% due 07/17/2009		$600	600
Bauhaus Securities Ltd.
1.704% due 10/30/2052	EUR	1,918	2,614
Lloyds TSB Bank PLC
6.350% due 10/29/2049		3,714	2,735
Rexam PLC
6.750% due 06/01/2013		$4,000	3,879

Total United Kingdom (Cost $7,460)			9,828

UNITED STATES 59.8%
ASSET-BACKED SECURITIES 7.1%
ACE Securities Corp.
0.364% due 07/25/2036		$9	9
0.404% due 06/25/2037		3,868	2,740
AFC Home Equity Loan Trust
1.024% due 12/22/2027		34	19
American Express Credit Account Master Trust
0.819% due 02/15/2012		297	297
Ameriquest Mortgage Securities, Inc.
0.544% due 11/25/2035		577	453
Amortizing Residential Collateral Trust
0.604% due 07/25/2032		58	31
1.014% due 10/25/2031		520	320
Argent Securities, Inc.
0.364% due 10/25/2036		6	6
0.404% due 07/25/2036		3,227	2,924
Asset-Backed Funding Certificates
0.374% due 01/25/2037		848	701
0.664% due 06/25/2034		998	490
Asset-Backed Securities Corp. Home Equity
0.394% due 05/25/2037		1,571	1,252
Bear Stearns Asset-Backed Securities Trust
0.364% due 11/25/2036		51	45
0.394% due 10/25/2036		619	549
0.404% due 06/25/2047		3,326	2,529
0.514% due 06/25/2036		9,320	7,592
0.644% due 01/25/2036		355	325
0.764% due 03/25/2043		591	537
0.804% due 06/25/2036		1,900	668
0.974% due 10/25/2032		484	299
BNC Mortgage Loan Trust
0.414% due 05/25/2037		1,121	845
Carrington Mortgage Loan Trust
0.364% due 01/25/2037		1,013	843
0.474% due 01/25/2036		305	289
0.634% due 10/25/2035		1,362	1,058
CIT Group Home Equity Loan Trust
0.584% due 06/25/2033		34	25
Citicorp Residential Mortgage Securities, Inc.
0.404% due 03/25/2037		381	379
Citigroup Mortgage Loan Trust, Inc.
0.359% due 05/15/2036		789	518
0.414% due 10/25/2036		282	264
0.424% due 03/25/2037		1,963	1,358
Countrywide Asset-Backed Certificates
0.364% due 05/25/2037		1,737	1,644
0.364% due 03/25/2047		40	38
0.364% due 06/25/2047		1,416	1,314
0.384% due 06/25/2047		454	421
0.394% due 06/25/2037		1,051	972
0.394% due 10/25/2047		842	740
0.414% due 07/25/2037		20,000	11,243
0.414% due 08/25/2037		1,600	879
0.414% due 09/25/2037		1,757	1,569
0.414% due 05/25/2047		141	123
0.414% due 09/25/2047		4,717	4,135
0.424% due 10/25/2046		1,382	1,302
0.504% due 06/25/2036		7,154	4,846
1.054% due 05/25/2032		153	64
Credit-Based Asset Servicing & Securitization LLC
0.374% due 11/25/2036		579	473
0.384% due 01/25/2037		785	377
0.404% due 12/25/2037		293	279
CS First Boston Mortgage Securities Corp.
0.934% due 01/25/2032		208	136
Equity One Asset-Backed Securities, Inc.
0.614% due 04/25/2034		553	210
Fieldstone Mortgage Investment Corp.
0.404% due 07/25/2036		236	233
First Franklin Mortgage Loan Asset-Backed Certificates
0.364% due 11/25/2036		408	384
0.384% due 12/25/2036		581	514
0.684% due 12/25/2034		79	63
0.694% due 10/25/2034		4	4
Fremont Home Loan Trust
0.364% due 10/25/2036		896	560
0.374% due 01/25/2037		1,220	792
GSAMP Trust
0.354% due 10/25/2046		75	71
0.384% due 09/25/2036		117	112
0.604% due 03/25/2034		14	14
HFC Home Equity Loan Asset-Backed Certificates
0.665% due 09/20/2033		1,765	1,321
Home Equity Asset Trust
0.914% due 11/25/2032		1	1
HSI Asset Securitization Corp. Trust
0.364% due 10/25/2036		514	303
0.364% due 12/25/2036		458	278
Indymac Residential Asset-Backed Trust
0.364% due 11/25/2036		9	9
0.374% due 04/25/2037		478	454
0.394% due 07/25/2037		197	179
JPMorgan Mortgage Acquisition Corp.
0.364% due 07/25/2036		276	262
0.377% due 11/25/2036		66	62
0.464% due 03/25/2037		10,000	3,614
Lehman XS Trust
0.394% due 11/25/2046		143	119
0.464% due 04/25/2037		356	238
Long Beach Mortgage Loan Trust
0.374% due 10/25/2036		49	45
0.594% due 10/25/2034		28	18
MASTR Asset-Backed Securities Trust
0.374% due 11/25/2036		646	600
0.424% due 02/25/2036		182	178
0.444% due 10/25/2036		3,193	2,730
Merrill Lynch Mortgage Investors, Inc.
0.384% due 08/25/2036		176	175
0.384% due 07/25/2037		80	74
0.394% due 09/25/2037		98	84
0.424% due 03/25/2037		1,547	1,473
Morgan Stanley ABS Capital I
0.364% due 09/25/2036		61	59
0.364% due 10/25/2036		486	452
0.374% due 05/25/2037		1,265	894
0.404% due 01/25/2037		20,000	5,748
0.414% due 10/25/2036		10,000	5,135
0.414% due 11/25/2036		20,000	11,606
0.424% due 10/25/2036		600	284
Nationstar Home Equity Loan Trust
0.374% due 06/25/2037		1,236	1,108
Park Place Securities, Inc.
0.574% due 09/25/2035		185	118
Residential Asset Mortgage Products, Inc.
0.394% due 10/25/2036		41	40
Residential Asset Securities Corp.
0.384% due 11/25/2036		328	322
0.394% due 10/25/2036		13	13
Saxon Asset Securities Trust
0.374% due 10/25/2046		38	36
Securitized Asset-Backed Receivables LLC Trust
0.354% due 01/25/2037		366	309
0.364% due 09/25/2036		244	215
SLM Student Loan Trust
2.592% due 04/25/2023		19,644	20,060
Soundview Home Equity Loan Trust
0.374% due 11/25/2036		829	447
0.394% due 01/25/2037		29	28
Structured Asset Securities Corp.
0.364% due 10/25/2036		143	130
0.714% due 05/25/2034		20	16
4.900% due 04/25/2035		40	24
Washington Mutual Asset-Backed Certificates
0.374% due 10/25/2036		237	195
Wells Fargo Home Equity Trust
0.364% due 01/25/2037		96	95
0.544% due 10/25/2035		118	112

			120,540

CORPORATE BONDS & NOTES 16.0%
American Express Bank FSB
0.438% due 05/29/2012		2,000	1,778
American Express Credit Corp.
0.459% due 10/04/2010		800	770
Bank of America Corp.
1.399% due 10/14/2016		10,000	7,579
Bank of America N.A.
1.162% due 06/23/2010		1,800	1,792
1.538% due 05/12/2010		6,556	6,497
Bear Stearns Cos. LLC
0.974% due 05/18/2010		1,200	1,199
BellSouth Corp.
4.950% due 04/26/2021		2,200	2,248
Black & Decker Corp.
5.750% due 11/15/2016		5,000	4,712
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		7,000	6,921
Cardinal Health, Inc.
6.000% due 06/15/2017		8,000	7,526
Caterpillar Financial Services Corp.
1.129% due 06/25/2010		8,800	8,795
1.354% due 06/24/2011		2,300	2,273
Citigroup Funding, Inc.
2.036% due 05/07/2010		8,685	8,508
Citigroup, Inc.
0.631% due 12/28/2009		12,540	12,421
1.070% due 08/13/2010		100	98
6.500% due 08/19/2013		300	292
Comcast Corp.
1.439% due 07/14/2009		2,200	2,201
Computer Sciences Corp.
6.500% due 03/15/2018		6,000	6,141
Credit Suisse USA, Inc.
1.083% due 08/15/2010		17,073	16,982
Fortune Brands, Inc.
5.375% due 01/15/2016		5,700	5,237
General Electric Capital Corp.
1.202% due 10/21/2010		3,400	3,341
General Mills, Inc.
1.231% due 01/22/2010		2,200	2,197
Goldman Sachs Group, Inc.
0.398% due 11/16/2009		6,000	5,996
0.856% due 03/02/2010		7,500	7,291
0.901% due 06/28/2010		20,320	20,216
HSBC Finance Corp.
1.098% due 06/01/2016		3,000	2,297
1.381% due 01/15/2014		5,000	4,060
Lehman Brothers Holdings, Inc.
3.053% due 11/10/2009 (a)		14,020	2,138
Macy’s Retail Holdings, Inc.
5.900% due 12/01/2016		6,000	4,895
Marriott International, Inc.
5.810% due 11/10/2015		2,750	2,412
6.375% due 06/15/2017		6,000	5,710
Maytag Corp.
5.000% due 05/15/2015		5,700	4,949
Merrill Lynch & Co., Inc.
0.712% due 03/23/2010		1,719	1,692
0.996% due 08/14/2009		4,300	4,300
3.188% due 05/12/2010		25,000	24,866
5.450% due 02/05/2013		100	97
Mohawk Industries, Inc.
6.625% due 01/15/2016		6,000	5,339
Morgan Stanley
3.006% due 05/14/2010		17,600	17,553
6.000% due 04/28/2015		200	200
National Rural Utilities Cooperative Finance Corp.
1.982% due 07/01/2010		956	957
NiSource Finance Corp.
6.150% due 03/01/2013		5,000	4,976
Nucor Corp.
5.750% due 12/01/2017		5,700	5,933
RR Donnelley & Sons Co.
4.950% due 04/01/2014		5,800	5,056
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018		5,000	4,294
Time Warner, Inc.
1.150% due 11/13/2009		1,100	1,097
Valero Energy Corp.
6.125% due 06/15/2017		6,000	5,793
Wells Fargo & Co.
1.239% due 01/12/2011		20,530	20,035

			271,660

MORTGAGE-BACKED SECURITIES 6.1%
American Home Mortgage Investment Trust
4.290% due 10/25/2034		55	39
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		155	152
Bear Stearns Adjustable Rate Mortgage Trust
2.500% due 08/25/2035		414	363
4.625% due 10/25/2035		327	259
Bear Stearns Alt-A Trust
4.787% due 08/25/2036		100	44
5.731% due 02/25/2036		311	138
5.738% due 01/25/2036		3,646	1,825
Bear Stearns Mortgage Funding Trust
0.384% due 02/25/2037		1,154	890
CC Mortgage Funding Corp.
0.494% due 07/25/2036		275	127
Citigroup Mortgage Loan Trust, Inc.
4.669% due 08/25/2035		300	222
Countrywide Alternative Loan Trust
0.395% due 09/20/2046		50	49
0.474% due 02/25/2047		401	152
0.494% due 05/25/2047		2,543	956
0.495% due 02/20/2047		14,576	5,675
0.504% due 08/25/2046		603	238
0.504% due 11/25/2046		1,057	409
0.525% due 03/20/2046		1,251	514
0.574% due 12/25/2035		213	97
0.594% due 12/25/2035		812	382
0.594% due 02/25/2037		407	186
0.614% due 08/25/2035		1,438	655
0.614% due 12/25/2035		2,521	1,111
0.634% due 11/25/2035		16,828	7,315
0.664% due 09/25/2035		5,217	2,379
Countrywide Home Loan Mortgage Pass-Through Trust
0.544% due 05/25/2035		520	232
0.604% due 03/25/2035		2,343	1,044
0.604% due 04/25/2035		29	13
0.614% due 03/25/2035		163	71
0.634% due 03/25/2035		12,513	5,229
0.644% due 02/25/2035		39	20
0.694% due 09/25/2034		45	23
4.620% due 08/25/2034		185	148
Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039		500	344
CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033		75	70
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.414% due 10/25/2036		70	60
Downey Savings & Loan Association Mortgage Loan Trust
0.523% due 03/19/2045		2,193	954
0.573% due 08/19/2045		802	354
0.643% due 08/19/2045		4,690	1,936
GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		86	86
Greenpoint Mortgage Funding Trust
0.394% due 10/25/2046		1,957	1,612
0.394% due 01/25/2047		1,168	887
0.544% due 06/25/2045		4,810	2,024
GSR Mortgage Loan Trust
6.000% due 03/25/2032		3	3
Harborview Mortgage Loan Trust
0.403% due 01/19/2038		3,373	3,118
0.503% due 01/19/2038		1,216	520
0.533% due 05/19/2035		2,522	1,131
0.553% due 06/19/2035		697	327
0.553% due 01/19/2036		362	160
0.553% due 03/19/2036		4,665	1,970
0.563% due 01/19/2036		5,884	2,457
0.623% due 11/19/2035		824	397
0.643% due 09/19/2035		65	28
0.655% due 06/20/2035		218	109
Impac Secured Assets CMN Owner Trust
0.394% due 01/25/2037		3,316	3,112
Indymac Index Mortgage Loan Trust
0.404% due 11/25/2046		166	154
0.414% due 01/25/2037		39	38
JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043		300	243
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.399% due 09/15/2021		54	48
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035		100	60
Residential Accredit Loans, Inc.
0.414% due 09/25/2046		164	129
0.524% due 04/25/2046		354	134
0.614% due 08/25/2035		278	127
Sequoia Mortgage Trust
0.663% due 10/19/2026		54	41
0.665% due 07/20/2033		2,878	2,313
2.224% due 10/20/2034		1,215	800
Structured Asset Mortgage Investments, Inc.
0.384% due 08/25/2036		93	89
0.893% due 07/19/2034		19	10
TBW Mortgage-Backed Pass-Through Certificates
0.414% due 09/25/2036		15	15
Thornburg Mortgage Securities Trust
0.424% due 11/25/2046		324	291
0.434% due 09/25/2046		303	279
0.584% due 03/25/2044		310	178
Wachovia Bank Commercial Mortgage Trust
0.399% due 06/15/2020		31,469	23,174
0.409% due 09/15/2021		531	383
WaMu Mortgage Pass-Through Certificates
0.544% due 04/25/2045		251	129
0.604% due 10/25/2045		98	51
0.624% due 01/25/2045		62	29
0.634% due 01/25/2045		60	30
0.634% due 07/25/2045		69	32
0.854% due 12/25/2027		161	120
2.150% due 12/25/2046		411	177
2.340% due 08/25/2046		56,238	20,137
2.540% due 11/25/2042		11	6
2.740% due 08/25/2042		43	27
2.840% due 11/25/2046		1,207	790
2.877% due 02/27/2034		42	34
3.127% due 10/25/2046		138	62
Wells Fargo Mortgage-Backed Securities Trust
3.581% due 09/25/2034		905	788
4.500% due 11/25/2018		173	168
4.694% due 04/25/2036		67	54
4.950% due 03/25/2036		399	283

			104,039

U.S. GOVERNMENT AGENCIES 30.1%
Fannie Mae
0.429% due 03/25/2034		44	40
0.464% due 08/25/2034		25	24
0.664% due 09/25/2042		131	122
0.714% due 06/25/2029		25	24
0.966% due 08/05/2010 (d)		9,190	9,208
4.287% due 11/01/2034		173	175
4.500% due 05/25/2015 - 02/25/2021		1,074	1,097
4.934% due 12/01/2034		62	64
5.000% due 11/25/2032 - 02/01/2037		7,727	7,986
5.111% due 12/01/2030		5	5
5.500% due 09/25/2024 - 04/01/2039		123,427	127,547
6.000% due 06/01/2031 - 07/25/2044		251,132	262,854
6.000% due 09/01/2038 (d)		26,000	27,210
6.060% due 03/01/2023		475	516
6.500% due 05/01/2028 - 07/01/2029		301	324
7.000% due 09/25/2023		93	100
8.800% due 01/25/2019		135	146
Freddie Mac
0.464% due 09/25/2035		5,100	2,754
0.549% due 02/15/2019		39,664	38,939
0.594% due 09/25/2031		78	71
0.641% due 08/24/2010 (d)		2,011	2,016
0.702% due 03/09/2011 (d)		1,720	1,726
0.769% due 12/15/2031		7	7
0.888% due 02/01/2011 (d)		3,276	3,271
0.926% due 05/04/2011 (d)		7,512	7,531
0.937% due 08/05/2011 (d)		612	612
2.638% due 10/25/2044		265	261
2.639% due 02/25/2045		121	116
2.838% due 07/25/2044		83	82
4.491% due 10/01/2036		311	323
4.500% due 02/15/2017 - 02/15/2020		526	545
5.000% due 03/15/2016 - 12/15/2031		6,408	6,616
6.500% due 07/15/2028		2,011	2,148
Ginnie Mae
4.125% due 11/20/2022 - 11/20/2024		751	764
4.375% due 03/20/2022 - 02/20/2025		193	198
4.625% due 08/20/2022 - 09/20/2026		515	528
5.375% due 04/20/2022 - 06/20/2030		1,681	1,738
6.000% due 08/20/2034		668	715
7.500% due 09/15/2025 - 11/15/2030		2,209	2,398
8.500% due 05/15/2028 - 07/15/2030		23	26
Small Business Administration
4.625% due 02/01/2025		139	143
5.090% due 10/01/2025		75	78

			511,048

U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Bonds
5.500% due 08/15/2028		1,400	1,616
U.S. Treasury Notes
0.875% due 04/30/2011 (e)		7,388	7,369

			8,985

Total United States (Cost $1,193,242)			1,016,272

SHORT-TERM INSTRUMENTS 5.6%
CERTIFICATES OF DEPOSIT 0.9%
Calyon Financial, Inc.
0.636% due 06/29/2010		15,000	14,826

REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 07/01/2009		4,888	4,888

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/27/2009 valued at $4,989. Repurchase proceeds are $4,888.)
U.S. TREASURY BILLS 0.5%
0.113% due 07/02/2009 - 07/30/2009 (b)(d)(e)		8,815	8,815

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 3.9%
		6,598,538	66,045

Total Short-Term Instruments (Cost $94,742)			94,574

PURCHASED OPTIONS (g) 0.4% (Cost $5,124)			7,235
Total Investments 100.9% (Cost $1,876,673)			$1,715,417
Other Assets and Liabilities (Net) (0.9%)			(15,617)

Net Assets 100.0%			$1,699,800

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Affiliated to the Portfolio.

(d) Securities with an aggregate market value of $25,838 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(e) Securities with an aggregate market value of $10,515 and cash of $190 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	1,257	$(55)
90-Day Euribor June Futures	Long	06/2010	500	(97)
90-Day Euribor March Futures	Long	03/2010	1,158	1,265
90-Day Euribor September Futures	Long	09/2010	1,201	1,017
Euro-Bund 10-Year Bond September Futures	Long	09/2009	138	31
U.S. Treasury 5-Year Note September Futures	Long	09/2009	14	(27)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	1,653	791
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	317	(267)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	3,483	1,239

				$3,897

(f) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp.	BOA	(0.950%)	12/20/2016	1.565%	$5,000	$189	$147	$42
Cadbury Schweppes U.S. Finance LLC	BOA	(0.460%)	12/20/2013	0.340%	7,000	(37)	0	(37)
Cardinal Health, Inc.	DUB	(0.610%)	06/20/2017	0.486%	8,000	(70)	36	(106)
Computer Sciences Corp.	BOA	(1.160%)	03/20/2018	0.573%	6,000	(265)	(91)	(174)
Fortune Brands, Inc.	BOA	(0.812%)	03/20/2016	1.558%	5,700	242	237	5
Macy’s Retail Holdings, Inc.	DUB	(2.780%)	12/20/2016	3.692%	6,000	298	4	294
Marriott International, Inc.	BOA	(1.650%)	06/20/2017	1.919%	6,000	99	610	(511)
Marriott International, Inc.	DUB	(4.230%)	12/20/2015	1.999%	2,750	(334)	0	(334)
Maytag Corp.	DUB	(0.650%)	06/20/2015	0.820%	5,700	51	3	48
Mohawk Industries, Inc.	UBS	(1.550%)	03/20/2016	3.260%	6,000	532	326	206
NiSource Finance Corp.	JPM	(2.960%)	03/20/2013	2.390%	5,000	(100)	0	(100)
Nucor Corp.	BOA	(0.365%)	12/20/2017	0.576%	5,700	87	399	(312)
Rexam PLC	CITI	(4.000%)	06/20/2013	2.041%	4,000	(289)	0	(289)
RR Donnelley & Sons Co.	BOA	(1.030%)	06/20/2014	3.574%	5,800	614	242	372
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%)	06/20/2018	3.234%	5,000	545	566	(21)
Valero Energy Corp.	CITI	(1.930%)	06/20/2017	2.469%	6,000	197	0	197

						$1,759	$2,479	$(720)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	3.944%	$22,500	$(774)	$0	$(774)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	4.048%	6,000	(262)	0	(262)
General Electric Capital Corp.	DUB	1.070%	09/20/2010	3.944%	12,500	(423)	0	(423)

						$(1,459)	$0	$(1,459)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	261,500	$(774)	$143	$(917)
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	RBS		$2,000	101	132	(31)
Pay	3-Month USD-LIBOR	3.000%	12/16/2039	BNP		3,300	(715)	128	(843)
Pay	6-Month AUD Bank Bill	4.500%	06/15/2012	DUB	AUD	685,000	(10,825)	(2,623)	(8,202)
Pay	6-Month EUR-LIBOR	3.500%	09/16/2014	JPM	EUR	8,000	263	(39)	302
Pay	6-Month GBP-LIBOR	6.000%	09/18/2009	GSC	GBP	710,000	23,547	(2,588)	26,135
Pay	6-Month GBP-LIBOR	5.500%	09/20/2009	JPM		725,000	21,409	(2,073)	23,482

							$33,006	$(6,920)	$39,926

(g) Purchased options outstanding on June 30, 2009:

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Cost	Market Value
Call - OTC USD versus JPY	JPY	105.200	03/31/2010	$17,000	$716	$182
Put - OTC USD versus JPY		105.200	03/31/2010	17,000	716	1,818
Call - OTC USD versus JPY		105.400	03/31/2010	44,000	1,846	456
Put - OTC USD versus JPY		105.400	03/31/2010	44,000	1,846	4,779

					$5,124	$7,235

(h) Restricted securities as of June 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Kreditanstalt fuer Wiederaufbau	0.620%	11/26/2010	05/19/2009	$1,744	$1,825	0.11%

(i) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	DUB	90,833	07/2009	$0	$(834)	$(834)
Sell		GSC	5,123	07/2009	21	0	21
Buy		JPM	48,621	07/2009	662	(107)	555
Buy	BRL	HSBC	38,790	08/2009	0	(324)	(324)
Sell		HSBC	5,229	08/2009	0	(267)	(267)
Buy		JPM	194,105	08/2009	0	(1,543)	(1,543)
Sell	CAD	JPM	21,173	07/2009	710	0	710
Sell		JPM	76,057	08/2009	4,035	0	4,035
Sell		RBS	31,566	08/2009	347	0	347
Buy		UBS	40,260	08/2009	0	(1,382)	(1,382)
Buy	CHF	RBS	8,392	07/2009	0	(76)	(76)
Buy		RBC	8,393	10/2009	0	(37)	(37)
Sell	EUR	BCLY	1,732	07/2009	0	(26)	(26)
Sell		BNP	70,000	07/2009	0	(248)	(248)
Sell		CITI	1,266	07/2009	0	(20)	(20)
Sell		GSC	174,783	07/2009	1,543	(123)	1,420
Sell		HSBC	2,399	07/2009	0	(23)	(23)
Buy		JPM	11,410	07/2009	6	0	6
Sell		RBC	9,664	07/2009	0	(204)	(204)
Buy		RBS	13,087	07/2009	32	0	32
Buy	GBP	BCLY	38,923	07/2009	4,418	0	4,418
Sell		BCLY	2,131	07/2009	0	(105)	(105)
Buy		CITI	5,460	07/2009	0	(18)	(18)
Sell		CITI	95,269	07/2009	7	(8,833)	(8,826)
Sell		GSC	1,553	07/2009	0	(63)	(63)
Buy		RBS	9,183	07/2009	168	(9)	159
Sell		RBS	19,007	07/2009	0	(1,466)	(1,466)
Buy		UBS	17,600	07/2009	922	0	922
Sell		JPM	17,332	08/2009	137	0	137
Sell		MSC	1,805	08/2009	12	0	12
Sell		RBC	5,422	08/2009	61	0	61
Sell		RBS	17,119	08/2009	0	(12)	(12)
Sell	HKD	BCLY	3	09/2009	0	0	0
Sell		BOA	7	09/2009	0	0	0
Sell		CITI	4	09/2009	0	0	0
Sell		DUB	4	09/2009	0	0	0
Sell		JPM	4	09/2009	0	0	0
Sell	JPY	BNP	3,090,907	07/2009	0	(35)	(35)
Buy		MSC	1,374,857	07/2009	272	0	272
Sell		MSC	1,716,050	08/2009	0	0	0
Buy	KRW	BCLY	945,248	07/2009	39	0	39
Buy		BOA	549,035	07/2009	25	0	25
Buy		CITI	555,649	07/2009	23	0	23
Buy		DUB	165,927	07/2009	6	0	6
Buy	MXN	CITI	489	11/2009	4	0	4
Buy	NZD	CSFB	12,488	07/2009	47	0	47
Buy		GSC	2,658	07/2009	73	0	73
Sell		GSC	6,088	07/2009	0	(167)	(167)
Sell		RBS	21	07/2009	0	0	0
Buy	SEK	BNP	11,492	07/2009	0	(10)	(10)
Buy		RBS	11,492	10/2009	1	0	1
Buy	SGD	CITI	3,758	07/2009	34	0	34
Buy		HSBC	37,621	07/2009	0	(44)	(44)
Sell		HSBC	44,665	07/2009	0	(1,053)	(1,053)
Buy		JPM	3,287	07/2009	87	0	87

					$13,692	$(17,029)	$(3,337)

(j) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Canada	$0	$114,161	$0	$114,161
France	0	146,452	0	146,452
Germany	0	85,345	0	85,345
Netherlands	0	85,596	0	85,596
United States	0	1,016,272	0	1,016,272
Short-Term Instruments	66,045	28,529	0	94,574
Other Investments++	0	173,017	0	173,017

Investments, at value	$66,045	$1,649,372	$0	$1,715,417

Financial Derivative Instruments+++	$3,897	$34,410	$0	$38,307

Total	$69,942	$1,683,782	$0	$1,753,724

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2009
Other Investments++	$7	$(7)	$0	$1	$(1)	$0	$0

Investments, at value	$7	$(7)	$0	$1	$(1)	$0	$0

Financial Derivative Instruments+++	$12	$0	$0	$0	$(12)	$0	$0

Total	$19	$(7)	$0	$1	$(13)	$0	$0

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Investment Grade Corporate Portfolio

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 91.4%
BANKING & FINANCE 53.2%
AGFC Capital Trust I
6.000% due 01/15/2067		$3,080	$647
Allstate Corp.
5.000% due 08/15/2014		500	496
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		30,500	31,574
American Express Bank FSB
0.399% due 07/13/2010		2,900	2,825
5.500% due 04/16/2013		19,400	19,061
6.000% due 09/13/2017		20,200	18,455
American Express Centurion Bank
0.399% due 07/13/2010		28,800	28,032
American Express Co.
6.150% due 08/28/2017		3,000	2,771
6.800% due 09/01/2066		1,405	1,013
7.000% due 03/19/2018		41,200	40,071
8.150% due 03/19/2038		12,400	13,130
American Express Credit Corp.
0.459% due 10/04/2010		1,000	963
5.875% due 05/02/2013		46,505	46,233
American Express Travel Related Services Co., Inc.
0.520% due 06/01/2011		6,600	5,857
American International Group, Inc.
0.709% due 03/20/2012		3,000	1,563
1.094% due 01/29/2010		2,100	1,790
1.217% due 10/18/2011		3,500	2,260
4.250% due 05/15/2013		1,000	580
4.950% due 03/20/2012		9,000	6,124
5.450% due 05/18/2017		8,090	4,264
5.850% due 01/16/2018		27,880	14,771
6.250% due 03/15/2037		16,000	4,200
8.175% due 05/15/2058		116,500	33,259
8.250% due 08/15/2018		14,700	8,662
ANZ National International Ltd.
6.200% due 07/19/2013		37,000	38,161
AXA S.A.
6.463% due 12/14/2018		10,000	6,310
BAC Capital Trust XIV
5.630% due 12/31/2049		20	10
Bank of America Corp.
1.399% due 10/14/2016		4,700	3,562
4.750% due 08/01/2015		2,400	2,174
5.375% due 08/15/2011		25	26
5.625% due 10/14/2016		300	271
5.650% due 05/01/2018		6,940	6,143
5.750% due 12/01/2017		8,790	7,839
6.000% due 09/01/2017		3,100	2,823
7.375% due 05/15/2014		385	398
7.625% due 06/01/2019		2,885	2,903
Bank of America N.A.
6.000% due 06/15/2016		100	91
Bank of Scotland PLC
0.689% due 12/08/2010		23,450	22,345
1.152% due 07/17/2009		300	300
Banque Paribas
6.950% due 07/22/2013		3,850	4,014
Barclays Bank PLC
0.787% due 03/23/2017		12,000	9,690
5.450% due 09/12/2012		21,700	22,648
6.050% due 12/04/2017		22,425	19,477
6.750% due 05/22/2019		900	894
6.860% due 09/29/2049		360	216
7.434% due 09/29/2049		21,500	14,425
10.179% due 06/12/2021		32,280	34,500
Bear Stearns Cos. LLC
0.902% due 09/09/2009		25	25
1.093% due 08/15/2011		1,645	1,603
1.392% due 07/16/2009		100	100
1.507% due 07/19/2010		500	500
4.650% due 07/02/2018		17,800	15,768
5.550% due 01/22/2017		7,630	7,082
6.400% due 10/02/2017		30,645	30,748
6.950% due 08/10/2012		3,760	4,091
7.250% due 02/01/2018		10,200	10,768
Berkshire Hathaway Finance Corp.
5.400% due 05/15/2018		90	93
BNP Paribas
0.832% due 12/09/2016		1,000	875
5.186% due 06/29/2049		17,700	11,546
7.195% due 06/29/2049		5,600	4,098
Branch Banking & Trust Co.
0.949% due 09/13/2016		23,000	18,118
Canadian Oil Sands Ltd.
7.750% due 05/15/2019		1,000	1,024
Capital One Financial Corp.
5.500% due 06/01/2015		15,000	13,891
Caterpillar Financial Services Corp.
1.129% due 06/25/2010		550	550
1.354% due 06/24/2011		5,000	4,941
CBA Capital Trust II
6.024% due 03/29/2049		8,265	5,503
CIT Group, Inc.
1.170% due 02/13/2012		7,700	4,546
1.352% due 07/28/2011		5,000	3,403
4.750% due 12/15/2010		5,000	3,926
5.400% due 03/07/2013		980	608
Citigroup Capital XXI
8.300% due 12/21/2077		51,000	39,832
Citigroup, Inc.
0.944% due 05/18/2011		16,400	15,511
1.004% due 05/18/2010		22,650	22,247
1.070% due 08/13/2010		100	98
4.125% due 02/22/2010		695	695
5.000% due 09/15/2014		15,140	12,712
5.500% due 04/11/2013		5,010	4,701
6.000% due 08/15/2017		15,800	13,795
6.125% due 11/21/2017		14,310	12,566
6.125% due 08/25/2036		8,900	6,639
6.500% due 08/19/2013		2,930	2,850
6.625% due 06/15/2032		10,000	8,212
8.400% due 04/29/2049 (a)		78,485	58,967
8.500% due 05/22/2019		410	418
CNA Financial Corp.
5.850% due 12/15/2014		2,000	1,608
6.000% due 08/15/2011		2,000	1,904
Countrywide Financial Corp.
6.250% due 05/15/2016		4,000	3,554
Countrywide Home Loans, Inc.
4.000% due 03/22/2011		1,000	987
Credit Agricole S.A.
6.637% due 05/29/2049		24,035	14,139
Credit Suisse New York
5.000% due 05/15/2013		23,000	23,542
Credit Suisse USA, Inc.
0.846% due 03/02/2011		3,000	2,947
1.371% due 01/15/2010		1,800	1,797
6.125% due 11/15/2011		170	182
Danske Bank A/S
5.914% due 12/29/2049		10,100	6,268
FIA Card Services N.A.
7.125% due 11/15/2012		1,300	1,371
First Union Capital I
7.935% due 01/15/2027		10,525	9,549
Fleet Capital Trust V
1.613% due 12/18/2028		3,000	1,596
General Electric Capital Corp.
1.357% due 01/08/2016		200	163
4.250% due 12/01/2010		30	30
5.250% due 10/19/2012		75	77
5.625% due 09/15/2017		5,060	4,850
5.875% due 01/14/2038		37,300	29,572
6.375% due 11/15/2067		2,685	1,794
6.750% due 03/15/2032		9,900	8,902
6.875% due 01/10/2039		9,055	8,165
GMAC LLC
6.750% due 12/01/2014		100	77
6.875% due 08/28/2012		100	82
8.000% due 11/01/2031		120	82
Goldman Sachs Capital II
5.793% due 12/29/2049		15,010	9,153
Goldman Sachs Group, Inc.
0.397% due 12/23/2009		3,500	3,497
0.901% due 06/28/2010		3,350	3,333
1.059% due 03/22/2016		6,100	5,174
1.187% due 02/06/2012		3,600	3,440
1.501% due 07/22/2015		10,000	8,622
1.639% due 01/12/2015		2,800	2,457
4.500% due 06/15/2010		125	128
5.300% due 02/14/2012		200	207
5.350% due 01/15/2016		100	95
5.450% due 11/01/2012		50	52
5.700% due 09/01/2012		800	838
5.750% due 10/01/2016		22,997	22,550
5.950% due 01/18/2018		13,000	12,630
6.150% due 04/01/2018		20,170	19,670
6.250% due 09/01/2017		24,100	23,883
6.450% due 05/01/2036		9,700	8,240
6.750% due 10/01/2037		45,200	40,253
7.500% due 02/15/2019		2,100	2,252
Governor & Co. of the Bank of Ireland
0.663% due 12/18/2009		2,000	1,982
HBOS Capital Funding LP
6.071% due 06/29/2049		14,500	5,290
HBOS PLC
5.375% due 11/29/2049		8,800	4,257
6.000% due 11/01/2033		1,265	757
6.750% due 05/21/2018		30,700	23,208
HSBC Bank USA N.A.
4.625% due 04/01/2014		500	492
7.000% due 01/15/2039		23,600	24,995
HSBC Capital Funding LP
4.610% due 12/29/2049		21,750	15,349
HSBC Finance Corp.
0.719% due 03/12/2010		2,500	2,459
0.979% due 09/14/2012		1,500	1,321
1.098% due 06/01/2016		500	383
1.166% due 08/09/2011		20,500	18,562
1.369% due 04/24/2012		2,350	2,077
6.750% due 05/15/2011		130	134
HSBC Holdings PLC
6.500% due 05/02/2036		7,900	7,729
6.500% due 09/15/2037		27,100	26,264
6.800% due 06/01/2038		11,200	11,277
7.625% due 05/17/2032		730	749
International Lease Finance Corp.
5.250% due 01/10/2013		5,000	3,784
JPMorgan Chase & Co.
4.750% due 05/01/2013		135	137
5.125% due 09/15/2014		135	135
5.150% due 10/01/2015		200	197
5.750% due 01/02/2013		4,125	4,259
6.000% due 01/15/2018		300	298
6.400% due 05/15/2038		17,585	17,664
7.900% due 04/29/2049		21,100	18,516
JPMorgan Chase Bank N.A.
0.959% due 06/13/2016		5,000	4,083
6.000% due 10/01/2017		30,000	29,247
JPMorgan Chase Capital XIII
1.548% due 09/30/2034		3,000	1,699
JPMorgan Chase Capital XVIII
6.950% due 08/17/2036		200	169
JPMorgan Chase Capital XX
6.550% due 09/15/2066		1,200	956
Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)		9,946	1,517
2.950% due 05/25/2010 (a)		6,772	1,033
4.375% due 11/30/2010 (a)		2,850	435
4.500% due 07/26/2010 (a)		140	21
5.250% due 02/06/2012 (a)		75	11
5.875% due 11/15/2017 (a)		8,150	1,243
6.875% due 05/02/2018 (a)		16,693	2,754
6.875% due 07/17/2037 (a)		2,100	0
7.020% due 05/12/2014 (a)		5,190	791
7.500% due 05/11/2038 (a)		10,000	1
Lloyds Banking Group PLC
5.920% due 09/29/2049		13,000	4,615
6.267% due 11/29/2049		10,000	3,404
Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		2,000	2,005
MassMutual Global Funding II
3.625% due 07/16/2012 (b)		10,000	10,012
MBNA Capital B
1.828% due 02/01/2027		2,000	1,055
Merrill Lynch & Co., Inc.
1.236% due 02/05/2010		100	99
3.188% due 05/12/2010		740	736
5.000% due 01/15/2015		500	457
5.450% due 02/05/2013		600	585
5.450% due 07/15/2014		3,575	3,425
6.050% due 08/15/2012		14,000	14,051
6.400% due 08/28/2017		20,500	18,175
6.875% due 04/25/2018		17,940	16,631
MetLife, Inc.
5.000% due 11/24/2013		700	699
6.400% due 12/15/2066		20	14
6.750% due 06/01/2016		1,565	1,595
Metropolitan Life Global Funding I
0.894% due 05/17/2010		250	248
1.140% due 08/13/2012		2,250	2,107
1.358% due 06/25/2010		4,000	3,988
5.125% due 04/10/2013		9,000	9,165
Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014		1,500	1,547
Morgan Stanley
0.409% due 01/15/2010		2,500	2,478
1.357% due 01/18/2011		3,200	3,101
1.399% due 01/09/2012		2,000	1,804
1.449% due 01/09/2014		24,240	21,786
1.557% due 10/18/2016		15,750	12,761
1.611% due 10/15/2015		5,255	4,510
3.006% due 05/14/2010		735	733
4.750% due 04/01/2014		2,070	1,958
5.450% due 01/09/2017		5,000	4,676
5.550% due 04/27/2017		930	867
5.625% due 01/09/2012		4,512	4,620
5.750% due 10/18/2016		10,000	9,601
6.000% due 05/13/2014		600	608
6.000% due 04/28/2015		17,345	17,329
6.250% due 08/28/2017		4,800	4,652
6.600% due 04/01/2012		1,060	1,123
6.625% due 04/01/2018		54,400	54,321
7.300% due 05/13/2019		1,700	1,766
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		26,900	23,578
National Australia Bank Ltd.
5.350% due 06/12/2013		20,000	20,624
National City Bank
0.704% due 06/18/2010		1,100	1,075
5.250% due 12/15/2016		10,000	9,369
National City Bank of Kentucky
6.300% due 02/15/2011		2,350	2,379
National City Bank of Pennsylvania
7.250% due 10/21/2011		853	860
National Rural Utilities Cooperative Finance Corp.
4.750% due 03/01/2014		150	155
7.250% due 03/01/2012		1,125	1,230
10.375% due 11/01/2018		760	954
New York Life Global Funding
5.250% due 10/16/2012		500	530
Pacific Life Global Funding
5.150% due 04/15/2013		9,000	8,981
Pricoa Global Funding I
1.139% due 01/30/2012		300	282
Princeton University
4.950% due 03/01/2019		3,000	3,042
Rabobank Nederland NV
11.000% due 12/29/2049		42,608	47,521
Resona Bank Ltd.
5.850% due 09/29/2049		6,900	5,216
Royal Bank of Scotland Group PLC
0.874% due 08/29/2017		8,200	5,859
1.339% due 04/11/2016		40,000	29,881
6.990% due 10/29/2049		26,135	12,822
7.640% due 03/29/2049		600	243
9.118% due 03/31/2049		10,045	8,188
Santander Issuances S.A. Unipersonal
5.805% due 06/20/2016		600	483
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		5,900	4,372
Simon Property Group LP
6.750% due 05/15/2014		5,000	5,031
SLM Corp.
0.829% due 03/15/2011		200	172
1.232% due 07/27/2009		13,840	13,781
1.252% due 07/26/2010		300	272
1.322% due 10/25/2011		1,000	811
1.392% due 01/27/2014		954	664
4.000% due 01/15/2010		110	107
4.500% due 07/26/2010		100	94
8.450% due 06/15/2018		4,940	4,232
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		8,800	7,078
SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049		17,550	17,052
Societe Generale
5.750% due 04/20/2016		35,735	32,900
State Street Capital Trust III
8.250% due 03/15/2042		3,000	2,536
State Street Capital Trust IV
1.629% due 06/01/2077		15,500	8,990
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049		5,600	5,163
SunTrust Capital VIII
6.100% due 12/01/2066		118	77
Tiers Trust
8.125% due 09/15/2017		617	267
U.S. Bank N.A.
1.419% due 10/14/2014		45,815	42,201
UBS AG
1.927% due 05/05/2010		1,100	1,103
5.750% due 04/25/2018		18,400	16,786
5.875% due 12/20/2017		11,840	11,044
UBS Preferred Funding Trust V
6.243% due 05/29/2049		19,100	11,283
UFJ Finance Aruba AEC
6.750% due 07/15/2013		24,482	25,381
USB Capital IX
6.189% due 04/15/2049		16,250	10,973
Wachovia Bank N.A.
0.959% due 03/15/2016		4,000	3,163
4.875% due 02/01/2015		700	670
6.600% due 01/15/2038		250	244
Wachovia Capital Trust III
5.800% due 03/29/2049		34,340	20,611
Wachovia Capital Trust V
7.965% due 06/01/2027		5,000	4,090
Wachovia Corp.
0.818% due 03/01/2012		6,500	6,156
0.899% due 06/15/2017		16,471	12,316
1.218% due 08/01/2013		200	180
1.261% due 10/15/2011		200	190
5.500% due 05/01/2013		46,100	47,679
5.750% due 02/01/2018		4,200	4,132
Wells Fargo & Co.
4.950% due 10/16/2013		2,000	1,994
5.250% due 10/23/2012		160	166
5.625% due 12/11/2017		175	173
7.980% due 03/29/2049		22,800	18,952
Wells Fargo Bank N.A.
1.064% due 05/16/2016		10,000	7,574
4.750% due 02/09/2015		3,125	2,968
Wells Fargo Capital X
5.950% due 12/15/2036		11,567	8,584
Wells Fargo Capital XIII
7.700% due 12/29/2049		42,800	35,551
Xstrata Finance Canada Ltd.
5.800% due 11/15/2016		6,100	5,474

			2,186,634

INDUSTRIALS 18.5%
AIG SunAmerica Global Financing VI
6.300% due 05/10/2011		140	132
Altria Group, Inc.
9.950% due 11/10/2038		900	1,041
10.200% due 02/06/2039		18,800	22,249
Amgen, Inc.
5.700% due 02/01/2019		2,800	2,959
5.850% due 06/01/2017		150	159
6.375% due 06/01/2037		500	533
6.400% due 02/01/2039		10,050	10,712
Apache Corp.
5.625% due 01/15/2017		200	210
6.000% due 01/15/2037		2,600	2,758
ArcelorMittal
9.850% due 06/01/2019		840	908
AstraZeneca PLC
6.450% due 09/15/2037		3,300	3,667
AutoZone, Inc.
5.500% due 11/15/2015		2,500	2,478
Bottling Group LLC
5.125% due 01/15/2019		10,000	10,211
BP AMI Leasing, Inc.
5.523% due 05/08/2019		850	874
Burlington Northern Santa Fe Corp.
4.875% due 01/15/2015		1,527	1,548
5.650% due 05/01/2017		1,960	2,004
8.125% due 04/15/2020		7,000	7,873
Canadian National Railway Co.
6.900% due 07/15/2028		1,200	1,337
Canadian Natural Resources Ltd.
5.700% due 05/15/2017		2,500	2,532
6.750% due 02/01/2039		6,600	6,908
CODELCO, Inc.
7.500% due 01/15/2019		9,400	10,913
Colorado Interstate Gas Co.
6.800% due 11/15/2015		49	51
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		500	570
Comcast Cable Holdings LLC
9.800% due 02/01/2012		1,830	2,061
Comcast Corp.
5.875% due 02/15/2018		16,525	16,777
5.900% due 03/15/2016		100	104
6.500% due 01/15/2017		1,350	1,434
6.950% due 08/15/2037		1,100	1,149
7.050% due 03/15/2033		5,000	5,332
Computer Sciences Corp.
6.500% due 03/15/2018		1,000	1,024
Continental Airlines, Inc.
7.056% due 09/15/2009		5,000	4,950
Covidien International Finance S.A.
6.000% due 10/15/2017		1,500	1,598
6.550% due 10/15/2037		4,300	4,773
CSX Corp.
5.300% due 02/15/2014		400	404
6.250% due 04/01/2015		1,066	1,104
CVS Caremark Corp.
0.968% due 06/01/2010		450	447
CVS Pass-Through Trust
6.943% due 01/10/2030		12,631	11,459
Daimler Finance North America LLC
5.750% due 09/08/2011		2,000	2,042
8.000% due 06/15/2010		270	279
Darden Restaurants, Inc.
6.200% due 10/15/2017		2,000	1,901
Delta Air Lines, Inc.
6.619% due 09/18/2012		776	738
Devon Financing Corp. ULC
7.875% due 09/30/2031		740	873
Dow Chemical Co.
8.550% due 05/15/2019		12,500	12,543
El Paso Corp.
7.750% due 06/15/2010		13,533	13,617
7.800% due 08/01/2031		41,285	33,858
8.050% due 10/15/2030		9,200	7,695
El Paso Natural Gas Co.
8.375% due 06/15/2032		150	164
Enbridge Energy Partners LP
5.875% due 12/15/2016		3,600	3,428
EnCana Corp.
5.900% due 12/01/2017		5,700	5,852
6.500% due 08/15/2034		1,200	1,221
6.500% due 02/01/2038		8,300	8,523
6.625% due 08/15/2037		15,000	15,564
Energy Transfer Partners LP
5.650% due 08/01/2012		9,060	9,248
5.950% due 02/01/2015		3,500	3,532
6.000% due 07/01/2013		4,000	4,074
6.125% due 02/15/2017		2,400	2,388
6.625% due 10/15/2036		6,900	6,754
6.700% due 07/01/2018		500	512
7.500% due 07/01/2038		4,100	4,313
9.700% due 03/15/2019		250	287
Enterprise Products Operating LLC
5.000% due 03/01/2015		900	831
6.300% due 09/15/2017		1,435	1,444
6.500% due 01/31/2019		5,000	5,091
EOG Resources, Inc.
5.875% due 09/15/2017		20,000	21,304
Express Scripts, Inc.
5.250% due 06/15/2012		19,200	19,855
7.250% due 06/15/2019		1,700	1,878
Gaz Capital S.A.
6.212% due 11/22/2016		130	109
6.510% due 03/07/2022		150	113
8.146% due 04/11/2018		14,000	12,810
General Electric Co.
5.000% due 02/01/2013		325	339
5.250% due 12/06/2017		10,145	9,980
General Mills, Inc.
5.700% due 02/15/2017		4,500	4,744
GlaxoSmithKline Capital, Inc.
6.375% due 05/15/2038		300	327
Hess Corp.
7.300% due 08/15/2031		2,133	2,205
7.875% due 10/01/2029		1,650	1,792
HJ Heinz Finance Co.
6.000% due 03/15/2012		1,400	1,472
Hospira, Inc.
5.550% due 03/30/2012		100	104
6.050% due 03/30/2017		500	489
International Business Machines Corp.
5.700% due 09/14/2017		11,800	12,548
Johnson Controls, Inc.
5.500% due 01/15/2016		2,000	1,857
Kinder Morgan Energy Partners LP
5.000% due 12/15/2013		18	18
5.625% due 02/15/2015		3,770	3,817
5.950% due 02/15/2018		6,981	6,845
6.000% due 02/01/2017		2,230	2,216
6.500% due 02/01/2037		1,150	1,052
6.850% due 02/15/2020		35,900	36,867
6.950% due 01/15/2038		3,739	3,629
7.300% due 08/15/2033		5,500	5,292
Kraft Foods, Inc.
5.625% due 11/01/2011		2,000	2,126
6.500% due 08/11/2017		6,400	6,751
6.875% due 02/01/2038		2,000	2,120
Kroger Co.
5.500% due 02/01/2013		3,000	3,103
Loews Corp.
5.250% due 03/15/2016		2,000	2,013
Merck & Co., Inc.
5.000% due 06/30/2019		900	913
New Albertson’s, Inc.
8.000% due 05/01/2031		5,000	4,313
Newmont Mining Corp.
5.875% due 04/01/2035		1,800	1,684
Nokia Corp.
6.625% due 05/15/2039		1,200	1,270
Norfolk Southern Corp.
5.750% due 04/01/2018		2,000	2,048
Northwest Pipeline GP
5.950% due 04/15/2017		990	987
Novartis Securities Investment Ltd.
5.125% due 02/10/2019		5,235	5,365
Omnicom Group, Inc.
5.900% due 04/15/2016		3,800	3,812
ONEOK Partners LP
6.650% due 10/01/2036		525	485
6.850% due 10/15/2037		9,100	8,668
Pactiv Corp.
6.400% due 01/15/2018		500	452
Petro-Canada
6.050% due 05/15/2018		55	55
Pfizer, Inc.
6.200% due 03/15/2019		530	581
7.200% due 03/15/2039		715	851
Philip Morris International, Inc.
6.375% due 05/16/2038		23,870	25,448
Plains All American Pipeline LP
6.125% due 01/15/2017		1,000	966
6.650% due 01/15/2037		100	93
Procter & Gamble Co.
3.500% due 02/15/2015		10,000	10,110
RadioShack Corp.
7.375% due 05/15/2011		1,900	1,933
Reynolds American, Inc.
1.329% due 06/15/2011		200	187
6.750% due 06/15/2017		10,700	10,006
Rio Tinto Finance USA Ltd.
9.000% due 05/01/2019		385	429
Roche Holdings, Inc.
6.000% due 03/01/2019		7,215	7,707
7.000% due 03/01/2039		315	366
Rockies Express Pipeline LLC
4.500% due 08/20/2009		49,300	49,307
6.250% due 07/15/2013		330	333
6.850% due 07/15/2018		6,455	6,835
7.500% due 07/15/2038		1,000	1,082
Rohm & Haas Co.
6.000% due 09/15/2017		10,500	9,402
RR Donnelley & Sons Co.
6.125% due 01/15/2017		3,000	2,643
11.250% due 02/01/2019 (f)		4,000	4,241
Suncor Energy, Inc.
6.850% due 06/01/2039		2,100	2,069
Systems 2001 Asset Trust LLC
6.664% due 09/15/2013		2,260	2,260
7.156% due 12/15/2011		668	669
Target Corp.
7.000% due 01/15/2038		12,100	12,921
Time Warner Cable, Inc.
5.850% due 05/01/2017		11,500	11,500
6.200% due 07/01/2013		710	749
6.550% due 05/01/2037		9,400	9,032
6.750% due 07/01/2018		1,890	1,972
8.250% due 04/01/2019		640	727
8.750% due 02/14/2019		1,160	1,353
TransCanada Pipelines Ltd.
5.850% due 03/15/2036		485	469
6.350% due 05/15/2067		500	348
6.500% due 08/15/2018		935	1,019
7.125% due 01/15/2019		3,282	3,710
7.625% due 01/15/2039		29,300	34,271
UAL 1991 Equipment Trust AB
10.850% due 02/19/2015 (a)		794	246
United Airlines, Inc.
6.071% due 03/01/2013		70	69
6.602% due 03/01/2015		92	91
8.390% due 01/21/2011 (a)		2,226	4
10.020% due 03/22/2014 (a)		739	251
10.125% due 03/22/2015 (a)		1,745	794
UnitedHealth Group, Inc.
4.875% due 02/15/2013		140	142
5.800% due 03/15/2036		5,000	4,052
Universal Health Services, Inc.
7.125% due 06/30/2016		500	502
Vivendi
6.625% due 04/04/2018		11,600	11,696
Wal-Mart Stores, Inc.
5.800% due 02/15/2018		4,500	4,910
6.200% due 04/15/2038		1,300	1,400
Wyeth
5.500% due 03/15/2013		2,500	2,676
5.950% due 04/01/2037		1,300	1,348
XTO Energy, Inc.
4.900% due 02/01/2014		885	897
5.500% due 06/15/2018		5,000	5,019
5.650% due 04/01/2016		800	811
6.100% due 04/01/2036		5,000	4,855
6.250% due 04/15/2013		640	679
6.250% due 08/01/2017		940	991
6.500% due 12/15/2018		8,890	9,555
Yum! Brands, Inc.
6.875% due 11/15/2037		5,700	5,756

			762,175

UTILITIES 19.7%
AEP Texas Central Co.
6.650% due 02/15/2033		300	291
Alabama Power Co.
5.500% due 10/15/2017		300	317
Appalachian Power Co.
5.650% due 08/15/2012		5,110	5,394
5.800% due 10/01/2035		9,279	8,257
AT&T Corp.
7.300% due 11/15/2011		1,827	2,005
8.000% due 11/15/2031		49,800	57,587
AT&T, Inc.
5.600% due 05/15/2018		4,300	4,330
5.800% due 02/15/2019		6,300	6,407
6.150% due 09/15/2034		20,000	19,027
6.300% due 01/15/2038		2,400	2,324
6.500% due 09/01/2037		14,800	14,711
6.550% due 02/15/2039		16,460	16,467
6.700% due 11/15/2013		2,937	3,229
BellSouth Corp.
6.550% due 06/15/2034		13,960	13,714
British Telecommunications PLC
9.125% due 12/15/2010		4,615	4,904
9.625% due 12/15/2030		3,300	3,664
Bruce Mansfield Unit
6.850% due 06/01/2034		1,686	1,313
BVPS II Funding Corp.
8.890% due 06/01/2017		1,411	1,400
Carolina Power & Light Co.
5.300% due 01/15/2019		10,000	10,458
6.300% due 04/01/2038		3,600	3,960
Consolidated Edison Co. of New York, Inc.
5.850% due 04/01/2018		2,400	2,526
6.650% due 04/01/2019		4,800	5,346
6.750% due 04/01/2038		9,500	10,687
Consumers Energy Co.
4.000% due 05/15/2010		55	56
5.000% due 03/15/2015		300	296
5.150% due 02/15/2017		2,500	2,462
5.375% due 04/15/2013		600	616
5.500% due 08/15/2016		2,250	2,276
Deutsche Telekom International Finance BV
6.000% due 07/08/2019		10,000	10,106
8.500% due 06/15/2010		300	316
8.750% due 06/15/2030		42,572	49,928
9.250% due 06/01/2032		20,000	24,575
Dominion Resources, Inc.
5.200% due 01/15/2016		3,000	3,000
5.600% due 11/15/2016		1,800	1,844
5.700% due 09/17/2012		830	884
6.000% due 11/30/2017		500	520
Duke Energy Carolinas LLC
5.625% due 11/30/2012		175	188
6.050% due 04/15/2038		1,500	1,592
Duke Energy Corp.
6.250% due 06/15/2018		300	316
6.300% due 02/01/2014		6,000	6,486
Duke Energy Ohio, Inc.
6.900% due 06/01/2025		2,821	2,755
EDF S.A.
6.500% due 01/26/2019		9,300	10,202
6.950% due 01/26/2039		8,948	10,080
Enel Finance International S.A.
6.250% due 09/15/2017		32,000	33,460
6.800% due 09/15/2037		13,150	13,676
Energy East Corp.
6.750% due 07/15/2036		1,300	1,285
Entergy Arkansas, Inc.
5.400% due 05/01/2018		8,884	8,478
Entergy Gulf States, Inc.
1.068% due 12/01/2009		2,055	2,044
5.120% due 08/01/2010		625	626
5.250% due 08/01/2015		600	573
6.180% due 03/01/2035		4,965	4,421
Entergy Louisiana LLC
6.500% due 09/01/2018		360	368
Entergy Texas, Inc.
7.125% due 02/01/2019		3,700	3,864
FirstEnergy Corp.
7.375% due 11/15/2031		288	272
Florida Power Corp.
6.400% due 06/15/2038		9,300	10,365
France Telecom S.A.
7.750% due 03/01/2011		300	325
8.500% due 03/01/2031		1,000	1,287
GG1C Funding Corp.
5.129% due 01/15/2014		1,791	1,649
Indiana Michigan Power Co.
7.000% due 03/15/2019		10,100	10,873
Kentucky Power Co.
6.000% due 09/15/2017		18,600	18,720
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012		240	256
5.950% due 05/15/2037		1,000	967
6.125% due 04/01/2036		1,105	1,095
Nevada Power Co.
7.125% due 03/15/2019		5,000	5,352
NGPL PipeCo. LLC
6.514% due 12/15/2012		14,190	14,889
7.119% due 12/15/2017		11,155	11,710
7.768% due 12/15/2037		3,600	3,941
Ohio Edison Co.
6.875% due 07/15/2036		1,100	1,111
Ohio Power Co.
6.000% due 06/01/2016		45	46
6.375% due 07/15/2033		12,100	11,501
Oncor Electric Delivery Co.
7.000% due 05/01/2032		1,000	1,066
Pacific Bell Telephone Co.
7.125% due 03/15/2026		8,029	8,050
Pacific Gas & Electric Co.
4.800% due 03/01/2014		800	843
6.050% due 03/01/2034		10,150	10,553
Pacificorp
5.650% due 07/15/2018		971	1,035
PNPP II Funding Corp.
9.120% due 05/30/2016		1,192	1,213
Progress Energy, Inc.
7.750% due 03/01/2031		6,850	8,063
PSEG Power LLC
7.750% due 04/15/2011		641	686
8.625% due 04/15/2031		6,400	7,556
Public Service Co. of Oklahoma
6.625% due 11/15/2037		2,200	2,126
Public Service Electric & Gas Co.
5.300% due 05/01/2018		4,800	5,024
6.330% due 11/01/2013		2,500	2,737
Qwest Corp.
6.875% due 09/15/2033		9,880	7,262
Sierra Pacific Power Co.
6.750% due 07/01/2037		1,300	1,342
Southern California Edison Co.
5.000% due 01/15/2014		150	158
Sprint Capital Corp.
8.375% due 03/15/2012		630	624
Telecom Italia Capital S.A.
5.250% due 10/01/2015		5,475	5,292
6.175% due 06/18/2014		5,000	5,063
6.375% due 11/15/2033		1,410	1,256
7.175% due 06/18/2019		25,450	25,840
7.721% due 06/04/2038		34,492	35,194
Telefonica Emisiones SAU
4.949% due 01/15/2015 (b)		19,300	19,649
7.045% due 06/20/2036		2,000	2,221
Union Electric Co.
8.450% due 03/15/2039		845	992
Utility Contract Funding LLC
7.944% due 10/01/2016		466	479
Verizon Communications, Inc.
5.250% due 04/15/2013		995	1,045
6.100% due 04/15/2018		350	360
6.250% due 04/01/2037		10,000	9,684
6.350% due 04/01/2019		2,680	2,793
6.900% due 04/15/2038		21,000	21,955
8.750% due 11/01/2018		20,650	24,497
8.950% due 03/01/2039		31,192	39,471
Verizon Global Funding Corp.
7.375% due 09/01/2012		325	364
Verizon Wireless Capital LLC
5.550% due 02/01/2014		1,185	1,260
7.375% due 11/15/2013		1,201	1,345
8.500% due 11/15/2018		313	375
Virginia Electric and Power Co.
5.000% due 06/30/2019		7,500	7,577
5.100% due 11/30/2012		1,250	1,322
5.400% due 04/30/2018		35,500	36,890
5.950% due 09/15/2017		10,000	10,751
6.350% due 11/30/2037		4,400	4,737
Vodafone Group PLC
5.450% due 06/10/2019		655	645

			809,365

Total Corporate Bonds & Notes (Cost $3,993,103)			3,758,174

CONVERTIBLE BONDS & NOTES 0.1%
Amgen, Inc.
0.125% due 02/01/2011		600	573
Transocean, Inc.
1.500% due 12/15/2037		1,250	1,136
U.S. Bancorp
0.000% due 09/20/2036		80	73

Total Convertible Bonds & Notes (Cost $1,784)			1,782

MUNICIPAL BONDS & NOTES 0.2%
Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2009
6.249% due 12/01/2034		3,500	3,538
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040		795	927
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2009
7.336% due 11/15/2039		620	732
Utah State Transit Authority Revenue Bonds, Series 2009
5.937% due 06/15/2039		725	736

Total Municipal Bonds & Notes (Cost $5,908)			5,933

U.S. GOVERNMENT AGENCIES 0.5%
Fannie Mae
0.966% due 08/05/2010 (e)		929	931
Freddie Mac
0.702% due 03/09/2011 (e)		17,618	17,683
0.888% due 02/01/2011 (e)		1,223	1,221
0.926% due 05/04/2011		14	14
1.268% due 04/01/2011 (e)		2,000	2,007
Ginnie Mae
8.500% due 07/15/2030 - 08/15/2030		69	77

Total U.S. Government Agencies (Cost $21,925)			21,933

MORTGAGE-BACKED SECURITIES 0.2%
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.545% due 01/15/2046		8,600	7,167

Total Mortgage-Backed Securities (Cost $8,734)			7,167

ASSET-BACKED SECURITIES 0.0%
Denver Arena Trust
6.940% due 11/15/2019		1,546	1,364
MASTR Asset-Backed Securities Trust
0.394% due 05/25/2037		182	148

Total Asset-Backed Securities (Cost $1,588)			1,512

SOVEREIGN ISSUES 0.4%
Brazil Government International Bond
8.750% due 02/04/2025		3,500	4,322
Mexico Government International Bond
5.950% due 03/19/2019		13,200	13,398

Total Sovereign Issues (Cost $17,486)			17,720

FOREIGN CURRENCY-DENOMINATED ISSUES 0.1%
Lehman Brothers Holdings, Inc.
7.875% due 05/08/2018 (a)	GBP	16,500	4,072

Total Foreign Currency-Denominated Issues (Cost $2,501)			4,072

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.4%
American International Group, Inc.
8.500% due 08/01/2011		86,000	819
Wells Fargo & Co.
7.500% due 12/31/2049		22,000	17,269

Total Convertible Preferred Stocks (Cost $22,372)			18,088

PREFERRED STOCKS 0.1%
Goldman Sachs Group, Inc.
3.750% due 12/31/2049		200,000	3,320
Lehman Brothers Holdings, Inc.
5.670% due 12/01/2049 (a)		5,200	2

Total Preferred Stocks (Cost $5,231)			3,322

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.6%
U.S. TREASURY BILLS 0.3%
0.119% due 07/02/2009 - 07/30/2009 (c)(e)		$13,610	13,609

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 5.3%
		21,526,895	215,463

Total Short-Term Instruments (Cost $229,074)			229,072

Total Investments 99.0% (Cost $4,309,706)			$4,068,775
Other Assets and Liabilities (Net) 1.0%			42,135

Net Assets 100.0%			$4,110,910

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) When-Issued security.

(c) Coupon represents a weighted average rate.

(d) Affiliated to the Portfolio.

(e) Securities with an aggregate market value of $31,141 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(f) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $39,870 at a weighted average interest rate of 0.906%. On June 30, 2009, securities valued at $5,301 were pledged as collateral for reverse repurchase agreements.

(g) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	RBS	(0.810%)	12/20/2015	0.533%	$2,500	$(41)	$0	$(41)
Bank of America Corp.	MLP	(0.170%)	12/20/2016	2.080%	5,000	571	0	571
Burlington Northern Santa Fe Corp.	BOA	(0.500%)	06/20/2017	0.512%	1,000	1	19	(18)
CNA Financial Corp.	BCLY	(0.285%)	09/20/2011	3.246%	2,000	124	0	124
CNA Financial Corp.	CITI	(0.470%)	12/20/2014	2.864%	2,000	217	0	217
Computer Sciences Corp.	MSC	(1.248%)	03/20/2018	0.573%	1,000	(51)	(11)	(40)
Countrywide Financial Corp.	JPM	(0.710%)	06/20/2016	3.263%	4,000	569	0	569
CSX Corp.	BNP	(1.000%)	03/20/2014	0.764%	400	(4)	5	(9)
CVS Caremark Corp.	CSFB	(0.250%)	09/20/2011	0.550%	1,600	11	0	11
Daimler Finance N.A. LLC	BCLY	(0.535%)	09/20/2011	1.524%	2,000	43	0	43
Darden Restaurants, Inc.	DUB	(2.250%)	12/20/2017	1.218%	2,000	(145)	0	(145)
Dominion Resources, Inc.	BOA	(0.455%)	03/20/2016	0.570%	3,000	21	0	21
H.J. Heinz Finance Co.	RBS	(0.380%)	03/20/2012	0.360%	3,100	(2)	0	(2)
International Lease Finance Corp.	GSC	(0.200%)	03/20/2013	9.304%	5,000	1,252	0	1,252
Johnson Controls, Inc.	JPM	(0.500%)	03/20/2016	2.756%	2,000	245	0	245
JPMorgan Chase & Co.	DUB	(1.500%)	12/20/2018	1.011%	7,300	(276)	0	(276)
Kraft Foods, Inc.	JPM	(0.150%)	12/20/2011	0.528%	2,000	18	0	18
Kroger Co.	MSC	(0.560%)	03/20/2013	0.806%	3,000	26	0	26
Loews Corp.	JPM	(0.280%)	03/20/2016	0.610%	2,000	40	0	40
Marsh & McLennan Cos., Inc.	MSC	(0.590%)	09/20/2010	0.366%	2,000	(6)	0	(6)
Merrill Lynch & Co., Inc.	UBS	(2.300%)	06/20/2018	2.238%	1,300	(6)	0	(6)
Morgan Stanley	RBS	(0.275%)	12/20/2015	1.976%	2,000	183	0	183
Morgan Stanley	RBS	(0.320%)	12/20/2016	1.917%	4,000	384	0	384
Omnicom Group, Inc.	MSC	(0.390%)	06/20/2016	0.821%	3,800	100	0	100
Pactiv Corp.	JPM	(0.800%)	03/20/2018	0.837%	500	2	27	(25)
RadioShack Corp.	BOA	(1.290%)	06/20/2011	1.582%	1,900	10	0	10
RR Donnelley & Sons Co.	BOA	(3.500%)	03/20/2019	3.314%	4,000	(53)	0	(53)
RR Donnelley & Sons Co.	DUB	(3.250%)	03/20/2017	3.383%	3,000	20	0	20
The Dow Chemical Co.	CITI	(1.000%)	06/20/2019	2.001%	2,500	182	225	(43)
UBS Warburg LLC	BCLY	(2.260%)	03/20/2014	1.256%	11,340	(499)	0	(499)
UBS Warburg LLC	BCLY	(2.280%)	03/20/2014	1.256%	20,000	(897)	0	(897)
Universal Health Services, Inc.	BOA	(0.787%)	06/20/2016	0.664%	500	(4)	33	(37)
Wyeth	MSC	(0.150%)	03/20/2013	0.301%	2,500	14	0	14

						$2,049	$298	$1,751

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Electric Power Co., Inc.	MSC	0.410%	09/20/2011	0.549%	$2,000	$(6)	$0	$(6)
American Express Co.	JPM	2.750%	03/20/2014	2.335%	400	7	0	7
American Express Co.	RBS	2.050%	03/20/2013	2.406%	4,800	(55)	0	(55)
American International Group, Inc.	BCLY	1.150%	06/20/2013	15.775%	7,100	(2,648)	0	(2,648)
American International Group, Inc.	DUB	1.920%	03/20/2013	16.024%	7,000	(2,413)	0	(2,413)
American International Group, Inc.	DUB	1.430%	06/20/2013	15.775%	25,000	(9,142)	0	(9,142)
American International Group, Inc.	JPM	0.350%	06/20/2010	17.388%	2,000	(299)	0	(299)
American International Group, Inc.	RBS	1.200%	06/20/2013	15.775%	1,700	(632)	0	(632)
Berkshire Hathaway Finance Corp.	GSC	0.800%	09/20/2009	2.632%	12,500	(49)	0	(49)
Brazil Government International Bond	BCLY	2.300%	12/20/2009	0.793%	12,000	93	0	93
CIT Group, Inc.	MLP	5.000%	03/20/2014	16.237%	4,000	(1,170)	(340)	(830)
Citigroup, Inc.	BCLY	0.290%	09/20/2012	4.590%	20,000	(2,413)	0	(2,413)
Citigroup, Inc.	JPM	0.290%	09/20/2012	4.590%	20,000	(2,413)	0	(2,413)
Citigroup, Inc.	MSC	1.500%	06/20/2013	4.512%	1,500	(150)	0	(150)
Ford Motor Credit Co. LLC	UBS	3.760%	09/20/2010	11.411%	1,600	(135)	0	(135)
General Electric Capital Corp.	BCLY	0.630%	12/20/2012	4.354%	4,200	(473)	0	(473)
General Electric Capital Corp.	BCLY	1.450%	03/20/2013	4.347%	4,500	(416)	0	(416)
General Electric Capital Corp.	BCLY	1.280%	06/20/2013	4.342%	25,000	(2,577)	0	(2,577)
General Electric Capital Corp.	BCLY	4.450%	12/20/2013	4.336%	13,000	69	0	69
General Electric Capital Corp.	BNP	1.500%	03/20/2013	4.347%	25,000	(2,271)	0	(2,271)
General Electric Capital Corp.	BOA	5.000%	06/20/2012	4.175%	100	3	2	1
General Electric Capital Corp.	BOA	7.000%	06/20/2013	4.342%	200	18	0	18
General Electric Capital Corp.	CITI	1.310%	03/20/2013	4.347%	12,000	(1,164)	0	(1,164)
General Electric Capital Corp.	DUB	1.070%	12/20/2012	4.354%	5,430	(539)	0	(539)
General Electric Capital Corp.	DUB	4.820%	12/20/2013	4.336%	24,500	469	0	469
General Electric Capital Corp.	MSC	0.160%	06/20/2011	4.176%	10,000	(742)	0	(742)
General Electric Capital Corp.	WAC	0.160%	06/20/2011	4.176%	10,000	(742)	0	(742)
Goldman Sachs Group, Inc.	RBS	1.600%	03/20/2013	1.632%	4,600	(3)	0	(3)
Goldman Sachs Group, Inc.	UBS	0.900%	09/20/2012	1.683%	10,000	(235)	0	(235)
JPMorgan Chase & Co.	RBS	1.050%	03/20/2013	1.119%	4,500	(10)	0	(10)
Morgan Stanley	GSC	4.100%	06/20/2012	2.279%	30,000	1,545	0	1,545
Morgan Stanley	GSC	0.900%	09/20/2012	2.256%	4,400	(177)	0	(177)
Morgan Stanley	RBS	2.000%	03/20/2013	2.191%	4,700	(28)	0	(28)
Ohio Edison Co.	WAC	0.470%	03/20/2010	1.592%	10,000	(80)	0	(80)
SLM Corp.	BNP	2.870%	12/20/2012	8.427%	5,000	(746)	0	(746)
SLM Corp.	BOA	2.950%	03/20/2013	8.375%	4,300	(658)	0	(658)
SLM Corp.	DUB	2.900%	12/20/2012	8.427%	2,000	(297)	0	(297)
SLM Corp.	DUB	5.000%	03/20/2014	8.214%	10,000	(1,063)	(900)	(163)

						$(31,542)	$(1,238)	$(30,304)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	BCLY	$83,300	$517	$0	$517

(h) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$3,723,515	$34,659	$3,758,174
Short-Term Instruments	215,463	13,609	0	229,072
Other Investments++	18,090	63,439	0	81,529

Investments, at value	$233,553	$3,800,563	$34,659	$4,068,775

Financial Derivative Instruments+++	$0	$(28,036)	$0	$(28,036)

Total	$233,553	$3,772,527	$34,659	$4,040,739

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$0	$32,360	$14	$0	$2,129	$156	$34,659

Investments, at value	$0	$32,360	$14	$0	$2,129	$156	$34,659

Financial Derivative Instruments+++	$0	$0	$0	$0	$0	$0	$0

Total	$0	$32,360	$14	$0	$2,129	$156	$34,659

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Long Duration Corporate Bond Portfolio

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 88.0%
BANKING & FINANCE 22.6%
ABX Financing Co.
6.350% due 10/15/2036		$1,300	$1,300
American Express Co.
8.150% due 03/19/2038		4,844	5,129
American International Group, Inc.
5.850% due 01/16/2018		524	278
6.250% due 05/01/2036		955	411
8.250% due 08/15/2018		1,100	648
Bank of America Corp.
5.650% due 05/01/2018		900	797
5.750% due 12/01/2017		7,210	6,430
Bear Stearns Cos. LLC
4.650% due 07/02/2018		2,000	1,772
6.400% due 10/02/2017		450	452
7.250% due 02/01/2018		600	633
BNP Paribas
5.186% due 06/29/2049		300	196
7.195% due 06/29/2049		800	585
CIT Group, Inc.
1.170% due 02/13/2012		500	295
1.352% due 07/28/2011		100	68
Citigroup, Inc.
5.875% due 05/29/2037		1,527	1,195
6.875% due 03/05/2038		11,240	9,944
8.500% due 05/22/2019		2,000	2,038
General Electric Capital Corp.
5.875% due 01/14/2038		16,513	13,092
6.150% due 08/07/2037		885	730
6.875% due 01/10/2039		11,300	10,189
Goldman Sachs Group, Inc.
6.125% due 02/15/2033		2,400	2,244
6.150% due 04/01/2018		4,700	4,583
6.750% due 10/01/2037		2,100	1,870
7.500% due 02/15/2019		7,800	8,366
HBOS PLC
6.000% due 11/01/2033		3,500	2,095
6.750% due 05/21/2018		9,123	6,897
HSBC Bank USA N.A.
7.000% due 01/15/2039		8,000	8,473
HSBC Holdings PLC
6.500% due 09/15/2037		1,000	969
6.800% due 06/01/2038		400	403
JPMorgan Chase & Co.
6.300% due 04/23/2019		1,000	1,008
6.400% due 05/15/2038		8,544	8,582
7.900% due 04/29/2049		1,500	1,316
JPMorgan Chase Capital XX
6.550% due 09/15/2066		500	398
JPMorgan Chase Capital XXV
6.800% due 10/01/2037		1,099	947
Merrill Lynch & Co., Inc.
6.400% due 08/28/2017		1,400	1,241
6.875% due 11/15/2018		2,500	2,311
MetLife, Inc.
6.375% due 06/15/2034		250	238
7.717% due 02/15/2019		1,072	1,149
Metropolitan Life Global Funding I
5.125% due 06/10/2014		2,200	2,186
Morgan Stanley
1.449% due 01/09/2014		1,000	899
1.557% due 10/18/2016		650	527
6.625% due 04/01/2018		6,100	6,091
Princeton University
5.700% due 03/01/2039		300	302
Rabobank Nederland NV
11.000% due 12/29/2049		7,225	8,058
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		7,850	5,818
SLM Corp.
1.252% due 07/26/2010		1,300	1,180
8.450% due 06/15/2018		500	428
Wachovia Bank N.A.
5.850% due 02/01/2037		5,901	5,216
6.600% due 01/15/2038		7,702	7,522
Wachovia Corp.
1.261% due 10/15/2011		3,500	3,326
Wells Fargo & Co.
5.625% due 12/11/2017		200	197
Wells Fargo Capital X
5.950% due 12/15/2036		2,100	1,558
Wells Fargo Capital XIII
7.700% due 12/29/2049		200	166

			152,746

INDUSTRIALS 36.4%
Altria Group, Inc.
9.950% due 11/10/2038		4,148	4,796
10.200% due 02/06/2039		4,200	4,970
Amgen, Inc.
6.375% due 06/01/2037		650	693
6.400% due 02/01/2039		6,200	6,608
Anadarko Petroleum Corp.
7.000% due 11/15/2027		1,000	879
7.950% due 06/15/2039		4,400	4,583
AstraZeneca PLC
6.450% due 09/15/2037		2,800	3,111
Barrick North America Finance LLC
7.500% due 09/15/2038		3,000	3,501
Baxter International, Inc.
6.250% due 12/01/2037		1,500	1,650
Burlington Northern Santa Fe Corp.
6.150% due 05/01/2037		3,800	3,802
7.290% due 06/01/2036		800	875
7.950% due 08/15/2030		600	707
Canadian National Railway Co.
6.375% due 11/15/2037		200	220
6.900% due 07/15/2028		400	446
Canadian Natural Resources Ltd.
6.250% due 03/15/2038		2,200	2,201
6.500% due 02/15/2037		250	250
6.750% due 02/01/2039		3,500	3,663
Caterpillar, Inc.
8.250% due 12/15/2038		100	124
Cisco Systems, Inc.
5.900% due 02/15/2039		6,800	6,711
CODELCO, Inc.
7.500% due 01/15/2019		100	116
Comcast Corp.
6.400% due 05/15/2038		4,300	4,219
6.450% due 03/15/2037		900	889
6.550% due 07/01/2039		4,700	4,702
6.950% due 08/15/2037		2,800	2,926
ConocoPhillips
6.500% due 02/01/2039		6,066	6,470
Daimler Finance North America LLC
6.500% due 11/15/2013		100	102
8.500% due 01/18/2031		1,000	1,054
Devon Energy Corp.
7.950% due 04/15/2032		4,000	4,778
El Paso Natural Gas Co.
8.375% due 06/15/2032		7,400	8,079
Eli Lilly & Co.
5.950% due 11/15/2037		400	420
EnCana Corp.
6.500% due 02/01/2038		4,500	4,621
6.625% due 08/15/2037		3,000	3,113
Energy Transfer Partners LP
5.950% due 02/01/2015		800	807
7.500% due 07/01/2038		2,100	2,209
EOG Resources, Inc.
5.625% due 06/01/2019		2,019	2,117
Gaz Capital S.A.
7.288% due 08/16/2037		3,500	2,655
GlaxoSmithKline Capital, Inc.
6.375% due 05/15/2038		5,000	5,448
International Business Machines Corp.
5.700% due 09/14/2017		200	213
8.000% due 10/15/2038		6,000	7,781
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035		1,000	846
6.500% due 02/01/2037		2,494	2,282
6.950% due 01/15/2038		7,010	6,803
7.400% due 03/15/2031		500	489
McDonald’s Corp.
5.700% due 02/01/2039		1,400	1,389
Merck & Co., Inc.
5.850% due 06/30/2039		3,200	3,294
Monsanto Co.
5.875% due 04/15/2038		793	811
Nokia Corp.
6.625% due 05/15/2039		4,300	4,550
Norfolk Southern Corp.
7.050% due 05/01/2037		3,600	3,979
7.250% due 02/15/2031		1,800	1,968
Northwest Pipeline GP
6.050% due 06/15/2018		600	602
Nucor Corp.
6.400% due 12/01/2037		1,372	1,413
Oracle Corp.
6.500% due 04/15/2038		5,400	5,763
Petroleos Mexicanos
8.000% due 05/03/2019		500	545
Pfizer, Inc.
7.200% due 03/15/2039		8,700	10,351
Philip Morris International, Inc.
6.375% due 05/16/2038		735	784
Plains All American Pipeline LP
6.650% due 01/15/2037		3,200	2,974
President and Fellows of Harvard College
6.500% due 01/15/2039		1,700	1,929
Rio Tinto Finance USA Ltd.
7.125% due 07/15/2028		998	954
Roche Holdings, Inc.
7.000% due 03/01/2039		6,800	7,900
Siemens Financieringsmaatschappij NV
6.125% due 08/17/2026		4,150	4,229
Target Corp.
7.000% due 01/15/2038		8,050	8,597
Tennessee Gas Pipeline Co.
8.000% due 02/01/2016		400	421
Time Warner Cable, Inc.
6.750% due 06/15/2039		200	195
7.300% due 07/01/2038		6,700	6,994
TransCanada Pipelines Ltd.
6.200% due 10/15/2037		820	841
7.250% due 08/15/2038		2,000	2,280
7.625% due 01/15/2039		2,800	3,275
Transocean, Inc.
6.800% due 03/15/2038		7,250	7,772
Union Pacific Corp.
7.875% due 01/15/2019		1,400	1,605
UnitedHealth Group, Inc.
6.625% due 11/15/2037		2,600	2,335
Vale Overseas Ltd.
6.875% due 11/21/2036		8,800	8,392
8.250% due 01/17/2034		1,300	1,476
Wal-Mart Stores, Inc.
6.200% due 04/15/2038		6,400	6,892
6.500% due 08/15/2037		5,965	6,679
Williams Cos., Inc.
8.750% due 01/15/2020		1,900	1,984
8.750% due 03/15/2032		2,300	2,317
Wyeth
5.950% due 04/01/2037		800	829
XTO Energy, Inc.
6.375% due 06/15/2038		5,300	5,427
6.750% due 08/01/2037		1,200	1,255

			245,930

UTILITIES 29.0%
AEP Texas Central Co.
6.650% due 02/15/2033		500	486
Alabama Power Co.
6.000% due 03/01/2039		500	529
Appalachian Power Co.
7.000% due 04/01/2038		400	415
AT&T Corp.
8.000% due 11/15/2031		14,450	16,710
AT&T, Inc.
6.300% due 01/15/2038		2,100	2,034
6.400% due 05/15/2038		3,400	3,336
6.500% due 09/01/2037		4,272	4,246
6.550% due 02/15/2039		375	375
Consolidated Edison Co. of New York, Inc.
6.300% due 08/15/2037		1,000	1,062
6.750% due 04/01/2038		4,350	4,894
Deutsche Telekom International Finance BV
8.750% due 06/15/2030		10,700	12,549
Duke Energy Carolinas LLC
6.050% due 04/15/2038		1,200	1,274
Duke Energy Indiana, Inc.
6.450% due 04/01/2039		7,800	8,759
EDF S.A.
6.950% due 01/26/2039		4,400	4,956
Enel Finance International S.A.
6.800% due 09/15/2037		2,400	2,496
Entergy Arkansas, Inc.
5.660% due 02/01/2025		4,000	3,583
Florida Power & Light Co.
5.960% due 04/01/2039		400	430
France Telecom S.A.
8.500% due 03/01/2031		4,600	5,919
Georgia Power Co.
5.950% due 02/01/2039		7,700	8,091
Jersey Central Power & Light Co.
7.350% due 02/01/2019		200	220
MidAmerican Energy Holdings Co.
5.950% due 05/15/2037		1,500	1,451
6.125% due 04/01/2036		800	793
NGPL PipeCo. LLC
6.514% due 12/15/2012		200	210
7.768% due 12/15/2037		7,150	7,827
Northern States Power Co.
6.375% due 09/01/2038		3,700	4,140
Ohio Power Co.
6.375% due 07/15/2033		1,500	1,426
Oncor Electric Delivery Co.
7.000% due 05/01/2032		3,300	3,516
7.500% due 09/01/2038		2,200	2,487
Pacific Gas & Electric Co.
6.250% due 03/01/2039		8,900	9,534
6.350% due 02/15/2038		1,000	1,084
Pacificorp
6.000% due 01/15/2039		9,700	10,190
6.350% due 07/15/2038		100	111
PSEG Power LLC
8.625% due 04/15/2031		5,100	6,021
Public Service Co. of Oklahoma
6.625% due 11/15/2037		5,450	5,266
Southern California Edison Co.
6.050% due 03/15/2039		200	215
6.650% due 04/01/2029		600	645
Telecom Italia Capital S.A.
1.508% due 02/01/2011		2,300	2,211
7.175% due 06/18/2019		2,040	2,071
7.721% due 06/04/2038		7,350	7,500
Telefonica Emisiones SAU
7.045% due 06/20/2036		4,000	4,442
Verizon Communications, Inc.
6.400% due 02/15/2038		700	687
6.900% due 04/15/2038		4,900	5,123
7.350% due 04/01/2039		11,074	12,093
8.950% due 03/01/2039		70	89
Verizon Wireless Capital LLC
3.316% due 05/20/2011		5,000	5,149
Virginia Electric and Power Co.
8.875% due 11/15/2038		8,729	11,724
Vodafone Group PLC
6.150% due 02/27/2037		5,500	5,423
6.250% due 11/30/2032		2,400	2,386

			196,178

Total Corporate Bonds & Notes (Cost $562,683)			594,854

MUNICIPAL BONDS & NOTES 2.6%
California State General Obligation Bonds, Series 2009
7.500% due 04/01/2034		3,885	3,556
7.550% due 04/01/2039		2,395	2,183
Florida State Turnpike Authority Revenue Bonds, Series 2009
6.800% due 07/01/2039 (a)		4,800	4,845
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2009
6.875% due 12/15/2039		500	509
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040		3,130	3,648
Pennsylvania State Turnpike Commission Revenue Bonds, Series 2009
6.105% due 12/01/2039 (a)		3,000	3,034

Total Municipal Bonds & Notes (Cost $17,726)			17,775

U.S. GOVERNMENT AGENCIES 16.4%
Fannie Mae
5.000% due 05/11/2017		21,500	23,386
5.500% due 01/01/2038 - 07/01/2039		83,263	85,954
Freddie Mac
0.702% due 03/09/2011		1,502	1,508
0.937% due 08/05/2011		40	40

Total U.S. Government Agencies (Cost $109,704)			110,888

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bonds
3.500% due 02/15/2039 (d)		8	7

Total U.S. Treasury Obligations (Cost $7)			7

SOVEREIGN ISSUES 1.1%
Brazil Government International Bond
8.250% due 01/20/2034		500	596
8.750% due 02/04/2025		1,000	1,235
Mexico Government International Bond
5.950% due 03/19/2019		5,000	5,075
6.750% due 09/27/2034		500	507

Total Sovereign Issues (Cost $7,300)			7,413

FOREIGN CURRENCY-DENOMINATED ISSUES 0.8%
Barclays Bank PLC
14.000% due 11/29/2049	GBP	800	1,510
Brazil Government International Bond
10.250% due 01/10/2028	BRL	5,000	2,526
CIT Group, Inc.
4.250% due 03/17/2015	EUR	900	657
5.500% due 12/01/2014	GBP	400	342

Total Foreign Currency-Denominated Issues (Cost $5,114)			5,035

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%
American International Group, Inc.
8.500% due 08/01/2011		10,500	100

Total Convertible Preferred Stocks (Cost $93)			100

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.8%
REPURCHASE AGREEMENTS 0.7%
State Street Bank and Trust Co.
0.010% due 07/01/2009		$4,495	4,495

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $4,590. Repurchase proceeds are $4,495.)
U.S. TREASURY BILLS 0.1%
0.112% due 07/16/2009 (c)		780	780

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (b) 5.0%
		3,381,827	33,849
Total Short-Term Instruments (Cost $39,124)			39,124

Total Investments 114.7% (Cost $741,751)			$775,196
Written Options (f) (0.0%) (Premiums $29)			(14)
Other Assets and Liabilities (Net) (14.7%)			(99,163)

Net Assets 100.0%			$676,019

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) When-Issued security.

(b) Affiliated to the Portfolio.

(c) Securities with an aggregate market value of $520 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(d) Securities with an aggregate market value of $4 and cash of $557 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2010	251	$(124)
90-Day Eurodollar March Futures	Long	03/2011	485	42
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	100	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	395	(29)

				$(111)

(e) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pacific Gas & Electric Co.	BCLY	3.650%	03/20/2014	1.529%	$800	$74	$0	$74
SLM Corp.	BOA	5.000%	09/20/2014	7.854%	1,900	(169)	(294)	125

						$(95)	$(294)	$199

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC	BRL	16,000	$(34)	$(3)	$(31)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	GSC		33,200	24	49	(25)
Pay	1-Year BRL-CDI	11.600%	01/02/2012	MSC		9,400	48	0	48
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	RBS		$800	41	52	(11)
Pay	3-Month USD-LIBOR	3.100%	05/27/2016	BCLY		12,900	(211)	0	(211)
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC		23,000	43	(235)	278
Pay	28-Day MXN TIIE	8.300%	02/07/2019	BCLY	MXN	125,000	79	18	61

							$(10)	$(119)	$109

(f) Written options outstanding on June 30, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	07/27/2009	$700	$4	$1
Put - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	1.750%	08/21/2009	300	1	1
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.400%	08/03/2009	5,800	24	12

							$29	$14

(g) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	BCLY	381	07/2009	$0	$(3)	$(3)
Sell	GBP	BCLY	150	07/2009	2	0	2
Buy		JPM	1,430	07/2009	0	(11)	(11)
Sell		JPM	239	07/2009	0	(13)	(13)
Sell		RBS	1,041	07/2009	1	(1)	0
Sell		JPM	1,430	08/2009	11	0	11
Sell	MXN	BCLY	423	11/2009	0	0	0

					$14	$(28)	$(14)

(h) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$594,854	$0	$594,854
U.S. Government Agencies	0	110,888	0	110,888
Short-Term Instruments	33,849	5,275	0	39,124
Other Investments++	100	30,230	0	30,330

Investments, at value	$33,949	$741,247	$0	$775,196

Financial Derivative Instruments+++	$(111)	$280	$0	$169

Total	$33,838	$741,527	$0	$775,365

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Mortgage Portfolio

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 0.4%
American Express Bank FSB
0.399% due 07/13/2010	$5,000	$4,872
American International Group, Inc.
4.950% due 03/20/2012	900	612
5.600% due 10/18/2016	3,600	1,949
8.175% due 05/15/2058	4,700	1,342
8.250% due 08/15/2018	7,500	4,420
CVS Pass-Through Trust
6.036% due 12/10/2028	1,882	1,612
General Electric Capital Corp.
0.889% due 09/15/2014	5,000	4,248
1.158% due 11/01/2012	4,000	3,611
1.202% due 10/21/2010	3,000	2,948
Goldman Sachs Group, Inc.
1.639% due 01/12/2015	5,000	4,387
National City Bank of Kentucky
6.300% due 02/15/2011	6,000	6,075
Suffield CLO Ltd.
2.194% due 09/26/2014	2,782	2,668
Wachovia Bank N.A.
0.959% due 03/15/2016	8,000	6,326

Total Corporate Bonds & Notes (Cost $44,947)		45,070

MUNICIPAL BONDS & NOTES 0.0%
Ennis, Texas Economic Development Corp. Revenue Bonds, (MBIA-FGIC Insured), Series 1999
0.000% due 08/01/2034	7,990	564

Total Municipal Bonds & Notes (Cost $1,134)		564

U.S. GOVERNMENT AGENCIES 180.5%
Fannie Mae
0.000% due 08/25/2022 (c)	14	12
0.374% due 12/25/2036 - 07/25/2037	10,571	9,440
0.454% due 04/25/2035	3,059	2,802
0.464% due 10/25/2035	11,940	11,615
0.514% due 03/25/2035 - 10/27/2037	85,865	78,447
0.531% due 09/26/2033	32	21
0.534% due 07/25/2032	497	439
0.564% due 06/25/2044	56	55
0.574% due 06/25/2032	7	6
0.594% due 10/25/2033	2	2
0.614% due 12/25/2028	53	52
0.674% due 02/25/2033	88	70
0.714% due 02/25/2028 - 06/25/2032	2,906	2,822
0.718% due 04/18/2028	123	121
0.768% due 10/18/2030	115	114
0.814% due 06/25/2030 - 07/25/2034	5,678	5,489
0.844% due 09/18/2027	273	270
0.894% due 06/25/2018	5	5
0.964% due 09/25/2023	119	119
0.994% due 06/25/2022	1	1
1.214% due 04/25/2032	105	107
1.244% due 04/25/2021	2	2
1.444% due 05/25/2023	79	80
1.644% due 11/25/2021	40	40
2.638% due 08/01/2042 - 10/01/2044	8,819	8,704
2.838% due 10/01/2030 - 12/01/2040	907	905
2.870% due 07/01/2017 - 11/01/2017	11	11
2.877% due 10/01/2016 - 10/01/2031	229	229
3.015% due 05/01/2029	18	18
3.246% due 06/01/2035	119	119
3.250% due 03/01/2017 - 02/01/2018	21	21
3.251% due 02/01/2017	226	229
3.253% due 10/01/2023	24	24
3.254% due 04/01/2030	92	94
3.255% due 02/01/2029	2	2
3.258% due 04/01/2030	19	19
3.296% due 09/01/2017	354	355
3.297% due 07/01/2027	41	41
3.308% due 02/01/2021	75	75
3.352% due 03/01/2024	35	35
3.370% due 06/01/2032	334	339
3.375% due 04/01/2033	301	302
3.415% due 08/01/2024	4	4
3.432% due 11/01/2035	3,494	3,549
3.487% due 12/01/2017	169	171
3.500% due 08/01/2023 - 07/01/2026	83	83
3.559% due 08/01/2026	35	35
3.667% due 09/01/2027	5	5
3.693% due 05/01/2036	3,872	3,864
3.705% due 05/01/2019	18	18
3.712% due 08/01/2029	80	80
3.748% due 11/01/2017	17	17
3.750% due 11/01/2025	178	181
3.769% due 03/01/2035	932	922
3.812% due 04/01/2035	180	183
3.875% due 06/01/2017	6	6
3.910% due 05/01/2036	684	699
3.954% due 10/01/2028	90	91
3.986% due 06/01/2029	20	20
4.000% due 07/01/2017 - 08/01/2039	1,109,803	1,092,204
4.005% due 05/01/2036	37	37
4.041% due 04/01/2019	68	68
4.095% due 01/01/2026	25	25
4.112% due 04/01/2022	68	67
4.121% due 05/01/2036	79	80
4.130% due 03/01/2018	9	9
4.150% due 05/01/2036	26	27
4.165% due 03/01/2035	825	852
4.172% due 02/01/2026	12	13
4.183% due 05/01/2019	205	206
4.210% due 05/01/2027	179	179
4.211% due 11/01/2025	104	106
4.230% due 04/01/2030	8	9
4.288% due 12/01/2031	18	18
4.318% due 02/01/2035	399	413
4.346% due 11/01/2028	846	846
4.386% due 08/01/2028	274	275
4.436% due 02/01/2032	1,646	1,698
4.438% due 11/01/2028	490	491
4.453% due 01/01/2035	924	954
4.455% due 09/01/2023	72	73
4.458% due 02/01/2028	330	330
4.474% due 07/01/2034	693	712
4.500% due 05/01/2013 - 08/01/2039	1,834,195	1,804,056
4.525% due 02/01/2015	47	47
4.527% due 11/01/2017	5	5
4.532% due 09/01/2031	52	52
4.535% due 01/01/2028	18	18
4.551% due 06/01/2035	13,472	13,839
4.558% due 07/01/2035	565	578
4.570% due 02/01/2035	2,741	2,800
4.572% due 04/01/2032	12	12
4.582% due 07/01/2035	1,166	1,207
4.610% due 12/01/2029	4	4
4.620% due 08/01/2035	777	804
4.631% due 05/25/2035	1,175	1,174
4.645% due 07/01/2030	28	28
4.672% due 11/01/2035	144	149
4.692% due 02/01/2031	639	643
4.750% due 12/01/2023	76	77
4.751% due 03/01/2035	391	402
4.762% due 01/01/2029	50	51
4.773% due 12/01/2027	36	37
4.777% due 02/01/2027	95	95
4.825% due 11/01/2026	116	118
4.828% due 09/01/2035	365	378
4.842% due 02/01/2034	711	735
4.845% due 09/01/2034	183	184
4.865% due 11/01/2035	3,888	4,084
4.875% due 05/01/2019	13	13
4.902% due 05/01/2030	86	89
4.904% due 11/01/2031	61	62
4.922% due 05/01/2026	31	31
4.923% due 05/01/2035	849	878
4.933% due 09/01/2035	6,944	7,093
4.949% due 07/01/2024	4	4
4.970% due 02/01/2024	124	127
4.980% due 10/01/2035	648	665
4.983% due 07/01/2024	13	13
4.995% due 01/01/2024	8	8
5.000% due 06/01/2013 - 08/01/2039	407,761	419,061
5.000% due 09/01/2023 (f)	49,098	50,914
5.000% due 06/01/2035 (h)	2,156,445	2,203,533
5.011% due 09/01/2034	1,176	1,223
5.017% due 12/01/2030	656	662
5.027% due 07/01/2032	77	78
5.045% due 06/01/2019 - 05/01/2035	1,620	1,688
5.074% due 03/01/2025	25	26
5.125% due 06/01/2017 - 06/01/2026	58	58
5.145% due 09/01/2028	4	4
5.171% due 10/01/2035	598	615
5.178% due 04/01/2038	32,727	33,925
5.248% due 09/01/2035	1,744	1,795
5.277% due 09/01/2030	24	24
5.346% due 11/01/2035	779	814
5.395% due 09/01/2030	25	26
5.407% due 02/01/2030	592	604
5.493% due 12/01/2035	388	403
5.500% due 04/01/2011 - 07/01/2039	2,859,404	2,956,048
5.500% due 07/01/2034 - 01/01/2039 (h)	649,735	673,285
5.500% due 09/01/2034 (f)	57,917	60,052
5.500% due 08/01/2037 (f)(g)	65,214	67,618
5.510% due 02/01/2031	223	223
5.514% due 09/01/2020	22	22
5.576% due 02/01/2036	788	825
5.599% due 06/01/2030	109	112
5.700% due 08/01/2018	300	316
5.730% due 10/01/2016	42	43
5.800% due 11/01/2011	1,795	1,904
5.816% due 11/01/2024	3	3
5.821% due 06/01/2023	31	31
5.914% due 02/01/2031	275	280
5.950% due 02/25/2044	48	51
6.000% due 01/01/2011 - 07/01/2039	1,511,658	1,585,626
6.000% due 04/01/2036 - 07/01/2036 (h)	68,410	71,671
6.145% due 06/01/2029	28	29
6.152% due 02/01/2026	59	59
6.229% due 10/01/2036	5,351	5,676
6.250% due 12/25/2013	820	870
6.290% due 02/25/2029	1,500	1,643
6.300% due 06/25/2031 - 10/17/2038	5,129	5,345
6.305% due 04/01/2020	105	107
6.325% due 08/01/2029	82	83
6.350% due 06/25/2020	1,412	1,442
6.390% due 05/25/2036	937	975
6.410% due 08/01/2016	927	1,002
6.450% due 09/01/2016	3,402	3,582
6.454% due 02/01/2025	143	148
6.500% due 10/01/2011 - 08/01/2039	410,278	436,584
6.589% due 10/25/2031	42	40
6.703% due 08/01/2028	1,361	1,519
6.850% due 12/18/2027	1,519	1,635
6.875% due 02/01/2018	110	110
6.986% due 01/01/2030	337	360
7.000% due 01/01/2010 - 06/01/2037	3,660	3,971
7.142% due 01/01/2030	95	97
7.163% due 03/01/2030	351	356
7.250% due 01/01/2010	1,065	1,067
7.491% due 08/01/2014	6	6
7.500% due 12/01/2012 - 07/25/2041	4,286	4,692
7.730% due 01/01/2025	949	1,041
7.800% due 10/25/2022 - 06/25/2026	220	243
8.000% due 06/01/2015 - 08/01/2030	60	64
8.025% due 05/01/2030	31	32
8.200% due 04/25/2025	302	317
8.500% due 08/01/2011 - 11/01/2017	148	161
8.639% due 06/25/2032	237	253
8.750% due 11/25/2019 - 06/25/2021	194	212
9.000% due 03/01/2010 - 11/01/2025	150	167
9.000% due 05/25/2022 - 06/25/2022 (b)	56	12
9.250% due 10/01/2009	1	1
9.500% due 11/25/2020 - 04/01/2025	403	456
15.500% due 10/01/2012	1	1
510.000% due 09/25/2019 (b)	0	4
839.670% due 08/25/2020 (b)	0	1
Farmer Mac
6.779% due 01/25/2013	1,945	1,925
8.400% due 04/25/2030	1,137	1,117
Federal Home Loan Bank
7.400% due 02/01/2021	271	271
Federal Housing Administration
6.875% due 12/01/2016	244	240
6.896% due 07/01/2020	305	301
7.430% due 07/01/2018 - 07/01/2024	4,604	4,616
Freddie Mac
0.469% due 07/15/2019 - 10/15/2020	4,760	4,665
0.519% due 03/15/2031 - 09/15/2035	2,314	2,305
0.549% due 02/15/2019	10,738	10,542
0.554% due 07/25/2031	83	74
0.564% due 05/25/2031	332	224
0.594% due 09/25/2031	381	347
0.619% due 05/15/2036	241	233
0.669% due 12/15/2029 - 12/15/2030	4,604	4,542
0.702% due 03/09/2011 (f)	4,595	4,612
0.719% due 03/15/2017 - 06/15/2018	4,149	4,083
0.769% due 11/15/2030 - 12/15/2031	158	157
0.819% due 02/15/2028 - 03/15/2032	191	190
0.825% due 03/15/2024 - 09/15/2026	545	542
0.869% due 03/15/2032	7	7
0.875% due 05/15/2023	1	1
0.926% due 05/04/2011 (f)	4,532	4,544
0.937% due 08/05/2011 (f)	516	516
1.102% due 01/14/2011 (f)	13,688	13,721
1.269% due 04/15/2031	6,717	6,736
1.519% due 07/15/2027	2,158	2,197
2.500% due 03/01/2017	12	12
2.750% due 02/01/2017	4	4
2.838% due 03/01/2032 - 07/25/2044	24,891	24,653
2.877% due 05/01/2017 - 09/01/2018	239	239
3.125% due 04/01/2018	20	21
3.200% due 09/01/2027	47	48
3.250% due 01/01/2017	8	8
3.285% due 07/01/2029	37	37
3.384% due 06/01/2022	7	7
3.500% due 12/15/2022 - 07/15/2032	175	174
3.503% due 08/01/2018	79	79
3.576% due 07/01/2028	470	471
3.588% due 03/01/2033	307	307
3.685% due 07/01/2030	343	341
3.755% due 03/01/2027	17	17
3.802% due 10/01/2023	954	974
3.809% due 02/01/2031	25	26
3.832% due 08/15/2032	1,340	1,352
3.835% due 07/01/2019	97	97
4.000% due 07/01/2039	183,000	176,998
4.044% due 11/01/2027	204	206
4.051% due 08/01/2030	11	12
4.086% due 08/01/2027	16	16
4.090% due 02/01/2029	194	196
4.123% due 04/01/2029	64	64
4.198% due 11/01/2029	1,773	1,787
4.204% due 07/01/2027	72	73
4.225% due 05/01/2032	18	19
4.231% due 04/01/2031	7	7
4.261% due 06/01/2024	34	34
4.280% due 03/01/2033	108	112
4.292% due 12/01/2029	286	290
4.330% due 12/01/2032	129	130
4.342% due 11/01/2027	14	14
4.345% due 01/01/2028	156	158
4.370% due 06/01/2028	95	95
4.375% due 12/01/2018	3	3
4.377% due 05/01/2032	71	72
4.466% due 10/01/2024	109	110
4.473% due 07/01/2024	97	99
4.476% due 09/01/2028	41	42
4.491% due 10/01/2036	1,036	1,077
4.500% due 08/15/2016 - 04/01/2020	1,945	1,994
4.510% due 02/01/2029	325	331
4.541% due 06/01/2022	46	47
4.575% due 06/01/2030	6	6
4.625% due 04/01/2019	21	21
4.710% due 10/01/2018	4	4
4.715% due 08/01/2029	62	63
4.732% due 11/01/2034	750	768
4.751% due 07/01/2030	25	26
4.770% due 02/01/2027	448	455
4.824% due 10/01/2027	28	28
4.825% due 09/01/2027	22	23
4.853% due 12/01/2026	19	19
4.855% due 07/01/2035	691	715
4.886% due 10/01/2035	876	898
4.902% due 09/01/2026	311	315
4.908% due 05/01/2032	495	495
4.921% due 10/01/2024	143	145
4.928% due 05/01/2032	869	883
4.959% due 10/01/2027	53	54
4.960% due 04/01/2025	37	37
4.995% due 09/01/2024	31	32
5.000% due 01/15/2010 - 08/01/2039	649,150	659,640
5.000% due 12/01/2020 (f)	76,237	79,317
5.020% due 11/01/2031 - 03/01/2035	485	503
5.023% due 08/01/2035	1,623	1,672
5.077% due 11/01/2027	147	147
5.129% due 10/01/2023	81	81
5.231% due 08/01/2031	15	16
5.250% due 08/01/2031	2	2
5.266% due 10/01/2024	109	112
5.325% due 05/01/2019	14	14
5.366% due 02/01/2027	77	79
5.440% due 12/01/2035	5,323	5,543
5.500% due 05/15/2016 - 07/01/2039	909,255	939,338
5.500% due 06/01/2036 - 03/01/2039 (h)	1,159,997	1,199,256
5.577% due 05/01/2037	4,046	4,193
5.774% due 03/01/2029	138	140
6.000% due 03/01/2017 - 07/01/2039	482,028	503,461
6.000% due 03/01/2038 (h)	46,683	48,799
6.125% due 09/01/2018	13	13
6.250% due 12/15/2028	1,468	1,557
6.500% due 10/15/2013 (b)	16	0
6.500% due 08/01/2016 - 10/25/2043	130,019	138,391
7.000% due 11/15/2020 - 12/01/2032	1,493	1,594
7.000% due 10/25/2023 (b)	57	10
7.500% due 11/01/2010 - 06/01/2031	587	631
7.500% due 08/15/2029 (b)	26	4
7.645% due 05/01/2025	1,250	1,360
8.000% due 11/01/2013 - 09/01/2030	83	91
8.500% due 02/01/2010 - 08/01/2027	318	346
9.000% due 12/15/2020 - 02/15/2021	328	333
9.050% due 06/15/2019	59	64
9.500% due 12/15/2020 - 06/01/2021	319	322
9.500% due 11/01/2021 (b)	29	6
Ginnie Mae
0.518% due 05/16/2030 - 02/16/2032	773	757
0.618% due 12/16/2026 - 01/16/2031	1,436	1,417
0.665% due 06/20/2032	362	356
0.718% due 06/16/2031 - 03/16/2032	1,038	1,028
0.768% due 10/16/2030	39	38
0.818% due 02/16/2030 - 04/16/2032	818	816
0.868% due 12/16/2025	546	540
0.918% due 02/16/2030	94	94
0.968% due 02/16/2030	81	80
1.265% due 03/20/2031	3,884	3,884
1.315% due 02/20/2031	2,343	2,119
1.663% due 01/20/2059	1,181	1,096
1.686% due 10/20/2058	1,019	946
3.750% due 02/20/2032	525	531
3.875% due 11/20/2031	1,858	1,885
4.000% due 10/20/2028 - 08/01/2039	364,331	351,891
4.125% due 10/20/2018 - 01/20/2030	6,447	6,552
4.250% due 01/20/2028 - 03/20/2030	767	779
4.375% due 03/20/2021 - 03/20/2028	3,381	3,456
4.500% due 03/20/2016 - 08/01/2039	335,545	335,474
4.625% due 08/20/2017 - 07/20/2035	39,913	40,827
5.000% due 01/20/2034 - 08/01/2039	459,311	467,757
5.375% due 04/20/2017 - 04/20/2033	26,595	27,459
5.500% due 05/20/2030 - 08/01/2039	306,190	315,678
5.875% due 04/20/2019	27	28
6.000% due 04/15/2011 - 07/01/2039	964,002	1,005,578
6.000% due 07/15/2038 (g)	16,908	17,642
6.000% due 09/15/2038 (f)	83,102	86,562
6.250% due 03/16/2029	3,126	3,352
6.500% due 04/15/2011 - 07/01/2039	79,554	84,578
6.980% due 03/16/2041	5,579	6,016
7.000% due 09/15/2012 - 02/16/2029	1,312	1,404
7.270% due 12/15/2040	1,716	1,740
7.500% due 02/15/2017 - 11/15/2031	1,939	2,102
7.750% due 10/15/2025	20	22
8.000% due 08/15/2011 - 09/20/2031	5,515	5,918
8.500% due 06/15/2027 - 03/20/2031	1,297	1,446
9.000% due 04/15/2020 - 08/20/2030	90	100
9.500% due 12/15/2021	58	64
Small Business Administration
5.370% due 04/01/2028	12,641	13,357
5.490% due 05/01/2028	15,808	16,792
5.870% due 05/01/2026 - 07/01/2028	12,315	13,077
6.344% due 08/01/2011	110	116
6.640% due 02/01/2011	139	146
7.190% due 12/01/2019	241	261
7.220% due 11/01/2020	729	793
7.449% due 08/01/2010	254	263
8.017% due 02/10/2010	39	40
Vendee Mortgage Trust
6.500% due 03/15/2029	2,032	2,158
6.809% due 01/15/2030	660	703

Total U.S. Government Agencies (Cost $18,081,818)		18,385,060

MORTGAGE-BACKED SECURITIES 18.1%
Adjustable Rate Mortgage Trust
4.999% due 03/25/2035	24,582	18,378
5.152% due 09/25/2035	3,287	2,140
5.409% due 01/25/2036	2,941	2,274
American Home Mortgage Assets
0.504% due 05/25/2046	27,580	10,181
0.504% due 09/25/2046	11,120	4,682
0.504% due 10/25/2046	3,714	1,479
0.524% due 10/25/2046	23,905	7,795
0.544% due 09/25/2046	6,834	1,491
0.604% due 08/25/2037	12,942	721
2.040% due 02/25/2047	12,160	4,001
2.260% due 11/25/2046	19,503	8,946
American Home Mortgage Investment Trust
0.554% due 05/25/2047	3,994	832
4.290% due 10/25/2034	7,248	5,149
4.440% due 02/25/2045	3,590	2,737
5.660% due 09/25/2045	6,511	3,991
Banc of America Commercial Mortgage, Inc.
5.414% due 09/10/2047	10,000	8,002
Banc of America Funding Corp.
0.605% due 05/20/2035	2,168	1,003
3.781% due 05/25/2035	1,358	1,155
5.357% due 11/20/2035	3,754	2,295
5.745% due 03/20/2036	6,901	4,035
5.753% due 10/25/2036	4,600	2,884
5.837% due 01/25/2037	3,700	1,843
5.888% due 04/25/2037	8,624	5,401
Banc of America Mortgage Securities, Inc.
0.764% due 01/25/2034	462	421
3.994% due 07/25/2033	464	403
4.130% due 06/20/2031	401	303
4.170% due 06/25/2034	1,874	1,755
4.185% due 07/25/2034	27	22
4.765% due 07/20/2032	72	39
4.839% due 08/25/2033	14,639	12,873
5.000% due 05/25/2034	271	266
5.433% due 02/25/2036	2,137	1,433
6.500% due 10/25/2031	148	145
Banc of America Structural Security Trust
0.821% due 10/11/2033	90	89
Bear Stearns Adjustable Rate Mortgage Trust
2.264% due 03/25/2035	6,020	5,174
2.500% due 08/25/2035	5,224	4,575
2.900% due 03/25/2035	16,467	14,249
3.859% due 11/25/2030	14	13
4.550% due 08/25/2035	8,596	7,594
4.740% due 10/25/2035	1,061	1,024
4.784% due 04/25/2034	35	30
4.808% due 11/25/2034	4,282	3,549
4.965% due 01/25/2035	2,541	2,146
4.991% due 01/25/2035	1,902	1,410
5.088% due 02/25/2033	24	21
5.172% due 02/25/2034	3,240	2,090
5.457% due 05/25/2047	21,026	12,269
5.583% due 01/25/2034	14	13
5.733% due 02/25/2036	12,243	7,212
Bear Stearns Alt-A Trust
5.303% due 08/25/2036	7,800	2,963
5.362% due 05/25/2035	1,269	823
5.490% due 09/25/2035	22,907	12,447
5.673% due 11/25/2036	1,555	791
5.694% due 11/25/2036	1,769	897
5.738% due 01/25/2036	3,646	1,825
5.841% due 11/25/2036	880	428
Bear Stearns Commercial Mortgage Securities
5.060% due 11/15/2016	15	15
5.331% due 02/11/2044	24,000	19,487
5.405% due 12/11/2040	3,000	2,676
5.540% due 09/11/2041	45,500	37,858
5.700% due 06/11/2050	30,000	23,913
5.909% due 06/11/2040	40,400	33,294
7.000% due 05/20/2030	1,802	1,694
Bear Stearns Mortgage Securities, Inc.
4.276% due 06/25/2030	42	40
Bear Stearns Structured Products, Inc.
5.644% due 01/26/2036	6,555	3,623
5.714% due 12/26/2046	3,913	2,384
Bella Vista Mortgage Trust
0.565% due 05/20/2045	1,049	410
CC Mortgage Funding Corp.
0.494% due 05/25/2036	753	597
0.564% due 08/25/2035	1,408	914
0.930% due 01/25/2035	820	297
Chase Mortgage Finance Corp.
5.426% due 03/25/2037	7,775	4,771
5.978% due 09/25/2036	613	452
Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019	25	25
6.500% due 02/25/2024	513	507
Citigroup Commercial Mortgage Trust
0.389% due 08/15/2021	50	43
5.888% due 12/10/2049	440	349
Citigroup Mortgage Loan Trust, Inc.
2.850% due 12/25/2035	45	37
4.098% due 08/25/2035	2,957	2,148
4.248% due 08/25/2035	16,947	13,496
4.669% due 08/25/2035	3,130	929
4.685% due 03/25/2034	1,753	1,512
4.735% due 12/25/2035	10,444	5,818
4.748% due 08/25/2035	6,368	5,070
5.672% due 07/25/2046	5,700	3,044
5.994% due 09/25/2037	38,933	21,111
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048	2,000	1,633
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	4,439	2,860
Collateralized Mortgage Obligation Trust
0.000% due 09/23/2017 (c)	3	3
Commercial Mortgage Pass-Through Certificates
0.419% due 04/15/2017	1,456	1,416
0.818% due 02/16/2034	4,055	3,611
4.867% due 05/10/2043	21,387	20,852
6.010% due 12/10/2049	12,000	9,570
Countrywide Alternative Loan Trust
0.465% due 05/20/2046	57	48
0.484% due 01/25/2037	1,200	468
0.494% due 05/25/2047	11,250	4,228
0.504% due 09/25/2046	21,660	8,283
0.504% due 11/25/2046	5,108	1,978
0.510% due 12/20/2046	44,646	17,928
0.514% due 05/25/2036	949	376
0.515% due 07/20/2046	2,156	832
0.524% due 05/25/2035	2,785	1,258
0.524% due 07/25/2046	4,533	1,944
0.525% due 03/20/2046	4,408	1,813
0.525% due 05/20/2046	8,794	3,520
0.525% due 07/20/2046	20,587	7,957
0.534% due 05/25/2035	517	234
0.544% due 08/25/2046	7,701	1,502
0.564% due 05/25/2035	752	326
0.564% due 09/25/2046	4,050	333
0.564% due 10/25/2046	2,601	620
0.574% due 07/25/2046	2,850	242
0.584% due 05/25/2036	2,581	372
0.594% due 12/25/2035	812	382
0.594% due 02/25/2037	14,528	6,618
0.595% due 09/20/2046	8,850	894
0.644% due 11/20/2035	12,444	5,639
0.654% due 10/25/2046	2,250	254
0.664% due 06/25/2037	4,427	985
0.664% due 06/25/2047	459	100
0.684% due 11/25/2035	1,250	237
0.734% due 12/25/2035	1,930	456
0.824% due 11/20/2035	3,350	430
1.084% due 11/25/2035	5,015	2,136
2.340% due 12/25/2035	15,591	7,070
5.306% due 10/25/2035	2,975	2,036
5.750% due 03/25/2037	5,600	2,570
5.886% due 02/25/2037	16,292	9,608
5.889% due 11/25/2035	6,763	3,796
6.000% due 10/25/2032	353	306
6.000% due 02/25/2037	4,901	2,973
6.250% due 11/25/2036	5,617	3,864
Countrywide Home Loan Mortgage Pass-Through Trust
0.544% due 05/25/2035	2,912	1,299
0.604% due 04/25/2035	1,958	883
0.614% due 04/25/2046	3,813	628
0.624% due 03/25/2035	4,778	2,237
0.634% due 03/25/2035	28,437	12,546
0.644% due 02/25/2035	1,452	760
0.654% due 02/25/2035	46	24
0.654% due 06/25/2035	992	721
0.654% due 03/25/2036	1,803	333
0.664% due 02/25/2036	2,605	473
0.714% due 03/25/2035	1,113	169
0.904% due 08/25/2034	3,041	1,256
2.640% due 09/25/2034	1,165	687
3.750% due 07/19/2031	9	9
4.244% due 11/19/2033	30	25
4.543% due 08/25/2034	2,022	1,247
4.616% due 11/19/2033	76	65
4.786% due 11/25/2034	3,011	2,288
5.250% due 01/20/2035	3,371	2,683
5.364% due 10/20/2035	7,442	3,589
5.500% due 11/25/2035	3,372	2,300
5.550% due 04/20/2036	5,997	3,981
5.575% due 02/20/2036	1,854	973
5.752% due 05/20/2036	11,106	5,635
6.069% due 09/25/2047	3,782	2,227
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039	16,625	11,684
5.579% due 04/25/2037	4,073	1,852
5.863% due 02/25/2037	8,700	3,869
5.912% due 06/15/2039	3,500	2,393
CS First Boston Mortgage Securities Corp.
0.206% due 08/15/2038 (b)	341,958	910
3.755% due 06/25/2033	74	62
4.666% due 03/15/2036	600	579
4.832% due 04/15/2037	3,000	2,599
5.329% due 06/25/2032	5	4
7.290% due 09/15/2041	9	9
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036	6,700	3,758
5.720% due 09/25/2036	7,600	4,841
6.172% due 06/25/2036	9,372	4,996
CW Capital Cobalt Ltd.
5.484% due 04/15/2047	3,900	2,577
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.404% due 08/25/2037	200	173
5.500% due 12/25/2035	7,967	4,510
5.590% due 10/25/2035	5,440	2,814
5.869% due 10/25/2036	7,393	4,000
5.886% due 10/25/2036	7,400	4,007
6.300% due 07/25/2036	8,098	4,056
DLJ Commercial Mortgage Corp.
7.340% due 10/10/2032	598	597
DLJ Mortgage Acceptance Corp.
4.621% due 11/25/2023	16	16
Downey Savings & Loan Association Mortgage Loan Trust
0.623% due 11/19/2037	6,250	529
0.633% due 07/19/2045	2,963	733
FFCA Secured Lending Corp.
8.180% due 09/18/2027	2,000	730
8.970% due 09/18/2027	4,000	1,923
Fifth Third Mortgage Loan Trust
4.819% due 11/19/2032	109	96
First Horizon Alternative Mortgage Securities
6.250% due 08/25/2037	5,518	4,165
First Horizon Asset Securities, Inc.
4.742% due 12/25/2033	3,950	3,260
5.365% due 08/25/2035	50	38
First Nationwide Trust
6.750% due 08/21/2031	91	81
First Republic Mortgage Loan Trust
0.619% due 08/15/2032	14,245	12,106
0.669% due 11/15/2031	6,107	4,894
1.498% due 11/15/2031	1,454	1,203
GMAC Mortgage Corp. Loan Trust
4.765% due 06/25/2034	4,364	2,367
5.500% due 09/25/2034	4,599	4,613
Greenpoint Mortgage Funding Trust
0.514% due 10/25/2046	3,550	376
0.514% due 12/25/2046	3,350	315
0.524% due 10/25/2046	4,750	630
0.534% due 06/25/2045	2,146	915
0.544% due 06/25/2045	7,480	3,148
0.584% due 04/25/2036	3,518	1,076
0.634% due 09/25/2046	2,850	123
0.654% due 10/25/2046	3,852	179
Greenpoint Mortgage Pass-Through Certificates
4.826% due 10/25/2033	240	182
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	830	664
GS Mortgage Securities Corp. II
5.560% due 11/10/2039	3,310	2,709
6.044% due 08/15/2018	6,281	6,284
GSR Mortgage Loan Trust
0.574% due 08/25/2046	3,793	1,011
3.726% due 06/25/2034	156	133
4.469% due 09/25/2035	526	443
4.971% due 04/25/2036	787	445
5.176% due 01/25/2036	8,586	5,769
5.241% due 11/25/2035	44,518	34,683
5.347% due 11/25/2035	6,156	4,404
GSRPM Mortgage Loan Trust
0.714% due 11/25/2031	1,892	1,767
Harborview Mortgage Loan Trust
0.403% due 01/19/2038	681	630
0.458% due 04/19/2038	1,323	529
0.493% due 07/19/2046	23,546	9,774
0.503% due 01/19/2038	23,455	10,027
0.503% due 02/19/2046	15,603	6,682
0.505% due 08/21/2036	4,985	2,115
0.513% due 09/19/2046	11,177	4,799
0.533% due 05/19/2035	7,109	3,188
0.533% due 05/19/2047	18,935	7,317
0.563% due 01/19/2038	2,396	435
0.563% due 09/19/2046	3,651	899
2.725% due 11/19/2034	199	66
4.828% due 08/19/2034	6,266	4,130
5.234% due 07/19/2035	148	90
5.849% due 08/19/2036	3,147	1,903
Homebanc Mortgage Trust
0.494% due 12/25/2036	1,175	513
5.797% due 04/25/2037	7,205	5,017
Impac Secured Assets CMN Owner Trust
0.394% due 01/25/2037	6	6
Indymac ARM Trust
3.708% due 01/25/2032	15	10
Indymac IMSC Mortgage Loan Trust
0.494% due 07/25/2047	6,870	2,637
Indymac INDB Mortgage Loan Trust
0.614% due 11/25/2035	455	173
Indymac Index Mortgage Loan Trust
0.404% due 11/25/2046	2,949	2,748
0.504% due 04/25/2037	2,169	388
0.504% due 09/25/2046	18,478	7,218
0.514% due 11/25/2046	4,476	679
0.514% due 06/25/2047	10,144	4,214
0.524% due 05/25/2046	3,195	1,320
0.554% due 04/25/2035	5,821	2,601
0.554% due 07/25/2035	2,985	1,315
0.564% due 02/25/2037	2,450	303
0.584% due 06/25/2037	4,357	962
0.604% due 11/25/2036	3,534	563
0.614% due 06/25/2037	1,269	397
4.317% due 01/25/2036	4	2
4.976% due 12/25/2034	30	23
5.000% due 08/25/2035	3,574	1,919
5.099% due 09/25/2035	6,587	4,082
5.275% due 01/25/2036	3,838	2,593
JPMorgan Alternative Loan Trust
0.808% due 06/27/2037	132,387	89,629
JPMorgan Chase Commercial Mortgage Securities Corp.
0.694% due 07/15/2019	173,860	125,843
4.853% due 03/15/2046	14,776	14,314
5.305% due 01/15/2049	37,000	33,510
5.935% due 02/12/2049	26,000	19,734
6.007% due 06/15/2049	52,356	40,130
JPMorgan Mortgage Trust
4.773% due 07/25/2035	585	470
5.120% due 10/25/2035	3,600	2,050
5.377% due 08/25/2035	6,968	5,404
5.397% due 11/25/2035	2,979	2,459
Kidder Peabody Mortgage Assets Trust
9.500% due 04/22/2018 (b)	47	12
LB Mortgage Trust
8.444% due 01/20/2017	1,547	1,503
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	4,000	2,919
5.858% due 07/15/2040	71,119	51,832
5.866% due 09/15/2045	25,000	19,193
6.133% due 12/15/2030	470	479
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.399% due 09/15/2021	3,972	3,517
Luminent Mortgage Trust
0.484% due 12/25/2036	9,321	3,666
0.494% due 12/25/2036	6,497	2,340
0.514% due 10/25/2046	4,801	1,980
MASTR Adjustable Rate Mortgages Trust
0.524% due 04/25/2046	8,699	3,569
0.554% due 05/25/2037	1,943	828
0.614% due 05/25/2047	3,950	425
0.654% due 05/25/2047	3,350	257
MASTR Asset Securitization Trust
5.500% due 09/25/2033	5,313	5,061
MASTR Reperforming Loan Trust
7.000% due 08/25/2034	290	319
MASTR Seasoned Securities Trust
4.901% due 10/25/2032	1,128	733
Mellon Residential Funding Corp.
0.669% due 11/15/2031	2,808	2,042
0.759% due 12/15/2030	2,922	2,355
0.799% due 06/15/2030	402	335
1.199% due 11/15/2031	276	195
Merrill Lynch Alternative Note Asset
0.614% due 03/25/2037	2,800	977
Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	6,300	4,601
5.485% due 03/12/2051	180	121
5.700% due 09/12/2049	4,100	2,840
Merrill Lynch Mortgage Investors, Inc.
0.524% due 02/25/2036	5,248	2,835
0.666% due 04/25/2028 (b)	1,087	12
Merrill Lynch Mortgage Trust
1.787% due 07/12/2034 (b)	54,535	2
Merrill Lynch Mortgage-Backed Securities Trust
5.845% due 04/25/2037	7,812	4,199
MLCC Mortgage Investors, Inc.
0.564% due 11/25/2035	2,137	1,452
1.314% due 10/25/2035	4,084	3,256
3.145% due 01/25/2029	4,000	1,227
Morgan Stanley Capital I
0.380% due 10/15/2020	5,660	4,200
5.447% due 02/12/2044	24,770	18,995
5.692% due 04/15/2049	3,600	2,635
6.076% due 06/11/2049	13,530	10,228
Morgan Stanley Dean Witter Capital I
4.740% due 11/13/2036	4,500	4,254
Morgan Stanley Mortgage Loan Trust
0.684% due 11/25/2035	3,628	1,089
0.824% due 02/25/2047	3,590	1,421
5.380% due 06/25/2036	2,247	1,836
5.401% due 07/25/2035	3,158	1,628
5.701% due 02/25/2047	6,516	3,063
6.359% due 06/25/2036	8,765	3,790
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	6,200	3,615
6.138% due 03/25/2047	5,600	3,300
7.000% due 02/19/2030	678	652
Ocwen Residential MBS Corp.
6.878% due 06/25/2039	516	11
Opteum Mortgage Acceptance Corp.
0.574% due 07/25/2035	893	615
Prime Mortgage Trust
0.714% due 02/25/2034	291	235
5.000% due 02/25/2019	17	16
RBSSP Resecuritization Trust
0.813% due 11/21/2035	4,550	3,631
0.813% due 11/26/2035	1,335	1,025
0.813% due 06/26/2037	7,607	5,767
Residential Accredit Loans, Inc.
0.414% due 09/25/2046	1,084	852
0.474% due 01/25/2037	2,054	829
0.494% due 06/25/2046	9,017	3,476
0.494% due 02/25/2047	2,123	489
0.514% due 12/25/2046	3,250	392
0.524% due 04/25/2046	19,490	7,353
0.544% due 05/25/2037	5,488	1,133
0.564% due 08/25/2037	5,027	2,000
0.584% due 05/25/2046	2,650	291
0.614% due 08/25/2035	1,192	546
0.619% due 09/25/2046	5,900	684
0.714% due 03/25/2033	523	458
0.714% due 10/25/2045	3,472	1,581
2.049% due 08/25/2035	1,051	472
5.667% due 09/25/2035	5,516	3,434
5.880% due 02/25/2036	5,940	3,044
Residential Asset Mortgage Products, Inc.
6.500% due 11/25/2031	378	362
Residential Asset Securitization Trust
0.714% due 05/25/2033	417	357
6.000% due 03/25/2037	4,835	2,879
Residential Funding Mortgage Securities I
5.202% due 09/25/2035	3,292	2,359
Sequoia Mortgage Trust
0.663% due 10/19/2026	140	106
0.665% due 07/20/2033	2,825	2,270
0.675% due 11/22/2024	40	31
0.695% due 10/20/2027	3,273	2,640
4.263% due 04/20/2035	5,619	4,326
5.102% due 01/20/2047	2,966	1,690
Sovereign Commercial Mortgage Securities Trust
5.835% due 07/22/2030	5,300	4,674
Structured Adjustable Rate Mortgage Loan Trust
0.534% due 05/25/2037	14,747	5,805
1.109% due 06/25/2034	1,399	766
2.839% due 05/25/2035	5,236	2,043
4.026% due 04/25/2034	7,016	5,868
4.266% due 07/25/2034	141	118
5.334% due 01/25/2035	3,619	2,434
5.376% due 11/25/2035	3,918	2,338
5.497% due 07/25/2035	1,946	1,333
5.516% due 08/25/2035	50	33
5.950% due 02/25/2036	6,341	3,363
6.000% due 03/25/2036	6,237	3,173
6.000% due 10/25/2037	5,536	2,584
Structured Asset Mortgage Investments, Inc.
0.444% due 03/25/2037	490	179
0.494% due 06/25/2036	21,784	8,949
0.504% due 06/25/2036	873	331
0.504% due 07/25/2046	36,875	15,433
0.524% due 04/25/2036	42,767	18,018
0.534% due 05/25/2036	5,657	2,246
0.534% due 05/25/2046	7,016	2,788
0.544% due 05/25/2045	3,110	1,400
0.563% due 07/19/2035	8,693	5,531
0.564% due 09/25/2047	6,078	1,340
0.574% due 05/25/2046	6,860	1,521
0.614% due 08/25/2036	4,250	518
0.643% due 10/19/2034	386	294
0.663% due 03/19/2034	1,715	1,070
0.864% due 09/25/2047	16,472	3,578
0.973% due 09/19/2032	5,689	4,255
5.061% due 05/25/2022	1,443	921
5.457% due 05/02/2030	232	198
Structured Asset Securities Corp.
3.716% due 01/25/2032	308	282
3.986% due 06/25/2033	104	77
4.093% due 07/25/2032	3	2
4.395% due 01/25/2034	5,522	4,147
4.504% due 10/25/2035	805	554
4.687% due 02/25/2032	4	4
4.774% due 08/25/2032	593	523
5.000% due 05/25/2035	20,760	16,992
TBW Mortgage-Backed Pass-Through Certificates
0.424% due 01/25/2037	333	303
5.630% due 01/25/2037	3,000	1,410
5.970% due 09/25/2036	9,600	4,816
6.014% due 07/25/2037	6,218	3,189
Thornburg Mortgage Securities Trust
0.414% due 03/25/2037	10,072	8,784
0.434% due 09/25/2046	3,944	3,621
0.444% due 06/25/2037	5,355	4,673
0.464% due 11/25/2046	2,914	2,505
Wachovia Bank Commercial Mortgage Trust
0.409% due 09/15/2021	5,445	3,924
5.342% due 12/15/2043	82,145	54,264
5.509% due 04/15/2047	25,000	16,655
5.572% due 10/15/2048	5,150	3,979
Wachovia Mortgage Loan Trust LLC
5.453% due 10/20/2035	2,042	1,514
WaMu Mortgage Pass-Through Certificates
0.534% due 07/25/2046	1,128	296
0.544% due 04/25/2045	228	117
0.564% due 11/25/2045	240	188
0.564% due 12/25/2045	180	149
0.574% due 11/25/2045	2,949	1,431
0.604% due 10/25/2045	10,222	5,362
0.624% due 01/25/2045	7,486	3,491
0.634% due 07/25/2045	229	108
0.654% due 01/25/2045	261	121
0.682% due 11/25/2034	4,294	2,217
0.724% due 11/25/2045	3,250	796
0.724% due 12/25/2045	3,250	766
0.802% due 11/25/2034	2,739	922
0.812% due 07/25/2044	645	182
0.854% due 12/25/2027	7,473	5,591
0.954% due 12/25/2027	422	326
1.014% due 12/25/2045	1,097	126
2.080% due 01/25/2047	8,902	3,116
2.090% due 06/25/2047	4,171	1,352
2.100% due 04/25/2047	19,169	8,011
2.139% due 02/25/2047	21,906	8,833
2.139% due 03/25/2047	26,336	10,754
2.150% due 12/25/2046	6,444	2,777
2.150% due 07/25/2047	5,397	2,021
2.160% due 12/25/2046	8,199	2,809
2.180% due 11/25/2046	1,009	353
2.320% due 06/25/2046	6,789	3,096
2.540% due 11/25/2042	204	117
2.740% due 06/25/2042	1,067	776
2.740% due 08/25/2042	2,155	1,365
2.877% due 01/25/2047	3,438	1,433
2.880% due 05/25/2046	2,025	729
2.909% due 06/25/2033	2,041	1,596
3.127% due 07/25/2046	13,222	5,570
3.127% due 08/25/2046	727	332
3.711% due 03/25/2034	53	44
4.478% due 09/25/2033	13,559	12,215
4.585% due 04/25/2035	2,592	2,567
4.913% due 08/25/2035	3,443	2,963
5.293% due 01/25/2037	6,098	3,567
5.394% due 02/25/2037	25,105	14,904
5.468% due 04/25/2037	4,297	2,577
5.575% due 12/25/2036	3,876	2,499
5.581% due 12/25/2036	13,143	8,109
5.632% due 05/25/2037	9,404	6,084
5.687% due 02/25/2037	11,512	6,440
5.833% due 02/25/2037	13,018	8,161
5.928% due 09/25/2036	6,516	4,200
6.052% due 10/25/2036	862	600
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.564% due 07/25/2046	2,417	707
2.100% due 04/25/2047	5,390	1,499
2.110% due 04/25/2047	5,091	1,276
2.180% due 05/25/2047	5,098	1,005
2.310% due 05/25/2046	4,306	1,830
6.268% due 07/25/2036	4,600	2,136
Washington Mutual MSC Mortgage Pass-Through Certificates
4.534% due 11/25/2030	613	505
6.500% due 09/25/2032	2,712	2,673
Wells Fargo Mortgage-Backed Securities Trust
0.814% due 07/25/2037	4,717	2,861
3.476% due 05/25/2035	1,374	1,186
3.585% due 12/25/2034	6,663	6,145
4.577% due 12/25/2033	8,169	7,146
4.679% due 05/25/2035	655	560
4.947% due 01/25/2035	12,570	10,523
4.981% due 12/25/2034	2,999	2,675
5.508% due 08/25/2036	601	450
5.593% due 07/25/2036	8,668	5,821

Total Mortgage-Backed Securities (Cost $2,481,003)		1,844,549

ASSET-BACKED SECURITIES 10.1%
Aames Mortgage Investment Trust
0.714% due 10/25/2035	1,701	1,387
ABFS Mortgage Loan Trust
6.285% due 07/15/2033	2,000	1,276
Access Group, Inc.
2.392% due 10/27/2025	15,387	15,514
Accredited Mortgage Loan Trust
0.364% due 02/25/2037	590	543
ACE Securities Corp.
0.364% due 12/25/2036	11	8
0.374% due 10/25/2036	1,355	883
0.394% due 10/25/2036	362	351
0.404% due 06/25/2037	2,725	1,930
0.444% due 05/25/2036	3,394	2,978
1.014% due 08/25/2030	64	45
AFC Home Equity Loan Trust
0.724% due 06/25/2029	650	283
0.864% due 12/26/2029	27	21
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	1,777	1,530
American Express Credit Account Master Trust
0.409% due 03/15/2012	9,330	9,326
American Express Issuance Trust
0.519% due 09/15/2011	12,000	11,889
Amortizing Residential Collateral Trust
0.584% due 06/25/2032	58	27
0.604% due 07/25/2032	736	392
1.014% due 10/25/2031	371	228
Amresco Residential Securities Mortgage Loan Trust
0.809% due 06/25/2028	178	92
0.869% due 06/25/2027	776	663
0.944% due 09/25/2028	1,785	1,076
1.254% due 06/25/2029	204	119
Argent Securities, Inc.
0.364% due 10/25/2036	44	43
0.514% due 10/25/2035	3,224	2,671
Asset-Backed Funding Certificates
0.374% due 10/25/2036	116	114
0.374% due 11/25/2036	193	184
1.334% due 03/25/2032	1,144	832
Asset-Backed Securities Corp. Home Equity
0.364% due 12/25/2036	728	668
0.394% due 05/25/2037	39	31
0.474% due 06/25/2035	59	57
0.839% due 06/15/2031	332	152
BA Credit Card Trust
1.519% due 12/16/2013	61,541	61,409
Bayview Financial Acquisition Trust
0.658% due 05/28/2037	5,100	2,442
Bear Stearns Asset-Backed Securities Trust
0.344% due 06/25/2036	982	919
0.384% due 10/25/2036	1,281	1,163
0.714% due 09/25/2046	4,404	2,111
0.964% due 02/25/2034	439	155
0.994% due 09/25/2035	6,842	5,739
1.064% due 11/25/2042	1,590	1,203
1.314% due 10/25/2037	6,082	3,279
1.514% due 10/25/2032	681	407
4.786% due 06/25/2043	89	72
Capital Auto Receivables Asset Trust
1.769% due 10/15/2012	800	795
Carrington Mortgage Loan Trust
0.364% due 10/25/2036	171	160
0.364% due 01/25/2037	1,796	1,495
0.414% due 06/25/2037	5,775	4,598
CDC Mortgage Capital Trust
1.364% due 01/25/2033	2,002	1,022
Centex Home Equity
0.614% due 01/25/2032	122	83
1.164% due 01/25/2032	1,148	280
Charming Shoppes Master Trust
0.649% due 05/15/2014	3,750	3,693
Chase Funding Mortgage Loan Asset-Backed Certificates
0.914% due 07/25/2033	89	70
0.954% due 08/25/2032	553	400
0.974% due 11/25/2032	725	521
Chase Issuance Trust
0.359% due 04/15/2013	17,049	16,743
1.069% due 08/17/2015	21,300	20,669
CIT Group Home Equity Loan Trust
0.584% due 06/25/2033	813	595
0.604% due 03/25/2033	350	310
0.964% due 12/25/2031	1,227	436
Citibank Omni Master Trust
1.415% due 12/23/2013	141,100	140,885
1.573% due 12/23/2013	2,700	2,696
Citigroup Mortgage Loan Trust, Inc.
0.374% due 05/25/2037	72	58
0.374% due 07/25/2045	1,256	884
5.764% due 01/25/2037	4,900	2,404
Community Program Loan Trust
4.500% due 10/01/2018	536	536
Conseco Finance
1.019% due 08/15/2033	2,896	711
1.819% due 05/15/2032	1,033	620
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	11,485	6,996
8.200% due 02/01/2032	40,000	23,790
8.400% due 02/01/2032 (a)	391	3
Conseco Financial Corp.
6.240% due 12/01/2028	3,450	3,016
7.060% due 02/01/2031	7,000	4,554
7.400% due 06/15/2027	2,457	2,229
7.550% due 01/15/2029	363	325
8.000% due 07/15/2018	847	874
8.050% due 10/15/2027	310	292
9.100% due 04/15/2025	2,343	2,307
Countrywide Asset-Backed Certificates
0.364% due 03/25/2037	365	360
0.364% due 05/25/2037	588	562
0.364% due 07/25/2037	854	789
0.364% due 08/25/2037	1,879	1,681
0.364% due 12/25/2046	227	223
0.364% due 04/25/2047	1,360	1,272
0.364% due 06/25/2047	527	489
0.374% due 03/25/2037	717	697
0.384% due 06/25/2047	3,221	2,985
0.394% due 03/25/2037	7,757	6,847
0.394% due 06/25/2037	1,162	1,075
0.414% due 07/25/2037	35,000	19,676
0.424% due 10/25/2046	1,476	1,390
0.564% due 04/25/2036	483	329
0.764% due 06/25/2033	815	487
0.784% due 11/25/2033	832	588
0.814% due 09/25/2032	2,750	1,726
1.214% due 10/25/2047	4,056	2,515
Credit-Based Asset Servicing & Securitization LLC
0.384% due 01/25/2037	785	377
1.414% due 04/25/2032	469	269
CS First Boston Mortgage Securities Corp.
0.564% due 01/25/2043	14	14
0.674% due 05/25/2044	1,233	824
Delta Funding Home Equity Loan Trust
1.139% due 09/15/2029	17	6
Denver Arena Trust
6.940% due 11/15/2019	7,745	6,837
EMC Mortgage Loan Trust
0.684% due 05/25/2040	983	689
Equifirst Mortgage Loan Trust
0.554% due 01/25/2034	485	358
First Franklin Mortgage Loan Asset-Backed Certificates
0.364% due 11/25/2036	6,546	6,168
0.424% due 09/25/2036	6,399	5,294
0.694% due 10/25/2034	215	208
First Plus Home Loan Trust
7.670% due 05/10/2024	486	486
Ford Credit Auto Owner Trust
0.649% due 06/15/2010	1,991	1,991
1.219% due 01/15/2011	11,545	11,554
1.519% due 12/15/2010	13,357	13,380
1.739% due 06/15/2012	129,000	129,459
2.100% due 11/15/2011	20,000	20,018
Franklin Auto Trust
1.315% due 10/20/2011	2,864	2,868
1.895% due 06/20/2012	5,200	5,211
GE-WMC Mortgage Securities LLC
0.354% due 08/25/2036	450	332
GMAC Mortgage Corp. Loan Trust
0.554% due 01/25/2029	1,162	685
GSAMP Trust
0.384% due 09/25/2036	767	735
0.464% due 10/25/2036	10,000	429
0.604% due 03/25/2034	46	46
0.714% due 02/25/2033	700	391
GSRPM Mortgage Loan Trust
0.694% due 09/25/2042	449	434
HFC Home Equity Loan Asset-Backed Certificates
0.385% due 03/20/2036	327	319
0.665% due 09/20/2033	2,037	1,525
HSI Asset Securitization Corp. Trust
0.374% due 05/25/2037	41	29
IMC Home Equity Loan Trust
6.880% due 11/20/2028	88	82
7.520% due 08/20/2028	91	78
Indymac Residential Asset-Backed Trust
0.394% due 07/25/2037	33	30
0.444% due 04/25/2047	34	29
Irwin Home Equity Corp.
1.664% due 02/25/2029	1,333	760
JPMorgan Mortgage Acquisition Corp.
0.364% due 07/25/2036	363	344
0.374% due 03/25/2047	49	35
0.384% due 01/25/2037	15,709	13,164
0.394% due 08/25/2036	602	555
Lehman ABS Mortgage Loan Trust
0.404% due 06/25/2037	51	33
Lehman XS Trust
0.394% due 11/25/2046	4,652	3,894
0.434% due 11/25/2036	228	223
0.484% due 04/25/2046	3,679	2,912
0.544% due 06/25/2046	3,787	649
0.544% due 08/25/2046	3,474	741
0.554% due 09/25/2046	4,313	915
0.554% due 11/25/2046	4,227	1,181
0.564% due 08/25/2046	3,557	340
0.634% due 11/25/2046	2,050	348
Long Beach Mortgage Loan Trust
0.374% due 10/25/2036	975	908
0.374% due 12/25/2036	7,079	5,118
1.739% due 03/25/2032	2,260	1,048
MASTR Asset-Backed Securities Trust
0.374% due 11/25/2036	1,145	1,063
0.394% due 05/25/2037	9,372	7,591
0.414% due 03/25/2036	2,488	2,387
0.444% due 01/25/2036	2,304	2,145
Merrill Lynch First Franklin Mortgage Loan Trust
0.374% due 07/25/2037	41	32
Merrill Lynch Mortgage Investors, Inc.
0.374% due 10/25/2037	1,845	426
0.384% due 07/25/2037	859	803
0.394% due 09/25/2037	550	473
0.674% due 06/25/2035	1,181	613
Mesa Trust Asset-Backed Certificates
0.714% due 12/25/2031	1,143	939
Mid-State Trust
6.340% due 10/15/2036	1,660	1,072
7.340% due 07/01/2035	926	720
7.400% due 07/01/2035	40	29
7.790% due 07/01/2035	53	35
7.791% due 03/15/2038	1,971	1,391
8.330% due 04/01/2030	9,345	7,515
Morgan Stanley ABS Capital I
0.354% due 09/25/2036	48	47
0.354% due 01/25/2037	2,191	1,898
0.374% due 05/25/2037	10,093	8,068
0.414% due 10/25/2036	5,000	2,568
0.494% due 01/25/2036	9,642	7,838
0.814% due 03/25/2033	2,511	1,510
1.114% due 07/25/2037	10,504	7,529
Morgan Stanley Home Equity Loan Trust
0.364% due 12/25/2036	2,371	2,121
Morgan Stanley Mortgage Loan Trust
0.674% due 04/25/2037	700	255
5.726% due 10/25/2036	5,324	3,690
5.750% due 11/25/2036	6,154	2,773
5.750% due 04/25/2037	5,134	3,401
6.000% due 07/25/2047	5,564	3,701
Nationstar Home Equity Loan Trust
0.374% due 06/25/2037	428	384
0.434% due 04/25/2037	15	14
Oakwood Mortgage Investors, Inc.
0.694% due 03/15/2018	1,117	757
Option One Mortgage Loan Trust
0.914% due 01/25/2032	247	173
Origen Manufactured Housing
7.650% due 03/15/2032	13,200	11,441
Popular ABS Mortgage Pass-Through Trust
0.404% due 01/25/2037	419	366
Renaissance Home Equity Loan Trust
0.674% due 11/25/2034	391	259
0.754% due 08/25/2033	2,259	1,092
0.814% due 12/25/2033	5,240	2,501
1.514% due 08/25/2032	2,419	1,064
Residential Asset Mortgage Products, Inc.
0.384% due 02/25/2037	1,246	1,068
0.394% due 10/25/2036	704	696
0.404% due 10/25/2036	728	720
0.434% due 10/25/2036	1,340	1,325
0.434% due 05/25/2037	11,167	9,377
Residential Asset Securities Corp.
0.384% due 11/25/2036	736	726
0.384% due 02/25/2037	2,522	2,323
0.394% due 10/25/2036	219	217
0.814% due 07/25/2032	1,448	554
0.894% due 06/25/2033	197	85
0.914% due 06/25/2032	130	52
Residential Funding Mortgage Securities II, Inc.
0.414% due 02/25/2036	268	264
8.350% due 12/25/2024	583	534
8.350% due 03/25/2025	125	123
Residential Mortgage Loan Trust
1.875% due 09/25/2029	196	140
SACO I, Inc.
0.574% due 06/25/2036	1,388	381
Salomon Brothers Mortgage Securities VII, Inc.
1.214% due 01/25/2032	382	208
1.289% due 10/25/2028	528	446
6.930% due 08/25/2028	623	534
Saxon Asset Securities Trust
0.374% due 10/25/2046	989	952
0.654% due 12/26/2034	1,041	519
0.814% due 03/25/2032	1,341	782
0.834% due 08/25/2032	9	8
SBI HELOC Trust
0.484% due 08/25/2036	584	525
Securitized Asset-Backed Receivables LLC Trust
0.364% due 09/25/2036	222	195
0.374% due 12/25/2036	5,361	3,006
0.444% due 05/25/2037	1,386	865
SLM Student Loan Trust
1.082% due 10/27/2014	3,113	3,098
1.092% due 01/25/2018	20	21
1.102% due 10/26/2015	77	77
1.122% due 10/25/2019	1,750	1,735
1.172% due 04/27/2020	4,972	4,808
1.182% due 07/25/2019	5,000	4,789
1.202% due 04/25/2017	325	319
1.262% due 07/25/2023	3,000	2,800
1.492% due 10/27/2014	20,545	20,486
1.542% due 01/25/2017	1,100	1,076
1.842% due 01/25/2019	2,200	2,116
2.192% due 10/25/2016	1,960	1,968
2.592% due 04/25/2023	175,109	178,817
Soundview Home Equity Loan Trust
0.374% due 11/25/2036	219	118
Specialty Underwriting & Residential Finance
0.359% due 11/25/2037	3	3
0.364% due 09/25/2037	3,839	3,718
0.994% due 01/25/2034	289	92
Structured Asset Securities Corp.
0.364% due 10/25/2036	3,344	3,056
0.604% due 01/25/2033	24	17
0.714% due 05/25/2034	1,235	994
1.364% due 01/25/2033	906	220
Trapeza CDO I LLC
2.029% due 11/16/2034	1,000	141
Truman Capital Mortgage Loan Trust
0.654% due 01/25/2034	60	59
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	2,500	1,376
UPS Capital Business Credit
0.869% due 03/15/2027	2,441	612
0.899% due 04/15/2026	168	29
Vanderbilt Mortgage Finance
7.905% due 02/07/2026	64	64
Wells Fargo Home Equity Trust
0.554% due 10/25/2035	5,161	4,938
0.554% due 11/25/2035	44	43
0.564% due 12/25/2035	3,906	3,635
WMC Mortgage Loan Pass-Through Certificates
1.219% due 10/15/2029	15	15

Total Asset-Backed Securities (Cost $1,122,633)		1,025,825

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%
American International Group, Inc.
8.500% due 08/01/2011	261,000	2,485

Total Convertible Preferred Stocks (Cost $19,575)		2,485

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.9%
COMMERCIAL PAPER 0.4%
Federal Home Loan Bank
0.097% due 07/01/2009	$39,700	39,700

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 07/01/2009	846	846

(Dated 06/30/2009. Collateralized by Fannie Mae 1.722% due 05/10/2011 valued at $864. Repurchase proceeds are $846.)
U.S. TREASURY BILLS 0.9%
0.109% due 07/02/2009 - 07/23/2009 (d)(f)	91,450	91,447

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (e) 2.6%
	25,972,740	259,961

Total Short-Term Instruments (Cost $391,954)		391,954

PURCHASED OPTIONS (j) 0.0% (Cost $29)		20
Total Investments 213.0% (Cost $22,143,093)		$21,695,527
Other Assets and Liabilities (Net) (113.0%)		(11,511,260)

Net Assets 100.0%		$10,184,267

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Interest only security.

(c) Principal only security.

(d) Coupon represents a weighted average rate.

(e) Affiliated to the Portfolio.

(f) Securities with an aggregate market value of $199,587 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(g) Securities with an aggregate market value of $17,169 and cash of $10,000 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2009.

(h) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $5,012,188 at a weighted average interest rate of 0.449%. On June 30, 2009, securities valued at $3,490,718 were pledged as collateral for reverse repurchase agreements.

(i) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Asset Backed Securities - Buy Protection (1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Asset-Backed Securities Corp. Home Equity 1-Month USD-LIBOR plus 1.550% due 03/25/2035	UBS	(1.250%)	03/25/2035	$1,751	$1,689	$0	$1,689
Avenue CLO Fund Ltd. 3-Month USD-LIBOR plus 1.650% due 07/20/2018	JPM	(1.750%)	07/20/2018	5,000	4,118	0	4,118
BFC Genesee CDO Ltd. 3-Month USD-LIBOR plus 1.650% due 01/10/2041	JPM	(1.450%)	01/10/2041	2,460	2,400	0	2,400
Commercial Industrial Finance Corp. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CITI	(2.150%)	10/20/2020	5,000	4,315	0	4,315
CS First Boston Mortgage Securities Corp. 5.300% due 07/15/2037	UBS	(1.080%)	07/15/2037	10,000	8,586	0	8,586
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 1.350% due 10/25/2035	JPM	(1.500%)	10/25/2035	3,000	2,830	0	2,830
First Franklin Mortgage Loan Asset-Backed Certificates 1-Month USD-LIBOR plus 1.950% due 06/25/2034	MLP	(1.900%)	06/25/2034	1,464	719	0	719
KLIO Funding Ltd. 3-Month USD-LIBOR plus 1.800% due 04/23/2039	JPM	(1.700%)	04/23/2039	4,000	3,494	0	3,494
Lancer Funding Ltd. 3-Month USD-LIBOR plus 3.250% due 04/06/2046	JPM	(2.900%)	04/06/2046	7,053	6,374	0	6,374
LB-UBS Commercial Mortgage Trust 5.406% due 09/15/2040	JPM	(1.170%)	09/15/2040	4,000	3,551	0	3,551
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 1.400% due 02/25/2034	BCLY	(0.490%)	02/25/2034	857	532	0	532
Merrill Lynch Mortgage Trust 5.244% due 11/12/2037	JPM	(1.150%)	11/12/2037	4,000	3,344	0	3,344
Merrill Lynch Mortgage Trust 5.348% due 06/12/2043	UBS	(1.080%)	06/12/2043	10,000	8,563	0	8,563
Morgan Stanley ABS Capital I 1-Month USD-LIBOR plus 1.700% due 12/27/2033	MSC	(0.540%)	12/27/2033	846	522	0	522
Novastar Home Equity Loan 1-Month USD-LIBOR plus 3.500% due 09/25/2034	GSC	(2.200%)	09/25/2034	3,413	3,126	0	3,126
Octagon Investment Partners X Ltd. 3-Month USD-LIBOR plus 1.400% due 10/18/2020	JPM	(1.850%)	10/18/2020	1,000	774	0	774
Race Point CLO 3-Month USD-LIBOR plus 1.650% due 04/15/2020	WAC	(1.950%)	04/15/2020	2,000	1,707	0	1,707
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 1.300% due 02/25/2035	BCLY	(1.240%)	02/25/2035	764	431	0	431
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.820% due 02/25/2035	BCLY	(0.610%)	02/25/2035	1,896	1,881	0	1,881
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%)	10/11/2021	1,500	1,191	0	1,191

					$60,147	$0	$60,147

Credit Default Swaps on Asset Backed Securities - Sell Protection (2)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ACE Securities Corp. 1-Month USD-LIBOR plus 0.700% due 07/25/2034	GSC	0.700%	07/25/2034	$4,646	$(1,828)	$(1,161)	$(667)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.610% due 01/25/2035	GSC	0.610%	01/25/2035	5,153	(4,363)	(3,504)	(859)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.640% due 09/25/2034	GSC	0.640%	09/25/2034	7,500	(2,918)	(2,550)	(368)
Argent Securities, Inc. 1-Month USD-LIBOR plus 0.490% due 10/25/2035	GSC	0.490%	10/25/2035	7,500	(3,123)	(2,850)	(273)
Asset-Backed Securities Corp. Home Equity 1-Month USD-LIBOR plus 0.630% due 09/25/2034	GSC	0.630%	09/25/2034	7,500	(4,059)	(2,325)	(1,734)
Bear Stearns Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.800% due 08/25/2034	GSC	0.800%	08/25/2034	6,500	(2,967)	(2,145)	(822)
Carrington Mortgage Loan Trust 1-Month USD-LIBOR plus 0.480% due 10/25/2035	GSC	0.480%	10/25/2035	6,500	(2,113)	(1,950)	(163)
Countrywide Asset-Backed Certificates 1-Month USD-LIBOR plus 0.650% due 06/25/2035	GSC	0.650%	06/25/2035	8,000	(4,707)	(2,400)	(2,307)
Encore Credit Receivables Trust 1-Month USD-LIBOR plus 0.460% due 07/25/2035	GSC	0.460%	07/25/2035	7,000	(4,232)	(2,450)	(1,782)
GSAMP Trust 1-Month USD-LIBOR plus 0.490% due 09/25/2035	GSC	0.490%	09/25/2035	9,000	(3,310)	(3,150)	(160)
Long Beach Mortgage Loan Trust 1-Month USD-LIBOR plus 0.700% due 10/25/2034	GSC	0.700%	10/25/2034	7,500	(2,697)	(2,400)	(297)
MASTR Asset-Backed Securities Trust 1-Month USD-LIBOR plus 0.500% due 12/25/2034	GSC	0.500%	12/25/2034	7,500	(2,837)	(2,100)	(737)
New Century Home Equity Loan Trust 1-Month USD-LIBOR plus 0.450% due 06/25/2035	GSC	0.450%	06/25/2035	7,500	(2,779)	(2,550)	(229)
Option One Mortgage Loan Trust 1-Month USD-LIBOR plus 0.520% due 02/25/2035	GSC	0.520%	02/25/2035	5,000	(2,360)	(2,250)	(110)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.650% due 10/25/2034	GSC	0.650%	10/25/2034	7,500	(3,206)	(2,250)	(956)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.700% due 10/25/2034	GSC	0.700%	10/25/2034	7,500	(3,713)	(2,625)	(1,088)
Park Place Securities, Inc. 1-Month USD-LIBOR plus 0.740% due 12/25/2034	GSC	0.740%	12/25/2034	5,000	(2,141)	(1,600)	(541)
Residential Asset Mortgage Products, Inc. 1-Month USD-LIBOR plus 0.620% due 11/25/2034	GSC	0.620%	11/25/2034	7,000	(3,581)	(1,960)	(1,621)
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 0.500% due 09/25/2036	GSC	0.500%	09/25/2036	7,500	(6,821)	(3,375)	(3,446)
Specialty Underwriting & Residential Finance 1-Month USD-LIBOR plus 0.800% due 10/25/2035	GSC	0.800%	10/25/2035	5,080	(2,178)	(2,286)	108
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.440% due 04/25/2035	GSC	0.440%	04/25/2035	5,000	(2,918)	(2,750)	(168)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.480% due 09/25/2035	GSC	0.480%	09/25/2035	13,000	(7,412)	(7,150)	(262)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.510% due 08/25/2035	GSC	0.510%	08/25/2035	9,000	(7,036)	(6,750)	(286)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.650% due 09/25/2034	GSC	0.650%	09/25/2034	7,500	(1,819)	(3,000)	1,181
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.850% due 12/25/2034	GSC	0.850%	12/25/2034	6,066	(4,967)	(2,123)	(2,844)
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 0.950% due 04/25/2034	GSC	1.425%	04/25/2034	2,195	(787)	(878)	91
Structured Asset Investment Loan Trust 1-Month USD-LIBOR plus 1.300% due 11/25/2034	GSC	1.300%	11/25/2034	2,659	(2,579)	(2,499)	(80)
Wells Fargo Home Equity Trust 1-Month USD-LIBOR plus 0.630% due 04/25/2034	GSC	0.630%	04/25/2034	2,228	(1,049)	(780)	(269)

					$(94,500)	$(73,811)	$(20,689)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA AAA 2 Index	BOA	(0.070%)	03/15/2049	$17,000	$3,148	$4,061	$(913)
CMBX.NA AAA 2 Index	JPM	(0.070%)	03/15/2049	1,000	185	236	(51)
CMBX.NA AAA 2 Index	MSC	(0.070%)	03/15/2049	52,150	9,658	11,872	(2,214)
CMBX.NA AAA 3 Index	BCLY	(0.080%)	12/13/2049	11,000	2,736	2,255	481
CMBX.NA AAA 3 Index	BOA	(0.080%)	12/13/2049	15,700	3,905	2,747	1,158
CMBX.NA AAA 3 Index	CITI	(0.080%)	12/13/2049	25,000	6,219	5,000	1,219
CMBX.NA AAA 3 Index	CSFB	(0.080%)	12/13/2049	45,500	11,317	11,318	(1)
CMBX.NA AAA 3 Index	GSC	(0.080%)	12/13/2049	30,000	7,462	5,325	2,137
CMBX.NA AAA 3 Index	JPM	(0.080%)	12/13/2049	47,000	11,691	11,699	(8)
CMBX.NA AAA 3 Index	MSC	(0.080%)	12/13/2049	32,750	8,146	5,985	2,161
CMBX.NA AAA 3 Index	RBS	(0.080%)	12/13/2049	30,000	7,462	5,400	2,062
CMBX.NA AAA 4 Index	BCLY	(0.350%)	02/17/2051	7,600	2,034	623	1,411
CMBX.NA AAA 4 Index	BOA	(0.350%)	02/17/2051	13,500	3,613	1,071	2,542
CMBX.NA AAA 4 Index	DUB	(0.350%)	02/17/2051	11,250	3,012	3,948	(936)
CMBX.NA AAA 4 Index	GSC	(0.350%)	02/17/2051	3,000	803	793	10
CMBX.NA AAA 4 Index	MSC	(0.350%)	02/17/2051	14,400	3,854	3,744	110

					$85,245	$76,077	$9,168

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(3)	Market Value(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	BCLY	0.540%	07/25/2045	$9,760	$(8,989)	$(268)	$(8,721)
ABX.HE A 06-2 Index	CSFB	0.440%	05/25/2046	20,642	(19,910)	(11,456)	(8,454)
ABX.HE A 06-2 Index	UBS	0.440%	05/25/2046	1,651	(1,584)	(851)	(733)
ABX.HE AA 07-1 Index	CITI	0.150%	08/25/2037	5,000	(4,849)	(2,606)	(2,243)
ABX.HE AAA 07-1 Index	CITI	0.090%	08/25/2037	100,000	(74,178)	(75,875)	1,697
ABX.HE BBB 06-2 Index	CITI	1.330%	05/25/2046	14,467	(14,032)	(3,974)	(10,058)
ABX.HE BBB 06-2 Index	JPM	1.330%	05/25/2046	467	(444)	(9)	(435)
ABX.HE BBB 06-2 Index	MLP	1.330%	05/25/2046	1,283	(1,225)	(355)	(870)
ABX.HE BBB 06-2 Index	MSC	1.330%	05/25/2046	2,334	(2,224)	(630)	(1,594)
ABX.HE BBB 06-2 Index	UBS	1.330%	05/25/2046	22,284	(21,614)	(6,067)	(15,547)
ABX.HE BBB 07-1 Index	MLP	2.240%	08/25/2037	2,796	(2,620)	(622)	(1,998)
CMBX.NA BBB- 1 Index	DUB	1.340%	10/12/2052	8,000	(6,772)	80	(6,852)

					$(158,441)	$(102,633)	$(55,808)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Receive	30-Day USD-CMM Rate	4.000%	09/29/2009	GSC	$130,000	$7,019	$(233)	$7,252
Receive	30-Day USD-CMM Rate	4.000%	09/29/2009	MLP	40,000	2,160	(243)	2,403

						$9,179	$(476)	$9,655

(j) Purchased options outstanding on June 30, 2009:

Options on Securities

Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 5.500% due 08/01/2039	$96.000	08/06/2009	$250,000	$29	$20

(k) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	07/01/2039	$219,000	$210,719	$212,820
Fannie Mae	4.000%	08/01/2039	252,000	243,666	243,338
Fannie Mae	4.500%	06/01/2039	1,125,000	1,146,499	1,091,953
Fannie Mae	4.500%	07/01/2039	503,000	489,926	501,743
Fannie Mae	4.500%	08/01/2039	248,000	247,396	246,450
Fannie Mae	4.500%	08/01/2024	31,000	31,532	31,532
Fannie Mae	5.000%	07/01/2024	193,500	197,688	200,242
Fannie Mae	5.000%	07/01/2039	2,023,000	2,033,601	2,058,718
Fannie Mae	5.000%	08/01/2039	176,000	177,668	178,393
Fannie Mae	5.500%	08/01/2024	142,000	146,328	146,484
Fannie Mae	6.000%	07/01/2039	852,000	886,433	890,473
Freddie Mac	4.000%	07/01/2039	183,100	177,287	177,094
Ginnie Mae	4.000%	07/01/2039	108,000	102,414	104,422
Ginnie Mae	4.500%	07/01/2039	71,000	70,422	70,845
Ginnie Mae	4.500%	08/01/2039	69,000	68,666	68,590
Ginnie Mae	5.500%	07/01/2039	25,000	25,570	25,801
Ginnie Mae	6.000%	07/01/2039	656,000	676,664	683,572

				$6,932,479	$6,932,470

(l) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
U.S. Government Agencies	$0	$18,374,134	$10,926	$18,385,060
Mortgage-Backed Securities	0	1,831,148	13,401	1,844,549
Asset-Backed Securities	0	1,023,538	2,287	1,025,825
Other Investments++	262,446	174,979	2,668	440,093

Investments, at value	$262,446	$21,403,799	$29,282	$21,695,527

Short Sales, at value	$0	$(6,932,470)	$0	$(6,932,470)

Financial Derivative Instruments+++	$0	$(45,945)	$48,418	$2,473

Total	$262,446	$14,425,384	$77,700	$14,765,530

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2009
U.S. Government Agencies	$11,988	$(110)	$(2)	$4	$(7)	$(947)	$10,926
Mortgage-Backed Securities	2,624	9,582	16	118	566	495	13,401
Asset-Backed Securities	3,313	(44)	52	1	(197)	(838)	2,287
Other Investments++	2,482	0	2	0	184	0	2,668

Investments, at value	$20,407	$9,428	$68	$123	$546	$(1,290)	$29,282

Financial Derivative Instruments+++	$50,902	$0	$0	$0	$(3,420)	$936	$48,418

Total	$71,309	$9,428	$68	$123	$(2,874)	$(354)	$77,700

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Municipal Sector Portfolio

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 0.2%
American International Group, Inc.
8.175% due 05/15/2058	$200	$57
Citigroup, Inc.
8.400% due 04/29/2049 (a)	1,100	827
JPMorgan Chase & Co.
7.900% due 04/29/2049	1,100	965

Total Corporate Bonds & Notes (Cost $2,287)		1,849

MUNICIPAL BONDS & NOTES 106.4%
ALASKA 0.2%
Alaska State Boro of Matanuska-Susitna Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	1,970	2,112

ARIZONA 1.2%
Apache County, Arizona Industrial Development Authority Revenue Bonds, Series 1998
5.875% due 03/01/2033	1,000	866
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2009
5.000% due 01/01/2039 (d)	10,000	9,939
Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, Series 2008
5.000% due 07/01/2038	600	602

		11,407

ARKANSAS 0.1%
North Little Rock, Arkansas Health Facilities Board Revenue Bonds, Series 1996
5.750% due 12/01/2021	1,000	1,026

CALIFORNIA 21.9%
Alhambra, California Unified School District General Obligation Bonds, (AGC Insured), Series 2009
5.500% due 08/01/2033	5,000	4,960
Anaheim, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1997
0.000% due 09/01/2022	2,000	926
0.000% due 09/01/2035	5,000	835
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	2,500	2,504
California State Bay Area Toll Authority Revenue Bonds, Series 2008
5.000% due 04/01/2034	5,000	4,735
California State Desert Community College District General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 08/01/2037	2,000	1,888
California State Educational Facilities Authority Revenue Bonds, Series 2007
4.750% due 10/01/2037	500	461
California State Educational Facilities Authority Revenue Bonds, Series 2009
5.000% due 01/01/2039	10,450	9,970
5.000% due 10/01/2039 (d)	10,000	9,907
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	250	200
California State General Obligation Bonds, (MBIA-IBC Insured), Series 2007
5.000% due 06/01/2037	2,030	1,706
California State General Obligation Bonds, Series 2005
5.050% due 12/01/2036	4,970	4,198
California State General Obligation Bonds, Series 2007
4.875% due 12/01/2033	250	204
5.000% due 06/01/2037	5,000	4,203
5.000% due 11/01/2037	5,000	4,200
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	7,100	7,110
California State Health Facilities Financing Authority Revenue Bonds, (MBIA-IBC Insured), Series 2007
5.000% due 11/15/2042	13,000	11,143
California State Hollister Joint Powers Financing Authority Revenue Bonds, (FSA Insured), Series 2006
4.500% due 06/01/2037	1,870	1,524
California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.240% due 11/01/2026	3,000	3,000
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	2,300	2,154
California Statewide Communities Development Authority Revenue Notes, (FHA Insured), Series 2009
5.500% due 02/01/2015	2,740	2,982
Chabot-Las Positas, California General Obligation Bonds, (AMBAC Insured), Series 2006
5.000% due 08/01/2030	250	248
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.625% due 06/01/2038	350	393
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	4,600	2,490
5.750% due 06/01/2047	3,190	1,916
Grossmont, California Union High School District General Obligation Bonds, (FSA Insured), Series 2009
5.250% due 08/01/2033	6,950	7,020
Huntington Beach, California Union High School District General Obligation Bonds, (FSA-CR/MBIA Insured), Series 2005
0.000% due 08/01/2030	5,000	1,337
Imperial, California Community College District General Obligation Bonds, (XLCA Insured), Series 2006
0.000% due 08/01/2030	1,000	223
Long Beach, California Bond Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	858
Los Angeles, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	2,600	2,535
Los Angeles, California Community College District General Obligation Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 08/01/2027	1,200	1,206
5.000% due 08/01/2032	7,200	6,850
Los Angeles, California Community College District General Obligation Bonds, Series 2008
5.000% due 08/01/2033 (d)	17,000	16,266
Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
5.000% due 07/01/2026	2,350	2,414
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2021	5,000	5,076
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
4.500% due 07/01/2025	4,700	4,360
4.500% due 01/01/2028	5,300	4,748
Los Angeles, California Wastewater System Revenue Bonds, Series 2009
5.375% due 06/01/2039	4,000	3,979
Lucia Mar, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,242
Norco, California Redevelopment Agency Tax Allocation Bonds, (Radian Insured), Series 2004
5.000% due 03/01/2032	1,000	678
Palomar, California Pomerado Health General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2019	6,435	3,830
Poway, California Unified School District General Obligation Bonds, Series 2009
0.000% due 08/01/2021	2,500	1,254
0.000% due 08/01/2027	2,500	800
Salinas, California Union High School District General Obligation Bonds, (MBIA-FGIC Insured), Series 2003
0.000% due 10/01/2027	1,000	324
San Bernardino, California Community College District General Obligation Bonds, (FSA Insured), Series 2006
5.000% due 08/01/2031	3,000	2,887
San Bernardino, California Community College District General Obligation Bonds, Series 2008
5.500% due 08/01/2019	300	336
San Diego, California Unified School District General Obligation Bonds, (FSA Insured), Series 2005
4.750% due 07/01/2027	4,000	3,962
San Francisco, California City & County Public Utilities Commission Revenue Bonds, (FSA Insured), Series 2006
4.750% due 11/01/2036	6,000	5,329
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	250	261
Santa Margarita-Dana, California Point Authority Revenue Bonds, Series 2009
5.125% due 08/01/2038	5,000	5,009
Santa Monica-Malibu, California Unified School District General Obligation Bonds, (MBIA-FGIC Insured), Series 1999
0.000% due 08/01/2022	5,000	2,673
Southern California State Metropolitan Water District Revenue Bonds, (MBIA-FGIC Insured), Series 2003
5.000% due 10/01/2036	500	498
Southern California State Metropolitan Water District Revenue Bonds, Series 2009
5.000% due 01/01/2034	6,985	6,936
5.000% due 01/01/2039 (d)	15,350	15,094
Southern California State Tobacco Securitization Agency Revenue Bonds, Series 2006
5.125% due 06/01/2046	9,500	5,210
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	100	61
Torrance, California Unified School District General Obligation Bonds, Series 2009
5.375% due 08/01/2021	1,500	1,620
University of California Regents Medical Center Revenue Bonds, (MBIA Insured), Series 2007
4.750% due 05/15/2031	1,000	953
University of California Revenue Bonds, Series 2008
5.000% due 05/15/2038	4,000	3,823
University of California Revenue Bonds, Series 2009
5.250% due 05/15/2039	4,000	4,058

		207,567

COLORADO 3.5%
Arapahoe County, Colorado School District No. 5 Cherry Creek General Obligation Bonds, Series 2009
5.000% due 12/15/2028	10,210	10,711
Boulder, Larimer & Weld Counties, Colorado Vrain Valley School District General Obligation Bonds, Series 2009
5.000% due 12/15/2033	3,100	3,114
Colorado State Certificates of Participation Bonds, (MBIA Insured), Series 2005
5.000% due 11/01/2030	7,750	7,804
Colorado State Regional Transportation District Revenue Bonds, (AMBAC Insured), Series 2006
4.500% due 11/01/2032	7,585	7,095
Colorado State School of Mines Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 12/01/2037	340	309
Colorado State Water Resources & Power Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.250% due 12/01/2038	500	506
Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.200% due 12/01/2029	100	100
Gunnison, Colorado Watershed School District No. Re1J General Obligation Bonds, Series 2009
5.250% due 12/01/2033	1,500	1,548
University of Colorado Revenue Bonds, Series 2009
5.375% due 06/01/2038	1,500	1,554

		32,741

DISTRICT OF COLUMBIA 1.8%
District of Columbia Metropolitan Airports Authority Revenue Bonds, Series 2009
5.000% due 10/01/2029	2,500	2,469
District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	10,000	10,216
District of Columbia Water & Sewer Authority Revenue Bonds, Series 2009
5.500% due 10/01/2039 (d)	2,500	2,580
5.500% due 10/01/2039	2,000	2,064

		17,329

FLORIDA 2.0%
Florida State Board of Education General Obligation Bonds, (MBIA Insured), Series 2007
4.750% due 06/01/2037	100	94
Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2037	1,100	1,052
5.000% due 06/01/2035	1,655	1,650
Florida State Board of Education General Obligation Bonds, Series 2009
5.000% due 06/01/2034	5,000	5,000
Florida State JEA Water & Sewer System Revenue Bonds, Series 2009
5.500% due 10/01/2039	5,000	5,033
Florida State Keys Aqueduct Authority Revenue Bonds, (MBIA-FGIC Insured), Series 2007
5.000% due 09/01/2037	2,850	2,614
Sarasota County, Florida Public Hospital Board Revenue Bonds, (MBIA Insured), Series 1997
6.870% due 10/01/2021	4,000	3,409

		18,852

HAWAII 0.2%
University of Hawaii Revenue Bonds, Series 2009
5.250% due 10/01/2034	2,000	2,024

ILLINOIS 7.5%
Boone, McHenry & Dekalb Counties, Illinois Community Unit School Dist No. 100 General Obligation Bonds, (MBIA Insured), Series 2005
0.000% due 12/01/2019	5,195	3,162
0.000% due 12/01/2020	6,550	3,726
Chicago, Illinois Board of Education General Obligation Bonds, (MBIA-FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	654
Chicago, Illinois General Obligation Bonds, (AMBAC Insured), Series 2007
5.000% due 01/01/2039	500	480
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2023 (c)	1,555	1,545
Chicago, Illinois General Obligation Bonds, Series 2009
5.000% due 01/01/2034	19,210	18,578
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
8.514% due 01/01/2014	300	242
Chicago, Illinois O’Hare International Airport Revenue Bonds, (MBIA-FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	5,079
Chicago, Illinois Revenue Bonds, (FHA/GNMA Insured), Series 2007
4.625% due 09/20/2037	1,725	1,439
Cook, Kane, Lake & McHenry Counties, Illinois Community College District No. 512 General Obligation Bonds, Series 2009
4.750% due 12/01/2028	10,000	10,015
Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	765	769
Illinois State Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037 (d)	10,000	10,366
5.750% due 07/01/2033	300	322
Illinois State General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 11/01/2028	1,000	1,000
Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	8,905	9,222
Peoria, Illinois Public Building Commission Revenue Bonds, (AGC Insured), Series 2009
0.000% due 12/01/2019	4,000	2,319
0.000% due 12/01/2020	3,000	1,616

		70,534

IOWA 0.1%
Coralville, Iowa Certificates of Participation Bonds, Series 2006
5.250% due 06/01/2026	1,000	974

KANSAS 0.4%
Wichita, Kansas Water & Sewer Utility Revenue Bonds, Series 2009
5.000% due 10/01/2039	3,500	3,446

KENTUCKY 0.3%
Paducah, Kentucky Revenue Bonds, (AGC Insured), Series 2009
5.250% due 10/01/2035	3,000	3,052

LOUISIANA 2.0%
Louisiana State Public Facilities Authority Revenue Bonds, Series 2002
5.500% due 05/15/2032	5,000	5,456
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	17,160	13,504

		18,960

MAINE 0.5%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
5.000% due 07/01/2039	5,000	5,000

MARYLAND 0.5%
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 07/01/2027	1,000	786
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
6.000% due 01/01/2043	1,600	1,389
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	2,000	2,188

		4,363

MASSACHUSETTS 8.0%
Massachusetts State General Obligation Bonds, (FSA Insured), Series 2006
0.153% due 11/01/2019	2,000	1,694
Massachusetts State General Obligation Bonds, Series 2008
5.000% due 09/01/2032	17,770	18,003
Massachusetts State Housing Finance Agency Revenue Bonds, Series 2003
5.000% due 06/01/2034 (d)	5,000	4,767
Massachusetts State Revenue Bonds, (FSA Insured), Series 2005
0.000% due 06/01/2020	12,320	11,128
0.000% due 06/01/2022	10,775	9,548
Massachusetts State Water Pollution Abatement Revenue Bonds, Series 2006
0.000% due 08/01/2023	31,205	25,325
Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2034	250	251
Massachusetts State Water Resources Authority Revenue Bonds, Series 2009
5.000% due 08/01/2039	5,000	4,977

		75,693

MICHIGAN 1.4%
Detroit, Michigan Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2034	5,125	4,519
Michigan State Higher Education Student Loan Authority Revenue Bonds, (AMBAC Insured), Series 2005
4.875% due 03/01/2030	8,500	6,693
Michigan State Hospital Finance Authority Revenue Bonds, Series 2008
5.750% due 05/15/2038	2,000	1,839

		13,051

MISSOURI 1.2%
Lees Summit, Missouri Industrial Development Authority Revenue Notes, Series 2007
5.000% due 08/15/2010	520	520
Missouri State Heath & Educational Facilities Authority Revenue Bonds, Series 2008
5.375% due 03/15/2039	5,180	5,408
Missouri State Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2007
4.750% due 09/01/2032	455	381
Springfield, Missouri Revenue Bonds, (MBIA-FGIC Insured), Series 2006
4.750% due 08/01/2034	4,750	4,634
St. Louis, Missouri Industrial Development Authority Revenue Bonds, Series 2007
4.875% due 03/01/2032	1,000	755

		11,698

NEBRASKA 1.1%
Nebraska State Municipal Energy Agency Revenue Bonds, (BHAC Insured), Series 2009
5.375% due 04/01/2039	10,000	10,411

NEVADA 3.4%
Clark County, Nevada General Obligation Bonds, (FSA Insured), Series 2006
4.750% due 06/01/2030	5,000	4,479
Clark County, Nevada General Obligation Bonds, (MBIA-FGIC Insured), Series 2006
4.750% due 11/01/2035	25,000	21,148
Clark County, Nevada General Obligation Bonds, Series 2008
5.000% due 06/01/2027	6,995	6,929

		32,556

NEW JERSEY 1.4%
New Jersey State Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 12/15/2034	5,500	5,696
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
6.000% due 11/01/2028	2,480	1,612
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	100	66
5.000% due 06/01/2041	6,700	3,630
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
5.250% due 01/01/2040	2,500	2,502

		13,506

NEW MEXICO 0.6%
New Mexico State Finance Authority Revenue Bonds, Series 2006
5.000% due 12/15/2026	5,000	5,224

NEW YORK 16.0%
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	5,000	4,539
Liberty, New York Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	1,000	941
Long Island, New York Power Authority Revenue Bonds, Series 2009
5.750% due 04/01/2039	2,200	2,278
Long Island, New York Power Authority Revenue Notes, (MBIA Insured), Series 2006
0.856% due 09/01/2015	26,000	21,478
New York City, New York General Obligation Bonds, (FSA Insured), Series 2005
1.957% due 08/01/2016	2,200	2,006
New York City, New York General Obligation Bonds, (MBIA Insured), Series 1999
5.125% due 05/15/2029	20	20
New York City, New York General Obligation Bonds, Series 1993
0.200% due 08/01/2018	600	600
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	2,000	1,740
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FSA-CR Insured), Series 2005
9.310% due 06/15/2034	850	854
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
4.750% due 06/15/2035 (d)	4,000	3,778
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.000% due 06/15/2039	2,500	2,447
5.000% due 06/15/2040	2,000	1,957
5.250% due 06/15/2040	10,000	10,123
New York City, New York Municipal Water Financial Authority Revenue Bonds, Series 2004
5.000% due 06/15/2039	500	493
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2009
5.250% due 01/15/2030	10,000	10,104
5.375% due 01/15/2034	1,905	1,920
New York City, New York Trust for Cultural Resources Revenue Bonds, (MBIA-FGIC Insured), Series 2004
5.000% due 02/01/2034	1,000	1,004
New York State Dormitory Authority Revenue Bonds, Series 2003
0.250% due 02/15/2031	5,000	5,000
New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 07/01/2035	6,985	7,092
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2029	15,000	15,239
5.000% due 07/01/2038	4,500	4,412
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	2,000	1,961
New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 06/15/2025	9,550	9,889
New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034	1,660	1,655
New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
19.260% due 06/15/2026	2,340	3,034
New York State Port Authority of New York & New Jersey Revenue Bonds, (MBIA Insured), Series 2004
5.125% due 05/01/2034	2,500	2,329
New York State Port Authority of New York & New Jersey Revenue Bonds, (MBIA-FGIC Insured), Series 2001
5.000% due 08/01/2036	9,810	8,790
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.000% due 07/15/2038	2,500	2,492
5.250% due 09/15/2023	1,000	1,004
5.750% due 11/01/2030	2,300	2,322
New York State Thruway Authority Revenue Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2029	5,000	4,833
New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2038	10,280	10,170
New York State Urban Development Corp. Revenue Bonds, Series 2009
5.250% due 03/15/2038	5,000	5,064

		151,568

OHIO 1.0%
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	200	129
5.875% due 06/01/2030	500	350
5.875% due 06/01/2047	9,800	5,544
6.000% due 06/01/2042	5,600	3,331

		9,354

OREGON 2.3%
Clackamas County, Oregon School District No. 12 General Obligation Bonds, (FSA Insured), Series 2007
0.000% due 06/15/2019 (c)	1,000	967
0.000% due 06/15/2020 (c)	4,140	3,994
0.000% due 06/15/2021 (c)	3,665	3,523
Oregon State Department of Administrative Services Revenue Bonds, Series 2009
5.000% due 04/01/2028	8,750	9,084
Oregon State Department of Transportation Revenue Bonds, Series 2009
5.000% due 11/15/2029	4,000	4,141

		21,709

PENNSYLVANIA 0.9%
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2009
5.500% due 11/01/2031 (b)	2,000	1,975
Bucks County, Pennsylvania Centennial School District General Obligation Bonds, (FSA Insured), Series 2009
5.125% due 12/15/2032	3,250	3,256
Pennsylvania State Turnpike Commission Revenue Bonds, (AGC Insured), Series 2009
5.000% due 06/01/2039	3,000	3,011

		8,242

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	1,600	83

RHODE ISLAND 0.2%
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	2,925	2,151

SOUTH CAROLINA 1.7%
South Carolina State Public Service Authority Revenue Bonds, Series 2008
5.500% due 01/01/2038	8,530	8,888
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2030	6,000	7,027

		15,915

TENNESSEE 2.1%
Nashville & Davidson Counties, Tennessee Health & Educational Facilities Revenue Bonds, Series 2009
5.000% due 10/01/2039	7,000	7,027
Tennessee State Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2021	2,000	1,715
5.000% due 02/01/2023	5,210	4,335
5.000% due 02/01/2024	3,500	2,877
5.000% due 02/01/2025	3,000	2,436
5.000% due 02/01/2027	2,000	1,586

		19,976

TEXAS 19.2%
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 05/15/2035	10,000	9,913
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (XLCA Insured), Series 2007
5.000% due 11/15/2032	4,500	4,509
Carrollton-Farmers Branch, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
4.750% due 02/15/2032	5,000	4,932
Comal, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
5.000% due 02/01/2036	2,200	2,218
Conroe, Texas Independent School District General Obligation Bonds, Series 2009
5.750% due 02/15/2035	5,000	5,203
Dallas, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2006
4.750% due 08/15/2032	2,000	1,972
Denton, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2025	5,800	2,601
El Paso, Texas General Obligation Bonds, Series 2009
5.000% due 08/15/2025	1,530	1,572
5.500% due 08/15/2034	2,000	2,042
Ennis, Texas Independent School District 903 General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2033	9,155	2,301
Frisco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2034	20,000	5,035
Harris County, Texas Revenue Bonds, Series 2009
5.000% due 08/15/2038	10,000	9,760
Houston, Texas Higher Education Finance Corp. Revenue Bonds, Series 2007
4.750% due 05/15/2037	410	402
Houston, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
4.750% due 02/15/2026	835	835
Houston, Texas Revenue Bonds, (AGC Insured), Series 2009
5.125% due 11/15/2032	5,595	5,618
5.250% due 11/15/2033	5,000	5,050
Houston, Texas Utility System Revenue Bonds, (FSA Insured), Series 2007
5.000% due 11/15/2036	200	195
Lancaster, Texas Independent School District General Obligation Bonds, (FSA Insured), Series 2006
0.000% due 02/15/2024	2,250	1,075
McLennan County, Texas Junior College District General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 08/15/2032	810	812
North Central Texas State Health Facility Development Corp. Revenue Bonds, Series 2009
5.750% due 08/15/2039	2,500	2,461
North Texas State Tollway Authority Revenue Bonds, Series 2008
5.750% due 01/01/2033	1,250	1,217
Round Rock, Texas Independent School District General Obligation Bonds, Series 2009
5.250% due 08/01/2034 (d)	10,000	10,151
San Antonio, Texas Revenue Bonds, (MBIA-FGIC Insured), Series 2007
4.500% due 05/15/2032	700	635
San Antonio, Texas Utilities Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 02/01/2030	7,070	7,155
San Antonio, Texas Water Revenue Bonds, (MBIA Insured), Series 2005
4.750% due 05/15/2038 (d)	25,000	24,347
San Antonio, Texas Water System Revenue Bonds, Series 2009
5.250% due 05/15/2034 (d)	13,790	14,117
Spring, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2009
5.000% due 08/15/2034	9,500	9,631
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2007
5.000% due 02/15/2026	4,500	4,400
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.200% due 11/15/2033	1,900	1,900
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	8,000	8,597
Texas State General Obligation Bonds, Series 2007
5.000% due 04/01/2037	2,200	2,197
Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
9.798% due 02/15/2031	300	338
Texas State Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,525	1,431
Texas State SA Energy Acquisition Public Facility Corp. Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	1,738
Texas State Tarrant Regional Water District Revenue Bonds, (MBIA-FGIC Insured), Series 2006
4.750% due 03/01/2029	5,000	4,844
Texas State Transportation Commission Revenue Bonds, Series 2006
4.750% due 04/01/2024	10,945	11,340
Tyler, Texas Independent School District General Obligation Bonds, Series 2009
5.000% due 02/15/2034	3,000	2,958
University of Texas Revenue Bonds, Series 2006
4.750% due 08/15/2028	6,020	6,112

		181,614

VIRGINIA 0.2%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 05/15/2035	1,000	1,015
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.500% due 06/01/2026	700	776

		1,791

WASHINGTON 2.9%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	320	313
King County, Washington General Obligation Bonds, Series 2009
5.125% due 01/01/2036	5,550	5,635
Washington State Central Puget Sound Regional Transportation Authority Revenue Bonds, Series 2007
5.000% due 11/01/2036	680	683
Washington State Certificates of Participation Bonds, Series 2009
5.400% due 01/01/2028	2,295	2,310
5.500% due 01/01/2029	2,280	2,305
Washington State General Obligation Bonds, (AMBAC Insured), Series 2004
0.000% due 12/01/2026	10,480	4,282
Washington State General Obligation Bonds, Series 2008
5.000% due 01/01/2027	8,945	9,245
Washington State Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	2,500	2,637

		27,410

WEST VIRGINIA 0.2%
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,980	2,002

WISCONSIN 0.4%
Wisconsin State Clean Water Revenue Bonds, Series 2009
5.750% due 05/01/2033	3,750	3,860
Wisconsin State General Obligation Bonds, (MBIA Insured), Series 2006
5.000% due 05/01/2037	200	187

		4,047

Total Municipal Bonds & Notes (Cost $1,000,704)		1,007,388

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co.
0.010% due 07/01/2009	5,333	5,333

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/27/2009 valued at $5,444. Repurchase proceeds are $5,333.)
U.S. TREASURY BILLS 0.0%
0.127% due 07/02/2009 (e)	530	530

Total Short-Term Instruments (Cost $5,863)		5,863

Total Investments 107.2% (Cost $1,008,854)		$1,015,100
Other Assets and Liabilities (Net) (7.2%)		(67,853)

Net Assets 100.0%		$947,247

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) When-Issued security.

(c) Security becomes interest bearing at a future date.

(d) Securities represent fixed-rate municipal bonds transferred to a trust in a financing transaction in which the Portfolio acquired Residual Interest Municipal Bonds.

(e) Securities with an aggregate market value of $530 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(f) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Credit Indices - Sell Protection(1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(2)	Market Value(3)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
MCDX 5-Year Index	GSC	0.350%	06/20/2013	$10,300	$(584)	$(258)	$(326)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities compromising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g) Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
California	$0	$207,567	$0	$207,567
Illinois	0	70,534	0	70,534
Massachusetts	0	75,693	0	75,693
New York	0	151,568	0	151,568
Texas	0	181,614	0	181,614
Other Investments++	0	328,124	0	328,124

Investments, at value	$0	$1,015,100	$0	$1,015,100

Financial Derivative Instruments+++	$0	$(326)	$0	$(326)

Total	$0	$1,014,774	$0	$1,014,774

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0

Financial Derivative Instruments+++	$(7,571)	$0	$0	$0	$7,245	$326	$0

Total	$(7,571)	$0	$0	$0	$7,245	$326	$0

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Real Return Portfolio

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 16.8%
BANKING & FINANCE 12.2%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		$2,100	$2,174
American Express Bank FSB
5.500% due 04/16/2013		700	688
6.000% due 09/13/2017		1,700	1,553
American Express Centurion Bank
6.000% due 09/13/2017		2,200	2,010
American Express Co.
7.000% due 03/19/2018		1,200	1,167
American International Group, Inc.
5.450% due 05/18/2017		1,300	685
8.175% due 05/15/2058		1,100	314
ANZ National International Ltd.
6.200% due 07/19/2013		1,500	1,547
Bank of America Corp.
5.650% due 05/01/2018		4,900	4,337
Bank of America N.A.
1.538% due 05/12/2010		600	595
Barclays Bank PLC
5.450% due 09/12/2012		3,000	3,131
7.434% due 09/29/2049		600	403
10.179% due 06/12/2021		1,360	1,454
Bear Stearns Cos. LLC
1.093% due 08/15/2011		10,000	9,745
Citigroup Capital XXI
8.300% due 12/21/2077		1,100	859
Citigroup Funding, Inc.
2.036% due 05/07/2010		6,300	6,171
Citigroup, Inc.
0.944% due 05/18/2011		1,200	1,135
8.400% due 04/29/2049 (a)		4,400	3,306
Commonwealth Bank of Australia
1.108% due 06/25/2014		3,800	3,787
Countrywide Financial Corp.
5.800% due 06/07/2012		5,200	5,237
Dexia Credit Local
1.262% due 09/23/2011		1,300	1,297
GATX Financial Corp.
5.800% due 03/01/2016		1,000	842
General Electric Capital Corp.
0.839% due 03/12/2012		8,400	8,464
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		1,000	975
LeasePlan Corp. NV
3.000% due 05/07/2012		2,100	2,110
Lehman Brothers Holdings, Inc.
2.950% due 05/25/2010 (a)		6,828	1,041
Merna Reinsurance Ltd.
1.248% due 07/07/2010		4,000	3,722
Metropolitan Life Global Funding I
1.358% due 06/25/2010		3,500	3,489
2.550% due 06/10/2011		4,200	4,195
5.125% due 04/10/2013		600	611
Morgan Stanley
3.006% due 05/14/2010		6,200	6,184
National Australia Bank Ltd.
5.350% due 06/12/2013		1,300	1,341
New York Life Global Funding
4.650% due 05/09/2013		1,500	1,523
Pacific Life Global Funding
5.150% due 04/15/2013		500	499
Prudential Financial, Inc.
1.570% due 06/10/2013		1,400	1,158
Swedbank AB
2.800% due 02/10/2012		9,000	9,115
Vita Capital Ltd.
2.108% due 01/01/2010		300	293
Vita Capital III Ltd.
2.328% due 01/01/2012		600	520
Wachovia Bank N.A.
0.726% due 12/02/2010		2,100	2,072

			99,749

INDUSTRIALS 4.5%
Avon Products, Inc.
6.500% due 03/01/2019		2,000	2,196
CIGNA Corp.
6.350% due 03/15/2018		2,000	1,773
International Business Machines Corp.
1.652% due 07/28/2011		7,200	7,248
Oracle Corp.
5.750% due 04/15/2018		1,300	1,374
Philip Morris International, Inc.
5.650% due 05/16/2018		3,500	3,675
Roche Holdings, Inc.
2.661% due 02/25/2011		3,000	3,035
Rockies Express Pipeline LLC
4.500% due 08/20/2009		5,000	5,001
RR Donnelley & Sons Co.
11.250% due 02/01/2019 (g)		5,500	5,831
Valero Energy Corp.
9.375% due 03/15/2019		6,000	6,845

			36,978

UTILITIES 0.1%
Exelon Corp.
4.900% due 06/15/2015		1,000	932

Total Corporate Bonds & Notes (Cost $136,925)			137,659

MUNICIPAL BONDS & NOTES 0.6%
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023		180	165
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		390	354
University of California Revenue Bonds, (FSA-CR/FGIC Insured), Series 2007
5.000% due 05/15/2037		2,700	2,587
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026		990	965
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047		960	645

Total Municipal Bonds & Notes (Cost $5,168)			4,716

U.S. GOVERNMENT AGENCIES 22.1%
Fannie Mae
2.638% due 09/01/2044 - 10/01/2044		182	179
3.857% due 09/01/2018		44	43
4.227% due 04/01/2035		305	316
4.644% due 01/01/2035		303	312
5.000% due 01/01/2036 - 02/01/2038		9,224	9,420
5.500% due 09/01/2023 - 07/01/2039		39,267	40,557
6.000% due 04/01/2036 - 07/01/2039		37,953	39,710
Freddie Mac
0.354% due 12/25/2036		2,582	2,457
0.594% due 09/25/2031		64	59
0.669% due 12/15/2030		177	175
0.937% due 08/05/2011 (e)		120	120
4.500% due 05/15/2017		173	179
5.000% due 02/15/2020		3,437	3,583
5.500% due 05/15/2016 - 07/01/2039		11,785	12,127
6.000% due 10/01/2037 - 02/01/2039		4,607	4,820
Ginnie Mae
6.000% due 04/15/2031 - 07/01/2039		61,139	63,711
6.500% due 05/15/2026 - 06/15/2028		68	73
Small Business Administration
5.490% due 03/01/2028		2,723	2,862

Total U.S. Government Agencies (Cost $178,219)			180,703

U.S. TREASURY OBLIGATIONS 93.4%
Treasury Inflation Protected Securities (c)
1.375% due 07/15/2018		1,681	1,630
1.625% due 01/15/2015		25,918	25,788
1.625% due 01/15/2018		12,620	12,486
1.875% due 07/15/2013 (g)		84,748	86,893
1.875% due 07/15/2015		41,403	41,843
2.000% due 04/15/2012		13,870	14,273
2.000% due 01/15/2014		1,962	2,006
2.000% due 07/15/2014		905	926
2.000% due 01/15/2016		34,517	35,024
2.000% due 01/15/2026 (e)		83,558	81,757
2.125% due 01/15/2019		10,740	11,082
2.375% due 04/15/2011		1,719	1,770
2.375% due 01/15/2017		60,114	62,687
2.375% due 01/15/2025		72,112	74,050
2.375% due 01/15/2027		15,405	15,935
2.500% due 07/15/2016		66,769	70,045
2.500% due 01/15/2029		298	316
2.625% due 07/15/2017		16,872	17,964
3.000% due 07/15/2012 (g)		70,686	74,905
3.375% due 01/15/2012		12,248	13,029
3.500% due 01/15/2011		14,824	15,482
3.625% due 04/15/2028 (g)		49,410	60,095
3.875% due 04/15/2029		33,593	42,516
U.S. Treasury Notes
0.875% due 04/30/2011 (h)		945	943

Total U.S. Treasury Obligations (Cost $743,434)			763,445

MORTGAGE-BACKED SECURITIES 1.9%
Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051		530	373
Bear Stearns Adjustable Rate Mortgage Trust
2.264% due 03/25/2035		495	425
2.500% due 08/25/2035		413	362
2.900% due 03/25/2035		1,342	1,161
3.859% due 11/25/2030		231	211
4.550% due 08/25/2035		739	653
Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049		183	145
Citigroup Mortgage Loan Trust, Inc.
2.850% due 12/25/2035		90	74
4.098% due 08/25/2035		72	52
4.248% due 08/25/2035		612	487
4.748% due 08/25/2035		518	412
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		500	400
Countrywide Home Loan Mortgage Pass-Through Trust
0.654% due 06/25/2035		756	550
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039		400	281
Greenpoint Mortgage Funding Trust
0.394% due 10/25/2046		3,355	2,764
GSR Mortgage Loan Trust
4.469% due 09/25/2035		1,110	935
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		210	153
5.866% due 09/15/2045		500	384
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		400	277
MLCC Mortgage Investors, Inc.
4.561% due 12/25/2034		3,497	3,100
Morgan Stanley Capital I
6.076% due 06/11/2049		870	658
Wachovia Bank Commercial Mortgage Trust
5.418% due 01/15/2045		720	577
WaMu Mortgage Pass-Through Certificates
0.574% due 11/25/2045		287	139
0.604% due 10/25/2045		1,693	888

Total Mortgage-Backed Securities (Cost $18,165)			15,461

ASSET-BACKED SECURITIES 0.1%
Bear Stearns Asset-Backed Securities Trust
0.764% due 03/25/2043		69	63
Structured Asset Securities Corp.
4.900% due 04/25/2035		719	426

Total Asset-Backed Securities (Cost $783)			489

SOVEREIGN ISSUES 0.2%
Export-Import Bank of Korea
1.386% due 10/04/2011		1,300	1,303

Total Sovereign Issues (Cost $1,299)			1,303

FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	100	81
6.500% due 09/15/2067	GBP	4,500	4,627
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	400	194

Total Foreign Currency-Denominated Issues (Cost $9,683)			4,902

	SHARES
CONVERTIBLE PREFERRED STOCKS 0.0%
Wells Fargo & Co.
7.500% due 12/31/2049		400	314

Total Convertible Preferred Stocks (Cost $400)			314

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.3%
REPURCHASE AGREEMENTS 0.5%
Barclays Capital, Inc.
0.100% due 07/01/2009		$3,500	3,500
(Dated 06/30/2009. Collateralized by Freddie Mac 0.926% due 05/04/2011 valued at $3,608. Repurchase proceeds are $3,500.)
State Street Bank and Trust Co.
0.010% due 07/01/2009		852	852
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $870. Repurchase proceeds are $852.)

			4,352

U.S. TREASURY BILLS 0.2%
0.104% due 07/02/2009 - 07/16/2009 (b)(e)(f)		1,231	1,231

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 1.6%
		1,315,150	13,163

Total Short-Term Instruments (Cost $18,747)			18,746

Total Investments 138.0% (Cost $1,112,823)			$1,127,738
Written Options (j) (0.3%) (Premiums $2,054)			(2,174)
Other Assets and Liabilities (Net) (37.7%)			(308,318)

Net Assets 100.0%			$817,246

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Principal amount of security is adjusted for inflation.

(d) Affiliated to the Portfolio.

(e) Securities with an aggregate market value of $1,329 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(f) Securities with an aggregate market value of $1,020 have been pledged as collateral for delayed-delivery mortgage-backed securities on June 30, 2009.

(g) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $120,723 at a weighted average interest rate of 0.404%. On June 30, 2009, securities valued at $129,250 were pledged as collateral for reverse repurchase agreements.

(h) Securities with an aggregate market value of $943 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	80	$(34)
90-Day Euribor June Futures	Long	06/2010	42	20
90-Day Euribor September Futures	Long	09/2010	122	(2)
90-Day Eurodollar December Futures	Long	12/2009	16	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	189	(56)

				$(74)

(i) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Avon Products, Inc.	BOA	(0.770%)	03/20/2019	0.393%	$2,000	$(62)	$0	$(62)
CIGNA Corp.	MSC	(1.210%)	03/20/2018	1.672%	2,000	63	0	63
Exelon Corp.	CITI	(0.960%)	06/20/2015	2.226%	1,000	64	0	64
GATX Financial Corp.	CITI	(1.070%)	03/20/2016	2.318%	1,000	68	0	68
RR Donnelley & Sons Co.	BOA	(3.500%)	03/20/2019	3.314%	5,500	(73)	0	(73)
Valero Energy Corp.	GSC	(2.700%)	03/20/2019	2.450%	6,000	(110)	0	(110)

						$(50)	$0	$(50)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Wells Fargo & Co.	BCLY	1.000%	03/20/2013	1.510%	$200	$(4)	$(4)	$0
Wells Fargo & Co.	CITI	1.000%	03/20/2013	1.510%	700	(12)	(16)	4

						$(16)	$(20)	$4

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.IG-12 5-Year Index	GSC	(1.000%)	06/20/2014	$23,900	$339	$613	$(274)
CDX.IG-12 5-Year Index	MSC	(1.000%)	06/20/2014	10,200	145	372	(227)

					$484	$985	$(501)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	1-Month EUR-CPTFEMU Index	2.275%	10/15/2016	UBS	EUR	2,200	$23	$0	$23
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP		1,800	87	0	87
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		1,600	89	(5)	94
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,600	92	0	92
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM		3,700	144	0	144
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UBS		6,900	304	0	304
Pay	1-Month EUR-FRCPXTOB Index	1.988%	12/15/2011	BNP		4,500	110	0	110
Pay	1-Month EUR-FRCPXTOB Index	2.138%	01/19/2016	BCLY		4,000	24	0	24
Pay	1-Month EUR-FRCPXTOB Index	2.350%	10/15/2016	UBS		2,200	(70)	0	(70)
Pay	1-Month EUR-FRCPXTOB Index	2.353%	10/15/2016	JPM		1,900	(62)	0	(62)
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	JPM		$3,900	120	31	89
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS		9,800	302	101	201
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	DUB		200	1	0	1
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB	GBP	4,700	332	79	253
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	CSFB		3,700	286	(115)	401
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS		10,800	834	(343)	1,177
Pay	GBP-UKRPI Index	3.250%	12/14/2017	BCLY		3,200	147	13	134
Pay	GBP-UKRPI Index	3.183%	12/19/2017	RBS		3,600	103	2	101
Pay	GBP-UKRPI Index	3.440%	09/10/2027	RBS		1,100	(45)	0	(45)

							$2,821	$(237)	$3,058

(j) Written options outstanding on June 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note September Futures	$120.000	08/21/2009	58	$23	$24
Put - CBOT U.S. Treasury 10-Year Note September Futures	110.000	08/21/2009	58	28	13
Put - CME 90-Day Eurodollar September Futures	98.500	09/14/2009	35	11	2
Put - CME 90-Day Eurodollar September Futures	98.625	09/14/2009	102	19	5

				$81	$44

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	$2,000	$10	$11
Call - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Receive	3.420%	11/23/2009	5,200	91	127
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	5,200	120	95
Call - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Receive	3.420%	11/23/2009	7,200	101	175
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	7,200	203	131
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	49,000	481	634
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	6,000	193	108
Put - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	1.750%	08/21/2009	34,500	71	126
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	7,800	70	43
Call - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.420%	11/23/2009	7,200	115	175
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	7,200	170	131
Put - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	2.950%	12/15/2009	17,400	59	50
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	18,000	289	324

							$1,973	$2,130

(k) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	07/01/2039	$9,400	$9,421	$9,566
Fannie Mae	5.500%	07/01/2039	41,000	41,884	42,313
Fannie Mae	6.000%	07/01/2039	17,100	17,785	17,872
Ginnie Mae	6.000%	07/01/2039	68,600	70,765	71,484

				$139,855	$141,235

(l) Foreign currency contracts outstanding on June 30, 2009:

Type	Currency	Counterparty	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	DUB	2,237	07/2009	$0	$(21)	$(21)
Buy		GSC	2,594	07/2009	49	0	49
Sell	CHF	JPM	889	07/2009	15	0	15
Buy		RBC	889	07/2009	0	(4)	(4)
Sell		RBC	889	10/2009	4	0	4
Buy	EUR	BCLY	159	07/2009	1	0	1
Sell		BCLY	1,319	07/2009	0	(10)	(10)
Sell		GSC	159	07/2009	2	0	2
Sell	GBP	BCLY	63	07/2009	0	(1)	(1)
Sell		CITI	3,725	07/2009	0	(365)	(365)
Sell		GSC	82	07/2009	0	(3)	(3)
Buy		MSC	3,720	07/2009	0	(25)	(25)
Buy		RBS	150	07/2009	11	0	11
Sell		MSC	3,720	08/2009	25	0	25
Sell	JPY	BNP	114,345	07/2009	0	(1)	(1)
Sell		MSC	114,345	08/2009	0	0	0

					$107	$(430)	$(323)

(m) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$132,483	$5,176	$137,659
U.S. Government Agencies	0	180,703	0	180,703
U.S. Treasury Obligations	0	763,445	0	763,445
Other Investments++	13,477	32,454	0	45,931

Investments, at value	$13,477	$1,109,085	$5,176	$1,127,738

Short Sales, at value	$0	$(141,235)	$0	$(141,235)

Financial Derivative Instruments+++	$(74)	$(829)	$843	$(60)

Total	$13,403	$967,021	$6,019	$986,443

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2009
Corporate Bonds & Notes	$0	$1,363	$4	$0	$131	$3,678	$5,176

Investments, at value	$0	$1,363	$4	$0	$131	$3,678	$5,176

Financial Derivative Instruments+++	$1,104	$0	$0	$0	$(169)	$(92)	$843

Total	$1,104	$1,363	$4	$0	$(38)	$3,586	$6,019

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

Short-Term Floating NAV Portfolio

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 2.0%
American Express Bank FSB
0.641% due 10/26/2009	$1,500	$1,501
Bank of America N.A.
0.659% due 09/13/2010	9,000	9,029
General Electric Capital Corp.
0.380% due 03/12/2010	5,000	4,917
Gulf Power Co.
0.704% due 06/28/2010	19,650	19,628
HSBC Finance Corp.
1.162% due 10/21/2009	1,600	1,595
4.125% due 11/16/2009	3,000	3,017
Wells Fargo & Co.
0.370% due 08/03/2009	55,100	55,036

Total Corporate Bonds & Notes (Cost $94,838)		94,723

U.S. GOVERNMENT AGENCIES 15.4%
Fannie Mae
0.912% due 07/28/2009	110,000	110,046
0.966% due 08/05/2010	17,500	17,535
1.029% due 07/13/2010	46,500	46,553
3.100% due 02/04/2010	75,000	76,200
3.250% due 02/10/2010	9,050	9,207
4.150% due 09/10/2009	10,700	10,778
4.750% due 03/12/2010	24,455	25,226
5.125% due 07/13/2009	98,400	98,561
5.375% due 08/15/2009	1,406	1,415
7.250% due 01/15/2010	5,000	5,188
Federal Home Loan Bank
0.601% due 12/02/2009	40,000	40,044
Freddie Mac
0.580% due 09/24/2010	163,250	163,576
0.620% due 09/10/2010	1,000	1,002
0.641% due 08/24/2010	22,888	22,948
1.039% due 07/12/2010	22,000	22,041
2.680% due 11/16/2009	57,500	58,024
2.875% due 04/30/2010	100	102
5.000% due 10/23/2009	10,000	10,146
6.625% due 09/15/2009	15,270	15,471

Total U.S. Government Agencies (Cost $733,430)		734,063

ASSET-BACKED SECURITIES 0.8%
Ford Credit Auto Owner Trust
0.988% due 06/15/2010	39,300	39,331

Total Asset-Backed Securities (Cost $39,300)		39,331

SHORT-TERM INSTRUMENTS 85.2%
COMMERCIAL PAPER 42.7%
BNP Paribas Finance, Inc.
0.125% due 07/01/2009	136,300	136,300
0.320% due 09/02/2009	47,800	47,768
Citigroup Funding, Inc.
0.250% due 07/08/2009	100,000	99,995
0.370% due 07/02/2009	49,100	49,099
0.400% due 07/17/2009	1,900	1,900
Dexia Credit Local S.A.
1.160% due 12/23/2009	30,500	30,517
DnB NOR Bank ASA
0.550% due 12/17/2009	20,000	19,961
Fannie Mae
0.160% due 07/20/2009	18,700	18,698
0.161% due 07/21/2009	62,800	62,794
0.170% due 08/05/2009	800	800
0.185% due 07/06/2009	3,400	3,400
0.230% due 09/01/2009	600	600
0.500% due 11/16/2009	6,600	6,595
0.540% due 09/09/2009	6,000	5,998
Federal Home Loan Bank
0.097% due 07/01/2009	140,600	140,600
0.120% due 08/03/2009	50,100	50,094
0.150% due 07/02/2009	21,900	21,900
0.152% due 07/06/2009	4,900	4,900
0.170% due 08/14/2009	5,884	5,883
0.770% due 01/27/2010	25,800	25,876
0.850% due 03/11/2010	50,100	50,303
1.020% due 02/12/2010	50,000	50,191
1.050% due 02/17/2010	150,000	150,612
Freddie Mac
0.140% due 07/13/2009	1,400	1,400
0.140% due 07/21/2009	1,000	1,000
0.140% due 08/25/2009	12,300	12,297
0.150% due 08/18/2009	95,300	95,281
0.210% due 09/08/2009	1,800	1,800
0.215% due 10/19/2009	7,600	7,597
0.276% due 11/30/2009	45,500	45,461
0.288% due 11/02/2009	12,300	12,291
0.310% due 10/26/2009	10,000	9,995
0.372% due 09/21/2009	36,370	36,360
0.400% due 08/17/2009	100,100	100,056
0.450% due 09/15/2009	2,000	1,999
0.516% due 09/14/2009	42,004	41,993
0.680% due 01/05/2010	100,000	99,841
0.710% due 09/22/2009	12,000	11,996
0.730% due 12/21/2009	14,550	14,533
0.800% due 01/15/2010	75,000	75,014
0.868% due 01/04/2010	117,700	117,514
1.219% due 10/30/2009	100,000	100,238
JPMorgan Chase & Co.
0.250% due 07/01/2009	8,900	8,900
Nordea North America, Inc.
0.300% due 08/17/2009	74,800	74,771
Rabobank USA Financial Corp.
0.300% due 09/03/2009	47,800	47,768
0.500% due 12/08/2009	25,000	24,953
Societe Generale N.A.
0.400% due 08/21/2009	48,000	47,973
Straight-A Funding LLC
0.274% due 07/13/2009	35,000	34,997
0.350% due 08/24/2009	3,500	3,498
0.375% due 09/01/2009	15,000	14,990
0.430% due 08/10/2009	10,000	9,995

		2,039,295

REPURCHASE AGREEMENTS 42.4%
Barclays Capital, Inc.
0.120% due 07/01/2009	152,900	152,900
(Dated 06/30/2009. Collateralized by General Electric Capital Corp. 1.563% due 12/09/2011 valued at $157,520. Repurchase proceeds are $152,901.)
0.150% due 07/02/2009	25,300	25,300
(Dated 07/01/2009. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2016 valued at $26,184. Repurchase proceeds are $25,300.)
0.210% due 07/02/2009	13,300	13,300
(Dated 06/04/2009. Collateralized by Fannie Mae 5.125% due 04/15/2011 valued at $13,769. Repurchase proceeds are $13,300.)
0.210% due 07/02/2009	24,000	24,000
(Dated 06/03/2009. Collateralized by Fannie Mae 2.750% due 03/13/2014 valued at $24,677. Repurchase proceeds are $24,000.)
BNP Paribas Bank
0.070% due 07/01/2009	476,700	476,700
(Dated 06/30/2009. Collateralized by Federal Home Loan Bank 0.950% due 03/30/2010 valued at $486,368. Repurchase proceeds are $476,701.)
Credit Suisse Securities (USA) LLC
0.220% due 07/10/2009	25,000	25,000
(Dated 06/12/2009. Collateralized by Fannie Mae 6.000% due 04/01/2036 valued at $25,651. Repurchase proceeds are $25,000.)
Deutsche Bank AG
0.090% due 07/01/2009	23,900	23,900
(Dated 06/30/2009. Collateralized by Fannie Mae 0.500% due 04/01/2010 valued at $24,387. Repurchase proceeds are $23,900.)
Goldman Sachs & Co.
0.010% due 07/01/2009	100,000	100,000
(Dated 06/30/2009. Collateralized by Fannie Mae 1.722% due 05/10/2011 valued at $102,465. Repurchase proceeds are $100,000.)
0.030% due 07/01/2009	197,500	197,500
(Dated 06/30/2009. Collateralized by Fannie Mae 5.000% due 04/01/2038 valued at $112,983 and Freddie Mac 5.500% due 11/01/2038 valued at $85,877. Repurchase proceeds are $197,500.)
0.050% due 07/01/2009	129,700	129,700
(Dated 06/30/2009. Collateralized by Freddie Mac 5.500% due 06/01/2036 valued at $127,504. Repurchase proceeds are $129,700.)
JPMorgan Chase Bank N.A.
0.010% due 07/01/2009	445,900	445,900
(Dated 06/30/2009. Collateralized by U.S. Treasury Notes 1.250% - 2.750% due 11/30/2010 - 02/28/2013 valued at $456,031. Repurchase proceeds are $445,900.)
0.050% due 07/01/2009	11,900	11,900
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.180% due 09/24/2009 valued at $12,138. Repurchase proceeds are $11,900.)
0.090% due 07/01/2009	35,700	35,700
(Dated 06/30/2009. Collateralized by Fannie Mae 5.375% due 06/12/2017 valued at $36,376. Repurchase proceeds are $35,700.)
0.150% due 07/02/2009	56,200	56,200
(Dated 07/01/2009. Collateralized by U.S. Treasury Bills 0.105% due 07/23/2009 valued at $57,461. Repurchase proceeds are $56,200.)
0.160% due 07/02/2009	69,000	69,000
(Dated 07/01/2009. Collateralized by Freddie Mac 0.750% due 02/08/2010 valued at $70,433. Repurchase proceeds are $69,000.)
0.190% due 07/02/2009	236,600	236,600
(Dated 06/03/2009. Collateralized by Freddie Mac 2.170% due 05/07/2012 valued at $242,199. Repurchase proceeds are $236,601.)
State Street Bank and Trust Co.
0.010% due 07/01/2009	3,081	3,081
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/27/2009 valued at $3,144. Repurchase proceeds are $3,081.)

		2,026,681

U.S. TREASURY BILLS 0.1%
0.125% due 07/02/2009	7,300	7,300

Total Short-Term Instruments (Cost $4,071,780)		4,073,276

Total Investments 103.4% (Cost $4,939,348)		$4,941,393
Other Assets and Liabilities (Net) (3.4%)		(160,830)

Net Assets 100.0%		$4,780,563

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
U.S. Government Agencies	$0	$734,063	$0	$734,063
Short-Term Instruments	0	4,073,276	0	4,073,276
Other Investments++	0	134,054	0	134,054

Investments, at value	$0	$4,941,393	$0	$4,941,393

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

See Accompanying Notes

Schedule of Investments

Short-Term Floating NAV Portfolio II

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 0.1%
General Electric Capital Corp.
0.380% due 03/12/2010	$116	$114

Total Corporate Bonds & Notes (Cost $115)		114

U.S. GOVERNMENT AGENCIES 3.7%
Fannie Mae
1.029% due 07/13/2010	500	501
5.375% due 08/15/2009	100	101
7.125% due 06/15/2010	900	957
7.250% due 01/15/2010	160	166
Federal Home Loan Bank
2.250% due 10/02/2009	2,295	2,306
2.750% due 06/18/2010	300	307
6.500% due 11/13/2009	100	102

Total U.S. Government Agencies (Cost $4,436)		4,440

SHORT-TERM INSTRUMENTS 96.3%
COMMERCIAL PAPER 31.6%
BNP Paribas Finance, Inc.
0.125% due 07/01/2009	5,000	5,000
Fannie Mae
0.542% due 01/25/2010	6,300	6,289
Federal Home Loan Bank
0.097% due 07/01/2009	7,500	7,500
0.850% due 03/11/2010	1,000	1,004
Freddie Mac
0.140% due 08/25/2009	4,800	4,799
0.142% due 07/13/2009	500	500
0.150% due 08/18/2009	2,300	2,299
0.185% due 07/06/2009	3,500	3,500
0.409% due 03/16/2010	1,100	1,097
0.455% due 04/16/2010	5,500	5,483
JPMorgan Chase & Co.
0.250% due 07/01/2009	200	200
Nordea North America, Inc.
0.300% due 08/20/2009	200	200

		37,871

REPURCHASE AGREEMENTS 42.9%
Barclays Capital, Inc.
0.120% due 07/01/2009	11,900	11,900
(Dated 06/30/2009. Collateralized by General Electric Capital Corp. 0.924% due 05/08/2012 valued at $11,949 and Ginnie Mae 4.500% due 05/15/2039 valued at $307. Repurchase proceeds are $11,900.)
BNP Paribas Bank
0.070% due 07/01/2009	11,600	11,600
(Dated 06/30/2009. Collateralized by Federal Home Loan Bank 0.950% due 03/30/2010 valued at $11,837. Repurchase proceeds are $11,600.)
JPMorgan Chase Bank N.A.
0.090% due 07/01/2009	27,500	27,500
(Dated 06/30/2009. Collateralized by Fannie Mae 4.750% - 5.000% due 11/19/2012 - 07/01/2035 valued at $27,939 Repurchase proceeds are $27,500.)
State Street Bank and Trust Co.
0.010% due 07/01/2009	475	475
(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/06/2009 valued at $485. Repurchase proceeds are $475.)

		51,475

U.S. TREASURY BILLS 21.8%
0.125% due 07/02/2009	26,100	26,100

Total Short-Term Instruments (Cost $115,442)		115,446

Total Investments 100.1% (Cost $119,993)		$120,000
Other Assets and Liabilities (Net) (0.1%)		(90)

Net Assets 100.0%		$119,910

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Short-Term Instruments	$0	$115,446	$0	$115,446
Other Investments++	0	4,554	0	4,554

Investments, at value	$0	$120,000	$0	$120,000

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

See Accompanying Notes

Schedule of Investments

Short-Term Portfolio

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 23.3%
BANKING & FINANCE 15.6%
ABX Financing Co.
5.750% due 10/15/2016	$3,000	$3,070
American Express Centurion Bank
0.399% due 07/13/2010	10,000	9,733
American International Group, Inc.
8.175% due 05/15/2058	3,000	856
BAE Systems Holdings, Inc.
6.400% due 12/15/2011	2,000	2,123
Bank of Scotland PLC
0.689% due 12/08/2010	5,000	4,764
1.152% due 07/17/2009	8,500	8,495
Bear Stearns Cos. LLC
6.950% due 08/10/2012	5,863	6,378
Citigroup Funding, Inc.
2.036% due 05/07/2010	23,000	22,531
CNA Financial Corp.
5.850% due 12/15/2014	3,000	2,413
Countrywide Financial Corp.
6.250% due 05/15/2016	5,000	4,442
Credit Suisse New York
5.000% due 05/15/2013	6,500	6,653
DBS Bank Ltd.
1.074% due 05/16/2017	25,000	21,957
First Union National Bank of Florida
6.180% due 02/15/2036	600	548
Goldman Sachs Group, Inc.
0.856% due 03/02/2010	2,000	1,944
1.430% due 07/23/2009	8,969	8,971
HSBC Finance Corp.
0.719% due 03/12/2010	13,300	13,084
1.162% due 10/21/2009	2,600	2,593
6.375% due 10/15/2011	6,000	6,139
International Lease Finance Corp.
5.625% due 09/20/2013	5,000	3,782
iStar Financial, Inc.
5.950% due 10/15/2013	6,000	2,642
Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)	4,000	610
6.200% due 09/26/2014 (a)	5,000	762
7.000% due 09/27/2027 (a)	2,000	305
Merrill Lynch & Co., Inc.
3.188% due 05/12/2010	25,000	24,866
Morgan Stanley
1.221% due 01/15/2010	6,000	5,952
1.557% due 10/18/2016	5,000	4,051
1.611% due 10/15/2015	3,000	2,575
3.006% due 05/14/2010	2,000	1,995
ORIX Corp.
5.480% due 11/22/2011	5,000	4,613
Residential Capital LLC
8.000% due 02/22/2011	5,000	3,100
Royal Bank of Scotland Group PLC
1.320% due 04/08/2011	4,500	4,496
Santander U.S. Debt S.A. Unipersonal
0.697% due 11/20/2009	2,500	2,484
SLM Corp.
1.322% due 10/25/2011	8,000	6,486
Textron Financial Corp.
4.600% due 05/03/2010	2,000	1,910
UBS AG
1.530% due 06/19/2010	25,000	24,638
Wells Fargo Capital XIII
7.700% due 12/29/2049	3,000	2,492

		224,453
INDUSTRIALS 6.4%
AutoZone, Inc.
5.500% due 11/15/2015	2,500	2,479
5.875% due 10/15/2012	3,000	3,119
BHP Billiton Finance USA Ltd.
5.125% due 03/29/2012	3,000	3,154
Boston Scientific Corp.
6.000% due 06/15/2011	2,500	2,506
Comcast Corp.
1.439% due 07/14/2009	900	900
CVS Caremark Corp.
0.968% due 06/01/2010	15,000	14,898
Daimler Finance North America LLC
5.750% due 09/08/2011	14,000	14,295
Johnson Controls, Inc.
5.250% due 01/15/2011	5,000	5,056
5.500% due 01/15/2016	3,000	2,786
Kellogg Co.
6.600% due 04/01/2011	2,000	2,144
Kerr-McGee Corp.
6.875% due 09/15/2011	4,000	4,221
Kroger Co.
5.500% due 02/01/2013	4,000	4,137
Lennar Corp.
5.950% due 10/17/2011	3,000	2,805
Newell Rubbermaid, Inc.
4.000% due 05/01/2010	594	596
Northwest Airlines, Inc.
7.150% due 04/01/2021	13,838	11,278
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015	2,500	2,246
Sealed Air Corp.
5.625% due 07/15/2013	5,000	4,527
Time Warner, Inc.
5.875% due 11/15/2016	5,000	4,934
United Airlines, Inc.
6.636% due 01/02/2024	1,396	1,047
Viacom, Inc.
5.750% due 04/30/2011	3,000	3,073
Weatherford International Ltd.
4.950% due 10/15/2013	2,500	2,483

		92,684

UTILITIES 1.3%
Consumers Energy Co.
5.000% due 02/15/2012	3,000	3,052
Dominion Resources, Inc.
5.200% due 01/15/2016	3,000	3,000
DPL, Inc.
6.875% due 09/01/2011	2,500	2,629
FPL Group Capital, Inc.
1.494% due 06/17/2011	2,500	2,527
Ohio Power Co.
0.775% due 04/05/2010	4,000	3,957
Progress Energy, Inc.
7.100% due 03/01/2011	3,348	3,563

		18,728

Total Corporate Bonds & Notes (Cost $365,957)		335,865

U.S. GOVERNMENT AGENCIES 32.2%
Fannie Mae
0.374% due 12/25/2036	66	60
0.374% due 12/25/2036 - 07/25/2037 (e)	15,207	13,509
0.429% due 03/25/2034	438	399
0.464% due 10/25/2035 (e)	5,686	5,531
0.514% due 10/27/2037 (e)	29,400	26,772
0.614% due 01/25/2034	138	134
0.664% due 05/25/2042 - 02/25/2044	1,569	1,498
0.714% due 08/25/2017 - 12/25/2033	1,111	1,102
0.764% due 02/25/2033	689	676
0.794% due 09/17/2027	145	143
0.814% due 08/25/2031 - 01/25/2033	1,084	1,081
0.814% due 09/25/2034 (e)	6,865	6,698
0.818% due 05/18/2032	607	606
0.844% due 12/25/2013	48	47
0.864% due 12/25/2030	137	137
0.944% due 04/25/2022 - 12/25/2023	211	210
0.964% due 09/25/2023 - 11/25/2031	585	582
0.966% due 08/05/2010 (d)	18,169	18,206
0.994% due 10/25/2022	141	141
1.044% due 09/25/2022	44	44
1.094% due 05/25/2022	194	193
1.144% due 09/25/2020	108	108
1.174% due 01/25/2022	175	175
1.314% due 04/25/2032	211	210
1.344% due 12/25/2023	722	725
1.494% due 09/25/2023 - 10/25/2023	240	243
1.544% due 05/25/2022	183	182
2.445% due 04/01/2034 (e)	92	91
2.519% due 06/01/2033 (e)	462	458
2.545% due 04/01/2034 (e)	212	210
2.580% due 04/25/2023	56	55
2.614% due 03/25/2027 (e)	911	936
2.638% due 07/01/2042 (e)	40	40
2.638% due 03/01/2044 - 07/01/2044	2,707	2,658
2.661% due 03/25/2027	404	405
2.685% due 05/01/2032 (e)	264	266
2.693% due 09/01/2041	99	98
2.753% due 05/01/2033 (e)	90	90
2.772% due 04/01/2034 (e)	204	205
2.790% due 04/01/2034 (e)	168	169
2.838% due 09/01/2040	26	26
2.863% due 03/01/2034 (e)	479	485
2.877% due 07/01/2027 - 11/01/2040	65	64
2.877% due 11/01/2027 - 01/01/2038 (e)	64	64
2.910% due 04/01/2033	17	18
2.910% due 05/01/2033 (e)	200	201
3.023% due 05/01/2034 (e)	209	210
3.038% due 08/01/2033 (e)	287	287
3.154% due 07/01/2036 (e)	319	325
3.215% due 05/01/2034 (e)	431	438
3.251% due 10/01/2024 (e)	35	35
3.273% due 06/01/2034 (e)	156	157
3.284% due 05/01/2034 (e)	265	265
3.300% due 03/25/2022	24	25
3.388% due 09/01/2033 (e)	244	249
3.392% due 11/01/2035 (e)	291	296
3.400% due 10/25/2021	69	71
3.402% due 03/01/2033 (e)	124	125
3.403% due 04/01/2034 (e)	173	175
3.432% due 11/01/2035 (e)	689	700
3.500% due 08/01/2010 - 01/01/2035	431	434
3.500% due 09/01/2013 (e)	134	135
3.619% due 09/01/2034 (e)	248	251
3.644% due 01/01/2036 (e)	132	138
3.671% due 05/01/2033 (e)	47	48
3.693% due 05/01/2036 (e)	1,486	1,483
3.700% due 07/01/2036 (e)	1,337	1,364
3.705% due 07/01/2022 - 08/01/2032	31	31
3.744% due 01/01/2019 - 05/01/2034 (e)	642	647
3.747% due 04/01/2034 (e)	132	134
3.750% due 01/01/2035	639	641
3.753% due 04/01/2033 (e)	213	217
3.775% due 03/01/2034	957	963
3.781% due 10/01/2035 (e)	751	770
3.903% due 07/01/2034 (e)	293	301
3.920% due 08/01/2033 (e)	413	414
3.922% due 03/01/2034 (e)	786	812
3.929% due 03/01/2034 (e)	139	142
3.933% due 08/01/2034 (e)	234	235
3.942% due 07/01/2033 (e)	91	92
3.945% due 11/01/2033 (e)	799	818
3.950% due 08/01/2033 (e)	93	94
3.967% due 06/01/2034 (e)	635	637
3.974% due 02/01/2034 (e)	932	957
3.990% due 06/01/2034 (e)	91	93
4.000% due 08/01/2010 - 12/25/2029	3,617	3,676
4.000% due 10/25/2016 (e)	1,369	1,405
4.005% due 05/01/2036 (e)	367	367
4.023% due 07/01/2026 (e)	638	646
4.048% due 01/01/2033 (e)	64	66
4.121% due 05/01/2036 (e)	184	184
4.151% due 05/01/2035 (e)	577	598
4.152% due 07/01/2035 (e)	125	128
4.160% due 03/01/2036 (e)	290	299
4.186% due 11/01/2033 (e)	521	536
4.191% due 09/01/2033 (e)	190	194
4.195% due 09/01/2033 (e)	678	694
4.198% due 09/01/2032 (e)	121	123
4.205% due 05/01/2033 - 04/01/2034 (e)	362	371
4.206% due 01/01/2035 (e)	36	37
4.207% due 07/01/2035 (e)	681	694
4.236% due 01/01/2036 (e)	56	56
4.247% due 06/01/2034 (e)	678	681
4.251% due 03/01/2036 (e)	585	606
4.273% due 09/01/2034 (e)	717	725
4.279% due 02/01/2035 (e)	223	221
4.280% due 01/01/2033 (e)	465	472
4.287% due 11/01/2034 (e)	92	93
4.290% due 03/01/2033 (e)	51	53
4.332% due 03/01/2034 (e)	726	744
4.332% due 11/01/2034	145	149
4.335% due 07/01/2036 (e)	815	829
4.337% due 09/01/2033 (e)	566	573
4.353% due 04/01/2033 (e)	123	128
4.370% due 11/01/2034 (e)	390	403
4.391% due 07/01/2033 (e)	319	320
4.410% due 08/01/2035 (e)	1,005	1,010
4.417% due 09/01/2034 (e)	947	954
4.438% due 02/01/2034 (e)	497	509
4.457% due 11/01/2034 (e)	175	178
4.478% due 12/01/2040 (e)	221	225
4.498% due 09/01/2033 (e)	1,060	1,097
4.500% due 11/01/2009 - 08/01/2035	6,448	6,607
4.500% due 05/25/2012 - 07/25/2028 (e)	8,954	9,183
4.501% due 10/01/2034 (e)	160	164
4.516% due 11/01/2034 (e)	88	91
4.528% due 01/01/2034 (e)	93	96
4.560% due 07/01/2034 (e)	994	1,015
4.566% due 10/01/2033 (e)	1,748	1,768
4.572% due 07/01/2033 (e)	59	60
4.578% due 01/01/2034 (e)	361	364
4.579% due 08/01/2033 (e)	741	750
4.596% due 06/01/2035 (e)	170	177
4.597% due 08/01/2035 (e)	296	301
4.598% due 09/01/2017 (e)	33	34
4.605% due 06/01/2033 (e)	380	397
4.608% due 10/01/2033 (e)	367	377
4.609% due 08/01/2034 (e)	774	793
4.654% due 04/01/2033 (e)	651	666
4.668% due 07/01/2035 (e)	1,154	1,180
4.675% due 11/01/2031 (e)	91	94
4.679% due 07/01/2033 (e)	560	564
4.734% due 03/01/2035 (e)	1,515	1,537
4.736% due 07/01/2034 (e)	508	520
4.750% due 07/01/2034	298	305
4.772% due 02/01/2035 (e)	251	260
4.786% due 01/01/2033	26	27
4.787% due 07/01/2035 (e)	257	263
4.791% due 01/01/2033 (e)	74	75
4.792% due 12/01/2032 (e)	256	261
4.810% due 11/01/2034 (e)	638	661
4.814% due 01/01/2033 (e)	117	121
4.825% due 11/01/2032 (e)	347	352
4.826% due 01/01/2035 (e)	120	123
4.846% due 11/01/2032 (e)	152	156
4.850% due 02/01/2013	89	93
4.851% due 01/01/2035 (e)	192	197
4.855% due 01/01/2033 (e)	52	54
4.858% due 09/01/2035 (e)	1,406	1,460
4.862% due 04/01/2035 (e)	113	117
4.874% due 08/01/2046 (e)	1,094	1,132
4.878% due 04/01/2035 (e)	229	237
4.879% due 09/01/2033 (e)	246	251
4.885% due 11/01/2043 (e)	136	140
4.910% due 02/01/2035 (e)	178	183
4.934% due 12/01/2034 (e)	156	161
4.937% due 03/01/2035 (e)	1,075	1,113
4.941% due 05/01/2035 (e)	429	438
4.949% due 07/01/2018 (e)	36	37
4.950% due 04/01/2035 (e)	215	223
4.965% due 02/01/2034 (e)	361	374
4.979% due 08/01/2035 (e)	602	621
4.981% due 12/01/2035 (e)	225	233
4.984% due 03/01/2036 (e)	1,244	1,296
4.985% due 10/01/2035 (e)	626	645
5.000% due 10/01/2009 - 11/25/2035	5,949	6,096
5.000% due 05/01/2012 - 01/25/2016 (e)	2,660	2,730
5.007% due 07/01/2035 (e)	131	136
5.008% due 08/01/2035 (e)	928	946
5.034% due 11/01/2033 (e)	710	731
5.050% due 07/01/2035 (e)	189	196
5.068% due 03/01/2033 (e)	164	170
5.071% due 07/01/2029 (e)	39	40
5.080% due 11/01/2033 (e)	1,147	1,180
5.084% due 11/01/2036 (e)	198	205
5.087% due 05/01/2037 (e)	718	751
5.104% due 06/01/2035 (e)	1,836	1,914
5.106% due 12/01/2033	323	334
5.131% due 12/01/2033 (e)	275	284
5.143% due 04/01/2024	13	14
5.145% due 08/01/2032 (e)	169	172
5.155% due 12/01/2035 (e)	917	952
5.165% due 09/01/2035 (e)	934	969
5.181% due 12/01/2033	823	852
5.228% due 01/01/2037 (e)	52	55
5.236% due 12/01/2033	672	694
5.237% due 06/01/2023 (d)	1,300	1,305
5.255% due 05/01/2035 (e)	759	790
5.259% due 10/01/2043 (e)	44	46
5.265% due 04/01/2036 (e)	744	778
5.293% due 08/25/2042	104	108
5.313% due 05/01/2036 (e)	547	570
5.317% due 04/01/2033 (e)	1,141	1,150
5.318% due 02/01/2035 (e)	333	343
5.328% due 12/01/2018 (e)	40	40
5.368% due 09/01/2029 (e)	272	271
5.390% due 12/01/2035 (e)	959	993
5.393% due 03/01/2038 (e)	1,000	1,041
5.430% due 10/01/2032 (e)	291	305
5.459% due 01/01/2036 (e)	203	213
5.490% due 04/01/2036 (e)	59	62
5.493% due 12/01/2035 (e)	388	403
5.500% due 08/01/2009 - 02/01/2036	2,592	2,679
5.500% due 03/01/2012 - 02/01/2022 (e)	2,526	2,647
5.526% due 12/01/2032 (e)	562	587
5.557% due 07/01/2036 (e)	575	603
5.566% due 12/01/2036 (e)	1,278	1,342
5.577% due 10/01/2012 (e)	32	33
5.591% due 01/01/2036 (e)	55	58
5.645% due 04/01/2040 (e)	1,293	1,299
5.681% due 12/01/2036 (e)	147	154
5.786% due 05/01/2037 (e)	2,095	2,152
5.919% due 05/01/2036 (e)	932	965
5.923% due 03/01/2037 (e)	718	752
5.950% due 02/25/2044 (e)	2,496	2,640
6.000% due 09/25/2014 - 08/25/2044	1,730	1,827
6.000% due 11/25/2015 (e)	2,705	2,770
6.202% due 09/01/2036 (e)	61	63
6.250% due 05/25/2042	94	100
6.351% due 02/01/2037 (e)	518	550
6.357% due 08/01/2036 (e)	830	844
6.500% due 01/01/2016 - 12/25/2042	1,043	1,119
6.500% due 01/25/2044 (e)	2,827	3,012
7.000% due 12/01/2009 - 02/25/2044	869	938
7.000% due 09/01/2011 - 08/01/2014 (e)	519	543
7.010% due 11/01/2014	21	21
7.475% due 06/01/2030 (e)	42	44
7.500% due 12/01/2014 (e)	174	183
7.500% due 05/01/2028 - 05/25/2042	160	174
7.775% due 05/01/2030	28	28
8.000% due 08/25/2022 - 10/01/2026	366	403
9.000% due 03/25/2020 - 01/01/2026	367	411
9.500% due 07/01/2021	95	105
Federal Housing Administration
7.430% due 07/01/2018	203	203
Freddie Mac
0.574% due 08/25/2031	798	641
0.594% due 09/25/2031	861	786
0.619% due 04/15/2035 - 03/15/2036	56	55
0.664% due 06/25/2029	204	176
0.669% due 06/15/2018 (e)	984	978
0.669% due 10/15/2028 - 03/15/2029	909	888
0.702% due 03/09/2011 (d)	25,346	25,439
0.714% due 05/25/2043 (e)	2,590	2,613
0.719% due 11/15/2032	121	120
0.819% due 01/15/2032	71	71
0.825% due 03/15/2024	250	250
0.869% due 02/15/2032 - 03/15/2032	308	307
0.875% due 05/15/2023 - 10/15/2026	573	565
0.919% due 06/15/2029 - 12/15/2031	1,495	1,493
0.926% due 05/04/2011 (d)	1,378	1,382
0.937% due 08/05/2011 (d)	7,073	7,076
0.975% due 08/15/2022 - 03/15/2023	621	620
1.075% due 04/15/2022	122	122
1.102% due 01/14/2011 (d)	60,488	60,632
1.270% due 03/15/2029	845	854
1.930% due 10/15/2013	109	109
2.527% due 08/01/2015 (e)	53	52
2.638% due 10/25/2044	714	703
2.639% due 02/25/2045	108	103
2.730% due 04/01/2034 (e)	400	400
2.738% due 03/01/2034 (e)	530	530
2.740% due 04/01/2034 (e)	282	282
2.750% due 04/01/2032 (e)	675	675
2.752% due 04/01/2034 (e)	1,258	1,255
2.763% due 03/01/2032 (e)	391	391
2.797% due 03/01/2034 (e)	262	262
2.832% due 03/01/2034 (e)	1,992	1,993
2.838% due 07/25/2044 (e)	5,002	4,954
2.877% due 02/01/2019 (e)	110	109
2.972% due 05/01/2034 (e)	1,034	1,047
3.306% due 02/01/2034 (e)	721	730
3.391% due 03/01/2030 (e)	106	107
3.500% due 03/15/2018	34	35
3.509% due 04/01/2034 (e)	30	30
3.567% due 01/01/2034 (e)	117	118
3.705% due 01/01/2030 (e)	172	171
3.842% due 03/01/2034 (e)	1,390	1,425
3.898% due 04/01/2034 (e)	513	526
3.933% due 08/01/2033 (e)	109	110
3.949% due 07/01/2034 (e)	346	348
3.981% due 06/01/2033 (e)	50	52
4.000% due 08/15/2014 - 10/15/2026	4,224	4,318
4.000% due 09/15/2015 - 09/15/2016 (e)	2,435	2,489
4.090% due 01/01/2035 (e)	67	69
4.135% due 07/01/2036 (e)	952	962
4.161% due 01/01/2035 (e)	118	121
4.187% due 12/01/2033 (e)	365	366
4.202% due 10/01/2034 (e)	741	744
4.207% due 07/01/2033 (e)	1,468	1,494
4.222% due 04/01/2036 (e)	482	499
4.236% due 07/01/2033 (e)	217	217
4.247% due 12/01/2034 (e)	71	72
4.250% due 06/15/2024	298	300
4.268% due 12/01/2033 (e)	239	240
4.300% due 03/01/2035 (e)	181	188
4.306% due 11/01/2034 (e)	2,076	2,098
4.314% due 12/01/2033 (e)	358	367
4.335% due 11/01/2034 (e)	740	757
4.375% due 12/01/2034 (e)	82	84
4.386% due 01/01/2035 (e)	460	475
4.410% due 01/01/2035 (e)	442	456
4.415% due 09/01/2034 (e)	172	176
4.455% due 09/01/2035 (e)	498	516
4.460% due 11/01/2033 (e)	118	121
4.465% due 11/01/2033 (e)	228	232
4.469% due 10/01/2033 (e)	1,040	1,063
4.485% due 03/01/2035 (e)	719	746
4.492% due 10/01/2033 (e)	395	404
4.500% due 09/01/2010 - 08/15/2034	14,010	14,291
4.500% due 08/01/2013 - 10/15/2027 (e)	7,519	7,705
4.510% due 11/01/2034 (e)	1,037	1,053
4.534% due 12/01/2034 (e)	2,263	2,329
4.538% due 09/01/2034 (e)	255	260
4.569% due 11/01/2034 (e)	634	653
4.606% due 01/01/2035 (e)	79	82
4.618% due 03/01/2035 (e)	840	870
4.696% due 08/01/2036 (e)	527	539
4.750% due 12/15/2016 - 01/15/2031	711	725
4.752% due 10/01/2034 (e)	1,395	1,428
4.756% due 09/01/2034 (e)	1,701	1,745
4.758% due 04/01/2035 (e)	2,168	2,246
4.790% due 09/01/2036 (e)	136	139
4.823% due 02/01/2035 (e)	1,784	1,852
4.847% due 03/01/2035 (e)	536	547
4.853% due 09/01/2035 (e)	119	123
4.855% due 07/01/2035 (e)	794	822
4.881% due 01/01/2035 (e)	548	559
4.892% due 07/01/2035 (e)	1,081	1,112
4.909% due 09/01/2034 (e)	110	112
4.919% due 04/01/2035 (e)	622	644
4.924% due 07/01/2035 (e)	52	54
4.942% due 07/01/2033 (e)	56	57
4.944% due 03/01/2035 (e)	59	61
4.948% due 12/01/2032 (e)	135	138
4.973% due 01/01/2036 (e)	121	125
4.996% due 05/01/2035 (e)	1,243	1,288
5.000% due 08/01/2009 - 11/15/2029	5,638	5,748
5.000% due 02/15/2012 - 08/01/2034 (e)	6,353	6,522
5.009% due 06/01/2035 (e)	119	124
5.019% due 05/01/2033 (e)	34	35
5.020% due 11/01/2031 (e)	183	185
5.049% due 12/01/2035 (e)	91	92
5.064% due 11/01/2034 (e)	356	367
5.098% due 10/01/2029 (e)	32	33
5.100% due 08/01/2035 (e)	995	1,029
5.104% due 04/01/2036 (e)	349	362
5.125% due 09/01/2034 (e)	431	441
5.128% due 03/01/2035 (e)	973	1,005
5.130% due 08/01/2035 (e)	1,309	1,340
5.149% due 05/01/2035 (e)	601	607
5.165% due 11/01/2035 (e)	3,131	3,253
5.194% due 11/01/2033 (e)	2,226	2,312
5.205% due 10/01/2032 (e)	33	34
5.230% due 08/01/2036 (e)	1,380	1,434
5.242% due 09/01/2035 - 03/01/2036 (e)	2,669	2,767
5.249% due 02/01/2036 (e)	89	92
5.251% due 02/01/2036 (e)	127	131
5.258% due 02/01/2036 (e)	130	135
5.260% due 10/01/2035 (e)	1,425	1,467
5.262% due 02/01/2037 (e)	1,321	1,377
5.273% due 09/01/2035 (e)	295	306
5.288% due 02/01/2036 (e)	88	91
5.300% due 02/01/2037 (e)	131	136
5.338% due 09/01/2035 (e)	81	83
5.339% due 06/01/2036 (e)	427	439
5.348% due 12/01/2036 (e)	932	973
5.353% due 08/01/2036 (e)	671	692
5.391% due 01/01/2034 (e)	340	352
5.394% due 02/01/2036 (e)	217	227
5.439% due 08/01/2023	22	22
5.484% due 11/01/2036 (e)	1,760	1,822
5.487% due 12/01/2036 (e)	2,807	2,940
5.500% due 08/01/2009 - 10/15/2032	1,721	1,783
5.500% due 07/01/2012 - 06/15/2024 (e)	2,699	2,823
5.527% due 07/01/2019	16	16
5.546% due 12/01/2034 (e)	71	73
5.551% due 12/01/2035 (e)	813	831
5.658% due 04/01/2037 (e)	1,842	1,928
5.701% due 03/01/2036 (e)	114	117
5.782% due 11/01/2035 (e)	28	29
5.798% due 01/01/2037 (e)	96	101
5.804% due 11/01/2036 (e)	115	120
5.918% due 07/01/2036 (e)	33	34
5.974% due 11/01/2036 (e)	76	79
6.000% due 04/01/2016 - 05/01/2035 (e)	4,970	5,228
6.000% due 09/15/2016 - 11/15/2031	2,996	3,103
6.084% due 01/01/2037 (e)	599	633
6.250% due 12/15/2023	49	52
6.474% due 01/01/2037 (e)	175	184
6.500% due 05/15/2012	44	45
7.000% due 06/01/2017 - 07/15/2027	546	558
8.500% due 11/15/2021	393	432
Ginnie Mae
0.518% due 01/16/2031	37	37
0.665% due 06/20/2032	128	126
0.715% due 04/20/2031	650	650
0.718% due 02/16/2032	223	221
0.768% due 03/16/2031	214	211
0.818% due 04/16/2030 - 04/16/2032	302	300
4.125% due 10/20/2029 (e)	1,475	1,497
4.250% due 01/20/2030	19	19
4.375% due 02/20/2025	27	28
4.375% due 01/20/2027 (e)	718	733
4.500% due 08/20/2035	335	347
4.625% due 07/20/2026 - 07/20/2031 (e)	1,409	1,442
6.000% due 01/15/2032 - 03/15/2032	21	22
8.000% due 06/20/2025	2	2
8.500% due 12/20/2026 (e)	28	31
8.500% due 11/20/2027	13	14

Total U.S. Government Agencies (Cost $457,277)		462,181

MORTGAGE-BACKED SECURITIES 49.6%
ABN AMRO Mortgage Corp.
5.000% due 07/25/2018	1,268	1,250
Adjustable Rate Mortgage Trust
0.564% due 10/25/2035	35	19
0.684% due 01/25/2035	1,041	700
0.684% due 02/25/2035	1,399	732
4.574% due 05/25/2035	761	662
4.743% due 01/25/2036	2,768	2,054
4.973% due 01/25/2035	2,488	2,000
5.383% due 11/25/2035	883	606
5.409% due 01/25/2036	809	625
American Home Mortgage Assets
0.524% due 10/25/2046	2,443	797
American Home Mortgage Investment Trust
4.290% due 10/25/2034	1,067	758
4.390% due 02/25/2045	1,018	803
4.440% due 02/25/2045	2,244	1,711
5.660% due 09/25/2045	645	396
Banc of America Alternative Loan Trust
5.000% due 06/25/2019	1,453	1,365
Banc of America Commercial Mortgage, Inc.
4.875% due 06/10/2039	348	348
Banc of America Funding Corp.
0.810% due 06/26/2035	9,443	7,676
3.781% due 05/25/2035	2,263	1,925
4.000% due 07/26/2036	5,200	3,894
4.425% due 03/20/2035	167	105
4.429% due 11/20/2034	5,727	3,957
5.357% due 11/20/2035	712	435
Banc of America Large Loan, Inc.
0.829% due 08/15/2029	13,622	10,118
Banc of America Mortgage Securities, Inc.
0.714% due 03/25/2034	158	157
3.769% due 02/25/2034	3,049	2,644
3.907% due 04/25/2034	775	654
4.500% due 02/25/2018	677	677
5.000% due 12/25/2018	276	244
5.250% due 03/25/2034	252	253
5.266% due 10/25/2035	266	188
5.517% due 02/25/2033	464	397
6.500% due 09/25/2033	743	703
Bank of America-First Union NB Commercial Mortgage
4.890% due 04/11/2037	490	491
Bear Stearns Adjustable Rate Mortgage Trust
4.374% due 11/25/2034	1,901	1,632
4.512% due 05/25/2033	2	2
4.625% due 10/25/2035	5,689	4,511
4.631% due 07/25/2034	326	283
4.650% due 10/25/2035	300	163
4.740% due 10/25/2035	11,610	10,401
4.758% due 10/25/2033	8	7
4.766% due 10/25/2034	8,278	6,192
4.815% due 01/25/2035	317	242
4.889% due 10/25/2033	5	5
4.945% due 10/25/2033	44	39
4.965% due 01/25/2035	1,333	1,126
5.021% due 04/25/2033	72	65
5.088% due 02/25/2033	8	7
5.106% due 01/25/2034	1,125	865
5.409% due 01/25/2034	747	602
5.423% due 04/25/2033	169	154
5.457% due 05/25/2047	1,983	1,157
5.609% due 02/25/2033	50	46
Bear Stearns Alt-A Trust
0.474% due 02/25/2034	1,453	825
0.484% due 08/25/2036	31	11
0.514% due 02/25/2034	5,926	1,653
4.642% due 11/25/2035	48	16
4.942% due 11/25/2034	9,644	6,583
5.362% due 05/25/2035	198	129
5.673% due 11/25/2036	871	443
5.731% due 02/25/2036	34,580	15,315
5.738% due 01/25/2036	4,442	2,223
6.250% due 08/25/2036	8,872	4,182
Bear Stearns Commercial Mortgage Securities
5.016% due 02/11/2044	1,988	1,992
5.243% due 12/11/2038	800	433
6.440% due 06/16/2030	152	152
Cendant Mortgage Corp.
5.250% due 10/25/2033	36	36
Chase Mortgage Finance Corp.
4.747% due 02/25/2037	7,333	3,583
5.000% due 04/25/2018	243	244
5.238% due 12/25/2035	2,211	1,973
5.250% due 01/25/2034	1,506	1,510
Citicorp Mortgage Securities, Inc.
5.000% due 04/25/2018	1,894	1,890
5.000% due 02/25/2035	200	138
5.500% due 09/25/2035	973	879
Citigroup Commercial Mortgage Trust
0.389% due 08/15/2021	24	20
Citigroup Mortgage Loan Trust, Inc.
1.114% due 08/25/2035	709	453
4.248% due 08/25/2035	11,625	9,257
5.994% due 09/25/2037	4,016	2,178
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	7,000	5,185
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	787	507
Commercial Mortgage Pass-Through Certificates
0.818% due 02/16/2034	9,716	8,651
5.306% due 12/10/2046	20,549	15,041
Countrywide Alternative Loan Trust
0.504% due 09/25/2046	1,537	588
0.510% due 12/20/2046	4,504	1,808
0.514% due 06/25/2037	1,567	612
0.525% due 07/20/2046	1,958	757
0.714% due 03/25/2034	395	300
2.340% due 02/25/2036	830	382
2.650% due 07/20/2035	874	343
5.255% due 06/25/2037	7,671	1,495
5.306% due 10/25/2035	541	370
5.500% due 02/25/2034	134	117
5.886% due 02/25/2037	1,775	1,047
6.133% due 08/25/2036	1,010	873
Countrywide Home Loan Mortgage Pass-Through Trust
0.584% due 02/25/2035	534	326
0.654% due 06/25/2035	5,671	4,121
0.664% due 08/25/2035	842	449
4.341% due 06/20/2035	925	579
4.500% due 10/25/2018	90	82
4.578% due 08/25/2034	8,698	7,193
4.789% due 04/20/2035	4,281	3,764
4.871% due 08/25/2034	7,248	6,453
5.000% due 02/25/2033	37	37
5.000% due 05/25/2034	2,659	2,499
5.250% due 01/20/2035	1,179	939
5.250% due 02/20/2036	112	65
5.500% due 04/25/2033	2,157	2,161
5.500% due 10/25/2035	1,113	1,110
5.500% due 11/25/2035	1,069	729
5.850% due 05/25/2036	400	359
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	800	541
CS First Boston Mortgage Securities Corp.
3.844% due 07/25/2033	1,364	1,205
4.512% due 01/25/2034	5,341	4,533
4.562% due 10/25/2033	6,317	5,546
4.792% due 11/25/2032	38	28
5.213% due 03/25/2034	125	106
6.500% due 04/25/2033	223	208
CW Capital Cobalt Ltd.
5.223% due 08/15/2048	20,000	14,447
5.484% due 04/15/2047	700	463
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.384% due 01/25/2047	580	526
0.394% due 03/25/2037	1,643	1,611
0.414% due 10/25/2036	112	96
5.000% due 10/25/2018	554	529
5.500% due 12/25/2035	2,000	1,132
First Horizon Alternative Mortgage Securities
3.799% due 07/25/2035	538	323
5.403% due 09/25/2035	164	89
First Horizon Asset Securities, Inc.
0.584% due 02/25/2035	40	24
4.742% due 12/25/2033	1,263	1,043
4.921% due 02/25/2035	737	649
5.000% due 03/25/2034	2,202	2,203
5.166% due 06/25/2033	4,014	3,312
First Republic Mortgage Loan Trust
0.619% due 08/15/2032	2,251	1,913
0.669% due 11/15/2031	428	343
0.719% due 11/15/2032	529	435
0.794% due 06/25/2030	505	435
GMAC Commercial Mortgage Securities, Inc.
5.238% due 11/10/2045	20,000	16,619
GMAC Mortgage Corp. Loan Trust
4.765% due 06/25/2034	1,434	778
5.303% due 11/19/2035	918	696
5.500% due 09/25/2034	3,679	3,690
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	25,000	19,996
GS Mortgage Securities Corp. II
1.368% due 03/06/2020	3,000	1,954
GSAA Trust
6.000% due 04/01/2034	1,085	912
GSR Mortgage Loan Trust
0.664% due 01/25/2034	2,343	1,852
3.726% due 06/25/2034	89	76
3.936% due 06/25/2034	1,076	954
4.344% due 12/25/2034	22,825	21,065
4.469% due 09/25/2035	20,572	12,318
4.500% due 08/25/2019	644	639
4.535% due 03/25/2033	102	93
5.000% due 08/25/2019	506	488
5.028% due 05/25/2035	268	152
5.176% due 01/25/2036	860	578
5.347% due 11/25/2035	1,193	854
6.000% due 03/25/2032	47	46
GSRPM Mortgage Loan Trust
0.714% due 11/25/2031	619	578
Harborview Mortgage Loan Trust
0.458% due 04/19/2038	2,457	981
0.493% due 07/19/2046	1,608	668
0.503% due 02/19/2046	2,628	1,125
0.513% due 02/19/2046	138	25
0.533% due 05/19/2035	144	65
3.683% due 06/19/2034	10,000	6,517
4.353% due 05/19/2033	2,603	2,218
Indymac ARM Trust
3.708% due 01/25/2032	11	8
Indymac Index Mortgage Loan Trust
0.404% due 11/25/2046	662	617
0.414% due 01/25/2037	131	125
0.504% due 09/25/2046	1,258	491
0.534% due 04/25/2046	2,076	936
1.094% due 05/25/2034	635	327
4.776% due 01/25/2035	3,645	1,747
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	5,768	4,687
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	16,100	12,387
5.429% due 12/12/2043	20,000	16,223
5.475% due 04/15/2043	20,000	16,010
5.552% due 05/12/2045	20,000	16,129
JPMorgan Mortgage Trust
4.500% due 06/25/2035	122	106
4.773% due 07/25/2035	3,250	853
4.805% due 12/25/2034	172	132
4.811% due 12/25/2034	380	329
4.945% due 11/25/2035	15,155	12,983
4.975% due 08/25/2035	3,044	2,569
5.009% due 07/25/2035	1,717	1,314
5.120% due 10/25/2035	900	512
5.295% due 07/25/2035	8,975	8,130
5.377% due 08/25/2035	1,400	1,086
5.397% due 11/25/2035	819	676
LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	28	28
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.399% due 09/15/2021	1,088	964
MASTR Adjustable Rate Mortgages Trust
3.469% due 11/21/2034	8,234	7,029
4.163% due 07/25/2034	6,205	4,689
4.853% due 01/25/2036	197	137
MASTR Asset Securitization Trust
5.000% due 04/25/2018	2,172	2,173
5.000% due 05/25/2018	542	543
5.500% due 09/25/2033	1,749	1,666
5.750% due 05/25/2036	5,463	5,262
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	1,000	668
5.414% due 07/12/2046	28,500	21,539
5.485% due 03/12/2051	500	337
Merrill Lynch Floating Trust
0.389% due 06/15/2022	1,109	779
Merrill Lynch Mortgage Investors, Inc.
4.865% due 06/25/2035	2,814	2,125
5.486% due 09/25/2033	36	31
MLCC Mortgage Investors, Inc.
0.624% due 08/25/2028	235	149
0.644% due 06/25/2028	586	341
2.161% due 03/25/2028	1,864	1,426
3.527% due 01/25/2029	4,842	1,758
4.250% due 10/25/2035	4,176	3,344
4.948% due 04/25/2035	448	352
Morgan Stanley Capital I
0.380% due 10/15/2020	2,355	1,747
5.692% due 04/15/2049	600	439
Morgan Stanley Mortgage Loan Trust
3.770% due 07/25/2034	1,671	1,570
4.750% due 08/25/2034	115	114
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	149	90
Opteum Mortgage Acceptance Corp.
0.574% due 07/25/2035	1,206	830
Prime Mortgage Trust
0.714% due 02/25/2019	10	9
0.714% due 02/25/2034	29	24
RBSSP Resecuritization Trust
17.694% due 09/26/2036	14,196	12,150
Residential Accredit Loans, Inc.
0.614% due 08/25/2035	1,033	473
0.744% due 02/25/2033	872	758
5.380% due 04/25/2035	14	3
Residential Asset Mortgage Products, Inc.
5.250% due 09/25/2034	1,184	1,183
7.500% due 12/25/2031	1,779	1,702
Residential Asset Securitization Trust
0.814% due 03/25/2033	536	471
3.750% due 10/25/2018	63	60
Residential Funding Mortgage Securities I
5.000% due 04/25/2018	106	101
5.585% due 02/25/2036	561	346
6.500% due 03/25/2032	106	106
Sequoia Mortgage Trust
0.615% due 12/20/2034	478	326
1.215% due 12/20/2032	10	8
2.114% due 05/20/2034	1,001	582
Structured Adjustable Rate Mortgage Loan Trust
0.534% due 05/25/2037	18,434	7,257
0.554% due 03/25/2035	354	159
0.614% due 09/25/2034	432	137
4.266% due 07/25/2034	481	403
4.328% due 03/25/2034	155	123
4.371% due 03/25/2034	718	558
5.073% due 08/25/2034	2,950	2,170
5.497% due 07/25/2035	608	417
Structured Asset Mortgage Investments, Inc.
0.414% due 09/25/2047	2,787	2,598
0.484% due 03/25/2037	6,005	983
0.504% due 03/25/2037	5,358	828
0.534% due 05/25/2036	8,521	3,383
0.544% due 02/25/2036	2,072	820
0.653% due 05/19/2035	41	21
0.733% due 02/19/2033	931	631
4.370% due 02/19/2035	1,748	1,184
Structured Asset Securities Corp.
4.036% due 11/25/2033	256	212
4.093% due 07/25/2032	1	1
4.124% due 05/25/2032	70	63
4.504% due 10/25/2035	732	504
5.414% due 03/25/2033	2,360	2,197
TBW Mortgage-Backed Pass-Through Certificates
0.414% due 09/25/2036	134	133
Thornburg Mortgage Securities Trust
0.414% due 03/25/2037	13,886	12,240
0.424% due 11/25/2046	1,902	1,710
0.434% due 07/25/2036	2,212	1,926
0.434% due 09/25/2046	3,216	2,952
0.464% due 11/25/2046	2,860	2,459
Wachovia Bank Commercial Mortgage Trust
0.409% due 09/15/2021	7,371	5,312
Wachovia Mortgage Loan Trust LLC
5.453% due 10/20/2035	493	365
WaMu Mortgage Pass-Through Certificates
0.534% due 08/25/2046	7,093	2,909
0.544% due 04/25/2045	388	199
0.554% due 06/25/2046	3,534	1,825
0.584% due 12/25/2045	5,193	2,439
0.604% due 07/25/2045	5,688	2,612
0.604% due 10/25/2045	7,588	3,980
0.604% due 12/25/2045	63	29
0.624% due 01/25/2045	7,300	3,404
0.634% due 08/25/2045	309	168
0.672% due 11/25/2034	229	118
0.682% due 11/25/2034	5,979	3,087
0.854% due 12/25/2027	4,366	3,266
2.100% due 04/25/2047	92	38
2.139% due 02/25/2047	2,166	873
2.150% due 12/25/2046	2,399	1,034
2.340% due 08/25/2046	241	86
2.540% due 11/25/2042	628	362
2.740% due 08/25/2042	50	31
2.840% due 11/25/2046	1,282	839
2.880% due 05/25/2046	168	60
3.052% due 06/25/2033	1,369	1,099
3.127% due 07/25/2046	2,178	918
3.127% due 08/25/2046	5,355	2,443
3.127% due 09/25/2046	539	235
3.711% due 03/25/2034	5,196	4,360
4.211% due 08/25/2033	2,230	1,235
4.214% due 08/25/2033	3,661	3,192
4.668% due 04/25/2035	1,500	1,479
4.677% due 05/25/2035	1,646	1,488
4.825% due 10/25/2035	7,657	4,125
4.830% due 09/25/2035	879	717
4.913% due 08/25/2035	3,692	3,178
5.394% due 02/25/2037	2,413	1,433
5.500% due 06/25/2034	654	641
5.500% due 07/25/2034	69	68
5.687% due 02/25/2037	1,239	693
5.833% due 02/25/2037	1,401	878
Washington Mutual MSC Mortgage Pass-Through Certificates
4.773% due 02/25/2031	27	22
5.185% due 02/25/2033	111	92
5.380% due 02/25/2033	116	98
Wells Fargo Mortgage-Backed Securities Trust
0.814% due 07/25/2037	1,738	1,054
3.902% due 06/25/2035	3,351	2,691
4.057% due 11/25/2034	9,592	8,590
4.076% due 10/25/2035	1,768	1,526
4.360% due 09/25/2034	491	404
4.500% due 08/25/2018	7,622	7,340
4.500% due 11/25/2018	5,898	5,704
4.500% due 01/25/2035	102	100
4.537% due 11/25/2034	21,978	18,329
4.544% due 02/25/2035	1,680	1,451
4.550% due 03/25/2035	2,882	2,349
4.649% due 09/25/2033	14,150	12,216
4.676% due 01/25/2034	2,257	2,065
4.697% due 12/25/2033	1,630	1,472
4.722% due 07/25/2034	4,431	4,384
4.750% due 10/25/2018	6,855	6,820
4.950% due 03/25/2036	5,125	3,626
4.981% due 12/25/2034	1,017	907
5.000% due 07/25/2019	75	74
5.002% due 10/25/2035	301	244
5.072% due 03/25/2036	8,653	6,208
5.241% due 04/25/2036	193	142
5.593% due 07/25/2036	873	586
6.000% due 09/25/2036	668	571

Total Mortgage-Backed Securities (Cost $959,760)		712,741

ASSET-BACKED SECURITIES 16.8%
American Express Credit Account Master Trust
0.349% due 12/15/2013	3,000	2,938
0.819% due 02/15/2012	189	188
Aurum CLO 2002-1 Ltd.
1.561% due 04/15/2014	4,343	4,038
BankAmerica Manufactured Housing Contract Trust
6.940% due 04/10/2023	11,683	11,761
Bear Stearns Asset-Backed Securities Trust
0.364% due 11/25/2036	512	451
0.384% due 12/25/2036	63	54
4.881% due 10/25/2036	5,960	3,356
4.939% due 10/25/2036	4,048	2,276
5.508% due 10/25/2036	7,485	4,007
6.250% due 12/25/2036	7,847	6,069
6.250% due 02/25/2037	15,255	6,270
Bear Stearns Second Lien Trust
1.114% due 12/25/2036	21,100	962
Capital Auto Receivables Asset Trust
1.769% due 10/15/2012	8,600	8,544
Carrington Mortgage Loan Trust
0.414% due 06/25/2037	1,144	911
Chase Issuance Trust
0.789% due 06/15/2012	4,950	4,805
Citibank Credit Card Issuance Trust
0.385% due 04/24/2014	650	627
Citibank Omni Master Trust
1.415% due 12/23/2013	10,000	9,985
Conseco Financial Corp.
6.110% due 09/01/2023	2,153	2,132
Countrywide Asset-Backed Certificates
0.424% due 10/25/2046	399	375
0.574% due 05/25/2036	6,340	4,741
First Franklin Mortgage Loan Asset-Backed Certificates
0.424% due 04/25/2036	559	547
Ford Credit Auto Owner Trust
1.939% due 05/15/2012	5,000	4,970
2.100% due 11/15/2011	5,500	5,505
Franklin Auto Trust
1.315% due 10/20/2011	6,780	6,790
HFC Home Equity Loan Asset-Backed Certificates
0.495% due 01/20/2036	3,713	2,267
1.115% due 11/20/2036	2,707	2,537
Home Equity Asset Trust
0.914% due 11/25/2032	8	3
Home Equity Mortgage Trust
5.821% due 04/25/2035	947	557
HSI Asset Securitization Corp. Trust
0.364% due 10/25/2036	128	76
0.424% due 12/25/2036	9,000	2,182
Indymac Residential Asset-Backed Trust
0.834% due 10/25/2035	1,600	30
Irwin Home Equity Corp.
0.854% due 07/25/2032	284	147
JPMorgan Mortgage Acquisition Corp.
0.377% due 11/25/2036	219	208
0.394% due 03/25/2037	84	67
0.404% due 10/25/2036	634	550
0.405% due 07/25/2036	14,548	12,937
0.424% due 08/25/2036	30	29
Lehman XS Trust
0.384% due 05/25/2046	2	2
0.464% due 04/25/2037	15,217	10,169
5.390% due 11/25/2035	18,714	8,904
Long Beach Mortgage Loan Trust
0.494% due 08/25/2035	112	109
0.594% due 10/25/2034	677	433
1.014% due 03/25/2032	91	48
Madison Avenue Manufactured Housing Contract
1.764% due 03/25/2032	15,397	12,239
Massachusetts Educational Financing Authority
2.042% due 04/25/2038	10,130	10,016
MASTR Asset-Backed Securities Trust
0.364% due 01/25/2037	9,026	2,463
MBNA Credit Card Master Note Trust
0.379% due 11/16/2015	3,000	2,819
Merrill Lynch Mortgage Investors, Inc.
0.494% due 09/25/2036	1,006	210
Morgan Stanley IXIS Real Estate Capital Trust
0.424% due 11/25/2036	15,000	5,025
Morgan Stanley Mortgage Loan Trust
0.384% due 01/25/2047	6,372	5,533
Nationstar Home Equity Loan Trust
0.434% due 04/25/2037	4,408	3,919
Nationstar NIM Trust
8.000% due 06/25/2037	24	2
New Century Home Equity Loan Trust
0.494% due 05/25/2036	1,586	1,076
0.574% due 06/25/2035	1,312	660
Renaissance Home Equity Loan Trust
0.754% due 08/25/2033	458	221
1.014% due 08/25/2032	10	4
1.414% due 09/25/2037	8,395	7,198
Residential Asset Mortgage Products, Inc.
0.384% due 02/25/2037	2,269	1,945
0.394% due 10/25/2036	311	307
Residential Asset Securities Corp.
0.384% due 02/25/2037	1,891	1,742
0.394% due 10/25/2036	37	36
0.424% due 07/25/2036	851	783
0.424% due 04/25/2037	3,988	3,473
SACO I, Inc.
0.694% due 11/25/2035	1,292	527
Salomon Brothers Mortgage Securities VII, Inc.
0.614% due 03/25/2032	146	131
SBI HELOC Trust
0.484% due 08/25/2036	141	127
Securitized Asset-Backed Receivables LLC Trust
0.394% due 11/25/2036	6,688	2,759
SLM Student Loan Trust
1.092% due 01/25/2018	14	14
Soundview Home Equity Loan Trust
0.374% due 11/25/2036	1,414	762
0.394% due 06/25/2037	4,135	3,310
0.424% due 01/25/2037	10,000	7,221
0.464% due 06/25/2037	35,000	12,710
Specialty Underwriting & Residential Finance
0.414% due 11/25/2037	13,000	5,610
0.994% due 01/25/2034	50	16
Stone Tower CLO Ltd.
1.419% due 08/21/2013	3,489	3,064
Structured Asset Securities Corp.
0.364% due 09/25/2036	518	479
0.394% due 01/25/2037	381	336
0.514% due 11/25/2035	1,004	954
0.604% due 01/25/2033	802	571
Trapeza CDO I LLC
2.029% due 11/16/2034	1,000	141
Vanderbilt Acquisition Loan Trust
7.120% due 05/07/2032	5,000	4,208
WaMu Asset-Backed Certificates
0.424% due 01/25/2037	14,656	3,401
Wells Fargo Home Equity Trust
0.554% due 10/25/2035	758	726
0.564% due 12/25/2035	634	589
WMC Mortgage Loan Pass-Through Certificates
0.999% due 05/15/2030	202	179

Total Asset-Backed Securities (Cost $386,571)		241,063

SHORT-TERM INSTRUMENTS 1.8%
U.S. TREASURY BILLS 0.2%
0.113% due 07/02/2009 - 07/23/2009 (b)(d)	2,990	2,990

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 1.6%
	2,262,650	22,647

Total Short-Term Instruments (Cost $25,637)		25,637

PURCHASED OPTIONS (g) 0.2% (Cost $814)		2,857
Total Investments 123.9% (Cost $2,196,016)		$1,780,344
Other Assets and Liabilities (Net) (23.9%)		(342,847)

Net Assets 100.0%		$1,437,497

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Affiliated to the Portfolio.

(d) Securities with an aggregate market value of $116,101 have been pledged as collateral for swap and swaption contracts on June 30, 2009.

(e) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $277,236 at a weighted average interest rate of 0.458%. On June 30, 2009, securities valued at $271,567 were pledged as collateral for reverse repurchase agreements.

(f) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Asset Backed Securities - Buy Protection(1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Avenue CLO Fund Ltd. 3-Month USD-LIBOR plus 1.650% due 07/20/2018	JPM	(1.750%)	07/20/2018	$2,500	$2,059	$0	$2,059
Commercial Industrial Finance Corp. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CITI	(2.150%)	10/20/2020	500	431	0	431
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%)	10/11/2021	2,000	1,589	0	1,589

					$4,079	$0	$4,079

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX Financing Co.	JPM	(0.500%)	12/20/2016	1.125%	$3,000	$120	$0	$120
AutoZone, Inc.	JPM	(0.650%)	12/20/2012	0.502%	3,000	(16)	0	(16)
AutoZone, Inc.	RBS	(0.810%)	12/20/2015	0.533%	2,500	(41)	0	(41)
BAE Systems Holdings, Inc.	UBS	(0.140%)	12/20/2011	0.705%	2,000	27	0	27
Bank of America Corp.	DUB	(0.180%)	12/20/2016	2.080%	10,000	1,135	0	1,135
Bear Stearns Cos. LLC	CITI	(4.050%)	09/20/2012	1.133%	5,863	(533)	0	(533)
BHP Billiton Finance USA Ltd.	BOA	(0.135%)	03/20/2012	0.960%	3,000	66	0	66
Boston Scientific Corp.	UBS	(0.500%)	06/20/2011	1.056%	2,500	27	0	27
CNA Financial Corp.	CITI	(0.470%)	12/20/2014	2.864%	3,000	326	0	326
Consumers Energy Co.	BOA	(0.090%)	03/20/2012	2.820%	3,000	208	0	208
Countrywide Financial Corp.	JPM	(0.710%)	06/20/2016	3.263%	5,000	711	0	711
Daimler Finance N.A. LLC	BCLY	(0.535%)	09/20/2011	1.524%	5,000	106	0	106
Daimler Finance N.A. LLC	BCLY	(0.580%)	09/20/2011	1.524%	4,000	81	0	81
Daimler Finance N.A. LLC	RBS	(0.480%)	09/20/2011	1.524%	5,000	112	0	112
Dominion Resources, Inc.	BOA	(0.455%)	03/20/2016	0.570%	3,000	21	0	21
HSBC Finance Corp.	BNP	(0.165%)	12/20/2013	4.498%	5,000	793	0	793
HSBC Finance Corp.	JPM	(0.220%)	06/20/2016	4.233%	3,000	608	0	608
HSBC Finance Corp.	RBS	(0.200%)	12/20/2011	4.678%	6,300	630	0	630
iStar Financial, Inc.	RBS	(0.565%)	12/20/2013	21.155%	6,000	3,006	0	3,006
Johnson Controls, Inc.	JPM	(0.280%)	03/20/2011	2.404%	5,000	178	0	178
Johnson Controls, Inc.	JPM	(0.500%)	03/20/2016	2.756%	3,000	368	0	368
Kerr-McGee Corp.	RBS	(0.160%)	09/20/2011	0.350%	4,100	17	0	17
Kroger Co.	MSC	(0.560%)	03/20/2013	0.806%	4,000	34	0	34
Lennar Corp.	JPM	(0.660%)	12/20/2011	4.154%	3,000	236	0	236
Morgan Stanley	RBS	(0.275%)	12/20/2015	1.976%	3,000	275	0	275
Morgan Stanley	RBS	(0.320%)	12/20/2016	1.917%	5,000	481	0	481
ORIX Corp.	MLP	(0.280%)	12/20/2011	4.550%	5,000	497	0	497
Progress Energy, Inc.	MLP	(0.100%)	03/20/2011	0.461%	3,348	21	0	21
Rio Tinto Alcan, Inc.	JPM	(0.420%)	06/20/2015	0.463%	2,500	6	0	6
Sealed Air Corp.	MSC	(0.590%)	09/20/2013	1.255%	5,000	130	0	130
SLM Corp.	RBS	(0.190%)	12/20/2011	8.685%	8,000	1,406	0	1,406
Textron Financial Corp.	JPM	(0.110%)	06/20/2010	8.273%	2,000	150	0	150
Time Warner, Inc.	BCLY	(0.700%)	12/20/2016	0.830%	5,000	41	0	41
Viacom, Inc.	UBS	(0.470%)	06/20/2011	1.490%	3,000	59	97	(38)
Weatherford International Ltd.	DUB	(0.410%)	12/20/2013	1.259%	2,500	88	0	88

						$11,374	$97	$11,277

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Berkshire Hathaway Finance Corp.	JPM	0.900%	09/20/2009	2.632%	$5,000	$(19)	$0	$(19)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	4.048%	3,000	(131)	0	(131)

						$(150)	$0	$(150)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	DUB	0.540%	07/25/2045	$342	$(315)	$(23)	$(292)
ABX.HE A 06-1 Index	MLP	0.540%	07/25/2045	293	(269)	(20)	(249)
ABX.HE A 06-1 Index	UBS	0.540%	07/25/2045	341	(315)	(23)	(292)
ABX.HE AA 07-1 Index	BOA	0.150%	08/25/2037	20,000	(19,397)	(17,750)	(1,647)
ABX.HE AA 07-1 Index	CSFB	0.150%	08/25/2037	60,000	(58,191)	(46,200)	(11,991)
ABX.HE AAA 06-1 Index	DUB	0.180%	07/25/2045	3,423	(564)	(531)	(33)
ABX.HE AAA 06-1 Index	MLP	0.180%	07/25/2045	11,437	(3,511)	(1,287)	(2,224)
ABX.HE AAA 07-1 Index	CITI	0.090%	08/25/2037	25,000	(18,545)	(11,938)	(6,607)
ABX.HE AAA 07-1 Index	RBS	0.090%	08/25/2037	12,500	(9,272)	(9,562)	290
CDX.IG-7 5-Year Index 10-15%	GSC	0.060%	12/20/2011	25,000	(1,039)	0	(1,039)
CDX.IG-7 5-Year Index 10-15%	JPM	0.068%	12/20/2011	75,000	(3,104)	0	(3,104)
CDX.IG-7 10-Year Index 15-30%	DUB	0.157%	12/20/2016	25,000	(1,508)	0	(1,508)
CDX.IG-7 10-Year Index 15-30%	GSC	0.152%	12/20/2016	25,000	(1,516)	0	(1,516)
CDX.IG-7 10-Year Index 15-30%	MLP	0.144%	12/20/2016	25,000	(1,529)	0	(1,529)

					$(119,075)	$(87,334)	$(31,741)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	BCLY	$5,700	$36	$0	$36
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA	49,800	(7,102)	(6,708)	(394)

						$(7,066)	$(6,708)	$(358)

(g) Purchased options outstanding on June 30, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$20,500	$218	$735
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	8,500	95	304
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	30,900	301	1,108
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	19,800	200	710

							$814	$2,857

(h) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Freddie Mac	6.000%	07/01/2039	$3,800	$3,952	$3,967

(i) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$335,865	$0	$335,865
U.S. Government Agencies	0	461,957	224	462,181
Mortgage-Backed Securities	7,676	692,411	12,654	712,741
Asset-Backed Securities	0	233,959	7,104	241,063
Other Investments++	22,647	5,847	0	28,494

Investments, at value	$30,323	$1,730,039	$19,982	$1,780,344

Short Sales, at value	$0	$(3,967)	$0	$(3,967)

Financial Derivative Instruments+++	$0	$(20,972)	$4,079	$(16,893)

Total	$30,323	$1,705,100	$24,061	$1,759,484

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 06/30/2009
U.S. Government Agencies	$231	$(5)	$0	$0	$(2)	$0	$224
Mortgage-Backed Securities	0	12,141	1	0	63	449	12,654
Asset-Backed Securities	7,239	(381)	(2)	0	248	0	7,104

Investments, at value	$7,470	$11,755	$(1)	$0	$309	$449	$19,982

Financial Derivative Instruments+++	$4,302	$0	$0	$0	$(223)	$0	$4,079

Total	$11,772	$11,755	$(1)	$0	$86	$449	$24,061

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

U.S. Government Sector Portfolio

June 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 11.9%
BANKING & FINANCE 10.6%
Bank of America Corp.
0.721% due 09/25/2009	$2,000	$1,998
1.127% due 11/06/2009	20,000	19,966
Bank of Scotland PLC
1.152% due 07/17/2009	2,500	2,499
Bear Stearns Cos. LLC
1.093% due 08/15/2011	100	97
Citigroup, Inc.
8.400% due 04/29/2049 (a)	43,800	32,908
General Electric Capital Corp.
1.562% due 12/09/2011	75,000	76,985
Goldman Sachs Group, Inc.
0.901% due 06/28/2010	11,600	11,540
1.561% due 10/07/2011	2,000	1,921
Governor & Co. of the Bank of Ireland
0.663% due 12/18/2009	5,500	5,450
HSBC Finance Corp.
0.719% due 03/12/2010	8,100	7,968
1.162% due 10/21/2009	18,600	18,547
JPMorgan Chase & Co.
1.282% due 01/17/2011	400	396
Kreditanstalt fuer Wiederaufbau
3.500% due 03/10/2014	200	204
Merrill Lynch & Co., Inc.
0.996% due 08/14/2009	5,900	5,900
1.236% due 02/05/2010	100	99
Morgan Stanley
1.357% due 01/18/2011	100	97
3.006% due 05/14/2010	200	200
New York Community Bank
3.000% due 12/16/2011	20,000	20,570
Regions Bank
3.250% due 12/09/2011	45,000	46,719
SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049	39,600	38,475
SunTrust Bank
3.000% due 11/16/2011	45,000	46,457
U.S. Trade Funding Corp.
4.260% due 11/15/2014	7,509	8,018

		347,014

INDUSTRIALS 0.5%
CVS Caremark Corp.
0.968% due 06/01/2010	14,100	14,004
Totem Ocean Trailer Express, Inc.
4.514% due 12/18/2019	525	543
Yum! Brands, Inc.
6.875% due 11/15/2037	3,000	3,030

		17,577

UTILITIES 0.8%
AT&T, Inc.
1.116% due 02/05/2010	5,300	5,305
BellSouth Corp.
4.950% due 04/26/2021	16,600	16,963
Ohio Power Co.
0.775% due 04/05/2010	2,400	2,374

		24,642

Total Corporate Bonds & Notes (Cost $384,066)		389,233

MUNICIPAL BONDS & NOTES 0.2%
Florida State Board of Education General Obligation Bonds, Series 2008
4.750% due 06/01/2034	1,200	1,157
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	2,400	1,798
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2007
4.500% due 07/01/2025	2,020	1,874
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.250% due 09/15/2023	1,100	1,105

Total Municipal Bonds & Notes (Cost $6,454)		5,934

U.S. GOVERNMENT AGENCIES 39.5%
Fannie Mae
0.374% due 12/25/2036	3,731	3,368
0.429% due 03/25/2034	1,707	1,556
0.444% due 03/25/2036	3,008	2,602
0.534% due 07/25/2032	932	823
0.554% due 06/25/2033	1,421	1,353
0.574% due 06/25/2032	2	2
0.634% due 03/25/2032	690	570
0.654% due 11/25/2032	11	7
0.664% due 05/25/2042	839	754
0.794% due 08/25/2021 - 03/25/2022	125	124
0.944% due 08/25/2022	34	34
1.044% due 04/25/2022	56	55
1.214% due 04/25/2032	952	966
2.638% due 02/01/2041 - 10/01/2044	17,198	17,020
2.838% due 11/01/2030	2	2
2.877% due 11/01/2020	28	28
2.969% due 03/01/2018	25	25
3.105% due 06/01/2032	5	5
3.286% due 05/01/2032	24	24
3.392% due 11/01/2035	1,362	1,384
3.432% due 11/01/2035	2,948	2,995
3.597% due 03/01/2026	21	21
3.935% due 06/01/2021	2,089	2,065
4.077% due 07/01/2018	523	522
4.127% due 05/01/2025	17	17
4.132% due 01/01/2029	29	30
4.328% due 12/01/2032	9	9
4.386% due 10/01/2032	52	53
4.433% due 09/01/2017	25	25
4.448% due 01/01/2018	18	18
4.500% due 04/25/2016 - 05/01/2023	22,980	23,556
4.525% due 12/01/2031	11	11
4.615% due 08/01/2036	932	965
4.650% due 08/01/2014	31	31
4.751% due 03/01/2035	3,455	3,555
4.754% due 12/01/2029	10	10
4.970% due 02/01/2026	13	14
5.000% due 01/25/2017 - 07/01/2039	116,261	118,402
5.000% due 02/01/2038 (e)	20,489	20,923
5.022% due 09/01/2031	92	93
5.062% due 12/01/2022	53	53
5.105% due 01/01/2018	42	42
5.125% due 09/01/2022	5	5
5.145% due 09/01/2028	38	39
5.155% due 09/01/2033	6	6
5.238% due 12/01/2029	8	8
5.250% due 05/01/2022	14	14
5.279% due 01/01/2036	5,545	5,747
5.344% due 12/01/2029	26	27
5.347% due 10/01/2025	39	40
5.415% due 09/01/2032	7	7
5.493% due 12/01/2035	853	886
5.500% due 01/01/2027 - 12/01/2038	143,794	148,599
5.603% due 09/01/2026	813	817
5.650% due 11/01/2014	22	23
5.722% due 08/01/2028	13	14
5.800% due 02/09/2026	30,000	31,098
5.950% due 02/25/2044	5,514	5,831
6.000% due 05/01/2037	3,787	3,967
6.000% due 10/01/2038 (e)	24,688	25,842
6.210% due 08/06/2038	14,200	16,207
6.319% due 06/01/2025	19	20
Farmer Mac
7.320% due 07/25/2011	1,750	1,717
Federal Home Loan Bank
4.625% due 09/11/2020	30,800	31,523
5.125% due 08/15/2019	98,000	105,418
6.640% due 12/13/2016	75	89
Freddie Mac
0.000% due 12/11/2025	9,084	3,773
0.554% due 07/25/2031	673	606
0.669% due 12/15/2030 - 06/15/2031	2,796	2,757
0.719% due 11/15/2016 - 03/15/2017	4,222	4,192
0.819% due 06/15/2030 - 12/15/2032	1,034	1,030
0.869% due 06/15/2031	301	299
0.937% due 08/05/2011	290,000	290,105
1.075% due 02/15/2027	27	26
2.638% due 10/25/2044	6,222	6,126
2.639% due 02/25/2045	1,916	1,827
2.838% due 07/25/2044	4,134	4,094
3.083% due 05/01/2032	20	20
3.159% due 04/01/2027	21	21
3.436% due 07/01/2029	23	23
3.528% due 02/01/2032	10	10
3.935% due 02/01/2032	23	23
4.000% due 10/15/2023	273	273
4.043% due 07/01/2020	172	174
4.198% due 03/01/2025	2	2
4.217% due 08/01/2019	47	47
4.236% due 02/01/2024	47	48
4.250% due 05/22/2013 - 02/15/2025	3,373	3,415
4.365% due 12/01/2031	9	9
4.499% due 02/01/2018	52	52
4.500% due 07/06/2010 - 07/01/2039	87,627	87,268
4.649% due 02/01/2035	5,885	6,077
4.700% due 06/01/2035 (e)	16,381	16,868
4.754% due 01/01/2032	44	45
4.816% due 02/01/2025	12	12
4.998% due 10/01/2031	9	9
5.000% due 01/15/2018 - 01/15/2034	28,078	29,262
5.053% due 08/01/2020	37	37
5.084% due 03/01/2035	360	374
5.231% due 08/01/2031	3	3
5.400% due 03/17/2021	500	538
5.500% due 08/15/2030 - 08/01/2038	12,481	13,017
5.625% due 11/23/2035	74,000	75,990
6.500% due 10/25/2043	1,746	1,857
Ginnie Mae
4.125% due 10/20/2023 - 10/20/2024	135	138
4.250% due 02/20/2030	1,729	1,758
4.375% due 02/20/2024 - 02/20/2026	421	430
4.625% due 07/20/2025 - 08/20/2026	1,009	1,034
5.000% due 05/20/2034	27,276	27,155
5.375% due 04/20/2023 - 04/20/2032	1,278	1,318
8.500% due 03/20/2025	72	78
Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	762	753
1.000% due 03/25/2025 - 07/25/2025	637	631
1.100% due 01/25/2019 - 11/25/2024	869	862
4.500% due 03/01/2023	962	988
4.760% due 09/01/2025	26,569	27,545
4.770% due 04/01/2024	7,207	7,471
4.875% due 09/10/2013	1,328	1,369
4.930% due 01/01/2024	5,919	6,170
5.136% due 08/10/2013	7,550	7,857
5.240% due 08/01/2023	3,789	3,933
7.060% due 11/01/2019	970	1,048
7.220% due 11/01/2020	972	1,058
7.449% due 08/01/2010	109	113
8.017% due 02/10/2010	587	607
Tennessee Valley Authority
5.375% due 04/01/2056	22,600	22,155
5.500% due 06/15/2038	35,000	35,446
U.S. Department of Housing and Urban Development
4.930% due 08/01/2014	4,000	4,292
5.190% due 08/01/2016	5,000	5,332

Total U.S. Government Agencies (Cost $1,275,687)		1,291,906

U.S. TREASURY OBLIGATIONS 2.2%
U.S. Treasury Notes
0.875% due 04/30/2011 (e)	13,135	13,101
2.625% due 06/30/2014	60,000	60,230

Total U.S. Treasury Obligations (Cost $73,397)		73,331

MORTGAGE-BACKED SECURITIES 17.0%
Banc of America Funding Corp.
4.585% due 02/20/2036	35,424	26,934
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	885	838
Bear Stearns Adjustable Rate Mortgage Trust
4.374% due 11/25/2034	4,052	3,477
4.625% due 10/25/2035	13,143	10,422
4.740% due 10/25/2035	12,630	12,185
5.021% due 04/25/2033	664	595
5.088% due 02/25/2033	127	114
5.106% due 01/25/2034	856	658
5.287% due 04/25/2033	61	60
5.426% due 04/25/2033	824	764
Bear Stearns Alt-A Trust
0.474% due 02/25/2034	5,183	2,942
5.490% due 09/25/2035	15,631	8,494
5.673% due 11/25/2036	42,849	21,810
5.694% due 11/25/2036	31,979	16,215
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	109	109
Bear Stearns Mortgage Funding Trust
0.384% due 02/25/2037	5,336	4,115
CBA Commercial Small Balance Commercial Mortgage
0.594% due 12/25/2036	3,823	1,723
CC Mortgage Funding Corp.
0.444% due 05/25/2048	8,462	3,094
0.564% due 08/25/2035	1,789	1,161
Citigroup Commercial Mortgage Trust
0.389% due 08/15/2021	37	31
Citigroup Mortgage Loan Trust, Inc.
2.850% due 12/25/2035	3,383	2,762
4.700% due 12/25/2035	26,085	21,074
4.900% due 10/25/2035	51,780	39,353
Countrywide Alternative Loan Trust
0.395% due 09/20/2046	1,513	1,476
0.474% due 02/25/2047	1,539	581
0.494% due 05/25/2047	9,632	3,620
0.495% due 02/20/2047	12,759	4,968
0.514% due 05/25/2036	949	376
0.524% due 05/25/2035	2,025	915
0.525% due 03/20/2046	9,918	4,078
0.594% due 12/25/2035	812	382
2.340% due 02/25/2036	954	439
4.500% due 06/25/2035	297	290
5.500% due 03/25/2036	7,240	5,331
Countrywide Home Loan Mortgage Pass-Through Trust
0.544% due 05/25/2035	3,302	1,473
0.604% due 04/25/2035	736	338
0.644% due 02/25/2035	2,091	1,095
0.654% due 02/25/2035	1,244	661
0.654% due 06/25/2035	331	240
3.815% due 04/25/2035	1,133	395
4.620% due 08/25/2034	5,054	4,037
5.781% due 09/20/2036	15,418	7,088
CS First Boston Mortgage Securities Corp.
3.044% due 05/25/2032	57	53
4.151% due 06/25/2032	71	59
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.384% due 01/25/2047	1,218	1,105
0.394% due 02/25/2037	1,408	1,302
Downey Savings & Loan Association Mortgage Loan Trust
0.573% due 08/19/2045	1,764	778
First Republic Mortgage Loan Trust
0.569% due 11/15/2030	701	570
0.794% due 06/25/2030	673	580
GMAC Commercial Mortgage Securities, Inc.
6.957% due 09/15/2035	400	413
Greenpoint Mortgage Funding Trust
0.394% due 10/25/2046	8,386	6,910
0.394% due 01/25/2047	7,770	5,901
0.534% due 06/25/2045	1,664	710
GS Mortgage Securities Corp. II
0.408% due 03/06/2020	10,080	8,648
GSR Mortgage Loan Trust
4.971% due 04/25/2036	10,850	6,136
GSRPM Mortgage Loan Trust
1.014% due 01/25/2032	251	162
Harborview Mortgage Loan Trust
0.403% due 01/19/2038	2,316	2,141
0.458% due 04/19/2038	4,168	1,665
0.533% due 05/19/2035	4,179	1,874
0.683% due 02/19/2034	1,212	940
Impac CMB Trust
1.314% due 07/25/2033	208	153
Impac Secured Assets CMN Owner Trust
0.394% due 01/25/2037	2,398	2,251
Indymac Index Mortgage Loan Trust
0.404% due 11/25/2046	3,844	3,582
0.414% due 01/25/2037	170	163
0.634% due 02/25/2035	6,564	2,914
JPMorgan Mortgage Trust
4.773% due 07/25/2035	37,053	29,748
5.009% due 07/25/2035	5,009	3,832
5.345% due 02/25/2036	9,535	7,959
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.399% due 09/15/2021	2,394	2,120
MASTR Adjustable Rate Mortgages Trust
0.424% due 05/25/2047	199	195
3.912% due 05/25/2034	560	439
MASTR Asset Securitization Trust
4.500% due 03/25/2018	1,533	1,514
5.500% due 09/25/2033	1,022	973
Mellon Residential Funding Corp.
0.669% due 11/15/2031	2,758	2,006
0.759% due 12/15/2030	3,109	2,507
Merrill Lynch Floating Trust
0.389% due 06/15/2022	3,548	2,492
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	500	436
Morgan Stanley Capital I
0.380% due 10/15/2020	12,094	8,973
4.490% due 01/13/2041	350	351
New Century Alternative Mortgage Loan Trust
0.374% due 07/25/2036	202	200
Prime Mortgage Trust
5.000% due 02/25/2019	2,954	2,876
Residential Accredit Loans, Inc.
0.414% due 09/25/2046	2,526	1,985
0.614% due 08/25/2035	3,139	1,438
0.714% due 01/25/2033	1,581	1,412
0.714% due 03/25/2033	4,749	4,161
2.700% due 09/25/2045	1,282	574
Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034	508	495
8.500% due 10/25/2031	1,339	1,189
Residential Funding Mortgage Securities I
6.500% due 03/25/2032	196	197
Sequoia Mortgage Trust
0.663% due 10/19/2026	2,478	1,880
0.665% due 07/20/2033	3,328	2,674
0.785% due 07/20/2033	2,340	1,386
Structured Adjustable Rate Mortgage Loan Trust
2.610% due 01/25/2035	1,030	436
Structured Asset Mortgage Investments, Inc.
0.384% due 08/25/2036	1,316	1,260
0.414% due 09/25/2047	1,375	1,282
0.504% due 06/25/2036	873	331
0.534% due 05/25/2036	39,682	15,755
0.663% due 03/19/2034	1,105	689
0.893% due 07/19/2034	606	332
Structured Asset Securities Corp.
0.364% due 05/25/2036	1,444	1,345
4.504% due 10/25/2035	3,036	2,090
TBW Mortgage-Backed Pass-Through Certificates
0.414% due 09/25/2036	114	114
0.424% due 01/25/2037	2,792	2,536
Thornburg Mortgage Securities Trust
0.414% due 03/25/2037	15,275	13,464
0.424% due 11/25/2046	11,711	10,529
0.434% due 09/25/2046	15,232	13,982
Wachovia Bank Commercial Mortgage Trust
0.409% due 09/15/2021	30,681	22,111
WaMu Mortgage Pass-Through Certificates
0.544% due 04/25/2045	5,094	2,619
0.574% due 11/25/2045	3,523	1,709
0.584% due 12/25/2045	2,109	991
0.604% due 10/25/2045	4,200	2,203
0.854% due 12/25/2027	8,276	6,192
2.070% due 01/25/2047	2,806	1,245
2.150% due 12/25/2046	5,484	2,363
2.320% due 06/25/2046	7,767	3,542
2.340% due 02/25/2046	5,790	2,582
2.540% due 11/25/2042	1,402	809
2.674% due 05/25/2041	601	491
2.740% due 06/25/2042	1,073	780
2.840% due 11/25/2046	2,338	1,531
2.877% due 02/27/2034	1,396	1,144
2.880% due 05/25/2046	1,428	514
3.127% due 07/25/2046	13,553	5,710
3.127% due 08/25/2046	34,248	15,626
3.127% due 09/25/2046	5,727	2,496
3.127% due 10/25/2046	2,973	1,334
3.127% due 12/25/2046	3,127	1,330
3.711% due 03/25/2034	633	531
Washington Mutual MSC Mortgage Pass-Through Certificates
4.541% due 05/25/2033	123	82
5.185% due 02/25/2033	5	4
5.380% due 02/25/2033	72	61
Wells Fargo Mortgage-Backed Securities Trust
3.581% due 09/25/2034	3,563	3,102
4.121% due 07/25/2035	8,610	7,788
4.477% due 11/25/2033	525	474
4.500% due 11/25/2018	6,383	6,174
4.950% due 03/25/2036	67,359	47,662

Total Mortgage-Backed Securities (Cost $841,519)		557,080

ASSET-BACKED SECURITIES 6.2%
Accredited Mortgage Loan Trust
0.364% due 02/25/2037	2,066	1,901
ACE Securities Corp.
0.364% due 07/25/2036	86	85
0.364% due 08/25/2036	1,145	830
0.394% due 10/25/2036	346	335
0.464% due 12/25/2035	493	481
Asset-Backed Funding Certificates
0.374% due 10/25/2036	241	237
0.664% due 06/25/2034	8,073	3,966
Asset-Backed Securities Corp. Home Equity
0.364% due 12/25/2036	344	316
0.394% due 05/25/2037	785	626
0.839% due 06/15/2031	486	223
0.859% due 11/15/2031	43	23
Bear Stearns Asset-Backed Securities Trust
0.354% due 02/25/2037	3,162	2,694
0.364% due 11/25/2036	2,485	2,190
0.384% due 12/25/2036	943	801
0.394% due 10/25/2036	1,455	1,290
0.424% due 11/25/2036	7,365	4,319
0.814% due 11/25/2042	4,070	3,053
0.974% due 10/25/2032	147	90
Carrington Mortgage Loan Trust
0.364% due 08/25/2036	32	32
0.364% due 10/25/2036	2,064	1,934
0.364% due 12/25/2036	1,991	1,475
0.474% due 01/25/2036	2,154	2,043
0.634% due 10/25/2035	1,907	1,481
CIT Group Home Equity Loan Trust
0.584% due 06/25/2033	287	210
Citigroup Mortgage Loan Trust, Inc.
0.354% due 12/25/2036	2,574	2,009
0.374% due 01/25/2037	55	55
0.374% due 05/25/2037	2,229	1,794
0.374% due 07/25/2045	4,068	2,861
0.414% due 10/25/2036	3,605	3,383
0.424% due 08/25/2036	1,748	1,247
0.424% due 03/25/2037	1,111	769
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,463	891
Countrywide Asset-Backed Certificates
0.364% due 07/25/2037	3,970	3,667
0.364% due 12/25/2046	463	454
0.364% due 03/25/2047	679	660
0.364% due 05/25/2047	1,939	1,766
0.374% due 03/25/2037	368	358
0.394% due 10/25/2047	1,347	1,183
0.414% due 09/25/2037	1,318	1,177
0.414% due 09/25/2047	2,002	1,755
0.474% due 02/25/2036	442	419
0.494% due 09/25/2036	3,289	2,330
0.504% due 06/25/2036	2,385	1,615
0.794% due 12/25/2031	199	87
Credit-Based Asset Servicing & Securitization LLC
0.374% due 11/25/2036	1,737	1,419
0.384% due 01/25/2037	2,631	1,263
0.404% due 12/25/2037	982	936
CS First Boston Mortgage Securities Corp.
0.934% due 01/25/2032	136	89
First Franklin Mortgage Loan Asset-Backed Certificates
0.354% due 09/25/2036	1,615	1,574
0.354% due 01/25/2038	1,851	1,706
0.364% due 11/25/2036	7,896	7,441
0.364% due 12/25/2036	55	54
0.364% due 03/25/2037	9,349	8,673
0.384% due 12/25/2037	1,057	1,000
0.684% due 12/25/2034	118	95
Fremont Home Loan Trust
0.364% due 10/25/2036	1,290	807
0.374% due 01/25/2037	2,799	1,816
GE-WMC Mortgage Securities LLC
0.354% due 08/25/2036	526	389
GSAMP Trust
0.354% due 10/25/2046	754	714
0.384% due 10/25/2036	106	85
0.384% due 12/25/2036	2,867	1,520
0.404% due 11/25/2035	293	63
GSRPM Mortgage Loan Trust
0.694% due 09/25/2042	464	448
HFC Home Equity Loan Asset-Backed Certificates
0.665% due 09/20/2033	1,315	985
Home Equity Asset Trust
0.374% due 05/25/2037	1,104	975
1.234% due 02/25/2033	1	0
HSI Asset Securitization Corp. Trust
0.364% due 10/25/2036	2,215	1,306
0.364% due 12/25/2036	868	753
Indymac Residential Asset-Backed Trust
0.374% due 04/25/2037	1,628	1,546
0.394% due 07/25/2037	1,511	1,371
0.444% due 04/25/2047	2,055	1,746
IXIS Real Estate Capital Trust
0.374% due 05/25/2037	73	36
JPMorgan Mortgage Acquisition Corp.
0.364% due 07/25/2036	1,060	1,005
0.364% due 08/25/2036	1,454	1,350
0.364% due 10/25/2036	5,155	4,006
0.374% due 05/25/2037	2,396	1,957
0.374% due 03/25/2047	1,716	1,235
0.377% due 11/25/2036	351	332
0.394% due 08/25/2036	449	414
0.394% due 03/25/2037	1,267	1,006
LA Arena Funding LLC
7.656% due 12/15/2026	79	74
Lehman ABS Mortgage Loan Trust
0.404% due 06/25/2037	1,641	1,046
Lehman XS Trust
0.384% due 05/25/2046	11	11
0.394% due 11/25/2046	3,910	3,273
0.434% due 11/25/2036	802	783
Long Beach Mortgage Loan Trust
0.354% due 11/25/2036	1,818	1,688
0.364% due 08/25/2036	306	300
0.374% due 10/25/2036	478	445
0.494% due 08/25/2035	112	109
0.594% due 10/25/2034	1,548	991
MASTR Asset-Backed Securities Trust
0.364% due 11/25/2036	1,065	885
0.374% due 11/25/2036	1,551	1,440
0.394% due 05/25/2037	2,042	1,654
MBNA Credit Card Master Note Trust
0.419% due 12/15/2011	2,300	2,300
Merrill Lynch First Franklin Mortgage Loan Trust
0.374% due 07/25/2037	3,613	2,859
Merrill Lynch Mortgage Investors, Inc.
0.384% due 08/25/2036	1,465	1,456
0.384% due 07/25/2037	1,288	1,204
0.434% due 02/25/2037	1,253	658
Mid-State Trust
7.340% due 07/01/2035	264	206
Morgan Stanley ABS Capital I
0.354% due 10/25/2036	1,865	1,748
0.354% due 01/25/2037	5,791	5,016
0.364% due 09/25/2036	1,547	1,481
0.364% due 10/25/2036	1,536	1,428
0.364% due 11/25/2036	3,427	3,257
0.374% due 05/25/2037	10,379	7,890
Morgan Stanley Home Equity Loan Trust
0.364% due 12/25/2036	2,517	2,252
Morgan Stanley IXIS Real Estate Capital Trust
0.364% due 11/25/2036	1,719	1,632
Morgan Stanley Mortgage Loan Trust
0.384% due 01/25/2047	3,886	3,373
Nationstar Home Equity Loan Trust
0.374% due 03/25/2037	1,111	1,031
0.374% due 06/25/2037	3,114	2,791
0.434% due 04/25/2037	1,525	1,356
New Century Home Equity Loan Trust
0.494% due 05/25/2036	2,141	1,452
0.574% due 06/25/2035	796	448
Option One Mortgage Loan Trust
0.354% due 02/25/2037	128	126
0.364% due 01/25/2037	1,641	1,556
0.374% due 07/25/2037	1,367	1,147
Park Place Securities, Inc.
0.574% due 09/25/2035	617	393
Popular ABS Mortgage Pass-Through Trust
0.404% due 06/25/2047	3,148	2,470
Renaissance Home Equity Loan Trust
0.814% due 12/25/2033	1,697	810
1.014% due 08/25/2032	2	1
Residential Asset Mortgage Products, Inc.
0.384% due 02/25/2037	1,420	1,217
0.414% due 08/25/2046	882	842
Residential Asset Securities Corp.
0.374% due 01/25/2037	2,735	2,444
0.384% due 11/25/2036	1,831	1,803
0.384% due 02/25/2037	1,229	1,132
0.424% due 04/25/2037	1,825	1,589
Salomon Brothers Mortgage Securities VII, Inc.
0.614% due 03/25/2032	111	99
1.214% due 01/25/2032	147	80
Saxon Asset Securities Trust
0.834% due 08/25/2032	19	16
SBI HELOC Trust
0.484% due 08/25/2036	1,309	1,178
Securitized Asset-Backed Receivables LLC Trust
0.354% due 01/25/2037	2,440	2,061
0.364% due 09/25/2036	555	488
0.374% due 12/25/2036	3,824	2,144
0.394% due 11/25/2036	1,297	535
SLM Student Loan Trust
1.082% due 07/25/2017	2,156	2,155
Soundview Home Equity Loan Trust
0.374% due 11/25/2036	1,657	893
0.394% due 01/25/2037	729	711
0.394% due 06/25/2037	2,281	1,826
Specialty Underwriting & Residential Finance
0.359% due 11/25/2037	769	744
0.374% due 01/25/2038	2,300	1,889
Structured Asset Investment Loan Trust
0.354% due 09/25/2036	520	500
0.364% due 07/25/2036	2,738	2,484
Structured Asset Securities Corp.
0.394% due 01/25/2037	889	785
0.414% due 01/25/2037	1,794	1,285
0.714% due 05/25/2034	487	392
Truman Capital Mortgage Loan Trust
0.654% due 01/25/2034	68	67
WaMu Asset-Backed Certificates
0.364% due 01/25/2037	3,165	2,265
Wells Fargo Home Equity Trust
0.364% due 01/25/2037	174	171
0.414% due 03/25/2037	371	351

Total Asset-Backed Securities (Cost $253,781)		204,416

SOVEREIGN ISSUES 4.2%
Egypt Government AID Bond
4.450% due 09/15/2015	35,000	36,518
Israel Government AID Bond
0.000% due 11/01/2024	178,000	79,740
5.500% due 12/04/2023	20,000	21,448

Total Sovereign Issues (Cost $137,887)		137,706

SHORT-TERM INSTRUMENTS 17.5%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/01/2009	3,375	3,375

(Dated 06/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 08/27/2009 valued at $3,444. Repurchase proceeds are $3,375.)
U.S. TREASURY BILLS 0.2%
1.320% due 07/16/2009 - 07/23/2009 (b)(e)	8,092	8,091

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 17.2%
	56,229,730	562,803

Total Short-Term Instruments (Cost $574,251)		574,269

PURCHASED OPTIONS (g) 2.8% (Cost $25,502)		90,517
Total Investments 101.5% (Cost $3,572,544)		$3,324,392
Written Options (h) (0.0%)		(6)
(Premiums $8)
Other Assets and Liabilities (Net) (1.5%)		(48,832)

Net Assets 100.0%		$3,275,554

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a) Security is in default.

(b) Coupon represents a weighted average rate.

(c) Affiliated to the Portfolio.

(d) The average amount of borrowings while outstanding during the period ended June 30, 2009 was $403,198 at a weighted average interest rate of 0.359%. On June 30, 2009, there were no open reverse repurchase agreements.

(e) Securities with an aggregate market value of $49,589 have been pledged as collateral for the following open futures contracts on June 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	9,165	$68,398
90-Day Eurodollar December Futures	Long	12/2010	5,389	(4,690)
90-Day Eurodollar June Futures	Long	06/2010	4,002	1,132
90-Day Eurodollar March Futures	Long	03/2010	9,616	46,757
90-Day Eurodollar September Futures	Long	09/2009	11,945	91,367
90-Day Eurodollar September Futures	Long	09/2010	1	0
U.S. Treasury 2-Year Note September Futures	Long	09/2009	558	(340)
U.S. Treasury 5-Year Note September Futures	Long	09/2009	6,730	(8,128)
U.S. Treasury 10-Year Note September Futures	Long	09/2009	297	71

				$194,567

(f) Swap agreements outstanding on June 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2009(2)	Notional Amount(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	3.944%	$3,640	$(125)	$0	$(125)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	4.048%	3,000	(131)	0	(131)
General Electric Capital Corp.	BNP	1.100%	12/20/2009	3.899%	1,500	(19)	0	(19)
General Electric Capital Corp.	CITI	1.120%	12/20/2010	4.048%	1,800	(74)	0	(74)
General Electric Capital Corp.	GSC	0.830%	12/20/2009	3.899%	1,500	(22)	0	(22)
General Electric Capital Corp.	RBS	1.100%	09/20/2009	3.899%	3,000	(18)	0	(18)

						$(389)	$0	$(389)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	5.000%	12/20/2009	UBS	$470,000	$10,196	$(4,145)	$14,341
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS	3,058,000	90,407	0	90,407
Pay	3-Month USD-LIBOR	3.000%	12/16/2011	CITI	29,400	521	578	(57)
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	MSC	197,800	6,087	2,132	3,955
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS	234,700	7,223	2,530	4,693
Pay	3-Month USD-LIBOR	3.100%	05/27/2016	RBS	215,300	(3,522)	0	(3,522)
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC	2,000	4	(33)	37

						$110,916	$1,062	$109,854

(g) Purchased options outstanding on June 30, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 2-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	$362,300	$3,874	$12,988
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	258,200	2,749	9,256
Call - OTC 2-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	93,700	1,049	3,359
Call - OTC 2-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	558,900	5,302	20,036
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.450%	08/03/2009	837,200	8,931	30,013
Call - OTC 2-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.850%	08/03/2009	340,100	3,597	14,865

							$25,502	$90,517

(h) Written options outstanding on June 30, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.250%	08/21/2009	$1,000	$8	$6

(i) Short sales outstanding on June 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Freddie Mac	4.500%	07/01/2039	62,000	$61,826	$61,690

(j) Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 06/30/2009
Corporate Bonds & Notes	$0	$389,233	$0	$389,233
U.S. Government Agencies	0	1,290,189	1,717	1,291,906
Mortgage-Backed Securities	0	554,990	2,090	557,080
Asset-Backed Securities	0	204,416	0	204,416
Short-Term Instruments	562,803	11,466	0	574,269
Other Investments++	0	307,488	0	307,488

Investments, at value	$562,803	$2,757,782	$3,807	$3,324,392

Short Sales, at value	$0	$(61,690)	$0	$(61,690)

Financial Derivative Instruments+++	$194,567	$109,459	$0	$304,026

Total	$757,370	$2,805,551	$3,807	$3,566,728

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ending June 30, 2009:

	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 06/30/2009
U.S. Government Agencies	$1,751	$0	$0	$0	$(34)	$0	$1,717
Mortgage-Backed Securities	0	(113)	2	0	336	1,865	2,090
Asset-Backed Securities	71	(4)	0	0	0	(67)	0

Investments, at value	$1,822	$(117)	$2	$0	$302	$1,798	$3,807

Financial Derivative Instruments+++	$0	$0	$0	$0	$0	$0	$0

Total	$1,822	$(117)	$2	$0	$302	$1,798	$3,807

+	See note 3 in the Supplementary Notes to Schedule of Investments for additional information.

++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

+++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes

Supplementary Notes to Schedule of Investments

June 30, 2009 (Unaudited)

1. Basis for Consolidation for the PIMCO CommodityRealReturn Strategy Fund®

The PIMCO Cayman Commodity Fund I Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the CommodityRealReturn Strategy Fund® (the “CRRS Fund”) in order to effect certain investments for the CRRS Fund consistent with the CRRS Fund’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the CRRS Fund and the Subsidiary on August 1, 2006, comprising the entire issued share capital of the Subsidiary with the intent that the CRRS Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of June 30, 2009, net assets of the CRRS Fund were approximately $11 billion, of which approximately $1.438 billion, or approximately 13%, represented the CRRS Fund’s ownership of all issued shares and voting rights of the Subsidiary.

2. Federal Income Tax Matters

As of June 30, 2009, the aggregate cost of investments was the same for federal tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
All Asset All Authority Fund	$113,498	$(44,520)	$68,978
All Asset Fund	466,427	(396,221)	70,206
California Intermediate Municipal Bond Fund	1,085	(6,422)	(5,337)
California Short Duration Municipal Income Fund	1,268	(616)	652
CommodityRealReturn Strategy Fund®	235,572	(315,976)	(80,404)
Convertible Fund	46,000	(52,372)	(6,372)
Developing Local Markets Fund	4,896	(103,371)	(98,475)
Diversified Income Fund	49,452	(209,213)	(159,761)
EM Fundamental IndexPLUSTM TR Strategy Fund	4,552	(169)	4,383
Emerging Local Bond Fund	24,164	(102,493)	(78,329)
Emerging Markets Bond Fund	84,887	(120,933)	(36,046)
Extended Duration Fund	6,323	(15,389)	(9,066)
Floating Income Fund	22,586	(74,578)	(51,992)
Foreign Bond Fund (Unhedged)	39,374	(273,311)	(233,937)
Foreign Bond Fund (U.S. Dollar-Hedged)	85,552	(244,843)	(159,291)
Fundamental Advantage Total Return Strategy Fund	9,294	(20,971)	(11,677)
Fundamental IndexPLUSTM Fund	505	(12,137)	(11,632)
Fundamental IndexPLUSTM TR Fund	15,599	(21,744)	(6,145)
Global Advantage Strategy Bond Fund	1,640	(131)	1,509
Global Bond Fund (Unhedged)	21,618	(92,532)	(70,914)
Global Bond Fund (U.S. Dollar-Hedged)	3,042	(17,637)	(14,595)
Global Multi-Asset Fund	13,026	(6,273)	6,753
GNMA Fund	22,732	(15,917)	6,815
Government Money Market Fund	0	0	0
High Yield Fund	149,932	(899,256)	(749,324)
High Yield Municipal Bond Fund	1,935	(48,064)	(46,129)
Income Fund	12,965	(26,174)	(13,209)
International StocksPLUS® TR Strategy Fund (Unhedged)	1,818	(3,124)	(1,306)
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	9,047	(27,961)	(18,914)
Investment Grade Corporate Bond Fund	275,193	(52,057)	223,136
Long Duration Total Return Fund	105,442	(82,237)	23,205
Long-Term Credit Fund	12,517	(489)	12,028
Long-Term U.S. Government Fund	44,187	(70,149)	(25,962)
Low Duration Fund	220,276	(558,049)	(337,773)
Low Duration Fund II	8,107	(11,588)	(3,481)
Low Duration Fund III	2,837	(5,924)	(3,087)
Moderate Duration Fund	51,137	(56,644)	(5,507)
Money Market Fund	0	0	0
Mortgage-Backed Securities Fund	29,673	(73,640)	(43,967)
Municipal Bond Fund	4,153	(43,214)	(39,061)
New York Municipal Bond Fund	2,988	(5,401)	(2,413)
Real Return Asset Fund	197,247	(99,259)	97,988
Real Return Fund	529,620	(395,156)	134,464
RealEstateRealReturn Strategy Fund	12,967	(12,101)	866
RealRetirementTM 2010 Fund	89	(772)	(683)
RealRetirementTM 2020 Fund	89	(857)	(768)
RealRetirementTM 2030 Fund	89	(913)	(824)
RealRetirementTM 2040 Fund	88	(1,021)	(933)
RealRetirementTM 2050 Fund	89	(985)	(896)
Short Duration Municipal Income Fund	1,238	(8,331)	(7,093)
Short-Term Fund	104,633	(216,805)	(112,172)
Small Cap StocksPLUS® TR Fund	4,638	(3,133)	1,505
StocksPLUS® Fund	4,128	(31,423)	(27,295)
StocksPLUS® Long Duration Fund	9,345	(5,844)	3,501
StocksPLUS® Total Return Fund	7,300	(14,216)	(6,916)
StocksPLUS® TR Short Strategy Fund	5,699	(11,173)	(5,474)
Total Return Fund	5,462,103	(5,302,996)	159,107
Total Return Fund II	128,327	(86,057)	42,270
Total Return Fund III	113,672	(102,714)	10,958
Unconstrained Bond Fund	45,360	(6,072)	39,288
Unconstrained Tax Managed Bond Fund	168	(57)	111
Asset-Backed Securities Portfolio	5,437	(233,906)	(228,469)
Developing Local Markets Portfolio	3,781	(13,040)	(9,259)
Emerging Markets Portfolio	7,817	(19,530)	(11,713)
High Yield Portfolio	9,889	(75,414)	(65,525)
International Portfolio	29,992	(191,248)	(161,256)
Investment Grade Corporate Portfolio	103,576	(344,507)	(240,931)
Long Duration Corporate Bond Portfolio	35,461	(2,016)	33,445
Mortgage Portfolio	358,984	(806,550)	(447,566)
Municipal Sector Portfolio	38,511	(32,265)	6,246
Real Return Portfolio	27,994	(13,079)	14,915
Short-Term Floating NAV Portfolio	2,220	(175)	2,045
Short-Term Floating NAV Portfolio II	8	(1)	7
Short-Term Portfolio	14,374	(430,046)	(415,672)
U.S. Government Sector Portfolio	100,771	(348,923)	(248,152)

3. Significant Accounting Policies

The Funds have adopted the following new accounting standard and position issued by the Financial Accounting Standards Board (“FASB”):

•	FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”)

FAS 157 defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of FAS 157, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedules of Investments for each respective Fund.

•

FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FAS 157-4”)

FAS 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased. FAS 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FAS 157-4 emphasizes that even if there has been a significant decrease in the volume and level of activity for the asset or liability and regardless of the valuation technique(s) used, the objective of a fair value measurement remains the same. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. In accordance with the requirements of FAS 157-4, the inputs and valuation technique(s) used to measure fair value are included in the Notes to Schedule of Investments for each respective Fund.

GLOSSARY: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.
AIG	AIG International, Inc.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
BCLY	Barclays Bank PLC	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BEAR	Bear Stearns & Co., Inc. (acquired by JPMorgan & Co.)	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	UBS	UBS Warburg LLC
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGCI	Dow Jones-AIG Commodity Index	eRAFI EM	eRAFI Emerging Markets Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	HICP	Harmonized Index of Consumer Prices
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	LCDX	Liquid Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBS	Dow Jones-UBS Commodity Index	MCDX	Municipal Bond Credit Derivative Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGCCLP	S&P GSCI Crude Oil Index
CMBX	Commercial Mortgage-Backed Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	TUCPI	Turkey Consumer Price Index
CPI	Consumer Price Index	EAFE	Europe, Australasia, and Far East Stock Index	UKRPI	United Kingdom Retail Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	eRAFI	enhanced Research Affiliates Fundamental Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corporation	MAIA	Michigan Association of Insurance Agents
AGC	Assured Guaranty Corp.	FNMA	Federal National Mortgage Association	MBIA	Municipal Bond Investors Assurance
AMBAC	American Municipal Bond Assurance Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
BHAC	Berkshire Hathaway Assurance Corporation	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development	ST	State
FGIC	Financial Guaranty Insurance Co.	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FHA	Federal Housing Administration	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor’s Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	August 20, 2009

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	August 20, 2009